Aggressive Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 47.1% ) Value
Communications Services (3.0%)
18,805 Alphabet, Inc., Class A
a
$ 2,838,239
145,417 Alphabet, Inc., Class C
a
22,141,192
16,392 Altice USA, Inc.
a
42,783
5,612 AMC Networks, Inc.
a
68,074
2,049 Bandwidth, Inc.
a
37,415
2,230 Bumble, Inc.
a
25,310
45 Cable One, Inc. 19,041
98,666 Cargurus, Inc.
a
2,277,211
67,847 Comcast Corporation 2,941,167
56 E.W. Scripps Company
a
220
14,585 Electronic Arts, Inc. 1,934,992
6,237 Emerald Holding, Inc.
a
42,474
2,175 Entravision Communications
Corporation 3,567
11,841 iHeartMedia, Inc.
a
24,748
3,621 Imax Corporation
a
58,552
37,531 Integral Ad Science Holding
Corporation
a
374,184
4,052 Interpublic Group of Companies,
Inc. 132,217
4,224 Iridium Communications, Inc. 110,500
9,105 Liberty Global, Ltd., Class A
a
154,057
6,360 Liberty Latin America, Ltd., Class
A
a
44,329
1,216 Live Nation Entertainment, Inc.
a
128,616
47,717 Lumen Technologies, Inc.
a
74,438
1,949 Match Group, Inc.
a
70,710
44,414 Meta Platforms, Inc. 21,566,550
1,161 Netflix, Inc.
a
705,110
752 Omnicom Group, Inc. 72,764
38,381 Pinterest, Inc.
a
1,330,669
4,275 Playtika Holding Corporation 30,139
91,424 QuinStreet, Inc.
a
1,614,548
3,882 Roku, Inc.
a
252,990
2,117 Sinclair, Inc. 28,516
1,880 TechTarget, Inc.
a
62,190
4,316 Telephone and Data Systems, Inc. 69,142
22,688 Trade Desk, Inc.
a
1,983,385
98,383 Verizon Communications, Inc. 4,128,151
111,371 Warner Brothers Discovery, Inc.
a
972,269
6,985 Ziff Davis, Inc.
a
440,334
Total 66,800,793
Consumer Discretionary (5.2%)
114 Adient plc
a
3,753
168,229 Amazon.com, Inc.
a
30,345,147
838 American Axle & Manufacturing
Holdings, Inc.
a
6,168
11,354 American Eagle Outfitters, Inc. 292,820
21,790 Aptiv plc
a
1,735,574
4,910 Autoliv, Inc. 591,311
600 Beazer Homes USA, Inc.
a
19,680
1,609 Best Buy Company, Inc. 131,986
610 Booking Holdings, Inc. 2,213,007
21,220 Boot Barn Holdings, Inc.
a
2,019,083
7,293 Brunswick Corporation 703,920
2,723 Buckle, Inc. 109,655
13 Cavco Industries, Inc.
a
5,188
959 Chipotle Mexican Grill, Inc.
a
2,787,592
28,171 Columbia Sportswear Company 2,286,922
1,967 Container Store Group, Inc.
a
2,242
35,246 Cooper-Standard Holdings, Inc.
a
583,674
728 Coursera, Inc.
a
10,207
6,136 Crocs, Inc.
a
882,357
1,475 Culp, Inc.
a
7,080
Shares Common Stock (47.1%) Value
Consumer Discretionary (5.2%) - continued
7,487 D.R. Horton, Inc. $ 1,231,986
11,633 Dana, Inc. 147,739
1,314 Darden Restaurants, Inc. 219,635
1,551 Deckers Outdoor Corporation
a
1,459,894
1,246 DoorDash, Inc.
a
171,599
48 Dorman Products, Inc.
a
4,627
62,838 eBay, Inc. 3,316,590
491 El Pollo Loco Holdings, Inc.
a
4,782
1,505 Etsy, Inc.
a
103,424
9,786 Everi Holdings, Inc.
a
98,349
22,190 Expedia Group, Inc.
a
3,056,672
8,763 Five Below, Inc.
a
1,589,433
145 Fox Factory Holding Corporation
a
7,550
12,425 Gap, Inc. 342,309
5,467 Garmin, Ltd. 813,872
19,890 Gentex Corporation 718,427
3,049 Genuine Parts Company 472,382
4,336 Goodyear Tire & Rubber
Company
a
59,533
9,912 Grand Canyon Education, Inc.
a
1,350,114
2,028 Green Brick Partners, Inc.
a
122,146
800 Harley-Davidson, Inc. 34,992
13,568 Hilton Worldwide Holdings, Inc. 2,894,190
18,987 Home Depot, Inc. 7,283,413
4,065 Kohl's Corporation 118,495
11,430 Laureate Education, Inc. 166,535
1,144 La-Z-Boy, Inc. 43,037
2,229 Lear Corporation 322,938
2,190 Leggett & Platt, Inc. 41,938
1,326 Lennar Corporation 228,045
10,134 LKQ Corporation 541,257
10,061 Lowe's Companies, Inc. 2,562,839
4,766 Lululemon Athletica, Inc.
a
1,861,838
286 M/I Homes, Inc.
a
38,979
31 Marriott Vacations Worldwide
Corporation 3,340
7,153 McDonald's Corporation 2,016,788
7,994 Meritage Homes Corporation 1,402,627
71,244 Mobileye Global, Inc.
a
2,290,495
15,850 Modine Manufacturing Company
a
1,508,761
2,460 Mohawk Industries, Inc.
a
321,989
3,840 Nordstrom, Inc. 77,837
484 NVR, Inc.
a
3,920,381
1,595 O'Reilly Automotive, Inc.
a
1,800,564
2,109 Polaris, Inc. 211,153
3,826 Pool Corporation 1,543,791
30,981 Qurate Retail, Inc.
a
38,107
1,215 Ralph Lauren Corporation 228,128
3,721 Ross Stores, Inc. 546,094
5,219 Savers Value Village, Inc.
a
100,622
286 Shake Shack, Inc.
a
29,753
17,686 SharkNinja, Inc. 1,101,661
45,469 Skyline Champion Corporation
a
3,865,320
21,805 Sony Group Corporation ADR 1,869,561
12,346 Starbucks Corporation 1,128,301
84,978 Stoneridge, Inc.
a
1,566,994
42,950 Tesla, Inc.
a
7,550,180
14,509 Texas Roadhouse, Inc. 2,241,205
144,235 ThredUp, Inc.
a
288,470
276 TopBuild Corporation
a
121,641
7,205 Travel + Leisure Company 352,757
12 Ulta Beauty, Inc.
a
6,275
2,800 United Parks & Resorts, Inc.
a
157,388
2,959 Upbound Group, Inc. 104,186
6,002 Urban Outfitters, Inc.
a
260,607

Aggressive Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (47.1%) Value
Consumer Discretionary (5.2%) - continued
130 Vail Resorts, Inc. $ 28,968
182 Visteon Corporation
a
21,405
11,442 Wendy's Company 215,567
1,178 Wingstop, Inc. 431,619
13,925 Wyndham Hotels & Resorts, Inc. 1,068,744
238 XPEL, Inc.
a
12,857
10,936 Yum China Holding, Inc. 435,143
Total 115,036,204
Consumer Staples (2.1%)
27,274 Altria Group, Inc. 1,189,692
594 Archer-Daniels-Midland Company 37,309
2,787 BellRing Brands, Inc.
a
164,517
56,135 BJ's Wholesale Club Holdings,
Inc.
a
4,246,613
6,070 Casey's General Stores, Inc. 1,932,991
36,328 Celsius Holdings, Inc.
a
3,012,318
42,810 Coca-Cola Company 2,619,116
528 Costco Wholesale Corporation 386,829
130,508 Coty, Inc.
a
1,560,876
1,136 Darling Ingredients, Inc.
a
52,835
775 Dollar Tree, Inc.
a
103,191
12,220 e.l.f. Beauty, Inc.
a
2,395,487
1,670 Flowers Foods, Inc. 39,662
224 Hershey Company 43,568
10,278 J & J Snack Foods Corporation 1,485,788
9,243 John B. Sanfilippo & Son, Inc. 979,018
81,264 Kenvue, Inc. 1,743,925
3,463 Kroger Company 197,841
20,354 Lamb Weston Holdings, Inc. 2,168,312
16,332 Lancaster Colony Corporation 3,391,013
204 McCormick & Company, Inc. 15,669
35,951 Philip Morris International, Inc. 3,293,831
23,080 Pilgrim's Pride Corporation
a
792,106
331 PriceSmart, Inc. 27,804
7,510 Procter & Gamble Company 1,218,497
37,210 Sysco Corporation 3,020,708
19,018 Turning Point Brands, Inc. 557,227
16,000 Tyson Foods, Inc. 939,680
135,899 Walmart, Inc. 8,177,043
Total 45,793,466
Energy (2.0%)
778 Archrock, Inc. 15,303
19,327 Baker Hughes Company 647,455
1,008 Cactus, Inc. 50,491
1,417 California Resources Corporation 78,077
1,468 ChampionX Corporation 52,687
20,361 Chesapeake Energy Corporation 1,808,668
1,469 Chevron Corporation 231,720
26,381 ConocoPhillips 3,357,774
1,479 CVR Energy, Inc. 52,741
59,074 Devon Energy Corporation 2,964,333
85,217 Enterprise Products Partners, LP 2,486,632
12,761 EOG Resources, Inc. 1,631,366
5,930 Expro Group Holdings NV
a
118,422
39,189 Exxon Mobil Corporation 4,555,329
3,304 Gulfport Energy Corporation
a
529,036
122,041 Halliburton Company 4,810,856
548 International Seaways, Inc. 29,154
9,256 Liberty Energy, Inc. 191,784
1,945 Magnolia Oil & Gas Corporation 50,473
11,804 Marathon Oil Corporation 334,525
9,091 Marathon Petroleum Corporation 1,831,837
36,460 Matador Resources Company 2,434,434
Shares Common Stock (47.1%) Value
Energy (2.0%) - continued
3,774 Murphy Oil Corporation $ 172,472
3,160 Noble Corporation plc 153,228
77,223 NOV, Inc. 1,507,393
8,320 Ovintiv, Inc. 431,808
6,524 Par Pacific Holdings, Inc.
a
241,779
1,720 Patterson-UTI Energy, Inc. 20,537
6,391 Phillips 66 1,043,906
20,795 Pioneer Natural Resources
Company 5,458,688
20,334 ProPetro Holding Corporation
a
164,299
8,521 Schlumberger NV 467,036
16,844 Shell plc ADR 1,129,222
7,287 SM Energy Company 363,257
1,121 Solaris Oilfield Infrastructure, Inc. 9,719
127,812 TechnipFMC plc 3,209,359
6,951 TETRA Technologies, Inc.
a
30,793
2,710 U.S. Silica Holdings, Inc.
a
33,631
5,246 Viper Energy, Inc. 201,761
32,462 Williams Companies, Inc. 1,265,044
Total 44,167,029
Financials (6.7%)
1,158 1st Source Corporation 60,702
10,343 Allstate Corporation 1,789,442
58,835 Ally Financial, Inc. 2,388,113
2,384 Amalgamated Financial
Corporation 57,216
143 Amerant Bancorp, Inc. 3,330
14,815 American Express Company 3,373,227
35,308 American International Group, Inc. 2,760,026
9,521 Ameriprise Financial, Inc. 4,174,387
388 Ameris Bancorp 18,771
68 Apollo Global Management, Inc. 7,647
12,515 Arch Capital Group, Ltd.
a
1,156,887
5,192 Arthur J. Gallagher & Company 1,298,208
3,638 Artisan Partners Asset
Management, Inc. 166,511
382 AssetMark Financial Holdings,
Inc.
a
13,527
1,012 Associated Banc-Corp 21,768
597 Assurant, Inc. 112,379
1,338 Assured Guaranty, Ltd. 116,741
267 Atlantic Union Bankshares
Corporation 9,428
513 Axis Capital Holdings, Ltd. 33,355
348 Axos Financial, Inc.
a
18,806
106,609 Bank of America Corporation 4,042,613
104 Bank of Hawaii Corporation 6,489
2,554 Bank of Marin Bancorp 42,831
16,288 Bank of N.T. Butterfield & Son, Ltd. 521,053
54,855 Bank of New York Mellon
Corporation 3,160,745
1,394 Bank OZK 63,371
1,433 BankFinancial Corporation 15,046
219 BankUnited, Inc. 6,132
3,772 Banner Corporation 181,056
166 Bar Harbor Bankshares 4,396
459 BayCom Corporation 9,460
2,681 BCB Bancorp, Inc. 28,016
5,677 Berkshire Hathaway, Inc.
a
2,387,292
7,475 Berkshire Hills Bancorp, Inc. 171,327
980 BlackRock, Inc. 817,026
4,459 Block, Inc.
a
377,142
22,970 Blue Owl Capital, Inc. 433,214
114 BOK Financial Corporation 10,488

Aggressive Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (47.1%) Value
Financials (6.7%) - continued
38,228 Bridgewater Bancshares, Inc.
a
$ 444,974
2,698 Brighthouse Financial, Inc.
a
139,055
2,951 BrightSpire Capital, Inc. 20,332
14,257 Brookline Bancorp, Inc. 142,000
9,176 Brown & Brown, Inc. 803,267
2,403 Business First Bancshares, Inc. 53,539
4,205 Byline Bancorp, Inc. 91,333
2,354 Cadence Bank 68,266
240 Camden National Corporation 8,045
167 Capital City Bank Group, Inc. 4,626
11,286 Capital One Financial Corporation 1,680,373
6,537 Capitol Federal Financial, Inc. 38,961
35,893 Carlyle Group, Inc. 1,683,741
377 Cathay General Bancorp 14,262
4,024 Cboe Global Markets, Inc. 739,330
10,399 Central Pacific Financial
Corporation 205,380
40,614 Charles Schwab Corporation 2,938,017
13,739 Chubb, Ltd. 3,560,187
4,090 Cincinnati Financial Corporation 507,855
3,426 Citigroup, Inc. 216,660
1,655 Citizens Financial Group, Inc. 60,060
221 CNA Financial Corporation 10,038
2,139 CNB Financial Corporation 43,614
679 Coinbase Global, Inc.
a
180,016
19,104 Columbia Banking System, Inc. 369,662
29,395 Comerica, Inc. 1,616,431
1,803 Commerce Bancshares, Inc. 95,920
319 Community Bank System, Inc. 15,322
3,930 Community Trust Bancorp, Inc. 167,614
246 Community West Bancshares 4,893
313 ConnectOne Bancorp, Inc. 6,103
1,099 Corpay, Inc.
a
339,085
912 Cullen/Frost Bankers, Inc. 102,664
1,660 Customers Bancorp, Inc.
a
88,080
463 CVB Financial Corporation 8,260
3,405 Dime Community Bancshares, Inc. 65,580
15,579 Discover Financial Services 2,042,251
2,889 Eagle Bancorp, Inc. 67,863
2,826 East West Bancorp, Inc. 223,565
4,556 Ellington Residential Mortgage
REIT 31,482
1,110 Employers Holdings, Inc. 50,383
2,082 Enova International, Inc.
a
130,812
203 Enterprise Bancorp, Inc./MA 5,272
5,488 Enterprise Financial Services
Corporation 222,593
1,445 Equity Bancshares, Inc. 49,665
222 EVERTEC, Inc. 8,858
53,937 F.N.B. Corporation 760,512
6,790 FactSet Research Systems, Inc. 3,085,308
12,966 Federated Hermes, Inc. 468,332
3,745 Fidelity National Information
Services, Inc. 277,804
3,044 Fifth Third Bancorp 113,267
3,222 Financial Institutions, Inc. 60,638
1,052 First Bancorp/Puerto Rico 18,452
6,506 First Bancshares, Inc. 168,831
31 First Citizens BancShares, Inc./NC 50,685
9,315 First Commonwealth Financial
Corporation 129,665
3,157 First Financial Bancorp 70,780
1,508 First Financial Bankshares, Inc. 49,477
1,504 First Financial Corporation 57,648
583 First Hawaiian, Inc. 12,803
Shares Common Stock (47.1%) Value
Financials (6.7%) - continued
9,393 First Horizon Corporation $ 144,652
646 First Internet Bancorp 22,442
3,766 First Interstate BancSystem, Inc. 102,473
1,228 First Merchants Corporation 42,857
2,022 First Mid-Illinois Bancshares, Inc. 66,079
4,490 First of Long Island Corporation 49,794
4,000 Fiserv, Inc.
a
639,280
203 Five Star Bancorp 4,567
4,092 Flushing Financial Corporation 51,600
1,747 Flywire Corporation
a
43,343
6,281 Fulton Financial Corporation 99,805
33,511 Glacier Bancorp, Inc. 1,349,823
4,469 Global Payments, Inc. 597,327
2,008 Great Southern Bancorp, Inc. 110,079
2,043 Green Dot Corporation
a
19,061
15,239 Hamilton Lane, Inc. 1,718,350
7,198 Hancock Whitney Corporation 331,396
15,992 Hanmi Financial Corporation 254,593
1,566 Hanover Insurance Group, Inc. 213,242
4,033 Hartford Financial Services Group,
Inc. 415,601
23,373 Heartland Financial USA, Inc. 821,561
10,164 Heritage Commerce Corporation 87,207
7,415 Heritage Financial Corporation 143,777
2,334 Home BancShares, Inc. 57,346
3,906 Hometrust Bancshares, Inc. 106,790
6,007 Hope Bancorp, Inc. 69,141
324 Horace Mann Educators
Corporation 11,985
5,073 Horizon Bancorp, Inc. 65,087
33,502 Houlihan Lokey, Inc. 4,294,621
5,682 Huntington Bancshares, Inc./OH 79,264
4,166 Independent Bank Corporation 216,715
3,872 Independent Bank Corporation/MI 98,155
47,664 Intercontinental Exchange, Inc. 6,550,464
402 International Bancshares
Corporation 22,568
4,103 Invesco Mortgage Capital, Inc. 39,717
33,708 Invesco, Ltd. 559,216
47,161 J.P. Morgan Chase & Company 9,446,348
7,259 Jack Henry & Associates, Inc. 1,261,106
14,236 Janus Henderson Group plc 468,222
4,478 Kearny Financial Corporation/MD 28,838
90,807 KeyCorp 1,435,659
11,743 Kinsale Capital Group, Inc. 6,162,022
2,349 KKR & Company, Inc. 236,262
2,791 Lazard, Inc. 116,859
732 LendingTree, Inc.
a
30,993
721 M&T Bank Corporation 104,862
555 MarketAxess Holdings, Inc. 121,684
7,164 Marsh & McLennan Companies,
Inc. 1,475,641
3,514 Mastercard, Inc. 1,692,237
2,024 Mercantile Bank Corporation 77,904
26,457 MetLife, Inc. 1,960,728
655 Metropolitan Bank Holding
Corporation
a
25,218
9,913 MFA Financial, Inc. 113,107
58,472 MGIC Investment Corporation 1,307,434
538 Mid Penn Bancorp, Inc. 10,765
4,012 Midland States Bancorp, Inc. 100,822
6,538 MidWestOne Financial Group, Inc. 153,251
1,159 Moody's Corporation 455,522
13,669 Morgan Stanley 1,287,073
4,637 Mr. Cooper Group, Inc.
a
361,454

Aggressive Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (47.1%) Value
Financials (6.7%) - continued
7,258 MSCI, Inc. $ 4,067,746
223 MVB Financial Corporation 4,975
35,644 Nasdaq, Inc. 2,249,136
3,408 National Bank Holdings
Corporation 122,927
3,465 Navient Corporation 60,291
1,186 NCR Atleos Corporation
a
23,424
12,417 New York Community Bancorp,
Inc.
b
39,983
15,904 NMI Holdings, Inc.
a
514,335
21,431 Northern Trust Corporation 1,905,645
168 Northfield Bancorp, Inc. 1,633
170 Northrim BanCorp, Inc. 8,587
3,680 Northwest Bancshares, Inc. 42,872
19,626 NU Holdings, Ltd./Cayman
Islands
a
234,138
12,760 OceanFirst Financial Corporation 209,392
3,651 OFG Bancorp 134,393
3,429 Old National Bancorp 59,699
3,013 Old Republic International
Corporation 92,559
4,524 Old Second Bancorp, Inc. 62,612
9,658 OneMain Holdings, Inc. 493,427
4,589 Pacific Premier Bancorp, Inc. 110,136
1,048 Pathward Financial, Inc. 52,903
51,126 PayPal Holdings, Inc.
a
3,424,931
892 PCB Bancorp 14,566
714 PennyMac Financial Services, Inc. 65,038
2,545 Peoples Bancorp, Inc./OH 75,357
1,139 Pinnacle Financial Partners, Inc. 97,817
293 PNC Financial Services Group,
Inc. 47,349
1,063 Popular, Inc. 93,640
3,141 Premier Financial Corporation 63,762
270 PROG Holdings, Inc. 9,299
10,287 Prosperity Bancshares, Inc. 676,679
4,898 Provident Financial Services, Inc. 71,364
2,253 Prudential Financial, Inc. 264,502
26,531 Radian Group, Inc. 887,993
38,970 Raymond James Financial, Inc. 5,004,527
3,669 Regions Financial Corporation 77,196
19,352 Rithm Capital Corporation 215,968
17,313 RLI Corporation 2,570,461
2,279 S&T Bancorp, Inc. 73,110
3,249 Sandy Spring Bancorp, Inc. 75,312
26,741 SEI Investments Company 1,922,678
420 ServisFirst Bancshares, Inc. 27,871
2,502 Shore Bancshares, Inc. 28,773
301 Simmons First National
Corporation 5,857
414 SmartFinancial, Inc. 8,723
235 Southern First Bancshares, Inc.
a
7,464
136 Southern Missouri Bancorp, Inc. 5,945
1,140 SouthState Corporation 96,934
3,913 State Street Corporation 302,553
2,746 Stellar Bancorp, Inc. 66,893
1,487 StepStone Group, Inc. 53,145
411 Synchrony Financial 17,722
2,055 Synovus Financial Corporation 82,323
170 T. Rowe Price Group, Inc. 20,726
1,384 Territorial Bancorp, Inc. 11,155
2,125 TPG, Inc. 94,988
23,940 Tradeweb Markets, Inc. 2,493,830
1,906 TriCo Bancshares 70,103
31,539 Triumph Financial, Inc.
a
2,501,673
363 Truist Financial Corporation 14,150
Shares Common Stock (47.1%) Value
Financials (6.7%) - continued
2,373 TrustCo Bank Corporation NY $ 66,824
6,114 Two Harbors Investment
Corporation 80,949
1,434 U.S. Bancorp 64,100
413 UMB Financial Corporation 35,927
1,556 United Bankshares, Inc. 55,689
1,026 United Community Banks, Inc. 27,004
2,772 Univest Financial Corporation 57,713
851 Unum Group 45,665
15,675 Valley National Bancorp 124,773
3,552 Veritex Holdings, Inc. 72,780
8,520 Virtu Financial, Inc. 174,830
2,599 Visa, Inc. 725,329
3,680 Voya Financial, Inc. 272,026
3,380 WaFd, Inc. 98,121
548 Walker & Dunlop, Inc. 55,381
3,075 Webster Financial Corporation 156,118
93,070 Wells Fargo & Company 5,394,337
3,272 Westamerica Bancorporation 159,935
45,371 Western Alliance Bancorp 2,912,364
19,107 Western Union Company 267,116
194 Willis Towers Watson plc 53,350
868 Wintrust Financial Corporation 90,611
247 WSFS Financial Corporation 11,150
2,096 XP, Inc. 53,783
24,212 Zions Bancorp NA 1,050,801
Total 146,722,514
Health Care (5.8%)
15,883 Abbott Laboratories 1,805,262
5,723 AbbVie, Inc. 1,042,158
4,156 ACADIA Pharmaceuticals, Inc.
a
76,844
17,381 Agilent Technologies, Inc. 2,529,109
1,302 Agios Pharmaceuticals, Inc.
a
38,070
902 Aldeyra Therapeutics, Inc.
a
2,950
8,120 Align Technology, Inc.
a
2,662,710
4,223 Alkermes plc
a
114,317
15,517 Amgen, Inc. 4,411,793
3,315 Amicus Therapeutics, Inc.
a
39,051
5,041 Amneal Pharmaceuticals, Inc.
a
30,548
1,444 Anika Therapeutics, Inc.
a
36,678
5,963 Arcellx, Inc.
a
414,727
3,417 Argenx SE ADR
a
1,345,341
9,039 Ascendis Pharma AS ADR
a
1,366,426
31,979 AstraZeneca plc ADR 2,166,577
106,972 Avantor, Inc.
a
2,735,274
4,483 Azenta, Inc.
a
270,235
4,812 Biogen, Inc.
a
1,037,612
205 BioMarin Pharmaceutical, Inc.
a
17,905
262 Bio-Rad Laboratories, Inc.
a
90,618
26,161 Bio-Techne Corporation 1,841,473
3,411 Bruker Corporation 320,429
4,315 CareDx, Inc.
a
45,696
13,138 Centene Corporation
a
1,031,070
3,454 Certara, Inc.
a
61,758
5,420 Charles River Laboratories
International, Inc.
a
1,468,549
2,238 Chemed Corporation 1,436,639
6,143 Cigna Group 2,231,076
587 Codexis, Inc.
a
2,049
2,952 Cooper Companies, Inc. 299,510
21,914 Danaher Corporation 5,472,364
3,484 Deciphera Pharmaceuticals, Inc.
a
54,803
5,502 Definitive Healthcare Corporation
a
44,401
3,298 Denali Therapeutics, Inc.
a
67,675

Aggressive Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (47.1%) Value
Health Care (5.8%) - continued
20,622 Dentsply Sirona, Inc. $ 684,444
14,629 Dexcom, Inc.
a
2,029,042
2,100 Dynavax Technologies
Corporation
a
26,061
19,741 Edwards Lifesciences Corporation
a
1,886,450
42,506 Elanco Animal Health, Inc.
a
691,998
7,015 Elevance Health, Inc. 3,637,558
5,729 Eli Lilly & Company 4,456,933
442 Enanta Pharmaceuticals, Inc.
a
7,717
42,536 Enovis Corporation
a
2,656,373
6,699 Exelixis, Inc.
a
158,967
18,299 Gilead Sciences, Inc. 1,340,402
27,714 Globus Medical, Inc.
a
1,486,579
7,262 GoodRx Holdings, Inc.
a
51,560
33,751 Halozyme Therapeutics, Inc.
a
1,372,991
5,012 ICON plc
a
1,683,781
120 IDEXX Laboratories, Inc.
a
64,792
1,578 Illumina, Inc.
a
216,691
16,933 Immunocore Holdings plc ADR
a
1,100,645
683 Incyte Corporation
a
38,911
8,249 Inspire Medical Systems, Inc.
a
1,771,803
11,488 Intuitive Surgical, Inc.
a
4,584,746
894 IQVIA Holding, Inc.
a
226,084
1,789 Jazz Pharmaceuticals, Inc.
a
215,431
24,440 Johnson & Johnson 3,866,164
1,015 Kodiak Sciences, Inc.
a
5,339
21,738 Laboratory Corporation of America
Holdings 4,748,883
11,667 Lantheus Holdings, Inc.
a
726,154
10,494 Legend Biotech Corporation ADR
a
588,608
62 Ligand Pharmaceuticals, Inc.
a
4,532
890 LivaNova plc
a
49,787
8,155 Masimo Corporation
a
1,197,562
29 Medpace Holdings, Inc.
a
11,720
46,851 Medtronic plc 4,083,065
32,805 Merck & Company, Inc. 4,328,620
7,738 Molina Healthcare, Inc.
a
3,179,003
2,012 Myriad Genetics, Inc.
a
42,896
11,438 Natera, Inc.
a
1,046,119
264 National HealthCare Corporation 24,951
8,427 Neogen Corporation
a
132,978
40,640 Novo Nordisk AS ADR 5,218,176
5,955 Nuvation Bio, Inc.
a
21,676
94,324 Option Care Health, Inc.
a
3,163,627
2,181 Organon & Company 41,003
1,354 Pacira Pharmaceuticals, Inc.
a
39,564
61,918 Paragon 28, Inc.
a
764,687
60,284 Progyny, Inc.
a
2,299,835
2,525 Prothena Corporation plc
a
62,544
1,723 PTC Therapeutics, Inc.
a
50,122
721 QIAGEN NV 30,996
2,925 QuidelOrtho Corporation
a
140,224
3,294 Recursion Pharmaceuticals, Inc.
a
32,841
12,104 Repligen Corporation
a
2,226,168
3,990 Rocket Pharmaceuticals, Inc.
a
107,491
1,922 Royalty Pharma plc 58,371
9,125 Sarepta Therapeutics, Inc.
a
1,181,322
75,643 scPharmaceuticals, Inc.
a
379,728
1,811 Sensus Healthcare, Inc.
a
6,882
8,183 Shockwave Medical, Inc.
a
2,664,630
1,191 Stryker Corporation 426,223
744 Teleflex, Inc. 168,270
1,961 TG Therapeutics, Inc.
a
29,827
4,600 Thermo Fisher Scientific, Inc. 2,673,566
1,718 UnitedHealth Group, Inc. 849,895
Shares Common Stock (47.1%) Value
Health Care (5.8%) - continued
1,521 Vanda Pharmaceuticals, Inc.
a
$ 6,251
10,077 Veeva Systems, Inc.
a
2,334,740
5,631 Veracyte, Inc.
a
124,783
29,906 Vericel Corporation
a
1,555,710
3,483 Vertex Pharmaceuticals, Inc.
a
1,455,929
47,439 Viemed Healthcare, Inc.
a
447,350
1,142 West Pharmaceutical Services,
Inc. 451,901
1,471 Zentalis Pharmaceuticals, Inc.
a
23,183
21,779 Zimmer Biomet Holdings, Inc. 2,874,392
23,951 Zoetis, Inc. 4,052,749
Total 127,002,693
Industrials (6.7%)
3,150 A.O. Smith Corporation 281,799
292 Acuity Brands, Inc. 78,469
20,889 Advanced Drainage Systems, Inc. 3,597,921
6,636 AECOM 650,859
1,455 AGCO Corporation 178,994
26,684 Air Lease Corporation 1,372,625
4,724 Alight, Inc.
a
46,531
1,839 Allison Transmission Holdings, Inc. 149,253
10,921 AMETEK, Inc. 1,997,451
5,074 Armstrong World Industries, Inc. 630,292
32,085 ASGN, Inc.
a
3,361,225
1,900 Atmus Filtration Technologies, Inc.
a
61,275
5,640 Automatic Data Processing, Inc. 1,408,534
1,859 Axon Enterprise, Inc.
a
581,644
2,217 AZEK Company, Inc.
a
111,338
1,310 AZZ, Inc. 101,276
83,043 Badger Infrastructure Solutions,
Ltd. 3,077,597
12,580 Beacon Roofing Supply, Inc.
a
1,233,092
74 Brady Corporation 4,387
2,371 BWX Technologies, Inc. 243,312
8,454 Carlisle Companies, Inc. 3,312,700
13,522 Casella Waste Systems, Inc.
a
1,336,920
12,631 Caterpillar, Inc. 4,628,377
5,507 Cimpress plc
a
487,425
144,602 CNH Industrial NV 1,874,042
141 Columbus McKinnon Corporation 6,293
1,099 CSW Industrials, Inc. 257,825
110,788 CSX Corporation 4,106,911
2,113 Cummins, Inc. 622,595
7,170 Curtiss-Wright Corporation 1,835,090
41,997 Delta Air Lines, Inc. 2,010,396
2,446 Donaldson Company, Inc. 182,667
32 Dover Corporation 5,670
2,992 EMCOR Group, Inc. 1,047,798
239 Equifax, Inc. 63,937
97 ESCO Technologies, Inc. 10,384
122,070 ExlService Holdings, Inc.
a
3,881,826
7,160 Expeditors International of
Washington, Inc. 870,441
100,769 Fastenal Company 7,773,321
8,650 Ferguson plc 1,889,420
63,801 Flowserve Corporation 2,914,430
41,045 Fluor Corporation
a
1,735,383
3,675 Gates Industrial Corporation plc
a
65,084
9,914 General Dynamics Corporation 2,800,606
1,590 Gibraltar Industries, Inc.
a
128,043
61 GMS, Inc.
a
5,938
338 Gorman-Rupp Company 13,368
6,731 Graco, Inc. 629,079
14,754 Greenbrier Companies, Inc. 768,683

Aggressive Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (47.1%) Value
Industrials (6.7%) - continued
672 Griffon Corporation $ 49,285
37,549 Helios Technologies, Inc. 1,678,065
777 Herc Holdings, Inc. 130,769
3,926 Hillman Solutions Corporation
a
41,773
11,577 Honeywell International, Inc. 2,376,179
91,113 Howmet Aerospace, Inc. 6,234,863
579 Huntington Ingalls Industries, Inc. 168,761
8,138 IDEX Corporation 1,985,835
18,717 Ingersoll Rand, Inc. 1,777,179
1,828 Interface, Inc. 30,747
1,030 ITT Corporation 140,111
162,207 Janus International Group, Inc.
a
2,454,192
8,940 JB Hunt Transport Services, Inc. 1,781,295
338 Johnson Controls International plc 22,078
3,167 Kennametal, Inc. 78,985
3,664 Kratos Defense & Security
Solutions, Inc.
a
67,344
9,426 L3Harris Technologies, Inc. 2,008,681
17,104 Legalzoom.com, Inc.
a
228,167
1,306 Leidos Holdings, Inc. 171,204
10,553 Lincoln Electric Holdings, Inc. 2,695,658
4,927 Lyft, Inc.
a
95,337
7,321 ManpowerGroup, Inc. 568,402
11,279 Masco Corporation 889,688
45,850 Masterbrand, Inc.
a
859,229
1,233 Matson, Inc. 138,589
10,817 Maximus, Inc. 907,546
12,532 Middleby Corporation
a
2,015,020
15,061 Miller Industries, Inc. 754,556
4,257 Moog, Inc. 679,630
1,803 MSC Industrial Direct Company,
Inc. 174,963
4,590 Mueller Water Products, Inc. 73,853
440 MYR Group, Inc.
a
77,770
138 National Presto Industries, Inc. 11,564
2,117 NEXTracker, Inc.
a
119,124
6,822 Northrop Grumman Corporation 3,265,419
26,649 nVent Electric plc 2,009,335
11,322 Old Dominion Freight Line, Inc. 2,483,028
7,797 Oshkosh Corporation 972,364
1,805 Otis Worldwide Corporation 179,182
11,633 Owens Corning, Inc. 1,940,384
8,270 PACCAR, Inc. 1,024,570
1,667 Parker-Hannifin Corporation 926,502
611 Paycom Software, Inc. 121,595
929 Paylocity Holding Corporation
a
159,658
17,266 Pentair plc 1,475,207
4,312 Quanta Services, Inc. 1,120,258
10,575 Regal Rexnord Corporation 1,904,558
936 Republic Services, Inc. 179,188
1,883 Resideo Technologies, Inc.
a
42,217
5,178 Rockwell Automation, Inc. 1,508,507
1,352 Rush Enterprises, Inc. 72,359
4,658 Saia, Inc.
a
2,724,930
48,784 Schneider National, Inc. 1,104,470
5,914 Sensata Technologies Holding plc 217,280
8,833 Simpson Manufacturing Company,
Inc. 1,812,355
7,656 SiteOne Landscape Supply, Inc.
a
1,336,355
4,326 SkyWest, Inc.
a
298,840
184 Snap-On, Inc. 54,504
2,578 Southwest Airlines Company 75,252
2,104 SS&C Technologies Holdings, Inc. 135,434
1,546 Standex International Corporation 281,712
Shares Common Stock (47.1%) Value
Industrials (6.7%) - continued
529 Sterling Construction Company,
Inc.
a
$ 58,354
9,363 Tennant Company 1,138,634
2,791 Terex Corporation 179,740
3,470 Textron, Inc. 332,877
282 Thermon Group Holdings, Inc.
a
9,227
29,418 Timken Company 2,572,016
508 Titan Machinery, Inc.
a
12,603
7,814 Trane Technologies plc 2,345,763
18,444 TransUnion 1,471,831
851 Trex Company, Inc.
a
84,887
71,825 Uber Technologies, Inc.
a
5,529,807
56 UniFirst Corporation/MA 9,712
35,470 United Parcel Service, Inc. 5,271,906
2,523 United Rentals, Inc. 1,819,361
6,037 Upwork, Inc.
a
74,014
68 Valmont Industries, Inc. 15,523
3,632 Verra Mobility Corporation
a
90,691
2,449 Vertiv Holdings Company 200,010
2,597 Watsco, Inc. 1,121,826
14,536 WillScot Mobile Mini Holdings
Corporation
a
675,924
Total 146,359,137
Information Technology (11.6%)
1,094 Accenture plc 379,191
12,242 Adobe, Inc.
a
6,177,313
39,689 Advanced Micro Devices, Inc.
a
7,163,468
12,345 Agilysys, Inc.
a
1,040,190
1,664 Ambarella, Inc.
a
84,481
30,603 Amphenol Corporation 3,530,056
143,809 Apple, Inc. 24,660,367
23,634 Applied Materials, Inc. 4,874,040
1,523 AppLovin Corporation
a
105,422
7,211 Arista Networks, Inc.
a
2,091,046
4,278 Autodesk, Inc.
a
1,114,077
1,174 Broadcom, Inc. 1,556,031
16,868 CDW Corporation 4,314,497
37,223 Ciena Corporation
a
1,840,677
80,550 Cisco Systems, Inc. 4,020,251
3,431 Clearwater Analytics Holdings,
Inc.
a
60,694
163 Cognizant Technology Solutions
Corporation 11,946
1,070 Coherent Corporation
a
64,863
17,757 Cohu, Inc.
a
591,841
6,677 CommScope Holding Company,
Inc.
a
8,747
525 CommVault Systems, Inc.
a
53,251
9,617 Crane NXT Company 595,292
1,992 Credo Technology Group Holding,
Ltd.
a
42,210
7,979 CyberArk Software, Ltd.
a
2,119,462
2,092 Datadog, Inc.
a
258,571
16,934 Descartes Systems Group, Inc.
a
1,549,969
41 DocuSign, Inc.
a
2,442
4,147 Dolby Laboratories, Inc. 347,394
43,286 Dropbox, Inc.
a
1,051,850
25,131 Dynatrace Holdings, LLC
a
1,167,084
757 Elastic NV
a
75,882
8,502 Enphase Energy, Inc.
a
1,028,572
981 EPAM Systems, Inc.
a
270,913
314 F5, Inc.
a
59,531
12,008 Fabrinet
a
2,269,752
75 First Solar, Inc.
a
12,660

Aggressive Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (47.1%) Value
Information Technology (11.6%) - continued
25,505 Flex, Ltd.
a
$ 729,698
4,003 FormFactor, Inc.
a
182,657
47,183 Fortinet, Inc.
a
3,223,071
19 Gartner, Inc.
a
9,057
39,465 Gilat Satellite Networks, Ltd.
a
214,295
25,126 Gitlab, Inc.
a
1,465,348
5,527 Globant SA
a
1,115,901
65,108 Grid Dynamics Holdings, Inc.
a
800,177
37,584 Guidewire Software, Inc.
a
4,386,429
13,050 Hackett Group, Inc. 317,115
2,569 Hewlett Packard Enterprise
Company 45,548
155 HP, Inc. 4,684
3,183 HubSpot, Inc.
a
1,994,340
2,077 Insight Enterprises, Inc.
a
385,325
6,645 International Business Machines
Corporation 1,268,929
1,127 IPG Photonics Corporation
a
102,208
1,312 Itron, Inc.
a
121,386
76,994 JFrog, Ltd.
a
3,404,675
3,044 Keysight Technologies, Inc.
a
476,021
1,504 KLA Corporation 1,050,649
42,068 Knowles Corporation
a
677,295
2,332 Kyndryl Holdings, Inc.
a
50,744
2,098 Lam Research Corporation 2,038,354
44,174 Lattice Semiconductor
Corporation
a
3,455,732
8,336 Littelfuse, Inc. 2,020,230
2,401 LiveRamp Holding, Inc.
a
82,835
5,828 Marvell Technology, Inc. 413,089
493 Microchip Technology, Inc. 44,227
98,680 Microsoft Corporation 41,516,650
1,237 MKS Instruments, Inc. 164,521
3,127 MongoDB, Inc.
a
1,121,467
2,868 Monolithic Power Systems, Inc. 1,942,841
1,290 Motorola Solutions, Inc. 457,924
6,495 NetApp, Inc. 681,780
4,923 NICE, Ltd. ADR
a
1,283,032
9,789 Nova, Ltd.
a
1,736,373
35,810 NVIDIA Corporation 32,356,484
6,996 ON Semiconductor Corporation
a
514,556
11,312 Onto Innovation, Inc.
a
2,048,377
156 OSI Systems, Inc.
a
22,280
35,683 PagerDuty, Inc.
a
809,290
6,185 Palo Alto Networks, Inc.
a
1,757,344
24,628 PDF Solutions, Inc.
a
829,225
9,281 Plexus Corporation
a
880,024
377 Procore Technologies, Inc.
a
30,978
10,927 PTC, Inc.
a
2,064,547
4,976 Q2 Holdings, Inc.
a
261,539
1,531 Qorvo, Inc.
a
175,805
66,680 QUALCOMM, Inc. 11,288,924
1,641 Rapid7, Inc.
a
80,475
1,042 RingCentral, Inc.
a
36,199
22,455 Salesforce, Inc. 6,762,997
55,129 Samsung Electronics Company,
Ltd. 3,313,116
10,354 ServiceNow, Inc.
a
7,893,890
36,042 Shopify, Inc.
a
2,781,361
11,978 Silicon Laboratories, Inc.
a
1,721,478
2,847 Skyworks Solutions, Inc. 308,387
5,518 SolarWinds Corporation
a
69,637
1,585 Sprinklr, Inc.
a
19,448
41,814 Sprout Social, Inc.
a
2,496,714
7,602 SPS Commerce, Inc.
a
1,405,610
Shares Common Stock (47.1%) Value
Information Technology (11.6%) - continued
3,439 Synopsys, Inc.
a
$ 1,965,389
7,684 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 1,045,408
7,769 TE Connectivity, Ltd. 1,128,370
388 Teledyne Technologies, Inc.
a
166,576
1,588 Tenable Holdings, Inc.
a
78,495
1,433 Teradata Corporation
a
55,414
95 Teradyne, Inc. 10,719
42,245 Trimble, Inc.
a
2,718,888
160,444 TTM Technologies, Inc.
a
2,510,949
10,813 Tyler Technologies, Inc.
a
4,595,633
5,531 Unisys Corporation
a
27,157
6,169 Universal Display Corporation 1,039,168
3,116 Upland Software, Inc.
a
9,628
60,928 Varonis Systems, Inc.
a
2,873,974
6,767 VeriSign, Inc.
a
1,282,414
6,761 Viavi Solutions, Inc.
a
61,457
7,261 Vishay Intertechnology, Inc. 164,679
8,025 Vontier Corporation 364,014
20,646 Workiva, Inc.
a
1,750,781
1,377 Xerox Holdings Corporation 24,648
Total 255,381,086
Materials (1.5%)
4,541 Albemarle Corporation
b
598,231
14,431 Alcoa Corporation 487,623
583 AptarGroup, Inc. 83,888
281 Avery Dennison Corporation 62,733
3,778 Avient Corporation 163,965
7,425 Axalta Coating Systems, Ltd.
a
255,346
20,930 Ball Corporation 1,409,845
626 Berry Plastics Group, Inc. 37,860
6,034 Carpenter Technology Corporation 430,948
4,510 Celanese Corporation 775,089
24,820 CF Industries Holdings, Inc. 2,065,272
10,708 Chemours Company 281,192
6,051 Cleveland-Cliffs, Inc.
a
137,600
19,985 Corteva, Inc. 1,152,535
3,126 Eagle Materials, Inc. 849,490
16,891 Eastman Chemical Company 1,692,816
3,951 Greif, Inc. 272,817
1,392 Huntsman Corporation 36,234
16,500 Ingevity Corporation
a
787,050
2,718 Innospec, Inc. 350,459
51,328 Ivanhoe Mines, Ltd.
a
612,351
671 Kaiser Aluminum Corporation 59,961
5,662 Linde plc 2,628,980
7,207 Louisiana-Pacific Corporation 604,739
391 LyondellBasell Industries NV 39,991
3,337 Martin Marietta Materials, Inc. 2,048,718
1,888 Metallus, Inc.
a
42,008
163 Minerals Technologies, Inc. 12,271
10,445 Mosaic Company 339,045
811 Myers Industries, Inc. 18,791
26,199 Nucor Corporation 5,184,782
3,865 O-I Glass, Inc.
a
64,120
2,141 Orion SA 50,356
1,060 PPG Industries, Inc. 153,594
140 Quaker Chemical Corporation 28,735
2,211 Radius Recycling, Inc. 46,718
83,988 Ranpak Holdings Corporation
a
660,986
478 Reliance, Inc. 159,738
9,441 RPM International, Inc. 1,123,007
558 Ryerson Holding Corporation 18,693

Aggressive Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (47.1%) Value
Materials (1.5%) - continued
12,970 Steel Dynamics, Inc. $ 1,922,543
28,743 Summit Materials, Inc.
a
1,281,076
5,096 SunCoke Energy, Inc. 57,432
700 TriMas Corporation 18,711
8,818 Trinseo plc 33,332
91,942 Tronox Holdings plc 1,595,194
3,205 United States Lime & Minerals, Inc. 955,539
6,293 United States Steel Corporation 256,629
2,109 Vulcan Materials Company 575,588
Total 32,524,621
Real Estate (1.6%)
39,255 Agree Realty Corporation 2,242,246
6,822 Alexandria Real Estate Equities,
Inc. 879,424
1,300 Anywhere Real Estate, Inc.
a
8,034
10,663 AvalonBay Communities, Inc. 1,978,626
2,381 Brixmor Property Group, Inc. 55,834
1,775 CareTrust REIT, Inc. 43,257
22,935 CBRE Group, Inc.
a
2,230,199
36 Chatham Lodging Trust 364
30,802 Compass, Inc.
a
110,887
18,853 CoStar Group, Inc.
a
1,821,200
15,753 Crown Castle, Inc. 1,667,140
111,664 Cushman and Wakefield plc
a
1,168,005
4,102 DigitalBridge Group, Inc. 79,046
5,192 Douglas Elliman, Inc.
a
8,203
3,233 EastGroup Properties, Inc. 581,196
3,366 Elme Communities 46,855
8,203 EPR Properties 348,217
35,830 Equity Commonwealth
a
676,470
4,480 Equity Residential 282,733
63,407 Essential Properties Realty Trust,
Inc. 1,690,431
938 Essex Property Trust, Inc. 229,632
3,093 Extra Space Storage, Inc. 454,671
3,489 First Industrial Realty Trust, Inc. 183,312
5,924 FirstService Corporation 982,199
288 Forestar Group, Inc.
a
11,575
16,295 Four Corners Property Trust, Inc. 398,739
6,420 Getty Realty Corporation 175,587
87,765 Healthcare Realty Trust, Inc. 1,241,875
1,396 Howard Hughes Holdings, Inc.
a
101,378
51,592 Independence Realty Trust, Inc. 832,179
5,004 Industrial Logistics Properties Trust 21,467
20,642 Invitation Homes, Inc. 735,062
6,638 Kennedy-Wilson Holdings, Inc. 56,954
25,291 LXP Industrial Trust 228,125
46,584 National Storage Affiliates Trust 1,824,229
12,738 NetSTREIT Corporation 233,997
12,730 NNN REIT, Inc. 544,080
7,238 Park Hotels & Resorts, Inc. 126,593
2,646 Peakstone Realty Trust 42,680
8,487 Pebblebrook Hotel Trust 130,785
29,955 Phillips Edison and Company, Inc. 1,074,486
1,078 Plymouth Industrial REIT, Inc. 24,255
5,146 Retail Opportunity Investments
Corporation 65,972
4,585 Rexford Industrial Realty, Inc. 230,625
6,718 RLJ Lodging Trust 79,407
788 RMR Group, Inc. 18,912
3,470 Sabra Health Care REIT, Inc. 51,252
23,104 SBA Communications Corporation 5,006,637
26,110 STAG Industrial, Inc. 1,003,668
6,144 Summit Hotel Properties, Inc. 39,997
Shares Common Stock (47.1%) Value
Real Estate (1.6%) - continued
3,121 Tanger, Inc. $ 92,163
21,907 Terreno Realty Corporation 1,454,625
17,189 UDR, Inc. 643,040
3,111 Ventas, Inc. 135,453
2,373 Welltower, Inc. 221,733
2,817 Zillow Group, Inc.
a
134,822
4,728 Zillow Group, Inc. Class C
a
230,632
Total 34,981,165
Utilities (0.9%)
5,903 ALLETE, Inc. 352,055
15,823 Alliant Energy Corporation 797,479
585 American States Water Company 42,260
7,702 American Water Works Company,
Inc. 941,261
119 Artesian Resources Corporation 4,416
27,390 CenterPoint Energy, Inc. 780,341
15,644 Clearway Energy, Inc., Class A 336,502
18,525 Clearway Energy, Inc., Class C 427,001
13,278 Constellation Energy Corporation 2,454,438
20,898 Duke Energy Corporation 2,021,046
16,589 Entergy Corporation 1,753,126
46,702 Evergy, Inc. 2,492,953
9,276 Eversource Energy 554,427
461 NextEra Energy Partners, LP 13,867
30,136 NiSource, Inc. 833,562
6,642 Northwestern Energy Group, Inc. 338,277
3,528 OGE Energy Corporation 121,010
4,034 PNM Resources, Inc. 151,840
34,731 Portland General Electric
Company 1,458,702
25,416 Public Service Enterprise Group,
Inc. 1,697,280
6,792 Spire, Inc. 416,825
44,515 UGI Corporation 1,092,398
32,738 Xcel Energy, Inc. 1,759,668
Total 20,840,734
Total Common Stock
(cost $711,349,210) 1,035,609,442
Shares
Registered Investment
Companies ( 36.4% ) Value
U.S. Affiliated  (35.7%)
5,077,277 Thrivent Core Emerging Markets
Equity Fund 46,152,450
5,190,591 Thrivent Core International Equity
Fund 55,227,890
137,077 Thrivent Core Low Volatility Equity
Fund 1,516,075
5,948,057 Thrivent Core Mid Cap Value Fund 67,153,567
2,434,015 Thrivent Core Small Cap Value
Fund 25,654,522
5,783,104 Thrivent Global Stock Portfolio 86,041,594
15,478,233 Thrivent International Allocation
Portfolio 153,703,498
895,006 Thrivent International Index
Portfolio 12,579,663
4,816,135 Thrivent Large Cap Value Portfolio 115,153,791
6,385,277 Thrivent Mid Cap Stock Portfolio 140,566,762

Aggressive Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies (36.4%) Value
U.S. Affiliated  (35.7%)- continued
4,365,662 Thrivent Small Cap Stock Portfolio $ 82,435,493
Total 786,185,305
U.S. Unaffiliated  (0.7%)
8,992 Communication Services Select
Sector SPDR Fund 734,287
4,292 Industrial Select Sector SPDR
Fund 540,620
2,144 Invesco QQQ Trust Series 1 951,957
21,389 iShares Biotechnology ETF 2,934,999
15,930 SPDR S&P 500 ETF Trust 8,332,505
16,109 SPDR S&P Biotech ETF 1,528,583
2,022 SPDR S&P Oil & Gas Exploration
ETF 313,269
Total 15,336,220
Total Registered Investment
Companies (cost $666,871,323) 801,521,525
Principal
Amount Long-Term Fixed Income ( 4.6% ) Value
Commercial Mortgage-Backed Securities (0.1%)
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
$ 175,000
3.500%,  7/25/2032, Ser.
K148, Class A2
c,d
161,053
275,000
3.530%,  8/25/2032, Ser.
K149, Class A2
c
253,340
1,100,000
3.820%,  12/25/2032, Ser.
K-153, Class A2
c,d
1,033,308
250,000
4.500%,  8/25/2033, Ser.
K-160, Class A2
c,d
246,536
Total 1,694,237
Mortgage-Backed Securities (2.5%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
499,893 2.000%,  5/1/2051 400,494
1,000,122 2.500%,  5/1/2051 835,318
475,697 3.500%,  5/1/2052 425,957
467,383 4.000%,  5/1/2052 436,357
643,088 3.500%,  6/1/2052 576,251
144,359 5.000%,  7/1/2053 141,771
1,024,467 5.500%,  7/1/2053 1,026,762
840,984 5.000%,  8/1/2053 828,534
1,799,248 5.500%,  9/1/2053 1,807,065
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
210,613 2.500%,  7/1/2030 197,978
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
608,187 3.000%,  8/1/2038 562,897
538,517 3.500%,  5/1/2040 503,960
493,440 2.500%,  4/1/2042 428,659
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
1,010,920 3.000%,  1/1/2052 876,841
100,925 2.000%,  2/1/2051 80,880
Principal
Amount Long-Term Fixed Income (4.6%) Value
Mortgage-Backed Securities (2.5%) - continued
$ 156,061 2.000%,  2/1/2051 $ 125,065
731,806 2.500%,  2/1/2051 610,839
526,990 2.500%,  2/1/2051 435,927
1,316,784 2.000%,  3/1/2051 1,046,039
1,692,521 4.000%,  3/1/2051 1,596,845
1,041,476 3.000%,  3/1/2052 898,828
625,412 3.000%,  4/1/2051 541,058
635,155 3.000%,  5/1/2050 552,697
208,899 2.000%,  5/1/2051 166,601
491,021 3.000%,  5/1/2051 431,120
408,556 3.000%,  6/1/2050 360,671
407,820 4.000%,  6/1/2052 378,252
122,434 5.000%,  6/1/2053 120,502
775,310 2.500%,  7/1/2051 649,796
341,045 3.500%,  7/1/2051 309,907
1,187,201 4.000%,  7/1/2052 1,101,193
351,950 3.500%,  8/1/2050 320,595
3,436,987 4.500%,  8/1/2052 3,286,029
1,111,367 5.000%,  8/1/2053 1,093,828
174,175 3.500%,  9/1/2052 156,773
144,142 3.500%,  9/1/2052
e
129,741
905,998 5.000%,  9/1/2052 886,154
907,683 4.500%,  9/1/2053 870,080
2,584,420 4.500%,  9/1/2053 2,464,888
759,163 4.000%,  10/1/2052 705,659
206,069 2.000%,  11/1/2051 164,562
837,605 2.000%,  12/1/2050 670,216
858,236 2.500%,  12/1/2051 715,256
412,160 4.500%,  12/1/2052 395,387
5,000,000 6.000%,  4/1/2041
e
5,045,520
8,750,000 5.500%,  4/1/2042
e
8,706,567
3,700,000 3.000%,  4/1/2048
e
3,182,781
2,865,000 4.500%,  4/1/2049
e
2,728,117
3,875,000 5.000%,  4/1/2049
e
3,780,695
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
534,846 2.500%,  3/1/2062 428,069
184,355 3.500%,  7/1/2061 161,794
382,582 4.000%,  12/1/2061 349,998
Total 54,697,773
U.S. Government & Agencies (2.0%)
U.S. Treasury Bonds
1,880,000 1.625%,  11/15/2050 1,061,833
2,950,000 4.000%,  11/15/2052 2,773,576
170,000 5.250%,  11/15/2028 176,960
3,030,000 1.375%,  11/15/2040 1,948,432
120,000 3.000%,  5/15/2042 98,217
2,413,000 2.500%,  5/15/2046 1,740,753
U.S. Treasury Notes
500,000 2.125%,  7/31/2024 494,717
2,330,000 2.250%,  11/15/2024 2,287,769
2,040,000 2.125%,  11/30/2024 1,998,762
1,300,000 5.000%,  9/30/2025 1,303,199
640,000 2.625%,  1/31/2026 616,950
3,330,000 2.500%,  2/28/2026 3,198,621
5,800,000 4.625%,  2/28/2026 5,795,242
920,000 2.250%,  11/15/2027 855,744
300,000 0.750%,  1/31/2028 262,477
900,000 3.500%,  1/31/2028 873,668
1,700,000 3.625%,  3/31/2028 1,657,234
5,000,000 2.875%,  5/15/2028 4,731,445
5,200,000 4.375%,  8/31/2028 5,221,328

Aggressive Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (4.6%) Value
U.S. Government & Agencies (2.0%) -
continued
$ 125,000 0.875%,  11/15/2030 $ 101,177
90,000 1.375%,  11/15/2031 73,512
2,500,000 2.875%,  5/15/2032 2,269,824
5,100,000 3.375%,  5/15/2033 4,777,664
Total 44,319,104
Total Long-Term Fixed Income
(cost $104,703,658) 100,711,114
Shares Private Equity Funds ( 0.5% ) Value
Secondary (0.5%)
1 ASF IX, LP
*,a,f
1,932,106
1 Crown Global Secondaries VI
Feeder SA, SICAV-RAIF
*,a,f
329,316
1 LCP X (Offshore), LP
*,a,f
9,791,161
Total 12,052,583
Total Private Equity Funds
(cost $9,326,864) 12,052,583
Shares
Collateral Held for Securities
Loaned ( <0.1% ) Value
592,665 Thrivent Cash Management Trust 592,665
Total Collateral Held for
Securities Loaned
(cost $592,665) 592,665
Shares or
Principal
Amount Short-Term Investments ( 12.4% ) Value
Federal Home Loan Bank Discount
Notes
3,200,000 5.227%, 4/3/2024
g,h
3,197,237
1,700,000 5.210%, 4/10/2024
g,h
1,696,820
8,600,000 5.205%, 4/12/2024
g,h
8,581,438
800,000 5.214%, 4/17/2024
g,h
797,698
400,000 5.230%, 5/8/2024
g,h
397,622
3,300,000 5.210%, 5/21/2024
g,h
3,274,161
800,000 5.240%, 5/22/2024
g,h
793,620
1,600,000 5.230%, 6/7/2024
g,h
1,583,702
800,000 5.235%, 6/20/2024
g,h
790,359
Thrivent Core Short-Term Reserve
Fund
25,226,499 5.590% 252,264,985
Total Short-Term Investments
(cost $273,298,640) 273,377,642
Total Investments (cost
$1,766,142,360) 101.0% $2,223,864,971
Other Assets and Liabilities, Net
(1.0%) (23,059,047)
Total Net Assets 100.0% $2,200,805,924
a Non-income producing security.
b All or a portion of the security is on loan.
c All or a portion of the security is insured or guaranteed.
d Denotes variable rate securities. The rate shown is as of
March 28, 2024. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
g The interest rate shown reflects the yield.
h All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Aggressive Allocation Portfolio as of March 28, 2024 was
$12,052,583 or 0.55% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of March 28, 2024.
Security
Acquisition
Date Cost
ASF IX, LP  3/18/2024 $ 1,347,308
Crown Global Secondaries VI
Feeder SA, SICAV-RAIF  2/15/2024 320,000
LCP X (Offshore), LP  10/25/2023 7,659,556
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Aggressive Allocation
Portfolio as of March 28, 2024:
Securities Lending Transactions
Common Stock $ 590,982
Total lending $590,982
Gross amount payable upon return of
collateral for securities loaned $592,665
Net amounts due to counterparty $1,683
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.

Aggressive Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 28, 2024, in valuing Aggressive Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 66,800,793 66,800,793 – –
Consumer Discretionary 115,036,204 115,036,204 – –
Consumer Staples 45,793,466 45,793,466 – –
Energy 44,167,029 44,167,029 – –
Financials 146,722,514 146,722,514 – –
Health Care 127,002,693 127,002,693 – –
Industrials 146,359,137 143,281,540 3,077,597 –
Information Technology 255,381,086 252,067,970 3,313,116 –
Materials 32,524,621 31,912,270 612,351 –
Real Estate 34,981,165 34,981,165 – –
Utilities 20,840,734 20,840,734 – –
Registered Investment Companies
U.S. Affiliated 590,480,801 590,480,801 – –
U.S. Unaffiliated 15,336,220 15,336,220 – –
Long-Term Fixed Income
Commercial Mortgage-Backed Securities 1,694,237 – 1,694,237 –
Mortgage-Backed Securities 54,697,773 – 54,697,773 –
U.S. Government & Agencies 44,319,104 – 44,319,104 –
Private Equity Funds
Secondary 12,052,583 – – 12,052,583
Short-Term Investments 21,112,657 – 21,112,657 –
Subtotal Investments in Securities $1,775,302,817 $1,634,423,399 $128,826,835 $12,052,583
Other Investments  * Total
Affiliated Short-Term Investments 252,264,985
U.S. Affiliated Registered Investment Cos. 195,704,504
Collateral Held for Securities Loaned 592,665
Subtotal Other Investments $448,562,154
Total Investments at Value $2,223,864,971
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of March 28, 2024, in valuing Aggressive Allocation Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 7,902,467 7,902,467 – –
Total Asset Derivatives $7,902,467 $7,902,467 $– $–
Liability Derivatives
Futures Contracts 6,556,712 6,556,712 – –
Total Rate of Return Swaps 3,018 – 3,018 –
Total Liability Derivatives $6,559,730 $6,556,712 $3,018 $–

Aggressive Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
Reference Description:
S&P
-
Standard & Poor's
The following table presents Aggressive Allocation Portfolio's futures contracts held as of March 28, 2024. Investments and/or cash totaling
$21,112,657 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 15 June 2024 $ 1,656,370 $ 5,583
CBOT 2-Yr. U.S. Treasury Note 34 June 2024 6,962,183 (9,714)
CBOT 5-Yr. U.S. Treasury Note 5 June 2024 534,466 612
CME E-mini Russell 2000 Index 9 June 2024 948,932 16,723
CME E-mini S&P 500 Index 1,787 June 2024 466,885,905 7,428,570
CME E-mini S&P Mid-Cap 400 Index 4 June 2024 1,193,494 37,466
CME Ultra Long Term U.S. Treasury Bond 7 June 2024 894,106 8,894
ICE mini MSCI EAFE Index 180 June 2024 21,260,801 (46,901)
Total Futures Long Contracts $ 500,336,257 $ 7,441,233
CME E-mini Russell 2000 Index (466) June 2024 ( $ 49,191,923) ( $ 807,547)
CME E-mini S&P Mid-Cap 400 Index (659) June 2024 (197,597,325) (5,203,335)
CME Euro Foreign Exchange Currency (156) June 2024 (21,439,497) 337,572
Eurex Euro STOXX 50 Index (399) June 2024 (21,240,532) (489,215)
ICE US mini MSCI Emerging Markets Index (467) June 2024 (24,560,762) 66,612
Ultra 10-Yr. U.S. Treasury Note (1) June 2024 (115,044) 435
Total Futures Short Contracts ( $ 314,145,083) ($6,095,478)
Total Futures Contracts $ 186,191,174 $1,345,755
The following table presents Aggressive Allocation Portfolio's total rate of return swap contracts held as of March 28, 2024.
Total Rate of
Return Swaps
Reference Entity Fund Pays
Fund
Receives
Counter-
party
Termination
Date
Notional
Principal
Amount Value
Upfront
Payments/
(Receipts)
Unrealized
Gain/(Loss)
S&P 500 Total Return
Index Swap
Total Return SOFRRATE
1 day + 54
bps
Goldman
Sachs &
Co. LLC
6/10/2024 $ 99,744 ( $ 3,018) $ – ( $ 3,018)
Total Rate of Return Swaps ( $ 3,018) $ – ($3,018)

Aggressive Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Aggressive Allocation
Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
3/28/2024
Shares Held at
3/28/2024
% of Net
Assets
3/28/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Equity $44,274 $– $– $46,152 5,077 2.1%
Core International Equity 52,529 – – 55,228 5,191 2.5
Core Low Volatility Equity 19,374 – 18,000 1,516 137 0.1
Core Mid Cap Value 63,109 – – 67,154 5,948 3.1
Core Small Cap Value 24,194 – – 25,655 2,434 1.2
Global Stock 79,405 – – 86,042 5,783 3.9
International Allocation 146,803 – – 153,703 15,478 7.0
International Index 11,899 – – 12,580 895 0.6
Large Cap Value 105,849 – – 115,154 4,816 5.2
Mid Cap Stock 125,563 – – 140,567 6,385 6.3
Small Cap Stock 77,584 – – 82,435 4,366 3.7
Total U.S. Affiliated Registered Investment
Companies 750,583 786,186 35.7
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.590% 229,700 81,219 58,654 252,265 25,226 11.5
Total Affiliated Short-Term Investments 229,700 252,265 11.5
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 131 8,456 7,994 593 593 <0.1
Total Collateral Held for Securities Loaned 131 593 <0.1
Total Value $980,414 $1,039,044
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 3/28/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Equity $– $1,878 $ – $–
Core International Equity – 2,699 – –
Core Low Volatility Equity 508 (366) – –
Core Mid Cap Value Fund – 4,045 – –
Core Small Cap Value Fund – 1,461 – –
Global Stock – 6,637 – –
International Allocation – 6,900 – –
International Index – 681 – –
Large Cap Value – 9,305 – –
Mid Cap Stock – 15,004 – –
Small Cap Stock – 4,851 – –
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.590% – – – 3,506
Total Income/Non Cash Income from Affiliated
Investments $3,506
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 0
Total Affiliated Income from Securities Loaned, Net $0
Total Value $508 $53,095 $ –

All Cap Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 94 .4% ) Value
Communications Services (6.1%)
27,959 Alphabet, Inc., Class C
a
$ 4,257,037
18,787 Comcast Corporation 814,417
10,289 Meta Platforms, Inc. 4,996,133
2,010 Netflix, Inc.
a
1,220,733
Total 11,288,320
Consumer Discretionary (8.6%)
30,689 Amazon.com, Inc.
a
5,535,682
1,487 Deckers Outdoor Corporation
a
1,399,654
6,521 Grand Canyon Education, Inc.
a
888,225
1,984 Home Depot, Inc. 761,062
10,965 Lowe's Companies, Inc. 2,793,114
4,499 McDonald's Corporation 1,268,493
160 NVR, Inc.
a
1,295,994
1,152 Tesla, Inc.
a
202,510
1,795 Texas Roadhouse, Inc. 277,274
4,730 Tractor Supply Company 1,237,936
4,909 Wyndham Hotels & Resorts, Inc. 376,766
Total 16,036,710
Consumer Staples (6.0%)
19,599 BJ's Wholesale Club Holdings,
Inc.
a
1,482,664
2,700 Casey's General Stores, Inc. 859,815
14,520 Celsius Holdings, Inc.
a
1,203,999
96,172 Coty, Inc.
a
1,150,217
3,976 Kenvue, Inc. 85,325
3,829 Lamb Weston Holdings, Inc. 407,903
23,160 Philip Morris International, Inc. 2,121,919
20,603 Sysco Corporation 1,672,552
12,760 Turning Point Brands, Inc. 373,868
29,520 Walmart, Inc. 1,776,218
Total 11,134,480
Energy (2.9%)
3,445 Chesapeake Energy Corporation 306,020
6,186 ConocoPhillips 787,354
11,928 Devon Energy Corporation 598,547
5,588 Exxon Mobil Corporation 649,549
65,266 NOV, Inc. 1,273,992
3,086 Pioneer Natural Resources
Company 810,075
39,563 TechnipFMC plc 993,427
Total 5,418,964
Financials (13.4%)
30,791 Ally Financial, Inc. 1,249,807
6,760 American Express Company 1,539,185
5,486 Ameriprise Financial, Inc. 2,405,282
5,983 Arch Capital Group, Ltd.
a
553,069
30,010 Bank of America Corporation 1,137,979
4,711 Berkshire Hathaway, Inc.
a
1,981,070
19,850 Cadence Bank 575,650
10,404 Charles Schwab Corporation 752,625
26,158 Equitable Holdings, Inc. 994,266
4,280 Houlihan Lokey, Inc. 548,653
9,080 Intercontinental Exchange, Inc. 1,247,864
13,838 J.P. Morgan Chase & Company 2,771,751
1,160 Kinsale Capital Group, Inc. 608,698
6,944 Marsh & McLennan Companies,
Inc. 1,430,325
6,000 Mastercard, Inc. 2,889,420
10,009 Northern Trust Corporation 890,000
21,029 Old National Bancorp 366,115
33,828 Wells Fargo & Company 1,960,671
Shares Common Stock (94.4%) Value
Financials (13.4%) - continued
1,880 Zurich Insurance Group AG $ 1,015,603
Total 24,918,033
Health Care (12.6%)
7,356 Abbott Laboratories 836,083
2,696 Amgen, Inc. 766,527
24,979 AstraZeneca plc ADR 1,692,327
1,294 Biogen, Inc.
a
279,025
7,520 Bio-Techne Corporation 529,333
3,507 Cencora, Inc. 852,166
3,953 Charles River Laboratories
International, Inc.
a
1,071,065
5,728 Danaher Corporation 1,430,396
4,160 Dexcom, Inc.
a
576,992
2,389 Elevance Health, Inc. 1,238,792
9,270 Halozyme Therapeutics, Inc.
a
377,104
2,830 HCA Healthcare, Inc. 943,890
790 Humana, Inc. 273,909
3,030 IQVIA Holding, Inc.
a
766,257
10,821 Johnson & Johnson 1,711,774
6,621 Laboratory Corporation of America
Holdings 1,446,424
4,083 Masimo Corporation
a
599,588
19,400 Merck & Company, Inc. 2,559,830
13,040 Novo Nordisk AS ADR 1,674,336
8,043 Option Care Health, Inc.
a
269,762
40,587 Teva Pharmaceutical Industries,
Ltd. ADR
a
572,683
3,599 UnitedHealth Group, Inc. 1,780,425
8,661 Zimmer Biomet Holdings, Inc. 1,143,079
Total 23,391,767
Industrials (11.6%)
5,010 Advanced Drainage Systems, Inc. 862,922
12,983 Badger Infrastructure Solutions,
Ltd. 481,154
2,747 Caterpillar, Inc. 1,006,583
46,029 CSX Corporation 1,706,295
5,673 Cummins, Inc. 1,671,549
13,941 Fastenal Company 1,075,409
34,117 Fluor Corporation
a
1,442,467
4,076 General Dynamics Corporation 1,151,429
4,188 Honeywell International, Inc. 859,587
13,583 Howmet Aerospace, Inc. 929,485
41,270 Janus International Group, Inc.
a
624,415
13,865 Knight-Swift Transportation
Holdings, Inc. 762,852
61,913 Masterbrand, Inc.
a
1,160,250
5,811 Maximus, Inc. 487,543
2,690 Middleby Corporation
a
432,525
14,495 Moog, Inc. 2,314,127
7,772 Simpson Manufacturing Company,
Inc. 1,594,659
12,913 Timken Company 1,128,983
10,215 TransUnion 815,157
12,137 Uber Technologies, Inc.
a
934,428
997 Veralto Corporation 88,394
Total 21,530,213
Information Technology (25.5%)
3,383 Accenture plc 1,172,582
5,092 Adobe, Inc.
a
2,569,423
4,216 Advanced Micro Devices, Inc.
a
760,946
32,711 Apple, Inc. 5,609,282
20,237 Applied Materials, Inc. 4,173,477

All Cap Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (94.4%) Value
Information Technology (25.5%) - continued
4,251 Arista Networks, Inc.
a
$ 1,232,705
7,720 Ciena Corporation
a
381,754
9,480 Cognex Corporation 402,142
7,850 Crane NXT Company 485,915
10,416 Descartes Systems Group, Inc.
a
953,376
8,650 Entegris, Inc. 1,215,671
569 Fair Isaac Corporation
a
711,028
7,805 Guidewire Software, Inc.
a
910,922
9,690 Lattice Semiconductor
Corporation
a
758,049
1,490 Littelfuse, Inc. 361,101
23,482 Microsoft Corporation 9,879,347
4,679 NVIDIA Corporation 4,227,757
2,146 Palo Alto Networks, Inc.
a
609,743
8,499 QUALCOMM, Inc. 1,438,881
9,712 Salesforce, Inc. 2,925,060
36,608 Samsung Electronics Company,
Ltd. 2,200,050
2,753 ServiceNow, Inc.
a
2,098,887
11,565 Shopify, Inc.
a
892,471
2,338 Tyler Technologies, Inc.
a
993,673
2,863 Universal Display Corporation 482,272
Total 47,446,514
Materials (3.4%)
6,300 Ball Corporation 424,368
13,270 Carpenter Technology Corporation 947,743
19,141 Corteva, Inc. 1,103,861
10,805 PPG Industries, Inc. 1,565,645
3,563 Steel Dynamics, Inc. 528,144
20,258 Summit Materials, Inc.
a
902,899
51,924 Tronox Holdings plc 900,881
Total 6,373,541
Real Estate (2.4%)
6,040 Agree Realty Corporation 345,005
3,490 Alexandria Real Estate Equities,
Inc. 449,896
4,390 AvalonBay Communities, Inc. 814,608
2,686 Extra Space Storage, Inc. 394,842
5,780 FirstService Corporation 958,324
5,529 Prologis, Inc. 719,986
3,897 SBA Communications Corporation 844,480
Total 4,527,141
Utilities (1.9%)
7,851 Alliant Energy Corporation 395,691
13,890 CenterPoint Energy, Inc. 395,726
7,265 Duke Energy Corporation 702,598
9,040 NextEra Energy, Inc. 577,746
13,499 NiSource, Inc. 373,382
6,643 Northwestern Energy Group, Inc. 338,328
7,947 Portland General Electric
Company 333,774
5,283 Spire, Inc. 324,218
Total 3,441,463
Total Common Stock
(cost $125,828,445) 175,507,146
Shares
Registered Investment
Companies ( 2 .5% ) Value
U.S. Unaffiliated  (2.5%)
8,880 iShares Biotechnology ETF
b
1,218,514
Shares
Registered Investment
Companies (2.5%) Value
U.S. Unaffiliated  (2.5%)- continued
30,163 SPDR Portfolio S&P 1500
Composite Stock Market ETF $ 1,934,956
6,064 SPDR S&P Semiconductor ETF 1,407,454
Total 4,560,924
Total Registered Investment
Companies (cost $3,960,638) 4,560,924
Shares
Collateral Held for Securities
Loaned ( 0 .6% ) Value
1,182,300 Thrivent Cash Management Trust 1,182,300
Total Collateral Held for
Securities Loaned
(cost $1,182,300) 1,182,300
Shares Short-Term Investments ( 3 .0% ) Value
Thrivent Core Short-Term Reserve
Fund
554,395 5.590% 5,543,945
Total Short-Term Investments
(cost $5,543,494) 5,543,945
Total Investments (cost
$136,514,877) 100.5% $ 186,794,315
Other Assets and Liabilities, Net
(0.5%) (971,699)
Total Net Assets 100.0% $ 185,822,616
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent All Cap Portfolio as of
March 28, 2024:
Securities Lending Transactions
Common Stock $ 1,152,648
Total lending $1,152,648
Gross amount payable upon return of
collateral for securities loaned $1,182,300
Net amounts due to counterparty $29,652
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
plc - Public Limited Company
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.

All Cap Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 28, 2024, in valuing All Cap Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 11,288,320 11,288,320 – –
Consumer Discretionary 16,036,710 16,036,710 – –
Consumer Staples 11,134,480 11,134,480 – –
Energy 5,418,964 5,418,964 – –
Financials 24,918,033 23,902,430 1,015,603 –
Health Care 23,391,767 23,391,767 – –
Industrials 21,530,213 21,049,059 481,154 –
Information Technology 47,446,514 45,246,464 2,200,050 –
Materials 6,373,541 6,373,541 – –
Real Estate 4,527,141 4,527,141 – –
Utilities 3,441,463 3,441,463 – –
Registered Investment Companies
U.S. Unaffiliated 4,560,924 4,560,924 – –
Subtotal Investments in Securities $ 180,068,070 $ 176,371,263 $ 3,696,807 $ –
Other Investments  * Total
Affiliated Short-Term Investments 5,543,945
Collateral Held for Securities Loaned 1,182,300
Subtotal Other Investments $ 6,726,245
Total Investments at Value $ 186,794,315
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in All Cap Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
3/28/2024
Shares Held at
3/28/2024
% of Net
Assets
3/28/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.590% $ 5,135 $ 5,851 $ 5,442 $ 5,544 554 3.0%
Total Affiliated Short-Term Investments 5,135 5,544 3.0
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 848 7,486 7,152 1,182 1,182 0.6
Total Collateral Held for Securities Loaned 848 1,182 0.6
Total Value $ 5,983 $ 6,726
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 3/28/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.590% $– $– $ – $ 67
Total Income/Non Cash Income from Affiliated
Investments $ 67
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 10
Total Affiliated Income from Securities Loaned, Net $ 10
Total Value $– $– $ –

Balanced Income Plus Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 47 .6% ) Value
Asset-Backed Securities (3.8%)
510 Asset Backed Trust
$ 200,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
a,b
$ 184,627
206,499
2.116%,  6/25/2061, Ser.
2021-NPL2, Class A1
a,b
200,417
200,000
4.090%,  6/25/2061, Ser.
2021-NPL2, Class A2
a,b
196,170
720 East CLO I, Ltd.
500,000
9.568%,  (TSFR3M +
4.250%), 1/20/2036, Ser.
2022-1A, Class C
a,c
504,923
Affirm Asset Securitization Trust
550,000
4.300%,  5/17/2027, Ser.
2022-A, Class 1A
a
546,474
650,000
6.610%,  1/18/2028, Ser.
2023-A, Class A
a
653,929
225,000
6.820%,  9/15/2028, Ser.
2023-B, Class A
a
228,353
281,703
7.110%,  11/15/2028, Ser.
2023-X1, Class A
a
283,036
250,000
5.610%,  2/15/2029, Ser.
2024-A, Class A
a
249,406
Anchorage Capital CLO 21, Ltd.
250,000
7.979%,  (TSFR3M +
2.662%), 10/20/2034, Ser.
2021-21A, Class C
a,c
249,466
Ares XL CLO, Ltd.
250,000
8.376%,  (TSFR3M +
3.062%), 1/15/2029, Ser.
2016-40A, Class CRR
a,c
249,581
Barings CLO, Ltd.
400,000
8.729%,  (TSFR3M +
3.412%), 1/20/2032, Ser.
2016-2A, Class DR2
a,c
400,088
Business Jet Securities, LLC
223,400
4.455%,  6/15/2037, Ser.
2022-1A, Class A
a
215,184
CarVal CLO, Ltd.
350,000
9.018%,  (TSFR3M +
3.700%), 4/21/2034, Ser.
2022-1A, Class D
a,c
350,087
Cascade Funding Mortgage Trust,
LLC
272,416
4.250%,  4/25/2033, Ser.
2023-HB12, Class A
a,c
266,363
College Avenue Student Loans,
LLC
76,851
7.094%,  (TSFR1M +
1.764%), 11/26/2046, Ser.
2017-A, Class A1
a,c
77,489
FirstKey Homes Trust
650,000
1.968%,  10/19/2037, Ser.
2020-SFR2, Class D
a
606,343
GMAC Mortgage Corporation
Loan Trust
26,187
5.944%,  (TSFR1M +
0.614%), 8/25/2035, Ser.
2005-HE1, Class A2
c,d
14,256
GSAA Home Equity Trust
76,740
4.480%,  8/25/2034, Ser.
2004-10, Class M2
c
68,817
Principal
Amount Long-Term Fixed Income (47.6%) Value
Asset-Backed Securities (3.8%) - continued
Longfellow Place CLO, Ltd.
$ 181,806
7.876%,  (TSFR3M +
2.562%), 4/15/2029, Ser.
2013-1A, Class CR3
a,c
$ 181,782
Madison Park Funding XVIII, Ltd.
650,000
7.479%,  (TSFR3M +
2.162%), 10/21/2030, Ser.
2015-18A, Class CRR
a,c
649,759
MetroNet Infrastructure Issuer, LLC
400,000
6.230%,  4/20/2054, Ser.
2024-1A, Class A2
a
400,320
Neuberger Berman CLO, Ltd.
350,000
8.576%,  (TSFR3M +
3.262%), 10/15/2029, Ser.
2013-15A, Class DR2
a,c
347,749
OZLM VIII, Ltd.
300,000
7.228%,  (TSFR3M +
1.912%), 10/17/2029, Ser.
2014-8A, Class A2R3
a,c
298,320
Pagaya AI Debt Trust
177,906
7.556%,  7/15/2030, Ser.
2023-1, Class A
a
178,724
Pagaya AI Technology in Housing
Trust
400,000
4.250%,  8/25/2025, Ser.
2022-1, Class B
a
386,677
Preferred Term Securities XXIII,
Ltd./Preferred Term Securities
XXIII, Inc.
28,657
5.791%,  (TSFR3M +
0.462%), 12/22/2036, Ser.
A-FP
a,c
28,443
Pretium Mortgage Credit Partners,
LLC
450,000
5.438%,  1/25/2052, Ser.
2022-NPL1, Class A2
a,b
416,335
350,000
7.143%,  3/25/2054, Ser.
2024-RN1, Class A1
a,b,e
350,000
250,000
3.844%,  6/27/2060, Ser.
2021-NPL2, Class A2
a,b
225,798
275,000
3.721%,  7/25/2051, Ser.
2021-NPL3, Class A2
a,b
251,674
276,116
2.487%,  10/25/2051, Ser.
2021-NPL5, Class A1
a,b
270,219
Progress Residential Trust
550,000
3.600%,  4/17/2039, Ser.
2022-SFR3, Class B
a
519,943
RCO VII Mortgage, LLC
383,945
7.021%,  1/25/2029, Ser.
2024-1, Class A1
a,b
382,797
Sculptor CLO, Ltd.
425,000
7.979%,  (TSFR3M +
2.662%), 1/20/2035, Ser. 28A,
Class C
a,c
422,419
Silver Point CLO 2, Ltd.
500,000
8.018%,  (TSFR3M +
2.700%), 4/20/2035, Ser.
2023-2A, Class A2
a,c
502,487
Stanwich Mortgage Loan
Company, LLC
416,167
2.735%,  10/16/2026, Ser.
2021-NPB1, Class A1
a,b
403,261

Balanced Income Plus Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (47.6%) Value
Asset-Backed Securities (3.8%) - continued
Stratus CLO, Ltd.
$ 425,000
8.079%,  (TSFR3M +
2.762%), 12/29/2029, Ser.
2021-1A, Class D
a,c
$ 425,010
Stratus Static CLO, Ltd.
500,000
7.218%,  (TSFR3M +
1.900%), 10/20/2031, Ser.
2022-3A, Class BR
a,c
499,967
Unlock HEA Trust
337,372
7.000%,  10/25/2038, Ser.
2023-1, Class A
a
330,958
Upstart Securitization Trust
222,407
6.770%,  6/20/2033, Ser.
2023-2, Class A
a
222,808
Vericrest Opportunity Loan
Transferee
202,423
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
a,b
181,077
253,106
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
a,b
225,563
351,408
4.826%,  4/25/2051, Ser.
2021-NPL6, Class A2
a,b
305,083
200,825
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
a,b
178,838
216,460
5.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
a,b
210,601
350,000
4.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
a,b
300,687
250,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
a,b
211,707
Whitebox CLO III, Ltd.
300,000
7.776%,  (TSFR3M +
2.462%), 10/15/2034, Ser.
2021-3A, Class C
a,c
299,623
Whitebox CLO IV, Ltd.
500,000
7.918%,  (TSFR3M +
2.600%), 4/20/2036, Ser.
2023-4A, Class B
a,c
505,296
Wind River CLO, Ltd.
200,000
7.579%,  (TSFR3M +
2.262%), 7/20/2030, Ser.
2013-1A, Class BRR
a,c
199,997
Total 15,858,931
Basic Materials (0.7%)
Anglo American Capital plc
60,000 3.875%,  3/16/2029
a
56,132
ATI, Inc.
57,000 7.250%,  8/15/2030 58,917
ATI, Inc., Convertible
63,000 3.500%,  6/15/2025 208,814
Baffinland Iron Mines Corporation/
Baffinland Iron Mines, LP
11,000 8.750%,  7/15/2026
a
10,145
Cascades, Inc./Cascades USA,
Inc.
57,000 5.125%,  1/15/2026
a
55,871
Chemours Company
120,000 5.750%,  11/15/2028
a
110,652
Cleveland-Cliffs, Inc.
35,000 5.875%,  6/1/2027 34,938
80,000 4.625%,  3/1/2029
a
74,576
Consolidated Energy Finance SA
165,000 5.625%,  10/15/2028
a
138,475
Principal
Amount Long-Term Fixed Income (47.6%) Value
Basic Materials (0.7%) - continued
Ecolab, Inc.
$ 54,000 2.125%,  2/1/2032 $ 44,847
EIDP, Inc.
33,000 4.500%,  5/15/2026 32,620
First Quantum Minerals, Ltd.
161,000 6.875%,  10/15/2027
a
154,361
FMC Corporation
36,000 5.150%,  5/18/2026 35,771
Glencore Funding, LLC
40,000 5.893%,  4/4/2054
a,f
40,525
67,000 4.000%,  3/27/2027
a
64,768
78,000 6.125%,  10/6/2028
a
80,603
Hecla Mining Company
25,000 7.250%,  2/15/2028 25,027
Hudbay Minerals, Inc.
105,000 4.500%,  4/1/2026
a
101,707
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
73,000 9.000%,  7/1/2028
a
72,014
Innophos Holdings, Inc.
27,000 9.375%,  2/15/2028
a
22,520
International Flavors & Fragrances,
Inc.
62,000 1.230%,  10/1/2025
a
58,032
Mercer International, Inc.
33,000 5.125%,  2/1/2029 29,006
Methanex Corporation
43,000 4.250%,  12/1/2024 42,628
Mineral Resources, Ltd.
16,000 9.250%,  10/1/2028
a
16,851
Mosaic Company
60,000 5.375%,  11/15/2028 60,721
Newmont Corporation/Newcrest
Finance, Pty. Ltd.
59,000 5.350%,  3/15/2034
a
59,376
Novelis Corporation
30,000 3.250%,  11/15/2026
a
27,953
65,000 4.750%,  1/30/2030
a
59,971
30,000 3.875%,  8/15/2031
a
25,770
Nutrien, Ltd.
86,000 4.000%,  12/15/2026 83,373
OCI NV
55,000 4.625%,  10/15/2025
a
53,724
Olin Corporation
115,000 5.125%,  9/15/2027 112,341
Peabody Energy Corporation,
Convertible
83,000 3.250%,  3/1/2028
g
117,072
SCIL IV, LLC/SCIL USA Holdings,
LLC
57,000 5.375%,  11/1/2026
a
55,320
Smurfit Kappa Treasury, ULC
61,000 5.777%,  4/3/2054
a,f
61,701
SNF Group SACA
72,000 3.375%,  3/15/2030
a
62,324
SunCoke Energy, Inc.
75,000 4.875%,  6/30/2029
a
67,905
Taseko Mines, Ltd.
100,000 7.000%,  2/15/2026
a
100,409
Tronox, Inc.
28,000 4.625%,  3/15/2029
a
25,114
Unifrax Escrow Issuer Corporation
64,000 5.250%,  9/30/2028
a
41,272

Balanced Income Plus Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (47.6%) Value
Basic Materials (0.7%) - continued
United States Steel Corporation
$ 81,000 6.875%,  3/1/2029
g
$ 81,777
Westlake Corporation
45,000 3.600%,  8/15/2026 43,246
Total 2,709,169
Capital Goods (1.3%)
AAR Escrow Issuer, LLC
68,000 6.750%,  3/15/2029
a
68,523
Advanced Drainage Systems, Inc.
72,000 6.375%,  6/15/2030
a
72,373
AECOM
56,000 5.125%,  3/15/2027 55,012
Amcor Finance USA, Inc.
41,000 5.625%,  5/26/2033 42,103
Amsted Industries, Inc.
52,000 5.625%,  7/1/2027
a
51,219
20,000 4.625%,  5/15/2030
a
18,265
ARD Finance SA
23,000 6.500%,  6/30/2027
a
7,697
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
75,000 5.250%,  8/15/2027
a,g
47,250
26,000 5.250%,  8/15/2027
a,g
16,380
Boeing Company
121,000 5.930%,  5/1/2060 113,442
113,000 4.875%,  5/1/2025 111,745
52,000 2.196%,  2/4/2026 48,682
67,000 3.250%,  3/1/2028 61,413
83,000 5.150%,  5/1/2030 80,303
Bombardier, Inc.
81,000 7.875%,  4/15/2027
a
81,057
60,000 6.000%,  2/15/2028
a
59,020
Brand Industrial Services, Inc.
64,000 10.375%,  8/1/2030
a
69,290
Builders FirstSource, Inc.
45,000 5.000%,  3/1/2030
a
42,938
Canpack SA/Canpack US, LLC
114,000 3.875%,  11/15/2029
a
100,884
Carrier Global Corporation
75,000 2.722%,  2/15/2030 66,324
Chart Industries, Inc.
87,000 7.500%,  1/1/2030
a
90,345
Chart Industries, Inc., Convertible
52,000 1.000%,  11/15/2024 145,959
Clean Harbors, Inc.
116,000 6.375%,  2/1/2031
a
116,852
Clydesdale Acquisition Holdings,
Inc.
10,000 6.625%,  4/15/2029
a
9,992
20,000 8.750%,  4/15/2030
a
19,651
Cornerstone Building Brands, Inc.
50,000 6.125%,  1/15/2029
a
44,568
Covanta Holding Corporation
53,000 4.875%,  12/1/2029
a
47,501
CP Atlas Buyer, Inc.
95,000 7.000%,  12/1/2028
a,g
89,158
Crown Cork & Seal Company, Inc.
65,000 7.375%,  12/15/2026 68,193
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
142,000 6.625%,  12/15/2030
a
143,362
Principal
Amount Long-Term Fixed Income (47.6%) Value
Capital Goods (1.3%) - continued
ESAB Corporation
$ 53,000 6.250%,  4/15/2029
a,f
$ 53,248
Fluor Corporation, Convertible
195,000 1.125%,  8/15/2029
a
219,277
GFL Environmental, Inc.
88,000 4.000%,  8/1/2028
a
81,108
63,000 3.500%,  9/1/2028
a
57,708
Greenbrier Companies, Inc.,
Convertible
115,000 2.875%,  4/15/2028
g
127,454
H&E Equipment Services, Inc.
155,000 3.875%,  12/15/2028
a
141,900
Herc Holdings, Inc.
72,000 5.500%,  7/15/2027
a
70,718
Honeywell International, Inc.
80,000 5.250%,  3/1/2054 80,721
Howmet Aerospace, Inc.
61,000 6.750%,  1/15/2028 63,752
Huntington Ingalls Industries, Inc.
67,000 4.200%,  5/1/2030 62,805
Ingersoll Rand, Inc.
20,000 5.700%,  8/14/2033 20,517
John Deere Capital Corporation
52,000 4.500%,  1/16/2029 51,485
38,000 4.700%,  6/10/2030 37,790
44,000 3.900%,  6/7/2032 41,317
21,000 5.150%,  9/8/2033 21,447
L3Harris Technologies, Inc.
36,000 5.400%,  1/15/2027 36,257
Lockheed Martin Corporation
54,000 5.200%,  2/15/2064 53,395
Mauser Packaging Solutions
Holding Company
60,000 9.250%,  4/15/2027
a,g
59,522
Miter Brands Acquisition Holdco,
Inc./MIWD Borrower, LLC
17,000 6.750%,  4/1/2032
a
17,058
MIWD Holdco II, LLC
39,000 5.500%,  2/1/2030
a
35,892
Mueller Water Products, Inc.
49,000 4.000%,  6/15/2029
a
44,445
Nesco Holdings II, Inc.
75,000 5.500%,  4/15/2029
a
70,958
New Enterprise Stone and Lime
Company, Inc.
116,000 5.250%,  7/15/2028
a
111,127
Northrop Grumman Corporation
79,000 5.200%,  6/1/2054 76,938
22,000 4.700%,  3/15/2033 21,477
OI European Group BV
85,000 4.750%,  2/15/2030
a
78,259
Otis Worldwide Corporation
47,000 2.056%,  4/5/2025 45,444
Owens-Brockway Glass Container,
Inc.
46,000 6.625%,  5/13/2027
a
46,026
Pactiv Evergreen Group
55,000 4.375%,  10/15/2028
a
51,308
Parker-Hannifin Corporation
36,000 4.250%,  9/15/2027 35,302
Patrick Industries, Inc., Convertible
66,000 1.750%,  12/1/2028 85,204

Balanced Income Plus Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (47.6%) Value
Capital Goods (1.3%) - continued
PGT Innovations, Inc.
$ 73,000 4.375%,  10/1/2029
a
$ 74,126
Republic Services, Inc.
37,000 3.950%,  5/15/2028 35,778
43,000 5.000%,  12/15/2033 42,707
Roller Bearing Company of
America, Inc.
65,000 4.375%,  10/15/2029
a
59,515
Rolls-Royce plc
40,000 5.750%,  10/15/2027
a
40,109
RTX Corporation
61,000 5.750%,  1/15/2029 63,118
Sealed Air Corporation
73,000 6.125%,  2/1/2028
a
73,151
Smyrna Ready Mix Concrete, LLC
78,000 8.875%,  11/15/2031
a
83,373
Spirit AeroSystems, Inc.
84,000 9.750%,  11/15/2030
a
93,960
SRM Escrow Issuer, LLC
49,000 6.000%,  11/1/2028
a
47,891
Summit Materials, LLC/Summit
Materials Finance Corporation
23,000 7.250%,  1/15/2031
a
23,906
Textron, Inc.
67,000 3.650%,  3/15/2027 64,295
Titan Acquisition, Ltd./Titan Co-
Borrower, LLC
30,000 7.750%,  4/15/2026
a,g
29,964
TransDigm, Inc.
147,000 5.500%,  11/15/2027 143,877
95,000 7.125%,  12/1/2031
a
97,903
79,000 6.625%,  3/1/2032
a
79,813
Triumph Group, Inc.
77,000 9.000%,  3/15/2028
a
81,176
Trivium Packaging Finance
42,000 5.500%,  8/15/2026
a
41,411
36,000 8.500%,  8/15/2027
a
35,551
United Rentals North America, Inc.
70,000 4.875%,  1/15/2028 68,121
85,000 4.000%,  7/15/2030 77,355
Veralto Corporation
39,000 5.350%,  9/18/2028
a
39,506
Waste Connections, Inc.
21,000 3.200%,  6/1/2032 18,513
Waste Management, Inc.
36,000 4.875%,  2/15/2029 36,337
Waste Pro USA, Inc.
35,000 5.500%,  2/15/2026
a
34,471
WESCO Distribution, Inc.
54,000 7.250%,  6/15/2028
a
55,131
28,000 6.375%,  3/15/2029
a
28,288
20,000 6.625%,  3/15/2032
a
20,324
Total 5,579,030
Collateralized Mortgage Obligations (4.4%)
A&D Mortgage Trust
554,813
6.733%,  7/25/2068, Ser.
2023-NQM3, Class A1
a,b
555,922
Angel Oak Mortgage Trust
247,698
5.985%,  1/25/2069, Ser.
2024-2, Class A1
a,b
246,826
Principal
Amount Long-Term Fixed Income (47.6%) Value
Collateralized Mortgage Obligations (4.4%) -
continued
Banc of America Alternative Loan
Trust
$ 191,858
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 $ 164,479
Banc of America Mortgage
Securities Trust
25,040
5.147%,  9/25/2035, Ser.
2005-H, Class 2A1
c
21,891
56,488
5.236%,  9/25/2035, Ser.
2005-H, Class 3A1
c
51,708
Bear Stearns Adjustable Rate
Mortgage Trust
47,005
4.746%,  1/25/2034, Ser.
2003-8, Class 5A
c
39,873
CAFL Issuer, LLC
350,000
2.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
a,b
335,770
CHL Mortgage Pass-Through Trust
44,704
5.770%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
c
42,936
214,553
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 92,913
CHNGE Mortgage Trust
231,101
3.757%,  3/25/2067, Ser.
2022-2, Class A1
a,c
216,558
315,752
5.000%,  5/25/2067, Ser.
2022-3, Class A1
a,c
307,487
330,418
6.525%,  6/25/2058, Ser.
2023-2, Class A1
a,b
328,186
414,917
5.820%,  6/25/2067, Ser.
2022-NQM1, Class A3
a,b
407,727
339,619
7.100%,  7/25/2058, Ser.
2023-3, Class A1
a,b
339,629
446,248
6.000%,  10/25/2057, Ser.
2022-4, Class A1
a,b
439,978
CIM Trust
441,927
7.100%,  4/25/2058, Ser.
2023-I1, Class A3
a,b
440,050
Citigroup Mortgage Loan Trust,
Inc.
74,877
5.500%,  8/25/2034, Ser.
2004-NCM2, Class 1CB1 70,586
170,980
5.213%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
c
147,133
COLT Mortgage Loan Trust
342,357
6.328%,  12/25/2068, Ser.
2024-INV1, Class A2
a,b
342,049
Countrywide Home Loan
Mortgage Pass Through Trust
390,189
4.698%,  11/25/2035, Ser.
2005-22, Class 2A1
c
311,679
Credit Suisse Mortgage Trust
296,093
6.567%,  8/25/2067, Ser.
2022-ATH3, Class A3
a,c
291,466
212,119
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
a,c
178,506
Cross Mortgage Trust
341,496
6.085%,  12/25/2068, Ser.
2024-H1, Class A1
a,b
341,031
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
126,059
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 111,123

Balanced Income Plus Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (47.6%) Value
Collateralized Mortgage Obligations (4.4%) -
continued
$ 79,338
4.053%,  8/25/2035, Ser.
2005-AR1, Class 2A3
c
$ 68,882
Federal Home Loan Mortgage
Corporation
363,140
3.500%,  8/15/2035, Ser.
345, Class C8
h
36,803
Federal Home Loan Mortgage
Corporation - REMIC
616,993
4.000%,  1/25/2051, Ser.
5249, Class LA 589,683
421,774
Zero Coupon,  9/25/2053,
Ser. 5334, Class BO 333,721
148,434
3.000%,  5/15/2027, Ser.
4046, Class GI
h
3,954
258,705
3.500%,  10/15/2032, Ser.
4119, Class KI
h
23,247
276,841
3.000%,  4/15/2033, Ser.
4203, Class DI
h
12,891
Federal National Mortgage
Association - REMIC
373,624
4.500%,  6/25/2052, Ser.
2022-43, Class MA 365,136
445,044
4.000%,  7/25/2052, Ser.
2022-37, Class PE 424,677
199,742
3.000%,  7/25/2027, Ser.
2012-73, Class DI
h
5,598
161,983
3.000%,  7/25/2027, Ser.
2012-74, Class AI
h
4,634
266,535
3.000%,  8/25/2027, Ser.
2012-95, Class HI
h
5,585
441,949
3.000%,  11/25/2027, Ser.
2012-121, Class BI
h
14,915
371,534
3.000%,  12/25/2027, Ser.
2012-139, Class DI
h
11,574
123,923
2.500%,  1/25/2028, Ser.
2012-152, Class AI
h
3,707
335,837
3.000%,  1/25/2028, Ser.
2012-147, Class EI
h
9,469
158,155
3.000%,  2/25/2028, Ser.
2013-2, Class GI
h
5,472
370,256
3.000%,  3/25/2028, Ser.
2013-18, Class IL
h
9,635
154,237
2.500%,  6/25/2028, Ser.
2013-87, Class IW
h
5,219
160,497
3.000%,  11/25/2031, Ser.
2013-69, Class IO
h
3,194
274,061
3.000%,  2/25/2033, Ser.
2013-1, Class YI
h
22,323
342,438
4.500%,  1/25/2046, Ser.
2022-68, Class BA 334,053
Flagstar Mortgage Trust
145,932
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
a,c
127,652
GCAT Trust
244,989
6.500%,  1/25/2054, Ser.
2024-INV1, Class 2A2
a,c
247,076
291,395
4.250%,  5/25/2067, Ser.
2023-NQM4, Class A2
a,c
268,995
345,697
5.730%,  8/25/2067, Ser.
2022-NQM4, Class A3
a,b
342,606
GMAC Mortgage Corporation
Loan Trust
72,277
3.725%,  5/25/2035, Ser.
2005-AR2, Class 4A
c
59,098
Principal
Amount Long-Term Fixed Income (47.6%) Value
Collateralized Mortgage Obligations (4.4%) -
continued
GMACM Mortgage Loan Trust
$ 23,656
3.644%,  11/19/2035, Ser.
2005-AR6, Class 1A1
c
$ 20,556
GS Mortgage-Backed Securities
Trust
515,930
5.500%,  10/27/2053, Ser.
2023-PJ3, Class A16
a,c
507,708
Home RE, Ltd.
350,000
9.920%,  (SOFR30A +
4.600%), 10/25/2033, Ser.
2023-1, Class M1B
a,c
363,275
325,000
8.820%,  (SOFR30A +
3.500%), 10/25/2034, Ser.
2022-1, Class M1B
a,c
332,160
IndyMac INDA Mortgage Loan
Trust
492,798
3.600%,  8/25/2036, Ser.
2006-AR1, Class A1
c
379,634
J.P. Morgan Mortgage Trust
197,803
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
a,c
163,038
525,647
5.000%,  10/25/2053, Ser.
2023-3, Class A4A
a,c
511,971
83,818
5.144%,  2/25/2036, Ser.
2006-A1, Class 2A2
c
59,479
LHOME Mortgage Trust
350,000
7.628%,  11/25/2028, Ser.
2023-RTL4, Class A1
a,b
354,207
300,000
7.017%,  1/25/2029, Ser.
2024-RTL1, Class A1
a,b
301,085
Merrill Lynch Alternative Note
Asset Trust
249,066
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 91,213
MFRA Trust
250,000
7.093%,  2/25/2029, Ser.
2024-RTL1, Class A1
a,b
250,079
MortgageIT Trust
566,605
5.904%,  (TSFR1M +
0.574%), 6/25/2047, Ser.
2007-1, Class 1A1
c
464,043
NYMT Loan Trust
250,000
7.154%,  2/25/2029, Ser.
2024-BPL1, Class A1
a,b
247,698
Preston Ridge Partners Mortgage
Trust, LLC
345,016
4.000%,  1/25/2054, Ser.
2024-RCF1, Class A1
a,b
329,226
Pretium Mortgage Credit Partners,
LLC
245,613
7.021%,  2/25/2054, Ser.
2024-NPL2, Class A1
a,b
244,788
PRKCM Trust
433,442
7.087%,  6/25/2058, Ser.
2023-AFC2, Class A3
a
432,584
334,354
7.627%,  11/25/2058, Ser.
2023-AFC4, Class A2
a,b
341,290
Residential Accredit Loans, Inc.
Trust
80,544
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 68,125
76,153
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 57,907

Balanced Income Plus Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (47.6%) Value
Collateralized Mortgage Obligations (4.4%) -
continued
Residential Asset Securitization
Trust
$ 104,684
4.460%,  1/25/2034, Ser.
2004-IP1, Class A1
c
$ 95,868
Residential Funding Mortgage
Security I Trust
145,205
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 110,140
ROC Securities Trust Series
435,258
3.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
a,c
432,787
Saluda Grade Alternative
Mortgage Trust
300,000
7.762%,  4/25/2030, Ser.
2024-RTL5, Class A1
a,b
300,209
Structured Adjustable Rate
Mortgage Loan Trust
50,648
4.565%,  7/25/2035, Ser.
2005-15, Class 4A1
c
42,505
Toorak Mortgage Trust
400,000
7.333%,  2/25/2031, Ser.
2024-1, Class A1
a,b
398,467
Triangle Re, Ltd.
450,000
8.720%,  (SOFR30A +
3.400%), 11/25/2033, Ser.
2023-1, Class M1A
a,c
459,291
6,155
7.220%,  (SOFR30A +
1.900%), 2/25/2034, Ser.
2021-3, Class M1A
a,c
6,158
TVC Mortgage Trust
300,000
8.250%,  11/25/2027, Ser.
2023-RTL1, Class A1
a,b
300,196
Unlock HEA Trust
300,000
7.000%,  4/25/2039, Ser.
2024-1, Class A
a
293,250
Verus Securitization Trust
270,743
2.491%,  11/25/2066, Ser.
2021-8, Class A3
a,c
227,700
538,183
6.560%,  12/25/2067, Ser.
2023-1, Class A2
a,b
538,237
432,975
6.664%,  12/25/2068, Ser.
2023-8, Class A2
a,b
435,091
Total 18,325,270
Commercial Mortgage-Backed Securities (0.4%)
BANK5 2023-5YR1
475,000
6.411%,  4/15/2056, Ser.
2023-5YR1, Class AS
c
489,539
BBCMS Mortgage Trust
2,242,706
1.151%,  9/15/2055, Ser.
2022-C17, Class XA
c,h
170,256
SCOTT Trust
225,000
5.910%,  3/15/2040, Ser.
2023-SFS, Class A
a
226,285
Silver Hill Trust
49,372
3.102%,  11/25/2049, Ser.
2019-1, Class A1
a,c
47,010
Velocity Commercial Capital Loan
Trust
345,660
6.550%,  1/25/2054, Ser.
2024-1, Class A
a,c
348,060
Principal
Amount Long-Term Fixed Income (47.6%) Value
Commercial Mortgage-Backed Securities (0.4%)
- continued
$ 419,670
7.670%,  11/25/2053, Ser.
2023-4, Class A
a,c
$ 431,024
Total 1,712,174
Communications Services (1.6%)
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
64,000 10.500%,  2/15/2028
a
29,664
Altice Financing SA
65,000 5.750%,  8/15/2029
a
52,081
Altice France SA/France
85,000 8.125%,  2/1/2027
a
66,441
75,000 5.125%,  7/15/2029
a
50,703
70,000 5.500%,  10/15/2029
a
47,511
AMC Networks, Inc.
48,000 4.750%,  8/1/2025
g
47,939
14,000 10.250%,  1/15/2029
a,f
14,102
American Tower Corporation
73,000 4.400%,  2/15/2026 71,724
44,000 1.450%,  9/15/2026 40,103
59,000 5.500%,  3/15/2028 59,494
41,000 5.800%,  11/15/2028 41,977
57,000 3.800%,  8/15/2029 53,196
AT&T, Inc.
202,000 3.550%,  9/15/2055 141,244
131,000 4.300%,  2/15/2030 125,900
41,000 5.400%,  2/15/2034 41,538
Bell Telephone Company of
Canada
85,000 5.550%,  2/15/2054 84,857
40,000 5.100%,  5/11/2033 39,688
Cable One, Inc., Convertible
63,000 1.125%,  3/15/2028 47,288
CCO Holdings, LLC/CCO Holdings
Capital Corporation
150,000 5.125%,  5/1/2027
a
142,916
57,000 5.000%,  2/1/2028
a
53,062
31,000 6.375%,  9/1/2029
a
29,409
64,000 4.250%,  2/1/2031
a
52,266
246,000 4.750%,  2/1/2032
a
200,766
63,000 4.250%,  1/15/2034
a
47,556
CenterPoint Energy, Inc.,
Convertible
3,760 3.369%,  9/15/2029 121,260
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
37,000 6.150%,  11/10/2026 37,290
67,000 5.050%,  3/30/2029 64,603
Cimpress plc
58,000 7.000%,  6/15/2026 58,052
Clear Channel Outdoor Holdings,
Inc.
102,000 7.500%,  6/1/2029
a,g
84,358
Clear Channel Worldwide
Holdings, Inc.
117,000 5.125%,  8/15/2027
a,g
110,288
Comcast Corporation
95,000 3.400%,  4/1/2030 87,854
Connect Finco SARL/Connect US
Finco, LLC
45,000 6.750%,  10/1/2026
a
44,112

Balanced Income Plus Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (47.6%) Value
Communications Services (1.6%) - continued
Crown Castle, Inc.
$ 61,000 2.900%,  3/15/2027 $ 57,055
CSC Holdings, LLC
102,000 5.375%,  2/1/2028
a
87,733
31,000 11.750%,  1/31/2029
a
31,048
81,000 6.500%,  2/1/2029
a
68,632
125,000 5.750%,  1/15/2030
a
66,172
45,000 4.125%,  12/1/2030
a
32,177
Deutsche Telekom International
Finance BV
113,000 8.750%,  6/15/2030 133,579
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
175,000 5.875%,  8/15/2027
a
165,556
DISH DBS Corporation
26,000 5.875%,  11/15/2024
g
24,911
34,000 5.250%,  12/1/2026
a,g
26,772
25,000 7.375%,  7/1/2028 12,036
45,000 5.750%,  12/1/2028
a,g
30,926
39,000 5.125%,  6/1/2029 16,266
DISH Network Corporation
75,000 11.750%,  11/15/2027
a
76,570
Frontier Communications
Holdings, LLC
104,000 5.875%,  10/15/2027
a
100,686
78,000 6.750%,  5/1/2029
a
69,513
18,000 8.750%,  5/15/2030
a
18,418
GCI, LLC
74,000 4.750%,  10/15/2028
a
67,851
Gray Television, Inc.
105,000 4.750%,  10/15/2030
a
68,863
27,000 5.375%,  11/15/2031
a
17,704
iHeartCommunications, Inc.
68,000 6.375%,  5/1/2026 58,010
Iliad Holding SASU
91,000 6.500%,  10/15/2026
a
90,148
Lamar Media Corporation
41,000 3.625%,  1/15/2031 35,975
LCPR Senior Secured Financing
DAC
115,000 6.750%,  10/15/2027
a
107,930
Level 3 Financing, Inc.
114,000 4.625%,  9/15/2027
a,g
75,810
100,000 4.250%,  7/1/2028
a
47,000
36,000 10.500%,  5/15/2030
a,g
36,810
McGraw-Hill Education, Inc.
89,000 8.000%,  8/1/2029
a,g
83,653
Meta Platforms, Inc.
41,000 3.850%,  8/15/2032 38,420
News Corporation
84,000 3.875%,  5/15/2029
a
76,814
NTT Finance Corporation
54,000 1.162%,  4/3/2026
a
49,934
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
35,000 4.625%,  3/15/2030
a,g
31,389
Paramount Global
124,000 6.375%,  3/30/2062
c
114,573
Playtika Holding Corporation
61,000 4.250%,  3/15/2029
a
52,808
Rogers Communications, Inc.
50,000 5.250%,  3/15/2082
a,c,g
47,924
Principal
Amount Long-Term Fixed Income (47.6%) Value
Communications Services (1.6%) - continued
$ 60,000 5.000%,  2/15/2029 $ 59,583
98,000 5.300%,  2/15/2034 97,126
Scripps Escrow II, Inc.
28,000 3.875%,  1/15/2029
a
22,265
31,000 5.375%,  1/15/2031
a
19,073
Sinclair Television Group, Inc.
102,000 4.125%,  12/1/2030
a
74,293
Sirius XM Radio, Inc.
85,000 5.000%,  8/1/2027
a
81,777
50,000 4.000%,  7/15/2028
a
45,744
35,000 4.125%,  7/1/2030
a
30,596
Sprint Capital Corporation
137,000 6.875%,  11/15/2028 145,992
61,000 8.750%,  3/15/2032 73,966
Take-Two Interactive Software, Inc.
105,000 4.950%,  3/28/2028 104,596
TEGNA, Inc.
28,000 4.750%,  3/15/2026
a
27,451
89,000 4.625%,  3/15/2028 81,404
Telecom Italia Capital SA
71,000 6.000%,  9/30/2034 64,940
Telecom Italia SPA/Milano
36,000 5.303%,  5/30/2024
a
35,804
Telesat Canada/Telesat, LLC
35,000 4.875%,  6/1/2027
a
18,200
15,000 6.500%,  10/15/2027
a
6,000
T-Mobile USA, Inc.
40,000 5.500%,  1/15/2055 39,923
77,000 3.375%,  4/15/2029 71,212
United States Cellular Corporation
19,000 6.700%,  12/15/2033 18,623
Uniti Group, Inc., Convertible
72,000 7.500%,  12/1/2027
a
74,880
Uniti Group, LP/Uniti Group
Finance, Inc./CSL Capital, LLC
86,000 4.750%,  4/15/2028
a
75,089
50,000 6.500%,  2/15/2029
a
38,751
Univision Communications, Inc.
94,000 4.500%,  5/1/2029
a
84,004
Urban One, Inc.
17,000 7.375%,  2/1/2028
a
14,425
Verizon Communications, Inc.
46,000 5.500%,  2/23/2054 46,496
73,000 2.100%,  3/22/2028 65,719
67,000 3.150%,  3/22/2030 60,577
88,000 2.355%,  3/15/2032 72,318
Viasat, Inc.
45,000 6.500%,  7/15/2028
a,g
34,750
Virgin Media Finance plc
34,000 5.000%,  7/15/2030
a
28,769
Virgin Media Secured Finance plc
72,000 5.500%,  5/15/2029
a
66,569
Vodafone Group plc
62,000 7.000%,  4/4/2079
c
63,952
VZ Secured Financing BV
97,000 5.000%,  1/15/2032
a
83,285
Walt Disney Company
37,000 3.800%,  3/22/2030 35,256
Warnermedia Holdings, Inc.
42,000 3.638%,  3/15/2025 41,166
106,000 4.054%,  3/15/2029 99,229
YPSO Finance BIS SA
56,000 10.500%,  5/15/2027
a
20,954

Balanced Income Plus Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (47.6%) Value
Communications Services (1.6%) - continued
Zayo Group Holdings, Inc.
$ 34,000 4.000%,  3/1/2027
a
$ 27,987
Ziggo Bond Company BV
33,000 5.125%,  2/28/2030
a,g
28,261
Total 6,489,913
Consumer Cyclical (2.2%)
1011778 B.C., ULC/New Red
Finance, Inc.
133,000 4.375%,  1/15/2028
a
125,809
Adient Global Holdings, Ltd.
45,000 8.250%,  4/15/2031
a,g
47,486
Alimentation Couche-Tard, Inc.
66,000 5.617%,  2/12/2054
a
66,619
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation
15,000 6.625%,  7/15/2026
a
14,990
70,000 6.000%,  6/1/2029
a,g
60,230
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
100,000 4.625%,  6/1/2028
a
91,317
50,000 4.625%,  6/1/2028
a
45,448
Allison Transmission, Inc.
48,000 3.750%,  1/30/2031
a
41,881
Amazon.com, Inc.
45,000 1.500%,  6/3/2030 37,553
77,000 4.700%,  12/1/2032 77,295
AMC Entertainment Holdings, Inc.
21,000 7.500%,  2/15/2029
a
14,027
American Axle & Manufacturing,
Inc.
127,000 6.500%,  4/1/2027
g
126,569
American Honda Finance
Corporation
61,000 5.650%,  11/15/2028 62,859
80,000 5.850%,  10/4/2030 83,672
61,000 4.900%,  1/10/2034 60,065
Anywhere Real Estate Group,
LLC/Anywhere Co-Issuer
Corporation
15,000 7.000%,  4/15/2030
a
13,356
Arches Buyer, Inc.
61,000 6.125%,  12/1/2028
a
51,098
Arko Corporation
46,000 5.125%,  11/15/2029
a
38,073
Asbury Automotive Group, Inc.
48,000 5.000%,  2/15/2032
a
43,490
Ashton Woods USA, LLC/Ashton
Woods Finance Company
45,000 4.625%,  8/1/2029
a
41,509
43,000 4.625%,  4/1/2030
a
39,288
Beazer Homes USA, Inc.
20,000 7.500%,  3/15/2031
a
20,198
Best Buy Company, Inc.
45,000 1.950%,  10/1/2030 37,409
Bloomin' Brands, Inc., Convertible
26,000 5.000%,  5/1/2025 66,914
Booking Holdings, Inc.,
Convertible
77,000 0.750%,  5/1/2025 148,610
Boyd Gaming Corporation
65,000 4.750%,  6/15/2031
a
59,732
Principal
Amount Long-Term Fixed Income (47.6%) Value
Consumer Cyclical (2.2%) - continued
Boyne USA, Inc.
$ 33,000 4.750%,  5/15/2029
a
$ 30,590
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
75,000 6.250%,  9/15/2027
a
73,375
Burlington Stores, Inc., Convertible
112,000 2.250%,  4/15/2025 130,973
55,000 1.250%,  12/15/2027
a
70,015
Caesars Entertainment, Inc.
35,000 8.125%,  7/1/2027
a
35,846
184,000 4.625%,  10/15/2029
a
167,784
34,000 6.500%,  2/15/2032
a
34,299
Carnival Corporation
70,000 7.625%,  3/1/2026
a
70,823
116,000 5.750%,  3/1/2027
a
114,809
30,000 4.000%,  8/1/2028
a
27,945
29,000 6.000%,  5/1/2029
a
28,615
Carvana Company
48,000
0.000%,PIK 12.000%,
12/1/2028
a,i
46,932
Cedar Fair, LP
68,000 5.250%,  7/15/2029 64,459
Churchill Downs, Inc.
45,000 4.750%,  1/15/2028
a
42,838
35,000 6.750%,  5/1/2031
a
35,195
Cinemark USA, Inc.
84,000 5.875%,  3/15/2026
a
82,934
Clarios Global, LP/Clarios US
Finance Company, Inc.
41,000 8.500%,  5/15/2027
a
41,062
100,000 6.750%,  5/15/2028
a
101,363
D.R. Horton, Inc.
16,000 2.600%,  10/15/2025 15,331
Dana, Inc.
41,000 4.500%,  2/15/2032 35,437
eG Global Finance plc
14,000 12.000%,  11/30/2028
a
14,881
Expedia Group, Inc.
67,000 3.250%,  2/15/2030 60,312
Expedia Group, Inc., Convertible
187,000 Zero Coupon,  2/15/2026 172,227
Ford Motor Company
102,000 3.250%,  2/12/2032 84,844
Ford Motor Company, Convertible
270,000 Zero Coupon,  3/15/2026 279,045
Ford Motor Credit Company, LLC
76,000 2.900%,  2/10/2029 67,009
68,000 7.122%,  11/7/2033 73,162
Forestar Group, Inc.
45,000 3.850%,  5/15/2026
a
42,975
General Motors Financial
Company, Inc.
68,000 3.950%,  4/13/2024 67,942
50,000 1.200%,  10/15/2024 48,806
130,000 2.900%,  2/26/2025 126,814
35,000 2.750%,  6/20/2025 33,823
61,000 5.800%,  6/23/2028 62,193
48,000 5.800%,  1/7/2029 48,846
28,000 5.750%,  2/8/2031 28,304
Genuine Parts Company
40,000 6.500%,  11/1/2028 42,244

Balanced Income Plus Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (47.6%) Value
Consumer Cyclical (2.2%) - continued
Goodyear Tire & Rubber Company
$ 45,000 5.000%,  7/15/2029
g
$ 42,013
Hanesbrands, Inc.
32,000 4.875%,  5/15/2026
a
31,156
31,000 9.000%,  2/15/2031
a,g
31,851
Hilton Domestic Operating
Company, Inc.
111,000 4.875%,  1/15/2030 106,427
29,000 3.625%,  2/15/2032
a
24,969
Hilton Grand Vacations Borrower
Escrow, LLC/Hilton Grand
Vacations Borrower Escrow, Inc.
56,000 5.000%,  6/1/2029
a
52,226
Home Depot, Inc.
62,000 3.250%,  4/15/2032 55,415
Hyatt Hotels Corporation
37,000 5.750%,  1/30/2027 37,576
Hyundai Capital America
27,000 5.500%,  3/30/2026
a
27,044
67,000 3.000%,  2/10/2027
a
62,901
40,000 6.500%,  1/16/2029
a
41,965
International Game Technology plc
120,000 5.250%,  1/15/2029
a
115,943
Jacobs Entertainment, Inc.
39,000 6.750%,  2/15/2029
a
37,885
KB Home
60,000 4.800%,  11/15/2029 57,267
Kohl's Corporation
38,000 4.625%,  5/1/2031 31,978
L Brands, Inc.
135,000 6.625%,  10/1/2030
a
137,902
20,000 6.875%,  11/1/2035 20,451
Lennar Corporation
34,000 4.750%,  5/30/2025 33,704
Light & Wonder International, Inc.
110,000 7.250%,  11/15/2029
a
112,922
Live Nation Entertainment, Inc.
58,000 4.750%,  10/15/2027
a
55,380
Live Nation Entertainment, Inc.,
Convertible
84,000 2.000%,  2/15/2025
g
92,980
211,000 3.125%,  1/15/2029
g
253,073
Lowe's Companies, Inc.
100,000 4.500%,  4/15/2030 97,781
Macy's Retail Holdings, LLC
65,000 5.875%,  4/1/2029
a,g
63,766
27,000 6.125%,  3/15/2032
a
26,171
Marriott International, Inc./MD
40,000 4.900%,  4/15/2029 39,684
67,000 4.625%,  6/15/2030 65,184
Marriott Vacations Worldwide
Corporation, Convertible
126,000 Zero Coupon,  1/15/2026 119,385
153,000 3.250%,  12/15/2027 143,514
Mattamy Group Corporation
55,000 5.250%,  12/15/2027
a
53,325
McDonald's Corporation
39,000 4.950%,  8/14/2033
g
39,055
Mercedes-Benz Finance North
America, LLC
68,000 1.450%,  3/2/2026
a
63,453
45,000 5.200%,  8/3/2026
a
45,104
Principal
Amount Long-Term Fixed Income (47.6%) Value
Consumer Cyclical (2.2%) - continued
Michaels Companies, Inc.
$ 25,000 5.250%,  5/1/2028
a
$ 21,302
22,000 7.875%,  5/1/2029
a
16,505
NCL Corporation, Ltd.
70,000 5.875%,  3/15/2026
a
69,101
73,000 5.875%,  2/15/2027
a
72,123
Nordstrom, Inc.
28,000 4.375%,  4/1/2030
g
25,354
39,000 4.250%,  8/1/2031 34,244
PENN Entertainment, Inc.
70,000 4.125%,  7/1/2029
a,g
60,197
PetSmart, Inc./PetSmart Finance
Corporation
120,000 4.750%,  2/15/2028
a
112,349
64,000 7.750%,  2/15/2029
a
62,307
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
125,000 5.750%,  4/15/2026
a
124,635
170,000 6.250%,  1/15/2028
a,g
166,528
QVC, Inc.
17,000 4.375%,  9/1/2028 13,624
Raising Cane's Restaurants, LLC
34,000 9.375%,  5/1/2029
a
36,745
Rakuten Group, Inc.
41,000 11.250%,  2/15/2027
a
43,439
Real Hero Merger Sub 2, Inc.
47,000 6.250%,  2/1/2029
a,g
41,182
Realogy Group, LLC/Realogy
Group Co-Issuer Corporation
32,000 5.750%,  1/15/2029
a,g
22,661
Royal Caribbean Cruises, Ltd.
159,000 4.250%,  7/1/2026
a
153,442
47,000 9.250%,  1/15/2029
a
50,411
52,000 7.250%,  1/15/2030
a
54,027
Scientific Games Holdings, LP/
Scientific Games US FinCo, Inc.
16,000 6.625%,  3/1/2030
a
15,468
SeaWorld Parks and
Entertainment, Inc.
67,000 5.250%,  8/15/2029
a
63,104
Six Flags Theme Parks, Inc.
25,000 7.000%,  7/1/2025
a
25,036
Staples, Inc.
81,000 7.500%,  4/15/2026
a
79,054
26,000 10.750%,  4/15/2027
a
24,714
Station Casinos, LLC
53,000 4.625%,  12/1/2031
a
47,636
Tapestry, Inc.
59,000 7.350%,  11/27/2028 62,168
Target Corporation
82,000 2.350%,  2/15/2030 72,113
Tenneco, Inc.
91,000 8.000%,  11/17/2028
a
83,032
Toyota Motor Credit Corporation
40,000 5.550%,  11/20/2030 41,382
40,000 4.800%,  1/5/2034 39,351
Tractor Supply Company
41,000 5.250%,  5/15/2033 41,305
Tripadvisor, Inc.
15,000 7.000%,  7/15/2025
a
14,959
Uber Technologies, Inc.,
Convertible
150,000 Zero Coupon,  12/15/2025 168,375

Balanced Income Plus Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (47.6%) Value
Consumer Cyclical (2.2%) - continued
$ 138,000 0.875%,  12/1/2028
a
$ 170,706
Vail Resorts, Inc., Convertible
193,000 Zero Coupon,  1/1/2026 176,595
VICI Properties, LP/VICI Note
Company, Inc.
150,000 5.750%,  2/1/2027
a
149,811
Victoria's Secret & Company
65,000 4.625%,  7/15/2029
a
53,333
Viking Cruises, Ltd.
113,000 5.875%,  9/15/2027
a
110,866
Volkswagen Group of America
Finance, LLC
17,000 3.350%,  5/13/2025
a
16,594
Wabash National Corporation
73,000 4.500%,  10/15/2028
a
66,944
Walgreens Boots Alliance, Inc.
49,000 3.200%,  4/15/2030 42,588
WASH Multifamily Acquisition, Inc.
43,000 5.750%,  4/15/2026
a,g
42,027
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
66,000 7.125%,  2/15/2031
a
68,303
Yum! Brands, Inc.
105,000 4.750%,  1/15/2030
a
99,589
ZF North America Capital, Inc.
48,000 7.125%,  4/14/2030
a
50,578
Total 9,244,806
Consumer Non-Cyclical (1.9%)
1375209 B.C., Ltd.
44,000 9.000%,  1/30/2028
a,g
43,120
AbbVie, Inc.
100,000 5.500%,  3/15/2064 102,841
60,000 5.350%,  3/15/2044 61,179
AdaptHealth, LLC
120,000 4.625%,  8/1/2029
a
103,265
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
94,000 4.625%,  1/15/2027
a
90,973
93,000 3.500%,  3/15/2029
a
83,475
Altria Group, Inc.
40,000 6.200%,  11/1/2028 41,691
Amgen, Inc.
60,000 5.150%,  3/2/2028 60,385
102,000 5.250%,  3/2/2030 103,550
Anheuser-Busch InBev Worldwide,
Inc.
90,000 4.750%,  1/23/2029 89,974
119,000 5.000%,  6/15/2034 119,708
Archer-Daniels-Midland Company
41,000 4.500%,  8/15/2033 39,675
AstraZeneca Finance, LLC
90,000 1.750%,  5/28/2028 79,909
59,000 5.000%,  2/26/2034 59,242
B&G Foods, Inc.
61,000 5.250%,  9/15/2027
g
57,001
BAT Capital Corporation
45,000 6.343%,  8/2/2030 46,889
26,000 5.834%,  2/20/2031 26,223
43,000 7.750%,  10/19/2032 48,524
21,000 6.000%,  2/20/2034 21,263
Principal
Amount Long-Term Fixed Income (47.6%) Value
Consumer Non-Cyclical (1.9%) - continued
Bausch + Lomb Corporation
$ 16,000 8.375%,  10/1/2028
a
$ 16,555
Bausch Health Companies, Inc.
47,000 5.500%,  11/1/2025
a
44,364
95,000 4.875%,  6/1/2028
a
51,842
41,000 11.000%,  9/30/2028
a
27,367
Becton, Dickinson and Company
38,000 4.693%,  2/13/2028 37,614
67,000 2.823%,  5/20/2030 59,120
BellRing Brands, Inc.
49,000 7.000%,  3/15/2030
a
50,475
BioMarin Pharmaceutical, Inc.,
Convertible
119,000 1.250%,  5/15/2027
g
117,370
Bio-Rad Laboratories, Inc.
61,000 3.300%,  3/15/2027 57,844
Bristol-Myers Squibb Company
80,000 5.550%,  2/22/2054 82,271
41,000 5.750%,  2/1/2031 43,031
20,000 5.900%,  11/15/2033
g
21,373
Campbell Soup Company
124,000 5.400%,  3/21/2034 124,930
Cargill, Inc.
79,000 2.125%,  11/10/2031
a
64,725
Catalent Pharma Solutions, Inc.
34,000 3.125%,  2/15/2029
a
32,490
Central Garden & Pet Company
115,000 4.125%,  10/15/2030
g
103,166
Cheplapharm Arzneimittel GmbH
10,000 5.500%,  1/15/2028
a
9,529
Chobani, LLC/Chobani Finance
Corporation, Inc.
71,000 4.625%,  11/15/2028
a
66,210
28,000 7.625%,  7/1/2029
a
28,385
CHS/Community Health Systems,
Inc.
64,000 5.625%,  3/15/2027
a
58,906
19,000 8.000%,  12/15/2027
a
18,638
84,000 6.000%,  1/15/2029
a
73,382
44,000 6.125%,  4/1/2030
a,g
31,729
53,000 5.250%,  5/15/2030
a
43,217
37,000 4.750%,  2/15/2031
a
28,555
Cigna Group
40,000 5.600%,  2/15/2054 40,149
51,000 2.400%,  3/15/2030 44,041
Constellation Brands, Inc.
40,000 4.800%,  1/15/2029 39,649
90,000 3.150%,  8/1/2029 81,973
16,000 4.900%,  5/1/2033 15,696
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
86,000 4.750%,  1/15/2029
a
81,383
58,000 6.625%,  7/15/2030
a
58,898
CVS Health Corporation
41,000 5.000%,  2/20/2026 40,857
35,000 4.300%,  3/25/2028 34,156
41,000 5.125%,  2/21/2030 41,124
41,000 5.300%,  6/1/2033 41,096
Diageo Capital plc
45,000 2.000%,  4/29/2030 38,292
60,000 5.625%,  10/5/2033 63,113

Balanced Income Plus Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (47.6%) Value
Consumer Non-Cyclical (1.9%) - continued
Edgewell Personal Care Company
$ 50,000 5.500%,  6/1/2028
a
$ 48,875
Eli Lilly & Company
80,000 5.000%,  2/9/2054 79,549
82,000 4.700%,  2/27/2033 81,788
Embecta Corporation
23,000 6.750%,  2/15/2030
a
19,928
Encompass Health Corporation
117,000 4.500%,  2/1/2028 111,433
Energizer Holdings, Inc.
35,000 4.750%,  6/15/2028
a
32,417
85,000 4.375%,  3/31/2029
a
76,165
Envista Holdings Corporation,
Convertible
81,000 1.750%,  8/15/2028
a
71,229
Fortrea Holdings, Inc.
23,000 7.500%,  7/1/2030
a
23,743
General Mills, Inc.
16,000 4.950%,  3/29/2033 15,821
Gilead Sciences, Inc.
46,000 5.250%,  10/15/2033 46,942
Grifols SA
81,000 4.750%,  10/15/2028
a,g
67,016
Herbalife Nutrition, Ltd./HLF
Financing, Inc.
14,000 7.875%,  9/1/2025
a
13,998
HLF Financing SARL, LLC/
Herbalife International, Inc.
101,000 4.875%,  6/1/2029
a
70,195
Imperial Brands Finance plc
34,000 3.125%,  7/26/2024
a
33,704
Integer Holdings Corporation,
Convertible
162,000 2.125%,  2/15/2028 233,766
Jazz Investments I, Ltd.,
Convertible
171,000 2.000%,  6/15/2026 169,356
Jazz Securities DAC
46,000 4.375%,  1/15/2029
a
42,851
JBS USA LUX SA/JBS USA Food
Company/JBS Luxembourg
SARL
42,000 6.750%,  3/15/2034
a
44,130
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
107,000 2.500%,  1/15/2027 98,631
52,000 3.625%,  1/15/2032 44,493
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
27,000 9.000%,  2/15/2029
a
27,373
Kenvue, Inc.
20,000 5.000%,  3/22/2030 20,209
Keurig Dr Pepper, Inc.
70,000 3.200%,  5/1/2030 63,053
78,000 5.300%,  3/15/2034 78,269
Kraft Heinz Foods Company
41,000 6.750%,  3/15/2032 45,434
Kroger Company
37,000 4.500%,  1/15/2029 36,503
Legacy LifePoint Health, LLC
35,000 4.375%,  2/15/2027
a
33,352
Principal
Amount Long-Term Fixed Income (47.6%) Value
Consumer Non-Cyclical (1.9%) - continued
LifePoint Health, Inc.
$ 29,000 9.875%,  8/15/2030
a
$ 30,335
34,000 11.000%,  10/15/2030
a
36,339
Mattel, Inc.
124,000 3.375%,  4/1/2026
a
118,591
McKesson Corporation
59,000 1.300%,  8/15/2026 54,004
Medline Borrower, LP/Medline Co-
Issuer, Inc.
57,000 6.250%,  4/1/2029
a
57,255
Medtronic Global Holdings SCA
41,000 4.500%,  3/30/2033 39,785
ModivCare Escrow Issuer, Inc.
27,000 5.000%,  10/1/2029
a,g
19,578
ModivCare, Inc.
22,000 5.875%,  11/15/2025
a
21,425
Mozart Debt Merger Sub, Inc.
89,000 3.875%,  4/1/2029
a
81,008
48,000 5.250%,  10/1/2029
a
45,368
Organon & Company/Organon
Foreign Debt Co-Issuer BV
96,000 4.125%,  4/30/2028
a
89,462
48,000 5.125%,  4/30/2031
a
42,677
Owens & Minor, Inc.
78,000 6.625%,  4/1/2030
a,g
77,416
Perrigo Finance Unlimited
Company
42,000 4.375%,  3/15/2026 40,868
47,000 3.150%,  6/15/2030 43,205
Pfizer Investment Enterprises,
Private Ltd.
55,000 4.450%,  5/19/2026 54,428
Philip Morris International, Inc.
82,000 4.875%,  2/15/2028 81,774
43,000 5.625%,  11/17/2029 44,284
40,000 5.125%,  2/13/2031 39,738
43,000 5.750%,  11/17/2032 44,394
60,000 5.250%,  2/13/2034 59,468
Post Holdings, Inc.
56,000 4.500%,  9/15/2031
a
50,372
Post Holdings, Inc., Convertible
143,000 2.500%,  8/15/2027 160,803
Primo Water Holdings, Inc.
85,000 4.375%,  4/30/2029
a
78,164
Procter & Gamble Company
37,000 1.200%,  10/29/2030 30,264
RegionalCare Hospital Partners
Holdings, Inc./LifePoint Health,
Inc.
35,000 9.750%,  12/1/2026
a
35,047
Roche Holdings, Inc.
58,000 5.218%,  3/8/2054
a
58,830
45,000 1.930%,  12/13/2028
a
39,720
62,000 2.076%,  12/13/2031
a
51,074
Royalty Pharma plc
105,000 1.200%,  9/2/2025 98,830
Scotts Miracle-Gro Company
32,000 4.500%,  10/15/2029 28,960
Sigma Holdco BV
43,000 7.875%,  5/15/2026
a
41,280
Simmons Foods, Inc.
111,000 4.625%,  3/1/2029
a
98,092

Balanced Income Plus Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (47.6%) Value
Consumer Non-Cyclical (1.9%) - continued
Spectrum Brands, Inc.
$ 43,000 5.000%,  10/1/2029
a
$ 42,142
40,000 5.500%,  7/15/2030
a
39,177
29,000 3.875%,  3/15/2031
a,g
27,935
Star Parent, Inc.
55,000 9.000%,  10/1/2030
a,g
58,207
Surgery Center Holdings, Inc.
34,000 7.250%,  4/15/2032
a,f
34,264
Sysco Corporation
38,000 5.950%,  4/1/2030 39,621
Takeda Pharmaceutical Company,
Ltd.
89,000 5.000%,  11/26/2028 89,132
Tenet Healthcare Corporation
142,000 5.125%,  11/1/2027 138,894
71,000 6.125%,  10/1/2028
g
70,746
68,000 6.750%,  5/15/2031
a
69,240
Teva Pharmaceutical Finance
Netherlands III BV
62,000 3.150%,  10/1/2026 57,963
Topgolf Callaway Brands
Corporation, Convertible
56,000 2.750%,  5/1/2026 64,008
Triton Water Holdings, Inc.
55,000 6.250%,  4/1/2029
a
50,095
Unilever Capital Corporation
50,000 5.000%,  12/8/2033 50,557
Viterra Finance BV
83,000 3.200%,  4/21/2031
a
71,853
Winnebago Industries, Inc.,
Convertible
105,000 3.250%,  1/15/2030
a
113,452
Wyeth, LLC
99,000 6.500%,  2/1/2034 109,653
Zoetis, Inc.
62,000 5.600%,  11/16/2032 64,346
Total 8,006,748
Energy (1.6%)
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
57,000 5.375%,  6/15/2029
a
54,815
Antero Resources Corporation
31,000 5.375%,  3/1/2030
a
29,772
Apache Corporation
61,000 4.375%,  10/15/2028 57,662
Archrock Partners, LP/Archrock
Partners Finance Corporation
115,000 6.250%,  4/1/2028
a
113,785
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
57,000 8.250%,  12/31/2028
a
58,555
Baytex Energy Corporation
57,000 8.500%,  4/30/2030
a
59,519
Borr IHC, Ltd./Borr Finance, LLC
69,000 10.375%,  11/15/2030
a
71,760
BP Capital Markets America, Inc.
107,000 4.234%,  11/6/2028 104,714
61,000 4.812%,  2/13/2033 60,201
BP Capital Markets plc
51,000 4.875%,  3/22/2030
c,j
48,655
56,000 6.450%,  12/1/2033
c,j
57,993
Principal
Amount Long-Term Fixed Income (47.6%) Value
Energy (1.6%) - continued
Buckeye Partners, LP
$ 39,000 4.500%,  3/1/2028
a
$ 37,051
Cheniere Energy Partners, LP
45,000 4.500%,  10/1/2029 42,829
44,000 3.250%,  1/31/2032 37,481
55,000 5.950%,  6/30/2033
g
56,231
Cheniere Energy, Inc.
35,000 5.650%,  4/15/2034
a
35,250
Chesapeake Energy Corporation
44,000 6.750%,  4/15/2029
a
44,471
Civitas Resources, Inc.
39,000 8.375%,  7/1/2028
a
41,056
19,000 8.625%,  11/1/2030
a
20,402
74,000 8.750%,  7/1/2031
a
79,184
CNX Resources Corporation
33,000 6.000%,  1/15/2029
a
32,310
CNX Resources Corporation,
Convertible
109,000 2.250%,  5/1/2026 206,075
Columbia Pipelines Holding
Company, LLC
36,000 6.055%,  8/15/2026
a
36,393
81,000 6.042%,  8/15/2028
a
82,768
Comstock Resources, Inc.
43,000 5.875%,  1/15/2030
a
38,941
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
53,000 5.500%,  6/15/2031
a
50,091
Crescent Energy Finance, LLC
34,000 9.250%,  2/15/2028
a
35,900
85,000 7.625%,  4/1/2032
a
85,655
Delek Logistics Partners, LP/Delek
Logistics Finance Corporation
34,000 8.625%,  3/15/2029
a
34,720
Diamond Foreign Asset Company/
Diamond Finance, LLC
22,000 8.500%,  10/1/2030
a
23,219
Diamondback Energy, Inc.
104,000 3.125%,  3/24/2031 92,134
DT Midstream, Inc.
45,000 4.125%,  6/15/2029
a
41,370
25,000 4.375%,  6/15/2031
a
22,641
Enbridge, Inc.
60,000 7.375%,  1/15/2083
c
60,281
56,000 7.625%,  1/15/2083
c
57,470
41,000 5.900%,  11/15/2026 41,762
20,000 5.700%,  3/8/2033 20,483
Enerflex, Ltd.
41,000 9.000%,  10/15/2027
a
42,126
Energy Transfer, LP
40,000 5.950%,  5/15/2054 39,918
53,000 6.750%,  5/15/2025
c,j
52,082
41,000 4.400%,  3/15/2027 40,121
40,000 6.400%,  12/1/2030 42,223
Enterprise Products Operating,
LLC
45,000 4.150%,  10/16/2028 43,773
EQM Midstream Partners, LP
157,000 4.750%,  1/15/2031
a
146,003
Ferrellgas, LP/Ferrellgas Finance
Corporation
59,000 5.375%,  4/1/2026
a
57,722

Balanced Income Plus Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (47.6%) Value
Energy (1.6%) - continued
Genesis Energy LP/Genesis
Energy Finance Corporation
$ 89,000 8.875%,  4/15/2030 $ 93,161
Harvest Midstream, LP
68,000 7.500%,  9/1/2028
a
68,947
Hess Midstream Operations, LP
54,000 5.625%,  2/15/2026
a
53,568
25,000 5.125%,  6/15/2028
a
24,192
Hilcorp Energy I, LP/Hilcorp
Finance Company
70,000 5.750%,  2/1/2029
a
68,183
64,000 6.250%,  4/15/2032
a
63,117
Howard Midstream Energy
Partners, LLC
71,000 6.750%,  1/15/2027
a
70,839
ITT Holdings, LLC
65,000 6.500%,  8/1/2029
a
59,319
Kodiak Gas Services, LLC
34,000 7.250%,  2/15/2029
a
34,632
Laredo Petroleum, Inc.
99,000 7.750%,  7/31/2029
a
99,818
Marathon Oil Corporation
45,000 4.400%,  7/15/2027 43,728
MEG Energy Corporation
74,000 5.875%,  2/1/2029
a
72,714
MPLX, LP
113,000 1.750%,  3/1/2026 105,632
20,000 5.000%,  3/1/2033 19,415
Nabors Industries, Ltd.
115,000 7.250%,  1/15/2026
a
114,288
National Fuel Gas Company
90,000 5.500%,  1/15/2026 89,861
New Fortress Energy, Inc.
20,000 6.750%,  9/15/2025
a
19,864
23,000 8.750%,  3/15/2029
a
22,912
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
23,000 8.125%,  2/15/2029
a
23,556
34,000 8.375%,  2/15/2032
a
34,854
Noble Finance II, LLC
59,000 8.000%,  4/15/2030
a
61,457
Northern Oil and Gas, Inc.
57,000 8.750%,  6/15/2031
a
60,190
Northern Oil and Gas, Inc.,
Convertible
103,000 3.625%,  4/15/2029 125,403
Northriver Midstream Finance, LP
29,000 5.625%,  2/15/2026
a
28,752
NuStar Logistics, LP
55,000 6.375%,  10/1/2030 55,356
Occidental Petroleum Corporation
80,000 8.875%,  7/15/2030 92,934
ONEOK, Inc.
68,000 2.200%,  9/15/2025 64,882
39,000 5.550%,  11/1/2026 39,357
41,000 5.650%,  11/1/2028 41,910
Ovintiv, Inc.
47,000 5.650%,  5/15/2028
g
47,777
41,000 6.250%,  7/15/2033 42,628
PBF Holding Company, LLC/PBF
Finance Corporation
44,000 6.000%,  2/15/2028 43,296
Principal
Amount Long-Term Fixed Income (47.6%) Value
Energy (1.6%) - continued
Permian Resources Operating,
LLC
$ 85,000 7.000%,  1/15/2032
a
$ 88,180
Permian Resources Operating,
LLC, Convertible
54,000 3.250%,  4/1/2028 159,435
Pioneer Natural Resources
Company
57,000 1.900%,  8/15/2030 47,883
Pioneer Natural Resources
Company, Convertible
82,000 0.250%,  5/15/2025 234,569
Plains All American Pipeline, LP/
PAA Finance Corporation
93,000 4.650%,  10/15/2025 91,737
Prairie Acquiror, LP
45,000 9.000%,  8/1/2029
a
46,325
Precision Drilling Corporation
60,000 6.875%,  1/15/2029
a
59,889
Range Resources Corporation
46,000 4.750%,  2/15/2030
a
42,888
Rockcliff Energy II, LLC
60,000 5.500%,  10/15/2029
a
56,149
Rockies Express Pipeline, LLC
71,000 4.950%,  7/15/2029
a
66,356
Schlumberger Holdings
Corporation
29,000 4.300%,  5/1/2029
a
28,308
SM Energy Company
32,000 6.625%,  1/15/2027 31,972
35,000 6.500%,  7/15/2028 35,150
Southwestern Energy Company
55,000 5.375%,  3/15/2030 52,935
33,000 4.750%,  2/1/2032 30,378
Suncor Energy, Inc.
40,000 7.150%,  2/1/2032 44,303
Sunoco, LP/Sunoco Finance
Corporation
90,000 5.875%,  3/15/2028 89,139
49,000 4.500%,  4/30/2030 44,870
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
100,000 5.500%,  1/15/2028
a
96,348
Talos Production, Inc.
17,000 9.000%,  2/1/2029
a
18,053
Targa Resources Partners, LP
106,000 4.875%,  2/1/2031 101,472
Teine Energy, Ltd.
50,000 6.875%,  4/15/2029
a
48,624
TransCanada Trust
105,000 5.875%,  8/15/2076
c
102,021
Transocean Titan Financing, Ltd.
55,000 8.375%,  2/1/2028
a
57,239
Transocean, Inc.
50,000 11.500%,  1/30/2027
a,g
52,111
65,700 8.750%,  2/15/2030
a,g
68,504
USA Compression Partners, LP/
USA Compression Finance
Corporation
65,000 6.875%,  4/1/2026 64,925
20,000 7.125%,  3/15/2029
a
20,249
Valaris, Ltd.
57,000 8.375%,  4/30/2030
a
58,797

Balanced Income Plus Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (47.6%) Value
Energy (1.6%) - continued
Venture Global Calcasieu Pass,
LLC
$ 67,000 3.875%,  8/15/2029
a
$ 60,310
49,000 6.250%,  1/15/2030
a
49,297
40,000 4.125%,  8/15/2031
a
35,568
Venture Global LNG, Inc.
117,000 8.375%,  6/1/2031
a
120,658
45,000 9.875%,  2/1/2032
a
48,498
Weatherford International, Ltd.
50,000 8.625%,  4/30/2030
a
52,198
Williams Companies, Inc.
71,000 4.900%,  3/15/2029 70,530
45,000 2.600%,  3/15/2031 38,341
Total 6,838,318
Financials (5.7%)
Acrisure, LLC/Acrisure Finance,
Inc.
42,000 6.000%,  8/1/2029
a
38,517
AerCap Holdings NV
34,000 5.875%,  10/10/2079
c
33,756
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
63,000 6.500%,  7/15/2025 63,607
114,000 3.000%,  10/29/2028 103,150
Air Lease Corporation
32,000 2.300%,  2/1/2025 31,076
24,000 3.375%,  7/1/2025 23,388
64,000 4.650%,  6/15/2026
c,j
60,429
45,000 3.125%,  12/1/2030 39,498
Aircastle, Ltd.
55,000 5.250%,  6/15/2026
a,c,j
52,389
45,000 2.850%,  1/26/2028
a
40,394
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
37,000 6.750%,  10/15/2027
a
36,453
41,000 6.750%,  4/15/2028
a
41,289
36,000 5.875%,  11/1/2029
a,g
33,444
28,000 7.000%,  1/15/2031
a
28,281
Ally Financial, Inc.
67,000 5.750%,  11/20/2025
g
66,517
88,000 4.700%,  5/15/2026
c,g,j
75,446
45,000 8.000%,  11/1/2031 50,125
15,000 6.700%,  2/14/2033 15,155
American Express Company
50,000 3.550%,  9/15/2026
c,j
46,280
82,000 6.338%,  10/30/2026
c
83,082
102,000 2.550%,  3/4/2027 95,264
American Homes 4 Rent, LP
45,000 2.375%,  7/15/2031 36,550
American International Group, Inc.
81,000 5.125%,  3/27/2033 80,549
AmWINS Group, Inc.
23,000 6.375%,  2/15/2029
a
23,124
67,000 4.875%,  6/30/2029
a
62,537
Aon North America, Inc.
80,000 5.750%,  3/1/2054 82,016
Arbor Realty Trust, Inc.,
Convertible
8,000 7.500%,  8/1/2025 7,838
Ares Capital Corporation
18,000 4.250%,  3/1/2025 17,705
104,000 2.150%,  7/15/2026 95,766
Principal
Amount Long-Term Fixed Income (47.6%) Value
Financials (5.7%) - continued
$ 48,000 5.875%,  3/1/2029 $ 47,856
Arthur J. Gallagher & Company
60,000 5.750%,  7/15/2054 60,082
Assurant, Inc.
61,000 6.100%,  2/27/2026 61,204
Australia & New Zealand Banking
Group, Ltd.
102,000 2.950%,  7/22/2030
a,c
98,010
Aviation Capital Group, LLC
48,000 4.875%,  10/1/2025
a
47,111
Avolon Holdings Funding, Ltd.
89,000 4.250%,  4/15/2026
a
85,896
80,000 5.750%,  3/1/2029
a
79,613
BAC Capital Trust XIV
92,000
5.991%,  (TSFR3M +
0.662%), 4/17/2024
c,j
75,024
Banco Santander Mexico SA
17,000 5.375%,  4/17/2025
a
16,935
Banco Santander SA
25,000 4.750%,  11/12/2026
c,j
21,743
Bank of America Corporation
70,000 4.200%,  8/26/2024 69,579
158,000 6.250%,  9/5/2024
c,j
158,180
83,000 6.100%,  3/17/2025
c,j
83,229
85,000 1.319%,  6/19/2026
c
80,798
32,000 1.197%,  10/24/2026
c
29,951
80,000 6.125%,  4/27/2027
c,j
80,218
70,000 1.734%,  7/22/2027
c
64,536
84,000 4.376%,  4/27/2028
c
82,000
134,000 3.593%,  7/21/2028
c
127,364
65,000 4.948%,  7/22/2028
c
64,504
125,000 5.819%,  9/15/2029
c
128,167
179,000 3.974%,  2/7/2030
c
169,628
159,000 2.687%,  4/22/2032
c
134,586
65,000 2.572%,  10/20/2032
c
53,926
82,000 2.972%,  2/4/2033
c
69,736
60,000 5.468%,  1/23/2035
c
60,391
42,000 3.846%,  3/8/2037
c
37,131
Bank of Montreal
77,000 5.266%,  12/11/2026 77,341
60,000 5.203%,  2/1/2028 60,444
42,000 3.088%,  1/10/2037
c
34,313
Bank of New York Mellon
Corporation
40,000 6.317%,  10/25/2029
c
42,209
65,000 4.596%,  7/26/2030
c
63,802
41,000 6.474%,  10/25/2034
c
44,648
Bank of Nova Scotia
51,000 4.900%,  6/4/2025
c,j
50,185
45,000 1.050%,  3/2/2026 41,617
Barclays plc
41,000 2.852%,  5/7/2026
c
39,741
80,000 5.501%,  8/9/2028
c
79,770
68,000 4.972%,  5/16/2029
c
66,641
51,000 6.224%,  5/9/2034
c
52,601
41,000 7.119%,  6/27/2034
c
43,695
Berkshire Hathaway Finance
Corporation
128,000 2.875%,  3/15/2032 113,155
BlackRock Funding, Inc.
40,000 5.250%,  3/14/2054 40,198
Blackstone Mortgage Trust, Inc.,
Convertible
48,000 5.500%,  3/15/2027 43,080

Balanced Income Plus Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (47.6%) Value
Financials (5.7%) - continued
Blue Owl Capital Corporation II
$ 40,000 8.450%,  11/15/2026
a,g
$ 41,199
Blue Owl Credit Income
Corporation
62,000 4.700%,  2/8/2027 58,817
Blue Owl Technology Finance
Corporation
22,000 4.750%,  12/15/2025
a
21,154
67,000 3.750%,  6/17/2026
a
62,043
Blue Owl Technology Finance
Corporation II
20,000 6.750%,  4/4/2029
a,f
19,752
BNP Paribas SA
67,000 2.819%,  11/19/2025
a,c
65,707
55,000 3.132%,  1/20/2033
a,c
46,807
BPCE SA
32,000 2.375%,  1/14/2025
a
31,155
Bread Financial Holdings, Inc.
34,000 9.750%,  3/15/2029
a
35,383
Bread Financial Holdings, Inc.,
Convertible
73,000 4.250%,  6/15/2028
a,g
84,724
Brixmor Operating Partnership, LP
73,000 2.250%,  4/1/2028 64,822
Brookfield Property REIT, Inc./BPR
Cumulus, LLC/BPR Nimbus,
LLC/GGSI Sellco, LLC
19,000 4.500%,  4/1/2027
a
17,342
Burford Capital Global Finance,
LLC
94,000 9.250%,  7/1/2031
a
99,488
Camden Property Trust
37,000 4.900%,  1/15/2034 36,005
Canadian Imperial Bank of
Commerce
67,000 3.945%,  8/4/2025 65,801
37,000 5.926%,  10/2/2026 37,710
Capital One Financial Corporation
28,000 3.950%,  9/1/2026
c,j
24,872
61,000 3.273%,  3/1/2030
c
54,952
Capital One NA
48,000 2.280%,  1/28/2026
c
46,481
Castlelake Aviation Finance DAC
44,000 5.000%,  4/15/2027
a
42,379
Centene Corporation
167,000 3.000%,  10/15/2030 143,185
Charles Schwab Corporation
128,000 5.375%,  6/1/2025
c,j
127,114
79,000 0.900%,  3/11/2026 72,802
88,000 4.000%,  6/1/2026
c,j
82,330
39,000 5.875%,  8/24/2026 39,650
25,000 5.000%,  6/1/2027
c,j
23,902
59,000 2.000%,  3/20/2028 52,874
40,000 6.136%,  8/24/2034
c
41,728
Citigroup, Inc.
37,000 5.000%,  9/12/2024
c,j
36,771
105,000 3.352%,  4/24/2025
c
104,826
85,000 5.500%,  9/13/2025 84,961
37,000 1.281%,  11/3/2025
c
35,993
105,000 3.875%,  2/18/2026
c,j
99,096
38,000 4.150%,  11/15/2026
c,j
35,003
159,000 1.122%,  1/28/2027
c
147,054
91,000 1.462%,  6/9/2027
c
83,586
78,000 3.070%,  2/24/2028
c
73,369
Principal
Amount Long-Term Fixed Income (47.6%) Value
Financials (5.7%) - continued
$ 29,000 7.375%,  5/15/2028
c,g,j
$ 30,153
55,000 7.625%,  11/15/2028
c,j
57,743
180,000 4.075%,  4/23/2029
c
172,330
41,000 6.174%,  5/25/2034
c
41,635
Citizens Financial Group, Inc.
65,000 4.000%,  10/6/2026
c,j
55,959
CNA Financial Corporation
40,000 3.950%,  5/15/2024 39,914
80,000 5.125%,  2/15/2034 77,835
Coinbase Global, Inc., Convertible
266,000 0.500%,  6/1/2026
g
291,081
Comerica, Inc.
42,000 5.625%,  7/1/2025
c,j
40,378
21,000 5.982%,  1/30/2030
c
20,747
Commonwealth Bank of Australia
54,000 2.688%,  3/11/2031
a
44,913
Cooperatieve Rabobank UA
35,000 1.339%,  6/24/2026
a,c
33,242
COPT Defense Properties, LP
91,000 2.250%,  3/15/2026 85,562
COPT Defense Properties, LP,
Convertible
42,000 5.250%,  9/15/2028
a
43,596
Corebridge Financial, Inc.
42,000 6.875%,  12/15/2052
c
42,050
42,000 6.050%,  9/15/2033
a
43,265
48,000 5.750%,  1/15/2034 48,969
Credit Acceptance Corporation
79,000 9.250%,  12/15/2028
a
84,971
Credit Agricole SA
45,000 3.250%,  1/14/2030
a
39,943
Credit Suisse Group AG
32,000 7.250%,  9/12/2025
a,c,j,k
3,520
22,000 7.500%,  12/11/2028
*,c,j,k
2,420
Dai-ichi Life Insurance Company,
Ltd.
80,000 5.100%,  10/28/2024
a,c,j
79,273
Deutsche Bank AG/New York, NY
152,000 2.129%,  11/24/2026
c
143,338
64,000 2.311%,  11/16/2027
c
58,513
58,000 6.819%,  11/20/2029
c
60,633
62,000 3.742%,  1/7/2033
c
51,212
Discover Bank
90,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
c
89,529
Discover Financial Services
19,000 6.700%,  11/29/2032 20,084
Diversified Healthcare Trust
33,000 Zero Coupon,  1/15/2026
a
28,015
Drawbridge Special Opportunities
Fund, LP
100,000 3.875%,  2/15/2026
a
93,492
Elevance Health, Inc.
79,000 5.350%,  10/15/2025 79,042
124,000 2.550%,  3/15/2031 105,938
Enact Holdings, Inc.
37,000 6.500%,  8/15/2025
a
36,993
Encore Capital Group, Inc.,
Convertible
91,000 4.000%,  3/15/2029 85,085
Extra Space Storage, LP
39,000 5.900%,  1/15/2031 40,349
44,000 2.400%,  10/15/2031 36,200

Balanced Income Plus Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (47.6%) Value
Financials (5.7%) - continued
Fairfax Financial Holdings, Ltd.
$ 60,000 6.350%,  3/22/2054
a
$ 61,206
Federal Realty OP, LP, Convertible
108,000 3.250%,  1/15/2029
a
104,814
Fifth Third Bancorp
84,000 4.500%,  9/30/2025
c,j
80,908
44,000 4.772%,  7/28/2030
c
42,358
Fifth Third Bank NA
110,000 3.850%,  3/15/2026 105,933
First Horizon Bank
67,000 5.750%,  5/1/2030
g
63,396
FirstCash, Inc.
55,000 5.625%,  1/1/2030
a
52,265
Fortress Transportation and
Infrastructure Investors, LLC
65,000 6.500%,  10/1/2025
a
64,903
24,000 9.750%,  8/1/2027
a
24,851
15,000 5.500%,  5/1/2028
a
14,534
Freedom Mortgage Corporation
27,000 7.625%,  5/1/2026
a
26,958
22,000 12.000%,  10/1/2028
a
23,980
Freedom Mortgage Holdings, LLC
22,000 9.250%,  2/1/2029
a
22,516
FS KKR Capital Corporation
45,000 3.400%,  1/15/2026 42,704
45,000 2.625%,  1/15/2027
g
40,822
GGAM Finance, Ltd.
57,000 7.750%,  5/15/2026
a
58,175
28,000 8.000%,  6/15/2028
a
29,241
23,000 6.875%,  4/15/2029
a
23,086
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
83,000 3.750%,  12/15/2027
a
71,022
goeasy, Ltd.
45,000 9.250%,  12/1/2028
a
47,979
Goldman Sachs BDC, Inc.
36,000 6.375%,  3/11/2027 36,268
Goldman Sachs Group, Inc.
46,000 5.500%,  8/10/2024
c,j
45,607
31,000 3.500%,  4/1/2025 30,413
32,000 4.250%,  10/21/2025 31,399
51,000 0.855%,  2/12/2026
c
48,852
33,000 3.650%,  8/10/2026
c,j
30,141
57,000 4.125%,  11/10/2026
c,j
52,906
60,000 1.948%,  10/21/2027
c
55,153
42,000 2.640%,  2/24/2028
c
39,118
124,000 3.615%,  3/15/2028
c
118,610
86,000 4.482%,  8/23/2028
c
84,077
90,000 3.814%,  4/23/2029
c
85,317
44,000 3.800%,  3/15/2030 41,206
44,000 2.615%,  4/22/2032
c
36,927
45,000 2.383%,  7/21/2032
c
36,916
Hartford Financial Services Group,
Inc.
45,000 2.800%,  8/19/2029 40,378
66,000
7.694%,  (TSFR3M +
2.387%), 2/12/2047
a,c
58,713
HAT Holdings I, LLC/HAT Holdings
II, LLC, Convertible
9,000 Zero Coupon,  5/1/2025
a
9,192
118,000 3.750%,  8/15/2028
a
139,098
HSBC Holdings plc
20,000 6.375%,  3/30/2025
c,j
19,858
Principal
Amount Long-Term Fixed Income (47.6%) Value
Financials (5.7%) - continued
$ 39,000 2.633%,  11/7/2025
c
$ 38,234
41,000 1.645%,  4/18/2026
c
39,271
41,000 1.589%,  5/24/2027
c
37,727
64,000 2.251%,  11/22/2027
c
58,985
126,000 4.583%,  6/19/2029
c
122,272
47,000 4.600%,  12/17/2030
c,j
39,761
53,000 2.804%,  5/24/2032
c
44,461
HUB International, Ltd.
78,000 5.625%,  12/1/2029
a,g
73,135
53,000 7.375%,  1/31/2032
a
53,357
Huntington Bancshares, Inc./OH
76,000 4.450%,  10/15/2027
c,j
68,871
95,000 5.709%,  2/2/2035
c
94,726
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
40,000 6.375%,  12/15/2025 39,676
41,000 6.250%,  5/15/2026 39,578
65,000 5.250%,  5/15/2027 58,743
ING Groep NV
90,000 1.726%,  4/1/2027
c
83,535
46,000 6.083%,  9/11/2027
c
46,568
Intercontinental Exchange, Inc.
62,000 4.350%,  6/15/2029 60,357
Intesa Sanpaolo SPA
34,000 4.198%,  6/1/2032
a,c
28,426
Invitation Homes Operating
Partnership, LP
68,000 2.000%,  8/15/2031 54,032
J.P. Morgan Chase & Company
44,000
8.868%,  (TSFR3M +
3.562%), 5/1/2024
c,j
43,924
111,000 5.000%,  8/1/2024
c,j
110,637
73,000 4.600%,  2/1/2025
c,j
71,767
63,000 1.561%,  12/10/2025
c
61,250
31,000 2.083%,  4/22/2026
c
29,870
40,000 3.650%,  6/1/2026
c,j
37,990
190,000 1.045%,  11/19/2026
c
177,155
90,000 1.578%,  4/22/2027
c
83,440
81,000 2.947%,  2/24/2028
c
76,107
134,000 4.005%,  4/23/2029
c
128,442
45,000 2.069%,  6/1/2029
c
39,917
179,000 4.493%,  3/24/2031
c
173,058
42,000 2.963%,  1/25/2033
c
35,861
44,000 4.912%,  7/25/2033
c
43,082
42,000 5.717%,  9/14/2033
c
42,838
29,000 5.350%,  6/1/2034
c
29,112
36,000 6.254%,  10/23/2034
c
38,462
20,000 5.336%,  1/23/2035
c
20,078
J.P. Morgan Chase Bank NA
80,000 5.110%,  12/8/2026 80,230
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
24,000 5.000%,  8/15/2028
a
22,070
Jefferson Capital Holdings, LLC
22,000 6.000%,  8/15/2026
a
21,587
56,000 9.500%,  2/15/2029
a
57,324
KeyBank NA/Cleveland, OH
67,000 3.900%,  4/13/2029 60,160
77,000 5.000%,  1/26/2033 71,374
Kilroy Realty, LP
58,000 4.250%,  8/15/2029 53,230
28,000 6.250%,  1/15/2036 27,351
Kite Realty Group, LP
20,000 5.500%,  3/1/2034 19,874

Balanced Income Plus Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (47.6%) Value
Financials (5.7%) - continued
Ladder Capital Finance Holdings,
LLLP/Ladder Capital Finance
Corporation
$ 28,000 4.250%,  2/1/2027
a
$ 26,196
47,000 4.750%,  6/15/2029
a
42,724
LD Holdings Group, LLC
21,000 6.125%,  4/1/2028
a
17,403
Lincoln National Corporation
50,000
7.938%,  (TSFR3M +
2.619%), 5/17/2024
c
40,010
Lloyds Banking Group plc
143,000 1.627%,  5/11/2027
c
131,657
M&T Bank Corporation
96,000 3.500%,  9/1/2026
c,j
73,633
Macquarie Airfinance Holdings,
Ltd.
73,000 6.400%,  3/26/2029
a
74,155
Macquarie Group, Ltd.
89,000 1.629%,  9/23/2027
a,c
80,753
Manufacturers & Traders Trust
Company
83,000 4.700%,  1/27/2028 79,971
Marsh & McLennan Companies,
Inc.
40,000 2.375%,  12/15/2031 33,357
MetLife, Inc.
84,000 3.850%,  9/15/2025
c,j
80,741
44,000 5.875%,  3/15/2028
c,j
43,867
57,000 6.400%,  12/15/2036 58,366
Metropolitan Life Global Funding I
73,000 2.950%,  4/9/2030
a
64,758
Mid-America Apartments, LP
90,000 4.200%,  6/15/2028 87,685
Mitsubishi UFJ Financial Group,
Inc.
41,000 1.412%,  7/17/2025 38,991
91,000 1.538%,  7/20/2027
c
83,813
Mizuho Financial Group, Inc.
97,000 1.554%,  7/9/2027
c
89,181
93,000 2.564%,  9/13/2031 76,131
40,000 5.748%,  7/6/2034
c
41,306
Molina Healthcare, Inc.
54,000 4.375%,  6/15/2028
a
50,762
Morgan Stanley
34,000 2.720%,  7/22/2025
c
33,657
88,000 1.164%,  10/21/2025
c
85,685
24,000 5.000%,  11/24/2025 23,852
69,000 2.188%,  4/28/2026
c
66,568
76,000 6.138%,  10/16/2026
c
76,869
39,000 0.985%,  12/10/2026
c
36,132
90,000 1.593%,  5/4/2027
c
83,249
93,000 1.512%,  7/20/2027
c
85,356
28,000 5.123%,  2/1/2029
c
27,932
134,000 3.622%,  4/1/2031
c
122,895
42,000 2.943%,  1/21/2033
c
35,697
44,000 4.889%,  7/20/2033
c
42,675
42,000 5.250%,  4/21/2034
c
41,672
47,000 5.424%,  7/21/2034
c
47,146
78,000 2.484%,  9/16/2036
c
61,689
MPT Operating Partnership, LP/
MPT Finance Corporation
59,000 5.250%,  8/1/2026 54,010
24,000 4.625%,  8/1/2029 18,419
Principal
Amount Long-Term Fixed Income (47.6%) Value
Financials (5.7%) - continued
Nasdaq, Inc.
$ 37,000 5.350%,  6/28/2028 $ 37,477
Nationstar Mortgage Holdings,
Inc.
49,000 6.000%,  1/15/2027
a
48,305
NatWest Group plc
45,000 4.892%,  5/18/2029
c
44,045
67,000 3.754%,  11/1/2029
c
65,862
97,000 6.475%,  6/1/2034
c
98,599
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
33,000 4.500%,  9/30/2028
a
28,244
New York Life Global Funding
43,000 4.550%,  1/28/2033
a
41,481
40,000 5.000%,  1/9/2034
a
39,573
Nippon Life Insurance Company
168,000 5.100%,  10/16/2044
a,c
166,868
NNN REIT, Inc.
45,000 2.500%,  4/15/2030 38,508
Nomura Holdings, Inc.
67,000 2.172%,  7/14/2028 58,956
Northern Trust Corporation
65,000 4.000%,  5/10/2027 63,326
Office Properties Income Trust
25,000 2.650%,  6/15/2026 14,444
Omega Healthcare Investors, Inc.
46,000 4.750%,  1/15/2028 44,410
45,000 3.375%,  2/1/2031 38,410
OneMain Finance Corporation
92,000 3.500%,  1/15/2027 85,404
165,000 3.875%,  9/15/2028 147,193
Osaic Holdings, Inc.
16,000 10.750%,  8/1/2027
a
16,542
Panther Escrow Issuer, LLC
80,000 7.125%,  6/1/2031
a,f
81,337
Park Intermediate Holdings, LLC
93,000 4.875%,  5/15/2029
a
86,483
Pebblebrook Hotel Trust,
Convertible
248,000 1.750%,  12/15/2026 222,431
Pine Street Trust I
45,000 4.572%,  2/15/2029
a
42,769
PNC Bank NA
45,000 2.700%,  10/22/2029 39,071
PNC Financial Services Group,
Inc.
102,000 5.671%,  10/28/2025
c
101,981
60,000 3.400%,  9/15/2026
c,j
52,442
42,000 6.200%,  9/15/2027
c,j
41,891
36,000 5.582%,  6/12/2029
c
36,439
58,000 6.250%,  3/15/2030
c,j
56,212
40,000 6.875%,  10/20/2034
c
43,801
PRA Group, Inc.
14,000 7.375%,  9/1/2025
a
13,975
86,000 8.375%,  2/1/2028
a
85,587
Principal Life Global Funding II
68,000 1.250%,  8/16/2026
a
61,773
Prologis Targeted US Logistics
Fund, LP
58,000 5.250%,  4/1/2029
a
57,834
Prologis, LP
48,000 5.250%,  3/15/2054 47,140

Balanced Income Plus Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (47.6%) Value
Financials (5.7%) - continued
$ 75,000 3.375%,  12/15/2027 $ 71,175
Provident Financing Trust I
42,000 7.405%,  3/15/2038 46,145
Prudential Financial, Inc.
42,000 5.125%,  3/1/2052
c
39,368
43,000 6.750%,  3/1/2053
c
44,728
128,000 6.500%,  3/15/2054
c
129,770
42,000 3.700%,  10/1/2050
c
36,712
Public Storage Operating
Company
43,000 5.100%,  8/1/2033 43,187
QBE Insurance Group, Ltd.
40,000 5.875%,  5/12/2025
a,c,g,j
39,595
Quicken Loans, LLC
66,000 3.875%,  3/1/2031
a
57,499
Realty Income Corporation
45,000 4.875%,  6/1/2026 44,726
75,000 3.200%,  1/15/2027 70,909
50,000 3.950%,  8/15/2027 48,457
Redwood Trust, Inc., Convertible
13,000 7.750%,  6/15/2027 12,448
Regency Centers, LP
61,000 5.250%,  1/15/2034 60,768
Regions Financial Corporation
40,000 2.250%,  5/18/2025 38,459
49,000 5.750%,  6/15/2025
c,j
48,271
Reinsurance Group of America,
Inc.
44,000 6.000%,  9/15/2033 45,628
RGA Global Funding
37,000 5.500%,  1/11/2031
a
37,102
RHP Hotel Properties, LP/RHP
Finance Corporation
54,000 7.250%,  7/15/2028
a
55,610
RLJ Lodging Trust, LP
25,000 3.750%,  7/1/2026
a
23,808
68,000 4.000%,  9/15/2029
a
59,943
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
60,000 3.625%,  3/1/2029
a
53,973
Santander Holdings USA, Inc.
90,000 3.450%,  6/2/2025 87,486
41,000 2.490%,  1/6/2028
c
37,261
Santander UK Group Holdings plc
92,000 1.673%,  6/14/2027
c
84,159
Service Properties Trust
27,000 7.500%,  9/15/2025 27,364
14,000 5.250%,  2/15/2026 13,544
31,000 8.625%,  11/15/2031
a
33,060
Simon Property Group, LP
73,000 2.650%,  7/15/2030 63,752
41,000 6.250%,  1/15/2034 43,843
SLM Corporation
30,000 4.200%,  10/29/2025 29,275
Societe Generale SA
39,000 2.625%,  10/16/2024
a
38,329
41,000 1.488%,  12/14/2026
a,c
38,089
Standard Chartered plc
40,000 6.000%,  7/26/2025
a,c,g,j
39,447
63,000 2.608%,  1/12/2028
a,c
58,063
Starwood Property Trust, Inc.,
Convertible
100,000 6.750%,  7/15/2027
g
106,000
Principal
Amount Long-Term Fixed Income (47.6%) Value
Financials (5.7%) - continued
State Street Corporation
$ 36,000 5.272%,  8/3/2026 $ 36,194
28,000 6.700%,  3/15/2029
c,j
28,412
44,000 4.421%,  5/13/2033
c
42,015
Sumitomo Life Insurance Company
95,000 3.375%,  4/15/2081
a,c
82,204
Sumitomo Mitsui Financial Group,
Inc.
63,000 2.174%,  1/14/2027 58,344
75,000 5.716%,  9/14/2028 77,113
67,000 2.142%,  9/23/2030 55,496
54,000 5.766%,  1/13/2033 56,266
Sumitomo Mitsui Trust Bank, Ltd.
35,000 1.050%,  9/12/2025
a
32,919
Summit Hotel Properties, Inc.,
Convertible
101,000 1.500%,  2/15/2026 89,941
Synchrony Financial
38,000 4.250%,  8/15/2024 37,755
29,000 7.250%,  2/2/2033 28,791
Synovus Bank
40,000 5.625%,  2/15/2028 38,844
Toronto-Dominion Bank
32,000 8.125%,  10/31/2082
c
33,563
39,000 5.156%,  1/10/2028 39,250
57,000 5.523%,  7/17/2028 58,213
44,000 4.456%,  6/8/2032
g
42,138
Truist Bank
42,000 2.250%,  3/11/2030 34,954
Truist Financial Corporation
74,000 6.047%,  6/8/2027
c
74,999
37,000 1.887%,  6/7/2029
c
32,117
95,000 5.100%,  3/1/2030
c,j
88,373
56,000 5.711%,  1/24/2035
c
56,242
U.S. Bancorp
74,000 5.727%,  10/21/2026
c
74,400
65,000 4.548%,  7/22/2028
c
63,706
19,000 5.836%,  6/12/2034
c
19,366
56,000 5.678%,  1/23/2035
c
56,545
UBS Group AG
34,000 2.593%,  9/11/2025
a,c
33,517
78,000 2.193%,  6/5/2026
a,c
74,782
60,000 4.875%,  2/12/2027
a,c,j
55,093
88,000 3.869%,  1/12/2029
a,c
83,216
UDR, Inc.
89,000 3.000%,  8/15/2031 77,254
United Wholesale Mortgage, LLC
16,000 5.500%,  11/15/2025
a
15,856
39,000 5.500%,  4/15/2029
a
36,886
UnitedHealth Group, Inc.
119,000 5.375%,  4/15/2054 121,029
88,000 4.200%,  5/15/2032 83,631
USB Realty Corporation
49,000
6.723%,  (TSFR3M +
1.409%), 1/15/2027
a,c,j
37,712
Ventas Realty, LP
35,000 3.750%,  5/1/2024 34,940
Ventas Realty, LP, Convertible
124,000 3.750%,  6/1/2026
a
123,752
Vornado Realty, LP
21,000 3.400%,  6/1/2031 16,620
Wells Fargo & Company
106,000 2.406%,  10/30/2025
c
103,981

Balanced Income Plus Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (47.6%) Value
Financials (5.7%) - continued
$ 116,000 3.900%,  3/15/2026
c,j
$ 110,365
119,000 2.188%,  4/30/2026
c
114,600
50,000
6.076%,  (TSFR3M +
0.762%), 1/15/2027
c
48,712
41,000 3.526%,  3/24/2028
c
39,023
89,000 3.584%,  5/22/2028
c
84,613
65,000 4.808%,  7/25/2028
c
64,046
58,000 7.625%,  9/15/2028
c,g,j
61,985
90,000 4.478%,  4/4/2031
c
86,176
29,000 5.389%,  4/24/2034
c
28,819
40,000 5.557%,  7/25/2034
c
40,154
37,000 6.491%,  10/23/2034
c
39,685
161,000 5.499%,  1/23/2035
c
161,379
Wells Fargo Bank NA
73,000 4.811%,  1/15/2026 72,625
Welltower OP, LLC, Convertible
190,000 2.750%,  5/15/2028
a
211,489
Westpac Banking Corporation
67,000 4.110%,  7/24/2034
c
61,885
Willis North America, Inc.
40,000 5.900%,  3/5/2054 40,494
90,000 4.500%,  9/15/2028 87,688
XHR, LP
25,000 6.375%,  8/15/2025
a
25,032
27,000 4.875%,  6/1/2029
a
24,998
Total 23,628,853
Foreign Government (<0.1%)
NBN Company, Ltd.
82,000 2.625%,  5/5/2031
a
69,751
Total 69,751
Mortgage-Backed Securities (14.9%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
338,221 2.000%,  1/1/2052 270,964
1,788,680 2.500%,  5/1/2051 1,493,934
994,639 3.500%,  5/1/2052 890,636
1,090,561 4.000%,  5/1/2052 1,018,167
2,434,546 3.500%,  6/1/2052 2,181,520
2,742,815 5.000%,  7/1/2053 2,693,643
738,570 5.500%,  7/1/2053 740,224
312,365 5.000%,  8/1/2053 307,741
389,027 5.500%,  9/1/2053 390,717
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
1,093,708 2.500%,  7/1/2030 1,028,094
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
5,600,000 4.500%,  4/1/2039
f
5,513,127
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
897,528 3.500%,  5/1/2040 839,933
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
2,731,635 3.000%,  1/1/2052 2,369,335
409,660 2.000%,  2/1/2051 328,295
262,406 2.000%,  2/1/2051 210,288
1,242,368 2.500%,  2/1/2051 1,037,006
Principal
Amount Long-Term Fixed Income (47.6%) Value
Mortgage-Backed Securities (14.9%) -
continued
$ 1,355,117 2.500%,  2/1/2051 $ 1,120,956
2,594,840 2.000%,  3/1/2051 2,061,312
1,316,405 4.000%,  3/1/2051 1,241,991
2,798,968 3.000%,  3/1/2052 2,415,600
1,787,932 2.000%,  4/1/2051 1,423,135
1,680,794 3.000%,  4/1/2051 1,454,095
1,741,554 3.000%,  5/1/2050 1,515,460
480,467 2.000%,  5/1/2051 383,183
875,299 3.000%,  5/1/2051 768,518
927,107 3.000%,  6/1/2050 818,445
362,506 4.000%,  6/1/2052 336,224
1,591,641 5.000%,  6/1/2053 1,566,521
2,015,806 2.500%,  7/1/2051 1,689,468
682,090 3.500%,  7/1/2051 619,814
1,050,216 4.000%,  7/1/2052 974,133
839,029 2.500%,  8/1/2050 708,444
1,449,205 3.500%,  8/1/2050 1,320,095
1,175,811 4.500%,  8/1/2052 1,124,168
410,723 5.000%,  8/1/2053 404,241
1,219,221 3.500%,  9/1/2052 1,097,409
528,522 3.500%,  9/1/2052
f
475,717
362,399 5.000%,  9/1/2052 354,462
286,637 4.500%,  9/1/2053 274,762
923,952 4.500%,  9/1/2053 881,219
1,808,594 4.000%,  10/1/2052 1,681,128
494,566 2.000%,  11/1/2051 394,949
1,960,758 2.000%,  12/1/2050 1,568,916
3,388,874 4.500%,  12/1/2052 3,250,958
3,600,000 5.500%,  4/1/2042
f
3,582,131
1,000,000 4.500%,  4/1/2049
f
952,222
950,000 5.000%,  4/1/2049
f
926,880
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
2,278,910 2.500%,  3/1/2062 1,823,947
804,459 3.500%,  7/1/2061 706,010
935,200 4.000%,  12/1/2061 855,551
Total 62,085,688
Technology (1.7%)
Advanced Micro Devices, Inc.
44,000 3.924%,  6/1/2032 41,381
Akamai Technologies, Inc.,
Convertible
56,000 0.125%,  5/1/2025 66,052
154,000 0.375%,  9/1/2027 162,085
66,000 1.125%,  2/15/2029
a
67,683
Analog Devices, Inc.
22,000 2.100%,  10/1/2031 18,245
Apple, Inc.
83,000 1.650%,  2/8/2031 68,927
201,000 3.750%,  9/12/2047 165,712
AthenaHealth Group, Inc.
113,000 6.500%,  2/15/2030
a,g
103,352
Block, Inc., Convertible
43,000 0.125%,  3/1/2025
g
43,967
255,000 0.250%,  11/1/2027 212,542
Broadcom Corporation/Broadcom
Cayman Finance, Ltd.
67,000 3.875%,  1/15/2027 64,952
Broadcom, Inc.
41,000 4.000%,  4/15/2029
a
39,056

Balanced Income Plus Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (47.6%) Value
Technology (1.7%) - continued
Cisco Systems, Inc.
$ 80,000 5.350%,  2/26/2064 $ 81,988
Cloud Software Group, Inc.
148,000 6.500%,  3/31/2029
a
140,446
55,000 9.000%,  9/30/2029
a
52,751
CommScope, Inc.
45,000 7.125%,  7/1/2028
a
17,801
Consensus Cloud Solutions, Inc.
14,000 6.000%,  10/15/2026
a
13,306
CoreLogic, Inc.
17,000 4.500%,  5/1/2028
a
15,243
CSG Systems International, Inc.,
Convertible
120,000 3.875%,  9/15/2028
a
118,092
Dayforce, Inc., Convertible
61,000 0.250%,  3/15/2026 55,815
Dell International, LLC/EMC
Corporation
29,000 5.300%,  10/1/2029 29,356
Dell, Inc.
53,000 6.500%,  4/15/2038 56,779
Euronet Worldwide, Inc.,
Convertible
100,000 0.750%,  3/15/2049
g
96,950
Fiserv, Inc.
72,000 2.750%,  7/1/2024 71,463
78,000 5.350%,  3/15/2031 78,909
20,000 5.600%,  3/2/2033 20,390
78,000 5.450%,  3/15/2034 79,000
Gen Digital, Inc.
2,000 6.750%,  9/30/2027
a
2,029
34,000 7.125%,  9/30/2030
a
34,933
Global Payments, Inc.
48,000 5.950%,  8/15/2052 47,886
17,000 2.650%,  2/15/2025 16,562
64,000 4.950%,  8/15/2027 63,488
45,000 3.200%,  8/15/2029 40,430
Global Payments, Inc., Convertible
229,000 1.500%,  3/1/2031
a
242,053
IBM International Capital Private,
Ltd.
59,000 5.300%,  2/5/2054 57,613
II-VI, Inc.
26,000 5.000%,  12/15/2029
a
24,488
Intel Corporation
78,000 5.600%,  2/21/2054 79,474
84,000 5.125%,  2/10/2030 85,277
InterDigital, Inc., Convertible
188,000 3.500%,  6/1/2027 269,525
Iron Mountain, Inc.
63,000 4.875%,  9/15/2027
a
60,911
120,000 5.000%,  7/15/2028
a
114,802
47,000 4.875%,  9/15/2029
a
44,095
66,000 4.500%,  2/15/2031
a
59,548
Jabil, Inc.
41,000 5.450%,  2/1/2029 41,206
Lumentum Holdings, Inc.,
Convertible
298,000 0.500%,  6/15/2028
g
229,986
52,000 1.500%,  12/15/2029
a
48,855
Marvell Technology, Inc.
44,000 2.950%,  4/15/2031 38,012
Principal
Amount Long-Term Fixed Income (47.6%) Value
Technology (1.7%) - continued
Mastercard, Inc.
$ 40,000 2.000%,  11/18/2031 $ 33,060
McAfee Corporation
28,000 7.375%,  2/15/2030
a
25,677
Microchip Technology, Inc.
25,000 5.050%,  3/15/2029 25,004
Microchip Technology, Inc.,
Convertible
224,000 0.125%,  11/15/2024
g
237,664
Micron Technology, Inc.
44,000 5.300%,  1/15/2031 44,254
Moody's Corporation
42,000 4.250%,  8/8/2032 39,959
NCR Atleos Corporation
23,000 9.500%,  4/1/2029
a
24,601
NCR Voyix Corporation
89,000 5.125%,  4/15/2029
a
82,543
Neptune Bidco US, Inc.
58,000 9.290%,  4/15/2029
a
54,843
Newfold Digital Holdings Group,
Inc.
17,000 11.750%,  10/15/2028
a
18,401
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
17,000 2.700%,  5/1/2025 16,497
45,000 4.300%,  6/18/2029 43,362
ON Semiconductor Corporation,
Convertible
159,000 Zero Coupon,  5/1/2027 233,491
11,000 0.500%,  3/1/2029 10,824
Open Text Corporation
74,000 3.875%,  12/1/2029
a
65,934
80,000 4.125%,  2/15/2030
a
71,670
Oracle Corporation
141,000 6.900%,  11/9/2052 162,242
43,000 6.150%,  11/9/2029 45,319
112,000 2.950%,  4/1/2030 99,663
64,000 6.250%,  11/9/2032 68,476
PayPal Holdings, Inc.
45,000 2.850%,  10/1/2029 40,694
52,000 2.300%,  6/1/2030 44,852
Pitney Bowes, Inc.
14,000 6.875%,  3/15/2027
a
12,784
Progress Software Corporation,
Convertible
57,000 1.000%,  4/15/2026 58,995
PTC, Inc.
40,000 3.625%,  2/15/2025
a
39,165
60,000 4.000%,  2/15/2028
a
56,074
RingCentral, Inc.
55,000 8.500%,  8/15/2030
a
57,185
S&P Global, Inc.
41,000 2.900%,  3/1/2032 35,731
Salesforce.com, Inc.
117,000 1.950%,  7/15/2031 97,123
Seagate HDD Cayman
34,000 8.500%,  7/15/2031
a
36,743
64,330 9.625%,  12/1/2032 73,291
Semtech Corporation, Convertible
90,000 1.625%,  11/1/2027
g
88,479
22,000 4.000%,  11/1/2028
a
33,488
Sensata Technologies, Inc.
58,000 3.750%,  2/15/2031
a
50,170

Balanced Income Plus Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (47.6%) Value
Technology (1.7%) - continued
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
$ 20,000 4.625%,  11/1/2026
a
$ 19,337
SS&C Technologies, Inc.
81,000 5.500%,  9/30/2027
a
79,198
Texas Instruments, Inc.
40,000 5.150%,  2/8/2054 40,154
UKG, Inc.
56,000 6.875%,  2/1/2031
a
57,049
Verint Systems, Inc., Convertible
143,000 0.250%,  4/15/2026
g
134,063
Viavi Solutions, Inc.
55,000 3.750%,  10/1/2029
a
47,190
Viavi Solutions, Inc., Convertible
78,000 1.625%,  3/15/2026 75,660
Vishay Intertechnology, Inc.,
Convertible
219,000 2.250%,  9/15/2030
a
209,145
VMware, LLC
91,000 1.400%,  8/15/2026 83,106
56,000 2.200%,  8/15/2031 45,572
Western Digital Corporation,
Convertible
241,000 3.000%,  11/15/2028
a
353,186
Xerox Holdings Corporation
7,000 5.000%,  8/15/2025
a
6,907
42,000 5.500%,  8/15/2028
a
38,240
Xilinx, Inc.
28,000 2.375%,  6/1/2030 24,295
Ziff Davis, Inc., Convertible
176,000 1.750%,  11/1/2026 166,531
Total 7,091,307
Transportation (0.4%)
Air Transport Services Group, Inc.,
Convertible
111,000 3.875%,  8/15/2029
a,g
91,829
American Airlines Group, Inc.
17,000 3.750%,  3/1/2025
a
16,528
American Airlines, Inc.
40,000 8.500%,  5/15/2029
a
42,258
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
170,250 5.500%,  4/20/2026
a
169,091
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
35,000 5.375%,  3/1/2029
a,g
32,620
Canadian Pacific Railway
Company
83,000 1.750%,  12/2/2026 76,236
Delta Air Lines, Inc.
82,000 4.375%,  4/19/2028 79,561
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
55,929 4.500%,  10/20/2025
a
55,361
ERAC USA Finance, LLC
84,000 3.850%,  11/15/2024
a
83,073
80,000 5.200%,  10/30/2034
a
79,764
Hawaiian Brand Intellectual
Property, Ltd.
45,000 5.750%,  1/20/2026
a
42,231
Hertz Corporation
31,000 4.625%,  12/1/2026
a
28,134
Principal
Amount Long-Term Fixed Income (47.6%) Value
Transportation (0.4%) - continued
$ 35,000 5.000%,  12/1/2029
a,g
$ 27,047
Mileage Plus Holdings, LLC
76,700 6.500%,  6/20/2027
a
77,123
Norfolk Southern Corporation
64,000 4.450%,  3/1/2033 61,397
Penske Truck Leasing Company,
LP/PTL Finance Corporation
35,000 1.200%,  11/15/2025
a
32,651
35,000 5.750%,  5/24/2026
a
35,253
47,000 1.700%,  6/15/2026
a
43,347
Rand Parent, LLC
61,000 8.500%,  2/15/2030
a,g
60,406
RXO, Inc.
62,000 7.500%,  11/15/2027
a
63,627
Ryder System, Inc.
37,000 2.850%,  3/1/2027 34,683
Southwest Airlines Company
42,000 5.125%,  6/15/2027 41,917
Southwest Airlines Company,
Convertible
218,000 1.250%,  5/1/2025 220,616
Spirit Loyalty Cayman, Ltd.
20,000 8.000%,  9/20/2025
a
15,182
Stena International SA
45,000 7.250%,  1/15/2031
a
44,885
United Airlines, Inc.
55,000 4.375%,  4/15/2026
a
53,171
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
17,000 7.875%,  5/1/2027
a
14,372
75,000 6.375%,  2/1/2030
a,g
55,284
Total 1,677,647
U.S. Government & Agencies (5.4%)
U.S. Treasury Bonds
3,200,000 4.750%,  11/15/2053 3,416,000
2,190,000 3.250%,  5/15/2042 1,861,585
4,510,000 3.375%,  8/15/2042 3,895,512
U.S. Treasury Notes
1,550,000 0.500%,  3/31/2025 1,482,360
2,900,000 4.250%,  12/31/2025 2,876,098
1,620,000 0.500%,  2/28/2026 1,497,298
870,000 0.500%,  4/30/2027 772,839
1,550,000 1.125%,  2/29/2028 1,373,021
3,100,000 4.125%,  7/31/2028 3,080,625
715,000 1.375%,  11/15/2031 584,010
900,000 4.125%,  11/15/2032 893,848
832,000 3.375%,  5/15/2033 779,415
Total 22,512,611
Utilities (1.6%)
AEP Texas, Inc.
45,000 4.700%,  5/15/2032 42,949
AES Corporation
72,000 3.950%,  7/15/2030
a
65,483
Algonquin Power & Utilities
Corporation
50,000 4.750%,  1/18/2082
c
44,078
Alliant Energy Corporation,
Convertible
86,000 3.875%,  3/15/2026 84,581
Ameren Corporation
45,000 1.750%,  3/15/2028 39,729

Balanced Income Plus Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (47.6%) Value
Utilities (1.6%) - continued
American Electric Power
Company, Inc.
$ 39,000 5.200%,  1/15/2029 $ 39,092
44,000 2.300%,  3/1/2030 37,434
20,000 5.625%,  3/1/2033 20,305
American Water Capital
Corporation
58,000 5.450%,  3/1/2054 58,495
American Water Capital
Corporation, Convertible
101,000 3.625%,  6/15/2026
a
98,626
Arizona Public Service Company
37,000 5.550%,  8/1/2033 37,416
Atmos Energy Corporation
40,000 5.900%,  11/15/2033 42,432
Calpine Corporation
56,000 4.500%,  2/15/2028
a
53,114
CenterPoint Energy, Inc.
34,000 2.500%,  9/1/2024 33,560
56,000 1.450%,  6/1/2026 51,716
67,000 2.650%,  6/1/2031 56,748
CenterPoint Energy, Inc.,
Convertible
163,000 4.250%,  8/15/2026
a
161,452
CMS Energy Corporation,
Convertible
117,000 3.375%,  5/1/2028
a
115,070
Constellation Energy Generation,
LLC
60,000 5.750%,  3/15/2054 60,101
41,000 5.800%,  3/1/2033 42,261
Dominion Energy, Inc.
35,000 3.071%,  8/15/2024 34,622
45,000 3.375%,  4/1/2030 40,896
DTE Energy Company
65,000 4.220%,  11/1/2024 64,400
42,000 4.875%,  6/1/2028 41,525
Duke Energy Carolinas, LLC
121,000 5.400%,  1/15/2054 120,417
Duke Energy Corporation
56,000 3.250%,  1/15/2082
c
49,764
22,000 4.875%,  9/16/2024
c,j
21,808
89,000 2.450%,  6/1/2030 76,649
43,000 4.500%,  8/15/2032 40,762
44,000 5.750%,  9/15/2033 45,199
Duke Energy Corporation,
Convertible
270,000 4.125%,  4/15/2026
a
266,760
Duke Energy Ohio, Inc.
40,000 5.550%,  3/15/2054 39,896
Edison International
28,000 7.875%,  6/15/2054
c
28,765
54,000 4.950%,  4/15/2025 53,565
55,000 5.000%,  12/15/2026
c,j
52,107
Enel Finance International NV
93,000 1.375%,  7/12/2026
a
85,073
Entergy Corporation
34,000 0.900%,  9/15/2025 31,870
45,000 1.900%,  6/15/2028 39,711
Evergy, Inc.
34,000 2.450%,  9/15/2024 33,470
Evergy, Inc., Convertible
170,000 4.500%,  12/15/2027
a
172,805
Principal
Amount Long-Term Fixed Income (47.6%) Value
Utilities (1.6%) - continued
Eversource Energy
$ 90,000 4.600%,  7/1/2027 $ 88,458
Exelon Corporation
157,000 5.600%,  3/15/2053 156,707
45,000 4.050%,  4/15/2030 42,439
Fells Point Funding Trust
100,000 3.046%,  1/31/2027
a
93,822
FirstEnergy Corporation,
Convertible
295,000 4.000%,  5/1/2026
a
293,230
Georgia Power Company
25,000 4.950%,  5/17/2033 24,649
ITC Holdings Corporation
43,000 4.950%,  9/22/2027
a
42,692
Jersey Central Power & Light
Company
80,000 2.750%,  3/1/2032
a
66,473
MidAmerican Energy Company
161,000 5.300%,  2/1/2055 159,261
National Rural Utilities Cooperative
Finance Corporation
40,000 4.850%,  2/7/2029 39,965
NextEra Energy Capital Holdings,
Inc.
31,000 3.800%,  3/15/2082
c
28,124
40,000 6.051%,  3/1/2025 40,152
60,000 5.749%,  9/1/2025 60,257
45,000 2.250%,  6/1/2030 38,316
NextEra Energy Operating
Partners, LP
103,000 3.875%,  10/15/2026
a
96,059
NextEra Energy Partners, LP,
Convertible
52,000 Zero Coupon,  6/15/2024
a
51,220
208,000 Zero Coupon,  11/15/2025
a,g
184,600
NiSource, Inc.
45,000 2.950%,  9/1/2029 40,641
Northern States Power Company/
MN
40,000 5.400%,  3/15/2054 40,281
NRG Energy, Inc.
34,000 2.000%,  12/2/2025
a
31,910
46,000 10.250%,  3/15/2028
a,c,j
49,345
24,000 3.375%,  2/15/2029
a
21,322
35,000 5.250%,  6/15/2029
a
33,460
NRG Energy, Inc., Convertible
194,000 2.750%,  6/1/2048 320,973
Pacific Gas and Electric Company
40,000 6.750%,  1/15/2053 43,571
78,000 5.550%,  5/15/2029 78,681
82,000 6.950%,  3/15/2034 89,771
PG&E Corporation
65,000 5.000%,  7/1/2028 62,599
PG&E Corporation, Convertible
230,000 4.250%,  12/1/2027
a
231,035
PPL Capital Funding, Inc.,
Convertible
170,000 2.875%,  3/15/2028 162,690
Public Service Enterprise Group,
Inc.
40,000 5.875%,  10/15/2028 41,185
45,000 1.600%,  8/15/2030 36,329

Balanced Income Plus Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (47.6%) Value
Utilities (1.6%) - continued
San Diego Gas & Electric
Company
$ 40,000 5.550%,  4/15/2054 $ 40,575
Sempra
84,000 4.875%,  10/15/2025
c,j
82,189
Southern California Edison
Company
21,000 5.950%,  11/1/2032 22,022
Southern Company
44,000 4.475%,  8/1/2024 43,781
53,000 5.700%,  10/15/2032 54,635
35,000 4.000%,  1/15/2051
c
33,648
109,000 3.750%,  9/15/2051
c
101,893
Southern Company, Convertible
265,000 3.875%,  12/15/2025 263,675
Talen Energy Supply, LLC
55,000 8.625%,  6/1/2030
a
58,814
TerraForm Power Operating, LLC
104,000 5.000%,  1/31/2028
a
99,051
Virginia Electric and Power
Company
55,000 5.350%,  1/15/2054 53,912
Vistra Operations Company, LLC
88,000 5.125%,  5/13/2025
a
87,222
171,000 5.000%,  7/31/2027
a
165,584
Xcel Energy, Inc.
45,000 4.000%,  6/15/2028 42,891
64,000 4.600%,  6/1/2032 60,183
Total 6,524,998
Total Long-Term Fixed Income
(cost $204,353,418) 198,355,214
Shares Common Stock ( 33 .3% ) Value
Communications Services (2.2%)
4,820 Alphabet, Inc., Class A
l
727,483
18,675 Alphabet, Inc., Class C
l
2,843,456
14,552 Comcast Corporation 630,829
2,178 Electronic Arts, Inc. 288,955
625 Emerald Holding, Inc.
l
4,256
6,195 Meta Platforms, Inc. 3,008,168
298 Netflix, Inc.
l
180,984
8,946 QuinStreet, Inc.
l
157,986
1,144 Tripadvisor, Inc.
l
31,792
21,112 Verizon Communications, Inc. 885,860
21,491 Warner Brothers Discovery, Inc.
l
187,616
316 Windstream Services, LLC
l
3,002
2,140 Ziff Davis, Inc.
l
134,906
Total 9,085,293
Consumer Discretionary (3.6%)
21,079 Amazon.com, Inc.
l
3,802,230
3,758 Aptiv plc
l
299,325
807 Bloomin' Brands, Inc. 23,145
166 Booking Holdings, Inc. 602,228
1,245 Boot Barn Holdings, Inc.
l
118,462
2,233 Brunswick Corporation 215,529
106 Chipotle Mexican Grill, Inc.
l
308,118
4,471 Columbia Sportswear Company 362,956
11,375 Cooper-Standard Holdings, Inc.
l
188,370
2,318 Crocs, Inc.
l
333,328
1,565 D.R. Horton, Inc. 257,521
5,778 eBay, Inc. 304,963
2,190 Expedia Group, Inc.
l
301,672
Shares Common Stock (33.3%) Value
Consumer Discretionary (3.6%) - continued
453 Ford Motor Company $ 6,016
2,065 Garmin, Ltd. 307,416
1,055 Grand Canyon Education, Inc.
l
143,701
2,703 Hilton Worldwide Holdings, Inc. 576,577
2,210 Home Depot, Inc. 847,756
2,092 Lowe's Companies, Inc. 532,895
461 Lululemon Athletica, Inc.
l
180,090
1,835 McDonald's Corporation 517,378
684 Meritage Homes Corporation 120,015
12,211 Mobileye Global, Inc.
l
392,584
95 NVR, Inc.
l
769,496
409 O'Reilly Automotive, Inc.
l
461,712
83 Ross Stores, Inc. 12,181
1,600 Savers Value Village, Inc.
l
30,848
5,409 SharkNinja, Inc. 336,927
6,607 Skyline Champion Corporation
l
561,661
4,556 Sony Group Corporation ADR
g
390,631
3,164 Starbucks Corporation 289,158
9,738 Stoneridge, Inc.
l
179,569
5,794 Tesla, Inc.
l
1,018,527
1,345 Texas Roadhouse, Inc. 207,762
23,209 ThredUp, Inc.
l
46,418
2,295 Yum China Holding, Inc. 91,318
Total 15,138,483
Consumer Staples (1.8%)
6,997 Altria Group, Inc. 305,209
10,015 BJ's Wholesale Club Holdings,
Inc.
l
757,635
685 Casey's General Stores, Inc. 218,138
10,976 Coca-Cola Company 671,512
135 Costco Wholesale Corporation 98,905
27,219 Coty, Inc.
l
325,539
2,830 John B. Sanfilippo & Son, Inc. 299,754
16,980 Kenvue, Inc. 364,391
4,241 Lamb Weston Holdings, Inc. 451,794
1,459 Lancaster Colony Corporation 302,932
7,512 Philip Morris International, Inc. 688,250
7,067 Pilgrim's Pride Corporation
l
242,539
1,925 Procter & Gamble Company 312,331
6,705 Sysco Corporation 544,312
5,796 Turning Point Brands, Inc. 169,823
6,036 Tyson Foods, Inc. 354,494
21,658 Walmart, Inc. 1,303,162
Total 7,410,720
Energy (1.7%)
218 Baker Hughes Company 7,303
7,218 Chesapeake Energy Corporation 641,175
377 Chevron Corporation 59,468
5,491 ConocoPhillips 698,894
14,865 Devon Energy Corporation 745,926
17,806 Enterprise Products Partners, LP 519,579
3,272 EOG Resources, Inc. 418,292
8,485 Exxon Mobil Corporation 986,296
15,090 Halliburton Company 594,848
1,907 Marathon Petroleum Corporation 384,261
2,573 Matador Resources Company 171,799
23,185 NOV, Inc. 452,571
589 Permian Resources Corporation 10,402
2,703 Pioneer Natural Resources
Company 709,538
2,189 Schlumberger NV 119,979
3,520 Shell plc ADR 235,981
5,855 TechnipFMC plc 147,019

Balanced Income Plus Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (33.3%) Value
Energy (1.7%) - continued
7,040 Williams Companies, Inc. $ 274,349
Total 7,177,680
Financials (5.3%)
1,545 Allstate Corporation 267,300
19,418 Ally Financial, Inc. 788,177
1,457 American Express Company 331,744
7,377 American International Group, Inc. 576,660
1,506 Ameriprise Financial, Inc. 660,291
4,756 Arch Capital Group, Ltd.
l
439,645
22,840 Bank of America Corporation 866,093
107 Bank of Marin Bancorp 1,794
4,964 Bank of N.T. Butterfield & Son, Ltd. 158,798
8,930 Bank of New York Mellon
Corporation 514,547
258 Banner Corporation 12,384
1,455 Berkshire Hathaway, Inc.
l
611,857
531 Berkshire Hills Bancorp, Inc. 12,170
251 BlackRock, Inc. 209,259
65 Block, Inc.
l
5,498
11,611 Bridgewater Bancshares, Inc.
l
135,152
509 Brookline Bancorp, Inc. 5,070
1,698 Brown & Brown, Inc. 148,643
2,331 Capital One Financial Corporation 347,063
5,205 Carlyle Group, Inc. 244,167
615 Cboe Global Markets, Inc. 112,994
1,581 Central Pacific Financial
Corporation 31,225
8,455 Charles Schwab Corporation 611,635
3,097 Chubb, Ltd. 802,526
879 Citigroup, Inc. 55,588
1,951 Columbia Banking System, Inc. 37,752
5,688 Comerica, Inc. 312,783
656 Community Trust Bancorp, Inc. 27,978
31 Customers Bancorp, Inc.
l
1,645
2,899 Discover Financial Services 380,030
1,172 Ellington Residential Mortgage
REIT 8,098
547 Enterprise Financial Services
Corporation 22,186
15,188 F.N.B. Corporation 214,151
672 FactSet Research Systems, Inc. 305,350
212 Financial Institutions, Inc. 3,990
502 First Bancshares, Inc. 13,027
148 First Mid-Illinois Bancshares, Inc. 4,837
1,025 Fiserv, Inc.
l
163,815
4,566 Glacier Bancorp, Inc. 183,918
150 Global Payments, Inc. 20,049
516 Great Southern Bancorp, Inc. 28,287
794 Hancock Whitney Corporation 36,556
2,343 Hanmi Financial Corporation 37,301
5,844 Heartland Financial USA, Inc. 205,417
506 Heritage Financial Corporation 9,811
547 Hometrust Bancshares, Inc. 14,955
694 Hope Bancorp, Inc. 7,988
2,638 Houlihan Lokey, Inc. 338,165
333 Independent Bank Corporation 17,323
301 Independent Bank Corporation/MI 7,630
7,944 Intercontinental Exchange, Inc. 1,091,744
8,365 J.P. Morgan Chase & Company 1,675,509
8,678 KeyCorp 137,199
1,999 Kinsale Capital Group, Inc. 1,048,955
1,837 Marsh & McLennan Companies,
Inc. 378,385
901 Mastercard, Inc. 433,895
Shares Common Stock (33.3%) Value
Financials (5.3%) - continued
5,528 MetLife, Inc. $ 409,680
2,081 MGIC Investment Corporation 46,531
1,106 MidWestOne Financial Group, Inc. 25,925
297 Moody's Corporation 116,730
2,822 Morgan Stanley 265,719
769 MSCI, Inc. 430,986
6,499 Nasdaq, Inc. 410,087
325 National Bank Holdings
Corporation 11,723
3,263 Northern Trust Corporation 290,146
2,742 NU Holdings, Ltd./Cayman Islands
l
32,712
1,344 OceanFirst Financial Corporation 22,055
356 OFG Bancorp 13,104
5,007 PayPal Holdings, Inc.
l
335,419
75 PNC Financial Services Group,
Inc. 12,120
2,755 Prosperity Bancshares, Inc. 181,224
7,548 Radian Group, Inc. 252,632
5,534 Raymond James Financial, Inc. 710,676
2,550 RLI Corporation 378,598
2,776 SEI Investments Company 199,594
2,655 Tradeweb Markets, Inc. 276,571
2,997 Triumph Financial, Inc.
l
237,722
93 Truist Financial Corporation 3,625
127 TrustCo Bank Corporation NY 3,576
368 U.S. Bancorp 16,450
666 Visa, Inc. 185,867
1,129 Voya Financial, Inc. 83,456
19,827 Wells Fargo & Company 1,149,173
180 Westamerica Bancorporation 8,798
7,351 Western Alliance Bancorp 471,861
6,622 Zions Bancorp NA 287,395
Total 21,989,164
Health Care (3.8%)
4,072 Abbott Laboratories 462,824
1,467 AbbVie, Inc. 267,141
3,734 Agilent Technologies, Inc. 543,334
1,427 Align Technology, Inc.
l
467,942
1,939 Amgen, Inc. 551,297
6,684 AstraZeneca plc ADR 452,841
13,108 Avantor, Inc.
l
335,172
872 Biogen, Inc.
l
188,029
4,963 Centene Corporation
l
389,496
1,387 Charles River Laboratories
International, Inc.
l
375,808
1,282 Cigna Group 465,610
2,623 Danaher Corporation 655,016
3,156 Edwards Lifesciences Corporation
l
301,587
1,465 Elevance Health, Inc. 759,661
949 Eli Lilly & Company 738,284
5,481 Enovis Corporation
l
342,288
3,819 Gilead Sciences, Inc. 279,742
6,068 Halozyme Therapeutics, Inc.
l
246,846
1,127 Intuitive Surgical, Inc.
l
449,774
5,278 Johnson & Johnson 834,927
2,974 Laboratory Corporation of America
Holdings 649,700
2,757 Masimo Corporation
l
404,865
6,349 Medtronic plc 553,315
7,079 Merck & Company, Inc. 934,074
762 Molina Healthcare, Inc.
l
313,052
4,006 Novo Nordisk AS ADR 514,370
14,383 Option Care Health, Inc.
l
482,406
4,330 Progyny, Inc.
l
165,190

Balanced Income Plus Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (33.3%) Value
Health Care (3.8%) - continued
487 QuidelOrtho Corporation
l
$ 23,347
1,461 Sarepta Therapeutics, Inc.
l
189,141
305 Stryker Corporation 109,150
1,179 Thermo Fisher Scientific, Inc. 685,247
440 UnitedHealth Group, Inc. 217,668
602 Varex Imaging Corporation
l
10,896
893 Vertex Pharmaceuticals, Inc.
l
373,283
14,517 Viemed Healthcare, Inc.
l
136,895
4,518 Zimmer Biomet Holdings, Inc. 596,286
2,047 Zoetis, Inc. 346,373
Total 15,812,877
Industrials (4.5%)
3,194 Advanced Drainage Systems, Inc. 550,134
187 AECOM 18,341
8,132 Air Lease Corporation 418,310
1,744 AMETEK, Inc. 318,978
358 Armstrong World Industries, Inc. 44,471
1,859 ASGN, Inc.
l
194,749
1,447 Automatic Data Processing, Inc. 361,374
707 Axon Enterprise, Inc.
l
221,206
12,555 Badger Infrastructure Solutions,
Ltd. 465,292
800 Carlisle Companies, Inc. 313,480
1,620 Caterpillar, Inc. 593,617
29 Chart Industries, Inc.
l
4,777
1,688 Cimpress plc
l
149,405
30,113 CNH Industrial NV 390,264
25,929 CSX Corporation 961,188
737 Curtiss-Wright Corporation 188,628
8,752 Delta Air Lines, Inc. 418,958
6,065 ExlService Holdings, Inc.
l
192,867
1,994 Expeditors International of
Washington, Inc. 242,411
14,251 Fastenal Company 1,099,322
1,609 Ferguson plc 351,454
8,321 Flowserve Corporation 380,103
5,993 Fluor Corporation
l
253,384
2,071 General Dynamics Corporation 585,037
87 Gorman-Rupp Company 3,441
590 Graco, Inc. 55,141
4,496 Greenbrier Companies, Inc. 234,242
4,782 Helios Technologies, Inc. 213,708
2,419 Honeywell International, Inc. 496,500
12,292 Howmet Aerospace, Inc. 841,141
3,149 Ingersoll Rand, Inc. 298,997
17,322 Janus International Group, Inc.
l
262,082
1,868 JB Hunt Transport Services, Inc. 372,199
1,969 L3Harris Technologies, Inc. 419,594
1,179 Lincoln Electric Holdings, Inc. 301,164
2,245 ManpowerGroup, Inc. 174,302
14,017 Masterbrand, Inc.
l
262,679
3,296 Maximus, Inc. 276,534
4,589 Miller Industries, Inc. 229,909
1,307 Moog, Inc. 208,662
670 Northrop Grumman Corporation 320,702
1,504 Old Dominion Freight Line, Inc. 329,842
1,396 Owens Corning, Inc. 232,853
204 Parker-Hannifin Corporation 113,381
1,282 Pentair plc 109,534
1,631 Quanta Services, Inc. 423,734
663 Rockwell Automation, Inc. 193,152
8,943 Schneider National, Inc. 202,469
549 Simpson Manufacturing Company,
Inc. 112,644
Shares Common Stock (33.3%) Value
Industrials (4.5%) - continued
2,825 Tennant Company $ 343,548
6,893 Timken Company 602,655
1,317 Trane Technologies plc 395,363
7,402 Uber Technologies, Inc.
l
569,880
5,209 United Parcel Service, Inc. 774,214
841 United Rentals, Inc. 606,453
Total 18,698,469
Information Technology (7.3%)
280 Accenture plc 97,051
1,565 Adobe, Inc.
l
789,699
4,349 Advanced Micro Devices, Inc.
l
784,951
1,831 Amphenol Corporation 211,206
21,217 Apple, Inc. 3,638,291
3,070 Applied Materials, Inc. 633,126
202 Arista Networks, Inc.
l
58,576
1,097 Autodesk, Inc.
l
285,681
301 Broadcom, Inc. 398,948
1,610 CDW Corporation 411,806
8,006 Ciena Corporation
l
395,897
17,963 Cisco Systems, Inc. 896,533
5,411 Cohu, Inc.
l
180,349
2,009 Crane NXT Company 124,357
13,849 Dropbox, Inc.
l
336,531
1,732 Enphase Energy, Inc.
l
209,537
1,219 Fabrinet
l
230,415
1,222 FormFactor, Inc.
l
55,760
4,647 Fortinet, Inc.
l
317,437
11,953 Gilat Satellite Networks, Ltd.
l
64,905
2,529 Guidewire Software, Inc.
l
295,160
638 Insight Enterprises, Inc.
l
118,362
1,393 International Business Machines
Corporation 266,007
4,380 JFrog, Ltd.
l
193,684
386 KLA Corporation 269,648
12,822 Knowles Corporation
l
206,434
146 Lam Research Corporation 141,849
740 Littelfuse, Inc. 179,339
13,184 Microsoft Corporation 5,546,773
121 Motorola Solutions, Inc. 42,953
526 NetApp, Inc. 55,214
1,857 NICE, Ltd. ADR
l
483,971
4,704 NVIDIA Corporation 4,250,346
2,660 ON Semiconductor Corporation
l
195,643
837 Onto Innovation, Inc.
l
151,564
2,832 Plexus Corporation
l
268,530
11,504 QUALCOMM, Inc. 1,947,627
261 RingCentral, Inc.
l
9,067
2,907 Salesforce, Inc. 875,530
11,438 Samsung Electronics Company,
Ltd. 687,395
1,213 ServiceNow, Inc.
l
924,791
3,560 Shopify, Inc.
l
274,725
1,172 Silicon Laboratories, Inc.
l
168,440
1,387 Sprout Social, Inc.
l
82,818
1,609 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 218,904
1,283 TE Connectivity, Ltd. 186,343
8,519 Trimble, Inc.
l
548,283
29,869 TTM Technologies, Inc.
l
467,450
647 Tyler Technologies, Inc.
l
274,982
538 Universal Display Corporation 90,626
6,930 Varonis Systems, Inc.
l
326,888
1,163 VeriSign, Inc.
l
220,400

Balanced Income Plus Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (33.3%) Value
Information Technology (7.3%) - continued
1,453 Workiva, Inc.
l
$ 123,214
Total 30,214,016
Materials (1.2%)
1,664 Albemarle Corporation 219,215
4,410 Alcoa Corporation 149,014
120 Allegheny Technologies, Inc.
l
6,140
7,896 Ball Corporation 531,874
1,850 Carpenter Technology Corporation 132,127
5,178 CF Industries Holdings, Inc. 430,861
4,177 Corteva, Inc. 240,888
113 Eagle Materials, Inc. 30,708
3,439 Eastman Chemical Company 344,657
1,208 Greif, Inc. 83,412
4,574 Ingevity Corporation
l
218,180
15,774 Ivanhoe Mines, Ltd.
l
188,186
1,452 Linde plc 674,193
3,594 Nucor Corporation 711,253
4,525 Steel Dynamics, Inc. 670,741
15,693 Tronox Holdings plc 272,273
983 United States Lime & Minerals, Inc. 293,072
Total 5,196,794
Real Estate (1.0%)
3,526 Agree Realty Corporation 201,405
2,579 Alexandria Real Estate Equities,
Inc. 332,459
1,771 AvalonBay Communities, Inc. 328,627
2,275 CBRE Group, Inc.
l
221,221
3,294 Crown Castle, Inc. 348,604
26,970 Cushman and Wakefield plc
l
282,106
501 EastGroup Properties, Inc. 90,065
7,075 Essential Properties Realty Trust,
Inc. 188,619
1,175 Extra Space Storage, Inc. 172,725
18,339 Healthcare Realty Trust, Inc. 259,497
13,382 Independence Realty Trust, Inc. 215,852
2,731 Invitation Homes, Inc. 97,251
522 Kite Realty Group Trust 11,317
8,887 National Storage Affiliates Trust 348,015
444 NNN REIT, Inc. 18,976
2,571 Phillips Edison and Company, Inc. 92,222
3,152 SBA Communications Corporation 683,038
700 STAG Industrial, Inc. 26,908
2,782 Terreno Realty Corporation 184,725
Total 4,103,632
Utilities (0.9%)
1,810 ALLETE, Inc. 107,948
5,991 Alliant Energy Corporation 301,946
573 American Water Works Company,
Inc. 70,026
10,411 CenterPoint Energy, Inc. 296,609
2,788 Constellation Energy Corporation 515,362
4,366 Duke Energy Corporation 422,236
3,471 Entergy Corporation 366,815
6,887 Evergy, Inc. 367,628
11,410 NiSource, Inc. 315,601
1,497 Northwestern Energy Group, Inc. 76,242
3,098 Portland General Electric
Company 130,116
5,313 Public Service Enterprise Group,
Inc. 354,802
2,058 Spire, Inc. 126,300
2,677 UGI Corporation 65,694
Shares Common Stock (33.3%) Value
Utilities (0.9%) - continued
6,086 Xcel Energy, Inc. $ 327,123
Total 3,844,448
Total Common Stock
(cost $92,453,169) 138,671,576
Shares
Registered Investment
Companies ( 13 .6% ) Value
U.S. Affiliated  (12.6%)
2,548,113 Thrivent Core Emerging Markets
Debt Fund 20,537,792
2,991,022 Thrivent Core International Equity
Fund 31,824,478
Total 52,362,270
U.S. Unaffiliated  (1.0%)
24,445 Aberdeen Asia-Pacific Income
Fund, Inc. 68,446
7,777 AllianceBernstein Global High
Income Fund, Inc. 82,592
11,808 Allspring Income Opportunities
Fund 78,405
2,280 BlackRock Core Bond Trust 24,624
7,616 BlackRock Corporate High Yield
Fund, Inc. 74,561
8,106 BlackRock Credit Allocation
Income Trust 86,653
890 BlackRock Debt Strategies Fund,
Inc. 9,843
1,000 BlackRock Enhanced Equity
Dividend Trust 8,250
8,386 BlackRock Enhanced Global
Dividend Trust 87,718
3,900 BlackRock Enhanced International
Dividend Trust 21,567
265 BlackRock Floating Rate Income
Strategies Fund, Inc. 3,424
1,749 BlackRock Income Trust, Inc. 20,813
2,620 BlackRock Multi-Sector Income
Trust 41,606
6,571 Blackstone Strategic Credit 2027
Term Fund 78,195
8,342 Eaton Vance Limited Duration
Income Fund 81,334
2,014 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 16,434
5,949 First Trust High Income Long/Short
Fund 70,972
1,696 Invesco Dynamic Credit
Opportunities Fund
e
17,863
2,114 iShares Biotechnology ETF 290,083
2,828 iShares iBoxx $ Investment Grade
Corporate Bond ETF 308,026
3,373 iShares Preferred and Income
Securities ETF 108,712
16,750 Nuveen Credit Strategies Income
Fund 93,297
4,249 Nuveen Preferred Income
Opportunities Fund 30,550
7,599 PGIM Global High Yield Fund, Inc. 90,884
7,795 PGIM High Yield Bond Fund, Inc. 101,257
1,815 Pimco Dynamic Income Fund
g
35,011
7,940 SPDR Bloomberg High Yield Bond
ETF
g
755,888
4,032 SPDR S&P Biotech ETF
g
382,596

Balanced Income Plus Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies (13.6%) Value
U.S. Unaffiliated  (1.0%)- continued
499 Tri-Continental Corporation $ 15,369
9,206 Vanguard Intermediate-Term
Corporate Bond ETF 741,175
3,800 Vanguard Short-Term Corporate
Bond ETF 293,778
2,900 Virtus Convertible & Income Fund 9,686
4,590 Virtus Dividend, Interest &
Premium Strategy Fund
g
58,660
625 Virtus Equity & Convertible Income
Fund 13,994
11,869 Voya Global Equity Dividend &
Premium Opportunity Fund 62,906
18,541 Western Asset High Income
Opportunity Fund, Inc. 72,310
Total 4,337,482
Total Registered Investment
Companies (cost $56,502,835) 56,699,752
Shares
Collateral Held for Securities
Loaned ( 1 .7% ) Value
6,870,615 Thrivent Cash Management Trust 6,870,615
Total Collateral Held for
Securities Loaned
(cost $6,870,615) 6,870,615
Shares Preferred Stock ( 0 .7% ) Value
Communications Services (0.1%)
7,800 AT&T, Inc., 4.750%
j
156,858
3,500 Telephone and Data Systems, Inc.,
6.000%
j
55,965
Total 212,823
Energy (<0.1%)
1,600 Energy Transfer, LP, 7.600%
c,j
40,480
1,536 Nustar Logistics, LP, 12.310%
c
38,585
351 UGI Corporation, Convertible,
7.250%
g
20,407
Total 99,472
Financials (0.5%)
2,750 Aegon Funding Corporation II,
5.100% 59,592
2,700 Allstate Corporation, 5.100%
j
60,588
4,567 Apollo Global Management, Inc.,
Convertible, 6.750% 291,146
5,075 Bank of America Corporation,
4.250%
j
100,485
269 Bank of America Corporation,
Convertible, 7.250%
j
321,116
5,525 Capital One Financial Corporation,
5.000%
j
113,041
2,875 Equitable Holdings, Inc., 5.250%
j
65,636
4,400 J.P. Morgan Chase & Company,
4.200%
j
88,704
3,350 J.P. Morgan Chase & Company,
4.750%
j
75,241
3,500 KeyCorp, 6.200%
c,g,j
80,185
2,850 Morgan Stanley, 4.250%
j
57,399
2,630 Morgan Stanley, 5.850%
c,j
65,724
3,100 Morgan Stanley, 7.125%
c,j
78,275
2,850 Public Storage, 4.125%
j
55,262
1,300 Public Storage, 4.625%
j
27,807
325 Public Storage, 4.700%
j
6,984
Shares Preferred Stock (0.7%) Value
Financials (0.5%) - continued
825 Regions Financial Corporation,
5.700%
c,j
$ 19,470
775 Synovus Financial Corporation,
5.875%
c,j
19,096
2,850 U.S. Bancorp, 4.000%
j
53,723
5,000 Wells Fargo & Company, 4.250%
j
97,450
2,400 Wells Fargo & Company, 4.750%
j
52,080
322 Wells Fargo & Company,
Convertible, 7.500%
j
392,631
Total 2,181,635
Utilities (0.1%)
3,900 CMS Energy Corporation, 4.200%
j
79,326
5,277 NextEra Energy, Inc., Convertible,
6.926%
g
205,433
3,425 Southern Company, 4.950% 78,741
Total 363,500
Total Preferred Stock
(cost $3,110,024) 2,857,430
Shares or
Principal
Amount Short-Term Investments ( 7 .0% ) Value
Federal Home Loan Bank Discount
Notes
400,000 5.230%, 4/3/2024
m,n
399,655
900,000 5.205%, 4/12/2024
m,n
898,057
1,300,000 5.210%, 5/21/2024
m,n
1,289,821
100,000 5.235%, 5/22/2024
m,n
99,203
Thrivent Core Short-Term Reserve
Fund
2,651,412 5.590% 26,514,118
U.S. Treasury Bills
100,000 5.232%, 5/16/2024
m,o
99,346
Total Short-Term Investments
(cost $29,292,372) 29,300,200
Total Investments (cost
$392,582,433) 103.9% $ 432,754,787
Other Assets and Liabilities, Net
(3.9%) (16,313,163)
Total Net Assets 100.0% $ 416,441,624
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of March 28, 2024, the value of these investments was $62,859,819 or 15.1% of
total net assets.
b Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
March 28, 2024.
c Denotes variable rate securities. The rate shown is as of
March 28, 2024. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
d All or a portion of the security is insured or guaranteed.

Balanced Income Plus Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

x
e Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
f Denotes investments purchased on a when-issued or
delayed-delivery basis.
g All or a portion of the security is on loan.
h Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
i Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of March 28, 2024.
j Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
k Defaulted security.  Interest is not being accrued.
l Non-income producing security.
m The interest rate shown reflects the yield.
n All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
o All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in Balanced
Income Plus Portfolio as of March 28, 2024 was $2,420 or
0.00% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in
the schedule as of March 28, 2024.
Security
Acquisition
Date Cost
Credit Suisse Group AG,
12/29/2049 1/31/2014 $ 23,139
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Balanced Income Plus
Portfolio as of March 28, 2024:
Securities Lending Transactions
Long-Term Fixed Income $ 4,858,161
Common Stock 1,801,230
Total lending $6,659,391
Gross amount payable upon return of
collateral for securities loaned $6,870,615
Net amounts due to counterparty $211,224
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year

Balanced Income Plus Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 28, 2024, in valuing Balanced Income Plus Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 15,858,931 – 15,508,931 350,000
Basic Materials 2,709,169 – 2,709,169 –
Capital Goods 5,579,030 – 5,579,030 –
Collateralized Mortgage Obligations 18,325,270 – 18,325,270 –
Commercial Mortgage-Backed Securities 1,712,174 – 1,712,174 –
Communications Services 6,489,913 – 6,489,913 –
Consumer Cyclical 9,244,806 – 9,244,806 –
Consumer Non-Cyclical 8,006,748 – 8,006,748 –
Energy 6,838,318 – 6,838,318 –
Financials 23,628,853 – 23,628,853 –
Foreign Government 69,751 – 69,751 –
Mortgage-Backed Securities 62,085,688 – 62,085,688 –
Technology 7,091,307 – 7,091,307 –
Transportation 1,677,647 – 1,677,647 –
U.S. Government & Agencies 22,512,611 – 22,512,611 –
Utilities 6,524,998 – 6,524,998 –
Common Stock
Communications Services 9,085,293 9,082,291 3,002 –
Consumer Discretionary 15,138,483 15,138,483 – –
Consumer Staples 7,410,720 7,410,720 – –
Energy 7,177,680 7,177,680 – –
Financials 21,989,164 21,989,164 – –
Health Care 15,812,877 15,812,877 – –
Industrials 18,698,469 18,233,177 465,292 –
Information Technology 30,214,016 29,526,621 687,395 –
Materials 5,196,794 5,008,608 188,186 –
Real Estate 4,103,632 4,103,632 – –
Utilities 3,844,448 3,844,448 – –
Registered Investment Companies
U.S. Unaffiliated 4,337,482 4,319,619 – 17,863
Preferred Stock
Communications Services 212,823 – 212,823 –
Energy 99,472 79,065 20,407 –
Financials 2,181,635 1,438,818 742,817 –
Utilities 363,500 363,500 – –
Short-Term Investments 2,786,082 – 2,786,082 –
Subtotal Investments in Securities $ 347,007,784 $ 143,528,703 $ 203,111,218 $ 367,863
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 52,362,270
Affiliated Short-Term Investments 26,514,118
Collateral Held for Securities Loaned 6,870,615
Subtotal Other Investments $ 85,747,003
Total Investments at Value $ 432,754,787
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of March 28, 2024, in valuing Balanced Income Plus Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 387,472 387,472 – –
Total Asset Derivatives $ 387,472 $ 387,472 $ – $ –
Liability Derivatives
Futures Contracts 636,451 636,451 – –
Credit Default Swaps 2,613 – 2,613 –
Total Liability Derivatives $ 639,064 $ 636,451 $ 2,613 $ –

Balanced Income Plus Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table presents Balanced Income Plus Portfolio's futures contracts held as of March 28, 2024. Investments and/or cash totaling
$2,733,936 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 27 June 2024 $ 2,981,466 $ 10,050
CBOT 2-Yr. U.S. Treasury Note 92 June 2024 18,844,355 (31,791)
CBOT 5-Yr. U.S. Treasury Note 38 June 2024 4,061,943 4,651
CBOT U.S. Long Bond 24 June 2024 2,858,082 32,418
CME E-mini S&P 500 Index 40 June 2024 10,447,654 169,346
CME Ultra Long Term U.S. Treasury Bond 73 June 2024 9,324,252 92,748
ICE mini MSCI EAFE Index 21 June 2024 2,480,427 (5,472)
ICE US mini MSCI Emerging Markets Index 80 June 2024 4,207,508 (11,508)
Ultra 10-Yr. U.S. Treasury Note 9 June 2024 1,026,798 4,686
Total Futures Long Contracts $ 56,232,485 $ 265,128
CME E-mini Russell 2000 Index (92) June 2024 ( $ 9,711,710 ) ( $ 159,430 )
CME E-mini S&P Mid-Cap 400 Index (41) June 2024 (12,294,535) (322,805)
CME Euro Foreign Exchange Currency (34) June 2024 (4,672,711) 73,573
Eurex Euro STOXX 50 Index (86) June 2024 (4,578,160) (105,445)
Total Futures Short Contracts ( $ 31,257,116 ) ( $ 514,107 )
Total Futures Contracts $ 24,975,369 ( $ 248,979 )
The following table presents Balanced Income Plus Portfolio's swaps contracts held as of March 28, 2024. Investments totaling $99,346 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 42, 5 Year, at 5.00%, Quarterly Buy 6/20/2029 $ 950,000 $ – ( $ 2,613 ) ( $ 2,613 )
Total Credit Default Swaps $ – ( $ 2,613 ) ( $ 2,613 )
1 As the buyer of protection, Balanced Income Plus Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Balanced Income Plus Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Balanced Income Plus Portfolio could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.

Balanced Income Plus Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Balanced Income Plus
Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
3/28/2024
Shares Held at
3/28/2024
% of Net
Assets
3/28/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $ 20,750 $ 305 $ 700 $ 20,538 2,548 4.9%
Core International Equity 30,269 – – 31,824 2,991 7.7
Total U.S. Affiliated Registered Investment
Companies 51,019 52,362 12.6
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.590% 33,139 32,630 39,255 26,514 2,651 6.3
Total Affiliated Short-Term Investments 33,139 26,514 6.3
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 6,134 26,093 25,356 6,871 6,871 1.7
Total Collateral Held for Securities Loaned 6,134 6,871 1.7
Total Value $ 90,292 $ 85,747
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 3/28/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($162) $345 $ – $ 305
Core International Equity – 1,555 – –
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.590% 0 (0) – 400
Total Income/Non Cash Income from Affiliated
Investments $ 705
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 11
Total Affiliated Income from Securities Loaned, Net $ 11
Total Value ($162) $1,900 $ –

Diversified Income Plus Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 70 .8% ) Value
Asset-Backed Securities (5.6%)
510 Asset Backed Trust
$ 600,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
a,b
$ 553,882
619,496
2.116%,  6/25/2061, Ser.
2021-NPL2, Class A1
a,b
601,252
550,000
4.090%,  6/25/2061, Ser.
2021-NPL2, Class A2
a,b
539,467
720 East CLO I, Ltd.
1,100,000
9.568%,  (TSFR3M +
4.250%), 1/20/2036, Ser.
2022-1A, Class C
a,c
1,110,831
Affirm Asset Securitization Trust
700,000
4.300%,  5/17/2027, Ser.
2022-A, Class 1A
a
695,513
650,000
6.610%,  1/18/2028, Ser.
2023-A, Class A
a
653,929
800,000
6.820%,  9/15/2028, Ser.
2023-B, Class A
a
811,921
281,703
7.110%,  11/15/2028, Ser.
2023-X1, Class A
a
283,036
1,000,000
5.610%,  2/15/2029, Ser.
2024-A, Class A
a
997,623
Anchorage Capital CLO 21, Ltd.
875,000
7.979%,  (TSFR3M +
2.662%), 10/20/2034, Ser.
2021-21A, Class C
a,c
873,132
Ares XL CLO, Ltd.
825,000
8.376%,  (TSFR3M +
3.062%), 1/15/2029, Ser.
2016-40A, Class CRR
a,c
823,618
Barings CLO, Ltd.
400,000
8.729%,  (TSFR3M +
3.412%), 1/20/2032, Ser.
2016-2A, Class DR2
a,c
400,088
Business Jet Securities, LLC
744,668
4.455%,  6/15/2037, Ser.
2022-1A, Class A
a
717,280
CarVal CLO, Ltd.
1,250,000
9.018%,  (TSFR3M +
3.700%), 4/21/2034, Ser.
2022-1A, Class D
a,c
1,250,310
Cascade Funding Mortgage Trust,
LLC
435,866
4.250%,  4/25/2033, Ser.
2023-HB12, Class A
a,c
426,180
Dryden 36 Senior Loan Fund
750,000
7.626%,  (TSFR3M +
2.312%), 4/15/2029, Ser.
2014-36A, Class CR3
a,c
749,957
FirstKey Homes Trust
900,000
1.968%,  10/19/2037, Ser.
2020-SFR2, Class D
a
839,552
Longfellow Place CLO, Ltd.
751,463
7.876%,  (TSFR3M +
2.562%), 4/15/2029, Ser.
2013-1A, Class CR3
a,c
751,364
Madison Park Funding XVIII, Ltd.
500,000
7.479%,  (TSFR3M +
2.162%), 10/21/2030, Ser.
2015-18A, Class CRR
a,c
499,815
MetroNet Infrastructure Issuer, LLC
1,000,000
6.230%,  4/20/2054, Ser.
2024-1A, Class A2
a
1,000,800
Principal
Amount Long-Term Fixed Income (70.8%) Value
Asset-Backed Securities (5.6%) - continued
Neuberger Berman CLO, Ltd.
$ 1,225,000
8.576%,  (TSFR3M +
3.262%), 10/15/2029, Ser.
2013-15A, Class DR2
a,c
$ 1,217,122
OZLM VIII, Ltd.
1,000,000
7.228%,  (TSFR3M +
1.912%), 10/17/2029, Ser.
2014-8A, Class A2R3
a,c
994,399
Pagaya AI Technology in Housing
Trust
1,100,000
4.250%,  8/25/2025, Ser.
2022-1, Class B
a
1,063,363
Preston Ridge Partners Mortgage
Trust, LLC
325,000
3.474%,  7/25/2026, Ser.
2021-6, Class A2
a,b
309,485
Pretium Mortgage Credit Partners,
LLC
1,250,000
5.438%,  1/25/2052, Ser.
2022-NPL1, Class A2
a,b
1,156,487
1,000,000
7.143%,  3/25/2054, Ser.
2024-RN1, Class A1
a,b,d
1,000,000
163,498
5.240%,  4/25/2052, Ser.
2022-NPL2, Class A1
a,b
160,850
950,000
3.844%,  6/27/2060, Ser.
2021-NPL2, Class A2
a,b
858,031
1,000,000
3.721%,  7/25/2051, Ser.
2021-NPL3, Class A2
a,b
915,177
Progress Residential Trust
1,500,000
3.600%,  4/17/2039, Ser.
2022-SFR3, Class B
a
1,418,025
RCO VII Mortgage, LLC
959,863
7.021%,  1/25/2029, Ser.
2024-1, Class A1
a,b
956,993
Renaissance Home Equity Loan
Trust
1,130,711
5.797%,  8/25/2036, Ser.
2006-2, Class AF3
b
436,125
Saxon Asset Securities Trust
399,056
3.243%,  8/25/2035, Ser.
2004-2, Class MF2
c
333,690
Sculptor CLO, Ltd.
625,000
7.979%,  (TSFR3M +
2.662%), 1/20/2035, Ser. 28A,
Class C
a,c
621,204
Silver Point CLO 2, Ltd.
1,200,000
8.018%,  (TSFR3M +
2.700%), 4/20/2035, Ser.
2023-2A, Class A2
a,c
1,205,969
Stanwich Mortgage Loan
Company, LLC
462,408
2.735%,  10/16/2026, Ser.
2021-NPB1, Class A1
a,b
448,068
Stratus Static CLO, Ltd.
850,000
7.218%,  (TSFR3M +
1.900%), 10/20/2031, Ser.
2022-3A, Class BR
a,c
849,944
Unlock HEA Trust
963,921
7.000%,  10/25/2038, Ser.
2023-1, Class A
a
945,595
VCAT Asset Securitization, LLC
254,046
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
a,b
253,552

Diversified Income Plus Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.8%) Value
Asset-Backed Securities (5.6%) - continued
Vericrest Opportunity Loan
Transferee
$ 961,509
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
a,b
$ 860,115
1,164,286
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
a,b
1,037,591
793,177
4.826%,  4/25/2051, Ser.
2021-NPL6, Class A2
a,b
688,617
225,928
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
a,b
201,192
1,250,000
4.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
a,b
1,073,884
275,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
a,b
232,877
Whitebox CLO III, Ltd.
725,000
7.776%,  (TSFR3M +
2.462%), 10/15/2034, Ser.
2021-3A, Class C
a,c
724,089
Whitebox CLO IV, Ltd.
800,000
7.918%,  (TSFR3M +
2.600%), 4/20/2036, Ser.
2023-4A, Class B
a,c
808,474
Wind River CLO, Ltd.
725,000
7.579%,  (TSFR3M +
2.262%), 7/20/2030, Ser.
2013-1A, Class BRR
a,c
724,988
Total 36,075,456
Basic Materials (1.2%)
Anglo American Capital plc
70,000 3.875%,  3/16/2029
a
65,487
ATI, Inc.
172,000 7.250%,  8/15/2030 177,783
ATI, Inc., Convertible
126,000 3.500%,  6/15/2025 417,627
Axalta Coating Systems Dutch
Holding B BV
150,000 7.250%,  2/15/2031
a
156,031
Baffinland Iron Mines Corporation/
Baffinland Iron Mines, LP
33,000 8.750%,  7/15/2026
a
30,435
Cascades, Inc./Cascades USA,
Inc.
210,000 5.125%,  1/15/2026
a
205,842
Chemours Company
343,000 5.750%,  11/15/2028
a
316,280
Cleveland-Cliffs, Inc.
183,000 5.875%,  6/1/2027 182,675
160,000 4.625%,  3/1/2029
a
149,152
Consolidated Energy Finance SA
466,000 5.625%,  10/15/2028
a
391,086
Ecolab, Inc.
119,000 2.125%,  2/1/2032 98,830
EIDP, Inc.
72,000 4.500%,  5/15/2026 71,171
First Quantum Minerals, Ltd.
394,000 6.875%,  10/15/2027
a
377,753
FMC Corporation
77,000 5.150%,  5/18/2026 76,511
Glencore Funding, LLC
88,000 5.893%,  4/4/2054
a,e
89,155
147,000 4.000%,  3/27/2027
a
142,103
168,000 6.125%,  10/6/2028
a
173,606
Principal
Amount Long-Term Fixed Income (70.8%) Value
Basic Materials (1.2%) - continued
Hecla Mining Company
$ 120,000 7.250%,  2/15/2028 $ 120,131
Hudbay Minerals, Inc.
280,000 4.500%,  4/1/2026
a
271,219
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
210,000 9.000%,  7/1/2028
a
207,165
Innophos Holdings, Inc.
78,000 9.375%,  2/15/2028
a
65,058
International Flavors & Fragrances,
Inc.
133,000 1.230%,  10/1/2025
a
124,488
Mercer International, Inc.
93,000 5.125%,  2/1/2029 81,744
Mineral Resources, Ltd.
48,000 9.250%,  10/1/2028
a
50,554
Mosaic Company
129,000 5.375%,  11/15/2028 130,550
Newmont Corporation/Newcrest
Finance, Pty. Ltd.
130,000 5.350%,  3/15/2034
a
130,829
Novelis Corporation
110,000 3.250%,  11/15/2026
a
102,496
160,000 4.750%,  1/30/2030
a
147,620
110,000 3.875%,  8/15/2031
a
94,491
Nutrien, Ltd.
188,000 4.000%,  12/15/2026 182,256
OCI NV
108,000 4.625%,  10/15/2025
a
105,494
Olin Corporation
341,000 5.125%,  9/15/2027 333,114
Peabody Energy Corporation,
Convertible
166,000 3.250%,  3/1/2028
f
234,143
SCIL IV, LLC/SCIL USA Holdings,
LLC
164,000 5.375%,  11/1/2026
a
159,167
Smurfit Kappa Treasury, ULC
136,000 5.777%,  4/3/2054
a,e
137,563
SNF Group SACA
286,000 3.375%,  3/15/2030
a
247,565
SunCoke Energy, Inc.
309,000 4.875%,  6/30/2029
a
279,769
Taseko Mines, Ltd.
286,000 7.000%,  2/15/2026
a,f
287,170
Tronox, Inc.
81,000 4.625%,  3/15/2029
a
72,652
Unifrax Escrow Issuer Corporation
261,000 5.250%,  9/30/2028
a
168,313
United States Steel Corporation
303,000 6.875%,  3/1/2029 305,907
United States Steel Corporation,
Convertible
150,000 5.000%,  11/1/2026 458,400
Westlake Corporation
98,000 3.600%,  8/15/2026 94,180
Total 7,713,565
Capital Goods (2.1%)
AAR Escrow Issuer, LLC
195,000 6.750%,  3/15/2029
a
196,500
Advanced Drainage Systems, Inc.
182,000 6.375%,  6/15/2030
a
182,942

Diversified Income Plus Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.8%) Value
Capital Goods (2.1%) - continued
Amcor Finance USA, Inc.
$ 88,000 5.625%,  5/26/2033 $ 90,367
ARD Finance SA
93,000 6.500%,  6/30/2027
a
31,122
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
168,000 5.250%,  8/15/2027
a,f
105,840
116,000 5.250%,  8/15/2027
a,f
73,080
Boeing Company
266,000 5.930%,  5/1/2060 249,384
255,000 4.875%,  5/1/2025 252,167
166,000 2.196%,  2/4/2026 155,409
147,000 3.250%,  3/1/2028 134,743
145,000 5.150%,  5/1/2030 140,288
Bombardier, Inc.
302,000 7.875%,  4/15/2027
a
302,211
122,000 6.000%,  2/15/2028
a
120,008
Brand Industrial Services, Inc.
184,000 10.375%,  8/1/2030
a
199,210
Builders FirstSource, Inc.
185,000 5.000%,  3/1/2030
a
176,524
Canpack SA/Canpack US, LLC
326,000 3.875%,  11/15/2029
a
288,494
Carrier Global Corporation
147,000 2.722%,  2/15/2030 129,994
Chart Industries, Inc.
289,000 7.500%,  1/1/2030
a
300,111
Chart Industries, Inc., Convertible
105,000 1.000%,  11/15/2024 294,724
Clydesdale Acquisition Holdings,
Inc.
39,000 6.625%,  4/15/2029
a
38,969
79,000 8.750%,  4/15/2030
a
77,621
Cornerstone Building Brands, Inc.
202,000 6.125%,  1/15/2029
a
180,053
Covanta Holding Corporation
180,000 4.875%,  12/1/2029
a
161,325
CP Atlas Buyer, Inc.
280,000 7.000%,  12/1/2028
a,f
262,782
Crown Cork & Seal Company, Inc.
244,000 7.375%,  12/15/2026 255,985
Fluor Corporation, Convertible
393,000 1.125%,  8/15/2029
a
441,929
GFL Environmental, Inc.
233,000 4.000%,  8/1/2028
a
214,751
219,000 3.500%,  9/1/2028
a
200,602
Greenbrier Companies, Inc.,
Convertible
228,000 2.875%,  4/15/2028 252,692
H&E Equipment Services, Inc.
448,000 3.875%,  12/15/2028
a
410,136
Herc Holdings, Inc.
205,000 5.500%,  7/15/2027
a
201,349
Honeywell International, Inc.
176,000 5.250%,  3/1/2054 177,587
Howmet Aerospace, Inc.
132,000 6.750%,  1/15/2028 137,956
Huntington Ingalls Industries, Inc.
147,000 4.200%,  5/1/2030 137,797
Ingersoll Rand, Inc.
43,000 5.700%,  8/14/2033 44,111
John Deere Capital Corporation
118,000 4.500%,  1/16/2029 116,832
Principal
Amount Long-Term Fixed Income (70.8%) Value
Capital Goods (2.1%) - continued
$ 82,000 4.700%,  6/10/2030 $ 81,548
91,000 3.900%,  6/7/2032 85,451
46,000 5.150%,  9/8/2033 46,980
L3Harris Technologies, Inc.
78,000 5.400%,  1/15/2027 78,557
Lockheed Martin Corporation
120,000 5.200%,  2/15/2064 118,655
Mauser Packaging Solutions
Holding Company
169,000 9.250%,  4/15/2027
a
167,654
Miter Brands Acquisition Holdco,
Inc./MIWD Borrower, LLC
48,000 6.750%,  4/1/2032
a
48,164
MIWD Holdco II, LLC
158,000 5.500%,  2/1/2030
a
145,408
Mueller Water Products, Inc.
161,000 4.000%,  6/15/2029
a
146,032
Nesco Holdings II, Inc.
295,000 5.500%,  4/15/2029
a
279,100
New Enterprise Stone and Lime
Company, Inc.
370,000 5.250%,  7/15/2028
a
354,457
Northrop Grumman Corporation
177,000 5.200%,  6/1/2054 172,381
42,000 4.700%,  3/15/2033 41,002
OI European Group BV
305,000 4.750%,  2/15/2030
a
280,812
Otis Worldwide Corporation
122,000 2.056%,  4/5/2025 117,962
Owens-Brockway Glass Container,
Inc.
140,000 6.625%,  5/13/2027
a
140,079
Pactiv Evergreen Group
225,000 4.375%,  10/15/2028
a
209,896
Parker-Hannifin Corporation
79,000 4.250%,  9/15/2027 77,467
Patrick Industries, Inc., Convertible
134,000 1.750%,  12/1/2028 172,990
PGT Innovations, Inc.
298,000 4.375%,  10/1/2029
a
302,597
Republic Services, Inc.
79,000 3.950%,  5/15/2028 76,392
90,000 5.000%,  12/15/2033 89,386
Roller Bearing Company of
America, Inc.
217,000 4.375%,  10/15/2029
a
198,689
Rolls-Royce plc
116,000 5.750%,  10/15/2027
a
116,317
RTX Corporation
133,000 5.750%,  1/15/2029 137,618
Sealed Air Corporation
241,000 6.125%,  2/1/2028
a
241,500
Smyrna Ready Mix Concrete, LLC
224,000 8.875%,  11/15/2031
a
239,432
Spirit AeroSystems, Inc.
242,000 9.750%,  11/15/2030
a
270,693
SRM Escrow Issuer, LLC
140,000 6.000%,  11/1/2028
a
136,830
Summit Materials, LLC/Summit
Materials Finance Corporation
64,000 7.250%,  1/15/2031
a
66,521
Textron, Inc.
147,000 3.650%,  3/15/2027 141,065

Diversified Income Plus Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.8%) Value
Capital Goods (2.1%) - continued
Titan Acquisition, Ltd./Titan Co-
Borrower, LLC
$ 125,000 7.750%,  4/15/2026
a
$ 124,851
TransDigm, Inc.
420,000 5.500%,  11/15/2027 411,076
272,000 7.125%,  12/1/2031
a
280,312
227,000 6.625%,  3/1/2032
a
229,336
Triumph Group, Inc.
222,000 9.000%,  3/15/2028
a
234,040
Trivium Packaging Finance
121,000 5.500%,  8/15/2026
a
119,303
103,000 8.500%,  8/15/2027
a
101,715
United Rentals North America, Inc.
240,000 4.000%,  7/15/2030 218,415
Veralto Corporation
82,000 5.350%,  9/18/2028
a
83,064
Waste Connections, Inc.
46,000 3.200%,  6/1/2032 40,552
Waste Management, Inc.
78,000 4.875%,  2/15/2029 78,730
Waste Pro USA, Inc.
140,000 5.500%,  2/15/2026
a
137,883
WESCO Distribution, Inc.
81,000 6.375%,  3/15/2029
a
81,833
57,000 6.625%,  3/15/2032
a
57,923
Total 13,716,263
Collateralized Mortgage Obligations (6.5%)
A&D Mortgage Trust
554,813
6.733%,  7/25/2068, Ser.
2023-NQM3, Class A1
a,b
555,922
Alternative Loan Trust
368,342
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 205,382
Angel Oak Mortgage Trust
990,790
5.985%,  1/25/2069, Ser.
2024-2, Class A1
a,b
987,303
Banc of America Alternative Loan
Trust
699,631
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 599,791
Banc of America Mortgage
Securities Trust
225,951
5.236%,  9/25/2035, Ser.
2005-H, Class 3A1
c
206,831
Bear Stearns Adjustable Rate
Mortgage Trust
22,566
7.670%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
c
20,927
CAFL Issuer, LLC
950,000
2.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
a,b
911,377
CHL Mortgage Pass-Through Trust
146,030
5.770%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
c
140,255
670,479
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 290,352
CHNGE Mortgage Trust
982,179
3.757%,  3/25/2067, Ser.
2022-2, Class A1
a,c
920,369
947,257
5.000%,  5/25/2067, Ser.
2022-3, Class A1
a,c
922,460
Principal
Amount Long-Term Fixed Income (70.8%) Value
Collateralized Mortgage Obligations (6.5%) -
continued
$ 991,253
6.525%,  6/25/2058, Ser.
2023-2, Class A1
a,b
$ 984,559
539,392
5.820%,  6/25/2067, Ser.
2022-NQM1, Class A3
a,b
530,045
636,786
7.100%,  7/25/2058, Ser.
2023-3, Class A1
a,b
636,805
576,403
6.000%,  10/25/2057, Ser.
2022-4, Class A1
a,b
568,305
CIM Trust
972,238
7.100%,  4/25/2058, Ser.
2023-I1, Class A3
a,b
968,111
Citigroup Mortgage Loan Trust,
Inc.
249,590
5.500%,  8/25/2034, Ser.
2004-NCM2, Class 1CB1 235,287
51,339
6.524%,  3/25/2037, Ser.
2007-AR4, Class 2A1A
c
50,548
698,168
5.213%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
c
600,794
COLT Mortgage Loan Trust
782,531
6.328%,  12/25/2068, Ser.
2024-INV1, Class A2
a,b
781,827
Countrywide Alternative Loan Trust
335,356
5.000%,  3/25/2035, Ser.
2005-3CB, Class 1A1 269,270
129,263
3.980%,  10/25/2035, Ser.
2005-43, Class 1A1
c
104,506
179,566
4.009%,  10/25/2035, Ser.
2005-43, Class 4A1
c
145,045
186,810
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 144,084
Countrywide Home Loan
Mortgage Pass Through Trust
264,128
4.698%,  11/25/2035, Ser.
2005-22, Class 2A1
c
210,983
Credit Suisse Mortgage Trust
481,151
6.567%,  8/25/2067, Ser.
2022-ATH3, Class A3
a,c
473,632
381,815
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
a,c
321,312
Cross Mortgage Trust
487,852
6.085%,  12/25/2068, Ser.
2024-H1, Class A1
a,b
487,187
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
525,247
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 463,011
Federal Home Loan Mortgage
Corporation
1,225,597
3.500%,  8/15/2035, Ser.
345, Class C8
g
124,210
Federal Home Loan Mortgage
Corporation - REMIC
1,410,271
4.000%,  1/25/2051, Ser.
5249, Class LA 1,347,846
1,171,594
Zero Coupon,  9/25/2053,
Ser. 5334, Class BO 927,003
4,145,994
1.500%,  12/25/2050, Ser.
5107, Class IO
g
337,753
79,508
2.500%,  5/15/2027, Ser.
4106, Class HI
g
1,019
467,727
3.000%,  5/15/2027, Ser.
4046, Class GI
g
12,459

Diversified Income Plus Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.8%) Value
Collateralized Mortgage Obligations (6.5%) -
continued
$ 462,371
3.000%,  7/15/2027, Ser.
4084, Class NI
g
$ 14,655
685,009
3.000%,  7/15/2027, Ser.
4074, Class IO
g
22,289
235,114
2.500%,  2/15/2028, Ser.
4162, Class AI
g
7,161
491,589
2.500%,  2/15/2028, Ser.
4161, Class UI
g
15,073
753,804
2.500%,  3/15/2028, Ser.
4177, Class EI
g
24,915
948,584
3.500%,  10/15/2032, Ser.
4119, Class KI
g
85,238
579,898
3.000%,  2/15/2033, Ser.
4170, Class IG
g
45,100
936,959
3.000%,  4/15/2033, Ser.
4203, Class DI
g
43,628
Federal National Mortgage
Association - REMIC
954,817
4.500%,  6/25/2052, Ser.
2022-43, Class MA 933,125
2,076,874
4.000%,  7/25/2052, Ser.
2022-37, Class PE 1,981,826
822,664
3.000%,  7/25/2027, Ser.
2012-73, Class DI
g
23,056
526,443
3.000%,  7/25/2027, Ser.
2012-74, Class AI
g
15,062
832,923
3.000%,  8/25/2027, Ser.
2012-95, Class HI
g
17,453
559,906
3.500%,  9/25/2027, Ser.
2012-98, Class YI
g
17,839
1,597,052
3.000%,  11/25/2027, Ser.
2012-121, Class BI
g
53,896
1,114,601
3.000%,  12/25/2027, Ser.
2012-139, Class DI
g
34,723
396,555
2.500%,  1/25/2028, Ser.
2012-152, Class AI
g
11,863
1,031,498
3.000%,  1/25/2028, Ser.
2012-147, Class EI
g
29,082
291,293
2.500%,  2/25/2028, Ser.
2013-46, Class CI
g
6,509
594,565
3.000%,  2/25/2028, Ser.
2013-2, Class GI
g
20,573
221,453
3.000%,  4/25/2028, Ser.
2013-30, Class DI
g
7,938
581,862
3.000%,  11/25/2031, Ser.
2013-69, Class IO
g
11,578
889,146
3.000%,  2/25/2033, Ser.
2013-1, Class YI
g
72,423
875,119
4.500%,  1/25/2046, Ser.
2022-68, Class BA 853,690
First Horizon Alternative Mortgage
Securities Trust
108,825
6.915%,  3/25/2035, Ser.
2005-AA2, Class 1A1
c
104,329
101,501
6.443%,  7/25/2035, Ser.
2005-AA5, Class 2A1
c
91,157
Flagstar Mortgage Trust
364,829
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
a,c
319,130
GCAT Trust
728,488
4.250%,  5/25/2067, Ser.
2023-NQM4, Class A2
a,c
672,489
453,728
5.730%,  8/25/2067, Ser.
2022-NQM4, Class A3
a,b
449,670
Principal
Amount Long-Term Fixed Income (70.8%) Value
Collateralized Mortgage Obligations (6.5%) -
continued
GMAC Mortgage Corporation
Loan Trust
$ 385,478
3.725%,  5/25/2035, Ser.
2005-AR2, Class 4A
c
$ 315,189
Government National Mortgage
Association
109,874
4.000%,  1/16/2027, Ser.
2012-3, Class IO
g
2,326
GS Mortgage-Backed Securities
Trust
703,542
5.500%,  10/27/2053, Ser.
2023-PJ3, Class A16
a,c
692,329
Home RE, Ltd.
1,000,000
9.920%,  (SOFR30A +
4.600%), 10/25/2033, Ser.
2023-1, Class M1B
a,c
1,037,928
850,000
8.820%,  (SOFR30A +
3.500%), 10/25/2034, Ser.
2022-1, Class M1B
a,c
868,725
IndyMac IMJA Mortgage Loan
Trust
562,463
6.250%,  11/25/2037, Ser.
2007-A3, Class A1 246,275
J.P. Morgan Mortgage Trust
474,728
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
a,c
391,292
700,862
5.000%,  10/25/2053, Ser.
2023-3, Class A4A
a,c
682,629
61,760
6.500%,  1/25/2035, Ser.
2005-S1, Class 1A2 61,564
285,485
5.144%,  2/25/2036, Ser.
2006-A1, Class 2A2
c
202,585
LHOME Mortgage Trust
600,000
7.017%,  1/25/2029, Ser.
2024-RTL1, Class A1
a,b
602,171
Merrill Lynch Alternative Note
Asset Trust
505,916
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 185,277
MFRA Trust
1,000,000
7.093%,  2/25/2029, Ser.
2024-RTL1, Class A1
a,b
1,000,317
MortgageIT Trust
1,214,154
5.904%,  (TSFR1M +
0.574%), 6/25/2047, Ser.
2007-1, Class 1A1
c
994,377
NYMT Loan Trust
650,000
7.154%,  2/25/2029, Ser.
2024-BPL1, Class A1
a,b
644,016
Preston Ridge Partners Mortgage
Trust, LLC
837,897
4.000%,  1/25/2054, Ser.
2024-RCF1, Class A1
a,b
799,550
Pretium Mortgage Credit Partners,
LLC
982,453
7.021%,  2/25/2054, Ser.
2024-NPL2, Class A1
a,b
979,152
PRKCM Trust
1,013,387
7.087%,  6/25/2058, Ser.
2023-AFC2, Class A3
a
1,011,382
859,768
7.627%,  11/25/2058, Ser.
2023-AFC4, Class A2
a,b
877,603

Diversified Income Plus Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.8%) Value
Collateralized Mortgage Obligations (6.5%) -
continued
Residential Accredit Loans, Inc.
Trust
$ 302,041
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A $ 255,468
203,074
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 154,418
202,737
6.250%,  4/25/2037, Ser.
2007-QS6, Class A6 161,842
Residential Asset Securitization
Trust
314,053
4.460%,  1/25/2034, Ser.
2004-IP1, Class A1
c
287,604
Residential Funding Mortgage
Security I Trust
458,121
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 347,489
ROC Securities Trust Series
838,274
3.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
a,c
833,515
Sequoia Mortgage Trust
362,060
3.626%,  9/20/2046, Ser.
2007-1, Class 4A1
c
244,349
Structured Adjustable Rate
Mortgage Loan Trust
139,722
4.565%,  7/25/2035, Ser.
2005-15, Class 4A1
c
117,257
Toorak Mortgage Trust
1,000,000
7.333%,  2/25/2031, Ser.
2024-1, Class A1
a,b
996,168
Triangle Re, Ltd.
1,100,000
8.720%,  (SOFR30A +
3.400%), 11/25/2033, Ser.
2023-1, Class M1A
a,c
1,122,712
19,834
7.220%,  (SOFR30A +
1.900%), 2/25/2034, Ser.
2021-3, Class M1A
a,c
19,841
TVC Mortgage Trust
900,000
8.250%,  11/25/2027, Ser.
2023-RTL1, Class A1
a,b
900,589
Unlock HEA Trust
900,000
7.000%,  4/25/2039, Ser.
2024-1, Class A
a
879,750
Verus Securitization Trust
830,279
2.491%,  11/25/2066, Ser.
2021-8, Class A3
a,c
698,280
538,183
6.560%,  12/25/2067, Ser.
2023-1, Class A2
a,b
538,237
WaMu Mortgage Pass-Through
Certificates
103,171
2.422%,  5/25/2033, Ser.
2003-AR4, Class A7
c
99,052
Washington Mutual Mortgage
Pass-Through Certificates
246,346
6.000%,  3/25/2035, Ser.
2005-1, Class 2A 201,384
Total 41,924,682
Commercial Mortgage-Backed Securities (0.6%)
BANK5 2023-5YR1
1,000,000
6.411%,  4/15/2056, Ser.
2023-5YR1, Class AS
c
1,030,608
Principal
Amount Long-Term Fixed Income (70.8%) Value
Commercial Mortgage-Backed Securities (0.6%)
- continued
BBCMS Mortgage Trust
$ 1,246,709
0.713%,  2/15/2055, Ser.
2022-C14, Class XA
c,g
$ 48,880
3,987,033
1.151%,  9/15/2055, Ser.
2022-C17, Class XA
c,g
302,678
SCOTT Trust
650,000
5.910%,  3/15/2040, Ser.
2023-SFS, Class A
a
653,712
Silver Hill Trust
227,109
3.102%,  11/25/2049, Ser.
2019-1, Class A1
a,c
216,249
Velocity Commercial Capital Loan
Trust
614,288
6.550%,  1/25/2054, Ser.
2024-1, Class A
a,c
618,551
839,340
7.670%,  11/25/2053, Ser.
2023-4, Class A
a,c
862,048
Total 3,732,726
Communications Services (2.6%)
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
261,000 10.500%,  2/15/2028
a
120,975
Altice Financing SA
187,000 5.750%,  8/15/2029
a
149,832
Altice France SA/France
135,000 8.125%,  2/1/2027
a
105,524
156,000 5.125%,  7/15/2029
a
105,461
359,000 5.500%,  10/15/2029
a
243,665
AMC Networks, Inc.
137,000 4.750%,  8/1/2025 136,827
40,000 10.250%,  1/15/2029
a,e
40,290
American Tower Corporation
161,000 4.400%,  2/15/2026 158,186
96,000 1.450%,  9/15/2026 87,497
127,000 5.500%,  3/15/2028 128,064
88,000 5.800%,  11/15/2028 90,097
126,000 3.800%,  8/15/2029 117,591
AT&T, Inc.
445,000 3.550%,  9/15/2055 311,155
288,000 4.300%,  2/15/2030 276,788
88,000 5.400%,  2/15/2034 89,154
Bell Telephone Company of
Canada
188,000 5.550%,  2/15/2054 187,685
87,000 5.100%,  5/11/2033 86,322
Cable One, Inc., Convertible
125,000 1.125%,  3/15/2028 93,825
CCO Holdings, LLC/CCO Holdings
Capital Corporation
460,000 5.125%,  5/1/2027
a
438,275
195,000 5.000%,  2/1/2028
a
181,526
460,000 4.750%,  3/1/2030
a
394,975
224,000 4.250%,  2/1/2031
a
182,930
109,000 4.750%,  2/1/2032
a
88,957
250,000 4.250%,  1/15/2034
a
188,714
CenterPoint Energy, Inc.,
Convertible
7,588 3.369%,  9/15/2029 244,713

Diversified Income Plus Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.8%) Value
Communications Services (2.6%) - continued
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
$ 80,000 6.150%,  11/10/2026 $ 80,627
147,000 5.050%,  3/30/2029 141,741
Cimpress plc
173,000 7.000%,  6/15/2026 173,156
Clear Channel Outdoor Holdings,
Inc.
293,000 7.500%,  6/1/2029
a
242,323
Clear Channel Worldwide
Holdings, Inc.
335,000 5.125%,  8/15/2027
a
315,783
Comcast Corporation
210,000 3.400%,  4/1/2030 194,203
Connect Finco SARL/Connect US
Finco, LLC
149,000 6.750%,  10/1/2026
a
146,061
Crown Castle, Inc.
133,000 2.900%,  3/15/2027 124,400
CSC Holdings, LLC
291,000 5.375%,  2/1/2028
a
250,296
88,000 11.750%,  1/31/2029
a
88,137
335,000 6.500%,  2/1/2029
a
283,849
359,000 5.750%,  1/15/2030
a
190,045
Deutsche Telekom International
Finance BV
244,000 8.750%,  6/15/2030 288,436
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
503,000 5.875%,  8/15/2027
a
475,856
DISH DBS Corporation
99,000 5.875%,  11/15/2024
f
94,854
136,000 5.250%,  12/1/2026
a,f
107,088
101,000 7.375%,  7/1/2028 48,624
44,000 5.750%,  12/1/2028
a,f
30,239
152,000 5.125%,  6/1/2029 63,397
DISH Network Corporation
190,000 11.750%,  11/15/2027
a
193,977
Frontier Communications
Holdings, LLC
322,000 5.875%,  10/15/2027
a
311,740
223,000 6.750%,  5/1/2029
a
198,735
73,000 8.750%,  5/15/2030
a
74,695
GCI, LLC
225,000 4.750%,  10/15/2028
a
206,304
Gray Television, Inc.
270,000 4.750%,  10/15/2030
a
177,076
95,000 5.375%,  11/15/2031
a
62,293
iHeartCommunications, Inc.
195,000 6.375%,  5/1/2026 166,352
Iliad Holding SASU
356,000 6.500%,  10/15/2026
a
352,666
Lamar Media Corporation
154,000 3.625%,  1/15/2031 135,124
LCPR Senior Secured Financing
DAC
328,000 6.750%,  10/15/2027
a
307,834
Level 3 Financing, Inc.
387,000 4.625%,  9/15/2027
a
257,355
119,000 4.250%,  7/1/2028
a
55,930
138,000 10.500%,  5/15/2030
a,f
141,105
Principal
Amount Long-Term Fixed Income (70.8%) Value
Communications Services (2.6%) - continued
McGraw-Hill Education, Inc.
$ 256,000 8.000%,  8/1/2029
a
$ 240,619
Meta Platforms, Inc.
87,000 3.850%,  8/15/2032 81,525
News Corporation
276,000 3.875%,  5/15/2029
a
252,389
NTT Finance Corporation
117,000 1.162%,  4/3/2026
a
108,190
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
104,000 4.625%,  3/15/2030
a
93,270
Paramount Global
264,000 6.375%,  3/30/2062
c
243,929
Playtika Holding Corporation
248,000 4.250%,  3/15/2029
a
214,697
Rogers Communications, Inc.
50,000 5.250%,  3/15/2082
a,c,f
47,924
132,000 5.000%,  2/15/2029 131,083
220,000 5.300%,  2/15/2034 218,038
Scripps Escrow II, Inc.
85,000 3.875%,  1/15/2029
a
67,589
107,000 5.375%,  1/15/2031
a
65,834
Sinclair Television Group, Inc.
293,000 4.125%,  12/1/2030
a
213,409
Sirius XM Radio, Inc.
296,000 5.000%,  8/1/2027
a
284,776
200,000 4.000%,  7/15/2028
a
182,974
Sprint Capital Corporation
286,000 6.875%,  11/15/2028 304,772
136,000 8.750%,  3/15/2032 164,907
Take-Two Interactive Software, Inc.
234,000 4.950%,  3/28/2028 233,101
TEGNA, Inc.
81,000 4.750%,  3/15/2026
a
79,413
255,000 4.625%,  3/15/2028 233,237
Telecom Italia Capital SA
190,000 6.000%,  9/30/2034 173,784
Telecom Italia SPA/Milano
120,000 5.303%,  5/30/2024
a
119,347
Telesat Canada/Telesat, LLC
150,000 4.875%,  6/1/2027
a
78,000
55,000 6.500%,  10/15/2027
a
22,000
T-Mobile USA, Inc.
89,000 5.500%,  1/15/2055 88,830
165,000 3.375%,  4/15/2029 152,597
United States Cellular Corporation
55,000 6.700%,  12/15/2033 53,908
Uniti Group, Inc., Convertible
146,000 7.500%,  12/1/2027
a
151,840
Uniti Group, LP/Uniti Group
Finance, Inc./CSL Capital, LLC
246,000 4.750%,  4/15/2028
a
214,789
144,000 6.500%,  2/15/2029
a
111,604
Univision Communications, Inc.
268,000 4.500%,  5/1/2029
a
239,499
Urban One, Inc.
49,000 7.375%,  2/1/2028
a
41,579
Verizon Communications, Inc.
103,000 5.500%,  2/23/2054 104,112
161,000 2.100%,  3/22/2028 144,942
147,000 3.150%,  3/22/2030 132,907
194,000 2.355%,  3/15/2032 159,428

Diversified Income Plus Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.8%) Value
Communications Services (2.6%) - continued
Viasat, Inc.
$ 129,000 6.500%,  7/15/2028
a
$ 99,616
Virgin Media Finance plc
97,000 5.000%,  7/15/2030
a
82,077
Virgin Media Secured Finance plc
206,000 5.500%,  5/15/2029
a
190,461
Vodafone Group plc
220,000 7.000%,  4/4/2079
c
226,928
VZ Secured Financing BV
253,000 5.000%,  1/15/2032
a
217,227
Walt Disney Company
80,000 3.800%,  3/22/2030 76,228
Warnermedia Holdings, Inc.
87,000 3.638%,  3/15/2025 85,271
230,000 4.054%,  3/15/2029 215,309
YPSO Finance BIS SA
158,000 10.500%,  5/15/2027
a
59,120
Zayo Group Holdings, Inc.
97,000 4.000%,  3/1/2027
a
79,845
Ziggo Bond Company BV
95,000 5.125%,  2/28/2030
a,f
81,358
Total 17,093,611
Consumer Cyclical (3.7%)
1011778 B.C., ULC/New Red
Finance, Inc.
381,000 4.375%,  1/15/2028
a
360,400
Adient Global Holdings, Ltd.
129,000 8.250%,  4/15/2031
a,f
136,126
Alimentation Couche-Tard, Inc.
144,000 5.617%,  2/12/2054
a
145,351
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation
62,000 6.625%,  7/15/2026
a
61,959
195,000 6.000%,  6/1/2029
a,f
167,783
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
410,000 4.625%,  6/1/2028
a
374,400
Allison Transmission, Inc.
158,000 3.750%,  1/30/2031
a
137,858
Amazon.com, Inc.
98,000 1.500%,  6/3/2030 81,783
175,000 4.700%,  12/1/2032 175,671
AMC Entertainment Holdings, Inc.
59,000 7.500%,  2/15/2029
a
39,408
American Axle & Manufacturing,
Inc.
370,000 6.500%,  4/1/2027 368,745
American Honda Finance
Corporation
133,000 5.650%,  11/15/2028 137,054
174,000 5.850%,  10/4/2030 181,987
135,000 4.900%,  1/10/2034 132,931
Anywhere Real Estate Group,
LLC/Anywhere Co-Issuer
Corporation
43,000 7.000%,  4/15/2030
a
38,289
Arches Buyer, Inc.
176,000 6.125%,  12/1/2028
a
147,431
Arko Corporation
185,000 5.125%,  11/15/2029
a
153,119
Principal
Amount Long-Term Fixed Income (70.8%) Value
Consumer Cyclical (3.7%) - continued
Asbury Automotive Group, Inc.
$ 136,000 5.000%,  2/15/2032
a
$ 123,222
Ashton Woods USA, LLC/Ashton
Woods Finance Company
180,000 4.625%,  8/1/2029
a
166,034
106,000 4.625%,  4/1/2030
a
96,849
Beazer Homes USA, Inc.
56,000 7.500%,  3/15/2031
a
56,555
Best Buy Company, Inc.
98,000 1.950%,  10/1/2030 81,468
Bloomin' Brands, Inc., Convertible
59,000 5.000%,  5/1/2025 151,843
Booking Holdings, Inc.,
Convertible
163,000 0.750%,  5/1/2025 314,590
Boyd Gaming Corporation
270,000 4.750%,  6/15/2031
a
248,116
Boyne USA, Inc.
106,000 4.750%,  5/15/2029
a
98,259
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
169,000 6.250%,  9/15/2027
a
165,337
Burlington Stores, Inc., Convertible
224,000 2.250%,  4/15/2025 261,946
110,000 1.250%,  12/15/2027
a
140,030
Caesars Entertainment, Inc.
55,000 8.125%,  7/1/2027
a
56,329
527,000 4.625%,  10/15/2029
a
480,556
97,000 6.500%,  2/15/2032
a
97,854
Carnival Corporation
152,000 7.625%,  3/1/2026
a
153,787
345,000 5.750%,  3/1/2027
a
341,459
112,000 4.000%,  8/1/2028
a
104,327
82,000 6.000%,  5/1/2029
a
80,910
Carvana Company
138,000
0.000%,PIK 12.000%,
12/1/2028
a,h
134,928
Cedar Fair, LP
206,000 5.250%,  7/15/2029 195,273
Churchill Downs, Inc.
185,000 4.750%,  1/15/2028
a
176,113
116,000 6.750%,  5/1/2031
a
116,648
Cinemark USA, Inc.
237,000 5.875%,  3/15/2026
a
233,992
Clarios Global, LP/Clarios US
Finance Company, Inc.
140,000 8.500%,  5/15/2027
a
140,212
287,000 6.750%,  5/15/2028
a
290,911
D.R. Horton, Inc.
56,000 2.600%,  10/15/2025 53,658
Dana, Inc.
117,000 4.500%,  2/15/2032 101,126
eG Global Finance plc
39,000 12.000%,  11/30/2028
a
41,455
Expedia Group, Inc.
146,000 3.250%,  2/15/2030 131,426
Expedia Group, Inc., Convertible
377,000 Zero Coupon,  2/15/2026 347,217
Ford Motor Company
292,000 3.250%,  2/12/2032 242,887
Ford Motor Company, Convertible
545,000 Zero Coupon,  3/15/2026 563,257

Diversified Income Plus Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.8%) Value
Consumer Cyclical (3.7%) - continued
Ford Motor Credit Company, LLC
$ 168,000 2.900%,  2/10/2029 $ 148,126
148,000 7.122%,  11/7/2033 159,235
Forestar Group, Inc.
185,000 3.850%,  5/15/2026
a
176,673
General Motors Financial
Company, Inc.
233,000 3.950%,  4/13/2024 232,803
83,000 1.200%,  10/15/2024 81,018
43,000 2.900%,  2/26/2025 41,946
111,000 2.750%,  6/20/2025 107,266
135,000 5.800%,  6/23/2028 137,641
104,000 5.800%,  1/7/2029 105,832
196,000 5.700%,  9/30/2030
c,i
187,935
63,000 5.750%,  2/8/2031 63,683
Genuine Parts Company
89,000 6.500%,  11/1/2028 93,993
Goodyear Tire & Rubber Company
185,000 5.000%,  7/15/2029
f
172,721
Hanesbrands, Inc.
91,000 4.875%,  5/15/2026
a
88,600
89,000 9.000%,  2/15/2031
a,f
91,443
Hilton Domestic Operating
Company, Inc.
161,000 4.875%,  1/15/2030 154,367
114,000 3.625%,  2/15/2032
a
98,154
Hilton Grand Vacations Borrower
Escrow, LLC/Hilton Grand
Vacations Borrower Escrow, Inc.
183,000 5.000%,  6/1/2029
a
170,666
Home Depot, Inc.
137,000 3.250%,  4/15/2032 122,449
Hyatt Hotels Corporation
79,000 5.750%,  1/30/2027 80,229
Hyundai Capital America
57,000 5.500%,  3/30/2026
a
57,093
147,000 3.000%,  2/10/2027
a
138,006
89,000 6.500%,  1/16/2029
a
93,371
International Game Technology plc
347,000 5.250%,  1/15/2029
a
335,269
Jacobs Entertainment, Inc.
158,000 6.750%,  2/15/2029
a
153,484
KB Home
240,000 4.800%,  11/15/2029 229,066
Kohl's Corporation
81,000 4.625%,  5/1/2031 68,164
L Brands, Inc.
370,000 6.625%,  10/1/2030
a
377,955
100,000 6.875%,  11/1/2035 102,256
Lennar Corporation
110,000 4.750%,  5/30/2025 109,043
Light & Wonder International, Inc.
241,000 7.250%,  11/15/2029
a
247,403
Live Nation Entertainment, Inc.
167,000 4.750%,  10/15/2027
a
159,456
Live Nation Entertainment, Inc.,
Convertible
169,000 2.000%,  2/15/2025
f
187,066
424,000 3.125%,  1/15/2029
f
508,546
Lowe's Companies, Inc.
219,000 4.500%,  4/15/2030 214,140
Macy's Retail Holdings, LLC
270,000 5.875%,  4/1/2029
a,f
264,875
Principal
Amount Long-Term Fixed Income (70.8%) Value
Consumer Cyclical (3.7%) - continued
$ 78,000 6.125%,  3/15/2032
a
$ 75,604
Marriott International, Inc./MD
83,000 4.900%,  4/15/2029 82,345
146,000 4.625%,  6/15/2030 142,043
Marriott Vacations Worldwide
Corporation, Convertible
251,000 Zero Coupon,  1/15/2026 237,822
309,000 3.250%,  12/15/2027 289,842
Mattamy Group Corporation
218,000 5.250%,  12/15/2027
a
211,363
McDonald's Corporation
94,000 4.950%,  8/14/2033 94,132
Mercedes-Benz Finance North
America, LLC
150,000 1.450%,  3/2/2026
a
139,970
150,000 5.200%,  8/3/2026
a
150,348
Michaels Companies, Inc.
69,000 5.250%,  5/1/2028
a
58,793
62,000 7.875%,  5/1/2029
a
46,514
NCL Corporation, Ltd.
223,000 5.875%,  3/15/2026
a
220,135
178,000 5.875%,  2/15/2027
a
175,863
Nordstrom, Inc.
92,000 4.375%,  4/1/2030 83,305
130,000 4.250%,  8/1/2031 114,147
PENN Entertainment, Inc.
195,000 4.125%,  7/1/2029
a,f
167,690
PetSmart, Inc./PetSmart Finance
Corporation
370,000 4.750%,  2/15/2028
a
346,411
139,000 7.750%,  2/15/2029
a
135,322
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
345,000 5.750%,  4/15/2026
a
343,994
213,000 6.250%,  1/15/2028
a,f
208,650
QVC, Inc.
49,000 4.375%,  9/1/2028 39,271
Raising Cane's Restaurants, LLC
96,000 9.375%,  5/1/2029
a
103,751
Rakuten Group, Inc.
117,000 11.250%,  2/15/2027
a
123,960
Real Hero Merger Sub 2, Inc.
143,000 6.250%,  2/1/2029
a,f
125,298
Realogy Group, LLC/Realogy
Group Co-Issuer Corporation
90,000 5.750%,  1/15/2029
a,f
63,733
Royal Caribbean Cruises, Ltd.
403,000 4.250%,  7/1/2026
a
388,913
178,000 9.250%,  1/15/2029
a
190,917
149,000 7.250%,  1/15/2030
a
154,808
Scientific Games Holdings, LP/
Scientific Games US FinCo, Inc.
33,000 6.625%,  3/1/2030
a
31,903
SeaWorld Parks and
Entertainment, Inc.
189,000 5.250%,  8/15/2029
a
178,009
Six Flags Theme Parks, Inc.
96,000 7.000%,  7/1/2025
a
96,139
Staples, Inc.
224,000 7.500%,  4/15/2026
a
218,618
78,000 10.750%,  4/15/2027
a
74,142
Station Casinos, LLC
216,000 4.625%,  12/1/2031
a
194,140

Diversified Income Plus Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.8%) Value
Consumer Cyclical (3.7%) - continued
Tapestry, Inc.
$ 128,000 7.350%,  11/27/2028 $ 134,874
Target Corporation
177,000 2.350%,  2/15/2030 155,659
Tenneco, Inc.
258,000 8.000%,  11/17/2028
a
235,409
Toyota Motor Credit Corporation
88,000 5.550%,  11/20/2030 91,040
87,000 4.800%,  1/5/2034 85,589
Tractor Supply Company
88,000 5.250%,  5/15/2033 88,654
Tripadvisor, Inc.
58,000 7.000%,  7/15/2025
a
57,841
Uber Technologies, Inc.,
Convertible
293,000 Zero Coupon,  12/15/2025 328,892
289,000 0.875%,  12/1/2028
a
357,493
Vail Resorts, Inc., Convertible
385,000 Zero Coupon,  1/1/2026 352,275
VICI Properties, LP/VICI Note
Company, Inc.
326,000 5.750%,  2/1/2027
a
325,588
Victoria's Secret & Company
187,000 4.625%,  7/15/2029
a
153,434
Viking Cruises, Ltd.
375,000 5.875%,  9/15/2027
a
367,918
Volkswagen Group of America
Finance, LLC
56,000 3.350%,  5/13/2025
a
54,664
Wabash National Corporation
298,000 4.500%,  10/15/2028
a
273,277
Walgreens Boots Alliance, Inc.
137,000 3.200%,  4/15/2030 119,072
WASH Multifamily Acquisition, Inc.
122,000 5.750%,  4/15/2026
a,f
119,239
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
190,000 7.125%,  2/15/2031
a
196,630
Yum! Brands, Inc.
272,000 4.750%,  1/15/2030
a
257,982
ZF North America Capital, Inc.
150,000 7.125%,  4/14/2030
a
158,058
Total 23,810,325
Consumer Non-Cyclical (3.0%)
1375209 B.C., Ltd.
127,000 9.000%,  1/30/2028
a,f
124,460
AbbVie, Inc.
220,000 5.500%,  3/15/2064 226,249
132,000 5.350%,  3/15/2044 134,594
AdaptHealth, LLC
349,000 4.625%,  8/1/2029
a
300,330
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
250,000 4.625%,  1/15/2027
a
241,949
261,000 3.500%,  3/15/2029
a
234,270
Altria Group, Inc.
88,000 6.200%,  11/1/2028 91,720
Amgen, Inc.
128,000 5.150%,  3/2/2028 128,821
219,000 5.250%,  3/2/2030 222,328
Principal
Amount Long-Term Fixed Income (70.8%) Value
Consumer Non-Cyclical (3.0%) - continued
Anheuser-Busch InBev Worldwide,
Inc.
$ 195,000 4.750%,  1/23/2029 $ 194,943
266,000 5.000%,  6/15/2034 267,583
Archer-Daniels-Midland Company
88,000 4.500%,  8/15/2033 85,156
AstraZeneca Finance, LLC
195,000 1.750%,  5/28/2028 173,137
131,000 5.000%,  2/26/2034 131,538
B&G Foods, Inc.
174,000 5.250%,  9/15/2027
f
162,592
BAT Capital Corporation
97,000 6.343%,  8/2/2030 101,071
57,000 5.834%,  2/20/2031 57,489
93,000 7.750%,  10/19/2032 104,947
46,000 6.000%,  2/20/2034 46,577
Bausch + Lomb Corporation
48,000 8.375%,  10/1/2028
a
49,664
Bausch Health Companies, Inc.
169,000 5.500%,  11/1/2025
a
159,521
263,000 4.875%,  6/1/2028
a
143,520
79,000 11.000%,  9/30/2028
a,f
52,733
Becton, Dickinson and Company
71,000 4.693%,  2/13/2028 70,278
147,000 2.823%,  5/20/2030 129,712
BellRing Brands, Inc.
162,000 7.000%,  3/15/2030
a
166,875
BioMarin Pharmaceutical, Inc.,
Convertible
241,000 1.250%,  5/15/2027
f
237,698
Bio-Rad Laboratories, Inc.
133,000 3.300%,  3/15/2027 126,118
Bristol-Myers Squibb Company
176,000 5.550%,  2/22/2054 180,996
89,000 5.750%,  2/1/2031 93,409
43,000 5.900%,  11/15/2033
f
45,951
Campbell Soup Company
286,000 5.400%,  3/21/2034 288,146
Cargill, Inc.
172,000 2.125%,  11/10/2031
a
140,921
Catalent Pharma Solutions, Inc.
97,000 3.125%,  2/15/2029
a
92,691
Central Garden & Pet Company
350,000 4.125%,  10/15/2030 313,984
Cheplapharm Arzneimittel GmbH
40,000 5.500%,  1/15/2028
a
38,115
Chobani, LLC/Chobani Finance
Corporation, Inc.
285,000 4.625%,  11/15/2028
a
265,773
81,000 7.625%,  7/1/2029
a,f
82,114
CHS/Community Health Systems,
Inc.
191,000 5.625%,  3/15/2027
a
175,796
59,000 8.000%,  12/15/2027
a
57,875
251,000 6.000%,  1/15/2029
a
219,273
127,000 6.125%,  4/1/2030
a,f
91,581
127,000 5.250%,  5/15/2030
a
103,557
111,000 4.750%,  2/15/2031
a
85,664
Cigna Group
88,000 5.600%,  2/15/2054 88,328
110,000 2.400%,  3/15/2030 94,991
Constellation Brands, Inc.
90,000 4.800%,  1/15/2029 89,211

Diversified Income Plus Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.8%) Value
Consumer Non-Cyclical (3.0%) - continued
$ 195,000 3.150%,  8/1/2029 $ 177,609
32,000 4.900%,  5/1/2033 31,392
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
348,000 4.750%,  1/15/2029
a
329,316
37,000 6.625%,  7/15/2030
a
37,573
CVS Health Corporation
81,000 5.000%,  2/20/2026 80,717
77,000 4.300%,  3/25/2028 75,142
81,000 5.125%,  2/21/2030 81,244
88,000 5.300%,  6/1/2033 88,207
Diageo Capital plc
97,000 2.000%,  4/29/2030 82,541
130,000 5.625%,  10/5/2033 136,744
Edgewell Personal Care Company
200,000 5.500%,  6/1/2028
a
195,498
Eli Lilly & Company
176,000 5.000%,  2/9/2054 175,009
176,000 4.700%,  2/27/2033 175,546
Embecta Corporation
91,000 6.750%,  2/15/2030
a
78,846
Encompass Health Corporation
346,000 4.500%,  2/1/2028 329,537
Energizer Holdings, Inc.
335,000 4.375%,  3/31/2029
a
300,181
Envista Holdings Corporation,
Convertible
163,000 1.750%,  8/15/2028
a
143,338
Fortrea Holdings, Inc.
70,000 7.500%,  7/1/2030
a
72,260
General Mills, Inc.
35,000 4.950%,  3/29/2033 34,610
Gilead Sciences, Inc.
89,000 5.250%,  10/15/2033 90,822
Grifols SA
243,000 4.750%,  10/15/2028
a,f
201,049
Herbalife Nutrition, Ltd./HLF
Financing, Inc.
39,000 7.875%,  9/1/2025
a
38,995
HLF Financing SARL, LLC/
Herbalife International, Inc.
292,000 4.875%,  6/1/2029
a
202,940
Imperial Brands Finance plc
105,000 3.125%,  7/26/2024
a
104,087
Integer Holdings Corporation,
Convertible
329,000 2.125%,  2/15/2028 474,747
Jazz Investments I, Ltd.,
Convertible
345,000 2.000%,  6/15/2026 341,684
Jazz Securities DAC
155,000 4.375%,  1/15/2029
a
144,388
JBS USA LUX SA/JBS USA Food
Company/JBS Luxembourg
SARL
82,000 6.750%,  3/15/2034
a
86,159
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
231,000 2.500%,  1/15/2027 212,931
114,000 3.625%,  1/15/2032 97,542
Principal
Amount Long-Term Fixed Income (70.8%) Value
Consumer Non-Cyclical (3.0%) - continued
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
$ 78,000 9.000%,  2/15/2029
a
$ 79,078
Kenvue, Inc.
44,000 5.000%,  3/22/2030 44,459
Keurig Dr Pepper, Inc.
107,000 3.200%,  5/1/2030 96,381
172,000 5.300%,  3/15/2034 172,593
Kraft Heinz Foods Company
87,000 6.750%,  3/15/2032 96,409
Kroger Company
80,000 4.500%,  1/15/2029 78,924
Legacy LifePoint Health, LLC
104,000 4.375%,  2/15/2027
a
99,103
LifePoint Health, Inc.
76,000 9.875%,  8/15/2030
a
79,499
98,000 11.000%,  10/15/2030
a
104,742
Mattel, Inc.
272,000 3.375%,  4/1/2026
a
260,134
McKesson Corporation
95,000 1.300%,  8/15/2026 86,956
Medline Borrower, LP/Medline Co-
Issuer, Inc.
161,000 6.250%,  4/1/2029
a
161,721
Medtronic Global Holdings SCA
86,000 4.500%,  3/30/2033 83,452
ModivCare Escrow Issuer, Inc.
87,000 5.000%,  10/1/2029
a
63,083
ModivCare, Inc.
69,000 5.875%,  11/15/2025
a
67,196
Mozart Debt Merger Sub, Inc.
269,000 3.875%,  4/1/2029
a
244,846
184,000 5.250%,  10/1/2029
a
173,911
Nestle Capital Corporation
150,000 5.100%,  3/12/2054
a
149,333
Organon & Company/Organon
Foreign Debt Co-Issuer BV
264,000 4.125%,  4/30/2028
a
246,019
144,000 5.125%,  4/30/2031
a
128,032
Owens & Minor, Inc.
234,000 6.625%,  4/1/2030
a,f
232,248
Perrigo Finance Unlimited
Company
119,000 4.375%,  3/15/2026 115,794
136,000 3.150%,  6/15/2030 125,019
Pfizer Investment Enterprises,
Private Ltd.
119,000 4.450%,  5/19/2026 117,763
Philip Morris International, Inc.
168,000 4.875%,  2/15/2028 167,537
93,000 5.625%,  11/17/2029 95,778
88,000 5.125%,  2/13/2031 87,423
93,000 5.750%,  11/17/2032 96,015
132,000 5.250%,  2/13/2034 130,830
Post Holdings, Inc.
195,000 4.500%,  9/15/2031
a
175,401
Post Holdings, Inc., Convertible
288,000 2.500%,  8/15/2027 323,856
Primo Water Holdings, Inc.
237,000 4.375%,  4/30/2029
a
217,939
Procter & Gamble Company
81,000 1.200%,  10/29/2030 66,253

Diversified Income Plus Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.8%) Value
Consumer Non-Cyclical (3.0%) - continued
RegionalCare Hospital Partners
Holdings, Inc./LifePoint Health,
Inc.
$ 104,000 9.750%,  12/1/2026
a
$ 104,140
Roche Holdings, Inc.
130,000 5.218%,  3/8/2054
a
131,861
93,000 1.930%,  12/13/2028
a
82,087
136,000 2.076%,  12/13/2031
a
112,034
Royalty Pharma plc
222,000 1.200%,  9/2/2025 208,955
Scotts Miracle-Gro Company
97,000 4.500%,  10/15/2029 87,784
Sigma Holdco BV
122,000 7.875%,  5/15/2026
a,f
117,120
Simmons Foods, Inc.
318,000 4.625%,  3/1/2029
a
281,020
Spectrum Brands, Inc.
124,000 5.000%,  10/1/2029
a
121,526
150,000 5.500%,  7/15/2030
a
146,913
Star Parent, Inc.
160,000 9.000%,  10/1/2030
a
169,329
Surgery Center Holdings, Inc.
97,000 7.250%,  4/15/2032
a,e
97,753
Sysco Corporation
84,000 5.950%,  4/1/2030 87,584
Takeda Pharmaceutical Company,
Ltd.
161,000 5.000%,  11/26/2028 161,239
Tenet Healthcare Corporation
505,000 5.125%,  11/1/2027 493,955
140,000 6.125%,  10/1/2028
f
139,498
Teva Pharmaceutical Finance
Netherlands III BV
188,000 3.150%,  10/1/2026 175,760
Topgolf Callaway Brands
Corporation, Convertible
113,000 2.750%,  5/1/2026 129,159
Triton Water Holdings, Inc.
155,000 6.250%,  4/1/2029
a
141,176
Unilever Capital Corporation
100,000 5.000%,  12/8/2033 101,114
Viterra Finance BV
178,000 3.200%,  4/21/2031
a
154,094
Winnebago Industries, Inc.,
Convertible
213,000 3.250%,  1/15/2030
a
230,147
Wyeth, LLC
215,000 6.500%,  2/1/2034 238,136
Zoetis, Inc.
131,000 5.600%,  11/16/2032 135,958
Total 19,650,972
Energy (2.9%)
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
164,000 5.375%,  6/15/2029
a
157,712
Antero Resources Corporation
93,000 5.375%,  3/1/2030
a
89,315
Apache Corporation
131,000 4.375%,  10/15/2028 123,831
Principal
Amount Long-Term Fixed Income (70.8%) Value
Energy (2.9%) - continued
Archrock Partners, LP/Archrock
Partners Finance Corporation
$ 340,000 6.250%,  4/1/2028
a
$ 336,409
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
162,000 8.250%,  12/31/2028
a
166,420
Baytex Energy Corporation
174,000 8.500%,  4/30/2030
a
181,689
Borr IHC, Ltd./Borr Finance, LLC
200,000 10.375%,  11/15/2030
a
208,000
BP Capital Markets America, Inc.
235,000 4.234%,  11/6/2028 229,980
127,000 4.812%,  2/13/2033 125,337
BP Capital Markets plc
165,000 4.875%,  3/22/2030
c,i
157,413
177,000 6.450%,  12/1/2033
c,i
183,299
Buckeye Partners, LP
111,000 4.500%,  3/1/2028
a
105,452
Cheniere Energy Partners, LP
97,000 4.500%,  10/1/2029 92,319
97,000 3.250%,  1/31/2032 82,628
114,000 5.950%,  6/30/2033
f
116,551
Cheniere Energy, Inc.
77,000 5.650%,  4/15/2034
a
77,550
Chesapeake Energy Corporation
132,000 6.750%,  4/15/2029
a
133,414
Civitas Resources, Inc.
118,000 8.375%,  7/1/2028
a
124,220
56,000 8.625%,  11/1/2030
a
60,132
203,000 8.750%,  7/1/2031
a
217,222
CNX Resources Corporation
101,000 6.000%,  1/15/2029
a
98,888
CNX Resources Corporation,
Convertible
219,000 2.250%,  5/1/2026 414,041
Columbia Pipelines Holding
Company, LLC
78,000 6.055%,  8/15/2026
a
78,852
175,000 6.042%,  8/15/2028
a
178,819
Comstock Resources, Inc.
183,000 5.875%,  1/15/2030
a
165,726
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
217,000 5.500%,  6/15/2031
a
205,090
Crescent Energy Finance, LLC
97,000 9.250%,  2/15/2028
a
102,421
241,000 7.625%,  4/1/2032
a
242,857
Delek Logistics Partners, LP/Delek
Logistics Finance Corporation
97,000 8.625%,  3/15/2029
a
99,053
Diamond Foreign Asset Company/
Diamond Finance, LLC
64,000 8.500%,  10/1/2030
a
67,546
Diamondback Energy, Inc.
224,000 3.125%,  3/24/2031 198,443
DT Midstream, Inc.
130,000 4.125%,  6/15/2029
a
119,513
90,000 4.375%,  6/15/2031
a
81,506
Enbridge, Inc.
190,000 7.375%,  1/15/2083
c
190,890
182,000 7.625%,  1/15/2083
c
186,778
89,000 5.900%,  11/15/2026 90,653
44,000 5.700%,  3/8/2033 45,063

Diversified Income Plus Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.8%) Value
Energy (2.9%) - continued
Enerflex, Ltd.
$ 155,000 9.000%,  10/15/2027
a
$ 159,258
Energy Transfer, LP
89,000 5.950%,  5/15/2054 88,817
210,000 6.500%,  11/15/2026
c,i
205,830
87,000 4.400%,  3/15/2027 85,134
87,000 6.400%,  12/1/2030 91,835
Enterprise Products Operating,
LLC
97,000 4.150%,  10/16/2028 94,356
215,000
8.573%,  (TSFR3M +
3.248%), 8/16/2077
c
214,591
EQM Midstream Partners, LP
480,000 4.750%,  1/15/2031
a
446,379
Ferrellgas, LP/Ferrellgas Finance
Corporation
199,000 5.375%,  4/1/2026
a
194,690
Genesis Energy LP/Genesis
Energy Finance Corporation
256,000 8.875%,  4/15/2030 267,969
Harvest Midstream, LP
195,000 7.500%,  9/1/2028
a
197,717
Hess Midstream Operations, LP
156,000 5.625%,  2/15/2026
a
154,753
Hilcorp Energy I, LP/Hilcorp
Finance Company
259,000 5.750%,  2/1/2029
a
252,276
149,000 6.250%,  4/15/2032
a
146,943
Howard Midstream Energy
Partners, LLC
289,000 6.750%,  1/15/2027
a
288,343
ITT Holdings, LLC
265,000 6.500%,  8/1/2029
a
241,839
Kodiak Gas Services, LLC
98,000 7.250%,  2/15/2029
a
99,822
Laredo Petroleum, Inc.
299,000 7.750%,  7/31/2029
a
301,470
Marathon Oil Corporation
98,000 4.400%,  7/15/2027 95,231
MEG Energy Corporation
227,000 5.875%,  2/1/2029
a
223,054
MPLX, LP
243,000 1.750%,  3/1/2026 227,155
43,000 5.000%,  3/1/2033 41,742
Nabors Industries, Ltd.
350,000 7.250%,  1/15/2026
a
347,833
National Fuel Gas Company
195,000 5.500%,  1/15/2026 194,699
New Fortress Energy, Inc.
78,000 6.750%,  9/15/2025
a
77,468
64,000 8.750%,  3/15/2029
a
63,756
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
65,000 8.125%,  2/15/2029
a
66,572
97,000 8.375%,  2/15/2032
a
99,435
Noble Finance II, LLC
193,000 8.000%,  4/15/2030
a
201,038
Northern Oil and Gas, Inc.
174,000 8.750%,  6/15/2031
a
183,737
Northern Oil and Gas, Inc.,
Convertible
209,000 3.625%,  4/15/2029 254,458
Principal
Amount Long-Term Fixed Income (70.8%) Value
Energy (2.9%) - continued
Northriver Midstream Finance, LP
$ 95,000 5.625%,  2/15/2026
a
$ 94,188
NuStar Logistics, LP
158,000 6.375%,  10/1/2030 159,022
Occidental Petroleum Corporation
174,000 8.875%,  7/15/2030 202,132
ONEOK, Inc.
146,000 2.200%,  9/15/2025 139,305
83,000 5.550%,  11/1/2026 83,760
87,000 5.650%,  11/1/2028 88,932
Ovintiv, Inc.
103,000 5.650%,  5/15/2028
f
104,703
89,000 6.250%,  7/15/2033 92,533
PBF Holding Company, LLC/PBF
Finance Corporation
127,000 6.000%,  2/15/2028 124,967
Permian Resources Operating,
LLC
242,000 7.000%,  1/15/2032
a
251,054
Permian Resources Operating,
LLC, Convertible
108,000 3.250%,  4/1/2028 318,870
Pioneer Natural Resources
Company
120,000 1.900%,  8/15/2030 100,806
Pioneer Natural Resources
Company, Convertible
165,000 0.250%,  5/15/2025 471,999
Plains All American Pipeline, LP
110,000
9.679%,  (TSFR3M +
4.372%), 5/2/2024
c,f,i
109,304
Plains All American Pipeline, LP/
PAA Finance Corporation
206,000 4.650%,  10/15/2025 203,202
Prairie Acquiror, LP
130,000 9.000%,  8/1/2029
a
133,827
Precision Drilling Corporation
230,000 6.875%,  1/15/2029
a
229,573
Range Resources Corporation
140,000 4.750%,  2/15/2030
a
130,529
Rockcliff Energy II, LLC
185,000 5.500%,  10/15/2029
a
173,127
Rockies Express Pipeline, LLC
203,000 4.950%,  7/15/2029
a
189,721
Schlumberger Holdings
Corporation
61,000 4.300%,  5/1/2029
a
59,545
SM Energy Company
61,000 6.625%,  1/15/2027 60,946
135,000 6.500%,  7/15/2028 135,579
Southwestern Energy Company
135,000 5.375%,  3/15/2030 129,932
135,000 4.750%,  2/1/2032 124,275
Suncor Energy, Inc.
87,000 7.150%,  2/1/2032 96,359
Sunoco, LP/Sunoco Finance
Corporation
305,000 5.875%,  3/15/2028 302,082
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
317,000 5.500%,  1/15/2028
a
305,424
Talos Production, Inc.
49,000 9.000%,  2/1/2029
a
52,036

Diversified Income Plus Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.8%) Value
Energy (2.9%) - continued
Targa Resources Partners, LP
$ 233,000 4.875%,  2/1/2031 $ 223,048
Teine Energy, Ltd.
190,000 6.875%,  4/15/2029
a
184,773
TransCanada Trust
313,000 5.875%,  8/15/2076
c
304,121
Transocean, Inc.
180,000 11.500%,  1/30/2027
a
187,599
64,800 8.750%,  2/15/2030
a
67,565
USA Compression Partners, LP/
USA Compression Finance
Corporation
264,000 6.875%,  4/1/2026 263,696
60,000 7.125%,  3/15/2029
a
60,747
Valaris, Ltd.
172,000 8.375%,  4/30/2030
a
177,424
Venture Global Calcasieu Pass,
LLC
273,000 3.875%,  8/15/2029
a
245,740
65,000 6.250%,  1/15/2030
a
65,394
160,000 4.125%,  8/15/2031
a
142,272
Venture Global LNG, Inc.
355,000 8.375%,  6/1/2031
a
366,101
125,000 9.875%,  2/1/2032
a
134,718
Weatherford International, Ltd.
144,000 8.625%,  4/30/2030
a
150,332
Williams Companies, Inc.
164,000 4.900%,  3/15/2029 162,914
98,000 2.600%,  3/15/2031 83,498
Total 18,630,906
Financials (8.8%)
Acrisure, LLC/Acrisure Finance,
Inc.
120,000 6.000%,  8/1/2029
a
110,049
AerCap Holdings NV
220,000 5.875%,  10/10/2079
c
218,423
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
150,000 6.500%,  7/15/2025 151,446
150,000 5.750%,  6/6/2028 152,002
254,000 3.000%,  10/29/2028 229,824
Air Lease Corporation
114,000 2.300%,  2/1/2025 110,708
180,000 4.650%,  6/15/2026
c,i
169,955
98,000 3.125%,  12/1/2030 86,017
Aircastle, Ltd.
205,000 5.250%,  6/15/2026
a,c,i
195,268
98,000 2.850%,  1/26/2028
a
87,969
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
148,000 6.750%,  10/15/2027
a
145,813
119,000 6.750%,  4/15/2028
a
119,840
51,000 5.875%,  11/1/2029
a
47,378
80,000 7.000%,  1/15/2031
a
80,802
Ally Financial, Inc.
145,000 5.750%,  11/20/2025
f
143,956
255,000 4.700%,  5/15/2026
c,i
218,621
98,000 8.000%,  11/1/2031 109,161
50,000 6.700%,  2/14/2033 50,515
American Express Company
190,000 3.550%,  9/15/2026
c,i
175,865
178,000 6.338%,  10/30/2026
c
180,349
222,000 2.550%,  3/4/2027 207,340
Principal
Amount Long-Term Fixed Income (70.8%) Value
Financials (8.8%) - continued
American Homes 4 Rent, LP
$ 97,000 2.375%,  7/15/2031 $ 78,786
American International Group, Inc.
176,000 5.125%,  3/27/2033 175,020
AmWINS Group, Inc.
65,000 6.375%,  2/15/2029
a
65,351
192,000 4.875%,  6/30/2029
a
179,209
Aon North America, Inc.
176,000 5.750%,  3/1/2054 180,436
Arbor Realty Trust, Inc.,
Convertible
17,000 7.500%,  8/1/2025 16,655
Ares Capital Corporation
57,000 4.250%,  3/1/2025 56,065
191,000 2.150%,  7/15/2026 175,878
108,000 5.875%,  3/1/2029 107,677
Arthur J. Gallagher & Company
132,000 5.750%,  7/15/2054 132,181
Assurant, Inc.
128,000 6.100%,  2/27/2026 128,427
Australia & New Zealand Banking
Group, Ltd.
216,000 2.950%,  7/22/2030
a,c
207,551
Aviation Capital Group, LLC
96,000 4.875%,  10/1/2025
a
94,222
Avolon Holdings Funding, Ltd.
195,000 4.250%,  4/15/2026
a
188,199
180,000 5.750%,  3/1/2029
a
179,129
BAC Capital Trust XIV
248,000
5.991%,  (TSFR3M +
0.662%), 4/17/2024
c,i
202,238
Banco Santander Mexico SA
67,000 5.375%,  4/17/2025
a
66,743
Banco Santander SA
82,000 4.750%,  11/12/2026
c,i
71,316
Bank of America Corporation
244,000 4.200%,  8/26/2024 242,532
475,000 6.250%,  9/5/2024
c,i
475,541
240,000 6.100%,  3/17/2025
c,i
240,663
279,000 1.319%,  6/19/2026
c
265,206
225,000 6.125%,  4/27/2027
c,i
225,614
145,000 1.734%,  7/22/2027
c
133,683
186,000 4.376%,  4/27/2028
c
181,572
294,000 3.593%,  7/21/2028
c
279,441
127,000 4.948%,  7/22/2028
c
126,031
145,000 5.819%,  9/15/2029
c
148,674
392,000 3.974%,  2/7/2030
c
371,476
328,000 2.687%,  4/22/2032
c
277,636
144,000 2.572%,  10/20/2032
c
119,466
179,000 2.972%,  2/4/2033
c
152,229
134,000 5.468%,  1/23/2035
c
134,873
92,000 3.846%,  3/8/2037
c
81,334
Bank of Montreal
167,000 5.266%,  12/11/2026 167,739
130,000 5.203%,  2/1/2028 130,963
92,000 3.088%,  1/10/2037
c
75,161
Bank of New York Mellon
Corporation
95,000 6.317%,  10/25/2029
c
100,247
127,000 4.596%,  7/26/2030
c
124,660
91,000 6.474%,  10/25/2034
c
99,097
Bank of Nova Scotia
110,000 4.900%,  6/4/2025
c,i
108,243
98,000 1.050%,  3/2/2026 90,632

Diversified Income Plus Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.8%) Value
Financials (8.8%) - continued
Barclays plc
$ 134,000 2.852%,  5/7/2026
c
$ 129,886
85,000 5.501%,  8/9/2028
c
84,755
145,000 4.972%,  5/16/2029
c
142,103
110,000 6.224%,  5/9/2034
c
113,454
88,000 7.119%,  6/27/2034
c
93,785
Berkshire Hathaway Finance
Corporation
279,000 2.875%,  3/15/2032 246,643
BlackRock Funding, Inc.
88,000 5.250%,  3/14/2054 88,435
Blackstone Mortgage Trust, Inc.,
Convertible
97,000 5.500%,  3/15/2027 87,057
Blue Owl Capital Corporation II
86,000 8.450%,  11/15/2026
a
88,579
Blue Owl Credit Income
Corporation
136,000 4.700%,  2/8/2027 129,019
Blue Owl Technology Finance
Corporation
48,000 4.750%,  12/15/2025
a
46,155
147,000 3.750%,  6/17/2026
a
136,125
Blue Owl Technology Finance
Corporation II
44,000 6.750%,  4/4/2029
a,e
43,454
BNP Paribas SA
141,000 2.819%,  11/19/2025
a,c
138,279
122,000 3.132%,  1/20/2033
a,c
103,826
BPCE SA
114,000 2.375%,  1/14/2025
a
110,989
Bread Financial Holdings, Inc.
97,000 9.750%,  3/15/2029
a
100,946
Bread Financial Holdings, Inc.,
Convertible
146,000 4.250%,  6/15/2028
a,f
169,448
Brixmor Operating Partnership, LP
159,000 2.250%,  4/1/2028 141,188
Brookfield Property REIT, Inc./BPR
Cumulus, LLC/BPR Nimbus,
LLC/GGSI Sellco, LLC
55,000 4.500%,  4/1/2027
a
50,201
Burford Capital Global Finance,
LLC
271,000 9.250%,  7/1/2031
a
286,822
Camden Property Trust
84,000 4.900%,  1/15/2034 81,740
Canadian Imperial Bank of
Commerce
127,000 3.945%,  8/4/2025 124,728
80,000 5.926%,  10/2/2026 81,534
Capital One Financial Corporation
110,000 3.950%,  9/1/2026
c,i
97,710
135,000 3.273%,  3/1/2030
c
121,615
Capital One NA
171,000 2.280%,  1/28/2026
c
165,590
Castlelake Aviation Finance DAC
126,000 5.000%,  4/15/2027
a
121,357
Centene Corporation
361,000 3.000%,  10/15/2030 309,520
Charles Schwab Corporation
440,000 5.375%,  6/1/2025
c,i
436,955
169,000 0.900%,  3/11/2026 155,740
340,000 4.000%,  6/1/2026
c,i
318,095
Principal
Amount Long-Term Fixed Income (70.8%) Value
Financials (8.8%) - continued
$ 84,000 5.875%,  8/24/2026 $ 85,400
126,000 2.000%,  3/20/2028 112,918
87,000 6.136%,  8/24/2034
c
90,758
Citigroup, Inc.
101,000 5.000%,  9/12/2024
c,i
100,376
141,000 3.352%,  4/24/2025
c
140,766
274,000 5.500%,  9/13/2025 273,875
360,000 3.875%,  2/18/2026
c,i
339,758
125,000 4.150%,  11/15/2026
c,i
115,142
338,000 1.122%,  1/28/2027
c
312,605
194,000 1.462%,  6/9/2027
c
178,195
172,000 3.070%,  2/24/2028
c
161,787
90,000 7.375%,  5/15/2028
c,f,i
93,579
175,000 7.625%,  11/15/2028
c,i
183,727
391,000 4.075%,  4/23/2029
c
374,339
87,000 6.174%,  5/25/2034
c
88,348
Citizens Financial Group, Inc.
205,000 4.000%,  10/6/2026
c,i
176,485
CNA Financial Corporation
126,000 3.950%,  5/15/2024 125,730
176,000 5.125%,  2/15/2034 171,238
Coinbase Global, Inc., Convertible
534,000 0.500%,  6/1/2026 584,350
Comerica, Inc.
120,000 5.625%,  7/1/2025
c,i
115,365
48,000 5.982%,  1/30/2030
c
47,423
Commonwealth Bank of Australia
117,000 2.688%,  3/11/2031
a
97,312
Cooperatieve Rabobank UA
111,000 1.339%,  6/24/2026
a,c
105,423
COPT Defense Properties, LP
192,000 2.250%,  3/15/2026 180,527
COPT Defense Properties, LP,
Convertible
86,000 5.250%,  9/15/2028
a
89,268
Corebridge Financial, Inc.
136,000 6.875%,  12/15/2052
c
136,163
87,000 6.050%,  9/15/2033
a
89,620
100,000 5.750%,  1/15/2034 102,019
Credit Acceptance Corporation
226,000 9.250%,  12/15/2028
a
243,081
Credit Agricole SA
196,000 8.125%,  12/23/2025
a,c,i
199,920
98,000 3.250%,  1/14/2030
a
86,987
Credit Suisse Group AG
110,000 7.250%,  9/12/2025
a,c,i,j
12,100
110,000 7.500%,  12/11/2028
*,c,i,j
12,100
Dai-ichi Life Insurance Company,
Ltd.
243,000 5.100%,  10/28/2024
a,c,i
240,793
Deutsche Bank AG/New York, NY
332,000 2.129%,  11/24/2026
c
313,080
150,000 2.311%,  11/16/2027
c
137,139
124,000 6.819%,  11/20/2029
c
129,630
136,000 3.742%,  1/7/2033
c
112,337
Discover Bank
196,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
c
194,975
Discover Financial Services
46,000 6.700%,  11/29/2032 48,624
Diversified Healthcare Trust
93,000 Zero Coupon,  1/15/2026
a
78,951

Diversified Income Plus Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.8%) Value
Financials (8.8%) - continued
Drawbridge Special Opportunities
Fund, LP
$ 410,000 3.875%,  2/15/2026
a
$ 383,316
Elevance Health, Inc.
133,000 5.350%,  10/15/2025 133,070
257,000 2.550%,  3/15/2031 219,565
Enact Holdings, Inc.
149,000 6.500%,  8/15/2025
a
148,970
Encore Capital Group, Inc.,
Convertible
182,000 4.000%,  3/15/2029 170,170
Extra Space Storage, LP
84,000 5.900%,  1/15/2031 86,906
96,000 2.400%,  10/15/2031 78,982
Fairfax Financial Holdings, Ltd.
132,000 6.350%,  3/22/2054
a
134,654
Federal Realty OP, LP, Convertible
218,000 3.250%,  1/15/2029
a
211,569
Fifth Third Bancorp
240,000 4.500%,  9/30/2025
c,i
231,165
86,000 4.772%,  7/28/2030
c
82,790
Fifth Third Bank NA
237,000 3.850%,  3/15/2026 228,237
First Horizon Bank
146,000 5.750%,  5/1/2030
f
138,146
FirstCash, Inc.
158,000 5.625%,  1/1/2030
a
150,142
Five Corners Funding Trust III
100,000 5.791%,  2/15/2033
a
103,096
Fortress Transportation and
Infrastructure Investors, LLC
219,000 6.500%,  10/1/2025
a
218,672
98,000 9.750%,  8/1/2027
a
101,473
15,000 5.500%,  5/1/2028
a
14,534
Freedom Mortgage Corporation
79,000 7.625%,  5/1/2026
a
78,877
64,000 12.000%,  10/1/2028
a
69,760
Freedom Mortgage Holdings, LLC
65,000 9.250%,  2/1/2029
a
66,524
FS KKR Capital Corporation
96,000 3.400%,  1/15/2026 91,101
97,000 2.625%,  1/15/2027
f
87,994
GGAM Finance, Ltd.
81,000 8.000%,  6/15/2028
a
84,591
65,000 6.875%,  4/15/2029
a
65,244
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
239,000 3.750%,  12/15/2027
a
204,509
goeasy, Ltd.
128,000 9.250%,  12/1/2028
a
136,474
Goldman Sachs BDC, Inc.
80,000 6.375%,  3/11/2027 80,596
Goldman Sachs Group, Inc.
183,000 5.500%,  8/10/2024
c,i
181,435
111,000 3.500%,  4/1/2025 108,899
167,000 4.250%,  10/21/2025 163,861
166,000 0.855%,  2/12/2026
c
159,007
124,000 3.650%,  8/10/2026
c,i
113,257
188,000 4.125%,  11/10/2026
c,i
174,498
173,000 1.948%,  10/21/2027
c
159,025
92,000 2.640%,  2/24/2028
c
85,687
185,000 4.482%,  8/23/2028
c
180,862
Principal
Amount Long-Term Fixed Income (70.8%) Value
Financials (8.8%) - continued
$ 196,000 3.814%,  4/23/2029
c
$ 185,802
98,000 3.800%,  3/15/2030 91,777
98,000 2.615%,  4/22/2032
c
82,247
97,000 2.383%,  7/21/2032
c
79,575
Hartford Financial Services Group,
Inc.
98,000 2.800%,  8/19/2029 87,934
HAT Holdings I, LLC/HAT Holdings
II, LLC, Convertible
20,000 Zero Coupon,  5/1/2025
a
20,426
237,000 3.750%,  8/15/2028
a
279,376
HSBC Holdings plc
110,000 6.375%,  3/30/2025
c,i
109,221
141,000 2.633%,  11/7/2025
c
138,232
133,000 1.589%,  5/24/2027
c
122,383
200,000 2.251%,  11/22/2027
c
184,327
273,000 4.583%,  6/19/2029
c
264,923
35,000 4.600%,  12/17/2030
c,i
29,609
117,000 2.804%,  5/24/2032
c
98,150
HUB International, Ltd.
293,000 5.625%,  12/1/2029
a
274,724
80,000 7.375%,  1/31/2032
a
80,539
Huntington Bancshares, Inc./OH
260,000 4.450%,  10/15/2027
c,i
235,611
214,000 5.709%,  2/2/2035
c
213,384
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
112,000 6.375%,  12/15/2025 111,093
125,000 6.250%,  5/15/2026 120,666
179,000 5.250%,  5/15/2027 161,770
ING Groep NV
200,000 1.726%,  4/1/2027
c
185,633
100,000 6.083%,  9/11/2027
c
101,235
Intercontinental Exchange, Inc.
137,000 4.350%,  6/15/2029 133,370
Intesa Sanpaolo SPA
97,000 4.198%,  6/1/2032
a,c
81,096
Invitation Homes Operating
Partnership, LP
145,000 2.000%,  8/15/2031 115,216
J.P. Morgan Chase & Company
75,000
8.868%,  (TSFR3M +
3.562%), 5/1/2024
c,i
74,871
347,000 5.000%,  8/1/2024
c,i
345,867
136,000 4.600%,  2/1/2025
c,i
133,703
111,000 2.083%,  4/22/2026
c
106,955
190,000 3.650%,  6/1/2026
c,i
180,450
277,000 1.045%,  11/19/2026
c
258,273
195,000 1.578%,  4/22/2027
c
180,787
178,000 2.947%,  2/24/2028
c
167,247
294,000 4.005%,  4/23/2029
c
281,805
97,000 2.069%,  6/1/2029
c
86,044
392,000 4.493%,  3/24/2031
c
378,988
92,000 2.963%,  1/25/2033
c
78,552
83,000 4.912%,  7/25/2033
c
81,269
94,000 5.717%,  9/14/2033
c
95,876
83,000 5.350%,  6/1/2034
c
83,320
98,000 6.254%,  10/23/2034
c
104,702
44,000 5.336%,  1/23/2035
c
44,172
J.P. Morgan Chase Bank NA
250,000 5.110%,  12/8/2026 250,718
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
78,000 5.000%,  8/15/2028
a
71,728

Diversified Income Plus Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.8%) Value
Financials (8.8%) - continued
Jefferson Capital Holdings, LLC
$ 65,000 6.000%,  8/15/2026
a
$ 63,780
162,000 9.500%,  2/15/2029
a
165,829
KeyBank NA/Cleveland, OH
147,000 3.900%,  4/13/2029 131,992
166,000 5.000%,  1/26/2033 153,872
Kilroy Realty, LP
127,000 4.250%,  8/15/2029 116,556
63,000 6.250%,  1/15/2036 61,539
Kite Realty Group, LP
44,000 5.500%,  3/1/2034 43,722
Ladder Capital Finance Holdings,
LLLP/Ladder Capital Finance
Corporation
81,000 4.250%,  2/1/2027
a
75,782
136,000 4.750%,  6/15/2029
a
123,628
LD Holdings Group, LLC
59,000 6.125%,  4/1/2028
a
48,894
Lincoln National Corporation
235,000
7.938%,  (TSFR3M +
2.619%), 5/17/2024
c
188,048
Lloyds Banking Group plc
310,000 1.627%,  5/11/2027
c
285,411
M&T Bank Corporation
290,000 3.500%,  9/1/2026
c,i
222,433
Macquarie Airfinance Holdings,
Ltd.
196,000 6.400%,  3/26/2029
a
199,101
Macquarie Group, Ltd.
195,000 1.629%,  9/23/2027
a,c
176,932
Manufacturers & Traders Trust
Company
177,000 4.700%,  1/27/2028 170,540
Marsh & McLennan Companies,
Inc.
88,000 2.375%,  12/15/2031 73,386
MetLife, Inc.
240,000 3.850%,  9/15/2025
c,i
230,689
130,000 5.875%,  3/15/2028
c,i
129,606
182,000 6.400%,  12/15/2036 186,361
Metropolitan Life Global Funding I
159,000 2.950%,  4/9/2030
a
141,049
Mid-America Apartments, LP
196,000 4.200%,  6/15/2028 190,959
Mitsubishi UFJ Financial Group,
Inc.
134,000 1.412%,  7/17/2025 127,435
200,000 1.538%,  7/20/2027
c
184,205
Mizuho Financial Group, Inc.
200,000 1.554%,  7/9/2027
c
183,877
200,000 2.564%,  9/13/2031 163,722
88,000 5.748%,  7/6/2034
c
90,874
Molina Healthcare, Inc.
200,000 4.375%,  6/15/2028
a
188,006
Morgan Stanley
114,000 2.720%,  7/22/2025
c
112,849
192,000 1.164%,  10/21/2025
c
186,949
78,000 5.000%,  11/24/2025 77,518
226,000 2.188%,  4/28/2026
c
218,034
148,000 6.138%,  10/16/2026
c
149,693
196,000 1.593%,  5/4/2027
c
181,299
193,000 1.512%,  7/20/2027
c
177,136
65,000 5.123%,  2/1/2029
c
64,842
294,000 3.622%,  4/1/2031
c
269,634
Principal
Amount Long-Term Fixed Income (70.8%) Value
Financials (8.8%) - continued
$ 92,000 2.943%,  1/21/2033
c
$ 78,193
85,000 4.889%,  7/20/2033
c
82,440
88,000 5.250%,  4/21/2034
c
87,312
102,000 5.424%,  7/21/2034
c
102,316
185,000 2.484%,  9/16/2036
c
146,314
MPT Operating Partnership, LP/
MPT Finance Corporation
216,000 5.250%,  8/1/2026
f
197,732
2,000 4.625%,  8/1/2029 1,535
Nasdaq, Inc.
80,000 5.350%,  6/28/2028 81,032
Nationstar Mortgage Holdings,
Inc.
198,000 6.000%,  1/15/2027
a
195,191
NatWest Group plc
98,000 4.892%,  5/18/2029
c
95,921
146,000 3.754%,  11/1/2029
c
143,521
225,000 6.475%,  6/1/2034
c
228,710
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
94,000 4.500%,  9/30/2028
a
80,452
New York Life Global Funding
83,000 4.550%,  1/28/2033
a
80,068
89,000 5.000%,  1/9/2034
a
88,050
Nippon Life Insurance Company
480,000 5.100%,  10/16/2044
a,c
476,766
NNN REIT, Inc.
98,000 2.500%,  4/15/2030 83,862
Nomura Holdings, Inc.
145,000 2.172%,  7/14/2028 127,590
Northern Trust Corporation
138,000 4.000%,  5/10/2027 134,445
Office Properties Income Trust
84,000 2.650%,  6/15/2026 48,532
Omega Healthcare Investors, Inc.
95,000 4.750%,  1/15/2028 91,717
98,000 3.375%,  2/1/2031 83,649
OneMain Finance Corporation
263,000 3.500%,  1/15/2027 244,143
70,000 3.875%,  9/15/2028 62,445
Osaic Holdings, Inc.
47,000 10.750%,  8/1/2027
a
48,593
Panther Escrow Issuer, LLC
226,000 7.125%,  6/1/2031
a,e
229,776
Park Intermediate Holdings, LLC
309,000 4.875%,  5/15/2029
a
287,346
Pebblebrook Hotel Trust,
Convertible
502,000 1.750%,  12/15/2026 450,244
Pine Street Trust I
98,000 4.572%,  2/15/2029
a
93,141
PNC Bank NA
98,000 2.700%,  10/22/2029 85,088
PNC Financial Services Group,
Inc.
179,000 5.671%,  10/28/2025
c
178,967
180,000 3.400%,  9/15/2026
c,i
157,327
131,000 6.200%,  9/15/2027
c,i
130,659
77,000 5.582%,  6/12/2029
c
77,938
180,000 6.250%,  3/15/2030
c,i
174,451
87,000 6.875%,  10/20/2034
c
95,268
PRA Group, Inc.
40,000 7.375%,  9/1/2025
a
39,929

Diversified Income Plus Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.8%) Value
Financials (8.8%) - continued
$ 243,000 8.375%,  2/1/2028
a
$ 241,834
Principal Life Global Funding II
146,000 1.250%,  8/16/2026
a
132,629
Prologis Targeted US Logistics
Fund, LP
128,000 5.250%,  4/1/2029
a
127,633
Prologis, LP
107,000 5.250%,  3/15/2054 105,083
66,000 3.375%,  12/15/2027 62,634
Provident Financing Trust I
112,000 7.405%,  3/15/2038 123,054
Prudential Financial, Inc.
90,000 5.125%,  3/1/2052
c
84,361
138,000 6.750%,  3/1/2053
c
143,545
309,000 6.500%,  3/15/2054
c
313,272
120,000 3.700%,  10/1/2050
c
104,891
Public Storage Operating
Company
93,000 5.100%,  8/1/2033 93,404
QBE Insurance Group, Ltd.
100,000 5.875%,  5/12/2025
a,c,f,i
98,987
Quicken Loans, LLC
156,000 3.875%,  3/1/2031
a
135,907
Realty Income Corporation
96,000 4.875%,  6/1/2026 95,415
163,000 3.200%,  1/15/2027 154,108
112,000 3.950%,  8/15/2027 108,544
Redwood Trust, Inc., Convertible
27,000 7.750%,  6/15/2027 25,852
Regency Centers, LP
135,000 5.250%,  1/15/2034 134,486
Regions Financial Corporation
85,000 2.250%,  5/18/2025 81,725
145,000 5.750%,  6/15/2025
c,i
142,843
Reinsurance Group of America,
Inc.
87,000 6.000%,  9/15/2033 90,220
RGA Global Funding
83,000 5.500%,  1/11/2031
a
83,228
RHP Hotel Properties, LP/RHP
Finance Corporation
155,000 7.250%,  7/15/2028
a
159,621
RLJ Lodging Trust, LP
97,000 3.750%,  7/1/2026
a
92,374
217,000 4.000%,  9/15/2029
a
191,290
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
240,000 3.625%,  3/1/2029
a
215,891
Santander Holdings USA, Inc.
196,000 3.450%,  6/2/2025 190,524
90,000 2.490%,  1/6/2028
c
81,793
Santander UK Group Holdings plc
200,000 1.673%,  6/14/2027
c
182,955
Service Properties Trust
72,000 7.500%,  9/15/2025 72,971
39,000 5.250%,  2/15/2026 37,728
88,000 8.625%,  11/15/2031
a
93,846
Simon Property Group, LP
159,000 2.650%,  7/15/2030 138,857
87,000 6.250%,  1/15/2034 93,033
SLM Corporation
100,000 4.200%,  10/29/2025 97,584
Principal
Amount Long-Term Fixed Income (70.8%) Value
Financials (8.8%) - continued
Societe Generale SA
$ 141,000 2.625%,  10/16/2024
a
$ 138,575
133,000 1.488%,  12/14/2026
a,c
123,556
200,000 8.500%,  3/25/2034
a,c,i
199,000
Standard Chartered plc
105,000 6.000%,  7/26/2025
a,c,i
103,549
131,000 2.608%,  1/12/2028
a,c
120,734
Starwood Property Trust, Inc.,
Convertible
201,000 6.750%,  7/15/2027 213,060
State Street Corporation
78,000 5.272%,  8/3/2026 78,421
88,000 6.700%,  3/15/2029
c,i
89,296
91,000 4.421%,  5/13/2033
c
86,895
Sumitomo Life Insurance Company
265,000 3.375%,  4/15/2081
a,c
229,305
Sumitomo Mitsui Financial Group,
Inc.
131,000 2.174%,  1/14/2027 121,318
200,000 5.716%,  9/14/2028 205,635
147,000 2.142%,  9/23/2030 121,759
132,000 5.766%,  1/13/2033 137,540
Sumitomo Mitsui Trust Bank, Ltd.
111,000 1.050%,  9/12/2025
a
104,399
Summit Hotel Properties, Inc.,
Convertible
203,000 1.500%,  2/15/2026 180,771
Synchrony Financial
115,000 4.250%,  8/15/2024 114,258
82,000 7.250%,  2/2/2033 81,410
Synovus Bank
87,000 5.625%,  2/15/2028 84,486
Toronto-Dominion Bank
125,000 8.125%,  10/31/2082
c
131,107
87,000 5.156%,  1/10/2028 87,558
124,000 5.523%,  7/17/2028 126,638
91,000 4.456%,  6/8/2032
f
87,149
Truist Bank
99,000 2.250%,  3/11/2030 82,392
Truist Financial Corporation
160,000 6.047%,  6/8/2027
c
162,160
80,000 1.887%,  6/7/2029
c
69,442
315,000 5.100%,  3/1/2030
c,i
293,025
129,000 5.711%,  1/24/2035
c
129,557
U.S. Bancorp
136,000 5.727%,  10/21/2026
c
136,736
127,000 4.548%,  7/22/2028
c
124,471
42,000 5.836%,  6/12/2034
c
42,809
125,000 5.678%,  1/23/2035
c
126,216
UBS Group AG
117,000 2.593%,  9/11/2025
a,c
115,337
169,000 2.193%,  6/5/2026
a,c
162,027
200,000 4.875%,  2/12/2027
a,c,i
183,643
200,000 6.327%,  12/22/2027
a,c
204,310
191,000 3.869%,  1/12/2029
a,c
180,616
UDR, Inc.
193,000 3.000%,  8/15/2031 167,529
United Wholesale Mortgage, LLC
61,000 5.500%,  11/15/2025
a
60,450
156,000 5.500%,  4/15/2029
a
147,545
UnitedHealth Group, Inc.
264,000 5.375%,  4/15/2054 268,502
185,000 4.200%,  5/15/2032 175,815

Diversified Income Plus Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.8%) Value
Financials (8.8%) - continued
USB Realty Corporation
$ 146,000
6.723%,  (TSFR3M +
1.409%), 1/15/2027
a,c,i
$ 112,368
Ventas Realty, LP
110,000 3.750%,  5/1/2024 109,811
Ventas Realty, LP, Convertible
255,000 3.750%,  6/1/2026
a
254,490
Vornado Realty, LP
58,000 3.400%,  6/1/2031 45,902
Wells Fargo & Company
233,000 2.406%,  10/30/2025
c
228,562
335,000 3.900%,  3/15/2026
c,i
318,728
169,000 2.188%,  4/30/2026
c
162,752
220,000
6.076%,  (TSFR3M +
0.762%), 1/15/2027
c
214,334
89,000 3.526%,  3/24/2028
c
84,709
196,000 3.584%,  5/22/2028
c
186,340
127,000 4.808%,  7/25/2028
c
125,135
180,000 7.625%,  9/15/2028
c,i
192,367
196,000 4.478%,  4/4/2031
c
187,673
62,000 5.389%,  4/24/2034
c
61,614
88,000 5.557%,  7/25/2034
c
88,340
101,000 6.491%,  10/23/2034
c
108,330
357,000 5.499%,  1/23/2035
c
357,840
Wells Fargo Bank NA
161,000 4.811%,  1/15/2026 160,173
Welltower OP, LLC, Convertible
383,000 2.750%,  5/15/2028
a
426,317
Westpac Banking Corporation
147,000 4.110%,  7/24/2034
c
135,778
Willis North America, Inc.
88,000 5.900%,  3/5/2054 89,086
196,000 4.500%,  9/15/2028 190,965
XHR, LP
97,000 6.375%,  8/15/2025
a
97,123
109,000 4.875%,  6/1/2029
a
100,920
Total 57,215,972
Foreign Government (<0.1%)
NBN Company, Ltd.
171,000 2.625%,  5/5/2031
a
145,457
Total 145,457
Mortgage-Backed Securities (21.6%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
338,221 2.000%,  1/1/2052 270,964
5,654,538 2.500%,  5/1/2051 4,722,758
3,913,687 3.500%,  5/1/2052 3,504,460
2,581,736 4.000%,  5/1/2052 2,410,355
6,247,137 3.500%,  6/1/2052 5,597,862
4,908,196 5.000%,  7/1/2053 4,820,204
6,146,804 5.500%,  7/1/2053 6,160,575
336,394 5.000%,  8/1/2053 331,414
1,167,080 5.500%,  9/1/2053 1,172,151
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
2,889,458 2.500%,  7/1/2030 2,716,113
Principal
Amount Long-Term Fixed Income (70.8%) Value
Mortgage-Backed Securities (21.6%) -
continued
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
$ 2,500,000 4.500%,  4/1/2039
e
$ 2,461,218
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
3,076,074 3.500%,  5/1/2040 2,878,680
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
6,259,101 3.000%,  1/1/2052 5,428,949
796,182 2.000%,  2/1/2051 638,048
484,441 2.000%,  2/1/2051 388,223
3,576,004 2.500%,  2/1/2051 2,958,079
2,978,281 2.500%,  2/1/2051 2,485,973
6,893,753 2.000%,  3/1/2051 5,476,321
4,043,243 4.000%,  3/1/2051 3,814,686
6,596,016 3.000%,  3/1/2052 5,692,577
232,761 5.000%,  3/1/2053 227,147
5,405,375 2.000%,  4/1/2051 4,302,502
3,830,648 3.000%,  4/1/2051 3,313,983
3,985,085 3.000%,  5/1/2050 3,467,729
940,043 2.000%,  5/1/2051 749,706
2,284,317 3.000%,  5/1/2051 2,005,644
2,451,335 3.000%,  6/1/2050 2,164,024
1,110,175 4.000%,  6/1/2052 1,029,686
3,011,874 5.000%,  6/1/2053 2,964,340
5,272,108 2.500%,  7/1/2051 4,418,610
2,643,100 3.500%,  7/1/2051 2,401,779
3,196,311 4.000%,  7/1/2052 2,964,752
1,142,508 2.500%,  8/1/2050 964,689
4,885,891 3.500%,  8/1/2050 4,450,608
2,826,469 4.500%,  8/1/2052 2,702,327
459,043 5.000%,  8/1/2053 451,798
3,483,488 3.500%,  9/1/2052 3,135,453
1,345,328 3.500%,  9/1/2052
e
1,210,917
407,699 5.000%,  9/1/2052 398,769
2,929,010 4.500%,  9/1/2053 2,793,540
812,137 4.500%,  9/1/2053 778,492
4,287,037 4.000%,  10/1/2052 3,984,896
906,704 2.000%,  11/1/2051 724,074
3,750,187 2.000%,  12/1/2050 3,000,742
12,456,402 4.500%,  12/1/2052 11,949,467
200,000 5.500%,  4/1/2042
e
199,007
200,000 4.500%,  4/1/2049
e
190,445
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
5,939,119 2.500%,  3/1/2062 4,753,430
2,296,061 3.500%,  7/1/2061 2,015,069
2,210,473 4.000%,  12/1/2061 2,022,211
Total 139,665,446
Technology (2.5%)
Advanced Micro Devices, Inc.
90,000 3.924%,  6/1/2032 84,642
Akamai Technologies, Inc.,
Convertible
84,000 0.125%,  5/1/2025 99,078
341,000 0.375%,  9/1/2027 358,902
144,000 1.125%,  2/15/2029
a
147,672

Diversified Income Plus Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.8%) Value
Technology (2.5%) - continued
Analog Devices, Inc.
$ 48,000 2.100%,  10/1/2031 $ 39,807
Apple, Inc.
183,000 1.650%,  2/8/2031 151,971
444,000 3.750%,  9/12/2047 366,051
AthenaHealth Group, Inc.
277,000 6.500%,  2/15/2030
a,f
253,349
Block, Inc., Convertible
91,000 0.125%,  3/1/2025 93,047
496,000 0.250%,  11/1/2027 413,416
Broadcom Corporation/Broadcom
Cayman Finance, Ltd.
147,000 3.875%,  1/15/2027 142,506
Broadcom, Inc.
89,000 4.000%,  4/15/2029
a
84,780
Cisco Systems, Inc.
176,000 5.350%,  2/26/2064 180,375
Cloud Software Group, Inc.
422,000 6.500%,  3/31/2029
a
400,462
156,000 9.000%,  9/30/2029
a
149,622
CommScope, Inc.
130,000 7.125%,  7/1/2028
a
51,424
Consensus Cloud Solutions, Inc.
40,000 6.000%,  10/15/2026
a
38,018
CoreLogic, Inc.
48,000 4.500%,  5/1/2028
a
43,040
CSG Systems International, Inc.,
Convertible
244,000 3.875%,  9/15/2028
a
240,120
Dayforce, Inc., Convertible
122,000 0.250%,  3/15/2026 111,630
Dell International, LLC/EMC
Corporation
62,000 5.300%,  10/1/2029 62,761
Dell, Inc.
118,000 6.500%,  4/15/2038 126,414
Euronet Worldwide, Inc.,
Convertible
203,000 0.750%,  3/15/2049
f
196,808
Fiserv, Inc.
156,000 2.750%,  7/1/2024 154,837
172,000 5.350%,  3/15/2031 174,005
43,000 5.600%,  3/2/2033 43,839
172,000 5.450%,  3/15/2034 174,204
Gen Digital, Inc.
7,000 6.750%,  9/30/2027
a
7,100
97,000 7.125%,  9/30/2030
a
99,662
Global Payments, Inc.
106,000 5.950%,  8/15/2052 105,748
52,000 2.650%,  2/15/2025 50,659
137,000 4.950%,  8/15/2027 135,905
98,000 3.200%,  8/15/2029 88,047
Global Payments, Inc., Convertible
463,000 1.500%,  3/1/2031
a
489,391
IBM International Capital Private,
Ltd.
137,000 5.300%,  2/5/2054 133,779
II-VI, Inc.
83,000 5.000%,  12/15/2029
a
78,173
Intel Corporation
172,000 5.600%,  2/21/2054 175,250
174,000 5.125%,  2/10/2030 176,646
Principal
Amount Long-Term Fixed Income (70.8%) Value
Technology (2.5%) - continued
InterDigital, Inc., Convertible
$ 381,000 3.500%,  6/1/2027 $ 546,219
Iron Mountain, Inc.
655,000 4.875%,  9/15/2027
a
633,281
220,000 4.500%,  2/15/2031
a
198,492
Jabil, Inc.
88,000 5.450%,  2/1/2029 88,443
Lumentum Holdings, Inc.,
Convertible
591,000 0.500%,  6/15/2028
f
456,114
108,000 1.500%,  12/15/2029
a
101,469
Marvell Technology, Inc.
98,000 2.950%,  4/15/2031 84,664
Mastercard, Inc.
90,000 2.000%,  11/18/2031 74,385
McAfee Corporation
81,000 7.375%,  2/15/2030
a
74,281
Microchip Technology, Inc.
55,000 5.050%,  3/15/2029 55,008
Microchip Technology, Inc.,
Convertible
453,000 0.125%,  11/15/2024
f
480,633
Micron Technology, Inc.
101,000 5.300%,  1/15/2031 101,584
Moody's Corporation
94,000 4.250%,  8/8/2032 89,431
NCR Atleos Corporation
65,000 9.500%,  4/1/2029
a
69,525
NCR Voyix Corporation
293,000 5.125%,  4/15/2029
a
271,744
Neptune Bidco US, Inc.
164,000 9.290%,  4/15/2029
a
155,074
Newfold Digital Holdings Group,
Inc.
48,000 11.750%,  10/15/2028
a
51,956
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
56,000 2.700%,  5/1/2025 54,342
98,000 4.300%,  6/18/2029 94,432
ON Semiconductor Corporation,
Convertible
321,000 Zero Coupon,  5/1/2027 471,388
23,000 0.500%,  3/1/2029 22,632
Open Text Corporation
199,000 3.875%,  12/1/2029
a
177,309
200,000 4.125%,  2/15/2030
a
179,175
Oracle Corporation
312,000 6.900%,  11/9/2052 359,004
93,000 6.150%,  11/9/2029 98,016
245,000 2.950%,  4/1/2030 218,013
133,000 6.250%,  11/9/2032 142,302
PayPal Holdings, Inc.
97,000 2.850%,  10/1/2029 87,718
113,000 2.300%,  6/1/2030 97,466
Pitney Bowes, Inc.
40,000 6.875%,  3/15/2027
a
36,525
Progress Software Corporation,
Convertible
114,000 1.000%,  4/15/2026 117,990
PTC, Inc.
160,000 3.625%,  2/15/2025
a
156,659
145,000 4.000%,  2/15/2028
a
135,512

Diversified Income Plus Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.8%) Value
Technology (2.5%) - continued
RingCentral, Inc.
$ 167,000 8.500%,  8/15/2030
a
$ 173,636
S&P Global, Inc.
90,000 2.900%,  3/1/2032 78,433
Salesforce.com, Inc.
249,000 1.950%,  7/15/2031 206,698
Seagate HDD Cayman
104,000 8.500%,  7/15/2031
a,f
112,389
184,000 9.625%,  12/1/2032 209,631
Semtech Corporation, Convertible
184,000 1.625%,  11/1/2027 180,890
44,000 4.000%,  11/1/2028
a
66,976
Sensata Technologies BV
225,000 4.000%,  4/15/2029
a
205,445
Sensata Technologies, Inc.
223,000 3.750%,  2/15/2031
a
192,895
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
100,000 4.625%,  11/1/2026
a
96,685
SS&C Technologies, Inc.
229,000 5.500%,  9/30/2027
a
223,906
Texas Instruments, Inc.
88,000 5.150%,  2/8/2054 88,338
UKG, Inc.
162,000 6.875%,  2/1/2031
a
165,034
Verint Systems, Inc., Convertible
289,000 0.250%,  4/15/2026 270,937
Viavi Solutions, Inc.
224,000 3.750%,  10/1/2029
a
192,190
Viavi Solutions, Inc., Convertible
158,000 1.625%,  3/15/2026 153,260
Vishay Intertechnology, Inc.,
Convertible
444,000 2.250%,  9/15/2030
a
424,020
VMware, LLC
194,000 1.400%,  8/15/2026 177,172
123,000 2.200%,  8/15/2031 100,096
Western Digital Corporation,
Convertible
486,000 3.000%,  11/15/2028
a
712,233
Xerox Holdings Corporation
20,000 5.000%,  8/15/2025
a
19,735
119,000 5.500%,  8/15/2028
a
108,346
Xilinx, Inc.
52,000 2.375%,  6/1/2030 45,119
Ziff Davis, Inc., Convertible
351,000 1.750%,  11/1/2026 332,116
Total 16,440,106
Transportation (0.6%)
Air Transport Services Group, Inc.,
Convertible
221,000 3.875%,  8/15/2029
a,f
182,830
American Airlines Group, Inc.
67,000 3.750%,  3/1/2025
a
65,140
American Airlines, Inc.
113,000 8.500%,  5/15/2029
a
119,380
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
490,500 5.500%,  4/20/2026
a
487,160
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
101,000 5.375%,  3/1/2029
a,f
94,131
Principal
Amount Long-Term Fixed Income (70.8%) Value
Transportation (0.6%) - continued
Canadian Pacific Railway
Company
$ 185,000 1.750%,  12/2/2026 $ 169,924
Delta Air Lines, Inc.
181,000 4.375%,  4/19/2028 175,617
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
129,906 4.500%,  10/20/2025
a
128,584
ERAC USA Finance, LLC
123,000 3.850%,  11/15/2024
a
121,643
179,000 5.200%,  10/30/2034
a
178,471
Hawaiian Brand Intellectual
Property, Ltd.
128,000 5.750%,  1/20/2026
a
120,122
Hertz Corporation
90,000 4.625%,  12/1/2026
a
81,679
99,000 5.000%,  12/1/2029
a,f
76,504
Mileage Plus Holdings, LLC
161,200 6.500%,  6/20/2027
a
162,090
Norfolk Southern Corporation
136,000 4.450%,  3/1/2033 130,469
Penske Truck Leasing Company,
LP/PTL Finance Corporation
111,000 1.200%,  11/15/2025
a
103,549
51,000 5.750%,  5/24/2026
a
51,369
96,000 1.700%,  6/15/2026
a
88,539
Rand Parent, LLC
202,000 8.500%,  2/15/2030
a,f
200,033
RXO, Inc.
233,000 7.500%,  11/15/2027
a
239,116
Ryder System, Inc.
81,000 2.850%,  3/1/2027 75,928
Southwest Airlines Company
100,000 5.125%,  6/15/2027 99,803
Southwest Airlines Company,
Convertible
441,000 1.250%,  5/1/2025 446,292
Spirit Loyalty Cayman, Ltd.
57,000 8.000%,  9/20/2025
a
43,270
Stena International SA
129,000 7.250%,  1/15/2031
a
128,671
United Airlines, Inc.
219,000 4.375%,  4/15/2026
a
211,716
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
52,000 7.875%,  5/1/2027
a
43,962
243,000 6.375%,  2/1/2030
a,f
179,121
Total 4,205,113
U.S. Government & Agencies (6.8%)
U.S. Treasury Bonds
14,100,000 3.625%,  5/15/2053 12,388,172
7,400,000 4.750%,  11/15/2053 7,899,500
U.S. Treasury Notes
2,800,000 5.000%,  10/31/2025 2,807,875
10,000,000 4.250%,  12/31/2025 9,917,578
9,200,000 4.125%,  7/31/2028 9,142,500
1,704,000 3.375%,  5/15/2033 1,596,302
Total 43,751,927
Utilities (2.3%)
AEP Texas, Inc.
92,000 4.700%,  5/15/2032 87,806

Diversified Income Plus Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.8%) Value
Utilities (2.3%) - continued
AES Corporation
$ 156,000 3.950%,  7/15/2030
a
$ 141,880
Algonquin Power & Utilities
Corporation
110,000 4.750%,  1/18/2082
c
96,971
Alliant Energy Corporation,
Convertible
174,000 3.875%,  3/15/2026 171,129
Ameren Corporation
98,000 1.750%,  3/15/2028 86,522
American Electric Power
Company, Inc.
84,000 5.200%,  1/15/2029 84,197
98,000 2.300%,  3/1/2030 83,375
44,000 5.625%,  3/1/2033 44,671
American Water Capital
Corporation
129,000 5.450%,  3/1/2054 130,100
American Water Capital
Corporation, Convertible
203,000 3.625%,  6/15/2026
a
198,230
Arizona Public Service Company
87,000 5.550%,  8/1/2033 87,979
Atmos Energy Corporation
86,000 5.900%,  11/15/2033 91,229
Calpine Corporation
191,000 4.500%,  2/15/2028
a
181,158
CenterPoint Energy, Inc.
105,000 2.500%,  9/1/2024 103,643
95,000 1.450%,  6/1/2026 87,733
146,000 2.650%,  6/1/2031 123,659
CenterPoint Energy, Inc.,
Convertible
328,000 4.250%,  8/15/2026
a
324,884
CMS Energy Corporation,
Convertible
234,000 3.375%,  5/1/2028
a
230,139
Constellation Energy Generation,
LLC
132,000 5.750%,  3/15/2054 132,221
90,000 5.800%,  3/1/2033 92,768
Dominion Energy, Inc.
110,000 3.071%,  8/15/2024 108,812
165,000 4.350%,  1/15/2027
c,i
154,467
98,000 3.375%,  4/1/2030 89,062
DTE Energy Company
138,000 4.220%,  11/1/2024 136,726
80,000 4.875%,  6/1/2028 79,095
Duke Energy Carolinas, LLC
272,000 5.400%,  1/15/2054 270,689
Duke Energy Corporation
180,000 3.250%,  1/15/2082
c
159,954
110,000 4.875%,  9/16/2024
c,i
109,041
187,000 2.450%,  6/1/2030 161,049
93,000 4.500%,  8/15/2032 88,160
95,000 5.750%,  9/15/2033 97,589
Duke Energy Corporation,
Convertible
545,000 4.125%,  4/15/2026
a
538,460
Duke Energy Ohio, Inc.
88,000 5.550%,  3/15/2054 87,771
Edison International
88,000 7.875%,  6/15/2054
c
90,405
118,000 4.950%,  4/15/2025 117,050
Principal
Amount Long-Term Fixed Income (70.8%) Value
Utilities (2.3%) - continued
$ 180,000 5.000%,  12/15/2026
c,i
$ 170,532
Enel Finance International NV
200,000 1.375%,  7/12/2026
a
182,953
Entergy Corporation
111,000 0.900%,  9/15/2025 104,045
97,000 1.900%,  6/15/2028 85,600
Evergy, Inc.
106,000 2.450%,  9/15/2024 104,348
Evergy, Inc., Convertible
342,000 4.500%,  12/15/2027
a
347,643
Eversource Energy
154,000 4.600%,  7/1/2027 151,361
Exelon Corporation
349,000 5.600%,  3/15/2053 348,350
98,000 4.050%,  4/15/2030 92,422
Fells Point Funding Trust
165,000 3.046%,  1/31/2027
a
154,806
FirstEnergy Corporation,
Convertible
589,000 4.000%,  5/1/2026
a
585,466
Georgia Power Company
54,000 4.950%,  5/17/2033 53,243
ITC Holdings Corporation
93,000 4.950%,  9/22/2027
a
92,333
Jersey Central Power & Light
Company
185,000 2.750%,  3/1/2032
a
153,718
MidAmerican Energy Company
357,000 5.300%,  2/1/2055 353,144
National Rural Utilities Cooperative
Finance Corporation
89,000 4.850%,  2/7/2029 88,923
NextEra Energy Capital Holdings,
Inc.
100,000 3.800%,  3/15/2082
c
90,723
87,000 6.051%,  3/1/2025 87,331
129,000 5.749%,  9/1/2025 129,554
98,000 2.250%,  6/1/2030 83,444
NextEra Energy Operating
Partners, LP
296,000 3.875%,  10/15/2026
a
276,054
NextEra Energy Partners, LP,
Convertible
72,000 Zero Coupon,  6/15/2024
a
70,920
438,000 Zero Coupon,  11/15/2025
a,f
388,725
NiSource, Inc.
98,000 2.950%,  9/1/2029 88,507
Northern States Power Company/
MN
88,000 5.400%,  3/15/2054 88,618
NRG Energy, Inc.
111,000 2.000%,  12/2/2025
a
104,177
128,000 10.250%,  3/15/2028
a,c,i
137,307
73,000 3.375%,  2/15/2029
a
64,855
135,000 5.250%,  6/15/2029
a
129,062
NRG Energy, Inc., Convertible
392,000 2.750%,  6/1/2048 648,564
Pacific Gas and Electric Company
88,000 6.750%,  1/15/2053 95,855
172,000 5.550%,  5/15/2029 173,502
176,000 6.950%,  3/15/2034 192,678
PG&E Corporation
268,000 5.000%,  7/1/2028 258,101

Diversified Income Plus Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (70.8%) Value
Utilities (2.3%) - continued
PG&E Corporation, Convertible
$ 464,000 4.250%,  12/1/2027
a
$ 466,088
PPL Capital Funding, Inc.,
Convertible
342,000 2.875%,  3/15/2028 327,294
Public Service Enterprise Group,
Inc.
87,000 5.875%,  10/15/2028 89,578
98,000 1.600%,  8/15/2030 79,116
San Diego Gas & Electric
Company
88,000 5.550%,  4/15/2054 89,265
Sempra
240,000 4.875%,  10/15/2025
c,i
234,827
Southern California Edison
Company
46,000 5.950%,  11/1/2032 48,238
Southern Company
92,000 4.475%,  8/1/2024 91,542
112,000 5.700%,  10/15/2032 115,454
111,000 4.000%,  1/15/2051
c
106,711
317,000 3.750%,  9/15/2051
c
296,332
Southern Company, Convertible
552,000 3.875%,  12/15/2025 549,240
TerraForm Power Operating, LLC
315,000 5.000%,  1/31/2028
a
300,010
Virginia Electric and Power
Company
119,000 5.350%,  1/15/2054 116,646
Vistra Operations Company, LLC
184,000 5.125%,  5/13/2025
a
182,373
489,000 5.000%,  7/31/2027
a
473,512
Xcel Energy, Inc.
98,000 4.000%,  6/15/2028 93,407
138,000 4.600%,  6/1/2032 129,769
Total 14,834,890
Total Long-Term Fixed Income
(cost $474,420,038) 458,607,417
Shares Common Stock ( 14 .6% ) Value
Communications Services (0.9%)
3,374 Alphabet, Inc., Class A
k
509,238
10,702 Alphabet, Inc., Class C
k
1,629,486
9,419 Comcast Corporation 408,314
1,524 Electronic Arts, Inc. 202,189
437 Emerald Holding, Inc.
k
2,976
3,659 Meta Platforms, Inc. 1,776,737
208 Netflix, Inc.
k
126,325
6,998 QuinStreet, Inc.
k
123,585
2,308 Tripadvisor, Inc.
k
64,139
13,670 Verizon Communications, Inc. 573,593
13,730 Warner Brothers Discovery, Inc.
k
119,863
4,674 Windstream Services, LLC
k
44,403
1,677 Ziff Davis, Inc.
k
105,718
Total 5,686,566
Consumer Discretionary (1.6%)
12,037 Amazon.com, Inc.
k
2,171,234
2,401 Aptiv plc
k
191,240
1,054 Bloomin' Brands, Inc. 30,229
147 Booking Holdings, Inc. 533,298
973 Boot Barn Holdings, Inc.
k
92,581
1,747 Brunswick Corporation 168,620
Shares Common Stock (14.6%) Value
Consumer Discretionary (1.6%) - continued
93 Chipotle Mexican Grill, Inc.
k
$ 270,330
3,289 Columbia Sportswear Company 267,001
9,937 Cooper-Standard Holdings, Inc.
k
164,557
2,027 Crocs, Inc.
k
291,483
1,000 D.R. Horton, Inc. 164,550
2,921 eBay, Inc. 154,170
1,105 Expedia Group, Inc.
k
152,214
994 Ford Motor Company 13,200
1,805 Garmin, Ltd. 268,710
825 Grand Canyon Education, Inc.
k
112,373
1,890 Hilton Worldwide Holdings, Inc. 403,156
1,219 Home Depot, Inc. 467,608
1,337 Lowe's Companies, Inc. 340,574
402 Lululemon Athletica, Inc.
k
157,041
1,281 McDonald's Corporation 361,178
535 Meritage Homes Corporation 93,871
10,678 Mobileye Global, Inc.
k
343,298
83 NVR, Inc.
k
672,297
286 O'Reilly Automotive, Inc.
k
322,860
58 Ross Stores, Inc. 8,512
1,254 Savers Value Village, Inc.
k
24,177
4,237 SharkNinja, Inc. 263,923
5,600 Skyline Champion Corporation
k
476,056
2,911 Sony Group Corporation ADR
f
249,589
2,215 Starbucks Corporation 202,429
7,621 Stoneridge, Inc.
k
140,531
3,416 Tesla, Inc.
k
600,499
1,053 Texas Roadhouse, Inc. 162,657
18,164 ThredUp, Inc.
k
36,328
1,466 Yum China Holding, Inc. 58,332
Total 10,430,706
Consumer Staples (0.8%)
4,890 Altria Group, Inc. 213,302
7,090 BJ's Wholesale Club Holdings,
Inc.
k
536,358
599 Casey's General Stores, Inc. 190,752
7,682 Coca-Cola Company 469,985
95 Costco Wholesale Corporation 69,600
17,388 Coty, Inc.
k
207,960
2,220 John B. Sanfilippo & Son, Inc. 235,142
10,848 Kenvue, Inc. 232,798
2,709 Lamb Weston Holdings, Inc. 288,590
1,142 Lancaster Colony Corporation 237,113
4,799 Philip Morris International, Inc. 439,684
5,531 Pilgrim's Pride Corporation
k
189,824
1,346 Procter & Gamble Company 218,389
4,283 Sysco Corporation 347,694
4,536 Turning Point Brands, Inc. 132,905
5,278 Tyson Foods, Inc. 309,977
13,200 Walmart, Inc. 794,244
Total 5,114,317
Energy (0.8%)
152 Baker Hughes Company 5,092
6,111 Chesapeake Energy Corporation 542,840
263 Chevron Corporation 41,486
3,508 ConocoPhillips 446,498
10,875 Devon Energy Corporation 545,708
11,376 Enterprise Products Partners, LP 331,952
2,288 EOG Resources, Inc. 292,498
5,521 Exxon Mobil Corporation 641,761
8,648 Halliburton Company 340,904
1,218 Marathon Petroleum Corporation 245,427
2,012 Matador Resources Company 134,341

Diversified Income Plus Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (14.6%) Value
Energy (0.8%) - continued
19,187 NOV, Inc. $ 374,530
1,327 Permian Resources Corporation 23,435
1,532 Pioneer Natural Resources
Company 402,150
1,530 Schlumberger NV 83,859
2,248 Shell plc ADR 150,706
4,581 TechnipFMC plc 115,029
4,924 Williams Companies, Inc. 191,888
Total 4,910,104
Financials (2.3%)
986 Allstate Corporation 170,588
15,973 Ally Financial, Inc. 648,344
736 American Express Company 167,580
4,713 American International Group, Inc. 368,415
1,046 Ameriprise Financial, Inc. 458,608
4,158 Arch Capital Group, Ltd.
k
384,366
14,843 Bank of America Corporation 562,847
75 Bank of Marin Bancorp 1,258
3,884 Bank of N.T. Butterfield & Son, Ltd. 124,249
5,706 Bank of New York Mellon
Corporation 328,780
181 Banner Corporation 8,688
1,017 Berkshire Hathaway, Inc.
k
427,669
372 Berkshire Hills Bancorp, Inc. 8,526
175 BlackRock, Inc. 145,897
158 Block, Inc.
k
13,364
9,088 Bridgewater Bancshares, Inc.
k
105,784
356 Brookline Bancorp, Inc. 3,546
1,186 Brown & Brown, Inc. 103,822
1,489 Capital One Financial Corporation 221,697
3,325 Carlyle Group, Inc. 155,976
430 Cboe Global Markets, Inc. 79,004
1,105 Central Pacific Financial
Corporation 21,824
5,402 Charles Schwab Corporation 390,781
2,052 Chubb, Ltd. 531,735
614 Citigroup, Inc. 38,829
1,365 Columbia Banking System, Inc. 26,413
3,635 Comerica, Inc. 199,889
459 Community Trust Bancorp, Inc. 19,576
21 Customers Bancorp, Inc.
k
1,114
1,851 Discover Financial Services 242,648
819 Ellington Residential Mortgage
REIT 5,659
383 Enterprise Financial Services
Corporation 15,534
11,881 F.N.B. Corporation 167,522
338 FactSet Research Systems, Inc. 153,584
145 Financial Institutions, Inc. 2,729
351 First Bancshares, Inc. 9,108
104 First Mid-Illinois Bancshares, Inc. 3,399
715 Fiserv, Inc.
k
114,271
3,572 Glacier Bancorp, Inc. 143,880
105 Global Payments, Inc. 14,034
360 Great Southern Bancorp, Inc. 19,735
555 Hancock Whitney Corporation 25,552
1,637 Hanmi Financial Corporation 26,061
4,497 Heartland Financial USA, Inc. 158,070
354 Heritage Financial Corporation 6,864
382 Hometrust Bancshares, Inc. 10,444
485 Hope Bancorp, Inc. 5,582
2,064 Houlihan Lokey, Inc. 264,584
233 Independent Bank Corporation 12,121
209 Independent Bank Corporation/MI 5,298
Shares Common Stock (14.6%) Value
Financials (2.3%) - continued
4,936 Intercontinental Exchange, Inc. $ 678,354
5,263 J.P. Morgan Chase & Company 1,054,179
4,384 KeyCorp 69,311
1,673 Kinsale Capital Group, Inc. 877,890
1,283 Marsh & McLennan Companies,
Inc. 264,272
630 Mastercard, Inc. 303,389
3,532 MetLife, Inc. 261,757
1,455 MGIC Investment Corporation 32,534
772 MidWestOne Financial Group, Inc. 18,096
208 Moody's Corporation 81,750
1,804 Morgan Stanley 169,865
538 MSCI, Inc. 301,522
4,543 Nasdaq, Inc. 286,663
227 National Bank Holdings
Corporation 8,188
2,851 Northern Trust Corporation 253,511
1,916 NU Holdings, Ltd./Cayman
Islands
k
22,858
939 OceanFirst Financial Corporation 15,409
249 OFG Bancorp 9,166
2,535 PayPal Holdings, Inc.
k
169,820
53 PNC Financial Services Group,
Inc. 8,565
2,155 Prosperity Bancshares, Inc. 141,756
6,598 Radian Group, Inc. 220,835
3,226 Raymond James Financial, Inc. 414,283
1,996 RLI Corporation 296,346
1,941 SEI Investments Company 139,558
2,257 Tradeweb Markets, Inc. 235,112
2,344 Triumph Financial, Inc.
k
185,926
65 Truist Financial Corporation 2,534
89 TrustCo Bank Corporation NY 2,506
257 U.S. Bancorp 11,488
466 Visa, Inc. 130,051
885 Voya Financial, Inc. 65,419
12,753 Wells Fargo & Company 739,164
126 Westamerica Bancorporation 6,159
6,160 Western Alliance Bancorp 395,410
5,791 Zions Bancorp NA 251,329
Total 15,250,823
Health Care (1.6%)
2,847 Abbott Laboratories 323,590
1,026 AbbVie, Inc. 186,835
2,611 Agilent Technologies, Inc. 379,927
1,248 Align Technology, Inc.
k
409,244
1,080 Amgen, Inc. 307,066
4,270 AstraZeneca plc ADR 289,292
8,376 Avantor, Inc.
k
214,174
557 Biogen, Inc.
k
120,106
4,341 Centene Corporation
k
340,682
1,213 Charles River Laboratories
International, Inc.
k
328,662
819 Cigna Group 297,453
1,476 Danaher Corporation 368,587
2,760 Edwards Lifesciences Corporation
k
263,746
936 Elevance Health, Inc. 485,353
600 Eli Lilly & Company 466,776
4,290 Enovis Corporation
k
267,910
2,441 Gilead Sciences, Inc. 178,803
4,749 Halozyme Therapeutics, Inc.
k
193,189
575 Intuitive Surgical, Inc.
k
229,477
3,425 Johnson & Johnson 541,801

Diversified Income Plus Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (14.6%) Value
Health Care (1.6%) - continued
1,719 Laboratory Corporation of America
Holdings $ 375,533
2,283 Masimo Corporation
k
335,258
3,757 Medtronic plc 327,423
4,595 Merck & Company, Inc. 606,310
384 Molina Healthcare, Inc.
k
157,759
2,020 Novo Nordisk AS ADR 259,368
11,794 Option Care Health, Inc.
k
395,571
3,388 Progyny, Inc.
k
129,252
381 QuidelOrtho Corporation
k
18,265
1,277 Sarepta Therapeutics, Inc.
k
165,320
214 Stryker Corporation 76,584
825 Thermo Fisher Scientific, Inc. 479,498
308 UnitedHealth Group, Inc. 152,368
1,292 Varex Imaging Corporation
k
23,385
624 Vertex Pharmaceuticals, Inc.
k
260,838
11,361 Viemed Healthcare, Inc.
k
107,134
2,897 Zimmer Biomet Holdings, Inc. 382,346
1,127 Zoetis, Inc. 190,700
Total 10,635,585
Industrials (2.1%)
2,793 Advanced Drainage Systems, Inc. 481,066
130 AECOM 12,750
6,365 Air Lease Corporation 327,416
1,217 AMETEK, Inc. 222,589
249 Armstrong World Industries, Inc. 30,931
1,455 ASGN, Inc.
k
152,426
1,009 Automatic Data Processing, Inc. 251,988
618 Axon Enterprise, Inc.
k
193,360
9,825 Badger Infrastructure Solutions,
Ltd. 364,117
511 Carlisle Companies, Inc. 200,235
914 Caterpillar, Inc. 334,917
125 Chart Industries, Inc.
k
20,590
1,320 Cimpress plc
k
116,833
19,239 CNH Industrial NV 249,337
17,470 CSX Corporation 647,613
577 Curtiss-Wright Corporation 147,677
5,592 Delta Air Lines, Inc. 267,689
4,747 ExlService Holdings, Inc.
k
150,955
1,743 Expeditors International of
Washington, Inc. 211,897
9,887 Fastenal Company 762,683
1,122 Ferguson plc 245,078
5,316 Flowserve Corporation 242,835
4,689 Fluor Corporation
k
198,251
1,323 General Dynamics Corporation 373,734
60 Gorman-Rupp Company 2,373
413 Graco, Inc. 38,599
3,519 Greenbrier Companies, Inc. 183,340
3,743 Helios Technologies, Inc. 167,275
1,545 Honeywell International, Inc. 317,111
9,737 Howmet Aerospace, Inc. 666,303
2,201 Ingersoll Rand, Inc. 208,985
13,556 Janus International Group, Inc.
k
205,102
1,193 JB Hunt Transport Services, Inc. 237,705
1,258 L3Harris Technologies, Inc. 268,080
1,031 Lincoln Electric Holdings, Inc. 263,359
1,756 ManpowerGroup, Inc. 136,336
10,970 Masterbrand, Inc.
k
205,578
2,580 Maximus, Inc. 216,462
3,592 Miller Industries, Inc. 179,959
1,024 Moog, Inc. 163,482
338 Northrop Grumman Corporation 161,787
Shares Common Stock (14.6%) Value
Industrials (2.1%) - continued
1,316 Old Dominion Freight Line, Inc. $ 288,612
976 Owens Corning, Inc. 162,797
131 Parker-Hannifin Corporation 72,809
896 Pentair plc 76,554
1,425 Quanta Services, Inc. 370,215
580 Rockwell Automation, Inc. 168,971
6,998 Schneider National, Inc. 158,435
429 Simpson Manufacturing Company,
Inc. 88,022
2,211 Tennant Company 268,880
5,827 Timken Company 509,455
922 Trane Technologies plc 276,784
3,583 Uber Technologies, Inc.
k
275,855
3,063 United Parcel Service, Inc. 455,254
735 United Rentals, Inc. 530,016
Total 13,531,462
Information Technology (3.0%)
196 Accenture plc 67,936
906 Adobe, Inc.
k
457,168
2,336 Advanced Micro Devices, Inc.
k
421,625
1,279 Amphenol Corporation 147,533
12,986 Apple, Inc. 2,226,839
1,788 Applied Materials, Inc. 368,739
141 Arista Networks, Inc.
k
40,887
767 Autodesk, Inc.
k
199,742
210 Broadcom, Inc. 278,336
812 CDW Corporation 207,693
6,746 Ciena Corporation
k
333,590
11,845 Cisco Systems, Inc. 591,184
4,234 Cohu, Inc.
k
141,119
1,283 Crane NXT Company 79,418
11,821 Dropbox, Inc.
k
287,250
1,514 Enphase Energy, Inc.
k
183,164
954 Fabrinet
k
180,325
956 FormFactor, Inc.
k
43,622
2,347 Fortinet, Inc.
k
160,324
9,355 Gilat Satellite Networks, Ltd.
k
50,798
1,980 Guidewire Software, Inc.
k
231,086
499 Insight Enterprises, Inc.
k
92,575
889 International Business Machines
Corporation 169,763
3,412 JFrog, Ltd.
k
150,879
269 KLA Corporation 187,915
10,034 Knowles Corporation
k
161,547
100 Lam Research Corporation 97,157
579 Littelfuse, Inc. 140,321
7,781 Microsoft Corporation 3,273,622
85 Motorola Solutions, Inc. 30,173
367 NetApp, Inc. 38,524
1,624 NICE, Ltd. ADR
k
423,247
2,760 NVIDIA Corporation 2,493,826
2,325 ON Semiconductor Corporation
k
171,004
654 Onto Innovation, Inc.
k
118,426
2,217 Plexus Corporation
k
210,216
7,201 QUALCOMM, Inc. 1,219,129
527 RingCentral, Inc.
k
18,308
1,694 Salesforce, Inc. 510,199
7,307 Samsung Electronics Company,
Ltd. 439,133
680 ServiceNow, Inc.
k
518,432
1,799 Shopify, Inc.
k
138,829
917 Silicon Laboratories, Inc.
k
131,791
1,085 Sprout Social, Inc.
k
64,785

Diversified Income Plus Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (14.6%) Value
Information Technology (3.0%) - continued
1,028 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR $ 139,859
897 TE Connectivity, Ltd. 130,280
7,450 Trimble, Inc.
k
479,482
23,365 TTM Technologies, Inc.
k
365,662
327 Tyler Technologies, Inc.
k
138,978
421 Universal Display Corporation 70,917
5,786 Varonis Systems, Inc.
k
272,926
813 VeriSign, Inc.
k
154,072
1,138 Workiva, Inc.
k
96,502
Total 19,346,857
Materials (0.6%)
1,455 Albemarle Corporation 191,682
3,452 Alcoa Corporation 116,643
363 Allegheny Technologies, Inc.
k
18,575
6,905 Ball Corporation 465,121
1,447 Carpenter Technology Corporation 103,345
3,308 CF Industries Holdings, Inc. 275,259
2,667 Corteva, Inc. 153,806
79 Eagle Materials, Inc. 21,468
2,197 Eastman Chemical Company 220,183
951 Greif, Inc. 65,666
3,579 Ingevity Corporation
k
170,718
12,344 Ivanhoe Mines, Ltd.
k
147,266
1,015 Linde plc 471,285
2,080 Nucor Corporation 411,632
3,956 Steel Dynamics, Inc. 586,398
12,281 Tronox Holdings plc 213,075
771 United States Lime & Minerals, Inc. 229,866
Total 3,861,988
Real Estate (0.5%)
2,760 Agree Realty Corporation 157,651
2,255 Alexandria Real Estate Equities,
Inc. 290,692
1,185 AvalonBay Communities, Inc. 219,889
1,453 CBRE Group, Inc.
k
141,290
2,104 Crown Castle, Inc. 222,666
21,106 Cushman and Wakefield plc
k
220,769
350 EastGroup Properties, Inc. 62,920
4,945 Essential Properties Realty Trust,
Inc. 131,834
1,027 Extra Space Storage, Inc. 150,969
11,716 Healthcare Realty Trust, Inc. 165,781
10,473 Independence Realty Trust, Inc. 168,929
1,909 Invitation Homes, Inc. 67,979
1,057 Kite Realty Group Trust 22,916
6,956 National Storage Affiliates Trust 272,397
310 NNN REIT, Inc. 13,249
1,797 Phillips Edison and Company, Inc. 64,458
2,286 SBA Communications Corporation 495,376
490 STAG Industrial, Inc. 18,836
1,944 Terreno Realty Corporation 129,082
Total 3,017,683
Utilities (0.4%)
1,417 ALLETE, Inc. 84,510
5,237 Alliant Energy Corporation 263,945
401 American Water Works Company,
Inc. 49,006
9,101 CenterPoint Energy, Inc. 259,287
1,781 Constellation Energy Corporation 329,218
2,789 Duke Energy Corporation 269,724
Shares Common Stock (14.6%) Value
Utilities (0.4%) - continued
2,217 Entergy Corporation $ 234,293
4,813 Evergy, Inc. 256,918
9,975 NiSource, Inc. 275,908
1,171 Northwestern Energy Group, Inc. 59,639
2,426 Portland General Electric
Company 101,892
3,393 Public Service Enterprise Group,
Inc. 226,585
1,611 Spire, Inc. 98,867
1,872 UGI Corporation 45,939
4,254 Xcel Energy, Inc. 228,652
Total 2,784,383
Total Common Stock
(cost $63,344,314) 94,570,474
Shares
Registered Investment
Companies ( 10 .2% ) Value
U.S. Affiliated  (8.9%)
6,138,027 Thrivent Core Emerging Markets
Debt Fund 49,472,501
734,413 Thrivent Core International Equity
Fund 7,814,157
Total 57,286,658
U.S. Unaffiliated  (1.3%)
59,018 Aberdeen Asia-Pacific Income
Fund, Inc. 165,250
19,575 AllianceBernstein Global High
Income Fund, Inc. 207,887
28,163 Allspring Income Opportunities
Fund 187,002
5,700 BlackRock Core Bond Trust 61,560
20,912 BlackRock Corporate High Yield
Fund, Inc. 204,729
20,506 BlackRock Credit Allocation
Income Trust 219,209
2,840 BlackRock Debt Strategies Fund,
Inc. 31,410
2,500 BlackRock Enhanced Equity
Dividend Trust 20,625
19,474 BlackRock Enhanced Global
Dividend Trust 203,698
9,800 BlackRock Enhanced International
Dividend Trust 54,194
700 BlackRock Floating Rate Income
Strategies Fund, Inc. 9,044
4,099 BlackRock Income Trust, Inc. 48,778
7,100 BlackRock Multi-Sector Income
Trust 112,748
16,086 Blackstone Strategic Credit 2027
Term Fund 191,423
22,216 Eaton Vance Limited Duration
Income Fund 216,606
5,039 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 41,118
15,334 First Trust High Income Long/Short
Fund 182,935
4,851 Invesco Dynamic Credit
Opportunities Fund
d
51,104
1,068 iShares Biotechnology ETF 146,551
6,901 iShares iBoxx $ Investment Grade
Corporate Bond ETF
f
751,657
11,709 iShares Preferred and Income
Securities ETF 377,381

Diversified Income Plus Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies (10.2%) Value
U.S. Unaffiliated  (1.3%)- continued
41,950 Nuveen Credit Strategies Income
Fund $ 233,662
10,741 Nuveen Preferred Income
Opportunities Fund 77,228
18,592 PGIM Global High Yield Fund, Inc. 222,360
18,673 PGIM High Yield Bond Fund, Inc. 242,562
4,634 Pimco Dynamic Income Fund
f
89,390
2,177 SPDR Bloomberg High Yield Bond
ETF
f
207,250
2,876 SPDR S&P Biotech ETF
f
272,904
1,261 Tri-Continental Corporation 38,839
28,692 Vanguard Intermediate-Term
Corporate Bond ETF 2,309,993
9,350 Vanguard Short-Term Corporate
Bond ETF 722,849
7,200 Virtus Convertible & Income Fund 24,048
11,271 Virtus Dividend, Interest &
Premium Strategy Fund 144,043
1,350 Virtus Equity & Convertible Income
Fund 30,226
29,269 Voya Global Equity Dividend &
Premium Opportunity Fund 155,126
45,361 Western Asset High Income
Opportunity Fund, Inc. 176,908
Total 8,432,297
Total Registered Investment
Companies (cost $73,191,361) 65,718,955
Shares
Collateral Held for Securities
Loaned ( 1 .6% ) Value
10,070,445 Thrivent Cash Management Trust 10,070,445
Total Collateral Held for
Securities Loaned
(cost $10,070,445) 10,070,445
Shares Preferred Stock ( 1 .1% ) Value
Communications Services (0.1%)
21,875 AT&T, Inc., 4.750%
i
439,906
11,250 Telephone and Data Systems, Inc.,
6.000%
i
179,888
Total 619,794
Energy (<0.1%)
5,300 Energy Transfer, LP, 7.600%
c,i
134,090
5,109 Nustar Logistics, LP, 12.310%
c
128,338
748 UGI Corporation, Convertible,
7.250% 43,489
Total 305,917
Financials (0.9%)
7,525 Aegon Funding Corporation II,
5.100% 163,067
7,500 Allstate Corporation, 5.100%
i
168,300
9,219 Apollo Global Management, Inc.,
Convertible, 6.750% 587,711
16,000 Bank of America Corporation,
4.250%
i
316,800
537 Bank of America Corporation,
Convertible, 7.250%
i
641,038
14,875 Capital One Financial Corporation,
5.000%
i
304,342
6,200 Equitable Holdings, Inc., 5.250%
i
141,546
Shares Preferred Stock (1.1%) Value
Financials (0.9%) - continued
17,000 J.P. Morgan Chase & Company,
4.200%
i
$ 342,720
9,925 J.P. Morgan Chase & Company,
4.750%
i
222,916
10,750 KeyCorp, 6.200%
c,i
246,283
9,050 Morgan Stanley, 4.250%
i
182,267
7,800 Morgan Stanley, 5.850%
c,i
194,922
5,100 Morgan Stanley, 7.125%
c,i
128,775
9,350 Public Storage, 4.125%
i
181,297
3,775 Public Storage, 4.625%
i
80,747
958 Public Storage, 4.700%
i
20,587
2,700 Regions Financial Corporation,
5.700%
c,i
63,720
2,675 Synovus Financial Corporation,
5.875%
c,i
65,912
9,000 U.S. Bancorp, 4.000%
i
169,650
15,500 Wells Fargo & Company, 4.250%
i
302,095
7,600 Wells Fargo & Company, 4.750%
i
164,920
698 Wells Fargo & Company,
Convertible, 7.500%
i
851,106
Total 5,540,721
Utilities (0.1%)
14,250 CMS Energy Corporation, 4.200%
i
289,845
10,655 NextEra Energy, Inc., Convertible,
6.926%
f
414,799
6,200 Southern Company, 4.950% 142,538
Total 847,182
Total Preferred Stock
(cost $8,067,028) 7,313,614
Shares or
Principal
Amount Short-Term Investments ( 3 .2% ) Value
Federal Home Loan Bank Discount
Notes
600,000 5.230%, 4/3/2024
l,m
599,482
800,000 5.210%, 4/10/2024
l,m
798,504
400,000 5.214%, 4/17/2024
l,m
398,849
1,100,000 5.210%, 5/21/2024
l,m
1,091,387
Thrivent Core Short-Term Reserve
Fund
1,745,431 5.590% 17,454,312
U.S. Treasury Bills
100,000 5.203%, 4/18/2024
l,n
99,751
300,000 5.232%, 5/16/2024
l,n
298,039
Total Short-Term Investments
(cost $20,739,571) 20,740,324
Total Investments (cost
$649,832,757) 101.5% $ 657,021,229
Other Assets and Liabilities, Net
(1.5%) (9,560,179)
Total Net Assets 100.0% $ 647,461,050
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of March 28, 2024, the value of these investments was $153,722,906 or 23.7%
of total net assets.

Diversified Income Plus Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

b Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
March 28, 2024.
c Denotes variable rate securities. The rate shown is as of
March 28, 2024. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f All or a portion of the security is on loan.
g Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
h Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of March 28, 2024.
i Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
j Defaulted security.  Interest is not being accrued.
k Non-income producing security.
l The interest rate shown reflects the yield.
m All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
n All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in Diversified
Income Plus Portfolio as of March 28, 2024 was $12,100 or
0.00% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in
the schedule as of March 28, 2024.
Security
Acquisition
Date Cost
Credit Suisse Group AG,
12/29/2049 12/4/2013 $ 110,000
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Diversified Income Plus
Portfolio as of March 28, 2024:
Securities Lending Transactions
Long-Term Fixed Income $ 8,130,009
Common Stock 1,610,339
Total lending $9,740,348
Gross amount payable upon return of
collateral for securities loaned $10,070,445
Net amounts due to counterparty $330,097
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
CMT 1Y - Constant Maturity Treasury Yield 1 Year
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year

Diversified Income Plus Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 28, 2024, in valuing Diversified Income Plus Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 36,075,456 – 35,075,456 1,000,000
Basic Materials 7,713,565 – 7,713,565 –
Capital Goods 13,716,263 – 13,716,263 –
Collateralized Mortgage Obligations 41,924,682 – 41,924,682 –
Commercial Mortgage-Backed Securities 3,732,726 – 3,732,726 –
Communications Services 17,093,611 – 17,093,611 –
Consumer Cyclical 23,810,325 – 23,810,325 –
Consumer Non-Cyclical 19,650,972 – 19,650,972 –
Energy 18,630,906 – 18,630,906 –
Financials 57,215,972 – 57,215,972 –
Foreign Government 145,457 – 145,457 –
Mortgage-Backed Securities 139,665,446 – 139,665,446 –
Technology 16,440,106 – 16,440,106 –
Transportation 4,205,113 – 4,205,113 –
U.S. Government & Agencies 43,751,927 – 43,751,927 –
Utilities 14,834,890 – 14,834,890 –
Common Stock
Communications Services 5,686,566 5,642,163 44,403 –
Consumer Discretionary 10,430,706 10,430,706 – –
Consumer Staples 5,114,317 5,114,317 – –
Energy 4,910,104 4,910,104 – –
Financials 15,250,823 15,250,823 – –
Health Care 10,635,585 10,635,585 – –
Industrials 13,531,462 13,167,345 364,117 –
Information Technology 19,346,857 18,907,724 439,133 –
Materials 3,861,988 3,714,722 147,266 –
Real Estate 3,017,683 3,017,683 – –
Utilities 2,784,383 2,784,383 – –
Registered Investment Companies
U.S. Unaffiliated 8,432,297 8,381,193 – 51,104
Preferred Stock
Communications Services 619,794 – 619,794 –
Energy 305,917 262,428 43,489 –
Financials 5,540,721 3,442,406 2,098,315 –
Utilities 847,182 847,182 – –
Short-Term Investments 3,286,012 – 3,286,012 –
Subtotal Investments in Securities $ 572,209,814 $ 106,508,764 $ 464,649,946 $ 1,051,104
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 57,286,658
Affiliated Short-Term Investments 17,454,312
Collateral Held for Securities Loaned 10,070,445
Subtotal Other Investments $ 84,811,415
Total Investments at Value $ 657,021,229
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Diversified Income Plus Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table is a summary of the inputs used, as of March 28, 2024, in valuing Diversified Income Plus Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 614,664 614,664 – –
Total Asset Derivatives $ 614,664 $ 614,664 $ – $ –
Liability Derivatives
Futures Contracts 610,714 610,714 – –
Credit Default Swaps 20,932 – 20,932 –
Total Liability Derivatives $ 631,646 $ 610,714 $ 20,932 $ –
The following table presents Diversified Income Plus Portfolio's futures contracts held as of March 28, 2024. Investments and/or cash totaling
$2,923,621 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 34 June 2024 $ 6,960,792 ( $ 8,323 )
CME E-mini S&P 500 Index 118 June 2024 30,828,829 491,321
ICE mini MSCI EAFE Index 123 June 2024 14,528,214 (32,049)
ICE US mini MSCI Emerging Markets Index 39 June 2024 2,051,160 (5,610)
Total Futures Long Contracts $ 54,368,995 $ 445,339
CME E-mini Russell 2000 Index (130) June 2024 ( $ 13,723,069 ) ( $ 225,281 )
CME E-mini S&P Mid-Cap 400 Index (20) June 2024 (5,995,586) (159,214)
CME Euro Foreign Exchange Currency (57) June 2024 (7,833,662) 123,343
Eurex Euro STOXX 50 Index (147) June 2024 (7,825,459) (180,237)
Total Futures Short Contracts ( $ 35,377,776 ) ( $ 441,389 )
Total Futures Contracts $ 18,991,219 $ 3,950

Diversified Income Plus Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table presents Diversified Income Plus Portfolio's swaps contracts held as of March 28, 2024. Investments totaling $397,791 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 42, 5 Year, at 5.00%, Quarterly Buy 6/20/2029 $ 7,610,000 $ – ( $ 20,932 ) ( $ 20,932 )
Total Credit Default Swaps $ – ( $ 20,932 ) ( $ 20,932 )
1 As the buyer of protection, Diversified Income Plus Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Diversified Income Plus Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Diversified Income Plus Portfolio could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.

Diversified Income Plus Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Diversified Income Plus
Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
3/28/2024
Shares Held at
3/28/2024
% of Net
Assets
3/28/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $ 51,034 $ 746 $ 2,750 $ 49,473 6,138 7.7%
Core International Equity 7,432 – – 7,814 734 1.2
Total U.S. Affiliated Registered Investment
Companies 58,466 57,287 8.9
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.590% 33,619 57,756 73,921 17,454 1,745 2.7
Total Affiliated Short-Term Investments 33,619 17,454 2.7
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 15,475 55,730 61,135 10,070 10,070 1.6
Total Collateral Held for Securities Loaned 15,475 10,070 1.6
Total Value $ 107,560 $ 84,811
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 3/28/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($648) $1,091 $ – $ 745
Core International Equity – 382 – –
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.590% 0 (0) – 288
Total Income/Non Cash Income from Affiliated
Investments $ 1,033
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 22
Total Affiliated Income from Securities Loaned, Net $ 22
Total Value ($648) $1,473 $ –

Emerging Markets Equity Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 97.6% ) Value
Belgium (<0.1%)
483 Titan Cement International SA $ 13,835
Total 13,835
Brazil (6.1%)
21,500 Atacadao SA 57,786
20,028 B3 SA - Brasil Bolsa Balcao 47,920
4,600 Banco ABC Brasil SA 22,342
18,129 Banco Bradesco SA ADR 51,849
25,000 Banco do Brasil SA 282,530
22,114 Centrais Eletricas Brasileiras SA
ADR 184,652
890 Companhia Paranaense de Energia
ADR
a
5,990
833 Companhia Paranaense de Energia
ADR 6,431
32,435 Companhia Siderurgica Nacional
SA ADR 101,521
31,500 CPFL Energia SA 218,943
23,792 Gerdau SA ADR 105,161
52,500 Iochpe-Maxion SA 150,526
71,464 Itau Unibanco Holding SA ADR 495,246
66,770 Itausa SA 139,653
12,793 Jalles Machado SA 20,125
24,200 JBS S/A 103,355
2,316 Localiza Rent a Car SA 25,389
57,400 Petroleo Brasileiro SA 429,178
13,645 Petroleo Brasileiro SA ADR 207,540
30,500 Randon SA Implementos e
Participacoes 78,144
31,800 Telefonica Brasil SA 320,257
84,400 TIM SA/Brazil 299,373
67,200 Usinas Siderurgicas de Minas
Gerais SA Usiminas 134,389
40,945 Vale SA ADR 499,120
19,500 Vibra Energia SA 97,201
Total 4,084,621
Cayman Islands (11.9%)
117,600 Alibaba Group Holding, Ltd. 1,063,437
184 Baidu.com, Inc. ADR
a
19,372
114,000 China Feihe, Ltd.
b
53,647
172,000 China Mengniu Dairy Company,
Ltd. 370,201
118,000 China Resources Building Materials
Technology Holdings, Ltd. 17,967
106,500 China Resources Land, Ltd. 337,864
95,000 Consun Pharmaceutical Group,
Ltd. 67,971
146,000 Geely Automobile Holdings, Ltd. 172,789
3,317 Hello Group, Inc. ADR 20,599
13,659 JD.com, Inc. 187,359
10,639 JOYY, Inc. ADR 327,149
7,000 Kingboard Holdings, Ltd. 14,292
6,700 Li Auto, Inc
a
101,736
123,000 Li Ning Company, Ltd. 328,128
14,500 Longfor Group Holdings, Ltd.
b
20,567
33,100 Meituan
a,b
408,590
9,500 NetDragon Websoft Holdings, Ltd. 13,312
766 NetEase, Inc. ADR 79,258
6,522 PDD Holdings, Inc. ADR
a
758,183
70,000 Seazen Group, Ltd.
a
9,411
698,500 Shui On Land, Ltd. 59,838
116,000 Sino Biopharmaceutical, Ltd. 44,854
42,300 Sunny Optical Technology (Group)
Company, Ltd. 216,631
Shares Common Stock (97.6%) Value
Cayman Islands (11.9%) - continued
21,569 TAL Education Group ADR
a
$ 244,808
66,600 Tencent Holdings, Ltd. 2,594,066
144,000 Xiaomi Corporation
a,b
282,712
87,500 Zhongsheng Group Holdings, Ltd. 151,985
Total 7,966,726
Chile (0.6%)
693 Banco de Chile ADR 15,433
1,612 Banco de Credito e Inversiones SA 46,084
39,420 Cencosud SA 68,398
486,633 Colbun SA 63,054
18,744 Embotelladora Andina SA 47,485
20,337 Empresas CMPC SA 41,327
32,865 S.A.C.I. Falabella
a
86,263
Total 368,044
China (11.6%)
1,480,300 Agricultural Bank of China, Ltd. 854,497
333,800 Aluminum Corporation of China,
Ltd., Class A 328,739
588,000 Aluminum Corporation of China,
Ltd., Class H 374,415
32,500 Anhui Conch Cement Company,
Ltd., Class H 67,394
291,500 Bank of China, Ltd., Class A 176,736
384,000 Bank of Communications
Company, Ltd. 332,219
440,800 Baoshan Iron & Steel Company,
Ltd. 394,916
825,000 BOE Technology Group Company,
Ltd. 460,229
708,000 CGN Power Company, Ltd.
b
210,049
57,500 China Construction Bank
Corporation, Class A 54,351
58,000 China Construction Bank
Corporation, Class H 35,002
1,300 China Merchants Shekou Industrial
Zone Holdings Company, Ltd. 1,738
382,000 China National Building Material
Company, Ltd. 131,484
177,000 China Railway Group, Ltd. 87,613
1,100 China Tourism Group Duty Free
Corporation, Ltd.
b
10,981
77,000 China United Network
Communications, Ltd. 49,162
360,000 CMOC Group, Ltd. 306,585
497,000 CRRC Corporation, Ltd. 268,275
96,700 Foxconn Industrial Internet
Company, Ltd. 314,182
14,000 Fuyao Glass Industry Group
Company, Ltd., Class H
b
70,535
114,500 Great Wall Motor Company, Ltd.,
Class H 127,555
49,300 Gree Electric Appliances, Inc. of
Zhuhai 267,499
622,300 Greenland Holdings Corporation,
Ltd.
a
167,150
29,100 Guotai Junan Securities Company,
Ltd. 57,411
23,800 Huatai Securities Company, Ltd.
b
27,234
197,400 Huaxia Bank Company, Ltd. 176,788
3,900 Jiangsu Hengrui Medicine
Company, Ltd. 24,962
194,000 Jiangxi Copper Company, Ltd.,
Class H 331,345

Emerging Markets Equity Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (97.6%) Value
China (11.6%) - continued
44,600 Livzon Pharmaceutical Group, Inc. $ 231,798
437,000 People's Insurance Company
(Group) of China, Ltd. 139,705
109,600 PetroChina Company, Ltd., Class A 140,510
270,000 PetroChina Company, Ltd., Class H 231,558
77,000 Ping An Insurance (Group)
Company of China, Ltd., Class H 326,918
88,900 Poly Developments and Holdings
Group Company, Ltd. 115,114
3,500 Seazen Holdings Company, Ltd.
a
4,754
277,200 Shenwan Hongyuan Group
Company, Ltd. 169,579
234,400 Shenzhen Overseas Chinese Town
Company, Ltd.
a
88,925
9,400 Shenzhou International Group
Holdings, Ltd. 89,238
83,000 Tong Ren Tang Technologies
Company, Ltd. 51,699
10,000 Tsingtao Brewery Company, Ltd. 68,822
60,700 Wanda Film Holding Company,
Ltd.
a
127,961
23,600 WuXi AppTec Company, Ltd., Class
H
b
112,127
61,400 ZTE Corporation 122,567
Total 7,730,321
Colombia (0.1%)
1,282 Bancolombia SA 11,370
893 Bancolombia SA ADR 30,558
Total 41,928
Czech Republic (0.4%)
5,960 Komercni Banka AS 213,463
42 Philip Morris CR 28,330
Total 241,793
Greece (0.1%)
15,852 Eurobank Ergasias Services and
Holdings SA
a
30,476
2,676 HELLENiQ ENERGY Holdings SA
c
24,077
708 Motor Oil (Hellas) Corinth Refineries
SA 21,097
Total 75,650
Hong Kong (1.1%)
249,500 China Overseas Land &
Investment, Ltd. 360,090
44,000 CSPC Pharmaceutical Group, Ltd. 34,632
166,000 Weichai Power Company, Ltd.,
Class H 316,747
14,000 Yuexiu Property Company, Ltd. 7,725
Total 719,194
Hungary (0.8%)
22,391 MOL Hungarian Oil & Gas plc 181,573
6,835 OTP Bank Nyrt 314,581
1,305 Richter Gedeon Nyrt 33,106
Total 529,260
India (19.2%)
1,997 Angel One, Ltd. 72,919
795 Apar Industries, Ltd. 66,611
18,734 Axis Bank, Ltd. 236,112
8,807 Bajaj Auto, Ltd. 968,935
Shares Common Stock (97.6%) Value
India (19.2%) - continued
2,540 Bajaj Finserv, Ltd. $ 50,249
12,090 Bharat Petroleum Corporation, Ltd. 87,584
23,494 Birlasoft, Ltd. 209,911
951 Ceat, Ltd. 30,680
3,114 Chambal Fertilisers and Chemicals,
Ltd. 12,804
35,088 Cipla, Ltd. 630,768
70,805 Coal India, Ltd. 370,228
909 CRISIL, Ltd. 55,347
3,649 Cummins India, Ltd. 131,731
1,245 Dixon Technologies India, Ltd. 112,160
5,685 Gujarat State Petronet, Ltd. 24,348
28,661 HCL Technologies, Ltd. 532,881
12,505 HDFC Asset Management
Company, Ltd.
b
563,928
14,811 Hero MotoCorp, Ltd. 840,926
6,700 Hindalco Industries, Ltd. 45,236
22,837 ICICI Bank, Ltd. ADR 603,125
1,005 ICICI Securities, Ltd.
b
8,768
171,012 Indian Oil Corporation, Ltd. 345,084
385 Info Edge India, Ltd. 25,873
27,337 Infosys, Ltd. ADR 490,152
33,013 Jindal Saw, Ltd. 171,083
16,206 JK Tyre & Industries, Ltd. 84,241
22,019 Kotak Mahindra Bank, Ltd. 473,057
9,480 KPIT Technologies, Ltd. 169,672
13,396 Larsen & Toubro, Ltd. 605,892
1,597 LTIMindtree, Ltd.
b
94,903
20,813 Manappuram Finance, Ltd. 43,339
368 Maruti Suzuki India, Ltd. 55,708
100 MRF, Ltd. 160,054
9,144 NCC, Ltd./India 25,559
2,230 Nestle India, Ltd. 70,197
2,414 Nippon Life India Asset
Management, Ltd.
b
13,643
206,678 Oil & Natural Gas Corporation, Ltd. 667,163
967 PB Fintech, Ltd.
a
13,078
4,600 Persistent Systems, Ltd. 220,661
614 PI Industries, Ltd. 28,526
4,608 Pidilite Industries, Ltd. 166,679
40,939 Power Finance Corporation, Ltd. 192,079
30,325 REC, Ltd. 164,602
13,674 Reliance Industries, Ltd. 488,957
93,171 State Bank of India 843,806
19,500 Tata Consultancy Services, Ltd. 910,103
20,044 Tata Motors, Ltd. 239,293
2,620 UltraTech Cement, Ltd. 306,810
18,008 Union Bank of India, Ltd. 33,281
3,650 United Spirits, Ltd. 49,701
21,833 Welspun Living, Ltd. 36,114
Total 12,844,561
Indonesia (3.0%)
1,378,500 Bank Central Asia Tbk PT 876,640
866,600 Bank Mandiri Persero Tbk PT 394,297
1,836,496 Bank Rakyat Indonesia Persero
Tbk PT 702,230
Total 1,973,167
Kuwait (0.8%)
11,919 HumanSoft Holding Company
KSCC 129,106
24,277 Kuwait Finance House KSCP 63,131
39,107 Mobile Telecommunications
Company KSCP 62,409

Emerging Markets Equity Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (97.6%) Value
Kuwait (0.8%) - continued
89,405 National Bank of Kuwait KSC $ 278,941
18,095 National Industries Group Holding 12,943
Total 546,530
Luxembourg (<0.1%)
1,028 Reinet Investments SCA 24,871
Total 24,871
Malaysia (0.4%)
40,900 Hong Leong Bank Bhd 167,299
16,000 IOI Corporation Bhd 13,362
4,300 Petronas Dagangan Bhd 19,533
55,896 Sports Toto Bhd 16,416
13,500 Ta Ann Holdings Bhd 11,416
58,200 YTL Corporation Bhd 32,102
Total 260,128
Mexico (1.9%)
1,242 America Movil SAB de CV ADR 23,176
5,600 Arca Continental SAB de CV 61,122
18,445 Cemex SAB de CV ADR
a
166,189
3,612 Coca-Cola FEMSA SAB de CV ADR 351,086
637 Fomento Economico Mexicano SAB
de CV ADR 82,982
14,210 Grupo Financiero Banorte SAB de
CV ADR 150,755
36,900 Grupo Mexico SAB de CV 217,811
56,900 Megacable Holdings SAB de CV 158,195
14,800 Wal-Mart de Mexico SAB de CV 59,647
Total 1,270,963
Netherlands (<0.1%)
3,777 NEPI Rockcastle NV 26,084
Total 26,084
Philippines (0.1%)
2,680 SM Investments Corporation 46,370
Total 46,370
Poland (1.7%)
6,474 Asseco Poland SA 125,588
4,715 Bank Polska Kasa Opieki SA 214,267
275 Budimex SA 48,194
2,481 KGHM Polska Miedz SA 70,855
565 Orlen SA 9,203
20,742 Powszechna Kasa Oszczednosci
Bank Polski SA 307,764
28,695 Powszechny Zaklad Ubezpieczen
SA 350,473
Total 1,126,344
Qatar (0.4%)
125,944 Commercial Bank PSQC
a
170,704
21,831 Doha Bank QPSC 8,940
9,364 Gulf Warehousing Company 8,371
30,540 Masraf Al Rayan QSC 19,913
3,886 Qatar International Islamic Bank
QSC
a
11,665
11,100 Qatar National Bank QPSC 43,290
Total 262,883
Russian Federation (<0.1%)
22,154 LUKOIL PJSC
a,d,e
0
78,093 NovaTek PJSC
a,d,e
0
Shares Common Stock (97.6%) Value
Russian Federation (<0.1%) - continued
136,926 Sberbank of Russia PJSC
a,d,e
$ 0
Total 0
Saudi Arabia (3.1%)
34,140 Al Rajhi Bank 756,837
13,330 Arab National Bank 105,068
2,630 Dr. Sulaiman Al Habib Medical
Services Group Company 219,804
1,908 Eastern Province Cement Company 17,984
35,165 Jarir Marketing Company 137,834
1,260 SABIC Agri-Nutrients Company 41,198
24,479 Saudi Arabian Oil Company
b
200,790
991 Saudi Aramco Base Oil Company 44,253
501 Saudi Basic Industries Corporation 10,434
32,511 Saudi National Bank 353,850
18,917 Saudi Telecom Company 199,701
Total 2,087,753
South Africa (2.0%)
18,648 Absa Group, Ltd. 145,591
31,235 AECI, Ltd. 153,409
13,633 Aspen Pharmacare Holdings, Ltd. 157,910
3,039 Barloworld, Ltd. 9,791
4,412 Coronation Fund Managers, Ltd. 7,042
32,472 DataTec, Ltd. 64,952
3,191 Exxaro Resources, Ltd. 28,470
21,036 FirstRand, Ltd. 68,542
2,645 Gold Fields, Ltd. ADR 42,029
6,423 Kumba Iron Ore, Ltd. 156,767
9,227 Momentum Metropolitan Holdings 9,899
1,188 Naspers, Ltd. 210,600
10,830 Sasol, Ltd. 83,693
22,681 Standard Bank Group 221,828
5,090 Super Group, Ltd. 6,907
Total 1,367,430
South Korea (9.7%)
1,069 Caregen Company, Ltd. 18,110
212 Celltrion, Inc. 28,950
871 CJ Corporation
a
79,014
3,295 Green Cross Holdings Corporation 42,473
9,803 GS Holdings Corporation 352,781
607 Hanmi Pharm Company, Ltd. 154,244
8,168 Hanon Systems 36,301
2,323 HD Hyundai Company, Ltd. 118,879
1,232 Hyundai Motor Company 216,793
173 Korea Zinc Company, Ltd. 58,384
6,332 KT Corporation 178,595
2,104 KT&G Corporation 146,440
172 LG Chem, Ltd. 56,297
5,135 LG Uplus Corporation 38,324
2,581 Lotte Shopping Company, Ltd. 141,016
1,678 NAVER Corporation 233,121
255 NCSoft Corporation 39,009
17,763 NH Investment & Securities
Company, Ltd.
a
155,682
1,861 PharmaResearch Company, Ltd. 137,225
1,020 POSCO Holdings, Inc. 319,493
331 Samsung Biologics Company,
Ltd.
a,b
204,864
2,934 Samsung C&T Corporation 348,909
39,645 Samsung Electronics Company,
Ltd. 2,382,566
4 Samsung SDI Company, Ltd. 1,419

Emerging Markets Equity Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (97.6%) Value
South Korea (9.7%) - continued
2,395 Samsung Securities Corporation,
Ltd. $ 72,422
5,053 SD Biosensor, Inc. 44,424
613 SK Biopharmaceuticals Company,
Ltd.
a
42,122
3,511 SK Hynix, Inc. 465,121
854 SK, Inc. 115,847
4,835 Yuhan Corporation 277,978
Total 6,506,803
Taiwan (19.1%)
11,316 ASE Technology Holding Company,
Ltd. ADR 124,363
64,000 Asia Cement Corporation 81,875
7,000 Asustek Computer, Inc. 92,669
161,000 Capital Securities Corporation 95,349
95,000 Cathay Financial Holding
Company, Ltd. 143,163
59,000 Chang Hwa Commercial Bank, Ltd. 33,454
190,000 Cheng Shin Rubber Industry
Company, Ltd. 294,942
8,000 Chicony Electronics Company, Ltd. 55,327
3,000 Chicony Power Technology
Company, Ltd. 16,587
9,000 China Steel Chemical Corporation 34,725
91,000 Chipbond Technology Corporation 221,542
845 Chunghwa Telecom Company, Ltd.
ADR 33,073
84,000 Compal Electronics, Inc. 100,605
22,000 Delta Electronics, Inc. 235,463
6,000 Elan Microelectronics Corporation 30,091
66,000 Feng Hsin Steel Company, Ltd. 146,215
11,000 Getac Holdings Corporation 45,716
99,000 Hon Hai Precision Industry
Company, Ltd. 480,848
248,000 Inventec Corporation 453,867
68,000 Lite-On Technology Corporation 225,416
19,000 MediaTek, Inc. 688,452
2,000 Micro-Star International Company,
Ltd. 10,437
167,000 Nan Ya Plastics Corporation 287,301
4,000 Novatek Microelectronics
Corporation 73,639
175,000 Pegatron Corporation 544,822
69,000 Pou Chen Corporation 78,108
6,000 Powertech Technology, Inc. 37,660
6,000 President Chain Store Corporation 49,754
45,000 Quanta Computer, Inc. 394,064
9,000 Radiant Opto-Electronics
Corporation 48,482
14,000 Realtek Semiconductor Corporation 243,799
5,000 Sigurd Microelectronics
Corporation 11,246
18,000 Sino-American Silicon Products,
Inc. 120,960
21,000 Supreme Electronics Company,
Ltd. 48,561
52,000 Synnex Technology International
Corporation 127,305
15,000 Systex Corporation 55,558
170,646 Taichung Commercial Bank
Company, Ltd. 90,908
222,900 Taiwan Cooperative Financial
Holding Company, Ltd. 180,929
6,000 Taiwan Fertilizer Company, Ltd. 11,869
Shares Common Stock (97.6%) Value
Taiwan (19.1%) - continued
4,000 Taiwan Secom Company, Ltd. $ 15,181
223,499 Taiwan Semiconductor
Manufacturing Company, Ltd. 5,354,190
33,704 Topco Scientific Company, Ltd. 230,136
3,000 TTY Biopharm Company, Ltd. 7,340
193,000 Uni-President Enterprises
Corporation 460,562
19,000 USI Corporation 9,469
9,000 Wistron Corporation 33,904
16,000 WPG Holdings, Ltd. 48,006
593,840 Yuanta Financial Holding Company,
Ltd. 558,742
Total 12,766,674
Thailand (0.1%)
52,300 Central Pattana pcl NVDR 90,082
Total 90,082
Turkey (0.7%)
9,727 Eregli Demir ve Celik Fabrikalari
TAS
a
12,672
42,871 KOC Holding AS
a
269,713
23,759 Turk Hava Yollari Anonim Ortakligi
a
218,811
Total 501,196
United Arab Emirates (2.2%)
33,315 Abu Dhabi Commercial Bank PJSC 76,205
5,962 Abu Dhabi Islamic Bank PJSC 17,729
173,143 Deyaar Development PJSC
a
38,143
242,037 Dubai Islamic Bank PJSC 384,913
223,926 Emaar Properties PJSC 496,970
94,315 Emirates NBD Bank PJSC 444,319
Total 1,458,279
United States (0.5%)
9,232 Yum China Holding, Inc. 367,341
Total 367,341
Total Common Stock
(cost $58,508,131) 65,298,831
Shares Preferred Stock ( 1.3% )
Brazil (0.1%)
74,200 Companhia de Sanena Do Parana 77,227
Total 77,227
South Korea (1.2%)
1,239 Hyundai Motor Company, 2nd
Preferred 144,398
1,691 Hyundai Motor Company, Preferred 198,681
8,760 Samsung Electronics Company,
Ltd. 437,231
Total 780,310
Total Preferred Stock
(cost $729,423) 857,537

Emerging Markets Equity Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments ( <0.1% ) Value
Federal Home Loan Bank Discount
Notes
100,000 5.210%,  4/10/2024
f,g
$ 99,813
Total Short-Term Investments
(cost $99,826) 99,813
Total Investments (cost
$59,337,380) 99.0% $ 66,256,181
Other Assets and Liabilities,
Net 1.0% 648,121
Total Net Assets 100.0% $66,904,302
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of March 28, 2024, the value of these investments was $2,283,338 or 3.4% of
total net assets.
c Denotes investments purchased on a when-issued or
delayed-delivery basis.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
e Pursuant to sanctions related to the Russian invasion of
Ukraine which restricts the ability of Russia and its allied nations to make payments on its dollar-denominated
sovereign debt and equity, existing accruals on these
securities have been reserved and income is currently not
being accrued.
f The interest rate shown reflects the yield.
g All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
Bhd - Berhad - suffix used in Malaysia to identify a Public
Limited Company
NVDR - Non-Voting Depository Receipts
pcl - Public Company Limited
plc - Public Limited Company
Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 28, 2024, in valuing Emerging Markets Equity Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 4,841,985 502,627 4,339,358 –
Consumer Discretionary 8,329,762 1,370,332 6,959,430 –
Consumer Staples 2,174,418 434,068 1,740,350 –
Energy^ 3,571,424 207,540 3,363,884 0
Financials^ 15,126,930 1,196,211 13,930,719 0
Health Care 2,567,361 – 2,567,361 –
Industrials 3,298,999 – 3,298,999 –
Information Technology 17,215,670 614,515 16,601,155 –
Materials 5,602,258 914,020 4,688,238 –
Real Estate 1,824,455 – 1,824,455 –
Utilities 745,569 197,073 548,496 –
Preferred Stock
Consumer Discretionary 343,079 – 343,079 –
Information Technology 437,231 – 437,231 –
Utilities 77,227 – 77,227 –
Short-Term Investments 99,813 – 99,813 –
Subtotal Investments in Securities $66,256,181 $5,436,386 $60,819,795 $0
Total Investments at Value $66,256,181
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
^Level 3 security in this section is fair valued at <$1.
The following table is a summary of the inputs used, as of March 28, 2024, in valuing Emerging Markets Equity Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 310 310 – –
Total Asset Derivatives $310 $310 $– $–

Emerging Markets Equity Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
The following table presents Emerging Markets Equity Portfolio's futures contracts held as of March 28, 2024. Investments and/or cash totaling
$99,813 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
ICE US mini MSCI Emerging Markets Index 60 June 2024 $ 3,146,690 $ 310
Total Futures Long Contracts $ 3,146,690 $ 310
Total Futures Contracts $ 3,146,690 $310
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Emerging Markets Equity
Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
3/28/2024
Shares Held at
3/28/2024
% of Net
Assets
3/28/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.590% $391 $2,884 $3,275 $– – –
Total Affiliated Short-Term Investments 391 – –
Total Value $391 $–
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 3/28/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.590% $– $– $ – $3
Total Income/Non Cash Income from Affiliated
Investments $3
Total Value $– $– $ –

ESG Index Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 93.4% ) Value
Communications Services (8.2%)
10,935 Alphabet, Inc., Class A
a
$ 1,650,420
9,520 Alphabet, Inc., Class C
a
1,449,515
8 Cable One, Inc. 3,385
472 Electronic Arts, Inc. 62,620
81 John Wiley and Sons, Inc. 3,089
341 Liberty Global, Ltd., Class C
a
6,015
1,699 Lumen Technologies, Inc.
a
2,651
287 New York Times Company 12,404
365 Omnicom Group, Inc. 35,317
54 Scholastic Corporation 2,036
7,768 Verizon Communications, Inc. 325,945
3,388 Walt Disney Company 414,556
4,255 Warner Brothers Discovery, Inc.
a
37,146
519 ZoomInfo Technologies, Inc.
a
8,320
Total 4,013,419
Consumer Discretionary (8.0%)
522 Aptiv plc
a
41,577
457 Aramark 14,862
148 Autoliv, Inc. 17,824
51 AutoNation, Inc.
a
8,445
362 Best Buy Company, Inc. 29,695
64 Booking Holdings, Inc. 232,184
432 BorgWarner, Inc. 15,008
57 Buckle, Inc. 2,295
217 Capri Holdings, Ltd.
a
9,830
296 CarMax, Inc.
a
25,785
60 Choice Hotels International, Inc. 7,581
66 Columbia Sportswear Company 5,358
222 Darden Restaurants, Inc. 37,107
48 Deckers Outdoor Corporation
a
45,180
64 Domino's Pizza, Inc. 31,800
40 Ethan Allen Interiors, Inc. 1,383
160 Foot Locker, Inc. 4,560
506 GameStop Corporation
a,b
6,335
410 Gap, Inc. 11,295
282 Garmin, Ltd. 41,981
647 Hanesbrands, Inc.
a
3,753
244 Harley-Davidson, Inc. 10,673
242 Hasbro, Inc. 13,678
474 Hilton Worldwide Holdings, Inc. 101,109
1,839 Home Depot, Inc. 705,440
40 Jack in the Box, Inc. 2,739
215 Kohl's Corporation 6,267
81 La-Z-Boy, Inc. 3,047
493 LKQ Corporation 26,331
1,063 Lowe's Companies, Inc. 270,778
1,679 Lucid Group, Inc.
a,b
4,785
461 Marriott International, Inc./MD 116,315
643 Mattel, Inc.
a
12,738
1,340 McDonald's Corporation 377,813
67 Meritage Homes Corporation 11,756
96 Mohawk Industries, Inc.
a
12,565
725 Newell Brands, Inc. 5,822
2,249 NIKE, Inc. 211,361
202 Nordstrom, Inc. 4,095
67 ODP Corporation
a
3,554
72 Pool Corporation 29,052
112 PVH Corporation 15,748
1,216 Rivian Automotive, Inc.
a,b
13,315
450 Royal Caribbean Cruises, Ltd.
a
62,555
79 Signet Jewelers, Ltd. 7,906
2,092 Starbucks Corporation 191,188
5,286 Tesla, Inc.
a
929,226
Shares Common Stock (93.4%) Value
Consumer Discretionary (8.0%) - continued
257 Topgolf Callaway Brands
Corporation
a
$ 4,156
200 Tractor Supply Company 52,344
90 Ulta Beauty, Inc.
a
47,059
344 Under Armour, Inc., Class A
a
2,539
318 Under Armour, Inc., Class C
a
2,271
70 Vail Resorts, Inc. 15,598
613 VF Corporation 9,403
100 Whirlpool Corporation 11,963
113 Williams-Sonoma, Inc. 35,881
149 Wolverine World Wide, Inc. 1,670
Total 3,926,578
Consumer Staples (6.0%)
990 Archer-Daniels-Midland Company 62,182
268 Bunge Global SA 27,475
359 Campbell Soup Company 15,958
454 Church & Dwight Company, Inc. 47,357
229 Clorox Company 35,062
7,587 Coca-Cola Company 464,173
1,445 Colgate-Palmolive Company 130,122
886 Conagra Brands, Inc. 26,261
300 Darling Ingredients, Inc.
a
13,953
427 Estee Lauder Companies, Inc. 65,822
1,049 General Mills, Inc. 73,399
172 Hain Celestial Group, Inc.
a
1,352
550 Hormel Foods Corporation 19,189
120 Ingredion, Inc. 14,022
196 J.M. Smucker Company 24,671
506 Kellanova 28,989
1,936 Keurig Dr Pepper, Inc. 59,377
623 Kimberly-Clark Corporation 80,585
1,586 Kraft Heinz Company 58,523
1,259 Kroger Company 71,927
269 Lamb Weston Holdings, Inc. 28,657
464 McCormick & Company, Inc. 35,640
2,518 Mondelez International, Inc. 176,260
2,541 PepsiCo, Inc. 444,700
4,355 Procter & Gamble Company 706,599
936 Sysco Corporation 75,984
850 Target Corporation 150,628
103 United Natural Foods, Inc.
a
1,183
Total 2,940,050
Energy (1.5%)
1,859 Baker Hughes Company 62,277
440 Cheniere Energy, Inc. 70,963
87 Core Laboratories, Inc. 1,486
1,665 Halliburton Company 65,634
295 HF Sinclair Corporation 17,809
702 Marathon Petroleum Corporation 141,453
715 NOV, Inc. 13,957
1,075 ONEOK, Inc. 86,183
813 Phillips 66 132,795
814 TechnipFMC plc 20,440
629 Valero Energy Corporation 107,364
Total 720,361
Financials (11.2%)
485 Allstate Corporation 83,910
499 Ally Financial, Inc. 20,254
1,077 American Express Company 245,222
187 Ameriprise Financial, Inc. 81,988
398 Arthur J. Gallagher & Company 99,516
73 Bank of Hawaii Corporation 4,554

ESG Index Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (93.4%) Value
Financials (11.2%) - continued
1,403 Bank of New York Mellon
Corporation $ 80,841
275 BlackRock, Inc. 229,267
130 Cathay General Bancorp 4,918
2,782 Charles Schwab Corporation 201,250
754 Chubb, Ltd. 195,384
872 Citizens Financial Group, Inc. 31,645
664 CME Group, Inc. 142,953
241 Comerica, Inc. 13,253
462 Discover Financial Services 60,564
625 Equitable Holdings, Inc. 23,756
70 FactSet Research Systems, Inc. 31,807
1,096 Fidelity National Information
Services, Inc. 81,301
558 Franklin Resources, Inc. 15,685
556 Hartford Financial Services Group,
Inc. 57,296
2,666 Huntington Bancshares, Inc./OH 37,191
1,057 Intercontinental Exchange, Inc. 145,264
100 International Bancshares
Corporation 5,614
637 Invesco, Ltd. 10,568
1,718 KeyCorp 27,162
302 Lincoln National Corporation 9,643
354 Loews Corporation 27,715
306 M&T Bank Corporation 44,505
70 MarketAxess Holdings, Inc. 15,347
913 Marsh & McLennan Companies,
Inc. 188,060
1,547 Mastercard, Inc. 744,989
305 Moody's Corporation 119,874
2,274 Morgan Stanley 214,120
638 Nasdaq, Inc. 40,258
384 Northern Trust Corporation 34,145
545 Old National Bancorp 9,488
1,892 PayPal Holdings, Inc.
a
126,745
736 PNC Financial Services Group,
Inc. 118,938
446 Principal Financial Group, Inc. 38,494
1,081 Progressive Corporation 223,572
670 Prudential Financial, Inc. 78,658
1,729 Regions Financial Corporation 36,378
599 S&P Global, Inc. 254,845
570 State Street Corporation 44,072
772 Synchrony Financial 33,289
415 T. Rowe Price Group, Inc. 50,597
423 Travelers Companies, Inc. 97,349
2,464 Truist Financial Corporation 96,047
2,925 Visa, Inc. 816,309
195 Voya Financial, Inc. 14,414
691 Western Union Company 9,660
191 Willis Towers Watson plc 52,525
280 Zions Bancorp NA 12,152
Total 5,483,351
Health Care (9.5%)
3,262 AbbVie, Inc. 594,010
540 Agilent Technologies, Inc. 78,575
134 Align Technology, Inc.
a
43,941
988 Amgen, Inc. 280,908
536 Becton, Dickinson and Company 132,633
267 Biogen, Inc.
a
57,573
346 BioMarin Pharmaceutical, Inc.
a
30,220
288 Bio-Techne Corporation 20,272
3,760 Bristol-Myers Squibb Company 203,905
Shares Common Stock (93.4%) Value
Health Care (9.5%) - continued
455 Cardinal Health, Inc. $ 50,914
317 Cencora, Inc. 77,028
987 Centene Corporation
a
77,460
541 Cigna Group 196,486
364 Cooper Companies, Inc. 36,931
1,296 Danaher Corporation 323,637
101 DaVita, Inc.
a
13,943
392 Dentsply Sirona, Inc. 13,010
713 Dexcom, Inc.
a
98,893
1,118 Edwards Lifesciences Corporation
a
106,836
434 Elevance Health, Inc. 225,046
2,304 Gilead Sciences, Inc. 168,768
371 HCA Healthcare, Inc. 123,740
242 Henry Schein, Inc.
a
18,276
443 Hologic, Inc.
a
34,536
227 Humana, Inc. 78,705
153 IDEXX Laboratories, Inc.
a
82,609
290 Illumina, Inc.
a
39,823
129 Insulet Corporation
a
22,111
338 IQVIA Holding, Inc.
a
85,477
111 Jazz Pharmaceuticals, Inc.
a
13,367
157 Laboratory Corporation of America
Holdings 34,298
4,682 Merck & Company, Inc. 617,790
40 Mettler-Toledo International, Inc.
a
53,252
160 Patterson Companies, Inc. 4,424
143 Pediatrix Medical Group, Inc.
a
1,434
206 Quest Diagnostics, Inc. 27,421
270 ResMed, Inc. 53,468
199 Select Medical Holdings
Corporation 6,000
183 STERIS plc 41,142
296 Teladoc Health, Inc.
a
4,470
477 Vertex Pharmaceuticals, Inc.
a
199,391
109 Waters Corporation
a
37,521
136 West Pharmaceutical Services,
Inc. 53,817
387 Zimmer Biomet Holdings, Inc. 51,076
850 Zoetis, Inc. 143,829
Total 4,658,966
Industrials (8.8%)
1,021 3M Company 108,298
227 A.O. Smith Corporation 20,307
158 ACCO Brands Corporation 886
57 Acuity Brands, Inc. 15,318
117 AGCO Corporation 14,393
198 Air Lease Corporation 10,185
161 Allegion plc 21,688
72 Applied Industrial Technologies,
Inc. 14,224
47 ArcBest Corporation 6,698
89 ASGN, Inc.
a
9,324
761 Automatic Data Processing, Inc. 190,052
33 Avis Budget Group, Inc. 4,041
217 Broadridge Financial Solutions,
Inc. 44,455
228 Builders FirstSource, Inc.
a
47,549
217 C.H. Robinson Worldwide, Inc. 16,522
1,494 Carrier Global Corporation 86,846
942 Caterpillar, Inc. 345,177
1,848 CNH Industrial NV 23,950
1,597 Copart, Inc.
a
92,498
3,651 CSX Corporation 135,343
262 Cummins, Inc. 77,198

ESG Index Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (93.4%) Value
Industrials (8.8%) - continued
491 Deere & Company $ 201,673
293 Delta Air Lines, Inc. 14,026
76 Deluxe Corporation 1,565
259 Dover Corporation 45,892
738 Eaton Corporation plc 230,758
88 EMCOR Group, Inc. 30,818
273 Expeditors International of
Washington, Inc. 33,189
97 Exponent, Inc. 8,021
1,060 Fastenal Company 81,768
376 Ferguson plc 82,130
240 Flowserve Corporation 10,963
652 Fortive Corporation 56,085
234 Fortune Brands Innovations, Inc. 19,813
312 Graco, Inc. 29,160
85 Granite Construction, Inc. 4,856
34 Heidrick & Struggles International,
Inc. 1,144
78 HNI Corporation 3,520
36 ICF International, Inc. 5,423
140 IDEX Corporation 34,163
556 Illinois Tool Works, Inc. 149,192
748 Ingersoll Rand, Inc. 71,023
107 Interface, Inc. 1,800
153 JB Hunt Transport Services, Inc. 30,485
1,257 Johnson Controls International plc 82,107
59 Kelly Services, Inc. 1,477
297 Knight-Swift Transportation
Holdings, Inc. 16,341
60 Lennox International, Inc. 29,326
106 Lincoln Electric Holdings, Inc. 27,077
95 ManpowerGroup, Inc. 7,376
414 Masco Corporation 32,656
370 MDU Resources Group, Inc. 9,324
99 Middleby Corporation
a
15,918
418 Norfolk Southern Corporation 106,536
167 Owens Corning, Inc. 27,856
965 PACCAR, Inc. 119,554
237 Parker-Hannifin Corporation 131,722
101 Paycom Software, Inc. 20,100
307 Pentair plc 26,230
268 Quanta Services, Inc. 69,626
57 Resources Connection, Inc. 750
201 Robert Half, Inc. 15,935
212 Rockwell Automation, Inc. 61,762
86 Ryder System, Inc. 10,336
289 Sensata Technologies Holding plc 10,618
98 Snap-On, Inc. 29,030
274 Southwest Airlines Company 7,998
282 Stanley Black & Decker, Inc. 27,616
143 Steelcase, Inc. 1,870
33 Tennant Company 4,013
99 Tetra Tech, Inc. 18,286
121 Timken Company 10,579
421 Trane Technologies plc 126,384
353 TransUnion 28,169
62 TrueBlue, Inc.
a
776
179 U-Haul Holding Company 11,936
1,126 Union Pacific Corporation 276,917
1,338 United Parcel Service, Inc. 198,867
125 United Rentals, Inc. 90,139
83 W.W. Grainger, Inc. 84,436
332 Wabtec Corporation 48,366
Shares Common Stock (93.4%) Value
Industrials (8.8%) - continued
442 Xylem, Inc. $ 57,124
Total 4,277,552
Information Technology (34.2%)
1,159 Accenture plc 401,721
835 Adobe, Inc.
a
421,341
2,984 Advanced Micro Devices, Inc.
a
538,582
281 Akamai Technologies, Inc.
a
30,562
917 Analog Devices, Inc. 181,373
160 ANSYS, Inc.
a
55,546
1,536 Applied Materials, Inc. 316,769
287 Atlassian Corporation
a
55,997
396 Autodesk, Inc.
a
103,126
502 Cadence Design Systems, Inc.
a
156,263
7,508 Cisco Systems, Inc. 374,724
323 Cognex Corporation 13,702
926 Cognizant Technology Solutions
Corporation 67,866
377 CommScope Holding Company,
Inc.
a
494
1,497 Corning, Inc. 49,341
444 Dell Technologies, Inc. 50,665
112 F5, Inc.
a
21,234
46 Fair Isaac Corporation
a
57,482
187 First Solar, Inc.
a
31,566
801 Flex, Ltd.
a
22,917
1,206 Fortinet, Inc.
a
82,382
1,061 Gen Digital, Inc. 23,766
145 Guidewire Software, Inc.
a
16,923
2,394 Hewlett Packard Enterprise
Company 42,446
1,739 HP, Inc. 52,553
88 HubSpot, Inc.
a
55,137
7,790 Intel Corporation 344,084
1,687 International Business Machines
Corporation 322,149
517 Intuit, Inc. 336,050
82 Itron, Inc.
a
7,587
323 Keysight Technologies, Inc.
a
50,511
244 Lam Research Corporation 237,063
1,005 Microchip Technology, Inc. 90,158
13,046 Microsoft Corporation 5,488,713
307 Motorola Solutions, Inc. 108,979
4,564 NVIDIA Corporation 4,123,848
476 NXP Semiconductors NV 117,938
290 Okta, Inc.
a
30,340
798 ON Semiconductor Corporation
a
58,693
3,047 Oracle Corporation 382,734
219 PTC, Inc.
a
41,378
143 RingCentral, Inc.
a
4,968
197 Roper Industries, Inc. 110,485
1,789 Salesforce, Inc. 538,811
365 Seagate Technology Holdings plc 33,963
379 ServiceNow, Inc.
a
288,950
297 Skyworks Solutions, Inc. 32,171
281 Synopsys, Inc.
a
160,591
572 TE Connectivity, Ltd. 83,077
189 Teradata Corporation
a
7,309
1,676 Texas Instruments, Inc. 291,976
455 Trimble, Inc.
a
29,284
317 Twilio, Inc.
a
19,385
386 Workday, Inc.
a
105,281
216 Xerox Holdings Corporation 3,866

ESG Index Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (93.4%) Value
Information Technology (34.2%) - continued
95 Zebra Technologies Corporation
a
$ 28,637
Total 16,703,457
Materials (2.5%)
410 Air Products and Chemicals, Inc. 99,331
216 Albemarle Corporation 28,456
149 Avery Dennison Corporation 33,264
415 Axalta Coating Systems, Ltd.
a
14,272
577 Ball Corporation 38,867
63 Compass Minerals International,
Inc. 992
474 Ecolab, Inc. 109,447
98 H.B. Fuller Company 7,814
470 International Flavors & Fragrances,
Inc. 40,415
612 International Paper Company 23,880
896 Linde plc 416,031
480 LyondellBasell Industries NV 49,094
63 Minerals Technologies, Inc. 4,743
613 Mosaic Company 19,898
2,127 Newmont Corporation 76,232
435 PPG Industries, Inc. 63,031
43 Radius Recycling, Inc. 909
267 Sealed Air Corporation 9,932
449 Sherwin-Williams Company 155,951
184 Sonoco Products Company 10,642
Total 1,203,201
Real Estate (2.7%)
860 American Tower Corporation 169,927
211 Anywhere Real Estate, Inc.
a
1,304
262 AvalonBay Communities, Inc. 48,617
273 Boston Properties, Inc. 17,830
563 CBRE Group, Inc.
a
54,746
206 COPT Defense Properties 4,979
800 Crown Castle, Inc. 84,664
559 Digital Realty Trust, Inc. 80,518
173 Equinix, Inc. 142,782
663 Equity Residential 41,842
134 Federal Realty Investment Trust 13,684
1,308 Healthpeak Properties, Inc. 24,525
1,306 Host Hotels & Resorts, Inc. 27,008
534 Iron Mountain, Inc. 42,832
88 Jones Lang LaSalle, Inc.
a
17,168
383 Macerich Company 6,599
148 PotlatchDeltic Corporation 6,959
1,705 Prologis, Inc. 222,025
199 SBA Communications Corporation 43,123
604 Simon Property Group, Inc. 94,520
577 UDR, Inc. 21,586
736 Ventas, Inc. 32,046
1,023 Welltower, Inc. 95,589
Total 1,294,873
Utilities (0.8%)
359 American Water Works Company,
Inc. 43,873
279 Atmos Energy Corporation 33,165
134 Avista Corporation 4,693
538 CMS Energy Corporation 32,463
639 Consolidated Edison, Inc. 58,028
480 Essential Utilities, Inc. 17,784
643 Eversource Energy 38,432
1,835 Exelon Corporation 68,941
Shares Common Stock (93.4%) Value
Utilities (0.8%) - continued
176 New Jersey Resources
Corporation $ 7,552
99 Ormat Technologies, Inc. 6,553
1,162 Sempra 83,466
388 UGI Corporation 9,521
Total 404,471
Total Common Stock
(cost $34,510,611) 45,626,279
Shares
Registered Investment
Companies ( 5.7% ) Value
U.S. Unaffiliated  (5.7%)
27,617 iShares MSCI KLD 400 Social ETF 2,784,070
Total 2,784,070
Total Registered Investment
Companies (cost $2,128,672) 2,784,070
Shares
Collateral Held for Securities
Loaned ( 0.1% ) Value
22,650 Thrivent Cash Management Trust 22,650
Total Collateral Held for
Securities Loaned
(cost $22,650) 22,650
Shares or
Principal
Amount Short-Term Investments ( 0.2% ) Value
Federal Home Loan Bank Discount
Notes
100,000 5.210%, 5/21/2024
c,d
99,217
Total Short-Term Investments
(cost $99,233) 99,217
Total Investments (cost
$36,761,166) 99.4% $48,532,216
Other Assets and Liabilities, Net
0.6% 306,289
Total Net Assets 100.0% $48,838,505
a Non-income producing security.
b All or a portion of the security is on loan.
c The interest rate shown reflects the yield.
d All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent ESG Index Portfolio as of
March 28, 2024:
Securities Lending Transactions
Common Stock $ 21,328
Total lending $21,328
Gross amount payable upon return of
collateral for securities loaned $22,650
Net amounts due to counterparty $1,322

ESG Index Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Definitions:
ETF - Exchange Traded Fund
plc - Public Limited Company
Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 28, 2024, in valuing ESG Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 4,013,419 4,013,419 – –
Consumer Discretionary 3,926,578 3,926,578 – –
Consumer Staples 2,940,050 2,940,050 – –
Energy 720,361 720,361 – –
Financials 5,483,351 5,483,351 – –
Health Care 4,658,966 4,658,966 – –
Industrials 4,277,552 4,277,552 – –
Information Technology 16,703,457 16,703,457 – –
Materials 1,203,201 1,203,201 – –
Real Estate 1,294,873 1,294,873 – –
Utilities 404,471 404,471 – –
Registered Investment Companies
U.S. Unaffiliated 2,784,070 2,784,070 – –
Short-Term Investments 99,217 – 99,217 –
Subtotal Investments in Securities $48,509,566 $48,410,349 $99,217 $–
Other Investments  * Total
Collateral Held for Securities Loaned 22,650
Subtotal Other Investments $22,650
Total Investments at Value $48,532,216
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of March 28, 2024, in valuing ESG Index Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 10,470 10,470 – –
Total Asset Derivatives $10,470 $10,470 $– $–

ESG Index Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
S&P
-
Standard & Poor's
The following table presents ESG Index Portfolio's futures contracts held as of March 28, 2024. Investments and/or cash totaling $99,217 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME Micro E-mini S&P 500 Index 18 June 2024 $ 467,295 $ 10,470
Total Futures Long Contracts $ 467,295 $ 10,470
Total Futures Contracts $ 467,295 $10,470
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in ESG Index Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
3/28/2024
Shares Held at
3/28/2024
% of Net
Assets
3/28/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, –% $272 $2,135 $2,407 $– – –
Total Affiliated Short-Term Investments 272 – –
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 17 120 114 23 23 0.1%
Total Collateral Held for Securities Loaned 17 23 0.1
Total Value $289 $23
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 3/28/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, –% $– $– $ – $4
Total Income/Non Cash Income from Affiliated
Investments $4
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 1
Total Affiliated Income from Securities Loaned, Net $1
Total Value $– $– $ –

Global Stock Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 75.7% ) Value
Communications Services (4.7%)
142,480 Alphabet, Inc., Class C
a
$ 21,694,005
16,758 Altice USA, Inc.
a
43,738
5,758 AMC Networks, Inc.
a
69,844
393,937 Auto Trader Group plc
b
3,478,819
2,102 Bandwidth, Inc.
a
38,382
2,302 Bumble, Inc.
a
26,128
40 Cable One, Inc. 16,925
15,800 Capcom Company, Ltd. 295,999
7,439 CAR Group, Ltd. 174,860
50,801 Cargurus, Inc.
a
1,172,487
2,140 Cogeco Communications, Inc. 94,918
103,264 Comcast Corporation 4,476,494
57 E.W. Scripps Company
a
224
5,527 Electronic Arts, Inc. 733,267
3,457 Emerald Holding, Inc.
a
23,542
2,229 Entravision Communications
Corporation 3,656
12,183 iHeartMedia, Inc.
a
25,462
44,652 Imax Corporation
a
722,023
36,567 Integral Ad Science Holding
Corporation
a
364,573
3,718 Interpublic Group of Companies,
Inc. 121,318
7,698 Ipsos SA 542,707
4,326 Iridium Communications, Inc. 113,168
4,100 Kakaku.com, Inc. 49,739
87,700 KDDI Corporation 2,593,001
9,248 Liberty Global, Ltd., Class A
a
156,476
6,507 Liberty Latin America, Ltd., Class
A
a
45,354
1,107 Live Nation Entertainment, Inc.
a
117,087
48,888 Lumen Technologies, Inc.
a
76,265
1,774 Match Group, Inc.
a
64,361
41,679 Meta Platforms, Inc. 20,238,489
147,340 MFE-MediaForEurope NV 382,525
44,820 Moneysupermarket.com Group plc 124,308
28,100 Nintendo Company, Ltd. 1,533,266
1,508,400 Nippon Telegraph and Telephone
Corporation 1,796,660
685 Omnicom Group, Inc. 66,281
23,148 Pinterest, Inc.
a
802,541
4,405 Playtika Holding Corporation 31,055
3,775 Publicis Groupe SA 411,554
29,144 QuinStreet, Inc.
a
514,683
90,633 Rightmove plc 628,201
3,740 Roku, Inc.
a
243,736
11,321 Scout24 SE
b
852,908
2,166 Sinclair, Inc. 29,176
38,900 SoftBank Group Corporation 2,310,091
1,923 TechTarget, Inc.
a
63,613
4,440 Telephone and Data Systems, Inc. 71,129
14,649 Trade Desk, Inc.
a
1,280,616
43,700 TV Asahi Holdings Corporation 603,236
149,256 Verizon Communications, Inc. 6,262,782
222,372 Warner Brothers Discovery, Inc.
a
1,941,308
Total 77,522,980
Consumer Discretionary (8.4%)
117 Adient plc
a
3,852
25,394 Amadeus IT Holding SA 1,630,216
135,392 Amazon.com, Inc.
a
24,422,009
856 American Axle & Manufacturing
Holdings, Inc.
a
6,300
11,895 American Eagle Outfitters, Inc. 306,772
34,463 Aptiv plc
a
2,744,978
Shares Common Stock (75.7%) Value
Consumer Discretionary (8.4%) - continued
143,888 Aristocrat Leisure, Ltd. $ 4,028,988
5,031 Autoliv, Inc. 605,883
63,200 B&M European Value Retail SA 435,690
13,095 Bayerische Motoren Werke AG 1,510,891
615 Beazer Homes USA, Inc.
a
20,172
16,511 Berkeley Group Holdings plc 991,987
1,463 Best Buy Company, Inc. 120,010
756 Booking Holdings, Inc. 2,742,677
8,029 Boot Barn Holdings, Inc.
a
763,959
2,791 Buckle, Inc. 112,394
13 Cavco Industries, Inc.
a
5,188
7,988 Cedar Fair, LP 334,697
17,088 Cheesecake Factory, Inc. 617,731
409 Chipotle Mexican Grill, Inc.
a
1,188,869
17,351 Columbia Sportswear Company 1,408,554
6,443 Compagnie Generale des
Etablissements Michelin SCA 246,918
180,947 Compass Group plc 5,307,648
2,013 Container Store Group, Inc.
a
2,295
745 Coursera, Inc.
a
10,445
1,510 Culp, Inc.
a
7,248
16,559 D.R. Horton, Inc. 2,724,783
11,917 Dana, Inc. 151,346
1,196 Darden Restaurants, Inc. 199,911
936 Deckers Outdoor Corporation
a
881,019
3,600 Denso Corporation 68,946
7,245 Dollarama, Inc. 551,926
7,865 Domino's Pizza Group plc 34,172
1,135 DoorDash, Inc.
a
156,312
49 Dorman Products, Inc.
a
4,723
61,265 eBay, Inc. 3,233,567
500 El Pollo Loco Holdings, Inc.
a
4,870
1,540 Etsy, Inc.
a
105,829
10,026 Everi Holdings, Inc.
a
100,761
21,711 Expedia Group, Inc.
a
2,990,690
900 Fast Retailing Company, Ltd. 278,844
5,401 Five Below, Inc.
a
979,633
148 Fox Factory Holding Corporation
a
7,706
12,463 Gap, Inc. 343,356
19,421 Gentex Corporation 701,487
2,777 Genuine Parts Company 430,241
4,442 Goodyear Tire & Rubber
Company
a
60,989
3,089 Grand Canyon Education, Inc.
a
420,753
2,086 Green Brick Partners, Inc.
a
125,640
819 Harley-Davidson, Inc. 35,823
15,300 Heiwa Corporation 200,091
2,727 Hilton Worldwide Holdings, Inc. 581,696
16,451 Home Depot, Inc. 6,310,604
168,300 Honda Motor Company, Ltd. 2,082,492
9,819 Industria de Diseno Textil SA 494,450
27,451 InterContinental Hotels Group plc 2,852,481
22,019 JB Hi-Fi, Ltd. 921,769
2,874 Kering SA 1,138,347
4,170 Kohl's Corporation 121,556
11,707 Laureate Education, Inc. 170,571
1,175 La-Z-Boy, Inc. 44,204
8,409 Lear Corporation 1,218,296
2,243 Leggett & Platt, Inc. 42,953
1,190 Lennar Corporation 204,656
10,169 LKQ Corporation 543,126
422,406 Lottery Corporation, Ltd. 1,416,579
17,233 Lowe's Companies, Inc. 4,389,762
2,144 Lululemon Athletica, Inc.
a
837,554

Global Stock Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (75.7%) Value
Consumer Discretionary (8.4%) - continued
3,645 LVMH Moet Hennessy Louis
Vuitton SE $ 3,279,769
293 M/I Homes, Inc.
a
39,933
32 Marriott Vacations Worldwide
Corporation 3,447
2,696 Meritage Homes Corporation 473,040
23,460 Mobileye Global, Inc.
a
754,239
7,656 Modine Manufacturing Company
a
728,775
2,524 Mohawk Industries, Inc.
a
330,366
7,043 Moncler SPA 525,556
23,520 Next plc 2,741,593
3,957 Nordstrom, Inc. 80,208
138 NVR, Inc.
a
1,117,795
34,300 Oriental Land Company, Ltd. 1,098,825
66,300 Panasonic Holdings Corporation 632,752
15,204 Pandora AS 2,454,017
30,999 Pearson plc 408,178
2,160 Polaris, Inc. 216,259
2,349 Pool Corporation 947,822
4,902 Premier Investments, Ltd. 104,795
10,262 PUMA SE 464,421
31,694 Qurate Retail, Inc.
a
38,984
1,213 Ralph Lauren Corporation 227,753
3,111 Ross Stores, Inc. 456,570
47,600 Sekisui Chemical Company, Ltd. 696,417
30,500 Sekisui House, Ltd. 694,719
294 Shake Shack, Inc.
a
30,585
4,117 Signet Jewelers, Ltd. 411,988
13,359 Six Flags Entertainment
Corporation
a
351,609
13,954 Skyline Champion Corporation
a
1,186,230
20,300 Sony Group Corporation 1,740,740
37,552 Sony Group Corporation ADR
c
3,219,708
171,859 Stellantis NV 4,882,365
24,803 Stoneridge, Inc.
a
457,367
8,426 Tapestry, Inc. 400,066
32,119 Tesla, Inc.
a
5,646,199
4,728 Texas Roadhouse, Inc. 730,334
31,834 ThredUp, Inc.
a
63,668
2,300 TOMY Company, Ltd. 42,003
282 TopBuild Corporation
a
124,286
210,600 Toyota Motor Corporation 5,322,909
7,382 Travel + Leisure Company 361,423
10 Ulta Beauty, Inc.
a
5,229
2,867 United Parks & Resorts, Inc.
a
161,154
3,050 Upbound Group, Inc. 107,391
6,146 Urban Outfitters, Inc.
a
266,859
119 Vail Resorts, Inc. 26,517
172 Visteon Corporation
a
20,229
10,395 Wendy's Company 195,842
11,605 Wesfarmers, Ltd. 517,290
19,464 Whitbread plc 813,749
551 Wingstop, Inc. 201,886
8,387 Wyndham Hotels & Resorts, Inc. 643,702
244 XPEL, Inc.
a
13,181
126,500 Yamada Holdings Company, Ltd. 366,457
30,090 Yum China Holding, Inc. 1,197,281
44,600 ZOZO, Inc. 1,106,964
Total 136,872,329
Consumer Staples (4.5%)
3,100 Ain Holdings, Inc. 111,655
104,676 Alimentation Couche-Tard, Inc. 5,974,310
541 Archer-Daniels-Midland Company 33,980
10,300 Arcs Company, Ltd. 212,713
Shares Common Stock (75.7%) Value
Consumer Staples (4.5%) - continued
2,852 BellRing Brands, Inc.
a
$ 168,354
36,452 BJ's Wholesale Club Holdings,
Inc.
a
2,757,594
21,793 Carlsberg AS 2,984,446
2,568 Casey's General Stores, Inc. 817,780
19,660 Celsius Holdings, Inc.
a
1,630,207
26,448 Coca-Cola European Partners plc 1,850,038
224,343 Coty, Inc.
a
2,683,142
34,363 Danone SA 2,221,398
1,033 Darling Ingredients, Inc.
a
48,045
5,320 Dollar Tree, Inc.
a
708,358
5,715 e.l.f. Beauty, Inc.
a
1,120,311
1,713 Flowers Foods, Inc. 40,684
1,235 George Weston, Ltd. 166,858
9,789 GrainCorp, Ltd. 52,554
189 Hershey Company 36,760
60,085 Imperial Brands plc 1,343,175
9,090 J & J Snack Foods Corporation 1,314,050
3,211 J.M. Smucker Company 404,169
47,000 Japan Tobacco, Inc. 1,253,111
139,951 Kenvue, Inc. 3,003,348
11,083 Kesko Oyj 207,186
142,551 Koninklijke Ahold Delhaize NV 4,265,396
3,156 Kroger Company 180,302
39,144 Lamb Weston Holdings, Inc. 4,170,010
6,254 Lancaster Colony Corporation 1,298,518
66 Lindt & Spruengli AG 789,943
13,337 Loblaw Companies, Ltd. 1,477,896
185 McCormick & Company, Inc. 14,210
33,876 Metro, Inc./CN 1,818,658
29,678 Nestle SA 3,153,286
61,914 Philip Morris International, Inc. 5,672,561
339 PriceSmart, Inc. 28,476
129,300 Seven & I Holdings Company, Ltd. 1,884,662
66,946 Sysco Corporation 5,434,676
246,877 Tesco plc 924,670
25,059 Unilever plc 1,258,006
156,099 Walmart, Inc. 9,392,477
213,000 WH Group, Ltd.
b
140,597
27,600 Yakult Honsha Company, Ltd. 564,102
Total 73,612,672
Energy (4.2%)
10,164 Ampol, Ltd. 263,656
798 Archrock, Inc. 15,697
16,826 Baker Hughes Company 563,671
1,031 Cactus, Inc. 51,643
1,453 California Resources Corporation 80,060
1,498 ChampionX Corporation 53,763
7,859 Chesapeake Energy Corporation 698,115
45,724 ConocoPhillips 5,819,751
28,075 Coterra Energy, Inc. 782,731
1,517 CVR Energy, Inc. 54,096
88,770 Devon Energy Corporation 4,454,479
415,800 Eneos Holdings, Inc. 2,003,263
218,541 Eni SPA 3,460,397
165,440 Enterprise Products Partners, LP 4,827,539
36,655 Equinor ASA 982,882
6,075 Expro Group Holdings NV
a
121,318
55,987 Exxon Mobil Corporation 6,507,929
64,108 Galp Energia SGPS SA 1,059,861
1,544 Gulfport Energy Corporation
a
247,225
146,052 Halliburton Company 5,757,370
7,081 Helmerich & Payne, Inc. 297,827
564 International Seaways, Inc. 30,005

Global Stock Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (75.7%) Value
Energy (4.2%) - continued
10,765 Koninklijke Vopak NV $ 415,172
9,469 Liberty Energy, Inc. 196,198
1,995 Magnolia Oil & Gas Corporation 51,770
11,711 Marathon Oil Corporation 331,890
17,546 Marathon Petroleum Corporation 3,535,519
15,076 Matador Resources Company 1,006,624
3,861 Murphy Oil Corporation 176,448
8,669 Noble Corporation plc 420,360
8,034 NOV, Inc. 156,824
7,553 Ovintiv, Inc. 392,001
6,543 Par Pacific Holdings, Inc.
a
242,483
1,766 Patterson-UTI Energy, Inc. 21,086
5,844 Phillips 66 954,559
24,751 Pioneer Natural Resources
Company 6,497,137
20,802 ProPetro Holding Corporation
a
168,080
82,871 Repsol SA 1,383,222
268,764 Shell plc 8,917,443
29,018 Shell plc ADR 1,945,367
7,448 SM Energy Company 371,283
1,151 Solaris Oilfield Infrastructure, Inc. 9,979
61,409 TechnipFMC plc 1,541,980
7,113 TETRA Technologies, Inc.
a
31,510
7,430 TotalEnergies SE 511,107
2,793 U.S. Silica Holdings, Inc.
a
34,661
5,387 Viper Energy, Inc. 207,184
4,592 Williams Companies, Inc. 178,950
Total 67,832,115
Financials (12.7%)
1,185 1st Source Corporation 62,118
27,799 AB Industrivarden, Class A
c
956,001
5,615 AB Industrivarden, Class C 193,080
6,459 Allianz SE 1,935,880
20,632 Allstate Corporation 3,569,542
2,439 Amalgamated Financial
Corporation 58,536
147 Amerant Bancorp, Inc. 3,424
14,293 American Express Company 3,254,373
60,807 American International Group, Inc. 4,753,283
7,303 Ameriprise Financial, Inc. 3,201,927
398 Ameris Bancorp 19,255
61 Apollo Global Management, Inc. 6,859
3,314 Arthur J. Gallagher & Company 828,633
3,731 Artisan Partners Asset
Management, Inc. 170,768
391 AssetMark Financial Holdings,
Inc.
a
13,845
1,036 Associated Banc-Corp 22,284
611 Assurant, Inc. 115,015
1,371 Assured Guaranty, Ltd. 119,620
273 Atlantic Union Bankshares
Corporation 9,640
47,626 Australia and New Zealand
Banking Group, Ltd. 912,803
525 Axis Capital Holdings, Ltd. 34,135
357 Axos Financial, Inc.
a
19,292
34,822 Azimut Holding SPA 946,652
2,316 Banca Generali SPA 92,029
1,981 Banca IFIS SPA 38,813
103,848 Banca Mediolanum SPA 1,141,392
415,947 Banco Bilbao Vizcaya Argentaria
SA
c
4,953,320
777,749 Banco Santander SA 3,798,874
22,941 Bank Hapoalim BM 214,990
Shares Common Stock (75.7%) Value
Financials (12.7%) - continued
66,334 Bank Leumi Le-Israel BM $ 551,401
153,628 Bank of America Corporation 5,825,574
106 Bank of Hawaii Corporation
c
6,613
2,435 Bank of Marin Bancorp 40,835
12,000 Bank of Montreal 1,171,607
84,317 Bank of New York Mellon
Corporation 4,858,346
19,371 Bank of Nova Scotia 1,002,049
1,422 Bank OZK 64,644
1,466 BankFinancial Corporation 15,393
225 BankUnited, Inc. 6,300
2,713 Banner Corporation 130,224
171 Bar Harbor Bankshares 4,528
471 BayCom Corporation 9,707
2,759 BCB Bancorp, Inc. 28,832
5,274 Berkshire Hills Bancorp, Inc. 120,880
4,061 Block, Inc.
a
343,479
23,086 Blue Owl Capital, Inc. 435,402
116 BOK Financial Corporation 10,672
2,763 Brighthouse Financial, Inc.
a
142,405
3,041 BrightSpire Capital, Inc. 20,952
11,919 Brookline Bancorp, Inc. 118,713
2,327 Brown & Brown, Inc. 203,706
2,476 Business First Bancshares, Inc. 55,165
4,156 Byline Bancorp, Inc. 90,268
2,432 Cadence Bank 70,528
245 Camden National Corporation 8,212
13,333 Canadian Imperial Bank of
Commerce 675,927
4,278 Canadian Western Bank 89,062
171 Capital City Bank Group, Inc. 4,737
24,204 Capital One Financial Corporation 3,603,734
6,705 Capitol Federal Financial, Inc. 39,962
75,606 Carlyle Group, Inc. 3,546,677
386 Cathay General Bancorp 14,602
4,330 Cboe Global Markets, Inc. 795,551
4,417 Central Pacific Financial
Corporation 87,236
69,689 Charles Schwab Corporation 5,041,302
15,437 Chubb, Ltd. 4,000,190
3,725 Cincinnati Financial Corporation 462,533
1,506 Citizens Financial Group, Inc. 54,653
226 CNA Financial Corporation 10,265
2,339 CNB Financial Corporation 47,692
617 Coinbase Global, Inc.
a
163,579
11,302 Columbia Banking System, Inc. 218,694
57,849 Comerica, Inc. 3,181,116
1,935 Commerce Bancshares, Inc. 102,942
31,471 Commonwealth Bank of Australia 2,468,562
328 Community Bank System, Inc. 15,754
1,417 Community Trust Bancorp, Inc. 60,435
252 Community West Bancshares 5,012
321 ConnectOne Bancorp, Inc. 6,259
1,011 Corpay, Inc.
a
311,934
928 Cullen/Frost Bankers, Inc. 104,465
1,558 Customers Bancorp, Inc.
a
82,667
474 CVB Financial Corporation 8,456
21,600 Daiwa Securities Group, Inc. 164,340
131,900 DBS Group Holdings, Ltd. 3,520,123
8,878 Deutsche Boerse AG 1,818,131
3,492 Dime Community Bancshares, Inc. 67,256
25,350 Discover Financial Services 3,323,131
98,289 DNB Bank ASA 1,953,745
2,964 Eagle Bancorp, Inc. 69,624
2,866 East West Bancorp, Inc. 226,729

Global Stock Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (75.7%) Value
Financials (12.7%) - continued
1,142 Employers Holdings, Inc. $ 51,835
2,131 Enova International, Inc.
a
133,891
209 Enterprise Bancorp, Inc./MA 5,428
3,278 Enterprise Financial Services
Corporation 132,956
15,908 Equitable Holdings, Inc. 604,663
1,478 Equity Bancshares, Inc. 50,799
4,133 Euronext NV
b
393,339
227 EVERTEC, Inc. 9,057
4,402 F.N.B. Corporation 62,068
6,674 FactSet Research Systems, Inc. 3,032,599
13,284 Federated Hermes, Inc. 479,818
3,445 Fidelity National Information
Services, Inc. 255,550
2,771 Fifth Third Bancorp 103,109
2,446 Financial Institutions, Inc. 46,034
1,076 First Bancorp/Puerto Rico 18,873
4,427 First Bancshares, Inc. 114,881
31 First Citizens BancShares, Inc./NC 50,685
9,165 First Commonwealth Financial
Corporation 127,577
3,241 First Financial Bancorp 72,663
1,625 First Financial Bankshares, Inc. 53,316
1,541 First Financial Corporation 59,067
596 First Hawaiian, Inc. 13,088
9,605 First Horizon Corporation 147,917
661 First Internet Bancorp 22,963
3,858 First Interstate BancSystem, Inc. 104,976
1,258 First Merchants Corporation 43,904
1,481 First Mid-Illinois Bancshares, Inc. 48,399
4,598 First of Long Island Corporation 50,992
209 Five Star Bancorp 4,702
4,197 Flushing Financial Corporation 52,924
1,801 Flywire Corporation
a
44,683
6,449 Fulton Financial Corporation 102,475
9,396 Glacier Bancorp, Inc. 378,471
3,538 Global Payments, Inc. 472,889
2,090 Green Dot Corporation
a
19,500
13,013 Groupe Bruxelles Lambert SA 983,762
7,572 Hamilton Lane, Inc. 853,819
4,071 Hancock Whitney Corporation 187,429
6,659 Hanmi Financial Corporation 106,011
1,611 Hanover Insurance Group, Inc. 219,370
3,664 Hartford Financial Services Group,
Inc. 377,575
3,674 Heartland Financial USA, Inc. 129,141
10,038 Heritage Commerce Corporation 86,126
5,177 Heritage Financial Corporation 100,382
2,395 Home BancShares, Inc. 58,845
1,688 Hometrust Bancshares, Inc. 46,150
147,600 Hong Kong Exchanges & Clearing,
Ltd. 4,300,809
3,376 Hope Bancorp, Inc. 38,858
331 Horace Mann Educators
Corporation 12,244
5,195 Horizon Bancorp, Inc. 66,652
13,068 Houlihan Lokey, Inc. 1,675,187
632,774 HSBC Holdings plc 4,946,277
5,173 Huntington Bancshares, Inc./OH 72,163
49,968 IG Group Holdings plc 461,039
2,830 Independent Bank Corporation 147,217
2,502 Independent Bank Corporation/MI 63,426
6,799 Intact Financial Corporation 1,104,464
47,047 Intercontinental Exchange, Inc. 6,465,669
413 International Bancshares
Corporation 23,186
Shares Common Stock (75.7%) Value
Financials (12.7%) - continued
1,256,521 Intesa Sanpaolo SPA $ 4,561,861
4,228 Invesco Mortgage Capital, Inc. 40,927
32,620 Invesco, Ltd. 541,166
39,177 Investor AB, Class B 983,120
55,572 J.P. Morgan Chase & Company 11,131,072
4,582 Jack Henry & Associates, Inc. 796,031
13,953 Janus Henderson Group plc 458,914
4,593 Kearny Financial Corporation/MD 29,579
88,609 KeyCorp 1,400,908
3,196 Kinsale Capital Group, Inc. 1,677,069
2,138 KKR & Company, Inc. 215,040
9,571 Laurentian Bank of Canada 197,984
2,863 Lazard, Inc. 119,874
751 LendingTree, Inc.
a
31,797
3,770 M&T Bank Corporation 548,309
280,741 Man Group plc 947,496
62,891 Manulife Financial Corporation 1,570,708
564 MarketAxess Holdings, Inc. 123,657
2,025 Mercantile Bank Corporation 77,942
45,564 MetLife, Inc. 3,376,748
672 Metropolitan Bank Holding
Corporation
a
25,872
10,193 MFA Financial, Inc. 116,302
48,941 MGIC Investment Corporation 1,094,321
551 Mid Penn Bancorp, Inc. 11,026
3,920 Midland States Bancorp, Inc. 98,510
2,096 MidWestOne Financial Group, Inc. 49,130
41,400 Mitsubishi HC Capital, Inc. 288,750
255,100 Mitsubishi UFJ Financial Group,
Inc. 2,595,413
997 Mizrahi Tefahot Bank, Ltd. 37,377
115,600 Mizuho Financial Group, Inc. 2,286,026
23,245 Morgan Stanley 2,188,749
4,751 Mr. Cooper Group, Inc.
a
370,340
22,800 MS and AD Insurance Group
Holdings, Inc. 402,592
2,801 MSCI, Inc. 1,569,820
1,216 Muenchener Rueckversicherungs-
Gesellschaft AG 593,581
228 MVB Financial Corporation 5,087
9,376 Nasdaq, Inc. 591,626
52,399 National Australia Bank, Ltd. 1,186,420
2,199 National Bank Holdings
Corporation 79,318
4,079 National Bank of Canada 343,473
3,545 Navient Corporation 61,683
1,216 NCR Atleos Corporation
a
24,016
12,704 New York Community Bancorp,
Inc.
c
40,907
16,181 NMI Holdings, Inc.
a
523,294
95,600 Nomura Holdings, Inc. 611,890
7,744 Northern Trust Corporation 688,596
172 Northfield Bancorp, Inc. 1,672
174 Northrim BanCorp, Inc. 8,789
3,792 Northwest Bancshares, Inc. 44,177
8,113 NU Holdings, Ltd./Cayman
Islands
a
96,788
7,336 OceanFirst Financial Corporation 120,384
2,447 OFG Bancorp 90,074
3,508 Old National Bancorp 61,074
3,073 Old Republic International
Corporation 94,403
4,629 Old Second Bancorp, Inc. 64,065
9,753 OneMain Holdings, Inc. 498,281
70,200 ORIX Corporation 1,535,397
4,635 Pacific Premier Bancorp, Inc. 111,240

Global Stock Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (75.7%) Value
Financials (12.7%) - continued
7,213 Paragon Banking Group plc $ 62,887
380 Partners Group Holding AG 542,825
1,075 Pathward Financial, Inc. 54,266
49,849 PayPal Holdings, Inc.
a
3,339,385
915 PCB Bancorp 14,942
732 PennyMac Financial Services, Inc. 66,678
2,611 Peoples Bancorp, Inc./OH 77,312
1,121 Pinnacle Financial Partners, Inc. 96,271
13,457 Plus500, Ltd. 306,574
1,089 Popular, Inc. 95,930
3,214 Premier Financial Corporation 65,244
278 PROG Holdings, Inc. 9,574
1,386 Prosperity Bancshares, Inc. 91,171
5,016 Provident Financial Services, Inc. 73,083
2,067 Prudential Financial, Inc. 242,666
6,721 Radian Group, Inc. 224,952
53,928 Raymond James Financial, Inc. 6,925,434
3,336 Regions Financial Corporation 70,189
20,231 Rithm Capital Corporation 225,778
4,182 RLI Corporation 620,902
32,112 Royal Bank of Canada 3,238,818
2,340 S&T Bancorp, Inc. 75,067
3,327 Sandy Spring Bancorp, Inc. 77,120
15,403 SEI Investments Company 1,107,476
6,237 Selective Insurance Group, Inc. 680,893
431 ServisFirst Bancshares, Inc. 28,601
2,560 Shore Bancshares, Inc. 29,440
307 Simmons First National
Corporation 5,974
64,000 Singapore Exchange, Ltd. 436,757
425 SmartFinancial, Inc. 8,955
53,010 Societe Generale SA 1,420,302
59,700 Sompo Holdings, Inc. 1,251,316
241 Southern First Bancshares, Inc.
a
7,654
139 Southern Missouri Bancorp, Inc. 6,076
1,168 SouthState Corporation 99,315
3,562 State Street Corporation 275,414
2,813 Stellar Bancorp, Inc. 68,525
1,526 StepStone Group, Inc. 54,539
13,800 Sumitomo Mitsui Financial Group,
Inc. 806,923
33,200 Sumitomo Mitsui Trust Holdings,
Inc. 715,347
4,586 Svolder AB 27,670
374 Synchrony Financial 16,127
2,104 Synovus Financial Corporation 84,286
155 T. Rowe Price Group, Inc. 18,898
1,446 Territorial Bancorp, Inc. 11,655
10,892 Texas Capital Bancshares, Inc.
a
670,403
3,020 TMX Group, Ltd. 79,661
15,800 Tokio Marine Holdings, Inc. 495,271
42,260 Toronto-Dominion Bank 2,550,482
2,173 TPG, Inc. 97,133
10,979 Tradeweb Markets, Inc. 1,143,682
1,952 TriCo Bancshares 71,795
10,181 Triumph Financial, Inc.
a
807,557
1,922 TrustCo Bank Corporation NY 54,124
6,603 Two Harbors Investment
Corporation 87,424
20,109 U.S. Bancorp 898,872
423 UMB Financial Corporation 36,797
5,841 Unipol Gruppo SPA 48,947
1,593 United Bankshares, Inc. 57,013
1,057 United Community Banks, Inc. 27,820
21,200 United Overseas Bank, Ltd. 460,889
Shares Common Stock (75.7%) Value
Financials (12.7%) - continued
3,054 Univest Financial Corporation $ 63,584
871 Unum Group 46,738
16,052 Valley National Bancorp 127,774
3,639 Veritex Holdings, Inc. 74,563
8,717 Virtu Financial, Inc. 178,873
4,504 Voya Financial, Inc. 332,936
3,467 WaFd, Inc. 100,647
561 Walker & Dunlop, Inc. 56,695
3,128 Webster Financial Corporation 158,809
146,042 Wells Fargo & Company 8,464,594
953 Wendel SA 97,264
2,522 Westamerica Bancorporation 123,275
13,303 Western Alliance Bancorp 853,920
19,599 Western Union Company 273,994
56,850 Westpac Banking Corporation 966,912
176 Willis Towers Watson plc 48,400
7,156 Wintrust Financial Corporation 747,015
254 WSFS Financial Corporation 11,466
1,909 XP, Inc. 48,985
6,570 Zions Bancorp NA 285,138
4,653 Zurich Insurance Group AG 2,513,618
Total 207,384,733
Health Care (9.3%)
4,263 ACADIA Pharmaceuticals, Inc.
a
78,823
2,563 Agilent Technologies, Inc. 372,942
1,342 Agios Pharmaceuticals, Inc.
a
39,240
924 Aldeyra Therapeutics, Inc.
a
3,021
2,599 Align Technology, Inc.
a
852,264
4,130 Alkermes plc
a
111,799
17,641 Amgen, Inc. 5,015,689
3,391 Amicus Therapeutics, Inc.
a
39,946
5,158 Amneal Pharmaceuticals, Inc.
a
31,257
1,480 Anika Therapeutics, Inc.
a
37,592
3,597 Arcellx, Inc.
a
250,171
1,890 Argenx SE ADR
a
744,131
4,855 Ascendis Pharma AS ADR
a
733,930
109,400 Astellas Pharma, Inc. 1,175,257
44,540 AstraZeneca plc 5,983,665
55,098 AstraZeneca plc ADR 3,732,889
162,029 Avantor, Inc.
a
4,143,082
4,593 Azenta, Inc.
a
276,866
16,671 Baxter International, Inc. 712,519
7,763 Biogen, Inc.
a
1,673,936
184 BioMarin Pharmaceutical, Inc.
a
16,071
238 Bio-Rad Laboratories, Inc.
a
82,317
16,904 Bio-Techne Corporation 1,189,873
3,504 Bruker Corporation 329,166
3,443 Cardinal Health, Inc. 385,272
4,430 CareDx, Inc.
a
46,914
3,527 Certara, Inc.
a
63,063
1,763 Charles River Laboratories
International, Inc.
a
477,685
1,350 Chemed Corporation 866,605
10,580 Cigna Group 3,842,550
602 Codexis, Inc.
a
2,101
2,688 Cooper Companies, Inc. 272,724
28,174 CSL, Ltd. 5,286,205
12,100 Daiichi Sankyo Company, Ltd. 385,009
18,412 Danaher Corporation 4,597,845
3,569 Deciphera Pharmaceuticals, Inc.
a
56,140
5,634 Definitive Healthcare Corporation
a
45,466
3,383 Denali Therapeutics, Inc.
a
69,419
20,054 Dentsply Sirona, Inc. 665,592
8,828 Dexcom, Inc.
a
1,224,444

Global Stock Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (75.7%) Value
Health Care (9.3%) - continued
2,157 Dynavax Technologies
Corporation
a
$ 26,768
6,874 Edwards Lifesciences Corporation
a
656,879
41,349 Elanco Animal Health, Inc.
a
673,162
12,084 Elevance Health, Inc. 6,266,037
3,224 Eli Lilly & Company 2,508,143
452 Enanta Pharmaceuticals, Inc.
a
7,892
11,481 Enovis Corporation
a
716,988
6,848 Exelixis, Inc.
a
162,503
10,457 Fresenius SE & Company KGaA 281,993
1,995 Galenica AG
b
166,475
744 Gerresheimer AG 83,754
31,478 Gilead Sciences, Inc. 2,305,763
12,960 Globus Medical, Inc.
a
695,174
7,457 GoodRx Holdings, Inc.
a
52,945
6,548 Halozyme Therapeutics, Inc.
a
266,373
17,200 Hoya Corporation 2,151,219
1,957 Humana, Inc. 678,531
3,044 ICON plc
a
1,022,632
116 IDEXX Laboratories, Inc.
a
62,632
1,437 Illumina, Inc.
a
197,329
9,087 Immunocore Holdings plc ADR
a
590,655
698 Incyte Corporation
a
39,765
4,406 Inspire Medical Systems, Inc.
a
946,365
11,147 Intuitive Surgical, Inc.
a
4,448,656
815 IQVIA Holding, Inc.
a
206,105
1,627 Jazz Pharmaceuticals, Inc.
a
195,923
36,289 Johnson & Johnson 5,740,557
1,043 Kodiak Sciences, Inc.
a
5,486
4,358 Laboratorios Farmaceuticos ROVI
SA 380,296
30,720 Laboratory Corporation of America
Holdings 6,711,091
5,602 Lantheus Holdings, Inc.
a
348,668
6,332 Legend Biotech Corporation ADR
a
355,162
63 Ligand Pharmaceuticals, Inc.
a
4,605
914 LivaNova plc
a
51,129
941 Lonza Group AG 562,340
5,300 Medipal Holdings Corporation 81,109
29 Medpace Holdings, Inc.
a
11,720
34,896 Medtronic plc 3,041,186
48,355 Merck & Company, Inc. 6,380,442
4,928 Merck KGaA 868,984
7,578 Molina Healthcare, Inc.
a
3,113,270
2,062 Myriad Genetics, Inc.
a
43,962
5,871 Natera, Inc.
a
536,962
271 National HealthCare Corporation 25,612
8,623 Neogen Corporation
a
136,071
104,494 Novartis AG 10,121,126
49,783 Novo Nordisk AS 6,385,835
39,590 Novo Nordisk AS ADR 5,083,356
6,075 Nuvation Bio, Inc.
a
22,113
31,100 Ono Pharmaceutical Company,
Ltd. 509,572
23,857 Option Care Health, Inc.
a
800,164
2,237 Organon & Company 42,056
8,600 Otsuka Holdings Company, Ltd. 357,229
1,387 Pacira Pharmaceuticals, Inc.
a
40,528
28,958 Paragon 28, Inc.
a
357,631
23,972 Progyny, Inc.
a
914,532
2,587 Prothena Corporation plc
a
64,080
1,761 PTC Therapeutics, Inc.
a
51,227
740 QIAGEN NV 31,813
21,820 QIAGEN NV 932,537
624 QuidelOrtho Corporation
a
29,915
Shares Common Stock (75.7%) Value
Health Care (9.3%) - continued
69,990 Recordati SPA $ 3,864,703
3,379 Recursion Pharmaceuticals, Inc.
a
33,689
6,405 Repligen Corporation
a
1,178,008
4,117 Roche Holding AG, Participation
Certificates 1,051,149
4,088 Rocket Pharmaceuticals, Inc.
a
110,131
1,747 Royalty Pharma plc 53,056
7,299 Sandoz Group AG
a
220,326
3,168 Sarepta Therapeutics, Inc.
a
410,129
35,388 scPharmaceuticals, Inc.
a
177,648
1,863 Sensus Healthcare, Inc.
a
7,079
4,454 Shockwave Medical, Inc.
a
1,450,356
535 Siegfried Holding AG 546,287
7,775 Sonova Holding AG 2,251,586
94,000 Takeda Pharmaceutical Company,
Ltd. 2,614,506
257 Tecan Group AG 106,483
740 Teleflex, Inc. 167,366
7,400 Terumo Corporation 135,410
2,008 TG Therapeutics, Inc.
a
30,542
1,891 UCB SA 233,439
3,188 Universal Health Services, Inc. 581,682
1,561 Vanda Pharmaceuticals, Inc.
a
6,416
6,250 Veeva Systems, Inc.
a
1,448,062
5,780 Veracyte, Inc.
a
128,085
13,987 Vericel Corporation
a
727,604
1,040 West Pharmaceutical Services,
Inc. 411,538
1,501 Zentalis Pharmaceuticals, Inc.
a
23,656
35,872 Zimmer Biomet Holdings, Inc. 4,734,387
19,504 Zoetis, Inc. 3,300,272
Total 151,470,102
Industrials (10.7%)
3,073 A.O. Smith Corporation 274,911
87,712 ABB, Ltd. 4,068,986
301 Acuity Brands, Inc. 80,888
7,493 Advanced Drainage Systems, Inc. 1,290,594
5,782 AECOM 567,099
1,106 Aena SME SA
b
217,831
6,261 AGCO Corporation 770,228
5,924 Alfa Laval AB 232,780
4,830 Alight, Inc.
a
47,575
1,880 Allison Transmission Holdings, Inc. 152,581
3,782 AMETEK, Inc. 691,728
3,775 Armstrong World Industries, Inc. 468,930
13,848 ASGN, Inc.
a
1,450,716
95,473 Assa Abloy AB 2,739,913
1,720 Atmus Filtration Technologies, Inc.
a
55,470
80,777 Aurizon Holdings, Ltd. 210,622
2,013 AZEK Company, Inc.
a
101,093
1,345 AZZ, Inc. 103,982
19,563 Badger Infrastructure Solutions,
Ltd. 725,010
17,346 Barnes Group, Inc. 644,404
6,347 Beacon Roofing Supply, Inc.
a
622,133
2,910 Booz Allen Hamilton Holding
Corporation 431,960
245 Boyd Group Services, Inc. 51,802
76 Brady Corporation 4,505
35,891 Brambles, Ltd. 377,720
11,418 Brenntag AG 962,324
10,213 Bunzl plc 392,971
2,152 BWX Technologies, Inc. 220,838

Global Stock Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (75.7%) Value
Industrials (10.7%) - continued
50,053 Canadian National Railway
Company $ 6,591,085
10,546 Carlisle Companies, Inc. 4,132,450
6,321 Casella Waste Systems, Inc.
a
624,957
14,873 Caterpillar, Inc. 5,449,913
51,500 CK Hutchison Holdings, Ltd. 247,851
248,200 CNH Industrial NV 3,216,672
144 Columbus McKinnon Corporation 6,427
269,000 ComfortDelGro Corporation, Ltd. 278,852
44,594 Compagnie de Saint-Gobain SA 3,461,120
35,508 Compania de Distribucion Integral
Logista Holdings SA 992,370
11,016 Computershare, Ltd. 187,634
1,102 CSW Industrials, Inc. 258,529
89,868 CSX Corporation 3,331,407
1,904 Cummins, Inc. 561,014
2,306 Curtiss-Wright Corporation 590,198
4,400 Dai Nippon Printing Company, Ltd. 134,753
5,400 Daikin Industries, Ltd. 737,320
72,138 Delta Air Lines, Inc. 3,453,246
34,554 Deutsche Post AG 1,489,192
2,508 Donaldson Company, Inc. 187,297
29 Dover Corporation 5,138
1,767 DSV AS 287,234
29,924 Eiffage SA 3,396,152
2,980 EMCOR Group, Inc. 1,043,596
214 Equifax, Inc. 57,249
99 ESCO Technologies, Inc. 10,598
54,120 ExlService Holdings, Inc.
a
1,721,016
1,723 Expeditors International of
Washington, Inc. 209,465
28,135 Experian plc 1,225,923
62,280 Fastenal Company 4,804,279
2,177 Ferguson plc 475,522
105,809 Flowserve Corporation 4,833,355
10,074 Fluor Corporation
a
425,929
3,787 Gates Industrial Corporation plc
a
67,068
20,310 General Dynamics Corporation 5,737,372
1,561 Gibraltar Industries, Inc.
a
125,707
63 GMS, Inc.
a
6,132
4,034 Graco, Inc. 377,018
689 Griffon Corporation 50,531
10,237 Helios Technologies, Inc. 457,492
795 Herc Holdings, Inc. 133,798
9,846 Hexcel Corporation 717,281
4,025 Hillman Solutions Corporation
a
42,826
10,100 Hitachi, Ltd. 922,943
19,937 Honeywell International, Inc. 4,092,069
39,651 Howden Joinery Group plc 453,892
34,008 Howmet Aerospace, Inc. 2,327,167
594 Huntington Ingalls Industries, Inc. 173,133
5,425 IDEX Corporation 1,323,808
2,038 IMCD NV 358,710
31,300 Inaba Denki Sangyo Company,
Ltd. 726,290
5,858 Ingersoll Rand, Inc. 556,217
1,876 Interface, Inc. 31,554
6,500 ITOCHU Corporation 279,237
1,055 ITT Corporation 143,512
49,296 Janus International Group, Inc.
a
745,848
22,100 Jardine Matheson Holdings, Ltd. 824,365
18,460 JB Hunt Transport Services, Inc. 3,678,155
308 Johnson Controls International plc 20,119
25,000 Kajima Corporation 513,117
3,244 Kennametal, Inc. 80,905
Shares Common Stock (75.7%) Value
Industrials (10.7%) - continued
6,100 Kinden Corporation $ 106,320
3,752 Kratos Defense & Security
Solutions, Inc.
a
68,962
13,000 Kubota Corporation 203,967
16,233 L3Harris Technologies, Inc. 3,459,252
17,132 Legalzoom.com, Inc.
a
228,541
38,177 Legrand SA 4,045,425
1,185 Leidos Holdings, Inc. 155,342
4,652 Lincoln Electric Holdings, Inc. 1,188,307
5,045 Lyft, Inc.
a
97,621
10,867 Masco Corporation 857,189
1,264 Matson, Inc. 142,074
11,000 MEITEC Group Holdings, Inc. 212,679
6,676 Middleby Corporation
a
1,073,434
99,400 Mitsubishi Corporation 2,297,256
9,900 Mitsui & Company, Ltd. 462,841
10,672 MSC Industrial Direct Company,
Inc. 1,035,611
4,708 Mueller Water Products, Inc. 75,752
451 MYR Group, Inc.
a
79,714
141 National Presto Industries, Inc. 11,816
2,021 NEXTracker, Inc.
a
113,722
2,800 Nishimatsu Construction
Company, Ltd. 80,492
15,100 Nitto Kogyo Corporation 415,468
6,668 Northrop Grumman Corporation 3,191,705
17,894 nVent Electric plc 1,349,208
4,492 Old Dominion Freight Line, Inc. 985,141
7,579 Oshkosh Corporation 945,177
1,645 Otis Worldwide Corporation 163,299
5,988 Owens Corning, Inc. 998,798
7,529 PACCAR, Inc. 932,768
14,187 PageGroup plc 80,327
2,310 Parker-Hannifin Corporation 1,283,875
624 Paycom Software, Inc. 124,182
865 Paylocity Holding Corporation
a
148,659
11,905 Pentair plc 1,017,163
35,200 Recruit Holdings Company, Ltd. 1,545,520
20,931 Redde Northgate plc 100,785
6,821 Regal Rexnord Corporation 1,228,462
95,812 RELX plc 4,131,929
852 Republic Services, Inc. 163,107
1,930 Resideo Technologies, Inc.
a
43,271
2,064 Rockwell Automation, Inc. 601,305
1,385 Rush Enterprises, Inc. 74,125
10,921 Russel Metals, Inc. 363,375
2,436 Saia, Inc.
a
1,425,060
2,000 Sankyu, Inc. 68,836
3,106 Schneider Electric SE 702,196
9,133 Schneider National, Inc. 206,771
25,500 Secom Company, Ltd. 1,850,102
6,073 Sensata Technologies Holding plc 223,122
7,200 SG Holdings Company, Ltd. 91,180
19,713 Siemens AG 3,763,990
3,289 Simpson Manufacturing Company,
Inc. 674,837
3,577 SiteOne Landscape Supply, Inc.
a
624,365
9,062 SKF AB
c
184,999
4,430 SkyWest, Inc.
a
306,024
1,700 SMC Corporation 959,072
189 Snap-On, Inc. 55,986
13,500 Sohgo Security Services
Company, Ltd. 73,302
19,900 Sojitz Corporation 524,941
20,719 Southwest Airlines Company 604,788

Global Stock Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (75.7%) Value
Industrials (10.7%) - continued
1,916 SS&C Technologies Holdings, Inc. $ 123,333
1,582 Standex International Corporation 288,272
542 Sterling Construction Company,
Inc.
a
59,788
2,300 Taikisha, Ltd. 71,855
2,600 Takara Standard Company, Ltd. 32,927
27,000 Techtronic Industries Company,
Ltd. 366,872
95 Tennant Company 11,553
2,872 Terex Corporation 184,957
3,150 Textron, Inc. 302,179
290 Thermon Group Holdings, Inc.
a
9,489
6,359 Thomson Reuters Corporation 989,611
4,465 Timken Company 390,375
524 Titan Machinery, Inc.
a
13,000
51,100 TOPPAN Holdings, Inc. 1,280,924
13,612 Toromont Industries, Ltd. 1,309,899
2,443 Trane Technologies plc 733,389
11,130 TransUnion 888,174
20,647 Trelleborg AB 738,295
871 Trex Company, Inc.
a
86,882
13,100 Tsubakimoto Chain Company 441,319
69,801 Uber Technologies, Inc.
a
5,373,979
58 UniFirst Corporation/MA 10,059
46,216 United Parcel Service, Inc. 6,869,084
270 United Rentals, Inc. 194,700
6,185 Upwork, Inc.
a
75,828
70 Valmont Industries, Inc. 15,980
6,494 Ventia Services Group Pty, Ltd. 16,297
3,716 Verra Mobility Corporation
a
92,789
2,231 Vertiv Holdings Company 182,206
29,349 Vinci SA 3,766,330
1,566 Watsco, Inc. 676,465
19,551 Werner Enterprises, Inc. 764,835
6,797 WillScot Mobile Mini Holdings
Corporation
a
316,060
12,924 Wolters Kluwer NV 2,023,774
6,800 Yuasa Trading Company, Ltd. 237,608
Total 174,516,227
Information Technology (13.9%)
9,719 Adobe, Inc.
a
4,904,207
36,156 Advanced Micro Devices, Inc.
a
6,525,796
32,000 Advantest Corporation 1,421,532
5,773 Agilysys, Inc.
a
486,433
1,705 Ambarella, Inc.
a
86,563
15,905 Amphenol Corporation 1,834,642
96,348 Apple, Inc. 16,521,755
18,453 Applied Materials, Inc. 3,805,562
1,564 AppLovin Corporation
a
108,260
3,874 Arista Networks, Inc.
a
1,123,383
2,018 ASM International NV 1,235,832
11,268 ASML Holding NV 10,923,930
6,800 ASMPT, Ltd. 85,540
79,600 Canon, Inc. 2,371,687
16,461 CDW Corporation 4,210,395
3,305 CGI, Inc.
a
364,622
6,732 Check Point Software
Technologies, Ltd.
a
1,104,115
6,527 Ciena Corporation
a
322,760
97,588 Cisco Systems, Inc. 4,870,617
3,519 Clearwater Analytics Holdings,
Inc.
a
62,251
156 Cognizant Technology Solutions
Corporation 11,433
Shares Common Stock (75.7%) Value
Information Technology (13.9%) - continued
1,094 Coherent Corporation
a
$ 66,318
6,833 CommScope Holding Company,
Inc.
a
8,951
5,998 CommVault Systems, Inc.
a
608,377
825 Constellation Software, Inc./
Canada 2,253,516
16,563 Crane NXT Company 1,025,250
2,053 Credo Technology Group Holding,
Ltd.
a
43,503
4,262 CyberArk Software, Ltd.
a
1,132,115
66,738 Dassault Systemes SE 2,954,312
1,907 Datadog, Inc.
a
235,705
3,051 Descartes Systems Group, Inc.
a
279,073
7,923 Descartes Systems Group, Inc.
a
725,192
3,500 DISCO Corporation 1,279,367
42 DocuSign, Inc.
a
2,501
4,249 Dolby Laboratories, Inc. 355,939
3,775 Dropbox, Inc.
a
91,732
15,161 Dynatrace Holdings, LLC
a
704,077
718 Elastic NV
a
71,972
2,374 Enphase Energy, Inc.
a
287,207
893 EPAM Systems, Inc.
a
246,611
321 F5, Inc.
a
60,858
3,752 Fabrinet
a
709,203
68 First Solar, Inc.
a
11,478
25,410 Flex, Ltd.
a
726,980
46,131 Fortinet, Inc.
a
3,151,209
5,400 Fuji Soft, Inc. 214,097
63,600 FUJIFILM Holdings NPV 1,428,114
17 Gartner, Inc.
a
8,103
15,158 Gitlab, Inc.
a
884,015
3,333 Globant SA
a
672,933
30,447 Grid Dynamics Holdings, Inc.
a
374,194
15,621 Guidewire Software, Inc.
a
1,823,127
6,104 Hackett Group, Inc. 148,327
58,623 Halma plc 1,750,503
2,337 Hewlett Packard Enterprise
Company 41,435
139 HP, Inc. 4,201
1,960 HubSpot, Inc.
a
1,228,058
49,011 Infineon Technologies AG 1,666,651
11,484 International Business Machines
Corporation 2,192,985
1,150 IPG Photonics Corporation
a
104,294
1,346 Itron, Inc.
a
124,532
2,841 Jabil, Inc. 380,552
36,269 JFrog, Ltd.
a
1,603,815
3,200 Keyence Corporation 1,485,635
2,774 Keysight Technologies, Inc.
a
433,798
25,142 Knowles Corporation
a
404,786
2,392 Kyndryl Holdings, Inc.
a
52,050
921 Lam Research Corporation 894,816
600 Lasertec Corporation 171,018
23,765 Lattice Semiconductor
Corporation
a
1,859,136
2,761 Littelfuse, Inc. 669,128
2,456 LiveRamp Holding, Inc.
a
84,732
5,306 Marvell Technology, Inc. 376,089
474 Microchip Technology, Inc. 42,523
74,483 Microsoft Corporation 31,336,488
8,334 MKS Instruments, Inc. 1,108,422
1,886 MongoDB, Inc.
a
676,395
1,749 Monolithic Power Systems, Inc. 1,184,808
742 Motorola Solutions, Inc. 263,395
45,600 Murata Manufacturing Company,
Ltd. 852,830

Global Stock Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (75.7%) Value
Information Technology (13.9%) - continued
4,200 NEC Corporation $ 306,622
2,503 Nemetschek SE 247,755
8,300 Net One Systems Company, Ltd. 145,900
4,049 NetApp, Inc. 425,024
1,153 NICE, Ltd.
a
300,058
7,800 Nomura Research Institute, Ltd. 220,340
681 Nova, Ltd.
a
120,378
4,575 Nova, Ltd.
a
811,514
5,900 NSD Company, Ltd. 114,089
37,200 NTT Data Group Corporation 591,404
27,559 NVIDIA Corporation 24,901,210
4,015 Onto Innovation, Inc.
a
727,036
160 OSI Systems, Inc.
a
22,851
7,600 Otsuka Corporation 161,260
16,687 PagerDuty, Inc.
a
378,461
3,730 Palo Alto Networks, Inc.
a
1,059,805
11,519 PDF Solutions, Inc.
a
387,845
384 Procore Technologies, Inc.
a
31,553
8,555 PTC, Inc.
a
1,616,382
4,832 Q2 Holdings, Inc.
a
253,970
1,392 Qorvo, Inc.
a
159,843
69,160 QUALCOMM, Inc. 11,708,788
1,681 Rapid7, Inc.
a
82,436
48,100 Renesas Electronics Corporation 857,174
1,067 RingCentral, Inc.
a
37,068
61,100 Rohm Company, Ltd. 979,970
17,373 Salesforce, Inc. 5,232,400
94,291 Samsung Electronics Company,
Ltd. 5,666,655
23,587 SAP SE 4,592,852
7,900 SCREEN Holdings Company, Ltd. 1,024,274
8,926 ServiceNow, Inc.
a
6,805,182
41,042 Shopify, Inc.
a
3,167,211
3,810 Silicon Laboratories, Inc.
a
547,573
2,592 Skyworks Solutions, Inc. 280,765
5,646 SolarWinds Corporation
a
71,253
559 Sopra Steria Group 135,470
1,622 Sprinklr, Inc.
a
19,902
18,737 Sprout Social, Inc.
a
1,118,786
3,553 SPS Commerce, Inc.
a
656,950
13,700 Sumco Corporation 216,607
2,074 Synopsys, Inc.
a
1,185,291
13,268 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 1,805,111
2,519 TE Connectivity, Ltd. 365,860
351 Teledyne Technologies, Inc.
a
150,691
2,169 Temenos AG 155,149
1,572 Tenable Holdings, Inc.
a
77,704
1,467 Teradata Corporation
a
56,729
91 Teradyne, Inc. 10,268
20,100 TIS, Inc. 431,262
8,300 Tokyo Electron, Ltd. 2,161,728
11,883 Trimble, Inc.
a
764,790
29,495 TTM Technologies, Inc.
a
461,597
9,008 Tyler Technologies, Inc.
a
3,828,490
1,600 ULVAC, Inc. 102,949
6,255 Unisys Corporation
a
30,712
2,662 Universal Display Corporation 448,414
3,188 Upland Software, Inc.
a
9,851
19,078 Varonis Systems, Inc.
a
899,909
2,034 VeriSign, Inc.
a
385,463
6,928 Viavi Solutions, Inc.
a
62,976
7,429 Vishay Intertechnology, Inc. 168,490
8,222 Vontier Corporation 372,950
Shares Common Stock (75.7%) Value
Information Technology (13.9%) - continued
8,872 Western Digital Corporation
a
$ 605,425
7,439 Workiva, Inc.
a
630,827
1,412 Xerox Holdings Corporation 25,275
Total 227,341,273
Materials (3.4%)
72,423 Acerinox SA 795,328
5,369 Agnico Eagle Mines, Ltd. 320,146
8,850 Air Liquide SA 1,841,237
124 Albemarle Corporation 16,336
16,615 Alcoa Corporation 561,421
597 AptarGroup, Inc. 85,902
528 Arkema SA 55,588
256 Avery Dennison Corporation 57,152
3,875 Avient Corporation 168,175
21,337 Axalta Coating Systems, Ltd.
a
733,779
17,372 Barrick Gold Corporation 288,946
5,648 BASF SE 322,750
12,538 Berry Plastics Group, Inc. 758,298
134,080 BHP Group, Ltd. 3,876,772
196,623 BlueScope Steel, Ltd. 3,058,092
7,374 Buzzi SPA 289,600
9,366 Celanese Corporation 1,609,641
50,471 CF Industries Holdings, Inc. 4,199,692
10,708 Chemours Company 281,192
6,199 Cleveland-Cliffs, Inc.
a
140,965
34,444 Corteva, Inc. 1,986,385
31,365 Deterra Royalties, Ltd. 100,782
2,532 Eagle Materials, Inc. 688,071
28,735 Eastman Chemical Company 2,879,822
31,363 Evraz plc
a,d
4
1,362 Franco-Nevada Corporation 162,296
142 Givaudan SA 632,147
91,817 Glencore plc 503,851
80,050 Granges AB 865,982
10,555 Heidelberg Materials AG 1,161,912
41,987 Hexpol AB 512,696
59,605 Holcim AG 5,400,021
2,295 Huhtamaki Oyj 96,142
1,428 Huntsman Corporation 37,171
1,526 Ingevity Corporation
a
72,790
2,651 Innospec, Inc. 341,820
7,300 JFE Holdings, Inc. 120,987
687 Kaiser Aluminum Corporation 61,390
30,600 Kyoei Steel, Ltd. 478,616
3,369 Louisiana-Pacific Corporation 282,693
356 LyondellBasell Industries NV 36,412
2,215 Martin Marietta Materials, Inc. 1,359,877
1,936 Metallus, Inc.
a
43,076
167 Minerals Technologies, Inc. 12,572
55,500 Mitsubishi Chemical Group
Corporation 338,232
2,071 Mondi plc 36,477
10,403 Mosaic Company 337,681
833 Myers Industries, Inc. 19,301
10,200 Nippon Steel Corporation
c
245,458
32,646 Nucor Corporation 6,460,643
3,962 O-I Glass, Inc.
a
65,730
2,210 Orion SA 51,979
965 PPG Industries, Inc. 139,828
143 Quaker Chemical Corporation 29,351
2,260 Radius Recycling, Inc. 47,754
39,275 Ranpak Holdings Corporation
a
309,094
430 Reliance, Inc. 143,697
5,306 Rio Tinto plc 335,471

Global Stock Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (75.7%) Value
Materials (3.4%) - continued
11,512 Rio Tinto, Ltd. $ 913,651
5,697 RPM International, Inc. 677,658
573 Ryerson Holding Corporation 19,195
27,800 Shin-Etsu Chemical Company, Ltd. 1,219,362
128,130 SSAB AB, Class A 946,781
835 Steel Dynamics, Inc. 123,772
13,440 Summit Materials, Inc.
a
599,021
5,198 SunCoke Energy, Inc. 58,581
12,106 Syensqo SA 1,147,114
12,200 Taiyo Holdings Company, Ltd. 268,811
2,525 Teck Resources, Ltd. 115,595
27,500 Toagosei Company, Ltd. 288,133
714 TriMas Corporation 19,085
9,030 Trinseo plc 34,133
18,954 Tronox Holdings plc 328,852
11,300 UBE Corporation 201,303
6,293 United States Steel Corporation 256,629
704 Vidrala SA 73,089
1,921 Vulcan Materials Company 524,279
3,590 Wheaton Precious Metals
Corporation 169,197
44,430 Yara International ASA 1,408,836
Total 55,252,300
Real Estate (1.9%)
17,730 Agree Realty Corporation 1,012,738
1,182 Anywhere Real Estate, Inc.
a
7,305
11,970 AvalonBay Communities, Inc. 2,221,153
2,231 Brixmor Property Group, Inc. 52,317
3,308 Canadian Apartment Properties
REIT 113,535
1,821 CareTrust REIT, Inc. 44,378
30,625 CBRE Group, Inc.
a
2,977,975
37 Chatham Lodging Trust 374
30,896 Compass, Inc.
a
111,226
11,370 CoStar Group, Inc.
a
1,098,342
31,810 Crown Castle, Inc. 3,366,452
22,727 Cushman and Wakefield plc
a
237,724
1,000 Daito Trust Construction Company,
Ltd. 114,083
13,500 Daiwa House Industry Company,
Ltd. 401,833
4,193 DigitalBridge Group, Inc. 80,799
5,343 Douglas Elliman, Inc.
a
8,442
1,246 EastGroup Properties, Inc. 223,993
3,453 Elme Communities 48,066
8,405 EPR Properties 356,792
35,906 Equity Commonwealth
a
677,905
4,080 Equity Residential 257,489
34,924 Essential Properties Realty Trust,
Inc. 931,074
861 Essex Property Trust, Inc. 210,781
3,573 First Industrial Realty Trust, Inc. 187,725
557 FirstService Corporation 92,213
2,771 FirstService Corporation 459,432
295 Forestar Group, Inc.
a
11,856
16,695 Four Corners Property Trust, Inc. 408,527
6,585 Getty Realty Corporation 180,100
194,120 Healthcare Realty Trust, Inc. 2,746,798
33,000 Henderson Land Development
Company, Ltd. 94,237
1,432 Howard Hughes Holdings, Inc.
a
103,992
8,093 Independence Realty Trust, Inc. 130,540
5,139 Industrial Logistics Properties Trust 22,046
9,100 Invitation Homes, Inc. 324,051
Shares Common Stock (75.7%) Value
Real Estate (1.9%) - continued
6,772 Kennedy-Wilson Holdings, Inc. $ 58,104
6,703 LEG Immobilien AG
a
575,729
25,910 LXP Industrial Trust 233,708
16,600 Mitsubishi Estate Company, Ltd. 302,883
8,220 National Storage Affiliates Trust 321,895
13,339 NetSTREIT Corporation 245,037
10,283 NNN REIT, Inc. 439,495
7,433 Park Hotels & Resorts, Inc. 130,003
2,409 Peakstone Realty Trust 38,857
8,691 Pebblebrook Hotel Trust 133,928
19,260 Phillips Edison and Company, Inc. 690,856
1,105 Plymouth Industrial REIT, Inc. 24,862
11,011 PSP Swiss Property AG 1,443,417
5,279 Retail Opportunity Investments
Corporation 67,677
4,163 Rexford Industrial Realty, Inc. 209,399
6,873 RLJ Lodging Trust 81,239
807 RMR Group, Inc. 19,368
3,563 Sabra Health Care REIT, Inc. 52,626
15,923 SBA Communications Corporation 3,450,514
3,315 Simon Property Group, Inc. 518,764
22,636 STAG Industrial, Inc. 870,128
6,303 Summit Hotel Properties, Inc. 41,033
25,500 Swire Pacific, Ltd. 209,926
2,336 Swiss Prime Site AG 220,348
2,909 TAG Immobilien AG
a
39,758
3,193 Tanger, Inc. 94,289
10,538 Terreno Realty Corporation 699,723
16,646 UDR, Inc. 622,727
2,827 Ventas, Inc. 123,088
2,130 Welltower, Inc. 199,027
2,557 Zillow Group, Inc.
a
122,378
4,375 Zillow Group, Inc. Class C
a
213,413
Total 31,810,492
Utilities (2.0%)
8,732 ACEA SPA 154,761
8,141 Alliant Energy Corporation 410,306
599 American States Water Company 43,272
4,961 American Water Works Company,
Inc. 606,284
122 Artesian Resources Corporation 4,527
18,082 ATCO, Ltd. 503,394
62,723 Canadian Utilities, Ltd. 1,428,522
20,288 Capital Power Corporation 572,297
14,975 Clearway Energy, Inc., Class A 322,112
18,103 Clearway Energy, Inc., Class C 417,274
25,995 Constellation Energy Corporation 4,805,176
38,501 Contact Energy, Ltd. 199,108
4,737 DTE Energy Company 531,207
35,989 Duke Energy Corporation 3,480,496
410,206 Enel SPA 2,707,983
28,611 Entergy Corporation 3,023,610
19,044 Evergy, Inc. 1,016,569
8,447 Eversource Energy 504,877
21,714 Fortis, Inc. 857,948
50,856 Fortum Oyj
c
627,879
33,945 Hydro One, Ltd. 989,869
286,349 Italgas SPA 1,668,210
473 NextEra Energy Partners, LP 14,228
24,011 NiSource, Inc. 664,144
1,760 Northwestern Energy Group, Inc. 89,637
3,209 OGE Energy Corporation 110,069
25,525 Origin Energy, Ltd. 153,117
4,138 PNM Resources, Inc. 155,754

Global Stock Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (75.7%) Value
Utilities (2.0%) - continued
23,702 Portland General Electric
Company $ 995,484
43,791 Public Service Enterprise Group,
Inc. 2,924,363
33,243 Redeia Corporacion SA 567,827
3,107 Rubis SCA 109,697
40,675 TransAlta Corporation 260,947
32,990 UGI Corporation 809,575
8,197 Xcel Energy, Inc. 440,589
Total 32,171,112
Total Common Stock
(cost $897,678,305) 1,235,786,335
Shares
Registered Investment
Companies ( 5.6% ) Value
U.S. Affiliated  (4.6%)
4,528,980 Thrivent Core Emerging Markets
Equity Fund 41,168,426
3,143,626 Thrivent Core Small Cap Value
Fund 33,133,823
Total 74,302,249
U.S. Unaffiliated  (1.0%)
5,422 Communication Services Select
Sector SPDR Fund 442,761
2,589 Industrial Select Sector SPDR
Fund
c
326,110
3,145 Invesco QQQ Trust Series 1 1,396,411
20,944 iShares Biotechnology ETF 2,873,936
19,651 SPDR S&P 500 ETF Trust 10,278,849
16,019 SPDR S&P Biotech ETF
c
1,520,043
1,217 SPDR S&P Oil & Gas Exploration
ETF
c
188,550
Total 17,026,660
Total Registered Investment
Companies (cost $86,748,900) 91,328,909
Shares
Collateral Held for Securities
Loaned ( 0.7% ) Value
11,998,835 Thrivent Cash Management Trust 11,998,835
Total Collateral Held for
Securities Loaned
(cost $11,998,835) 11,998,835
Shares Preferred Stock ( <0.1% ) Value
Consumer Discretionary (<0.1%)
1,414 Bayerische Motoren Werke AG 151,726
Total 151,726
Total Preferred Stock
(cost $99,498) 151,726
Shares or
Principal
Amount Short-Term Investments ( 18.6% ) Value
Federal Home Loan Bank Discount
Notes
69,425,000 5.092%, 4/1/2024
e
$ 69,385,042
1,600,000 5.230%, 4/3/2024
e,f
1,598,619
17,500,000 5.260%, 4/5/2024
e
17,479,856
700,000 5.210%, 4/10/2024
e,f
698,691
4,500,000 5.205%, 4/12/2024
e,f
4,490,288
100,000 5.220%, 5/1/2024
e,f
99,507
22,007,000 5.248%, 5/3/2024
e
21,892,123
100,000 5.230%, 5/8/2024
e,f
99,405
100,000 5.225%, 5/15/2024
e,f
99,304
6,600,000 5.210%, 5/21/2024
e,f
6,548,322
100,000 5.240%, 5/22/2024
e,f
99,202
100,000 5.250%, 5/29/2024
e,f
99,101
2,100,000 5.230%, 6/7/2024
e,f
2,078,608
400,000 5.235%, 6/20/2024
e,f
395,179
U.S. Treasury Bills
3,090,000 5.204%, 4/2/2024
e
3,089,552
5,000,000 5.281%, 4/4/2024
e
4,997,837
25,000,000 5.275%, 4/11/2024
e
24,963,618
70,000,000 5.273%, 4/16/2024
e
69,846,306
20,000,000 5.274%, 4/23/2024
e
19,935,589
10,000,000 5.273%, 4/25/2024
e
9,964,954
45,000,000 5.273%, 5/2/2024
e
44,795,419
Total Short-Term Investments
(cost $302,595,349) 302,656,522
Total Investments (cost
$1,299,120,887) 100.6% $1,641,922,327
Other Assets and Liabilities, Net
(0.6%) (9,731,131)
Total Net Assets 100.0% $1,632,191,196
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of March 28, 2024, the value of these investments was $5,249,969 or 0.3% of
total net assets.
c All or a portion of the security is on loan.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
e The interest rate shown reflects the yield.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Global Stock Portfolio as of March 28, 2024:
Securities Lending Transactions
Common Stock $ 11,537,697
Total lending $11,537,697
Gross amount payable upon return of
collateral for securities loaned $11,998,835
Net amounts due to counterparty $461,138

Global Stock Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 28, 2024, in valuing Global Stock Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 77,522,980 61,650,188 15,872,792 –
Consumer Discretionary 136,872,329 84,786,375 52,085,954 –
Consumer Staples 73,612,672 42,808,050 30,804,622 –
Energy 67,832,115 48,835,112 18,997,003 –
Financials 207,384,733 132,431,711 74,953,022 –
Health Care 151,470,102 104,733,608 46,736,494 –
Industrials 174,516,227 107,887,515 66,628,712 –
Information Technology 227,341,273 178,071,118 49,270,155 –
Materials 55,252,300 27,107,983 28,144,313 4
Real Estate 31,810,492 28,202,530 3,607,962 –
Utilities 32,171,112 21,369,553 10,801,559 –
Registered Investment Companies
U.S. Unaffiliated 17,026,660 17,026,660 – –
Preferred Stock
Consumer Discretionary 151,726 – 151,726 –
Short-Term Investments 302,656,522 – 302,656,522 –
Subtotal Investments in Securities $1,555,621,243 $854,910,403 $ 700,710,836 $4
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 74,302,249
Collateral Held for Securities Loaned 11,998,835
Subtotal Other Investments $86,301,084
Total Investments at Value $1,641,922,327
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of March 28, 2024, in valuing Global Stock Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 5,489,042 5,489,042 – –
Total Asset Derivatives $5,489,042 $5,489,042 $– $–
Liability Derivatives
Futures Contracts 3,257,314 3,257,314 – –
Total Liability Derivatives $3,257,314 $3,257,314 $– $–

Global Stock Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table presents Global Stock Portfolio's futures contracts held as of March 28, 2024. Investments and/or cash totaling $16,306,226 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CME E-mini Russell 2000 Index 9 June 2024 $ 948,932 $ 16,723
CME E-mini S&P 500 Index 1,306 June 2024 341,225,843 5,419,207
CME E-mini S&P Mid-Cap 400 Index 3 June 2024 894,721 28,499
ICE mini MSCI EAFE Index 667 June 2024 78,584,672 24,613
ICE US mini MSCI Emerging Markets Index 281 June 2024 14,778,871 (40,421)
Total Futures Long Contracts $ 436,433,039 $ 5,448,621
CME E-mini Russell 2000 Index (777) June 2024 ( $ 82,021,726) ( $ 1,346,489)
CME E-mini S&P Mid-Cap 400 Index (237) June 2024 (71,063,976) (1,870,404)
Total Futures Short Contracts ( $ 153,085,702) ($3,216,893)
Total Futures Contracts $ 283,347,337 $2,231,728

Global Stock Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Global Stock Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
3/28/2024
Shares Held at
3/28/2024
% of Net
Assets
3/28/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Equity $39,493 $– $– $41,168 4,529 2.5%
Core Small Cap Value 31,248 – – 33,134 3,144 2.1
Total U.S. Affiliated Registered Investment
Companies 70,741 74,302 4.6
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 3,993 31,087 23,081 11,999 11,999 0.7
Total Collateral Held for Securities Loaned 3,993 11,999 0.7
Total Value $74,734 $86,301
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 3/28/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Equity $– $1,675 $ – $–
Core Small Cap Value Fund – 1,886 – –
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 7
Total Affiliated Income from Securities Loaned, Net $7
Total Value $– $3,561 $ –

Government Bond Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 98 .8% ) Value
Asset-Backed Securities (4.4%)
Cascade Funding Mortgage Trust,
LLC
$ 324,851
0.985%,  11/25/2050, Ser.
2021-EBO1, Class A
a,b
$ 312,211
886,285
1.151%,  10/27/2031, Ser.
2021-HB7, Class A
a,b
862,610
ECMC Group Student Loan Trust
357,434
6.435%,  (SOFR30A +
1.114%), 1/27/2070, Ser.
2020-3A, Class A1B
a,b
355,454
Finance of America HECM Buyout
330,119
2.695%,  2/25/2032, Ser.
2022-HB1, Class A
a,b
321,596
GMAC Mortgage Corporation
Loan Trust
26,187
5.944%,  (TSFR1M +
0.614%), 8/25/2035, Ser.
2005-HE1, Class A2
b,c
14,256
Goodgreen
813,426
3.860%,  10/15/2054, Ser.
2019-1A, Class A
a
730,250
Helios Issuer, LLC
1,269,730
5.750%,  12/20/2050, Ser.
2023-GRID1, Class 1A
a,c
1,288,550
Kentucky Higher Education
Student Loan Corporation
Student Loan Rev.
1,032,578
1.650%,  3/25/2051, Ser.
2021-1 922,992
Missouri Higher Education Loan
Auth.
867,877
1.530%,  1/25/2061, Ser.
2021-1 756,121
Navient Student Loan Trust
1,002,258
1.310%,  12/26/2069, Ser.
2021-1A, Class A1A
a
860,182
New Hampshire Higher Education
Loan Corporation
480,755
6.644%,  (TSFR1M +
1.314%), 9/25/2060, Ser.
2020-1, Class A1B
b
480,883
Preferred Term Securities XXIII,
Ltd./Preferred Term Securities
XXIII, Inc.
28,658
5.791%,  (TSFR3M +
0.462%), 12/22/2036, Ser.
A-FP
a,b
28,443
RMF Buyout Issuance Trust
290,478
1.259%,  11/25/2031, Ser.
2021-HB1, Class A
a,b
282,199
Total 7,215,747
Collateralized Mortgage Obligations (6.5%)
Federal Agricultural Mortgage
Corporation Real Estate Trust
1,667,957
2.180%,  1/25/2051, Ser.
2021-1, Class A
a,b,c
1,312,469
Federal Home Loan Mortgage
Corporation - REMIC
183,946
4.000%,  1/25/2051, Ser.
5249, Class LA 175,804
1,463,187
1.500%,  3/25/2050, Ser.
4982, Class JA 1,138,775
Principal
Amount Long-Term Fixed Income (98.8%) Value
Collateralized Mortgage Obligations (6.5%) -
continued
$ 1,552,059
4.000%,  8/25/2052, Ser.
5256, Class AY $ 1,411,949
873,132
4.000%,  9/25/2052, Ser.
5256, Class A 824,555
99,252
2.000%,  1/15/2041, Ser.
4074, Class JA 95,429
595,261
1.750%,  6/15/2042, Ser.
4097, Class QN 512,877
Federal Home Loan Mortgage
Corporation - SCRT
1,192,601
2.000%,  11/25/2059, Ser.
2020-2, Class MT
c
937,407
Federal Home Loan Mortgage
Corporation - SLST
1,800,000
2.250%,  5/26/2031, Ser.
2021-1, Class A2C
c
1,498,455
Federal National Mortgage
Association - REMIC
1,193,458
5.000%,  3/25/2054, Ser.
2024-9, Class ZC 1,151,398
422,390
4.000%,  7/25/2052, Ser.
2022-37, Class PE 403,060
323,595
2.000%,  11/25/2032, Ser.
2012-123, Class BA 295,598
369,081
3.000%,  1/25/2043, Ser.
2013-114, Class AB 343,360
684,876
4.500%,  1/25/2046, Ser.
2022-68, Class BA 668,105
Total 10,769,241
Commercial Mortgage-Backed Securities (4.4%)
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
1,500,000
5.069%,  10/25/2028, Ser.
K510, Class A2
b,c
1,519,648
1,500,000
3.500%,  7/25/2032, Ser.
K148, Class A2
b,c
1,380,453
1,600,000
3.530%,  8/25/2032, Ser.
K149, Class A2
c
1,473,980
1,500,000
4.500%,  8/25/2033, Ser.
K-160, Class A2
b,c
1,479,216
1,350,000
5.150%,  12/25/2033, Ser.
K-162, Class A2
c
1,397,481
Total 7,250,778
Mortgage-Backed Securities (41.9%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
724,759 2.000%,  1/1/2052 580,636
1,651,747 3.000%,  2/1/2050 1,443,072
1,020,615 2.000%,  5/1/2051 817,676
1,230,920 2.500%,  5/1/2051 1,028,083
648,677 3.500%,  5/1/2052 580,850
890,254 4.000%,  5/1/2052 831,157
1,952,230 3.500%,  6/1/2052 1,749,332
59,668 5.000%,  7/1/2053 58,599
900,049 3.500%,  8/1/2052 811,413
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
299,292 2.500%,  7/1/2030 281,337

Government Bond Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.8%) Value
Mortgage-Backed Securities (41.9%) -
continued
Federal National Mortgage
Association Conventional 10-Yr.
Pass Through
$ 1,875,171 2.000%,  3/1/2033 $ 1,748,074
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
1,028,078 3.500%,  5/1/2040 962,105
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
2,107,876 3.000%,  1/1/2052 1,828,306
40,370 2.000%,  2/1/2051 32,352
78,031 2.000%,  2/1/2051 62,532
782,862 2.500%,  2/1/2051 653,456
1,317,475 2.500%,  2/1/2051 1,089,819
2,149,457 2.000%,  3/1/2051 1,707,505
3,897,918 2.000%,  3/1/2051 3,101,792
987,304 4.000%,  3/1/2051 931,493
2,169,742 3.000%,  3/1/2052 1,872,558
1,081,075 2.000%,  4/1/2051 860,500
1,289,912 3.000%,  4/1/2051 1,115,933
4,652,244 2.000%,  4/1/2052 3,715,194
2,500,000 2.500%,  4/1/2054
d
2,066,151
1,331,776 3.000%,  5/1/2050 1,158,881
80,217 2.000%,  5/1/2051 63,975
1,110,135 3.000%,  5/1/2051 974,706
895,680 3.000%,  6/1/2050 790,701
226,566 4.000%,  6/1/2052 210,140
1,977,040 2.500%,  7/1/2051 1,656,979
447,622 3.500%,  7/1/2051 406,753
639,262 4.000%,  7/1/2052 592,950
786,711 3.500%,  8/1/2050 716,623
1,243,647 4.500%,  8/1/2052 1,189,024
783,785 3.500%,  9/1/2052 705,477
432,427 3.500%,  9/1/2052
d
389,223
1,255,290 4.500%,  9/1/2053 1,197,231
453,841 4.500%,  9/1/2053 435,040
1,339,699 4.000%,  10/1/2052 1,245,280
91,341 2.000%,  11/1/2051 72,943
342,657 2.000%,  12/1/2050 274,179
2,145,590 2.500%,  12/1/2051 1,788,141
4,190,297 4.500%,  12/1/2052 4,019,765
1,500,000 6.000%,  4/1/2041
d
1,513,656
2,500,000 5.500%,  4/1/2042
d
2,487,591
1,750,000 3.000%,  4/1/2048
d
1,505,370
1,500,000 3.500%,  4/1/2049
d
1,342,316
2,200,000 4.000%,  4/1/2049
d
2,037,204
500,000 4.500%,  4/1/2049
d
476,111
2,000,000 5.000%,  4/1/2049
d
1,951,326
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
1,581,285 2.500%,  3/1/2062 1,265,596
536,306 3.500%,  7/1/2061 470,673
680,146 4.000%,  12/1/2061 622,219
Government National Mortgage
Association Conventional 30-Yr.
Pass Through
7,550,000 5.000%,  4/1/2054
d
7,419,814
Total 68,909,812
Principal
Amount Long-Term Fixed Income (98.8%) Value
U.S. Government & Agencies (41.6%)
Federal Home Loan Bank
$ 2,050,000 5.900%,  3/10/2043 $ 2,052,063
Tennessee Valley Authority
1,115,000 5.250%,  9/15/2039 1,167,996
U.S. Treasury Bonds
9,865,000 1.375%,  8/15/2050 5,209,568
1,000,000 6.875%,  8/15/2025 1,029,531
U.S. Treasury Notes
5,750,000 2.875%,  7/31/2025 5,602,207
525,000 2.625%,  1/31/2026 506,092
7,000,000 4.625%,  3/15/2026 6,993,984
4,500,000 3.750%,  4/15/2026 4,422,305
15,000,000 3.125%,  8/31/2027 14,409,375
11,050,000 3.625%,  3/31/2028 10,772,023
5,350,000 3.875%,  9/30/2029 5,255,957
10,750,000 4.500%,  11/15/2033 10,988,515
Total 68,409,616
Total Long-Term Fixed Income
(cost $167,731,663) 162,555,194
Shares or
Principal
Amount Short-Term Investments ( 13 .3% ) Value
Federal Home Loan Bank Discount
Notes
400,000 5.210%, 5/21/2024
e,f
396,868
Thrivent Core Short-Term Reserve
Fund
2,157,114 5.590% 21,571,141
Total Short-Term Investments
(cost $21,946,490) 21,968,009
Total Investments (cost
$189,678,153) 112.1% $ 184,523,203
Other Assets and Liabilities, Net
(12.1%) (19,938,386)
Total Net Assets 100.0% $ 164,584,817
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of March 28, 2024, the value of these investments was $6,353,964 or 3.9% of
total net assets.
b Denotes variable rate securities. The rate shown is as of
March 28, 2024. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c All or a portion of the security is insured or guaranteed.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e The interest rate shown reflects the yield.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.

Government Bond Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
Definitions:
HECM - Home Equity Conversion Mortgage
REMIC - Real Estate Mortgage Investment Conduit
SCRT - Seasoned Credit Risk Transfer
Ser. - Series
SLST - Seasoned Loans Structured Transactions
Reference Rate Index:
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 28, 2024, in valuing Government Bond Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 7,215,747 – 7,215,747 –
Collateralized Mortgage Obligations 10,769,241 – 10,769,241 –
Commercial Mortgage-Backed Securities 7,250,778 – 7,250,778 –
Mortgage-Backed Securities 68,909,812 – 68,909,812 –
U.S. Government & Agencies 68,409,616 – 68,409,616 –
Short-Term Investments 396,868 – 396,868 –
Subtotal Investments in Securities $ 162,952,062 $ – $ 162,952,062 $ –
Other Investments  * Total
Affiliated Short-Term Investments 21,571,141
Subtotal Other Investments $ 21,571,141
Total Investments at Value $ 184,523,203
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of March 28, 2024, in valuing Government Bond Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 15,298 15,298 – –
Total Asset Derivatives $ 15,298 $ 15,298 $ – $ –
Liability Derivatives
Futures Contracts 13,773 13,773 – –
Total Liability Derivatives $ 13,773 $ 13,773 $ – $ –
The following table presents Government Bond Portfolio's futures contracts held as of March 28, 2024. Investments and/or cash totaling $396,868 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 47 June 2024 $ 9,622,272 ( $ 11,506 )
CBOT 5-Yr. U.S. Treasury Note 125 June 2024 13,361,656 15,298
Total Futures Long Contracts $ 22,983,928 $ 3,792
CBOT 10-Yr. U.S. Treasury Note (6) June 2024 ( $ 662,515 ) ( $ 2,267 )
Total Futures Short Contracts ( $ 662,515 ) ( $ 2,267 )
Total Futures Contracts $ 22,321,413 $ 1,525

Government Bond Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Government Bond Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
3/28/2024
Shares Held at
3/28/2024
% of Net
Assets
3/28/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.590% $ 18,380 $ 18,029 $ 14,838 $ 21,571 2,157 13.1%
Total Affiliated Short-Term Investments 18,380 21,571 13.1
Total Value $ 18,380 $ 21,571
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 3/28/2024
U.S. Affiliated Registered Investment Companies
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.590% $– $– $ – $ 255
Total Income/Non Cash Income from Affiliated
Investments $ 255
Total Value $– $– $ –

Healthcare Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

a
Shares Common Stock ( 99 .3% ) Value
Biotechnology (13.7%)
71,835 AbbVie, Inc. $ 13,081,153
29,252 Amgen, Inc. 8,316,929
13,659 Biogen, Inc.
a
2,945,290
54,691 Gilead Sciences, Inc. 4,006,116
28,984 Halozyme Therapeutics, Inc.
a
1,179,069
12,258 Moderna, Inc.
a
1,306,212
3,034 Regeneron Pharmaceuticals, Inc.
a
2,920,195
13,650 Vertex Pharmaceuticals, Inc.
a
5,705,837
Total 39,460,801
Health Care Distributors (2.4%)
17,762 Cencora, Inc. 4,315,988
4,696 McKesson Corporation 2,521,048
Total 6,837,036
Health Care Equipment (19.1%)
99,903 Abbott Laboratories 11,354,975
7,266 ABIOMED, Inc., CVR
a,b
6,670
52,896 Baxter International, Inc. 2,260,775
81,843 Boston Scientific Corporation
a
5,605,427
37,716 Dexcom, Inc.
a
5,231,209
36,980 Edwards Lifesciences Corporation
a
3,533,809
13,465 Enovis Corporation
a
840,889
3,041 IDEXX Laboratories, Inc.
a
1,641,927
23,632 Intuitive Surgical, Inc.
a
9,431,295
9,318 Masimo Corporation
a
1,368,348
48,355 Medtronic plc 4,214,138
8,118 QuidelOrtho Corporation
a
389,177
9,080 Stryker Corporation 3,249,460
43,014 Zimmer Biomet Holdings, Inc. 5,676,988
Total 54,805,087
Health Care Facilities (2.8%)
15,085 HCA Healthcare, Inc. 5,031,300
17,323 Universal Health Services, Inc. 3,160,755
Total 8,192,055
Health Care Services (4.2%)
5,904 Cigna Group 2,144,274
71,460 CVS Health Corporation 5,699,649
11,853 Laboratory Corporation of America
Holdings 2,589,406
45,346 Option Care Health, Inc.
a
1,520,905
Total 11,954,234
Health Care Supplies (1.7%)
8,815 Align Technology, Inc.
a
2,890,615
19,780 Cooper Companies, Inc. 2,006,879
Total 4,897,494
Life Sciences Tools & Services (11.3%)
94,259 Avantor, Inc.
a
2,410,202
27,235 Bio-Techne Corporation 1,917,071
7,606 Charles River Laboratories
International, Inc.
a
2,060,846
47,904 Danaher Corporation 11,962,587
4,937 Illumina, Inc.
a
677,949
16,428 IQVIA Holding, Inc.
a
4,154,477
15,885 Thermo Fisher Scientific, Inc. 9,232,521
Total 32,415,653
Managed Health Care (13.1%)
18,793 Centene Corporation
a
1,474,875
13,389 Elevance Health, Inc. 6,942,732
Shares Common Stock (99.3%) Value
Managed Health Care (13.1%) - continued
7,747 Humana, Inc. $ 2,686,040
4,661 Molina Healthcare, Inc.
a
1,914,878
29,745 Progyny, Inc.
a
1,134,772
47,504 UnitedHealth Group, Inc. 23,500,229
Total 37,653,526
Pharmaceuticals (31.0%)
48,396 AstraZeneca plc ADR 3,278,829
34,538 Eli Lilly & Company 26,869,182
7,175 Jazz Pharmaceuticals, Inc.
a
864,013
142,231 Johnson & Johnson 22,499,522
148,643 Merck & Company, Inc. 19,613,444
28,062 Novo Nordisk AS ADR 3,603,161
249,002 Pfizer, Inc. 6,909,805
74,115 Teva Pharmaceutical Industries,
Ltd. ADR
a
1,045,763
25,580 Zoetis, Inc. 4,328,392
Total 89,012,111
Total Common Stock
(cost $195,282,497) 285,227,997
Shares
Registered Investment
Companies ( 0 .3% ) Value
U.S. Unaffiliated  (0.3%)
8,894 SPDR S&P Biotech ETF 843,952
Total 843,952
Total Registered Investment
Companies (cost $860,824) 843,952
Shares Short-Term Investments ( 0 .3% ) Value
Thrivent Core Short-Term Reserve
Fund
78,631 5.590% 786,306
Total Short-Term Investments
(cost $786,306) 786,306
Total Investments (cost
$196,929,627) 99.9% $ 286,858,255
Other Assets and Liabilities, Net
0.1% 394,198
Total Net Assets 100.0% $ 287,252,453
a Non-income producing security.
b Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CVR - Contingent Value Right
ETF - Exchange Traded Fund
plc - Public Limited Company
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.

Healthcare Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 28, 2024, in valuing Healthcare Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Biotechnology 39,460,801 39,460,801 – –
Health Care Distributors 6,837,036 6,837,036 – –
Health Care Equipment 54,805,087 54,798,417 – 6,670
Health Care Facilities 8,192,055 8,192,055 – –
Health Care Services 11,954,234 11,954,234 – –
Health Care Supplies 4,897,494 4,897,494 – –
Life Sciences Tools & Services 32,415,653 32,415,653 – –
Managed Health Care 37,653,526 37,653,526 – –
Pharmaceuticals 89,012,111 89,012,111 – –
Registered Investment Companies
U.S. Unaffiliated 843,952 843,952 – –
Subtotal Investments in Securities $ 286,071,949 $ 286,065,279 $ – $ 6,670
Other Investments  * Total
Affiliated Short-Term Investments 786,306
Subtotal Other Investments $ 786,306
Total Investments at Value $ 286,858,255
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Healthcare Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
3/28/2024
Shares Held at
3/28/2024
% of Net
Assets
3/28/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.590% $ 330 $ 5,690 $ 5,234 $ 786 79 0.3%
Total Affiliated Short-Term Investments 330 786 0.3
Total Value $ 330 $ 786
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 3/28/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.590% $– $– $ – $ 6
Total Income/Non Cash Income from Affiliated
Investments $ 6
Total Value $– $– $ –

High Yield Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 3.3% )
a
Value
Basic Materials (0.4%)
Grinding Media, Inc., Term Loan
$ 3,352,951
9.591%,  (TSFR3M +
4.000%), 10/12/2028
b,c
$ 3,336,187
Total 3,336,187
Capital Goods (0.2%)
Brand Industrial Services, Inc.,
Term Loan
1,588,020
10.806%,  (TSFR3M +
5.500%), 8/1/2030
b
1,593,403
Total 1,593,403
Communications Services (0.8%)
Cengage Learning, Inc., Term
Loan
1,554,881
0.000%,  (TSFR1M +
4.250%), 3/24/2031
b,d,e
1,551,476
DIRECTV Financing, LLC, Term
Loan
1,347,026
10.441%,  (TSFR1M +
5.000%), 8/2/2027
b
1,347,592
NEP Group, Inc., Term Loan
2,798,957
10.191%,PIK 1.500%,
(TSFR1M + 4.750%),
8/19/2026
b,f
2,657,274
Sinclair Television Group, Inc.,
Term Loan
535,623
8.445%,  (TSFR1M +
3.000%), 4/3/2028
b
426,715
Total 5,983,057
Consumer Cyclical (0.3%)
Marriott Ownership Resorts, Inc.,
Term Loan
1,075,000
0.000%,  (TSFR1M +
2.250%), 3/17/2031
b,c,d,e
1,069,625
Staples, Inc., Term Loan
1,649,078
10.440%,  (LIBOR 1M +
5.000%), 4/13/2026
b
1,630,707
Total 2,700,332
Consumer Non-Cyclical (0.5%)
Amneal Pharmaceuticals, LLC,
Term Loan
1,050,587
10.830%,  (TSFR1M +
5.500%), 5/4/2028
b
1,047,635
Chobani, LLC, Term Loan
532,665
9.075%,  (TSFR1M +
3.750%), 10/25/2027
b
535,328
City Brewing Company, LLC, Term
Loan
725,076
9.078%,  (TSFR3M +
3.500%), 4/5/2028
b
556,626
HLF Financing SARL, LLC, Term
Loan
538,000
0.000%,  (TSFR1M +
2.500%), 8/18/2025
b,d,e
535,057
Triton Water Holdings, Inc., Term
Loan
1,344,000
8.860%,  (TSFR3M +
3.500%), 3/31/2028
b
1,328,719
Total 4,003,365
Principal
Amount Bank Loans (3.3%)
a
Value
Energy (0.1%)
GIP II Blue Holding, LP, Term Loan
$ 1,105,206
9.941%,  (TSFR1M +
4.500%), 9/29/2028
b
$ 1,107,449
Total 1,107,449
Financials (0.2%)
Truist Insurance Holdings, LLC,
Term Loan
1,889,000
0.000%,  (TSFR1M +
3.250%), 3/24/2031
b,d,e
1,885,845
Total 1,885,845
Technology (0.3%)
CoreLogic, Inc., Term Loan
1,550,250
8.945%,  (TSFR1M +
3.500%), 6/2/2028
b
1,512,223
Rackspace Finance, LLC, Term
Loan
1,055,094
8.183%,  (TSFR1M +
2.750%), 5/15/2028
b
514,358
Total 2,026,581
Transportation (0.5%)
AAdvantage Loyalty IP, Ltd., Term
Loan
2,227,000
10.329%,  (TSFR3M +
4.750%), 4/20/2028
b
2,310,201
Air Canada, Term Loan
1,612,000
7.833%,  (TSFR3M +
2.500%), 3/21/2031
b
1,613,015
Total 3,923,216
Total Bank Loans
(cost $27,622,254) 26,559,435
Principal
Amount Long-Term Fixed Income ( 92.2% ) Value
Basic Materials (5.8%)
ACN 113 874 712, Pty. Ltd.
3,195,300 11.500%,  2/15/2018
*,g,h
3,195
ATI, Inc.
1,539,000 7.250%,  8/15/2030 1,590,746
Axalta Coating Systems Dutch
Holding B BV
1,386,000 7.250%,  2/15/2031
i
1,441,728
Baffinland Iron Mines Corporation/
Baffinland Iron Mines, LP
315,000 8.750%,  7/15/2026
i
290,519
Cascades, Inc./Cascades USA,
Inc.
1,534,000 5.125%,  1/15/2026
i
1,503,624
Chemours Company
3,347,000 5.750%,  11/15/2028
i
3,086,264
Cleveland-Cliffs, Inc.
2,440,000 4.625%,  3/1/2029
i
2,274,577
1,075,000 4.875%,  3/1/2031
i
973,930
Consolidated Energy Finance SA
4,014,000 5.625%,  10/15/2028
i
3,368,708
First Quantum Minerals, Ltd.
2,420,000 6.875%,  10/15/2027
i
2,320,211
1,075,000 9.375%,  3/1/2029
i
1,113,609
Hecla Mining Company
895,000 7.250%,  2/15/2028 895,979

High Yield Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (92.2%) Value
Basic Materials (5.8%) - continued
Hudbay Minerals, Inc.
$ 675,000 4.500%,  4/1/2026
i
$ 653,830
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
2,040,000 9.000%,  7/1/2028
i
2,012,456
Mercer International, Inc.
791,000 5.500%,  1/15/2026 768,946
Methanex Corporation
1,186,000 4.250%,  12/1/2024 1,175,728
Mineral Resources, Ltd.
471,000 9.250%,  10/1/2028
i
496,057
Novelis Corporation
870,000 3.250%,  11/15/2026
i
810,649
2,050,000 4.750%,  1/30/2030
i
1,891,377
670,000 3.875%,  8/15/2031
i
575,534
OCI NV
2,971,000 4.625%,  10/15/2025
i
2,902,053
Olin Corporation
2,820,000 5.625%,  8/1/2029 2,784,350
SCIL IV, LLC/SCIL USA Holdings,
LLC
1,652,000 5.375%,  11/1/2026
i
1,603,317
SNF Group SACA
1,074,000 3.125%,  3/15/2027
i
993,836
1,133,000 3.375%,  3/15/2030
i
980,739
SunCoke Energy, Inc.
2,707,000 4.875%,  6/30/2029
i
2,450,926
Taseko Mines, Ltd.
2,750,000 7.000%,  2/15/2026
i
2,761,250
Tronox, Inc.
785,000 4.625%,  3/15/2029
i
704,095
Unifrax Escrow Issuer Corporation
2,578,000 5.250%,  9/30/2028
i
1,662,497
United States Steel Corporation
2,355,000 6.875%,  3/1/2029
j
2,377,591
Total 46,468,321
Capital Goods (11.6%)
AAR Escrow Issuer, LLC
1,892,000 6.750%,  3/15/2029
i
1,906,557
Abengoa Abenewco 2 Bis SA,
Convertible
3,963,662
0.000%,PIK 1.500%,
4/26/2024
*,f,g,h
19,818
Advanced Drainage Systems, Inc.
3,060,000 5.000%,  9/30/2027
i
2,968,515
AECOM
1,560,000 5.125%,  3/15/2027 1,532,469
Amsted Industries, Inc.
890,000 5.625%,  7/1/2027
i
876,634
2,240,000 4.625%,  5/15/2030
i
2,045,677
ARD Finance SA
1,700,000 6.500%,  6/30/2027
i
568,893
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
3,108,000 5.250%,  8/15/2027
i,j
1,958,040
Bombardier, Inc.
2,201,000 7.875%,  4/15/2027
i
2,202,538
2,250,000 6.000%,  2/15/2028
i
2,213,268
Builders FirstSource, Inc.
1,070,000 5.000%,  3/1/2030
i
1,020,976
Canpack SA/Canpack US, LLC
3,166,000 3.875%,  11/15/2029
i
2,801,756
Principal
Amount Long-Term Fixed Income (92.2%) Value
Capital Goods (11.6%) - continued
Chart Industries, Inc.
$ 2,241,000 7.500%,  1/1/2030
i
$ 2,327,157
Clean Harbors, Inc.
3,330,000 5.125%,  7/15/2029
i
3,200,923
Clydesdale Acquisition Holdings,
Inc.
297,000 6.625%,  4/15/2029
i
296,761
594,000 8.750%,  4/15/2030
i
583,628
Cornerstone Building Brands, Inc.
1,534,000 6.125%,  1/15/2029
i
1,367,336
Covanta Holding Corporation
965,000 4.875%,  12/1/2029
i
864,882
CP Atlas Buyer, Inc.
2,520,000 7.000%,  12/1/2028
i,j
2,365,039
Crown Cork & Seal Company, Inc.
1,875,000 7.375%,  12/15/2026 1,967,096
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
2,400,000 6.625%,  12/15/2030
i
2,423,023
GFL Environmental, Inc.
4,440,000 4.000%,  8/1/2028
i
4,092,252
H&E Equipment Services, Inc.
5,130,000 3.875%,  12/15/2028
i
4,696,429
Herc Holdings, Inc.
1,994,000 5.500%,  7/15/2027
i
1,958,485
Mauser Packaging Solutions
Holding Company
1,515,000 9.250%,  4/15/2027
i
1,502,933
Miter Brands Acquisition Holdco,
Inc./MIWD Borrower, LLC
475,000 6.750%,  4/1/2032
i
476,623
MIWD Holdco II, LLC
1,369,000 5.500%,  2/1/2030
i
1,259,893
Mueller Water Products, Inc.
1,300,000 4.000%,  6/15/2029
i
1,179,141
Nesco Holdings II, Inc.
2,640,000 5.500%,  4/15/2029
i
2,497,710
New Enterprise Stone and Lime
Company, Inc.
3,553,000 5.250%,  7/15/2028
i
3,403,743
OI European Group BV
2,725,000 4.750%,  2/15/2030
i
2,508,897
Owens-Brockway Glass Container,
Inc.
1,217,000 6.625%,  5/13/2027
i
1,217,688
Pactiv Evergreen Group
1,670,000 4.375%,  10/15/2028
i
1,557,895
PGT Innovations, Inc.
2,599,000 4.375%,  10/1/2029
i
2,639,092
Roller Bearing Company of
America, Inc.
1,672,000 4.375%,  10/15/2029
i
1,530,916
Rolls-Royce plc
1,258,000 5.750%,  10/15/2027
i
1,261,436
Sealed Air Corporation
1,214,000 6.125%,  2/1/2028
i
1,216,519
Smyrna Ready Mix Concrete, LLC
2,200,000 8.875%,  11/15/2031
i
2,351,560
Spirit AeroSystems, Inc.
1,571,000 9.750%,  11/15/2030
i
1,757,267
SRM Escrow Issuer, LLC
1,369,000 6.000%,  11/1/2028
i
1,338,002

High Yield Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (92.2%) Value
Capital Goods (11.6%) - continued
Summit Materials, LLC/Summit
Materials Finance Corporation
$ 628,000 7.250%,  1/15/2031
i
$ 652,735
TransDigm, Inc.
787,000 6.750%,  8/15/2028
i
797,387
640,000 4.625%,  1/15/2029 593,923
2,145,000 4.875%,  5/1/2029 1,995,302
2,691,000 7.125%,  12/1/2031
i
2,773,232
2,208,000 6.625%,  3/1/2032
i
2,230,723
Triumph Group, Inc.
2,147,000 9.000%,  3/15/2028
i
2,263,436
Trivium Packaging Finance
1,210,000 5.500%,  8/15/2026
i
1,193,033
1,011,000 8.500%,  8/15/2027
i
998,389
United Rentals North America, Inc.
2,100,000 3.875%,  2/15/2031 1,881,610
WESCO Distribution, Inc.
1,587,000 7.250%,  6/15/2028
i
1,620,227
789,000 6.375%,  3/15/2029
i
797,112
552,000 6.625%,  3/15/2032
i
560,936
Total 92,315,512
Communications Services (12.3%)
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
1,898,000 10.500%,  2/15/2028
i
879,732
Altice Financing SA
1,392,000 5.750%,  8/15/2029
i
1,115,328
Altice France SA/France
1,380,000 5.125%,  7/15/2029
i
932,926
4,101,000 5.500%,  10/15/2029
i
2,783,484
AMC Networks, Inc.
1,342,000 4.750%,  8/1/2025 1,340,306
396,000 10.250%,  1/15/2029
e,i
398,875
C&W Senior Finance, Ltd.
525,000 6.875%,  9/15/2027
i
495,805
CCO Holdings, LLC/CCO Holdings
Capital Corporation
3,265,000 5.000%,  2/1/2028
i
3,039,405
3,380,000 5.375%,  6/1/2029
i
3,094,214
1,029,000 6.375%,  9/1/2029
i
976,194
4,710,000 4.750%,  3/1/2030
i
4,044,198
1,916,000 4.250%,  2/1/2031
i
1,564,701
843,000 4.750%,  2/1/2032
i
687,992
Cimpress plc
2,065,000 7.000%,  6/15/2026 2,066,858
Clear Channel Outdoor Holdings,
Inc.
2,469,000 7.500%,  6/1/2029
i,j
2,041,965
Clear Channel Worldwide
Holdings, Inc.
2,035,000 5.125%,  8/15/2027
i
1,918,263
Connect Finco SARL/Connect US
Finco, LLC
1,287,000 6.750%,  10/1/2026
i
1,261,614
CSC Holdings, LLC
1,031,000 5.375%,  2/1/2028
i
886,786
855,000 11.750%,  1/31/2029
i
856,333
1,933,000 6.500%,  2/1/2029
i
1,637,852
3,434,000 5.750%,  1/15/2030
i
1,817,868
1,240,000 4.125%,  12/1/2030
i
886,662
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
4,880,000 5.875%,  8/15/2027
i
4,616,657
Principal
Amount Long-Term Fixed Income (92.2%) Value
Communications Services (12.3%) - continued
DISH DBS Corporation
$ 759,000 5.875%,  11/15/2024
j
$ 727,216
1,308,000 5.250%,  12/1/2026
i,j
1,029,930
749,000 7.375%,  7/1/2028 360,589
1,271,000 5.750%,  12/1/2028
i,j
873,501
1,144,000 5.125%,  6/1/2029 477,149
DISH Network Corporation
738,000 11.750%,  11/15/2027
i
753,447
Frontier Communications
Holdings, LLC
898,000 5.875%,  10/15/2027
i
869,387
1,590,000 5.000%,  5/1/2028
i
1,475,858
1,269,000 6.750%,  5/1/2029
i
1,130,920
561,000 8.750%,  5/15/2030
i
574,028
GCI, LLC
4,450,000 4.750%,  10/15/2028
i
4,080,230
Gray Television, Inc.
4,024,000 5.375%,  11/15/2031
i,j
2,638,615
iHeartCommunications, Inc.
1,890,000 6.375%,  5/1/2026 1,612,334
Iliad Holding SASU
3,054,000 6.500%,  10/15/2026
i
3,025,395
Lamar Media Corporation
1,222,000 3.625%,  1/15/2031 1,072,219
LCPR Senior Secured Financing
DAC
3,707,000 6.750%,  10/15/2027
i
3,479,088
Level 3 Financing, Inc.
1,945,000 4.625%,  9/15/2027
i
1,293,425
2,090,000 4.250%,  7/1/2028
i
982,300
1,450,000 10.500%,  5/15/2030
i,j
1,482,625
McGraw-Hill Education, Inc.
2,494,000 8.000%,  8/1/2029
i
2,344,157
News Corporation
1,794,000 3.875%,  5/15/2029
i
1,640,527
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
918,000 4.625%,  3/15/2030
i
823,290
Paramount Global
790,000 6.375%,  3/30/2062
b
729,940
Playtika Holding Corporation
1,843,000 4.250%,  3/15/2029
i
1,595,509
Scripps Escrow II, Inc.
697,000 3.875%,  1/15/2029
i
554,233
900,000 5.375%,  1/15/2031
i
553,740
Sinclair Television Group, Inc.
2,269,000 4.125%,  12/1/2030
i
1,652,649
Sirius XM Radio, Inc.
720,000 3.125%,  9/1/2026
i
674,442
365,000 5.000%,  8/1/2027
i
351,160
2,560,000 4.000%,  7/15/2028
i
2,342,070
890,000 3.875%,  9/1/2031
i
742,094
TEGNA, Inc.
789,000 4.750%,  3/15/2026
i
773,537
1,656,000 4.625%,  3/15/2028 1,514,669
Telecom Italia Capital SA
1,601,000 6.000%,  9/30/2034 1,464,360
Telecom Italia SPA/Milano
476,000 5.303%,  5/30/2024
i
473,411
Telesat Canada/Telesat, LLC
1,025,000 4.875%,  6/1/2027
i
533,000
465,000 6.500%,  10/15/2027
i
186,000

High Yield Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (92.2%) Value
Communications Services (12.3%) - continued
United States Cellular Corporation
$ 582,000 6.700%,  12/15/2033 $ 570,447
Uniti Group, LP/Uniti Group
Finance, Inc./CSL Capital, LLC
1,381,000 4.750%,  4/15/2028
i
1,205,787
1,155,000 6.500%,  2/15/2029
i
895,156
Univision Communications, Inc.
1,927,000 4.500%,  5/1/2029
i
1,722,072
Urban One, Inc.
473,000 7.375%,  2/1/2028
i
401,363
Viasat, Inc.
1,263,000 6.500%,  7/15/2028
i
975,306
Virgin Media Finance plc
951,000 5.000%,  7/15/2030
i
804,696
Virgin Media Secured Finance plc
1,321,000 5.500%,  5/15/2029
i
1,221,354
VZ Secured Financing BV
2,221,000 5.000%,  1/15/2032
i
1,906,958
YPSO Finance BIS SA
1,618,000 10.500%,  5/15/2027
i
605,417
Zayo Group Holdings, Inc.
951,000 4.000%,  3/1/2027
i
782,809
Ziggo Bond Company BV
987,000 5.125%,  2/28/2030
i,j
845,269
Total 98,167,696
Consumer Cyclical (16.7%)
1011778 B.C., ULC/New Red
Finance, Inc.
4,815,000 4.375%,  1/15/2028
i
4,554,658
1,525,000 4.000%,  10/15/2030
i
1,358,778
Adient Global Holdings, Ltd.
1,256,000 8.250%,  4/15/2031
i,j
1,325,379
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation
635,000 6.625%,  7/15/2026
i
634,583
1,060,000 6.000%,  6/1/2029
i
912,050
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
1,125,000 4.625%,  6/1/2028
i
1,027,317
1,160,000 4.625%,  6/1/2028
i
1,054,401
Allison Transmission, Inc.
1,299,000 3.750%,  1/30/2031
i
1,133,405
American Axle & Manufacturing,
Inc.
2,055,000 6.500%,  4/1/2027 2,048,027
1,779,000 5.000%,  10/1/2029
j
1,602,284
Anywhere Real Estate Group,
LLC/Anywhere Co-Issuer
Corporation
436,000 7.000%,  4/15/2030
i
388,228
Arches Buyer, Inc.
1,732,000 6.125%,  12/1/2028
i
1,450,851
Arko Corporation
1,358,000 5.125%,  11/15/2029
i
1,123,980
Ashton Woods USA, LLC/Ashton
Woods Finance Company
800,000 4.625%,  8/1/2029
i
737,931
1,410,000 4.625%,  4/1/2030
i
1,288,273
Aston Martin Capital Holdings, Ltd.
537,000 10.000%,  3/31/2029
i
546,757
Principal
Amount Long-Term Fixed Income (92.2%) Value
Consumer Cyclical (16.7%) - continued
Beazer Homes USA, Inc.
$ 553,000 7.500%,  3/15/2031
i
$ 558,479
Boyd Gaming Corporation
2,210,000 4.750%,  6/15/2031
i
2,030,873
Boyne USA, Inc.
824,000 4.750%,  5/15/2029
i
763,825
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
135,000 6.250%,  9/15/2027
i
132,074
1,825,000 5.000%,  6/15/2029
i
1,655,512
350,000 4.875%,  2/15/2030
i
313,925
Caesars Entertainment, Inc.
1,820,000 8.125%,  7/1/2027
i
1,863,973
5,104,000 4.625%,  10/15/2029
i,j
4,654,189
944,000 6.500%,  2/15/2032
i
952,313
Carnival Corporation
797,000 7.625%,  3/1/2026
i
806,372
2,612,000 5.750%,  3/1/2027
i
2,585,189
1,764,000 4.000%,  8/1/2028
i
1,643,157
799,000 6.000%,  5/1/2029
i
788,381
Carvana Company
450,000
0.000%,PIK 12.000%,
12/1/2028
f,i
439,983
Cedar Fair, LP
2,136,000 5.250%,  7/15/2029 2,024,778
Churchill Downs, Inc.
1,065,000 4.750%,  1/15/2028
i
1,013,842
899,000 6.750%,  5/1/2031
i
904,022
Cinemark USA, Inc.
2,331,000 5.875%,  3/15/2026
i
2,301,416
Clarios Global, LP/Clarios US
Finance Company, Inc.
1,153,000 8.500%,  5/15/2027
i
1,154,744
2,335,000 6.750%,  5/15/2028
i
2,366,821
Dana, Inc.
1,400,000 4.250%,  9/1/2030 1,237,094
Ford Motor Company
4,271,000 3.250%,  2/12/2032 3,552,641
General Motors Financial
Company, Inc.
1,606,000 5.750%,  9/30/2027
b,k
1,515,788
Goodyear Tire & Rubber Company
1,790,000 5.000%,  7/15/2029
j
1,671,188
Hanesbrands, Inc.
898,000 4.875%,  5/15/2026
i
874,316
868,000 9.000%,  2/15/2031
i,j
891,822
Hilton Domestic Operating
Company, Inc.
1,194,000 4.875%,  1/15/2030 1,144,808
1,395,000 3.625%,  2/15/2032
i
1,201,098
Hilton Grand Vacations Borrower
Escrow, LLC/Hilton Grand
Vacations Borrower Escrow, Inc.
1,912,000 5.000%,  6/1/2029
i
1,783,134
International Game Technology plc
1,530,000 6.250%,  1/15/2027
i
1,541,060
835,000 5.250%,  1/15/2029
i
806,771
Jacobs Entertainment, Inc.
1,182,000 6.750%,  2/15/2029
i
1,148,218
KB Home
2,280,000 6.875%,  6/15/2027 2,352,709

High Yield Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (92.2%) Value
Consumer Cyclical (16.7%) - continued
L Brands, Inc.
$ 2,575,000 5.250%,  2/1/2028 $ 2,521,818
2,485,000 6.625%,  10/1/2030
i
2,538,425
1,030,000 6.875%,  11/1/2035 1,053,236
Light & Wonder International, Inc.
2,970,000 7.250%,  11/15/2029
i
3,048,904
Live Nation Entertainment, Inc.
1,628,000 4.750%,  10/15/2027
i
1,554,459
Macy's Retail Holdings, LLC
2,770,000 5.875%,  4/1/2029
i,j
2,717,419
Mattamy Group Corporation
1,800,000 4.625%,  3/1/2030
i
1,633,036
Michaels Companies, Inc.
1,248,000 5.250%,  5/1/2028
i
1,063,395
NCL Corporation, Ltd.
2,417,000 5.875%,  3/15/2026
i
2,385,943
2,294,000 5.875%,  2/15/2027
i
2,266,455
Nordstrom, Inc.
825,000 4.250%,  8/1/2031 724,397
PENN Entertainment, Inc.
1,890,000 4.125%,  7/1/2029
i,j
1,625,306
PetSmart, Inc./PetSmart Finance
Corporation
1,592,000 4.750%,  2/15/2028
i
1,490,503
3,950,000 7.750%,  2/15/2029
i
3,845,492
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
3,584,000 5.750%,  4/15/2026
i
3,573,545
1,790,000 3.375%,  8/31/2027
i
1,644,157
2,441,000 6.250%,  1/15/2028
i,j
2,391,152
QVC, Inc.
450,000 4.375%,  9/1/2028 360,649
Raising Cane's Restaurants, LLC
943,000 9.375%,  5/1/2029
i
1,019,138
Real Hero Merger Sub 2, Inc.
1,396,000 6.250%,  2/1/2029
i,j
1,223,190
Realogy Group, LLC/Realogy
Group Co-Issuer Corporation
905,000 5.750%,  1/15/2029
i
640,869
Royal Caribbean Cruises, Ltd.
3,737,000 4.250%,  7/1/2026
i
3,606,368
1,300,000 5.375%,  7/15/2027
i
1,281,667
793,000 9.250%,  1/15/2029
i
850,544
1,463,000 7.250%,  1/15/2030
i
1,520,031
Scientific Games Holdings, LP/
Scientific Games US FinCo, Inc.
584,000 6.625%,  3/1/2030
i
564,579
SeaWorld Parks and
Entertainment, Inc.
1,852,000 5.250%,  8/15/2029
i
1,744,305
Six Flags Theme Parks, Inc.
483,000 7.000%,  7/1/2025
i
483,697
Station Casinos, LLC
800,000 4.500%,  2/15/2028
i
753,628
700,000 4.625%,  12/1/2031
i
629,157
Tenneco, Inc.
2,258,000 8.000%,  11/17/2028
i
2,060,285
Tripadvisor, Inc.
441,000 7.000%,  7/15/2025
i
439,788
Victoria's Secret & Company
1,814,000 4.625%,  7/15/2029
i
1,488,395
Viking Cruises, Ltd.
3,121,000 5.875%,  9/15/2027
i
3,062,060
Principal
Amount Long-Term Fixed Income (92.2%) Value
Consumer Cyclical (16.7%) - continued
Wabash National Corporation
$ 2,573,000 4.500%,  10/15/2028
i
$ 2,359,537
WASH Multifamily Acquisition, Inc.
1,055,000 5.750%,  4/15/2026
i,j
1,031,128
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
1,117,000 7.125%,  2/15/2031
i
1,155,979
ZF North America Capital, Inc.
1,053,000 6.875%,  4/14/2028
i
1,092,172
Total 133,306,225
Consumer Non-Cyclical (10.8%)
1375209 B.C., Ltd.
1,164,000 9.000%,  1/30/2028
i,j
1,140,723
AdaptHealth, LLC
3,379,000 4.625%,  8/1/2029
i
2,907,783
Albertson's Companies, Inc.
3,250,000 5.875%,  2/15/2028
i
3,217,633
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
1,650,000 4.625%,  1/15/2027
i
1,596,861
1,911,000 3.500%,  3/15/2029
i
1,715,285
B&G Foods, Inc.
1,693,000 5.250%,  9/15/2027 1,581,999
Bausch + Lomb Corporation
472,000 8.375%,  10/1/2028
i
488,359
Bausch Health Companies, Inc.
850,000 5.500%,  11/1/2025
i
802,323
1,584,000 4.875%,  6/1/2028
i
864,395
1,209,000 11.000%,  9/30/2028
i,j
807,007
BellRing Brands, Inc.
1,257,000 7.000%,  3/15/2030
i
1,294,826
Catalent Pharma Solutions, Inc.
947,000 3.125%,  2/15/2029
i
904,933
Central Garden & Pet Company
2,690,000 4.125%,  10/15/2030 2,413,194
Cheplapharm Arzneimittel GmbH
290,000 5.500%,  1/15/2028
i
276,333
Chobani, LLC/Chobani Finance
Corporation, Inc.
2,183,000 4.625%,  11/15/2028
i
2,035,729
788,000 7.625%,  7/1/2029
i
798,835
CHS/Community Health Systems,
Inc.
2,108,000 5.625%,  3/15/2027
i
1,940,203
455,000 6.000%,  1/15/2029
i
397,487
650,000 6.125%,  4/1/2030
i,j
468,724
888,000 5.250%,  5/15/2030
i
724,086
1,769,000 4.750%,  2/15/2031
i
1,365,220
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
2,944,000 4.750%,  1/15/2029
i
2,785,935
1,533,000 6.625%,  7/15/2030
i
1,556,748
Edgewell Personal Care Company
1,500,000 5.500%,  6/1/2028
i
1,466,236
Embecta Corporation
1,200,000 5.000%,  2/15/2030
i,j
980,289
Encompass Health Corporation
4,500,000 4.500%,  2/1/2028 4,285,891
Energizer Holdings, Inc.
2,670,000 4.750%,  6/15/2028
i
2,472,950

High Yield Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (92.2%) Value
Consumer Non-Cyclical (10.8%) - continued
Fortrea Holdings, Inc.
$ 1,200,000 7.500%,  7/1/2030
i
$ 1,238,741
Grifols SA
2,149,000 4.750%,  10/15/2028
i
1,777,998
HLF Financing SARL, LLC/
Herbalife International, Inc.
2,829,000 4.875%,  6/1/2029
i
1,966,155
Jazz Securities DAC
1,190,000 4.375%,  1/15/2029
i
1,108,530
Legacy LifePoint Health, LLC
921,000 4.375%,  2/15/2027
i
877,635
LifePoint Health, Inc.
895,000 9.875%,  8/15/2030
i
936,208
650,000 11.000%,  10/15/2030
i
694,714
Medline Borrower, LP/Medline Co-
Issuer, Inc.
1,582,000 6.250%,  4/1/2029
i
1,589,084
ModivCare Escrow Issuer, Inc.
775,000 5.000%,  10/1/2029
i
561,948
ModivCare, Inc.
620,000 5.875%,  11/15/2025
i
603,788
Mozart Debt Merger Sub, Inc.
1,953,000 3.875%,  4/1/2029
i
1,777,633
1,322,000 5.250%,  10/1/2029
i
1,249,513
Organon & Company/Organon
Foreign Debt Co-Issuer BV
2,638,000 4.125%,  4/30/2028
i
2,458,330
1,257,000 5.125%,  4/30/2031
i
1,117,608
Owens & Minor, Inc.
2,074,000 6.625%,  4/1/2030
i,j
2,058,474
Perrigo Finance Unlimited
Company
932,000 4.375%,  3/15/2026 906,888
1,092,000 3.150%,  6/15/2030 1,003,830
Post Holdings, Inc.
1,100,000 4.500%,  9/15/2031
i
989,441
Primo Water Holdings, Inc.
1,810,000 4.375%,  4/30/2029
i
1,664,432
RegionalCare Hospital Partners
Holdings, Inc./LifePoint Health,
Inc.
921,000 9.750%,  12/1/2026
i
922,240
Sigma Holdco BV
1,213,000 7.875%,  5/15/2026
i
1,164,480
Simmons Foods, Inc.
3,093,000 4.625%,  3/1/2029
i
2,733,319
Spectrum Brands, Inc.
1,213,000 5.000%,  10/1/2029
i
1,188,795
770,000 5.500%,  7/15/2030
i
754,156
822,000 3.875%,  3/15/2031
i,j
791,805
Star Parent, Inc.
1,573,000 9.000%,  10/1/2030
i
1,664,715
Surgery Center Holdings, Inc.
950,000 7.250%,  4/15/2032
e,i
957,377
Tenet Healthcare Corporation
4,345,000 5.125%,  11/1/2027 4,249,965
1,900,000 6.750%,  5/15/2031
i
1,934,637
Teva Pharmaceutical Finance
Netherlands III BV
4,396,000 3.150%,  10/1/2026 4,109,782
Total 86,342,208
Principal
Amount Long-Term Fixed Income (92.2%) Value
Energy (13.6%)
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
$ 2,126,000 5.375%,  6/15/2029
i
$ 2,044,489
Antero Resources Corporation
407,000 5.375%,  3/1/2030
i
390,875
Archrock Partners, LP/Archrock
Partners Finance Corporation
1,330,000 6.250%,  4/1/2028
i
1,315,952
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
1,571,000 8.250%,  12/31/2028
i
1,613,863
Baytex Energy Corporation
1,219,000 8.500%,  4/30/2030
i
1,272,865
Borr IHC, Ltd./Borr Finance, LLC
1,060,000 10.000%,  11/15/2028
i
1,100,859
463,000 10.375%,  11/15/2030
i
481,520
Buckeye Partners, LP
925,000 4.125%,  12/1/2027 870,211
2,043,000 4.500%,  3/1/2028
i
1,940,888
Chesapeake Energy Corporation
1,070,000 6.750%,  4/15/2029
i
1,081,464
Civitas Resources, Inc.
1,656,000 8.375%,  7/1/2028
i
1,743,291
548,000 8.625%,  11/1/2030
i
588,430
1,339,000 8.750%,  7/1/2031
i
1,432,810
CNX Resources Corporation
818,000 7.375%,  1/15/2031
i
833,076
Comstock Resources, Inc.
3,310,000 5.875%,  1/15/2030
i
2,997,563
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
3,075,000 5.500%,  6/15/2031
i
2,906,232
Crescent Energy Finance, LLC
950,000 9.250%,  2/15/2028
i
1,003,092
790,000 7.625%,  4/1/2032
i
796,087
Delek Logistics Partners, LP/Delek
Logistics Finance Corporation
946,000 8.625%,  3/15/2029
i
966,026
Diamond Foreign Asset Company/
Diamond Finance, LLC
629,000 8.500%,  10/1/2030
i
663,852
DT Midstream, Inc.
1,710,000 4.125%,  6/15/2029
i
1,572,058
610,000 4.375%,  6/15/2031
i
552,431
Enerflex, Ltd.
1,184,000 9.000%,  10/15/2027
i
1,216,522
EQM Midstream Partners, LP
4,179,000 4.750%,  1/15/2031
i
3,886,284
Ferrellgas, LP/Ferrellgas Finance
Corporation
1,717,000 5.375%,  4/1/2026
i
1,679,815
Genesis Energy LP/Genesis
Energy Finance Corporation
2,530,000 8.875%,  4/15/2030 2,648,283
Harvest Midstream, LP
2,307,000 7.500%,  9/1/2028
i
2,339,139
Hess Midstream Operations, LP
1,605,000 4.250%,  2/15/2030
i
1,474,846
Hilcorp Energy I, LP/Hilcorp
Finance Company
2,274,000 5.750%,  2/1/2029
i
2,214,961
1,065,000 6.000%,  2/1/2031
i
1,035,523
1,750,000 6.250%,  4/15/2032
i
1,725,842

High Yield Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (92.2%) Value
Energy (13.6%) - continued
Howard Midstream Energy
Partners, LLC
$ 2,623,000 6.750%,  1/15/2027
i
$ 2,617,035
ITT Holdings, LLC
1,995,000 6.500%,  8/1/2029
i
1,820,636
Laredo Petroleum, Inc.
3,175,000 7.750%,  7/31/2029
i
3,201,229
MEG Energy Corporation
1,981,000 5.875%,  2/1/2029
i
1,946,567
Mesquite Energy, Inc.
3,740,000 0.000%,  2/15/2023
*,g,h
224,400
Nabors Industries, Inc.
1,200,000 9.125%,  1/31/2030
i
1,247,588
Nabors Industries, Ltd.
1,770,000 7.250%,  1/15/2026
i
1,759,042
New Fortress Energy, Inc.
584,000 6.750%,  9/15/2025
i
580,019
632,000 8.750%,  3/15/2029
i
629,591
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
628,000 8.125%,  2/15/2029
i
643,186
942,000 8.375%,  2/15/2032
i
965,651
Noble Finance II, LLC
1,498,000 8.000%,  4/15/2030
i
1,560,392
Northern Oil and Gas, Inc.
1,522,000 8.750%,  6/15/2031
i
1,607,174
Northriver Midstream Finance, LP
825,000 5.625%,  2/15/2026
i
817,944
NuStar Logistics, LP
1,226,000 6.375%,  10/1/2030 1,233,927
Patterson-UTI Energy, Inc.
1,065,000 3.950%,  2/1/2028 1,006,556
530,000 5.150%,  11/15/2029
j
518,560
PBF Holding Company, LLC/PBF
Finance Corporation
1,255,000 6.000%,  2/15/2028 1,234,910
Permian Resources Operating,
LLC
2,358,000 7.000%,  1/15/2032
i
2,446,222
Prairie Acquiror, LP
1,261,000 9.000%,  8/1/2029
i
1,298,125
Precision Drilling Corporation
1,805,000 6.875%,  1/15/2029
i
1,801,646
Range Resources Corporation
1,745,000 4.750%,  2/15/2030
i
1,626,951
Rockcliff Energy II, LLC
1,703,000 5.500%,  10/15/2029
i
1,593,702
Rockies Express Pipeline, LLC
1,610,000 4.950%,  7/15/2029
i
1,504,687
SM Energy Company
930,000 5.625%,  6/1/2025 925,586
992,000 6.750%,  9/15/2026 992,992
Southwestern Energy Company
1,037,000 4.750%,  2/1/2032 954,619
Sunoco, LP/Sunoco Finance
Corporation
1,200,000 4.500%,  5/15/2029 1,115,422
850,000 4.500%,  4/30/2030 778,363
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
2,845,000 5.500%,  1/15/2028
i
2,741,107
Principal
Amount Long-Term Fixed Income (92.2%) Value
Energy (13.6%) - continued
Talos Production, Inc.
$ 472,000 9.000%,  2/1/2029
i
$ 501,249
Teine Energy, Ltd.
1,602,000 6.875%,  4/15/2029
i
1,557,929
Transocean, Inc.
3,837,000 11.500%,  1/30/2027
i
3,998,994
USA Compression Partners, LP/
USA Compression Finance
Corporation
1,168,000 6.875%,  4/1/2026 1,166,657
800,000 6.875%,  9/1/2027 801,903
Valaris, Ltd.
1,539,000 8.375%,  4/30/2030
i
1,587,529
Venture Global Calcasieu Pass,
LLC
2,490,000 3.875%,  8/15/2029
i
2,241,366
927,000 6.250%,  1/15/2030
i
932,620
1,680,000 4.125%,  8/15/2031
i
1,493,855
Venture Global LNG, Inc.
1,060,000 9.500%,  2/1/2029
i
1,142,535
3,102,000 8.375%,  6/1/2031
i
3,198,996
Weatherford International, Ltd.
1,466,000 8.625%,  4/30/2030
i
1,530,459
Total 107,937,070
Financials (10.3%)
Acrisure, LLC/Acrisure Finance,
Inc.
1,160,000 6.000%,  8/1/2029
i
1,063,811
AerCap Holdings NV
2,820,000 5.875%,  10/10/2079
b
2,799,787
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
2,083,000 6.750%,  10/15/2027
i
2,052,221
780,000 6.750%,  4/15/2028
i
785,505
390,000 7.000%,  1/15/2031
i
393,907
Ally Financial, Inc.
390,000 6.700%,  2/14/2033 394,017
AmWINS Group, Inc.
630,000 6.375%,  2/15/2029
i
633,401
1,872,000 4.875%,  6/30/2029
i
1,747,292
Avolon Holdings Funding, Ltd.
1,048,000 2.528%,  11/18/2027
i
932,081
Bread Financial Holdings, Inc.
944,000 9.750%,  3/15/2029
i
982,399
Brookfield Property REIT, Inc./BPR
Cumulus, LLC/BPR Nimbus,
LLC/GGSI Sellco, LLC
543,000 4.500%,  4/1/2027
i
495,625
Burford Capital Global Finance,
LLC
2,781,000 9.250%,  7/1/2031
i
2,943,366
Castlelake Aviation Finance DAC
1,218,000 5.000%,  4/15/2027
i
1,173,116
Centene Corporation
962,000 4.625%,  12/15/2029 913,303
920,000 3.375%,  2/15/2030 814,137
Credit Acceptance Corporation
2,200,000 9.250%,  12/15/2028
i
2,366,278
Diversified Healthcare Trust
431,000 Zero Coupon,  1/15/2026
i
365,891

High Yield Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (92.2%) Value
Financials (10.3%) - continued
Drawbridge Special Opportunities
Fund, LP
$ 3,389,000 3.875%,  2/15/2026
i
$ 3,168,438
Enact Holdings, Inc.
1,142,000 6.500%,  8/15/2025
i
1,141,772
Encore Capital Group, Inc.
1,114,000 9.250%,  4/1/2029
i
1,141,156
FirstCash, Inc.
1,610,000 4.625%,  9/1/2028
i
1,515,358
Fortress Transportation and
Infrastructure Investors, LLC
1,769,000 6.500%,  10/1/2025
i
1,766,350
1,100,000 9.750%,  8/1/2027
i
1,138,982
Freedom Mortgage Corporation
805,000 7.625%,  5/1/2026
i
803,749
629,000 12.000%,  10/1/2028
i
685,613
Freedom Mortgage Holdings, LLC
629,000 9.250%,  2/1/2029
i
643,748
GGAM Finance, Ltd.
1,591,000 8.000%,  2/15/2027
i
1,642,739
791,000 8.000%,  6/15/2028
i
826,064
634,000 6.875%,  4/15/2029
i
636,378
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
2,320,000 3.750%,  12/15/2027
i
1,985,195
goeasy, Ltd.
1,257,000 9.250%,  12/1/2028
i
1,340,217
HAT Holdings I, LLC/HAT Holdings
II, LLC
531,000 8.000%,  6/15/2027
i
553,674
HUB International, Ltd.
2,343,000 5.625%,  12/1/2029
i
2,196,858
624,000 7.375%,  1/31/2032
i
628,202
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
1,105,000 4.750%,  9/15/2024 1,099,909
1,864,000 6.250%,  5/15/2026 1,799,366
1,766,000 5.250%,  5/15/2027 1,596,006
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
601,000 5.000%,  8/15/2028
i
552,672
Jefferson Capital Holdings, LLC
627,000 6.000%,  8/15/2026
i
615,229
1,571,000 9.500%,  2/15/2029
i
1,608,134
Ladder Capital Finance Holdings,
LLLP/Ladder Capital Finance
Corporation
788,000 4.250%,  2/1/2027
i
737,240
1,267,000 4.750%,  6/15/2029
i
1,151,740
Macquarie Airfinance Holdings,
Ltd.
1,581,000 6.400%,  3/26/2029
i
1,606,011
Molina Healthcare, Inc.
1,505,000 4.375%,  6/15/2028
i
1,414,743
MPT Operating Partnership, LP/
MPT Finance Corporation
960,000 5.250%,  8/1/2026
j
878,808
1,530,000 4.625%,  8/1/2029
j
1,174,228
Nationstar Mortgage Holdings,
Inc.
1,480,000 6.000%,  1/15/2027
i
1,459,003
Principal
Amount Long-Term Fixed Income (92.2%) Value
Financials (10.3%) - continued
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
$ 914,000 4.500%,  9/30/2028
i
$ 782,270
Office Properties Income Trust
647,000 2.650%,  6/15/2026 373,815
OneMain Finance Corporation
2,310,000 7.125%,  3/15/2026 2,351,917
852,000 3.500%,  1/15/2027 790,912
1,298,000 4.000%,  9/15/2030 1,110,888
Park Intermediate Holdings, LLC
1,651,000 4.875%,  5/15/2029
i
1,535,301
PRA Group, Inc.
392,000 7.375%,  9/1/2025
i
391,302
2,385,000 8.375%,  2/1/2028
i
2,373,556
Quicken Loans, LLC
2,812,000 3.875%,  3/1/2031
i
2,449,812
RHP Hotel Properties, LP/RHP
Finance Corporation
1,711,000 7.250%,  7/15/2028
i
1,762,012
RLJ Lodging Trust, LP
736,000 3.750%,  7/1/2026
i
700,897
1,650,000 4.000%,  9/15/2029
i
1,454,507
Service Properties Trust
1,127,000 7.500%,  9/15/2025 1,142,192
865,000 8.625%,  11/15/2031
i
922,468
SLM Corporation
780,000 4.200%,  10/29/2025 761,158
Synchrony Financial
403,000 7.250%,  2/2/2033 400,102
UBS Group AG
1,050,000 2.193%,  6/5/2026
b,i
1,006,677
United Wholesale Mortgage, LLC
440,000 5.500%,  11/15/2025
i
436,033
1,200,000 5.500%,  4/15/2029
i
1,134,959
XHR, LP
736,000 6.375%,  8/15/2025
i
736,935
840,000 4.875%,  6/1/2029
i
777,729
Total 81,759,161
Technology (6.2%)
AthenaHealth Group, Inc.
2,292,000 6.500%,  2/15/2030
i,j
2,096,306
Boost Newco Borrower, LLC
1,224,000 7.500%,  1/15/2031
i
1,281,299
Cloud Software Group, Inc.
3,023,000 6.500%,  3/31/2029
i
2,868,711
599,000 9.000%,  9/30/2029
i
574,511
CommScope, Inc.
1,330,000 7.125%,  7/1/2028
i
526,105
Consensus Cloud Solutions, Inc.
396,000 6.000%,  10/15/2026
i
376,379
CoreLogic, Inc.
475,000 4.500%,  5/1/2028
i
425,915
Everi Holdings, Inc.
1,065,000 5.000%,  7/15/2029
i,j
1,055,091
Gen Digital, Inc.
61,000 6.750%,  9/30/2027
i
61,874
944,000 7.125%,  9/30/2030
i
969,902
II-VI, Inc.
902,000 5.000%,  12/15/2029
i
849,544
Iron Mountain, Inc.
3,815,000 5.250%,  3/15/2028
i
3,691,117

High Yield Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (92.2%) Value
Technology (6.2%) - continued
$ 890,000 5.000%,  7/15/2028
i
$ 851,446
1,560,000 5.250%,  7/15/2030
i
1,475,725
1,840,000 4.500%,  2/15/2031
i
1,660,117
McAfee Corporation
792,000 7.375%,  2/15/2030
i
726,301
MSCI, Inc.
2,805,000 3.250%,  8/15/2033
i
2,310,850
NCR Atleos Corporation
633,000 9.500%,  4/1/2029
i
677,062
NCR Voyix Corporation
2,265,000 5.125%,  4/15/2029
i
2,100,681
Neptune Bidco US, Inc.
803,000 9.290%,  4/15/2029
i
759,296
Newfold Digital Holdings Group,
Inc.
475,000 11.750%,  10/15/2028
i
514,147
Open Text Corporation
2,284,000 3.875%,  12/1/2029
i
2,035,044
1,578,000 4.125%,  2/15/2030
i
1,413,691
Pitney Bowes, Inc.
396,000 6.875%,  3/15/2027
i
361,593
PTC, Inc.
390,000 3.625%,  2/15/2025
i
381,856
1,445,000 4.000%,  2/15/2028
i
1,350,452
Rackspace Technology Global,
Inc.
1,035,000 3.500%,  2/15/2028
i
357,761
RingCentral, Inc.
1,570,000 8.500%,  8/15/2030
i
1,632,382
Seagate HDD Cayman
2,483,000 4.091%,  6/1/2029 2,290,568
Sensata Technologies BV
3,200,000 4.000%,  4/15/2029
i
2,921,879
Sensata Technologies, Inc.
1,275,000 3.750%,  2/15/2031
i
1,102,878
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
1,360,000 4.625%,  11/1/2026
i
1,314,914
SS&C Technologies, Inc.
2,253,000 5.500%,  9/30/2027
i
2,202,888
UKG, Inc.
1,571,000 6.875%,  2/1/2031
i
1,600,420
Unisys Corporation
1,690,000 6.875%,  11/1/2027
i
1,501,988
Viavi Solutions, Inc.
1,662,000 3.750%,  10/1/2029
i
1,425,981
Xerox Holdings Corporation
167,000 5.000%,  8/15/2025
i
164,785
1,775,000 5.500%,  8/15/2028
i
1,616,084
Total 49,527,543
Transportation (1.9%)
American Airlines Group, Inc.
534,000 3.750%,  3/1/2025
i
519,175
American Airlines, Inc.
706,000 8.500%,  5/15/2029
i
745,859
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
1,203,000 5.500%,  4/20/2026
i
1,194,807
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
1,004,000 5.375%,  3/1/2029
i,j
935,719
Principal
Amount Long-Term Fixed Income (92.2%) Value
Transportation (1.9%) - continued
Delta Air Lines, Inc.
$ 877,000 7.000%,  5/1/2025
i
$ 888,507
Hawaiian Brand Intellectual
Property, Ltd.
1,263,000 5.750%,  1/20/2026
i
1,185,270
Hertz Corporation
887,000 4.625%,  12/1/2026
i
804,987
973,000 5.000%,  12/1/2029
i,j
751,902
Rand Parent, LLC
1,564,000 8.500%,  2/15/2030
i,j
1,548,767
RXO, Inc.
1,776,000 7.500%,  11/15/2027
i
1,822,620
Spirit Loyalty Cayman, Ltd.
552,000 8.000%,  9/20/2025
i
419,037
Stena International SA
1,255,000 7.250%,  1/15/2031
i
1,251,804
United Airlines, Inc.
1,165,000 4.375%,  4/15/2026
i
1,126,250
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
461,000 7.875%,  5/1/2027
i,j
389,740
2,300,000 6.375%,  2/1/2030
i,j
1,695,383
Total 15,279,827
Utilities (3.0%)
Calpine Corporation
1,290,000 4.500%,  2/15/2028
i
1,223,530
Edison International
1,345,000 5.000%,  12/15/2026
b,k
1,274,256
Leeward Renewable Energy
Operations, LLC
1,065,000 4.250%,  7/1/2029
i
913,849
NextEra Energy Operating
Partners, LP
2,792,000 3.875%,  10/15/2026
i
2,603,859
NRG Energy, Inc.
1,340,000 5.250%,  6/15/2029
i
1,281,058
PG&E Corporation
2,069,000 5.000%,  7/1/2028 1,992,574
Sunnova Energy Corporation
1,070,000 5.875%,  9/1/2026
i,j
832,996
Talen Energy Supply, LLC
1,478,000 8.625%,  6/1/2030
i
1,580,505
Terraform Global Operating, LLC
2,660,000 6.125%,  3/1/2026
i
2,622,767
TerraForm Power Operating, LLC
3,745,000 5.000%,  1/31/2028
i
3,566,788
Vistra Corporation
3,265,000 7.000%,  12/15/2026
b,i,k
3,232,826
Vistra Operations Company, LLC
2,437,000 5.000%,  7/31/2027
i
2,359,811
Total 23,484,819
Total Long-Term Fixed Income
(cost $766,215,515) 734,588,382
Shares
Collateral Held for Securities
Loaned ( 6.5% ) Value
51,872,969 Thrivent Cash Management Trust 51,872,969
Total Collateral Held for
Securities Loaned
(cost $51,872,969) 51,872,969

High Yield Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies ( 1.9% ) Value
U.S. Unaffiliated  (1.9%)
159,563 SPDR Bloomberg High Yield Bond
ETF
j
$ 15,190,397
Total 15,190,397
Total Registered Investment
Companies (cost $14,331,165) 15,190,397
Shares Common Stock ( 0.1% ) Value
Communications Services (0.1%)
85,655 Windstream Services, LLC
l
813,723
Total 813,723
Energy (<0.1%)
12,877 California Resources Corporation,
Warrants (Expires 10/27/2024)
l
251,874
Total 251,874
Total Common Stock
(cost $844,873) 1,065,597
Shares or
Principal
Amount Short-Term Investments ( 1.4% ) Value
Thrivent Core Short-Term Reserve
Fund
954,935 5.590% 9,549,350
U.S. Treasury Bills
1,100,000 5.207%, 4/11/2024
m
1,098,399
Total Short-Term Investments
(cost $10,637,687) 10,647,749
Total Investments (cost
$871,524,463) 105.4% $839,924,529
Other Assets and Liabilities, Net
(5.4%) (42,946,020)
Total Net Assets 100.0% $796,978,509
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
March 28, 2024. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of March 28, 2024.
g Defaulted security.  Interest is not being accrued.
h In bankruptcy.  Income is not being accrued per the
bankruptcy agreement terms.
i Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of March 28, 2024, the value of these investments was $626,274,244 or 78.6%
of total net assets.
j All or a portion of the security is on loan.
k Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
l Non-income producing security.
m The interest rate shown reflects the yield.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in High Yield
Portfolio as of March 28, 2024 was $247,413 or 0.03% of
total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of March 28, 2024.
Security
Acquisition
Date Cost
Abengoa Abenewco 2 Bis SA,
Convertible, 4/26/2024 4/26/2019 $ 563,723
ACN 113 874 712, Pty. Ltd.,
2/15/2018 2/9/2011 3,026,704
Mesquite Energy, Inc., 2/15/2023 6/30/2020 –
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent High Yield Portfolio as of
March 28, 2024:
Securities Lending Transactions
Long-Term Fixed Income $ 35,521,074
Common Stock 14,508,480
Total lending $50,029,554
Gross amount payable upon return of
collateral for securities loaned $51,872,969
Net amounts due to counterparty $1,843,415
Definitions:
ETF - Exchange Traded Fund
PIK - Payment-In-Kind
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month

High Yield Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 28, 2024, in valuing High Yield Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 3,336,187 – – 3,336,187
Capital Goods 1,593,403 – 1,593,403 –
Communications Services 5,983,057 – 5,983,057 –
Consumer Cyclical 2,700,332 – 1,630,707 1,069,625
Consumer Non-Cyclical 4,003,365 – 4,003,365 –
Energy 1,107,449 – 1,107,449 –
Financials 1,885,845 – 1,885,845 –
Technology 2,026,581 – 2,026,581 –
Transportation 3,923,216 – 3,923,216 –
Long-Term Fixed Income
Basic Materials 46,468,321 – 46,468,321 –
Capital Goods 92,315,512 – 92,315,512 –
Communications Services 98,167,696 – 98,167,696 –
Consumer Cyclical 133,306,225 – 133,306,225 –
Consumer Non-Cyclical 86,342,208 – 86,342,208 –
Energy 107,937,070 – 107,937,070 –
Financials 81,759,161 – 81,759,161 –
Technology 49,527,543 – 49,527,543 –
Transportation 15,279,827 – 15,279,827 –
Utilities 23,484,819 – 23,484,819 –
Registered Investment Companies
U.S. Unaffiliated 15,190,397 15,190,397 – –
Common Stock
Communications Services 813,723 – 813,723 –
Energy 251,874 251,874 – –
Short-Term Investments 1,098,399 – 1,098,399 –
Subtotal Investments in Securities $778,502,210 $15,442,271 $758,654,127 $4,405,812
Other Investments  * Total
Affiliated Short-Term Investments 9,549,350
Collateral Held for Securities Loaned 51,872,969
Subtotal Other Investments $61,422,319
Total Investments at Value $839,924,529
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

High Yield Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in High Yield Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
3/28/2024
Shares Held at
3/28/2024
% of Net
Assets
3/28/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.590% $ 20,508 $48,961 $59,920 $9,549 955 1.2%
Total Affiliated Short-Term Investments 20,508 9,549 1.2
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 60,748 71,115 79,990 51,873 51,873 6.5
Total Collateral Held for Securities Loaned 60,748 51,873 6.5
Total Value $81,256 $61,422
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 3/28/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.590% $– $– $ – $224
Total Income/Non Cash Income from Affiliated
Investments $224
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 63
Total Affiliated Income from Securities Loaned, Net $63
Total Value $– $– $ –

Income Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 98.5% ) Value
Asset-Backed Securities (<0.1%)
GMAC Mortgage Corporation
Loan Trust
$ 104,748
5.944%,  (TSFR1M +
0.614%), 8/25/2035, Ser.
2005-HE1, Class A2
a,b
$ 57,023
Preferred Term Securities XXIII,
Ltd./Preferred Term Securities
XXIII, Inc.
133,735
5.791%,  (TSFR3M +
0.462%), 12/22/2036, Ser.
A-FP
b,c
132,734
Total 189,757
Basic Materials (2.4%)
Alcoa Nederland Holding BV
240,000 5.500%,  12/15/2027
c
237,635
Anglo American Capital plc
2,050,000 4.750%,  4/10/2027
c
2,008,782
Celanese US Holdings, LLC
2,800,000 6.550%,  11/15/2030 2,945,093
FMC Corporation
4,400,000 5.650%,  5/18/2033
d
4,326,987
Freeport-McMoRan, Inc.
320,000 4.125%,  3/1/2028 305,766
Glencore Funding, LLC
1,275,000 5.893%,  4/4/2054
c,e
1,291,731
1,800,000 3.375%,  9/23/2051
c
1,232,015
3,751,000 4.000%,  3/27/2027
c
3,626,036
2,700,000 2.500%,  9/1/2030
c,d
2,292,021
International Flavors & Fragrances,
Inc.
1,700,000 1.832%,  10/15/2027
c
1,507,416
3,650,000 2.300%,  11/1/2030
c
3,032,220
Newmont Corporation/Newcrest
Finance, Pty. Ltd.
1,700,000 5.350%,  3/15/2034
c
1,710,841
Olin Corporation
320,000 5.125%,  9/15/2027 312,600
Smurfit Kappa Treasury, ULC
2,950,000 5.777%,  4/3/2054
c,e
2,983,913
1,550,000 5.200%,  1/15/2030
c,e
1,546,936
1,800,000 5.438%,  4/3/2034
c,e
1,800,686
Total 31,160,678
Capital Goods (5.0%)
BAE Systems plc
625,000 5.500%,  3/26/2054
c
630,930
2,550,000 3.400%,  4/15/2030
c
2,325,657
1,600,000 1.900%,  2/15/2031
c
1,301,713
Boeing Company
1,750,000 5.805%,  5/1/2050 1,655,724
7,400,000 5.930%,  5/1/2060 6,937,758
3,500,000 5.705%,  5/1/2040 3,349,995
Carrier Global Corporation
1,550,000 2.700%,  2/15/2031 1,333,679
CNH Industrial Capital, LLC
2,900,000 4.550%,  4/10/2028 2,841,399
Howmet Aerospace, Inc.
4,750,000 3.000%,  1/15/2029 4,289,366
2,400,000 5.950%,  2/1/2037 2,483,835
Huntington Ingalls Industries, Inc.
1,150,000 3.844%,  5/1/2025 1,128,550
Principal
Amount Long-Term Fixed Income (98.5%) Value
Capital Goods (5.0%) - continued
Ingersoll Rand, Inc.
$ 700,000 5.400%,  8/14/2028 $ 709,287
1,000,000 5.700%,  8/14/2033 1,025,838
John Deere Capital Corporation
4,000,000 5.150%,  9/8/2033 4,085,191
L3Harris Technologies, Inc.
2,250,000 5.400%,  1/15/2027 2,266,054
Lockheed Martin Corporation
1,600,000 5.900%,  11/15/2063 1,752,547
Northrop Grumman Corporation
1,550,000 4.700%,  3/15/2033 1,513,152
Regal Rexnord Corporation
2,850,000 6.050%,  4/15/2028
c
2,889,225
2,800,000 6.300%,  2/15/2030
c
2,866,382
Republic Services, Inc.
5,100,000 4.875%,  4/1/2029 5,107,964
RTX Corporation
1,000,000 3.030%,  3/15/2052 662,146
1,150,000 6.400%,  3/15/2054 1,301,062
2,850,000 6.000%,  3/15/2031 2,995,940
1,150,000 6.100%,  3/15/2034 1,229,102
1,925,000 4.450%,  11/16/2038 1,733,867
Teledyne Technologies, Inc.
2,250,000 2.250%,  4/1/2028 2,023,260
Textron, Inc.
2,060,000 3.650%,  3/15/2027 1,976,835
Waste Connections, Inc.
4,400,000 5.000%,  3/1/2034 4,357,571
Total 66,774,029
Collateralized Mortgage Obligations (<0.1%)
Wachovia Mortgage Loan Trust,
LLC
47,369
5.937%,  5/20/2036, Ser.
2006-A, Class 2A1
b
45,014
Total 45,014
Communications Services (7.4%)
American Tower Corporation
1,810,000 3.125%,  1/15/2027 1,711,361
3,100,000 1.875%,  10/15/2030 2,513,486
1,400,000 5.650%,  3/15/2033 1,421,902
AT&T, Inc.
2,250,000 3.650%,  6/1/2051 1,651,808
1,981,000 4.300%,  2/15/2030 1,903,879
2,250,000 2.750%,  6/1/2031 1,938,061
4,487,000 2.550%,  12/1/2033 3,593,975
4,800,000 5.400%,  2/15/2034 4,862,965
1,700,000 4.500%,  3/9/2048 1,445,955
CCO Holdings, LLC/CCO Holdings
Capital Corporation
2,100,000 5.000%,  2/1/2028
c
1,954,900
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
1,700,000 4.800%,  3/1/2050 1,258,360
2,050,000 4.908%,  7/23/2025 2,025,051
1,000,000 6.150%,  11/10/2026 1,007,831
2,450,000 6.384%,  10/23/2035 2,421,282
2,500,000 3.500%,  6/1/2041 1,678,690
Comcast Corporation
1,183,000 2.887%,  11/1/2051 767,913

Income Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.5%) Value
Communications Services (7.4%) - continued
$ 2,650,000 4.600%,  10/15/2038 $ 2,472,852
1,200,000 4.650%,  7/15/2042 1,098,703
Cox Communications, Inc.
2,700,000 3.350%,  9/15/2026
c
2,582,939
Crown Castle, Inc.
2,200,000 3.800%,  2/15/2028 2,082,777
2,200,000 4.300%,  2/15/2029 2,108,845
Discovery Communications, LLC
1,100,000 4.900%,  3/11/2026 1,089,076
Meta Platforms, Inc.
2,000,000 5.600%,  5/15/2053 2,113,872
2,500,000 4.800%,  5/15/2030 2,513,697
2,250,000 4.950%,  5/15/2033 2,277,431
Netflix, Inc.
2,731,000 5.875%,  11/15/2028 2,838,951
1,800,000 6.375%,  5/15/2029 1,917,092
4,300,000 4.875%,  6/15/2030
c
4,269,917
Paramount Global
3,750,000 6.250%,  2/28/2057
b
3,298,224
Rogers Communications, Inc.
1,850,000 5.000%,  2/15/2029 1,837,152
1,100,000 5.300%,  2/15/2034 1,090,187
SBA Communications Corporation
320,000 3.125%,  2/1/2029 282,402
Sprint Capital Corporation
230,000 6.875%,  11/15/2028 245,097
6,950,000 8.750%,  3/15/2032 8,427,236
Sprint Corporation
570,000 7.125%,  6/15/2024 570,976
Take-Two Interactive Software, Inc.
1,600,000 4.950%,  3/28/2028 1,593,849
T-Mobile USA, Inc.
4,400,000 3.400%,  10/15/2052 3,120,893
2,150,000 4.850%,  1/15/2029 2,134,074
1,800,000 3.500%,  4/15/2031 1,625,539
1,800,000 3.000%,  2/15/2041 1,325,786
Verizon Communications, Inc.
1,250,000 5.500%,  2/23/2054 1,263,490
1,600,000 4.000%,  3/22/2050 1,293,369
2,400,000 2.100%,  3/22/2028 2,160,632
1,591,000 1.680%,  10/30/2030 1,296,226
3,700,000 3.400%,  3/22/2041 2,891,929
Warnermedia Holdings, Inc.
2,300,000 5.141%,  3/15/2052 1,908,994
3,100,000 5.050%,  3/15/2042 2,664,429
Total 98,554,055
Consumer Cyclical (7.4%)
Amazon.com, Inc.
1,800,000 3.100%,  5/12/2051 1,292,758
American Honda Finance
Corporation
1,850,000 5.800%,  10/3/2025 1,865,069
Daimler Trucks Finance North
America, LLC
2,700,000 5.400%,  9/20/2028
c
2,737,906
4,500,000 2.375%,  12/14/2028
c
4,005,100
Expedia Group, Inc.
4,400,000 3.250%,  2/15/2030 3,960,783
Ford Motor Company
1,700,000 3.250%,  2/12/2032 1,414,069
Ford Motor Credit Company, LLC
1,750,000 6.800%,  5/12/2028 1,818,055
Principal
Amount Long-Term Fixed Income (98.5%) Value
Consumer Cyclical (7.4%) - continued
$ 2,300,000 7.350%,  3/6/2030 $ 2,452,163
3,400,000 6.050%,  3/5/2031 3,424,175
General Motors Company
2,425,000 6.800%,  10/1/2027 2,539,153
General Motors Financial
Company, Inc.
1,700,000 5.400%,  4/6/2026 1,700,632
850,000 5.750%,  2/8/2031 859,215
4,550,000 6.400%,  1/9/2033 4,768,088
1,650,000 6.100%,  1/7/2034 1,694,208
GLP Capital, LP
2,500,000 3.250%,  1/15/2032 2,104,570
Home Depot, Inc.
2,680,000 4.250%,  4/1/2046 2,321,603
Hyatt Hotels Corporation
2,200,000 5.750%,  4/23/2030 2,255,871
Hyundai Capital America
2,750,000 1.800%,  1/10/2028
c
2,422,058
5,600,000 6.200%,  9/21/2030
c
5,841,000
Kohl's Corporation
3,150,000 4.625%,  5/1/2031 2,650,804
1,950,000 5.550%,  7/17/2045 1,431,456
Lennar Corporation
2,950,000 4.750%,  5/30/2025 2,924,348
Lowe's Companies, Inc.
1,700,000 5.625%,  4/15/2053 1,717,013
4,250,000 2.625%,  4/1/2031 3,657,044
Marriott International, Inc./MD
5,650,000 4.625%,  6/15/2030 5,496,858
McDonald's Corporation
2,175,000 4.450%,  3/1/2047 1,894,360
Nissan Motor Acceptance
Company, LLC
1,700,000 7.050%,  9/15/2028
c
1,776,981
PACCAR Financial Corporation
1,500,000 4.600%,  1/31/2029 1,489,999
Starbucks Corporation
4,000,000 4.800%,  2/15/2033
d
3,960,222
Tapestry, Inc.
1,150,000 7.000%,  11/27/2026 1,184,873
Target Corporation
2,750,000 2.950%,  1/15/2052 1,866,416
Toll Brothers Finance Corporation
2,300,000 3.800%,  11/1/2029 2,144,516
Toyota Motor Credit Corporation
4,500,000 4.550%,  5/17/2030 4,426,109
VICI Properties, LP/VICI Note
Company, Inc.
640,000 4.500%,  9/1/2026
c
620,773
180,000 4.250%,  12/1/2026
c
173,064
3,500,000 5.750%,  2/1/2027
c
3,495,580
1,800,000 3.750%,  2/15/2027
c
1,705,952
180,000 4.625%,  12/1/2029
c
170,231
Volkswagen Group of America
Finance, LLC
4,000,000 6.450%,  11/16/2030
c
4,249,987
Walmart, Inc.
2,200,000 4.500%,  9/9/2052 2,039,284
Total 98,552,346
Consumer Non-Cyclical (10.4%)
Abbott Laboratories
1,440,000 4.750%,  11/30/2036 1,428,180

Income Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.5%) Value
Consumer Non-Cyclical (10.4%) - continued
$ 2,500,000 6.000%,  4/1/2039 $ 2,777,283
AbbVie, Inc.
1,050,000 5.400%,  3/15/2054 1,080,759
1,050,000 5.050%,  3/15/2034 1,063,015
5,100,000 4.550%,  3/15/2035 4,929,383
3,100,000 4.300%,  5/14/2036 2,910,518
Amgen, Inc.
4,000,000 5.650%,  3/2/2053 4,075,820
2,900,000 5.250%,  3/2/2033 2,924,395
Anheuser-Busch Companies,
LLC/Anheuser-Busch InBev
Worldwide, Inc.
2,710,000 4.700%,  2/1/2036 2,620,081
Anheuser-Busch InBev Worldwide,
Inc.
2,750,000 3.500%,  6/1/2030 2,561,555
586,000 4.600%,  4/15/2048 535,505
2,200,000 4.439%,  10/6/2048 1,957,516
3,400,000 5.550%,  1/23/2049 3,544,969
AstraZeneca Finance, LLC
1,600,000 4.850%,  2/26/2029 1,604,514
AstraZeneca plc
3,400,000 2.125%,  8/6/2050 2,016,529
3,000,000 1.375%,  8/6/2030
d
2,448,540
BAT Capital Corporation
3,500,000 2.259%,  3/25/2028 3,115,654
2,500,000 6.343%,  8/2/2030 2,604,930
1,150,000 5.834%,  2/20/2031 1,159,869
1,900,000 7.750%,  10/19/2032 2,144,074
Becton, Dickinson and Company
3,041,000 3.794%,  5/20/2050 2,385,106
Bristol-Myers Squibb Company
1,150,000 6.250%,  11/15/2053 1,295,417
Cargill, Inc.
1,750,000 3.125%,  5/25/2051
c
1,216,559
Constellation Brands, Inc.
640,000 3.500%,  5/9/2027 610,710
1,350,000 4.800%,  1/15/2029 1,338,160
2,700,000 4.900%,  5/1/2033 2,648,665
CVS Health Corporation
2,500,000 5.625%,  2/21/2053 2,455,156
950,000 4.250%,  4/1/2050 769,791
1,900,000 5.125%,  2/21/2030 1,905,733
2,800,000 2.125%,  9/15/2031 2,285,590
Eli Lilly & Company
3,300,000 5.100%,  2/9/2064 3,284,187
1,970,000 4.950%,  2/27/2063 1,916,266
2,250,000 4.700%,  2/27/2033 2,244,196
HCA, Inc.
2,500,000 5.875%,  2/15/2026 2,510,681
3,000,000 5.625%,  9/1/2028 3,037,278
Imperial Brands Finance plc
2,700,000 3.500%,  7/26/2026
c
2,575,212
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
3,000,000 4.375%,  2/2/2052 2,178,604
1,200,000 5.500%,  1/15/2030 1,182,619
1,600,000 3.625%,  1/15/2032 1,369,016
3,400,000 3.000%,  5/15/2032 2,772,907
Kenvue, Inc.
1,750,000 5.050%,  3/22/2053 1,713,689
1,600,000 5.000%,  3/22/2030
d
1,616,704
Principal
Amount Long-Term Fixed Income (98.5%) Value
Consumer Non-Cyclical (10.4%) - continued
Kraft Heinz Foods Company
$ 450,000 3.750%,  4/1/2030 $ 422,117
230,000 5.000%,  6/4/2042 215,821
1,770,000 4.375%,  6/1/2046 1,494,843
Mattel, Inc.
1,750,000 3.375%,  4/1/2026
c
1,673,658
Medtronic, Inc.
4,200,000 4.375%,  3/15/2035 4,016,110
Nestle Holdings, Inc.
4,250,000 4.950%,  3/14/2030
c
4,303,751
2,900,000 4.850%,  3/14/2033
c
2,925,675
Pfizer Investment Enterprises,
Private Ltd.
2,325,000 5.300%,  5/19/2053 2,311,594
2,000,000 5.340%,  5/19/2063 1,959,763
1,167,000 4.750%,  5/19/2033 1,149,009
Philip Morris International, Inc.
4,500,000 5.500%,  9/7/2030 4,586,182
1,850,000 5.125%,  2/13/2031 1,837,872
2,935,000 5.750%,  11/17/2032 3,030,144
3,750,000 5.250%,  2/13/2034 3,716,755
Reynolds American, Inc.
1,560,000 5.850%,  8/15/2045 1,446,973
Roche Holdings, Inc.
3,800,000 2.607%,  12/13/2051
c
2,418,502
1,550,000 4.985%,  3/8/2034
c
1,560,903
Royalty Pharma plc
2,050,000 1.750%,  9/2/2027 1,830,685
Smithfield Foods, Inc.
1,200,000 3.000%,  10/15/2030
c
993,429
Sysco Corporation
1,000,000 6.600%,  4/1/2040 1,106,140
Takeda Pharmaceutical Company,
Ltd.
2,800,000 3.175%,  7/9/2050 1,951,318
Viterra Finance BV
2,750,000 5.250%,  4/21/2032
c
2,709,216
Total 138,475,795
Energy (5.5%)
BP Capital Markets America, Inc.
4,500,000 3.001%,  3/17/2052 3,047,118
BP Capital Markets plc
1,600,000 6.450%,  12/1/2033
b,f
1,656,942
Canadian Natural Resources, Ltd.
700,000 2.950%,  7/15/2030 617,159
Cheniere Energy Partners, LP
7,310,000 4.500%,  10/1/2029 6,957,269
2,000,000 4.000%,  3/1/2031 1,817,818
1,900,000 5.950%,  6/30/2033
d
1,942,509
Cheniere Energy, Inc.
1,100,000 5.650%,  4/15/2034
c
1,107,855
Energy Transfer, LP
800,000 5.950%,  5/15/2054 798,357
1,100,000 8.000%,  5/15/2054
b,d
1,153,758
1,500,000 6.500%,  11/15/2026
b,f
1,470,213
2,900,000 4.200%,  4/15/2027 2,819,739
2,900,000 3.750%,  5/15/2030 2,672,942
1,100,000 5.550%,  5/15/2034 1,103,351
Enterprise Products Operating,
LLC
1,350,000
8.573%,  (TSFR3M +
3.248%), 8/16/2077
b
1,347,435

Income Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.5%) Value
Energy (5.5%) - continued
Halliburton Company
$ 2,800,000 4.850%,  11/15/2035 $ 2,723,169
Hess Corporation
1,600,000 4.300%,  4/1/2027 1,568,824
MPLX, LP
2,500,000 4.800%,  2/15/2029 2,469,539
National Fuel Gas Company
4,186,000 5.500%,  1/15/2026 4,179,527
Occidental Petroleum Corporation
3,500,000 6.625%,  9/1/2030 3,708,950
ONEOK, Inc.
900,000 5.650%,  11/1/2028 919,984
Ovintiv, Inc.
2,056,000 5.375%,  1/1/2026 2,047,625
1,600,000 5.650%,  5/15/2028
d
1,626,454
2,200,000 6.250%,  7/15/2033 2,287,334
Phillips 66 Company
2,750,000 4.950%,  12/1/2027 2,751,739
Pioneer Natural Resources
Company
1,800,000 2.150%,  1/15/2031 1,514,412
Plains All American Pipeline, LP/
PAA Finance Corporation
2,700,000 3.800%,  9/15/2030 2,474,047
Schlumberger Holdings
Corporation
2,250,000 3.900%,  5/17/2028
c
2,168,815
Targa Resources Corporation
2,100,000 6.125%,  3/15/2033 2,190,871
TransCanada PipeLines, Ltd.
1,750,000 4.625%,  3/1/2034 1,652,068
Western Gas Partners, LP
4,700,000 4.650%,  7/1/2026 4,611,206
Williams Companies, Inc.
1,700,000 5.300%,  8/15/2052 1,623,712
2,450,000 7.500%,  1/15/2031 2,725,912
2,000,000 4.850%,  3/1/2048 1,783,228
Total 73,539,881
Financials (35.7%)
AerCap Holdings NV
2,450,000 5.875%,  10/10/2079
b,d
2,432,439
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
1,900,000 6.500%,  7/15/2025 1,918,318
1,500,000 4.625%,  10/15/2027 1,462,344
2,800,000 3.875%,  1/23/2028 2,654,580
4,100,000 6.150%,  9/30/2030 4,255,451
2,400,000 3.400%,  10/29/2033 2,021,662
Air Lease Corporation
4,100,000 4.650%,  6/15/2026
b,f
3,871,206
1,850,000 3.625%,  4/1/2027 1,745,165
2,000,000 3.000%,  2/1/2030 1,767,855
Aircastle, Ltd.
800,000 2.850%,  1/26/2028
c
718,112
Ally Financial, Inc.
2,390,000 5.750%,  11/20/2025
d
2,372,788
1,750,000 8.000%,  11/1/2031 1,949,311
American Express Company
2,300,000 6.489%,  10/30/2031
b
2,464,500
American Homes 4 Rent, LP
1,550,000 2.375%,  7/15/2031 1,258,956
Principal
Amount Long-Term Fixed Income (98.5%) Value
Financials (35.7%) - continued
ANZ Bank New Zealand, Ltd.
$ 1,700,000 5.548%,  8/11/2032
b,c
$ 1,705,739
Aon North America, Inc.
1,600,000 5.450%,  3/1/2034 1,618,468
Ares Capital Corporation
2,850,000 3.875%,  1/15/2026 2,756,626
1,800,000 2.875%,  6/15/2027 1,653,512
2,600,000 5.875%,  3/1/2029 2,592,224
Associated Banc-Corp
2,650,000 4.250%,  1/15/2025 2,600,504
Australia & New Zealand Banking
Group, Ltd.
2,200,000 2.950%,  7/22/2030
b,c
2,113,943
Avolon Holdings Funding, Ltd.
1,800,000 5.500%,  1/15/2026
c
1,781,307
1,500,000 4.250%,  4/15/2026
c
1,447,683
4,400,000 4.375%,  5/1/2026
c
4,249,459
Banco Santander SA
3,600,000 5.294%,  8/18/2027 3,591,676
1,800,000 4.379%,  4/12/2028 1,742,146
Bank of America Corporation
3,950,000 3.705%,  4/24/2028
b
3,779,377
1,750,000 5.202%,  4/25/2029
b
1,751,656
1,800,000 4.271%,  7/23/2029
b
1,735,048
4,000,000 5.819%,  9/15/2029
b
4,101,355
1,825,000 3.974%,  2/7/2030
b
1,729,449
2,720,000 3.194%,  7/23/2030
b
2,470,209
5,200,000 1.922%,  10/24/2031
b
4,237,065
3,500,000 2.572%,  10/20/2032
b
2,903,681
1,800,000 2.972%,  2/4/2033
b
1,530,793
4,800,000 4.571%,  4/27/2033
b
4,559,605
1,600,000 5.468%,  1/23/2035
b
1,610,429
1,800,000 4.244%,  4/24/2038
b
1,619,183
Bank of New York Mellon
Corporation
2,925,000 5.802%,  10/25/2028
b
3,003,724
2,800,000 4.543%,  2/1/2029
b
2,757,109
Barclays plc
3,100,000 6.125%,  12/15/2025
b,f
2,991,905
2,800,000 5.829%,  5/9/2027
b
2,805,945
825,000 5.674%,  3/12/2028
b
827,935
1,150,000 9.625%,  12/15/2029
b,f
1,219,462
2,600,000 2.645%,  6/24/2031
b
2,194,790
Berkshire Hathaway Finance
Corporation
6,000,000 2.850%,  10/15/2050 4,049,105
950,000 4.250%,  1/15/2049 849,223
Blackstone Private Credit Fund
1,600,000 7.050%,  9/29/2025 1,623,870
Blue Owl Credit Income
Corporation
3,000,000 4.700%,  2/8/2027 2,846,000
Blue Owl Technology Finance
Corporation
1,500,000 3.750%,  6/17/2026
c
1,389,032
Blue Owl Technology Finance
Corporation II
2,100,000 6.750%,  4/4/2029
c,e
2,073,950
BNP Paribas SA
1,650,000 8.500%,  8/14/2028
b,c,f
1,724,666
2,150,000 8.000%,  8/22/2031
b,c,f
2,194,354
BPCE SA
2,690,000 5.150%,  7/21/2024
c
2,678,663
1,750,000 6.612%,  10/19/2027
b,c
1,786,904

Income Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.5%) Value
Financials (35.7%) - continued
$ 1,650,000 6.508%,  1/18/2035
b,c
$ 1,677,114
Brixmor Operating Partnership, LP
1,500,000 2.250%,  4/1/2028 1,331,958
Capital One Financial Corporation
2,190,000 4.200%,  10/29/2025 2,140,569
Centene Corporation
160,000 4.250%,  12/15/2027 152,557
480,000 4.625%,  12/15/2029 455,702
3,605,000 3.375%,  2/15/2030 3,190,179
3,000,000 2.500%,  3/1/2031 2,467,568
2,200,000 2.625%,  8/1/2031 1,805,927
Charles Schwab Corporation
2,550,000 5.375%,  6/1/2025
b,f
2,532,352
2,300,000 6.196%,  11/17/2029
b
2,390,617
3,100,000 4.000%,  12/1/2030
b,f
2,615,640
Citigroup, Inc.
1,990,000 4.450%,  9/29/2027 1,935,863
2,000,000 3.668%,  7/24/2028
b
1,900,971
3,000,000 4.075%,  4/23/2029
b
2,872,167
2,450,000 5.174%,  2/13/2030
b
2,438,568
2,750,000 2.520%,  11/3/2032
b
2,255,210
5,150,000 3.057%,  1/25/2033
b
4,378,306
Citizens Financial Group, Inc.
1,600,000 5.841%,  1/23/2030
b
1,597,703
Comerica, Inc.
2,100,000 5.625%,  7/1/2025
b,d,f
2,018,891
COPT Defense Properties, LP
2,175,000 2.250%,  3/15/2026 2,045,028
Corebridge Financial, Inc.
1,050,000 3.650%,  4/5/2027 1,002,084
1,650,000 3.850%,  4/5/2029 1,542,715
Corebridge Global Funding
1,650,000 5.900%,  9/19/2028
c
1,690,356
CoreStates Capital III
2,440,000
6.139%,  (TSFR3M +
0.832%), 2/15/2027
b,c
2,398,062
Credit Agricole SA
1,900,000 6.875%,  9/23/2024
b,c,f
1,896,706
Credit Suisse Group AG
1,950,000 7.500%,  8/11/2024
*,b,f,g
214,500
2,500,000 7.250%,  9/12/2025
b,c,f,g
275,000
2,450,000 5.250%,  7/17/2028
b,c,f,g
269,500
Deutsche Bank AG/New York, NY
2,200,000 2.311%,  11/16/2027
b
2,011,377
Discover Bank
3,490,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
b
3,471,753
Elevance Health, Inc.
1,750,000 5.125%,  2/15/2053 1,677,096
1,250,000 6.100%,  10/15/2052 1,354,142
2,000,000 4.750%,  2/15/2033 1,951,770
EPR Properties
1,976,000 4.950%,  4/15/2028 1,880,373
3,700,000 3.750%,  8/15/2029 3,267,569
Extra Space Storage, LP
2,000,000 5.500%,  7/1/2030 2,020,421
2,600,000 5.900%,  1/15/2031 2,689,962
First Horizon Bank
2,000,000 5.750%,  5/1/2030
d
1,892,405
First-Citizens Bank & Trust
Company
4,850,000 6.125%,  3/9/2028 4,981,373
Principal
Amount Long-Term Fixed Income (98.5%) Value
Financials (35.7%) - continued
FS KKR Capital Corporation
$ 4,098,000 4.250%,  2/14/2025
c
$ 4,030,717
Glitnir HoldCo ehf., Convertible
362 Zero Coupon,  12/31/2030
h,i
0
Goldman Sachs BDC, Inc.
950,000 6.375%,  3/11/2027 957,081
Goldman Sachs Group, Inc.
2,200,000 4.950%,  2/10/2025
b,d,f
2,163,646
2,350,000 3.691%,  6/5/2028
b
2,248,503
3,750,000 3.814%,  4/23/2029
b
3,554,894
4,600,000 4.223%,  5/1/2029
b
4,427,653
7,300,000 3.102%,  2/24/2033
b
6,243,294
HSBC Holdings plc
3,470,000 4.041%,  3/13/2028
b
3,345,128
Huntington Bancshares, Inc./OH
3,500,000 5.709%,  2/2/2035
b
3,489,922
ING Groep NV
2,600,000 6.083%,  9/11/2027
b
2,632,110
Intercontinental Exchange, Inc.
1,200,000 4.950%,  6/15/2052 1,128,264
1,350,000 4.350%,  6/15/2029 1,314,226
Invitation Homes Operating
Partnership, LP
1,000,000 2.300%,  11/15/2028 884,812
1,750,000 5.450%,  8/15/2030 1,755,288
1,500,000 2.000%,  8/15/2031 1,191,885
J.P. Morgan Chase & Company
1,750,000 6.070%,  10/22/2027
b
1,785,572
1,100,000 5.040%,  1/23/2028
b
1,096,207
2,700,000 6.875%,  6/1/2029
b,f
2,793,885
3,350,000 5.299%,  7/24/2029
b
3,374,887
2,300,000 6.087%,  10/23/2029
b
2,391,108
2,200,000 2.956%,  5/13/2031
b
1,923,147
1,200,000 2.580%,  4/22/2032
b
1,014,524
2,900,000 2.545%,  11/8/2032
b
2,413,109
3,300,000 4.586%,  4/26/2033
b
3,161,938
3,700,000 4.912%,  7/25/2033
b
3,622,834
2,500,000 5.717%,  9/14/2033
b
2,549,904
900,000 5.336%,  1/23/2035
b
903,517
KeyBank NA/Cleveland, OH
2,225,000 4.150%,  8/8/2025 2,162,776
KeyCorp
2,900,000 2.250%,  4/6/2027 2,610,181
1,850,000 6.401%,  3/6/2035
b
1,889,230
Kilroy Realty, LP
2,550,000 4.250%,  8/15/2029 2,340,291
900,000 6.250%,  1/15/2036 879,135
Kimco Realty OP, LLC
1,750,000 6.400%,  3/1/2034 1,873,422
Lloyds Banking Group plc
900,000 2.438%,  2/5/2026
b
874,965
910,000 4.650%,  3/24/2026 892,015
2,000,000 5.985%,  8/7/2027
b
2,018,840
2,000,000 5.462%,  1/5/2028
b
2,000,441
M&T Bank Corporation
2,200,000 3.500%,  9/1/2026
b,f
1,687,424
Macquarie Airfinance Holdings,
Ltd.
375,000 6.500%,  3/26/2031
c
381,687
Massachusetts Mutual Life
Insurance Company
4,600,000 3.200%,  12/1/2061
c
2,866,393

Income Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.5%) Value
Financials (35.7%) - continued
Metropolitan Life Global Funding I
$ 4,450,000 4.300%,  8/25/2029
c
$ 4,285,756
Mitsubishi UFJ Financial Group,
Inc.
1,165,000 5.541%,  4/17/2026
b
1,164,741
1,700,000 8.200%,  1/15/2029
b,d,f
1,834,307
2,750,000 5.133%,  7/20/2033
b
2,754,382
Mizuho Financial Group, Inc.
2,100,000 1.979%,  9/8/2031
b
1,724,384
Morgan Stanley
1,860,000
8.751%,  (TSFR3M +
3.422%), 12/15/2025
b,f
1,918,173
2,510,000 4.350%,  9/8/2026 2,455,820
1,500,000 5.123%,  2/1/2029
b
1,496,343
1,300,000 5.449%,  7/20/2029
b
1,311,400
3,350,000 3.622%,  4/1/2031
b
3,072,364
2,350,000 1.794%,  2/13/2032
b
1,878,547
3,000,000 2.943%,  1/21/2033
b
2,549,771
1,050,000 4.889%,  7/20/2033
b
1,018,375
3,600,000 6.342%,  10/18/2033
b
3,851,799
1,400,000 6.627%,  11/1/2034
b
1,531,749
1,600,000 5.466%,  1/18/2035
b
1,614,302
2,100,000 5.297%,  4/20/2037
b
2,014,738
Morgan Stanley Bank NA
2,100,000 4.952%,  1/14/2028
b
2,091,350
Nationwide Building Society
2,800,000 6.557%,  10/18/2027
b,c
2,872,582
Nationwide Mutual Insurance
Company
2,725,000 4.350%,  4/30/2050
c
2,158,306
NatWest Group plc
1,000,000 3.754%,  11/1/2029
b
983,019
3,600,000 3.032%,  11/28/2035
b
3,012,032
New York Life Global Funding
3,150,000 4.550%,  1/28/2033
c
3,038,713
NNN REIT, Inc.
1,100,000 5.600%,  10/15/2033 1,113,732
Nomura Holdings, Inc.
3,500,000 5.709%,  1/9/2026 3,508,952
Omega Healthcare Investors, Inc.
2,333,000 4.750%,  1/15/2028 2,252,367
1,625,000 3.625%,  10/1/2029 1,450,497
PNC Financial Services Group,
Inc.
2,300,000 6.615%,  10/20/2027
b
2,367,986
3,500,000 6.250%,  3/15/2030
b,f
3,392,103
4,000,000 5.068%,  1/24/2034
b
3,874,809
4,250,000 6.875%,  10/20/2034
b
4,653,876
Prologis, LP
1,750,000 1.750%,  2/1/2031 1,433,709
Prudential Financial, Inc.
1,750,000 6.500%,  3/15/2054
b
1,774,194
2,250,000 3.700%,  10/1/2050
b
1,966,711
Public Storage Operating
Company
1,750,000 5.125%,  1/15/2029
d
1,778,414
Realty Income Corporation
1,900,000 2.100%,  3/15/2028 1,699,897
3,250,000 3.400%,  1/15/2030 2,959,361
1,850,000 3.200%,  2/15/2031 1,639,724
Regency Centers, LP
1,560,000 3.600%,  2/1/2027 1,501,330
2,250,000 3.700%,  6/15/2030 2,074,840
1,250,000 5.250%,  1/15/2034 1,245,241
Principal
Amount Long-Term Fixed Income (98.5%) Value
Financials (35.7%) - continued
RGA Global Funding
$ 4,500,000 6.000%,  11/21/2028
c,d
$ 4,640,683
1,100,000 5.500%,  1/11/2031
c
1,103,024
Royal Bank of Canada
2,100,000 4.875%,  1/19/2027 2,095,407
Simon Property Group, LP
2,850,000 6.650%,  1/15/2054 3,260,831
Societe Generale SA
2,850,000 10.000%,  11/14/2028
b,c,f
3,023,460
State Street Corporation
1,350,000 6.700%,  3/15/2029
b,f
1,369,875
Sumitomo Mitsui Financial Group,
Inc.
4,100,000 5.808%,  9/14/2033 4,298,089
Synchrony Financial
450,000 4.250%,  8/15/2024 447,098
Truist Financial Corporation
1,400,000 6.047%,  6/8/2027
b
1,418,896
1,762,000 5.125%,  12/15/2027
b,f
1,591,404
1,350,000 5.435%,  1/24/2030
b
1,348,425
U.S. Bancorp
2,650,000 5.727%,  10/21/2026
b
2,664,333
2,850,000 5.775%,  6/12/2029
b
2,899,737
1,100,000 5.384%,  1/23/2030
b
1,104,859
1,000,000 5.678%,  1/23/2035
b
1,009,729
UBS Group AG
2,850,000 4.875%,  2/12/2027
b,c,f
2,616,919
6,100,000 3.869%,  1/12/2029
b,c
5,768,361
250,000 3.091%,  5/14/2032
b,c
212,642
8,550,000 6.537%,  8/12/2033
b,c
9,014,181
1,650,000 9.250%,  11/13/2033
b,c,f
1,862,086
UnitedHealth Group, Inc.
1,700,000 5.875%,  2/15/2053 1,839,237
3,600,000 4.950%,  5/15/2062 3,361,799
1,240,000 4.750%,  7/15/2045 1,162,568
1,975,000 4.450%,  12/15/2048 1,757,848
Wells Fargo & Company
3,200,000 3.526%,  3/24/2028
b
3,045,726
3,500,000 7.625%,  9/15/2028
b,f
3,740,478
2,000,000 6.303%,  10/23/2029
b
2,083,080
2,850,000 5.198%,  1/23/2030
b
2,843,992
3,250,000 4.478%,  4/4/2031
b
3,111,929
3,300,000 4.897%,  7/25/2033
b
3,180,069
2,600,000 6.491%,  10/23/2034
b
2,788,692
Westpac Banking Corporation
1,900,000 2.894%,  2/4/2030
b
1,848,316
3,150,000 2.963%,  11/16/2040 2,223,186
Willis North America, Inc.
2,600,000 4.650%,  6/15/2027 2,558,105
Total 473,971,130
Foreign Government (0.4%)
Dominican Republic Government
International Bond
950,000 6.000%,  7/19/2028
c
943,271
4,050,000 6.000%,  2/22/2033
c
3,930,459
Total 4,873,730

Income Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.5%) Value
Mortgage-Backed Securities (1.7%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
$ 21,918,835 5.500%,  7/1/2053 $ 21,967,941
Total 21,967,941
Technology (5.2%)
Apple, Inc.
1,900,000 2.700%,  8/5/2051 1,257,473
2,250,000 3.950%,  8/8/2052 1,896,347
1,420,000 3.750%,  9/12/2047 1,170,702
Broadcom, Inc.
2,332,000 3.469%,  4/15/2034
c
1,998,312
3,600,000 3.137%,  11/15/2035
c
2,908,445
4,550,000 3.187%,  11/15/2036
c
3,621,125
2,700,000 4.926%,  5/15/2037
c
2,562,479
Cisco Systems, Inc.
1,350,000 4.950%,  2/26/2031 1,361,915
1,600,000 5.050%,  2/26/2034 1,621,542
Dell International, LLC/EMC
Corporation
800,000 6.100%,  7/15/2027 823,730
464,000 8.350%,  7/15/2046 600,174
Equinix, Inc.
2,700,000 2.000%,  5/15/2028 2,371,736
Fiserv, Inc.
2,500,000 2.650%,  6/1/2030 2,176,680
3,500,000 5.600%,  3/2/2033 3,568,311
Global Payments, Inc.
1,100,000 5.300%,  8/15/2029 1,094,754
1,700,000 5.400%,  8/15/2032 1,685,985
Intel Corporation
1,650,000 4.875%,  2/10/2028 1,654,072
Marvell Technology, Inc.
1,400,000 4.875%,  6/22/2028 1,381,497
2,100,000 2.950%,  4/15/2031 1,814,226
Mastercard, Inc.
1,750,000 4.850%,  3/9/2033 1,762,882
Microchip Technology, Inc.
1,100,000 5.050%,  3/15/2029 1,100,166
Microsoft Corporation
2,000,000 2.500%,  9/15/2050
c
1,291,946
NXP BV/NXP Funding, LLC
1,800,000 5.550%,  12/1/2028 1,827,596
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
1,400,000 3.150%,  5/1/2027 1,323,143
1,150,000 4.300%,  6/18/2029 1,108,128
2,650,000 3.250%,  5/11/2041 1,968,034
Oracle Corporation
3,300,000 5.550%,  2/6/2053 3,228,172
3,600,000 3.950%,  3/25/2051 2,742,970
4,200,000 6.150%,  11/9/2029 4,426,529
3,300,000 6.250%,  11/9/2032 3,530,808
2,700,000 4.300%,  7/8/2034 2,490,135
2,650,000 4.000%,  7/15/2046 2,087,587
Texas Instruments, Inc.
2,900,000 5.000%,  3/14/2053 2,845,259
VMware, LLC
2,600,000 2.200%,  8/15/2031 2,115,842
Total 69,418,702
Principal
Amount Long-Term Fixed Income (98.5%) Value
Transportation (2.2%)
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
$ 1,665,000 5.500%,  4/20/2026
c
$ 1,653,661
2,100,000 5.750%,  4/20/2029
c
2,064,206
Burlington Northern Santa Fe, LLC
2,000,000 4.700%,  9/1/2045 1,850,331
2,200,000 4.050%,  6/15/2048 1,832,540
Canadian Pacific Railway
Company
1,900,000 4.700%,  5/1/2048 1,695,456
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
4,100,000 4.750%,  10/20/2028
c
4,010,034
ERAC USA Finance, LLC
3,030,000 4.200%,  11/1/2046
c
2,551,903
FedEx Corporation
2,500,000 3.250%,  5/15/2041 1,871,799
Mileage Plus Holdings, LLC
2,925,000 6.500%,  6/20/2027
c
2,941,134
Norfolk Southern Corporation
5,250,000 4.450%,  3/1/2033 5,036,506
Southwest Airlines Company
2,125,000 2.625%,  2/10/2030 1,848,096
United Airlines Pass Through Trust
836,615 3.750%,  9/3/2026 810,400
United Airlines, Inc.
350,000 4.375%,  4/15/2026
c
338,358
300,000 4.625%,  4/15/2029
c
279,000
Total 28,783,424
U.S. Government & Agencies (7.0%)
U.S. Treasury Bonds
2,700,000 4.250%,  2/15/2054 2,655,281
13,800,000 3.625%,  5/15/2053 12,124,594
10,000,000 4.750%,  11/15/2053 10,675,000
1,850,000 4.000%,  11/15/2042 1,742,613
11,000,000 3.875%,  2/15/2043 10,168,555
5,500,000 4.375%,  8/15/2043 5,434,688
U.S. Treasury Notes
2,700,000 4.375%,  11/30/2028 2,714,238
11,300,000 3.750%,  12/31/2028 11,058,992
15,750,000 4.000%,  1/31/2029 15,587,578
5,400,000 4.375%,  11/30/2030 5,444,930
6,400,000 3.750%,  12/31/2030 6,222,750
9,230,000 3.500%,  2/15/2033 8,741,459
Total 92,570,678
Utilities (8.2%)
AEP Transmission Company, LLC
1,500,000 5.400%,  3/15/2053 1,493,151
American Electric Power
Company, Inc.
3,200,000 3.875%,  2/15/2062
b
2,875,660
1,750,000 5.625%,  3/1/2033 1,776,691
American Water Capital
Corporation
1,700,000 3.450%,  5/1/2050 1,252,854
Arizona Public Service Company
2,550,000 5.550%,  8/1/2033 2,578,688
Berkshire Hathaway Energy
Company
1,825,000 4.450%,  1/15/2049 1,539,706

Income Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.5%) Value
Utilities (8.2%) - continued
CenterPoint Energy Resources
Corporation
$ 2,300,000 1.750%,  10/1/2030 $ 1,888,778
CenterPoint Energy, Inc.
2,250,000 2.950%,  3/1/2030 2,011,326
2,150,000 2.650%,  6/1/2031 1,821,012
Consolidated Edison Company of
New York, Inc.
2,376,000 3.850%,  6/15/2046 1,893,755
2,750,000 4.125%,  5/15/2049 2,247,009
Constellation Energy Generation,
LLC
2,600,000 5.800%,  3/1/2033 2,679,972
Consumers Energy Company
1,350,000 4.600%,  5/30/2029 1,334,298
Dominion Energy, Inc.
1,750,000 4.650%,  12/15/2024
b,f
1,712,942
2,650,000 4.350%,  1/15/2027
b,f
2,480,841
DTE Energy Company
2,150,000 5.100%,  3/1/2029 2,141,330
Duke Energy Corporation
4,300,000 3.250%,  1/15/2082
b
3,821,134
2,250,000 3.500%,  6/15/2051 1,579,595
4,000,000 5.000%,  8/15/2052 3,620,671
2,200,000 3.750%,  9/1/2046 1,661,025
Edison International
5,100,000 5.750%,  6/15/2027 5,167,215
Enel Finance America, LLC
2,250,000 2.875%,  7/12/2041
c
1,527,891
Eversource Energy
1,900,000 5.450%,  3/1/2028 1,923,457
Exelon Corporation
1,800,000 4.100%,  3/15/2052 1,431,905
FirstEnergy Corporation
3,480,000 4.150%,  7/15/2027 3,337,635
2,800,000 5.100%,  7/15/2047 2,458,004
FirstEnergy Transmission, LLC
3,300,000 2.866%,  9/15/2028
c
3,008,073
2,150,000 5.450%,  7/15/2044
c
2,049,255
Georgia Power Company
3,000,000 3.250%,  3/15/2051 2,105,495
800,000 5.250%,  3/15/2034 808,078
Indiana Michigan Power Company
1,000,000 5.625%,  4/1/2053 1,010,193
National Rural Utilities Cooperative
Finance Corporation
1,600,000 4.400%,  11/1/2048 1,365,871
Nevada Power Company
825,000 6.000%,  3/15/2054 870,556
NextEra Energy Capital Holdings,
Inc.
2,400,000 5.749%,  9/1/2025 2,410,298
NiSource Finance Corporation
1,170,000 4.375%,  5/15/2047 980,299
NiSource, Inc.
1,950,000 3.600%,  5/1/2030 1,796,039
NRG Energy, Inc.
1,700,000 4.450%,  6/15/2029
c
1,607,049
Oncor Electric Delivery Company,
LLC
1,740,000 3.750%,  4/1/2045 1,386,292
Pacific Gas and Electric Company
1,900,000 3.300%,  12/1/2027 1,765,544
Principal
Amount Long-Term Fixed Income (98.5%) Value
Utilities (8.2%) - continued
$ 4,300,000 4.550%,  7/1/2030 $ 4,087,244
1,850,000 5.800%,  5/15/2034 1,867,129
PPL Electric Utilities Corporation
1,350,000 4.850%,  2/15/2034 1,327,512
Public Service Company of
Colorado
1,800,000 4.500%,  6/1/2052 1,512,419
Public Service Enterprise Group,
Inc.
3,750,000 5.200%,  4/1/2029 3,752,883
San Diego Gas & Electric
Company
2,200,000 4.150%,  5/15/2048 1,838,556
Sempra
2,700,000 3.250%,  6/15/2027 2,544,762
Southern Company
2,500,000 5.700%,  10/15/2032 2,577,100
1,700,000 4.000%,  1/15/2051
b
1,634,316
2,150,000 3.750%,  9/15/2051
b
2,009,822
Virginia Electric and Power
Company
2,200,000 5.000%,  1/15/2034 2,160,097
Vistra Operations Company, LLC
1,800,000 4.875%,  5/13/2024
c
1,796,593
1,800,000 5.125%,  5/13/2025
c
1,784,079
Total 108,312,099
Total Long-Term Fixed Income
(cost $1,385,166,501) 1,307,189,259
Shares
Collateral Held for Securities
Loaned ( 1.6% ) Value
21,356,520 Thrivent Cash Management Trust 21,356,520
Total Collateral Held for
Securities Loaned
(cost $21,356,520) 21,356,520
Shares Common Stock ( <0.1% ) Value
Communications Services (<0.1%)
426 Windstream Services, LLC
j
4,047
Total 4,047
Financials (<0.1%)
2,247 Glitnir HoldCo ehf.
i,j
0
Total 0
Total Common Stock
(cost $5,112) 4,047
Shares or
Principal
Amount Short-Term Investments ( 1.1% ) Value
Federal Home Loan Bank Discount
Notes
400,000 5.210%, 4/10/2024
k,l
399,252
700,000 5.214%, 4/17/2024
k,l
697,985
Thrivent Core Short-Term Reserve
Fund
1,219,703 5.590% 12,197,025

Income Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments (1.1%) Value
U.S. Treasury Bills
1,700,000 5.240%, 6/6/2024
k
$ 1,683,739
Total Short-Term Investments
(cost $14,977,332) 14,978,001
Total Investments (cost
$1,421,505,465) 101.2% $1,343,527,827
Other Assets and Liabilities, Net
(1.2%) (15,768,494)
Total Net Assets 100.0% $1,327,759,333
a All or a portion of the security is insured or guaranteed.
b Denotes variable rate securities. The rate shown is as of
March 28, 2024. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of March 28, 2024, the value of these investments was $215,890,169 or 16.3%
of total net assets.
d All or a portion of the security is on loan.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
g Defaulted security.  Interest is not being accrued.
h Principal amount is displayed in Euros.
i Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
j Non-income producing security.
k The interest rate shown reflects the yield.
l All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Income
Portfolio as of March 28, 2024 was $214,500 or 0.02% of
total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of March 28, 2024.
Security
Acquisition
Date Cost
Credit Suisse Group AG,
12/29/2049 7/9/2018 $ 1,950,000
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Income Portfolio as of
March 28, 2024:
Securities Lending Transactions
Long-Term Fixed Income $ 20,594,069
Total lending $20,594,069
Gross amount payable upon return of
collateral for securities loaned $21,356,520
Net amounts due to counterparty $762,451
Definitions:
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
Reference Rate Index:
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year

Income Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 28, 2024, in valuing Income Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 189,757 – 189,757 –
Basic Materials 31,160,678 – 31,160,678 –
Capital Goods 66,774,029 – 66,774,029 –
Collateralized Mortgage Obligations 45,014 – 45,014 –
Communications Services 98,554,055 – 98,554,055 –
Consumer Cyclical 98,552,346 – 98,552,346 –
Consumer Non-Cyclical 138,475,795 – 138,475,795 –
Energy 73,539,881 – 73,539,881 –
Financials^ 473,971,130 – 473,971,130 –
Foreign Government 4,873,730 – 4,873,730 –
Mortgage-Backed Securities 21,967,941 – 21,967,941 –
Technology 69,418,702 – 69,418,702 –
Transportation 28,783,424 – 28,783,424 –
U.S. Government & Agencies 92,570,678 – 92,570,678 –
Utilities 108,312,099 – 108,312,099 –
Common Stock
Communications Services 4,047 – 4,047 –
Financials^ 0 – – 0
Short-Term Investments 2,780,976 – 2,780,976 –
Subtotal Investments in Securities $1,309,974,282 $– $1,309,974,282 $0
Other Investments  * Total
Affiliated Short-Term Investments 12,197,025
Collateral Held for Securities Loaned 21,356,520
Subtotal Other Investments $33,553,545
Total Investments at Value $1,343,527,827
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
^Level 3 security in this section is fair valued at <$1.
The following table is a summary of the inputs used, as of March 28, 2024, in valuing Income Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 190,091 190,091 – –
Total Asset Derivatives $190,091 $190,091 $– $–
The following table presents Income Portfolio's futures contracts held as of March 28, 2024. Investments and/or cash totaling $1,097,237 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT U.S. Long Bond 54 June 2024 $ 6,430,685 $ 72,940
Ultra 10-Yr. U.S. Treasury Note 225 June 2024 25,669,960 117,151
Total Futures Long Contracts $ 32,100,645 $ 190,091
Total Futures Contracts $ 32,100,645 $190,091

Income Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Income Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
3/28/2024
Shares Held at
3/28/2024
% of Net
Assets
3/28/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.590% $32,285 $105,859 $125,947 $12,197 1,220 0.9%
Total Affiliated Short-Term Investments 32,285 12,197 0.9
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 26,192 27,530 32,365 21,357 21,357 1.6
Total Collateral Held for Securities Loaned 26,192 21,357 1.6
Total Value $58,477 $33,554
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 3/28/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.590% $– $– $ – $259
Total Income/Non Cash Income from Affiliated
Investments $259
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 50
Total Affiliated Income from Securities Loaned, Net $50
Total Value $– $– $ –

International Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 94.1% ) Value
Australia (6.1%)
25,195 ALS, Ltd. $ 215,423
41,452 AMP, Ltd. 31,621
39,463 Ampol, Ltd. 1,023,678
18,081 Ansell, Ltd. 289,562
1,503 ARB Corporation, Ltd. 40,488
61,416 Arena REIT 158,858
412,000 Aristocrat Leisure, Ltd. 11,536,354
230,935 Aurizon Holdings, Ltd. 602,151
136,049 Australia and New Zealand
Banking Group, Ltd. 2,607,524
378,152 BHP Group, Ltd. 10,933,840
592,089 BlueScope Steel, Ltd. 9,208,803
102,527 Brambles, Ltd. 1,079,002
20,019 Brickworks, Ltd. 371,547
43,948 CAR Group, Ltd. 1,033,033
33,458 Charter Hall Retail REIT 80,883
51,798 Collins Foods, Ltd. 342,302
89,900 Commonwealth Bank of Australia 7,051,690
35,396 Computershare, Ltd. 602,895
80,482 CSL, Ltd. 15,100,601
20,687 Data#3, Ltd. 111,616
170,244 Deterra Royalties, Ltd. 547,026
147,629 GrainCorp, Ltd. 792,577
114,388 Growthpoint Properties Australia,
Ltd. 189,298
6,827 Hansen Technologies, Ltd. 21,673
18,011 Helia Group, Ltd. 45,890
4,206 HUB24, Ltd. 116,173
27,673 Iluka Resources, Ltd. 130,066
123,566 Incitec Pivot, Ltd. 232,718
89,917 Independence Group NL 414,288
79,502 Inghams Group, Ltd. 185,991
47,069 IRESS, Ltd.
a
254,282
62,899 JB Hi-Fi, Ltd. 2,633,105
1,254,014 Lottery Corporation, Ltd. 4,205,456
149,683 National Australia Bank, Ltd. 3,389,127
15,191 Nick Scali, Ltd. 152,405
42,383 NRW Holdings, Ltd. 80,863
72,871 Origin Energy, Ltd. 437,132
232,706 Perseus Mining, Ltd. 326,319
38,575 Premier Investments, Ltd. 824,653
46,944 Qantas Airways, Ltd.
a
166,657
62,542 Reliance Worldwide Corporation,
Ltd. 234,678
32,884 Rio Tinto, Ltd. 2,609,843
7,657 Seven Group Holdings, Ltd. 203,474
46,131 Super Retail Group, Ltd. 484,087
204,651 Tabcorp Holdings, Ltd. 100,703
35,734 Technology One, Ltd. 394,968
205,353 Ventia Services Group Pty, Ltd. 515,336
118,320 Waypoint REIT, Ltd. 196,555
33,122 Wesfarmers, Ltd. 1,476,405
162,398 Westpac Banking Corporation 2,762,085
37,928 Whitehaven Coal, Ltd. 175,400
Total 86,721,104
Austria (0.1%)
108,866 AMS AG
a
126,109
9,411 BAWAG Group AG
b
595,638
3,472 Erste Group Bank AG 154,739
Total 876,486
Belgium (0.5%)
7,691 Bekaert SA 394,364
37,158 Groupe Bruxelles Lambert SA 2,809,085
Shares Common Stock (94.1%) Value
Belgium (0.5%) - continued
1,706 Melexis NV $ 138,154
34,641 Syensqo SA 3,282,437
801 Titan Cement International SA 22,943
5,397 UCB SA 666,245
Total 7,313,228
Bermuda (0.2%)
90,000 Cafe de Coral Holdings, Ltd. 92,203
13,100 Hongkong Land Holdings, Ltd. 40,223
63,000 Jardine Matheson Holdings, Ltd. 2,350,001
10,804 Odfjell Drilling, Ltd. 48,664
269 Stolt-Nielsen, Ltd. 9,911
60,000 Theme International Holdings, Ltd.
a
4,753
Total 2,545,755
Brazil (0.5%)
40,700 Atacadao SA 109,390
39,600 B3 SA - Brasil Bolsa Balcao 94,748
8,300 Banco ABC Brasil SA 40,313
35,851 Banco Bradesco SA ADR 102,534
49,400 Banco do Brasil SA 558,279
42,952 Centrais Eletricas Brasileiras SA
ADR 358,649
1,618 Companhia Paranaense de Energia
ADR 12,491
1,612 Companhia Paranaense de Energia
ADR
a
10,849
61,502 Companhia Siderurgica Nacional
SA ADR 192,501
58,700 CPFL Energia SA 408,000
43,070 Gerdau SA ADR 190,370
98,700 Iochpe-Maxion SA 282,990
136,778 Itau Unibanco Holding SA ADR 947,872
128,895 Itausa SA 269,591
23,045 Jalles Machado SA 36,254
45,100 JBS S/A 192,615
3,827 Localiza Rent a Car SA 41,952
108,378 Petroleo Brasileiro SA 810,339
24,701 Petroleo Brasileiro SA ADR 375,702
55,300 Randon SA Implementos e
Participacoes 141,685
60,300 Telefonica Brasil SA 607,280
164,000 TIM SA/Brazil 581,720
129,600 Usinas Siderurgicas de Minas
Gerais SA Usiminas 259,179
79,528 Vale SA ADR 969,446
34,600 Vibra Energia SA 172,469
Total 7,767,218
Canada (8.1%)
15,367 Agnico Eagle Mines, Ltd. 916,314
299,021 Alimentation Couche-Tard, Inc. 17,066,416
51,621 ATCO, Ltd. 1,437,103
34,258 Bank of Montreal 3,344,742
55,337 Bank of Nova Scotia 2,862,548
49,606 Barrick Gold Corporation 825,088
701 Boyd Group Services, Inc. 148,216
9,444 Canadian Apartment Properties
REIT 324,131
38,053 Canadian Imperial Bank of
Commerce 1,929,127
142,982 Canadian National Railway
Company 18,828,171
179,624 Canadian Utilities, Ltd. 4,090,953
12,221 Canadian Western Bank 254,426

International Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (94.1%) Value
Canada (8.1%) - continued
57,932 Capital Power Corporation $ 1,634,182
9,464 CGI, Inc.
a
1,044,111
6,110 Cogeco Communications, Inc. 271,004
2,363 Constellation Software, Inc./Canada 6,454,616
8,707 Descartes Systems Group, Inc.
a
796,425
20,677 Dollarama, Inc. 1,575,180
1,589 FirstService Corporation 263,064
62,004 Fortis, Inc. 2,449,857
3,891 Franco-Nevada Corporation 463,652
3,527 George Weston, Ltd. 476,524
96,967 Hydro One, Ltd. 2,827,652
19,409 Intact Financial Corporation 3,152,897
27,408 Laurentian Bank of Canada 566,957
38,112 Loblaw Companies, Ltd. 4,223,256
179,656 Manulife Financial Corporation 4,486,924
96,849 Metro, Inc./CN 5,199,409
11,648 National Bank of Canada 980,821
91,677 Royal Bank of Canada 9,246,548
31,281 Russel Metals, Inc. 1,040,814
16,421 Shopify, Inc.
a
1,267,208
7,232 Teck Resources, Ltd. 331,081
18,150 Thomson Reuters Corporation 2,824,569
8,622 TMX Group, Ltd. 227,429
38,892 Toromont Industries, Ltd. 3,742,625
120,720 Toronto-Dominion Bank 7,285,711
116,485 TransAlta Corporation 747,300
10,256 Wheaton Precious Metals
Corporation 483,365
Total 116,090,416
Cayman Islands (1.1%)
226,000 Alibaba Group Holding, Ltd. 2,043,681
32,900 ASMPT, Ltd. 413,864
355 Baidu.com, Inc. ADR
a
37,374
209,000 China Feihe, Ltd.
b
98,352
324,000 China Mengniu Dairy Company,
Ltd. 697,356
214,000 China Resources Building Materials
Technology Holdings, Ltd. 32,585
204,500 China Resources Land, Ltd. 648,763
154,000 Consun Pharmaceutical Group,
Ltd. 110,184
281,000 Geely Automobile Holdings, Ltd. 332,559
6,416 Hello Group, Inc. ADR 39,843
27,883 JD.com, Inc. 382,468
20,580 JOYY, Inc. ADR 632,835
12,000 Kingboard Holdings, Ltd. 24,500
13,000 Li Auto, Inc
a
197,399
231,500 Li Ning Company, Ltd. 617,575
28,000 Longfor Group Holdings, Ltd.
b
39,715
63,352 Meituan
a,b
782,023
17,000 NetDragon Websoft Holdings, Ltd. 23,822
1,456 NetEase, Inc. ADR 150,652
12,536 PDD Holdings, Inc. ADR
a
1,457,310
126,000 Seazen Group, Ltd.
a
16,939
1,130,500 Shui On Land, Ltd. 96,846
196,000 Sino Biopharmaceutical, Ltd. 75,788
80,400 Sunny Optical Technology (Group)
Company, Ltd. 411,753
40,972 TAL Education Group ADR
a
465,032
126,124 Tencent Holdings, Ltd. 4,912,523
124,000 VSTECS Holdings, Ltd. 66,440
608,500 WH Group, Ltd.
b
401,659
276,800 Xiaomi Corporation
a,b
543,436
Shares Common Stock (94.1%) Value
Cayman Islands (1.1%) - continued
166,000 Zhongsheng Group Holdings, Ltd. $ 288,337
Total 16,041,613
Chile (<0.1%)
1,247 Banco de Chile ADR 27,771
3,131 Banco de Credito e Inversiones SA 89,510
73,456 Cencosud SA 127,453
880,936 Colbun SA 114,144
34,212 Embotelladora Andina SA 86,671
37,897 Empresas CMPC SA 77,011
61,241 S.A.C.I. Falabella
a
160,744
Total 683,304
China (1.0%)
2,816,700 Agricultural Bank of China, Ltd. 1,625,929
642,400 Aluminum Corporation of China,
Ltd., Class A 632,660
1,078,000 Aluminum Corporation of China,
Ltd., Class H 686,427
59,500 Anhui Conch Cement Company,
Ltd., Class H 123,383
553,700 Bank of China, Ltd., Class A 335,707
736,700 Bank of Communications
Company, Ltd. 637,359
848,900 Baoshan Iron & Steel Company,
Ltd. 760,537
1,567,200 BOE Technology Group Company,
Ltd. 874,267
1,278,000 CGN Power Company, Ltd.
b
379,155
103,200 China Construction Bank
Corporation, Class A 97,549
111,000 China Construction Bank
Corporation, Class H 66,985
2,400 China Merchants Shekou Industrial
Zone Holdings Company, Ltd. 3,209
726,000 China National Building Material
Company, Ltd. 249,888
391,000 China Railway Group, Ltd. 193,539
2,000 China Tourism Group Duty Free
Corporation, Ltd.
b
19,965
140,300 China United Network
Communications, Ltd. 89,578
681,000 CMOC Group, Ltd. 579,956
953,000 CRRC Corporation, Ltd. 514,419
181,900 Foxconn Industrial Internet
Company, Ltd. 590,999
24,800 Fuyao Glass Industry Group
Company, Ltd., Class H
b
124,949
217,000 Great Wall Motor Company, Ltd.,
Class H 241,742
94,700 Gree Electric Appliances, Inc. of
Zhuhai 513,836
1,116,100 Greenland Holdings Corporation,
Ltd.
a
299,785
55,300 Guotai Junan Securities Company,
Ltd. 109,101
43,200 Huatai Securities Company, Ltd.
b
49,433
371,300 Huaxia Bank Company, Ltd. 332,530
7,500 Jiangsu Hengrui Medicine
Company, Ltd. 48,003
365,000 Jiangxi Copper Company, Ltd.,
Class H 623,408
86,300 Livzon Pharmaceutical Group, Inc. 448,523
830,000 People's Insurance Company
(Group) of China, Ltd. 265,344

International Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (94.1%) Value
China (1.0%) - continued
193,900 PetroChina Company, Ltd., Class A $ 248,585
520,000 PetroChina Company, Ltd., Class H 445,964
147,778 Ping An Insurance (Group)
Company of China, Ltd., Class H 627,418
167,200 Poly Developments and Holdings
Group Company, Ltd. 216,502
6,800 Seazen Holdings Company, Ltd.
a
9,237
483,400 Shenwan Hongyuan Group
Company, Ltd. 295,724
419,200 Shenzhen Overseas Chinese Town
Company, Ltd.
a
159,033
18,000 Shenzhou International Group
Holdings, Ltd. 170,882
145,000 Tong Ren Tang Technologies
Company, Ltd. 90,318
18,000 Tsingtao Brewery Company, Ltd. 123,879
111,400 Wanda Film Holding Company,
Ltd.
a
234,841
45,400 WuXi AppTec Company, Ltd., Class
H
b
215,703
118,000 ZTE Corporation 235,553
Total 14,591,804
Colombia (<0.1%)
2,269 Bancolombia SA 20,123
1,734 Bancolombia SA ADR 59,338
Total 79,461
Cyprus (<0.1%)
18,642 Ros Agro plc GDR
a,c
0
Total 0
Czech Republic (<0.1%)
11,577 Komercni Banka AS 414,642
75 Philip Morris CR 50,588
Total 465,230
Denmark (2.6%)
22,865 ALK-Abello AS
a
412,407
62,229 Carlsberg AS 8,521,962
3,073 ChemoMetec AS 189,283
1,731 Dampskibsselskabet Norden AS 70,746
3,677 DFDS AS 106,890
5,060 DSV AS 822,527
4,875 H Lundbeck A/S 20,240
2,865 Jyske Bank AS 242,681
142,085 Novo Nordisk AS 18,225,728
44,892 Pandora AS 7,245,840
557 Per Aarsleff Holding A/S 27,794
267 Ringkjoebing Landbobank AS 46,814
13,797 Scandinavian Tobacco Group AS
b
247,050
11,263 Sydbank AS 583,897
Total 36,763,859
Finland (0.3%)
6,310 Cargotec Oyj
a
439,962
145,221 Fortum Oyj
d
1,792,929
6,557 Huhtamaki Oyj 274,685
9,898 Kemira Oyj 187,112
31,668 Kesko Oyj 592,004
34,245 Kojamo Oyj
a
405,836
2,436 Konecranes Oyj 126,444
4,595 Puuilo Oyj 49,128
Shares Common Stock (94.1%) Value
Finland (0.3%) - continued
24,758 Tokmanni Group Corporation $ 405,453
Total 4,273,553
France (6.2%)
25,280 Air Liquide SA 5,259,488
1,508 Arkema SA 158,762
363,241 CGG SA
a
157,403
127,687 Compagnie de Saint-Gobain SA 9,910,302
18,448 Compagnie Generale des
Etablissements Michelin SCA 706,992
98,122 Danone SA 6,343,102
190,569 Dassault Systemes SE 8,435,977
89,877 Eiffage SA 10,200,372
22,980 Eutelsat Communications SACA
a
100,143
20,280 Ipsos SA 1,429,736
8,211 Kering SA 3,252,252
3,372 La Francaise des Jeux SAEM
b
137,435
109,314 Legrand SA 11,583,456
10,393 LVMH Moet Hennessy Louis Vuitton
SE 9,351,617
10,788 Publicis Groupe SA 1,176,117
8,875 Rubis SCA 313,343
8,880 Schneider Electric SE 2,007,565
151,428 Societe Generale SA 4,057,226
3,709 Sopra Steria Group 898,854
21,231 TotalEnergies SE 1,460,472
8,533 Valeo SE 106,682
2,803 Verallia SA
b
108,978
83,838 Vinci SA 10,758,852
3,853 Wendel SA 393,239
4,684 Worldline SA
a,b
57,949
Total 88,366,314
Germany (4.9%)
5,815 Aixtron SE 153,534
18,440 Allianz SE 5,526,805
16,172 BASF SE 924,134
37,393 Bayerische Motoren Werke AG 4,314,375
37,264 Brenntag AG 3,140,659
577 Carl Zeiss Meditec AG 72,025
4,057 Dermapharm Holding SE 142,912
25,361 Deutsche Boerse AG 5,193,694
103,112 Deutsche Post AG 4,443,872
19,447 Deutz AG 123,410
173 Elmos Semiconductor SE 13,790
361 Fresenius Medical Care AG 13,872
29,872 Fresenius SE & Company KGaA 805,555
6,255 Gerresheimer AG 704,141
30,201 Heidelberg Materials AG 3,324,578
12,273 HelloFresh SE
a
87,541
1,645 Hugo Boss AG 96,954
140,334 Infineon Technologies AG 4,772,149
2,608 Jenoptik AG 81,014
10,576 Klockner & Company SE 77,022
9,432 LANXESS AG 252,454
22,790 LEG Immobilien AG
a
1,957,461
14,064 Merck KGaA 2,479,990
3,476 Muenchener Rueckversicherungs-
Gesellschaft AG 1,696,783
7,149 Nemetschek SE 707,632
10,567 SAF-Holland SE 215,391
67,354 SAP SE 13,115,145
38,700 Scout24 SE
b
2,915,601
56,291 Siemens AG 10,748,174
3,158 Siltronic AG 280,195

International Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (94.1%) Value
Germany (4.9%) - continued
573 SMA Solar Technology AG
a
$ 33,088
1,693 Stabilus SE 107,802
2,900 Stroeer SE & Company KGaA 176,510
31,906 TAG Immobilien AG
a
436,064
6,979 TeamViewer SE
a,b
104,003
1,325 VIB Vermoegen AG
a
16,010
Total 69,254,339
Greece (<0.1%)
28,697 Eurobank Ergasias Services and
Holdings SA
a
55,170
5,197 HELLENiQ ENERGY Holdings SA
e
46,761
1,366 Motor Oil (Hellas) Corinth Refineries
SA 40,704
Total 142,635
Hong Kong (1.2%)
90,200 Bank of East Asia, Ltd. 107,478
480,000 China Overseas Land &
Investment, Ltd. 692,757
147,000 CK Hutchison Holdings, Ltd. 707,459
75,440 CSPC Pharmaceutical Group, Ltd. 59,379
16,000 Hang Lung Group, Ltd. 18,430
116,000 Hang Lung Properties, Ltd. 119,288
94,000 Henderson Land Development
Company, Ltd. 268,432
421,500 Hong Kong Exchanges & Clearing,
Ltd. 12,281,781
72,500 Swire Pacific, Ltd. 596,847
77,500 Techtronic Industries Company,
Ltd. 1,053,060
498,000 United Laboratories International
Holdings, Ltd. 570,536
5,400 VTech Holdings, Ltd. 32,753
310,000 Weichai Power Company, Ltd.,
Class H 591,515
23,000 Yuexiu Property Company, Ltd. 12,691
Total 17,112,406
Hungary (0.1%)
43,491 MOL Hungarian Oil & Gas plc 352,677
12,921 OTP Bank Nyrt 594,690
2,581 Richter Gedeon Nyrt 65,476
Total 1,012,843
India (1.7%)
3,839 Angel One, Ltd. 140,178
1,847 Apar Industries, Ltd. 154,756
35,085 Axis Bank, Ltd. 442,190
16,568 Bajaj Auto, Ltd. 1,822,791
4,883 Bajaj Finserv, Ltd. 96,601
22,964 Bharat Petroleum Corporation, Ltd. 166,358
45,162 Birlasoft, Ltd. 403,508
1,789 Ceat, Ltd. 57,715
5,986 Chambal Fertilisers and Chemicals,
Ltd. 24,613
66,654 Cipla, Ltd. 1,198,221
134,500 Coal India, Ltd. 703,279
1,582 CRISIL, Ltd. 96,324
6,864 Cummins India, Ltd. 247,794
2,394 Dixon Technologies India, Ltd. 215,671
10,355 Gujarat State Petronet, Ltd. 44,349
55,150 HCL Technologies, Ltd. 1,025,379
24,353 HDFC Asset Management
Company, Ltd.
b
1,098,229
Shares Common Stock (94.1%) Value
India (1.7%) - continued
28,471 Hero MotoCorp, Ltd. $ 1,616,501
12,548 Hindalco Industries, Ltd. 84,719
43,898 ICICI Bank, Ltd. ADR 1,159,346
1,797 ICICI Securities, Ltd.
b
15,678
330,813 Indian Oil Corporation, Ltd. 667,546
731 Info Edge India, Ltd. 49,124
51,857 Infosys, Ltd. ADR 929,796
63,861 Jindal Saw, Ltd. 330,947
29,515 JK Tyre & Industries, Ltd. 153,422
41,124 Kotak Mahindra Bank, Ltd. 883,509
17,833 KPIT Technologies, Ltd. 319,172
25,871 Larsen & Toubro, Ltd. 1,170,127
3,069 LTIMindtree, Ltd.
b
182,378
40,008 Manappuram Finance, Ltd. 83,308
674 Maruti Suzuki India, Ltd. 102,031
180 MRF, Ltd. 288,098
17,689 NCC, Ltd./India 49,444
4,070 Nestle India, Ltd. 128,117
4,316 Nippon Life India Asset
Management, Ltd.
b
24,393
392,055 Oil & Natural Gas Corporation, Ltd. 1,265,565
1,871 PB Fintech, Ltd.
a
25,305
8,736 Persistent Systems, Ltd. 419,063
1,166 PI Industries, Ltd. 54,173
8,752 Pidilite Industries, Ltd. 316,574
78,695 Power Finance Corporation, Ltd. 369,225
57,605 REC, Ltd. 312,676
25,723 Reliance Industries, Ltd. 919,808
179,934 State Bank of India 1,629,577
37,617 Tata Consultancy Services, Ltd. 1,755,659
38,496 Tata Motors, Ltd. 459,581
4,977 UltraTech Cement, Ltd. 582,821
34,836 Union Bank of India, Ltd. 64,380
7,016 United Spirits, Ltd. 95,536
39,765 Welspun Living, Ltd. 65,775
Total 24,511,330
Indonesia (0.3%)
2,655,500 Bank Central Asia Tbk PT 1,688,733
1,665,900 Bank Mandiri Persero Tbk PT 757,973
3,535,100 Bank Rakyat Indonesia Persero
Tbk PT 1,351,734
Total 3,798,440
Ireland (<0.1%)
19,270 Cairn Homes plc 33,188
Total 33,188
Israel (0.7%)
9,300 Azrieli Group, Ltd. 671,051
69,795 Bank Hapoalim BM 654,080
194,871 Bank Leumi Le-Israel BM 1,619,864
19,231 Check Point Software Technologies,
Ltd.
a
3,154,076
1,643 First International Bank of Israel,
Ltd. 68,364
2,380 Israel Corporation, Ltd.
a
648,223
317 Isras Holdings, Ltd.
a
27,072
5,646 Magic Software Enterprises, Ltd. 65,153
14,286 Mivne Real Estate (KD), Ltd. 35,245
3,892 Mizrahi Tefahot Bank, Ltd. 145,910
3,293 NICE, Ltd.
a
856,974
4,428 Nova, Ltd.
a
782,724
324,322 Oil Refineries, Ltd. 107,639
5,076 One Software Technologies, Ltd. 75,092

International Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (94.1%) Value
Israel (0.7%) - continued
68,062 Plus500, Ltd. $ 1,550,573
9,932 Radware, Ltd.
a
185,927
Total 10,647,967
Italy (4.3%)
32,751 ACEA SPA 580,462
84,068 Anima Holding SPA
b
399,621
21,120 Arnoldo Mondadori Editore SPA 53,090
101,695 Azimut Holding SPA 2,764,625
12,669 Banca Farmafactoring SPA
b
169,616
6,615 Banca Generali SPA 262,853
22,802 Banca IFIS SPA 446,747
337,929 Banca Mediolanum SPA 3,714,173
40,643 Banca Popolare di Sondrio SPA 304,159
13,056 BPER Banca 61,734
3,559 Brunello Cucinelli SPA 406,751
27,848 Buzzi SPA 1,093,677
1,666 Credito Emiliano SPA 16,671
1,170,512 Enel SPA 7,727,157
624,047 Eni SPA 9,881,213
3,589,408 Intesa Sanpaolo SPA 13,031,521
126,196 Iren SPA 258,168
924,976 Italgas SPA 5,388,718
23,281 Moncler SPA 1,737,251
120,016 OVS SPA
b
315,661
211,796 Recordati SPA 11,694,936
604 Reply SPA 85,474
8,131 Technogym SPA
b
80,675
16,685 Unipol Gruppo SPA 139,820
Total 60,614,773
Japan (18.8%)
32 Activia Properties, Inc. 87,016
96,200 Advantest Corporation 4,273,479
6,400 Aica Kogyo Company, Ltd. 156,580
9,700 Ain Holdings, Inc. 349,372
800 Aisin Corporation 32,690
3,200 Amvis Holdings, Inc. 53,790
18,800 Aozora Bank, Ltd. 304,561
29,600 Arcs Company, Ltd. 611,292
18,500 Artience Company, Ltd. 359,035
310,900 Astellas Pharma, Inc. 3,339,920
3,600 Axial Retailing, Inc. 24,434
4,800 BML, Inc. 92,475
300 C. Uyemura & Company, Ltd. 20,434
230,100 Canon, Inc. 6,855,844
44,800 Capcom Company, Ltd. 839,288
15,600 Central Glass Company, Ltd. 294,282
3,800 Chiba Bank, Ltd. 31,620
12,500 Chudenko Corporation 248,083
17,900 Chugin Financial Group, Inc. 152,581
5,600 COMSYS Holdings Corporation 131,233
12,700 Dai Nippon Printing Company, Ltd. 388,946
35,100 Daiichi Sankyo Company, Ltd. 1,116,843
15,400 Daikin Industries, Ltd. 2,102,727
3,600 Daio Paper Corporation 27,892
2,900 Daito Trust Construction Company,
Ltd. 330,840
38,600 Daiwa House Industry Company,
Ltd. 1,148,945
155 Daiwa House REIT Investment
Corporation 265,141
61,400 Daiwa Securities Group, Inc. 467,153
10,900 Denso Corporation 208,753
10,700 DISCO Corporation 3,911,208
Shares Common Stock (94.1%) Value
Japan (18.8%) - continued
29,700 Doutor Nichires Holdings
Company, Ltd. $ 403,049
14,300 DTS Corporation 373,794
7,800 Elan Corporation 47,268
1,276,500 Eneos Holdings, Inc. 6,149,989
2,400 Fast Retailing Company, Ltd. 743,583
10,100 Food & Life Companies, Ltd. 193,836
11,700 Fuji Media Holdings, Inc. 141,708
15,300 Fuji Soft, Inc. 606,607
180,900 FUJIFILM Holdings NPV 4,062,040
1,500 Fukuda Denshi Company, Ltd. 68,621
4,900 Fukuyama Transporting Company,
Ltd. 115,921
8,500 Future Corporation 93,656
11,400 Glory, Ltd. 215,153
21,500 Gree, Inc. 68,401
22,200 Hakuhodo DY Holdings, Inc. 200,103
9,900 Hanwa Company, Ltd. 386,368
60,800 Heiwa Corporation 795,134
8,100 Heiwado Company, Ltd. 108,372
50,200 Hino Motors, Ltd.
a
168,223
21,000 HIS Company, Ltd.
a
264,016
28,900 Hitachi, Ltd. 2,640,895
479,500 Honda Motor Company, Ltd. 5,933,185
49,400 Hoya Corporation 6,178,500
17,800 Hyakugo Bank, Ltd. 75,339
91,900 Inaba Denki Sangyo Company, Ltd. 2,132,463
332 Industrial & Infrastructure Fund
Investment Corporation 301,451
1,300 Internet Initiative Japan, Inc. 24,274
18,500 ITOCHU Corporation 794,753
700 Itochu-Shokuhin Company, Ltd. 33,241
6,200 JAC Recruitment Company, Ltd. 32,325
6,800 JAFCO Group Company, Ltd. 84,091
211 Japan Metropolitan Fund
Investment Corporation 131,472
4,400 Japan Post Insurance Company,
Ltd. 84,107
135,300 Japan Tobacco, Inc. 3,607,359
6,600 JEOL, Ltd. 273,416
20,600 JFE Holdings, Inc. 341,417
16,300 JGC Corporation 159,821
3,200 J-Oil Mills, Inc. 40,976
4,500 Juroku Financial Group, Inc. 139,780
71,000 Kajima Corporation 1,457,252
27,600 Kakaku.com, Inc. 334,826
22,600 Kamigumi Company, Ltd. 498,048
1,100 Kansai Paint Company, Ltd. 15,756
2,800 Kasumigaseki Capital Company,
Ltd. 316,283
252,300 KDDI Corporation 7,459,684
114 KDX Realty Investment Corporation 121,170
1,200 KeePer Technical Laboratory
Company, Ltd. 39,443
26,600 Keiyo Bank, Ltd. 133,098
9,000 Keyence Corporation 4,178,348
27,200 Kinden Corporation 474,084
7,800 Kokuyo Company, Ltd. 127,550
5,600 KOMEDA Holdings Company, Ltd. 99,751
37,100 Kubota Corporation 582,089
9,800 Kumagai Gumi Company, Ltd. 267,118
11,400 Kuraray Company, Ltd. 122,111
1,100 Kurita Water Industries, Ltd. 45,606
1,400 KYB Corporation 47,507
93,100 Kyoei Steel, Ltd. 1,456,180

International Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (94.1%) Value
Japan (18.8%) - continued
7,400 Kyoritsu Maintenance Company,
Ltd. $ 169,435
4,000 Kyushu Financial Group, Inc. 29,541
1,800 Lasertec Corporation 513,055
17,300 Link and Motivation, Inc. 62,139
19,300 Lion Corporation 172,537
4,100 M&A Research Institute Holdings,
Inc.
a
183,073
29,500 Mandom Corporation 260,272
1,300 Matsuyafoods Holdings Company,
Ltd. 48,400
16,500 Mazda Motor Corporation 191,228
1,900 McDonald's Holdings Company
(Japan), Ltd. 85,437
11,000 Mebuki Financial Group, Inc. 36,142
20,500 Medipal Holdings Corporation 313,722
6,300 MegaChips Corporation 160,908
36,800 MEITEC Group Holdings, Inc. 711,509
11,400 Menicon Company, Ltd. 117,161
700 Micronics Japan Company, Ltd. 38,418
209,600 Mitsubishi Chemical Group
Corporation 1,277,360
283,400 Mitsubishi Corporation 6,549,723
47,100 Mitsubishi Estate Company, Ltd. 859,386
17 Mitsubishi Estate Logistics REIT
Investment Corporation 43,283
122,600 Mitsubishi HC Capital, Inc. 855,091
2,400 Mitsubishi Logistics Corporation 77,697
2,000 Mitsubishi Materials Corporation 37,609
12,200 Mitsubishi Shokuhin Company, Ltd. 448,711
725,000 Mitsubishi UFJ Financial Group,
Inc. 7,376,224
28,900 Mitsui & Company, Ltd. 1,351,121
12,100 Mixi, Inc. 209,401
328,700 Mizuho Financial Group, Inc. 6,500,144
65,400 MS and AD Insurance Group
Holdings, Inc. 1,154,803
130,200 Murata Manufacturing Company,
Ltd. 2,435,054
5,100 Nanto Bank, Ltd. 103,066
12,600 NEC Corporation 919,867
17,400 NEC Networks & System Integration
Corporation 289,690
38,200 Net One Systems Company, Ltd. 671,490
3,200 Nextage Company, Ltd. 60,598
1,500 Nichiha Corporation 33,907
2,800 Nifco, Inc./Japan 70,454
10,400 Nikkon Holdings Company, Ltd. 200,708
47,600 Nikon Corporation 481,822
79,500 Nintendo Company, Ltd. 4,337,887
17,600 Nippon Electric Glass Company,
Ltd. 449,555
1,100 Nippon Express Holdings, Inc. 56,150
91 Nippon REIT Investment
Corporation 213,378
29,100 Nippon Steel Corporation
d
700,276
4,282,000 Nippon Telegraph and Telephone
Corporation 5,100,305
13,300 Nipro Corporation 105,565
19,800 Nishimatsu Construction Company,
Ltd. 569,190
4,200 Nisshin Oillio Group, Ltd. 140,790
43,700 Nitto Kogyo Corporation 1,202,382
9,800 NOK Corporation 134,677
271,600 Nomura Holdings, Inc. 1,738,382
22,200 Nomura Research Institute, Ltd. 627,122
Shares Common Stock (94.1%) Value
Japan (18.8%) - continued
3,200 Noritsu Koki Company, Ltd. $ 67,385
37,000 NSD Company, Ltd. 715,475
69,900 NTN Corporation 145,706
105,700 NTT Data Group Corporation 1,680,414
3,800 OBIC Business Consultants
Company, Ltd. 178,746
2,300 Ogaki Kyoritsu Bank, Ltd. 33,204
7,700 Ohsho Food Service Corporation 392,940
10,900 Okamura Corporation 160,673
29,800 Okinawa Electric Power Company,
Inc. 226,174
88,400 Ono Pharmaceutical Company, Ltd. 1,448,430
97,700 Oriental Land Company, Ltd. 3,129,889
202,000 ORIX Corporation 4,418,094
21,400 Otsuka Corporation 454,075
24,400 Otsuka Holdings Company, Ltd. 1,013,535
188,700 Panasonic Holdings Corporation 1,800,909
71,300 Persol Holdings Company, Ltd. 99,730
10,600 Plus Alpha Consulting Company,
Ltd. 169,815
9,500 Raito Kogyo Company, Ltd. 126,453
10,100 Rakus Company, Ltd. 137,027
100,284 Recruit Holdings Company, Ltd. 4,403,150
137,200 Renesas Electronics Corporation 2,444,994
12,900 Rengo Company, Ltd. 98,337
24,100 Resona Holdings, Inc. 148,564
16,300 Resorttrust, Inc. 278,892
3,100 Retail Partners Company, Ltd. 38,128
173,700 Rohm Company, Ltd. 2,785,938
200 Rorze Corporation 28,253
37,600 Sankyo Company, Ltd. 410,734
17,300 Sankyu, Inc. 595,431
18,800 Santen Pharmaceutical Company,
Ltd. 184,885
10,800 Sanyo Chemical Industries, Ltd. 301,074
3,700 Sato Holdings Corporation 56,585
24,600 SCREEN Holdings Company, Ltd. 3,189,511
72,600 Secom Company, Ltd. 5,267,348
4,600 Sega Sammy Holdings, Inc. 56,819
22,900 Seino Holdings Company, Ltd. 314,299
135,500 Sekisui Chemical Company, Ltd. 1,982,448
86,700 Sekisui House, Ltd. 1,974,824
366,300 Seven & I Holdings Company, Ltd. 5,339,147
20,400 SG Holdings Company, Ltd. 258,345
1,100 SHIFT, Inc.
a
175,310
50,100 Shimizu Corporation 323,531
79,400 Shin-Etsu Chemical Company, Ltd. 3,482,639
13,500 ShinMaywa Industries, Ltd. 109,944
14,600 Ship Healthcare Holdings, Inc. 201,668
10,700 Siix Corporation 122,157
63,800 SKY Perfect JSAT Holdings, Inc. 434,935
4,900 SMC Corporation 2,764,385
4,000 Socionext, Inc. 109,260
110,600 SoftBank Group Corporation 6,568,024
79,500 Sohgo Security Services Company,
Ltd. 431,665
79,500 Sojitz Corporation 2,097,125
170,100 Sompo Holdings, Inc. 3,565,306
58,100 Sony Group Corporation 4,982,117
480 Star Asia Investment Corporation 185,022
5,200 Starts Corporation, Inc. 108,191
900 Strike Company, Ltd. 28,814
42,200 Sumco Corporation 667,214
51,400 Sumitomo Dainippon Pharma
Company, Ltd. 134,714

International Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (94.1%) Value
Japan (18.8%) - continued
39,300 Sumitomo Mitsui Financial Group,
Inc. $ 2,297,977
111,700 Sumitomo Mitsui Trust Holdings,
Inc. 2,406,756
7,700 Sumitomo Realty & Development
Company, Ltd. 286,899
5,400 Sumitomo Riko Company, Ltd. 47,770
3,500 Sumitomo Rubber Industries, Ltd. 43,148
900 Suzuken Company, Ltd./Aichi
Japan 27,437
142,400 Systena Corporation 252,780
17,700 Tadano, Ltd. 151,386
14,300 Taiheiyo Cement Corporation 329,349
7,000 Taikisha, Ltd. 218,689
35,100 Taiyo Holdings Company, Ltd. 773,382
10,100 Takamatsu Construction Group
Company, Ltd. 188,135
9,000 Takara Standard Company, Ltd. 113,979
275,000 Takeda Pharmaceutical Company,
Ltd. 7,648,820
2,100 TechnoPro Holdings, Inc. 42,059
3,900 Teijin, Ltd. 35,422
21,400 Terumo Corporation 391,591
4,200 THK Company, Ltd. 98,749
73,300 TIS, Inc. 1,572,712
79,900 Toagosei Company, Ltd. 837,157
16,700 Toho Holdings Company, Ltd. 396,861
64,900 Tohoku Electric Power Company,
Inc. 508,693
5,200 Tokai Corporation/Gifu 74,068
45,700 Tokio Marine Holdings, Inc. 1,432,524
23,500 Tokyo Electron, Ltd. 6,120,556
4,000 Tokyo Seimitsu Company, Ltd. 310,749
9,500 Tokyotokeiba Company, Ltd. 281,229
42,300 Tokyu Fudosan Holdings
Corporation 341,761
6,600 TOMY Company, Ltd. 120,529
160,100 TOPPAN Holdings, Inc. 4,013,228
1,400 Torii Pharmaceutical Company, Ltd. 38,109
12,800 Totetsu Kogyo Company, Ltd. 252,706
3,100 Towa Pharmaceutical Company,
Ltd. 60,090
6,000 Toyo Suisan Kaisha, Ltd. 366,875
597,900 Toyota Motor Corporation 15,111,905
14,600 Transcosmos, Inc. 297,921
20,000 TRE Holdings Corporation 159,383
38,200 Tsubakimoto Chain Company 1,286,900
400 Tsuruha Holdings, Inc. 28,543
140,600 TV Asahi Holdings Corporation 1,940,845
53,100 UBE Corporation 945,947
4,900 ULVAC, Inc. 315,280
3,500 U-Next Holdings Company, Ltd. 119,926
3,300 UT Group Company, Ltd. 77,481
7,600 Valor Holdings Company, Ltd. 124,223
12,200 ValueCommerce Company, Ltd. 86,193
2,700 WDB Holdings Company, Ltd. 41,090
78,700 Yakult Honsha Company, Ltd. 1,608,509
547,900 Yamada Holdings Company, Ltd. 1,587,209
20,800 Yuasa Trading Company, Ltd. 726,800
1,900 Zeria Pharmaceutical Company,
Ltd. 26,617
140,000 ZOZO, Inc. 3,474,776
Total 267,783,037
Shares Common Stock (94.1%) Value
Jersey (0.6%)
80,340 Experian plc $ 3,500,646
262,902 Glencore plc 1,442,689
978,938 Man Group plc 3,303,900
179,424 TP ICAP Group plc 510,044
Total 8,757,279
Kuwait (0.1%)
21,576 HumanSoft Holding Company
KSCC 233,711
46,841 Kuwait Finance House KSCP 121,808
77,334 Mobile Telecommunications
Company KSCP 123,413
170,360 National Bank of Kuwait KSC 531,518
32,126 National Industries Group Holding 22,978
Total 1,033,428
Luxembourg (0.2%)
38,835 Aroundtown SA
a
81,867
252,479 B&M European Value Retail SA 1,740,547
15,634 Grand City Properties SA
a
178,801
1,997 Reinet Investments SCA 48,315
5,820 Tenaris SA ADR 228,552
Total 2,278,082
Malaysia (<0.1%)
78,600 Hong Leong Bank Bhd 321,508
28,600 IOI Corporation Bhd 23,884
6,900 Petronas Dagangan Bhd 31,344
100,511 Sports Toto Bhd 29,518
24,200 Ta Ann Holdings Bhd 20,465
112,700 YTL Corporation Bhd 62,163
Total 488,882
Mexico (0.2%)
2,396 America Movil SAB de CV ADR 44,710
11,000 Arca Continental SAB de CV 120,061
34,371 Cemex SAB de CV ADR
a
309,683
6,952 Coca-Cola FEMSA SAB de CV ADR 675,734
1,259 Fomento Economico Mexicano SAB
de CV ADR 164,010
24,833 Grupo Financiero Banorte SAB de
CV ADR 263,454
73,000 Grupo Mexico SAB de CV 430,899
103,000 Megacable Holdings SAB de CV 286,364
27,900 Wal-Mart de Mexico SAB de CV 112,443
Total 2,407,358
Netherlands (5.3%)
6,209 ASM International NV 3,802,419
32,372 ASML Holding NV 31,383,518
9,764 Cementir Holding NV 110,523
11,801 Euronext NV
b
1,123,106
7,281 IMCD NV 1,281,533
407,544 Koninklijke Ahold Delhaize NV 12,194,488
37,657 Koninklijke Vopak NV 1,452,311
436,649 MFE-MediaForEurope NV 1,133,630
6,792 NEPI Rockcastle NV 46,906
65,226 QIAGEN NV 2,787,610
491,335 Stellantis NV 13,958,402
36,918 Wolters Kluwer NV 5,781,003
Total 75,055,449
New Zealand (<0.1%)
109,581 Contact Energy, Ltd. 566,697

International Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (94.1%) Value
New Zealand (<0.1%) - continued
1,078 Xero, Ltd.
a
$ 93,602
Total 660,299
Norway (0.9%)
94,870 Aker Solutions ASA 340,278
280,775 DNB Bank ASA 5,581,120
10,858 DOF Group ASA
a
73,503
59,058 Elkem ASA
b
116,380
104,710 Equinor ASA 2,807,736
53,395 Europris ASA
b
384,545
7,380 Hoegh Autoliners ASA 62,675
5,318 Norsk Hydro ASA 29,225
4,388 Veidekke ASA 47,694
1,689 Wallenius Wilhelmsen ASA 13,816
126,957 Yara International ASA 4,025,693
Total 13,482,665
Philippines (<0.1%)
5,160 SM Investments Corporation 89,279
Total 89,279
Poland (0.2%)
13,151 Asseco Poland SA 255,114
8,904 Bank Polska Kasa Opieki SA 404,631
544 Budimex SA 95,336
4,667 KGHM Polska Miedz SA 133,286
1,053 Orlen SA 17,151
38,651 Powszechna Kasa Oszczednosci
Bank Polski SA 573,492
55,366 Powszechny Zaklad Ubezpieczen
SA 676,226
Total 2,155,236
Portugal (0.3%)
95,523 CTT-Correios de Portugal SA 425,618
195,150 Galp Energia SGPS SA 3,226,303
109,736 REN - Redes Energeticas
Nacionais SGPS SA 260,642
2,138 Semapa-Sociedade de
Investimento e Gestao, SGPS SA 34,388
Total 3,946,951
Qatar (<0.1%)
244,625 Commercial Bank PSQC
a
331,564
39,322 Doha Bank QPSC 16,102
16,866 Gulf Warehousing Company 15,078
57,454 Masraf Al Rayan QSC 37,461
6,900 Qatar International Islamic Bank
QSC
a
20,713
19,708 Qatar National Bank QPSC 76,862
Total 497,780
Russian Federation (<0.1%)
169,404 Gazprom PJSC ADR
a,c
17
6,112 LUKOIL PJSC
a,c,f
0
6,042 Mechel PAO ADR
a,c
1
14,886 MMC Norilsk Nickel PJSC ADR
a,c
1
444 Novatek PJSC GDR
a,c
0
684 Polyus PJSC
a,c
0
1 Polyus PJSC GDR
a,c
0
329,720 Sberbank of Russia PJSC
a,c,f
0
17,590 Sovcomflot OAO
c,f
0
765,300 Surgutneftegas PJSC
c,f
1
Shares Common Stock (94.1%) Value
Russian Federation (<0.1%) - continued
67,366 Surgutneftegas PJSC ADR
a,c
$ 7
Total 27
Saudi Arabia (0.3%)
64,981 Al Rajhi Bank 1,440,539
26,360 Arab National Bank 207,772
4,788 Dr. Sulaiman Al Habib Medical
Services Group Company 400,160
3,451 Eastern Province Cement Company 32,527
68,301 Jarir Marketing Company 267,715
2,431 SABIC Agri-Nutrients Company 79,486
46,224 Saudi Arabian Oil Company
b
379,155
1,959 Saudi Aramco Base Oil Company 87,479
889 Saudi Basic Industries Corporation 18,515
63,146 Saudi National Bank 687,282
35,588 Saudi Telecom Company 375,692
Total 3,976,322
Singapore (1.1%)
1,357,200 ComfortDelGro Corporation, Ltd. 1,406,907
376,500 DBS Group Holdings, Ltd. 10,047,964
9,741 Kenon Holdings, Ltd. 255,092
182,700 Singapore Exchange, Ltd. 1,246,805
60,600 United Overseas Bank, Ltd. 1,317,446
525,100 Yangzijiang Shipbuilding Holdings,
Ltd. 742,729
272,500 Yanlord Land Group, Ltd.
a
97,895
Total 15,114,838
South Africa (0.2%)
33,192 Absa Group, Ltd. 259,140
56,166 AECI, Ltd. 275,857
26,644 Aspen Pharmacare Holdings, Ltd. 308,615
5,162 Barloworld, Ltd. 16,631
7,314 Coronation Fund Managers, Ltd. 11,674
57,547 DataTec, Ltd. 115,108
6,157 Exxaro Resources, Ltd. 54,932
40,588 FirstRand, Ltd. 132,248
4,994 Gold Fields, Ltd. ADR 79,355
12,702 Kumba Iron Ore, Ltd. 310,019
17,194 Momentum Metropolitan Holdings 18,447
2,252 Naspers, Ltd. 399,218
21,036 Sasol, Ltd. 162,564
42,670 Standard Bank Group 417,328
9,021 Super Group, Ltd. 12,241
Total 2,573,377
South Korea (0.9%)
1,948 Caregen Company, Ltd. 33,002
403 Celltrion, Inc. 55,032
1,542 CJ Corporation
a
139,884
5,798 Green Cross Holdings Corporation 74,736
18,620 GS Holdings Corporation 670,078
1,251 Hanmi Pharm Company, Ltd. 317,890
14,876 Hanon Systems 66,113
4,412 HD Hyundai Company, Ltd. 225,783
2,203 Hyundai Motor Company 387,659
310 Korea Zinc Company, Ltd. 104,619
12,027 KT Corporation 339,223
4,044 KT&G Corporation 281,466
282 LG Chem, Ltd. 92,300
9,754 LG Uplus Corporation 72,798
5,373 Lotte Shopping Company, Ltd. 293,560
3,225 NAVER Corporation 448,042
457 NCSoft Corporation 69,911

International Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (94.1%) Value
South Korea (0.9%) - continued
36,542 NH Investment & Securities
Company, Ltd.
a
$ 320,268
3,578 PharmaResearch Company, Ltd. 263,831
1,901 POSCO Holdings, Inc. 595,447
620 Samsung Biologics Company,
Ltd.
a,b
383,734
5,612 Samsung C&T Corporation 667,375
76,032 Samsung Electronics Company,
Ltd. 4,569,334
7 Samsung SDI Company, Ltd. 2,483
3,825 Samsung Securities Corporation,
Ltd. 115,664
9,714 SD Biosensor, Inc. 85,402
1,127 SK Biopharmaceuticals Company,
Ltd.
a
77,442
6,669 SK Hynix, Inc. 883,478
1,622 SK, Inc. 220,028
9,353 Yuhan Corporation 537,731
Total 12,394,313
Spain (3.2%)
215,160 Acerinox SA 2,362,823
3,162 Aena SME SA
b
622,769
72,736 Amadeus IT Holding SA 4,669,427
1,190,995 Banco Bilbao Vizcaya Argentaria
SA
d
14,183,008
2,222,498 Banco Santander SA 10,855,674
100,421 Compania de Distribucion Integral
Logista Holdings SA 2,806,546
2,430 Global Dominion Access SA
b
8,838
28,039 Industria de Diseno Textil SA 1,411,945
13,465 Laboratorios Farmaceuticos ROVI
SA 1,175,009
8,997 Let's GOWEX SA
a,c,g
1
18,890 Melia Hotels International SA
a
152,671
53,940 Merlin Properties Socimi SA 580,335
94,925 Redeia Corporacion SA 1,621,424
265,852 Repsol SA 4,437,409
2,006 Vidrala SA 208,261
Total 45,096,140
Sweden (2.1%)
76,601 AB Industrivarden, Class A
d
2,634,290
16,040 AB Industrivarden, Class C 551,560
28,842 AcadeMedia AB
b
130,791
17,691 AddLife AB 185,020
20,046 Addtech AB 456,050
16,938 Alfa Laval AB 665,568
71,526 Arjo AB 341,583
271,877 Assa Abloy AB 7,802,409
3,140 Atrium Ljungberg AB 61,368
27,964 Attendo AB
a,b
106,589
33,461 Betsson AB 331,090
12,174 BioGaia AB 142,007
18,540 Biotage AB 314,913
2,040 Bufab AB 80,017
1,596 Camurus AB
a
75,649
3,702 Catena AB 180,880
263,048 Corem Property Group AB 267,941
8,663 Dios Fastigheter AB 69,696
238,353 Granges AB 2,578,506
52,993 Hexatronic Group AB 162,843
119,566 Hexpol AB 1,459,999
112,103 Investor AB, Class B 2,813,149
27,480 Inwido AB 374,391
Shares Common Stock (94.1%) Value
Sweden (2.1%) - continued
10,315 Lifco AB $ 269,369
18,846 Lindab International AB 405,190
11,053 Modern Times Group MTG AB
a
86,304
33,950 NCC AB 467,238
31,386 Nyfosa AB 309,557
13,459 Pandox AB 225,865
7,957 Platzer Fastigheter Holding AB 68,413
548 RVRC Holding AB 3,501
27,619 SKF AB
d
563,837
388,963 SSAB AB, Class A 2,874,132
15,380 Svolder AB 92,796
77,717 Trelleborg AB 2,779,003
796 Troax Group AB 18,309
6,412 Vitrolife AB 120,362
6,479 Volvo Car AB
a
24,529
22,902 Wihlborgs Fastigheter AB 212,206
Total 30,306,920
Switzerland (7.0%)
250,559 ABB, Ltd. 11,623,508
835 Burckhardt Compression Holding
AG 523,555
3,590 Cembra Money Bank AG 300,698
734 Comet Holding AG 255,348
924 DKSH Holding AG 62,857
7,873 Galenica AG
b
656,971
405 Givaudan SA 1,802,955
170,203 Holcim AG 15,419,844
2 LEM Holding SA 3,783
189 Lindt & Spruengli AG 2,262,108
2,688 Lonza Group AG 1,606,345
84,744 Nestle SA 9,004,047
298,499 Novartis AG 28,912,147
1,084 Partners Group Holding AG 1,548,479
31,463 PSP Swiss Property AG 4,124,440
11,787 Roche Holding AG, Participation
Certificates 3,009,446
20,869 Sandoz Group AG
a
629,946
2,148 Siegfried Holding AG 2,193,317
22,209 Sonova Holding AG 6,431,572
10,331 Swiss Prime Site AG 974,494
2,384 Tecan Group AG 987,762
10,199 Temenos AG 729,538
394 Zehnder Group AG
a
26,108
13,301 Zurich Insurance Group AG 7,185,392
Total 100,274,660
Taiwan (1.7%)
21,801 ASE Technology Holding Company,
Ltd. ADR 239,593
113,000 Asia Cement Corporation 144,560
13,000 Asustek Computer, Inc. 172,100
310,000 Capital Securities Corporation 183,592
180,000 Cathay Financial Holding
Company, Ltd. 271,256
110,000 Chang Hwa Commercial Bank, Ltd. 62,372
359,000 Cheng Shin Rubber Industry
Company, Ltd. 557,286
15,000 Chicony Electronics Company, Ltd. 103,738
5,000 Chicony Power Technology
Company, Ltd. 27,645
14,000 China Steel Chemical Corporation 54,016
163,000 Chipbond Technology Corporation 396,829
1,510 Chunghwa Telecom Company, Ltd.
ADR 59,101

International Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (94.1%) Value
Taiwan (1.7%) - continued
161,000 Compal Electronics, Inc. $ 192,827
42,000 Delta Electronics, Inc. 449,521
11,000 Elan Microelectronics Corporation 55,167
113,000 Feng Hsin Steel Company, Ltd. 250,338
24,000 Getac Holdings Corporation 99,745
190,000 Hon Hai Precision Industry
Company, Ltd. 922,840
478,000 Inventec Corporation 874,793
124,000 Lite-On Technology Corporation 411,053
36,000 MediaTek, Inc. 1,304,435
4,000 Micro-Star International Company,
Ltd. 20,873
315,000 Nan Ya Plastics Corporation 541,914
8,000 Novatek Microelectronics
Corporation 147,278
338,000 Pegatron Corporation 1,052,284
130,000 Pou Chen Corporation 147,160
10,000 Powertech Technology, Inc. 62,767
11,000 President Chain Store Corporation 91,215
87,000 Quanta Computer, Inc. 761,857
18,000 Radiant Opto-Electronics
Corporation 96,964
27,000 Realtek Semiconductor Corporation 470,184
9,000 Sigurd Microelectronics
Corporation 20,243
35,000 Sino-American Silicon Products,
Inc. 235,199
41,000 Supreme Electronics Company,
Ltd. 94,810
100,000 Synnex Technology International
Corporation 244,817
27,000 Systex Corporation 100,004
331,485 Taichung Commercial Bank
Company, Ltd. 176,592
428,800 Taiwan Cooperative Financial
Holding Company, Ltd. 348,058
10,000 Taiwan Fertilizer Company, Ltd. 19,783
7,000 Taiwan Secom Company, Ltd. 26,567
425,515 Taiwan Semiconductor
Manufacturing Company, Ltd. 10,193,728
64,947 Topco Scientific Company, Ltd. 443,468
6,000 TTY Biopharm Company, Ltd. 14,680
367,000 Uni-President Enterprises
Corporation 875,784
34,000 USI Corporation 16,944
17,000 Wistron Corporation 64,040
30,000 WPG Holdings, Ltd. 90,010
1,125,556 Yuanta Financial Holding Company,
Ltd. 1,059,032
Total 24,249,062
Thailand (<0.1%)
101,200 Central Pattana pcl NVDR 174,308
Total 174,308
Turkey (0.1%)
19,234 Eregli Demir ve Celik Fabrikalari
TAS
a
25,058
83,269 KOC Holding AS
a
523,868
45,097 Turk Hava Yollari Anonim Ortakligi
a
415,324
Total 964,250
United Arab Emirates (0.2%)
62,675 Abu Dhabi Commercial Bank PJSC 143,364
11,581 Abu Dhabi Islamic Bank PJSC 34,438
Shares Common Stock (94.1%) Value
United Arab Emirates (0.2%) - continued
311,867 Deyaar Development PJSC
a
$ 68,705
478,629 Dubai Islamic Bank PJSC 761,166
432,058 Emaar Properties PJSC 958,887
177,435 Emirates NBD Bank PJSC 835,898
Total 2,802,458
United Kingdom (10.8%)
127,235 AstraZeneca plc 17,093,212
1,160,290 Auto Trader Group plc
b
10,246,406
95,829 Balfour Beatty plc 462,272
12,518 Bellway plc 419,925
50,008 Berkeley Group Holdings plc 3,004,499
22,980 Big Yellow Group plc 308,319
1,416 Bodycote plc 12,411
49,896 Breedon Group plc 241,617
26,247 Britvic plc 271,842
29,158 Bunzl plc 1,121,929
16,372 Burberry Group plc 250,432
6,609 Bytes Technology Group plc 42,646
7,946 Central Asia Metals plc 19,817
75,551 Coca-Cola European Partners plc 5,284,792
516,896 Compass Group plc 15,161,909
6,914 Computacenter plc 235,069
117,834 Domino's Pizza Group plc 511,968
19,497 Dr. Martens plc 21,652
99,833 Evraz plc
a,c
13
49,025 FirstGroup plc 111,699
20,723 Future plc 160,472
482 Games Workshop Group plc 61,079
5,261 Genus plc 117,023
61,602 Grainger plc 200,442
6,998 Greggs plc 253,840
181,670 Halma plc 5,424,727
109,681 Harbour Energy plc 381,984
384 Hikma Pharmaceuticals plc 9,289
165,103 Howden Joinery Group plc 1,889,962
1,809,062 HSBC Holdings plc 14,141,102
205,026 IG Group Holdings plc 1,891,710
18,551 IMI plc 424,980
171,640 Imperial Brands plc 3,836,940
26,086 Inchcape plc 238,829
78,601 InterContinental Hotels Group plc 8,167,567
13,580 J D Wetherspoon plc
a
126,064
53,677 Jupiter Fund Management plc 60,067
1,629 Liontrust Asset Management plc 13,816
77,090 Marks & Spencer Group plc 258,164
20,765 ME Group International plc 43,611
10,947 Mondi plc 192,812
139,671 Moneysupermarket.com Group plc 387,377
4,364 Morgan Sindall Group plc 127,786
68,816 Next plc 8,021,489
40,463 PageGroup plc 229,101
65,752 Paragon Banking Group plc 573,259
92,637 Pearson plc 1,219,794
93,855 Pets at Home Group plc 317,944
79,260 Redde Northgate plc 381,645
275,317 RELX plc 11,873,151
5,081 Renew Holdings plc 59,290
337,712 Rightmove plc 2,340,769
15,158 Rio Tinto plc 958,362
5,344 RS Group plc 49,000
761,789 Shell plc 25,275,743
13,207 Spectris plc 549,540
84,013 SSP Group plc 231,982
704,808 Tesco plc 2,639,836

International Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (94.1%) Value
United Kingdom (10.8%) - continued
3,743 Tritax Big Box REIT plc $ 7,442
71,583 Unilever plc 3,593,593
5,139 Volution Group plc 28,119
19,666 Watches of Switzerland Group plc
a,b
88,952
58,179 Whitbread plc 2,432,341
134,570 Wickes Group plc 263,433
16,171 YouGov plc 204,102
Total 154,570,959
United States (<0.1%)
17,747 Yum China Holding, Inc. 706,153
Total 706,153
Virgin Islands, British (<0.1%)
4,449 VK IPJSC GDR
a,c
0
Total 0
Total Common Stock
(cost $1,112,713,000) 1,341,546,778
Shares
Collateral Held for Securities
Loaned ( 1.1% )
16,172,600 Thrivent Cash Management Trust 16,172,600
Total Collateral Held for
Securities Loaned
(cost $16,172,600) 16,172,600
Shares Preferred Stock ( 0.2% )
Brazil (<0.1%)
143,100 Companhia de Sanena Do Parana 148,938
Total 148,938
Germany (0.1%)
4,026 Bayerische Motoren Werke AG 432,001
Total 432,001
Russian Federation (<0.1%)
17,100 Transneft PJSC
c,f
0
Total 0
South Korea (0.1%)
2,354 Hyundai Motor Company, 2nd
Preferred 274,345
3,250 Hyundai Motor Company, Preferred 381,852
16,838 Samsung Electronics Company,
Ltd. 840,422
Total 1,496,619
Total Preferred Stock
(cost $2,108,856) 2,077,558
Shares or
Principal
Amount Short-Term Investments ( 5.0% )
Federal Home Loan Bank Discount
Notes
400,000 5.230%,  4/3/2024
h,i
399,655
100,000 5.210%,  4/10/2024
h,i
99,813
600,000 5.205%,  4/12/2024
h,i
598,705
1,700,000 5.214%,  4/17/2024
h,i
1,695,108
400,000 5.220%,  5/1/2024
h,i
398,028
100,000 5.230%,  5/8/2024
h,i
99,405
100,000 5.240%,  5/31/2024
h,i
99,072
900,000 5.227%,  6/7/2024
h,i
890,832
Shares or
Principal
Amount Short-Term Investments (5.0%) Value
Thrivent Core Short-Term Reserve
Fund
6,734,308 5.590% $ 67,343,076
Total Short-Term Investments
(cost $71,624,160) 71,623,694
Total Investments (cost
$1,202,618,616) 100.4% $1,431,420,630
Other Assets and Liabilities,
Net (0.4%) (5,918,105)
Total Net Assets 100.0% $1,425,502,525
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of March 28, 2024, the value of these investments was $23,355,531 or 1.6% of
total net assets.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the security is on loan.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f Pursuant to sanctions related to the Russian invasion of
Ukraine which restricts the ability of Russia and its allied nations to make payments on its dollar-denominated
sovereign debt and equity, existing accruals on these
securities have been reserved and income is currently not
being accrued.
g In bankruptcy.  Income is not being accrued per the
bankruptcy agreement terms.
h The interest rate shown reflects the yield.
i All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent International Allocation
Portfolio as of March 28, 2024:
Securities Lending Transactions
Common Stock $ 15,392,137
Total lending $15,392,137
Gross amount payable upon return of
collateral for securities loaned $16,172,600
Net amounts due to counterparty $780,463

International Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
Bhd - Berhad - suffix used in Malaysia to identify a Public
Limited Company
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
NVDR - Non-Voting Depository Receipts
pcl - Public Company Limited
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 28, 2024, in valuing International Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services^ 58,758,941 964,515 57,794,425 1
Consumer Discretionary 177,056,327 2,628,495 174,427,832 –
Consumer Staples^ 100,897,355 6,124,536 94,772,819 0
Energy^ 63,979,955 604,254 63,375,676 25
Financials^ 252,062,603 2,296,861 249,765,742 0
Health Care 146,501,761 – 146,501,761 –
Industrials 214,135,459 – 214,135,459 –
Information Technology 172,204,596 5,776,600 166,427,996 –
Materials^ 99,497,073 3,019,453 96,477,605 15
Real Estate 21,939,230 – 21,939,230 –
Utilities 34,513,478 381,989 34,131,489 –
Preferred Stock
Consumer Discretionary 1,088,198 – 1,088,198 –
Energy^ 0 – – 0
Information Technology 840,422 – 840,422 –
Utilities 148,938 – 148,938 –
Short-Term Investments 4,280,618 – 4,280,618 –
Subtotal Investments in Securities $1,347,904,954 $21,796,703 $1,326,108,210 $41
Other Investments  * Total
Affiliated Short-Term Investments 67,343,076
Collateral Held for Securities Loaned 16,172,600
Subtotal Other Investments $83,515,676
Total Investments at Value $1,431,420,630
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
^Level 3 security in this section is fair valued at <$1.
The following table is a summary of the inputs used, as of March 28, 2024, in valuing International Allocation Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 1,174,627 1,174,627 – –
Total Asset Derivatives $1,174,627 $1,174,627 $– $–

International Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
The following table presents International Allocation Portfolio's futures contracts held as of March 28, 2024. Investments and/or cash totaling
$4,280,618 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
ICE mini MSCI EAFE Index 919 June 2024 $ 107,134,707 $ 1,174,038
ICE US mini MSCI Emerging Markets Index 114 June 2024 5,978,711 589
Total Futures Long Contracts $ 113,113,418 $ 1,174,627
Total Futures Contracts $ 113,113,418 $1,174,627
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in International Allocation
Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
3/28/2024
Shares Held at
3/28/2024
% of Net
Assets
3/28/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.590% $53,314 $49,944 $35,915 $67,343 6,734 4.7%
Total Affiliated Short-Term Investments 53,314 67,343 4.7
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 9,592 36,054 29,473 16,173 16,173 1.1
Total Collateral Held for Securities Loaned 9,592 16,173 1.1
Total Value $62,906 $83,516
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 3/28/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.590% $– $– $ – $715
Total Income/Non Cash Income from Affiliated
Investments $715
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 13
Total Affiliated Income from Securities Loaned, Net $13
Total Value $– $– $ –

International Index Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 97.8% ) Value
Australia (6.9%)
2,807 Ampol, Ltd. $ 72,814
15,112 APA Group 82,828
6,823 Aristocrat Leisure, Ltd. 191,050
2,280 ASX, Ltd. 98,639
21,380 Aurizon Holdings, Ltd. 55,747
35,425 Australia and New Zealand
Banking Group, Ltd. 678,958
59,704 BHP Group, Ltd. 1,726,274
5,247 BlueScope Steel, Ltd. 81,607
16,391 Brambles, Ltd. 172,500
4,219 CAR Group, Ltd. 99,171
771 Cochlear, Ltd. 169,567
15,765 Coles Group, Ltd. 174,033
19,725 Commonwealth Bank of Australia 1,547,214
6,311 Computershare, Ltd. 107,494
5,690 CSL, Ltd. 1,067,598
12,493 DEXUS Property Group 64,371
16,642 Endeavour Group, Ltd. 59,752
19,947 Fortescue, Ltd. 333,813
20,133 Goodman Group 443,475
22,250 GPT Group 66,216
3,071 IDP Education, Ltd. 35,848
28,301 Insurance Australia Group, Ltd. 118,053
26,217 Lottery Corporation, Ltd. 87,921
4,309 Macquarie Group, Ltd. 560,503
32,439 Medibank, Private Ltd. 79,479
2,069 Mineral Resources, Ltd. 95,460
45,831 Mirvac Group 70,443
36,744 National Australia Bank, Ltd. 831,959
13,536 Northern Star Resources, Ltd. 127,720
5,677 Orica, Ltd. 67,524
20,292 Origin Energy, Ltd. 121,726
33,676 Pilbara Minerals, Ltd. 84,037
9,778 Qantas Airways, Ltd.
a
34,713
17,597 QBE Insurance Group, Ltd. 208,008
2,162 Ramsay Health Care, Ltd. 79,592
622 REA Group, Ltd. 75,155
2,663 Reece, Ltd. 48,759
4,372 Rio Tinto, Ltd. 346,984
38,255 Santos, Ltd. 193,681
61,137 Scentre Group 135,022
4,138 SEEK, Ltd. 67,477
1,927 Seven Group Holdings, Ltd. 51,208
5,336 Sonic Healthcare, Ltd. 102,252
53,349 South32, Ltd. 104,101
28,118 Stockland 88,849
14,962 Suncorp Group, Ltd. 159,703
47,634 Telstra Corporation, Ltd. 119,819
36,377 Transurban Group 315,574
9,558 Treasury Wine Estates, Ltd. 77,531
44,944 Vicinity Centres 62,384
2,725 Washington H. Soul Pattinson and
Company, Ltd. 59,657
13,366 Wesfarmers, Ltd. 595,786
41,244 Westpac Banking Corporation 701,483
1,963 Wisetech Global, Ltd. 120,062
22,365 Woodside Energy Group, Ltd. 445,787
14,389 Woolworths, Ltd. 311,032
Total 14,078,413
Austria (0.2%)
4,050 Erste Group Bank AG 180,500
1,735 OMV AG 82,174
791 Verbund AG 57,790
Shares Common Stock (97.8%) Value
Austria (0.2%) - continued
1,367 Voestalpine AG $ 38,349
Total 358,813
Belgium (0.8%)
1,882 Ageas SA NV 87,185
10,231 Anheuser-Busch InBev NV 622,804
250 D'ieteren Group 55,426
346 Elia System Operator SA 37,349
1,037 Groupe Bruxelles Lambert SA 78,396
2,949 KBC Groep NV 221,093
5 Lotus Bakeries NV 48,278
182 Sofina SA 40,814
873 Syensqo SA 82,722
1,489 UCB SA 183,813
2,433 Umicore SA 52,454
2,039 Warehouses De Pauw CVA 58,142
Total 1,568,476
Bermuda (0.1%)
17,100 Aegon, Ltd. 104,324
7,500 CK Infrastructure Holdings, Ltd. 43,927
13,000 Hongkong Land Holdings, Ltd. 39,916
1,900 Jardine Matheson Holdings, Ltd. 70,873
Total 259,040
Cayman Islands (0.3%)
20,200 ESR Cayman, Ltd.
b
21,642
651 Futu Holdings, Ltd. ADR
a
35,252
22,380 Grab Holdings, Ltd.
a
70,273
28,400 Sands China, Ltd.
a
80,123
4,344 Sea, Ltd. ADR
a
233,316
16,000 SITC International Holdings
Company, Ltd. 29,252
97,033 WH Group, Ltd.
b
64,050
20,000 Wharf Real Estate Investment
Company, Ltd. 65,118
Total 599,026
Denmark (3.6%)
36 A.P. Moller - Maersk AS, Class A 46,127
48 A.P. Moller - Maersk AS, Class B 62,585
1,160 Carlsberg AS 158,856
1,486 Coloplast AS 200,635
8,124 Danske Bank AS 243,853
1,170 Demant AS
a
58,153
2,064 DSV AS 335,513
778 Genmab AS
a
233,267
38,439 Novo Nordisk AS 4,930,702
4,395 Novonesis (Novozymes) B 258,521
2,228 Orsted AS
a,b
124,498
996 Pandora AS 160,760
109 Rockwool International AS 35,864
4,113 Tryg AS 84,787
11,895 Vestas Wind Systems AS
a
331,794
Total 7,265,915
Finland (1.0%)
1,675 Elisa Oyj 74,677
5,211 Fortum Oyj 64,336
3,172 Kesko Oyj 59,298
4,004 KONE Oyj 186,535
7,811 Metso Oyj 92,786
4,983 Neste Oil Oyj 135,116
62,805 Nokia Oyj 222,839

International Index Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (97.8%) Value
Finland (1.0%) - continued
37,403 Nordea Bank Abp $ 422,830
1,251 Orion Oyj 46,634
5,317 Sampo Oyj 226,804
6,853 Stora Enso Oyj 95,298
6,287 UPM-Kymmene Oyj 209,463
5,576 Wartsila Corporation 84,742
Total 1,921,358
France (10.9%)
2,229 Accor SA 104,065
402 Aeroports de Paris SA 55,120
6,178 Air Liquide SA 1,285,329
3,348 Alstom SA 50,985
713 Amundi SA
b
48,974
707 Arkema SA 74,433
21,392 AXA SA 803,396
481 BioMerieux 53,051
12,164 BNP Paribas SA 866,017
8,391 Bollore SA 56,062
2,251 Bouygues SA 91,897
3,474 Bureau Veritas SA 106,074
1,830 Capgemini SE 421,104
6,690 Carrefour SA 114,763
5,369 Compagnie de Saint-Gobain SA 416,710
8,000 Compagnie Generale des
Etablissements Michelin SCA 306,588
574 Covivio 29,587
12,585 Credit Agricole SA 187,743
7,584 Danone SA 490,268
235 Dassault Aviation SA 51,740
7,871 Dassault Systemes SE 348,428
2,940 Edenred SE 156,981
866 Eiffage SA 98,285
21,514 Engie SA 360,519
3,475 EssilorLuxottica SA 786,088
495 Eurazeo SE 43,374
534 Gecina SA 54,545
4,211 Groupe Eurotunnel SA 71,698
373 Hermes International SCA 953,309
438 Ipsen SA 52,121
877 Kering SA 347,366
2,499 Klepierre SA 64,688
1,220 La Francaise des Jeux SAEM
b
49,725
3,110 Legrand SA 329,551
2,834 L'Oreal SA 1,342,107
3,252 LVMH Moet Hennessy Louis Vuitton
SE 2,926,148
21,933 Orange SA 257,933
2,409 Pernod-Ricard SA 389,980
2,696 Publicis Groupe SA 293,920
268 Remy Cointreau SA 27,061
2,264 Renault SA 114,242
2,657 Rexel SA 71,773
4,026 Safran SA 911,778
13,408 Sanofi SA 1,304,395
344 Sartorius Stedim Biotech 98,118
6,410 Schneider Electric SE 1,449,154
293 SEB SA 37,487
8,512 Societe Generale SA 228,063
1,042 Sodexo SA 89,324
673 Teleperformance SE 65,372
1,114 Thales SA 189,916
25,572 TotalEnergies SE 1,759,088
8,117 Veolia Environnement SA 264,062
5,897 Vinci SA 756,756
Shares Common Stock (97.8%) Value
France (10.9%) - continued
7,885 Vivendi SE $ 85,930
2,793 Worldline SA
a,b
34,554
Total 22,027,745
Germany (8.2%)
1,908 Adidas AG 426,304
4,614 Allianz SE 1,382,900
10,513 BASF SE 600,756
11,572 Bayer AG 354,389
3,756 Bayerische Motoren Werke AG 433,364
951 Bechtle AG 50,265
1,187 Beiersdorf AG 172,824
1,563 Brenntag AG 131,732
474 Carl Zeiss Meditec AG 59,168
12,417 Commerzbank AG 170,662
1,296 Continental AG 93,552
2,226 Covestro AG
a,b
121,763
6,301 Daimler Truck Holding AG 319,303
2,043 Delivery Hero AG
a,b
58,419
22,830 Deutsche Bank AG 359,580
2,238 Deutsche Boerse AG 458,321
6,949 Deutsche Lufthansa AG
a
54,615
11,676 Deutsche Post AG 503,207
38,178 Deutsche Telekom AG 926,755
1,341 Dr. Ing. h.c. F. Porsche AG
b
133,374
26,445 E.ON SE 368,166
2,706 Evonik Industries AG 53,525
2,419 Fresenius Medical Care AG 92,950
4,976 Fresenius SE & Company KGaA 134,187
1,928 GEA Group AG 81,516
710 Hannover Rueckversicherung SE 194,417
1,535 Heidelberg Materials AG 168,975
1,224 Henkel AG & Company KGaA 88,194
15,382 Infineon Technologies AG 523,075
843 Knorr-Bremse AG 63,760
861 LEG Immobilien AG
a
73,952
9,451 Mercedes-Benz Group AG 752,651
1,522 Merck KGaA 268,383
634 MTU Aero Engines AG 160,800
1,607 Muenchener Rueckversicherungs-
Gesellschaft AG 784,445
671 Nemetschek SE 66,418
1,804 Porsche Automobil Holding SE 95,565
1,226 PUMA SE 55,484
60 Rational AG 51,696
513 Rheinmetall AG 288,523
7,447 RWE AG 253,104
12,300 SAP SE 2,395,051
309 Sartorius AG 122,707
871 Scout24 SE
b
65,620
8,952 Siemens AG 1,709,290
6,120 Siemens Energy AG
a
112,325
3,322 Siemens Healthineers AG
a,b
203,166
1,564 Symrise AG 187,229
750 Talanx AG 59,413
343 Volkswagen AG 52,396
8,636 Vonovia SE 255,210
2,604 Zalando SE
a,b
74,462
Total 16,667,908
Hong Kong (1.5%)
133,800 AIA Group, Ltd. 900,016
43,500 BOC Hong Kong (Holdings), Ltd. 116,636
23,000 CK Asset Holdings, Ltd. 94,776
31,500 CK Hutchison Holdings, Ltd. 151,598

International Index Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (97.8%) Value
Hong Kong (1.5%) - continued
19,500 CLP Holdings, Ltd. $ 155,537
26,000 Galaxy Entertainment Group, Ltd. 130,704
21,000 Hang Lung Properties, Ltd. 21,595
9,000 Hang Seng Bank, Ltd. 98,655
17,000 Henderson Land Development
Company, Ltd. 48,546
45,000 HKT Trust and HKT, Ltd. 52,506
132,162 Hong Kong and China Gas
Company, Ltd. 100,174
14,200 Hong Kong Exchanges & Clearing,
Ltd. 413,763
30,360 Link REIT 130,743
18,500 MTR Corporation, Ltd. 61,123
16,500 Power Assets Holdings, Ltd. 96,667
44,571 Sino Land Company, Ltd. 46,337
17,000 Sun Hung Kai Properties, Ltd. 164,215
5,000 Swire Pacific, Ltd. 41,162
13,800 Swire Properties, Ltd. 29,027
16,000 Techtronic Industries Company,
Ltd. 217,406
13,000 Wharf Holdings, Ltd. 42,736
Total 3,113,922
Ireland (1.0%)
18,508 AIB Group plc 93,955
12,446 Bank of Ireland Group plc 127,013
8,172 CRH plc 705,324
1,164 DCC plc 84,688
2,085 Flutter Entertainment plc
a
415,610
5,184 James Hardie Industries plc
a
208,362
1,852 Kerry Group plc 158,691
1,833 Kingspan Group plc 166,944
3,067 Smurfit Kappa Group plc 139,843
Total 2,100,430
Isle of Man (<0.1%)
7,524 Entain plc 75,503
Total 75,503
Israel (0.7%)
500 Azrieli Group, Ltd. 36,078
14,964 Bank Hapoalim BM 140,234
17,937 Bank Leumi Le-Israel BM 149,101
1,102 Check Point Software Technologies,
Ltd.
a
180,739
492 CyberArk Software, Ltd.
a
130,690
310 Elbit Systems, Ltd. 64,744
1,161 Global-e Online, Ltd.
a
42,203
8,986 ICL Group, Ltd. 47,624
14,571 Israel Discount Bank, Ltd. 75,356
1,824 Mizrahi Tefahot Bank, Ltd. 68,381
341 Monday.com, Ltd.
a
77,022
746 NICE, Ltd.
a
194,140
13,203 Teva Pharmaceutical Industries,
Ltd. ADR
a
186,294
640 Wix.com, Ltd.
a
87,987
Total 1,480,593
Italy (2.0%)
1,446 Amplifon SPA 52,711
11,938 Assicurazioni Generali SPA 302,193
14,278 Banco BPM SPA 94,996
7,251 Davide Campari-Milano NV 72,873
264 DiaSorin SPA 25,477
95,801 Enel SPA 632,432
Shares Common Stock (97.8%) Value
Italy (2.0%) - continued
25,847 Eni SPA $ 409,264
7,193 Finecobank Banca Fineco SPA 107,728
3,903 Infrastrutture Wireless Italiane SPA
b
44,291
172,280 Intesa Sanpaolo SPA 625,471
4,767 Leonardo SPA 119,765
6,007 Mediobanca SPA 89,513
2,426 Moncler SPA 181,030
6,859 Nexi SPA
a,b
43,458
5,385 Poste Italiane SPA
b
67,443
3,094 Prysmian SPA 161,365
1,215 Recordati SPA 67,090
23,752 Snam SPA 112,150
117,366 Telecom Italia SPA
a
28,503
16,573 Terna Rete Elettrica Nazionale SPA 136,988
18,153 UniCredit SPA 689,440
Total 4,064,181
Japan (23.1%)
9,000 Advantest Corporation 399,806
7,700 Aeon Company, Ltd. 182,659
2,300 AGC, Inc. 83,449
1,700 Aisin Corporation 69,467
5,500 Ajinomoto Company, Inc. 205,390
1,900 All Nippon Airways Company, Ltd. 39,709
5,707 Asahi Group Holdings, Ltd. 209,560
2,600 Asahi Intecc Company, Ltd. 45,551
14,800 Asahi Kasei Corporation 108,533
21,300 Astellas Pharma, Inc. 228,821
1,400 Azbil Corporation 38,732
7,100 Bandai Namco Holdings, Inc. 131,742
6,700 Bridgestone Corporation 296,942
2,700 Brother Industries, Ltd. 50,075
11,800 Canon, Inc. 351,582
4,000 Capcom Company, Ltd. 74,937
9,100 Central Japan Railway Company 226,002
6,200 Chiba Bank, Ltd. 51,591
7,600 Chubu Electric Power Company,
Inc. 99,379
7,900 Chugai Pharmaceutical Company,
Ltd. 301,902
12,500 Concordia Financial Group, Ltd. 62,828
2,400 Dai Nippon Printing Company, Ltd. 73,502
3,600 Daifuku Company, Ltd. 86,290
11,100 Dai-Ichi Mutual Life Insurance
Company, Ltd. 283,100
21,800 Daiichi Sankyo Company, Ltd. 693,652
3,100 Daikin Industries, Ltd. 423,276
700 Daito Trust Construction Company,
Ltd. 79,858
7,000 Daiwa House Industry Company,
Ltd. 208,358
15,700 Daiwa Securities Group, Inc. 119,451
22,300 Denso Corporation 427,082
2,400 Dentsu Group, Inc. 66,640
1,100 DISCO Corporation 402,087
10,800 East Japan Railway Company 207,200
3,000 Eisai Company, Ltd. 123,566
33,900 Eneos Holdings, Inc. 163,325
11,200 FANUC Corporation 312,441
2,100 Fast Retailing Company, Ltd. 650,635
1,500 Fuji Electric Company, Ltd. 100,657
13,200 FUJIFILM Holdings NPV 296,401
21,000 Fujitsu, Ltd. 336,084
54 GLP J-REIT 45,252
1,700 Hamamatsu Photonics KK 59,936

International Index Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (97.8%) Value
Japan (23.1%) - continued
2,700 Hankyu Hanshin Holdings, Inc. $ 77,466
200 Hikari Tsushin, Inc. 37,614
300 Hirose Electric Company, Ltd. 30,828
1,300 Hitachi Construction Machinery
Company, Ltd. 39,223
10,900 Hitachi, Ltd. 996,047
54,400 Honda Motor Company, Ltd. 673,129
1,300 Hoshizaki Corporation 47,433
4,100 Hoya Corporation 512,791
4,500 Hulic Company, Ltd. 46,217
1,300 IBIDEN Company, Ltd. 58,223
11,400 Idemitsu Kosan Company, Ltd. 78,160
1,800 Iida Group Holdings Company, Ltd. 23,295
11,400 Inpex Corporation 173,294
6,900 Isuzu Motors, Ltd. 93,270
14,000 ITOCHU Corporation 601,434
1,700 Japan Airlines Company, Ltd. 32,279
5,900 Japan Exchange Group, Inc. 159,804
81 Japan Metropolitan Fund
Investment Corporation 50,470
17,000 Japan Post Bank Company, Ltd. 182,670
24,500 Japan Post Holdings Company,
Ltd. 246,841
2,300 Japan Post Insurance Company,
Ltd. 43,965
15 Japan Real Estate Investment
Corporation 53,473
14,100 Japan Tobacco, Inc. 375,933
6,800 JFE Holdings, Inc. 112,701
2,100 JSR Corporation 60,108
5,000 Kajima Corporation 102,623
8,300 Kansai Electric Power Company,
Inc. 118,431
5,500 Kao Corporation 205,525
4,500 Kawasaki Kisen Kaisha, Ltd. 60,512
17,600 KDDI Corporation 520,374
49 KDX Realty Investment Corporation 52,082
1,600 Keisei Electric Railway Company,
Ltd. 65,064
2,300 Keyence Corporation 1,067,800
8,000 Kikkoman Corporation 102,676
2,100 Kintetsu Group Holdings Company,
Ltd. 61,166
9,200 Kirin Holdings Company, Ltd. 127,938
1,800 Kobe Bussan Company, Ltd. 44,106
2,400 Koito Manufacturing Company, Ltd. 32,351
10,900 Komatsu, Ltd. 322,540
1,200 Konami Group Corporation 81,743
11,800 Kubota Corporation 185,139
15,100 Kyocera Corporation 202,508
3,200 Kyowa Hakko Kirin Company, Ltd. 57,572
900 Lasertec Corporation 256,527
31,500 LY Corporation 79,788
5,200 M3, Inc. 74,835
2,600 Makita Corporation 73,893
16,900 Marubeni Corporation 292,702
4,000 MatsukiyoCocokara & Company 64,228
6,700 Mazda Motor Corporation 77,650
1,000 McDonald's Holdings Company
(Japan), Ltd. 44,967
2,800 MEIJI Holdings Company, Ltd. 61,131
4,300 Minebea Mitsumu, Inc. 84,345
3,400 MISUMI Group, Inc. 47,365
15,100 Mitsubishi Chemical Group
Corporation 92,024
40,600 Mitsubishi Corporation 938,316
Shares Common Stock (97.8%) Value
Japan (23.1%) - continued
22,800 Mitsubishi Electric Corporation $ 381,648
13,300 Mitsubishi Estate Company, Ltd. 242,671
9,400 Mitsubishi HC Capital, Inc. 65,562
38,000 Mitsubishi Heavy Industries, Ltd. 344,407
130,800 Mitsubishi UFJ Financial Group,
Inc. 1,330,773
15,200 Mitsui & Company, Ltd. 710,624
2,000 Mitsui Chemicals, Inc. 58,672
31,500 Mitsui Fudosan Company, Ltd. 339,616
4,100 Mitsui O.S.K. Lines, Ltd. 125,077
28,430 Mizuho Financial Group, Inc. 562,212
2,900 MonotaRO Company, Ltd. 34,907
15,300 MS and AD Insurance Group
Holdings, Inc. 270,160
20,300 Murata Manufacturing Company,
Ltd. 379,659
2,900 NEC Corporation 211,715
4,000 NEXON Company, Ltd. 66,486
4,900 Nidec Corporation 203,199
12,200 Nintendo Company, Ltd. 665,688
18 Nippon Building Fund, Inc. 72,002
900 Nippon Express Holdings, Inc. 45,941
11,200 Nippon Paint Holdings Company,
Ltd. 80,608
27 Nippon Prologis REIT, Inc. 48,098
2,000 Nippon Sanso Holdings
Corporation 62,751
10,100 Nippon Steel Corporation
c
243,051
352,000 Nippon Telegraph and Telephone
Corporation 419,268
5,400 Nippon Yusen Kabushiki Kaisha 148,252
1,500 Nissan Chemical Corporation 56,814
28,300 Nissan Motor Company, Ltd. 112,138
2,400 Nissin Foods Holdings Company,
Ltd. 66,164
900 Nitori Holdings Company, Ltd. 136,397
1,700 Nitto Denko Corporation 155,451
35,400 Nomura Holdings, Inc. 226,578
1,300 Nomura Real Estate Holdings, Inc. 36,727
47 Nomura Real Estate Master Fund,
Inc. 46,475
4,500 Nomura Research Institute, Ltd. 127,119
7,400 NTT Data Group Corporation 117,645
7,600 Obayashi Corporation 90,367
800 OBIC Company, Ltd. 120,841
3,700 Odakyu Electric Railway Company,
Ltd. 51,004
14,200 Olympus Corporation 204,456
2,100 OMRON Corporation 75,195
4,300 Ono Pharmaceutical Company, Ltd. 70,455
500 Oracle Corporation Japan 37,601
12,900 Oriental Land Company, Ltd. 413,261
13,800 ORIX Corporation 301,830
4,400 Osaka Gas Company, Ltd. 98,982
2,600 Otsuka Corporation 55,168
4,900 Otsuka Holdings Company, Ltd. 203,538
4,500 Pan Pacific International Holdings
Company 119,258
26,000 Panasonic Holdings Corporation 248,138
17,700 Rakuten Group, Inc.
a
100,467
17,000 Recruit Holdings Company, Ltd. 746,416
17,300 Renesas Electronics Corporation 308,297
25,000 Resona Holdings, Inc. 154,112
6,400 Ricoh Company, Ltd. 56,863
3,900 Rohm Company, Ltd. 62,551
2,900 SBI Holdings, Inc. 76,067

International Index Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (97.8%) Value
Japan (23.1%) - continued
1,000 SCREEN Holdings Company, Ltd. $ 129,655
1,800 SCSK Corporation 33,458
2,500 Secom Company, Ltd. 181,383
3,400 Seiko Epson Corporation 59,475
4,500 Sekisui Chemical Company, Ltd. 65,838
7,000 Sekisui House, Ltd. 159,444
26,600 Seven & I Holdings Company, Ltd. 387,719
3,800 SG Holdings Company, Ltd. 48,123
3,000 Sharp Corporation
a
16,708
2,800 Shimadzu Corporation 77,992
900 Shimano, Inc. 133,887
6,000 Shimizu Corporation 38,746
21,200 Shin-Etsu Chemical Company, Ltd. 929,873
2,900 Shionogi & Company, Ltd. 148,195
4,700 Shiseido Company, Ltd. 128,970
5,500 Shizuoka Financial Group, Inc. 52,335
700 SMC Corporation 394,912
33,900 SoftBank Corporation 436,461
12,100 SoftBank Group Corporation 718,563
10,500 Sompo Holdings, Inc. 220,081
14,900 Sony Group Corporation 1,277,686
1,000 Square Enix Holdings Company,
Ltd. 38,566
7,100 Subaru Corporation 160,800
4,100 Sumco Corporation 64,824
12,200 Sumitomo Corporation 293,873
8,400 Sumitomo Electric Industries, Ltd. 130,161
2,900 Sumitomo Metal Mining Company,
Ltd. 86,595
15,000 Sumitomo Mitsui Financial Group,
Inc. 877,091
7,700 Sumitomo Mitsui Trust Holdings,
Inc. 165,909
3,400 Sumitomo Realty & Development
Company, Ltd. 126,682
1,600 Suntory Beverage and Food, Ltd. 54,120
18,400 Suzuki Motor Corporation 210,078
6,000 Sysmex Corporation 107,069
5,800 T&D Holdings, Inc. 100,828
2,000 Taisei Corporation 72,898
18,600 Takeda Pharmaceutical Company,
Ltd. 517,338
4,600 TDK Corporation 225,897
15,800 Terumo Corporation 289,119
2,600 TIS, Inc. 55,785
2,200 Tobu Railway Company, Ltd. 55,011
1,300 Toho Company, Ltd. 43,167
21,200 Tokio Marine Holdings, Inc. 664,541
18,000 Tokyo Electric Power Company
Holdings, Inc.
a
109,406
5,600 Tokyo Electron, Ltd. 1,458,515
4,400 Tokyo Gas Company, Ltd. 100,025
5,900 Tokyu Corporation 71,843
2,700 TOPPAN Holdings, Inc. 67,681
16,100 Toray Industries, Inc. 77,310
1,700 TOTO, Ltd. 47,660
1,700 Toyota Industries Corporation 177,873
124,900 Toyota Motor Corporation 3,156,844
2,500 Toyota Tsusho Corporation 171,677
1,600 Trend Micro, Inc. 81,259
4,800 Unicharm Corporation 152,814
4,800 USS Company, Ltd. 39,682
5,200 West Japan Railway Company 108,369
3,050 Yakult Honsha Company, Ltd. 62,337
1,500 Yamaha Corporation 32,377
10,500 Yamaha Motor Company, Ltd. 96,722
Shares Common Stock (97.8%) Value
Japan (23.1%) - continued
3,100 Yamato Holdings Company, Ltd. $ 44,617
2,800 Yaskawa Electric Corporation 119,209
2,700 Yokogawa Electric Corporation 62,179
1,100 Zensho Holdings Company, Ltd. 45,743
1,600 ZOZO, Inc. 39,712
Total 46,915,171
Jersey (0.6%)
10,823 Experian plc 471,589
122,154 Glencore plc 670,327
12,660 WPP plc 119,980
Total 1,261,896
Luxembourg (0.2%)
6,027 ArcelorMittal SA 165,665
1,591 Eurofins Scientific SE 101,348
5,562 Tenaris SA 109,968
Total 376,981
Netherlands (6.6%)
5,608 ABN AMRO Bank NV
b
95,966
256 Adyen NV
a,b
432,420
2,358 AerCap Holdings NV
a
204,934
6,983 Airbus SE 1,286,474
2,009 Akzo Nobel NV 150,108
697 Argenx SE
a
274,809
553 ASM International NV 338,660
4,748 ASML Holding NV 4,603,019
1,867 ASR Nederland NV 91,501
908 BE Semiconductor Industries NV 139,087
1,009 Euronext NV
b
96,027
1,102 EXOR NV 122,638
1,485 Ferrari NV 647,515
6,107 Ferrovial SE 241,788
1,527 Heineken Holding NV 123,235
3,392 Heineken NV 327,016
671 IMCD NV 118,103
39,144 ING Groep NV 644,441
1,132 JDE Peet's BV 23,766
39,522 Koninklijke (Royal) KPN NV 147,829
11,218 Koninklijke Ahold Delhaize NV 335,664
9,168 Koninklijke Philips NV
a
183,489
3,189 NN Group NV 147,221
1,243 OCI NV 34,069
17,230 Prosus NV 539,307
2,605 QIAGEN NV 111,332
1,282 Randstad Holding NV 67,697
26,098 Stellantis NV 741,422
8,050 STMicroelectronics NV 346,459
9,656 Universal Music Group NV 290,167
2,927 Wolters Kluwer NV 458,340
Total 13,364,503
New Zealand (0.3%)
15,643 Auckland International Airport, Ltd. 78,038
1,808 EBOS Group, Ltd. 36,977
6,878 Fisher & Paykel Healthcare
Corporation, Ltd. 105,403
8,194 Mercury NZ, Ltd. 33,926
15,024 Meridian Energy, Ltd. 53,049
21,356 Spark New Zealand, Ltd. 60,797
1,697 Xero, Ltd.
a
147,349
Total 515,539

International Index Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (97.8%) Value
Norway (0.6%)
4,062 Adevinta ASA
a,d
$ 42,578
3,722 Aker BP ASA 93,353
10,902 DNB Bank ASA 216,705
10,612 Equinor ASA 284,555
2,356 Gjensidige Forsikring ASA 34,196
1,022 Kongsberg Gruppen ASA 70,567
5,482 Mowi ASA 100,697
15,628 Norsk Hydro ASA 85,882
8,142 Orkla ASA 57,505
778 SalMar ASA 51,347
7,418 Telenor ASA 82,506
1,923 Yara International ASA 60,976
Total 1,180,867
Portugal (0.2%)
36,962 EDP - Energias de Portugal SA 144,213
5,474 Galp Energia SGPS SA 90,499
3,336 Jeronimo Martins SGPS SA 66,187
Total 300,899
Singapore (1.1%)
62,729 CapitaLand Integrated Commercial
Trust 91,977
30,200 Capitaland Investment, Ltd. 59,928
43,954 Capland Ascendas REIT 90,162
5,700 City Developments, Ltd. 24,692
21,300 DBS Group Holdings, Ltd. 568,451
70,200 Genting Singapore, Ltd. 46,040
1,200 Jardine Cycle & Carriage, Ltd. 21,485
17,200 Keppel, Ltd. 93,466
40,323 Mapletree Logistics Trust 43,597
27,800 Mapletree Pan Asia Commercial
Trust 26,349
39,863 Oversea-Chinese Banking
Corporation, Ltd. 398,306
522,409 Seatrium, Ltd.
a
30,532
10,500 Sembcorp Industries, Ltd. 41,975
17,300 Singapore Airlines, Ltd. 81,993
10,000 Singapore Exchange, Ltd. 68,243
18,100 Singapore Technologies
Engineering, Ltd. 53,889
97,300 Singapore Telecommunications,
Ltd. 182,858
14,900 United Overseas Bank, Ltd. 323,926
22,300 Wilmar International, Ltd. 56,645
Total 2,304,514
Spain (2.5%)
291 Acciona SA 35,415
2,486 ACS Actividades de Construccion y
Servicios SA 104,110
883 Aena SME SA
b
173,911
5,306 Amadeus IT Holding SA 340,629
68,764 Banco Bilbao Vizcaya Argentaria
SA 818,879
190,630 Banco Santander SA 931,122
44,183 CaixaBank SA 214,402
5,409 Cellnex Telecom SA
b
191,342
3,568 EDP Renovaveis SA 48,319
2,891 Enagas SA 42,948
3,689 Endesa SA 68,399
3,465 Grifols SA
a
31,168
72,284 Iberdrola SA 897,796
12,849 Industria de Diseno Textil SA 647,030
4,780 Redeia Corporacion SA 81,648
Shares Common Stock (97.8%) Value
Spain (2.5%) - continued
14,294 Repsol SA $ 238,585
57,574 Telefonica SA 254,262
Total 5,119,965
Supranational (0.1%)
1,392 Unibail-Rodamco-Westfield
a
111,982
Total 111,982
Sweden (3.0%)
1,510 AB Industrivarden, Class A 51,929
1,772 AB Industrivarden, Class C 60,933
3,408 Alfa Laval AB 133,915
11,806 Assa Abloy AB 338,812
31,639 Atlas Copco AB, Class A 534,337
18,385 Atlas Copco AB, Class B 271,546
4,471 Beijer Ref AB 66,385
3,222 Boliden AB 89,467
7,762 Epiroc AB, Class A 145,713
4,593 Epiroc AB, Class B 77,782
4,398 EQT AB 139,238
7,177 Essity Aktiebolag 170,483
2,159 Evolution Gaming Group AB
b
268,156
7,573 Fastighets AB Balder
a
55,627
2,657 Getinge AB 53,440
7,608 Hennes & Mauritz AB 124,057
24,455 Hexagon AB 289,081
885 Holmen AB 36,002
4,124 Husqvarna AB 35,289
3,218 Indutrade AB 87,648
1,744 Investment AB Latour 45,847
20,387 Investor AB, Class B 511,598
883 L E Lundbergforetagen AB 47,795
2,746 Lifco AB 71,710
17,851 NIBE Industrier AB 87,781
943 Saab AB 83,883
2,402 Sagax AB 63,366
12,559 Sandvik AB 278,820
5,712 Securitas AB 58,885
18,692 Skandinaviska Enskilda Banken AB 253,231
4,008 Skanska AB 71,377
4,015 SKF AB 81,965
7,138 Svenska Cellulosa AB SCA 109,740
17,180 Svenska Handelsbanken AB 173,690
10,000 Swedbank AB 198,477
2,296 Swedish Orphan Biovitrum AB
a
57,314
6,317 Tele2 AB 51,872
34,492 Telefonaktiebolaget LM Ericsson 185,503
27,403 Telia Company AB 70,232
2,326 Volvo AB, Class A 64,050
17,775 Volvo AB, Class B
c
481,728
8,774 Volvo Car AB
a
33,218
Total 6,111,922
Switzerland (9.3%)
18,843 ABB, Ltd. 874,132
1,885 Adecco SA 74,575
5,886 Alcon, Inc. 486,840
1,168 Avolta AG
a
48,632
398 Bachem Holding AG 38,114
539 Baloise Holding AG 84,518
350 Banque Cantonale Vaudoise 40,718
42 Barry Callebaut AG 61,009
249 BKW FMB Energie 38,263
1 Chocoladefabriken Lindt and
Spruengli AG 120,639

International Index Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (97.8%) Value
Switzerland (9.3%) - continued
2,541 Clariant AG $ 34,379
2,567 Coca-Cola HBC AG 81,118
6,332 Compagnie Financiere Richemont
SA 963,986
2,191 DSM-Firmenich AG 249,188
83 EMS-CHEMIE Holding AG 63,613
394 Geberit AG 232,847
109 Givaudan SA 485,240
431 Helvetia Holding AG 59,422
6,139 Holcim AG 556,174
2,426 Julius Baer Group, Ltd. 140,704
640 Kuehne & Nagel International AG 178,060
11 Lindt & Spruengli AG 131,657
1,937 Logitech International SA 173,573
877 Lonza Group AG 524,094
31,449 Nestle SA 3,341,455
24,143 Novartis AG 2,338,453
267 Partners Group Holding AG 381,406
377 Roche Holding AG, Bearer Shares 101,663
8,275 Roche Holding AG, Participation
Certificates 2,112,765
4,823 Sandoz Group AG
a
145,586
277 Schindler Holding AG 67,590
480 Schindler Holding AG, Participation
Certificates 120,825
1,766 SGS SA 171,448
3,602 SIG Group AG 79,872
1,796 Sika AG 534,400
597 Sonova Holding AG 172,887
1,315 Straumann Holding AG 209,818
341 Swatch Group AG, Bearer Shares 79,177
620 Swatch Group AG, Registered
Shares 28,113
348 Swiss Life Holding AG 244,084
904 Swiss Prime Site AG 85,272
3,553 Swiss Re AG 457,040
305 Swisscom AG 186,677
742 Temenos AG 53,076
38,740 UBS Group AG 1,192,841
318 VAT Group AG
b
164,277
1,724 Zurich Insurance Group AG 931,330
Total 18,941,550
United Kingdom (13.0%)
11,465 3i Group plc 406,519
21,860 ABRDN plc 38,941
3,067 Admiral Group plc 109,914
14,967 Anglo American plc 368,829
4,645 Antofagasta plc 119,311
5,154 Ashtead Group plc 367,115
4,003 Associated British Foods plc 126,298
18,259 AstraZeneca plc 2,452,980
10,627 Auto Trader Group plc
b
93,846
32,268 Aviva PLC 202,472
35,721 BAE Systems plc 608,879
178,503 Barclays plc 413,707
11,320 Barratt Developments plc 67,944
1,236 Berkeley Group Holdings plc 74,259
201,620 BP plc 1,264,847
23,708 British American Tobacco plc 719,563
76,161 BT Group plc 105,404
3,981 Bunzl plc 153,179
4,222 Burberry Group plc 64,581
63,253 Centrica plc 101,968
2,432 Coca-Cola European Partners plc 170,118
Shares Common Stock (97.8%) Value
United Kingdom (13.0%) - continued
20,130 Compass Group plc $ 590,465
1,563 Croda International plc 96,711
26,331 Diageo plc 974,304
2,108 Endeavour Mining plc 42,776
48,471 GSK plc 1,040,690
81,546 Haleon plc 341,741
4,472 Halma plc 133,536
4,190 Hargreaves Lansdown plc 38,888
1,926 Hikma Pharmaceuticals plc 46,592
225,653 HSBC Holdings plc 1,763,888
9,891 Imperial Brands plc 221,109
16,184 Informa plc 169,802
1,946 InterContinental Hotels Group plc 202,212
1,901 Intertek Group plc 119,664
19,253 J Sainsbury plc 65,738
30,101 JD Sports Fashion plc 51,137
22,109 Kingfisher plc 69,583
8,219 Land Securities Group plc 68,266
70,432 Legal & General Group plc 226,275
748,771 Lloyds TSB Group plc 489,693
4,906 London Stock Exchange Group plc 587,022
26,505 M&G plc 73,772
15,636 Melrose Industries plc 132,764
5,199 Mondi plc 91,572
43,814 National Grid plc 590,349
66,909 NatWest Group plc 224,101
1,427 Next plc 166,337
6,729 Ocado Group plc
a
38,590
7,426 Pearson plc 97,782
3,710 Persimmon plc 61,514
8,725 Phoenix Group Holdings plc 60,922
32,388 Prudential plc 303,753
8,408 Reckitt Benckiser Group plc 479,298
22,207 RELX plc 957,685
29,713 Rentokil Initial plc 176,659
13,265 Rio Tinto plc 838,677
99,139 Rolls-Royce Holdings plc
a
533,403
12,013 Sage Group plc 191,992
9,362 Schroders plc 44,477
13,737 SEGRO plc 156,623
3,171 Severn Trent plc 98,945
76,593 Shell plc 2,541,314
10,297 Smith & Nephew plc 128,908
4,094 Smiths Group plc 84,862
869 Spirax-Sarco Engineering plc 110,255
12,873 SSE plc 268,376
6,372 St. James's Place plc 37,382
26,619 Standard Chartered plc 225,668
41,644 Taylor Wimpey plc 71,997
83,109 Tesco plc 311,282
29,452 Unilever plc 1,478,542
8,032 United Utilities Group plc 104,365
271,112 Vodafone Group plc 240,456
2,196 Whitbread plc 91,810
7,242 Wise plc
a
84,654
Total 26,469,852
Total Common Stock
(cost $149,239,270) 198,556,964
Shares Preferred Stock ( 0.3% )
Germany (0.3%)
694 Bayerische Motoren Werke AG 74,468
1,994 Henkel AG & Company KGaA 160,270

International Index Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Preferred Stock (0.3%) Value
Germany (0.3%) - continued
2,429 Volkswagen AG $ 322,145
Total 556,883
Total Preferred Stock
(cost $563,119) 556,883
Shares
Collateral Held for Securities
Loaned ( 0.3% )
711,900 Thrivent Cash Management Trust 711,900
Total Collateral Held for
Securities Loaned
(cost $711,900) 711,900
Shares or
Principal
Amount Short-Term Investments ( 1.3% )
Federal Home Loan Bank Discount
Notes
100,000 5.230%,  4/3/2024
e,f
99,914
100,000 5.230%,  5/8/2024
e,f
99,405
Thrivent Core Short-Term Reserve
Fund
235,262 5.590% 2,352,622
Total Short-Term Investments
(cost $2,551,968) 2,551,941
Total Investments (cost
$153,066,257) 99.7% $202,377,688
Other Assets and Liabilities,
Net 0.3% 656,565
Total Net Assets 100.0% $203,034,253
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of March 28, 2024, the value of these investments was $2,671,384 or 1.3% of
total net assets.
c All or a portion of the security is on loan.
d Security received as part of a corporate restructure prior to year end with a contractual restriction on its sale of less than one month.
e The interest rate shown reflects the yield.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent International Index
Portfolio as of March 28, 2024:
Securities Lending Transactions
Common Stock $ 635,134
Total lending $635,134
Gross amount payable upon return of
collateral for securities loaned $711,900
Net amounts due to counterparty $76,766
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.

International Index Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 28, 2024, in valuing International Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 7,983,424 233,316 7,750,108 –
Consumer Discretionary 24,488,563 42,203 24,446,360 –
Consumer Staples 16,838,671 170,118 16,668,553 –
Energy 8,135,824 – 8,135,824 –
Financials 38,475,461 35,252 38,440,209 –
Health Care 25,266,038 186,294 25,079,744 –
Industrials 33,449,560 275,207 33,174,353 –
Information Technology 18,771,437 476,438 18,294,999 –
Materials 14,384,959 – 14,384,959 –
Real Estate 4,574,597 – 4,574,597 –
Utilities 6,188,430 – 6,188,430 –
Preferred Stock
Consumer Discretionary 396,613 – 396,613 –
Consumer Staples 160,270 – 160,270 –
Short-Term Investments 199,319 – 199,319 –
Subtotal Investments in Securities $199,313,166 $1,418,828 $197,894,338 $–
Other Investments  * Total
Affiliated Short-Term Investments 2,352,622
Collateral Held for Securities Loaned 711,900
Subtotal Other Investments $3,064,522
Total Investments at Value $202,377,688
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of March 28, 2024, in valuing International Index Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 29,437 29,437 – –
Total Asset Derivatives $29,437 $29,437 $– $–
The following table presents International Index Portfolio's futures contracts held as of March 28, 2024. Investments and/or cash totaling $199,319 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
ICE mini MSCI EAFE Index 25 June 2024 $ 2,916,938 $ 29,437
Total Futures Long Contracts $ 2,916,938 $ 29,437
Total Futures Contracts $ 2,916,938 $29,437

International Index Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in International Index Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
3/28/2024
Shares Held at
3/28/2024
% of Net
Assets
3/28/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.590% $2,283 $2,657 $2,587 $2,353 235 1.2%
Total Affiliated Short-Term Investments 2,283 2,353 1.2
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 648 2,401 2,337 712 712 0.3
Total Collateral Held for Securities Loaned 648 712 0.3
Total Value $2,931 $3,065
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 3/28/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.590% $– $– $ – $35
Total Income/Non Cash Income from Affiliated
Investments $35
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 1
Total Affiliated Income from Securities Loaned, Net $1
Total Value $– $– $ –

Large Cap Growth Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 97 .4% ) Value
Communications Services (10.6%)
1,026,466 Alphabet, Inc., Class C
a
$ 156,289,713
281,664 Meta Platforms, Inc. 136,770,405
Total 293,060,118
Consumer Discretionary (14.5%)
1,276,249 Amazon.com, Inc.
a
230,209,795
540,653 eBay, Inc. 28,535,665
205,063 Expedia Group, Inc.
a
28,247,428
156,819 Home Depot, Inc. 60,155,769
301,651 Tesla, Inc.
a
53,027,229
Total 400,175,886
Consumer Staples (2.3%)
346,606 BJ's Wholesale Club Holdings,
Inc.
a
26,220,744
629,742 Walmart, Inc. 37,891,576
Total 64,112,320
Energy (2.3%)
714,079 Halliburton Company 28,148,994
138,092 Pioneer Natural Resources
Company 36,249,150
Total 64,398,144
Financials (8.1%)
136,814 American Express Company 31,151,180
69,887 Ameriprise Financial, Inc. 30,641,256
63,527 FactSet Research Systems, Inc. 28,866,034
208,287 Intercontinental Exchange, Inc. 28,624,882
147,923 J.P. Morgan Chase & Company 29,628,977
811,605 KeyCorp 12,831,475
469,423 PayPal Holdings, Inc.
a
31,446,647
220,640 Raymond James Financial, Inc. 28,334,589
Total 221,525,040
Health Care (10.9%)
109,615 Amgen, Inc. 31,165,737
174,134 Danaher Corporation 43,484,742
30,492 Eli Lilly & Company 23,721,556
104,929 Intuitive Surgical, Inc.
a
41,876,115
127,014 Laboratory Corporation of America
Holdings 27,747,478
330,838 Medtronic plc 28,832,532
72,388 Molina Healthcare, Inc.
a
29,739,162
372,775 Novo Nordisk AS ADR 47,864,310
151,661 Zoetis, Inc. 25,662,558
Total 300,094,190
Industrials (6.3%)
87,207 Caterpillar, Inc. 31,955,261
428,389 Fastenal Company 33,045,927
63,541 Northrop Grumman Corporation 30,414,535
660,910 Uber Technologies, Inc.
a
50,883,461
185,366 United Parcel Service, Inc. 27,550,949
Total 173,850,133
Information Technology (40.3%)
92,899 Adobe, Inc.
a
46,876,835
346,360 Advanced Micro Devices, Inc.
a
62,514,516
904,424 Apple, Inc. 155,090,628
177,385 Applied Materials, Inc. 36,582,109
151,131 CDW Corporation 38,656,287
443,733 Fortinet, Inc.
a
30,311,401
704,608 Microsoft Corporation 296,442,678
Shares Common Stock (97.4%) Value
Information Technology (40.3%) - continued
260,393 NVIDIA Corporation $ 235,280,699
257,105 QUALCOMM, Inc. 43,527,877
159,579 Salesforce, Inc. 48,062,003
84,450 ServiceNow, Inc.
a
64,384,680
336,737 Shopify, Inc.
a
25,985,994
61,885 Tyler Technologies, Inc.
a
26,301,744
Total 1,110,017,451
Materials (1.1%)
152,807 Nucor Corporation 30,240,505
Total 30,240,505
Real Estate (1.0%)
120,678 SBA Communications Corporation 26,150,923
Total 26,150,923
Total Common Stock
(cost $1,450,585,549) 2,683,624,710
Shares
Registered Investment
Companies ( 1 .0% ) Value
U.S. Unaffiliated  (1.0%)
199,274 iShares Biotechnology ETF 27,344,378
Total 27,344,378
Total Registered Investment
Companies (cost $26,987,132) 27,344,378
Shares Short-Term Investments ( 1 .6% ) Value
Thrivent Core Short-Term Reserve
Fund
4,290,825 5.590% 42,908,250
Total Short-Term Investments
(cost $42,908,250) 42,908,250
Total Investments (cost
$1,520,480,931) 100.0% $ 2,753,877,338
Other Assets and Liabilities, Net
<0.1% 312,109
Total Net Assets 100.0% $ 2,754,189,447
a Non-income producing security.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
plc - Public Limited Company

Large Cap Growth Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 28, 2024, in valuing Large Cap Growth Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 293,060,118 293,060,118 – –
Consumer Discretionary 400,175,886 400,175,886 – –
Consumer Staples 64,112,320 64,112,320 – –
Energy 64,398,144 64,398,144 – –
Financials 221,525,040 221,525,040 – –
Health Care 300,094,190 300,094,190 – –
Industrials 173,850,133 173,850,133 – –
Information Technology 1,110,017,451 1,110,017,451 – –
Materials 30,240,505 30,240,505 – –
Real Estate 26,150,923 26,150,923 – –
Registered Investment Companies
U.S. Unaffiliated 27,344,378 27,344,378 – –
Subtotal Investments in Securities $ 2,710,969,088 $ 2,710,969,088 $ – $ –
Other Investments  * Total
Affiliated Short-Term Investments 42,908,250
Subtotal Other Investments $ 42,908,250
Total Investments at Value $ 2,753,877,338
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Growth Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
3/28/2024
Shares Held at
3/28/2024
% of Net
Assets
3/28/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.590% $ 57,373 $ 36,916 $ 51,381 $ 42,908 4,291 1.6%
Total Affiliated Short-Term Investments 57,373 42,908 1.6
Total Value $ 57,373 $ 42,908
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 3/28/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.590% $– $– $ – $ 630
Total Income/Non Cash Income from Affiliated
Investments $ 630
Total Value $– $– $ –

Large Cap Index Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 99.2% ) Value
Communications Services (8.9%)
240,296 Alphabet, Inc., Class A
a
$ 36,267,875
201,182 Alphabet, Inc., Class C
a
30,631,971
291,552 AT&T, Inc. 5,131,315
4,027 Charter Communications, Inc.
a
1,170,367
161,573 Comcast Corporation 7,004,190
9,920 Electronic Arts, Inc. 1,316,086
9,758 Fox Corporation, Class A 305,133
5,379 Fox Corporation, Class B 153,947
15,618 Interpublic Group of Companies,
Inc. 509,615
5,786 Live Nation Entertainment, Inc.
a
611,985
11,084 Match Group, Inc.
a
402,128
89,710 Meta Platforms, Inc. 43,561,382
17,646 Netflix, Inc.
a
10,716,945
15,496 News Corporation, Class A 405,685
4,675 News Corporation, Class B 126,506
8,073 Omnicom Group, Inc. 781,143
19,673 Paramount Global 231,551
6,466 Take-Two Interactive Software,
Inc.
a
960,136
21,294 T-Mobile US, Inc. 3,475,607
171,435 Verizon Communications, Inc. 7,193,413
74,796 Walt Disney Company 9,152,039
90,487 Warner Brothers Discovery, Inc.
a
789,952
Total 160,898,971
Consumer Discretionary (10.3%)
17,760 Airbnb, Inc.
a
2,929,690
372,734 Amazon.com, Inc.
a
67,233,759
11,378 Aptiv plc
a
906,258
705 AutoZone, Inc.
a
2,221,913
9,213 Bath & Body Works, Inc. 460,834
7,817 Best Buy Company, Inc. 641,229
1,423 Booking Holdings, Inc. 5,162,473
9,370 BorgWarner, Inc. 325,514
8,796 Caesars Entertainment, Inc.
a
384,737
6,439 CarMax, Inc.
a
560,901
41,082 Carnival Corporation
a
671,280
1,118 Chipotle Mexican Grill, Inc.
a
3,249,769
12,177 D.R. Horton, Inc. 2,003,725
4,869 Darden Restaurants, Inc. 813,853
1,047 Deckers Outdoor Corporation
a
985,499
1,422 Domino's Pizza, Inc. 706,563
21,163 eBay, Inc. 1,116,983
4,883 Etsy, Inc.
a
335,560
5,332 Expedia Group, Inc.
a
734,483
159,142 Ford Motor Company 2,113,406
6,241 Garmin, Ltd. 929,098
47,074 General Motors Company 2,134,806
5,717 Genuine Parts Company 885,735
5,319 Hasbro, Inc. 300,630
10,282 Hilton Worldwide Holdings, Inc. 2,193,253
40,583 Home Depot, Inc. 15,567,639
15,058 Las Vegas Sands Corporation 778,499
10,078 Lennar Corporation 1,733,214
10,912 LKQ Corporation 582,810
23,451 Lowe's Companies, Inc. 5,973,673
4,683 Lululemon Athletica , Inc.
a
1,829,414
10,060 Marriott International, Inc./MD 2,538,239
29,577 McDonald's Corporation 8,339,235
11,143 MGM Resorts International
a
526,061
2,155 Mohawk Industries, Inc.
a
282,068
49,634 NIKE, Inc. 4,664,603
17,347 Norwegian Cruise Line Holdings,
Ltd.
a
363,073
Shares Common Stock (99.2%) Value
Consumer Discretionary (10.3%) - continued
130 NVR, Inc.
a
$ 1,052,995
2,409 O'Reilly Automotive, Inc.
a
2,719,472
1,577 Pool Corporation 636,320
8,649 PulteGroup, Inc. 1,043,242
1,592 Ralph Lauren Corporation 298,914
13,728 Ross Stores, Inc. 2,014,721
9,620 Royal Caribbean Cruises, Ltd.
a
1,337,276
46,167 Starbucks Corporation 4,219,202
9,353 Tapestry, Inc. 444,080
112,982 Tesla, Inc.
a
19,861,106
46,472 TJX Companies, Inc. 4,713,190
4,409 Tractor Supply Company 1,153,923
1,980 Ulta Beauty, Inc.
a
1,035,302
13,476 VF Corporation 206,722
3,886 Wynn Resorts, Ltd. 397,266
11,458 Yum! Brands, Inc. 1,588,652
Total 185,902,862
Consumer Staples (5.9%)
71,908 Altria Group, Inc. 3,136,627
21,749 Archer-Daniels-Midland Company 1,366,055
7,373 Brown-Forman Corporation 380,594
5,924 Bunge Global SA 607,328
8,023 Campbell Soup Company 356,622
10,047 Church & Dwight Company, Inc. 1,048,003
5,061 Clorox Company 774,890
158,664 Coca-Cola Company 9,707,064
33,574 Colgate-Palmolive Company 3,023,339
19,491 Conagra Brands, Inc. 577,713
6,559 Constellation Brands, Inc. 1,782,474
18,094 Costco Wholesale Corporation 13,256,207
8,950 Dollar General Corporation 1,396,737
8,440 Dollar Tree, Inc.
a
1,123,786
9,498 Estee Lauder Companies, Inc. 1,464,117
23,157 General Mills, Inc. 1,620,295
6,112 Hershey Company 1,188,784
11,818 Hormel Foods Corporation 412,330
4,328 J.M. Smucker Company 544,765
10,754 Kellanova 616,097
70,278 Kenvue , Inc. 1,508,166
42,469 Keurig Dr Pepper, Inc. 1,302,524
13,737 Kimberly-Clark Corporation 1,776,881
32,509 Kraft Heinz Company 1,199,582
26,989 Kroger Company 1,541,882
5,887 Lamb Weston Holdings, Inc. 627,142
10,253 McCormick & Company, Inc. 787,533
7,550 Molson Coors Beverage Company 507,738
54,905 Mondelez International, Inc. 3,843,350
30,122 Monster Beverage Corporation
a
1,785,632
56,044 PepsiCo, Inc. 9,808,260
63,304 Philip Morris International, Inc. 5,799,912
95,948 Procter & Gamble Company 15,567,563
20,300 Sysco Corporation 1,647,954
18,825 Target Corporation 3,335,978
11,676 Tyson Foods, Inc. 685,731
29,187 Walgreens Boots Alliance, Inc. 633,066
174,550 Walmart, Inc. 10,502,674
Total 107,245,395
Energy (3.9%)
14,728 APA Corporation 506,349
40,812 Baker Hughes Company 1,367,202
70,725 Chevron Corporation 11,156,161
48,039 ConocoPhillips 6,114,404
30,672 Coterra Energy, Inc. 855,135

Large Cap Index Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (99.2%) Value
Energy (3.9%) - continued
26,125 Devon Energy Corporation $ 1,310,952
7,298 Diamondback Energy, Inc. 1,446,245
23,779 EOG Resources, Inc. 3,039,907
16,773 EQT Corporation 621,775
161,923 Exxon Mobil Corporation 18,821,930
36,295 Halliburton Company 1,430,749
11,224 Hess Corporation 1,713,231
78,854 Kinder Morgan, Inc. 1,446,182
23,864 Marathon Oil Corporation 676,306
15,006 Marathon Petroleum Corporation 3,023,709
26,839 Occidental Petroleum Corporation 1,744,267
23,754 ONEOK, Inc. 1,904,358
17,534 Phillips 66 2,864,004
9,526 Pioneer Natural Resources
Company 2,500,575
58,204 Schlumberger NV 3,190,161
9,092 Targa Resources Corporation 1,018,213
13,882 Valero Energy Corporation 2,369,519
49,605 Williams Companies, Inc. 1,933,107
Total 71,054,441
Financials (13.0%)
21,465 Aflac, Inc. 1,842,985
10,704 Allstate Corporation 1,851,899
23,318 American Express Company 5,309,275
28,627 American International Group, Inc. 2,237,773
4,086 Ameriprise Financial, Inc. 1,791,466
8,164 Aon plc 2,724,490
15,128 Arch Capital Group, Ltd.
a
1,398,432
8,840 Arthur J. Gallagher & Company 2,210,354
2,118 Assurant, Inc. 398,692
280,744 Bank of America Corporation 10,645,812
30,963 Bank of New York Mellon
Corporation 1,784,088
74,190 Berkshire Hathaway, Inc.
a
31,198,379
5,702 BlackRock, Inc. 4,753,757
29,333 Blackstone, Inc. 3,853,476
9,632 Brown & Brown, Inc. 843,185
15,511 Capital One Financial Corporation 2,309,433
4,304 Cboe Global Markets, Inc. 790,774
60,684 Charles Schwab Corporation 4,389,881
16,525 Chubb, Ltd. 4,282,123
6,402 Cincinnati Financial Corporation 794,936
77,602 Citigroup, Inc. 4,907,550
19,011 Citizens Financial Group, Inc. 689,909
14,679 CME Group, Inc. 3,160,242
5,378 Comerica, Inc. 295,736
2,944 Corpay , Inc.
a
908,342
10,196 Discover Financial Services 1,336,594
1,770 Everest Group, Ltd. 703,575
1,553 FactSet Research Systems, Inc. 705,668
24,159 Fidelity National Information
Services, Inc. 1,792,115
27,774 Fifth Third Bancorp 1,033,471
24,473 Fiserv, Inc.
a
3,911,275
12,239 Franklin Resources, Inc. 344,038
3,492 Global Life, Inc. 406,364
10,618 Global Payments, Inc. 1,419,202
13,298 Goldman Sachs Group, Inc. 5,554,442
12,172 Hartford Financial Services Group,
Inc. 1,254,325
59,057 Huntington Bancshares, Inc./OH 823,845
23,349 Intercontinental Exchange, Inc. 3,208,853
18,329 Invesco, Ltd. 304,078
117,885 J.P. Morgan Chase & Company 23,612,365
Shares Common Stock (99.2%) Value
Financials (13.0%) - continued
2,971 Jack Henry & Associates, Inc. $ 516,152
38,190 KeyCorp 603,784
7,430 Loews Corporation 581,695
6,775 M&T Bank Corporation 985,356
1,546 MarketAxess Holdings, Inc. 338,960
20,062 Marsh & McLennan Companies,
Inc. 4,132,371
33,642 Mastercard , Inc. 16,200,978
25,032 MetLife, Inc. 1,855,122
6,417 Moody's Corporation 2,522,074
51,084 Morgan Stanley 4,810,069
3,225 MSCI, Inc. 1,807,451
15,495 Nasdaq, Inc. 977,734
8,364 Northern Trust Corporation 743,727
43,702 PayPal Holdings, Inc.
a
2,927,597
16,230 PNC Financial Services Group,
Inc. 2,622,768
8,944 Principal Financial Group, Inc. 771,957
23,866 Progressive Corporation 4,935,966
14,720 Prudential Financial, Inc. 1,728,128
7,671 Raymond James Financial, Inc. 985,110
37,677 Regions Financial Corporation 792,724
13,101 S&P Global, Inc. 5,573,820
12,312 State Street Corporation 951,964
16,590 Synchrony Financial 715,361
9,130 T. Rowe Price Group, Inc. 1,113,130
9,305 Travelers Companies, Inc. 2,141,453
54,385 Truist Financial Corporation 2,119,927
63,489 U.S. Bancorp 2,837,958
64,492 Visa, Inc. 17,998,427
8,264 W.R. Berkley Corporation 730,868
146,749 Wells Fargo & Company 8,505,572
4,181 Willis Towers Watson plc 1,149,775
Total 236,461,177
Health Care (12.3%)
70,790 Abbott Laboratories 8,045,991
71,992 AbbVie, Inc. 13,109,743
11,949 Agilent Technologies, Inc. 1,738,699
2,904 Align Technology, Inc.
a
952,280
21,815 Amgen, Inc. 6,202,441
20,707 Baxter International, Inc. 885,017
11,780 Becton, Dickinson and Company 2,914,961
5,908 Biogen, Inc.
a
1,273,942
854 Bio-Rad Laboratories, Inc.
a
295,373
6,410 Bio- Techne Corporation 451,200
59,737 Boston Scientific Corporation
a
4,091,387
82,970 Bristol-Myers Squibb Company 4,499,463
9,918 Cardinal Health, Inc. 1,109,824
7,370 Catalent , Inc.
a
416,036
6,751 Cencora , Inc. 1,640,425
21,794 Centene Corporation
a
1,710,393
2,092 Charles River Laboratories
International, Inc.
a
566,827
11,927 Cigna Group 4,331,767
8,104 Cooper Companies, Inc. 822,232
51,315 CVS Health Corporation 4,092,884
26,816 Danaher Corporation 6,696,492
2,197 DaVita, Inc.
a
303,296
8,639 Dentsply Sirona, Inc. 286,728
15,720 Dexcom , Inc.
a
2,180,364
24,731 Edwards Lifesciences Corporation
a
2,363,294
9,581 Elevance Health, Inc. 4,968,132
32,516 Eli Lilly & Company 25,296,147
17,268 GE HealthCare Technologies, Inc. 1,569,834

Large Cap Index Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (99.2%) Value
Health Care (12.3%) - continued
50,808 Gilead Sciences, Inc. $ 3,721,686
8,077 HCA Healthcare, Inc. 2,693,922
5,298 Henry Schein, Inc.
a
400,105
9,572 Hologic , Inc.
a
746,233
4,984 Humana, Inc. 1,728,052
3,387 IDEXX Laboratories, Inc.
a
1,828,743
6,475 Illumina, Inc.
a
889,147
7,585 Incyte Corporation
a
432,117
2,847 Insulet Corporation
a
487,976
14,367 Intuitive Surgical, Inc.
a
5,733,726
7,442 IQVIA Holding, Inc.
a
1,882,007
98,160 Johnson & Johnson 15,527,930
3,462 Laboratory Corporation of America
Holdings 756,309
5,358 McKesson Corporation 2,876,442
54,219 Medtronic plc 4,725,186
103,329 Merck & Company, Inc. 13,634,262
876 Mettler -Toledo International, Inc.
a
1,166,210
13,526 Moderna , Inc.
a
1,441,331
2,365 Molina Healthcare, Inc.
a
971,613
230,241 Pfizer, Inc. 6,389,188
4,526 Quest Diagnostics, Inc. 602,456
4,308 Regeneron Pharmaceuticals, Inc.
a
4,146,407
5,998 ResMed , Inc. 1,187,784
5,032 Revvity , Inc. 528,360
4,029 STERIS plc 905,800
13,788 Stryker Corporation 4,934,312
1,916 Teleflex, Inc. 433,342
15,755 Thermo Fisher Scientific, Inc. 9,156,964
37,715 UnitedHealth Group, Inc. 18,657,611
2,488 Universal Health Services, Inc. 453,960
10,508 Vertex Pharmaceuticals, Inc.
a
4,392,449
48,918 Viatris , Inc. 584,081
2,411 Waters Corporation
a
829,939
3,017 West Pharmaceutical Services,
Inc. 1,193,857
8,522 Zimmer Biomet Holdings, Inc. 1,124,734
18,721 Zoetis, Inc. 3,167,780
Total 223,147,193
Industrials (8.7%)
22,537 3M Company 2,390,500
5,008 A.O. Smith Corporation 448,016
3,580 Allegion plc 482,262
26,679 American Airlines Group, Inc.
a
409,523
9,411 AMETEK, Inc. 1,721,272
16,751 Automatic Data Processing, Inc. 4,183,395
2,872 Axon Enterprise, Inc.
a
898,591
23,386 Boeing Company
a
4,513,264
4,802 Broadridge Financial Solutions,
Inc. 983,738
5,030 Builders FirstSource , Inc.
a
1,049,006
4,757 C.H. Robinson Worldwide, Inc. 362,198
34,068 Carrier Global Corporation 1,980,373
20,759 Caterpillar, Inc. 7,606,720
3,514 Cintas Corporation 2,414,223
35,631 Copart , Inc.
a
2,063,747
80,580 CSX Corporation 2,987,101
5,557 Cummins, Inc. 1,637,370
6,366 Dayforce , Inc.
a
421,493
10,618 Deere & Company 4,361,237
26,111 Delta Air Lines, Inc. 1,249,934
5,705 Dover Corporation 1,010,869
16,282 Eaton Corporation plc 5,091,056
23,312 Emerson Electric Company 2,644,047
Shares Common Stock (99.2%) Value
Industrials (8.7%) - continued
5,028 Equifax, Inc. $ 1,345,091
5,928 Expeditors International of
Washington, Inc. 720,667
23,334 Fastenal Company 1,799,985
9,375 FedEx Corporation 2,716,312
14,300 Fortive Corporation 1,230,086
2,505 Generac Holdings, Inc.
a
315,981
9,258 General Dynamics Corporation 2,615,292
44,378 General Electric Company 7,789,670
26,882 Honeywell International, Inc. 5,517,530
15,950 Howmet Aerospace, Inc. 1,091,458
2,187 Hubbell, Inc. 907,714
1,614 Huntington Ingalls Industries, Inc. 470,433
3,084 IDEX Corporation 752,558
11,087 Illinois Tool Works, Inc. 2,974,975
16,506 Ingersoll Rand, Inc. 1,567,245
5,124 Jacobs Solutions, Inc. 787,712
3,325 JB Hunt Transport Services, Inc. 662,506
27,789 Johnson Controls International plc 1,815,177
7,729 L3Harris Technologies, Inc. 1,647,050
5,607 Leidos Holdings, Inc. 735,022
8,769 Lockheed Martin Corporation 3,988,755
8,961 Masco Corporation 706,844
2,213 Nordson Corporation 607,557
9,211 Norfolk Southern Corporation 2,347,608
5,751 Northrop Grumman Corporation 2,752,774
7,296 Old Dominion Freight Line, Inc. 1,600,086
16,533 Otis Worldwide Corporation 1,641,231
21,329 PACCAR, Inc. 2,642,450
5,236 Parker-Hannifin Corporation 2,910,116
13,058 Paychex, Inc. 1,603,522
1,959 Paycom Software, Inc. 389,861
6,740 Pentair plc 575,866
5,924 Quanta Services, Inc. 1,539,055
8,339 Republic Services, Inc. 1,596,418
4,246 Robert Half, Inc. 336,623
4,673 Rockwell Automation, Inc. 1,361,385
11,448 Rollins, Inc. 529,699
54,103 RTX Corporation 5,276,666
2,152 Snap-On, Inc. 637,465
24,330 Southwest Airlines Company 710,193
6,251 Stanley Black & Decker, Inc. 612,160
7,992 Textron, Inc. 766,673
9,279 Trane Technologies plc 2,785,556
2,267 TransDigm Group, Inc. 2,792,037
83,912 Uber Technologies, Inc.
a
6,460,385
24,865 Union Pacific Corporation 6,115,049
13,375 United Airlines Holdings, Inc.
a
640,395
29,492 United Parcel Service, Inc. 4,383,396
2,740 United Rentals, Inc. 1,975,841
8,942 Veralto Corporation 792,798
5,912 Verisk Analytics, Inc. 1,393,636
1,801 W.W. Grainger, Inc. 1,832,157
7,305 Wabtec Corporation 1,064,192
14,946 Waste Management, Inc. 3,185,740
9,830 Xylem, Inc. 1,270,429
Total 158,197,017
Information Technology (29.3%)
25,567 Accenture plc 8,861,778
18,431 Adobe, Inc.
a
9,300,283
65,886 Advanced Micro Devices, Inc.
a
11,891,764
6,150 Akamai Technologies, Inc.
a
668,874
24,460 Amphenol Corporation 2,821,461
20,219 Analog Devices, Inc. 3,999,116

Large Cap Index Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (99.2%) Value
Information Technology (29.3%) - continued
3,544 ANSYS, Inc.
a
$ 1,230,335
591,886 Apple, Inc. 101,496,611
33,929 Applied Materials, Inc. 6,997,178
10,275 Arista Networks, Inc.
a
2,979,544
8,723 Autodesk, Inc.
a
2,271,644
17,944 Broadcom, Inc. 23,783,157
11,094 Cadence Design Systems, Inc.
a
3,453,340
5,462 CDW Corporation 1,397,070
165,694 Cisco Systems, Inc. 8,269,788
20,307 Cognizant Technology Solutions
Corporation 1,488,300
31,311 Corning, Inc. 1,032,011
5,536 Enphase Energy, Inc.
a
669,745
2,353 EPAM Systems, Inc.
a
649,804
2,398 F5, Inc.
a
454,637
1,013 Fair Isaac Corporation
a
1,265,855
4,357 First Solar, Inc.
a
735,462
25,990 Fortinet, Inc.
a
1,775,377
3,178 Gartner, Inc.
a
1,514,857
22,854 Gen Digital, Inc. 511,930
53,009 Hewlett Packard Enterprise
Company 939,850
35,557 HP, Inc. 1,074,533
172,403 Intel Corporation 7,615,040
37,311 International Business Machines
Corporation 7,124,909
11,415 Intuit, Inc. 7,419,750
5,201 Jabil, Inc. 696,674
13,126 Juniper Networks, Inc. 486,450
7,122 Keysight Technologies, Inc.
a
1,113,738
5,514 KLA Corporation 3,851,915
5,346 Lam Research Corporation 5,194,013
22,035 Microchip Technology, Inc. 1,976,760
45,014 Micron Technology, Inc. 5,306,700
302,987 Microsoft Corporation 127,472,691
1,958 Monolithic Power Systems, Inc. 1,326,388
6,768 Motorola Solutions, Inc. 2,402,505
8,401 NetApp, Inc. 881,853
100,718 NVIDIA Corporation 91,004,756
10,511 NXP Semiconductors NV 2,604,310
17,425 ON Semiconductor Corporation
a
1,281,609
65,013 Oracle Corporation 8,166,283
12,857 Palo Alto Networks, Inc.
a
3,653,059
4,875 PTC, Inc.
a
921,082
3,937 Qorvo , Inc.
a
452,086
45,507 QUALCOMM, Inc. 7,704,335
4,356 Roper Industries, Inc. 2,443,019
39,472 Salesforce, Inc. 11,888,177
7,945 Seagate Technology Holdings plc 739,282
8,359 ServiceNow , Inc.
a
6,372,902
6,533 Skyworks Solutions, Inc. 707,655
2,053 Super Micro Computer, Inc.
a
2,073,592
6,219 Synopsys, Inc.
a
3,554,158
12,592 TE Connectivity, Ltd. 1,828,862
1,924 Teledyne Technologies, Inc.
a
826,012
6,234 Teradyne, Inc. 703,382
37,078 Texas Instruments, Inc. 6,459,358
10,144 Trimble, Inc.
a
652,868
1,718 Tyler Technologies, Inc.
a
730,167
3,594 VeriSign, Inc.
a
681,099
13,221 Western Digital Corporation
a
902,201
2,094 Zebra Technologies Corporation
a
631,215
Total 531,385,159
Shares Common Stock (99.2%) Value
Materials (2.4%)
9,065 Air Products and Chemicals, Inc. $ 2,196,178
4,785 Albemarle Corporation 630,376
58,936 Amcor plc 560,481
3,284 Avery Dennison Corporation 733,153
12,857 Ball Corporation 866,048
4,084 Celanese Corporation 701,876
7,791 CF Industries Holdings, Inc. 648,289
28,616 Corteva , Inc. 1,650,285
28,637 Dow, Inc. 1,658,941
17,538 DuPont de Nemours, Inc. 1,344,639
4,783 Eastman Chemical Company 479,352
10,348 Ecolab, Inc. 2,389,353
5,087 FMC Corporation 324,042
58,473 Freeport-McMoRan, Inc. 2,749,400
10,409 International Flavors & Fragrances,
Inc. 895,070
14,109 International Paper Company 550,533
19,772 Linde plc 9,180,535
10,437 LyondellBasell Industries NV 1,067,496
2,520 Martin Marietta Materials, Inc. 1,547,129
13,327 Mosaic Company 432,594
46,995 Newmont Corporation 1,684,301
10,024 Nucor Corporation 1,983,750
3,627 Packaging Corporation of America 688,332
9,615 PPG Industries, Inc. 1,393,214
9,602 Sherwin-Williams Company 3,335,063
6,202 Steel Dynamics, Inc. 919,322
5,418 Vulcan Materials Company 1,478,681
10,478 WestRock Company 518,137
Total 42,606,570
Real Estate (2.3%)
6,421 Alexandria Real Estate Equities,
Inc. 827,731
19,009 American Tower Corporation 3,755,988
5,784 AvalonBay Communities, Inc. 1,073,279
5,888 Boston Properties, Inc. 384,545
4,354 Camden Property Trust 428,434
12,126 CBRE Group, Inc.
a
1,179,132
16,652 CoStar Group, Inc.
a
1,608,583
17,684 Crown Castle, Inc. 1,871,498
12,349 Digital Realty Trust, Inc. 1,778,750
3,828 Equinix , Inc. 3,159,363
14,074 Equity Residential 888,210
2,618 Essex Property Trust, Inc. 640,913
8,615 Extra Space Storage, Inc. 1,266,405
2,995 Federal Realty Investment Trust 305,850
28,866 Healthpeak Properties, Inc. 541,238
28,765 Host Hotels & Resorts, Inc. 594,860
23,456 Invitation Homes, Inc. 835,268
11,906 Iron Mountain, Inc. 954,980
27,163 Kimco Realty Corporation 532,667
4,759 Mid-America Apartment
Communities, Inc. 626,189
37,676 Prologis, Inc. 4,906,169
6,453 Public Storage 1,871,757
33,912 Realty Income Corporation 1,834,639
6,699 Regency Centers Corporation 405,692
4,399 SBA Communications Corporation 953,263
13,290 Simon Property Group, Inc. 2,079,752
12,340 UDR, Inc. 461,640
16,408 Ventas, Inc. 714,404
42,185 VICI Properties, Inc. 1,256,691
22,569 Welltower , Inc. 2,108,847

Large Cap Index Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (99.2%) Value
Real Estate (2.3%) - continued
29,757 Weyerhaeuser Company $ 1,068,574
Total 40,915,311
Utilities (2.2%)
27,305 AES Corporation 489,579
10,405 Alliant Energy Corporation 524,412
10,722 Ameren Corporation 792,999
21,443 American Electric Power
Company, Inc. 1,846,242
7,939 American Water Works Company,
Inc. 970,225
6,151 Atmos Energy Corporation 731,169
25,739 CenterPoint Energy, Inc. 733,304
12,006 CMS Energy Corporation 724,442
14,077 Consolidated Edison, Inc. 1,278,332
13,023 Constellation Energy Corporation 2,407,302
34,122 Dominion Energy, Inc. 1,678,461
8,418 DTE Energy Company 943,995
31,439 Duke Energy Corporation 3,040,466
15,641 Edison International 1,106,288
8,623 Entergy Corporation 911,279
9,367 Evergy , Inc. 500,010
14,244 Eversource Energy 851,364
40,590 Exelon Corporation 1,524,966
21,058 FirstEnergy Corporation 813,260
83,661 NextEra Energy, Inc. 5,346,775
16,858 NiSource, Inc. 466,292
9,206 NRG Energy, Inc. 623,154
86,997 PG&E Corporation 1,458,070
4,624 Pinnacle West Capital Corporation 345,552
30,057 PPL Corporation 827,469
20,319 Public Service Enterprise Group,
Inc. 1,356,903
25,662 Sempra 1,843,301
44,472 Southern Company 3,190,421
12,862 WEC Energy Group, Inc. 1,056,227
22,501 Xcel Energy, Inc. 1,209,429
Total 39,591,688
Total Common Stock
(cost $568,641,884) 1,797,405,784
Shares or
Principal
Amount Short-Term Investments ( 0.8% ) Value
Federal Home Loan Bank Discount
Notes
200,000 5.230%, 4/3/2024
b,c
199,827
800,000 5.210%, 5/21/2024
b,c
793,736
Thrivent Core Short-Term Reserve
Fund
1,345,128 5.590% 13,451,281
Total Short-Term Investments
(cost $14,444,999) 14,444,844
Total Investments (cost
$583,086,883) 100.0% $1,811,850,628
Other Assets and Liabilities, Net
<0.1% 619,133
Total Net Assets 100.0% $1,812,469,761
a Non-income producing security.
b The interest rate shown reflects the yield.
c All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
Definitions:
plc - Public Limited Company

Large Cap Index Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
S&P
-
Standard & Poor's
Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 28, 2024, in valuing Large Cap Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 160,898,971 160,898,971 – –
Consumer Discretionary 185,902,862 185,902,862 – –
Consumer Staples 107,245,395 107,245,395 – –
Energy 71,054,441 71,054,441 – –
Financials 236,461,177 236,461,177 – –
Health Care 223,147,193 223,147,193 – –
Industrials 158,197,017 158,197,017 – –
Information Technology 531,385,159 531,385,159 – –
Materials 42,606,570 42,606,570 – –
Real Estate 40,915,311 40,915,311 – –
Utilities 39,591,688 39,591,688 – –
Short-Term Investments 993,563 – 993,563 –
Subtotal Investments in Securities $1,798,399,347 $1,797,405,784 $993,563 $–
Other Investments  * Total
Affiliated Short-Term Investments 13,451,281
Subtotal Other Investments $13,451,281
Total Investments at Value $1,811,850,628
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of March 28, 2024, in valuing Large Cap Index Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 336,766 336,766 – –
Total Asset Derivatives $336,766 $336,766 $– $–
The following table presents Large Cap Index Portfolio's futures contracts held as of March 28, 2024. Investments and/or cash totaling $993,563 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CME E-mini S&P 500 Index 59 June 2024 $ 15,323,309 $ 336,766
Total Futures Long Contracts $ 15,323,309 $ 336,766
Total Futures Contracts $ 15,323,309 $336,766

Large Cap Index Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Index Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
3/28/2024
Shares Held at
3/28/2024
% of Net
Assets
3/28/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.590% $3,008 $32,929 $22,486 $13,451 1,345 0.7%
Total Affiliated Short-Term Investments 3,008 13,451 0.7
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 725 3,923 4,648 – – –
Total Collateral Held for Securities Loaned 725 – –
Total Value $3,733 $13,451
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 3/28/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.590% $– $– $ – $117
Total Income/Non Cash Income from Affiliated
Investments $117
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 10
Total Affiliated Income from Securities Loaned, Net $10
Total Value $– $– $ –

Large Cap Value Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 96.8% ) Value
Communications Services (7.5%)
322,307 Alphabet, Inc., Class C
a
$ 49,074,464
982,449 Comcast Corporation 42,589,164
111,812 Meta Platforms, Inc. 54,293,671
1,420,011 Verizon Communications, Inc. 59,583,661
1,685,197 Warner Brothers Discovery, Inc.
a
14,711,770
Total 220,252,730
Consumer Discretionary (5.4%)
293,910 Aptiv plc
a
23,409,932
7,190 Booking Holdings, Inc. 26,084,457
114,319 Columbia Sportswear Company 9,280,416
122,657 D.R. Horton, Inc. 20,183,209
167,765 Lowe's Companies, Inc. 42,734,779
357,273 Sony Group Corporation ADR
b
30,632,587
180,782 Yum China Holding, Inc. 7,193,316
Total 159,518,696
Consumer Staples (8.1%)
2,153,559 Coty, Inc.
a
25,756,566
1,331,483 Kenvue, Inc. 28,573,625
333,736 Lamb Weston Holdings, Inc. 35,552,896
589,050 Philip Morris International, Inc. 53,968,761
525,772 Sysco Corporation 42,682,171
857,897 Walmart, Inc. 51,619,662
Total 238,153,681
Energy (10.0%)
438,088 ConocoPhillips 55,759,841
712,678 Devon Energy Corporation 35,762,182
1,396,238 Enterprise Products Partners, LP 40,742,225
535,002 Exxon Mobil Corporation 62,188,632
600,240 Halliburton Company 23,661,461
150,159 Marathon Petroleum Corporation 30,257,038
100,142 Pioneer Natural Resources
Company 26,287,275
275,897 Shell plc ADR 18,496,135
Total 293,154,789
Financials (21.5%)
122,358 Allstate Corporation 21,169,158
578,514 American International Group, Inc. 45,222,439
1,488,787 Bank of America Corporation 56,454,803
707,570 Bank of New York Mellon
Corporation 40,770,183
186,181 Capital One Financial Corporation 27,720,489
409,894 Carlyle Group, Inc. 19,228,128
666,051 Charles Schwab Corporation 48,182,129
146,874 Chubb, Ltd. 38,059,460
454,159 Comerica, Inc. 24,974,203
230,426 Discover Financial Services 30,206,544
243,339 Intercontinental Exchange, Inc. 33,442,079
386,816 J.P. Morgan Chase & Company 77,479,245
433,500 MetLife, Inc. 32,126,685
225,502 Morgan Stanley 21,233,268
256,738 Raymond James Financial, Inc. 32,970,294
1,411,885 Wells Fargo & Company 81,832,855
Total 631,071,962
Health Care (13.6%)
57,070 Amgen, Inc. 16,226,143
523,808 AstraZeneca plc ADR 35,487,992
1,043,039 Avantor, Inc.
a
26,670,507
68,440 Biogen, Inc.
a
14,757,717
100,655 Cigna Group 36,556,890
Shares Common Stock (96.8%) Value
Health Care (13.6%) - continued
114,943 Elevance Health, Inc. $ 59,602,543
300,072 Gilead Sciences, Inc. 21,980,274
343,701 Johnson & Johnson 54,370,061
127,268 Laboratory Corporation of America
Holdings 27,802,967
460,053 Merck & Company, Inc. 60,703,993
338,292 Zimmer Biomet Holdings, Inc. 44,647,778
Total 398,806,865
Industrials (12.4%)
64,088 Carlisle Companies, Inc. 25,112,883
55,507 Caterpillar, Inc. 20,339,430
2,371,096 CNH Industrial NV 30,729,404
855,005 CSX Corporation 31,695,035
689,168 Delta Air Lines, Inc. 32,990,472
652,242 Flowserve Corporation 29,794,415
162,452 General Dynamics Corporation 45,891,065
189,687 Honeywell International, Inc. 38,933,257
146,490 JB Hunt Transport Services, Inc. 29,188,133
154,443 L3Harris Technologies, Inc. 32,911,803
15,995 Parker-Hannifin Corporation 8,889,861
253,909 United Parcel Service, Inc. 37,738,495
Total 364,214,253
Information Technology (7.4%)
928,447 Cisco Systems, Inc. 46,338,790
157,580 Crane NXT Company 9,754,202
109,779 International Business Machines
Corporation 20,963,398
403,544 QUALCOMM, Inc. 68,319,999
914,193 Samsung Electronics Company,
Ltd. 54,940,725
126,932 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 17,269,099
Total 217,586,213
Materials (3.8%)
410,831 CF Industries Holdings, Inc. 34,185,248
330,935 Corteva, Inc. 19,085,021
269,704 Eastman Chemical Company 27,029,735
158,281 Nucor Corporation 31,323,810
Total 111,623,814
Real Estate (2.7%)
68,435 AvalonBay Communities, Inc. 12,698,799
178,434 CBRE Group, Inc.
a
17,350,922
258,071 Crown Castle, Inc. 27,311,654
1,438,001 Healthcare Realty Trust, Inc. 20,347,714
Total 77,709,089
Utilities (4.4%)
219,456 Constellation Energy Corporation 40,566,442
342,403 Duke Energy Corporation 33,113,794
271,504 Entergy Corporation 28,692,543
416,812 Public Service Enterprise Group,
Inc. 27,834,705
Total 130,207,484
Total Common Stock
(cost $1,987,634,514) 2,842,299,576

Large Cap Value Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Collateral Held for Securities
Loaned ( 1.0% ) Value
29,413,800 Thrivent Cash Management Trust $ 29,413,800
Total Collateral Held for
Securities Loaned
(cost $29,413,800) 29,413,800
Shares
Registered Investment
Companies ( 0.5% ) Value
U.S. Unaffiliated  (0.5%)
151,953 SPDR S&P Biotech ETF
b
14,418,820
Total 14,418,820
Total Registered Investment
Companies (cost $13,525,625) 14,418,820
Shares Short-Term Investments ( 2.7% ) Value
Thrivent Core Short-Term Reserve
Fund
7,874,063 5.590% 78,740,634
Total Short-Term Investments
(cost $78,735,877) 78,740,634
Total Investments (cost
$2,109,309,816) 101.0% $2,964,872,830
Other Assets and Liabilities, Net
(1.0%) (29,818,735)
Total Net Assets 100.0% $2,935,054,095
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Value Portfolio as of March 28, 2024:
Securities Lending Transactions
Common Stock $ 28,628,535
Total lending $28,628,535
Gross amount payable upon return of
collateral for securities loaned $29,413,800
Net amounts due to counterparty $785,265
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
plc - Public Limited Company
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 28, 2024, in valuing Large Cap Value Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 220,252,730 220,252,730 – –
Consumer Discretionary 159,518,696 159,518,696 – –
Consumer Staples 238,153,681 238,153,681 – –
Energy 293,154,789 293,154,789 – –
Financials 631,071,962 631,071,962 – –
Health Care 398,806,865 398,806,865 – –
Industrials 364,214,253 364,214,253 – –
Information Technology 217,586,213 162,645,488 54,940,725 –
Materials 111,623,814 111,623,814 – –
Real Estate 77,709,089 77,709,089 – –
Utilities 130,207,484 130,207,484 – –
Registered Investment Companies
U.S. Unaffiliated 14,418,820 14,418,820 – –
Subtotal Investments in Securities $2,856,718,396 $2,801,777,671 $ 54,940,725 $–
Other Investments  * Total
Affiliated Short-Term Investments 78,740,634
Collateral Held for Securities Loaned 29,413,800
Subtotal Other Investments $108,154,434
Total Investments at Value $2,964,872,830
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Large Cap Value Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Value Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
3/28/2024
Shares Held at
3/28/2024
% of Net
Assets
3/28/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.590% $33,120 $118,233 $72,612 $78,741 7,874 2.7%
Total Affiliated Short-Term Investments 33,120 78,741 2.7
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment – 47,426 18,012 29,414 29,414 1.0
Total Collateral Held for Securities Loaned – 29,414 1.0
Total Value $33,120 $108,155
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 3/28/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.590% $– $– $ – $500
Total Income/Non Cash Income from Affiliated
Investments $500
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 11
Total Affiliated Income from Securities Loaned, Net $11
Total Value $– $– $ –

Limited Maturity Bond Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 98.2% ) Value
Asset-Backed Securities (16.8%)
510 Asset Backed Trust
$ 1,786,214
2.116%,  6/25/2061, Ser.
2021-NPL2, Class A1
a,b
$ 1,733,609
1,656,440
2.240%,  11/25/2069, Ser.
2021-NPL1, Class A1
a,b
1,613,749
ACHV ABS Trust
9,922
6.600%,  8/19/2030, Ser.
2023-3PL, Class A
a
9,924
1,500,000
5.900%,  4/25/2031, Ser.
2024-1PL, Class A
a
1,499,970
Affirm Asset Securitization Trust
82,284
1.750%,  2/15/2027, Ser.
2022-X1, Class A
a
81,234
2,000,000
4.300%,  5/17/2027, Ser.
2022-A, Class A
a
1,987,179
1,500,000
6.820%,  9/15/2028, Ser.
2023-B, Class A
a
1,522,351
2,464,898
7.110%,  11/15/2028, Ser.
2023-X1, Class A
a
2,476,569
1,900,000
5.610%,  2/15/2029, Ser.
2024-A, Class A
a
1,895,484
AMSR Trust
2,000,000
2.417%,  12/17/2038, Ser.
2021-SFR4, Class B
a
1,832,351
Ares XL CLO, Ltd.
3,000,000
6.976%,  (TSFR3M +
1.662%), 1/15/2029, Ser.
2016-40A, Class A3RR
a,c
3,000,327
Auxilior Term Funding, LLC
2,000,000
6.180%,  12/15/2028, Ser.
2023-1A, Class A2
a
2,010,643
Avant Credit Card Master Trust
4,500,000
1.370%,  4/15/2027, Ser.
2021-1A, Class A
a
4,344,543
Avis Budget Rental Car Funding
AESOP, LLC
2,025,000
2.020%,  2/20/2027, Ser.
2020-2A, Class A
a
1,911,143
3,000,000
5.780%,  4/20/2028, Ser.
2023-5A, Class A
a
3,042,471
Bankers Healthcare Group
Securitization Trust
502,379
5.280%,  10/17/2035, Ser.
2022-C, Class A
a
500,682
Benefit Street Partners CLO IV, Ltd.
2,500,000
7.221%,  (TSFR3M +
1.900%), 4/20/2034, Ser.
2014-IVA, Class BR4
a,c
2,503,072
BHG Securitization Trust
1,002,176
0.900%,  10/17/2034, Ser.
2021-B, Class A
a
978,437
BRAVO Residential Funding Trust
1,931,007
6.070%,  (SOFR30A +
0.750%), 4/25/2024, Ser.
2021-HE2, Class A1
a,c
1,915,316
CarVal CLO VII-C, Ltd.
1,750,000
7.518%,  (TSFR3M +
2.200%), 1/20/2035, Ser.
2023-1A, Class A1
a,c
1,755,768
Cascade Funding Mortgage Trust
642,013
1.100%,  3/20/2041, Ser.
2021-GRN1, Class A
a
611,477
Principal
Amount Long-Term Fixed Income (98.2%) Value
Asset-Backed Securities (16.8%) - continued
Cascade Funding Mortgage Trust,
LLC
$ 435,866
4.250%,  4/25/2033, Ser.
2023-HB12, Class A
a,c
$ 426,180
CIM Trust
1,052,602
5.568%,  7/25/2059, Ser.
2021-NR2, Class A1
a,b
1,041,815
Commonbond Student Loan Trust
221,741
2.550%,  5/25/2041, Ser.
2017-AGS, Class A1
a
208,926
320,727
5.944%,  (TSFR1M +
0.614%), 2/25/2044, Ser.
2018-AGS, Class A2
a,c
314,986
Drive Auto Receivables Trust
2,165,000
1.390%,  3/15/2029, Ser.
2021-2, Class D 2,072,544
Education Funding Trust
1,041,368
2.790%,  7/25/2041, Ser.
2020-A, Class A
a
929,998
Elmwood CLO 18, Ltd.
4,000,000
6.967%,  (TSFR3M +
1.650%), 7/17/2033, Ser.
2022-5A, Class AR
a,c
4,012,700
Flatiron CLO, Ltd.
3,500,000
7.019%,  (TSFR3M +
1.712%), 5/15/2030, Ser.
2017-1A, Class BR
a,c
3,497,298
Foundation Finance Trust
998,500
1.270%,  5/15/2041, Ser.
2021-1A, Class A
a
906,978
2,215,899
6.530%,  6/15/2049, Ser.
2023-2A, Class A
a
2,254,357
Genesis Sales Finance Master
Trust
5,000,000
1.200%,  12/21/2026, Ser.
2021-AA, Class A
a
4,829,764
GMAC Mortgage Corporation
Loan Trust
31,424
5.944%,  (TSFR1M +
0.614%), 8/25/2035, Ser.
2005-HE1, Class A2
c,d
17,107
GSAA Home Equity Trust
238,898
7.394%,  (TSFR1M +
2.064%), 5/25/2034, Ser.
2004-4, Class M2
c
293,015
844,140
4.480%,  8/25/2034, Ser.
2004-10, Class M2
c
756,988
Home Partners of America Trust
2,019,023
2.302%,  12/17/2026, Ser.
2021-2, Class B
a
1,844,003
Marlette Funding Trust
865,631
6.070%,  4/15/2033, Ser.
2023-1A, Class A
a
865,651
National Collegiate Trust
527,746
5.739%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
a,c
514,351
Navient Student Loan Trust
1,158,587
4.160%,  10/15/2070, Ser.
2022-BA, Class A
a
1,107,127
Oak Street Investment
2,081,236
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
a
1,930,316

Limited Maturity Bond Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.2%) Value
Asset-Backed Securities (16.8%) - continued
OneMain Financial Issuance Trust
$ 3,500,000
1.750%,  9/14/2035, Ser.
2020-2A, Class A
a
$ 3,259,760
OZLM VIII, Ltd.
2,000,000
7.228%,  (TSFR3M +
1.912%), 10/17/2029, Ser.
2014-8A, Class A2R3
a,c
1,988,798
Pagaya AI Debt Trust
400,289
7.556%,  7/15/2030, Ser.
2023-1, Class A
a
402,128
Pagaya AI Technology in Housing
Trust
1,500,000
4.250%,  8/25/2025, Ser.
2022-1, Class A
a
1,460,692
2,000,000
4.250%,  8/25/2025, Ser.
2022-1, Class B
a
1,933,387
Palmer Square Loan Funding, Ltd.
1,000,000
6.829%,  (TSFR3M +
1.512%), 4/20/2029, Ser.
2021-1A, Class A2
a,c
997,068
3,407,827
7.018%,  (TSFR3M +
1.700%), 7/20/2031, Ser.
2023-1A, Class A1
a,c
3,408,532
Park Blue CLO, Ltd.
2,000,000
7.868%,  (TSFR3M +
2.550%), 1/20/2035, Ser.
2022-2A, Class A1
a,c
2,008,102
PPM CLO 2, Ltd.
3,750,000
6.826%,  (TSFR3M +
1.500%), 4/16/2037, Ser.
2019-2A, Class AR
a,c
3,750,668
Pretium Mortgage Credit Partners,
LLC
1,111,786
5.240%,  4/25/2052, Ser.
2022-NPL2, Class A1
a,b
1,093,780
2,124,870
1.868%,  7/25/2051, Ser.
2021-NPL3, Class A1
a,b
2,050,230
856,649
5.240%,  9/27/2060, Ser.
2021-NPL1, Class A1
a,b
843,361
Progress Residential Trust
1,993,280
2.078%,  6/18/2037, Ser.
2020-SFR2, Class A
a
1,912,779
2,372,137
1.524%,  7/17/2038, Ser.
2021-SFR6, Class A
a
2,173,757
2,250,000
1.942%,  8/17/2040, Ser.
2021-SFR7, Class B
a
1,943,187
RCO VII Mortgage, LLC
1,439,794
7.021%,  1/25/2029, Ser.
2024-1, Class A1
a,b
1,435,490
SCF Equipment Leasing, LLC
2,100,000
6.560%,  1/22/2030, Ser.
2023-1A, Class A2
a
2,117,502
SFS Auto Receivables
Securitization Trust
719,738
5.890%,  3/22/2027, Ser.
2023-1A, Class A2A
a
720,878
Sound Point CLO XV, Ltd.
2,000,000
7.077%,  (TSFR3M +
1.762%), 1/23/2029, Ser.
2017-1A, Class BR
a,c
2,000,004
Stratus Static CLO, Ltd.
3,000,000
7.218%,  (TSFR3M +
1.900%), 10/20/2031, Ser.
2022-3A, Class BR
a,c
2,999,802
Principal
Amount Long-Term Fixed Income (98.2%) Value
Asset-Backed Securities (16.8%) - continued
Terwin Mortgage Trust
$ 970,666
6.944%,  (TSFR1M +
1.614%), 12/25/2034, Ser.
2004-21HE, Class 2M2
a,c
$ 952,162
Tesla Auto Lease Trust
1,600,000
0.910%,  9/22/2025, Ser.
2021-B, Class B
a
1,585,850
3,000,000
6.130%,  9/21/2026, Ser.
2023-B, Class A3
a
3,027,461
Towd Point Asset Trust
1,367,107
1.050%,  11/20/2061, Ser.
2021-SL1, Class A1
a
1,269,467
Tricon Residential Trust
3,250,000
2.244%,  7/17/2038, Ser.
2021-SFR1, Class B
a
3,007,545
U.S. Bank NA
1,278,753
6.789%,  8/25/2032, Ser.
2023-1, Class B
a
1,286,140
Upstart Securitization Trust
1,588,621
6.770%,  6/20/2033, Ser.
2023-2, Class A
a
1,591,487
VCAT Asset Securitization, LLC
621,668
5.289%,  12/26/2050, Ser.
2021-NPL1, Class A1
a,b
617,239
Vericrest Opportunity Loan
Transferee
1,425,691
4.893%,  2/27/2051, Ser.
2021-NPL1, Class A1
a,b
1,390,251
2,093,931
4.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
a,b
2,032,012
649,381
5.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
a,b
631,802
2,120,743
1.868%,  8/25/2051, Ser.
2021-NP11, Class A1
a,b
2,041,822
Veridian Auto Receivables Trust
1,303,672
5.970%,  8/17/2026, Ser.
2023-1A, Class A2
a
1,304,275
Wind River CLO, Ltd.
3,000,000
7.179%,  (TSFR3M +
1.862%), 7/20/2030, Ser.
2013-1A, Class A2RR
a,c
3,000,354
Total 127,288,175
Basic Materials (2.1%)
Anglo American Capital plc
1,050,000 4.875%,  5/14/2025
a
1,038,982
EIDP, Inc.
906,000 4.500%,  5/15/2026 895,567
FMC Corporation
925,000 5.150%,  5/18/2026 919,125
Freeport-McMoRan, Inc.
1,890,000 4.550%,  11/14/2024 1,875,315
Glencore Funding, LLC
1,000,000 4.625%,  4/29/2024
a
998,832
1,500,000 5.338%,  4/4/2027
a,e
1,499,265
1,475,000 6.125%,  10/6/2028
a
1,524,220
International Flavors & Fragrances,
Inc.
750,000 1.832%,  10/15/2027
a
665,037
LYB International Finance III, LLC
1,079,000 1.250%,  10/1/2025 1,012,960
Mosaic Company
875,000 5.375%,  11/15/2028 885,513

Limited Maturity Bond Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.2%) Value
Basic Materials (2.1%) - continued
Newmont Corporation/Newcrest
Finance, Pty. Ltd.
$ 925,000 5.300%,  3/15/2026
a
$ 927,277
Nucor Corporation
800,000 2.000%,  6/1/2025 768,889
Steel Dynamics, Inc.
775,000 2.400%,  6/15/2025 746,270
Syngenta Finance NV
2,235,000 4.892%,  4/24/2025
a
2,203,616
Total 15,960,868
Capital Goods (3.0%)
AGCO Corporation
1,100,000 5.450%,  3/21/2027 1,104,915
Amphenol Corporation
1,500,000 4.750%,  3/30/2026 1,489,075
BAE Systems plc
935,000 5.000%,  3/26/2027
a
933,099
Boeing Company
2,350,000 4.875%,  5/1/2025 2,323,895
1,750,000 2.196%,  2/4/2026 1,638,349
Caterpillar Financial Services
Corporation
1,100,000 5.050%,  2/27/2026 1,101,594
1,100,000 4.850%,  2/27/2029 1,106,311
Howmet Aerospace, Inc.
1,014,000 6.875%,  5/1/2025 1,025,251
1,100,000 3.000%,  1/15/2029 993,327
Huntington Ingalls Industries, Inc.
700,000 3.844%,  5/1/2025 686,943
Ingersoll Rand, Inc.
250,000 5.400%,  8/14/2028 253,317
John Deere Capital Corporation
1,500,000 4.850%,  3/5/2027 1,500,649
1,100,000 4.950%,  7/14/2028 1,108,292
Otis Worldwide Corporation
1,225,000 2.056%,  4/5/2025 1,184,456
Regal Rexnord Corporation
850,000 6.050%,  2/15/2026
a
854,390
Republic Services, Inc.
1,250,000 0.875%,  11/15/2025 1,165,408
RTX Corporation
1,100,000 5.750%,  11/8/2026 1,116,908
Textron, Inc.
2,000,000 3.875%,  3/1/2025 1,969,983
Veralto Corporation
1,100,000 5.500%,  9/18/2026
a
1,104,307
Total 22,660,469
Collateralized Mortgage Obligations (10.3%)
A&D Mortgage Trust
3,236,409
6.733%,  7/25/2068, Ser.
2023-NQM3, Class A1
a,b
3,242,876
Angel Oak Mortgage Trust
2,391,550
3.137%,  12/25/2066, Ser.
2022-1, Class A2
a,c
2,076,020
Banc of America Funding Trust
251,826
6.115%,  1/25/2035, Ser.
2004-D, Class 4A1
c
248,869
441,756
5.750%,  3/25/2036, Ser.
2006-3, Class 3A1 415,340
Principal
Amount Long-Term Fixed Income (98.2%) Value
Collateralized Mortgage Obligations (10.3%) -
continued
Bear Stearns Adjustable Rate
Mortgage Trust
$ 94,687
7.670%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
c
$ 87,811
CAFL Issuer, LLC
3,000,000
2.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
a,b
2,878,032
Cascade Funding Mortgage Trust
892,079
4.000%,  10/25/2068, Ser.
2018-RM2, Class A
a,c
881,522
CHNGE Mortgage Trust
1,461,283
6.000%,  1/25/2058, Ser.
2022-5, Class A1
a,c
1,451,579
1,501,394
3.007%,  1/25/2067, Ser.
2022-1, Class A1
a,c
1,366,453
2,365,185
7.065%,  3/25/2058, Ser.
2023-1, Class A1
a,c
2,370,736
2,311,010
3.757%,  3/25/2067, Ser.
2022-2, Class A1
a,c
2,165,575
2,412,875
6.525%,  6/25/2058, Ser.
2023-2, Class A1
a,b
2,396,580
2,547,142
7.100%,  7/25/2058, Ser.
2023-3, Class A1
a,b
2,547,218
Citigroup Mortgage Loan Trust,
Inc.
549,071
5.394%,  (CMT 1Y + 2.400%),
3/25/2036, Ser. 2006-AR1,
Class 3A1
c
502,205
COLT Mortgage Loan Trust
2,158,097
1.726%,  11/25/2066, Ser.
2021-5, Class A1
a,c
1,843,779
Countrywide Alternative Loan Trust
145,377
5.500%,  11/25/2035, Ser.
2005-49CB, Class A1 96,482
159,553
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 123,062
Credit Suisse Mortgage Capital
Certificates
2,802,288
2.303%,  10/25/2066, Ser.
2021-NQM8, Class A2
a,c
2,385,292
Cross Mortgage Trust
1,463,555
6.085%,  12/25/2068, Ser.
2024-H1, Class A1
a,b
1,461,561
Deephaven Residential Mortgage
Trust
2,278,777
2.205%,  1/25/2067, Ser.
2022-1, Class A1
a,c
2,033,461
2,199,761
2.085%,  11/25/2066, Ser.
2021-4, Class A2
a,c
1,884,380
Federal National Mortgage
Association - REMIC
1,902,433
4.500%,  1/25/2046, Ser.
2022-68, Class BA 1,855,848
Flagstar Mortgage Trust
1,495,801
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
a,c
1,308,434
GCAT Trust
1,864,711
6.007%,  1/25/2059, Ser.
2024-NQM1, Class A1
a,b
1,859,706
1,741,751
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
a,c
1,530,003

Limited Maturity Bond Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.2%) Value
Collateralized Mortgage Obligations (10.3%) -
continued
GS Mortgage-Backed Securities
Trust
$ 314,706
1.791%,  9/27/2060, Ser.
2020-NQM1, Class A2
a,c
$ 289,914
J.P. Morgan Alternative Loan Trust
564,291
4.953%,  3/25/2036, Ser.
2006-A1, Class 2A1
c
430,005
LHOME Mortgage Trust
751,248
3.090%,  6/25/2026, Ser.
2021-RTL2, Class A1
a
749,290
763,126
2.363%,  9/25/2026, Ser.
2021-RTL3, Class A1
a,b
751,855
1,100,000
8.000%,  6/25/2028, Ser.
2023-RTL2, Class A1
a,b
1,117,267
1,250,000
7.628%,  11/25/2028, Ser.
2023-RTL4, Class A1
a,b
1,265,026
MFRA Trust
2,010,128
3.875%,  9/25/2056, Ser.
2022-CHM1, Class A1
a,b
1,911,719
2,250,000
7.093%,  2/25/2029, Ser.
2024-RTL1, Class A1
a,b
2,250,714
Mortgage Equity Conversion Asset
Trust
751,721
5.500%,  (CMT 1Y + 0.490%),
1/25/2042, Ser. 2007-FF1,
Class A
a,c
744,185
673,993
5.470%,  (CMT 1Y + 0.470%),
2/25/2042, Ser. 2007-FF2,
Class A
a,c
668,443
NYMT Loan Trust
1,000,000
7.154%,  2/25/2029, Ser.
2024-BPL1, Class A1
a,b
990,794
NYMT Loan Trust I
1,214,291
2.239%,  5/25/2026, Ser.
2021-BPL1, Class A1
a,b
1,196,533
OBX Trust
1,911,248
6.465%,  10/25/2063, Ser.
2023-NQM10, Class A1
a,b
1,922,983
Palisades Mortgage Loan Trust
1,178,008
3.487%,  6/25/2026, Ser.
2021-RTL1, Class A1
a
1,178,008
Preston Ridge Partners Mortgage
Trust, LLC
2,217,961
4.000%,  1/25/2054, Ser.
2024-RCF1, Class A1
a,b
2,116,455
1,657,184
5.363%,  11/25/2025, Ser.
2020-6, Class A1
a,b
1,651,533
ROC Securities Trust Series
2,676,029
3.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
a,c
2,660,838
Starwood Mortgage Residential
Trust
1,709,000
2.731%,  11/25/2066, Ser.
2021-6, Class A2
a,c
1,158,484
Toorak Mortgage Corporation, Ltd.
2,315,309
2.577%,  2/25/2057, Ser.
2022-INV1, Class A1
a,c
2,062,251
1,362,504
3.240%,  6/25/2024, Ser.
2021-1, Class A1
a
1,348,098
Toorak Mortgage Trust
2,750,000
6.597%,  2/25/2039, Ser.
2024-RRTL1, Class A1
a,b
2,762,011
Principal
Amount Long-Term Fixed Income (98.2%) Value
Collateralized Mortgage Obligations (10.3%) -
continued
TRK Trust
$ 1,484,249
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
a,c
$ 1,271,717
TVC Mortgage Trust
1,500,000
8.250%,  11/25/2027, Ser.
2023-RTL1, Class A1
a,b
1,500,982
Vericrest Opportunity Loan
Transferee
1,115,746
5.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
a,b
1,091,608
Verus Securitization Trust
3,144,973
5.930%,  3/25/2068, Ser.
2023-3, Class A1
a,b
3,133,071
1,295,957
2.286%,  11/25/2066, Ser.
2021-8, Class A2
a,c
1,088,082
1,443,250
6.259%,  12/25/2068, Ser.
2023-8, Class A1
a,b
1,447,437
Wachovia Mortgage Loan Trust,
LLC
28,708
5.937%,  5/20/2036, Ser.
2006-A, Class 2A1
c
27,281
Total 77,799,408
Commercial Mortgage-Backed Securities (0.2%)
Silver Hill Trust
1,728,005
3.102%,  11/25/2049, Ser.
2019-1, Class A1
a,c
1,645,371
Total 1,645,371
Communications Services (2.9%)
American Tower Corporation
1,000,000 4.400%,  2/15/2026 982,522
500,000 1.450%,  9/15/2026 455,715
1,200,000 5.500%,  3/15/2028 1,210,049
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
2,100,000 4.908%,  7/23/2025 2,074,443
500,000 6.150%,  11/10/2026 503,916
Cox Communications, Inc.
517,000 3.150%,  8/15/2024
a
511,709
Crown Castle, Inc.
740,000 4.800%,  9/1/2028 725,556
Rogers Communications, Inc.
1,100,000 5.000%,  2/15/2029 1,092,361
Sprint Capital Corporation
2,770,000 6.875%,  11/15/2028 2,951,814
Sprint Corporation
2,450,000 7.125%,  6/15/2024 2,454,197
1,000,000 7.625%,  2/15/2025 1,011,819
Take-Two Interactive Software, Inc.
1,250,000 5.000%,  3/28/2026 1,243,570
T-Mobile USA, Inc.
1,400,000 3.500%,  4/15/2025 1,372,600
1,875,000 4.850%,  1/15/2029 1,861,111
Warnermedia Holdings, Inc.
1,900,000 3.638%,  3/15/2025 1,862,250
1,800,000 3.755%,  3/15/2027 1,717,790
Total 22,031,422

Limited Maturity Bond Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.2%) Value
Consumer Cyclical (5.8%)
American Honda Finance
Corporation
$ 1,100,000 4.900%,  3/12/2027 $ 1,097,821
1,200,000 5.650%,  11/15/2028 1,236,576
D.R. Horton, Inc.
800,000 2.600%,  10/15/2025 766,546
Daimler Trucks Finance North
America, LLC
1,100,000 5.600%,  8/8/2025
a
1,100,653
Expedia Group, Inc.
3,150,000 6.250%,  5/1/2025
a
3,163,774
Ford Motor Credit Company, LLC
1,100,000 3.375%,  11/13/2025 1,058,277
1,125,000 5.800%,  3/5/2027 1,129,160
1,500,000 5.113%,  5/3/2029 1,456,237
General Motors Company
1,000,000 6.125%,  10/1/2025 1,008,413
General Motors Financial
Company, Inc.
1,420,000 2.900%,  2/26/2025 1,385,202
925,000 2.750%,  6/20/2025 893,882
550,000 5.400%,  5/8/2027 551,439
1,500,000 5.800%,  1/7/2029 1,526,424
Hyatt Hotels Corporation
1,650,000 5.750%,  1/30/2027 1,675,675
Hyundai Capital America
1,140,000 1.800%,  10/15/2025
a
1,077,464
750,000 6.250%,  11/3/2025
a
757,669
750,000 1.650%,  9/17/2026
a
685,992
1,100,000 5.300%,  3/19/2027
a
1,100,199
Hyundai Capital Services, Inc.
750,000 1.250%,  2/8/2026
a
693,878
Kohl's Corporation
2,286,000 10.750%,  5/15/2025 2,366,010
Lennar Corporation
1,100,000 4.750%,  5/30/2025 1,090,435
Lowe's Companies, Inc.
2,000,000 4.000%,  4/15/2025 1,972,787
1,000,000 4.400%,  9/8/2025 987,735
Marriott International, Inc./MD
819,000 5.750%,  5/1/2025 820,598
750,000 5.450%,  9/15/2026 753,808
McDonald's Corporation
700,000 4.800%,  8/14/2028 702,021
Mercedes-Benz Finance North
America, LLC
925,000 5.200%,  8/3/2026
a
927,145
750,000 5.100%,  8/3/2028
a
752,780
Meritage Homes Corporation
1,250,000 6.000%,  6/1/2025 1,248,722
O'Reilly Automotive, Inc.
1,100,000 5.750%,  11/20/2026 1,118,100
PACCAR Financial Corporation
825,000 4.600%,  1/31/2029 819,500
PulteGroup, Inc.
1,750,000 5.500%,  3/1/2026 1,750,890
Starbucks Corporation
1,100,000 4.850%,  2/8/2027 1,097,949
Tapestry, Inc.
370,000 7.050%,  11/27/2025 377,613
370,000 7.000%,  11/27/2026 381,220
Toyota Motor Credit Corporation
750,000 4.650%,  1/5/2029 745,409
Principal
Amount Long-Term Fixed Income (98.2%) Value
Consumer Cyclical (5.8%) - continued
VICI Properties, LP/VICI Note
Company, Inc.
$ 2,750,000 4.625%,  6/15/2025
a
$ 2,707,825
Volkswagen Group of America
Finance, LLC
1,100,000 5.300%,  3/22/2027
a
1,102,282
Total 44,088,110
Consumer Non-Cyclical (6.1%)
AbbVie, Inc.
1,675,000 4.800%,  3/15/2027 1,676,730
Altria Group, Inc.
1,000,000 4.400%,  2/14/2026 985,084
1,100,000 6.200%,  11/1/2028 1,146,499
Amgen, Inc.
825,000 5.150%,  3/2/2028 830,289
AstraZeneca Finance, LLC
1,100,000 4.800%,  2/26/2027 1,099,525
BAT International Finance plc
2,500,000 1.668%,  3/25/2026 2,326,900
1,100,000 5.931%,  2/2/2029 1,129,069
Becton, Dickinson and Company
1,250,000 4.693%,  2/13/2028 1,237,294
Campbell Soup Company
370,000 5.300%,  3/20/2026 370,278
CVS Health Corporation
900,000 5.000%,  2/20/2026 896,857
General Mills, Inc.
1,100,000 5.500%,  10/17/2028 1,122,555
GSK Consumer Healthcare Capital
US, LLC
1,100,000 3.375%,  3/24/2027 1,052,673
HCA, Inc.
1,250,000 5.875%,  2/15/2026 1,255,340
Imperial Brands Finance plc
1,750,000 3.125%,  7/26/2024
a
1,734,775
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
2,000,000 2.500%,  1/15/2027 1,843,562
Kenvue, Inc.
915,000 5.050%,  3/22/2028 924,832
Keurig Dr Pepper, Inc.
1,500,000 5.100%,  3/15/2027 1,502,206
Kraft Heinz Foods Company
2,500,000 3.000%,  6/1/2026 2,392,938
Mattel, Inc.
2,000,000 3.375%,  4/1/2026
a
1,912,752
McKesson Corporation
1,500,000 0.900%,  12/3/2025 1,395,592
Nestle Holdings, Inc.
1,475,000 5.000%,  3/14/2028
a
1,492,736
Pfizer Investment Enterprises,
Private Ltd.
1,940,000 4.450%,  5/19/2026 1,919,837
1,100,000 4.450%,  5/19/2028 1,084,349
Philip Morris International, Inc.
1,350,000 0.875%,  5/1/2026 1,239,561
750,000 4.750%,  2/12/2027 745,833
900,000 4.875%,  2/15/2028 897,520
375,000 4.875%,  2/13/2029 372,611
Procter & Gamble Company
1,100,000 4.350%,  1/29/2029 1,097,733

Limited Maturity Bond Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.2%) Value
Consumer Non-Cyclical (6.1%) - continued
Royalty Pharma plc
$ 2,675,000 1.200%,  9/2/2025 $ 2,517,816
Stryker Corporation
2,500,000 3.500%,  3/15/2026 2,424,143
Thermo Fisher Scientific, Inc.
1,500,000 5.000%,  12/5/2026 1,506,199
Universal Health Services, Inc.
1,650,000 1.650%,  9/1/2026 1,503,842
Utah Acquisition Sub, Inc.
1,315,000 3.950%,  6/15/2026 1,270,465
Zoetis, Inc.
1,150,000 5.400%,  11/14/2025 1,151,504
Total 46,059,899
Energy (4.4%)
Apache Corporation
1,100,000 4.375%,  10/15/2028 1,039,801
BP Capital Markets America, Inc.
550,000 4.699%,  4/10/2029 548,620
Canadian Natural Resources, Ltd.
1,400,000 2.050%,  7/15/2025 1,339,307
Cheniere Corpus Christi Holdings,
LLC
1,391,000 5.875%,  3/31/2025 1,391,400
Cheniere Energy Partners, LP
2,500,000 4.500%,  10/1/2029 2,379,367
Columbia Pipelines Holding
Company, LLC
925,000 6.055%,  8/15/2026
a
935,108
740,000 6.042%,  8/15/2028
a
756,148
Continental Resources, Inc.
2,650,000 2.268%,  11/15/2026
a
2,439,438
Devon Energy Corporation
1,150,000 5.850%,  12/15/2025 1,156,242
Enbridge, Inc.
1,100,000 5.900%,  11/15/2026 1,120,434
Energy Transfer, LP
950,000 2.900%,  5/15/2025 922,059
750,000 6.050%,  12/1/2026 764,779
EQT Corporation
277,000 6.125%,  2/1/2025 277,330
Hess Corporation
1,738,000 3.500%,  7/15/2024 1,725,585
Marathon Petroleum Corporation
1,700,000 4.700%,  5/1/2025 1,685,563
MPLX, LP
1,500,000 4.875%,  6/1/2025 1,487,446
1,100,000 1.750%,  3/1/2026 1,028,273
National Fuel Gas Company
750,000 5.200%,  7/15/2025 746,010
1,370,000 5.500%,  1/15/2026 1,367,882
Occidental Petroleum Corporation
1,500,000 5.875%,  9/1/2025 1,504,695
ONEOK Partners, LP
721,000 4.900%,  3/15/2025 715,681
ONEOK, Inc.
500,000 5.550%,  11/1/2026 504,576
500,000 5.650%,  11/1/2028 511,102
Ovintiv, Inc.
750,000 5.650%,  5/15/2025 750,128
1,200,000 5.375%,  1/1/2026 1,195,112
Phillips 66 Company
800,000 4.950%,  12/1/2027 800,506
Principal
Amount Long-Term Fixed Income (98.2%) Value
Energy (4.4%) - continued
Pioneer Natural Resources
Company
$ 1,700,000 1.125%,  1/15/2026 $ 1,582,069
Plains All American Pipeline, LP/
PAA Finance Corporation
750,000 4.650%,  10/15/2025 739,814
Transcontinental Gas Pipe Line
Company, LLC
600,000 7.850%,  2/1/2026 622,395
Western Midstream Operating, LP
1,500,000 3.100%,  2/1/2025 1,467,665
Total 33,504,535
Financials (30.5%)
ABN AMRO Bank NV
1,100,000 6.339%,  9/18/2027
a,c
1,118,875
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
262,000 1.650%,  10/29/2024 255,609
1,300,000 6.500%,  7/15/2025 1,312,533
1,200,000 1.750%,  1/30/2026 1,120,451
250,000 2.450%,  10/29/2026 232,165
900,000 6.100%,  1/15/2027 914,729
665,000 6.450%,  4/15/2027
a
682,779
Air Lease Corporation
1,500,000 0.800%,  8/18/2024 1,471,422
Aircastle, Ltd.
2,100,000 5.250%,  8/11/2025
a
2,081,442
Ally Financial, Inc.
3,000,000 5.750%,  11/20/2025
f
2,978,395
American Express Company
1,250,000 5.098%,  2/16/2028
c
1,248,071
Aon North America, Inc.
1,100,000 5.125%,  3/1/2027 1,106,586
Apollo Debt Solutions BDC
370,000 6.900%,  4/13/2029
a
373,512
Ares Capital Corporation
924,000 4.250%,  3/1/2025 908,849
1,350,000 3.875%,  1/15/2026 1,305,770
800,000 2.150%,  7/15/2026 736,664
Australia & New Zealand Banking
Group, Ltd.
1,890,000 2.950%,  7/22/2030
a,c
1,816,069
Aviation Capital Group, LLC
1,500,000 4.875%,  10/1/2025
a
1,472,215
Avolon Holdings Funding, Ltd.
2,000,000 3.950%,  7/1/2024
a
1,988,422
1,644,000 5.500%,  1/15/2026
a
1,626,927
1,000,000 2.125%,  2/21/2026
a
931,606
450,000 4.250%,  4/15/2026
a
434,305
Banco Santander Mexico SA
320,000 5.375%,  4/17/2025
a
318,772
Banco Santander SA
1,600,000 5.147%,  8/18/2025 1,588,810
1,000,000 1.849%,  3/25/2026 934,115
600,000 4.175%,  3/24/2028
c
578,315
1,000,000 5.588%,  8/8/2028 1,014,124
Bank of America Corporation
1,250,000 0.976%,  4/22/2025
c
1,246,287
1,500,000 3.841%,  4/25/2025
c
1,497,938
1,125,000 0.981%,  9/25/2025
c
1,098,936
1,900,000 2.456%,  10/22/2025
c
1,865,859
850,000 3.384%,  4/2/2026
c
831,358

Limited Maturity Bond Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.2%) Value
Financials (30.5%) - continued
$ 1,275,000 1.319%,  6/19/2026
c
$ 1,211,965
1,000,000 4.827%,  7/22/2026
c
991,002
1,500,000 1.734%,  7/22/2027
c
1,382,924
Bank of Montreal
1,115,000 5.266%,  12/11/2026 1,119,935
Bank of New York Mellon
Corporation
700,000 4.700%,  9/20/2025
c,g
686,863
1,000,000 4.414%,  7/24/2026
c
987,865
750,000 6.317%,  10/25/2029
c
791,424
Bank of New Zealand
1,800,000 4.846%,  2/7/2028
a
1,783,780
Bank of Nova Scotia
935,000 4.900%,  6/4/2025
c,g
920,061
Barclays plc
1,100,000 6.496%,  9/13/2027
c
1,122,107
500,000 2.279%,  11/24/2027
c
459,818
550,000 5.674%,  3/12/2028
c
551,956
BlackRock Funding, Inc.
550,000 4.700%,  3/14/2029 550,360
Blackstone Private Credit Fund
1,750,000 2.700%,  1/15/2025 1,708,247
850,000 4.700%,  3/24/2025 839,347
Blue Owl Capital Corporation II
750,000 8.450%,  11/15/2026
a,f
772,487
Blue Owl Credit Income
Corporation
650,000 4.700%,  2/8/2027 616,633
Blue Owl Technology Finance
Corporation
750,000 4.750%,  12/15/2025
a
721,165
750,000 3.750%,  6/17/2026
a
694,516
Blue Owl Technology Finance
Corporation II
1,025,000 6.750%,  4/4/2029
a,e
1,012,285
BNP Paribas SA
960,000 2.819%,  11/19/2025
a,c
941,472
1,300,000 1.323%,  1/13/2027
a,c
1,208,403
850,000 5.176%,  1/9/2030
a,c
850,061
BPCE SA
950,000 2.375%,  1/14/2025
a
924,913
750,000 5.975%,  1/18/2027
a,c
751,935
Camden Property Trust
1,100,000 5.850%,  11/3/2026 1,120,878
Canadian Imperial Bank of
Commerce
1,300,000 5.144%,  4/28/2025 1,295,839
1,250,000 3.945%,  8/4/2025 1,227,636
1,100,000 5.926%,  10/2/2026 1,121,097
Capital One Financial Corporation
750,000 2.636%,  3/3/2026
c
729,051
1,500,000 4.985%,  7/24/2026
c
1,490,327
Centene Corporation
2,000,000 4.250%,  12/15/2027 1,906,959
1,200,000 4.625%,  12/15/2029 1,139,255
Charles Schwab Corporation
400,000 5.375%,  6/1/2025
c,g
397,232
1,250,000 4.000%,  6/1/2026
c,g
1,169,467
1,100,000 5.875%,  8/24/2026 1,118,334
Citigroup, Inc.
500,000 4.000%,  12/10/2025
c,g
479,373
1,000,000 3.290%,  3/17/2026
c
977,277
925,000 3.106%,  4/8/2026
c
901,586
1,150,000 1.122%,  1/28/2027
c
1,063,597
Principal
Amount Long-Term Fixed Income (98.2%) Value
Financials (30.5%) - continued
$ 650,000 5.174%,  2/13/2030
c
$ 646,967
Comerica, Inc.
585,000 5.625%,  7/1/2025
c,f,g
562,405
Cooperatieve Rabobank UA
1,625,000 1.339%,  6/24/2026
a,c
1,543,355
COPT Defense Properties, LP
450,000 2.250%,  3/15/2026 423,109
Corebridge Financial, Inc.
1,000,000 3.650%,  4/5/2027 954,366
Credit Agricole SA
1,000,000 6.875%,  9/23/2024
a,c,g
998,266
750,000 1.247%,  1/26/2027
a,c
695,049
1,500,000 5.134%,  3/11/2027
a
1,500,983
725,000 6.316%,  10/3/2029
a,c
751,622
Credit Suisse Group AG
990,000 7.500%,  12/11/2028
*,c,g,h
108,900
Danske Bank AS
1,000,000 0.976%,  9/10/2025
a,c
977,752
500,000 6.466%,  1/9/2026
a,c
501,815
Deutsche Bank AG
2,700,000 4.500%,  4/1/2025 2,654,790
2,000,000 6.000%,  10/30/2025
c,g
1,846,456
Deutsche Bank AG/New York, NY
1,200,000 3.700%,  5/30/2024 1,195,053
1,100,000 2.129%,  11/24/2026
c
1,037,312
Discover Bank
1,250,000 2.450%,  9/12/2024 1,231,475
1,285,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
c
1,278,282
Elevance Health, Inc.
750,000 5.350%,  10/15/2025 750,398
EPR Properties
1,875,000 4.950%,  4/15/2028 1,784,261
Fifth Third Bancorp
1,900,000 2.375%,  1/28/2025 1,849,484
Fifth Third Bank NA
200,000 3.850%,  3/15/2026 192,605
First Horizon Bank
1,480,000 5.750%,  5/1/2030
f
1,400,380
First-Citizens Bank & Trust
Company
1,200,000 6.125%,  3/9/2028 1,232,505
FS KKR Capital Corporation
1,100,000 4.250%,  2/14/2025
a
1,081,940
2,000,000 3.400%,  1/15/2026 1,897,943
GA Global Funding Trust
1,200,000 1.625%,  1/15/2026
a
1,112,517
GATX Corporation
750,000 5.400%,  3/15/2027 755,130
Goldman Sachs Bank USA/New
York, NY
1,100,000 5.283%,  3/18/2027
c
1,099,448
Goldman Sachs BDC, Inc.
550,000 6.375%,  3/11/2027 554,099
Goldman Sachs Group, Inc.
272,000 4.250%,  10/21/2025 266,887
1,700,000 0.855%,  2/12/2026
c
1,628,390
1,250,000 3.615%,  3/15/2028
c
1,195,668
1,100,000 4.482%,  8/23/2028
c
1,075,398
1,100,000 6.484%,  10/24/2029
c
1,157,332
HSBC Holdings plc
500,000 2.999%,  3/10/2026
c
487,076
1,325,000 1.645%,  4/18/2026
c
1,269,114

Limited Maturity Bond Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.2%) Value
Financials (30.5%) - continued
$ 1,000,000 1.589%,  5/24/2027
c
$ 920,171
HSBC USA, Inc.
750,000 5.294%,  3/4/2027 754,361
Huntington National Bank
1,000,000 5.699%,  11/18/2025
c
994,182
ING Groep NV
500,000 4.625%,  1/6/2026
a
494,456
1,250,000 1.726%,  4/1/2027
c
1,160,209
1,000,000 4.017%,  3/28/2028
c
963,514
J.P. Morgan Chase & Company
1,500,000 0.969%,  6/23/2025
c
1,482,579
750,000 1.561%,  12/10/2025
c
729,172
800,000 2.005%,  3/13/2026
c
773,412
900,000 2.083%,  4/22/2026
c
867,206
1,000,000 3.650%,  6/1/2026
c,g
949,737
2,500,000 1.045%,  11/19/2026
c
2,330,986
725,000 1.040%,  2/4/2027
c
670,956
800,000 4.851%,  7/25/2028
c
793,254
J.P. Morgan Chase Bank NA
750,000 5.110%,  12/8/2026 752,153
KeyBank NA/Cleveland, OH
500,000 4.700%,  1/26/2026 488,345
KeyCorp
550,000 3.878%,  5/23/2025
c
547,526
Kilroy Realty, LP
1,800,000 4.375%,  10/1/2025 1,761,517
Lloyds Banking Group plc
925,000 7.500%,  6/27/2024
c,g
919,439
350,000 4.582%,  12/10/2025 343,161
550,000 5.985%,  8/7/2027
c
555,181
1,125,000 5.462%,  1/5/2028
c
1,125,248
1,000,000 3.750%,  3/18/2028
c
957,238
M&T Bank Corporation
750,000 3.500%,  9/1/2026
c,g
575,258
Macquarie Airfinance Holdings,
Ltd.
360,000 6.400%,  3/26/2029
a
365,695
Macquarie Group, Ltd.
1,250,000 1.201%,  10/14/2025
a,c
1,218,805
Manufacturers & Traders Trust
Company
1,000,000 5.400%,  11/21/2025 990,993
1,000,000 4.650%,  1/27/2026 978,233
MassMutual Global Funding II
1,100,000 4.850%,  1/17/2029
a
1,093,185
Met Tower Global Funding
1,100,000 5.400%,  6/20/2026
a
1,104,761
Metropolitan Life Global Funding I
1,100,000 5.400%,  9/12/2028
a
1,113,924
Mitsubishi UFJ Financial Group,
Inc.
875,000 2.193%,  2/25/2025 849,400
2,000,000 0.953%,  7/19/2025
c
1,970,370
800,000 5.063%,  9/12/2025
c
797,257
Morgan Stanley
750,000 2.720%,  7/22/2025
c
742,425
1,300,000 0.864%,  10/21/2025
c
1,264,186
1,750,000 5.000%,  11/24/2025 1,739,181
500,000 4.679%,  7/17/2026
c
494,613
1,000,000 6.138%,  10/16/2026
c
1,011,437
1,000,000 0.985%,  12/10/2026
c
926,465
2,000,000 5.164%,  4/20/2029
c
1,998,386
465,000 5.449%,  7/20/2029
c
469,078
Principal
Amount Long-Term Fixed Income (98.2%) Value
Financials (30.5%) - continued
NatWest Group plc
$ 750,000 5.847%,  3/2/2027
c
$ 753,598
400,000 3.754%,  11/1/2029
c
393,207
New York Life Global Funding
1,100,000 4.900%,  6/13/2028
a
1,098,133
Nomura Holdings, Inc.
1,890,000 2.648%,  1/16/2025 1,845,483
750,000 2.329%,  1/22/2027 691,352
Nordea Bank Abp
1,700,000 1.500%,  9/30/2026
a
1,551,208
Northwestern Mutual Global
Funding
1,100,000 4.900%,  6/12/2028
a
1,093,723
Omega Healthcare Investors, Inc.
380,000 4.950%,  4/1/2024 380,000
800,000 4.500%,  1/15/2025 791,197
1,000,000 5.250%,  1/15/2026 993,485
Peachtree Corners Funding Trust
1,375,000 3.976%,  2/15/2025
a
1,348,903
PNC Financial Services Group,
Inc.
750,000 5.671%,  10/28/2025
c
749,861
1,500,000 3.400%,  9/15/2026
c,g
1,311,060
1,000,000 4.758%,  1/26/2027
c
990,646
750,000 6.615%,  10/20/2027
c
772,169
925,000 5.582%,  6/12/2029
c
936,267
Pricoa Global Funding I
1,500,000 5.550%,  8/28/2026
a
1,517,470
Principal Life Global Funding II
900,000 0.875%,  1/12/2026
a
831,263
1,100,000 5.000%,  1/16/2027
a
1,099,849
Realty Income Corporation
2,950,000 4.625%,  11/1/2025 2,921,402
500,000 4.875%,  6/1/2026 496,953
Regency Centers, LP
1,500,000 3.750%,  6/15/2024 1,491,404
Regions Financial Corporation
1,285,000 2.250%,  5/18/2025 1,235,488
Royal Bank of Canada
1,100,000 5.200%,  8/1/2028 1,110,953
750,000 4.950%,  2/1/2029
f
751,795
Santander Holdings USA, Inc.
350,000 3.450%,  6/2/2025 340,222
750,000 2.490%,  1/6/2028
c
681,609
Santander UK Group Holdings plc
925,000 1.532%,  8/21/2026
c
871,287
Simon Property Group, LP
1,250,000 3.300%,  1/15/2026 1,208,208
Societe Generale SA
1,800,000 2.625%,  10/16/2024
a
1,769,045
1,400,000 1.488%,  12/14/2026
a,c
1,300,584
Standard Chartered plc
1,000,000 2.608%,  1/12/2028
a,c
921,632
State Street Corporation
600,000 5.104%,  5/18/2026
c
598,080
1,000,000 5.751%,  11/4/2026
c
1,006,698
1,300,000 5.684%,  11/21/2029
c
1,335,071
Sumitomo Mitsui Financial Group,
Inc.
750,000 0.948%,  1/12/2026 696,653
1,200,000 2.174%,  1/14/2027 1,111,307
1,100,000 5.716%,  9/14/2028 1,130,991

Limited Maturity Bond Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.2%) Value
Financials (30.5%) - continued
Sumitomo Mitsui Trust Bank, Ltd.
$ 1,100,000 5.650%,  9/14/2026
a
$ 1,110,296
Synchrony Financial
1,485,000 4.250%,  8/15/2024 1,475,423
1,920,000 4.500%,  7/23/2025 1,881,407
Synovus Bank
1,845,000 5.625%,  2/15/2028 1,791,676
Toronto-Dominion Bank
1,135,000 5.264%,  12/11/2026 1,142,368
Truist Financial Corporation
675,000 4.950%,  9/1/2025
c,g
662,231
650,000 4.260%,  7/28/2026
c
639,431
1,100,000 1.267%,  3/2/2027
c
1,016,956
U.S. Bancorp
750,000 5.727%,  10/21/2026
c
754,057
1,000,000 6.787%,  10/26/2027
c
1,035,519
500,000 4.548%,  7/22/2028
c
490,044
550,000 5.384%,  1/23/2030
c
552,429
UBS AG
2,756,000 5.125%,  5/15/2024 2,749,110
UBS Group AG
800,000 4.490%,  8/5/2025
a,c
796,021
3,350,000 1.305%,  2/2/2027
a,c
3,092,473
1,100,000 6.327%,  12/22/2027
a,c
1,123,706
1,300,000 5.428%,  2/8/2030
a,c
1,301,927
USB Realty Corporation
95,000
6.723%,  (TSFR3M +
1.409%), 1/15/2027
a,c,g
73,116
Wells Fargo & Company
3,200,000 2.406%,  10/30/2025
c
3,139,044
1,000,000 3.908%,  4/25/2026
c
981,458
500,000 4.540%,  8/15/2026
c
493,615
850,000 3.526%,  3/24/2028
c
809,021
1,100,000 5.574%,  7/25/2029
c
1,113,037
Wells Fargo Bank NA
1,025,000 5.254%,  12/11/2026 1,028,985
Westpac Banking Corporation
940,000 2.894%,  2/4/2030
c
914,430
Westpac New Zealand, Ltd.
1,500,000 5.132%,  2/26/2027
a,f
1,500,009
1,100,000 4.902%,  2/15/2028
a
1,090,569
Total 230,454,143
Foreign Government (0.3%)
NBN Company, Ltd.
1,000,000 0.875%,  10/8/2024
a
975,683
1,000,000 1.450%,  5/5/2026
a
925,650
Total 1,901,333
Mortgage-Backed Securities (<0.1%)
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
55,147
5.764%,  (RFUCCT1Y +
1.514%), 1/1/2043
c
54,764
Total 54,764
Technology (2.7%)
Cisco Systems, Inc.
375,000 4.850%,  2/26/2029 377,768
Dell International, LLC/EMC
Corporation
1,750,000 5.850%,  7/15/2025 1,758,819
Principal
Amount Long-Term Fixed Income (98.2%) Value
Technology (2.7%) - continued
Fiserv, Inc.
$ 1,100,000 5.150%,  3/15/2027 $ 1,104,154
1,100,000 5.450%,  3/2/2028 1,112,858
Global Payments, Inc.
875,000 2.650%,  2/15/2025 852,433
Hewlett Packard Enterprise
Company
725,000 5.900%,  10/1/2024 726,084
Jabil, Inc.
1,000,000 4.250%,  5/15/2027 969,107
Microchip Technology, Inc.
350,000 5.050%,  3/15/2029 350,053
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
1,342,000 2.700%,  5/1/2025 1,302,268
Oracle Corporation
1,055,000 2.500%,  4/1/2025 1,023,180
1,750,000 2.950%,  5/15/2025 1,704,009
1,000,000 5.800%,  11/10/2025 1,008,242
1,100,000 4.500%,  5/6/2028 1,083,636
Panasonic Corporation
1,000,000 2.679%,  7/19/2024
a
990,658
Qorvo, Inc.
2,300,000 4.375%,  10/15/2029 2,155,798
Roper Technologies, Inc.
675,000 1.000%,  9/15/2025 634,645
Seagate HDD Cayman
1,232,000 4.750%,  1/1/2025 1,220,822
SK Hynix, Inc.
750,000 5.500%,  1/16/2027
a
749,921
VeriSign, Inc.
1,190,000 5.250%,  4/1/2025 1,184,950
VMware, LLC
350,000 1.400%,  8/15/2026 319,640
Total 20,629,045
Transportation (1.5%)
British Airways plc
174,079 4.625%,  6/20/2024
a
173,664
Canadian Pacific Railway
Company
1,000,000 1.350%,  12/2/2024 972,329
Continental Airlines, Inc.
1,570,411 4.150%,  4/11/2024 1,569,113
Delta Air Lines, Inc.
1,000,000 7.000%,  5/1/2025
a
1,013,121
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
1,254,167 4.500%,  10/20/2025
a
1,241,412
ERAC USA Finance, LLC
750,000 5.000%,  2/15/2029
a
751,252
Mileage Plus Holdings, LLC
650,000 6.500%,  6/20/2027
a
653,585
Penske Truck Leasing Company,
LP/PTL Finance Corporation
1,000,000 2.700%,  11/1/2024
a
982,282
1,000,000 3.950%,  3/10/2025
a
984,070
800,000 1.200%,  11/15/2025
a
746,301
Southwest Airlines Company
350,000 5.250%,  5/4/2025 348,604

Limited Maturity Bond Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.2%) Value
Transportation (1.5%) - continued
TTX Company
$ 1,500,000 5.500%,  9/25/2026
a
$ 1,504,975
Total 10,940,708
U.S. Government & Agencies (7.0%)
U.S. Treasury Notes
40,775,000 3.500%,  1/31/2028 39,582,013
10,730,000 4.000%,  10/31/2029 10,603,000
2,660,000 3.500%,  2/15/2033 2,519,207
Total 52,704,220
Utilities (4.6%)
AES Corporation
1,700,000 3.300%,  7/15/2025
a
1,646,843
Ameren Corporation
250,000 2.500%,  9/15/2024 246,345
American Electric Power
Company, Inc.
2,000,000 5.699%,  8/15/2025 2,004,092
1,075,000 1.000%,  11/1/2025 1,002,372
745,000 5.200%,  1/15/2029 746,751
CenterPoint Energy, Inc.
900,000 5.250%,  8/10/2026 901,531
Constellation Energy Generation,
LLC
1,100,000 5.600%,  3/1/2028 1,120,485
Dominion Energy, Inc.
1,650,000 1.450%,  4/15/2026 1,528,221
DTE Energy Company
750,000 4.220%,  11/1/2024 743,077
950,000 5.100%,  3/1/2029 946,169
Duke Energy Corporation
500,000 3.250%,  1/15/2082
c
444,318
915,000 0.900%,  9/15/2025 858,590
1,350,000 5.000%,  12/8/2025 1,345,812
Enel Finance International NV
1,000,000 6.800%,  10/14/2025
a
1,019,976
Entergy Corporation
870,000 0.900%,  9/15/2025 815,487
Eversource Energy
925,000 4.750%,  5/15/2026 915,407
1,100,000 5.450%,  3/1/2028 1,113,580
Exelon Corporation
725,000 5.150%,  3/15/2028 726,773
Georgia Power Company
1,100,000 5.004%,  2/23/2027 1,101,322
1,100,000 4.650%,  5/16/2028 1,089,013
Jersey Central Power & Light
Company
1,500,000 4.300%,  1/15/2026
a
1,465,598
National Rural Utilities Cooperative
Finance Corporation
1,100,000 4.800%,  3/15/2028 1,098,728
862,000
8.489%,  (TSFR3M +
3.172%), 4/30/2043
c
859,847
NextEra Energy Capital Holdings,
Inc.
1,000,000 5.749%,  9/1/2025 1,004,291
NiSource, Inc.
920,000 0.950%,  8/15/2025 865,772
Pacific Gas and Electric Company
1,100,000 5.550%,  5/15/2029 1,109,605
Principal
Amount Long-Term Fixed Income (98.2%) Value
Utilities (4.6%) - continued
Sempra
$ 1,750,000 3.300%,  4/1/2025 $ 1,712,118
Southern California Edison
Company
1,400,000 4.875%,  2/1/2027 1,395,737
Southern Company
900,000 4.000%,  1/15/2051
c
865,226
750,000 3.750%,  9/15/2051
c
701,101
Vistra Operations Company, LLC
2,000,000 5.125%,  5/13/2025
a
1,982,310
WEC Energy Group, Inc.
1,100,000 5.600%,  9/12/2026 1,112,713
Total 34,489,210
Total Long-Term Fixed Income
(cost $759,140,968) 742,211,680
Shares
Collateral Held for Securities
Loaned ( 0.9% ) Value
6,605,814 Thrivent Cash Management Trust 6,605,814
Total Collateral Held for
Securities Loaned
(cost $6,605,814) 6,605,814
Shares Preferred Stock ( 0.2% ) Value
Financials (0.2%)
66,000 Citigroup Capital XIII, 11.949%
c
1,945,020
Total 1,945,020
Total Preferred Stock
(cost $1,821,600) 1,945,020
Shares or
Principal
Amount Short-Term Investments ( 1.0% ) Value
Federal Home Loan Bank Discount
Notes
7,285,000 5.150%, 4/1/2024
i
7,280,807
Total Short-Term Investments
(cost $7,281,874) 7,280,807
Total Investments (cost
$774,850,256) 100.3% $758,043,321
Other Assets and Liabilities, Net
(0.3%) (2,118,538)
Total Net Assets 100.0% $755,924,783
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of March 28, 2024, the value of these investments was $312,895,043 or 41.4%
of total net assets.
b Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
March 28, 2024.

Limited Maturity Bond Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

c Denotes variable rate securities. The rate shown is as of
March 28, 2024. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
d All or a portion of the security is insured or guaranteed.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f All or a portion of the security is on loan.
g Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
h Defaulted security.  Interest is not being accrued.
i The interest rate shown reflects the yield.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Limited
Maturity Bond Portfolio as of March 28, 2024 was $108,900
or 0.01% of total net assets. The following table indicates
the acquisition date and cost of restricted securities shown in the schedule as of March 28, 2024.
Security
Acquisition
Date Cost
Credit Suisse Group AG,
12/29/2049 12/4/2013 $ 990,000
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Limited Maturity Bond
Portfolio as of March 28, 2024:
Securities Lending Transactions
Long-Term Fixed Income $ 7,340,652
Total lending $7,340,652
Gross amount payable upon return of
collateral for securities loaned $6,605,814
Net amounts due to counterparty $(734,838)
Definitions:
CLO - Collateralized Loan Obligation
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
Ser. - Series
Reference Rate Index:
CMT 1Y - Constant Maturity Treasury Yield 1 Year
LIBOR 1M - ICE Libor USD Rate 1 Month
RFUCCT1Y - Refinitiv USD IBOR Consumer Cash Fallbacks
Term 1 Year
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year

Limited Maturity Bond Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 28, 2024, in valuing Limited Maturity Bond Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 127,288,175 – 127,288,175 –
Basic Materials 15,960,868 – 15,960,868 –
Capital Goods 22,660,469 – 22,660,469 –
Collateralized Mortgage Obligations 77,799,408 – 77,799,408 –
Commercial Mortgage-Backed Securities 1,645,371 – 1,645,371 –
Communications Services 22,031,422 – 22,031,422 –
Consumer Cyclical 44,088,110 – 44,088,110 –
Consumer Non-Cyclical 46,059,899 – 46,059,899 –
Energy 33,504,535 – 33,504,535 –
Financials 230,454,143 – 230,454,143 –
Foreign Government 1,901,333 – 1,901,333 –
Mortgage-Backed Securities 54,764 – 54,764 –
Technology 20,629,045 – 20,629,045 –
Transportation 10,940,708 – 10,940,708 –
U.S. Government & Agencies 52,704,220 – 52,704,220 –
Utilities 34,489,210 – 34,489,210 –
Preferred Stock
Financials 1,945,020 1,945,020 – –
Short-Term Investments 7,280,807 – 7,280,807 –
Subtotal Investments in Securities $ 751,437,507 $1,945,020 $749,492,487 $–
Other Investments  * Total
Collateral Held for Securities Loaned 6,605,814
Subtotal Other Investments $6,605,814
Total Investments at Value $758,043,321
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending for the Portfolio.
Thrivent Cash Management Trust is established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Limited Maturity Bond
Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
3/28/2024
Shares Held at
3/28/2024
% of Net
Assets
3/28/2024
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment $1,225 $9,419 $4,038 $6,606 6,606 0.9%
Total Collateral Held for Securities Loaned 1,225 6,606 0.9
Total Value $1,225 $6,606
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 3/28/2024
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – $– $ – $9
Total Affiliated Income from Securities Loaned, Net $9
Total Value $– $– $ –

Low Volatility Equity Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 98.2% ) Value
Communications Services (9.9%)
234 Alphabet, Inc., Class C
a
$ 35,629
23,018 AT&T, Inc. 405,117
8,176 BCE, Inc. 277,835
405,000 CITIC Telecom International
Holdings, Ltd. 130,947
20,377 Deutsche Telekom AG 494,643
4,631 Electronic Arts, Inc. 614,395
5,400 KDDI Corporation 159,660
177,452 Koninklijke (Royal) KPN NV 663,745
361,700 Nippon Telegraph and Telephone
Corporation 430,822
6,900 SoftBank Corporation 88,837
705 Swisscom AG 431,499
44,736 Telefonica SA 197,566
241 T-Mobile US, Inc. 39,336
27,706 Verizon Communications, Inc. 1,162,544
Total 5,132,575
Consumer Discretionary (6.6%)
144 Bayerische Motoren Werke AG 16,615
1,940 Dollarama, Inc. 147,790
28,714 Europris ASA
b
206,795
48,800 Heiwa Corporation 638,200
477 Home Depot, Inc. 182,977
3,924 McDonald's Corporation 1,106,372
195 Next plc 22,730
538 O'Reilly Automotive, Inc.
a
607,337
346 Pandora AS 55,846
12,600 Sekisui House, Ltd. 286,999
235 Ulta Beauty, Inc.
a
122,877
Total 3,394,538
Consumer Staples (13.6%)
10,701 Alimentation Couche-Tard, Inc. 610,752
1,160 Church & Dwight Company, Inc. 121,000
11,177 Coca-Cola Company 683,809
1,551 Coles Group, Ltd. 17,122
11,090 Colgate-Palmolive Company 998,655
2,439 Hershey Company 474,386
3,500 Japan Tobacco, Inc. 93,317
3,684 Kimberly-Clark Corporation 476,525
17,375 Koninklijke Ahold Delhaize NV 519,893
3 Lindt & Spruengli AG 35,906
752 Loblaw Companies, Ltd. 83,330
9,033 Metro, Inc./CN 484,943
8,974 Mondelez International, Inc. 628,180
3,646 PepsiCo, Inc. 638,086
2,388 Procter & Gamble Company 387,453
197,700 Sheng Siong Group, Ltd. 224,041
8,876 Walmart, Inc. 534,069
Total 7,011,467
Energy (2.5%)
1,940 Ampol, Ltd. 50,324
90 Chevron Corporation 14,197
167,400 Eneos Holdings, Inc. 806,508
257 Exxon Mobil Corporation 29,874
21,714 Galp Energia SGPS SA 358,985
3,327 Repsol SA 55,532
Total 1,315,420
Financials (13.7%)
1,085 Aon plc 362,086
1,118 Berkshire Hathaway, Inc.
a
470,141
6,728 Brown & Brown, Inc. 588,969
Shares Common Stock (98.2%) Value
Financials (13.7%) - continued
4,965 Cboe Global Markets, Inc. $ 912,220
269 Chubb, Ltd. 69,706
3,187 CME Group, Inc. 686,129
5,704 Hartford Financial Services Group,
Inc. 587,797
1,750 Intercontinental Exchange, Inc. 240,503
74,700 Japan Post Holdings Company,
Ltd. 752,612
4,951 Marsh & McLennan Companies,
Inc. 1,019,807
211 Mastercard, Inc. 101,611
26,700 Mizuho Financial Group, Inc. 528,001
17,000 Sumitomo Mitsui Trust Holdings,
Inc. 366,292
1,073 Tradeweb Markets, Inc. 111,775
880 Visa, Inc. 245,590
Total 7,043,239
Health Care (17.1%)
341 Abbott Laboratories 38,758
2,975 AbbVie, Inc. 541,747
976 Amgen, Inc. 277,496
110 Biogen, Inc.
a
23,719
2,685 Boston Scientific Corporation
a
183,896
429 Eli Lilly & Company 333,745
6,697 Galenica AG
b
558,839
11,805 Gilead Sciences, Inc. 864,716
1,009 Incyte Corporation
a
57,483
4,448 Johnson & Johnson 703,629
19,700 Kaken Pharmaceutical Company,
Ltd. 445,299
2,643 Laboratorios Farmaceuticos ROVI
SA 230,639
5,500 Medipal Holdings Corporation 84,169
1,250 Medtronic plc 108,938
7,078 Merck & Company, Inc. 933,942
7,910 Novartis AG 766,150
3,898 Novo Nordisk AS 500,010
1,918 Pfizer, Inc. 53,224
6,388 Recordati SPA 352,732
275 Regeneron Pharmaceuticals, Inc.
a
264,685
11 Siegfried Holding AG 11,232
8,500 Takeda Pharmaceutical Company,
Ltd. 236,418
378 UCB SA 46,663
1,071 UnitedHealth Group, Inc. 529,824
1,550 Vertex Pharmaceuticals, Inc.
a
647,916
Total 8,795,869
Industrials (10.7%)
2,446 AMETEK, Inc. 447,373
1,016 Automatic Data Processing, Inc. 253,736
399 BAE Systems plc 6,801
7,500 CK Hutchison Holdings, Ltd. 36,095
444,400 ComfortDelGro Corporation, Ltd. 460,676
845 Computershare, Ltd. 14,393
3,200 COMSYS Holdings Corporation 74,990
9,902 CSX Corporation 367,067
371 Dampskibsselskabet Norden AS 15,163
1,075 Eiffage SA 122,005
5,091 Fastenal Company 392,720
413 Honeywell International, Inc. 84,768
8,000 Jardine Matheson Holdings, Ltd. 298,413
867 Lockheed Martin Corporation 394,372
493 Paychex, Inc. 60,540

Low Volatility Equity Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (98.2%) Value
Industrials (10.7%) - continued
3,611 Republic Services, Inc. $ 691,290
1,995 Thomson Reuters Corporation 310,469
214 W.W. Grainger, Inc. 217,702
996 Waste Connections, Inc. 171,322
3,836 Waste Management, Inc. 817,643
1,751 Wolters Kluwer NV 274,190
Total 5,511,728
Information Technology (16.1%)
730 Accenture plc 253,025
5,578 Akamai Technologies, Inc.
a
606,663
1,296 Amphenol Corporation 149,494
753 Apple, Inc. 129,124
838 Cadence Design Systems, Inc.
a
260,853
21,900 Canon, Inc. 652,512
2,014 Check Point Software
Technologies, Ltd.
a
330,316
24,946 Cisco Systems, Inc. 1,245,055
35 Constellation Software, Inc./
Canada 95,604
865 International Business Machines
Corporation 165,180
3,706 Keysight Technologies, Inc.
a
579,544
1,186 Microsoft Corporation 498,974
3,686 Motorola Solutions, Inc. 1,308,456
463 Roper Industries, Inc. 259,669
1,262 SAP SE 245,736
2,944 TE Connectivity, Ltd. 427,587
2,593 Texas Instruments, Inc. 451,726
3,356 VeriSign, Inc.
a
635,996
Total 8,295,514
Materials (1.9%)
1,704 Barrick Gold Corporation 28,342
10,903 Buzzi SPA 428,194
816 Franco-Nevada Corporation 97,235
1,074 Heidelberg Materials AG 118,228
3,662 Holcim AG 331,765
Total 1,003,764
Real Estate (0.2%)
1,500 Sun Hung Kai Properties, Ltd. 14,490
4,000 Swire Pacific, Ltd. 32,929
370 Swiss Prime Site AG 34,901
Total 82,320
Utilities (5.9%)
9,117 Alliant Energy Corporation 459,497
37,000 CLP Holdings, Ltd. 295,121
60 Consolidated Edison, Inc. 5,449
1,287 Dominion Energy, Inc. 63,308
8,643 Evergy, Inc. 461,363
3,207 Eversource Energy 191,682
62,955 Italgas SPA 366,763
2,725 PNM Resources, Inc. 102,569
7,939 Portland General Electric
Company 333,438
75 Southern Company 5,380
14,341 Xcel Energy, Inc. 770,829
Total 3,055,399
Total Common Stock
(cost $43,945,315) 50,641,833
Shares Short-Term Investments ( 1.4% ) Value
Thrivent Core Short-Term Reserve
Fund
72,831 5.590% $ 728,309
Total Short-Term Investments
(cost $728,309) 728,309
Total Investments (cost
$44,673,624) 99.6% $51,370,142
Other Assets and Liabilities, Net
0.4% 217,844
Total Net Assets 100.0% $51,587,986
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of March 28, 2024, the value of these investments was $765,634 or 1.5% of total net assets.
Definitions:
plc - Public Limited Company

Low Volatility Equity Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
MSCI
-
Morgan Stanley Capital International
Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 28, 2024, in valuing Low Volatility Equity Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 5,132,575 2,257,021 2,875,554 –
Consumer Discretionary 3,394,538 2,019,563 1,374,975 –
Consumer Staples 7,011,467 4,942,163 2,069,304 –
Energy 1,315,420 44,071 1,271,349 –
Financials 7,043,239 5,396,334 1,646,905 –
Health Care 8,795,869 5,563,718 3,232,151 –
Industrials 5,511,728 3,898,533 1,613,195 –
Information Technology 8,295,514 7,301,662 993,852 –
Materials 1,003,764 97,235 906,529 –
Real Estate 82,320 – 82,320 –
Utilities 3,055,399 2,393,515 661,884 –
Subtotal Investments in Securities $50,641,833 $33,913,815 $16,728,018 $–
Other Investments  * Total
Affiliated Short-Term Investments 728,309
Subtotal Other Investments $728,309
Total Investments at Value $51,370,142
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of March 28, 2024, in valuing Low Volatility Equity Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 10,742 10,742 – –
Total Asset Derivatives $10,742 $10,742 $– $–
The following table presents Low Volatility Equity Portfolio's futures contracts held as of March 28, 2024. Investments and/or cash totaling $93,963 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
Eurex MSCI World Index 5 June 2024 $ 534,559 $ 10,742
Total Futures Long Contracts $ 534,559 $ 10,742
Total Futures Contracts $ 534,559 $10,742

Low Volatility Equity Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Low Volatility Equity Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
3/28/2024
Shares Held at
3/28/2024
% of Net
Assets
3/28/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.590% $603 $2,417 $2,292 $728 73 1.4%
Total Affiliated Short-Term Investments 603 728 1.4
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 371 1 372 – – –
Total Collateral Held for Securities Loaned 371 – –
Total Value $974 $728
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 3/28/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.590% $– $– $ – $10
Total Income/Non Cash Income from Affiliated
Investments $10
Cash Management Trust- Collateral Investment – – – 0
Total Affiliated Income from Securities Loaned, Net $0
Total Value $– $– $ –

Mid Cap Growth Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 97.4% ) Value
Communications Services (3.2%)
25,774 Cargurus, Inc.
a
$ 594,864
28,798 Pinterest, Inc.
a
998,427
14,534 Trade Desk, Inc.
a
1,270,562
Total 2,863,853
Consumer Discretionary (10.9%)
511 Chipotle Mexican Grill, Inc.
a
1,485,359
1,163 Deckers Outdoor Corporation
a
1,094,685
6,349 Five Below, Inc.
a
1,151,582
2,664 Lululemon Athletica, Inc.
a
1,040,692
29,086 Mobileye Global, Inc.
a
935,115
166 NVR, Inc.
a
1,344,593
2,765 Pool Corporation 1,115,677
7,892 Skyline Champion Corporation
a
670,899
10,394 Wyndham Hotels & Resorts, Inc. 797,740
Total 9,636,342
Consumer Staples (3.6%)
3,193 Casey's General Stores, Inc. 1,016,811
14,758 Celsius Holdings, Inc.
a
1,223,733
4,711 Lancaster Colony Corporation 978,145
Total 3,218,689
Energy (2.1%)
10,785 Matador Resources Company 720,115
46,875 TechnipFMC plc 1,177,031
Total 1,897,146
Financials (8.7%)
3,438 Arthur J. Gallagher & Company 859,638
8,041 Houlihan Lokey, Inc. 1,030,776
4,976 Jack Henry & Associates, Inc. 864,480
2,295 Kinsale Capital Group, Inc. 1,204,278
2,619 MSCI, Inc. 1,467,819
9,611 Northern Trust Corporation 854,610
9,723 Tradeweb Markets, Inc. 1,012,845
6,542 Western Alliance Bancorp 419,931
Total 7,714,377
Health Care (18.1%)
3,219 Align Technology, Inc.
a
1,055,574
4,468 Arcellx, Inc.
a
310,749
1,618 Argenx SE ADR
a
637,039
3,514 Ascendis Pharma AS ADR
a
531,211
32,985 Avantor, Inc.
a
843,426
17,312 Bio-Techne Corporation 1,218,592
1,677 Chemed Corporation 1,076,517
10,973 Dexcom, Inc.
a
1,521,955
8,545 Edwards Lifesciences Corporation
a
816,560
3,686 ICON plc
a
1,238,312
6,505 Immunocore Holdings plc ADR
a
422,825
3,045 Inspire Medical Systems, Inc.
a
654,036
7,851 Legend Biotech Corporation ADR
a
440,363
13,200 Progyny, Inc.
a
503,580
4,150 Repligen Corporation
a
763,268
3,941 Sarepta Therapeutics, Inc.
a
510,202
3,470 Shockwave Medical, Inc.
a
1,129,936
7,132 Veeva Systems, Inc.
a
1,652,413
4,324 Zoetis, Inc. 731,664
Total 16,058,222
Industrials (19.6%)
9,376 Advanced Drainage Systems, Inc. 1,614,922
9,359 ASGN, Inc.
a
980,449
Shares Common Stock (97.4%) Value
Industrials (19.6%) - continued
3,432 Carlisle Companies, Inc. $ 1,344,829
34,760 ExlService Holdings, Inc.
a
1,105,368
14,404 Fastenal Company 1,111,125
31,054 Howmet Aerospace, Inc. 2,125,025
4,828 IDEX Corporation 1,178,129
4,515 Middleby Corporation
a
725,967
16,743 nVent Electric plc 1,262,422
5,308 Old Dominion Freight Line, Inc. 1,164,098
7,111 Regal Rexnord Corporation 1,280,691
2,559 Rockwell Automation, Inc. 745,513
1,427 Saia, Inc.
a
834,795
13,799 TransUnion 1,101,160
1,938 Watsco, Inc. 837,158
Total 17,411,651
Information Technology (25.7%)
13,360 Amphenol Corporation 1,541,076
4,819 Arista Networks, Inc.
a
1,397,414
2,943 CyberArk Software, Ltd.
a
781,749
18,975 Dynatrace Holdings, LLC
a
881,199
2,949 Enphase Energy, Inc.
a
356,770
18,819 Gitlab, Inc.
a
1,097,524
4,140 Globant SA
a
835,866
10,628 Guidewire Software, Inc.
a
1,240,394
2,283 HubSpot, Inc.
a
1,430,436
20,304 JFrog, Ltd.
a
897,843
1,141 Lam Research Corporation 1,108,561
17,181 Lattice Semiconductor
Corporation
a
1,344,070
2,347 MongoDB, Inc.
a
841,728
2,106 Monolithic Power Systems, Inc. 1,426,647
4,630 Palo Alto Networks, Inc.
a
1,315,522
8,178 PTC, Inc.
a
1,545,151
7,124 Sprout Social, Inc.
a
425,374
2,580 Synopsys, Inc.
a
1,474,470
14,727 Trimble, Inc.
a
947,830
3,160 Tyler Technologies, Inc.
a
1,343,032
3,330 Universal Display Corporation 560,938
Total 22,793,594
Materials (2.4%)
2,026 Martin Marietta Materials, Inc. 1,243,842
7,064 RPM International, Inc. 840,263
Total 2,084,105
Real Estate (3.1%)
6,069 CBRE Group, Inc.
a
590,149
14,148 CoStar Group, Inc.
a
1,366,697
3,554 SBA Communications Corporation 770,152
Total 2,726,998
Total Common Stock
(cost $65,300,021) 86,404,977
Shares
Registered Investment
Companies ( 1.3% ) Value
U.S. Unaffiliated  (1.3%)
6,773 Communication Services Select
Sector SPDR Fund 553,083
3,215 Industrial Select Sector SPDR
Fund 404,962

Mid Cap Growth Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies (1.3%) Value
U.S. Unaffiliated  (1.3%)- continued
1,511 SPDR S&P Oil & Gas Exploration
ETF
b
$ 234,099
Total 1,192,144
Total Registered Investment
Companies (cost $817,696) 1,192,144
Shares
Collateral Held for Securities
Loaned ( 0.3% ) Value
218,400 Thrivent Cash Management Trust 218,400
Total Collateral Held for
Securities Loaned
(cost $218,400) 218,400
Shares Short-Term Investments ( 1.2% ) Value
Thrivent Core Short-Term Reserve
Fund
106,292 5.590% 1,062,919
Total Short-Term Investments
(cost $1,062,920) 1,062,919
Total Investments (cost
$67,399,037) 100.2% $ 88,878,440
Other Assets and Liabilities, Net
(0.2%) (208,808)
Total Net Assets 100.0% $88,669,632
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Growth Portfolio as of March 28, 2024:
Securities Lending Transactions
Common Stock $ 216,902
Total lending $216,902
Gross amount payable upon return of
collateral for securities loaned $218,400
Net amounts due to counterparty $1,498
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
plc - Public Limited Company
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 28, 2024, in valuing Mid Cap Growth Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 2,863,853 2,863,853 – –
Consumer Discretionary 9,636,342 9,636,342 – –
Consumer Staples 3,218,689 3,218,689 – –
Energy 1,897,146 1,897,146 – –
Financials 7,714,377 7,714,377 – –
Health Care 16,058,222 16,058,222 – –
Industrials 17,411,651 17,411,651 – –
Information Technology 22,793,594 22,793,594 – –
Materials 2,084,105 2,084,105 – –
Real Estate 2,726,998 2,726,998 – –
Registered Investment Companies
U.S. Unaffiliated 1,192,144 1,192,144 – –
Subtotal Investments in Securities $87,597,121 $87,597,121 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 1,062,919
Collateral Held for Securities Loaned 218,400
Subtotal Other Investments $1,281,319
Total Investments at Value $88,878,440
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Mid Cap Growth Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Growth Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
3/28/2024
Shares Held at
3/28/2024
% of Net
Assets
3/28/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.590% $ 932 $8,603 $8,472 $1,063 106 1.2%
Total Affiliated Short-Term Investments 932 1,063 1.2
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 183 7,196 7,161 218 218 0.3
Total Collateral Held for Securities Loaned 183 218 0.3
Total Value $1,115 $1,281
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 3/28/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.590% $– $– $ – $20
Total Income/Non Cash Income from Affiliated
Investments $20
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 0
Total Affiliated Income from Securities Loaned, Net $0
Total Value $– $– $ –

Mid Cap Index Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 99.9% ) Value
Communications Services (1.4%)
1,140 Cable One, Inc. $ 482,368
55,435 Frontier Communications Parent,
Inc.
a
1,358,157
31,037 Iridium Communications, Inc. 811,928
41,004 New York Times Company 1,772,193
8,078 Nexstar Media Group, Inc. 1,391,759
49,360 TEGNA, Inc. 737,438
15,012 TKO Group Holdings, Inc. 1,297,187
11,524 Ziff Davis, Inc.
a
726,473
74,236 ZoomInfo Technologies, Inc.
a
1,190,003
Total 9,767,506
Consumer Discretionary (15.5%)
22,866 Adient plc
a
752,749
65,770 Aramark 2,138,840
18,432 Autoliv, Inc. 2,219,766
6,500 AutoNation, Inc.
a
1,076,270
17,412 Boyd Gaming Corporation 1,172,176
17,244 Brunswick Corporation 1,664,391
16,023 Burlington Stores, Inc.
a
3,720,380
29,211 Capri Holdings, Ltd.
a
1,323,258
9,228 Carter's, Inc. 781,427
6,194 Choice Hotels International, Inc.
b
782,612
17,011 Churchill Downs, Inc. 2,105,111
8,643 Columbia Sportswear Company 701,639
15,178 Crocs, Inc.
a
2,182,596
14,578 Dick's Sporting Goods, Inc. 3,278,009
13,831 Five Below, Inc.
a
2,508,667
26,706 Floor & Decor Holdings, Inc.
a
3,461,632
10,621 Fox Factory Holding Corporation
a
553,036
67,312 GameStop Corporation
a,b
842,746
53,899 Gap, Inc. 1,484,918
58,453 Gentex Corporation 2,111,322
71,057 Goodyear Tire & Rubber
Company
a
975,613
897 Graham Holdings Company 688,609
7,407 Grand Canyon Education, Inc.
a
1,008,908
34,964 H&R Block, Inc. 1,717,082
31,760 Harley-Davidson, Inc. 1,389,182
5,951 Helen of Troy, Ltd.
a
685,793
17,860 Hilton Grand Vacations, Inc.
a
843,171
11,082 Hyatt Hotels Corporation 1,768,909
18,416 KB Home 1,305,326
14,293 Lear Corporation 2,070,770
33,430 Leggett & Platt, Inc. 640,185
22,566 Light & Wonder, Inc.
a
2,303,763
6,896 Lithia Motors, Inc. 2,074,731
68,682 Macy's, Inc. 1,372,953
8,277 Marriott Vacations Worldwide
Corporation 891,681
88,519 Mattel, Inc.
a
1,753,561
4,752 Murphy USA, Inc. 1,992,038
24,408 Nordstrom, Inc. 494,750
15,435 Ollie's Bargain Outlet Holdings,
Inc.
a
1,228,163
37,337 PENN Entertainment, Inc.
a
679,907
4,885 Penske Automotive Group, Inc. 791,321
21,411 Planet Fitness, Inc.
a
1,340,971
13,303 Polaris, Inc. 1,331,896
14,945 PVH Corporation 2,101,416
3,835 RH
a
1,335,577
37,025 Service Corporation International 2,747,625
33,479 Skechers USA, Inc.
a
2,050,924
26,926 Taylor Morrison Home Corporation
a
1,673,989
43,171 Tempur Sealy International, Inc. 2,452,976
Shares Common Stock (99.9%) Value
Consumer Discretionary (15.5%) - continued
16,736 Texas Roadhouse, Inc. $ 2,585,210
13,363 Thor Industries, Inc. 1,568,014
26,135 Toll Brothers, Inc. 3,381,085
7,920 TopBuild Corporation
a
3,490,582
18,148 Travel + Leisure Company 888,526
47,313 Under Armour, Inc., Class A
a
349,170
47,821 Under Armour, Inc., Class C
a
341,442
9,514 Vail Resorts, Inc. 2,120,005
32,490 Valvoline, Inc.
a
1,448,079
6,969 Visteon Corporation
a
819,624
41,867 Wendy's Company 788,774
13,783 Whirlpool Corporation 1,648,860
16,075 Williams-Sonoma, Inc. 5,104,295
7,371 Wingstop, Inc. 2,700,734
20,790 Wyndham Hotels & Resorts, Inc. 1,595,633
21,765 YETI Holdings, Inc.
a
839,041
Total 106,242,409
Consumer Staples (4.7%)
32,823 BellRing Brands, Inc.
a
1,937,542
33,425 BJ's Wholesale Club Holdings,
Inc.
a
2,528,601
2,358 Boston Beer Company, Inc.
a
717,822
9,299 Casey's General Stores, Inc. 2,961,267
37,157 Celsius Holdings, Inc.
a
3,081,058
1,174 Coca-Cola Consolidated, Inc. 993,685
94,218 Coty, Inc.
a
1,126,847
39,978 Darling Ingredients, Inc.
a
1,859,377
13,910 e.l.f. Beauty, Inc.
a
2,726,777
48,145 Flowers Foods, Inc. 1,143,444
24,877 Grocery Outlet Holding
Corporation
a
715,960
16,339 Ingredion, Inc. 1,909,212
5,103 Lancaster Colony Corporation 1,059,536
38,990 Performance Food Group
Company
a
2,910,214
10,088 Pilgrim's Pride Corporation
a
346,220
12,621 Post Holdings, Inc.
a
1,341,360
25,451 Sprouts Farmers Markets, Inc.
a
1,641,081
56,681 US Foods Holding Corporation
a
3,059,074
Total 32,059,077
Energy (5.4%)
85,353 Antero Midstream Corporation 1,200,063
70,797 Antero Resources Corporation
a
2,053,113
47,889 ChampionX Corporation 1,718,736
27,860 Chesapeake Energy Corporation 2,474,804
10,344 Chord Energy Corporation 1,843,715
21,504 Civitas Resources, Inc. 1,632,369
38,038 CNX Resources Corporation
a
902,261
24,301 DT Midstream, Inc. 1,484,791
108,574 Equitrans Midstream Corporation 1,356,089
39,093 HF Sinclair Corporation 2,360,044
27,765 Matador Resources Company 1,853,869
36,353 Murphy Oil Corporation 1,661,332
98,717 NOV, Inc. 1,926,956
63,321 Ovintiv, Inc. 3,286,360
27,255 PBF Energy, Inc. 1,569,070
115,346 Permian Resources Corporation 2,037,010
60,471 Range Resources Corporation 2,082,017
275,982 Southwestern Energy Company
a
2,091,944
15,710 Valaris, Ltd.
a
1,182,335
18,122 Weatherford International plc
a
2,091,641
Total 36,808,519

Mid Cap Index Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (99.9%) Value
Financials (16.2%)
8,472 Affiliated Managers Group, Inc. $ 1,418,806
68,029 Ally Financial, Inc. 2,761,297
16,348 American Financial Group, Inc. 2,231,175
125,319 Annaly Capital Management, Inc. 2,467,531
37,274 Associated Banc-Corp 801,764
26,367 Bank OZK 1,198,644
16,090 Brighthouse Financial, Inc.
a
829,279
45,775 Cadence Bank 1,327,475
54,249 Carlyle Group, Inc. 2,544,821
27,415 CNO Financial Group, Inc. 753,364
52,271 Columbia Banking System, Inc. 1,011,444
29,686 Commerce Bancshares, Inc. 1,579,295
16,089 Cullen/Frost Bankers, Inc. 1,811,139
35,317 East West Bancorp, Inc. 2,793,928
78,631 Equitable Holdings, Inc. 2,988,764
6,250 Erie Indemnity Company 2,509,812
26,713 Essent Group, Ltd. 1,589,691
10,980 Euronet Worldwide, Inc.
a
1,207,031
8,686 Evercore, Inc. 1,672,837
89,922 F.N.B. Corporation 1,267,900
20,476 Federated Hermes, Inc. 739,593
64,792 Fidelity National Financial, Inc. 3,440,455
25,857 First American Financial
Corporation 1,578,570
32,186 First Financial Bankshares, Inc. 1,056,023
140,027 First Horizon Corporation 2,156,416
9,269 FirstCash Holdings, Inc. 1,182,168
27,787 Glacier Bancorp, Inc. 1,119,260
21,589 Hancock Whitney Corporation 993,958
8,971 Hanover Insurance Group, Inc. 1,221,581
46,967 Home BancShares, Inc. 1,153,979
13,061 Houlihan Lokey, Inc. 1,674,290
26,818 Interactive Brokers Group, Inc. 2,995,839
13,374 International Bancshares
Corporation 750,816
33,211 Janus Henderson Group plc 1,092,310
42,489 Jefferies Financial Group, Inc. 1,873,765
15,152 Kemper Corporation 938,212
5,517 Kinsale Capital Group, Inc. 2,894,991
68,286 MGIC Investment Corporation 1,526,875
6,527 Morningstar, Inc. 2,012,731
180,948 New York Community Bancorp,
Inc.
b
582,653
73,339 Old National Bancorp 1,276,832
65,344 Old Republic International
Corporation 2,007,368
19,060 Pinnacle Financial Partners, Inc. 1,636,873
8,779 Primerica, Inc. 2,220,736
23,487 Prosperity Bancshares, Inc. 1,544,975
16,516 Reinsurance Group of America,
Inc. 3,185,606
13,205 RenaissanceRe Holdings, Ltd. 3,103,571
10,065 RLI Corporation 1,494,351
24,983 SEI Investments Company 1,796,278
15,197 Selective Insurance Group, Inc. 1,659,056
55,207 SLM Corporation 1,202,960
19,047 SouthState Corporation 1,619,566
74,569 Starwood Property Trust, Inc. 1,515,988
25,560 Stifel Financial Corporation 1,998,025
36,648 Synovus Financial Corporation 1,468,119
11,838 Texas Capital Bancshares, Inc.
a
728,629
10,946 UMB Financial Corporation 952,192
33,734 United Bankshares, Inc. 1,207,340
45,558 Unum Group 2,444,642
106,874 Valley National Bancorp 850,717
Shares Common Stock (99.9%) Value
Financials (16.2%) - continued
25,812 Voya Financial, Inc. $ 1,908,023
43,108 Webster Financial Corporation 2,188,593
87,835 Western Union Company 1,227,933
10,710 WEX, Inc.
a
2,543,946
15,346 Wintrust Financial Corporation 1,601,969
37,126 Zions Bancorp NA 1,611,268
Total 110,746,038
Health Care (7.9%)
23,109 Acadia Healthcare Company, Inc.
a
1,830,695
8,178 Amedisys, Inc.
a
753,684
31,048 Arrowhead Research Corporation
a
887,973
13,975 Azenta, Inc.
a
842,413
23,239 Bruker Corporation 2,183,072
3,775 Chemed Corporation 2,423,286
24,572 Cytokinetics, Inc.
a
1,722,743
30,614 Doximity, Inc.
a
823,823
25,120 Encompass Health Corporation 2,074,410
12,450 Enovis Corporation
a
777,502
42,978 Envista Holdings Corporation
a
918,870
75,980 Exelixis, Inc.
a
1,803,005
28,910 Globus Medical, Inc.
a
1,550,732
12,727 Haemonetics Corporation
a
1,086,249
33,103 Halozyme Therapeutics, Inc.
a
1,346,630
21,502 HealthEquity, Inc.
a
1,755,208
17,044 Integra LifeSciences Holdings
Corporation
a
604,210
15,777 Jazz Pharmaceuticals, Inc.
a
1,899,866
17,163 Lantheus Holdings, Inc.
a
1,068,225
13,500 LivaNova plc
a
755,190
11,123 Masimo Corporation
a
1,633,413
5,844 Medpace Holdings, Inc.
a
2,361,853
49,376 Neogen Corporation
a
779,153
24,936 Neurocrine Biosciences, Inc.
a
3,439,173
44,389 Option Care Health, Inc.
a
1,488,807
9,672 Penumbra, Inc.
a
2,158,597
33,958 Perrigo Company plc 1,093,108
20,894 Progyny, Inc.
a
797,106
12,391 QuidelOrtho Corporation
a
594,025
49,387 R1 RCM, Inc.
a
636,105
13,012 Repligen Corporation
a
2,393,167
84,614 Roivant Sciences, Ltd.
a
891,832
9,246 Shockwave Medical, Inc.
a
3,010,775
31,163 Sotera Health Company
a
374,268
25,449 Tenet Healthcare Corporation
a
2,674,944
11,777 United Therapeutics Corporation
a
2,705,412
Total 54,139,524
Industrials (22.0%)
7,647 Acuity Brands, Inc. 2,054,978
17,117 Advanced Drainage Systems, Inc. 2,948,232
34,087 AECOM 3,343,253
15,575 AGCO Corporation 1,916,036
9,690 Applied Industrial Technologies,
Inc. 1,914,259
11,828 ASGN, Inc.
a
1,239,101
4,629 Avis Budget Group, Inc. 566,867
11,290 Brink's Company 1,042,970
22,933 BWX Technologies, Inc. 2,353,384
5,585 CACI International, Inc.
a
2,115,766
12,169 Carlisle Companies, Inc. 4,768,423
10,522 Chart Industries, Inc.
a
1,733,184
12,605 Clean Harbors, Inc.
a
2,537,513
8,924 Comfort Systems USA, Inc. 2,835,244
11,783 Concentrix Corporation 780,270

Mid Cap Index Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (99.9%) Value
Industrials (22.0%) - continued
42,747 Core & Main, Inc.
a
$ 2,447,266
12,244 Crane Company 1,654,532
9,583 Curtiss-Wright Corporation 2,452,673
30,106 Donaldson Company, Inc. 2,248,316
11,789 EMCOR Group, Inc. 4,128,508
10,128 EnerSys 956,691
14,198 ESAB Corporation 1,569,873
41,329 ExlService Holdings, Inc.
a
1,314,262
12,686 Exponent, Inc. 1,049,005
32,881 Flowserve Corporation 1,502,004
42,696 Fluor Corporation
a
1,805,187
31,599 Fortune Brands Innovations, Inc. 2,675,487
8,727 FTI Consulting, Inc.
a
1,835,201
8,896 GATX Corporation 1,192,331
41,382 Genpact, Ltd. 1,363,537
42,298 Graco, Inc. 3,953,171
29,810 GXO Logistics, Inc.
a
1,602,586
32,885 Hertz Global Holdings, Inc.
a,b
257,490
21,147 Hexcel Corporation 1,540,559
8,877 Insperity, Inc. 973,008
20,574 ITT Corporation 2,798,681
33,832 KBR, Inc. 2,153,745
14,810 Kirby Corporation
a
1,411,689
40,439 Knight-Swift Transportation
Holdings, Inc. 2,224,954
9,008 Landstar System, Inc. 1,736,382
8,025 Lennox International, Inc. 3,922,299
14,334 Lincoln Electric Holdings, Inc. 3,661,477
12,231 ManpowerGroup, Inc. 949,615
15,147 MasTec, Inc.
a
1,412,458
15,294 Maximus, Inc. 1,283,167
51,031 MDU Resources Group, Inc. 1,285,981
13,433 Middleby Corporation
a
2,159,892
9,260 MSA Safety, Inc. 1,792,643
11,448 MSC Industrial Direct Company,
Inc. 1,110,914
41,577 nVent Electric plc 3,134,906
16,393 Oshkosh Corporation 2,044,371
22,272 Owens Corning, Inc. 3,714,970
10,870 Paylocity Holding Corporation
a
1,868,118
7,265 RBC Bearings, Inc.
a
1,964,093
16,615 Regal Rexnord Corporation 2,992,361
11,107 Ryder System, Inc. 1,334,950
6,653 Saia, Inc.
a
3,892,005
13,047 Science Applications International
Corporation 1,701,198
37,929 Sensata Technologies Holding plc 1,393,511
10,694 Simpson Manufacturing Company,
Inc. 2,194,195
23,186 Stericycle, Inc.
a
1,223,062
16,790 Terex Corporation 1,081,276
13,398 Tetra Tech, Inc. 2,474,745
16,266 Timken Company 1,422,136
26,162 Toro Company 2,397,224
27,214 Trex Company, Inc.
a
2,714,597
15,490 UFP Industries, Inc. 1,905,425
5,235 Valmont Industries, Inc. 1,195,046
7,838 Watsco, Inc. 3,385,781
6,858 Watts Water Technologies, Inc. 1,457,668
15,899 Werner Enterprises, Inc. 621,969
11,008 WESCO International, Inc. 1,885,450
15,111 Woodward, Inc. 2,328,907
29,098 XPO, Inc.
a
3,550,829
Total 150,453,857
Shares Common Stock (99.9%) Value
Information Technology (9.2%)
17,907 Allegro MicroSystems, Inc.
a
$ 482,773
25,867 Amkor Technology, Inc. 833,952
5,124 Appfolio, Inc.
a
1,264,296
13,485 Arrow Electronics, Inc.
a
1,745,768
7,007 Aspen Technology, Inc.
a
1,494,453
22,645 Avnet, Inc. 1,122,739
10,445 Belden, Inc. 967,311
10,527 Blackbaud, Inc.
a
780,472
36,339 Ciena Corporation
a
1,796,964
13,516 Cirrus Logic, Inc.
a
1,251,041
43,138 Cognex Corporation 1,829,914
33,098 Coherent Corporation
a
2,006,401
10,942 CommVault Systems, Inc.
a
1,109,847
12,098 Crane NXT Company 748,866
14,909 Dolby Laboratories, Inc. 1,248,927
64,199 Dropbox, Inc.
a
1,560,036
60,083 Dynatrace Holdings, LLC
a
2,790,255
35,290 GoDaddy, Inc.
a
4,188,217
7,408 IPG Photonics Corporation
a
671,832
57,663 Kyndryl Holdings, Inc.
a
1,254,747
34,590 Lattice Semiconductor
Corporation
a
2,705,976
6,241 Littelfuse, Inc. 1,512,506
16,890 Lumentum Holdings, Inc.
a
799,741
13,725 MACOM Technology Solutions
Holdings, Inc.
a
1,312,659
15,428 Manhattan Associates, Inc.
a
3,860,548
15,754 MKS Instruments, Inc. 2,095,282
8,974 Novanta, Inc.
a
1,568,386
12,300 Onto Innovation, Inc.
a
2,227,284
14,248 Power Integrations, Inc. 1,019,444
74,431 Pure Storage, Inc.
a
3,869,668
9,218 Qualys, Inc.
a
1,538,208
26,942 Rambus, Inc.
a
1,665,285
7,993 Silicon Laboratories, Inc.
a
1,148,754
9,849 Synaptics, Inc.
a
960,868
14,295 TD SYNNEX Corporation 1,616,764
24,508 Teradata Corporation
a
947,724
10,918 Universal Display Corporation 1,839,137
31,635 Vishay Intertechnology, Inc. 717,482
38,674 Vontier Corporation 1,754,253
31,525 Wolfspeed, Inc.
a,b
929,987
Total 63,238,767
Materials (7.1%)
44,725 Alcoa Corporation 1,511,258
16,543 AptarGroup, Inc. 2,380,372
258,376 Arcadium Lithium plc
a,b
1,113,601
12,554 Ashland, Inc. 1,222,383
22,845 Avient Corporation 991,473
55,152 Axalta Coating Systems, Ltd.
a
1,896,677
29,044 Berry Plastics Group, Inc. 1,756,581
13,891 Cabot Corporation 1,280,750
37,198 Chemours Company 976,820
124,870 Cleveland-Cliffs, Inc.
a
2,839,544
29,167 Commercial Metals Company 1,714,145
29,997 Crown Holdings, Inc. 2,377,562
8,633 Eagle Materials, Inc. 2,346,018
76,696 Graphic Packaging Holding
Company 2,237,989
6,384 Greif, Inc. 440,815
14,175 Knife River Corporation
a
1,149,309
16,084 Louisiana-Pacific Corporation 1,349,608
36,094 MP Materials Corporation
a,b
516,144
1,730 NewMarket Corporation 1,097,893

Mid Cap Index Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (99.9%) Value
Materials (7.1%) - continued
30,122 Olin Corporation $ 1,771,174
14,402 Reliance, Inc. 4,812,860
16,462 Royal Gold, Inc. 2,005,236
32,295 RPM International, Inc. 3,841,490
10,513 Scotts Miracle-Gro Company 784,165
20,283 Silgan Holdings, Inc. 984,943
24,548 Sonoco Products Company 1,419,856
56,066 United States Steel Corporation 2,286,372
8,028 Westlake Corporation 1,226,678
Total 48,331,716
Real Estate (7.1%)
25,141 Agree Realty Corporation 1,436,054
79,703 American Homes 4 Rent 2,931,476
36,207 Apartment Income REIT
Corporation 1,175,641
75,329 Brixmor Property Group, Inc. 1,766,465
28,118 COPT Defense Properties 679,612
38,034 Cousins Properties, Inc. 914,337
56,350 CubeSmart 2,548,147
11,954 EastGroup Properties, Inc. 2,148,971
18,877 EPR Properties 801,329
46,718 Equity Lifestyle Properties, Inc. 3,008,639
33,148 First Industrial Realty Trust, Inc. 1,741,596
66,914 Gaming and Leisure Properties,
Inc. 3,082,728
95,446 Healthcare Realty Trust, Inc. 1,350,561
56,241 Independence Realty Trust, Inc. 907,167
11,922 Jones Lang LaSalle, Inc.
a
2,325,863
26,755 Kilroy Realty Corporation 974,685
54,978 Kite Realty Group Trust 1,191,923
21,947 Lamar Advertising Company 2,620,691
19,357 National Storage Affiliates Trust 758,020
45,728 NNN REIT, Inc. 1,954,415
61,467 Omega Healthcare Investors, Inc. 1,946,660
52,622 Park Hotels & Resorts, Inc. 920,359
19,889 PotlatchDeltic Corporation 935,181
34,186 Rayonier, Inc. REIT 1,136,343
52,813 Rexford Industrial Realty, Inc. 2,656,494
57,943 Sabra Health Care REIT, Inc. 855,818
45,501 STAG Industrial, Inc. 1,749,058
40,063 Vornado Realty Trust 1,152,612
54,799 WP Carey, Inc. 3,092,856
Total 48,763,701
Utilities (3.4%)
14,404 ALLETE, Inc. 859,055
17,039 Black Hills Corporation 930,329
63,009 Essential Utilities, Inc. 2,334,483
12,684 IDACORP, Inc. 1,178,217
23,087 National Fuel Gas Company 1,240,234
24,635 New Jersey Resources
Corporation 1,057,088
15,347 Northwestern Energy Group, Inc. 781,623
50,191 OGE Energy Corporation 1,721,551
13,897 ONE Gas, Inc. 896,773
13,461 Ormat Technologies, Inc. 890,984
21,510 PNM Resources, Inc. 809,636
25,341 Portland General Electric
Company 1,064,322
15,055 Southwest Gas Holdings, Inc. 1,146,137
13,779 Spire, Inc. 845,617
52,513 UGI Corporation 1,288,669
Shares Common Stock (99.9%) Value
Utilities (3.4%) - continued
84,226 Vistra Energy Corporation $ 5,866,341
Total 22,911,059
Total Common Stock
(cost $459,752,955) 683,462,173
Shares
Collateral Held for Securities
Loaned ( 0.9% ) Value
5,731,045 Thrivent Cash Management Trust 5,731,045
Total Collateral Held for
Securities Loaned
(cost $5,731,045) 5,731,045
Shares or
Principal
Amount Short-Term Investments ( 0.1% ) Value
Federal Home Loan Bank Discount
Notes
100,000 5.205%, 4/12/2024
c,d
99,784
300,000 5.240%, 5/22/2024
c,d
297,608
Thrivent Core Short-Term Reserve
Fund
50,475 5.590% 504,748
Total Short-Term Investments
(cost $902,188) 902,140
Total Investments (cost
$466,386,188) 100.9% $690,095,358
Other Assets and Liabilities, Net
(0.9%) (5,960,156)
Total Net Assets 100.0% $684,135,202
a Non-income producing security.
b All or a portion of the security is on loan.
c The interest rate shown reflects the yield.
d All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Index Portfolio as of March 28, 2024:
Securities Lending Transactions
Common Stock $ 4,754,978
Total lending $4,754,978
Gross amount payable upon return of
collateral for securities loaned $5,731,045
Net amounts due to counterparty $976,067
Definitions:
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.

Mid Cap Index Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
S&P
-
Standard & Poor's
I
Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 28, 2024, in valuing Mid Cap Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 9,767,506 9,767,506 – –
Consumer Discretionary 106,242,409 106,242,409 – –
Consumer Staples 32,059,077 32,059,077 – –
Energy 36,808,519 36,808,519 – –
Financials 110,746,038 110,746,038 – –
Health Care 54,139,524 54,139,524 – –
Industrials 150,453,857 150,453,857 – –
Information Technology 63,238,767 63,238,767 – –
Materials 48,331,716 48,331,716 – –
Real Estate 48,763,701 48,763,701 – –
Utilities 22,911,059 22,911,059 – –
Short-Term Investments 397,392 – 397,392 –
Subtotal Investments in Securities $683,859,565 $683,462,173 $397,392 $–
Other Investments  * Total
Affiliated Short-Term Investments 504,748
Collateral Held for Securities Loaned 5,731,045
Subtotal Other Investments $6,235,793
Total Investments at Value $690,095,358
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of March 28, 2024, in valuing Mid Cap Index Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 30,232 30,232 – –
Total Asset Derivatives $30,232 $30,232 $– $–
The following table presents Mid Cap Index Portfolio's futures contracts held as of March 28, 2024. Investments and/or cash totaling $397,392 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CME E-mini S&P Mid-Cap 400 Index 3 June 2024 $ 892,988 $ 30,232
Total Futures Long Contracts $ 892,988 $ 30,232
Total Futures Contracts $ 892,988 $30,232

Mid Cap Index Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Index Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
3/28/2024
Shares Held at
3/28/2024
% of Net
Assets
3/28/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.590% $ 4,339 $11,330 $15,164 $505 50 0.1%
Total Affiliated Short-Term Investments 4,339 505 0.1
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 3,129 14,737 12,135 5,731 5,731 0.9
Total Collateral Held for Securities Loaned 3,129 5,731 0.9
Total Value $7,468 $6,236
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 3/28/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.590% $– $– $ – $33
Total Income/Non Cash Income from Affiliated
Investments $33
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 5
Total Affiliated Income from Securities Loaned, Net $5
Total Value $– $– $ –

Mid Cap Stock Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 96.6% ) Value
Consumer Discretionary (13.5%)
13,743 Chipotle Mexican Grill, Inc.
a
$ 39,947,740
300,762 Crocs, Inc.
a
43,249,576
268,007 Garmin, Ltd. 39,898,202
59,501 Lululemon Athletica, Inc.
a
23,244,066
1,588,063 Mobileye Global, Inc.
a
51,056,225
12,503 NVR, Inc.
a
101,273,800
609,677 Skyline Champion Corporation
a
51,828,642
Total 350,498,251
Consumer Staples (4.0%)
388,588 BJ's Wholesale Club Holdings,
Inc.
a
29,396,682
88,796 Casey's General Stores, Inc. 28,277,086
786,445 Tyson Foods, Inc. 46,187,915
Total 103,861,683
Energy (4.8%)
652,140 Chesapeake Energy Corporation 57,929,596
766,421 Devon Energy Corporation 38,459,006
1,469,209 NOV, Inc. 28,678,960
Total 125,067,562
Financials (15.6%)
1,103,232 Ally Financial, Inc. 44,780,187
102,113 Ameriprise Financial, Inc. 44,770,424
614,318 Arch Capital Group, Ltd.
a
56,787,556
153,486 Kinsale Capital Group, Inc. 80,540,244
421,016 Northern Trust Corporation 37,436,743
982,201 Radian Group, Inc. 32,874,267
296,962 Tradeweb Markets, Inc. 30,934,531
578,028 Western Alliance Bancorp 37,103,617
861,279 Zions Bancorp NA 37,379,509
Total 402,607,078
Health Care (10.7%)
187,163 Align Technology, Inc.
a
61,374,491
643,383 Centene Corporation
a
50,492,698
178,923 Charles River Laboratories
International, Inc.
a
48,479,187
408,891 Edwards Lifesciences Corporation
a
39,073,624
177,685 Masimo Corporation
a
26,093,042
761,737 Option Care Health, Inc.
a
25,548,659
190,234 Sarepta Therapeutics, Inc.
a
24,627,693
Total 275,689,394
Industrials (20.7%)
414,140 Advanced Drainage Systems, Inc. 71,331,474
91,180 Axon Enterprise, Inc.
a
28,528,398
258,805 Expeditors International of
Washington, Inc. 31,462,924
651,884 Fastenal Company 50,286,332
842,082 Howmet Aerospace, Inc. 57,623,671
154,225 Lincoln Electric Holdings, Inc. 39,395,234
195,056 Old Dominion Freight Line, Inc. 42,777,731
212,404 Quanta Services, Inc. 55,182,559
86,111 Rockwell Automation, Inc. 25,086,718
614,744 Timken Company 53,747,068
109,281 United Rentals, Inc. 78,803,622
Total 534,225,731
Information Technology (10.9%)
679,979 Ciena Corporation
a
33,624,962
1,597,005 Dropbox, Inc.
a
38,807,221
224,061 Enphase Energy, Inc.
a
27,106,900
Shares Common Stock (96.6%) Value
Information Technology (10.9%) - continued
241,611 NICE, Ltd. ADR
a
$ 62,968,659
343,125 ON Semiconductor Corporation
a
25,236,844
1,104,895 Trimble, Inc.
a
71,111,042
513,708 Varonis Systems, Inc.
a
24,231,606
Total 283,087,234
Materials (7.2%)
215,969 Albemarle Corporation
b
28,451,756
1,028,665 Ball Corporation 69,290,874
592,122 Steel Dynamics, Inc. 87,770,244
Total 185,512,874
Real Estate (4.6%)
335,776 Alexandria Real Estate Equities,
Inc. 43,284,884
151,835 Extra Space Storage, Inc. 22,319,745
244,065 SBA Communications Corporation 52,888,886
Total 118,493,515
Utilities (4.6%)
779,431 Alliant Energy Corporation 39,283,322
1,346,224 CenterPoint Energy, Inc. 38,353,922
1,484,411 NiSource, Inc. 41,058,808
Total 118,696,052
Total Common Stock
(cost $1,646,489,037) 2,497,739,374
Shares
Collateral Held for Securities
Loaned ( 0.2% ) Value
5,924,075 Thrivent Cash Management Trust 5,924,075
Total Collateral Held for
Securities Loaned
(cost $5,924,075) 5,924,075
Shares Short-Term Investments ( 3.3% ) Value
Thrivent Core Short-Term Reserve
Fund
8,543,545 5.590% 85,435,450
Total Short-Term Investments
(cost $85,417,088) 85,435,450
Total Investments (cost
$1,737,830,200) 100.1% $2,589,098,899
Other Assets and Liabilities, Net
(0.1%) (3,841,634)
Total Net Assets 100.0% $2,585,257,265
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Stock Portfolio as of March 28, 2024:
Securities Lending Transactions
Common Stock $ 5,934,887
Total lending $5,934,887
Gross amount payable upon return of
collateral for securities loaned $5,924,075
Net amounts due to counterparty $(10,812)

Mid Cap Stock Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 28, 2024, in valuing Mid Cap Stock Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Consumer Discretionary 350,498,251 350,498,251 – –
Consumer Staples 103,861,683 103,861,683 – –
Energy 125,067,562 125,067,562 – –
Financials 402,607,078 402,607,078 – –
Health Care 275,689,394 275,689,394 – –
Industrials 534,225,731 534,225,731 – –
Information Technology 283,087,234 283,087,234 – –
Materials 185,512,874 185,512,874 – –
Real Estate 118,493,515 118,493,515 – –
Utilities 118,696,052 118,696,052 – –
Subtotal Investments in Securities $2,497,739,374 $2,497,739,374 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 85,435,450
Collateral Held for Securities Loaned 5,924,075
Subtotal Other Investments $91,359,525
Total Investments at Value $2,589,098,899
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Mid Cap Stock Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Stock Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
3/28/2024
Shares Held at
3/28/2024
% of Net
Assets
3/28/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.590% $ 55,087 $106,869 $76,521 $85,435 8,544 3.3%
Total Affiliated Short-Term Investments 55,087 85,435 3.3
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 4,084 99,233 97,393 5,924 5,924 0.2
Total Collateral Held for Securities Loaned 4,084 5,924 0.2
Total Value $59,171 $91,359
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 3/28/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.590% $– $– $ – $970
Total Income/Non Cash Income from Affiliated
Investments $970
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 8
Total Affiliated Income from Securities Loaned, Net $8
Total Value $– $– $ –

Mid Cap Value Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 98.9% ) Value
Communications Services (2.3%)
49,333 Imax Corporation
a
$ 797,714
45,371 Warner Brothers Discovery, Inc.
a
396,089
Total 1,193,803
Consumer Discretionary (10.4%)
9,668 Cedar Fair, LP 405,089
20,682 Cheesecake Factory, Inc. 747,654
4,444 D.R. Horton, Inc. 731,260
7,468 Lear Corporation 1,081,964
12,401 PUMA SE 561,225
4,914 Signet Jewelers, Ltd. 491,744
16,073 Six Flags Entertainment
Corporation
a
423,041
10,199 Tapestry, Inc. 484,249
13,396 Yum China Holding, Inc. 533,027
Total 5,459,253
Consumer Staples (6.1%)
5,584 Dollar Tree, Inc.
a
743,510
5,162 J & J Snack Foods Corporation 746,219
3,872 J.M. Smucker Company 487,369
5,052 Lamb Weston Holdings, Inc. 538,189
8,490 Sysco Corporation 689,218
Total 3,204,505
Energy (8.4%)
9,417 Chesapeake Energy Corporation 836,512
33,630 Coterra Energy, Inc. 937,604
17,045 Devon Energy Corporation 855,318
22,691 Enterprise Products Partners, LP 662,123
8,541 Helmerich & Payne, Inc. 359,234
2,219 Marathon Petroleum Corporation 447,129
6,701 Noble Corporation plc 324,932
Total 4,422,852
Financials (19.7%)
6,362 Allstate Corporation 1,100,690
6,014 Capital One Financial Corporation 895,424
26,527 Carlyle Group, Inc. 1,244,382
3,446 Cboe Global Markets, Inc. 633,134
10,726 Comerica, Inc. 589,823
19,253 Equitable Holdings, Inc. 731,806
3,904 M&T Bank Corporation 567,798
5,284 Raymond James Financial, Inc. 678,571
7,499 Selective Insurance Group, Inc. 818,666
13,163 Texas Capital Bancshares, Inc.
a
810,183
24,152 U.S. Bancorp 1,079,594
5,465 Voya Financial, Inc. 403,973
7,598 Wintrust Financial Corporation 793,155
Total 10,347,199
Health Care (8.9%)
33,215 Avantor, Inc.
a
849,308
20,140 Baxter International, Inc. 860,784
4,185 Cardinal Health, Inc. 468,301
2,353 Humana, Inc. 815,832
4,465 Laboratory Corporation of America
Holdings 975,424
3,849 Universal Health Services, Inc. 702,288
Total 4,671,937
Industrials (17.7%)
5,753 AGCO Corporation 707,734
20,918 Barnes Group, Inc. 777,104
Shares Common Stock (98.9%) Value
Industrials (17.7%) - continued
3,556 Booz Allen Hamilton Holding
Corporation $ 527,853
1,463 Carlisle Companies, Inc. 573,276
31,402 Flowserve Corporation 1,434,443
3,930 General Dynamics Corporation 1,110,186
11,783 Hexcel Corporation 858,391
3,717 JB Hunt Transport Services, Inc. 740,612
10,555 MSC Industrial Direct Company,
Inc. 1,024,257
22,203 Southwest Airlines Company 648,106
23,530 Werner Enterprises, Inc. 920,494
Total 9,322,456
Information Technology (7.5%)
6,621 CommVault Systems, Inc.
a
671,568
3,456 Jabil, Inc. 462,931
30,175 Knowles Corporation
a
485,818
8,514 MKS Instruments, Inc. 1,132,362
2,397 PTC, Inc.
a
452,889
10,702 Western Digital Corporation
a
730,304
Total 3,935,872
Materials (7.5%)
20,075 Alcoa Corporation 678,334
16,592 Axalta Coating Systems, Ltd.
a
570,599
14,392 Berry Plastics Group, Inc. 870,428
6,121 Celanese Corporation 1,051,955
9,424 CF Industries Holdings, Inc. 784,171
Total 3,955,487
Real Estate (5.4%)
2,571 AvalonBay Communities, Inc. 477,075
4,141 CBRE Group, Inc.
a
402,671
5,591 Crown Castle, Inc. 591,696
51,773 Healthcare Realty Trust, Inc. 732,588
4,005 Simon Property Group, Inc. 626,742
Total 2,830,772
Utilities (5.0%)
9,839 Alliant Energy Corporation 495,886
3,673 Constellation Energy Corporation 678,954
5,726 DTE Energy Company 642,114
29,016 NiSource, Inc. 802,582
Total 2,619,536
Total Common Stock
(cost $43,141,638) 51,963,672
Shares Short-Term Investments ( 1.5% ) Value
Thrivent Core Short-Term Reserve
Fund
78,786 5.590% 787,861
Total Short-Term Investments
(cost $787,860) 787,861
Total Investments (cost
$43,929,498) 100.4% $52,751,533
Other Assets and Liabilities, Net
(0.4%) (215,436)
Total Net Assets 100.0% $52,536,097
a Non-income producing security.

Mid Cap Value Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Definitions:
plc
-
Public Limited Company
Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 28, 2024, in valuing Mid Cap Value Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 1,193,803 1,193,803 – –
Consumer Discretionary 5,459,253 4,898,028 561,225 –
Consumer Staples 3,204,505 3,204,505 – –
Energy 4,422,852 4,422,852 – –
Financials 10,347,199 10,347,199 – –
Health Care 4,671,937 4,671,937 – –
Industrials 9,322,456 9,322,456 – –
Information Technology 3,935,872 3,935,872 – –
Materials 3,955,487 3,955,487 – –
Real Estate 2,830,772 2,830,772 – –
Utilities 2,619,536 2,619,536 – –
Subtotal Investments in Securities $51,963,672 $51,402,447 $561,225 $–
Other Investments  * Total
Affiliated Short-Term Investments 787,861
Subtotal Other Investments $787,861
Total Investments at Value $52,751,533
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Mid Cap Value Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Value Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
3/28/2024
Shares Held at
3/28/2024
% of Net
Assets
3/28/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.590% $156 $4,217 $3,585 $788 79 1.5%
Total Affiliated Short-Term Investments 156 788 1.5
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment – 1,003 1,003 – – –
Total Collateral Held for Securities Loaned – – –
Total Value $156 $788
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 3/28/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.590% $– $– $ – $8
Total Income/Non Cash Income from Affiliated
Investments $8
Cash Management Trust- Collateral Investment – – – 0
Total Affiliated Income from Securities Loaned, Net $0
Total Value $– $– $ –

Moderate Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies ( 42.0% ) Value
U.S. Affiliated  (41.3%)
20,722,752 Thrivent Core Emerging Markets
Debt Fund $ 167,025,383
6,062,923 Thrivent Core Emerging Markets
Equity Fund 55,111,970
508,577 Thrivent Core Low Volatility Equity
Fund 5,624,865
11,825,409 Thrivent Core Mid Cap Value Fund 133,508,866
14,392,681 Thrivent Core Small Cap Value
Fund 151,698,855
37,945,041 Thrivent Global Stock Portfolio 564,550,118
27,313,733 Thrivent High Yield Portfolio 113,379,305
40,135,601 Thrivent Income Portfolio 351,595,892
30,984,040 Thrivent International Allocation
Portfolio 307,680,808
5,034,407 Thrivent International Index
Portfolio 70,760,602
46,029,861 Thrivent Large Cap Value Portfolio 1,100,573,973
20,447,069 Thrivent Limited Maturity Bond
Portfolio 196,821,438
24,713,806 Thrivent Mid Cap Stock Portfolio 544,054,662
9,521,736 Thrivent Small Cap Stock Portfolio 179,796,081
Total 3,942,182,818
U.S. Unaffiliated  (0.7%)
17,668 Communication Services Select
Sector SPDR Fund 1,442,769
8,432 Industrial Select Sector SPDR
Fund 1,062,095
11,405 Invesco QQQ Trust Series 1 5,063,934
82,542 iShares Biotechnology ETF 11,326,413
84,034 SPDR S&P 500 ETF Trust 43,955,664
12,585 SPDR S&P Biotech ETF 1,194,191
3,974 SPDR S&P Oil & Gas Exploration
ETF 615,692
Total 64,660,758
Total Registered Investment
Companies (cost $3,142,793,552) 4,006,843,576
Shares Common Stock ( 28.2% ) Value
Communications Services (2.2%)
78,448 Alphabet, Inc., Class A
a
11,840,157
512,742 Alphabet, Inc., Class C
a
78,070,097
80,690 Altice USA, Inc.
a
210,601
27,709 AMC Networks, Inc.
a
336,110
10,064 Bandwidth, Inc.
a
183,769
11,053 Bumble, Inc.
a
125,451
85 Cable One, Inc. 35,966
193,574 Cargurus, Inc.
a
4,467,688
99,533 Comcast Corporation 4,314,755
274 E.W. Scripps Company
a
1,077
46,786 Electronic Arts, Inc. 6,207,099
26,800 Emerald Holding, Inc.
a
182,508
10,689 Entravision Communications
Corporation 17,530
58,141 iHeartMedia, Inc.
a
121,515
17,839 Imax Corporation
a
288,457
134,979 Integral Ad Science Holding
Corporation
a
1,345,741
7,594 Interpublic Group of Companies,
Inc. 247,792
20,771 Iridium Communications, Inc. 543,369
42,554 Liberty Global, Ltd., Class A
a
720,014
Shares Common Stock (28.2%) Value
Communications Services (2.2%) - continued
31,289 Liberty Latin America, Ltd., Class
A
a
$ 218,084
2,278 Live Nation Entertainment, Inc.
a
240,944
234,200 Lumen Technologies, Inc.
a
365,352
3,645 Match Group, Inc.
a
132,241
154,725 Meta Platforms, Inc. 75,131,365
4,844 Netflix, Inc.
a
2,941,906
1,410 Omnicom Group, Inc. 136,432
75,418 Pinterest, Inc.
a
2,614,742
21,102 Playtika Holding Corporation 148,769
131,896 QuinStreet, Inc.
a
2,329,283
12,826 Roku, Inc.
a
835,870
10,413 Sinclair, Inc. 140,263
9,232 TechTarget, Inc.
a
305,395
21,301 Telephone and Data Systems, Inc. 341,242
44,290 Trade Desk, Inc.
a
3,871,832
145,100 Verizon Communications, Inc. 6,088,396
130,203 Warner Brothers Discovery, Inc.
a
1,136,672
11,378 Windstream Services, LLC
a
108,091
2,323 Ziff Davis, Inc.
a
146,442
Total 206,493,017
Consumer Discretionary (3.4%)
561 Adient plc
a
18,468
659,268 Amazon.com, Inc.
a
118,918,762
4,111 American Axle & Manufacturing
Holdings, Inc.
a
30,257
55,853 American Eagle Outfitters, Inc. 1,440,449
27,121 Aptiv plc
a
2,160,188
24,101 Autoliv, Inc. 2,902,483
2,945 Beazer Homes USA, Inc.
a
96,596
3,014 Best Buy Company, Inc. 247,238
1,203 Booking Holdings, Inc. 4,364,340
35,038 Boot Barn Holdings, Inc.
a
3,333,866
2,426 Brunswick Corporation 234,158
13,395 Buckle, Inc. 539,417
64 Cavco Industries, Inc.
a
25,540
1,422 Chipotle Mexican Grill, Inc.
a
4,133,427
33,281 Columbia Sportswear Company 2,701,752
9,674 Container Store Group, Inc.
a
11,028
11,724 Cooper-Standard Holdings, Inc.
a
194,149
3,583 Coursera, Inc.
a
50,234
1,966 Crocs, Inc.
a
282,711
7,249 Culp, Inc.
a
34,795
8,315 D.R. Horton, Inc. 1,368,233
57,077 Dana, Inc. 724,878
2,460 Darden Restaurants, Inc. 411,189
3,048 Deckers Outdoor Corporation
a
2,868,961
2,336 DoorDash, Inc.
a
321,714
237 Dorman Products, Inc.
a
22,844
233,664 eBay, Inc. 12,332,786
2,409 El Pollo Loco Holdings, Inc.
a
23,464
7,393 Etsy, Inc.
a
508,047
48,183 Everi Holdings, Inc.
a
484,239
85,633 Expedia Group, Inc.
a
11,795,946
18,044 Five Below, Inc.
a
3,272,821
711 Fox Factory Holding Corporation
a
37,022
54,470 Gap, Inc. 1,500,649
1,751 Garmin, Ltd. 260,671
73,197 Gentex Corporation 2,643,876
5,711 Genuine Parts Company 884,805
21,282 Goodyear Tire & Rubber
Company
a
292,202
14,168 Grand Canyon Education, Inc.
a
1,929,823
10,019 Green Brick Partners, Inc.
a
603,444

Moderate Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (28.2%) Value
Consumer Discretionary (3.4%) - continued
3,937 Harley-Davidson, Inc. $ 172,204
49,566 Hilton Worldwide Holdings, Inc. 10,572,923
74,057 Home Depot, Inc. 28,408,265
19,965 Kohl's Corporation 581,980
56,223 Laureate Education, Inc. 819,169
5,627 La-Z-Boy, Inc. 211,688
9,223 Lear Corporation 1,336,228
10,744 Leggett & Platt, Inc. 205,748
2,484 Lennar Corporation 427,198
44,120 LKQ Corporation 2,356,449
11,170 Lowe's Companies, Inc. 2,845,334
7,372 Lululemon Athletica, Inc.
a
2,879,872
1,402 M/I Homes, Inc.
a
191,079
153 Marriott Vacations Worldwide
Corporation 16,483
29,830 McDonald's Corporation 8,410,569
12,061 Meritage Homes Corporation 2,116,223
86,760 Mobileye Global, Inc.
a
2,789,334
32,365 Modine Manufacturing Company
a
3,080,824
12,083 Mohawk Industries, Inc.
a
1,581,544
18,954 Nordstrom, Inc. 384,198
533 NVR, Inc.
a
4,317,279
6,651 O'Reilly Automotive, Inc.
a
7,508,181
10,380 Polaris, Inc. 1,039,246
7,506 Pool Corporation 3,028,671
152,167 Qurate Retail, Inc.
a
187,165
5,138 Ralph Lauren Corporation 964,711
7,719 Ross Stores, Inc. 1,132,840
1,735 Savers Value Village, Inc.
a
33,451
1,406 Shake Shack, Inc.
a
146,266
5,880 SharkNinja, Inc. 366,265
58,629 Skyline Champion Corporation
a
4,984,051
24,219 Sony Group Corporation ADR 2,076,537
51,503 Starbucks Corporation 4,706,859
114,486 Stoneridge, Inc.
a
2,111,122
169,195 Tesla, Inc.
a
29,742,789
21,292 Texas Roadhouse, Inc. 3,288,975
158,565 ThredUp, Inc.
a
317,130
1,353 TopBuild Corporation
a
596,308
35,363 Travel + Leisure Company 1,731,373
21 Ulta Beauty, Inc.
a
10,980
13,767 United Parks & Resorts, Inc.
a
773,843
14,609 Upbound Group, Inc. 514,383
29,515 Urban Outfitters, Inc.
a
1,281,541
245 Vail Resorts, Inc. 54,593
513 Visteon Corporation
a
60,334
21,447 Wendy's Company 404,061
2,311 Wingstop, Inc. 846,750
27,360 Wyndham Hotels & Resorts, Inc. 2,099,880
1,170 XPEL, Inc.
a
63,203
12,146 Yum China Holding, Inc. 483,289
Total 328,266,860
Consumer Staples (1.0%)
113,796 Altria Group, Inc. 4,963,782
1,111 Archer-Daniels-Midland Company 69,782
13,683 BellRing Brands, Inc.
a
807,707
150,357 BJ's Wholesale Club Holdings,
Inc.
a
11,374,507
8,946 Casey's General Stores, Inc. 2,848,854
71,320 Celsius Holdings, Inc.
a
5,913,854
178,696 Coca-Cola Company 10,932,621
2,204 Costco Wholesale Corporation 1,614,717
146,003 Coty, Inc.
a
1,746,196
2,128 Darling Ingredients, Inc.
a
98,973
Shares Common Stock (28.2%) Value
Consumer Staples (1.0%) - continued
1,452 Dollar Tree, Inc.
a
$ 193,334
23,967 e.l.f. Beauty, Inc.
a
4,698,251
8,203 Flowers Foods, Inc. 194,821
420 Hershey Company 81,690
20,157 J & J Snack Foods Corporation 2,913,896
3,073 John B. Sanfilippo & Son, Inc. 325,492
90,260 Kenvue, Inc. 1,936,980
6,495 Kroger Company 371,059
22,599 Lamb Weston Holdings, Inc. 2,407,471
24,299 Lancaster Colony Corporation 5,045,201
380 McCormick & Company, Inc. 29,188
39,931 Philip Morris International, Inc. 3,658,478
7,684 Pilgrim's Pride Corporation
a
263,715
1,628 PriceSmart, Inc. 136,752
31,310 Procter & Gamble Company 5,080,048
45,216 Sysco Corporation 3,670,635
6,260 Turning Point Brands, Inc. 183,418
5,124 Tyson Foods, Inc. 300,933
386,006 Walmart, Inc. 23,225,981
Total 95,088,336
Energy (1.0%)
3,820 Archrock, Inc. 75,139
38,150 Baker Hughes Company 1,278,025
4,951 Cactus, Inc. 247,996
6,958 California Resources Corporation 383,386
7,209 ChampionX Corporation 258,731
6,607 Chesapeake Energy Corporation 586,900
6,128 Chevron Corporation 966,631
29,294 ConocoPhillips 3,728,540
7,265 CVR Energy, Inc. 259,070
53,277 Devon Energy Corporation 2,673,440
94,650 Enterprise Products Partners, LP 2,761,887
53,245 EOG Resources, Inc. 6,806,841
29,097 Expro Group Holdings NV
a
581,067
63,733 Exxon Mobil Corporation 7,408,324
6,484 Gulfport Energy Corporation
a
1,038,218
350,327 Halliburton Company 13,809,890
2,704 International Seaways, Inc. 143,853
45,533 Liberty Energy, Inc. 943,444
9,600 Magnolia Oil & Gas Corporation 249,120
48,256 Marathon Oil Corporation 1,367,575
10,098 Marathon Petroleum Corporation 2,034,747
57,898 Matador Resources Company 3,865,850
18,536 Murphy Oil Corporation 847,095
14,772 Noble Corporation plc 716,294
61,073 NOV, Inc. 1,192,145
15,525 Ovintiv, Inc. 805,748
31,405 Par Pacific Holdings, Inc.
a
1,163,869
8,477 Patterson-UTI Energy, Inc. 101,215
11,971 Phillips 66 1,955,343
63,639 Pioneer Natural Resources
Company 16,705,238
99,874 ProPetro Holding Corporation
a
806,982
35,588 Schlumberger NV 1,950,578
18,709 Shell plc ADR 1,254,251
35,764 SM Energy Company 1,782,835
5,526 Solaris Oilfield Infrastructure, Inc. 47,910
231,233 TechnipFMC plc 5,806,261
34,131 TETRA Technologies, Inc.
a
151,200
13,379 U.S. Silica Holdings, Inc.
a
166,033
25,812 Viper Energy, Inc. 992,730
123,943 Williams Companies, Inc. 4,830,059
Total 92,744,460

Moderate Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (28.2%) Value
Financials (3.7%)
5,699 1st Source Corporation $ 298,742
13,702 Allstate Corporation 2,370,583
19,166 Ally Financial, Inc. 777,948
11,727 Amalgamated Financial
Corporation 281,448
702 Amerant Bancorp, Inc. 16,350
57,249 American Express Company 13,035,025
39,217 American International Group, Inc. 3,065,593
29,369 Ameriprise Financial, Inc. 12,876,544
1,906 Ameris Bancorp 92,212
128 Apollo Global Management, Inc. 14,394
4,008 Arch Capital Group, Ltd.
a
370,500
10,146 Arthur J. Gallagher & Company 2,536,906
17,865 Artisan Partners Asset
Management, Inc. 817,681
1,876 AssetMark Financial Holdings,
Inc.
a
66,429
4,981 Associated Banc-Corp 107,141
2,937 Assurant, Inc. 552,861
6,589 Assured Guaranty, Ltd. 574,890
1,308 Atlantic Union Bankshares
Corporation 46,185
2,520 Axis Capital Holdings, Ltd. 163,850
1,708 Axos Financial, Inc.
a
92,300
168,489 Bank of America Corporation 6,389,103
509 Bank of Hawaii Corporation
b
31,757
13,443 Bank of Marin Bancorp 225,439
5,361 Bank of N.T. Butterfield & Son, Ltd. 171,498
69,757 Bank of New York Mellon
Corporation 4,019,398
6,348 Bank OZK 288,580
7,041 BankFinancial Corporation 73,930
1,077 BankUnited, Inc. 30,156
14,807 Banner Corporation 710,736
818 Bar Harbor Bankshares 21,661
2,265 BayCom Corporation 46,682
13,247 BCB Bancorp, Inc. 138,431
23,677 Berkshire Hathaway, Inc.
a
9,956,652
28,293 Berkshire Hills Bancorp, Inc. 648,476
4,086 BlackRock, Inc. 3,406,498
8,361 Block, Inc.
a
707,173
101,051 Blue Owl Capital, Inc. 1,905,822
559 BOK Financial Corporation 51,428
12,600 Bridgewater Bancshares, Inc.
a
146,664
13,271 Brighthouse Financial, Inc.
a
683,987
14,569 BrightSpire Capital, Inc. 100,380
50,413 Brookline Bancorp, Inc. 502,113
32,432 Brown & Brown, Inc. 2,839,097
12,700 Business First Bancshares, Inc. 282,956
16,831 Byline Bancorp, Inc. 365,569
11,654 Cadence Bank 337,966
1,180 Camden National Corporation 39,554
821 Capital City Bank Group, Inc. 22,742
12,532 Capital One Financial Corporation 1,865,889
32,106 Capitol Federal Financial, Inc. 191,352
71,840 Carlyle Group, Inc. 3,370,014
1,850 Cathay General Bancorp 69,985
13,042 Cboe Global Markets, Inc. 2,396,207
43,346 Central Pacific Financial
Corporation 856,083
45,110 Charles Schwab Corporation 3,263,257
29,878 Chubb, Ltd. 7,742,286
7,671 Cincinnati Financial Corporation 952,508
14,294 Citigroup, Inc. 903,953
3,095 Citizens Financial Group, Inc. 112,318
1,086 CNA Financial Corporation 49,326
Shares Common Stock (28.2%) Value
Financials (3.7%) - continued
11,248 CNB Financial Corporation $ 229,347
1,272 Coinbase Global, Inc.
a
337,233
75,710 Columbia Banking System, Inc. 1,464,988
40,412 Comerica, Inc. 2,222,256
9,316 Commerce Bancshares, Inc. 495,611
1,569 Community Bank System, Inc. 75,359
17,502 Community Trust Bancorp, Inc. 746,460
1,214 Community West Bancshares 24,146
1,535 ConnectOne Bancorp, Inc. 29,933
2,065 Corpay, Inc.
a
637,135
4,481 Cullen/Frost Bankers, Inc. 504,426
7,968 Customers Bancorp, Inc.
a
422,782
2,272 CVB Financial Corporation 40,532
16,722 Dime Community Bancshares, Inc. 322,066
18,519 Discover Financial Services 2,427,656
14,191 Eagle Bancorp, Inc. 333,347
13,009 East West Bancorp, Inc. 1,029,142
19,127 Ellington Residential Mortgage
REIT 132,168
5,484 Employers Holdings, Inc. 248,919
10,243 Enova International, Inc.
a
643,568
999 Enterprise Bancorp, Inc./MA 25,944
21,245 Enterprise Financial Services
Corporation 861,697
7,093 Equity Bancshares, Inc. 243,786
1,094 EVERTEC, Inc. 43,651
37,652 F.N.B. Corporation 530,893
26,409 FactSet Research Systems, Inc. 11,999,986
63,638 Federated Hermes, Inc. 2,298,605
7,038 Fidelity National Information
Services, Inc. 522,079
5,693 Fifth Third Bancorp 211,837
15,172 Financial Institutions, Inc. 285,537
5,176 First Bancorp/Puerto Rico 90,787
24,323 First Bancshares, Inc. 631,182
64 First Citizens BancShares, Inc./NC 104,640
35,785 First Commonwealth Financial
Corporation 498,127
15,532 First Financial Bancorp 348,227
7,403 First Financial Bankshares, Inc. 242,892
7,382 First Financial Corporation 282,952
2,866 First Hawaiian, Inc. 62,937
45,153 First Horizon Corporation 695,356
3,176 First Internet Bancorp 110,334
18,479 First Interstate BancSystem, Inc. 502,814
6,025 First Merchants Corporation 210,273
9,516 First Mid-Illinois Bancshares, Inc. 310,983
22,081 First of Long Island Corporation 244,878
16,673 Fiserv, Inc.
a
2,664,679
1,004 Five Star Bancorp 22,590
20,097 Flushing Financial Corporation 253,423
8,626 Flywire Corporation
a
214,011
30,362 Fulton Financial Corporation 482,452
45,111 Glacier Bancorp, Inc. 1,817,071
9,701 Global Payments, Inc. 1,296,636
8,394 Great Southern Bancorp, Inc. 460,159
9,991 Green Dot Corporation
a
93,216
32,280 Hamilton Lane, Inc. 3,639,893
29,519 Hancock Whitney Corporation 1,359,055
62,063 Hanmi Financial Corporation 988,043
7,736 Hanover Insurance Group, Inc. 1,053,411
7,560 Hartford Financial Services Group,
Inc. 779,058
33,989 Heartland Financial USA, Inc. 1,194,713
40,002 Heritage Commerce Corporation 343,217
28,296 Heritage Financial Corporation 548,659

Moderate Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (28.2%) Value
Financials (3.7%) - continued
11,524 Home BancShares, Inc. $ 283,145
17,665 Hometrust Bancshares, Inc. 482,961
27,533 Hope Bancorp, Inc. 316,905
1,592 Horace Mann Educators
Corporation 58,888
24,946 Horizon Bancorp, Inc. 320,057
51,617 Houlihan Lokey, Inc. 6,616,783
10,627 Huntington Bancshares, Inc./OH 148,247
16,677 Independent Bank Corporation 867,538
16,771 Independent Bank Corporation/MI 425,145
146,480 Intercontinental Exchange, Inc. 20,130,746
1,977 International Bancshares
Corporation 110,989
20,254 Invesco Mortgage Capital, Inc. 196,059
115,347 Invesco, Ltd. 1,913,607
120,118 J.P. Morgan Chase & Company 24,059,635
14,650 Jack Henry & Associates, Inc. 2,545,145
53,243 Janus Henderson Group plc 1,751,162
21,994 Kearny Financial Corporation/MD 141,641
344,202 KeyCorp 5,441,834
13,567 Kinsale Capital Group, Inc. 7,119,148
4,382 KKR & Company, Inc. 440,742
13,706 Lazard, Inc. 573,870
3,595 LendingTree, Inc.
a
152,212
1,351 M&T Bank Corporation 196,489
2,592 MarketAxess Holdings, Inc. 568,296
29,876 Marsh & McLennan Companies,
Inc. 6,153,858
14,655 Mastercard, Inc. 7,057,408
8,458 Mercantile Bank Corporation 325,548
29,386 MetLife, Inc. 2,177,796
3,217 Metropolitan Bank Holding
Corporation
a
123,855
49,172 MFA Financial, Inc. 561,053
210,311 MGIC Investment Corporation 4,702,554
2,644 Mid Penn Bancorp, Inc. 52,906
15,030 Midland States Bancorp, Inc. 377,704
28,083 MidWestOne Financial Group, Inc. 658,266
4,838 Moody's Corporation 1,901,479
15,149 Morgan Stanley 1,426,430
22,754 Mr. Cooper Group, Inc.
a
1,773,674
20,813 MSCI, Inc. 11,664,646
1,095 MVB Financial Corporation 24,429
125,065 Nasdaq, Inc. 7,891,602
15,815 National Bank Holdings
Corporation 570,447
17,047 Navient Corporation 296,618
5,835 NCR Atleos Corporation
a
115,241
61,067 New York Community Bancorp,
Inc.
b
196,636
72,615 NMI Holdings, Inc.
a
2,348,369
27,994 Northern Trust Corporation 2,489,226
823 Northfield Bancorp, Inc. 8,000
834 Northrim BanCorp, Inc. 42,125
18,166 Northwest Bancshares, Inc. 211,634
61,815 NU Holdings, Ltd./Cayman
Islands
a
737,453
49,283 OceanFirst Financial Corporation 808,734
17,515 OFG Bancorp 644,727
17,562 Old National Bancorp 305,754
14,743 Old Republic International
Corporation 452,905
22,256 Old Second Bancorp, Inc. 308,023
43,629 OneMain Holdings, Inc. 2,229,006
20,966 Pacific Premier Bancorp, Inc. 503,184
5,147 Pathward Financial, Inc. 259,821
Shares Common Stock (28.2%) Value
Financials (3.7%) - continued
197,456 PayPal Holdings, Inc.
a
$ 13,227,577
4,404 PCB Bancorp 71,917
3,524 PennyMac Financial Services, Inc. 321,001
12,501 Peoples Bancorp, Inc./OH 370,155
5,385 Pinnacle Financial Partners, Inc. 462,464
1,223 PNC Financial Services Group,
Inc. 197,637
5,217 Popular, Inc. 459,566
15,453 Premier Financial Corporation 313,696
1,336 PROG Holdings, Inc. 46,012
9,584 Prosperity Bancshares, Inc. 630,436
24,087 Provident Financial Services, Inc. 350,948
4,221 Prudential Financial, Inc. 495,545
38,751 Radian Group, Inc. 1,296,996
108,009 Raymond James Financial, Inc. 13,870,516
6,687 Regions Financial Corporation 140,694
95,031 Rithm Capital Corporation 1,060,546
20,293 RLI Corporation 3,012,902
11,206 S&T Bancorp, Inc. 359,488
15,977 Sandy Spring Bancorp, Inc. 370,347
99,126 SEI Investments Company 7,127,159
2,065 ServisFirst Bancshares, Inc. 137,033
12,311 Shore Bancshares, Inc. 141,577
1,478 Simmons First National
Corporation 28,762
2,044 SmartFinancial, Inc. 43,067
1,162 Southern First Bancshares, Inc.
a
36,905
668 Southern Missouri Bancorp, Inc. 29,198
5,593 SouthState Corporation 475,573
7,318 State Street Corporation 565,828
13,478 Stellar Bancorp, Inc. 328,324
7,305 StepStone Group, Inc. 261,081
770 Synchrony Financial 33,202
10,104 Synovus Financial Corporation 404,766
318 T. Rowe Price Group, Inc. 38,771
6,948 Territorial Bancorp, Inc. 56,001
10,462 TPG, Inc. 467,651
39,973 Tradeweb Markets, Inc. 4,163,987
9,374 TriCo Bancshares 344,776
45,957 Triumph Financial, Inc.
a
3,645,309
1,513 Truist Financial Corporation 58,977
11,300 TrustCo Bank Corporation NY 318,208
30,084 Two Harbors Investment
Corporation 398,312
5,981 U.S. Bancorp 267,351
2,032 UMB Financial Corporation 176,764
7,650 United Bankshares, Inc. 273,794
5,064 United Community Banks, Inc. 133,284
14,627 Univest Financial Corporation 304,534
4,174 Unum Group 223,977
77,082 Valley National Bancorp 613,573
17,428 Veritex Holdings, Inc. 357,100
41,915 Virtu Financial, Inc. 860,096
10,840 Visa, Inc. 3,025,227
1,288 Voya Financial, Inc. 95,209
16,598 WaFd, Inc. 481,840
2,694 Walker & Dunlop, Inc. 272,256
14,598 Webster Financial Corporation 741,140
128,729 Wells Fargo & Company 7,461,133
12,702 Westamerica Bancorporation 620,874
58,693 Western Alliance Bancorp 3,767,504
93,840 Western Union Company 1,311,883
362 Willis Towers Watson plc 99,550
4,261 Wintrust Financial Corporation 444,806
1,214 WSFS Financial Corporation 54,800

Moderate Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (28.2%) Value
Financials (3.7%) - continued
3,930 XP, Inc. $ 100,844
31,641 Zions Bancorp NA 1,373,219
Total 358,498,988
Health Care (3.3%)
66,217 Abbott Laboratories 7,526,224
23,885 AbbVie, Inc. 4,349,459
20,411 ACADIA Pharmaceuticals, Inc.
a
377,399
66,032 Agilent Technologies, Inc. 9,608,316
6,428 Agios Pharmaceuticals, Inc.
a
187,955
4,429 Aldeyra Therapeutics, Inc.
a
14,483
9,691 Align Technology, Inc.
a
3,177,873
15,177 Alkermes plc
a
410,841
50,541 Amgen, Inc. 14,369,817
16,275 Amicus Therapeutics, Inc.
a
191,720
24,750 Amneal Pharmaceuticals, Inc.
a
149,985
7,097 Anika Therapeutics, Inc.
a
180,264
11,718 Arcellx, Inc.
a
814,987
6,709 Argenx SE ADR
a
2,641,467
17,754 Ascendis Pharma AS ADR
a
2,683,872
35,519 AstraZeneca plc ADR 2,406,412
156,385 Avantor, Inc.
a
3,998,764
22,003 Azenta, Inc.
a
1,326,341
5,826 Biogen, Inc.
a
1,256,260
384 BioMarin Pharmaceutical, Inc.
a
33,539
491 Bio-Rad Laboratories, Inc.
a
169,822
55,909 Bio-Techne Corporation 3,935,435
16,787 Bruker Corporation 1,576,971
21,229 CareDx, Inc.
a
224,815
4,208 Centene Corporation
a
330,244
16,894 Certara, Inc.
a
302,065
8,615 Charles River Laboratories
International, Inc.
a
2,334,234
4,399 Chemed Corporation 2,823,850
6,823 Cigna Group 2,478,045
2,883 Codexis, Inc.
a
10,062
5,536 Cooper Companies, Inc. 561,683
85,610 Danaher Corporation 21,378,529
17,094 Deciphera Pharmaceuticals, Inc.
a
268,889
27,055 Definitive Healthcare Corporation
a
218,334
16,196 Denali Therapeutics, Inc.
a
332,342
72,454 Dentsply Sirona, Inc. 2,404,748
28,745 Dexcom, Inc.
a
3,986,932
10,326 Dynavax Technologies
Corporation
a
128,146
25,058 Edwards Lifesciences Corporation
a
2,394,542
150,549 Elanco Animal Health, Inc.
a
2,450,938
7,792 Elevance Health, Inc. 4,040,464
22,866 Eli Lilly & Company 17,788,833
2,167 Enanta Pharmaceuticals, Inc.
a
37,836
54,068 Enovis Corporation
a
3,376,547
32,976 Exelixis, Inc.
a
782,520
20,324 Gilead Sciences, Inc. 1,488,733
54,354 Globus Medical, Inc.
a
2,915,549
35,732 GoodRx Holdings, Inc.
a
253,697
34,382 Halozyme Therapeutics, Inc.
a
1,398,660
9,841 ICON plc
a
3,306,084
227 IDEXX Laboratories, Inc.
a
122,564
2,955 Illumina, Inc.
a
405,781
33,259 Immunocore Holdings plc ADR
a
2,161,835
3,358 Incyte Corporation
a
191,305
16,196 Inspire Medical Systems, Inc.
a
3,478,739
44,270 Intuitive Surgical, Inc.
a
17,667,714
1,676 IQVIA Holding, Inc.
a
423,844
3,352 Jazz Pharmaceuticals, Inc.
a
403,648
Shares Common Stock (28.2%) Value
Health Care (3.3%) - continued
37,590 Johnson & Johnson $ 5,946,362
4,995 Kodiak Sciences, Inc.
a
26,274
62,168 Laboratory Corporation of America
Holdings 13,581,221
23,660 Lantheus Holdings, Inc.
a
1,472,598
20,621 Legend Biotech Corporation ADR
a
1,156,632
304 Ligand Pharmaceuticals, Inc.
a
22,222
4,396 LivaNova plc
a
245,912
2,668 Masimo Corporation
a
391,796
141 Medpace Holdings, Inc.
a
56,985
184,294 Medtronic plc 16,061,222
50,901 Merck & Company, Inc. 6,716,387
29,857 Molina Healthcare, Inc.
a
12,266,151
9,897 Myriad Genetics, Inc.
a
211,004
25,215 Natera, Inc.
a
2,306,164
1,296 National HealthCare Corporation 122,485
41,378 Neogen Corporation
a
652,945
157,005 Novo Nordisk AS ADR 20,159,442
29,242 Nuvation Bio, Inc.
a
106,441
114,258 Option Care Health, Inc.
a
3,832,213
10,709 Organon & Company 201,329
6,659 Pacira Pharmaceuticals, Inc.
a
194,576
121,439 Paragon 28, Inc.
a
1,499,772
95,421 Progyny, Inc.
a
3,640,311
12,391 Prothena Corporation plc
a
306,925
8,481 PTC Therapeutics, Inc.
a
246,712
3,548 QIAGEN NV 152,529
3,146 QuidelOrtho Corporation
a
150,819
16,177 Recursion Pharmaceuticals, Inc.
a
161,285
23,764 Repligen Corporation
a
4,370,675
19,626 Rocket Pharmaceuticals, Inc.
a
528,724
3,603 Royalty Pharma plc 109,423
11,565 Sarepta Therapeutics, Inc.
a
1,497,205
148,301 scPharmaceuticals, Inc.
a
744,471
8,921 Sensus Healthcare, Inc.
a
33,900
16,067 Shockwave Medical, Inc.
a
5,231,897
4,968 Stryker Corporation 1,777,898
3,036 Teleflex, Inc. 686,652
9,644 TG Therapeutics, Inc.
a
146,685
19,194 Thermo Fisher Scientific, Inc. 11,155,745
7,163 UnitedHealth Group, Inc. 3,543,536
7,521 Vanda Pharmaceuticals, Inc.
a
30,911
19,747 Veeva Systems, Inc.
a
4,575,182
27,748 Veracyte, Inc.
a
614,896
58,650 Vericel Corporation
a
3,050,973
14,531 Vertex Pharmaceuticals, Inc.
a
6,074,103
15,795 Viemed Healthcare, Inc.
a
148,947
2,140 West Pharmaceutical Services,
Inc. 846,819
7,208 Zentalis Pharmaceuticals, Inc.
a
113,598
26,897 Zimmer Biomet Holdings, Inc. 3,549,866
82,103 Zoetis, Inc. 13,892,649
Total 318,874,426
Industrials (3.3%)
11,344 A.O. Smith Corporation 1,014,834
1,442 Acuity Brands, Inc. 387,509
27,151 Advanced Drainage Systems, Inc. 4,676,488
25,040 AECOM 2,455,923
7,142 AGCO Corporation 878,609
8,784 Air Lease Corporation 451,849
23,256 Alight, Inc.
a
229,072
9,054 Allison Transmission Holdings, Inc. 734,823
36,149 AMETEK, Inc. 6,611,652
23,903 Armstrong World Industries, Inc. 2,969,231

Moderate Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (28.2%) Value
Industrials (3.3%) - continued
53,098 ASGN, Inc.
a
$ 5,562,547
3,536 Atmus Filtration Technologies, Inc.
a
114,036
23,527 Automatic Data Processing, Inc. 5,875,633
595 Axon Enterprise, Inc.
a
186,164
4,137 AZEK Company, Inc.
a
207,760
6,440 AZZ, Inc. 497,876
95,605 Badger Infrastructure Solutions,
Ltd. 3,543,148
27,145 Beacon Roofing Supply, Inc.
a
2,660,753
364 Brady Corporation 21,578
4,424 BWX Technologies, Inc. 453,991
13,281 Carlisle Companies, Inc. 5,204,160
26,520 Casella Waste Systems, Inc.
a
2,622,032
39,430 Caterpillar, Inc. 14,448,335
1,832 Cimpress plc
a
162,150
160,610 CNH Industrial NV 2,081,506
695 Columbus McKinnon Corporation 31,018
5,291 CSW Industrials, Inc. 1,241,269
302,534 CSX Corporation 11,214,935
3,921 Cummins, Inc. 1,155,323
10,571 Curtiss-Wright Corporation 2,705,542
46,600 Delta Air Lines, Inc. 2,230,742
12,011 Donaldson Company, Inc. 896,982
60 Dover Corporation 10,631
12,414 EMCOR Group, Inc. 4,347,383
448 Equifax, Inc. 119,849
476 ESCO Technologies, Inc. 50,956
207,341 ExlService Holdings, Inc.
a
6,593,444
5,225 Expeditors International of
Washington, Inc. 635,203
297,215 Fastenal Company 22,927,165
30,610 Ferguson plc 6,686,142
91,261 Flowserve Corporation 4,168,802
49,086 Fluor Corporation
a
2,075,356
18,142 Gates Industrial Corporation plc
a
321,295
11,012 General Dynamics Corporation 3,110,780
5,914 Gibraltar Industries, Inc.
a
476,254
300 GMS, Inc.
a
29,202
1,412 Gorman-Rupp Company 55,845
17,898 Graco, Inc. 1,672,747
4,857 Greenbrier Companies, Inc. 253,050
3,305 Griffon Corporation 242,389
48,122 Helios Technologies, Inc. 2,150,572
3,818 Herc Holdings, Inc. 642,569
19,366 Hillman Solutions Corporation
a
206,054
12,858 Honeywell International, Inc. 2,639,105
199,787 Howmet Aerospace, Inc. 13,671,424
2,843 Huntington Ingalls Industries, Inc. 828,649
15,807 IDEX Corporation 3,857,224
63,262 Ingersoll Rand, Inc. 6,006,727
9,026 Interface, Inc. 151,817
5,065 ITT Corporation 688,992
225,364 Janus International Group, Inc.
a
3,409,757
9,930 JB Hunt Transport Services, Inc. 1,978,553
634 Johnson Controls International plc 41,413
15,579 Kennametal, Inc. 388,540
18,016 Kratos Defense & Security
Solutions, Inc.
a
331,134
10,469 L3Harris Technologies, Inc. 2,230,944
71,922 Legalzoom.com, Inc.
a
959,439
2,436 Leidos Holdings, Inc. 319,335
21,834 Lincoln Electric Holdings, Inc. 5,577,277
24,228 Lyft, Inc.
a
468,812
2,436 ManpowerGroup, Inc. 189,131
37,024 Masco Corporation 2,920,453
Shares Common Stock (28.2%) Value
Industrials (3.3%) - continued
15,252 Masterbrand, Inc.
a
$ 285,822
6,063 Matson, Inc. 681,481
3,560 Maximus, Inc. 298,684
24,606 Middleby Corporation
a
3,956,399
4,958 Miller Industries, Inc. 248,396
1,491 Moog, Inc. 238,038
8,908 MSC Industrial Direct Company,
Inc. 864,432
22,540 Mueller Water Products, Inc. 362,669
2,168 MYR Group, Inc.
a
383,194
680 National Presto Industries, Inc. 56,984
6,514 NEXTracker, Inc.
a
366,543
26,333 Northrop Grumman Corporation 12,604,554
65,094 nVent Electric plc 4,908,088
15,678 Old Dominion Freight Line, Inc. 3,438,342
27,358 Oshkosh Corporation 3,411,816
3,384 Otis Worldwide Corporation 335,930
43,630 Owens Corning, Inc. 7,277,484
15,514 PACCAR, Inc. 1,922,029
2,384 Parker-Hannifin Corporation 1,325,003
3,002 Paycom Software, Inc. 597,428
2,290 Paylocity Holding Corporation
a
393,559
63,238 Pentair plc 5,403,055
1,381 Quanta Services, Inc. 358,784
23,934 Regal Rexnord Corporation 4,310,513
1,750 Republic Services, Inc. 335,020
9,258 Resideo Technologies, Inc.
a
207,564
7,285 Rockwell Automation, Inc. 2,122,339
6,634 Rush Enterprises, Inc. 355,052
9,145 Saia, Inc.
a
5,349,825
48,036 Schneider National, Inc. 1,087,535
29,076 Sensata Technologies Holding plc 1,068,252
14,394 Simpson Manufacturing Company,
Inc. 2,953,361
15,016 SiteOne Landscape Supply, Inc.
a
2,621,043
21,278 SkyWest, Inc.
a
1,469,884
909 Snap-On, Inc. 269,264
4,811 Southwest Airlines Company 140,433
3,936 SS&C Technologies Holdings, Inc. 253,360
7,605 Standex International Corporation 1,385,783
2,602 Sterling Construction Company,
Inc.
a
287,027
3,504 Tennant Company 426,121
13,790 Terex Corporation 888,076
6,457 Textron, Inc. 619,420
1,391 Thermon Group Holdings, Inc.
a
45,514
25,180 Timken Company 2,201,487
2,509 Titan Machinery, Inc.
a
62,248
26,406 Trane Technologies plc 7,927,081
36,241 TransUnion 2,892,032
4,174 Trex Company, Inc.
a
416,357
277,537 Uber Technologies, Inc.
a
21,367,574
276 UniFirst Corporation/MA 47,867
94,285 United Parcel Service, Inc. 14,013,580
1,268 United Rentals, Inc. 914,367
29,624 Upwork, Inc.
a
363,190
334 Valmont Industries, Inc. 76,246
17,833 Verra Mobility Corporation
a
445,290
4,593 Vertiv Holdings Company 375,110
5,103 Watsco, Inc. 2,204,343
28,506 WillScot Mobile Mini Holdings
Corporation
a
1,325,529
Total 317,508,285

Moderate Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (28.2%) Value
Information Technology (8.3%)
4,559 Accenture plc $ 1,580,195
47,895 Adobe, Inc.
a
24,167,817
154,049 Advanced Micro Devices, Inc.
a
27,804,304
24,213 Agilysys, Inc.
a
2,040,187
8,165 Ambarella, Inc.
a
414,537
75,449 Amphenol Corporation 8,703,042
569,152 Apple, Inc. 97,598,185
92,558 Applied Materials, Inc. 19,088,236
7,486 AppLovin Corporation
a
518,181
15,908 Arista Networks, Inc.
a
4,613,002
17,850 Autodesk, Inc.
a
4,648,497
4,898 Broadcom, Inc. 6,491,858
64,014 CDW Corporation 16,373,501
34,908 Ciena Corporation
a
1,726,201
162,510 Cisco Systems, Inc. 8,110,874
16,850 Clearwater Analytics Holdings,
Inc.
a
298,076
308 Cognizant Technology Solutions
Corporation 22,573
5,262 Coherent Corporation
a
318,982
5,846 Cohu, Inc.
a
194,847
32,787 CommScope Holding Company,
Inc.
a
42,951
2,578 CommVault Systems, Inc.
a
261,487
10,682 Crane NXT Company 661,216
9,833 Credo Technology Group Holding,
Ltd.
a
208,361
15,663 CyberArk Software, Ltd.
a
4,160,563
3,923 Datadog, Inc.
a
484,883
33,212 Descartes Systems Group, Inc.
a
3,039,894
203 DocuSign, Inc.
a
12,089
20,356 Dolby Laboratories, Inc. 1,705,222
52,523 Dropbox, Inc.
a
1,276,309
49,381 Dynatrace Holdings, LLC
a
2,293,254
2,146 Elastic NV
a
215,115
9,209 Enphase Energy, Inc.
a
1,114,105
1,838 EPAM Systems, Inc.
a
507,582
1,544 F5, Inc.
a
292,727
17,062 Fabrinet
a
3,225,059
141 First Solar, Inc.
a
23,801
106,129 Flex, Ltd.
a
3,036,351
1,318 FormFactor, Inc.
a
60,140
181,749 Fortinet, Inc.
a
12,415,274
35 Gartner, Inc.
a
16,683
12,369 Gilat Satellite Networks, Ltd.
a
67,164
49,372 Gitlab, Inc.
a
2,879,375
10,861 Globant SA
a
2,192,836
127,683 Grid Dynamics Holdings, Inc.
a
1,569,224
60,230 Guidewire Software, Inc.
a
7,029,443
25,597 Hackett Group, Inc. 622,007
4,804 Hewlett Packard Enterprise
Company 85,175
290 HP, Inc. 8,764
6,247 HubSpot, Inc.
a
3,914,120
727 Insight Enterprises, Inc.
a
134,873
7,381 International Business Machines
Corporation 1,409,476
5,524 IPG Photonics Corporation
a
500,972
6,444 Itron, Inc.
a
596,199
143,722 JFrog, Ltd.
a
6,355,387
5,708 Keysight Technologies, Inc.
a
892,617
6,277 KLA Corporation 4,384,924
13,850 Knowles Corporation
a
222,985
11,451 Kyndryl Holdings, Inc.
a
249,174
5,297 Lam Research Corporation 5,146,406
Shares Common Stock (28.2%) Value
Information Technology (8.3%) - continued
86,724 Lattice Semiconductor
Corporation
a
$ 6,784,418
12,387 Littelfuse, Inc. 3,001,989
11,810 LiveRamp Holding, Inc.
a
407,445
10,873 Marvell Technology, Inc. 770,678
932 Microchip Technology, Inc. 83,610
387,736 Microsoft Corporation 163,128,290
6,074 MKS Instruments, Inc. 807,842
6,145 MongoDB, Inc.
a
2,203,843
5,633 Monolithic Power Systems, Inc. 3,815,907
3,499 Motorola Solutions, Inc. 1,242,075
16,878 NetApp, Inc. 1,771,684
1,576 NICE, Ltd. ADR
a
410,737
19,191 Nova, Ltd.
a
3,404,100
140,512 NVIDIA Corporation 126,961,023
2,240 ON Semiconductor Corporation
a
164,752
17,750 Onto Innovation, Inc.
a
3,214,170
769 OSI Systems, Inc.
a
109,829
69,974 PagerDuty, Inc.
a
1,587,010
12,155 Palo Alto Networks, Inc.
a
3,453,600
48,301 PDF Solutions, Inc.
a
1,626,295
3,054 Plexus Corporation
a
289,580
1,850 Procore Technologies, Inc.
a
152,014
21,471 PTC, Inc.
a
4,056,731
17,480 Q2 Holdings, Inc.
a
918,749
2,864 Qorvo, Inc.
a
328,873
194,586 QUALCOMM, Inc. 32,943,410
8,053 Rapid7, Inc.
a
394,919
5,113 RingCentral, Inc.
a
177,626
88,095 Salesforce, Inc. 26,532,452
61,171 Samsung Electronics Company,
Ltd. 3,676,225
40,406 ServiceNow, Inc.
a
30,805,534
139,088 Shopify, Inc.
a
10,733,421
17,267 Silicon Laboratories, Inc.
a
2,481,613
5,325 Skyworks Solutions, Inc. 576,804
27,138 SolarWinds Corporation
a
342,482
7,783 Sprinklr, Inc.
a
95,497
74,690 Sprout Social, Inc.
a
4,459,740
14,913 SPS Commerce, Inc.
a
2,757,414
6,756 Synopsys, Inc.
a
3,861,054
8,534 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 1,161,051
25,995 TE Connectivity, Ltd. 3,775,514
726 Teledyne Technologies, Inc.
a
311,686
6,465 Tenable Holdings, Inc.
a
319,565
7,045 Teradata Corporation
a
272,430
180 Teradyne, Inc. 20,309
45,917 Trimble, Inc.
a
2,955,218
156,077 TTM Technologies, Inc.
a
2,442,605
33,751 Tyler Technologies, Inc.
a
14,344,512
30,014 Unisys Corporation
a
147,369
9,288 Universal Display Corporation 1,564,564
15,324 Upland Software, Inc.
a
47,351
86,532 Varonis Systems, Inc.
a
4,081,714
23,105 VeriSign, Inc.
a
4,378,629
33,258 Viavi Solutions, Inc.
a
302,315
35,654 Vishay Intertechnology, Inc. 808,633
39,387 Vontier Corporation 1,786,594
32,771 Workiva, Inc.
a
2,778,981
6,794 Xerox Holdings Corporation 121,613
Total 790,181,370

Moderate Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (28.2%) Value
Materials (0.7%)
1,666 Albemarle Corporation
b
$ 219,479
4,801 Alcoa Corporation 162,226
2,869 AptarGroup, Inc. 412,820
525 Avery Dennison Corporation 117,206
18,554 Avient Corporation 805,244
36,444 Axalta Coating Systems, Ltd.
a
1,253,309
6,704 Ball Corporation 451,581
3,076 Berry Plastics Group, Inc. 186,036
2,007 Carpenter Technology Corporation 143,340
13,794 Celanese Corporation 2,370,637
27,561 CF Industries Holdings, Inc. 2,293,351
45,385 Chemours Company 1,191,810
29,691 Cleveland-Cliffs, Inc.
a
675,173
22,195 Corteva, Inc. 1,279,986
9,185 Eagle Materials, Inc. 2,496,024
19,090 Eastman Chemical Company 1,913,200
1,314 Greif, Inc. 90,732
6,835 Huntsman Corporation 177,915
12,253 Ingevity Corporation
a
584,468
10,003 Innospec, Inc. 1,289,787
17,986 Ivanhoe Mines, Ltd.
a
214,576
3,298 Kaiser Aluminum Corporation 294,709
23,624 Linde plc 10,969,096
14,136 Louisiana-Pacific Corporation 1,186,152
733 LyondellBasell Industries NV 74,971
6,499 Martin Marietta Materials, Inc. 3,989,996
9,286 Metallus, Inc.
a
206,613
799 Minerals Technologies, Inc. 60,149
39,731 Mosaic Company 1,289,668
3,220 Myers Industries, Inc. 74,607
74,284 Nucor Corporation 14,700,804
19,009 O-I Glass, Inc.
a
315,359
10,638 Orion SA 250,206
1,978 PPG Industries, Inc. 286,612
687 Quaker Chemical Corporation 141,007
10,883 Radius Recycling, Inc. 229,958
164,724 Ranpak Holdings Corporation
a
1,296,378
898 Reliance, Inc. 300,094
18,551 RPM International, Inc. 2,206,641
2,746 Ryerson Holding Corporation 91,991
5,576 Steel Dynamics, Inc. 826,530
56,355 Summit Materials, Inc.
a
2,511,742
24,937 SunCoke Energy, Inc. 281,040
3,425 TriMas Corporation 91,550
43,364 Trinseo plc 163,916
96,413 Tronox Holdings plc 1,672,766
1,066 United States Lime & Minerals, Inc. 317,817
27,068 United States Steel Corporation 1,103,833
3,955 Vulcan Materials Company 1,079,399
Total 64,342,504
Real Estate (0.9%)
83,414 Agree Realty Corporation 4,764,608
2,184 Alexandria Real Estate Equities,
Inc. 281,539
2,437 Anywhere Real Estate, Inc.
a
15,061
24,780 AvalonBay Communities, Inc. 4,598,177
10,685 Brixmor Property Group, Inc. 250,563
8,744 CareTrust REIT, Inc. 213,091
35,399 CBRE Group, Inc.
a
3,442,199
176 Chatham Lodging Trust 1,779
132,574 Compass, Inc.
a
477,266
37,046 CoStar Group, Inc.
a
3,578,644
17,497 Crown Castle, Inc. 1,851,708
113,788 Cushman and Wakefield plc
a
1,190,222
Shares Common Stock (28.2%) Value
Real Estate (0.9%) - continued
20,192 DigitalBridge Group, Inc. $ 389,100
25,599 Douglas Elliman, Inc.
a
40,446
12,725 EastGroup Properties, Inc. 2,287,573
16,532 Elme Communities 230,125
40,262 EPR Properties 1,709,122
154,689 Equity Commonwealth
a
2,920,528
8,390 Equity Residential 529,493
243,928 Essential Properties Realty Trust,
Inc. 6,503,121
1,758 Essex Property Trust, Inc. 430,376
989 Extra Space Storage, Inc. 145,383
17,158 First Industrial Realty Trust, Inc. 901,481
11,623 FirstService Corporation 1,927,093
1,416 Forestar Group, Inc.
a
56,909
79,976 Four Corners Property Trust, Inc. 1,957,013
31,531 Getty Realty Corporation 862,373
97,481 Healthcare Realty Trust, Inc. 1,379,356
6,892 Howard Hughes Holdings, Inc.
a
500,497
53,512 Independence Realty Trust, Inc. 863,149
24,604 Industrial Logistics Properties Trust 105,551
63,115 Invitation Homes, Inc. 2,247,525
32,600 Kennedy-Wilson Holdings, Inc. 279,708
124,095 LXP Industrial Trust 1,119,337
44,135 National Storage Affiliates Trust 1,728,327
62,649 NetSTREIT Corporation 1,150,862
35,492 NNN REIT, Inc. 1,516,928
35,587 Park Hotels & Resorts, Inc. 622,417
4,949 Peakstone Realty Trust 79,827
41,763 Pebblebrook Hotel Trust 643,568
109,166 Phillips Edison and Company, Inc. 3,915,784
5,292 Plymouth Industrial REIT, Inc. 119,070
25,275 Retail Opportunity Investments
Corporation 324,026
8,557 Rexford Industrial Realty, Inc. 430,417
33,049 RLJ Lodging Trust 390,639
3,876 RMR Group, Inc. 93,024
17,060 Sabra Health Care REIT, Inc. 251,976
61,661 SBA Communications Corporation 13,361,939
91,649 STAG Industrial, Inc. 3,522,988
30,177 Summit Hotel Properties, Inc. 196,452
15,352 Tanger, Inc. 453,345
78,655 Terreno Realty Corporation 5,222,692
58,851 UDR, Inc. 2,201,616
5,812 Ventas, Inc. 253,055
4,444 Welltower, Inc. 415,247
5,257 Zillow Group, Inc.
a
251,600
10,837 Zillow Group, Inc. Class C
a
528,629
Total 85,724,544
Utilities (0.4%)
1,964 ALLETE, Inc. 117,133
5,066 Alliant Energy Corporation 255,326
2,877 American States Water Company 207,834
19,530 American Water Works Company,
Inc. 2,386,761
583 Artesian Resources Corporation 21,635
8,771 CenterPoint Energy, Inc. 249,886
49,457 Clearway Energy, Inc., Class A 1,063,820
68,070 Clearway Energy, Inc., Class C 1,569,014
14,748 Constellation Energy Corporation 2,726,168
23,211 Duke Energy Corporation 2,244,736
18,425 Entergy Corporation 1,947,154
174,673 Evergy, Inc. 9,324,045
17,372 Eversource Energy 1,038,324
2,270 NextEra Energy Partners, LP 68,282

Moderate Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (28.2%) Value
Utilities (0.4%) - continued
9,649 NiSource, Inc. $ 266,891
10,046 Northwestern Energy Group, Inc. 511,643
6,592 OGE Energy Corporation 226,106
19,811 PNM Resources, Inc. 745,686
86,717 Portland General Electric
Company 3,642,114
28,229 Public Service Enterprise Group,
Inc. 1,885,133
2,236 Spire, Inc. 137,223
161,162 UGI Corporation 3,954,915
115,844 Xcel Energy, Inc. 6,226,615
Total 40,816,444
Total Common Stock
(cost $1,747,378,992) 2,698,539,234
Principal
Amount Long-Term Fixed Income ( 20.3% ) Value
Asset-Backed Securities (0.5%)
510 Asset Backed Trust
$ 2,500,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
c,d
2,307,842
720 East CLO I, Ltd.
2,500,000
8.568%,  (TSFR3M +
3.250%), 1/20/2036, Ser.
2022-1A, Class B
c,e
2,524,597
825,000
9.568%,  (TSFR3M +
4.250%), 1/20/2036, Ser.
2022-1A, Class C
c,e
833,123
Access Group, Inc.
121,036
5.935%,  (SOFR30A +
0.614%), 2/25/2036, Ser.
2013-1, Class A
c,e
119,547
AMSR Trust
1,400,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
c
1,226,470
4,500,000
1.877%,  8/17/2038, Ser.
2021-SFR2, Class C
c
4,094,552
1,750,000
2.517%,  12/17/2038, Ser.
2021-SFR4, Class C
c
1,591,294
Ares XL CLO, Ltd.
2,750,000
8.376%,  (TSFR3M +
3.062%), 1/15/2029, Ser.
2016-40A, Class CRR
c,e
2,745,394
Avis Budget Rental Car Funding
AESOP, LLC
688,000
5.360%,  6/20/2030, Ser.
2024-1A, Class A
c
691,407
CMFT Net Lease Master Issuer,
LLC
1,699,926
2.090%,  7/20/2051, Ser.
2021-1, Class A1
c
1,461,721
Commonbond Student Loan Trust
127,080
5.944%,  (TSFR1M +
0.614%), 2/25/2044, Ser.
2018-AGS, Class A2
c,e
124,806
Drive Auto Receivables Trust
1,500,000
1.390%,  3/15/2029, Ser.
2021-2, Class D 1,435,943
Dryden 36 Senior Loan Fund
2,325,000
7.626%,  (TSFR3M +
2.312%), 4/15/2029, Ser.
2014-36A, Class CR3
c,e
2,324,867
Principal
Amount Long-Term Fixed Income (20.3%) Value
Asset-Backed Securities (0.5%) - continued
Foundation Finance Trust
$ 965,217
1.270%,  5/15/2041, Ser.
2021-1A, Class A
c
$ 876,746
FRTKL Trust
3,050,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
c
2,771,377
Goodgreen
1,891,215
3.860%,  10/15/2054, Ser.
2019-1A, Class A
c
1,697,830
Home Partners of America Trust
3,172,750
2.302%,  12/17/2026, Ser.
2021-2, Class B
c
2,897,720
2,595,790
2.078%,  9/17/2041, Ser.
2021-1, Class C
c
2,153,428
Laurel Road Prime Student Loan
Trust
1,006,199
5.920%,  11/25/2043, Ser.
2018-D, Class A
c,e
935,665
Longfellow Place CLO, Ltd.
630,259
7.876%,  (TSFR3M +
2.562%), 4/15/2029, Ser.
2013-1A, Class CR3
c,e
630,176
National Collegiate Trust
664,960
5.739%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
c,e
648,082
Oak Street Investment
2,175,837
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
c
2,018,058
Pretium Mortgage Credit Partners,
LLC
1,177,185
5.240%,  4/25/2052, Ser.
2022-NPL2, Class A1
c,d
1,158,120
813,816
5.240%,  9/27/2060, Ser.
2021-NPL1, Class A1
c,d
801,193
Progress Residential Trust
1,400,000
3.350%,  2/17/2041, Ser.
2024-SFR1, Class A
c
1,289,437
Renaissance Home Equity Loan
Trust
3,418,210
5.580%,  11/25/2036, Ser.
2006-3, Class AF2
d
1,135,784
Saxon Asset Securities Trust
1,204,048
3.243%,  8/25/2035, Ser.
2004-2, Class MF2
e
1,006,823
VCAT Asset Securitization, LLC
1,473,468
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
c,d
1,470,602
Vericrest Opportunity Loan
Transferee
1,046,966
4.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
c,d
1,016,006
1,104,536
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
c,d
983,608
779,258
5.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
c,d
758,163
1,000,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
c,d
846,826
Wind River CLO, Ltd.
1,650,000
7.579%,  (TSFR3M +
2.262%), 7/20/2030, Ser.
2013-1A, Class BRR
c,e
1,649,974
Total 48,227,181

Moderate Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.3%) Value
Basic Materials (0.2%)
Anglo American Capital plc
$ 750,000 3.875%,  3/16/2029
c
$ 701,650
ATI, Inc.
340,000 7.250%,  8/15/2030 351,432
Axalta Coating Systems Dutch
Holding B BV
297,000 7.250%,  2/15/2031
c
308,942
Baffinland Iron Mines Corporation/
Baffinland Iron Mines, LP
66,000 8.750%,  7/15/2026
c
60,871
Cascades, Inc./Cascades USA,
Inc.
400,000 5.125%,  1/15/2026
c
392,079
Chemours Company
703,000 5.750%,  11/15/2028
c
648,235
Cleveland-Cliffs, Inc.
450,000 5.875%,  6/1/2027 449,200
290,000 4.625%,  3/1/2029
c
270,339
Consolidated Energy Finance SA
953,000 5.625%,  10/15/2028
c
799,795
EIDP, Inc.
616,000 4.500%,  5/15/2026 608,907
First Quantum Minerals, Ltd.
869,000 6.875%,  10/15/2027
c
833,167
FMC Corporation
624,000 5.150%,  5/18/2026 620,037
Glencore Funding, LLC
616,000 3.375%,  9/23/2051
c
421,623
944,000 4.000%,  3/27/2027
c
912,551
619,000 6.125%,  10/6/2028
c
639,656
Hecla Mining Company
220,000 7.250%,  2/15/2028 220,241
Hudbay Minerals, Inc.
510,000 4.500%,  4/1/2026
c
494,005
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
431,000 9.000%,  7/1/2028
c
425,181
Innophos Holdings, Inc.
160,000 9.375%,  2/15/2028
c
133,453
International Flavors & Fragrances,
Inc.
739,000 1.230%,  10/1/2025
c
691,704
Mercer International, Inc.
192,000 5.125%,  2/1/2029 168,763
Methanex Corporation
251,000 4.250%,  12/1/2024 248,826
Mineral Resources, Ltd.
102,000 9.250%,  10/1/2028
c
107,426
Mosaic Company
588,000 5.375%,  11/15/2028 595,064
Newmont Corporation/Newcrest
Finance, Pty. Ltd.
227,000 5.350%,  3/15/2034
c
228,448
Novelis Corporation
200,000 3.250%,  11/15/2026
c
186,356
290,000 4.750%,  1/30/2030
c
267,560
200,000 3.875%,  8/15/2031
c
171,801
Nutrien, Ltd.
308,000 4.900%,  3/27/2028 306,369
OCI NV
353,000 4.625%,  10/15/2025
c
344,808
Olin Corporation
765,000 5.125%,  9/15/2027 747,308
Principal
Amount Long-Term Fixed Income (20.3%) Value
Basic Materials (0.2%) - continued
SCIL IV, LLC/SCIL USA Holdings,
LLC
$ 335,000 5.375%,  11/1/2026
c
$ 325,128
Smurfit Kappa Treasury, ULC
627,000 5.777%,  4/3/2054
c,f
634,208
SNF Group SACA
508,000 3.375%,  3/15/2030
c
439,731
SunCoke Energy, Inc.
544,000 4.875%,  6/30/2029
c
492,539
Taseko Mines, Ltd.
586,000 7.000%,  2/15/2026
b,c
588,397
Tronox, Inc.
166,000 4.625%,  3/15/2029
c
148,891
Unifrax Escrow Issuer Corporation
463,000 5.250%,  9/30/2028
c
298,579
United States Steel Corporation
538,000 6.875%,  3/1/2029 543,161
Total 16,826,431
Capital Goods (0.4%)
AAR Escrow Issuer, LLC
397,000 6.750%,  3/15/2029
c
400,055
Advanced Drainage Systems, Inc.
446,000 6.375%,  6/15/2030
c
448,308
AECOM
329,000 5.125%,  3/15/2027 323,194
Amsted Industries, Inc.
420,000 5.625%,  7/1/2027
c
413,693
ARD Finance SA
144,000 6.500%,  6/30/2027
c
48,189
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
500,000 5.250%,  8/15/2027
b,c
315,000
200,000 5.250%,  8/15/2027
b,c
126,000
BAE Systems plc
250,000 5.500%,  3/26/2054
c
252,372
300,000 5.250%,  3/26/2031
c
301,229
Boeing Company
1,280,000 5.930%,  5/1/2060 1,200,045
712,000 5.040%,  5/1/2027 698,572
1,475,000 5.705%,  5/1/2040 1,411,784
Bombardier, Inc.
549,000 7.875%,  4/15/2027
c
549,384
435,000 6.000%,  2/15/2028
c
427,898
Brand Industrial Services, Inc.
375,000 10.375%,  8/1/2030
c
405,999
Builders FirstSource, Inc.
330,000 5.000%,  3/1/2030
c
314,880
Canpack SA/Canpack US, LLC
671,000 3.875%,  11/15/2029
c
593,802
Carrier Global Corporation
709,000 2.700%,  2/15/2031 610,051
Chart Industries, Inc.
507,000 7.500%,  1/1/2030
c
526,492
Clean Harbors, Inc.
674,000 6.375%,  2/1/2031
c
678,950
Clydesdale Acquisition Holdings,
Inc.
68,000 6.625%,  4/15/2029
c
67,945
136,000 8.750%,  4/15/2030
c
133,625
CNH Industrial NV
484,000 3.850%,  11/15/2027 464,775

Moderate Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.3%) Value
Capital Goods (0.4%) - continued
Cornerstone Building Brands, Inc.
$ 348,000 6.125%,  1/15/2029
c
$ 310,191
Covanta Holding Corporation
276,000 4.875%,  12/1/2029
c
247,365
CP Atlas Buyer, Inc.
555,000 7.000%,  12/1/2028
b,c
520,872
Crown Cork & Seal Company, Inc.
434,000 7.375%,  12/15/2026 455,317
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
510,000 6.625%,  12/15/2030
c
514,892
GFL Environmental, Inc.
415,000 4.000%,  8/1/2028
c
382,496
674,000 3.500%,  9/1/2028
c
617,379
H&E Equipment Services, Inc.
865,000 3.875%,  12/15/2028
c
791,893
Herc Holdings, Inc.
421,000 5.500%,  7/15/2027
c
413,502
Howmet Aerospace, Inc.
923,000 5.950%,  2/1/2037 955,241
Ingersoll Rand, Inc.
151,000 5.700%,  8/14/2033 154,901
Lockheed Martin Corporation
550,000 5.200%,  2/15/2064 543,836
374,000 6.150%,  9/1/2036 407,815
Mauser Packaging Solutions
Holding Company
351,000 9.250%,  4/15/2027
c
348,204
Miter Brands Acquisition Holdco,
Inc./MIWD Borrower, LLC
100,000 6.750%,  4/1/2032
c
100,342
MIWD Holdco II, LLC
273,000 5.500%,  2/1/2030
c
251,242
Mueller Water Products, Inc.
286,000 4.000%,  6/15/2029
c
259,411
Nesco Holdings II, Inc.
525,000 5.500%,  4/15/2029
c
496,704
New Enterprise Stone and Lime
Company, Inc.
659,000 5.250%,  7/15/2028
c
631,316
Nordson Corporation
615,000 5.600%,  9/15/2028 626,382
Northrop Grumman Corporation
1,225,000 3.850%,  4/15/2045 985,792
OI European Group BV
551,000 4.750%,  2/15/2030
c
507,304
Owens-Brockway Glass Container,
Inc.
272,000 6.625%,  5/13/2027
c
272,154
Pactiv Evergreen Group
395,000 4.375%,  10/15/2028
c
368,484
PGT Innovations, Inc.
529,000 4.375%,  10/1/2029
c
537,160
Regal Rexnord Corporation
770,000 6.050%,  2/15/2026
c
773,977
Roller Bearing Company of
America, Inc.
386,000 4.375%,  10/15/2029
c
353,429
Rolls-Royce plc
247,000 5.750%,  10/15/2027
c
247,675
RTX Corporation
201,000 6.400%,  3/15/2054 227,403
500,000 4.125%,  11/16/2028 483,642
Principal
Amount Long-Term Fixed Income (20.3%) Value
Capital Goods (0.4%) - continued
$ 900,000 4.450%,  11/16/2038 $ 810,639
Sealed Air Corporation
424,000 6.125%,  2/1/2028
c
424,880
Smyrna Ready Mix Concrete, LLC
472,000 8.875%,  11/15/2031
c
504,517
Spirit AeroSystems, Inc.
495,000 9.750%,  11/15/2030
c
553,690
SRM Escrow Issuer, LLC
294,000 6.000%,  11/1/2028
c
287,343
Summit Materials, LLC/Summit
Materials Finance Corporation
134,000 7.250%,  1/15/2031
c
139,278
Textron, Inc.
1,010,000 3.375%,  3/1/2028 945,601
Titan Acquisition, Ltd./Titan Co-
Borrower, LLC
220,000 7.750%,  4/15/2026
b,c
219,738
Trane Technologies Financing, Ltd.
454,000 3.500%,  3/21/2026 439,186
TransDigm, Inc.
878,000 5.500%,  11/15/2027 859,345
569,000 7.125%,  12/1/2031
c
586,387
463,000 6.625%,  3/1/2032
c
467,765
Triumph Group, Inc.
454,000 9.000%,  3/15/2028
c
478,621
Trivium Packaging Finance
233,000 5.500%,  8/15/2026
c
229,733
212,000 8.500%,  8/15/2027
c
209,356
United Rentals North America, Inc.
525,000 4.875%,  1/15/2028 510,907
430,000 4.000%,  7/15/2030 391,327
Veralto Corporation
619,000 5.350%,  9/18/2028
c
627,033
Waste Management, Inc.
612,000 4.875%,  2/15/2034 607,813
Waste Pro USA, Inc.
255,000 5.500%,  2/15/2026
c
251,144
WESCO Distribution, Inc.
319,000 7.250%,  6/15/2028
c
325,679
166,000 6.375%,  3/15/2029
c
167,707
116,000 6.625%,  3/15/2032
c
117,878
Total 34,654,130
Collateralized Mortgage Obligations (0.9%)
Alternative Loan Trust
524,887
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 292,669
Angel Oak Mortgage Trust
1,684,343
5.985%,  1/25/2069, Ser.
2024-2, Class A1
c,d
1,678,416
Arroyo Mortgage Trust
3,000,000
3.269%,  12/25/2056, Ser.
2022-1, Class A1B
c,d
2,666,403
BINOM Securitization Trust
1,200,348
2.370%,  6/25/2056, Ser.
2021-INV1, Class A2
c,e
1,029,341
CHNGE Mortgage Trust
2,122,619
7.100%,  7/25/2058, Ser.
2023-3, Class A1
c,d
2,122,682
2,528,736
6.000%,  10/25/2057, Ser.
2022-4, Class A1
c,d
2,493,207

Moderate Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.3%) Value
Collateralized Mortgage Obligations (0.9%) -
continued
Citicorp Mortgage Securities, Inc.
$ 1,460,263
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 $ 1,283,114
COLT Mortgage Loan Trust
2,409,875
1.726%,  11/25/2066, Ser.
2021-5, Class A1
c,e
2,058,887
Countrywide Alternative Loan Trust
731,945
4.009%,  10/25/2035, Ser.
2005-43, Class 4A1
e
591,231
1,661,216
7.000%,  10/25/2037, Ser.
2007-24, Class A10 597,554
Countrywide Home Loans, Inc.
336,633
5.750%,  4/25/2037, Ser.
2007-3, Class A27 154,699
Credit Suisse Mortgage Trust
1,500,000
3.346%,  1/25/2067, Ser.
2022-ATH1, Class A1B
c,e
1,296,144
2,450,000
4.000%,  2/25/2067, Ser.
2022-NQM2, Class A1B
c,e
2,185,795
1,295,406
6.567%,  8/25/2067, Ser.
2022-ATH3, Class A3
c,e
1,275,162
1,272,715
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
c,e
1,071,039
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
146,651
6.000%,  4/25/2024, Ser.
2006-AR5, Class 23A 77,938
Federal Home Loan Mortgage
Corporation - REMIC
3,525,677
4.000%,  1/25/2051, Ser.
5249, Class LA 3,369,615
2,401,113
4.000%,  9/25/2052, Ser.
5256, Class A 2,267,525
927,837
3.000%,  2/15/2033, Ser.
4170, Class IG
g
72,160
1,798,151
3.000%,  3/15/2033, Ser.
4180, Class PI
g
170,215
3,323,691
4.500%,  10/15/2033, Ser.
2695, Class BH 3,272,112
3,000,000
2.500%,  12/15/2048, Ser.
5094, Class BC 2,350,456
Federal National Mortgage
Association - REMIC
642,631
5.000%,  3/25/2054, Ser.
2024-9, Class ZC 619,984
3,528,673
4.500%,  6/25/2052, Ser.
2022-43, Class MA 3,448,507
2,882,193
4.000%,  7/25/2052, Ser.
2022-37, Class PE 2,750,289
3,682,991
Zero Coupon,  11/25/2053,
Ser. 2023-54, Class EO 2,915,484
1,731,170
3.000%,  12/25/2027, Ser.
2012-137, Class AI
g
55,838
7,685,376
5.250%,  7/25/2039, Ser.
2022-72, Class CB 7,611,818
3,424,379
4.500%,  1/25/2046, Ser.
2022-68, Class BA 3,340,527
Flagstar Mortgage Trust
1,422,835
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
c,e
1,244,608
GCAT Trust
1,944,955
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
c,e
1,708,503
Principal
Amount Long-Term Fixed Income (20.3%) Value
Collateralized Mortgage Obligations (0.9%) -
continued
GS Mortgage-Backed Securities
Trust
$ 2,809,308
3.000%,  6/25/2052, Ser.
2022-GR1, Class A2
c,e
$ 2,345,662
J.P. Morgan Mortgage Trust
2,791,968
2.500%,  2/25/2052, Ser.
2021-INV7, Class A2A
c,e
2,236,847
1,819,792
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
c,e
1,499,953
LHOME Mortgage Trust
192,180
3.090%,  6/25/2026, Ser.
2021-RTL2, Class A1
c
191,679
1,650,000
7.628%,  11/25/2028, Ser.
2023-RTL4, Class A1
c,d
1,669,835
Mello Mortgage Capital
Acceptance
2,784,198
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
c,e
2,230,621
Merrill Lynch Alternative Note
Asset Trust
340,520
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 124,706
New Residential Mortgage Loan
Trust
6,099,127
2.500%,  9/25/2051, Ser.
2021-INV2, Class A2
c,e
4,886,449
NYMT Loan Trust I
1,214,291
2.239%,  5/25/2026, Ser.
2021-BPL1, Class A1
c,d
1,196,533
OBX Trust
1,550,000
3.688%,  1/25/2062, Ser.
2022-NQM3, Class A1B
c,e
1,355,270
Palisades Mortgage Loan Trust
3,298,422
3.487%,  6/25/2026, Ser.
2021-RTL1, Class A1
c
3,298,422
Residential Accredit Loans, Inc.
Trust
671,202
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 567,707
ROC Securities Trust Series
2,579,305
3.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
c,e
2,564,663
Saluda Grade Alternative
Mortgage Trust
2,500,000
7.762%,  4/25/2030, Ser.
2024-RTL5, Class A1
c,d
2,501,741
Sequoia Mortgage Trust
620,674
3.626%,  9/20/2046, Ser.
2007-1, Class 4A1
e
418,885
Toorak Mortgage Corporation, Ltd.
1,135,420
3.240%,  6/25/2024, Ser.
2021-1, Class A1
c
1,123,415
TRK Trust
1,929,523
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
c,e
1,653,232
Unlock HEA Trust
1,750,000
7.000%,  4/25/2039, Ser.
2024-1, Class A
c
1,710,625
Vericrest Opportunity Loan
Transferee
1,038,798
5.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
c,d
1,016,325

Moderate Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.3%) Value
Collateralized Mortgage Obligations (0.9%) -
continued
Verus Securitization Trust
$ 1,082,972
2.286%,  11/25/2066, Ser.
2021-8, Class A2
c,e
$ 909,260
625,408
6.664%,  12/25/2068, Ser.
2023-8, Class A2
c,d
628,465
Total 90,202,217
Commercial Mortgage-Backed Securities (0.6%)
BANK 2022-BNK39
39,808,717
0.423%,  2/15/2055, Ser.
2022-BNK39, Class XA
e,g
1,060,468
BBCMS Mortgage Trust
21,805,182
0.713%,  2/15/2055, Ser.
2022-C14, Class XA
e,g
854,918
17,941,649
1.151%,  9/15/2055, Ser.
2022-C17, Class XA
e,g
1,362,051
18,531,090
1.820%,  10/15/2053, Ser.
2020-C8, Class XA
e,g
1,536,837
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
8,000,000
3.000%,  6/25/2032, Ser.
K147, Class A2
e,h
7,098,301
5,475,000
3.500%,  7/25/2032, Ser.
K148, Class A2
e,h
5,038,655
8,750,000
3.530%,  8/25/2032, Ser.
K149, Class A2
h
8,060,827
1,300,000
3.710%,  9/25/2032, Ser.
K-150, Class A2
e,h
1,212,599
8,000,000
3.800%,  10/25/2032, Ser.
K-151, Class A2
e,h
7,507,503
7,000,000
3.820%,  12/25/2032, Ser.
K-153, Class A2
e,h
6, 575,598
6,500,000
4.500%,  8/25/2033, Ser.
K-160, Class A2
e,h
6,409,937
9,400,000
5.150%,  12/25/2033, Ser.
K-162, Class A2
h
9,730,604
Morgan Stanley Capital I Trust
19,716,578
1.830%,  7/15/2053, Ser.
2020-HR8, Class XA
e,g
1,729,684
SCOTT Trust
3,000,000
5.910%,  3/15/2040, Ser.
2023-SFS, Class A
c
3,017,131
Total 61,195,113
Communications Services (0.6%)
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
461,000 10.500%,  2/15/2028
c
213,676
Altice Financing SA
398,000 5.750%,  8/15/2029
c
318,894
Altice France SA/France
265,000 8.125%,  2/1/2027
c
207,139
972,000 5.500%,  10/15/2029
c
659,729
AMC Networks, Inc.
282,000 4.750%,  8/1/2025
b
281,644
83,000 10.250%,  1/15/2029
c,f
83,603
American Tower Corporation
340,000 3.375%,  10/15/2026 324,748
619,000 5.800%,  11/15/2028 633,751
793,000 2.900%,  1/15/2030 697,235
412,000 5.650%,  3/15/2033 418,446
Principal
Amount Long-Term Fixed Income (20.3%) Value
Communications Services (0.6%) - continued
AT&T, Inc.
$ 923,000 3.650%,  6/1/2051 $ 677,608
1,282,000 3.500%,  9/15/2053 904,480
675,000 2.300%,  6/1/2027 622,190
825,000 4.350%,  3/1/2029
b
803,750
621,000 5.400%,  2/15/2034 629,146
1,265,000 4.900%,  8/15/2037 1,200,296
Bell Telephone Company of
Canada
829,000 5.550%,  2/15/2054 827,609
CCO Holdings, LLC/CCO Holdings
Capital Corporation
900,000 5.125%,  5/1/2027
c
857,494
404,000 5.000%,  2/1/2028
c
376,086
634,000 6.375%,  9/1/2029
c
601,465
750,000 4.750%,  3/1/2030
c
643,981
271,000 4.250%,  2/1/2031
c
221,312
394,000 4.750%,  2/1/2032
c
321,553
425,000 4.250%,  1/15/2034
c
320,813
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
426,000 6.150%,  11/10/2026 429,336
920,000 4.200%,  3/15/2028 867,126
1,400,000 3.500%,  6/1/2041 940,066
Cimpress plc
340,000 7.000%,  6/15/2026 340,306
Clear Channel Outdoor Holdings,
Inc.
600,000 7.500%,  6/1/2029
c
496,225
Clear Channel Worldwide
Holdings, Inc.
685,000 5.125%,  8/15/2027
c
645,705
Comcast Corporation
923,000 5.350%,  5/15/2053 916,075
786,000 2.887%,  11/1/2051 510,211
609,000 4.250%,  10/15/2030 588,323
640,000 4.400%,  8/15/2035 600,748
1,090,000 4.750%,  3/1/2044 1,001,294
Connect Finco SARL/Connect US
Finco, LLC
261,000 6.750%,  10/1/2026
c
255,852
CSC Holdings, LLC
792,000 5.375%,  2/1/2028
c
681,217
180,000 11.750%,  1/31/2029
c
180,281
492,000 6.500%,  2/1/2029
c
416,877
732,000 5.750%,  1/15/2030
c
387,501
Deutsche Telekom International
Finance BV
1,535,000 8.750%,  6/15/2030 1,814,543
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
1,034,000 5.875%,  8/15/2027
c
978,201
Discovery Communications, LLC
1,069,000 4.900%,  3/11/2026 1,058,384
DISH DBS Corporation
176,000 5.875%,  11/15/2024
b
168,630
243,000 5.250%,  12/1/2026
b,c
191,340
174,000 7.375%,  7/1/2028 83,768
324,000 5.750%,  12/1/2028
b,c
222,671
269,000 5.125%,  6/1/2029 112,197
DISH Network Corporation
321,000 11.750%,  11/15/2027
c
327,719

Moderate Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.3%) Value
Communications Services (0.6%) - continued
Frontier Communications
Holdings, LLC
$ 567,000 5.875%,  10/15/2027
c
$ 548,933
456,000 6.750%,  5/1/2029
c
406,383
127,000 8.750%,  5/15/2030
c
129,949
GCI, LLC
520,000 4.750%,  10/15/2028
c
476,791
Gray Television, Inc.
490,000 4.750%,  10/15/2030
c
321,361
236,000 5.375%,  11/15/2031
c
154,750
iHeartCommunications, Inc.
398,000 6.375%,  5/1/2026 339,529
Iliad Holding SASU
627,000 6.500%,  10/15/2026
c
621,127
Lamar Media Corporation
274,000 3.625%,  1/15/2031 240,416
LCPR Senior Secured Financing
DAC
679,000 6.750%,  10/15/2027
c
637,254
Level 3 Financing, Inc.
744,000 4.625%,  9/15/2027
c
494,760
430,000 4.250%,  7/1/2028
c
202,100
243,000 10.500%,  5/15/2030
b,c
248,468
McGraw-Hill Education, Inc.
527,000 8.000%,  8/1/2029
c
495,337
Meta Platforms, Inc.
462,000 5.600%,  5/15/2053 488,304
552,000 4.800%,  5/15/2030 555,024
1,093,000 3.850%,  8/15/2032 1,024,212
Netflix, Inc.
338,000 5.875%,  11/15/2028 351,360
552,000 5.375%,  11/15/2029
c
563,309
500,000 4.875%,  6/15/2030
c
496,502
News Corporation
487,000 3.875%,  5/15/2029
c
445,338
NTT Finance Corporation
1,077,000 4.372%,  7/27/2027
c
1,058,048
Omnicom Group, Inc.
435,000 4.200%,  6/1/2030 414,062
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
205,000 4.625%,  3/15/2030
c
183,850
Paramount Global
287,000 6.375%,  3/30/2062
e
265,181
Playtika Holding Corporation
428,000 4.250%,  3/15/2029
c
370,525
Rogers Communications, Inc.
760,000 5.000%,  2/15/2029 754,722
997,000 5.300%,  2/15/2034 988,106
Scripps Escrow II, Inc.
154,000 3.875%,  1/15/2029
c
122,456
220,000 5.375%,  1/15/2031
c
135,359
Sinclair Television Group, Inc.
598,000 4.125%,  12/1/2030
c
435,559
Sirius XM Radio, Inc.
685,000 5.000%,  8/1/2027
c
659,027
365,000 4.000%,  7/15/2028
c
333,928
Sprint Capital Corporation
1,553,000 8.750%,  3/15/2032 1,883,093
Take-Two Interactive Software, Inc.
620,000 4.950%,  3/28/2028 617,617
Principal
Amount Long-Term Fixed Income (20.3%) Value
Communications Services (0.6%) - continued
TEGNA, Inc.
$ 166,000 4.750%,  3/15/2026
c
$ 162,747
530,000 4.625%,  3/15/2028
b
484,767
Telecom Italia Capital SA
417,000 6.000%,  9/30/2034 381,411
Telecom Italia SPA/Milano
213,000 5.303%,  5/30/2024
c
211,841
Telesat Canada/Telesat, LLC
270,000 4.875%,  6/1/2027
c
140,400
100,000 6.500%,  10/15/2027
c
40,000
T-Mobile USA, Inc.
1,539,000 3.600%,  11/15/2060 1,079,100
916,000 4.850%,  1/15/2029 909,215
1,100,000 4.375%,  4/15/2040 979,708
United States Cellular Corporation
113,000 6.700%,  12/15/2033 110,757
Uniti Group, LP/Uniti Group
Finance, Inc./CSL Capital, LLC
504,000 4.750%,  4/15/2028
c
440,055
294,000 6.500%,  2/15/2029
c
227,858
Univision Communications, Inc.
554,000 4.500%,  5/1/2029
c
495,084
Urban One, Inc.
99,000 7.375%,  2/1/2028
c
84,006
Verizon Communications, Inc.
923,000 3.000%,  11/20/2060 575,570
2,689,000 2.650%,  11/20/2040 1,894,776
1,400,000 3.400%,  3/22/2041 1,094,243
Viasat, Inc.
266,000 6.500%,  7/15/2028
b,c
205,409
Virgin Media Finance plc
206,000 5.000%,  7/15/2030
c
174,309
Virgin Media Secured Finance plc
417,000 5.500%,  5/15/2029
c
385,545
VZ Secured Financing BV
462,000 5.000%,  1/15/2032
c
396,675
Warnermedia Holdings, Inc.
781,000 4.054%,  3/15/2029 731,114
923,000 5.050%,  3/15/2042 793,312
YPSO Finance BIS SA
326,000 10.500%,  5/15/2027
c
121,981
Zayo Group Holdings, Inc.
199,000 4.000%,  3/1/2027
c
163,805
Ziggo Bond Company BV
196,000 5.125%,  2/28/2030
b,c
167,855
Total 56,975,527
Consumer Cyclical (0.6%)
1011778 B.C., ULC/New Red
Finance, Inc.
780,000 4.375%,  1/15/2028
c
737,826
Adient Global Holdings, Ltd.
265,000 8.250%,  4/15/2031
b,c
279,638
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation
118,000 6.625%,  7/15/2026
c
117,922
403,000 6.000%,  6/1/2029
b,c
346,751
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
405,000 4.625%,  6/1/2028
c
369,834
355,000 4.625%,  6/1/2028
c
322,683

Moderate Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.3%) Value
Consumer Cyclical (0.6%) - continued
Allison Transmission, Inc.
$ 275,000 3.750%,  1/30/2031
c
$ 239,943
Amazon.com, Inc.
521,000 3.875%,  8/22/2037 470,326
AMC Entertainment Holdings, Inc.
121,000 7.500%,  2/15/2029
c
80,820
American Axle & Manufacturing,
Inc.
810,000 6.500%,  4/1/2027
b
807,252
American Honda Finance
Corporation
585,000 4.900%,  3/12/2027 583,841
619,000 5.850%,  10/4/2030 647,413
Anywhere Real Estate Group,
LLC/Anywhere Co-Issuer
Corporation
89,000 7.000%,  4/15/2030
c
79,248
Arches Buyer, Inc.
360,000 6.125%,  12/1/2028
c
301,563
Arko Corporation
328,000 5.125%,  11/15/2029
c
271,477
Asbury Automotive Group, Inc.
282,000 5.000%,  2/15/2032
c
255,504
Ashton Woods USA, LLC/Ashton
Woods Finance Company
320,000 4.625%,  8/1/2029
c
295,172
181,000 4.625%,  4/1/2030
c
165,374
Beazer Homes USA, Inc.
116,000 7.500%,  3/15/2031
c
117,149
Boyd Gaming Corporation
490,000 4.750%,  6/15/2031
c
450,284
Boyne USA, Inc.
185,000 4.750%,  5/15/2029
c
171,490
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
435,000 6.250%,  9/15/2027
c
425,572
Caesars Entertainment, Inc.
170,000 8.125%,  7/1/2027
c
174,107
1,079,000 4.625%,  10/15/2029
c
983,909
199,000 6.500%,  2/15/2032
c
200,752
Carnival Corporation
323,000 7.625%,  3/1/2026
c
326,798
797,000 5.750%,  3/1/2027
c
788,819
200,000 4.000%,  8/1/2028
c
186,299
169,000 6.000%,  5/1/2029
c
166,754
Carvana Company
281,000
0.000%,PIK 12.000%,
12/1/2028
c,i
274,745
Cedar Fair, LP
399,000 5.250%,  7/15/2029 378,224
Churchill Downs, Inc.
325,000 4.750%,  1/15/2028
c
309,388
202,000 6.750%,  5/1/2031
c
203,128
Cinemark USA, Inc.
490,000 5.875%,  3/15/2026
c
483,781
Clarios Global, LP/Clarios US
Finance Company, Inc.
255,000 8.500%,  5/15/2027
c
255,386
503,000 6.750%,  5/15/2028
c
509,855
D.R. Horton, Inc.
333,000 2.600%,  10/15/2025 319,075
Principal
Amount Long-Term Fixed Income (20.3%) Value
Consumer Cyclical (0.6%) - continued
Daimler Trucks Finance North
America, LLC
$ 964,000 2.000%,  12/14/2026
c
$ 886,244
Dana, Inc.
240,000 4.500%,  2/15/2032 207,437
eG Global Finance plc
80,000 12.000%,  11/30/2028
c
85,035
Expedia Group, Inc.
1,398,000 3.250%,  2/15/2030 1,258,449
Ford Motor Company
593,000 3.250%,  2/12/2032 493,261
Ford Motor Credit Company, LLC
500,000 2.300%,  2/10/2025 484,884
929,000 2.900%,  2/10/2029 819,101
780,000 7.122%,  11/7/2033 839,211
Forestar Group, Inc.
340,000 3.850%,  5/15/2026
c
324,697
General Motors Company
810,000 6.125%,  10/1/2025 816,815
General Motors Financial
Company, Inc.
500,000 1.500%,  6/10/2026 459,928
298,000 5.400%,  5/8/2027 298,779
1,067,000 5.800%,  1/7/2029 1,085,797
GLP Capital, LP
1,153,000 5.750%,  6/1/2028 1,153,852
Goodyear Tire & Rubber Company
330,000 5.000%,  7/15/2029
b
308,096
Hanesbrands, Inc.
187,000 4.875%,  5/15/2026
c
182,068
182,000 9.000%,  2/15/2031
b,c
186,995
Hilton Domestic Operating
Company, Inc.
638,000 4.875%,  1/15/2030 611,715
201,000 3.625%,  2/15/2032
c
173,061
Hilton Grand Vacations Borrower
Escrow, LLC/Hilton Grand
Vacations Borrower Escrow, Inc.
324,000 5.000%,  6/1/2029
c
302,163
Home Depot, Inc.
505,000 5.400%,  9/15/2040 513,842
1,140,000 4.250%,  4/1/2046 987,548
970,000 3.900%,  6/15/2047 792,800
Hyundai Capital America
619,000 6.250%,  11/3/2025
c
625,329
1,150,000 1.800%,  1/10/2028
c
1,012,861
International Game Technology plc
600,000 5.250%,  1/15/2029
c
579,716
Jacobs Entertainment, Inc.
274,000 6.750%,  2/15/2029
c
266,169
KB Home
450,000 4.800%,  11/15/2029 429,499
Kohl's Corporation
584,000 4.625%,  5/1/2031 491,451
L Brands, Inc.
780,000 6.625%,  10/1/2030
c
796,769
180,000 6.875%,  11/1/2035 184,061
Lennar Corporation
707,000 4.750%,  5/30/2025 700,852
Light & Wonder International, Inc.
610,000 7.250%,  11/15/2029
c
626,206
Live Nation Entertainment, Inc.
342,000 4.750%,  10/15/2027
c
326,551

Moderate Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.3%) Value
Consumer Cyclical (0.6%) - continued
Lowe's Companies, Inc.
$ 616,000 5.625%,  4/15/2053 $ 622,165
1,290,000 2.625%,  4/1/2031 1,110,020
Macy's Retail Holdings, LLC
480,000 5.875%,  4/1/2029
b,c
470,889
161,000 6.125%,  3/15/2032
c
156,055
Marriott International, Inc./MD
1,025,000 4.625%,  6/15/2030 997,218
Mattamy Group Corporation
376,000 5.250%,  12/15/2027
c
364,552
McDonald's Corporation
1,084,000 4.450%,  3/1/2047 944,132
Michaels Companies, Inc.
142,000 5.250%,  5/1/2028
c
120,995
130,000 7.875%,  5/1/2029
c
97,530
NCL Corporation, Ltd.
390,000 5.875%,  3/15/2026
c
384,989
442,000 5.875%,  2/15/2027
c
436,693
Nissan Motor Acceptance
Company, LLC
946,000 1.125%,  9/16/2024
c
924,599
Nordstrom, Inc.
162,000 4.375%,  4/1/2030
b
146,690
231,000 4.250%,  8/1/2031 202,831
PENN Entertainment, Inc.
405,000 4.125%,  7/1/2029
b,c
348,280
PetSmart, Inc./PetSmart Finance
Corporation
650,000 4.750%,  2/15/2028
c
608,560
440,000 7.750%,  2/15/2029
c
428,359
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
846,000 5.750%,  4/15/2026
c
843,532
376,000 6.250%,  1/15/2028
b,c
368,322
QVC, Inc.
102,000 4.375%,  9/1/2028
b
81,747
Raising Cane's Restaurants, LLC
202,000 9.375%,  5/1/2029
c
218,310
Rakuten Group, Inc.
241,000 11.250%,  2/15/2027
c
255,337
Real Hero Merger Sub 2, Inc.
275,000 6.250%,  2/1/2029
b,c
240,958
Realogy Group, LLC/Realogy
Group Co-Issuer Corporation
186,000 5.750%,  1/15/2029
b,c
131,714
Royal Caribbean Cruises, Ltd.
880,000 4.250%,  7/1/2026
c
849,238
341,000 9.250%,  1/15/2029
c
365,745
314,000 7.250%,  1/15/2030
c
326,240
Scientific Games Holdings, LP/
Scientific Games US FinCo, Inc.
57,000 6.625%,  3/1/2030
c
55,105
SeaWorld Parks and
Entertainment, Inc.
389,000 5.250%,  8/15/2029
c
366,379
Six Flags Theme Parks, Inc.
181,000 7.000%,  7/1/2025
c
181,261
Staples, Inc.
443,000 7.500%,  4/15/2026
c
432,355
150,000 10.750%,  4/15/2027
c
142,581
Station Casinos, LLC
381,000 4.625%,  12/1/2031
c
342,441
Principal
Amount Long-Term Fixed Income (20.3%) Value
Consumer Cyclical (0.6%) - continued
Tapestry, Inc.
$ 697,000 7.350%,  11/27/2028 $ 734,431
Target Corporation
923,000 2.950%,  1/15/2052 626,437
Tenneco, Inc.
529,000 8.000%,  11/17/2028
c
482,680
Toyota Motor Credit Corporation
915,000 5.000%,  3/19/2027 917,806
291,000 4.800%,  1/5/2034 286,280
Tripadvisor, Inc.
103,000 7.000%,  7/15/2025
c
102,717
VICI Properties, LP/VICI Note
Company, Inc.
1,023,000 4.625%,  6/15/2025
c
1,007,311
276,000 5.750%,  2/1/2027
c
275,651
452,000 4.125%,  8/15/2030
c
411,006
Victoria's Secret & Company
381,000 4.625%,  7/15/2029
c
312,612
Viking Cruises, Ltd.
658,000 5.875%,  9/15/2027
c
645,574
Volkswagen Group of America
Finance, LLC
926,000 5.300%,  3/22/2027
c
927,921
Wabash National Corporation
528,000 4.500%,  10/15/2028
c
484,196
Walgreens Boots Alliance, Inc.
281,000 3.200%,  4/15/2030 244,228
Walmart, Inc.
796,000 4.500%,  9/9/2052 737,850
WASH Multifamily Acquisition, Inc.
251,000 5.750%,  4/15/2026
b,c
245,320
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
388,000 7.125%,  2/15/2031
c
401,540
Yum! Brands, Inc.
630,000 4.750%,  1/15/2030
c
597,532
ZF North America Capital, Inc.
280,000 7.125%,  4/14/2030
c
295,041
Total 55,711,299
Consumer Non-Cyclical (0.7%)
1375209 B.C., Ltd.
248,000 9.000%,  1/30/2028
b,c
243,041
Abbott Laboratories
892,000 4.750%,  11/30/2036 884,678
175,000 6.000%,  4/1/2039 194,410
AbbVie, Inc.
300,000 5.400%,  3/15/2054 308,788
1,475,000 4.300%,  5/14/2036 1,384,843
683,000 5.350%,  3/15/2044 696,421
AdaptHealth, LLC
716,000 4.625%,  8/1/2029
c
616,151
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
510,000 4.625%,  1/15/2027
c
493,575
540,000 3.500%,  3/15/2029
c
484,696
Altria Group, Inc.
619,000 6.875%,  11/1/2033 673,387
Amgen, Inc.
1,000,000 4.200%,  2/22/2052 822,520
775,000 5.250%,  3/2/2030 786,778
919,000 5.600%,  3/2/2043 935,013

Moderate Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.3%) Value
Consumer Non-Cyclical (0.7%) - continued
Anheuser-Busch Companies,
LLC/Anheuser-Busch InBev
Worldwide, Inc.
$ 1,231,000 4.700%,  2/1/2036 $ 1,190,155
Anheuser-Busch InBev Worldwide,
Inc.
1,530,000 4.375%,  4/15/2038 1,421,918
765,000 5.550%,  1/23/2049 797,618
Archer-Daniels-Midland Company
1,188,000 2.700%,  9/15/2051 758,591
AstraZeneca Finance, LLC
616,000 4.800%,  2/26/2027 615,734
AstraZeneca plc
1,600,000 3.000%,  5/28/2051 1,122,865
B&G Foods, Inc.
356,000 5.250%,  9/15/2027
b
332,659
BAT Capital Corporation
269,000 5.834%,  2/20/2031 271,309
308,000 7.750%,  10/19/2032 347,566
214,000 6.000%,  2/20/2034 216,685
620,000 7.079%,  8/2/2043 661,467
Bausch + Lomb Corporation
103,000 8.375%,  10/1/2028
c
106,570
Bausch Health Companies, Inc.
279,000 5.500%,  11/1/2025
c
263,351
408,000 4.875%,  6/1/2028
c
222,647
360,000 11.000%,  9/30/2028
c
240,300
Baxter International, Inc.
923,000 3.132%,  12/1/2051 604,479
Becton, Dickinson and Company
324,000 3.794%,  5/20/2050 254,118
900,000 3.700%,  6/6/2027 864,667
BellRing Brands, Inc.
286,000 7.000%,  3/15/2030
c
294,606
Bristol-Myers Squibb Company
530,000 5.100%,  2/22/2031 535,125
1,543,000 3.550%,  3/15/2042 1,237,461
Campbell Soup Company
930,000 5.200%,  3/19/2027 932,167
584,000 5.400%,  3/21/2034 588,382
Cargill, Inc.
930,000 3.125%,  5/25/2051
c
646,514
Catalent Pharma Solutions, Inc.
199,000 3.125%,  2/15/2029
c
190,160
Central Garden & Pet Company
650,000 4.125%,  10/15/2030
b
583,114
Cheplapharm Arzneimittel GmbH
70,000 5.500%,  1/15/2028
c
66,701
Chobani, LLC/Chobani Finance
Corporation, Inc.
491,000 4.625%,  11/15/2028
c
457,876
166,000 7.625%,  7/1/2029
b,c
168,282
CHS/Community Health Systems,
Inc.
376,000 5.625%,  3/15/2027
c
346,070
118,000 8.000%,  12/15/2027
c
115,750
499,000 6.000%,  1/15/2029
c
435,925
260,000 6.125%,  4/1/2030
b,c
187,489
310,000 5.250%,  5/15/2030
c
252,778
220,000 4.750%,  2/15/2031
c
169,784
Constellation Brands, Inc.
775,000 3.600%,  2/15/2028 736,038
501,000 2.875%,  5/1/2030 443,182
Principal
Amount Long-Term Fixed Income (20.3%) Value
Consumer Non-Cyclical (0.7%) - continued
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
$ 490,000 4.750%,  1/15/2029
c
$ 463,692
340,000 6.625%,  7/15/2030
c
345,267
CVS Health Corporation
1,386,000 5.625%,  2/21/2053 1,361,138
693,000 5.125%,  2/21/2030 695,091
1,310,000 4.875%,  7/20/2035 1,259,836
Edgewell Personal Care Company
380,000 5.500%,  6/1/2028
c
371,447
Eli Lilly & Company
459,000 4.950%,  2/27/2063 446,480
Embecta Corporation
158,000 6.750%,  2/15/2030
c
136,897
Encompass Health Corporation
750,000 4.500%,  2/1/2028 714,315
Energizer Holdings, Inc.
590,000 4.750%,  6/15/2028
c
546,457
Fortrea Holdings, Inc.
264,000 7.500%,  7/1/2030
c
272,523
General Mills, Inc.
246,000 4.950%,  3/29/2033 243,255
Grifols SA
476,000 4.750%,  10/15/2028
b,c
393,824
HCA, Inc.
1,059,000 3.500%,  9/1/2030 957,714
Herbalife Nutrition, Ltd./HLF
Financing, Inc.
81,000 7.875%,  9/1/2025
c
80,989
HLF Financing SARL, LLC/
Herbalife International, Inc.
617,000 4.875%,  6/1/2029
c
428,815
Imperial Brands Finance plc
1,600,000 3.875%,  7/26/2029
c
1,500,690
Jazz Securities DAC
275,000 4.375%,  1/15/2029
c
256,173
JBS USA LUX SA/JBS USA Food
Company/JBS Luxembourg
SARL
616,000 6.750%,  3/15/2034
c
647,245
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
307,000 4.375%,  2/2/2052 222,944
612,000 5.500%,  1/15/2030 603,136
845,000 3.000%,  5/15/2032 689,149
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
160,000 9.000%,  2/15/2029
c
162,212
Keurig Dr Pepper, Inc.
1,229,000 5.200%,  3/15/2031 1,231,931
Kimberly-Clark Corporation
900,000 3.900%,  5/4/2047 740,687
Kraft Heinz Foods Company
638,000 4.375%,  6/1/2046 538,819
Legacy LifePoint Health, LLC
204,000 4.375%,  2/15/2027
c
194,395
LifePoint Health, Inc.
156,000 9.875%,  8/15/2030
c
163,183
208,000 11.000%,  10/15/2030
c
222,309

Moderate Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.3%) Value
Consumer Non-Cyclical (0.7%) - continued
Mattel, Inc.
$ 769,000 5.450%,  11/1/2041 $ 712,378
Medline Borrower, LP/Medline Co-
Issuer, Inc.
332,000 6.250%,  4/1/2029
c
333,487
Medtronic, Inc.
923,000 4.375%,  3/15/2035 882,588
ModivCare Escrow Issuer, Inc.
170,000 5.000%,  10/1/2029
c
123,266
ModivCare, Inc.
136,000 5.875%,  11/15/2025
c
132,444
Mozart Debt Merger Sub, Inc.
485,000 3.875%,  4/1/2029
c
441,450
328,000 5.250%,  10/1/2029
c
310,015
Organon & Company/Organon
Foreign Debt Co-Issuer BV
473,000 4.125%,  4/30/2028
c
440,785
280,000 5.125%,  4/30/2031
c
248,950
Owens & Minor, Inc.
462,000 6.625%,  4/1/2030
b,c
458,541
PepsiCo, Inc.
610,000 4.200%,  7/18/2052 532,831
Perrigo Finance Unlimited
Company
249,000 4.375%,  3/15/2026 242,291
284,000 3.150%,  6/15/2030 261,069
Pfizer Investment Enterprises,
Private Ltd.
1,386,000 5.300%,  5/19/2053 1,378,008
611,000 5.110%,  5/19/2043 597,469
Philip Morris International, Inc.
300,000 4.750%,  2/12/2027 298,333
619,000 5.500%,  9/7/2030 630,855
299,000 5.125%,  2/13/2031 297,040
923,000 5.375%,  2/15/2033 930,583
Post Holdings, Inc.
397,000 4.500%,  9/15/2031
c
357,098
Primo Water Holdings, Inc.
410,000 4.375%,  4/30/2029
c
377,026
RegionalCare Hospital Partners
Holdings, Inc./LifePoint Health,
Inc.
204,000 9.750%,  12/1/2026
c
204,275
Reynolds American, Inc.
759,000 5.700%,  8/15/2035 741,153
Roche Holdings, Inc.
1,158,000 4.000%,  11/28/2044
c
998,268
Scotts Miracle-Gro Company
189,000 4.500%,  10/15/2029 171,044
Sigma Holdco BV
251,000 7.875%,  5/15/2026
b,c
240,960
Simmons Foods, Inc.
649,000 4.625%,  3/1/2029
c
573,529
Spectrum Brands, Inc.
253,000 5.000%,  10/1/2029
c
247,951
280,000 5.500%,  7/15/2030
c
274,238
173,000 3.875%,  3/15/2031
b,c
166,645
Star Parent, Inc.
342,000 9.000%,  10/1/2030
c
361,941
Surgery Center Holdings, Inc.
199,000 7.250%,  4/15/2032
c,f
200,545
Sysco Corporation
935,000 6.600%,  4/1/2040 1,034,241
Principal
Amount Long-Term Fixed Income (20.3%) Value
Consumer Non-Cyclical (0.7%) - continued
Takeda Pharmaceutical Company,
Ltd.
$ 925,000 3.175%,  7/9/2050 $ 644,632
Tenet Healthcare Corporation
990,000 5.125%,  11/1/2027 968,346
255,000 6.125%,  10/1/2028
b
254,086
407,000 6.750%,  5/15/2031
c
414,420
Teva Pharmaceutical Finance
Netherlands III BV
390,000 3.150%,  10/1/2026 364,608
Triton Water Holdings, Inc.
323,000 6.250%,  4/1/2029
c
294,193
Viterra Finance BV
774,000 3.200%,  4/21/2031
c
670,048
Wyeth, LLC
619,000 6.500%,  2/1/2034 685,609
Zoetis, Inc.
1,451,000 4.700%,  2/1/2043 1,328,327
Total 63,920,583
Energy (0.5%)
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
352,000 5.375%,  6/15/2029
c
338,504
Antero Resources Corporation
176,000 5.375%,  3/1/2030
c
169,027
Archrock Partners, LP/Archrock
Partners Finance Corporation
570,000 6.250%,  4/1/2028
c
563,979
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
332,000 8.250%,  12/31/2028
c
341,058
Baytex Energy Corporation
339,000 8.500%,  4/30/2030
c
353,980
Borr IHC, Ltd./Borr Finance, LLC
407,000 10.375%,  11/15/2030
c
423,280
BP Capital Markets America, Inc.
1,637,000 2.939%,  6/4/2051 1,092,886
Buckeye Partners, LP
228,000 4.500%,  3/1/2028
c
216,604
Canadian Natural Resources, Ltd.
437,000 2.950%,  7/15/2030 385,284
Cheniere Energy Partners, LP
2,461,000 4.500%,  10/1/2029 2,342,249
Cheniere Energy, Inc.
170,000 5.650%,  4/15/2034
c
171,214
Chesapeake Energy Corporation
314,000 6.750%,  4/15/2029
c
317,364
Civitas Resources, Inc.
232,000 8.375%,  7/1/2028
c
244,229
119,000 8.625%,  11/1/2030
c
127,779
432,000 8.750%,  7/1/2031
c
462,266
CNX Resources Corporation
196,000 6.000%,  1/15/2029
c
191,900
Columbia Pipelines Holding
Company, LLC
613,000 6.042%,  8/15/2028
c
626,377
Columbia Pipelines Operating
Company, LLC
153,000 5.927%,  8/15/2030
c
156,974
Comstock Resources, Inc.
410,000 5.875%,  1/15/2030
c
371,299

Moderate Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.3%) Value
Energy (0.5%) - continued
Continental Resources, Inc.
$ 1,076,000 2.268%,  11/15/2026
c
$ 990,504
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
377,000 5.500%,  6/15/2031
c
356,309
Crescent Energy Finance, LLC
199,000 9.250%,  2/15/2028
c
210,121
497,000 7.625%,  4/1/2032
c
500,829
Delek Logistics Partners, LP/Delek
Logistics Finance Corporation
199,000 8.625%,  3/15/2029
c
203,213
Diamond Foreign Asset Company/
Diamond Finance, LLC
137,000 8.500%,  10/1/2030
c
144,591
Diamondback Energy, Inc.
619,000 3.125%,  3/24/2031 548,376
DT Midstream, Inc.
278,000 4.125%,  6/15/2029
c
255,574
165,000 4.375%,  6/15/2031
c
149,428
Enerflex, Ltd.
275,000 9.000%,  10/15/2027
c
282,554
Energy Transfer, LP
754,000 4.000%,  10/1/2027 724,662
970,000 4.900%,  3/15/2035 916,967
800,000 5.150%,  2/1/2043 714,657
1,100,000 6.000%,  6/15/2048 1,093,322
Enterprise Products Operating,
LLC
876,000 3.300%,  2/15/2053 621,651
EQM Midstream Partners, LP
933,000 4.750%,  1/15/2031
c
867,648
EQT Corporation
511,000 6.125%,  2/1/2025 511,609
775,000 3.900%,  10/1/2027 736,664
Exxon Mobil Corporation
1,450,000 3.452%,  4/15/2051 1,098,498
Ferrellgas, LP/Ferrellgas Finance
Corporation
384,000 5.375%,  4/1/2026
c
375,684
Genesis Energy LP/Genesis
Energy Finance Corporation
549,000 8.875%,  4/15/2030 574,667
Halliburton Company
807,000 4.850%,  11/15/2035 784,856
615,000 5.000%,  11/15/2045 577,396
Harvest Midstream, LP
417,000 7.500%,  9/1/2028
c
422,809
Hess Midstream Operations, LP
344,000 5.625%,  2/15/2026
c
341,250
Hilcorp Energy I, LP/Hilcorp
Finance Company
540,000 5.750%,  2/1/2029
c
525,980
279,000 6.250%,  4/15/2032
c
275,149
Howard Midstream Energy
Partners, LLC
503,000 6.750%,  1/15/2027
c
501,856
ITT Holdings, LLC
470,000 6.500%,  8/1/2029
c
428,922
Kodiak Gas Services, LLC
200,000 7.250%,  2/15/2029
c
203,718
Laredo Petroleum, Inc.
575,000 7.750%,  7/31/2029
c
579,750
MEG Energy Corporation
441,000 5.875%,  2/1/2029
c
433,335
Principal
Amount Long-Term Fixed Income (20.3%) Value
Energy (0.5%) - continued
MPLX, LP
$ 746,000 4.875%,  6/1/2025 $ 739,757
1,231,000 4.950%,  9/1/2032 1,195,782
230,000 5.000%,  3/1/2033 223,273
Nabors Industries, Ltd.
630,000 7.250%,  1/15/2026
c
626,100
National Fuel Gas Company
1,000,000 5.500%,  1/15/2026 998,454
New Fortress Energy, Inc.
137,000 6.750%,  9/15/2025
c
136,066
133,000 8.750%,  3/15/2029
c
132,493
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
133,000 8.125%,  2/15/2029
c
136,216
199,000 8.375%,  2/15/2032
c
203,996
Noble Finance II, LLC
336,000 8.000%,  4/15/2030
c
349,994
Northern Oil and Gas, Inc.
340,000 8.750%,  6/15/2031
c
359,027
Northriver Midstream Finance, LP
165,000 5.625%,  2/15/2026
c
163,589
NuStar Logistics, LP
324,000 6.375%,  10/1/2030 326,095
Occidental Petroleum Corporation
1,550,000 7.875%,  9/15/2031 1,757,035
ONEOK, Inc.
347,000 5.000%,  3/1/2026 344,857
Ovintiv, Inc.
1,071,000 5.375%,  1/1/2026 1,066,637
621,000 6.250%,  7/15/2033 645,652
PBF Holding Company, LLC/PBF
Finance Corporation
273,000 6.000%,  2/15/2028 268,630
Permian Resources Operating,
LLC
501,000 7.000%,  1/15/2032
c
519,744
Phillips 66 Company
539,000 4.950%,  12/1/2027 539,341
Prairie Acquiror, LP
265,000 9.000%,  8/1/2029
c
272,802
Precision Drilling Corporation
410,000 6.875%,  1/15/2029
c
409,238
Range Resources Corporation
273,000 4.750%,  2/15/2030
c
254,532
Rockcliff Energy II, LLC
361,000 5.500%,  10/15/2029
c
337,831
Rockies Express Pipeline, LLC
416,000 4.950%,  7/15/2029
c
388,789
SM Energy Company
163,000 6.625%,  1/15/2027 162,855
245,000 6.500%,  7/15/2028 246,050
Southwestern Energy Company
360,000 5.375%,  3/15/2030 346,486
235,000 4.750%,  2/1/2032 216,331
Suncor Energy, Inc.
986,000 7.150%,  2/1/2032 1,092,069
Sunoco, LP/Sunoco Finance
Corporation
545,000 5.875%,  3/15/2028 539,787
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
617,000 5.500%,  1/15/2028
c
594,468

Moderate Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.3%) Value
Energy (0.5%) - continued
Talos Production, Inc.
$ 99,000 9.000%,  2/1/2029
c
$ 105,135
Targa Resources Corporation
1,077,000 4.200%,  2/1/2033 981,898
Teine Energy, Ltd.
345,000 6.875%,  4/15/2029
c
335,509
Transocean Titan Financing, Ltd.
325,000 8.375%,  2/1/2028
c
338,231
Transocean, Inc.
330,000 11.500%,  1/30/2027
c
343,932
183,600 8.750%,  2/15/2030
c
191,435
USA Compression Partners, LP/
USA Compression Finance
Corporation
456,000 6.875%,  4/1/2026 455,476
120,000 7.125%,  3/15/2029
c
121,495
Valaris, Ltd.
339,000 8.375%,  4/30/2030
c
349,690
Venture Global Calcasieu Pass,
LLC
483,000 3.875%,  8/15/2029
c
434,771
344,000 6.250%,  1/15/2030
c
346,086
290,000 4.125%,  8/15/2031
c
257,868
Venture Global LNG, Inc.
692,000 8.375%,  6/1/2031
c
713,638
332,000 9.875%,  2/1/2032
c
357,811
Weatherford International, Ltd.
304,000 8.625%,  4/30/2030
c
317,367
Western Midstream Operating, LP
619,000 6.350%,  1/15/2029 641,960
308,000 6.150%,  4/1/2033 315,797
Williams Companies, Inc.
615,000 5.300%,  8/15/2052 587,402
1,015,000 7.500%,  1/15/2031 1,129,306
Total 49,767,585
Financials (1.7%)
Acrisure, LLC/Acrisure Finance,
Inc.
245,000 6.000%,  8/1/2029
c
224,684
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
692,000 6.100%,  1/15/2027 703,325
1,250,000 3.875%,  1/23/2028 1,185,080
550,000 3.400%,  10/29/2033 463,298
Air Lease Corporation
1,415,000 3.000%,  2/1/2030 1,250,757
Aircastle, Ltd.
650,000 5.250%,  8/11/2025
c
644,256
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
261,000 6.750%,  10/15/2027
c
257,143
253,000 6.750%,  4/15/2028
c
254,786
140,000 5.875%,  11/1/2029
c
130,058
164,000 7.000%,  1/15/2031
c
165,643
Ally Financial, Inc.
1,000,000 5.750%,  11/20/2025 992,798
1,000,000 8.000%,  11/1/2031 1,113,892
88,000 6.700%,  2/14/2033 88,906
American Express Company
298,000 5.098%,  2/16/2028
e
297,540
American Homes 4 Rent, LP
1,000,000 2.375%,  7/15/2031 812,230
Principal
Amount Long-Term Fixed Income (20.3%) Value
Financials (1.7%) - continued
American International Group, Inc.
$ 1,248,000 5.125%,  3/27/2033 $ 1,241,050
AmWINS Group, Inc.
133,000 6.375%,  2/15/2029
c
133,718
394,000 4.875%,  6/30/2029
c
367,753
ANZ Bank New Zealand, Ltd.
600,000 5.548%,  8/11/2032
c,e
602,026
Aon North America, Inc.
455,000 5.750%,  3/1/2054 466,468
Ares Capital Corporation
455,000 3.250%,  7/15/2025 439,536
1,100,000 3.875%,  1/15/2026 1,063,961
550,000 2.150%,  7/15/2026 506,456
533,000 5.875%,  3/1/2029 531,406
Arthur J. Gallagher & Company
154,000 6.750%,  2/15/2054 174,841
226,000 5.750%,  7/15/2054 226,310
Associated Banc-Corp
750,000 4.250%,  1/15/2025 735,992
Australia & New Zealand Banking
Group, Ltd.
700,000 2.950%,  7/22/2030
c,e
672,618
Avolon Holdings Funding, Ltd.
275,000 4.250%,  4/15/2026
c
265,409
758,000 5.750%,  3/1/2029
c
754,333
Banco Santander Mexico SA
875,000 5.375%,  4/17/2025
c
871,642
Banco Santander SA
1,200,000 4.175%,  3/24/2028
e
1,156,630
Bank of America Corporation
1,062,000 5.080%,  1/20/2027
e
1,056,652
575,000 1.734%,  7/22/2027
e
530,121
800,000 3.824%,  1/20/2028
e
770,524
537,000 5.202%,  4/25/2029
e
537,508
500,000 2.087%,  6/14/2029
e
441,839
1,500,000 2.496%,  2/13/2031
e
1,292,162
1,475,000 1.922%,  10/24/2031
e
1,201,860
923,000 2.972%,  2/4/2033
e
784,957
1,844,000 4.571%,  4/27/2033
e
1,751,648
928,000 5.872%,  9/15/2034
e
962,494
367,000 5.468%,  1/23/2035
e
369,392
1,230,000 3.846%,  3/8/2037
e
1,087,403
Bank of Montreal
266,000 5.266%,  12/11/2026 267,177
Bank of New York Mellon
Corporation
619,000 6.317%,  10/25/2029
e
653,188
Bank of Nova Scotia
308,000 4.850%,  2/1/2030 305,748
Barclays plc
930,000 6.496%,  9/13/2027
e
948,691
954,000 4.972%,  5/16/2029
e
934,941
900,000 5.746%,  8/9/2033
e
903,832
Berkshire Hathaway Finance
Corporation
1,231,000 2.850%,  10/15/2050 830,741
BlackRock Funding, Inc.
305,000 5.250%,  3/14/2054 306,509
Blackstone Private Credit Fund
917,000 2.700%,  1/15/2025 895,121
600,000 6.250%,  1/25/2031
c
602,510
Blue Owl Capital Corporation II
465,000 8.450%,  11/15/2026
c
478,942

Moderate Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.3%) Value
Financials (1.7%) - continued
Blue Owl Credit Income
Corporation
$ 769,000 4.700%,  2/8/2027 $ 729,525
Blue Owl Technology Finance
Corporation
250,000 4.750%,  12/15/2025
c
240,388
Blue Owl Technology Finance
Corporation II
620,000 6.750%,  4/4/2029
c,f
612,309
BNP Paribas SA
1,538,000 3.132%,  1/20/2033
c,e
1,308,894
BPCE SA
1,091,000 3.500%,  10/23/2027
c
1,021,182
Bread Financial Holdings, Inc.
200,000 9.750%,  3/15/2029
c
208,135
Brookfield Property REIT, Inc./BPR
Cumulus, LLC/BPR Nimbus,
LLC/GGSI Sellco, LLC
119,000 4.500%,  4/1/2027
c
108,618
Burford Capital Global Finance,
LLC
559,000 9.250%,  7/1/2031
c
591,637
Camden Property Trust
1,012,000 3.150%,  7/1/2029 925,147
Canadian Imperial Bank of
Commerce
923,000 5.001%,  4/28/2028 919,748
Capital One Financial Corporation
1,100,000 4.200%,  10/29/2025 1,075,172
920,000 2.636%,  3/3/2026
e
894,303
210,000 5.700%,  2/1/2030
e
211,793
Castlelake Aviation Finance DAC
259,000 5.000%,  4/15/2027
c
249,456
Centene Corporation
1,425,000 2.625%,  8/1/2031 1,169,748
Charles Schwab Corporation
1,303,000 2.450%,  3/3/2027 1,214,250
619,000 6.136%,  8/24/2034
e
645,738
Chubb INA Holdings, LLC
615,000 4.350%,  11/3/2045 547,194
Citigroup, Inc.
463,000 0.981%,  5/1/2025
e
460,972
1,515,000 4.400%,  6/10/2025 1,494,071
745,000 3.200%,  10/21/2026 709,503
1,094,000 3.668%,  7/24/2028
e
1,039,831
490,000 4.125%,  7/25/2028 469,681
915,000 3.520%,  10/27/2028
e
862,770
374,000 5.174%,  2/13/2030
e
372,255
1,308,000 4.910%,  5/24/2033
e
1,261,000
778,000 6.174%,  5/25/2034
e
790,050
CNA Financial Corporation
453,000 5.125%,  2/15/2034 440,742
Comerica, Inc.
219,000 5.982%,  1/30/2030
e
216,366
Cooperatieve Rabobank UA
1,227,000 5.564%,  2/28/2029
c,e
1,234,472
Corebridge Financial, Inc.
462,000 4.350%,  4/5/2042 389,950
Credit Acceptance Corporation
468,000 9.250%,  12/15/2028
c
503,372
Credit Agricole SA
625,000 6.875%,  9/23/2024
c,e,j
623,917
Principal
Amount Long-Term Fixed Income (20.3%) Value
Financials (1.7%) - continued
Credit Suisse Group AG
$ 900,000 7.250%,  9/12/2025
c,e,j,k
$ 99,000
Deutsche Bank AG/New York, NY
686,000 6.819%,  11/20/2029
e
717,147
1,175,000 3.729%,  1/14/2032
e
989,627
Discover Bank
1,670,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
e
1,661,269
Diversified Healthcare Trust
192,000 Zero Coupon,  1/15/2026
c
162,996
Drawbridge Special Opportunities
Fund, LP
564,000 3.875%,  2/15/2026
c
527,294
Elevance Health, Inc.
1,185,000 3.125%,  5/15/2050 824,599
820,000 4.625%,  5/15/2042 744,856
Enact Holdings, Inc.
257,000 6.500%,  8/15/2025
c
256,949
Encore Capital Group, Inc.
222,000 9.250%,  4/1/2029
c
227,412
EPR Properties
405,000 4.950%,  4/15/2028 385,400
Fairfax Financial Holdings, Ltd.
618,000 6.350%,  3/22/2054
c
630,424
Fifth Third Bancorp
484,000 6.339%,  7/27/2029
e
498,942
First Horizon Bank
755,000 5.750%,  5/1/2030
b
714,383
FirstCash, Inc.
321,000 5.625%,  1/1/2030
c
305,035
First-Citizens Bank & Trust
Company
545,000 6.125%,  3/9/2028 559,763
Five Corners Funding Trust IV
616,000 5.997%,  2/15/2053
c
650,648
Fortress Transportation and
Infrastructure Investors, LLC
346,000 6.500%,  10/1/2025
c
345,482
171,000 9.750%,  8/1/2027
c
177,060
85,000 5.500%,  5/1/2028
c
82,358
Freedom Mortgage Corporation
168,000 7.625%,  5/1/2026
c
167,739
137,000 12.000%,  10/1/2028
c
149,331
Freedom Mortgage Holdings, LLC
132,000 9.250%,  2/1/2029
c
135,095
FS KKR Capital Corporation
961,000 4.250%,  2/14/2025
c
945,222
1,300,000 3.400%,  1/15/2026 1,233,663
GGAM Finance, Ltd.
338,000 7.750%,  5/15/2026
c
344,967
166,000 8.000%,  6/15/2028
c
173,359
133,000 6.875%,  4/15/2029
c
133,499
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
487,000 3.750%,  12/15/2027
c
416,720
goeasy, Ltd.
269,000 9.250%,  12/1/2028
c
286,809
Goldman Sachs Bank USA/New
York, NY
1,211,000 5.283%,  3/18/2027
e
1,210,392
Goldman Sachs BDC, Inc.
394,000 6.375%,  3/11/2027 396,937

Moderate Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.3%) Value
Financials (1.7%) - continued
Goldman Sachs Group, Inc.
$ 785,000 1.948%,  10/21/2027
e
$ 721,590
931,000 6.484%,  10/24/2029
e
979,523
275,000 1.992%,  1/27/2032
e
222,529
2,326,000 3.102%,  2/24/2033
e
1,989,302
Healthpeak OP, LLC
205,000 3.400%,  2/1/2025 201,147
Highwoods Realty, LP
618,000 7.650%,  2/1/2034 674,006
HSBC Holdings plc
1,100,000 2.999%,  3/10/2026
e
1,071,567
710,000 3.900%,  5/25/2026 691,306
900,000 5.402%,  8/11/2033
e
897,444
HSBC USA, Inc.
927,000 5.294%,  3/4/2027 932,390
HUB International, Ltd.
515,000 5.625%,  12/1/2029
c
482,877
247,000 7.375%,  1/31/2032
c
248,663
Huntington Bancshares, Inc./OH
757,000 5.709%,  2/2/2035
e
754,820
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
224,000 6.375%,  12/15/2025 222,185
250,000 6.250%,  5/15/2026 241,331
383,000 5.250%,  5/15/2027 346,133
Intercontinental Exchange, Inc.
575,000 4.950%,  6/15/2052 540,627
Intesa Sanpaolo SPA
201,000 4.198%,  6/1/2032
c,e
168,045
Invitation Homes Operating
Partnership, LP
769,000 2.000%,  8/15/2031 611,040
J.P. Morgan Chase & Company
505,000 1.040%,  2/4/2027
e
467,355
720,000 1.578%,  4/22/2027
e
667,523
1,230,000 2.947%,  2/24/2028
e
1,155,692
1,475,000 4.203%,  7/23/2029
e
1,422,010
900,000 2.522%,  4/22/2031
e
777,853
1,100,000 1.953%,  2/4/2032
e
896,214
1,229,000 4.586%,  4/26/2033
e
1,177,582
923,000 4.912%,  7/25/2033
e
903,750
J.P. Morgan Chase Bank NA
500,000 5.110%,  12/8/2026 501,436
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
137,000 5.000%,  8/15/2028
c
125,983
Jefferson Capital Holdings, LLC
133,000 6.000%,  8/15/2026
c
130,503
331,000 9.500%,  2/15/2029
c
338,824
KeyBank NA/Cleveland, OH
777,000 5.000%,  1/26/2033 720,233
KeyCorp
450,000 3.878%,  5/23/2025
e
447,976
Kilroy Realty, LP
310,000 4.250%,  8/15/2029 284,506
266,000 6.250%,  1/15/2036 259,833
Kite Realty Group, LP
224,000 5.500%,  3/1/2034 222,586
Ladder Capital Finance Holdings,
LLLP/Ladder Capital Finance
Corporation
166,000 4.250%,  2/1/2027
c
155,307
278,000 4.750%,  6/15/2029
c
252,710
Principal
Amount Long-Term Fixed Income (20.3%) Value
Financials (1.7%) - continued
LD Holdings Group, LLC
$ 121,000 6.125%,  4/1/2028
b,c
$ 100,274
Lloyds Banking Group plc
920,000 5.871%,  3/6/2029
e
934,879
Macquarie Airfinance Holdings,
Ltd.
492,000 6.400%,  3/26/2029
c
499,783
Manufacturers & Traders Trust
Company
923,000 4.700%,  1/27/2028 889,312
Marsh & McLennan Companies,
Inc.
231,000 5.450%,  3/15/2053 232,502
619,000 5.400%,  9/15/2033 635,095
Massachusetts Mutual Life
Insurance Company
1,150,000 3.200%,  12/1/2061
c
716,598
Metropolitan Life Global Funding I
571,000 5.050%,  1/8/2034
c
565,596
Mitsubishi UFJ Financial Group,
Inc.
922,000 5.422%,  2/22/2029
e
931,657
900,000 2.048%,  7/17/2030 754,626
Molina Healthcare, Inc.
351,000 4.375%,  6/15/2028
c
329,950
Morgan Stanley
1,925,000 4.350%,  9/8/2026 1,883,448
1,244,000 3.591%,  7/22/2028
e
1,181,932
615,000 5.164%,  4/20/2029
e
614,504
1,600,000 3.622%,  4/1/2031
e
1,467,398
615,000 5.250%,  4/21/2034
e
610,193
1,076,000 5.297%,  4/20/2037
e
1,032,313
MPT Operating Partnership, LP/
MPT Finance Corporation
91,000 5.250%,  8/1/2026
b
83,304
467,000 4.625%,  8/1/2029
b
358,408
Nasdaq, Inc.
750,000 3.250%,  4/28/2050 522,674
Nationstar Mortgage Holdings,
Inc.
341,000 6.000%,  1/15/2027
c
336,162
NatWest Group plc
650,000 4.445%,  5/8/2030
e
619,015
925,000 6.475%,  6/1/2034
e
940,251
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
192,000 4.500%,  9/30/2028
c
164,328
New York Life Global Funding
925,000 4.550%,  1/28/2033
c
892,321
NNN REIT, Inc.
940,000 5.600%,  10/15/2033 951,735
Office Properties Income Trust
148,000 2.650%,  6/15/2026 85,509
Omega Healthcare Investors, Inc.
780,000 3.625%,  10/1/2029 696,239
875,000 3.375%,  2/1/2031 746,867
OneMain Finance Corporation
537,000 3.500%,  1/15/2027 498,497
560,000 3.875%,  9/15/2028 499,563
Osaic Holdings, Inc.
96,000 10.750%,  8/1/2027
c
99,254
Panther Escrow Issuer, LLC
465,000 7.125%,  6/1/2031
c,f
472,770

Moderate Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.3%) Value
Financials (1.7%) - continued
Park Intermediate Holdings, LLC
$ 546,000 4.875%,  5/15/2029
c
$ 507,737
Pine Street Trust I
923,000 4.572%,  2/15/2029
c
877,239
PNC Financial Services Group,
Inc.
307,000 6.615%,  10/20/2027
e
316,075
1,230,000 4.626%,  6/6/2033
e
1,147,050
PRA Group, Inc.
82,000 7.375%,  9/1/2025
c
81,854
501,000 8.375%,  2/1/2028
c
498,596
Principal Life Global Funding II
825,000 1.250%,  8/16/2026
c
749,447
Prologis Targeted US Logistics
Fund, LP
618,000 5.250%,  4/1/2029
c
616,228
Prologis, LP
416,000 5.250%,  3/15/2054 408,549
Prudential Financial, Inc.
1,170,000 5.125%,  3/1/2052
e
1,096,692
Quicken Loans, LLC
301,000 3.875%,  3/1/2031
c
262,231
Realty Income Corporation
1,250,000 2.100%,  3/15/2028 1,118,353
Regency Centers, LP
1,050,000 4.125%,  3/15/2028 1,011,130
461,000 5.250%,  1/15/2034 459,245
RGA Global Funding
298,000 5.500%,  1/11/2031
c
298,819
RHP Hotel Properties, LP/RHP
Finance Corporation
318,000 7.250%,  7/15/2028
c
327,481
RLJ Lodging Trust, LP
172,000 3.750%,  7/1/2026
c
163,797
363,000 4.000%,  9/15/2029
c
319,992
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
440,000 3.625%,  3/1/2029
c
395,800
Royal Bank of Canada
953,000 5.200%,  7/20/2026 956,066
Santander Holdings USA, Inc.
308,000 6.499%,  3/9/2029
e
315,023
268,000 6.174%,  1/9/2030
e
270,416
Santander UK Group Holdings plc
1,000,000 1.673%,  6/14/2027
e
914,774
Service Properties Trust
156,000 7.500%,  9/15/2025 158,103
81,000 5.250%,  2/15/2026 78,359
185,000 8.625%,  11/15/2031
c
197,291
Simon Property Group, LP
1,025,000 3.800%,  7/15/2050 783,679
SLM Corporation
180,000 4.200%,  10/29/2025 175,652
Societe Generale SA
1,122,000 4.750%,  11/24/2025
c
1,100,282
Standard Chartered plc
1,104,000 1.822%,  11/23/2025
c,e
1,074,035
Sumitomo Mitsui Financial Group,
Inc.
1,140,000 3.010%,  10/19/2026 1,082,455
922,000 5.710%,  1/13/2030 951,474
850,000 1.710%,  1/12/2031 681,850
Principal
Amount Long-Term Fixed Income (20.3%) Value
Financials (1.7%) - continued
Synchrony Financial
$ 169,000 7.250%,  2/2/2033 $ 167,785
Synovus Bank
1,201,000 5.625%,  2/15/2028 1,166,289
Toronto-Dominion Bank
924,000 5.156%,  1/10/2028 929,922
805,000 5.523%,  7/17/2028 822,126
Truist Financial Corporation
623,000 6.047%,  6/8/2027
e
631,409
440,000 5.125%,  12/15/2027
e,j
397,400
770,000 5.122%,  1/26/2034
e
741,146
390,000 5.711%,  1/24/2035
e
391,684
U.S. Bancorp
616,000 5.727%,  10/21/2026
e
619,332
954,000 5.775%,  6/12/2029
e
970,649
244,000 5.836%,  6/12/2034
e
248,698
416,000 5.678%,  1/23/2035
e
420,047
UBS Group AG
1,800,000 2.193%,  6/5/2026
c,e
1,725,732
928,000 6.246%,  9/22/2029
c,e
957,428
767,000 3.091%,  5/14/2032
c,e
652,386
589,000 5.699%,  2/8/2035
c,e
591,981
UDR, Inc.
875,000 2.100%,  8/1/2032 686,051
United Wholesale Mortgage, LLC
109,000 5.500%,  11/15/2025
c
108,017
268,000 5.500%,  4/15/2029
c
253,474
UnitedHealth Group, Inc.
616,000 5.875%,  2/15/2053 666,453
923,000 4.750%,  5/15/2052 856,018
Vornado Realty, LP
121,000 3.400%,  6/1/2031 95,762
Wells Fargo & Company
125,000 3.000%,  4/22/2026 119,543
1,475,000 3.000%,  10/23/2026 1,396,290
923,000 3.526%,  3/24/2028
e
878,501
1,400,000 2.393%,  6/2/2028
e
1,281,426
644,000 5.574%,  7/25/2029
e
651,633
507,000 5.389%,  4/24/2034
e
503,843
1,180,000 4.900%,  11/17/2045 1,061,536
Willis North America, Inc.
1,231,000 4.650%,  6/15/2027 1,211,164
XHR, LP
172,000 6.375%,  8/15/2025
c
172,218
189,000 4.875%,  6/1/2029
c
174,989
Total 161,603,135
Foreign Government (<0.1%)
NBN Company, Ltd.
1,050,000 2.625%,  5/5/2031
c
893,159
Total 893,159
Mortgage-Backed Securities (6.0%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
9,470,178 2.000%,  1/1/2052 7,586,979
5,477,993 2.000%,  5/1/2051 4,388,751
21,656,494 2.500%,  5/1/2051
f
18,087,842
7,913,864 3.500%,  5/1/2052
f
7,086,367
9,405,973 4.000%,  5/1/2052 8,781,583
17,673,502 3.500%,  6/1/2052
f
15,836,667
5,169,279 5.000%,  7/1/2053 5,076,607

Moderate Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.3%) Value
Mortgage-Backed Securities (6.0%) - continued
$ 2,858,979 5.500%,  7/1/2053 $ 2,865,384
7,423,366 3.500%,  8/1/2052
f
6,692,327
5,769,478 5.000%,  8/1/2053 5,684,070
7,391,505 5.500%,  9/1/2053 7,423,620
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
4,792,362 2.500%,  7/1/2030 4,504,858
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
8,500,000 4.500%,  4/1/2039
f
8,368,140
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
5,231,631 3.000%,  12/1/2036 4,809,269
5,514,233 3.000%,  8/1/2038 5,103,595
8,391,972 3.500%,  5/1/2040 7,853,452
5,268,248 2.500%,  4/1/2042 4,576,613
2,338,958 2.000%,  5/1/2042 1,977,495
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
21,306,730 3.000%,  1/1/2052
f
18,480,793
1,352,398 2.000%,  2/1/2051 1,083,790
2,126,331 2.000%,  2/1/2051 1,704,009
10,615,086 2.500%,  2/1/2051 8,780,825
5,735,317 2.500%,  2/1/2051 4,787,274
28,194,676 2.000%,  3/1/2051 22,397,537
5,846,876 2.000%,  3/1/2051
f
4,652,688
12,928,976 4.000%,  3/1/2051 12,198,124
21,263,474 3.000%,  3/1/2052 18,351,072
18,627,755 2.000%,  4/1/2051
f
14,827,085
13,348,635 3.000%,  4/1/2051
f
11,548,216
2,326,122 2.000%,  4/1/2052
f
1,857,597
13,932,430 3.000%,  5/1/2050
f
12,123,679
2,548,562 2.000%,  5/1/2051 2,032,537
9,905,822 3.000%,  5/1/2051 8,697,373
8,139,689 3.000%,  6/1/2050 7,185,670
3,103,960 4.000%,  6/1/2052 2,878,918
3,868,911 5.000%,  6/1/2053 3,807,852
16,242,743 2.500%,  7/1/2051
f
13,613,218
5,073,046 3.500%,  7/1/2051 4,609,866
9,566,102 4.000%,  7/1/2052
f
8,873,078
2,177,905 2.500%,  8/1/2050 1,838,939
10,558,494 3.500%,  8/1/2050 9,617,839
19,491,332 4.500%,  8/1/2052 18,635,245
7,586,290 5.000%,  8/1/2053 7,466,564
7,992,511 2.500%,  9/1/2051 6,702,589
7,728,990 3.500%,  9/1/2052 6,956,786
3,891,843 3.500%,  9/1/2052
f
3,503,011
6,364,638 5.000%,  9/1/2052 6,225,232
6,401,550 4.500%,  9/1/2053
f
6,136,352
10,633,044 4.500%,  9/1/2053
f
10,141,254
16,366,656 4.000%,  10/1/2052
f
15,213,171
2,493,436 2.000%,  11/1/2051 1,991,203
10,215,858 2.000%,  12/1/2050 8,174,300
27,034,440 2.500%,  12/1/2051 22,530,575
15,799,481 4.500%,  12/1/2052 15,156,492
10,500,000 6.000%,  4/1/2041
f
10,595,591
12,250,000 5.500%,  4/1/2042
f
12,189,194
17,000,000 3.000%,  4/1/2048
f
14,623,590
18,000,000 3.500%,  4/1/2049
f
16,107,792
10,000,000 4.000%,  4/1/2049
f
9,260,016
6,725,000 4.500%,  4/1/2049
f
6,403,696
Principal
Amount Long-Term Fixed Income (20.3%) Value
Mortgage-Backed Securities (6.0%) - continued
$ 27,450,000 5.000%,  4/1/2049
f
$ 26,781,954
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
18,975,417 2.500%,  3/1/2062 15,187,153
5,296,024 3.500%,  7/1/2061 4,647,896
8,053,106 4.000%,  12/1/2061 7,367,235
Total 574,648,489
Technology (0.4%)
Advanced Micro Devices, Inc.
615,000 4.393%,  6/1/2052 545,315
Analog Devices, Inc.
1,150,000 2.950%,  10/1/2051 779,880
Apple, Inc.
1,002,000 2.650%,  2/8/2051 659,733
2,020,000 3.750%,  9/12/2047 1,665,365
AthenaHealth Group, Inc.
480,000 6.500%,  2/15/2030
b,c
439,017
Boost Newco Borrower, LLC
268,000 7.500%,  1/15/2031
c
280,546
Broadcom, Inc.
354,000 3.469%,  4/15/2034
c
303,346
1,231,000 3.137%,  11/15/2035
c
994,527
1,350,000 3.187%,  11/15/2036
c
1,074,400
600,000 4.926%,  5/15/2037
c
569,440
Cisco Systems, Inc.
301,000 5.300%,  2/26/2054 308,972
307,000 4.950%,  2/26/2031 309,710
Cloud Software Group, Inc.
867,000 6.500%,  3/31/2029
c
822,750
302,000 9.000%,  9/30/2029
c
289,653
CommScope, Inc.
265,000 7.125%,  7/1/2028
c
104,825
Consensus Cloud Solutions, Inc.
83,000 6.000%,  10/15/2026
c
78,888
CoreLogic, Inc.
100,000 4.500%,  5/1/2028
c
89,666
Dell International, LLC/EMC
Corporation
665,000 6.020%,  6/15/2026 673,499
Dell, Inc.
563,000 6.500%,  4/15/2038 603,146
Fiserv, Inc.
326,000 2.250%,  6/1/2027 299,471
639,000 2.650%,  6/1/2030 556,359
613,000 5.350%,  3/15/2031 620,147
537,000 5.600%,  3/2/2033 547,481
Gen Digital, Inc.
13,000 6.750%,  9/30/2027
c
13,186
199,000 7.125%,  9/30/2030
c
204,460
Global Payments, Inc.
923,000 5.300%,  8/15/2029 918,598
II-VI, Inc.
164,000 5.000%,  12/15/2029
c
154,462
Intel Corporation
610,000 5.600%,  2/21/2054 621,528
Iron Mountain, Inc.
570,000 4.875%,  9/15/2029
c
534,768
750,000 5.250%,  7/15/2030
c
709,483
585,000 4.500%,  2/15/2031
c
527,809
KLA Corporation
923,000 3.300%,  3/1/2050 677,506

Moderate Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.3%) Value
Technology (0.4%) - continued
Marvell Technology, Inc.
$ 155,000 5.950%,  9/15/2033 $ 160,628
Mastercard, Inc.
729,000 3.950%,  2/26/2048 618,522
McAfee Corporation
166,000 7.375%,  2/15/2030
c
152,230
Microchip Technology, Inc.
131,000 5.050%,  3/15/2029 131,020
Micron Technology, Inc.
333,000 5.300%,  1/15/2031 334,926
Microsoft Corporation
382,000 3.041%,  3/17/2062 266,113
1,033,000 2.500%,  9/15/2050
c
667,290
927,000 3.700%,  8/8/2046 790,304
NCR Atleos Corporation
133,000 9.500%,  4/1/2029
c
142,258
NCR Voyix Corporation
516,000 5.125%,  4/15/2029
c
478,566
Neptune Bidco US, Inc.
338,000 9.290%,  4/15/2029
c
319,604
Newfold Digital Holdings Group,
Inc.
100,000 11.750%,  10/15/2028
c
108,241
NXP BV/NXP Funding, LLC
480,000 5.550%,  12/1/2028 487,359
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
480,000 4.300%,  6/18/2029 462,523
480,000 3.250%,  5/11/2041 356,474
Open Text Corporation
207,000 3.875%,  12/1/2029
c
184,437
675,000 4.125%,  2/15/2030
c
604,716
Oracle Corporation
615,000 6.900%,  11/9/2052 707,652
716,000 6.150%,  11/9/2029 754,618
1,815,000 3.850%,  7/15/2036 1,547,456
1,250,000 4.000%,  7/15/2046 984,711
Pitney Bowes, Inc.
83,000 6.875%,  3/15/2027
c
75,788
PTC, Inc.
300,000 3.625%,  2/15/2025
c
293,736
270,000 4.000%,  2/15/2028
c
252,334
RingCentral, Inc.
344,000 8.500%,  8/15/2030
c
357,668
Roper Technologies, Inc.
771,000 1.750%,  2/15/2031 620,705
S&P Global, Inc.
155,000 5.250%,  9/15/2033
c
158,385
Seagate HDD Cayman
201,000 8.500%,  7/15/2031
b,c
217,213
389,350 9.625%,  12/1/2032 443,586
Sensata Technologies BV
575,000 4.000%,  4/15/2029
c
525,025
Sensata Technologies, Inc.
393,000 3.750%,  2/15/2031
c
339,946
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
190,000 4.625%,  11/1/2026
c
183,701
SK Hynix, Inc.
500,000 5.500%,  1/16/2027
c
499,948
SS&C Technologies, Inc.
473,000 5.500%,  9/30/2027
c
462,479
Principal
Amount Long-Term Fixed Income (20.3%) Value
Technology (0.4%) - continued
Texas Instruments, Inc.
$ 615,000 5.050%,  5/18/2063 $ 598,936
UKG, Inc.
331,000 6.875%,  2/1/2031
c
337,199
Viavi Solutions, Inc.
396,000 3.750%,  10/1/2029
c
339,764
Visa, Inc.
1,284,000 2.700%,  4/15/2040 962,203
VMware, LLC
565,000 4.650%,  5/15/2027 555,406
900,000 2.200%,  8/15/2031 732,407
Xerox Holdings Corporation
40,000 5.000%,  8/15/2025
c
39,469
244,000 5.500%,  8/15/2028
c
222,155
Total 35,455,637
Transportation (0.1%)
American Airlines Group, Inc.
119,000 3.750%,  3/1/2025
c
115,696
American Airlines, Inc.
235,000 8.500%,  5/15/2029
c
248,267
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
1,000,500 5.500%,  4/20/2026
c
993,686
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
216,000 5.375%,  3/1/2029
c
201,310
Burlington Northern Santa Fe, LLC
724,000 2.875%,  6/15/2052 474,046
608,000 5.750%,  5/1/2040 642,080
625,000 4.450%,  3/15/2043 562,211
Canadian Pacific Railway
Company
615,000 4.700%,  5/1/2048 548,792
CSX Corporation
900,000 3.800%,  4/15/2050 702,819
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
1,340,000 4.750%,  10/20/2028
c
1,310,596
ERAC USA Finance, LLC
616,000 5.400%,  5/1/2053
c
618,344
Hawaiian Brand Intellectual
Property, Ltd.
261,000 5.750%,  1/20/2026
c
244,937
Hertz Corporation
185,000 4.625%,  12/1/2026
c
167,895
209,000 5.000%,  12/1/2029
b,c
161,508
Mileage Plus Holdings, LLC
1,000,350 6.500%,  6/20/2027
c
1,005,868
Penske Truck Leasing Company,
LP/PTL Finance Corporation
623,000 5.750%,  5/24/2026
c
627,507
Rand Parent, LLC
356,000 8.500%,  2/15/2030
b,c
352,533
RXO, Inc.
413,000 7.500%,  11/15/2027
c
423,841
Southwest Airlines Company
960,000 2.625%,  2/10/2030 834,905
Spirit Loyalty Cayman, Ltd.
116,000 8.000%,  9/20/2025
c
88,059
Stena International SA
265,000 7.250%,  1/15/2031
c
264,325

Moderate Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.3%) Value
Transportation (0.1%) - continued
Union Pacific Corporation
$ 1,231,000 2.973%,  9/16/2062 $ 770,600
United Airlines, Inc.
377,000 4.375%,  4/15/2026
c
364,460
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
102,000 7.875%,  5/1/2027
c
86,233
450,000 6.375%,  2/1/2030
b,c
331,706
Total 12,142,224
U.S. Government & Agencies (6.7%)
U.S. Treasury Bonds
4,250,000 2.875%,  5/15/2052 3,215,723
5,377,000 3.625%,  5/15/2053 4,724,199
7,260,000 1.625%,  11/15/2050 4,100,482
14,500,000 4.750%,  11/15/2053 15,478,750
19,150,000 5.250%,  11/15/2028 19,933,953
2,975,000 4.375%,  5/15/2040 2,990,805
44,475,000 1.375%,  11/15/2040 28,599,510
1,340,000 3.000%,  5/15/2042 1,096,759
5,750,000 3.250%,  5/15/2042 4,887,725
68,726,000 2.500%,  5/15/2046 49,579,366
46,100,000 2.875%,  5/15/2049 35,066,613
U.S. Treasury Notes
12,985,000 2.125%,  7/31/2024 12,847,795
28,665,000 2.250%,  11/15/2024 28,145,447
19,170,000 2.125%,  11/30/2024 18,782,481
46,100,000 3.875%,  3/31/2025 45,579,610
20,800,000 5.000%,  8/31/2025 20,842,250
8,000,000 4.250%,  12/31/2025 7,934,062
52,575,000 2.625%,  1/31/2026 50,681,479
2,300,000 0.500%,  2/28/2026 2,125,793
90,300,000 2.500%,  2/28/2026 86,737,383
6,400,000 4.625%,  2/28/2026 6,394,750
7,285,000 2.250%,  11/15/2027 6,776,188
13,950,000 3.875%,  12/31/2027 13,724,947
1,500,000 0.750%,  1/31/2028 1,312,383
30,100,000 3.500%,  1/31/2028 29,219,340
15,300,000 3.625%,  3/31/2028 14,915,109
72,550,000 2.875%,  5/15/2028 68,653,271
21,000,000 4.375%,  8/31/2028 21,086,133
270,000 1.375%,  11/15/2031 220,535
32,000,000 4.500%,  11/15/2033 32,710,000
Total 638,362,841
Utilities (0.4%)
AES Corporation
1,227,000 3.950%,  7/15/2030
c
1,115,945
Ameren Illinois Company
676,000 4.500%,  3/15/2049 595,084
American Electric Power
Company, Inc.
605,000 5.200%,  1/15/2029 606,422
537,000 5.625%,  3/1/2033 545,190
American Water Capital
Corporation
604,000 5.450%,  3/1/2054 609,150
Appalachian Power Company
750,000 3.300%,  6/1/2027 708,316
Atmos Energy Corporation
466,000 5.900%,  11/15/2033 494,333
Berkshire Hathaway Energy
Company
1,165,000 4.500%,  2/1/2045 1,044,243
Principal
Amount Long-Term Fixed Income (20.3%) Value
Utilities (0.4%) - continued
Calpine Corporation
$ 370,000 4.500%,  2/15/2028
c
$ 350,935
CenterPoint Energy Resources
Corporation
750,000 1.750%,  10/1/2030 615,906
CenterPoint Energy, Inc.
270,000 4.250%,  11/1/2028 257,420
Commonwealth Edison Company
1,025,000 3.700%,  3/1/2045 808,334
Consolidated Edison Company of
New York, Inc.
579,000 4.500%,  12/1/2045 507,889
1,250,000 4.125%,  5/15/2049 1,021,368
Constellation Energy Generation,
LLC
310,000 6.125%,  1/15/2034 327,329
Consumers Energy Company
1,012,000 4.350%,  4/15/2049 883,827
DTE Electric Company
965,000 3.700%,  3/15/2045 769,117
475,000 3.700%,  6/1/2046 370,231
Duke Energy Carolinas, LLC
1,090,000 3.700%,  12/1/2047 826,534
Duke Energy Indiana, LLC
847,000 3.750%,  5/15/2046 664,448
Edison International
725,000 5.750%,  6/15/2027 734,555
Eversource Energy
769,000 4.750%,  5/15/2026 761,025
Exelon Corporation
585,000 4.700%,  4/15/2050 512,350
983,000 4.450%,  4/15/2046 839,029
FirstEnergy Corporation
769,000 5.100%,  7/15/2047 675,073
Georgia Power Company
523,000 4.950%,  5/17/2033 515,664
303,000 5.250%,  3/15/2034 306,059
ITC Holdings Corporation
760,000 5.300%,  7/1/2043 717,419
Jersey Central Power & Light
Company
450,000 2.750%,  3/1/2032
c
373,909
MidAmerican Energy Company
706,000 5.850%,  9/15/2054 753,283
National Rural Utilities Cooperative
Finance Corporation
381,000 3.700%,  3/15/2029 360,365
NextEra Energy Capital Holdings,
Inc.
618,000 5.749%,  9/1/2025 620,652
NextEra Energy Operating
Partners, LP
600,000 3.875%,  10/15/2026
c
559,569
NiSource Finance Corporation
900,000 5.650%,  2/1/2045 891,607
NRG Energy, Inc.
141,000 3.375%,  2/15/2029
c
125,268
923,000 4.450%,  6/15/2029
c
872,533
240,000 5.250%,  6/15/2029
c
229,443
Pacific Gas and Electric Company
800,000 3.300%,  12/1/2027 743,387
618,000 5.550%,  5/15/2029 623,396
538,000 4.550%,  7/1/2030 511,381

Moderate Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (20.3%) Value
Utilities (0.4%) - continued
$ 619,000 6.950%,  3/15/2034 $ 677,659
300,000 5.800%,  5/15/2034 302,778
PG&E Corporation
471,000 5.000%,  7/1/2028 453,602
PPL Electric Utilities Corporation
547,000 3.950%,  6/1/2047 443,558
Public Service Company of
Colorado
779,000 4.500%,  6/1/2052 654,541
Public Service Enterprise Group,
Inc.
619,000 5.875%,  10/15/2028 637,344
San Diego Gas & Electric
Company
940,000 4.150%,  5/15/2048 785,565
Southern California Edison
Company
949,000 4.000%,  4/1/2047 751,106
Southern Company
1,231,000 5.113%,  8/1/2027 1,231,668
Southern Company Gas Capital
Corporation
620,000 4.400%,  5/30/2047 515,552
Southwestern Electric Power
Company
620,000 3.900%,  4/1/2045 475,764
Talen Energy Supply, LLC
329,000 8.625%,  6/1/2030
c
351,817
TerraForm Power Operating, LLC
750,000 5.000%,  1/31/2028
c
714,310
Virginia Electric and Power
Company
222,000 5.350%,  1/15/2054 217,608
850,000 4.600%,  12/1/2048 745,174
Vistra Operations Company, LLC
875,000 5.125%,  5/13/2025
c
867,261
1,005,000 5.000%,  7/31/2027
c
973,168
Xcel Energy, Inc.
462,000 4.600%,  6/1/2032 434,444
Total 36,080,907
Total Long-Term Fixed Income
(cost $2,071,594,941) 1,936,666,458
Shares Private Equity Funds ( 0.3% ) Value
Secondary (0.3%)
1 ASF IX, LP
*,a,l
5,434,046
1 Crown Global Secondaries VI
Feeder SA, SICAV-RAIF
*,a,l
922,086
1 LCP X (Offshore), LP
*,a,l
22,594,985
Total 28,951,117
Total Private Equity Funds
(cost $22,361,202) 28,951,117
Shares
Collateral Held for Securities
Loaned ( 0.1% ) Value
13,268,176 Thrivent Cash Management Trust 13,268,176
Total Collateral Held for
Securities Loaned
(cost $13,268,176) 13,268,176
Shares or
Principal
Amount Short-Term Investments ( 10.3% ) Value
Federal Home Loan Bank Discount
Notes
11,600,000 5.227%, 4/3/2024
m,n
$ 11,589,985
6,900,000 5.210%, 4/10/2024
m,n
6,887,093
32,100,000 5.205%, 4/12/2024
m,n
32,030,718
5,900,000 5.214%, 4/17/2024
m,n
5,883,021
500,000 5.207%, 4/26/2024
m,n
497,914
900,000 5.240%, 5/3/2024
m,n
895,302
2,000,000 5.230%, 5/8/2024
m,n
1,988,110
4,700,000 5.210%, 5/21/2024
m,n
4,663,199
900,000 5.237%, 5/22/2024
m,n
892,822
400,000 5.240%, 5/31/2024
m,n
396,288
5,100,000 5.230%, 6/7/2024
m,n
5,048,049
100,000 5.250%, 6/14/2024
m,n
98,881
2,600,000 5.235%, 6/20/2024
m,n
2,568,666
Thrivent Core Short-Term Reserve
Fund
91,407,346 5.590% 914,073,462
U.S. Treasury Bills
400,000 5.220%, 4/11/2024
m,o
399,418
400,000 5.218%, 5/16/2024
m,o
397,385
Total Short-Term Investments
(cost $988,195,641) 988,310,313
Total Investments (cost
$7,985,592,504) 101.2% $9,672,578,874
Other Assets and Liabilities, Net
(1.2%) (114,732,014)
Total Net Assets 100.0% $9,557,846,860
a Non-income producing security.
b All or a portion of the security is on loan.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of March 28, 2024, the value of these investments was $297,507,742 or 3.1% of
total net assets.
d Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
March 28, 2024.
e Denotes variable rate securities. The rate shown is as of
March 28, 2024. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
f Denotes investments purchased on a when-issued or
delayed-delivery basis.
g Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
h All or a portion of the security is insured or guaranteed.
i Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of March 28, 2024.

Moderate Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

j Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
k Defaulted security.  Interest is not being accrued.
l Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
m The interest rate shown reflects the yield.
n All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
o At March 28, 2024, $212,167 of investments were
segregated to cover exposure to a counterparty for margin
on open mortgage-backed security transactions.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in Moderate
Allocation Portfolio as of March 28, 2024 was $28,951,117
or 0.30% of total net assets. The following table indicates
the acquisition date and cost of restricted securities shown in the schedule as of March 28, 2024.
Security
Acquisition
Date Cost
ASF IX, LP  3/18/2024 $ 3,789,304
Crown Global Secondaries VI
Feeder SA, SICAV-RAIF  2/15/2024 896,000
LCP X (Offshore), LP  10/25/2023 17,675,898
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderate Allocation
Portfolio as of March 28, 2024:
Securities Lending Transactions
Long-Term Fixed Income $ 12,487,847
Common Stock 264,412
Total lending $12,752,259
Gross amount payable upon return of
collateral for securities loaned $13,268,176
Net amounts due to counterparty $515,917
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year

Moderate Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 28, 2024, in valuing Moderate Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Registered Investment Companies
U.S. Affiliated 3,429,212,879 3,429,212,879 – –
U.S. Unaffiliated 64,660,758 64,660,758 – –
Common Stock
Communications Services 206,493,017 206,384,926 108,091 –
Consumer Discretionary 328,266,860 328,266,860 – –
Consumer Staples 95,088,336 95,088,336 – –
Energy 92,744,460 92,744,460 – –
Financials 358,498,988 358,498,988 – –
Health Care 318,874,426 318,874,426 – –
Industrials 317,508,285 313,965,137 3,543,148 –
Information Technology 790,181,370 786,505,145 3,676,225 –
Materials 64,342,504 64,127,928 214,576 –
Real Estate 85,724,544 85,724,544 – –
Utilities 40,816,444 40,816,444 – –
Long-Term Fixed Income
Asset-Backed Securities 48,227,181 – 48,227,181 –
Basic Materials 16,826,431 – 16,826,431 –
Capital Goods 34,654,130 – 34,654,130 –
Collateralized Mortgage Obligations 90,202,217 – 90,202,217 –
Commercial Mortgage-Backed Securities 61,195,113 – 61,195,113 –
Communications Services 56,975,527 – 56,975,527 –
Consumer Cyclical 55,711,299 – 55,711,299 –
Consumer Non-Cyclical 63,920,583 – 63,920,583 –
Energy 49,767,585 – 49,767,585 –
Financials 161,603,135 – 161,603,135 –
Foreign Government 893,159 – 893,159 –
Mortgage-Backed Securities 574,648,489 – 574,648,489 –
Technology 35,455,637 – 35,455,637 –
Transportation 12,142,224 – 12,142,224 –
U.S. Government & Agencies 638,362,841 – 638,362,841 –
Utilities 36,080,907 – 36,080,907 –
Private Equity Funds
Secondary 28,951,117 – – 28,951,117
Short-Term Investments 74,236,851 – 74,236,851 –
Subtotal Investments in Securities $8,232,267,297 $6,184,870,831 $2,018,445,349 $28,951,117
Other Investments  * Total
Affiliated Short-Term Investments 914,073,462
U.S. Affiliated Registered Investment Cos. 512,969,939
Collateral Held for Securities Loaned 13,268,176
Subtotal Other Investments $1,440,311,577
Total Investments at Value $9,672,578,874
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of March 28, 2024, in valuing Moderate Allocation Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 26,399,838 26,399,838 – –
Total Asset Derivatives $26,399,838 $26,399,838 $– $–
Liability Derivatives
Futures Contracts 24,326,200 24,326,200 – –
Total Liability Derivatives $24,326,200 $24,326,200 $– $–

Moderate Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table presents Moderate Allocation Portfolio's futures contracts held as of March 28, 2024. Investments and/or cash totaling
$73,440,047 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 633 June 2024 $ 69,898,803 $ 235,622
CBOT 2-Yr. U.S. Treasury Note 1,369 June 2024 280,313,336 (374,220)
CBOT 5-Yr. U.S. Treasury Note 960 June 2024 102,617,520 117,485
CBOT U.S. Long Bond 195 June 2024 23,221,918 263,394
CME E-mini Russell 2000 Index 44 June 2024 4,634,036 86,944
CME E-mini S&P 500 Index 5,519 June 2024 1,441,920,729 22,959,846
CME E-mini S&P Mid-Cap 400 Index 7 June 2024 2,089,813 64,367
CME Ultra Long Term U.S. Treasury Bond 445 June 2024 56,839,619 565,381
Ultra 10-Yr. U.S. Treasury Note 280 June 2024 31,944,839 145,788
Total Futures Long Contracts $ 2,013,480,613 $ 24,064,607
CME E-mini Russell 2000 Index (2,545) June 2024 ( $ 268,655,459) ( $ 4,410,316)
CME E-mini S&P Mid-Cap 400 Index (2,175) June 2024 (652,161,668) (17,172,832)
CME Euro Foreign Exchange Currency (754) June 2024 (103,624,233) 1,631,596
Eurex Euro STOXX 50 Index (1,932) June 2024 (102,848,892) (2,368,832)
ICE mini MSCI EAFE Index (764) June 2024 (90,161,670) 120,450
ICE US mini MSCI Emerging Markets Index (1,465) June 2024 (77,048,215) 208,965
Total Futures Short Contracts ( $ 1,294,500,137) ($21,990,969)
Total Futures Contracts $ 718,980,476 $2,073,638

Moderate Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderate Allocation Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
3/28/2024
Shares Held at
3/28/2024
% of Net
Assets
3/28/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $169,432 $2,463 $6,288 $167,025 20,723 1.7%
Core Emerging Markets Equity 52,869 – – 55,112 6,063 0.6
Core Low Volatility Equity 66,110 – 61,000 5,625 509 0.1
Core Mid Cap Value 125,468 – – 133,509 11,825 1.4
Core Small Cap Value 143,063 – – 151,699 14,393 1.6
Global Stock 521,008 – – 564,550 37,945 5.9
High Yield 113,378 1,709 1,286 113,379 27,314 1.2
Income 360,810 3,715 8,878 351,596 40,136 3.7
International Allocation 293,868 – – 307,681 30,984 3.2
International Index 66,934 – – 70,761 5,034 0.7
Large Cap Value 1,011,649 – – 1,100,574 46,030 11.5
Limited Maturity Bond 199,145 1,772 4,358 196,821 20,447 2.1
Mid Cap Stock 485,985 – – 544,055 24,714 5.7
Small Cap Stock 169,216 – – 179,796 9,522 1.9
Total U.S. Affiliated Registered Investment
Companies 3,778,935 3,942,183 41.3
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.590% 1,056,948 379,444 522,319 914,073 91,407 9.5
Total Affiliated Short-Term Investments 1,056,948 914,073 9.5
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 16,701 52,426 55,859 13,268 13,268 0.1
Total Collateral Held for Securities Loaned 16,701 13,268 0.1
Total Value $4,852,584 $ 4,869,524
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 3/28/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($1,637) $3,055 $ – $2,464
Core Emerging Markets Equity – 2,243 – –
Core Low Volatility Equity 1,821 (1,306) – –
Core Mid Cap Value Fund – 8,041 – –
Core Small Cap Value Fund – 8,636 – –
Global Stock – 43,542 – –
High Yield (205) (217) – 1,707
Income (1,198) (2,853) – 3,709
International Allocation – 13,813 – –
International Index – 3,827 – –
Large Cap Value – 88,925 – –
Limited Maturity Bond (103) 365 – 1,773
Mid Cap Stock – 58,070 – –
Small Cap Stock – 10,580 – –
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.590% – – – 13,938
Total Income/Non Cash Income from Affiliated
Investments $23,591
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 18
Total Affiliated Income from Securities Loaned, Net $ 18
Total Value ($1,322) $236,721 $ –

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies ( 49.6% ) Value
U.S. Affiliated  (48.9%)
7,075,429 Thrivent Core Emerging Markets
Debt Fund $ 57,027,960
13,433,477 Thrivent Core Emerging Markets
Equity Fund 122,110,305
6,641,003 Thrivent Core International Equity
Fund 70,660,270
478,067 Thrivent Core Low Volatility Equity
Fund 5,287,418
9,861,992 Thrivent Core Mid Cap Value Fund 111,341,889
10,108,617 Thrivent Core Small Cap Value
Fund 106,544,826
40,949,319 Thrivent Global Stock Portfolio 609,248,069
9,141,656 Thrivent High Yield Portfolio 37,947,014
13,131,335 Thrivent Income Portfolio 115,033,117
51,894,898 Thrivent International Allocation
Portfolio 515,331,909
3,580,023 Thrivent International Index
Portfolio 50,318,651
33,083,683 Thrivent Large Cap Value Portfolio 791,030,862
6,985,643 Thrivent Limited Maturity Bond
Portfolio 67,243,098
26,195,877 Thrivent Mid Cap Stock Portfolio 576,681,286
9,778,341 Thrivent Small Cap Stock Portfolio 184,641,484
Total 3,420,448,158
U.S. Unaffiliated  (0.7%)
15,662 Communication Services Select
Sector SPDR Fund 1,278,959
7,475 Industrial Select Sector SPDR
Fund 941,551
6,629 Invesco QQQ Trust Series 1 2,943,342
56,562 iShares Biotechnology ETF 7,761,438
61,172 SPDR S&P 500 ETF Trust 31,997,238
15,513 SPDR S&P Biotech ETF 1,472,029
3,522 SPDR S&P Oil & Gas Exploration
ETF 545,663
Total 46,940,220
Total Registered Investment
Companies (cost $2,679,908,723) 3,467,388,378
Shares Common Stock ( 30.6% ) Value
Communications Services (2.1%)
62,912 Alphabet, Inc., Class A
a
9,495,308
352,545 Alphabet, Inc., Class C
a
53,678,502
64,273 Altice USA, Inc.
a
167,753
22,071 AMC Networks, Inc.
a
267,721
8,043 Bandwidth, Inc.
a
146,865
8,804 Bumble, Inc.
a
99,925
73 Cable One, Inc. 30,888
208,611 Cargurus, Inc.
a
4,814,742
54,308 Comcast Corporation 2,354,252
218 E.W. Scripps Company
a
857
38,245 Electronic Arts, Inc. 5,073,964
21,352 Emerald Holding, Inc.
a
145,407
8,514 Entravision Communications
Corporation 13,963
46,356 iHeartMedia, Inc.
a
96,884
14,209 Imax Corporation
a
229,760
109,683 Integral Ad Science Holding
Corporation
a
1,093,540
6,555 Interpublic Group of Companies,
Inc. 213,890
16,530 Iridium Communications, Inc. 432,425
Shares Common Stock (30.6%) Value
Communications Services (2.1%) - continued
33,991 Liberty Global, Ltd., Class A
a
$ 575,128
24,865 Liberty Latin America, Ltd., Class
A
a
173,309
1,967 Live Nation Entertainment, Inc.
a
208,050
186,706 Lumen Technologies, Inc.
a
291,261
3,147 Match Group, Inc.
a
114,173
107,400 Meta Platforms, Inc. 52,151,292
3,886 Netflix, Inc.
a
2,360,084
1,217 Omnicom Group, Inc. 117,757
66,855 Pinterest, Inc.
a
2,317,863
16,823 Playtika Holding Corporation 118,602
191,844 QuinStreet, Inc.
a
3,387,965
10,465 Roku, Inc.
a
682,004
8,295 Sinclair, Inc. 111,734
7,353 TechTarget, Inc.
a
243,237
16,967 Telephone and Data Systems, Inc. 271,811
39,131 Trade Desk, Inc.
a
3,420,832
79,514 Verizon Communications, Inc. 3,336,407
61,646 Warner Brothers Discovery, Inc.
a
538,170
5,129 Windstream Services, LLC
a
48,725
11,438 Ziff Davis, Inc.
a
721,052
Total 149,546,102
Consumer Discretionary (3.7%)
447 Adient plc
a
14,715
466,245 Amazon.com, Inc.
a
84,101,273
3,275 American Axle & Manufacturing
Holdings, Inc.
a
24,104
44,490 American Eagle Outfitters, Inc. 1,147,397
14,551 Aptiv plc
a
1,158,987
19,214 Autoliv, Inc. 2,313,942
2,347 Beazer Homes USA, Inc.
a
76,982
2,602 Best Buy Company, Inc. 213,442
778 Booking Holdings, Inc. 2,822,491
46,429 Boot Barn Holdings, Inc.
a
4,417,719
11,948 Brunswick Corporation 1,153,221
10,670 Buckle, Inc. 429,681
51 Cavco Industries, Inc.
a
20,352
1,222 Chipotle Mexican Grill, Inc.
a
3,552,073
45,623 Columbia Sportswear Company 3,703,675
7,706 Container Store Group, Inc.
a
8,785
57,743 Cooper-Standard Holdings, Inc.
a
956,224
2,847 Coursera, Inc.
a
39,915
877 Crocs, Inc.
a
126,113
5,774 Culp, Inc.
a
27,715
3,484 D.R. Horton, Inc. 573,292
45,517 Dana, Inc. 578,066
2,124 Darden Restaurants, Inc. 355,027
2,702 Deckers Outdoor Corporation
a
2,543,284
2,020 DoorDash, Inc.
a
278,194
189 Dorman Products, Inc.
a
18,218
161,601 eBay, Inc. 8,529,301
1,917 El Pollo Loco Holdings, Inc.
a
18,672
5,889 Etsy, Inc.
a
404,692
38,380 Everi Holdings, Inc.
a
385,719
58,678 Expedia Group, Inc.
a
8,082,894
15,870 Five Below, Inc.
a
2,878,501
565 Fox Factory Holding Corporation
a
29,419
43,561 Gap, Inc. 1,200,105
781 Garmin, Ltd. 116,267
59,241 Gentex Corporation 2,139,785
4,931 Genuine Parts Company 763,960
16,966 Goodyear Tire & Rubber
Company
a
232,943
20,780 Grand Canyon Education, Inc.
a
2,830,444

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (30.6%) Value
Consumer Discretionary (3.7%) - continued
7,981 Green Brick Partners, Inc.
a
$ 480,696
3,128 Harley-Davidson, Inc. 136,819
40,109 Hilton Worldwide Holdings, Inc. 8,555,651
51,837 Home Depot, Inc. 19,884,673
15,955 Kohl's Corporation 465,088
44,784 Laureate Education, Inc. 652,503
4,483 La-Z-Boy, Inc. 168,650
7,417 Lear Corporation 1,074,575
8,568 Leggett & Platt, Inc. 164,077
2,145 Lennar Corporation 368,897
35,410 LKQ Corporation 1,891,248
4,681 Lowe's Companies, Inc. 1,192,391
6,364 Lululemon Athletica, Inc.
a
2,486,097
1,118 M/I Homes, Inc.
a
152,372
122 Marriott Vacations Worldwide
Corporation 13,143
23,919 McDonald's Corporation 6,743,962
17,032 Meritage Homes Corporation 2,988,435
72,343 Mobileye Global, Inc.
a
2,325,827
37,367 Modine Manufacturing Company
a
3,556,965
9,656 Mohawk Industries, Inc.
a
1,263,874
15,110 Nordstrom, Inc. 306,280
437 NVR, Inc.
a
3,539,682
5,336 O'Reilly Automotive, Inc.
a
6,023,704
8,269 Polaris, Inc. 827,892
6,647 Pool Corporation 2,682,064
121,209 Qurate Retail, Inc.
a
149,087
4,125 Ralph Lauren Corporation 774,510
6,580 Ross Stores, Inc. 965,681
8,548 Savers Value Village, Inc.
a
164,805
1,123 Shake Shack, Inc.
a
116,826
28,965 SharkNinja, Inc. 1,804,230
67,990 Skyline Champion Corporation
a
5,779,830
10,147 Sony Group Corporation ADR 870,004
41,303 Starbucks Corporation 3,774,681
174,790 Stoneridge, Inc.
a
3,223,128
120,825 Tesla, Inc.
a
21,239,827
30,595 Texas Roadhouse, Inc. 4,726,010
281,768 ThredUp, Inc.
a
563,536
1,078 TopBuild Corporation
a
475,107
28,192 Travel + Leisure Company 1,380,280
18 Ulta Beauty, Inc.
a
9,412
10,956 United Parks & Resorts, Inc.
a
615,837
11,646 Upbound Group, Inc. 410,056
23,488 Urban Outfitters, Inc.
a
1,019,849
211 Vail Resorts, Inc. 47,017
424 Visteon Corporation
a
49,867
18,515 Wendy's Company 348,823
2,725 Wingstop, Inc. 998,440
24,254 Wyndham Hotels & Resorts, Inc. 1,861,494
933 XPEL, Inc.
a
50,401
5,089 Yum China Holding, Inc. 202,491
Total 257,834,383
Consumer Staples (1.1%)
91,293 Altria Group, Inc. 3,982,201
961 Archer-Daniels-Midland Company 60,361
10,909 BellRing Brands, Inc.
a
643,958
117,859 BJ's Wholesale Club Holdings,
Inc.
a
8,916,033
7,674 Casey's General Stores, Inc. 2,443,785
72,774 Celsius Holdings, Inc.
a
6,034,420
143,367 Coca-Cola Company 8,771,193
1,767 Costco Wholesale Corporation 1,294,557
61,157 Coty, Inc.
a
731,438
Shares Common Stock (30.6%) Value
Consumer Staples (1.1%) - continued
1,837 Darling Ingredients, Inc.
a
$ 85,439
1,253 Dollar Tree, Inc.
a
166,837
28,272 e.l.f. Beauty, Inc.
a
5,542,160
6,556 Flowers Foods, Inc. 155,705
363 Hershey Company 70,604
23,780 J & J Snack Foods Corporation 3,437,637
15,138 John B. Sanfilippo & Son, Inc. 1,603,417
37,816 Kenvue, Inc. 811,531
5,608 Kroger Company 320,385
9,468 Lamb Weston Holdings, Inc. 1,008,626
30,978 Lancaster Colony Corporation 6,431,962
330 McCormick & Company, Inc. 25,347
16,730 Philip Morris International, Inc. 1,532,803
37,866 Pilgrim's Pride Corporation
a
1,299,561
1,297 PriceSmart, Inc. 108,948
25,120 Procter & Gamble Company 4,075,720
23,211 Sysco Corporation 1,884,269
31,046 Turning Point Brands, Inc. 909,648
2,285 Tyson Foods, Inc. 134,198
256,713 Walmart, Inc. 15,446,421
Total 77,929,164
Energy (1.0%)
3,052 Archrock, Inc. 60,033
32,721 Baker Hughes Company 1,096,153
3,944 Cactus, Inc. 197,555
5,561 California Resources Corporation 306,411
5,735 ChampionX Corporation 205,829
13,488 Chesapeake Energy Corporation 1,198,139
4,914 Chevron Corporation 775,134
12,275 ConocoPhillips 1,562,362
5,806 CVR Energy, Inc. 207,042
22,461 Devon Energy Corporation 1,127,093
39,656 Enterprise Products Partners, LP 1,157,162
42,688 EOG Resources, Inc. 5,457,234
23,203 Expro Group Holdings NV
a
463,364
37,261 Exxon Mobil Corporation 4,331,219
7,649 Gulfport Energy Corporation
a
1,224,758
232,684 Halliburton Company 9,172,403
2,155 International Seaways, Inc. 114,646
36,184 Liberty Energy, Inc. 749,732
7,647 Magnolia Oil & Gas Corporation 198,440
38,836 Marathon Oil Corporation 1,100,612
4,231 Marathon Petroleum Corporation 852,546
70,438 Matador Resources Company 4,703,145
14,765 Murphy Oil Corporation 674,761
11,771 Noble Corporation plc 570,776
99,470 NOV, Inc. 1,941,654
13,408 Ovintiv, Inc. 695,875
25,016 Par Pacific Holdings, Inc.
a
927,093
6,752 Patterson-UTI Energy, Inc. 80,619
10,329 Phillips 66 1,687,139
41,838 Pioneer Natural Resources
Company 10,982,475
79,555 ProPetro Holding Corporation
a
642,804
28,568 Schlumberger NV 1,565,812
7,838 Shell plc ADR 525,460
28,460 SM Energy Company 1,418,731
4,402 Solaris Oilfield Infrastructure, Inc. 38,165
253,451 TechnipFMC plc 6,364,155
27,213 TETRA Technologies, Inc.
a
120,554
10,666 U.S. Silica Holdings, Inc.
a
132,365
20,582 Viper Energy, Inc. 791,584

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (30.6%) Value
Energy (1.0%) - continued
99,946 Williams Companies, Inc. $ 3,894,896
Total 69,315,930
Financials (4.1%)
4,529 1st Source Corporation 237,410
8,161 Allstate Corporation 1,411,935
62,672 Ally Financial, Inc. 2,543,856
9,319 Amalgamated Financial
Corporation 223,656
561 Amerant Bancorp, Inc. 13,066
38,831 American Express Company 8,841,430
16,430 American International Group, Inc. 1,284,333
19,978 Ameriprise Financial, Inc. 8,759,154
1,523 Ameris Bancorp 73,683
111 Apollo Global Management, Inc. 12,482
1,785 Arch Capital Group, Ltd.
a
165,005
8,970 Arthur J. Gallagher & Company 2,242,859
14,277 Artisan Partners Asset
Management, Inc. 653,458
1,496 AssetMark Financial Holdings,
Inc.
a
52,973
3,958 Associated Banc-Corp 85,137
2,334 Assurant, Inc. 439,352
5,248 Assured Guaranty, Ltd. 457,888
1,043 Atlantic Union Bankshares
Corporation 36,828
2,007 Axis Capital Holdings, Ltd. 130,495
1,362 Axos Financial, Inc.
a
73,602
96,766 Bank of America Corporation 3,669,367
405 Bank of Hawaii Corporation
b
25,268
10,700 Bank of Marin Bancorp 179,439
26,588 Bank of N.T. Butterfield & Son, Ltd. 850,550
39,016 Bank of New York Mellon
Corporation 2,248,102
5,052 Bank OZK 229,664
5,609 BankFinancial Corporation 58,895
858 BankUnited, Inc. 24,024
11,944 Banner Corporation 573,312
651 Bar Harbor Bankshares 17,238
1,804 BayCom Corporation 37,180
10,552 BCB Bancorp, Inc. 110,268
18,988 Berkshire Hathaway, Inc.
a
7,984,834
22,841 Berkshire Hills Bancorp, Inc. 523,516
3,276 BlackRock, Inc. 2,731,201
7,218 Block, Inc.
a
610,498
81,051 Blue Owl Capital, Inc. 1,528,622
445 BOK Financial Corporation 40,940
62,194 Bridgewater Bancshares, Inc.
a
723,938
10,571 Brighthouse Financial, Inc.
a
544,829
11,615 BrightSpire Capital, Inc. 80,027
41,935 Brookline Bancorp, Inc. 417,673
26,308 Brown & Brown, Inc. 2,303,002
10,125 Business First Bancshares, Inc. 225,585
13,537 Byline Bancorp, Inc. 294,024
9,293 Cadence Bank 269,497
939 Camden National Corporation 31,475
654 Capital City Bank Group, Inc. 18,116
5,251 Capital One Financial Corporation 781,821
25,658 Capitol Federal Financial, Inc. 152,922
47,163 Carlyle Group, Inc. 2,212,416
1,475 Cathay General Bancorp 55,799
10,646 Cboe Global Markets, Inc. 1,955,990
34,870 Central Pacific Financial
Corporation 688,683
18,900 Charles Schwab Corporation 1,367,226
Shares Common Stock (30.6%) Value
Financials (4.1%) - continued
20,143 Chubb, Ltd. $ 5,219,656
6,622 Cincinnati Financial Corporation 822,254
11,467 Citigroup, Inc. 725,173
2,676 Citizens Financial Group, Inc. 97,112
866 CNA Financial Corporation 39,334
8,939 CNB Financial Corporation 182,266
1,098 Coinbase Global, Inc.
a
291,102
60,961 Columbia Banking System, Inc. 1,179,595
20,725 Comerica, Inc. 1,139,668
7,421 Commerce Bancshares, Inc. 394,797
1,250 Community Bank System, Inc. 60,038
13,952 Community Trust Bancorp, Inc. 595,053
967 Community West Bancshares 19,234
1,224 ConnectOne Bancorp, Inc. 23,868
1,783 Corpay, Inc.
a
550,127
3,570 Cullen/Frost Bankers, Inc. 401,875
6,356 Customers Bancorp, Inc.
a
337,249
1,816 CVB Financial Corporation 32,397
13,363 Dime Community Bancshares, Inc. 257,371
9,089 Discover Financial Services 1,191,477
11,341 Eagle Bancorp, Inc. 266,400
10,433 East West Bancorp, Inc. 825,355
15,244 Ellington Residential Mortgage
REIT 105,336
4,368 Employers Holdings, Inc. 198,264
8,159 Enova International, Inc.
a
512,630
798 Enterprise Bancorp, Inc./MA 20,724
17,148 Enterprise Financial Services
Corporation 695,523
5,656 Equity Bancshares, Inc. 194,397
871 EVERTEC, Inc. 34,753
98,149 F.N.B. Corporation 1,383,901
18,097 FactSet Research Systems, Inc. 8,223,096
50,733 Federated Hermes, Inc. 1,832,476
6,076 Fidelity National Information
Services, Inc. 450,718
4,914 Fifth Third Bancorp 182,850
12,098 Financial Institutions, Inc. 227,684
4,113 First Bancorp/Puerto Rico 72,142
19,677 First Bancshares, Inc. 510,618
56 First Citizens BancShares, Inc./NC 91,560
28,891 First Commonwealth Financial
Corporation 402,163
12,385 First Financial Bancorp 277,672
6,207 First Financial Bankshares, Inc. 203,652
5,887 First Financial Corporation 225,649
2,278 First Hawaiian, Inc. 50,025
36,020 First Horizon Corporation 554,708
2,527 First Internet Bancorp 87,788
14,736 First Interstate BancSystem, Inc. 400,967
4,803 First Merchants Corporation 167,625
7,587 First Mid-Illinois Bancshares, Inc. 247,943
17,572 First of Long Island Corporation 194,873
13,382 Fiserv, Inc.
a
2,138,711
799 Five Star Bancorp 17,978
16,061 Flushing Financial Corporation 202,529
6,877 Flywire Corporation
a
170,618
24,205 Fulton Financial Corporation 384,617
69,446 Glacier Bancorp, Inc. 2,797,285
8,225 Global Payments, Inc. 1,099,354
6,732 Great Southern Bancorp, Inc. 369,048
7,958 Green Dot Corporation
a
74,248
36,561 Hamilton Lane, Inc. 4,122,618
23,734 Hancock Whitney Corporation 1,092,713
50,067 Hanmi Financial Corporation 797,067

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (30.6%) Value
Financials (4.1%) - continued
6,162 Hanover Insurance Group, Inc. $ 839,080
6,527 Hartford Financial Services Group,
Inc. 672,607
49,457 Heartland Financial USA, Inc. 1,738,414
32,295 Heritage Commerce Corporation 277,091
22,884 Heritage Financial Corporation 443,721
9,179 Home BancShares, Inc. 225,528
14,081 Hometrust Bancshares, Inc. 384,975
21,955 Hope Bancorp, Inc. 252,702
1,266 Horace Mann Educators
Corporation 46,829
19,851 Horizon Bancorp, Inc. 254,688
65,470 Houlihan Lokey, Inc. 8,392,599
9,172 Huntington Bancshares, Inc./OH 127,949
13,419 Independent Bank Corporation 698,056
13,410 Independent Bank Corporation/MI 339,944
101,168 Intercontinental Exchange, Inc. 13,903,518
1,580 International Bancshares
Corporation 88,701
16,147 Invesco Mortgage Capital, Inc. 156,303
93,782 Invesco, Ltd. 1,555,843
78,894 J.P. Morgan Chase & Company 15,802,468
12,902 Jack Henry & Associates, Inc. 2,241,464
43,125 Janus Henderson Group plc 1,418,381
17,576 Kearny Financial Corporation/MD 113,189
237,089 KeyCorp 3,748,377
16,817 Kinsale Capital Group, Inc. 8,824,553
3,802 KKR & Company, Inc. 382,405
10,953 Lazard, Inc. 458,602
2,873 LendingTree, Inc.
a
121,643
1,166 M&T Bank Corporation 169,583
2,072 MarketAxess Holdings, Inc. 454,286
23,955 Marsh & McLennan Companies,
Inc. 4,934,251
11,753 Mastercard, Inc. 5,659,892
7,011 Mercantile Bank Corporation 269,853
12,312 MetLife, Inc. 912,442
2,571 Metropolitan Bank Holding
Corporation
a
98,984
39,168 MFA Financial, Inc. 446,907
170,886 MGIC Investment Corporation 3,821,011
2,106 Mid Penn Bancorp, Inc. 42,141
12,173 Midland States Bancorp, Inc. 305,907
22,469 MidWestOne Financial Group, Inc. 526,673
3,877 Moody's Corporation 1,523,777
6,349 Morgan Stanley 597,822
18,145 Mr. Cooper Group, Inc.
a
1,414,403
17,363 MSCI, Inc. 9,731,093
870 MVB Financial Corporation 19,410
101,428 Nasdaq, Inc. 6,400,107
12,630 National Bank Holdings
Corporation 455,564
13,547 Navient Corporation 235,718
4,648 NCR Atleos Corporation
a
91,798
48,643 New York Community Bancorp,
Inc.
b
156,630
58,114 NMI Holdings, Inc.
a
1,879,407
23,602 Northern Trust Corporation 2,098,690
656 Northfield Bancorp, Inc. 6,376
664 Northrim BanCorp, Inc. 33,539
14,482 Northwest Bancshares, Inc. 168,715
50,665 NU Holdings, Ltd./Cayman
Islands
a
604,433
39,731 OceanFirst Financial Corporation 651,986
13,497 OFG Bancorp 496,825
13,989 Old National Bancorp 243,548
Shares Common Stock (30.6%) Value
Financials (4.1%) - continued
11,743 Old Republic International
Corporation $ 360,745
17,686 Old Second Bancorp, Inc. 244,774
34,934 OneMain Holdings, Inc. 1,784,778
16,729 Pacific Premier Bancorp, Inc. 401,496
4,113 Pathward Financial, Inc. 207,624
135,314 PayPal Holdings, Inc.
a
9,064,685
3,508 PCB Bancorp 57,286
2,807 PennyMac Financial Services, Inc. 255,690
9,990 Peoples Bancorp, Inc./OH 295,804
4,285 Pinnacle Financial Partners, Inc. 367,996
981 PNC Financial Services Group,
Inc. 158,530
4,161 Popular, Inc. 366,542
12,280 Premier Financial Corporation 249,284
1,064 PROG Holdings, Inc. 36,644
19,967 Prosperity Bancshares, Inc. 1,313,429
19,168 Provident Financial Services, Inc. 279,278
3,644 Prudential Financial, Inc. 427,806
28,623 Radian Group, Inc. 958,012
69,466 Raymond James Financial, Inc. 8,920,824
5,773 Regions Financial Corporation 121,464
75,607 Rithm Capital Corporation 843,774
34,348 RLI Corporation 5,099,648
8,928 S&T Bancorp, Inc. 286,410
12,714 Sandy Spring Bancorp, Inc. 294,711
80,273 SEI Investments Company 5,771,629
1,645 ServisFirst Bancshares, Inc. 109,162
9,783 Shore Bancshares, Inc. 112,505
1,175 Simmons First National
Corporation 22,866
1,628 SmartFinancial, Inc. 34,302
925 Southern First Bancshares, Inc.
a
29,378
531 Southern Missouri Bancorp, Inc. 23,210
4,461 SouthState Corporation 379,319
6,317 State Street Corporation 488,430
10,745 Stellar Bancorp, Inc. 261,748
5,838 StepStone Group, Inc. 208,650
664 Synchrony Financial 28,632
8,041 Synovus Financial Corporation 322,122
275 T. Rowe Price Group, Inc. 33,528
5,535 Territorial Bancorp, Inc. 44,612
8,333 TPG, Inc. 372,485
33,921 Tradeweb Markets, Inc. 3,533,551
7,460 TriCo Bancshares 274,379
66,371 Triumph Financial, Inc.
a
5,264,548
1,213 Truist Financial Corporation 47,283
9,012 TrustCo Bank Corporation NY 253,778
23,988 Two Harbors Investment
Corporation 317,601
4,797 U.S. Bancorp 214,426
1,617 UMB Financial Corporation 140,663
6,087 United Bankshares, Inc. 217,854
4,037 United Community Banks, Inc. 106,254
11,664 Univest Financial Corporation 242,844
3,329 Unum Group 178,634
61,341 Valley National Bancorp 488,274
13,898 Veritex Holdings, Inc. 284,770
33,308 Virtu Financial, Inc. 683,480
8,693 Visa, Inc. 2,426,042
6,096 Voya Financial, Inc. 450,616
13,264 WaFd, Inc. 385,054
2,146 Walker & Dunlop, Inc. 216,875
11,638 Webster Financial Corporation 590,861
67,062 Wells Fargo & Company 3,886,914

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (30.6%) Value
Financials (4.1%) - continued
10,206 Westamerica Bancorporation $ 498,869
70,413 Western Alliance Bancorp 4,519,810
74,993 Western Union Company 1,048,402
313 Willis Towers Watson plc 86,075
3,397 Wintrust Financial Corporation 354,613
968 WSFS Financial Corporation 43,696
3,398 XP, Inc. 87,193
23,524 Zions Bancorp NA 1,020,942
Total 283,237,981
Health Care (3.6%)
53,125 Abbott Laboratories 6,038,187
19,142 AbbVie, Inc. 3,485,758
16,312 ACADIA Pharmaceuticals, Inc.
a
301,609
53,245 Agilent Technologies, Inc. 7,747,680
5,125 Agios Pharmaceuticals, Inc.
a
149,855
3,531 Aldeyra Therapeutics, Inc.
a
11,546
8,055 Align Technology, Inc.
a
2,641,396
12,578 Alkermes plc
a
340,486
33,672 Amgen, Inc. 9,573,623
12,963 Amicus Therapeutics, Inc.
a
152,704
19,733 Amneal Pharmaceuticals, Inc.
a
119,582
5,653 Anika Therapeutics, Inc.
a
143,586
10,387 Arcellx, Inc.
a
722,416
6,668 Argenx SE ADR
a
2,625,325
18,229 Ascendis Pharma AS ADR
a
2,755,678
14,881 AstraZeneca plc ADR 1,008,188
105,943 Avantor, Inc.
a
2,708,962
17,541 Azenta, Inc.
a
1,057,371
2,969 Biogen, Inc.
a
640,205
331 BioMarin Pharmaceutical, Inc.
a
28,910
424 Bio-Rad Laboratories, Inc.
a
146,649
48,826 Bio-Techne Corporation 3,436,862
13,383 Bruker Corporation 1,257,199
16,928 CareDx, Inc.
a
179,268
1,877 Centene Corporation
a
147,307
13,468 Certara, Inc.
a
240,808
6,506 Charles River Laboratories
International, Inc.
a
1,762,801
3,899 Chemed Corporation 2,502,885
2,857 Cigna Group 1,037,634
2,298 Codexis, Inc.
a
8,020
4,776 Cooper Companies, Inc. 484,573
60,134 Danaher Corporation 15,016,662
14,441 Deciphera Pharmaceuticals, Inc.
a
227,157
21,530 Definitive Healthcare Corporation
a
173,747
12,943 Denali Therapeutics, Inc.
a
265,590
58,934 Dentsply Sirona, Inc. 1,956,019
25,481 Dexcom, Inc.
a
3,534,215
8,228 Dynavax Technologies
Corporation
a
102,109
21,035 Edwards Lifesciences Corporation
a
2,010,105
122,238 Elanco Animal Health, Inc.
a
1,990,035
3,264 Elevance Health, Inc. 1,692,515
16,858 Eli Lilly & Company 13,114,850
1,728 Enanta Pharmaceuticals, Inc.
a
30,171
86,151 Enovis Corporation
a
5,380,130
26,267 Exelixis, Inc.
a
623,316
8,516 Gilead Sciences, Inc. 623,797
64,116 Globus Medical, Inc.
a
3,439,182
28,492 GoodRx Holdings, Inc.
a
202,293
65,113 Halozyme Therapeutics, Inc.
a
2,648,797
8,720 ICON plc
a
2,929,484
196 IDEXX Laboratories, Inc.
a
105,826
2,551 Illumina, Inc.
a
350,303
Shares Common Stock (30.6%) Value
Health Care (3.6%) - continued
34,139 Immunocore Holdings plc ADR
a
$ 2,219,035
2,668 Incyte Corporation
a
151,996
16,768 Inspire Medical Systems, Inc.
a
3,601,599
30,353 Intuitive Surgical, Inc.
a
12,113,579
1,447 IQVIA Holding, Inc.
a
365,932
2,892 Jazz Pharmaceuticals, Inc.
a
348,255
21,201 Johnson & Johnson 3,353,786
3,982 Kodiak Sciences, Inc.
a
20,945
40,387 Laboratory Corporation of America
Holdings 8,822,944
27,415 Lantheus Holdings, Inc.
a
1,706,310
18,280 Legend Biotech Corporation ADR
a
1,025,325
242 Ligand Pharmaceuticals, Inc.
a
17,690
3,501 LivaNova plc
a
195,846
7,936 Masimo Corporation
a
1,165,402
112 Medpace Holdings, Inc.
a
45,265
131,694 Medtronic plc 11,477,132
28,877 Merck & Company, Inc. 3,810,320
20,477 Molina Healthcare, Inc.
a
8,412,566
7,884 Myriad Genetics, Inc.
a
168,087
27,972 Natera, Inc.
a
2,558,319
1,032 National HealthCare Corporation 97,534
32,991 Neogen Corporation
a
520,598
107,570 Novo Nordisk AS ADR 13,811,988
23,265 Nuvation Bio, Inc.
a
84,685
165,706 Option Care Health, Inc.
a
5,557,779
8,558 Organon & Company 160,890
5,299 Pacira Pharmaceuticals, Inc.
a
154,837
143,247 Paragon 28, Inc.
a
1,769,100
120,211 Progyny, Inc.
a
4,586,050
9,881 Prothena Corporation plc
a
244,752
6,756 PTC Therapeutics, Inc.
a
196,532
2,829 QIAGEN NV 121,619
5,697 QuidelOrtho Corporation
a
273,114
12,928 Recursion Pharmaceuticals, Inc.
a
128,892
24,838 Repligen Corporation
a
4,568,205
15,633 Rocket Pharmaceuticals, Inc.
a
421,153
3,110 Royalty Pharma plc 94,451
9,706 Sarepta Therapeutics, Inc.
a
1,256,539
174,940 scPharmaceuticals, Inc.
a
878,199
7,106 Sensus Healthcare, Inc.
a
27,003
16,281 Shockwave Medical, Inc.
a
5,301,582
3,983 Stryker Corporation 1,425,396
2,444 Teleflex, Inc. 552,759
7,675 TG Therapeutics, Inc.
a
116,737
15,388 Thermo Fisher Scientific, Inc. 8,943,659
5,745 UnitedHealth Group, Inc. 2,842,051
5,991 Vanda Pharmaceuticals, Inc.
a
24,623
17,482 Veeva Systems, Inc.
a
4,050,405
22,103 Veracyte, Inc.
a
489,802
69,183 Vericel Corporation
a
3,598,900
11,657 Vertex Pharmaceuticals, Inc.
a
4,872,743
77,832 Viemed Healthcare, Inc.
a
733,956
1,848 West Pharmaceutical Services,
Inc. 731,272
5,742 Zentalis Pharmaceuticals, Inc.
a
90,494
12,808 Zimmer Biomet Holdings, Inc. 1,690,400
59,389 Zoetis, Inc. 10,049,213
Total 251,921,621
Industrials (4.0%)
9,207 A.O. Smith Corporation 823,658
1,150 Acuity Brands, Inc. 309,039
22,873 Advanced Drainage Systems, Inc. 3,939,646
20,223 AECOM 1,983,472

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (30.6%) Value
Industrials (4.0%) - continued
5,695 AGCO Corporation $ 700,599
43,560 Air Lease Corporation 2,240,726
18,525 Alight, Inc.
a
182,471
7,212 Allison Transmission Holdings, Inc. 585,326
29,468 AMETEK, Inc. 5,389,697
19,078 Armstrong World Industries, Inc. 2,369,869
62,995 ASGN, Inc.
a
6,599,356
3,055 Atmus Filtration Technologies, Inc.
a
98,524
18,877 Automatic Data Processing, Inc. 4,714,342
265 Axon Enterprise, Inc.
a
82,913
3,573 AZEK Company, Inc.
a
179,436
5,131 AZZ, Inc. 396,678
164,030 Badger Infrastructure Solutions,
Ltd. 6,078,997
30,443 Beacon Roofing Supply, Inc.
a
2,984,023
290 Brady Corporation 17,191
3,821 BWX Technologies, Inc. 392,111
9,750 Carlisle Companies, Inc. 3,820,538
31,282 Casella Waste Systems, Inc.
a
3,092,851
26,017 Caterpillar, Inc. 9,533,409
9,022 Cimpress plc
a
798,537
67,291 CNH Industrial NV 872,091
553 Columbus McKinnon Corporation 24,680
4,215 CSW Industrials, Inc. 988,839
220,294 CSX Corporation 8,166,299
3,385 Cummins, Inc. 997,390
15,190 Curtiss-Wright Corporation 3,887,729
19,520 Delta Air Lines, Inc. 934,422
9,598 Donaldson Company, Inc. 716,779
51 Dover Corporation 9,037
9,882 EMCOR Group, Inc. 3,460,676
386 Equifax, Inc. 103,263
380 ESCO Technologies, Inc. 40,679
242,488 ExlService Holdings, Inc.
a
7,711,118
3,805 Expeditors International of
Washington, Inc. 462,574
220,343 Fastenal Company 16,997,259
24,823 Ferguson plc 5,422,088
74,012 Flowserve Corporation 3,380,868
82,154 Fluor Corporation
a
3,473,471
14,463 Gates Industrial Corporation plc
a
256,140
4,613 General Dynamics Corporation 1,303,126
4,790 Gibraltar Industries, Inc.
a
385,739
239 GMS, Inc.
a
23,264
1,126 Gorman-Rupp Company 44,533
14,866 Graco, Inc. 1,389,376
24,085 Greenbrier Companies, Inc. 1,254,829
2,633 Griffon Corporation 193,104
76,275 Helios Technologies, Inc. 3,408,730
3,039 Herc Holdings, Inc. 511,464
15,426 Hillman Solutions Corporation
a
164,133
5,387 Honeywell International, Inc. 1,105,682
166,312 Howmet Aerospace, Inc. 11,380,730
2,272 Huntington Ingalls Industries, Inc. 662,220
13,939 IDEX Corporation 3,401,395
51,502 Ingersoll Rand, Inc. 4,890,115
7,190 Interface, Inc. 120,936
4,031 ITT Corporation 548,337
336,535 Janus International Group, Inc.
a
5,091,775
4,160 JB Hunt Transport Services, Inc. 828,880
547 Johnson Controls International plc 35,730
12,409 Kennametal, Inc. 309,480
14,337 Kratos Defense & Security
Solutions, Inc.
a
263,514
4,386 L3Harris Technologies, Inc. 934,657
Shares Common Stock (30.6%) Value
Industrials (4.0%) - continued
57,833 Legalzoom.com, Inc.
a
$ 771,492
2,104 Leidos Holdings, Inc. 275,813
21,028 Lincoln Electric Holdings, Inc. 5,371,392
19,280 Lyft, Inc.
a
373,068
11,994 ManpowerGroup, Inc. 931,214
30,260 Masco Corporation 2,386,909
75,122 Masterbrand, Inc.
a
1,407,786
4,829 Matson, Inc. 542,780
17,658 Maximus, Inc. 1,481,506
25,549 Middleby Corporation
a
4,108,024
24,585 Miller Industries, Inc. 1,231,709
7,052 Moog, Inc. 1,125,852
7,096 MSC Industrial Direct Company,
Inc. 688,596
18,013 Mueller Water Products, Inc. 289,829
1,727 MYR Group, Inc.
a
305,247
542 National Presto Industries, Inc. 45,420
5,340 NEXTracker, Inc.
a
300,482
18,050 Northrop Grumman Corporation 8,639,813
55,808 nVent Electric plc 4,207,923
13,328 Old Dominion Freight Line, Inc. 2,922,964
22,249 Oshkosh Corporation 2,774,673
2,921 Otis Worldwide Corporation 289,968
35,280 Owens Corning, Inc. 5,884,704
13,362 PACCAR, Inc. 1,655,418
1,580 Parker-Hannifin Corporation 878,148
2,388 Paycom Software, Inc. 475,236
1,919 Paylocity Holding Corporation
a
329,799
51,236 Pentair plc 4,377,604
615 Quanta Services, Inc. 159,777
20,744 Regal Rexnord Corporation 3,735,994
1,511 Republic Services, Inc. 289,266
7,375 Resideo Technologies, Inc.
a
165,348
6,209 Rockwell Automation, Inc. 1,808,868
5,289 Rush Enterprises, Inc. 283,067
9,682 Saia, Inc.
a
5,663,970
93,114 Schneider National, Inc. 2,108,101
23,167 Sensata Technologies Holding plc 851,156
19,219 Simpson Manufacturing Company,
Inc. 3,943,354
17,715 SiteOne Landscape Supply, Inc.
a
3,092,153
16,949 SkyWest, Inc.
a
1,170,837
724 Snap-On, Inc. 214,463
4,174 Southwest Airlines Company 121,839
3,397 SS&C Technologies Holdings, Inc. 218,665
6,043 Standex International Corporation 1,101,155
2,073 Sterling Construction Company,
Inc.
a
228,673
15,496 Tennant Company 1,884,469
10,985 Terex Corporation 707,434
5,594 Textron, Inc. 536,632
1,109 Thermon Group Holdings, Inc.
a
36,286
35,979 Timken Company 3,145,644
2,000 Titan Machinery, Inc.
a
49,620
21,489 Trane Technologies plc 6,450,998
32,126 TransUnion 2,563,655
3,328 Trex Company, Inc.
a
331,968
189,653 Uber Technologies, Inc.
a
14,601,384
220 UniFirst Corporation/MA 38,155
60,023 United Parcel Service, Inc. 8,921,218
797 United Rentals, Inc. 574,725
23,624 Upwork, Inc.
a
289,630
267 Valmont Industries, Inc. 60,951
14,218 Verra Mobility Corporation
a
355,023
3,965 Vertiv Holdings Company 323,822

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (30.6%) Value
Industrials (4.0%) - continued
4,524 Watsco, Inc. $ 1,954,232
33,627 WillScot Mobile Mini Holdings
Corporation
a
1,563,656
Total 277,090,117
Information Technology (8.8%)
3,658 Accenture plc 1,267,899
33,956 Adobe, Inc.
a
17,134,198
106,958 Advanced Micro Devices, Inc.
a
19,304,849
28,561 Agilysys, Inc.
a
2,406,550
6,511 Ambarella, Inc.
a
330,563
64,037 Amphenol Corporation 7,386,668
411,759 Apple, Inc. 70,608,433
65,768 Applied Materials, Inc. 13,563,335
5,965 AppLovin Corporation
a
412,897
13,826 Arista Networks, Inc.
a
4,009,263
14,320 Autodesk, Inc.
a
3,729,214
3,929 Broadcom, Inc. 5,207,536
44,048 CDW Corporation 11,266,597
49,704 Ciena Corporation
a
2,457,863
106,255 Cisco Systems, Inc. 5,303,187
13,466 Clearwater Analytics Holdings,
Inc.
a
238,213
266 Cognizant Technology Solutions
Corporation 19,495
4,182 Coherent Corporation
a
253,513
28,986 Cohu, Inc.
a
966,103
26,141 CommScope Holding Company,
Inc.
a
34,245
2,060 CommVault Systems, Inc.
a
208,946
4,475 Crane NXT Company 277,002
7,839 Credo Technology Group Holding,
Ltd.
a
166,108
16,224 CyberArk Software, Ltd.
a
4,309,581
3,386 Datadog, Inc.
a
418,510
39,179 Descartes Systems Group, Inc.
a
3,586,054
162 DocuSign, Inc.
a
9,647
16,228 Dolby Laboratories, Inc. 1,359,420
38,599 Dropbox, Inc.
a
937,956
43,774 Dynatrace Holdings, LLC
a
2,032,865
1,766 Elastic NV
a
177,024
7,519 Enphase Energy, Inc.
a
909,649
1,587 EPAM Systems, Inc.
a
438,266
1,230 F5, Inc.
a
233,196
25,090 Fabrinet
a
4,742,512
121 First Solar, Inc.
a
20,425
85,383 Flex, Ltd.
a
2,442,808
6,537 FormFactor, Inc.
a
298,283
124,609 Fortinet, Inc.
a
8,512,041
30 Gartner, Inc.
a
14,300
63,849 Gilat Satellite Networks, Ltd.
a
346,700
43,766 Gitlab, Inc.
a
2,552,433
9,628 Globant SA
a
1,943,893
150,611 Grid Dynamics Holdings, Inc.
a
1,851,009
73,165 Guidewire Software, Inc.
a
8,539,087
30,192 Hackett Group, Inc. 733,666
4,153 Hewlett Packard Enterprise
Company 73,633
251 HP, Inc. 7,585
5,533 HubSpot, Inc.
a
3,466,756
3,442 Insight Enterprises, Inc.
a
638,560
3,092 International Business Machines
Corporation 590,448
4,400 IPG Photonics Corporation
a
399,036
5,149 Itron, Inc.
a
476,385
Shares Common Stock (30.6%) Value
Information Technology (8.8%) - continued
160,294 JFrog, Ltd.
a
$ 7,088,201
4,928 Keysight Technologies, Inc.
a
770,641
5,035 KLA Corporation 3,517,300
68,674 Knowles Corporation
a
1,105,651
9,151 Kyndryl Holdings, Inc.
a
199,126
4,503 Lam Research Corporation 4,374,980
89,080 Lattice Semiconductor
Corporation
a
6,968,728
17,634 Littelfuse, Inc. 4,273,600
9,385 LiveRamp Holding, Inc.
a
323,782
9,434 Marvell Technology, Inc. 668,682
804 Microchip Technology, Inc. 72,127
276,570 Microsoft Corporation 116,358,530
4,843 MKS Instruments, Inc. 644,119
5,447 MongoDB, Inc.
a
1,953,512
4,991 Monolithic Power Systems, Inc. 3,381,003
2,899 Motorola Solutions, Inc. 1,029,087
14,047 NetApp, Inc. 1,474,514
703 NICE, Ltd. ADR
a
183,216
22,638 Nova, Ltd.
a
4,015,528
99,898 NVIDIA Corporation 90,263,837
998 ON Semiconductor Corporation
a
73,403
24,331 Onto Innovation, Inc.
a
4,405,857
613 OSI Systems, Inc.
a
87,549
82,540 PagerDuty, Inc.
a
1,872,007
10,774 Palo Alto Networks, Inc.
a
3,061,217
56,975 PDF Solutions, Inc.
a
1,918,348
15,149 Plexus Corporation
a
1,436,428
1,472 Procore Technologies, Inc.
a
120,954
19,033 PTC, Inc.
a
3,596,095
14,213 Q2 Holdings, Inc.
a
747,035
2,473 Qorvo, Inc.
a
283,975
133,168 QUALCOMM, Inc. 22,545,342
6,422 Rapid7, Inc.
a
314,935
4,076 RingCentral, Inc.
a
141,600
62,556 Salesforce, Inc. 18,840,616
25,623 Samsung Electronics Company,
Ltd. 1,539,879
28,307 ServiceNow, Inc.
a
21,581,257
95,307 Shopify, Inc.
a
7,354,841
25,140 Silicon Laboratories, Inc.
a
3,613,121
4,596 Skyworks Solutions, Inc. 497,839
21,617 SolarWinds Corporation
a
272,806
6,200 Sprinklr, Inc.
a
76,074
88,246 Sprout Social, Inc.
a
5,269,169
17,592 SPS Commerce, Inc.
a
3,252,761
5,989 Synopsys, Inc.
a
3,422,713
3,575 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 486,379
21,169 TE Connectivity, Ltd. 3,074,586
627 Teledyne Technologies, Inc.
a
269,184
5,199 Tenable Holdings, Inc.
a
256,987
5,606 Teradata Corporation
a
216,784
155 Teradyne, Inc. 17,489
37,522 Trimble, Inc.
a
2,414,916
305,426 TTM Technologies, Inc.
a
4,779,917
24,805 Tyler Technologies, Inc.
a
10,542,373
21,624 Unisys Corporation
a
106,174
10,597 Universal Display Corporation 1,785,065
12,206 Upland Software, Inc.
a
37,717
111,661 Varonis Systems, Inc.
a
5,267,049
18,792 VeriSign, Inc.
a
3,561,272
26,492 Viavi Solutions, Inc.
a
240,812
28,400 Vishay Intertechnology, Inc. 644,112

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (30.6%) Value
Information Technology (8.8%) - continued
31,400 Vontier Corporation $ 1,424,304
44,571 Workiva, Inc.
a
3,779,621
5,412 Xerox Holdings Corporation 96,875
Total 612,608,006
Materials (0.8%)
849 Albemarle Corporation
b
111,847
23,645 Alcoa Corporation 798,965
2,283 AptarGroup, Inc. 328,501
454 Avery Dennison Corporation 101,355
14,827 Avient Corporation 643,492
29,054 Axalta Coating Systems, Ltd.
a
999,167
2,990 Ball Corporation 201,406
2,451 Berry Plastics Group, Inc. 148,236
9,885 Carpenter Technology Corporation 705,987
11,333 Celanese Corporation 1,947,689
11,548 CF Industries Holdings, Inc. 960,909
36,550 Chemours Company 959,803
23,677 Cleveland-Cliffs, Inc.
a
538,415
9,299 Corteva, Inc. 536,273
7,566 Eagle Materials, Inc. 2,056,060
8,357 Eastman Chemical Company 837,539
6,474 Greif, Inc. 447,030
5,462 Huntsman Corporation 142,176
30,334 Ingevity Corporation
a
1,446,932
8,105 Innospec, Inc. 1,045,059
85,043 Ivanhoe Mines, Ltd.
a
1,014,577
2,627 Kaiser Aluminum Corporation 234,749
18,952 Linde plc 8,799,793
16,675 Louisiana-Pacific Corporation 1,399,199
633 LyondellBasell Industries NV 64,743
5,734 Martin Marietta Materials, Inc. 3,520,332
7,397 Metallus, Inc.
a
164,583
638 Minerals Technologies, Inc. 48,029
32,100 Mosaic Company 1,041,966
2,565 Myers Industries, Inc. 59,431
48,220 Nucor Corporation 9,542,738
15,142 O-I Glass, Inc.
a
251,206
8,474 Orion SA 199,308
1,717 PPG Industries, Inc. 248,793
547 Quaker Chemical Corporation 112,272
8,669 Radius Recycling, Inc. 183,176
194,307 Ranpak Holdings Corporation
a
1,529,196
775 Reliance, Inc. 258,989
16,445 RPM International, Inc. 1,956,133
2,190 Ryerson Holding Corporation 73,365
3,207 Steel Dynamics, Inc. 475,374
66,477 Summit Materials, Inc.
a
2,962,880
19,864 SunCoke Energy, Inc. 223,867
2,729 TriMas Corporation 72,946
34,508 Trinseo plc 130,440
177,688 Tronox Holdings plc 3,082,887
5,249 United States Lime & Minerals, Inc. 1,564,937
21,347 United States Steel Corporation 870,531
3,415 Vulcan Materials Company 932,022
Total 55,975,303
Real Estate (1.0%)
96,727 Agree Realty Corporation 5,525,046
972 Alexandria Real Estate Equities,
Inc. 125,301
2,101 Anywhere Real Estate, Inc.
a
12,984
18,416 AvalonBay Communities, Inc. 3,417,273
8,521 Brixmor Property Group, Inc. 199,817
6,965 CareTrust REIT, Inc. 169,737
Shares Common Stock (30.6%) Value
Real Estate (1.0%) - continued
25,550 CBRE Group, Inc.
a
$ 2,484,482
141 Chatham Lodging Trust 1,426
106,460 Compass, Inc.
a
383,256
32,839 CoStar Group, Inc.
a
3,172,247
7,331 Crown Castle, Inc. 775,840
213,010 Cushman and Wakefield plc
a
2,228,085
16,084 DigitalBridge Group, Inc. 309,939
20,409 Douglas Elliman, Inc.
a
32,246
10,261 EastGroup Properties, Inc. 1,844,620
13,211 Elme Communities 183,897
32,097 EPR Properties 1,362,518
124,185 Equity Commonwealth
a
2,344,613
7,244 Equity Residential 457,169
196,814 Essential Properties Realty Trust,
Inc. 5,247,061
1,517 Essex Property Trust, Inc. 371,377
440 Extra Space Storage, Inc. 64,680
13,654 First Industrial Realty Trust, Inc. 717,381
13,711 FirstService Corporation 2,273,284
1,129 Forestar Group, Inc.
a
45,375
63,757 Four Corners Property Trust, Inc. 1,560,134
25,198 Getty Realty Corporation 689,165
40,842 Healthcare Realty Trust, Inc. 577,914
5,490 Howard Hughes Holdings, Inc.
a
398,684
102,701 Independence Realty Trust, Inc. 1,656,567
19,604 Industrial Logistics Properties Trust 84,101
51,772 Invitation Homes, Inc. 1,843,601
25,936 Kennedy-Wilson Holdings, Inc. 222,531
98,960 LXP Industrial Trust 892,619
88,259 National Storage Affiliates Trust 3,456,222
49,903 NetSTREIT Corporation 916,718
29,335 NNN REIT, Inc. 1,253,778
28,355 Park Hotels & Resorts, Inc. 495,929
4,271 Peakstone Realty Trust 68,891
33,267 Pebblebrook Hotel Trust 512,644
88,365 Phillips Edison and Company, Inc. 3,169,653
4,219 Plymouth Industrial REIT, Inc. 94,927
20,199 Retail Opportunity Investments
Corporation 258,951
7,390 Rexford Industrial Realty, Inc. 371,717
26,263 RLJ Lodging Trust 310,429
3,087 RMR Group, Inc. 74,088
13,593 Sabra Health Care REIT, Inc. 200,769
43,921 SBA Communications Corporation 9,517,681
74,382 STAG Industrial, Inc. 2,859,244
24,116 Summit Hotel Properties, Inc. 156,995
12,200 Tanger, Inc. 360,266
63,824 Terreno Realty Corporation 4,237,914
47,975 UDR, Inc. 1,794,745
5,018 Ventas, Inc. 218,484
3,837 Welltower, Inc. 358,529
4,540 Zillow Group, Inc.
a
217,284
9,148 Zillow Group, Inc. Class C
a
446,239
Total 73,027,067
Utilities (0.4%)
9,671 ALLETE, Inc. 576,779
2,256 Alliant Energy Corporation 113,702
2,289 American States Water Company 165,357
16,289 American Water Works Company,
Inc. 1,990,679
466 Artesian Resources Corporation 17,293
3,905 CenterPoint Energy, Inc. 111,254
40,498 Clearway Energy, Inc., Class A 871,112
55,119 Clearway Energy, Inc., Class C 1,270,493

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (30.6%) Value
Utilities (0.4%) - continued
6,179 Constellation Energy Corporation $ 1,142,188
9,724 Duke Energy Corporation 940,408
7,719 Entergy Corporation 815,744
141,309 Evergy, Inc. 7,543,074
15,000 Eversource Energy 896,550
1,808 NextEra Energy Partners, LP 54,385
4,297 NiSource, Inc. 118,855
14,780 Northwestern Energy Group, Inc. 752,745
5,684 OGE Energy Corporation 194,961
15,832 PNM Resources, Inc. 595,917
84,541 Portland General Electric
Company 3,550,722
11,826 Public Service Enterprise Group,
Inc. 789,740
11,091 Spire, Inc. 680,655
130,571 UGI Corporation 3,204,212
93,987 Xcel Energy, Inc. 5,051,801
Total 31,448,626
Total Common Stock
(cost $1,426,272,878) 2,139,934,300
Principal
Amount Long-Term Fixed Income ( 9.6% ) Value
Asset-Backed Securities (0.2%)
510 Asset Backed Trust
$ 950,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
c,d
876,980
720 East CLO I, Ltd.
850,000
8.568%,  (TSFR3M +
3.250%), 1/20/2036, Ser.
2022-1A, Class B
c,e
858,363
275,000
9.568%,  (TSFR3M +
4.250%), 1/20/2036, Ser.
2022-1A, Class C
c,e
277,708
Access Group, Inc.
56,195
5.935%,  (SOFR30A +
0.614%), 2/25/2036, Ser.
2013-1, Class A
c,e
55,504
AMSR Trust
500,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
c
438,025
675,000
2.517%,  12/17/2038, Ser.
2021-SFR4, Class C
c
613,785
Ares XL CLO, Ltd.
1,000,000
8.376%,  (TSFR3M +
3.062%), 1/15/2029, Ser.
2016-40A, Class CRR
c,e
998,325
Avis Budget Rental Car Funding
AESOP, LLC
225,000
5.360%,  6/20/2030, Ser.
2024-1A, Class A
c
226,114
CMFT Net Lease Master Issuer,
LLC
622,508
2.090%,  7/20/2051, Ser.
2021-1, Class A1
c
535,278
Commonbond Student Loan Trust
54,463
5.944%,  (TSFR1M +
0.614%), 2/25/2044, Ser.
2018-AGS, Class A2
c,e
53,488
Drive Auto Receivables Trust
550,000
1.390%,  3/15/2029, Ser.
2021-2, Class D 526,512
Principal
Amount Long-Term Fixed Income (9.6%) Value
Asset-Backed Securities (0.2%) - continued
Dryden 36 Senior Loan Fund
$ 850,000
7.626%,  (TSFR3M +
2.312%), 4/15/2029, Ser.
2014-36A, Class CR3
c,e
$ 849,952
Foundation Finance Trust
349,475
1.270%,  5/15/2041, Ser.
2021-1A, Class A
c
317,442
FRTKL Trust
1,150,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
c
1,044,945
Goodgreen
610,069
3.860%,  10/15/2054, Ser.
2019-1A, Class A
c
547,687
Home Partners of America Trust
1,201,799
2.302%,  12/17/2026, Ser.
2021-2, Class B
c
1,097,621
978,740
2.078%,  9/17/2041, Ser.
2021-1, Class C
c
811,948
Laurel Road Prime Student Loan
Trust
218,010
5.920%,  11/25/2043, Ser.
2018-D, Class A
c,e
202,728
Longfellow Place CLO, Ltd.
254,528
7.876%,  (TSFR3M +
2.562%), 4/15/2029, Ser.
2013-1A, Class CR3
c,e
254,494
National Collegiate Trust
234,554
5.739%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
c,e
228,601
Pretium Mortgage Credit Partners,
LLC
408,745
5.240%,  4/25/2052, Ser.
2022-NPL2, Class A1
c,d
402,125
299,827
5.240%,  9/27/2060, Ser.
2021-NPL1, Class A1
c,d
295,177
Progress Residential Trust
450,000
3.350%,  2/17/2041, Ser.
2024-SFR1, Class A
c
414,462
Renaissance Home Equity Loan
Trust
1,083,770
5.580%,  11/25/2036, Ser.
2006-3, Class AF2
d
360,109
Saxon Asset Securities Trust
430,017
3.243%,  8/25/2035, Ser.
2004-2, Class MF2
e
359,580
VCAT Asset Securitization, LLC
508,092
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
c,d
507,104
Vericrest Opportunity Loan
Transferee
376,908
4.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
c,d
365,762
451,856
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
c,d
402,385
270,576
5.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
c,d
263,251
375,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
c,d
317,560

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (9.6%) Value
Asset-Backed Securities (0.2%) - continued
Wind River CLO, Ltd.
$ 625,000
7.579%,  (TSFR3M +
2.262%), 7/20/2030, Ser.
2013-1A, Class BRR
c,e
$ 624,990
Total 15,128,005
Basic Materials (0.1%)
Anglo American Capital plc
275,000 3.875%,  3/16/2029
c
257,272
ATI, Inc.
120,000 7.250%,  8/15/2030 124,035
Axalta Coating Systems Dutch
Holding B BV
150,000 7.250%,  2/15/2031
c
156,031
Baffinland Iron Mines Corporation/
Baffinland Iron Mines, LP
23,000 8.750%,  7/15/2026
c
21,213
Cascades, Inc./Cascades USA,
Inc.
165,000 5.125%,  1/15/2026
c
161,733
Chemours Company
247,000 5.750%,  11/15/2028
c
227,758
Cleveland-Cliffs, Inc.
190,000 5.875%,  6/1/2027 189,662
90,000 4.625%,  3/1/2029
c
83,898
Consolidated Energy Finance SA
338,000 5.625%,  10/15/2028
c
283,663
EIDP, Inc.
224,000 4.500%,  5/15/2026 221,421
First Quantum Minerals, Ltd.
314,000 6.875%,  10/15/2027
c
301,052
FMC Corporation
227,000 5.150%,  5/18/2026 225,558
Glencore Funding, LLC
226,000 3.375%,  9/23/2051
c
154,686
323,000 4.000%,  3/27/2027
c
312,239
219,000 6.125%,  10/6/2028
c
226,308
Hecla Mining Company
90,000 7.250%,  2/15/2028 90,098
Hudbay Minerals, Inc.
202,000 4.500%,  4/1/2026
c
195,665
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
152,000 9.000%,  7/1/2028
c
149,948
Innophos Holdings, Inc.
57,000 9.375%,  2/15/2028
c
47,542
International Flavors & Fragrances,
Inc.
269,000 1.230%,  10/1/2025
c
251,784
Mercer International, Inc.
68,000 5.125%,  2/1/2029 59,770
Methanex Corporation
88,000 4.250%,  12/1/2024 87,238
Mineral Resources, Ltd.
36,000 9.250%,  10/1/2028
c
37,915
Mosaic Company
198,000 5.375%,  11/15/2028 200,379
Newmont Corporation/Newcrest
Finance, Pty. Ltd.
79,000 5.350%,  3/15/2034
c
79,504
Novelis Corporation
85,000 3.250%,  11/15/2026
c
79,201
100,000 4.750%,  1/30/2030
c
92,262
Principal
Amount Long-Term Fixed Income (9.6%) Value
Basic Materials (0.1%) - continued
$ 85,000 3.875%,  8/15/2031
c
$ 73,015
Nutrien, Ltd.
112,000 4.900%,  3/27/2028 111,407
OCI NV
115,000 4.625%,  10/15/2025
c
112,331
Olin Corporation
245,000 5.125%,  9/15/2027 239,334
SCIL IV, LLC/SCIL USA Holdings,
LLC
118,000 5.375%,  11/1/2026
c
114,523
Smurfit Kappa Treasury, ULC
223,000 5.777%,  4/3/2054
c,f
225,564
SNF Group SACA
166,000 3.375%,  3/15/2030
c
143,692
SunCoke Energy, Inc.
180,000 4.875%,  6/30/2029
c
162,973
Taseko Mines, Ltd.
207,000 7.000%,  2/15/2026
b,c
207,847
Tronox, Inc.
58,000 4.625%,  3/15/2029
c
52,022
Unifrax Escrow Issuer Corporation
147,000 5.250%,  9/30/2028
c
94,797
United States Steel Corporation
190,000 6.875%,  3/1/2029 191,823
Total 6,047,163
Capital Goods (0.2%)
AAR Escrow Issuer, LLC
140,000 6.750%,  3/15/2029
c
141,077
Advanced Drainage Systems, Inc.
157,000 6.375%,  6/15/2030
c
157,812
AECOM
116,000 5.125%,  3/15/2027 113,953
Amsted Industries, Inc.
145,000 5.625%,  7/1/2027
c
142,822
ARD Finance SA
56,000 6.500%,  6/30/2027
c
18,740
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
150,000 5.250%,  8/15/2027
b,c
94,500
99,000 5.250%,  8/15/2027
b,c
62,370
BAE Systems plc
200,000 5.500%,  3/26/2054
c
201,897
200,000 5.250%,  3/26/2031
c
200,820
Boeing Company
505,000 5.930%,  5/1/2060 473,455
234,000 5.040%,  5/1/2027 229,587
538,000 5.705%,  5/1/2040 514,942
Bombardier, Inc.
184,000 7.875%,  4/15/2027
c
184,129
145,000 6.000%,  2/15/2028
c
142,633
Brand Industrial Services, Inc.
132,000 10.375%,  8/1/2030
c
142,912
Builders FirstSource, Inc.
140,000 5.000%,  3/1/2030
c
133,586
Canpack SA/Canpack US, LLC
236,000 3.875%,  11/15/2029
c
208,849
Carrier Global Corporation
244,000 2.700%,  2/15/2031 209,947
Chart Industries, Inc.
179,000 7.500%,  1/1/2030
c
185,882
Clean Harbors, Inc.
237,000 6.375%,  2/1/2031
c
238,741

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (9.6%) Value
Capital Goods (0.2%) - continued
Clydesdale Acquisition Holdings,
Inc.
$ 24,000 6.625%,  4/15/2029
c
$ 23,981
48,000 8.750%,  4/15/2030
c
47,162
CNH Industrial NV
154,000 3.850%,  11/15/2027 147,883
Cornerstone Building Brands, Inc.
123,000 6.125%,  1/15/2029
c
109,637
Covanta Holding Corporation
85,000 4.875%,  12/1/2029
c
76,181
CP Atlas Buyer, Inc.
195,000 7.000%,  12/1/2028
b,c
183,009
Crown Cork & Seal Company, Inc.
153,000 7.375%,  12/15/2026 160,515
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
180,000 6.625%,  12/15/2030
c
181,727
GFL Environmental, Inc.
140,000 4.000%,  8/1/2028
c
129,035
248,000 3.500%,  9/1/2028
c
227,166
H&E Equipment Services, Inc.
313,000 3.875%,  12/15/2028
c
286,546
Herc Holdings, Inc.
148,000 5.500%,  7/15/2027
c
145,364
Howmet Aerospace, Inc.
338,000 5.950%,  2/1/2037 349,807
Ingersoll Rand, Inc.
55,000 5.700%,  8/14/2033 56,421
Lockheed Martin Corporation
193,000 5.200%,  2/15/2064 190,837
120,000 6.150%,  9/1/2036 130,850
Mauser Packaging Solutions
Holding Company
124,000 9.250%,  4/15/2027
c
123,012
Miter Brands Acquisition Holdco,
Inc./MIWD Borrower, LLC
35,000 6.750%,  4/1/2032
c
35,120
MIWD Holdco II, LLC
96,000 5.500%,  2/1/2030
c
88,349
Mueller Water Products, Inc.
101,000 4.000%,  6/15/2029
c
91,610
Nesco Holdings II, Inc.
190,000 5.500%,  4/15/2029
c
179,759
New Enterprise Stone and Lime
Company, Inc.
210,000 5.250%,  7/15/2028
c
201,178
Nordson Corporation
218,000 5.600%,  9/15/2028 222,035
Northrop Grumman Corporation
470,000 3.850%,  4/15/2045 378,222
OI European Group BV
184,000 4.750%,  2/15/2030
c
169,408
Owens-Brockway Glass Container,
Inc.
96,000 6.625%,  5/13/2027
c
96,054
Pactiv Evergreen Group
130,000 4.375%,  10/15/2028
c
121,273
PGT Innovations, Inc.
175,000 4.375%,  10/1/2029
c
177,700
Regal Rexnord Corporation
281,000 6.050%,  2/15/2026
c
282,451
Principal
Amount Long-Term Fixed Income (9.6%) Value
Capital Goods (0.2%) - continued
Roller Bearing Company of
America, Inc.
$ 136,000 4.375%,  10/15/2029
c
$ 124,524
Rolls-Royce plc
87,000 5.750%,  10/15/2027
c
87,238
RTX Corporation
68,000 6.400%,  3/15/2054 76,932
179,000 4.125%,  11/16/2028 173,144
375,000 4.450%,  11/16/2038 337,766
Sealed Air Corporation
149,000 6.125%,  2/1/2028
c
149,309
Smyrna Ready Mix Concrete, LLC
165,000 8.875%,  11/15/2031
c
176,367
Spirit AeroSystems, Inc.
174,000 9.750%,  11/15/2030
c
194,630
SRM Escrow Issuer, LLC
103,000 6.000%,  11/1/2028
c
100,668
Summit Materials, LLC/Summit
Materials Finance Corporation
47,000 7.250%,  1/15/2031
c
48,851
Textron, Inc.
320,000 3.375%,  3/1/2028 299,596
Titan Acquisition, Ltd./Titan Co-
Borrower, LLC
95,000 7.750%,  4/15/2026
b,c
94,887
Trane Technologies Financing, Ltd.
162,000 3.500%,  3/21/2026 156,714
TransDigm, Inc.
308,000 5.500%,  11/15/2027 301,456
200,000 7.125%,  12/1/2031
c
206,112
163,000 6.625%,  3/1/2032
c
164,677
Triumph Group, Inc.
159,000 9.000%,  3/15/2028
c
167,623
Trivium Packaging Finance
87,000 5.500%,  8/15/2026
c
85,780
75,000 8.500%,  8/15/2027
c
74,064
United Rentals North America, Inc.
175,000 4.875%,  1/15/2028 170,302
185,000 4.000%,  7/15/2030 168,362
Veralto Corporation
215,000 5.350%,  9/18/2028
c
217,790
Waste Management, Inc.
219,000 4.875%,  2/15/2034 217,502
Waste Pro USA, Inc.
110,000 5.500%,  2/15/2026
c
108,337
WESCO Distribution, Inc.
112,000 7.250%,  6/15/2028
c
114,345
58,000 6.375%,  3/15/2029
c
58,596
41,000 6.625%,  3/15/2032
c
41,664
Total 12,528,182
Collateralized Mortgage Obligations (0.4%)
Angel Oak Mortgage Trust
569,704
5.985%,  1/25/2069, Ser.
2024-2, Class A1
c,d
567,699
Banc of America Alternative Loan
Trust
11,376
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 9,753
BINOM Securitization Trust
458,027
2.370%,  6/25/2056, Ser.
2021-INV1, Class A2
c,e
392,775

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (9.6%) Value
Collateralized Mortgage Obligations (0.4%) -
continued
CHNGE Mortgage Trust
$ 764,143
7.100%,  7/25/2058, Ser.
2023-3, Class A1
c,d
$ 764,166
855,308
6.000%,  10/25/2057, Ser.
2022-4, Class A1
c,d
843,291
Citicorp Mortgage Securities, Inc.
520,181
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 457,076
Citigroup Mortgage Loan Trust,
Inc.
1,867
6.524%,  3/25/2037, Ser.
2007-AR4, Class 2A1A
e
1,838
COLT Mortgage Loan Trust
899,207
1.726%,  11/25/2066, Ser.
2021-5, Class A1
c,e
768,241
Countrywide Alternative Loan Trust
294,146
4.009%,  10/25/2035, Ser.
2005-43, Class 4A1
e
237,598
573,414
7.000%,  10/25/2037, Ser.
2007-24, Class A10 206,262
Countrywide Home Loans, Inc.
149,615
5.750%,  4/25/2037, Ser.
2007-3, Class A27 68,755
Credit Suisse Mortgage Trust
500,000
3.346%,  1/25/2067, Ser.
2022-ATH1, Class A1B
c,e
432,048
875,000
4.000%,  2/25/2067, Ser.
2022-NQM2, Class A1B
c,e
780,641
407,128
6.567%,  8/25/2067, Ser.
2022-ATH3, Class A3
c,e
400,765
424,238
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
c,e
357,013
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
63,779
6.000%,  4/25/2024, Ser.
2006-AR5, Class 23A 33,896
Federal Home Loan Mortgage
Corporation - REMIC
1,013,632
4.000%,  1/25/2051, Ser.
5249, Class LA 968,764
829,476
4.000%,  9/25/2052, Ser.
5256, Class A 783,327
275,452
3.000%,  2/15/2033, Ser.
4170, Class IG
g
21,423
599,384
3.000%,  3/15/2033, Ser.
4180, Class PI
g
56,738
1,146,046
4.500%,  10/15/2033, Ser.
2695, Class BH 1,128,260
1,000,000
2.500%,  12/15/2048, Ser.
5094, Class BC 783,485
Federal National Mortgage
Association - REMIC
1,245,414
4.500%,  6/25/2052, Ser.
2022-43, Class MA 1,217,120
741,741
4.000%,  7/25/2052, Ser.
2022-37, Class PE 707,795
1,215,674
Zero Coupon,  11/25/2053,
Ser. 2023-54, Class EO 962,337
544,082
3.000%,  12/25/2027, Ser.
2012-137, Class AI
g
17,549
1,982,018
5.250%,  7/25/2039, Ser.
2022-72, Class CB 1,963,048
1,141,460
4.500%,  1/25/2046, Ser.
2022-68, Class BA 1,113,509
Principal
Amount Long-Term Fixed Income (9.6%) Value
Collateralized Mortgage Obligations (0.4%) -
continued
Flagstar Mortgage Trust
$ 529,003
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
c,e
$ 462,739
GCAT Trust
725,729
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
c,e
637,501
GS Mortgage-Backed Securities
Trust
965,699
3.000%,  6/25/2052, Ser.
2022-GR1, Class A2
c,e
806,321
J.P. Morgan Mortgage Trust
1,041,779
2.500%,  2/25/2052, Ser.
2021-INV7, Class A2A
c,e
834,644
712,092
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
c,e
586,938
LHOME Mortgage Trust
69,883
3.090%,  6/25/2026, Ser.
2021-RTL2, Class A1
c
69,701
550,000
7.628%,  11/25/2028, Ser.
2023-RTL4, Class A1
c,d
556,612
Mello Mortgage Capital
Acceptance
1,038,880
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
c,e
832,321
Merrill Lynch Alternative Note
Asset Trust
145,937
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 53,445
New Residential Mortgage Loan
Trust
2,033,042
2.500%,  9/25/2051, Ser.
2021-INV2, Class A2
c,e
1,628,817
NYMT Loan Trust I
445,240
2.239%,  5/25/2026, Ser.
2021-BPL1, Class A1
c,d
438,729
OBX Trust
525,000
3.688%,  1/25/2062, Ser.
2022-NQM3, Class A1B
c,e
459,043
Palisades Mortgage Loan Trust
1,256,542
3.487%,  6/25/2026, Ser.
2021-RTL1, Class A1
c
1,256,542
Residential Accredit Loans, Inc.
Trust
214,785
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 181,666
Residential Funding Mortgage
Security I Trust
55,661
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 42,220
ROC Securities Trust Series
1,080,084
3.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
c,e
1,073,953
Saluda Grade Alternative
Mortgage Trust
800,000
7.762%,  4/25/2030, Ser.
2024-RTL5, Class A1
c,d
800,557
Sequoia Mortgage Trust
155,168
3.626%,  9/20/2046, Ser.
2007-1, Class 4A1
e
104,721
Toorak Mortgage Corporation, Ltd.
454,168
3.240%,  6/25/2024, Ser.
2021-1, Class A1
c
449,366

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (9.6%) Value
Collateralized Mortgage Obligations (0.4%) -
continued
TRK Trust
$ 727,282
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
c,e
$ 623,141
Unlock HEA Trust
600,000
7.000%,  4/25/2039, Ser.
2024-1, Class A
c
586,500
Vericrest Opportunity Loan
Transferee
384,740
5.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
c,d
376,417
Verus Securitization Trust
415,139
2.286%,  11/25/2066, Ser.
2021-8, Class A2
c,e
348,550
192,433
6.664%,  12/25/2068, Ser.
2023-8, Class A2
c,d
193,374
Total 29,448,990
Commercial Mortgage-Backed Securities (0.3%)
BANK 2022-BNK39
16,421,096
0.423%,  2/15/2055, Ser.
2022-BNK39, Class XA
e,g
437,443
BBCMS Mortgage Trust
8,042,494
0.713%,  2/15/2055, Ser.
2022-C14, Class XA
e,g
315,323
6,977,308
1.151%,  9/15/2055, Ser.
2022-C17, Class XA
e,g
529,687
6,827,244
1.820%,  10/15/2053, Ser.
2020-C8, Class XA
e,g
566,203
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
2,750,000
3.000%,  6/25/2032, Ser.
K147, Class A2
e,h
2,440,041
1,750,000
3.500%,  7/25/2032, Ser.
K148, Class A2
e,h
1,610,529
3,100,000
3.530%,  8/25/2032, Ser.
K149, Class A2
h
2,855,836
500,000
3.710%,  9/25/2032, Ser.
K-150, Class A2
e,h
466,384
2,800,000
3.800%,  10/25/2032, Ser.
K-151, Class A2
e,h
2,627,626
1,750,000
3.820%,  12/25/2032, Ser.
K-153, Class A2
e,h
1,643, 900
2,200,000
4.500%,  8/25/2033, Ser.
K-160, Class A2
e,h
2,169,517
3,700,000
5.150%,  12/25/2033, Ser.
K-162, Class A2
h
3,830,131
Morgan Stanley Capital I Trust
7,097,968
1.830%,  7/15/2053, Ser.
2020-HR8, Class XA
e,g
622,686
SCOTT Trust
1,150,000
5.910%,  3/15/2040, Ser.
2023-SFS, Class A
c
1,156,567
Total 21,271,873
Communications Services (0.3%)
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
146,000 10.500%,  2/15/2028
c
67,672
Altice Financing SA
140,000 5.750%,  8/15/2029
c
112,174
Principal
Amount Long-Term Fixed Income (9.6%) Value
Communications Services (0.3%) - continued
Altice France SA/France
$ 110,000 8.125%,  2/1/2027
c
$ 85,982
94,000 5.125%,  7/15/2029
c
63,547
227,000 5.500%,  10/15/2029
c
154,072
AMC Networks, Inc.
99,000 4.750%,  8/1/2025
b
98,875
29,000 10.250%,  1/15/2029
c,f
29,211
American Tower Corporation
100,000 3.375%,  10/15/2026 95,514
215,000 5.800%,  11/15/2028 220,124
291,000 2.900%,  1/15/2030 255,858
136,000 5.650%,  3/15/2033 138,128
AT&T, Inc.
337,000 3.650%,  6/1/2051 247,404
451,000 3.500%,  9/15/2053 318,191
222,000 2.300%,  6/1/2027 204,631
246,000 4.350%,  3/1/2029
b
239,663
227,000 5.400%,  2/15/2034 229,978
459,000 4.900%,  8/15/2037 435,522
Bell Telephone Company of
Canada
292,000 5.550%,  2/15/2054 291,510
CCO Holdings, LLC/CCO Holdings
Capital Corporation
133,000 5.500%,  5/1/2026
c
130,970
220,000 5.125%,  5/1/2027
c
209,610
116,000 5.000%,  2/1/2028
c
107,985
18,000 6.375%,  9/1/2029
c
17,076
103,000 4.250%,  2/1/2031
c
84,115
445,000 4.750%,  2/1/2032
c
363,175
155,000 4.250%,  1/15/2034
c
117,002
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
149,000 6.150%,  11/10/2026 150,167
335,000 4.200%,  3/15/2028 315,747
650,000 3.500%,  6/1/2041 436,459
Cimpress plc
120,000 7.000%,  6/15/2026 120,108
Clear Channel Outdoor Holdings,
Inc.
211,000 7.500%,  6/1/2029
c
174,506
Clear Channel Worldwide
Holdings, Inc.
241,000 5.125%,  8/15/2027
c
227,175
Comcast Corporation
337,000 5.350%,  5/15/2053 334,472
247,000 2.887%,  11/1/2051 160,333
220,000 4.250%,  10/15/2030 212,530
285,000 4.400%,  8/15/2035 267,521
380,000 4.750%,  3/1/2044 349,075
Connect Finco SARL/Connect US
Finco, LLC
92,000 6.750%,  10/1/2026
c
90,185
CSC Holdings, LLC
57,000 11.750%,  1/31/2029
c
57,089
378,000 6.500%,  2/1/2029
c
320,283
257,000 5.750%,  1/15/2030
c
136,049
92,000 4.125%,  12/1/2030
c
65,785
Deutsche Telekom International
Finance BV
560,000 8.750%,  6/15/2030 661,983

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (9.6%) Value
Communications Services (0.3%) - continued
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
$ 364,000 5.875%,  8/15/2027
c
$ 344,357
Discovery Communications, LLC
373,000 4.900%,  3/11/2026 369,296
DISH DBS Corporation
62,000 5.875%,  11/15/2024
b
59,404
78,000 5.250%,  12/1/2026
b,c
61,418
62,000 7.375%,  7/1/2028 29,848
108,000 5.750%,  12/1/2028
b,c
74,224
95,000 5.125%,  6/1/2029 39,623
DISH Network Corporation
120,000 11.750%,  11/15/2027
c
122,512
Frontier Communications
Holdings, LLC
214,000 5.875%,  10/15/2027
c
207,181
161,000 6.750%,  5/1/2029
c
143,482
45,000 8.750%,  5/15/2030
c
46,045
GCI, LLC
170,000 4.750%,  10/15/2028
c
155,874
Gray Television, Inc.
210,000 4.750%,  10/15/2030
c
137,726
58,000 5.375%,  11/15/2031
c
38,032
iHeartCommunications, Inc.
140,000 6.375%,  5/1/2026 119,432
Iliad Holding SASU
221,000 6.500%,  10/15/2026
c
218,930
Lamar Media Corporation
97,000 3.625%,  1/15/2031 85,111
LCPR Senior Secured Financing
DAC
238,000 6.750%,  10/15/2027
c
223,367
Level 3 Financing, Inc.
277,000 4.625%,  9/15/2027
c
184,205
140,000 4.250%,  7/1/2028
c
65,800
85,000 10.500%,  5/15/2030
b,c
86,912
McGraw-Hill Education, Inc.
185,000 8.000%,  8/1/2029
b,c
173,885
Meta Platforms, Inc.
168,000 5.600%,  5/15/2053 177,565
186,000 4.800%,  5/15/2030 187,019
378,000 3.850%,  8/15/2032 354,211
Netflix, Inc.
93,000 5.875%,  11/15/2028 96,676
254,000 5.375%,  11/15/2029
c
259,204
230,000 4.875%,  6/15/2030
c
228,391
News Corporation
171,000 3.875%,  5/15/2029
c
156,371
NTT Finance Corporation
268,000 4.372%,  7/27/2027
c
263,284
Omnicom Group, Inc.
200,000 4.200%,  6/1/2030 190,373
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
72,000 4.625%,  3/15/2030
c
64,572
Paramount Global
101,000 6.375%,  3/30/2062
e
93,321
Playtika Holding Corporation
151,000 4.250%,  3/15/2029
c
130,723
Rogers Communications, Inc.
268,000 5.000%,  2/15/2029 266,139
352,000 5.300%,  2/15/2034 348,860
Principal
Amount Long-Term Fixed Income (9.6%) Value
Communications Services (0.3%) - continued
Scripps Escrow II, Inc.
$ 54,000 3.875%,  1/15/2029
c
$ 42,939
78,000 5.375%,  1/15/2031
c
47,991
Sinclair Television Group, Inc.
210,000 4.125%,  12/1/2030
c
152,956
Sirius XM Radio, Inc.
285,000 5.000%,  8/1/2027
c
274,194
115,000 4.000%,  7/15/2028
c
105,210
Sprint Capital Corporation
566,000 8.750%,  3/15/2032 686,304
Take-Two Interactive Software, Inc.
222,000 4.950%,  3/28/2028 221,147
TEGNA, Inc.
58,000 4.750%,  3/15/2026
c
56,863
186,000 4.625%,  3/15/2028 170,126
Telecom Italia Capital SA
146,000 6.000%,  9/30/2034 133,539
Telecom Italia SPA/Milano
75,000 5.303%,  5/30/2024
c
74,592
Telesat Canada/Telesat, LLC
85,000 4.875%,  6/1/2027
c
44,200
45,000 6.500%,  10/15/2027
c
18,000
T-Mobile USA, Inc.
561,000 3.600%,  11/15/2060 393,356
324,000 4.850%,  1/15/2029 321,600
315,000 4.375%,  4/15/2040 280,553
United States Cellular Corporation
40,000 6.700%,  12/15/2033 39,206
Uniti Group, LP/Uniti Group
Finance, Inc./CSL Capital, LLC
177,000 4.750%,  4/15/2028
c
154,543
103,000 6.500%,  2/15/2029
c
79,828
Univision Communications, Inc.
194,000 4.500%,  5/1/2029
c
173,369
Urban One, Inc.
35,000 7.375%,  2/1/2028
c
29,699
Verizon Communications, Inc.
337,000 3.000%,  11/20/2060 210,148
725,000 2.650%,  11/20/2040 510,864
492,000 3.400%,  3/22/2041 384,548
Viasat, Inc.
94,000 6.500%,  7/15/2028
b,c
72,588
Virgin Media Finance plc
73,000 5.000%,  7/15/2030
c
61,770
Virgin Media Secured Finance plc
149,000 5.500%,  5/15/2029
c
137,761
VZ Secured Financing BV
243,000 5.000%,  1/15/2032
c
208,641
Warnermedia Holdings, Inc.
269,000 4.054%,  3/15/2029 251,818
338,000 5.050%,  3/15/2042 290,509
YPSO Finance BIS SA
115,000 10.500%,  5/15/2027
c
43,030
Zayo Group Holdings, Inc.
70,000 4.000%,  3/1/2027
c
57,620
Ziggo Bond Company BV
69,000 5.125%,  2/28/2030
b,c
59,092
Total 19,989,433
Consumer Cyclical (0.3%)
1011778 B.C., ULC/New Red
Finance, Inc.
250,000 4.375%,  1/15/2028
c
236,483

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (9.6%) Value
Consumer Cyclical (0.3%) - continued
Adient Global Holdings, Ltd.
$ 93,000 8.250%,  4/15/2031
b,c
$ 98,137
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation
35,000 6.625%,  7/15/2026
c
34,977
140,000 6.000%,  6/1/2029
b,c
120,459
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
245,000 4.625%,  6/1/2028
c
223,727
Allison Transmission, Inc.
97,000 3.750%,  1/30/2031
c
84,635
Amazon.com, Inc.
286,000 3.875%,  8/22/2037 258,183
AMC Entertainment Holdings, Inc.
42,000 7.500%,  2/15/2029
c
28,053
American Axle & Manufacturing,
Inc.
285,000 6.500%,  4/1/2027
b
284,033
American Honda Finance
Corporation
200,000 4.900%,  3/12/2027 199,604
218,000 5.850%,  10/4/2030 228,006
Anywhere Real Estate Group,
LLC/Anywhere Co-Issuer
Corporation
31,000 7.000%,  4/15/2030
c
27,603
Arches Buyer, Inc.
127,000 6.125%,  12/1/2028
c
106,385
Arko Corporation
109,000 5.125%,  11/15/2029
c
90,216
Asbury Automotive Group, Inc.
99,000 5.000%,  2/15/2032
c
89,698
Ashton Woods USA, LLC/Ashton
Woods Finance Company
140,000 4.625%,  8/1/2029
c
129,138
60,000 4.625%,  4/1/2030
c
54,820
Beazer Homes USA, Inc.
40,000 7.500%,  3/15/2031
c
40,396
Boyd Gaming Corporation
155,000 4.750%,  6/15/2031
c
142,437
Boyne USA, Inc.
66,000 4.750%,  5/15/2029
c
61,180
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
160,000 6.250%,  9/15/2027
c
156,532
Caesars Entertainment, Inc.
50,000 8.125%,  7/1/2027
c
51,208
380,000 4.625%,  10/15/2029
c
346,511
70,000 6.500%,  2/15/2032
c
70,616
Carnival Corporation
80,000 7.625%,  3/1/2026
c
80,941
297,000 5.750%,  3/1/2027
c
293,951
70,000 4.000%,  8/1/2028
c
65,205
59,000 6.000%,  5/1/2029
c
58,216
Carvana Company
99,000
0.000%,PIK 12.000%,
12/1/2028
c,i
96,796
Cedar Fair, LP
140,000 5.250%,  7/15/2029 132,710
Churchill Downs, Inc.
140,000 4.750%,  1/15/2028
c
133,275
71,000 6.750%,  5/1/2031
c
71,397
Principal
Amount Long-Term Fixed Income (9.6%) Value
Consumer Cyclical (0.3%) - continued
Cinemark USA, Inc.
$ 172,000 5.875%,  3/15/2026
c
$ 169,817
Clarios Global, LP/Clarios US
Finance Company, Inc.
110,000 8.500%,  5/15/2027
c
110,166
178,000 6.750%,  5/15/2028
c
180,426
D.R. Horton, Inc.
72,000 2.600%,  10/15/2025 68,989
Daimler Trucks Finance North
America, LLC
390,000 2.000%,  12/14/2026
c
358,543
Dana, Inc.
85,000 4.500%,  2/15/2032 73,467
eG Global Finance plc
28,000 12.000%,  11/30/2028
c
29,762
Expedia Group, Inc.
484,000 3.250%,  2/15/2030 435,686
Ford Motor Company
211,000 3.250%,  2/12/2032 175,511
Ford Motor Credit Company, LLC
225,000 2.300%,  2/10/2025 218,198
328,000 2.900%,  2/10/2029 289,198
258,000 7.122%,  11/7/2033 277,585
Forestar Group, Inc.
145,000 3.850%,  5/15/2026
c
138,474
General Motors Company
325,000 6.125%,  10/1/2025 327,734
General Motors Financial
Company, Inc.
230,000 1.500%,  6/10/2026 211,567
105,000 5.400%,  5/8/2027 105,275
350,000 5.800%,  1/7/2029 356,166
GLP Capital, LP
467,000 5.750%,  6/1/2028 467,345
Goodyear Tire & Rubber Company
110,000 5.000%,  7/15/2029
b
102,699
Hanesbrands, Inc.
66,000 4.875%,  5/15/2026
c
64,259
64,000 9.000%,  2/15/2031
b,c
65,756
Hilton Domestic Operating
Company, Inc.
223,000 4.875%,  1/15/2030 213,813
71,000 3.625%,  2/15/2032
c
61,131
Hilton Grand Vacations Borrower
Escrow, LLC/Hilton Grand
Vacations Borrower Escrow, Inc.
115,000 5.000%,  6/1/2029
c
107,249
Home Depot, Inc.
275,000 5.400%,  9/15/2040 279,815
336,000 4.250%,  4/1/2046 291,067
315,000 3.900%,  6/15/2047 257,456
Hyundai Capital America
216,000 6.250%,  11/3/2025
c
218,209
475,000 1.800%,  1/10/2028
c
418,355
International Game Technology plc
200,000 5.250%,  1/15/2029
c
193,238
Jacobs Entertainment, Inc.
97,000 6.750%,  2/15/2029
c
94,228
KB Home
195,000 4.800%,  11/15/2029 186,116
Kohl's Corporation
170,000 4.625%,  5/1/2031 143,059

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (9.6%) Value
Consumer Cyclical (0.3%) - continued
L Brands, Inc.
$ 260,000 6.625%,  10/1/2030
c
$ 265,590
80,000 6.875%,  11/1/2035 81,805
Lennar Corporation
126,000 4.750%,  5/30/2025 124,904
Light & Wonder International, Inc.
200,000 7.250%,  11/15/2029
c
205,313
Live Nation Entertainment, Inc.
120,000 4.750%,  10/15/2027
c
114,579
Lowe's Companies, Inc.
224,000 5.625%,  4/15/2053 226,242
455,000 2.625%,  4/1/2031 391,519
Macy's Retail Holdings, LLC
155,000 5.875%,  4/1/2029
b,c
152,058
57,000 6.125%,  3/15/2032
c
55,249
Marriott International, Inc./MD
421,000 4.625%,  6/15/2030 409,589
Mattamy Group Corporation
133,000 5.250%,  12/15/2027
c
128,951
McDonald's Corporation
325,000 4.450%,  3/1/2047 283,065
Michaels Companies, Inc.
50,000 5.250%,  5/1/2028
c
42,604
45,000 7.875%,  5/1/2029
c
33,760
NCL Corporation, Ltd.
137,000 5.875%,  3/15/2026
c
135,240
156,000 5.875%,  2/15/2027
c
154,127
Nissan Motor Acceptance
Company, LLC
316,000 1.125%,  9/16/2024
c
308,851
Nordstrom, Inc.
57,000 4.375%,  4/1/2030
b
51,613
81,000 4.250%,  8/1/2031 71,123
PENN Entertainment, Inc.
140,000 4.125%,  7/1/2029
b,c
120,393
PetSmart, Inc./PetSmart Finance
Corporation
210,000 4.750%,  2/15/2028
c
196,612
130,000 7.750%,  2/15/2029
c
126,560
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
299,000 5.750%,  4/15/2026
c
298,128
132,000 6.250%,  1/15/2028
b,c
129,304
QVC, Inc.
36,000 4.375%,  9/1/2028
b
28,852
Raising Cane's Restaurants, LLC
71,000 9.375%,  5/1/2029
c
76,733
Rakuten Group, Inc.
85,000 11.250%,  2/15/2027
c
90,057
Real Hero Merger Sub 2, Inc.
97,000 6.250%,  2/1/2029
b,c
84,992
Realogy Group, LLC/Realogy
Group Co-Issuer Corporation
65,000 5.750%,  1/15/2029
b,c
46,029
Royal Caribbean Cruises, Ltd.
298,000 4.250%,  7/1/2026
c
287,583
127,000 9.250%,  1/15/2029
c
136,216
110,000 7.250%,  1/15/2030
c
114,288
Scientific Games Holdings, LP/
Scientific Games US FinCo, Inc.
40,000 6.625%,  3/1/2030
c
38,670
Principal
Amount Long-Term Fixed Income (9.6%) Value
Consumer Cyclical (0.3%) - continued
SeaWorld Parks and
Entertainment, Inc.
$ 137,000 5.250%,  8/15/2029
c
$ 129,033
Six Flags Theme Parks, Inc.
55,000 7.000%,  7/1/2025
c
55,079
Staples, Inc.
162,000 7.500%,  4/15/2026
c
158,107
53,000 10.750%,  4/15/2027
c
50,379
Station Casinos, LLC
122,000 4.625%,  12/1/2031
c
109,653
Tapestry, Inc.
245,000 7.350%,  11/27/2028 258,157
Target Corporation
337,000 2.950%,  1/15/2052 228,721
Tenneco, Inc.
186,000 8.000%,  11/17/2028
c
169,713
Toyota Motor Credit Corporation
325,000 5.000%,  3/19/2027 325,997
102,000 4.800%,  1/5/2034 100,346
Tripadvisor, Inc.
37,000 7.000%,  7/15/2025
c
36,898
VICI Properties, LP/VICI Note
Company, Inc.
340,000 4.625%,  6/15/2025
c
334,786
127,000 5.750%,  2/1/2027
c
126,840
158,000 4.125%,  8/15/2030
c
143,670
Victoria's Secret & Company
134,000 4.625%,  7/15/2029
c
109,948
Viking Cruises, Ltd.
232,000 5.875%,  9/15/2027
c
227,619
Volkswagen Group of America
Finance, LLC
325,000 5.300%,  3/22/2027
c
325,674
Wabash National Corporation
175,000 4.500%,  10/15/2028
c
160,482
Walgreens Boots Alliance, Inc.
99,000 3.200%,  4/15/2030 86,045
Walmart, Inc.
263,000 4.500%,  9/9/2052 243,787
WASH Multifamily Acquisition, Inc.
88,000 5.750%,  4/15/2026
b,c
86,009
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
137,000 7.125%,  2/15/2031
c
141,781
Yum! Brands, Inc.
210,000 4.750%,  1/15/2030
c
199,177
ZF North America Capital, Inc.
96,000 7.125%,  4/14/2030
c
101,157
Total 19,705,544
Consumer Non-Cyclical (0.3%)
1375209 B.C., Ltd.
88,000 9.000%,  1/30/2028
b,c
86,240
Abbott Laboratories
284,000 4.750%,  11/30/2036 281,669
AbbVie, Inc.
104,000 5.400%,  3/15/2054 107,047
538,000 4.300%,  5/14/2036 505,116
239,000 5.350%,  3/15/2044 243,696
AdaptHealth, LLC
253,000 4.625%,  8/1/2029
c
217,718

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (9.6%) Value
Consumer Non-Cyclical (0.3%) - continued
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
$ 180,000 4.625%,  1/15/2027
c
$ 174,203
191,000 3.500%,  3/15/2029
c
171,439
Altria Group, Inc.
216,000 6.875%,  11/1/2033 234,978
Amgen, Inc.
315,000 4.200%,  2/22/2052 259,094
266,000 5.250%,  3/2/2030 270,043
335,000 5.600%,  3/2/2043 340,837
Anheuser-Busch Companies,
LLC/Anheuser-Busch InBev
Worldwide, Inc.
434,000 4.700%,  2/1/2036 419,600
Anheuser-Busch InBev Worldwide,
Inc.
527,000 4.375%,  4/15/2038 489,772
270,000 5.550%,  1/23/2049 281,512
Archer-Daniels-Midland Company
393,000 2.700%,  9/15/2051 250,948
AstraZeneca Finance, LLC
215,000 4.800%,  2/26/2027 214,907
AstraZeneca plc
580,000 3.000%,  5/28/2051 407,039
B&G Foods, Inc.
125,000 5.250%,  9/15/2027
b
116,804
BAT Capital Corporation
94,000 5.834%,  2/20/2031 94,807
112,000 7.750%,  10/19/2032 126,387
74,000 6.000%,  2/20/2034 74,928
215,000 7.079%,  8/2/2043 229,380
Bausch + Lomb Corporation
36,000 8.375%,  10/1/2028
c
37,248
Bausch Health Companies, Inc.
96,000 5.500%,  11/1/2025
c
90,615
92,000 4.875%,  6/1/2028
c
50,205
165,000 11.000%,  9/30/2028
c
110,137
Baxter International, Inc.
325,000 3.132%,  12/1/2051 212,845
Becton, Dickinson and Company
157,000 3.794%,  5/20/2050 123,138
375,000 3.700%,  6/6/2027 360,278
BellRing Brands, Inc.
101,000 7.000%,  3/15/2030
c
104,039
Bristol-Myers Squibb Company
186,000 5.100%,  2/22/2031 187,799
556,000 3.550%,  3/15/2042 445,903
Campbell Soup Company
318,000 5.200%,  3/19/2027 318,741
208,000 5.400%,  3/21/2034 209,561
Cargill, Inc.
329,000 3.125%,  5/25/2051
c
228,713
Catalent Pharma Solutions, Inc.
70,000 3.125%,  2/15/2029
c
66,890
Central Garden & Pet Company
220,000 4.125%,  10/15/2030
b
197,362
Cheplapharm Arzneimittel GmbH
20,000 5.500%,  1/15/2028
c
19,057
Chobani, LLC/Chobani Finance
Corporation, Inc.
174,000 4.625%,  11/15/2028
c
162,261
58,000 7.625%,  7/1/2029
b,c
58,797
Principal
Amount Long-Term Fixed Income (9.6%) Value
Consumer Non-Cyclical (0.3%) - continued
CHS/Community Health Systems,
Inc.
$ 131,000 5.625%,  3/15/2027
c
$ 120,572
42,000 8.000%,  12/15/2027
c
41,199
178,000 6.000%,  1/15/2029
c
155,500
91,000 6.125%,  4/1/2030
b,c
65,621
102,000 5.250%,  5/15/2030
c
83,172
77,000 4.750%,  2/15/2031
c
59,424
Constellation Brands, Inc.
266,000 3.600%,  2/15/2028 252,627
160,000 2.875%,  5/1/2030 141,535
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
214,000 4.750%,  1/15/2029
c
202,510
120,000 6.625%,  7/15/2030
c
121,859
CVS Health Corporation
505,000 5.625%,  2/21/2053 495,941
252,000 5.125%,  2/21/2030 252,760
465,000 4.875%,  7/20/2035 447,194
Edgewell Personal Care Company
120,000 5.500%,  6/1/2028
c
117,299
Eli Lilly & Company
168,000 4.950%,  2/27/2063 163,418
Embecta Corporation
56,000 6.750%,  2/15/2030
c
48,521
Encompass Health Corporation
240,000 4.500%,  2/1/2028 228,581
Energizer Holdings, Inc.
209,000 4.750%,  6/15/2028
c
193,575
Fortrea Holdings, Inc.
93,000 7.500%,  7/1/2030
c
96,002
General Mills, Inc.
90,000 4.950%,  3/29/2033 88,996
Grifols SA
168,000 4.750%,  10/15/2028
b,c
138,997
HCA, Inc.
401,000 3.500%,  9/1/2030 362,647
Herbalife Nutrition, Ltd./HLF
Financing, Inc.
28,000 7.875%,  9/1/2025
c
27,996
HLF Financing SARL, LLC/
Herbalife International, Inc.
210,000 4.875%,  6/1/2029
c
145,950
Imperial Brands Finance plc
550,000 3.875%,  7/26/2029
c
515,862
Jazz Securities DAC
97,000 4.375%,  1/15/2029
c
90,359
JBS USA LUX SA/JBS USA Food
Company/JBS Luxembourg
SARL
219,000 6.750%,  3/15/2034
c
230,108
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
113,000 4.375%,  2/2/2052 82,061
227,000 5.500%,  1/15/2030 223,712
373,000 3.000%,  5/15/2032 304,204
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
57,000 9.000%,  2/15/2029
c
57,788
Keurig Dr Pepper, Inc.
432,000 5.200%,  3/15/2031 433,030

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (9.6%) Value
Consumer Non-Cyclical (0.3%) - continued
Kimberly-Clark Corporation
$ 300,000 3.900%,  5/4/2047 $ 246,896
Kraft Heinz Foods Company
219,000 4.375%,  6/1/2046 184,955
Legacy LifePoint Health, LLC
72,000 4.375%,  2/15/2027
c
68,610
LifePoint Health, Inc.
55,000 9.875%,  8/15/2030
c
57,532
73,000 11.000%,  10/15/2030
c
78,022
Mattel, Inc.
282,000 5.450%,  11/1/2041 261,236
Medline Borrower, LP/Medline Co-
Issuer, Inc.
117,000 6.250%,  4/1/2029
c
117,524
Medtronic, Inc.
338,000 4.375%,  3/15/2035 323,201
ModivCare Escrow Issuer, Inc.
60,000 5.000%,  10/1/2029
c
43,506
ModivCare, Inc.
48,000 5.875%,  11/15/2025
c
46,745
Mozart Debt Merger Sub, Inc.
151,000 3.875%,  4/1/2029
c
137,441
119,000 5.250%,  10/1/2029
c
112,475
Organon & Company/Organon
Foreign Debt Co-Issuer BV
167,000 4.125%,  4/30/2028
c
155,626
99,000 5.125%,  4/30/2031
c
88,022
Owens & Minor, Inc.
163,000 6.625%,  4/1/2030
b,c
161,780
PepsiCo, Inc.
215,000 4.200%,  7/18/2052 187,801
Perrigo Finance Unlimited
Company
87,000 4.375%,  3/15/2026 84,656
99,000 3.150%,  6/15/2030 91,007
Pfizer Investment Enterprises,
Private Ltd.
504,000 5.300%,  5/19/2053 501,094
217,000 5.110%,  5/19/2043 212,194
Philip Morris International, Inc.
103,000 4.750%,  2/12/2027 102,428
218,000 5.500%,  9/7/2030 222,175
103,000 5.125%,  2/13/2031 102,325
336,000 5.375%,  2/15/2033 338,760
Post Holdings, Inc.
140,000 4.500%,  9/15/2031
c
125,929
Primo Water Holdings, Inc.
144,000 4.375%,  4/30/2029
c
132,419
RegionalCare Hospital Partners
Holdings, Inc./LifePoint Health,
Inc.
72,000 9.750%,  12/1/2026
c
72,097
Reynolds American, Inc.
512,000 5.700%,  8/15/2035 499,961
Roche Holdings, Inc.
336,000 4.000%,  11/28/2044
c
289,653
Scotts Miracle-Gro Company
67,000 4.500%,  10/15/2029 60,635
Sigma Holdco BV
88,000 7.875%,  5/15/2026
c
84,480
Simmons Foods, Inc.
228,000 4.625%,  3/1/2029
c
201,486
Principal
Amount Long-Term Fixed Income (9.6%) Value
Consumer Non-Cyclical (0.3%) - continued
Spectrum Brands, Inc.
$ 89,000 5.000%,  10/1/2029
c
$ 87,224
120,000 5.500%,  7/15/2030
c
117,531
61,000 3.875%,  3/15/2031
b,c
58,759
Star Parent, Inc.
120,000 9.000%,  10/1/2030
c
126,997
Surgery Center Holdings, Inc.
70,000 7.250%,  4/15/2032
c,f
70,544
Sysco Corporation
338,000 6.600%,  4/1/2040 373,875
Takeda Pharmaceutical Company,
Ltd.
335,000 3.175%,  7/9/2050 233,461
Tenet Healthcare Corporation
325,000 5.125%,  11/1/2027 317,891
110,000 6.125%,  10/1/2028
b
109,606
144,000 6.750%,  5/15/2031
c
146,625
Teva Pharmaceutical Finance
Netherlands III BV
131,000 3.150%,  10/1/2026 122,471
Triton Water Holdings, Inc.
114,000 6.250%,  4/1/2029
c
103,833
Viterra Finance BV
273,000 3.200%,  4/21/2031
c
236,335
Wyeth, LLC
225,000 6.500%,  2/1/2034 249,212
Zoetis, Inc.
468,000 4.700%,  2/1/2043 428,434
Total 22,746,242
Energy (0.3%)
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
124,000 5.375%,  6/15/2029
c
119,246
Antero Resources Corporation
64,000 5.375%,  3/1/2030
c
61,464
Archrock Partners, LP/Archrock
Partners Finance Corporation
190,000 6.250%,  4/1/2028
c
187,993
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
117,000 8.250%,  12/31/2028
c
120,192
Baytex Energy Corporation
119,000 8.500%,  4/30/2030
c
124,258
Borr IHC, Ltd./Borr Finance, LLC
143,000 10.375%,  11/15/2030
c
148,720
BP Capital Markets America, Inc.
567,000 2.939%,  6/4/2051 378,538
Buckeye Partners, LP
80,000 4.500%,  3/1/2028
c
76,001
Canadian Natural Resources, Ltd.
137,000 2.950%,  7/15/2030 120,787
Cheniere Energy Partners, LP
897,000 4.500%,  10/1/2029 853,717
Cheniere Energy, Inc.
61,000 5.650%,  4/15/2034
c
61,436
Chesapeake Energy Corporation
91,000 6.750%,  4/15/2029
c
91,975
Civitas Resources, Inc.
82,000 8.375%,  7/1/2028
c
86,322
42,000 8.625%,  11/1/2030
c
45,099
152,000 8.750%,  7/1/2031
c
162,649

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (9.6%) Value
Energy (0.3%) - continued
CNX Resources Corporation
$ 69,000 6.000%,  1/15/2029
c
$ 67,557
Columbia Pipelines Holding
Company, LLC
219,000 6.042%,  8/15/2028
c
223,779
Columbia Pipelines Operating
Company, LLC
55,000 5.927%,  8/15/2030
c
56,428
Comstock Resources, Inc.
135,000 5.875%,  1/15/2030
c
122,257
Continental Resources, Inc.
394,000 2.268%,  11/15/2026
c
362,694
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
133,000 5.500%,  6/15/2031
c
125,700
Crescent Energy Finance, LLC
70,000 9.250%,  2/15/2028
c
73,912
175,000 7.625%,  4/1/2032
c
176,348
Delek Logistics Partners, LP/Delek
Logistics Finance Corporation
70,000 8.625%,  3/15/2029
c
71,482
Diamond Foreign Asset Company/
Diamond Finance, LLC
48,000 8.500%,  10/1/2030
c
50,660
Diamondback Energy, Inc.
218,000 3.125%,  3/24/2031 193,128
DT Midstream, Inc.
98,000 4.125%,  6/15/2029
c
90,095
70,000 4.375%,  6/15/2031
c
63,394
Enerflex, Ltd.
97,000 9.000%,  10/15/2027
c
99,664
Energy Transfer, LP
261,000 4.000%,  10/1/2027 250,845
265,000 4.900%,  3/15/2035 250,512
250,000 5.150%,  2/1/2043 223,330
400,000 6.000%,  6/15/2048 397,572
Enterprise Products Operating,
LLC
300,000 3.300%,  2/15/2053 212,894
EQM Midstream Partners, LP
329,000 4.750%,  1/15/2031
c
305,955
EQT Corporation
187,000 6.125%,  2/1/2025 187,223
268,000 3.900%,  10/1/2027 254,743
Exxon Mobil Corporation
525,000 3.452%,  4/15/2051 397,732
Ferrellgas, LP/Ferrellgas Finance
Corporation
135,000 5.375%,  4/1/2026
c
132,076
Genesis Energy LP/Genesis
Energy Finance Corporation
193,000 8.875%,  4/15/2030 202,023
Halliburton Company
300,000 4.850%,  11/15/2035 291,768
225,000 5.000%,  11/15/2045 211,243
Harvest Midstream, LP
147,000 7.500%,  9/1/2028
c
149,048
Hess Midstream Operations, LP
118,000 5.625%,  2/15/2026
c
117,057
Hilcorp Energy I, LP/Hilcorp
Finance Company
170,000 5.750%,  2/1/2029
c
165,586
112,000 6.250%,  4/15/2032
c
110,454
Principal
Amount Long-Term Fixed Income (9.6%) Value
Energy (0.3%) - continued
Howard Midstream Energy
Partners, LLC
$ 178,000 6.750%,  1/15/2027
c
$ 177,595
ITT Holdings, LLC
150,000 6.500%,  8/1/2029
c
136,890
Kodiak Gas Services, LLC
71,000 7.250%,  2/15/2029
c
72,320
Laredo Petroleum, Inc.
206,000 7.750%,  7/31/2029
c
207,702
MEG Energy Corporation
156,000 5.875%,  2/1/2029
c
153,288
MPLX, LP
287,000 4.875%,  6/1/2025 284,598
449,000 4.950%,  9/1/2032 436,155
82,000 5.000%,  3/1/2033 79,602
Nabors Industries, Ltd.
205,000 7.250%,  1/15/2026
c
203,731
National Fuel Gas Company
404,000 5.500%,  1/15/2026 403,375
New Fortress Energy, Inc.
52,000 6.750%,  9/15/2025
c
51,646
47,000 8.750%,  3/15/2029
c
46,821
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
47,000 8.125%,  2/15/2029
c
48,137
70,000 8.375%,  2/15/2032
c
71,757
Noble Finance II, LLC
119,000 8.000%,  4/15/2030
c
123,956
Northern Oil and Gas, Inc.
120,000 8.750%,  6/15/2031
c
126,715
Northriver Midstream Finance, LP
58,000 5.625%,  2/15/2026
c
57,504
NuStar Logistics, LP
114,000 6.375%,  10/1/2030 114,737
Occidental Petroleum Corporation
541,000 7.875%,  9/15/2031 613,262
ONEOK, Inc.
112,000 5.000%,  3/1/2026 111,308
Ovintiv, Inc.
390,000 5.375%,  1/1/2026 388,411
217,000 6.250%,  7/15/2033 225,614
PBF Holding Company, LLC/PBF
Finance Corporation
96,000 6.000%,  2/15/2028 94,463
Permian Resources Operating,
LLC
176,000 7.000%,  1/15/2032
c
182,585
Phillips 66 Company
191,000 4.950%,  12/1/2027 191,121
Prairie Acquiror, LP
93,000 9.000%,  8/1/2029
c
95,738
Precision Drilling Corporation
135,000 6.875%,  1/15/2029
c
134,749
Range Resources Corporation
97,000 4.750%,  2/15/2030
c
90,438
Rockcliff Energy II, LLC
127,000 5.500%,  10/15/2029
c
118,849
Rockies Express Pipeline, LLC
147,000 4.950%,  7/15/2029
c
137,384
SM Energy Company
40,000 6.625%,  1/15/2027 39,964
105,000 6.500%,  7/15/2028 105,450

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (9.6%) Value
Energy (0.3%) - continued
Southwestern Energy Company
$ 132,000 5.375%,  3/15/2030 $ 127,045
83,000 4.750%,  2/1/2032 76,406
Suncor Energy, Inc.
339,000 7.150%,  2/1/2032 375,468
Sunoco, LP/Sunoco Finance
Corporation
285,000 5.875%,  3/15/2028 282,274
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
217,000 5.500%,  1/15/2028
c
209,076
Talos Production, Inc.
35,000 9.000%,  2/1/2029
c
37,169
Targa Resources Corporation
394,000 4.200%,  2/1/2033 359,209
Teine Energy, Ltd.
150,000 6.875%,  4/15/2029
c
145,873
Transocean, Inc.
140,000 11.500%,  1/30/2027
c
145,911
156,600 8.750%,  2/15/2030
c
163,283
USA Compression Partners, LP/
USA Compression Finance
Corporation
161,000 6.875%,  4/1/2026 160,815
40,000 7.125%,  3/15/2029
c
40,498
Valaris, Ltd.
120,000 8.375%,  4/30/2030
c
123,784
Venture Global Calcasieu Pass,
LLC
155,000 3.875%,  8/15/2029
c
139,523
139,000 6.250%,  1/15/2030
c
139,843
95,000 4.125%,  8/15/2031
c
84,474
Venture Global LNG, Inc.
244,000 8.375%,  6/1/2031
c
251,630
117,000 9.875%,  2/1/2032
c
126,096
Weatherford International, Ltd.
107,000 8.625%,  4/30/2030
c
111,705
Western Midstream Operating, LP
219,000 6.350%,  1/15/2029 227,123
112,000 6.150%,  4/1/2033 114,835
Williams Companies, Inc.
225,000 5.300%,  8/15/2052 214,903
500,000 7.500%,  1/15/2031 556,309
Total 17,814,673
Financials (0.8%)
Acrisure, LLC/Acrisure Finance,
Inc.
86,000 6.000%,  8/1/2029
c
78,869
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
247,000 6.100%,  1/15/2027 251,042
375,000 3.875%,  1/23/2028 355,524
250,000 3.400%,  10/29/2033 210,590
Air Lease Corporation
482,000 3.000%,  2/1/2030 426,053
Aircastle, Ltd.
300,000 5.250%,  8/11/2025
c
297,349
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
81,000 6.750%,  10/15/2027
c
79,803
85,000 6.750%,  4/15/2028
c
85,600
69,000 5.875%,  11/1/2029
c
64,100
Principal
Amount Long-Term Fixed Income (9.6%) Value
Financials (0.8%) - continued
$ 58,000 7.000%,  1/15/2031
c
$ 58,581
Ally Financial, Inc.
285,000 5.750%,  11/20/2025
b
282,948
460,000 8.000%,  11/1/2031 512,390
31,000 6.700%,  2/14/2033 31,319
American Express Company
102,000 5.098%,  2/16/2028
e
101,843
American Homes 4 Rent, LP
376,000 2.375%,  7/15/2031 305,398
American International Group, Inc.
453,000 5.125%,  3/27/2033 450,477
AmWINS Group, Inc.
47,000 6.375%,  2/15/2029
c
47,254
140,000 4.875%,  6/30/2029
c
130,674
ANZ Bank New Zealand, Ltd.
225,000 5.548%,  8/11/2032
c,e
225,760
Aon North America, Inc.
158,000 5.750%,  3/1/2054 161,982
Ares Capital Corporation
173,000 3.250%,  7/15/2025 167,120
425,000 3.875%,  1/15/2026 411,076
145,000 2.150%,  7/15/2026 133,520
189,000 5.875%,  3/1/2029 188,435
Arthur J. Gallagher & Company
54,000 6.750%,  2/15/2054 61,308
79,000 5.750%,  7/15/2054 79,108
Associated Banc-Corp
275,000 4.250%,  1/15/2025 269,864
Australia & New Zealand Banking
Group, Ltd.
450,000 2.950%,  7/22/2030
c,e
432,397
Avolon Holdings Funding, Ltd.
125,000 4.250%,  4/15/2026
c
120,640
270,000 5.750%,  3/1/2029
c
268,694
Banco Santander Mexico SA
250,000 5.375%,  4/17/2025
c
249,041
Banco Santander SA
400,000 4.175%,  3/24/2028
e
385,543
Bank of America Corporation
403,000 5.080%,  1/20/2027
e
400,971
275,000 1.734%,  7/22/2027
e
253,536
265,000 3.824%,  1/20/2028
e
255,236
196,000 5.202%,  4/25/2029
e
196,185
230,000 2.087%,  6/14/2029
e
203,246
500,000 2.496%,  2/13/2031
e
430,721
650,000 1.922%,  10/24/2031
e
529,633
338,000 2.972%,  2/4/2033
e
287,449
676,000 4.571%,  4/27/2033
e
642,144
324,000 5.872%,  9/15/2034
e
336,043
129,000 5.468%,  1/23/2035
e
129,841
450,000 3.846%,  3/8/2037
e
397,830
Bank of Montreal
90,000 5.266%,  12/11/2026 90,398
Bank of New York Mellon
Corporation
214,000 6.317%,  10/25/2029
e
225,820
Bank of Nova Scotia
105,000 4.850%,  2/1/2030 104,232
Barclays plc
333,000 6.496%,  9/13/2027
e
339,692
275,000 4.972%,  5/16/2029
e
269,506
335,000 5.746%,  8/9/2033
e
336,426

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (9.6%) Value
Financials (0.8%) - continued
Berkshire Hathaway Finance
Corporation
$ 449,000 2.850%,  10/15/2050 $ 303,008
BlackRock Funding, Inc.
104,000 5.250%,  3/14/2054 104,515
Blackstone Private Credit Fund
341,000 2.700%,  1/15/2025 332,864
210,000 6.250%,  1/25/2031
c
210,878
Blue Owl Capital Corporation II
164,000 8.450%,  11/15/2026
c
168,917
Blue Owl Credit Income
Corporation
282,000 4.700%,  2/8/2027 267,524
Blue Owl Technology Finance
Corporation
115,000 4.750%,  12/15/2025
c
110,579
Blue Owl Technology Finance
Corporation II
217,000 6.750%,  4/4/2029
c,f
214,308
BNP Paribas SA
564,000 3.132%,  1/20/2033
c,e
479,985
BPCE SA
440,000 3.500%,  10/23/2027
c
411,843
Bread Financial Holdings, Inc.
70,000 9.750%,  3/15/2029
c
72,847
Brookfield Property REIT, Inc./BPR
Cumulus, LLC/BPR Nimbus,
LLC/GGSI Sellco, LLC
42,000 4.500%,  4/1/2027
c
38,336
Burford Capital Global Finance,
LLC
194,000 9.250%,  7/1/2031
c
205,327
Camden Property Trust
278,000 3.150%,  7/1/2029 254,141
Canadian Imperial Bank of
Commerce
336,000 5.001%,  4/28/2028 334,816
Capital One Financial Corporation
500,000 4.200%,  10/29/2025 488,714
300,000 2.636%,  3/3/2026
e
291,621
71,000 5.700%,  2/1/2030
e
71,606
Castlelake Aviation Finance DAC
91,000 5.000%,  4/15/2027
c
87,647
Centene Corporation
484,000 2.625%,  8/1/2031 397,304
Charles Schwab Corporation
454,000 2.450%,  3/3/2027 423,077
220,000 6.136%,  8/24/2034
e
229,503
Chubb INA Holdings, LLC
220,000 4.350%,  11/3/2045 195,744
Citigroup, Inc.
209,000 0.981%,  5/1/2025
e
208,085
535,000 4.400%,  6/10/2025 527,609
348,000 3.200%,  10/21/2026 331,419
520,000 3.668%,  7/24/2028
e
494,253
236,000 4.125%,  7/25/2028 226,214
175,000 3.520%,  10/27/2028
e
165,011
130,000 5.174%,  2/13/2030
e
129,393
478,000 4.910%,  5/24/2033
e
460,824
284,000 6.174%,  5/25/2034
e
288,399
CNA Financial Corporation
160,000 5.125%,  2/15/2034 155,671
Comerica, Inc.
75,000 5.982%,  1/30/2030
e
74,098
Principal
Amount Long-Term Fixed Income (9.6%) Value
Financials (0.8%) - continued
Cooperatieve Rabobank UA
$ 447,000 5.564%,  2/28/2029
c,e
$ 449,722
Corebridge Financial, Inc.
169,000 4.350%,  4/5/2042 142,644
Credit Acceptance Corporation
164,000 9.250%,  12/15/2028
c
176,395
Credit Agricole SA
300,000 6.875%,  9/23/2024
c,e,j
299,480
Credit Suisse Group AG
350,000 7.250%,  9/12/2025
c,e,j,k
38,500
Deutsche Bank AG/New York, NY
239,000 6.819%,  11/20/2029
e
249,851
500,000 3.729%,  1/14/2032
e
421,118
Discover Bank
475,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
e
472,517
Diversified Healthcare Trust
68,000 Zero Coupon,  1/15/2026
c
57,728
Drawbridge Special Opportunities
Fund, LP
250,000 3.875%,  2/15/2026
c
233,730
Elevance Health, Inc.
375,000 3.125%,  5/15/2050 260,949
300,000 4.625%,  5/15/2042 272,508
Enact Holdings, Inc.
91,000 6.500%,  8/15/2025
c
90,982
EPR Properties
190,000 4.950%,  4/15/2028 180,805
Fairfax Financial Holdings, Ltd.
207,000 6.350%,  3/22/2054
c
211,162
Fifth Third Bancorp
177,000 6.339%,  7/27/2029
e
182,464
First Horizon Bank
265,000 5.750%,  5/1/2030
b
250,744
FirstCash, Inc.
113,000 5.625%,  1/1/2030
c
107,380
First-Citizens Bank & Trust
Company
189,000 6.125%,  3/9/2028 194,119
Five Corners Funding Trust IV
224,000 5.997%,  2/15/2053
c
236,599
Fortress Transportation and
Infrastructure Investors, LLC
112,000 6.500%,  10/1/2025
c
111,832
60,000 9.750%,  8/1/2027
c
62,126
43,000 5.500%,  5/1/2028
c
41,664
Freedom Mortgage Corporation
59,000 7.625%,  5/1/2026
c
58,908
48,000 12.000%,  10/1/2028
c
52,320
Freedom Mortgage Holdings, LLC
47,000 9.250%,  2/1/2029
c
48,102
FS KKR Capital Corporation
299,000 4.250%,  2/14/2025
c
294,091
450,000 3.400%,  1/15/2026 427,037
GGAM Finance, Ltd.
119,000 7.750%,  5/15/2026
c
121,453
58,000 8.000%,  6/15/2028
c
60,571
47,000 6.875%,  4/15/2029
c
47,176
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
171,000 3.750%,  12/15/2027
c
146,323

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (9.6%) Value
Financials (0.8%) - continued
goeasy, Ltd.
$ 94,000 9.250%,  12/1/2028
c
$ 100,223
Goldman Sachs Bank USA/New
York, NY
430,000 5.283%,  3/18/2027
e
429,784
Goldman Sachs BDC, Inc.
135,000 6.375%,  3/11/2027 136,006
Goldman Sachs Group, Inc.
318,000 1.948%,  10/21/2027
e
292,313
322,000 6.484%,  10/24/2029
e
338,783
120,000 1.992%,  1/27/2032
e
97,104
810,000 3.102%,  2/24/2033
e
692,749
Healthpeak OP, LLC
87,000 3.400%,  2/1/2025 85,365
Highwoods Realty, LP
215,000 7.650%,  2/1/2034 234,484
HSBC Holdings plc
400,000 2.999%,  3/10/2026
e
389,661
425,000 3.900%,  5/25/2026 413,810
300,000 5.402%,  8/11/2033
e
299,148
HSBC USA, Inc.
329,000 5.294%,  3/4/2027 330,913
HUB International, Ltd.
205,000 5.625%,  12/1/2029
c
192,213
64,000 7.375%,  1/31/2032
c
64,431
Huntington Bancshares, Inc./OH
267,000 5.709%,  2/2/2035
e
266,231
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
81,000 6.375%,  12/15/2025 80,344
83,000 6.250%,  5/15/2026 80,122
135,000 5.250%,  5/15/2027 122,005
Intercontinental Exchange, Inc.
200,000 4.950%,  6/15/2052 188,044
Intesa Sanpaolo SPA
71,000 4.198%,  6/1/2032
c,e
59,359
Invitation Homes Operating
Partnership, LP
282,000 2.000%,  8/15/2031 224,074
J.P. Morgan Chase & Company
176,000 1.040%,  2/4/2027
e
162,880
384,000 1.578%,  4/22/2027
e
356,012
450,000 2.947%,  2/24/2028
e
422,814
675,000 4.203%,  7/23/2029
e
650,750
400,000 2.522%,  4/22/2031
e
345,712
400,000 1.953%,  2/4/2032
e
325,896
450,000 4.586%,  4/26/2033
e
431,173
337,000 4.912%,  7/25/2033
e
329,972
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
49,000 5.000%,  8/15/2028
c
45,060
Jefferson Capital Holdings, LLC
47,000 6.000%,  8/15/2026
c
46,118
117,000 9.500%,  2/15/2029
c
119,766
KeyBank NA/Cleveland, OH
258,000 5.000%,  1/26/2033 239,151
KeyCorp
162,000 3.878%,  5/23/2025
e
161,271
Kilroy Realty, LP
109,000 4.250%,  8/15/2029 100,036
93,000 6.250%,  1/15/2036 90,844
Kite Realty Group, LP
80,000 5.500%,  3/1/2034 79,495
Principal
Amount Long-Term Fixed Income (9.6%) Value
Financials (0.8%) - continued
Ladder Capital Finance Holdings,
LLLP/Ladder Capital Finance
Corporation
$ 58,000 4.250%,  2/1/2027
c
$ 54,264
98,000 4.750%,  6/15/2029
c
89,085
LD Holdings Group, LLC
42,000 6.125%,  4/1/2028
b,c
34,806
Lloyds Banking Group plc
335,000 5.871%,  3/6/2029
e
340,418
Macquarie Airfinance Holdings,
Ltd.
173,000 6.400%,  3/26/2029
c
175,737
Manufacturers & Traders Trust
Company
337,000 4.700%,  1/27/2028 324,700
Marsh & McLennan Companies,
Inc.
83,000 5.450%,  3/15/2053 83,540
215,000 5.400%,  9/15/2033 220,590
Massachusetts Mutual Life
Insurance Company
475,000 3.200%,  12/1/2061
c
295,986
Metropolitan Life Global Funding I
196,000 5.050%,  1/8/2034
c
194,145
Mitsubishi UFJ Financial Group,
Inc.
335,000 5.422%,  2/22/2029
e
338,509
350,000 2.048%,  7/17/2030 293,466
Molina Healthcare, Inc.
123,000 4.375%,  6/15/2028
c
115,624
Morgan Stanley
540,000 4.350%,  9/8/2026 528,344
435,000 3.591%,  7/22/2028
e
413,296
223,000 5.164%,  4/20/2029
e
222,820
620,000 3.622%,  4/1/2031
e
568,617
223,000 5.250%,  4/21/2034
e
221,257
394,000 5.297%,  4/20/2037
e
378,003
MPT Operating Partnership, LP/
MPT Finance Corporation
32,000 5.250%,  8/1/2026
b
29,294
156,000 4.625%,  8/1/2029
b
119,725
Nasdaq, Inc.
335,000 3.250%,  4/28/2050 233,461
Nationstar Mortgage Holdings,
Inc.
121,000 6.000%,  1/15/2027
c
119,283
NatWest Group plc
250,000 4.445%,  5/8/2030
e
238,083
325,000 6.475%,  6/1/2034
e
330,359
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
68,000 4.500%,  9/30/2028
c
58,200
New York Life Global Funding
331,000 4.550%,  1/28/2033
c
319,306
NNN REIT, Inc.
320,000 5.600%,  10/15/2033 323,995
Office Properties Income Trust
52,000 2.650%,  6/15/2026 30,044
Omega Healthcare Investors, Inc.
416,000 3.625%,  10/1/2029 371,327
375,000 3.375%,  2/1/2031 320,086
OneMain Finance Corporation
189,000 3.500%,  1/15/2027 175,449

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (9.6%) Value
Financials (0.8%) - continued
$ 194,000 3.875%,  9/15/2028 $ 173,063
Osaic Holdings, Inc.
34,000 10.750%,  8/1/2027
c
35,153
Panther Escrow Issuer, LLC
164,000 7.125%,  6/1/2031
c,f
166,740
Park Intermediate Holdings, LLC
192,000 4.875%,  5/15/2029
c
178,545
Pine Street Trust I
337,000 4.572%,  2/15/2029
c
320,292
PNC Financial Services Group,
Inc.
107,000 6.615%,  10/20/2027
e
110,163
450,000 4.626%,  6/6/2033
e
419,652
PRA Group, Inc.
29,000 7.375%,  9/1/2025
c
28,948
176,000 8.375%,  2/1/2028
c
175,155
Principal Life Global Funding II
235,000 1.250%,  8/16/2026
c
213,479
Prologis Targeted US Logistics
Fund, LP
216,000 5.250%,  4/1/2029
c
215,381
Prologis, LP
146,000 5.250%,  3/15/2054 143,385
Prudential Financial, Inc.
428,000 5.125%,  3/1/2052
e
401,183
Quicken Loans, LLC
73,000 3.875%,  3/1/2031
c
63,598
Realty Income Corporation
400,000 2.100%,  3/15/2028 357,873
Regency Centers, LP
299,000 4.125%,  3/15/2028 287,931
162,000 5.250%,  1/15/2034 161,383
RGA Global Funding
105,000 5.500%,  1/11/2031
c
105,289
RHP Hotel Properties, LP/RHP
Finance Corporation
112,000 7.250%,  7/15/2028
c
115,339
RLJ Lodging Trust, LP
61,000 3.750%,  7/1/2026
c
58,091
128,000 4.000%,  9/15/2029
c
112,834
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
190,000 3.625%,  3/1/2029
c
170,914
Royal Bank of Canada
347,000 5.200%,  7/20/2026 348,116
Santander Holdings USA, Inc.
111,000 6.499%,  3/9/2029
e
113,531
93,000 6.174%,  1/9/2030
e
93,838
Santander UK Group Holdings plc
460,000 1.673%,  6/14/2027
e
420,796
Service Properties Trust
55,000 7.500%,  9/15/2025 55,741
28,000 5.250%,  2/15/2026 27,087
65,000 8.625%,  11/15/2031
c
69,318
Simon Property Group, LP
343,000 3.800%,  7/15/2050 262,246
SLM Corporation
60,000 4.200%,  10/29/2025 58,551
Societe Generale SA
354,000 4.750%,  11/24/2025
c
347,148
Sumitomo Mitsui Financial Group,
Inc.
336,000 3.010%,  10/19/2026 319,039
Principal
Amount Long-Term Fixed Income (9.6%) Value
Financials (0.8%) - continued
$ 329,000 5.710%,  1/13/2030 $ 339,517
275,000 1.710%,  1/12/2031 220,599
Synchrony Financial
59,000 7.250%,  2/2/2033 58,576
Synovus Bank
250,000 5.625%,  2/15/2028 242,775
Toronto-Dominion Bank
293,000 5.523%,  7/17/2028 299,234
Truist Financial Corporation
227,000 6.047%,  6/8/2027
e
230,064
160,000 5.125%,  12/15/2027
e,j
144,509
266,000 5.122%,  1/26/2034
e
256,032
137,000 5.711%,  1/24/2035
e
137,591
U.S. Bancorp
224,000 5.727%,  10/21/2026
e
225,212
348,000 5.775%,  6/12/2029
e
354,073
88,000 5.836%,  6/12/2034
e
89,694
146,000 5.678%,  1/23/2035
e
147,421
UBS Group AG
550,000 2.193%,  6/5/2026
c,e
527,307
328,000 6.246%,  9/22/2029
c,e
338,401
278,000 3.091%,  5/14/2032
c,e
236,458
200,000 5.699%,  2/8/2035
c,e
201,012
UDR, Inc.
400,000 2.100%,  8/1/2032 313,623
United Wholesale Mortgage, LLC
38,000 5.500%,  11/15/2025
c
37,657
95,000 5.500%,  4/15/2029
c
89,851
UnitedHealth Group, Inc.
224,000 5.875%,  2/15/2053 242,347
337,000 4.750%,  5/15/2052 312,544
Vornado Realty, LP
42,000 3.400%,  6/1/2031 33,240
Wells Fargo & Company
199,000 3.000%,  4/22/2026 190,312
350,000 3.000%,  10/23/2026 331,323
338,000 3.526%,  3/24/2028
e
321,705
550,000 2.393%,  6/2/2028
e
503,417
234,000 5.574%,  7/25/2029
e
236,773
185,000 5.389%,  4/24/2034
e
183,848
310,000 4.900%,  11/17/2045 278,878
Willis North America, Inc.
450,000 4.650%,  6/15/2027 442,749
XHR, LP
61,000 6.375%,  8/15/2025
c
61,077
66,000 4.875%,  6/1/2029
c
61,107
Total 57,514,954
Foreign Government (<0.1%)
NBN Company, Ltd.
350,000 2.625%,  5/5/2031
c
297,720
Total 297,720
Mortgage-Backed Securities (2.8%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
3,168,902 2.000%,  1/1/2052 2,538,748
2,353,663 2.000%,  5/1/2051 1,885,661
4,635,182 2.500%,  5/1/2051 3,871,377
1,837,919 3.500%,  5/1/2052 1,645,741
3,093,632 4.000%,  5/1/2052 2,888,270
4,697,635 3.500%,  6/1/2052 4,209,402

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (9.6%) Value
Mortgage-Backed Securities (2.8%) - continued
$ 1,876,663 5.000%,  7/1/2053 $ 1,843,019
952,993 5.500%,  7/1/2053 955,128
2,463,291 3.500%,  8/1/2052 2,220,710
1,922,249 5.000%,  8/1/2053 1,893,793
2,820,443 5.500%,  9/1/2053 2,832,697
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
1,551,883 2.500%,  7/1/2030 1,458,782
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
2,700,000 4.500%,  4/1/2039
f
2,658,115
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
1,910,305 3.000%,  12/1/2036 1,756,082
1,905,654 3.000%,  8/1/2038 1,763,742
2,904,728 3.500%,  5/1/2040 2,718,329
2,724,646 2.500%,  4/1/2042 2,366,945
935,583 2.000%,  5/1/2042 790,998
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
7,721,709 3.000%,  1/1/2052 6,697,570
936,366 2.000%,  2/1/2051 750,390
605,551 2.000%,  2/1/2051 485,279
3,463,078 2.500%,  2/1/2051 2,864,666
2,978,281 2.500%,  2/1/2051 2,485,973
10,208,951 2.000%,  3/1/2051 8,109,877
1,456,590 2.000%,  3/1/2051 1,159,091
5,453,677 4.000%,  3/1/2051 5,145,390
7,941,257 3.000%,  3/1/2052 6,853,564
6,735,929 2.000%,  4/1/2051 5,361,580
4,710,133 3.000%,  4/1/2051 4,074,846
4,876,351 3.000%,  5/1/2050 4,243,288
1,128,052 2.000%,  5/1/2051 899,647
3,757,381 3.000%,  5/1/2051 3,299,003
3,079,882 3.000%,  6/1/2050 2,718,902
1,268,772 4.000%,  6/1/2052 1,176,784
1,371,260 5.000%,  6/1/2053 1,349,618
5,136,428 2.500%,  7/1/2051 4,304,896
1,236,289 3.500%,  7/1/2051 1,123,413
3,652,927 4.000%,  7/1/2052 3,388,288
1,142,508 2.500%,  8/1/2050 964,689
1,987,481 3.500%,  8/1/2050 1,810,417
6,421,738 4.500%,  8/1/2052 6,139,686
2,632,540 5.000%,  8/1/2053 2,590,994
1,198,877 2.500%,  9/1/2051 1,005,388
1,008,996 3.500%,  9/1/2052
f
908,188
1,785,288 3.500%,  9/1/2052 1,606,920
2,174,396 5.000%,  9/1/2052 2,126,770
3,396,667 4.500%,  9/1/2053 3,239,567
2,006,456 4.500%,  9/1/2053 1,923,334
5,180,169 4.000%,  10/1/2052 4,815,083
1,112,773 2.000%,  11/1/2051 888,636
4,530,682 2.000%,  12/1/2050 3,625,262
10,084,275 2.500%,  12/1/2051 8,404,262
6,273,997 4.500%,  12/1/2052 6,018,665
4,350,000 6.000%,  4/1/2041
f
4,389,602
3,900,000 5.500%,  4/1/2042
f
3,880,642
8,500,000 3.000%,  4/1/2048
f
7,311,795
9,400,000 3.500%,  4/1/2049
f
8,411,847
2,000,000 4.000%,  4/1/2049
f
1,852,003
2,900,000 4.500%,  4/1/2049
f
2,761,445
Principal
Amount Long-Term Fixed Income (9.6%) Value
Mortgage-Backed Securities (2.8%) - continued
$ 8,925,000 5.000%,  4/1/2049
f
$ 8,707,794
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
6,046,089 2.500%,  3/1/2062 4,839,044
1,304,160 3.500%,  7/1/2061 1,144,557
2,678,073 4.000%,  12/1/2061 2,449,986
Total 198,606,180
Technology (0.2%)
Advanced Micro Devices, Inc.
225,000 4.393%,  6/1/2052 199,505
Analog Devices, Inc.
525,000 2.950%,  10/1/2051 356,032
Apple, Inc.
292,000 2.650%,  2/8/2051 192,258
735,000 3.750%,  9/12/2047 605,962
AthenaHealth Group, Inc.
169,000 6.500%,  2/15/2030
b,c
154,571
Broadcom, Inc.
121,000 3.469%,  4/15/2034
c
103,686
452,000 3.137%,  11/15/2035
c
365,171
500,000 3.187%,  11/15/2036
c
397,926
250,000 4.926%,  5/15/2037
c
237,267
Cisco Systems, Inc.
103,000 5.300%,  2/26/2054 105,728
106,000 4.950%,  2/26/2031 106,936
Cloud Software Group, Inc.
305,000 6.500%,  3/31/2029
c
289,433
113,000 9.000%,  9/30/2029
c
108,380
CommScope, Inc.
90,000 7.125%,  7/1/2028
c
35,601
Consensus Cloud Solutions, Inc.
29,000 6.000%,  10/15/2026
c
27,563
CoreLogic, Inc.
35,000 4.500%,  5/1/2028
c
31,383
Dell International, LLC/EMC
Corporation
243,000 6.020%,  6/15/2026 246,106
Dell, Inc.
196,000 6.500%,  4/15/2038 209,976
Fiserv, Inc.
100,000 2.250%,  6/1/2027 91,862
220,000 2.650%,  6/1/2030 191,548
215,000 5.350%,  3/15/2031 217,507
195,000 5.600%,  3/2/2033 198,806
Gen Digital, Inc.
5,000 6.750%,  9/30/2027
c
5,072
70,000 7.125%,  9/30/2030
c
71,921
Global Payments, Inc.
337,000 5.300%,  8/15/2029 335,393
II-VI, Inc.
58,000 5.000%,  12/15/2029
c
54,627
Intel Corporation
212,000 5.600%,  2/21/2054 216,006
Iron Mountain, Inc.
296,000 4.875%,  9/15/2029
c
277,704
190,000 5.250%,  7/15/2030
c
179,736
182,000 4.500%,  2/15/2031
c
164,207
KLA Corporation
338,000 3.300%,  3/1/2050 248,101
Marvell Technology, Inc.
54,000 5.950%,  9/15/2033 55,961

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (9.6%) Value
Technology (0.2%) - continued
Mastercard, Inc.
$ 265,000 3.950%,  2/26/2048 $ 224,840
McAfee Corporation
58,000 7.375%,  2/15/2030
c
53,189
Microchip Technology, Inc.
47,000 5.050%,  3/15/2029 47,007
Micron Technology, Inc.
119,000 5.300%,  1/15/2031 119,688
Microsoft Corporation
145,000 3.041%,  3/17/2062 101,011
362,000 2.500%,  9/15/2050
c
233,842
335,000 3.700%,  8/8/2046 285,601
NCR Atleos Corporation
47,000 9.500%,  4/1/2029
c
50,272
NCR Voyix Corporation
182,000 5.125%,  4/15/2029
c
168,796
Neptune Bidco US, Inc.
119,000 9.290%,  4/15/2029
c
112,523
Newfold Digital Holdings Group,
Inc.
35,000 11.750%,  10/15/2028
c
37,884
NXP BV/NXP Funding, LLC
150,000 5.550%,  12/1/2028 152,300
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
106,000 4.300%,  6/18/2029 102,140
250,000 3.250%,  5/11/2041 185,664
Open Text Corporation
102,000 3.875%,  12/1/2029
c
90,882
220,000 4.125%,  2/15/2030
c
197,093
Oracle Corporation
224,000 6.900%,  11/9/2052 257,746
245,000 6.150%,  11/9/2029 258,214
450,000 3.850%,  7/15/2036 383,667
624,000 4.000%,  7/15/2046 491,568
Pitney Bowes, Inc.
29,000 6.875%,  3/15/2027
c
26,480
PTC, Inc.
161,000 3.625%,  2/15/2025
c
157,638
80,000 4.000%,  2/15/2028
c
74,765
RingCentral, Inc.
121,000 8.500%,  8/15/2030
c
125,808
Roper Technologies, Inc.
273,000 1.750%,  2/15/2031 219,783
S&P Global, Inc.
54,000 5.250%,  9/15/2033
c
55,179
Seagate HDD Cayman
71,000 8.500%,  7/15/2031
c
76,727
136,560 9.625%,  12/1/2032 155,583
Sensata Technologies BV
200,000 4.000%,  4/15/2029
c
182,617
Sensata Technologies, Inc.
139,000 3.750%,  2/15/2031
c
120,235
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
60,000 4.625%,  11/1/2026
c
58,011
SK Hynix, Inc.
200,000 5.500%,  1/16/2027
c
199,979
SS&C Technologies, Inc.
166,000 5.500%,  9/30/2027
c
162,308
Texas Instruments, Inc.
224,000 5.050%,  5/18/2063 218,149
Principal
Amount Long-Term Fixed Income (9.6%) Value
Technology (0.2%) - continued
UKG, Inc.
$ 117,000 6.875%,  2/1/2031
c
$ 119,191
Viavi Solutions, Inc.
128,000 3.750%,  10/1/2029
c
109,823
Visa, Inc.
466,000 2.700%,  4/15/2040 349,211
VMware, LLC
206,000 4.650%,  5/15/2027 202,502
300,000 2.200%,  8/15/2031 244,136
Xerox Holdings Corporation
15,000 5.000%,  8/15/2025
c
14,801
86,000 5.500%,  8/15/2028
c
78,300
Total 12,587,088
Transportation (0.1%)
American Airlines Group, Inc.
42,000 3.750%,  3/1/2025
c
40,834
American Airlines, Inc.
82,000 8.500%,  5/15/2029
c
86,629
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
352,500 5.500%,  4/20/2026
c
350,099
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
76,000 5.375%,  3/1/2029
c
70,831
Burlington Northern Santa Fe, LLC
309,000 2.875%,  6/15/2052 202,321
214,000 5.750%,  5/1/2040 225,995
240,000 4.450%,  3/15/2043 215,889
Canadian Pacific Railway
Company
225,000 4.700%,  5/1/2048 200,778
CSX Corporation
360,000 3.800%,  4/15/2050 281,128
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
456,000 4.750%,  10/20/2028
c
445,994
ERAC USA Finance, LLC
224,000 5.400%,  5/1/2053
c
224,852
Hawaiian Brand Intellectual
Property, Ltd.
92,000 5.750%,  1/20/2026
c
86,338
Hertz Corporation
65,000 4.625%,  12/1/2026
c
58,990
73,000 5.000%,  12/1/2029
b,c
56,412
Mileage Plus Holdings, LLC
366,600 6.500%,  6/20/2027
c
368,622
Penske Truck Leasing Company,
LP/PTL Finance Corporation
220,000 5.750%,  5/24/2026
c
221,592
Rand Parent, LLC
125,000 8.500%,  2/15/2030
b,c
123,782
RXO, Inc.
146,000 7.500%,  11/15/2027
c
149,833
Southwest Airlines Company
350,000 2.625%,  2/10/2030 304,392
Spirit Loyalty Cayman, Ltd.
41,000 8.000%,  9/20/2025
c
31,124
Stena International SA
94,000 7.250%,  1/15/2031
c
93,761
Union Pacific Corporation
449,000 2.973%,  9/16/2062 281,072

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (9.6%) Value
Transportation (0.1%) - continued
United Airlines, Inc.
$ 134,000 4.375%,  4/15/2026
c
$ 129,543
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
36,000 7.875%,  5/1/2027
c
30,435
158,000 6.375%,  2/1/2030
b,c
116,465
Total 4,397,711
U.S. Government & Agencies (3.1%)
U.S. Treasury Bonds
1,500,000 2.875%,  5/15/2052 1,134,961
1,151,000 3.625%,  5/15/2053 1,011,261
680,000 1.625%,  11/15/2050 384,067
4,000,000 4.750%,  11/15/2053 4,270,000
5,830,000 5.250%,  11/15/2028 6,068,666
2,050,000 4.375%,  5/15/2040 2,060,891
7,430,000 1.375%,  11/15/2040 4,777,838
11,465,000 3.000%,  5/15/2042 9,383,834
2,500,000 3.250%,  5/15/2042 2,125,098
25,124,000 2.500%,  5/15/2046 18,124,611
16,725,000 2.875%,  5/15/2049 12,722,106
U.S. Treasury Notes
6,200,000 3.875%,  3/31/2025 6,130,013
43,700,000 2.875%,  5/31/2025 42,675,781
2,500,000 4.250%,  12/31/2025 2,479,395
12,650,000 2.625%,  1/31/2026 12,194,402
2,500,000 0.500%,  2/28/2026 2,310,644
25,060,000 2.500%,  2/28/2026 24,071,305
100,000 4.625%,  2/28/2026 99,918
20,005,000 2.250%,  11/15/2027 18,607,776
10,550,000 3.875%,  12/31/2027 10,379,799
300,000 0.750%,  1/31/2028 262,477
3,200,000 3.625%,  3/31/2028 3,119,500
18,050,000 2.875%,  5/15/2028 17,080,517
2,500,000 3.750%,  12/31/2028 2,446,680
160,000 1.375%,  11/15/2031 130,687
4,400,000 4.125%,  11/15/2032 4,369,922
1,400,000 3.500%,  2/15/2033 1,325,898
7,900,000 4.500%,  11/15/2033 8,075,281
Total 217,823,328
Utilities (0.2%)
AES Corporation
450,000 3.950%,  7/15/2030
c
409,271
Ameren Illinois Company
236,000 4.500%,  3/15/2049 207,751
American Electric Power
Company, Inc.
205,000 5.200%,  1/15/2029 205,482
195,000 5.625%,  3/1/2033 197,974
American Water Capital
Corporation
210,000 5.450%,  3/1/2054 211,791
Appalachian Power Company
238,000 3.300%,  6/1/2027 224,772
Atmos Energy Corporation
164,000 5.900%,  11/15/2033 173,971
Berkshire Hathaway Energy
Company
375,000 4.500%,  2/1/2045 336,130
Calpine Corporation
135,000 4.500%,  2/15/2028
c
128,044
Principal
Amount Long-Term Fixed Income (9.6%) Value
Utilities (0.2%) - continued
CenterPoint Energy Resources
Corporation
$ 350,000 1.750%,  10/1/2030 $ 287,423
CenterPoint Energy, Inc.
126,000 4.250%,  11/1/2028 120,129
Commonwealth Edison Company
355,000 3.700%,  3/1/2045 279,960
Consolidated Edison Company of
New York, Inc.
168,000 4.500%,  12/1/2045 147,367
450,000 4.125%,  5/15/2049 367,692
Constellation Energy Generation,
LLC
108,000 6.125%,  1/15/2034 114,037
Consumers Energy Company
367,000 4.350%,  4/15/2049 320,518
DTE Electric Company
265,000 3.700%,  3/15/2045 211,208
360,000 3.700%,  6/1/2046 280,596
Duke Energy Carolinas, LLC
340,000 3.700%,  12/1/2047 257,818
Duke Energy Indiana, LLC
295,000 3.750%,  5/15/2046 231,419
Edison International
318,000 5.750%,  6/15/2027 322,191
Eversource Energy
281,000 4.750%,  5/15/2026 278,086
Exelon Corporation
275,000 4.700%,  4/15/2050 240,848
336,000 4.450%,  4/15/2046 286,789
FirstEnergy Corporation
281,000 5.100%,  7/15/2047 246,678
Georgia Power Company
190,000 4.950%,  5/17/2033 187,335
102,000 5.250%,  3/15/2034 103,030
ITC Holdings Corporation
224,000 5.300%,  7/1/2043 211,450
Jersey Central Power & Light
Company
200,000 2.750%,  3/1/2032
c
166,182
MidAmerican Energy Company
253,000 5.850%,  9/15/2054 269,944
National Rural Utilities Cooperative
Finance Corporation
138,000 3.700%,  3/15/2029 130,526
NextEra Energy Capital Holdings,
Inc.
215,000 5.749%,  9/1/2025 215,923
NextEra Energy Operating
Partners, LP
214,000 3.875%,  10/15/2026
c
199,579
NiSource Finance Corporation
415,000 5.650%,  2/1/2045 411,130
NRG Energy, Inc.
50,000 3.375%,  2/15/2029
c
44,421
337,000 4.450%,  6/15/2029
c
318,574
80,000 5.250%,  6/15/2029
c
76,481
Pacific Gas and Electric Company
250,000 3.300%,  12/1/2027 232,308
213,000 5.550%,  5/15/2029 214,860
199,000 4.550%,  7/1/2030 189,154
215,000 6.950%,  3/15/2034 235,374
102,000 5.800%,  5/15/2034 102,944

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (9.6%) Value
Utilities (0.2%) - continued
PG&E Corporation
$ 160,000 5.000%,  7/1/2028 $ 154,090
PPL Electric Utilities Corporation
204,000 3.950%,  6/1/2047 165,422
Public Service Company of
Colorado
267,000 4.500%,  6/1/2052 224,342
Public Service Enterprise Group,
Inc.
218,000 5.875%,  10/15/2028 224,460
San Diego Gas & Electric
Company
500,000 4.150%,  5/15/2048 417,854
Southern California Edison
Company
346,000 4.000%,  4/1/2047 273,849
Southern Company
450,000 5.113%,  8/1/2027 450,244
Southern Company Gas Capital
Corporation
140,000 4.400%,  5/30/2047 116,415
Southwestern Electric Power
Company
180,000 3.900%,  4/1/2045 138,125
Talen Energy Supply, LLC
116,000 8.625%,  6/1/2030
c
124,045
TerraForm Power Operating, LLC
235,000 5.000%,  1/31/2028
c
223,817
Virginia Electric and Power
Company
77,000 5.350%,  1/15/2054 75,477
284,000 4.600%,  12/1/2048 248,976
Vistra Operations Company, LLC
315,000 5.125%,  5/13/2025
c
312,214
354,000 5.000%,  7/31/2027
c
342,788
Xcel Energy, Inc.
163,000 4.600%,  6/1/2032 153,278
Total 13,042,556
Total Long-Term Fixed Income
(cost $715,594,960) 668,949,642
Shares Private Equity Funds ( 0.3% ) Value
Secondary (0.3%)
1 ASF IX, LP
*,a,l
4,709,506
1 Crown Global Secondaries VI
Feeder SA, SICAV-RAIF
*,a,l
823,291
1 LCP X (Offshore), LP
*,a,l
19,582,321
Total 25,115,118
Total Private Equity Funds
(cost $19,403,175) 25,115,118
Shares
Collateral Held for Securities
Loaned ( 0.1% ) Value
4,503,046 Thrivent Cash Management Trust 4,503,046
Total Collateral Held for
Securities Loaned
(cost $4,503,046) 4,503,046
Shares or
Principal
Amount Short-Term Investments ( 10.4% ) Value
Federal Home Loan Bank Discount
Notes
4,500,000 5.223%, 4/3/2024
m,n
$ 4,496,115
8,300,000 5.210%, 4/10/2024
m,n
8,284,474
24,800,000 5.205%, 4/12/2024
m,n
24,746,473
4,400,000 5.214%, 4/17/2024
m,n
4,387,338
4,300,000 5.207%, 4/26/2024
m,n
4,282,057
100,000 5.240%, 5/3/2024
m,n
99,478
900,000 5.230%, 5/8/2024
m,n
894,650
1,700,000 5.210%, 5/21/2024
m,n
1,686,689
700,000 5.239%, 5/22/2024
m,n
694,418
300,000 5.240%, 5/31/2024
m,n
297,216
2,300,000 5.229%, 6/7/2024
m,n
2,276,571
1,300,000 5.235%, 6/20/2024
m,n
1,284,333
Thrivent Core Short-Term Reserve
Fund
67,459,053 5.590% 674,590,526
Total Short-Term Investments
(cost $727,958,027) 728,020,338
Total Investments (cost
$5,573,640,809) 100.6% $7,033,910,822
Other Assets and Liabilities, Net
(0.6%) (41,824,968)
Total Net Assets 100.0% $ 6,992,085,854
a Non-income producing security.
b All or a portion of the security is on loan.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of March 28, 2024, the value of these investments was $102,482,187 or 1.5% of
total net assets.
d Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
March 28, 2024.
e Denotes variable rate securities. The rate shown is as of
March 28, 2024. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
f Denotes investments purchased on a when-issued or
delayed-delivery basis.
g Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
h All or a portion of the security is insured or guaranteed.
i Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of March 28, 2024.
j Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
k Defaulted security.  Interest is not being accrued.

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

l Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
m The interest rate shown reflects the yield.
n All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Moderately Aggressive Allocation Portfolio as of March 28,
2024 was $25,115,118 or 0.36% of total net assets. The
following table indicates the acquisition date and cost of
restricted securities shown in the schedule as of March 28,
2024.
Security
Acquisition
Date Cost
ASF IX, LP  3/18/2024 $ 3,284,063
Crown Global Secondaries VI
Feeder SA, SICAV-RAIF  2/15/2024 800,000
LCP X (Offshore), LP  10/25/2023 15,319,112
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Aggressive
Allocation Portfolio as of March 28, 2024:
Securities Lending Transactions
Long-Term Fixed Income $ 4,134,225
Common Stock 193,829
Total lending $4,328,054
Gross amount payable upon return of
collateral for securities loaned $4,503,046
Net amounts due to counterparty $174,992
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 28, 2024, in valuing Moderately Aggressive Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Registered Investment Companies
U.S. Affiliated 2,947,475,490 2,947,475,490 – –
U.S. Unaffiliated 46,940,220 46,940,220 – –
Common Stock
Communications Services 149,546,102 149,497,377 48,725 –
Consumer Discretionary 257,834,383 257,834,383 – –
Consumer Staples 77,929,164 77,929,164 – –
Energy 69,315,930 69,315,930 – –
Financials 283,237,981 283,237,981 – –
Health Care 251,921,621 251,921,621 – –
Industrials 277,090,117 271,011,120 6,078,997 –
Information Technology 612,608,006 611,068,127 1,539,879 –
Materials 55,975,303 54,960,726 1,014,577 –
Real Estate 73,027,067 73,027,067 – –
Utilities 31,448,626 31,448,626 – –
Long-Term Fixed Income
Asset-Backed Securities 15,128,005 – 15,128,005 –
Basic Materials 6,047,163 – 6,047,163 –
Capital Goods 12,528,182 – 12,528,182 –
Collateralized Mortgage Obligations 29,448,990 – 29,448,990 –
Commercial Mortgage-Backed Securities 21,271,873 – 21,271,873 –
Communications Services 19,989,433 – 19,989,433 –
Consumer Cyclical 19,705,544 – 19,705,544 –
Consumer Non-Cyclical 22,746,242 – 22,746,242 –
Energy 17,814,673 – 17,814,673 –
Financials 57,514,954 – 57,514,954 –
Foreign Government 297,720 – 297,720 –
Mortgage-Backed Securities 198,606,180 – 198,606,180 –
Technology 12,587,088 – 12,587,088 –
Transportation 4,397,711 – 4,397,711 –
U.S. Government & Agencies 217,823,328 – 217,823,328 –
Utilities 13,042,556 – 13,042,556 –
Private Equity Funds
Secondary 25,115,118 – – 25,115,118
Short-Term Investments 53,429,812 – 53,429,812 –
Subtotal Investments in Securities $5,881,844,582 $5,125,667,832 $731,061,632 $25,115,118
Other Investments  * Total
Affiliated Short-Term Investments 674,590,526
U.S. Affiliated Registered Investment Cos. 472,972,668
Collateral Held for Securities Loaned 4,503,046
Subtotal Other Investments $1,152,066,240
Total Investments at Value $7,033,910,822
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of March 28, 2024, in valuing Moderately Aggressive Allocation Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 19,797,238 19,797,238 – –
Total Asset Derivatives $19,797,238 $19,797,238 $– $–
Liability Derivatives
Futures Contracts 21,078,672 21,078,672 – –
Total Liability Derivatives $21,078,672 $21,078,672 $– $–

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table presents Moderately Aggressive Allocation Portfolio's futures contracts held as of March 28, 2024. Investments and/or cash totaling $48,636,675 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 292 June 2024 $ 32,243,998 $ 108,691
CBOT 2-Yr. U.S. Treasury Note 665 June 2024 136,158,192 (176,079)
CBOT 5-Yr. U.S. Treasury Note 576 June 2024 61,570,512 70,491
CBOT U.S. Long Bond 157 June 2024 18,696,621 212,066
CME E-mini Russell 2000 Index 35 June 2024 3,687,698 67,627
CME E-mini S&P 500 Index 4,272 June 2024 1,116,121,927 17,773,673
CME E-mini S&P Mid-Cap 400 Index 6 June 2024 1,791,040 55,400
CME Ultra Long Term U.S. Treasury Bond 198 June 2024 25,290,437 251,563
Ultra 10-Yr. U.S. Treasury Note 185 June 2024 21,106,411 96,324
Total Futures Long Contracts $ 1,416,666,836 $ 18,459,756
CME E-mini Russell 2000 Index (2,322) June 2024 ( $ 245,115,118) ( $ 4,023,871)
CME E-mini S&P Mid-Cap 400 Index (1,929) June 2024 (578,399,621) (15,230,839)
CME Euro Foreign Exchange Currency (525) June 2024 (72,152,152) 1,136,058
Eurex Euro STOXX 50 Index (1,344) June 2024 (71,547,055) (1,647,883)
ICE mini MSCI EAFE Index (149) June 2024 (17,583,886) 23,491
ICE US mini MSCI Emerging Markets Index (13) June 2024 (683,704) 1,854
Total Futures Short Contracts ( $ 985,481,536) ($19,741,190)
Total Futures Contracts $ 431,185,300 ($1,281,434)

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderately Aggressive
Allocation Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
3/28/2024
Shares Held at
3/28/2024
% of Net
Assets
3/28/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $57,662 $840 $1,960 $57,028 7,075 0.8%
Core Emerging Markets Equity 117,140 – – 122,110 13,433 1.7
Core International Equity 67,207 – – 70,660 6,641 1.0
Core Low Volatility Equity 62,602 – 57,800 5,287 478 0.1
Core Mid Cap Value 104,636 – – 111,342 9,862 1.6
Core Small Cap Value 100,480 – – 106,545 10,109 1.5
Global Stock 562,259 – – 609,248 40,949 8.7
High Yield 37,639 569 122 37,947 9,142 0.5
Income 116,583 1,206 1,452 115,033 13,131 1.7
International Allocation 492,197 – – 515,332 51,895 7.4
International Index 47,597 – – 50,319 3,580 0.7
Large Cap Value 727,116 – – 791,031 33,084 11.3
Limited Maturity Bond 67,805 604 1,256 67,243 6,986 1.0
Mid Cap Stock 515,129 – – 576,681 26,196 8.3
Small Cap Stock 173,776 – – 184,641 9,778 2.6
Total U.S. Affiliated Registered Investment
Companies 3,249,828 3,420,447 48.9
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.590% 735,816 247,298 308,523 674,591 67,459 9.6
Total Affiliated Short-Term Investments 735,816 674,591 9.6
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 5,994 27,343 28,834 4,503 4,503 0.1
Total Collateral Held for Securities Loaned 5,994 4,503 0.1
Total Value $3,991,638 $4,099,541
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 3/28/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($510) $996 $ – $840
Core Emerging Markets Equity – 4,970 – –
Core International Equity – 3,453 – –
Core Low Volatility Equity 1,702 (1,217) – –
Core Mid Cap Value Fund – 6,706 – –
Core Small Cap Value Fund – 6,065 – –
Global Stock – 46,989 – –
High Yield (18) (121) – 570
Income (206) (1,098) – 1,204
International Allocation – 23,135 – –
International Index – 2,722 – –
Large Cap Value – 63,915 – –
Limited Maturity Bond (23) 113 – 604
Mid Cap Stock – 61,552 – –
Small Cap Stock – 10,866 – –
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.590% – – – 10,230
Total Income/Non Cash Income from Affiliated
Investments $13,448
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 7
Total Affiliated Income from Securities Loaned, Net $7
Total Value $945 $229,046 $ –

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 38.0% ) Value
Asset-Backed Securities (0.8%)
510 Asset Backed Trust
$ 1,900,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
a,b
$ 1,753,960
720 East CLO I, Ltd.
2,100,000
8.568%,  (TSFR3M +
3.250%), 1/20/2036, Ser.
2022-1A, Class B
a,c
2,120,662
750,000
9.568%,  (TSFR3M +
4.250%), 1/20/2036, Ser.
2022-1A, Class C
a,c
757,384
Access Group, Inc.
168,586
5.935%,  (SOFR30A +
0.614%), 2/25/2036, Ser.
2013-1, Class A
a,c
166,512
AMSR Trust
1,100,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
a
963,655
1,379,000
2.517%,  12/17/2038, Ser.
2021-SFR4, Class C
a
1,253,940
Ares XL CLO, Ltd.
2,100,000
8.376%,  (TSFR3M +
3.062%), 1/15/2029, Ser.
2016-40A, Class CRR
a,c
2,096,482
Avis Budget Rental Car Funding
AESOP, LLC
562,000
5.360%,  6/20/2030, Ser.
2024-1A, Class A
a
564,783
CMFT Net Lease Master Issuer,
LLC
1,316,844
2.090%,  7/20/2051, Ser.
2021-1, Class A1
a
1,132,319
Commonbond Student Loan Trust
133,132
5.944%,  (TSFR1M +
0.614%), 2/25/2044, Ser.
2018-AGS, Class A2
a,c
130,749
Drive Auto Receivables Trust
1,300,000
1.390%,  3/15/2029, Ser.
2021-2, Class D 1,244,484
Dryden 36 Senior Loan Fund
1,800,000
7.626%,  (TSFR3M +
2.312%), 4/15/2029, Ser.
2014-36A, Class CR3
a,c
1,799,897
Foundation Finance Trust
748,875
1.270%,  5/15/2041, Ser.
2021-1A, Class A
a
680,234
FRTKL Trust
2,350,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
a
2,135,323
Goodgreen
1,362,488
3.860%,  10/15/2054, Ser.
2019-1A, Class A
a
1,223,168
Home Partners of America Trust
2,499,743
2.302%,  12/17/2026, Ser.
2021-2, Class B
a
2,283,052
2,042,589
2.078%,  9/17/2041, Ser.
2021-1, Class C
a
1,694,501
Laurel Road Prime Student Loan
Trust
670,799
5.920%,  11/25/2043, Ser.
2018-D, Class A
a,c
623,777
Longfellow Place CLO, Ltd.
460,574
7.876%,  (TSFR3M +
2.562%), 4/15/2029, Ser.
2013-1A, Class CR3
a,c
460,513
Principal
Amount Long-Term Fixed Income (38.0%) Value
Asset-Backed Securities (0.8%) - continued
National Collegiate Trust
$ 498,427
5.739%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
a,c
$ 485,776
Oak Street Investment
1,702,829
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
a
1,579,349
Pretium Mortgage Credit Partners,
LLC
1,046,387
5.240%,  4/25/2052, Ser.
2022-NPL2, Class A1
a,b
1,029,440
599,654
5.240%,  9/27/2060, Ser.
2021-NPL1, Class A1
a,b
590,353
Progress Residential Trust
1,100,000
3.350%,  2/17/2041, Ser.
2024-SFR1, Class A
a
1,013,129
Renaissance Home Equity Loan
Trust
2,167,539
5.580%,  11/25/2036, Ser.
2006-3, Class AF2
b
720,218
Saxon Asset Securities Trust
860,035
3.243%,  8/25/2035, Ser.
2004-2, Class MF2
c
719,159
VCAT Asset Securitization, LLC
1,168,612
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
a,b
1,166,340
Vericrest Opportunity Loan
Transferee
795,694
4.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
a,b
772,164
903,711
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
a,b
804,770
606,089
5.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
a,b
589,682
825,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
a,b
698,632
Wind River CLO, Ltd.
1,275,000
7.579%,  (TSFR3M +
2.262%), 7/20/2030, Ser.
2013-1A, Class BRR
a,c
1,274,980
Total 34,529,387
Basic Materials (0.3%)
Anglo American Capital plc
675,000 3.875%,  3/16/2029
a
631,485
ATI, Inc.
272,000 7.250%,  8/15/2030 281,145
Axalta Coating Systems Dutch
Holding B BV
238,000 7.250%,  2/15/2031
a
247,569
Baffinland Iron Mines Corporation/
Baffinland Iron Mines, LP
54,000 8.750%,  7/15/2026
a
49,803
Cascades, Inc./Cascades USA,
Inc.
316,000 5.125%,  1/15/2026
a
309,743
Chemours Company
573,000 5.750%,  11/15/2028
a
528,362
Cleveland-Cliffs, Inc.
360,000 5.875%,  6/1/2027 359,360
230,000 4.625%,  3/1/2029
a
214,407
Consolidated Energy Finance SA
785,000 5.625%,  10/15/2028
a
658,803

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (38.0%) Value
Basic Materials (0.3%) - continued
EIDP, Inc.
$ 536,000 4.500%,  5/15/2026 $ 529,828
First Quantum Minerals, Ltd.
724,000 6.875%,  10/15/2027
a
694,146
FMC Corporation
519,000 5.150%,  5/18/2026 515,704
Glencore Funding, LLC
536,000 3.375%,  9/23/2051
a
366,867
765,000 4.000%,  3/27/2027
a
739,514
515,000 6.125%,  10/6/2028
a
532,185
Hecla Mining Company
175,000 7.250%,  2/15/2028 175,191
Hudbay Minerals, Inc.
410,000 4.500%,  4/1/2026
a
397,141
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
352,000 9.000%,  7/1/2028
a
347,247
Innophos Holdings, Inc.
131,000 9.375%,  2/15/2028
a
109,264
International Flavors & Fragrances,
Inc.
560,000 1.230%,  10/1/2025
a
524,160
Mercer International, Inc.
157,000 5.125%,  2/1/2029 137,999
Methanex Corporation
205,000 4.250%,  12/1/2024 203,225
Mineral Resources, Ltd.
82,000 9.250%,  10/1/2028
a
86,362
Mosaic Company
463,000 5.375%,  11/15/2028 468,563
Newmont Corporation/Newcrest
Finance, Pty. Ltd.
183,000 5.350%,  3/15/2034
a
184,167
Novelis Corporation
160,000 3.250%,  11/15/2026
a
149,085
210,000 4.750%,  1/30/2030
a
193,751
160,000 3.875%,  8/15/2031
a
137,441
Nutrien, Ltd.
268,000 4.900%,  3/27/2028 266,581
OCI NV
278,000 4.625%,  10/15/2025
a
271,548
Olin Corporation
580,000 5.125%,  9/15/2027 566,587
SCIL IV, LLC/SCIL USA Holdings,
LLC
274,000 5.375%,  11/1/2026
a
265,925
Smurfit Kappa Treasury, ULC
500,000 5.777%,  4/3/2054
a,d
505,748
SNF Group SACA
409,000 3.375%,  3/15/2030
a
354,036
SunCoke Energy, Inc.
438,000 4.875%,  6/30/2029
a
396,567
Taseko Mines, Ltd.
479,000 7.000%,  2/15/2026
a,e
480,960
Tronox, Inc.
135,000 4.625%,  3/15/2029
a
121,086
Unifrax Escrow Issuer Corporation
373,000 5.250%,  9/30/2028
a
240,540
United States Steel Corporation
438,000 6.875%,  3/1/2029 442,202
Total 13,684,297
Principal
Amount Long-Term Fixed Income (38.0%) Value
Capital Goods (0.7%)
AAR Escrow Issuer, LLC
$ 324,000 6.750%,  3/15/2029
a
$ 326,493
Advanced Drainage Systems, Inc.
375,000 6.375%,  6/15/2030
a
376,941
AECOM
269,000 5.125%,  3/15/2027 264,253
Amsted Industries, Inc.
342,000 5.625%,  7/1/2027
a
336,864
ARD Finance SA
131,000 6.500%,  6/30/2027
a
43,838
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
280,000 5.250%,  8/15/2027
a,e
176,400
294,000 5.250%,  8/15/2027
a,e
185,220
BAE Systems plc
400,000 5.250%,  3/26/2031
a
401,639
Boeing Company
1,137,000 5.930%,  5/1/2060 1,065,977
551,000 5.040%,  5/1/2027 540,609
1,250,000 5.705%,  5/1/2040 1,196,427
Bombardier, Inc.
453,000 7.875%,  4/15/2027
a
453,317
350,000 6.000%,  2/15/2028
a
344,286
Brand Industrial Services, Inc.
292,000 10.375%,  8/1/2030
a
316,138
Builders FirstSource, Inc.
265,000 5.000%,  3/1/2030
a
252,858
Canpack SA/Canpack US, LLC
548,000 3.875%,  11/15/2029
a
484,953
Carrier Global Corporation
567,000 2.700%,  2/15/2031 487,868
Chart Industries, Inc.
411,000 7.500%,  1/1/2030
a
426,801
Clean Harbors, Inc.
548,000 6.375%,  2/1/2031
a
552,024
Clydesdale Acquisition Holdings,
Inc.
55,000 6.625%,  4/15/2029
a
54,956
110,000 8.750%,  4/15/2030
a
108,079
CNH Industrial NV
365,000 3.850%,  11/15/2027 350,502
Cornerstone Building Brands, Inc.
283,000 6.125%,  1/15/2029
a
252,253
Covanta Holding Corporation
208,000 4.875%,  12/1/2029
a
186,420
CP Atlas Buyer, Inc.
455,000 7.000%,  12/1/2028
a,e
427,021
Crown Cork & Seal Company, Inc.
353,000 7.375%,  12/15/2026 370,339
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
414,000 6.625%,  12/15/2030
a
417,971
GFL Environmental, Inc.
339,000 4.000%,  8/1/2028
a
312,449
550,000 3.500%,  9/1/2028
a
503,796
H&E Equipment Services, Inc.
697,000 3.875%,  12/15/2028
a
638,092
Herc Holdings, Inc.
344,000 5.500%,  7/15/2027
a
337,873
Howmet Aerospace, Inc.
805,000 5.950%,  2/1/2037 833,119
Ingersoll Rand, Inc.
128,000 5.700%,  8/14/2033 131,307

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (38.0%) Value
Capital Goods (0.7%) - continued
Lockheed Martin Corporation
$ 451,000 5.200%,  2/15/2064 $ 445,946
284,000 6.150%,  9/1/2036 309,678
Mauser Packaging Solutions
Holding Company
283,000 9.250%,  4/15/2027
a,e
280,746
Miter Brands Acquisition Holdco,
Inc./MIWD Borrower, LLC
81,000 6.750%,  4/1/2032
a
81,277
MIWD Holdco II, LLC
222,000 5.500%,  2/1/2030
a
204,307
Mueller Water Products, Inc.
232,000 4.000%,  6/15/2029
a
210,431
Nesco Holdings II, Inc.
425,000 5.500%,  4/15/2029
a
402,093
New Enterprise Stone and Lime
Company, Inc.
531,000 5.250%,  7/15/2028
a
508,693
Nordson Corporation
512,000 5.600%,  9/15/2028 521,476
Northrop Grumman Corporation
935,000 3.850%,  4/15/2045 752,421
OI European Group BV
444,000 4.750%,  2/15/2030
a
408,789
Owens-Brockway Glass Container,
Inc.
221,000 6.625%,  5/13/2027
a
221,125
Pactiv Evergreen Group
320,000 4.375%,  10/15/2028
a
298,519
PGT Innovations, Inc.
426,000 4.375%,  10/1/2029
a
432,571
Regal Rexnord Corporation
670,000 6.050%,  2/15/2026
a
673,461
Roller Bearing Company of
America, Inc.
314,000 4.375%,  10/15/2029
a
287,504
Rolls-Royce plc
198,000 5.750%,  10/15/2027
a
198,541
RTX Corporation
159,000 6.400%,  3/15/2054 179,886
414,000 4.125%,  11/16/2028 400,455
775,000 4.450%,  11/16/2038 698,050
Sealed Air Corporation
345,000 6.125%,  2/1/2028
a
345,716
Smyrna Ready Mix Concrete, LLC
378,000 8.875%,  11/15/2031
a
404,041
Spirit AeroSystems, Inc.
404,000 9.750%,  11/15/2030
a
451,901
SRM Escrow Issuer, LLC
235,000 6.000%,  11/1/2028
a
229,679
Summit Materials, LLC/Summit
Materials Finance Corporation
108,000 7.250%,  1/15/2031
a
112,254
Textron, Inc.
710,000 3.375%,  3/1/2028 664,729
Titan Acquisition, Ltd./Titan Co-
Borrower, LLC
180,000 7.750%,  4/15/2026
a
179,786
Trane Technologies Financing, Ltd.
375,000 3.500%,  3/21/2026 362,764
TransDigm, Inc.
704,000 5.500%,  11/15/2027 689,042
457,000 7.125%,  12/1/2031
a
470,965
Principal
Amount Long-Term Fixed Income (38.0%) Value
Capital Goods (0.7%) - continued
$ 378,000 6.625%,  3/1/2032
a
$ 381,890
Triumph Group, Inc.
371,000 9.000%,  3/15/2028
a
391,120
Trivium Packaging Finance
203,000 5.500%,  8/15/2026
a
200,153
173,000 8.500%,  8/15/2027
a
170,842
United Rentals North America, Inc.
405,000 4.875%,  1/15/2028 394,128
360,000 4.000%,  7/15/2030 327,623
Veralto Corporation
507,000 5.350%,  9/18/2028
a
513,580
Waste Management, Inc.
515,000 4.875%,  2/15/2034 511,477
Waste Pro USA, Inc.
205,000 5.500%,  2/15/2026
a
201,900
WESCO Distribution, Inc.
260,000 7.250%,  6/15/2028
a
265,444
135,000 6.375%,  3/15/2029
a
136,388
95,000 6.625%,  3/15/2032
a
96,538
Total 28,175,012
Collateralized Mortgage Obligations (1.7%)
Alternative Loan Trust
626,181
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 349,149
Angel Oak Mortgage Trust
1,387,106
5.985%,  1/25/2069, Ser.
2024-2, Class A1
a,b
1,382,225
BINOM Securitization Trust
947,643
2.370%,  6/25/2056, Ser.
2021-INV1, Class A2
a,c
812,638
CHNGE Mortgage Trust
1,867,904
7.100%,  7/25/2058, Ser.
2023-3, Class A1
a,b
1,867,960
2,119,676
6.000%,  10/25/2057, Ser.
2022-4, Class A1
a,b
2,089,894
Citicorp Mortgage Securities, Inc.
1,041,586
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 915,228
COLT Mortgage Loan Trust
1,798,414
1.726%,  11/25/2066, Ser.
2021-5, Class A1
a,c
1,536,483
Countrywide Alternative Loan Trust
762,728
4.009%,  10/25/2035, Ser.
2005-43, Class 4A1
c
616,096
1,079,367
7.000%,  10/25/2037, Ser.
2007-24, Class A10 388,258
Countrywide Home Loans, Inc.
187,019
5.750%,  4/25/2037, Ser.
2007-3, Class A27 85,944
Credit Suisse Mortgage Trust
1,300,000
3.346%,  1/25/2067, Ser.
2022-ATH1, Class A1B
a,c
1,123,325
1,875,000
4.000%,  2/25/2067, Ser.
2022-NQM2, Class A1B
a,c
1,672,802
1,110,348
6.567%,  8/25/2067, Ser.
2022-ATH3, Class A3
a,c
1,092,996
1,124,232
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
a,c
946,084
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
80,514
6.000%,  4/25/2024, Ser.
2006-AR5, Class 23A 42,790

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (38.0%) Value
Collateralized Mortgage Obligations (1.7%) -
continued
Federal Home Loan Mortgage
Corporation - REMIC
$ 3,988,422
4.000%,  1/25/2051, Ser.
5249, Class LA $ 3,811,877
2,095,517
4.000%,  9/25/2052, Ser.
5256, Class A 1,978,931
1,045,343
3.000%,  2/15/2033, Ser.
4170, Class IG
f
81,299
1,198,768
3.000%,  3/15/2033, Ser.
4180, Class PI
f
113,477
3,079,997
4.500%,  10/15/2033, Ser.
2695, Class BH 3,032,200
2,650,000
2.500%,  12/15/2048, Ser.
5094, Class BC 2,076,236
Federal National Mortgage
Association - REMIC
2,905,966
4.500%,  6/25/2052, Ser.
2022-43, Class MA 2,839,947
1,737,793
4.000%,  7/25/2052, Ser.
2022-37, Class PE 1,658,262
2,992,429
Zero Coupon,  11/25/2053,
Ser. 2023-54, Class EO 2,368,830
1,266,227
3.000%,  12/25/2027, Ser.
2012-137, Class AI
f
40,842
6,876,389
5.250%,  7/25/2039, Ser.
2022-72, Class CB 6,810,574
2,897,786
4.500%,  1/25/2046, Ser.
2022-68, Class BA 2,826,828
Flagstar Mortgage Trust
1,094,488
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
a,c
957,391
GCAT Trust
1,451,459
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
a,c
1,275,002
GS Mortgage-Backed Securities
Trust
2,502,040
3.000%,  6/25/2052, Ser.
2022-GR1, Class A2
a,c
2,089,106
J.P. Morgan Mortgage Trust
2,166,901
2.500%,  2/25/2052, Ser.
2021-INV7, Class A2A
a,c
1,736,060
1,503,306
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
a,c
1,239,092
LHOME Mortgage Trust
139,767
3.090%,  6/25/2026, Ser.
2021-RTL2, Class A1
a
139,403
1,400,000
7.628%,  11/25/2028, Ser.
2023-RTL4, Class A1
a,b
1,416,829
Mello Mortgage Capital
Acceptance
2,202,425
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
a,c
1,764,521
Merrill Lynch Alternative Note
Asset Trust
184,854
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 67,697
New Residential Mortgage Loan
Trust
4,147,406
2.500%,  9/25/2051, Ser.
2021-INV2, Class A2
a,c
3,322,786
NYMT Loan Trust I
930,956
2.239%,  5/25/2026, Ser.
2021-BPL1, Class A1
a,b
917,342
Principal
Amount Long-Term Fixed Income (38.0%) Value
Collateralized Mortgage Obligations (1.7%) -
continued
OBX Trust
$ 1,400,000
3.688%,  1/25/2062, Ser.
2022-NQM3, Class A1B
a,c
$ 1,224,115
Palisades Mortgage Loan Trust
2,709,418
3.487%,  6/25/2026, Ser.
2021-RTL1, Class A1
a
2,709,418
Residential Accredit Loans, Inc.
Trust
469,842
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 397,395
Residential Asset Securitization
Trust
1,561,993
5.375%,  7/25/2035, Ser.
2005-A8CB, Class A9 929,234
ROC Securities Trust Series
1,934,478
3.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
a,c
1,923,497
Saluda Grade Alternative
Mortgage Trust
2,100,000
7.762%,  4/25/2030, Ser.
2024-RTL5, Class A1
a,b
2,101,462
Sequoia Mortgage Trust
543,090
3.626%,  9/20/2046, Ser.
2007-1, Class 4A1
c
366,524
Toorak Mortgage Corporation, Ltd.
908,336
3.240%,  6/25/2024, Ser.
2021-1, Class A1
a
898,732
TRK Trust
1,410,036
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
a,c
1,208,131
Unlock HEA Trust
1,400,000
7.000%,  4/25/2039, Ser.
2024-1, Class A
a
1,368,500
Vericrest Opportunity Loan
Transferee
807,954
5.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
a,b
790,475
Verus Securitization Trust
866,378
2.286%,  11/25/2066, Ser.
2021-8, Class A2
a,c
727,408
625,408
6.664%,  12/25/2068, Ser.
2023-8, Class A2
a,b
628,465
Total 72,759,760
Commercial Mortgage-Backed Securities (1.2%)
BANK 2022-BNK39
9,689,441
0.423%,  2/15/2055, Ser.
2022-BNK39, Class XA
c,f
258,118
BBCMS Mortgage Trust
5,353,514
0.713%,  2/15/2055, Ser.
2022-C14, Class XA
c,f
209,896
17,253,886
1.151%,  9/15/2055, Ser.
2022-C17, Class XA
c,f
1,309,839
14,239,680
1.820%,  10/15/2053, Ser.
2020-C8, Class XA
c,f
1,180,938
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
7,500,000
3.000%,  6/25/2032, Ser.
K147, Class A2
c,g
6,654,657
4,750,000
3.500%,  7/25/2032, Ser.
K148, Class A2
c,g
4,371,435

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (38.0%) Value
Commercial Mortgage-Backed Securities (1.2%)
- continued
$ 7,500,000
3.530%,  8/25/2032, Ser.
K149, Class A2
g
$ 6,909,280
650,000
3.710%,  9/25/2032, Ser.
K-150, Class A2
c,g
606,300
7,150,000
3.800%,  10/25/2032, Ser.
K-151, Class A2
c,g
6,709,831
7,000,000
3.820%,  12/25/2032, Ser.
K-153, Class A2
c,g
6,575,598
1,750,000
4.500%,  8/25/2033, Ser.
K-160, Class A2
c,g
1,725,752
7,600,000
5.150%,  12/25/2033, Ser.
K-162, Class A2
g
7,867,296
Morgan Stanley Capital I Trust
14,688,851
1.830%,  7/15/2053, Ser.
2020-HR8, Class XA
c,f
1,288,615
SCOTT Trust
2,400,000
5.910%,  3/15/2040, Ser.
2023-SFS, Class A
a
2,413,705
Total 48,081,260
Communications Services (1.1%)
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
371,000 10.500%,  2/15/2028
a
171,960
Altice Financing SA
319,000 5.750%,  8/15/2029
a
255,596
Altice France SA/France
200,000 8.125%,  2/1/2027
a
156,332
381,000 5.125%,  7/15/2029
a
257,569
432,000 5.500%,  10/15/2029
a
293,213
AMC Networks, Inc.
230,000 4.750%,  8/1/2025
e
229,710
67,000 10.250%,  1/15/2029
a,d
67,486
American Tower Corporation
245,000 3.375%,  10/15/2026 234,009
505,000 5.800%,  11/15/2028 517,034
660,000 2.900%,  1/15/2030 580,297
321,000 5.650%,  3/15/2033 326,022
AT&T, Inc.
805,000 3.650%,  6/1/2051 590,980
1,129,000 3.500%,  9/15/2053 796,535
491,000 2.300%,  6/1/2027 452,586
571,000 4.350%,  3/1/2029
e
556,292
522,000 5.400%,  2/15/2034 528,847
1,026,000 4.900%,  8/15/2037 973,521
Bell Telephone Company of
Canada
677,000 5.550%,  2/15/2054 675,864
CCO Holdings, LLC/CCO Holdings
Capital Corporation
640,000 5.125%,  5/1/2027
a
609,774
328,000 5.000%,  2/1/2028
a
305,337
71,000 6.375%,  9/1/2029
a
67,356
770,000 4.750%,  3/1/2030
a
661,153
510,000 4.500%,  8/15/2030
a
427,404
220,000 4.250%,  2/1/2031
a
179,663
96,000 4.750%,  2/1/2032
a
78,348
350,000 4.250%,  1/15/2034
a
264,199
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
349,000 6.150%,  11/10/2026 351,733
Principal
Amount Long-Term Fixed Income (38.0%) Value
Communications Services (1.1%) - continued
$ 803,000 4.200%,  3/15/2028 $ 756,851
1,225,000 3.500%,  6/1/2041 822,558
Cimpress plc
272,000 7.000%,  6/15/2026 272,245
Clear Channel Outdoor Holdings,
Inc.
490,000 7.500%,  6/1/2029
a
405,250
Clear Channel Worldwide
Holdings, Inc.
560,000 5.125%,  8/15/2027
a
527,876
Comcast Corporation
803,000 5.350%,  5/15/2053 796,976
690,000 2.887%,  11/1/2051 447,895
512,000 4.250%,  10/15/2030 494,616
640,000 4.400%,  8/15/2035 600,748
885,000 4.750%,  3/1/2044 812,977
Connect Finco SARL/Connect US
Finco, LLC
212,000 6.750%,  10/1/2026
a
207,818
CSC Holdings, LLC
581,000 5.375%,  2/1/2028
a
499,731
146,000 11.750%,  1/31/2029
a
146,228
462,000 6.500%,  2/1/2029
a
391,458
597,000 5.750%,  1/15/2030
a
316,036
Deutsche Telekom International
Finance BV
1,335,000 8.750%,  6/15/2030 1,578,121
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
845,000 5.875%,  8/15/2027
a
799,401
Discovery Communications, LLC
878,000 4.900%,  3/11/2026 869,280
DISH DBS Corporation
143,000 5.875%,  11/15/2024
e
137,012
194,000 5.250%,  12/1/2026
a,e
152,757
142,000 7.375%,  7/1/2028 68,363
261,000 5.750%,  12/1/2028
a,e
179,374
218,000 5.125%,  6/1/2029 90,925
DISH Network Corporation
261,000 11.750%,  11/15/2027
a
266,463
Frontier Communications
Holdings, LLC
457,000 5.875%,  10/15/2027
a
442,438
373,000 6.750%,  5/1/2029
a
332,414
155,000 8.750%,  5/15/2030
a
158,599
GCI, LLC
405,000 4.750%,  10/15/2028
a
371,347
Gray Television, Inc.
395,000 4.750%,  10/15/2030
a
259,056
195,000 5.375%,  11/15/2031
a
127,865
iHeartCommunications, Inc.
325,000 6.375%,  5/1/2026 277,253
Iliad Holding SASU
510,000 6.500%,  10/15/2026
a
505,223
Lamar Media Corporation
223,000 3.625%,  1/15/2031 195,667
LCPR Senior Secured Financing
DAC
545,000 6.750%,  10/15/2027
a
511,493
Level 3 Financing, Inc.
629,000 4.625%,  9/15/2027
a
418,285
320,000 4.250%,  7/1/2028
a
150,400
198,000 10.500%,  5/15/2030
a,e
202,455

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (38.0%) Value
Communications Services (1.1%) - continued
McGraw-Hill Education, Inc.
$ 431,000 8.000%,  8/1/2029
a,e
$ 405,105
Meta Platforms, Inc.
402,000 5.600%,  5/15/2053 424,888
436,000 4.800%,  5/15/2030 438,389
886,000 3.850%,  8/15/2032 830,240
Netflix, Inc.
219,000 5.875%,  11/15/2028 227,657
480,000 5.375%,  11/15/2029
a
489,834
450,000 4.875%,  6/15/2030
a
446,852
News Corporation
395,000 3.875%,  5/15/2029
a
361,209
NTT Finance Corporation
640,000 4.372%,  7/27/2027
a
628,738
Omnicom Group, Inc.
330,000 4.200%,  6/1/2030 314,116
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
164,000 4.625%,  3/15/2030
a
147,080
Paramount Global
233,000 6.375%,  3/30/2062
c
215,286
Playtika Holding Corporation
348,000 4.250%,  3/15/2029
a
301,268
Rogers Communications, Inc.
620,000 5.000%,  2/15/2029 615,694
813,000 5.300%,  2/15/2034 805,748
Scripps Escrow II, Inc.
125,000 3.875%,  1/15/2029
a
99,396
180,000 5.375%,  1/15/2031
a
110,748
Sinclair Television Group, Inc.
487,000 4.125%,  12/1/2030
a
354,711
Sirius XM Radio, Inc.
535,000 5.000%,  8/1/2027
a
514,714
295,000 4.000%,  7/15/2028
a
269,887
Sprint Capital Corporation
1,308,000 8.750%,  3/15/2032 1,586,018
Take-Two Interactive Software, Inc.
533,000 4.950%,  3/28/2028 530,951
TEGNA, Inc.
135,000 4.750%,  3/15/2026
a
132,354
425,000 4.625%,  3/15/2028 388,728
Telecom Italia Capital SA
340,000 6.000%,  9/30/2034 310,982
Telecom Italia SPA/Milano
173,000 5.303%,  5/30/2024
a
172,059
Telesat Canada/Telesat, LLC
215,000 4.875%,  6/1/2027
a
111,800
80,000 6.500%,  10/15/2027
a
32,000
T-Mobile USA, Inc.
1,343,000 3.600%,  11/15/2060 941,671
758,000 4.850%,  1/15/2029 752,385
900,000 4.375%,  4/15/2040 801,579
United States Cellular Corporation
92,000 6.700%,  12/15/2033 90,174
Uniti Group, LP/Uniti Group
Finance, Inc./CSL Capital, LLC
411,000 4.750%,  4/15/2028
a
358,855
239,000 6.500%,  2/15/2029
a
185,231
Univision Communications, Inc.
445,000 4.500%,  5/1/2029
a
397,676
Urban One, Inc.
81,000 7.375%,  2/1/2028
a
68,732
Principal
Amount Long-Term Fixed Income (38.0%) Value
Communications Services (1.1%) - continued
Verizon Communications, Inc.
$ 806,000 3.000%,  11/20/2060 $ 502,610
1,842,000 2.650%,  11/20/2040 1,297,946
1,219,000 3.400%,  3/22/2041 952,773
Viasat, Inc.
216,000 6.500%,  7/15/2028
a,e
166,798
Virgin Media Finance plc
165,000 5.000%,  7/15/2030
a
139,616
Virgin Media Secured Finance plc
341,000 5.500%,  5/15/2029
a
315,278
VZ Secured Financing BV
561,000 5.000%,  1/15/2032
a
481,677
Warnermedia Holdings, Inc.
617,000 4.054%,  3/15/2029 577,590
805,000 5.050%,  3/15/2042 691,892
YPSO Finance BIS SA
265,000 10.500%,  5/15/2027
a
99,157
Zayo Group Holdings, Inc.
162,000 4.000%,  3/1/2027
a
133,349
Ziggo Bond Company BV
157,000 5.125%,  2/28/2030
a,e
134,455
Total 46,558,170
Consumer Cyclical (1.1%)
1011778 B.C., ULC/New Red
Finance, Inc.
640,000 4.375%,  1/15/2028
a
605,396
Adient Global Holdings, Ltd.
217,000 8.250%,  4/15/2031
a,e
228,987
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation
95,000 6.625%,  7/15/2026
a
94,938
315,000 6.000%,  6/1/2029
a,e
271,034
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
330,000 4.625%,  6/1/2028
a
301,346
285,000 4.625%,  6/1/2028
a
259,056
Allison Transmission, Inc.
224,000 3.750%,  1/30/2031
a
195,445
Amazon.com, Inc.
670,000 3.875%,  8/22/2037 604,834
AMC Entertainment Holdings, Inc.
98,000 7.500%,  2/15/2029
a
65,457
American Axle & Manufacturing,
Inc.
660,000 6.500%,  4/1/2027
e
657,761
American Honda Finance
Corporation
458,000 4.900%,  3/12/2027 457,093
511,000 5.850%,  10/4/2030 534,455
Anywhere Real Estate Group,
LLC/Anywhere Co-Issuer
Corporation
72,000 7.000%,  4/15/2030
a
64,111
Arches Buyer, Inc.
294,000 6.125%,  12/1/2028
a
246,276
Arko Corporation
264,000 5.125%,  11/15/2029
a
218,506
Asbury Automotive Group, Inc.
230,000 5.000%,  2/15/2032
a
208,390

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (38.0%) Value
Consumer Cyclical (1.1%) - continued
Ashton Woods USA, LLC/Ashton
Woods Finance Company
$ 260,000 4.625%,  8/1/2029
a
$ 239,827
160,000 4.625%,  4/1/2030
a
146,187
Beazer Homes USA, Inc.
95,000 7.500%,  3/15/2031
a
95,941
Boyd Gaming Corporation
395,000 4.750%,  6/15/2031
a
362,984
Boyne USA, Inc.
150,000 4.750%,  5/15/2029
a
139,046
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
370,000 6.250%,  9/15/2027
a
361,981
Caesars Entertainment, Inc.
135,000 8.125%,  7/1/2027
a
138,262
882,000 4.625%,  10/15/2029
a
804,270
162,000 6.500%,  2/15/2032
a
163,427
Carnival Corporation
262,000 7.625%,  3/1/2026
a
265,081
647,000 5.750%,  3/1/2027
a
640,359
162,000 4.000%,  8/1/2028
a
150,902
138,000 6.000%,  5/1/2029
a
136,166
Carvana Company
229,000
0.000%,PIK 12.000%,
12/1/2028
a,h
223,903
Cedar Fair, LP
322,000 5.250%,  7/15/2029 305,233
Churchill Downs, Inc.
265,000 4.750%,  1/15/2028
a
252,271
164,000 6.750%,  5/1/2031
a
164,916
Cinemark USA, Inc.
399,000 5.875%,  3/15/2026
a
393,936
Clarios Global, LP/Clarios US
Finance Company, Inc.
205,000 8.500%,  5/15/2027
a
205,310
409,000 6.750%,  5/15/2028
a
414,574
D.R. Horton, Inc.
274,000 2.600%,  10/15/2025 262,542
Daimler Trucks Finance North
America, LLC
839,000 2.000%,  12/14/2026
a
771,326
Dana, Inc.
197,000 4.500%,  2/15/2032 170,272
eG Global Finance plc
65,000 12.000%,  11/30/2028
a
69,091
Expedia Group, Inc.
1,103,000 3.250%,  2/15/2030 992,896
Ford Motor Company
489,000 3.250%,  2/12/2032 406,753
Ford Motor Credit Company, LLC
450,000 2.300%,  2/10/2025 436,395
770,000 2.900%,  2/10/2029 678,911
605,000 7.122%,  11/7/2033 650,926
Forestar Group, Inc.
275,000 3.850%,  5/15/2026
a
262,623
General Motors Company
700,000 6.125%,  10/1/2025 705,889
General Motors Financial
Company, Inc.
450,000 1.500%,  6/10/2026 413,935
243,000 5.400%,  5/8/2027 243,636
817,000 5.800%,  1/7/2029 831,392
Principal
Amount Long-Term Fixed Income (38.0%) Value
Consumer Cyclical (1.1%) - continued
GLP Capital, LP
$ 1,004,000 5.750%,  6/1/2028 $ 1,004,742
Goodyear Tire & Rubber Company
270,000 5.000%,  7/15/2029
e
252,079
Hanesbrands, Inc.
152,000 4.875%,  5/15/2026
a
147,991
149,000 9.000%,  2/15/2031
a,e
153,089
Hilton Domestic Operating
Company, Inc.
507,000 4.875%,  1/15/2030 486,112
163,000 3.625%,  2/15/2032
a
140,343
Hilton Grand Vacations Borrower
Escrow, LLC/Hilton Grand
Vacations Borrower Escrow, Inc.
263,000 5.000%,  6/1/2029
a
245,274
Home Depot, Inc.
555,000 5.400%,  9/15/2040 564,717
840,000 4.250%,  4/1/2046 727,667
700,000 3.900%,  6/15/2047 572,124
Hyundai Capital America
505,000 6.250%,  11/3/2025
a
510,163
1,000,000 1.800%,  1/10/2028
a
880,748
International Game Technology plc
445,000 5.250%,  1/15/2029
a
429,956
Jacobs Entertainment, Inc.
223,000 6.750%,  2/15/2029
a
216,627
KB Home
360,000 4.800%,  11/15/2029 343,599
Kohl's Corporation
398,000 4.625%,  5/1/2031 334,927
L Brands, Inc.
600,000 6.625%,  10/1/2030
a
612,899
140,000 6.875%,  11/1/2035 143,158
Lennar Corporation
299,000 4.750%,  5/30/2025 296,400
Light & Wonder International, Inc.
490,000 7.250%,  11/15/2029
a
503,018
Live Nation Entertainment, Inc.
279,000 4.750%,  10/15/2027
a
266,397
Lowe's Companies, Inc.
536,000 5.625%,  4/15/2053 541,364
1,057,000 2.625%,  4/1/2031 909,528
Macy's Retail Holdings, LLC
390,000 5.875%,  4/1/2029
a,e
382,597
131,000 6.125%,  3/15/2032
a
126,977
Marriott International, Inc./MD
885,000 4.625%,  6/15/2030 861,012
Mattamy Group Corporation
306,000 5.250%,  12/15/2027
a
296,683
McDonald's Corporation
1,140,000 4.450%,  3/1/2047 992,906
Michaels Companies, Inc.
117,000 5.250%,  5/1/2028
a
99,693
104,000 7.875%,  5/1/2029
a
78,024
NCL Corporation, Ltd.
329,000 5.875%,  3/15/2026
a
324,773
347,000 5.875%,  2/15/2027
a
342,833
Nissan Motor Acceptance
Company, LLC
741,000 1.125%,  9/16/2024
a
724,237
Nordstrom, Inc.
132,000 4.375%,  4/1/2030
e
119,525
187,000 4.250%,  8/1/2031 164,197

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (38.0%) Value
Consumer Cyclical (1.1%) - continued
PENN Entertainment, Inc.
$ 325,000 4.125%,  7/1/2029
a,e
$ 279,484
PetSmart, Inc./PetSmart Finance
Corporation
520,000 4.750%,  2/15/2028
a
486,848
350,000 7.750%,  2/15/2029
a
340,740
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
688,000 5.750%,  4/15/2026
a
685,993
305,000 6.250%,  1/15/2028
a,e
298,772
QVC, Inc.
83,000 4.375%,  9/1/2028 66,520
Raising Cane's Restaurants, LLC
162,000 9.375%,  5/1/2029
a
175,080
Rakuten Group, Inc.
196,000 11.250%,  2/15/2027
a
207,660
Real Hero Merger Sub 2, Inc.
240,000 6.250%,  2/1/2029
a,e
210,290
Realogy Group, LLC/Realogy
Group Co-Issuer Corporation
151,000 5.750%,  1/15/2029
a
106,929
Royal Caribbean Cruises, Ltd.
723,000 4.250%,  7/1/2026
a
697,727
254,000 9.250%,  1/15/2029
a
272,432
252,000 7.250%,  1/15/2030
a
261,823
Scientific Games Holdings, LP/
Scientific Games US FinCo, Inc.
62,000 6.625%,  3/1/2030
a
59,938
SeaWorld Parks and
Entertainment, Inc.
317,000 5.250%,  8/15/2029
a
298,566
Six Flags Theme Parks, Inc.
136,000 7.000%,  7/1/2025
a
136,196
Staples, Inc.
369,000 7.500%,  4/15/2026
a
360,134
121,000 10.750%,  4/15/2027
a
115,015
Station Casinos, LLC
307,000 4.625%,  12/1/2031
a
275,930
Tapestry, Inc.
575,000 7.350%,  11/27/2028 605,879
Target Corporation
805,000 2.950%,  1/15/2052 546,351
Tenneco, Inc.
432,000 8.000%,  11/17/2028
a
394,173
Toyota Motor Credit Corporation
675,000 5.000%,  3/19/2027 677,070
239,000 4.800%,  1/5/2034 235,123
Tripadvisor, Inc.
84,000 7.000%,  7/15/2025
a
83,769
VICI Properties, LP/VICI Note
Company, Inc.
797,000 4.625%,  6/15/2025
a
784,777
240,000 5.750%,  2/1/2027
a
239,697
371,000 4.125%,  8/15/2030
a
337,353
Victoria's Secret & Company
311,000 4.625%,  7/15/2029
a,e
255,177
Viking Cruises, Ltd.
534,000 5.875%,  9/15/2027
a
523,915
Volkswagen Group of America
Finance, LLC
750,000 5.300%,  3/22/2027
a
751,556
Wabash National Corporation
426,000 4.500%,  10/15/2028
a
390,658
Principal
Amount Long-Term Fixed Income (38.0%) Value
Consumer Cyclical (1.1%) - continued
Walgreens Boots Alliance, Inc.
$ 229,000 3.200%,  4/15/2030 $ 199,033
Walmart, Inc.
608,000 4.500%,  9/9/2052 563,584
WASH Multifamily Acquisition, Inc.
205,000 5.750%,  4/15/2026
a,e
200,361
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
317,000 7.125%,  2/15/2031
a
328,062
Yum! Brands, Inc.
500,000 4.750%,  1/15/2030
a
474,232
ZF North America Capital, Inc.
222,000 7.125%,  4/14/2030
a
233,925
Total 45,471,399
Consumer Non-Cyclical (1.3%)
1375209 B.C., Ltd.
201,000 9.000%,  1/30/2028
a,e
196,981
Abbott Laboratories
743,000 4.750%,  11/30/2036 736,901
AbbVie, Inc.
241,000 5.400%,  3/15/2054 248,060
1,250,000 4.300%,  5/14/2036 1,173,596
555,000 5.350%,  3/15/2044 565,906
AdaptHealth, LLC
575,000 4.625%,  8/1/2029
a
494,814
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
416,000 4.625%,  1/15/2027
a
402,602
443,000 3.500%,  3/15/2029
a
397,630
Altria Group, Inc.
505,000 6.875%,  11/1/2033 549,370
Amgen, Inc.
735,000 4.200%,  2/22/2052 604,552
619,000 5.250%,  3/2/2030 628,408
808,000 5.600%,  3/2/2043 822,079
Anheuser-Busch Companies,
LLC/Anheuser-Busch InBev
Worldwide, Inc.
1,007,000 4.700%,  2/1/2036 973,587
Anheuser-Busch InBev Worldwide,
Inc.
1,228,000 4.375%,  4/15/2038 1,141,252
623,000 5.550%,  1/23/2049 649,563
Archer-Daniels-Midland Company
924,000 2.700%,  9/15/2051 590,015
AstraZeneca Finance, LLC
497,000 4.800%,  2/26/2027 496,785
AstraZeneca plc
1,400,000 3.000%,  5/28/2051 982,507
B&G Foods, Inc.
290,000 5.250%,  9/15/2027
e
270,986
BAT Capital Corporation
214,000 5.834%,  2/20/2031 215,837
268,000 7.750%,  10/19/2032 302,427
168,000 6.000%,  2/20/2034 170,108
500,000 7.079%,  8/2/2043 533,441
Bausch + Lomb Corporation
82,000 8.375%,  10/1/2028
a
84,842
Bausch Health Companies, Inc.
238,000 5.500%,  11/1/2025
a
224,651
215,000 4.875%,  6/1/2028
a
117,326

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (38.0%) Value
Consumer Non-Cyclical (1.3%) - continued
$ 370,000 11.000%,  9/30/2028
a
$ 246,975
Baxter International, Inc.
755,000 3.132%,  12/1/2051 494,455
Becton, Dickinson and Company
291,000 3.794%,  5/20/2050 228,236
865,000 3.700%,  6/6/2027 831,041
BellRing Brands, Inc.
232,000 7.000%,  3/15/2030
a
238,981
Bristol-Myers Squibb Company
428,000 5.100%,  2/22/2031 432,139
1,344,000 3.550%,  3/15/2042 1,077,866
Campbell Soup Company
702,000 5.200%,  3/19/2027 703,636
460,000 5.400%,  3/21/2034 463,451
Cargill, Inc.
809,000 3.125%,  5/25/2051
a
562,398
Catalent Pharma Solutions, Inc.
162,000 3.125%,  2/15/2029
a
154,804
Central Garden & Pet Company
500,000 4.125%,  10/15/2030
e
448,549
Cheplapharm Arzneimittel GmbH
60,000 5.500%,  1/15/2028
a
57,172
Chobani, LLC/Chobani Finance
Corporation, Inc.
399,000 4.625%,  11/15/2028
a
372,082
135,000 7.625%,  7/1/2029
a,e
136,856
CHS/Community Health Systems,
Inc.
301,000 5.625%,  3/15/2027
a
277,040
96,000 8.000%,  12/15/2027
a
94,169
401,000 6.000%,  1/15/2029
a
350,313
212,000 6.125%,  4/1/2030
a,e
152,876
266,000 5.250%,  5/15/2030
a
216,900
176,000 4.750%,  2/15/2031
a
135,827
Constellation Brands, Inc.
624,000 3.600%,  2/15/2028 592,630
369,000 2.875%,  5/1/2030 326,415
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
493,000 4.750%,  1/15/2029
a
466,531
273,000 6.625%,  7/15/2030
a
277,229
CVS Health Corporation
1,205,000 5.625%,  2/21/2053 1,183,385
602,000 5.125%,  2/21/2030 603,817
1,295,000 4.875%,  7/20/2035 1,245,410
Edgewell Personal Care Company
290,000 5.500%,  6/1/2028
a
283,472
Eli Lilly & Company
401,000 4.950%,  2/27/2063 390,062
Embecta Corporation
128,000 6.750%,  2/15/2030
a
110,904
Encompass Health Corporation
615,000 4.500%,  2/1/2028 585,738
Energizer Holdings, Inc.
484,000 4.750%,  6/15/2028
a
448,280
Fortrea Holdings, Inc.
212,000 7.500%,  7/1/2030
a
218,844
General Mills, Inc.
214,000 4.950%,  3/29/2033 211,612
Grifols SA
381,000 4.750%,  10/15/2028
a,e
315,224
Principal
Amount Long-Term Fixed Income (38.0%) Value
Consumer Non-Cyclical (1.3%) - continued
HCA, Inc.
$ 921,000 3.500%,  9/1/2030 $ 832,913
Herbalife Nutrition, Ltd./HLF
Financing, Inc.
66,000 7.875%,  9/1/2025
a
65,991
HLF Financing SARL, LLC/
Herbalife International, Inc.
499,000 4.875%,  6/1/2029
a
346,805
Imperial Brands Finance plc
1,200,000 3.875%,  7/26/2029
a
1,125,518
Jazz Securities DAC
223,000 4.375%,  1/15/2029
a
207,733
JBS USA LUX SA/JBS USA Food
Company/JBS Luxembourg
SARL
515,000 6.750%,  3/15/2034
a
541,122
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
268,000 4.375%,  2/2/2052 194,622
533,000 5.500%,  1/15/2030 525,280
743,000 3.000%,  5/15/2032 605,962
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
131,000 9.000%,  2/15/2029
a
132,811
Keurig Dr Pepper, Inc.
1,000,000 5.200%,  3/15/2031 1,002,385
Kimberly-Clark Corporation
710,000 3.900%,  5/4/2047 584,319
Kraft Heinz Foods Company
513,000 4.375%,  6/1/2046 433,251
Legacy LifePoint Health, LLC
163,000 4.375%,  2/15/2027
a
155,325
LifePoint Health, Inc.
140,000 9.875%,  8/15/2030
a
146,446
167,000 11.000%,  10/15/2030
a
178,488
Mattel, Inc.
670,000 5.450%,  11/1/2041 620,668
Medline Borrower, LP/Medline Co-
Issuer, Inc.
270,000 6.250%,  4/1/2029
a
271,209
Medtronic, Inc.
804,000 4.375%,  3/15/2035 768,798
ModivCare Escrow Issuer, Inc.
136,000 5.000%,  10/1/2029
a
98,613
ModivCare, Inc.
109,000 5.875%,  11/15/2025
a
106,150
Mozart Debt Merger Sub, Inc.
391,000 3.875%,  4/1/2029
a
355,891
262,000 5.250%,  10/1/2029
a
247,634
Organon & Company/Organon
Foreign Debt Co-Issuer BV
384,000 4.125%,  4/30/2028
a
357,846
225,000 5.125%,  4/30/2031
a
200,049
Owens & Minor, Inc.
371,000 6.625%,  4/1/2030
a,e
368,223
PepsiCo, Inc.
515,000 4.200%,  7/18/2052 449,849
Perrigo Finance Unlimited
Company
200,000 4.375%,  3/15/2026 194,611
227,000 3.150%,  6/15/2030 208,672

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (38.0%) Value
Consumer Non-Cyclical (1.3%) - continued
Pfizer Investment Enterprises,
Private Ltd.
$ 1,204,000 5.300%,  5/19/2053 $ 1,197,058
509,000 5.110%,  5/19/2043 497,728
Philip Morris International, Inc.
240,000 4.750%,  2/12/2027 238,667
512,000 5.500%,  9/7/2030 521,806
240,000 5.125%,  2/13/2031 238,427
802,000 5.375%,  2/15/2033 808,589
Post Holdings, Inc.
322,000 4.500%,  9/15/2031
a
289,636
Primo Water Holdings, Inc.
333,000 4.375%,  4/30/2029
a
306,219
RegionalCare Hospital Partners
Holdings, Inc./LifePoint Health,
Inc.
163,000 9.750%,  12/1/2026
a
163,219
Reynolds American, Inc.
952,000 5.700%,  8/15/2035 929,614
Roche Holdings, Inc.
768,000 4.000%,  11/28/2044
a
662,064
Scotts Miracle-Gro Company
152,000 4.500%,  10/15/2029 137,559
Sigma Holdco BV
204,000 7.875%,  5/15/2026
a,e
195,840
Simmons Foods, Inc.
529,000 4.625%,  3/1/2029
a
467,483
Spectrum Brands, Inc.
206,000 5.000%,  10/1/2029
a
201,889
210,000 5.500%,  7/15/2030
a
205,679
141,000 3.875%,  3/15/2031
a,e
135,821
Star Parent, Inc.
274,000 9.000%,  10/1/2030
a
289,976
Surgery Center Holdings, Inc.
162,000 7.250%,  4/15/2032
a,d
163,258
Sysco Corporation
797,000 6.600%,  4/1/2040 881,594
Takeda Pharmaceutical Company,
Ltd.
800,000 3.175%,  7/9/2050 557,520
Tenet Healthcare Corporation
810,000 5.125%,  11/1/2027 792,283
205,000 6.125%,  10/1/2028
e
204,265
330,000 6.750%,  5/15/2031
a
336,016
Teva Pharmaceutical Finance
Netherlands III BV
297,000 3.150%,  10/1/2026 277,663
Triton Water Holdings, Inc.
262,000 6.250%,  4/1/2029
a
238,634
Viterra Finance BV
642,000 3.200%,  4/21/2031
a
555,776
Wyeth, LLC
525,000 6.500%,  2/1/2034 581,494
Zoetis, Inc.
1,266,000 4.700%,  2/1/2043 1,158,968
Total 53,071,474
Energy (1.0%)
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
282,000 5.375%,  6/15/2029
a
271,188
Principal
Amount Long-Term Fixed Income (38.0%) Value
Energy (1.0%) - continued
Antero Resources Corporation
$ 146,000 5.375%,  3/1/2030
a
$ 140,215
Archrock Partners, LP/Archrock
Partners Finance Corporation
480,000 6.250%,  4/1/2028
a
474,930
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
271,000 8.250%,  12/31/2028
a
278,394
Baytex Energy Corporation
274,000 8.500%,  4/30/2030
a
286,108
Borr IHC, Ltd./Borr Finance, LLC
332,000 10.375%,  11/15/2030
a
345,280
BP Capital Markets America, Inc.
1,327,000 2.939%,  6/4/2051 885,926
Buckeye Partners, LP
186,000 4.500%,  3/1/2028
a
176,703
Canadian Natural Resources, Ltd.
319,000 2.950%,  7/15/2030 281,248
Cheniere Energy Partners, LP
2,144,000 4.500%,  10/1/2029 2,040,545
Cheniere Energy, Inc.
133,000 5.650%,  4/15/2034
a
133,950
Chesapeake Energy Corporation
208,000 6.750%,  4/15/2029
a
210,229
Civitas Resources, Inc.
189,000 8.375%,  7/1/2028
a
198,963
95,000 8.625%,  11/1/2030
a
102,009
358,000 8.750%,  7/1/2031
a
383,081
CNX Resources Corporation
159,000 6.000%,  1/15/2029
a
155,674
Columbia Pipelines Holding
Company, LLC
514,000 6.042%,  8/15/2028
a
525,216
Columbia Pipelines Operating
Company, LLC
130,000 5.927%,  8/15/2030
a
133,376
Comstock Resources, Inc.
330,000 5.875%,  1/15/2030
a
298,851
Continental Resources, Inc.
936,000 2.268%,  11/15/2026
a
861,628
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
306,000 5.500%,  6/15/2031
a
289,206
Crescent Energy Finance, LLC
162,000 9.250%,  2/15/2028
a
171,054
404,000 7.625%,  4/1/2032
a
407,113
Delek Logistics Partners, LP/Delek
Logistics Finance Corporation
162,000 8.625%,  3/15/2029
a
165,429
Diamond Foreign Asset Company/
Diamond Finance, LLC
110,000 8.500%,  10/1/2030
a
116,095
Diamondback Energy, Inc.
512,000 3.125%,  3/24/2031 453,584
DT Midstream, Inc.
223,000 4.125%,  6/15/2029
a
205,011
135,000 4.375%,  6/15/2031
a
122,259
Enerflex, Ltd.
224,000 9.000%,  10/15/2027
a
230,153
Energy Transfer, LP
528,000 4.000%,  10/1/2027 507,456
765,000 4.900%,  3/15/2035 723,175
600,000 5.150%,  2/1/2043 535,993

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (38.0%) Value
Energy (1.0%) - continued
$ 1,090,000 6.000%,  6/15/2048 $ 1,083,383
Enterprise Products Operating,
LLC
724,000 3.300%,  2/15/2053 513,784
EQM Midstream Partners, LP
754,000 4.750%,  1/15/2031
a
701,186
EQT Corporation
446,000 6.125%,  2/1/2025 446,531
625,000 3.900%,  10/1/2027 594,084
Exxon Mobil Corporation
1,200,000 3.452%,  4/15/2051 909,102
Ferrellgas, LP/Ferrellgas Finance
Corporation
310,000 5.375%,  4/1/2026
a
303,286
Genesis Energy LP/Genesis
Energy Finance Corporation
440,000 8.875%,  4/15/2030 460,571
Halliburton Company
662,000 4.850%,  11/15/2035 643,835
537,000 5.000%,  11/15/2045 504,166
Harvest Midstream, LP
334,000 7.500%,  9/1/2028
a
338,653
Hess Midstream Operations, LP
268,000 5.625%,  2/15/2026
a
265,858
Hilcorp Energy I, LP/Hilcorp
Finance Company
334,000 5.750%,  2/1/2029
a
325,328
318,000 6.250%,  4/15/2032
a
313,610
Howard Midstream Energy
Partners, LLC
409,000 6.750%,  1/15/2027
a
408,070
ITT Holdings, LLC
380,000 6.500%,  8/1/2029
a
346,788
Kodiak Gas Services, LLC
164,000 7.250%,  2/15/2029
a
167,048
Laredo Petroleum, Inc.
471,000 7.750%,  7/31/2029
a
474,891
MEG Energy Corporation
357,000 5.875%,  2/1/2029
a
350,795
MPLX, LP
660,000 4.875%,  6/1/2025 654,476
1,073,000 4.950%,  9/1/2032 1,042,302
202,000 5.000%,  3/1/2033 196,092
Nabors Industries, Ltd.
505,000 7.250%,  1/15/2026
a
501,874
National Fuel Gas Company
935,000 5.500%,  1/15/2026 933,554
New Fortress Energy, Inc.
117,000 6.750%,  9/15/2025
a
116,202
108,000 8.750%,  3/15/2029
a
107,588
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
108,000 8.125%,  2/15/2029
a
110,612
163,000 8.375%,  2/15/2032
a
167,092
Noble Finance II, LLC
273,000 8.000%,  4/15/2030
a
284,370
Northern Oil and Gas, Inc.
276,000 8.750%,  6/15/2031
a
291,445
Northriver Midstream Finance, LP
134,000 5.625%,  2/15/2026
a
132,854
NuStar Logistics, LP
264,000 6.375%,  10/1/2030 265,707
Principal
Amount Long-Term Fixed Income (38.0%) Value
Energy (1.0%) - continued
Occidental Petroleum Corporation
$ 1,269,000 7.875%,  9/15/2031 $ 1,438,502
ONEOK, Inc.
244,000 5.000%,  3/1/2026 242,493
Ovintiv, Inc.
933,000 5.375%,  1/1/2026 929,200
510,000 6.250%,  7/15/2033 530,246
PBF Holding Company, LLC/PBF
Finance Corporation
219,000 6.000%,  2/15/2028 215,494
Permian Resources Operating,
LLC
402,000 7.000%,  1/15/2032
a
417,040
Phillips 66 Company
412,000 4.950%,  12/1/2027 412,261
Prairie Acquiror, LP
216,000 9.000%,  8/1/2029
a
222,359
Precision Drilling Corporation
335,000 6.875%,  1/15/2029
a
334,378
Range Resources Corporation
221,000 4.750%,  2/15/2030
a,e
206,049
Rockcliff Energy II, LLC
292,000 5.500%,  10/15/2029
a
273,260
Rockies Express Pipeline, LLC
340,000 4.950%,  7/15/2029
a
317,760
SM Energy Company
131,000 6.625%,  1/15/2027 130,884
200,000 6.500%,  7/15/2028 200,857
Southwestern Energy Company
295,000 5.375%,  3/15/2030 283,926
191,000 4.750%,  2/1/2032 175,827
Suncor Energy, Inc.
763,000 7.150%,  2/1/2032 845,080
Sunoco, LP/Sunoco Finance
Corporation
385,000 5.875%,  3/15/2028 381,317
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
495,000 5.500%,  1/15/2028
a
476,924
Talos Production, Inc.
81,000 9.000%,  2/1/2029
a
86,019
Targa Resources Corporation
939,000 4.200%,  2/1/2033 856,084
Teine Energy, Ltd.
280,000 6.875%,  4/15/2029
a
272,297
Transocean, Inc.
265,000 11.500%,  1/30/2027
a
276,188
385,200 8.750%,  2/15/2030
a
401,639
USA Compression Partners, LP/
USA Compression Finance
Corporation
371,000 6.875%,  4/1/2026 370,573
100,000 7.125%,  3/15/2029
a
101,246
Valaris, Ltd.
272,000 8.375%,  4/30/2030
a
280,577
Venture Global Calcasieu Pass,
LLC
389,000 3.875%,  8/15/2029
a
350,157
279,000 6.250%,  1/15/2030
a
280,692
235,000 4.125%,  8/15/2031
a
208,962
Venture Global LNG, Inc.
562,000 8.375%,  6/1/2031
a
579,573

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (38.0%) Value
Energy (1.0%) - continued
$ 266,000 9.875%,  2/1/2032
a
$ 286,680
Weatherford International, Ltd.
244,000 8.625%,  4/30/2030
a
254,728
Western Midstream Operating, LP
515,000 6.350%,  1/15/2029 534,102
267,000 6.150%,  4/1/2033 273,759
Williams Companies, Inc.
537,000 5.300%,  8/15/2052 512,902
900,000 7.500%,  1/15/2031 1,001,356
Total 41,026,570
Financials (3.2%)
Acrisure, LLC/Acrisure Finance,
Inc.
200,000 6.000%,  8/1/2029
a
183,416
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
581,000 6.100%,  1/15/2027 590,508
950,000 3.875%,  1/23/2028 900,661
475,000 3.400%,  10/29/2033 400,121
Air Lease Corporation
1,117,000 3.000%,  2/1/2030 987,347
Aircastle, Ltd.
565,000 5.250%,  8/11/2025
a
560,007
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
211,000 6.750%,  10/15/2027
a
207,882
208,000 6.750%,  4/15/2028
a
209,468
119,000 5.875%,  11/1/2029
a
110,550
134,000 7.000%,  1/15/2031
a
135,343
Ally Financial, Inc.
900,000 5.750%,  11/20/2025 893,518
900,000 8.000%,  11/1/2031 1,002,503
72,000 6.700%,  2/14/2033 72,742
American Express Company
234,000 5.098%,  2/16/2028
c
233,639
American Homes 4 Rent, LP
880,000 2.375%,  7/15/2031 714,762
American International Group, Inc.
1,019,000 5.125%,  3/27/2033 1,013,326
AmWINS Group, Inc.
108,000 6.375%,  2/15/2029
a
108,583
322,000 4.875%,  6/30/2029
a
300,549
ANZ Bank New Zealand, Ltd.
550,000 5.548%,  8/11/2032
a,c
551,857
Aon North America, Inc.
365,000 5.750%,  3/1/2054 374,200
Ares Capital Corporation
397,000 3.250%,  7/15/2025 383,507
975,000 3.875%,  1/15/2026 943,056
450,000 2.150%,  7/15/2026 414,373
441,000 5.875%,  3/1/2029 439,681
Arthur J. Gallagher & Company
126,000 6.750%,  2/15/2054 143,052
176,000 5.750%,  7/15/2054 176,241
Associated Banc-Corp
650,000 4.250%,  1/15/2025 637,860
Australia & New Zealand Banking
Group, Ltd.
500,000 2.950%,  7/22/2030
a,c
480,442
Avolon Holdings Funding, Ltd.
250,000 4.250%,  4/15/2026
a
241,280
629,000 5.750%,  3/1/2029
a
625,957
Principal
Amount Long-Term Fixed Income (38.0%) Value
Financials (3.2%) - continued
Banco Santander Mexico SA
$ 675,000 5.375%,  4/17/2025
a
$ 672,410
Banco Santander SA
1,000,000 4.175%,  3/24/2028
c
963,858
Bank of America Corporation
924,000 5.080%,  1/20/2027
c
919,347
500,000 1.734%,  7/22/2027
c
460,975
616,000 3.824%,  1/20/2028
c
593,304
467,000 5.202%,  4/25/2029
c
467,442
450,000 2.087%,  6/14/2029
c
397,655
1,200,000 2.496%,  2/13/2031
c
1,033,730
1,250,000 1.922%,  10/24/2031
c
1,018,525
804,000 2.972%,  2/4/2033
c
683,754
1,609,000 4.571%,  4/27/2033
c
1,528,418
760,000 5.872%,  9/15/2034
c
788,249
300,000 5.468%,  1/23/2035
c
301,955
1,075,000 3.846%,  3/8/2037
c
950,372
Bank of Montreal
210,000 5.266%,  12/11/2026 210,929
Bank of New York Mellon
Corporation
500,000 6.317%,  10/25/2029
c
527,616
Bank of Nova Scotia
275,000 4.850%,  2/1/2030 272,989
Barclays plc
783,000 6.496%,  9/13/2027
c
798,736
621,000 4.972%,  5/16/2029
c
608,593
825,000 5.746%,  8/9/2033
c
828,512
Berkshire Hathaway Finance
Corporation
1,071,000 2.850%,  10/15/2050 722,765
BlackRock Funding, Inc.
237,000 5.250%,  3/14/2054 238,173
Blackstone Private Credit Fund
799,000 2.700%,  1/15/2025 779,937
490,000 6.250%,  1/25/2031
a
492,049
Blue Owl Capital Corporation II
385,000 8.450%,  11/15/2026
a
396,543
Blue Owl Credit Income
Corporation
670,000 4.700%,  2/8/2027 635,607
Blue Owl Technology Finance
Corporation
225,000 4.750%,  12/15/2025
a
216,350
Blue Owl Technology Finance
Corporation II
485,000 6.750%,  4/4/2029
a,d
478,984
BNP Paribas SA
1,340,000 3.132%,  1/20/2033
a,c
1,140,389
BPCE SA
860,000 3.500%,  10/23/2027
a
804,965
Bread Financial Holdings, Inc.
161,000 9.750%,  3/15/2029
a
167,549
Brookfield Property REIT, Inc./BPR
Cumulus, LLC/BPR Nimbus,
LLC/GGSI Sellco, LLC
95,000 4.500%,  4/1/2027
a
86,712
Burford Capital Global Finance,
LLC
453,000 9.250%,  7/1/2031
a
479,448
Camden Property Trust
661,000 3.150%,  7/1/2029 604,271

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (38.0%) Value
Financials (3.2%) - continued
Canadian Imperial Bank of
Commerce
$ 803,000 5.001%,  4/28/2028 $ 800,171
Capital One Financial Corporation
1,000,000 4.200%,  10/29/2025 977,429
805,000 2.636%,  3/3/2026
c
782,515
165,000 5.700%,  2/1/2030
c
166,409
Castlelake Aviation Finance DAC
212,000 5.000%,  4/15/2027
a
204,188
Centene Corporation
1,112,000 2.625%,  8/1/2031 912,814
Charles Schwab Corporation
1,059,000 2.450%,  3/3/2027 986,870
518,000 6.136%,  8/24/2034
c
540,375
Chubb INA Holdings, LLC
527,000 4.350%,  11/3/2045 468,896
Citigroup, Inc.
415,000 0.981%,  5/1/2025
c
413,182
1,240,000 4.400%,  6/10/2025 1,222,870
620,000 3.200%,  10/21/2026 590,459
1,404,000 3.668%,  7/24/2028
c
1,334,482
415,000 4.125%,  7/25/2028 397,791
700,000 3.520%,  10/27/2028
c
660,042
300,000 5.174%,  2/13/2030
c
298,600
1,141,000 4.910%,  5/24/2033
c
1,100,001
648,000 6.174%,  5/25/2034
c
658,037
CNA Financial Corporation
371,000 5.125%,  2/15/2034 360,961
Comerica, Inc.
175,000 5.982%,  1/30/2030
c
172,896
Cooperatieve Rabobank UA
1,071,000 5.564%,  2/28/2029
a,c
1,077,522
Corebridge Financial, Inc.
402,000 4.350%,  4/5/2042 339,308
Credit Acceptance Corporation
376,000 9.250%,  12/15/2028
a
404,418
Credit Agricole SA
550,000 6.875%,  9/23/2024
a,c,i
549,047
Credit Suisse Group AG
775,000 7.250%,  9/12/2025
a,c,i,j
85,250
Deutsche Bank AG/New York, NY
561,000 6.819%,  11/20/2029
c
586,471
950,000 3.729%,  1/14/2032
c
800,124
Discover Bank
1,410,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
c
1,402,628
Diversified Healthcare Trust
156,000 Zero Coupon,  1/15/2026
a
132,434
Drawbridge Special Opportunities
Fund, LP
600,000 3.875%,  2/15/2026
a
560,951
Elevance Health, Inc.
900,000 3.125%,  5/15/2050 626,278
725,000 4.625%,  5/15/2042 658,562
Enact Holdings, Inc.
209,000 6.500%,  8/15/2025
a
208,958
EPR Properties
355,000 4.950%,  4/15/2028 337,820
Fairfax Financial Holdings, Ltd.
478,000 6.350%,  3/22/2054
a
487,610
Fifth Third Bancorp
356,000 6.339%,  7/27/2029
c
366,990
Principal
Amount Long-Term Fixed Income (38.0%) Value
Financials (3.2%) - continued
First Horizon Bank
$ 615,000 5.750%,  5/1/2030
e
$ 581,915
FirstCash, Inc.
262,000 5.625%,  1/1/2030
a
248,970
First-Citizens Bank & Trust
Company
443,000 6.125%,  3/9/2028 455,000
Five Corners Funding Trust IV
536,000 5.997%,  2/15/2053
a
566,148
Fortress Transportation and
Infrastructure Investors, LLC
279,000 6.500%,  10/1/2025
a
278,582
139,000 9.750%,  8/1/2027
a
143,926
69,000 5.500%,  5/1/2028
a
66,855
Freedom Mortgage Corporation
135,000 7.625%,  5/1/2026
a
134,790
110,000 12.000%,  10/1/2028
a
119,901
Freedom Mortgage Holdings, LLC
108,000 9.250%,  2/1/2029
a
110,532
FS KKR Capital Corporation
955,000 4.250%,  2/14/2025
a
939,320
1,137,000 3.400%,  1/15/2026 1,078,980
GGAM Finance, Ltd.
274,000 7.750%,  5/15/2026
a
279,647
135,000 8.000%,  6/15/2028
a
140,984
108,000 6.875%,  4/15/2029
a
108,405
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
397,000 3.750%,  12/15/2027
a
339,708
goeasy, Ltd.
216,000 9.250%,  12/1/2028
a
230,300
Goldman Sachs Bank USA/New
York, NY
950,000 5.283%,  3/18/2027
c
949,523
Goldman Sachs BDC, Inc.
307,000 6.375%,  3/11/2027 309,288
Goldman Sachs Group, Inc.
684,000 1.948%,  10/21/2027
c
628,748
756,000 6.484%,  10/24/2029
c
795,403
230,000 1.992%,  1/27/2032
c
186,115
1,879,000 3.102%,  2/24/2033
c
1,607,007
Healthpeak OP, LLC
173,000 3.400%,  2/1/2025 169,749
Highwoods Realty, LP
504,000 7.650%,  2/1/2034 549,675
HSBC Holdings plc
1,000,000 2.999%,  3/10/2026
c
974,152
1,040,000 3.900%,  5/25/2026 1,012,617
800,000 5.402%,  8/11/2033
c
797,728
HSBC USA, Inc.
762,000 5.294%,  3/4/2027 766,430
HUB International, Ltd.
416,000 5.625%,  12/1/2029
a
390,053
215,000 7.375%,  1/31/2032
a
216,448
Huntington Bancshares, Inc./OH
624,000 5.709%,  2/2/2035
c
622,203
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
188,000 6.375%,  12/15/2025 186,477
196,000 6.250%,  5/15/2026 189,204
307,000 5.250%,  5/15/2027 277,448

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (38.0%) Value
Financials (3.2%) - continued
Intercontinental Exchange, Inc.
$ 450,000 4.950%,  6/15/2052 $ 423,099
Intesa Sanpaolo SPA
164,000 4.198%,  6/1/2032
a,c
137,111
Invitation Homes Operating
Partnership, LP
670,000 2.000%,  8/15/2031 532,375
J.P. Morgan Chase & Company
395,000 1.040%,  2/4/2027
c
365,555
714,000 1.578%,  4/22/2027
c
661,960
1,075,000 2.947%,  2/24/2028
c
1,010,056
1,350,000 4.203%,  7/23/2029
c
1,301,501
700,000 2.522%,  4/22/2031
c
604,997
975,000 1.953%,  2/4/2032
c
794,371
1,073,000 4.586%,  4/26/2033
c
1,028,109
805,000 4.912%,  7/25/2033
c
788,211
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
112,000 5.000%,  8/15/2028
a
102,994
Jefferson Capital Holdings, LLC
109,000 6.000%,  8/15/2026
a
106,954
271,000 9.500%,  2/15/2029
a
277,406
KeyBank NA/Cleveland, OH
599,000 5.000%,  1/26/2033 555,237
KeyCorp
425,000 3.878%,  5/23/2025
c
423,089
Kilroy Realty, LP
255,000 4.250%,  8/15/2029 234,029
218,000 6.250%,  1/15/2036 212,946
Kite Realty Group, LP
187,000 5.500%,  3/1/2034 185,820
Ladder Capital Finance Holdings,
LLLP/Ladder Capital Finance
Corporation
135,000 4.250%,  2/1/2027
a
126,304
227,000 4.750%,  6/15/2029
a
206,350
LD Holdings Group, LLC
98,000 6.125%,  4/1/2028
a,e
81,214
Lloyds Banking Group plc
802,000 5.871%,  3/6/2029
c
814,971
Macquarie Airfinance Holdings,
Ltd.
397,000 6.400%,  3/26/2029
a
403,281
Manufacturers & Traders Trust
Company
803,000 4.700%,  1/27/2028 773,692
Marsh & McLennan Companies,
Inc.
201,000 5.450%,  3/15/2053 202,307
504,000 5.400%,  9/15/2033 517,105
Massachusetts Mutual Life
Insurance Company
1,000,000 3.200%,  12/1/2061
a
623,129
Metropolitan Life Global Funding I
460,000 5.050%,  1/8/2034
a
455,646
Mitsubishi UFJ Financial Group,
Inc.
802,000 5.422%,  2/22/2029
c
810,400
700,000 2.048%,  7/17/2030 586,931
Molina Healthcare, Inc.
286,000 4.375%,  6/15/2028
a
268,848
Morgan Stanley
1,350,000 4.350%,  9/8/2026 1,320,859
989,000 3.591%,  7/22/2028
c
939,655
Principal
Amount Long-Term Fixed Income (38.0%) Value
Financials (3.2%) - continued
$ 535,000 5.164%,  4/20/2029
c
$ 534,568
1,250,000 3.622%,  4/1/2031
c
1,146,404
535,000 5.250%,  4/21/2034
c
530,818
939,000 5.297%,  4/20/2037
c
900,876
MPT Operating Partnership, LP/
MPT Finance Corporation
58,000 5.250%,  8/1/2026
e
53,095
385,000 4.625%,  8/1/2029
e
295,476
Nasdaq, Inc.
575,000 3.250%,  4/28/2050 400,717
Nationstar Mortgage Holdings,
Inc.
277,000 6.000%,  1/15/2027
a
273,070
NatWest Group plc
450,000 4.445%,  5/8/2030
c
428,549
758,000 6.475%,  6/1/2034
c
770,498
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
157,000 4.500%,  9/30/2028
a
134,372
New York Life Global Funding
812,000 4.550%,  1/28/2033
a
783,313
NNN REIT, Inc.
749,000 5.600%,  10/15/2033 758,350
Office Properties Income Trust
120,000 2.650%,  6/15/2026 69,332
Omega Healthcare Investors, Inc.
774,000 3.625%,  10/1/2029 690,883
725,000 3.375%,  2/1/2031 618,833
OneMain Finance Corporation
438,000 3.500%,  1/15/2027 406,595
465,000 3.875%,  9/15/2028 414,815
Osaic Holdings, Inc.
79,000 10.750%,  8/1/2027
a
81,678
Panther Escrow Issuer, LLC
378,000 7.125%,  6/1/2031
a,d
384,316
Park Intermediate Holdings, LLC
444,000 4.875%,  5/15/2029
a
412,885
Pine Street Trust I
805,000 4.572%,  2/15/2029
a
765,089
PNC Financial Services Group,
Inc.
250,000 6.615%,  10/20/2027
c
257,390
1,074,000 4.626%,  6/6/2033
c
1,001,570
PRA Group, Inc.
67,000 7.375%,  9/1/2025
a
66,881
408,000 8.375%,  2/1/2028
a
406,042
Principal Life Global Funding II
487,000 1.250%,  8/16/2026
a
442,401
Prologis Targeted US Logistics
Fund, LP
502,000 5.250%,  4/1/2029
a
500,561
Prologis, LP
340,000 5.250%,  3/15/2054 333,910
Prudential Financial, Inc.
1,020,000 5.125%,  3/1/2052
c
956,091
Quicken Loans, LLC
262,000 3.875%,  3/1/2031
a
228,254
Realty Income Corporation
1,100,000 2.100%,  3/15/2028 984,151
Regency Centers, LP
700,000 4.125%,  3/15/2028 674,086
370,000 5.250%,  1/15/2034 368,591

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (38.0%) Value
Financials (3.2%) - continued
RGA Global Funding
$ 245,000 5.500%,  1/11/2031
a
$ 245,673
RHP Hotel Properties, LP/RHP
Finance Corporation
260,000 7.250%,  7/15/2028
a
267,752
RLJ Lodging Trust, LP
140,000 3.750%,  7/1/2026
a
133,323
295,000 4.000%,  9/15/2029
a
260,048
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
340,000 3.625%,  3/1/2029
a
305,846
Royal Bank of Canada
744,000 5.200%,  7/20/2026 746,393
Santander Holdings USA, Inc.
268,000 6.499%,  3/9/2029
c
274,111
218,000 6.174%,  1/9/2030
c
219,965
Santander UK Group Holdings plc
900,000 1.673%,  6/14/2027
c
823,297
Service Properties Trust
127,000 7.500%,  9/15/2025 128,712
66,000 5.250%,  2/15/2026 63,848
148,000 8.625%,  11/15/2031
a
157,833
Simon Property Group, LP
805,000 3.800%,  7/15/2050 615,475
SLM Corporation
140,000 4.200%,  10/29/2025 136,618
Societe Generale SA
840,000 4.750%,  11/24/2025
a
823,741
Standard Chartered plc
288,000 1.822%,  11/23/2025
a,c
280,183
Sumitomo Mitsui Financial Group,
Inc.
840,000 3.010%,  10/19/2026 797,599
804,000 5.710%,  1/13/2030 829,702
700,000 1.710%,  1/12/2031 561,524
Synchrony Financial
138,000 7.250%,  2/2/2033 137,008
Synovus Bank
799,000 5.625%,  2/15/2028 775,908
Toronto-Dominion Bank
393,000 5.156%,  1/10/2028 395,519
608,000 5.523%,  7/17/2028 620,935
Truist Financial Corporation
519,000 6.047%,  6/8/2027
c
526,005
383,000 5.125%,  12/15/2027
c,i
345,918
699,000 5.122%,  1/26/2034
c
672,807
310,000 5.711%,  1/24/2035
c
311,338
U.S. Bancorp
536,000 5.727%,  10/21/2026
c
538,899
744,000 5.775%,  6/12/2029
c
756,984
178,000 5.836%,  6/12/2034
c
181,427
340,000 5.678%,  1/23/2035
c
343,308
UBS Group AG
1,375,000 2.193%,  6/5/2026
a,c
1,318,267
771,000 6.246%,  9/22/2029
a,c
795,449
668,000 3.091%,  5/14/2032
a,c
568,180
486,000 5.699%,  2/8/2035
a,c
488,459
UDR, Inc.
675,000 2.100%,  8/1/2032 529,239
United Wholesale Mortgage, LLC
89,000 5.500%,  11/15/2025
a
88,198
218,000 5.500%,  4/15/2029
a
206,184
Principal
Amount Long-Term Fixed Income (38.0%) Value
Financials (3.2%) - continued
UnitedHealth Group, Inc.
$ 536,000 5.875%,  2/15/2053 $ 579,901
806,000 4.750%,  5/15/2052 747,509
Vornado Realty, LP
98,000 3.400%,  6/1/2031 77,559
Wells Fargo & Company
363,000 3.000%,  4/22/2026 347,152
1,140,000 3.000%,  10/23/2026 1,079,167
805,000 3.526%,  3/24/2028
c
766,190
1,200,000 2.393%,  6/2/2028
c
1,098,365
480,000 5.574%,  7/25/2029
c
485,689
441,000 5.389%,  4/24/2034
c
438,254
930,000 4.900%,  11/17/2045 836,634
Willis North America, Inc.
1,074,000 4.650%,  6/15/2027 1,056,694
XHR, LP
140,000 6.375%,  8/15/2025
a
140,178
153,000 4.875%,  6/1/2029
a
141,658
Total 133,450,729
Foreign Government (<0.1%)
NBN Company, Ltd.
1,025,000 2.625%,  5/5/2031
a
871,893
Total 871,893
Mortgage-Backed Securities (11.5%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
3,333,889 2.000%,  1/1/2052 2,670,926
3,811,684 2.000%,  5/1/2051 3,053,770
20,925,636 2.500%,  5/1/2051 17,477,418
6,811,113 3.500%,  5/1/2052 6,098,923
6,610,135 4.000%,  5/1/2052 6,171,340
16,361,873 3.500%,  6/1/2052
d
14,661,358
2,598,456 5.000%,  7/1/2053 2,551,873
857,694 5.500%,  7/1/2053 859,615
4,926,581 3.500%,  8/1/2052 4,441,421
4,132,835 5.000%,  8/1/2053 4,071,655
4,133,408 5.500%,  9/1/2053 4,151,366
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
4,866,113 2.500%,  7/1/2030 4,574,185
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
7,000,000 4.500%,  4/1/2039
d
6,891,409
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
5,893,725 3.000%,  12/1/2036 5,417,910
4,865,499 3.000%,  8/1/2038 4,503,172
7,351,573 3.500%,  5/1/2040 6,879,817
5,685,286 2.500%,  4/1/2042 4,938,901
1,964,725 2.000%,  5/1/2042 1,661,096
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
17,551,295 3.000%,  1/1/2052
d
15,223,446
1,816,654 2.000%,  2/1/2051 1,455,837
2,887,128 2.000%,  2/1/2051 2,313,701
6,307,907 2.500%,  2/1/2051 5,265,216
10,840,939 2.500%,  2/1/2051 8,967,651

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (38.0%) Value
Mortgage-Backed Securities (11.5%) -
continued
$ 2,543,904 2.000%,  3/1/2051 $ 2,024,327
31,079,983 2.000%,  3/1/2051 24,689,592
13,399,120 4.000%,  3/1/2051 12,641,692
17,545,155 3.000%,  3/1/2052 15,142,041
20,789,905 2.000%,  4/1/2051 16,548,086
10,358,384 3.000%,  4/1/2051 8,961,280
10,608,286 3.000%,  5/1/2050 9,231,085
3,425,936 2.000%,  5/1/2051 2,732,262
8,155,224 3.000%,  5/1/2051 7,160,337
6,772,598 3.000%,  6/1/2050 5,978,811
3,171,930 4.000%,  6/1/2052 2,941,960
2,252,784 5.000%,  6/1/2053 2,217,230
16,126,447 2.500%,  7/1/2051
d
13,515,748
4,625,424 3.500%,  7/1/2051 4,203,113
9,040,994 4.000%,  7/1/2052 8,386,012
2,409,977 2.500%,  8/1/2050 2,034,892
9,585,456 3.500%,  8/1/2050 8,731,489
13,273,100 4.500%,  8/1/2052 12,690,126
5,556,837 5.000%,  8/1/2053 5,469,139
2,957,229 2.500%,  9/1/2051 2,479,958
7,358,164 3.500%,  9/1/2052 6,623,010
3,549,838 3.500%,  9/1/2052
d
3,195,176
4,711,191 5.000%,  9/1/2052 4,608,001
6,128,768 4.500%,  9/1/2053 5,845,306
4,507,057 4.500%,  9/1/2053 4,320,342
11,030,188 4.000%,  10/1/2052 10,252,806
3,358,927 2.000%,  11/1/2051 2,682,364
13,725,303 2.000%,  12/1/2050 10,982,410
21,455,904 2.500%,  12/1/2051 17,881,409
9,617,075 4.500%,  12/1/2052 9,225,691
10,000,000 6.000%,  4/1/2041
d
10,091,040
7,200,000 5.500%,  4/1/2042
d
7,164,261
14,750,000 3.000%,  4/1/2048
d
12,688,114
19,000,000 3.500%,  4/1/2049
d
17,002,670
10,250,000 4.000%,  4/1/2049
d
9,491,517
4,800,000 4.500%,  4/1/2049
d
4,570,667
19,400,000 5.000%,  4/1/2049
d
18,927,866
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
19,068,434 2.500%,  3/1/2062 15,261,599
4,910,554 3.500%,  7/1/2061 4,309,600
5,696,220 4.000%,  12/1/2061 5,211,081
Total 482,416,116
Technology (0.7%)
Advanced Micro Devices, Inc.
537,000 4.393%,  6/1/2052 476,153
Analog Devices, Inc.
1,000,000 2.950%,  10/1/2051 678,156
Apple, Inc.
671,000 2.650%,  2/8/2051 441,797
1,680,000 3.750%,  9/12/2047 1,385,056
AthenaHealth Group, Inc.
390,000 6.500%,  2/15/2030
a,e
356,701
Boost Newco Borrower, LLC
215,000 7.500%,  1/15/2031
a
225,065
Broadcom, Inc.
283,000 3.469%,  4/15/2034
a
242,505
1,072,000 3.137%,  11/15/2035
a
866,070
1,100,000 3.187%,  11/15/2036
a
875,437
460,000 4.926%,  5/15/2037
a
436,570
Principal
Amount Long-Term Fixed Income (38.0%) Value
Technology (0.7%) - continued
Cisco Systems, Inc.
$ 235,000 5.300%,  2/26/2054 $ 241,224
245,000 4.950%,  2/26/2031 247,162
Cloud Software Group, Inc.
708,000 6.500%,  3/31/2029
a
671,865
262,000 9.000%,  9/30/2029
a
251,289
CommScope, Inc.
215,000 7.125%,  7/1/2028
a
85,047
Consensus Cloud Solutions, Inc.
68,000 6.000%,  10/15/2026
a
64,631
CoreLogic, Inc.
81,000 4.500%,  5/1/2028
a
72,630
Dell International, LLC/EMC
Corporation
480,000 6.020%,  6/15/2026 486,135
Dell, Inc.
452,000 6.500%,  4/15/2038 484,231
Fiserv, Inc.
246,000 2.250%,  6/1/2027 225,981
517,000 2.650%,  6/1/2030 450,137
494,000 5.350%,  3/15/2031 499,759
468,000 5.600%,  3/2/2033 477,134
Gen Digital, Inc.
11,000 6.750%,  9/30/2027
a
11,158
163,000 7.125%,  9/30/2030
a
167,473
Global Payments, Inc.
805,000 5.300%,  8/15/2029 801,161
II-VI, Inc.
131,000 5.000%,  12/15/2029
a
123,382
Intel Corporation
495,000 5.600%,  2/21/2054 504,354
Iron Mountain, Inc.
250,000 5.000%,  7/15/2028
a
239,170
540,000 4.875%,  9/15/2029
a
506,622
300,000 5.250%,  7/15/2030
a
283,793
440,000 4.500%,  2/15/2031
a
396,985
KLA Corporation
804,000 3.300%,  3/1/2050 590,157
Marvell Technology, Inc.
127,000 5.950%,  9/15/2033 131,612
Mastercard, Inc.
566,000 3.950%,  2/26/2048 480,224
McAfee Corporation
135,000 7.375%,  2/15/2030
a
123,801
Microchip Technology, Inc.
102,000 5.050%,  3/15/2029 102,015
Micron Technology, Inc.
278,000 5.300%,  1/15/2031 279,608
Microsoft Corporation
309,000 3.041%,  3/17/2062 215,259
842,000 2.500%,  9/15/2050
a
543,909
760,000 3.700%,  8/8/2046 647,930
NCR Atleos Corporation
108,000 9.500%,  4/1/2029
a
115,518
NCR Voyix Corporation
419,000 5.125%,  4/15/2029
a
388,603
Neptune Bidco US, Inc.
275,000 9.290%,  4/15/2029
a
260,033
Newfold Digital Holdings Group,
Inc.
81,000 11.750%,  10/15/2028
a
87,676
NXP BV/NXP Funding, LLC
475,000 5.550%,  12/1/2028 482,282

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (38.0%) Value
Technology (0.7%) - continued
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
$ 476,000 4.300%,  6/18/2029 $ 458,669
475,000 3.250%,  5/11/2041 352,761
Open Text Corporation
185,000 3.875%,  12/1/2029
a
164,835
545,000 4.125%,  2/15/2030
a
488,252
Oracle Corporation
536,000 6.900%,  11/9/2052 616,750
569,000 6.150%,  11/9/2029 599,689
1,400,000 3.850%,  7/15/2036 1,193,630
1,266,000 4.000%,  7/15/2046 997,315
Pitney Bowes, Inc.
68,000 6.875%,  3/15/2027
a
62,092
PTC, Inc.
290,000 3.625%,  2/15/2025
a
283,944
210,000 4.000%,  2/15/2028
a
196,259
RingCentral, Inc.
276,000 8.500%,  8/15/2030
a
286,967
Roper Technologies, Inc.
640,000 1.750%,  2/15/2031 515,242
S&P Global, Inc.
127,000 5.250%,  9/15/2033
a
129,774
Seagate HDD Cayman
163,000 8.500%,  7/15/2031
a,e
176,148
312,280 9.625%,  12/1/2032 355,780
Sensata Technologies BV
450,000 4.000%,  4/15/2029
a
410,889
Sensata Technologies, Inc.
319,000 3.750%,  2/15/2031
a
275,936
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
150,000 4.625%,  11/1/2026
a
145,027
SK Hynix, Inc.
400,000 5.500%,  1/16/2027
a
399,958
SS&C Technologies, Inc.
384,000 5.500%,  9/30/2027
a
375,459
Texas Instruments, Inc.
535,000 5.050%,  5/18/2063 521,026
UKG, Inc.
271,000 6.875%,  2/1/2031
a
276,075
Viavi Solutions, Inc.
319,000 3.750%,  10/1/2029
a
273,699
Visa, Inc.
1,150,000 2.700%,  4/15/2040 861,787
VMware, LLC
417,000 4.650%,  5/15/2027 409,919
875,000 2.200%,  8/15/2031 712,062
Xerox Holdings Corporation
33,000 5.000%,  8/15/2025
a
32,562
199,000 5.500%,  8/15/2028
a
181,184
Total 29,477,150
Transportation (0.2%)
American Airlines Group, Inc.
97,000 3.750%,  3/1/2025
a
94,307
American Airlines, Inc.
190,000 8.500%,  5/15/2029
a
200,727
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
817,500 5.500%,  4/20/2026
a
811,933
Principal
Amount Long-Term Fixed Income (38.0%) Value
Transportation (0.2%) - continued
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
$ 173,000 5.375%,  3/1/2029
a
$ 161,235
Burlington Northern Santa Fe, LLC
631,000 2.875%,  6/15/2052 413,153
503,000 5.750%,  5/1/2040 531,195
530,000 4.450%,  3/15/2043 476,755
Canadian Pacific Railway
Company
537,000 4.700%,  5/1/2048 479,189
CSX Corporation
720,000 3.800%,  4/15/2050 562,255
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
1,126,000 4.750%,  10/20/2028
a
1,101,292
ERAC USA Finance, LLC
536,000 5.400%,  5/1/2053
a
538,039
Hawaiian Brand Intellectual
Property, Ltd.
213,000 5.750%,  1/20/2026
a
199,891
Hertz Corporation
151,000 4.625%,  12/1/2026
a
137,039
167,000 5.000%,  12/1/2029
a,e
129,052
Mileage Plus Holdings, LLC
871,650 6.500%,  6/20/2027
a
876,458
Penske Truck Leasing Company,
LP/PTL Finance Corporation
462,000 5.750%,  5/24/2026
a
465,342
Rand Parent, LLC
289,000 8.500%,  2/15/2030
a,e
286,185
RXO, Inc.
335,000 7.500%,  11/15/2027
a
343,794
Southwest Airlines Company
723,000 2.625%,  2/10/2030 628,787
Spirit Loyalty Cayman, Ltd.
94,000 8.000%,  9/20/2025
a
71,358
Stena International SA
217,000 7.250%,  1/15/2031
a
216,447
Union Pacific Corporation
1,074,000 2.973%,  9/16/2062 672,319
United Airlines, Inc.
307,000 4.375%,  4/15/2026
a
296,789
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
81,000 7.875%,  5/1/2027
a
68,479
366,000 6.375%,  2/1/2030
a,e
269,787
Total 10,031,807
U.S. Government & Agencies (12.5%)
U.S. Treasury Bonds
2,857,000 3.625%,  5/15/2053 2,510,142
15,480,000 1.625%,  11/15/2050 8,743,177
11,400,000 4.750%,  11/15/2053 12,169,500
14,120,000 5.250%,  11/15/2028 14,698,037
1,075,000 4.375%,  5/15/2040 1,080,711
41,740,000 1.375%,  11/15/2040 26,840,777
600,000 3.000%,  5/15/2042 491,086
27,658,000 2.500%,  5/15/2046 19,952,654
35,275,000 2.875%,  5/15/2049 26,832,425
U.S. Treasury Notes
11,180,000 2.125%,  7/31/2024 11,061,868
15,100,000 2.250%,  11/15/2024 14,826,312
8,000,000 2.125%,  11/30/2024 7,838,281

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (38.0%) Value
U.S. Government & Agencies (12.5%) -
continued
$ 3,700,000 1.375%,  1/31/2025 $ 3,587,844
15,900,000 4.625%,  2/28/2025 15,835,406
40,300,000 3.875%,  3/31/2025 39,845,082
6,000,000 0.250%,  8/31/2025 5,625,469
54,500,000 5.000%,  8/31/2025 54,610,703
2,500,000 4.250%,  12/31/2025 2,479,395
33,790,000 2.625%,  1/31/2026 32,573,032
3,050,000 0.500%,  2/28/2026 2,818,986
22,580,000 2.500%,  2/28/2026 21,689,149
2,900,000 4.625%,  2/28/2026 2,897,621
2,350,000 0.500%,  4/30/2027 2,087,553
16,875,000 2.250%,  11/15/2027 15,696,387
12,250,000 3.875%,  12/31/2027 12,052,373
4,300,000 0.750%,  1/31/2028 3,762,164
16,200,000 3.500%,  1/31/2028 15,726,023
13,400,000 3.625%,  3/31/2028 13,062,906
31,750,000 2.875%,  5/15/2028 30,044,678
55,000,000 4.375%,  8/31/2028 55,225,586
6,300,000 3.750%,  12/31/2028 6,165,633
850,000 1.375%,  11/15/2031 694,277
24,275,000 4.125%,  11/15/2032 24,109,058
13,500,000 4.500%,  11/15/2033 13,799,531
Total 521,433,826
Utilities (0.7%)
AES Corporation
1,069,000 3.950%,  7/15/2030
a
972,245
Ameren Illinois Company
541,000 4.500%,  3/15/2049 476,244
American Electric Power
Company, Inc.
481,000 5.200%,  1/15/2029 482,131
468,000 5.625%,  3/1/2033 475,138
American Water Capital
Corporation
486,000 5.450%,  3/1/2054 490,144
Appalachian Power Company
560,000 3.300%,  6/1/2027 528,876
Atmos Energy Corporation
380,000 5.900%,  11/15/2033 403,104
Berkshire Hathaway Energy
Company
900,000 4.500%,  2/1/2045 806,711
Calpine Corporation
311,000 4.500%,  2/15/2028
a
294,975
CenterPoint Energy Resources
Corporation
750,000 1.750%,  10/1/2030 615,906
CenterPoint Energy, Inc.
225,000 4.250%,  11/1/2028 214,517
Commonwealth Edison Company
800,000 3.700%,  3/1/2045 630,895
Consolidated Edison Company of
New York, Inc.
384,000 4.500%,  12/1/2045 336,838
900,000 4.125%,  5/15/2049 735,385
Constellation Energy Generation,
LLC
253,000 6.125%,  1/15/2034 267,142
Consumers Energy Company
880,000 4.350%,  4/15/2049 768,545
DTE Electric Company
760,000 3.700%,  3/15/2045 605,730
Principal
Amount Long-Term Fixed Income (38.0%) Value
Utilities (0.7%) - continued
$ 640,000 3.700%,  6/1/2046 $ 498,837
Duke Energy Carolinas, LLC
960,000 3.700%,  12/1/2047 727,956
Duke Energy Indiana, LLC
693,000 3.750%,  5/15/2046 543,639
Edison International
759,000 5.750%,  6/15/2027 769,003
Eversource Energy
669,000 4.750%,  5/15/2026 662,062
Exelon Corporation
575,000 4.700%,  4/15/2050 503,592
642,000 4.450%,  4/15/2046 547,972
FirstEnergy Corporation
669,000 5.100%,  7/15/2047 587,287
Georgia Power Company
455,000 4.950%,  5/17/2033 448,618
237,000 5.250%,  3/15/2034 239,393
ITC Holdings Corporation
560,000 5.300%,  7/1/2043 528,625
Jersey Central Power & Light
Company
375,000 2.750%,  3/1/2032
a
311,591
MidAmerican Energy Company
589,000 5.850%,  9/15/2054 628,447
National Rural Utilities Cooperative
Finance Corporation
331,000 3.700%,  3/15/2029 313,073
NextEra Energy Capital Holdings,
Inc.
506,000 5.749%,  9/1/2025 508,171
NextEra Energy Operating
Partners, LP
496,000 3.875%,  10/15/2026
a
462,577
NiSource Finance Corporation
675,000 5.650%,  2/1/2045 668,705
NRG Energy, Inc.
115,000 3.375%,  2/15/2029
a
102,169
804,000 4.450%,  6/15/2029
a
760,040
195,000 5.250%,  6/15/2029
a
186,423
Pacific Gas and Electric Company
700,000 3.300%,  12/1/2027 650,464
495,000 5.550%,  5/15/2029 499,322
467,000 4.550%,  7/1/2030 443,894
505,000 6.950%,  3/15/2034 552,856
233,000 5.800%,  5/15/2034 235,157
PG&E Corporation
379,000 5.000%,  7/1/2028 365,000
PPL Electric Utilities Corporation
440,000 3.950%,  6/1/2047 356,792
Public Service Company of
Colorado
624,000 4.500%,  6/1/2052 524,305
Public Service Enterprise Group,
Inc.
511,000 5.875%,  10/15/2028 526,143
San Diego Gas & Electric
Company
900,000 4.150%,  5/15/2048 752,137
Southern California Edison
Company
825,000 4.000%,  4/1/2047 652,964
Southern Company
1,074,000 5.113%,  8/1/2027 1,074,582

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (38.0%) Value
Utilities (0.7%) - continued
Southern Company Gas Capital
Corporation
$ 600,000 4.400%,  5/30/2047 $ 498,921
Southwestern Electric Power
Company
542,000 3.900%,  4/1/2045 415,910
Talen Energy Supply, LLC
267,000 8.625%,  6/1/2030
a
285,517
TerraForm Power Operating, LLC
520,000 5.000%,  1/31/2028
a
495,255
Virginia Electric and Power
Company
180,000 5.350%,  1/15/2054 176,439
675,000 4.600%,  12/1/2048 591,756
Vistra Operations Company, LLC
900,000 5.125%,  5/13/2025
a
892,040
822,000 5.000%,  7/31/2027
a
795,964
Xcel Energy, Inc.
379,000 4.600%,  6/1/2032 356,395
Total 30,244,519
Total Long-Term Fixed Income
(cost $1,701,708,279) 1,591,283,369
Shares
Registered Investment
Companies ( 37.1% ) Value
U.S. Affiliated  (36.5%)
17,016,055 Thrivent Core Emerging Markets
Debt Fund 137,149,407
4,242,366 Thrivent Core Emerging Markets
Equity Fund 38,563,104
3,353,293 Thrivent Core International Equity
Fund 35,679,037
183,248 Thrivent Core Low Volatility Equity
Fund 2,026,722
4,007,734 Thrivent Core Mid Cap Value Fund 45,247,312
3,615,098 Thrivent Core Small Cap Value
Fund 38,103,137
4,279,028 Thrivent Global Stock Portfolio 63,663,801
23,019,139 Thrivent High Yield Portfolio 95,552,445
32,291,785 Thrivent Income Portfolio 282,882,495
8,572,789 Thrivent International Allocation
Portfolio 85,130,370
1,678,136 Thrivent International Index
Portfolio 23,586,867
13,395,231 Thrivent Large Cap Value Portfolio 320,279,968
16,776,206 Thrivent Limited Maturity Bond
Portfolio 161,486,086
5,177,400 Thrivent Mid Cap Stock Portfolio 113,976,327
4,449,627 Thrivent Small Cap Stock Portfolio 84,020,965
Total 1,527,348,043
U.S. Unaffiliated  (0.6%)
6,835 Communication Services Select
Sector SPDR Fund 558,146
3,262 Industrial Select Sector SPDR
Fund 410,882
4,745 Invesco QQQ Trust Series 1 2,106,828
15,477 iShares Biotechnology ETF 2,123,754
36,992 SPDR S&P 500 ETF Trust 19,349,405
4,312 SPDR S&P Biotech ETF 409,166
Shares
Registered Investment
Companies (37.1%) Value
U.S. Unaffiliated  (0.6%)- continued
1,538 SPDR S&P Oil & Gas Exploration
ETF $ 238,282
Total 25,196,463
Total Registered Investment
Companies (cost $1,368,517,234) 1,552,544,506
Shares Common Stock ( 16.4% ) Value
Communications Services (1.2%)
24,975 Alphabet, Inc., Class A
k
3,769,477
107,524 Alphabet, Inc., Class C
k
16,371,604
16,489 Altice USA, Inc.
k
43,036
5,662 AMC Networks, Inc.
k
68,680
2,054 Bandwidth, Inc.
k
37,506
2,259 Bumble, Inc.
k
25,640
30 Cable One, Inc. 12,694
51,313 Cargurus, Inc.
k
1,184,304
34,092 Comcast Corporation 1,477,888
56 E.W. Scripps Company
k
220
15,352 Electronic Arts, Inc. 2,036,750
6,635 Emerald Holding, Inc.
k
45,184
2,184 Entravision Communications
Corporation 3,582
11,871 iHeartMedia, Inc.
k
24,810
3,645 Imax Corporation
k
58,940
32,160 Integral Ad Science Holding
Corporation
k
320,635
2,703 Interpublic Group of Companies,
Inc. 88,199
4,241 Iridium Communications, Inc. 110,945
8,911 Liberty Global, Ltd., Class A
k
150,774
6,395 Liberty Latin America, Ltd., Class
A
k
44,573
811 Live Nation Entertainment, Inc.
k
85,779
47,849 Lumen Technologies, Inc.
k
74,644
1,298 Match Group, Inc.
k
47,091
33,971 Meta Platforms, Inc. 16,495,638
1,541 Netflix, Inc.
k
935,896
502 Omnicom Group, Inc. 48,574
29,176 Pinterest, Inc.
k
1,011,532
4,301 Playtika Holding Corporation 30,322
27,239 QuinStreet, Inc.
k
481,041
3,205 Roku, Inc.
k
208,870
2,128 Sinclair, Inc. 28,664
1,886 TechTarget, Inc.
k
62,389
4,353 Telephone and Data Systems, Inc. 69,735
16,953 Trade Desk, Inc.
k
1,482,031
49,675 Verizon Communications, Inc. 2,084,363
46,186 Warner Brothers Discovery, Inc.
k
403,204
6,476 Windstream Services, LLC
k
61,522
671 Ziff Davis, Inc.
k
42,300
Total 49,529,036
Consumer Discretionary (1.9%)
115 Adient plc
k
3,786
139,489 Amazon.com, Inc.
k
25,161,026
840 American Axle & Manufacturing
Holdings, Inc.
k
6,182
11,414 American Eagle Outfitters, Inc. 294,367
9,626 Aptiv plc
k
766,711
4,924 Autoliv, Inc. 592,997
602 Beazer Homes USA, Inc.
k
19,746
1,073 Best Buy Company, Inc. 88,018
400 Booking Holdings, Inc. 1,451,152

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (16.4%) Value
Consumer Discretionary (1.9%) - continued
7,123 Boot Barn Holdings, Inc.
k
$ 677,753
699 Brunswick Corporation 67,467
2,737 Buckle, Inc. 110,219
13 Cavco Industries, Inc.
k
5,188
555 Chipotle Mexican Grill, Inc.
k
1,613,257
8,144 Columbia Sportswear Company 661,130
1,977 Container Store Group, Inc.
k
2,254
3,380 Cooper-Standard Holdings, Inc.
k
55,973
732 Coursera, Inc.
k
10,263
843 Crocs, Inc.
k
121,223
1,481 Culp, Inc.
k
7,109
2,949 D.R. Horton, Inc. 485,258
11,669 Dana, Inc. 148,196
876 Darden Restaurants, Inc. 146,423
1,179 Deckers Outdoor Corporation
k
1,109,746
833 DoorDash, Inc.
k
114,721
48 Dorman Products, Inc.
k
4,627
45,221 eBay, Inc. 2,386,764
493 El Pollo Loco Holdings, Inc.
k
4,802
1,511 Etsy, Inc.
k
103,836
9,846 Everi Holdings, Inc.
k
98,952
16,054 Expedia Group, Inc.
k
2,211,439
6,730 Five Below, Inc.
k
1,220,687
145 Fox Factory Holding Corporation
k
7,550
11,749 Gap, Inc. 323,685
750 Garmin, Ltd. 111,653
17,246 Gentex Corporation 622,926
2,034 Genuine Parts Company 315,128
4,348 Goodyear Tire & Rubber
Company
k
59,698
2,939 Grand Canyon Education, Inc.
k
400,321
2,047 Green Brick Partners, Inc.
k
123,291
805 Harley-Davidson, Inc. 35,211
15,989 Hilton Worldwide Holdings, Inc. 3,410,614
15,038 Home Depot, Inc. 5,768,577
4,075 Kohl's Corporation 118,786
11,489 Laureate Education, Inc. 167,395
1,151 La-Z-Boy, Inc. 43,301
2,047 Lear Corporation 296,569
2,196 Leggett & Platt, Inc. 42,053
884 Lennar Corporation 152,030
9,545 LKQ Corporation 509,798
3,959 Lowe's Companies, Inc. 1,008,476
2,868 Lululemon Athletica, Inc.
k
1,120,384
287 M/I Homes, Inc.
k
39,115
31 Marriott Vacations Worldwide
Corporation 3,340
9,498 McDonald's Corporation 2,677,961
2,475 Meritage Homes Corporation 434,264
33,995 Mobileye Global, Inc.
k
1,092,939
6,481 Modine Manufacturing Company
k
616,926
2,466 Mohawk Industries, Inc.
k
322,775
3,863 Nordstrom, Inc. 78,303
210 NVR, Inc.
k
1,700,992
2,117 O'Reilly Automotive, Inc.
k
2,389,839
2,121 Polaris, Inc. 212,355
2,896 Pool Corporation 1,168,536
31,095 Qurate Retail, Inc.
k
38,247
1,127 Ralph Lauren Corporation 211,606
2,696 Ross Stores, Inc. 395,665
499 Savers Value Village, Inc.
k
9,621
287 Shake Shack, Inc.
k
29,857
1,694 SharkNinja, Inc. 105,519
16,688 Skyline Champion Corporation
k
1,418,647
8,587 Sony Group Corporation ADR 736,249
Shares Common Stock (16.4%) Value
Consumer Discretionary (1.9%) - continued
16,397 Starbucks Corporation $ 1,498,522
23,866 Stoneridge, Inc.
k
440,089
37,191 Tesla, Inc.
k
6,537,806
4,386 Texas Roadhouse, Inc. 677,505
34,014 ThredUp, Inc.
k
68,028
276 TopBuild Corporation
k
121,641
7,225 Travel + Leisure Company 353,736
7 Ulta Beauty, Inc.
k
3,660
2,811 United Parks & Resorts, Inc.
k
158,006
2,977 Upbound Group, Inc. 104,820
6,026 Urban Outfitters, Inc.
k
261,649
87 Vail Resorts, Inc. 19,386
140 Visteon Corporation
k
16,465
7,635 Wendy's Company 143,843
463 Wingstop, Inc. 169,643
10,584 Wyndham Hotels & Resorts, Inc. 812,322
239 XPEL, Inc.
k
12,911
4,306 Yum China Holding, Inc. 171,336
Total 79,642,842
Consumer Staples (0.6%)
36,205 Altria Group, Inc. 1,579,262
396 Archer-Daniels-Midland Company 24,873
2,794 BellRing Brands, Inc.
k
164,930
29,148 BJ's Wholesale Club Holdings,
Inc.
k
2,205,046
3,485 Casey's General Stores, Inc. 1,109,798
21,504 Celsius Holdings, Inc.
k
1,783,112
56,878 Coca-Cola Company 3,479,796
702 Costco Wholesale Corporation 514,306
51,795 Coty, Inc.
k
619,468
758 Darling Ingredients, Inc.
k
35,255
517 Dollar Tree, Inc.
k
68,839
4,794 e.l.f. Beauty, Inc.
k
939,768
1,674 Flowers Foods, Inc. 39,757
150 Hershey Company 29,175
4,030 J & J Snack Foods Corporation 582,577
885 John B. Sanfilippo & Son, Inc. 93,739
32,002 Kenvue, Inc. 686,763
2,312 Kroger Company 132,085
8,011 Lamb Weston Holdings, Inc. 853,412
7,310 Lancaster Colony Corporation 1,517,775
136 McCormick & Company, Inc. 10,446
14,157 Philip Morris International, Inc. 1,297,064
2,217 Pilgrim's Pride Corporation
k
76,087
333 PriceSmart, Inc. 27,972
9,966 Procter & Gamble Company 1,616,984
16,049 Sysco Corporation 1,302,858
1,820 Turning Point Brands, Inc. 53,326
2,196 Tyson Foods, Inc. 128,971
90,748 Walmart, Inc. 5,460,307
Total 26,433,751
Energy (0.6%)
780 Archrock, Inc. 15,343
13,455 Baker Hughes Company 450,743
1,012 Cactus, Inc. 50,691
1,420 California Resources Corporation 78,242
1,474 ChampionX Corporation 52,902
2,499 Chesapeake Energy Corporation 221,986
1,951 Chevron Corporation 307,751
10,383 ConocoPhillips 1,321,548
1,483 CVR Energy, Inc. 52,884
19,258 Devon Energy Corporation 966,366
33,558 Enterprise Products Partners, LP 979,222

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (16.4%) Value
Energy (0.6%) - continued
16,945 EOG Resources, Inc. $ 2,166,249
5,948 Expro Group Holdings NV
k
118,782
21,605 Exxon Mobil Corporation 2,511,365
1,294 Gulfport Energy Corporation
k
207,195
75,431 Halliburton Company 2,973,490
551 International Seaways, Inc. 29,313
9,306 Liberty Energy, Inc. 192,820
1,962 Magnolia Oil & Gas Corporation 50,914
10,775 Marathon Oil Corporation 305,364
3,581 Marathon Petroleum Corporation 721,572
17,124 Matador Resources Company 1,143,369
3,788 Murphy Oil Corporation 173,112
3,092 Noble Corporation plc 149,931
15,729 NOV, Inc. 307,030
5,521 Ovintiv, Inc. 286,540
6,418 Par Pacific Holdings, Inc.
k
237,851
1,732 Patterson-UTI Energy, Inc. 20,680
4,263 Phillips 66 696,318
13,028 Pioneer Natural Resources
Company 3,419,850
20,409 ProPetro Holding Corporation
k
164,905
11,321 Schlumberger NV 620,504
6,633 Shell plc ADR 444,676
7,307 SM Energy Company 364,254
1,129 Solaris Oilfield Infrastructure, Inc. 9,788
69,752 TechnipFMC plc 1,751,473
6,969 TETRA Technologies, Inc.
k
30,873
2,727 U.S. Silica Holdings, Inc.
k
33,842
5,268 Viper Energy, Inc. 202,607
39,799 Williams Companies, Inc. 1,550,967
Total 25,383,312
Financials (2.3%)
1,165 1st Source Corporation 61,069
4,867 Allstate Corporation 842,040
6,560 Ally Financial, Inc. 266,270
2,397 Amalgamated Financial
Corporation 57,528
143 Amerant Bancorp, Inc. 3,330
10,730 American Express Company 2,443,114
13,904 American International Group, Inc. 1,086,876
5,647 Ameriprise Financial, Inc. 2,475,871
389 Ameris Bancorp 18,820
46 Apollo Global Management, Inc. 5,173
1,717 Arch Capital Group, Ltd.
k
158,719
3,891 Arthur J. Gallagher & Company 972,906
3,646 Artisan Partners Asset
Management, Inc. 166,877
383 AssetMark Financial Holdings,
Inc.
k
13,562
1,018 Associated Banc-Corp 21,897
600 Assurant, Inc. 112,944
1,346 Assured Guaranty, Ltd. 117,439
267 Atlantic Union Bankshares
Corporation 9,428
515 Axis Capital Holdings, Ltd. 33,485
349 Axos Financial, Inc.
k
18,860
57,240 Bank of America Corporation 2,170,541
104 Bank of Hawaii Corporation 6,489
2,944 Bank of Marin Bancorp 49,371
1,559 Bank of N.T. Butterfield & Son, Ltd. 49,872
24,774 Bank of New York Mellon
Corporation 1,427,478
1,296 Bank OZK 58,916
1,439 BankFinancial Corporation 15,110
Shares Common Stock (16.4%) Value
Financials (2.3%) - continued
220 BankUnited, Inc. $ 6,160
3,785 Banner Corporation 181,680
167 Bar Harbor Bankshares 4,422
463 BayCom Corporation 9,542
2,707 BCB Bancorp, Inc. 28,288
7,540 Berkshire Hathaway, Inc.
k
3,170,721
7,415 Berkshire Hills Bancorp, Inc. 169,952
1,301 BlackRock, Inc. 1,084,644
2,976 Block, Inc.
k
251,710
21,734 Blue Owl Capital, Inc. 409,903
114 BOK Financial Corporation 10,488
3,672 Bridgewater Bancshares, Inc.
k
42,742
2,712 Brighthouse Financial, Inc.
k
139,776
2,969 BrightSpire Capital, Inc. 20,456
12,801 Brookline Bancorp, Inc. 127,498
10,496 Brown & Brown, Inc. 918,820
2,418 Business First Bancshares, Inc. 53,873
3,796 Byline Bancorp, Inc. 82,449
2,379 Cadence Bank 68,991
241 Camden National Corporation 8,078
167 Capital City Bank Group, Inc. 4,626
4,441 Capital One Financial Corporation 661,221
6,553 Capitol Federal Financial, Inc. 39,056
19,734 Carlyle Group, Inc. 925,722
378 Cathay General Bancorp 14,300
4,266 Cboe Global Markets, Inc. 783,792
12,185 Central Pacific Financial
Corporation 240,654
15,993 Charles Schwab Corporation 1,156,934
9,870 Chubb, Ltd. 2,557,613
2,731 Cincinnati Financial Corporation 339,108
4,548 Citigroup, Inc. 287,616
1,103 Citizens Financial Group, Inc. 40,028
222 CNA Financial Corporation 10,083
2,299 CNB Financial Corporation 46,877
453 Coinbase Global, Inc.
k
120,099
20,256 Columbia Banking System, Inc. 391,954
12,812 Comerica, Inc. 704,532
1,903 Commerce Bancshares, Inc. 101,240
321 Community Bank System, Inc. 15,418
4,790 Community Trust Bancorp, Inc. 204,294
248 Community West Bancshares 4,933
314 ConnectOne Bancorp, Inc. 6,123
735 Corpay, Inc.
k
226,777
916 Cullen/Frost Bankers, Inc. 103,114
1,683 Customers Bancorp, Inc.
k
89,300
464 CVB Financial Corporation 8,278
3,413 Dime Community Bancshares, Inc. 65,734
6,568 Discover Financial Services 860,999
2,896 Eagle Bancorp, Inc. 68,027
2,736 East West Bancorp, Inc. 216,445
6,073 Ellington Residential Mortgage
REIT 41,964
1,121 Employers Holdings, Inc. 50,882
2,093 Enova International, Inc.
k
131,503
204 Enterprise Bancorp, Inc./MA 5,298
5,740 Enterprise Financial Services
Corporation 232,814
1,448 Equity Bancshares, Inc. 49,768
223 EVERTEC, Inc. 8,898
9,074 F.N.B. Corporation 127,943
4,942 FactSet Research Systems, Inc. 2,245,595
13,002 Federated Hermes, Inc. 469,632
2,506 Fidelity National Information
Services, Inc. 185,895

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (16.4%) Value
Financials (2.3%) - continued
2,028 Fifth Third Bancorp $ 75,462
3,471 Financial Institutions, Inc. 65,324
1,058 First Bancorp/Puerto Rico 18,557
6,479 First Bancshares, Inc. 168,130
21 First Citizens BancShares, Inc./NC 34,335
8,241 First Commonwealth Financial
Corporation 114,715
3,170 First Financial Bancorp 71,071
1,514 First Financial Bankshares, Inc. 49,674
1,509 First Financial Corporation 57,840
586 First Hawaiian, Inc. 12,869
9,329 First Horizon Corporation 143,667
648 First Internet Bancorp 22,512
3,778 First Interstate BancSystem, Inc. 102,799
1,231 First Merchants Corporation 42,962
2,220 First Mid-Illinois Bancshares, Inc. 72,550
4,508 First of Long Island Corporation 49,994
5,307 Fiserv, Inc.
k
848,165
205 Five Star Bancorp 4,613
4,102 Flushing Financial Corporation 51,726
1,758 Flywire Corporation
k
43,616
6,188 Fulton Financial Corporation 98,327
9,612 Glacier Bancorp, Inc. 387,171
3,363 Global Payments, Inc. 449,499
2,670 Great Southern Bancorp, Inc. 146,369
2,042 Green Dot Corporation
k
19,052
6,475 Hamilton Lane, Inc. 730,121
7,833 Hancock Whitney Corporation 360,631
17,929 Hanmi Financial Corporation 285,430
1,581 Hanover Insurance Group, Inc. 215,285
2,691 Hartford Financial Services Group,
Inc. 277,308
9,488 Heartland Financial USA, Inc. 333,503
9,101 Heritage Commerce Corporation 78,087
7,339 Heritage Financial Corporation 142,303
2,355 Home BancShares, Inc. 57,862
4,617 Hometrust Bancshares, Inc. 126,229
6,913 Hope Bancorp, Inc. 79,569
325 Horace Mann Educators
Corporation 12,022
5,093 Horizon Bancorp, Inc. 65,343
14,528 Houlihan Lokey, Inc. 1,862,344
3,785 Huntington Bancshares, Inc./OH 52,801
4,289 Independent Bank Corporation 223,114
4,060 Independent Bank Corporation/MI 102,921
35,856 Intercontinental Exchange, Inc. 4,927,690
403 International Bancshares
Corporation 22,624
4,128 Invesco Mortgage Capital, Inc. 39,959
28,276 Invesco, Ltd. 469,099
31,038 J.P. Morgan Chase & Company 6,216,911
5,509 Jack Henry & Associates, Inc. 957,079
12,436 Janus Henderson Group plc 409,020
4,489 Kearny Financial Corporation/MD 28,909
65,530 KeyCorp 1,036,029
4,144 Kinsale Capital Group, Inc. 2,174,523
1,565 KKR & Company, Inc. 157,408
2,797 Lazard, Inc. 117,110
734 LendingTree, Inc.
k
31,078
481 M&T Bank Corporation 69,957
542 MarketAxess Holdings, Inc. 118,834
9,513 Marsh & McLennan Companies,
Inc. 1,959,488
4,667 Mastercard, Inc. 2,247,487
1,839 Mercantile Bank Corporation 70,783
Shares Common Stock (16.4%) Value
Financials (2.3%) - continued
10,419 MetLife, Inc. $ 772,152
657 Metropolitan Bank Holding
Corporation
k
25,295
10,048 MFA Financial, Inc. 114,648
53,453 MGIC Investment Corporation 1,195,209
540 Mid Penn Bancorp, Inc. 10,805
3,569 Midland States Bancorp, Inc. 89,689
7,786 MidWestOne Financial Group, Inc. 182,504
1,539 Moody's Corporation 604,873
5,368 Morgan Stanley 505,451
4,652 Mr. Cooper Group, Inc.
k
362,623
7,149 MSCI, Inc. 4,006,657
224 MVB Financial Corporation 4,997
40,529 Nasdaq, Inc. 2,557,380
3,835 National Bank Holdings
Corporation 138,328
3,484 Navient Corporation 60,622
1,192 NCR Atleos Corporation
k
23,542
12,479 New York Community Bancorp,
Inc.
e
40,182
15,353 NMI Holdings, Inc.
k
496,516
10,942 Northern Trust Corporation 972,963
168 Northfield Bancorp, Inc. 1,633
170 Northrim BanCorp, Inc. 8,587
3,702 Northwest Bancshares, Inc. 43,128
20,326 NU Holdings, Ltd./Cayman
Islands
k
242,489
13,452 OceanFirst Financial Corporation 220,747
4,240 OFG Bancorp 156,074
3,589 Old National Bancorp 62,485
3,013 Old Republic International
Corporation 92,559
4,549 Old Second Bancorp, Inc. 62,958
9,266 OneMain Holdings, Inc. 473,400
4,436 Pacific Premier Bancorp, Inc. 106,464
1,050 Pathward Financial, Inc. 53,004
36,960 PayPal Holdings, Inc.
k
2,475,950
900 PCB Bancorp 14,697
720 PennyMac Financial Services, Inc. 65,585
2,551 Peoples Bancorp, Inc./OH 75,535
1,099 Pinnacle Financial Partners, Inc. 94,382
389 PNC Financial Services Group,
Inc. 62,862
1,067 Popular, Inc. 93,992
3,158 Premier Financial Corporation 64,107
273 PROG Holdings, Inc. 9,402
2,209 Prosperity Bancshares, Inc. 145,308
4,918 Provident Financial Services, Inc. 71,655
1,502 Prudential Financial, Inc. 176,335
9,350 Radian Group, Inc. 312,945
23,065 Raymond James Financial, Inc. 2,962,007
2,380 Regions Financial Corporation 50,075
19,430 Rithm Capital Corporation 216,839
4,309 RLI Corporation 639,757
2,292 S&T Bancorp, Inc. 73,527
3,262 Sandy Spring Bancorp, Inc. 75,613
27,653 SEI Investments Company 1,988,251
422 ServisFirst Bancshares, Inc. 28,004
2,516 Shore Bancshares, Inc. 28,934
302 Simmons First National
Corporation 5,877
418 SmartFinancial, Inc. 8,807
237 Southern First Bancshares, Inc.
k
7,527
137 Southern Missouri Bancorp, Inc. 5,988
1,143 SouthState Corporation 97,189
2,607 State Street Corporation 201,573

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (16.4%) Value
Financials (2.3%) - continued
2,754 Stellar Bancorp, Inc. $ 67,087
1,491 StepStone Group, Inc. 53,288
274 Synchrony Financial 11,815
2,063 Synovus Financial Corporation 82,644
113 T. Rowe Price Group, Inc. 13,777
1,420 Territorial Bancorp, Inc. 11,445
2,138 TPG, Inc. 95,569
14,932 Tradeweb Markets, Inc. 1,555,466
1,914 TriCo Bancshares 70,397
9,482 Triumph Financial, Inc.
k
752,112
482 Truist Financial Corporation 18,788
2,545 TrustCo Bank Corporation NY 71,667
6,140 Two Harbors Investment
Corporation 81,294
1,904 U.S. Bancorp 85,109
415 UMB Financial Corporation 36,101
1,562 United Bankshares, Inc. 55,904
1,032 United Community Banks, Inc. 27,162
2,990 Univest Financial Corporation 62,252
853 Unum Group 45,772
15,738 Valley National Bancorp 125,274
3,563 Veritex Holdings, Inc. 73,006
8,567 Virtu Financial, Inc. 175,795
3,452 Visa, Inc. 963,384
355 Voya Financial, Inc. 26,242
3,388 WaFd, Inc. 98,354
550 Walker & Dunlop, Inc. 55,583
3,028 Webster Financial Corporation 153,732
44,388 Wells Fargo & Company 2,572,728
3,213 Westamerica Bancorporation 157,051
16,119 Western Alliance Bancorp 1,034,679
19,152 Western Union Company 267,745
129 Willis Towers Watson plc 35,475
871 Wintrust Financial Corporation 90,924
248 WSFS Financial Corporation 11,195
1,401 XP, Inc. 35,950
8,351 Zions Bancorp NA 362,433
Total 95,687,013
Health Care (2.0%)
21,078 Abbott Laboratories 2,395,726
7,600 AbbVie, Inc. 1,383,960
4,166 ACADIA Pharmaceuticals, Inc.
k
77,029
21,210 Agilent Technologies, Inc. 3,086,267
1,310 Agios Pharmaceuticals, Inc.
k
38,304
905 Aldeyra Therapeutics, Inc.
k
2,959
3,798 Align Technology, Inc.
k
1,245,440
3,543 Alkermes plc
k
95,909
10,189 Amgen, Inc. 2,896,937
3,326 Amicus Therapeutics, Inc.
k
39,180
5,053 Amneal Pharmaceuticals, Inc.
k
30,621
1,450 Anika Therapeutics, Inc.
k
36,830
4,533 Arcellx, Inc.
k
315,270
2,135 Argenx SE ADR
k
840,592
5,274 Ascendis Pharma AS ADR
k
797,271
12,593 AstraZeneca plc ADR 853,176
58,235 Avantor, Inc.
k
1,489,069
4,495 Azenta, Inc.
k
270,959
2,067 Biogen, Inc.
k
445,707
137 BioMarin Pharmaceutical, Inc.
k
11,966
175 Bio-Rad Laboratories, Inc.
k
60,527
20,126 Bio-Techne Corporation 1,416,669
3,430 Bruker Corporation 322,214
4,333 CareDx, Inc.
k
45,887
1,804 Centene Corporation
k
141,578
Shares Common Stock (16.4%) Value
Health Care (2.0%) - continued
3,443 Certara, Inc.
k
$ 61,561
2,136 Charles River Laboratories
International, Inc.
k
578,749
1,701 Chemed Corporation 1,091,923
2,418 Cigna Group 878,193
589 Codexis, Inc.
k
2,056
1,972 Cooper Companies, Inc. 200,079
17,677 Danaher Corporation 4,414,300
3,495 Deciphera Pharmaceuticals, Inc.
k
54,976
5,524 Definitive Healthcare Corporation
k
44,579
3,305 Denali Therapeutics, Inc.
k
67,819
17,496 Dentsply Sirona, Inc. 580,692
11,121 Dexcom, Inc.
k
1,542,483
2,112 Dynavax Technologies
Corporation
k
26,210
9,806 Edwards Lifesciences Corporation
k
937,061
36,206 Elanco Animal Health, Inc.
k
589,434
2,762 Elevance Health, Inc. 1,432,208
5,615 Eli Lilly & Company 4,368,245
443 Enanta Pharmaceuticals, Inc.
k
7,735
11,354 Enovis Corporation
k
709,057
6,739 Exelixis, Inc.
k
159,917
7,207 Gilead Sciences, Inc. 527,913
10,871 Globus Medical, Inc.
k
583,120
7,293 GoodRx Holdings, Inc.
k
51,780
7,395 Halozyme Therapeutics, Inc.
k
300,829
3,802 ICON plc
k
1,277,282
81 IDEXX Laboratories, Inc.
k
43,734
1,052 Illumina, Inc.
k
144,461
9,894 Immunocore Holdings plc ADR
k
643,110
686 Incyte Corporation
k
39,081
4,727 Inspire Medical Systems, Inc.
k
1,015,312
8,292 Intuitive Surgical, Inc.
k
3,309,254
597 IQVIA Holding, Inc.
k
150,975
1,193 Jazz Pharmaceuticals, Inc.
k
143,661
12,813 Johnson & Johnson 2,026,889
1,019 Kodiak Sciences, Inc.
k
5,360
13,164 Laboratory Corporation of America
Holdings 2,875,807
4,739 Lantheus Holdings, Inc.
k
294,955
7,977 Legend Biotech Corporation ADR
k
447,430
62 Ligand Pharmaceuticals, Inc.
k
4,532
898 LivaNova plc
k
50,234
932 Masimo Corporation
k
136,864
29 Medpace Holdings, Inc.
k
11,720
40,543 Medtronic plc 3,533,322
17,335 Merck & Company, Inc. 2,287,353
5,576 Molina Healthcare, Inc.
k
2,290,788
2,022 Myriad Genetics, Inc.
k
43,109
5,060 Natera, Inc.
k
462,788
265 National HealthCare Corporation 25,045
8,448 Neogen Corporation
k
133,309
29,432 Novo Nordisk AS ADR 3,779,069
5,979 Nuvation Bio, Inc.
k
21,764
24,807 Option Care Health, Inc.
k
832,027
2,186 Organon & Company 41,097
1,360 Pacira Pharmaceuticals, Inc.
k
39,739
24,289 Paragon 28, Inc.
k
299,969
25,911 Progyny, Inc.
k
988,505
2,533 Prothena Corporation plc
k
62,742
1,733 PTC Therapeutics, Inc.
k
50,413
724 QIAGEN NV 31,125
676 QuidelOrtho Corporation
k
32,407
3,302 Recursion Pharmaceuticals, Inc.
k
32,921
6,787 Repligen Corporation
k
1,248,265

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (16.4%) Value
Health Care (2.0%) - continued
4,011 Rocket Pharmaceuticals, Inc.
k
$ 108,056
1,283 Royalty Pharma plc 38,965
4,526 Sarepta Therapeutics, Inc.
k
585,936
29,679 scPharmaceuticals, Inc.
k
148,989
1,823 Sensus Healthcare, Inc.
k
6,927
4,916 Shockwave Medical, Inc.
k
1,600,797
1,581 Stryker Corporation 565,792
678 Teleflex, Inc. 153,343
1,969 TG Therapeutics, Inc.
k
29,949
6,108 Thermo Fisher Scientific, Inc. 3,550,031
2,281 UnitedHealth Group, Inc. 1,128,411
1,537 Vanda Pharmaceuticals, Inc.
k
6,317
7,608 Veeva Systems, Inc.
k
1,762,698
5,670 Veracyte, Inc.
k
125,647
11,731 Vericel Corporation
k
610,247
4,623 Vertex Pharmaceuticals, Inc.
k
1,932,460
4,557 Viemed Healthcare, Inc.
k
42,973
762 West Pharmaceutical Services,
Inc. 301,531
1,473 Zentalis Pharmaceuticals, Inc.
k
23,215
9,413 Zimmer Biomet Holdings, Inc. 1,242,328
18,571 Zoetis, Inc. 3,142,399
Total 83,514,395
Industrials (2.1%)
2,706 A.O. Smith Corporation 242,079
294 Acuity Brands, Inc. 79,007
10,614 Advanced Drainage Systems, Inc. 1,828,155
6,122 AECOM 600,446
1,458 AGCO Corporation 179,363
2,554 Air Lease Corporation 131,378
4,752 Alight, Inc.
k
46,807
1,850 Allison Transmission Holdings, Inc. 150,146
11,793 AMETEK, Inc. 2,156,940
5,544 Armstrong World Industries, Inc. 688,676
15,384 ASGN, Inc.
k
1,611,628
1,251 Atmus Filtration Technologies, Inc.
k
40,345
7,485 Automatic Data Processing, Inc. 1,869,304
255 Axon Enterprise, Inc.
k
79,784
1,471 AZEK Company, Inc.
k
73,874
1,317 AZZ, Inc. 101,817
20,363 Badger Infrastructure Solutions,
Ltd. 754,658
5,445 Beacon Roofing Supply, Inc.
k
533,719
74 Brady Corporation 4,387
1,573 BWX Technologies, Inc. 161,421
4,999 Carlisle Companies, Inc. 1,958,858
5,303 Casella Waste Systems, Inc.
k
524,308
8,021 Caterpillar, Inc. 2,939,135
528 Cimpress plc
k
46,733
56,944 CNH Industrial NV 737,994
142 Columbus McKinnon Corporation 6,337
1,081 CSW Industrials, Inc. 253,603
98,373 CSX Corporation 3,646,687
1,397 Cummins, Inc. 411,626
2,187 Curtiss-Wright Corporation 559,741
16,531 Delta Air Lines, Inc. 791,339
2,451 Donaldson Company, Inc. 183,041
21 Dover Corporation 3,721
2,760 EMCOR Group, Inc. 966,552
159 Equifax, Inc. 42,536
97 ESCO Technologies, Inc. 10,384
59,135 ExlService Holdings, Inc.
k
1,880,493
1,982 Expeditors International of
Washington, Inc. 240,952
Shares Common Stock (16.4%) Value
Industrials (2.1%) - continued
80,066 Fastenal Company $ 6,176,291
9,909 Ferguson plc 2,164,423
25,087 Flowserve Corporation 1,145,974
10,329 Fluor Corporation
k
436,710
3,697 Gates Industrial Corporation plc
k
65,474
3,904 General Dynamics Corporation 1,102,841
1,389 Gibraltar Industries, Inc.
k
111,856
61 GMS, Inc.
k
5,938
446 Gorman-Rupp Company 17,639
6,010 Graco, Inc. 561,695
1,413 Greenbrier Companies, Inc. 73,617
675 Griffon Corporation 49,504
10,087 Helios Technologies, Inc. 450,788
780 Herc Holdings, Inc. 131,274
3,957 Hillman Solutions Corporation
k
42,102
4,559 Honeywell International, Inc. 935,735
70,495 Howmet Aerospace, Inc. 4,823,973
580 Huntington Ingalls Industries, Inc. 169,053
6,017 IDEX Corporation 1,468,268
20,588 Ingersoll Rand, Inc. 1,954,831
1,844 Interface, Inc. 31,016
1,034 ITT Corporation 140,655
46,787 Janus International Group, Inc.
k
707,887
3,520 JB Hunt Transport Services, Inc. 701,360
226 Johnson Controls International plc 14,762
3,184 Kennametal, Inc. 79,409
3,678 Kratos Defense & Security
Solutions, Inc.
k
67,602
3,712 L3Harris Technologies, Inc. 791,027
15,815 Legalzoom.com, Inc.
k
210,972
866 Leidos Holdings, Inc. 113,524
4,640 Lincoln Electric Holdings, Inc. 1,185,242
4,947 Lyft, Inc.
k
95,724
702 ManpowerGroup, Inc. 54,503
9,279 Masco Corporation 731,927
4,396 Masterbrand, Inc.
k
82,381
1,239 Matson, Inc. 139,264
1,035 Maximus, Inc. 86,836
7,135 Middleby Corporation
k
1,147,237
1,441 Miller Industries, Inc. 72,194
410 Moog, Inc. 65,456
1,820 MSC Industrial Direct Company,
Inc. 176,613
4,600 Mueller Water Products, Inc. 74,014
443 MYR Group, Inc.
k
78,300
139 National Presto Industries, Inc. 11,648
1,696 NEXTracker, Inc.
k
95,434
4,926 Northrop Grumman Corporation 2,357,879
21,307 nVent Electric plc 1,606,548
6,106 Old Dominion Freight Line, Inc. 1,339,107
6,599 Oshkosh Corporation 822,961
1,204 Otis Worldwide Corporation 119,521
12,378 Owens Corning, Inc. 2,064,650
5,526 PACCAR, Inc. 684,616
848 Parker-Hannifin Corporation 471,310
614 Paycom Software, Inc. 122,192
680 Paylocity Holding Corporation
k
116,865
16,940 Pentair plc 1,447,354
592 Quanta Services, Inc. 153,802
8,301 Regal Rexnord Corporation 1,495,010
623 Republic Services, Inc. 119,267
1,892 Resideo Technologies, Inc.
k
42,419
2,841 Rockwell Automation, Inc. 827,668
1,355 Rush Enterprises, Inc. 72,520
2,532 Saia, Inc.
k
1,481,220

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (16.4%) Value
Industrials (2.1%) - continued
10,466 Schneider National, Inc. $ 236,950
5,946 Sensata Technologies Holding plc 218,456
2,932 Simpson Manufacturing Company,
Inc. 601,588
3,001 SiteOne Landscape Supply, Inc.
k
523,824
4,348 SkyWest, Inc.
k
300,360
186 Snap-On, Inc. 55,097
1,718 Southwest Airlines Company 50,148
1,402 SS&C Technologies Holdings, Inc. 90,247
1,554 Standex International Corporation 283,170
532 Sterling Construction Company,
Inc.
k
58,685
980 Tennant Company 119,178
2,818 Terex Corporation 181,479
2,303 Textron, Inc. 220,927
284 Thermon Group Holdings, Inc.
k
9,292
6,162 Timken Company 538,744
511 Titan Machinery, Inc.
k
12,678
8,595 Trane Technologies plc 2,580,219
14,021 TransUnion 1,118,876
853 Trex Company, Inc.
k
85,087
52,039 Uber Technologies, Inc.
k
4,006,483
56 UniFirst Corporation/MA 9,712
20,552 United Parcel Service, Inc. 3,054,644
503 United Rentals, Inc. 362,718
6,056 Upwork, Inc.
k
74,247
68 Valmont Industries, Inc. 15,523
3,641 Verra Mobility Corporation
k
90,916
1,635 Vertiv Holdings Company 133,530
1,974 Watsco, Inc. 852,709
5,702 WillScot Mobile Mini Holdings
Corporation
k
265,143
Total 86,876,486
Information Technology (4.5%)
1,451 Accenture plc 502,931
10,208 Adobe, Inc.
k
5,150,957
30,303 Advanced Micro Devices, Inc.
k
5,469,388
4,842 Agilysys, Inc.
k
407,987
1,669 Ambarella, Inc.
k
84,735
26,820 Amphenol Corporation 3,093,687
131,239 Apple, Inc. 22,504,864
19,905 Applied Materials, Inc. 4,105,008
1,531 AppLovin Corporation
k
105,976
5,928 Arista Networks, Inc.
k
1,719,001
5,679 Autodesk, Inc.
k
1,478,925
1,558 Broadcom, Inc. 2,064,989
12,174 CDW Corporation 3,113,866
8,272 Ciena Corporation
k
409,050
54,010 Cisco Systems, Inc. 2,695,639
3,439 Clearwater Analytics Holdings,
Inc.
k
60,836
110 Cognizant Technology Solutions
Corporation 8,062
1,076 Coherent Corporation
k
65,227
1,700 Cohu, Inc.
k
56,661
6,694 CommScope Holding Company,
Inc.
k
8,769
526 CommVault Systems, Inc.
k
53,352
3,787 Crane NXT Company 234,415
2,004 Credo Technology Group Holding,
Ltd.
k
42,465
4,568 CyberArk Software, Ltd.
k
1,213,398
1,396 Datadog, Inc.
k
172,546
6,644 Descartes Systems Group, Inc.
k
608,125
Shares Common Stock (16.4%) Value
Information Technology (4.5%) - continued
42 DocuSign, Inc.
k
$ 2,501
4,159 Dolby Laboratories, Inc. 348,399
16,870 Dropbox, Inc.
k
409,941
19,104 Dynatrace Holdings, LLC
k
887,190
567 Elastic NV
k
56,836
3,621 Enphase Energy, Inc.
k
438,069
654 EPAM Systems, Inc.
k
180,609
316 F5, Inc.
k
59,910
3,527 Fabrinet
k
666,674
50 First Solar, Inc.
k
8,440
23,465 Flex, Ltd.
k
671,334
382 FormFactor, Inc.
k
17,431
33,984 Fortinet, Inc.
k
2,321,447
12 Gartner, Inc.
k
5,720
3,767 Gilat Satellite Networks, Ltd.
k
20,455
19,100 Gitlab, Inc.
k
1,113,912
4,201 Globant SA
k
848,182
25,543 Grid Dynamics Holdings, Inc.
k
313,923
17,518 Guidewire Software, Inc.
k
2,044,526
5,119 Hackett Group, Inc. 124,392
1,712 Hewlett Packard Enterprise
Company 30,354
103 HP, Inc. 3,113
2,410 HubSpot, Inc.
k
1,510,010
199 Insight Enterprises, Inc.
k
36,918
2,617 International Business Machines
Corporation 499,742
1,129 IPG Photonics Corporation
k
102,389
1,315 Itron, Inc.
k
121,664
40,013 JFrog, Ltd.
k
1,769,375
2,032 Keysight Technologies, Inc.
k
317,764
1,997 KLA Corporation 1,395,044
4,026 Knowles Corporation
k
64,819
2,337 Kyndryl Holdings, Inc.
k
50,853
1,904 Lam Research Corporation 1,849,869
25,771 Lattice Semiconductor
Corporation
k
2,016,065
2,547 Littelfuse, Inc. 617,265
2,414 LiveRamp Holding, Inc.
k
83,283
3,884 Marvell Technology, Inc. 275,298
332 Microchip Technology, Inc. 29,784
84,750 Microsoft Corporation 35,656,020
1,240 MKS Instruments, Inc. 164,920
2,377 MongoDB, Inc.
k
852,487
2,176 Monolithic Power Systems, Inc. 1,474,066
1,170 Motorola Solutions, Inc. 415,327
5,686 NetApp, Inc. 596,859
675 NICE, Ltd. ADR
k
175,918
3,837 Nova, Ltd.
k
680,607
30,392 NVIDIA Corporation 27,460,995
960 ON Semiconductor Corporation
k
70,608
3,628 Onto Innovation, Inc.
k
656,958
157 OSI Systems, Inc.
k
22,423
13,999 PagerDuty, Inc.
k
317,497
4,702 Palo Alto Networks, Inc.
k
1,335,979
9,660 PDF Solutions, Inc.
k
325,252
888 Plexus Corporation
k
84,200
378 Procore Technologies, Inc.
k
31,060
8,307 PTC, Inc.
k
1,569,525
4,229 Q2 Holdings, Inc.
k
222,276
1,020 Qorvo, Inc.
k
117,127
48,802 QUALCOMM, Inc. 8,262,179
1,646 Rapid7, Inc.
k
80,720
1,045 RingCentral, Inc.
k
36,303
19,005 Salesforce, Inc. 5,723,926

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (16.4%) Value
Information Technology (4.5%) - continued
21,699 Samsung Electronics Company,
Ltd. $ 1,304,056
8,229 ServiceNow, Inc.
k
6,273,790
26,076 Shopify, Inc.
k
2,012,285
3,562 Silicon Laboratories, Inc.
k
511,931
1,897 Skyworks Solutions, Inc. 205,483
5,546 SolarWinds Corporation
k
69,991
1,591 Sprinklr, Inc.
k
19,522
18,566 Sprout Social, Inc.
k
1,108,576
2,981 SPS Commerce, Inc.
k
551,187
2,614 Synopsys, Inc.
k
1,493,901
3,025 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 411,551
8,468 TE Connectivity, Ltd. 1,229,892
259 Teledyne Technologies, Inc.
k
111,194
1,446 Tenable Holdings, Inc.
k
71,476
1,438 Teradata Corporation
k
55,607
64 Teradyne, Inc. 7,221
18,064 Trimble, Inc.
k
1,162,599
34,076 TTM Technologies, Inc.
k
533,289
7,966 Tyler Technologies, Inc.
k
3,385,630
6,128 Unisys Corporation
k
30,088
3,524 Universal Display Corporation 593,618
3,131 Upland Software, Inc.
k
9,675
18,365 Varonis Systems, Inc.
k
866,277
7,509 VeriSign, Inc.
k
1,423,031
6,796 Viavi Solutions, Inc.
k
61,776
7,286 Vishay Intertechnology, Inc. 165,246
8,047 Vontier Corporation 365,012
6,695 Workiva, Inc.
k
567,736
1,388 Xerox Holdings Corporation 24,845
Total 187,704,076
Materials (0.4%)
695 Albemarle Corporation 91,559
1,383 Alcoa Corporation 46,732
586 AptarGroup, Inc. 84,320
187 Avery Dennison Corporation 41,748
3,787 Avient Corporation 164,356
7,446 Axalta Coating Systems, Ltd.
k
256,068
2,872 Ball Corporation 193,458
629 Berry Plastics Group, Inc. 38,042
579 Carpenter Technology Corporation 41,352
3,591 Celanese Corporation 617,149
9,769 CF Industries Holdings, Inc. 812,878
9,937 Chemours Company 260,946
6,070 Cleveland-Cliffs, Inc.
k
138,032
7,869 Corteva, Inc. 453,805
2,635 Eagle Materials, Inc. 716,061
6,769 Eastman Chemical Company 678,389
381 Greif, Inc. 26,308
1,395 Huntsman Corporation 36,312
2,931 Ingevity Corporation
k
139,809
2,355 Innospec, Inc. 303,654
4,946 Ivanhoe Mines, Ltd.
k
59,007
674 Kaiser Aluminum Corporation 60,229
7,516 Linde plc 3,489,829
2,825 Louisiana-Pacific Corporation 237,046
261 LyondellBasell Industries NV 26,695
2,476 Martin Marietta Materials, Inc. 1,520,115
1,898 Metallus, Inc.
k
42,230
163 Minerals Technologies, Inc. 12,271
9,204 Mosaic Company 298,762
658 Myers Industries, Inc. 15,246
Shares Common Stock (16.4%) Value
Materials (0.4%) - continued
15,758 Nucor Corporation $ 3,118,508
3,885 O-I Glass, Inc.
k
64,452
2,174 Orion SA 51,132
707 PPG Industries, Inc. 102,444
140 Quaker Chemical Corporation 28,735
2,224 Radius Recycling, Inc. 46,993
32,945 Ranpak Holdings Corporation
k
259,277
320 Reliance, Inc. 106,938
7,177 RPM International, Inc. 853,704
561 Ryerson Holding Corporation 18,793
2,266 Steel Dynamics, Inc. 335,889
11,275 Summit Materials, Inc.
k
502,527
5,096 SunCoke Energy, Inc. 57,432
700 TriMas Corporation 18,711
8,854 Trinseo plc 33,468
20,822 Tronox Holdings plc 361,262
307 United States Lime & Minerals, Inc. 91,529
5,841 United States Steel Corporation 238,196
1,408 Vulcan Materials Company 384,271
Total 17,576,669
Real Estate (0.5%)
17,203 Agree Realty Corporation 982,635
935 Alexandria Real Estate Equities,
Inc. 120,531
867 Anywhere Real Estate, Inc.
k
5,358
8,264 AvalonBay Communities, Inc. 1,533,468
2,391 Brixmor Property Group, Inc. 56,069
1,787 CareTrust REIT, Inc. 43,549
13,076 CBRE Group, Inc.
k
1,271,510
36 Chatham Lodging Trust 364
28,821 Compass, Inc.
k
103,756
14,331 CoStar Group, Inc.
k
1,384,375
6,203 Crown Castle, Inc. 656,464
28,540 Cushman and Wakefield plc
k
298,528
4,126 DigitalBridge Group, Inc. 79,508
5,220 Douglas Elliman, Inc.
k
8,248
3,684 EastGroup Properties, Inc. 662,273
3,374 Elme Communities 46,966
8,226 EPR Properties 349,194
33,589 Equity Commonwealth
k
634,160
2,989 Equity Residential 188,636
67,335 Essential Properties Realty Trust,
Inc. 1,795,151
626 Essex Property Trust, Inc. 153,251
423 Extra Space Storage, Inc. 62,181
3,503 First Industrial Realty Trust, Inc. 184,048
2,324 FirstService Corporation 385,319
289 Forestar Group, Inc.
k
11,615
16,340 Four Corners Property Trust, Inc. 399,840
6,435 Getty Realty Corporation 175,997
34,562 Healthcare Realty Trust, Inc. 489,052
1,408 Howard Hughes Holdings, Inc.
k
102,249
12,157 Independence Realty Trust, Inc. 196,092
5,031 Industrial Logistics Properties Trust 21,583
20,791 Invitation Homes, Inc. 740,368
6,665 Kennedy-Wilson Holdings, Inc. 57,186
25,369 LXP Industrial Trust 228,828
9,683 National Storage Affiliates Trust 379,186
12,802 NetSTREIT Corporation 235,173
10,468 NNN REIT, Inc. 447,402
7,277 Park Hotels & Resorts, Inc. 127,275
1,763 Peakstone Realty Trust 28,437
8,534 Pebblebrook Hotel Trust 131,509
29,935 Phillips Edison and Company, Inc. 1,073,768

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (16.4%) Value
Real Estate (0.5%) - continued
1,081 Plymouth Industrial REIT, Inc. $ 24,323
5,158 Retail Opportunity Investments
Corporation 66,126
3,043 Rexford Industrial Realty, Inc. 153,063
6,755 RLJ Lodging Trust 79,844
792 RMR Group, Inc. 19,008
3,489 Sabra Health Care REIT, Inc. 51,533
13,922 SBA Communications Corporation 3,016,897
23,272 STAG Industrial, Inc. 894,576
6,159 Summit Hotel Properties, Inc. 40,095
3,138 Tanger, Inc. 92,665
23,156 Terreno Realty Corporation 1,537,558
14,413 UDR, Inc. 539,190
2,073 Ventas, Inc. 90,258
1,582 Welltower, Inc. 147,822
1,869 Zillow Group, Inc.
k
89,450
3,372 Zillow Group, Inc. Class C
k
164,486
Total 22,857,996
Utilities (0.3%)
566 ALLETE, Inc. 33,756
2,170 Alliant Energy Corporation 109,368
587 American States Water Company 42,405
6,596 American Water Works Company,
Inc. 806,097
119 Artesian Resources Corporation 4,416
3,756 CenterPoint Energy, Inc. 107,008
12,642 Clearway Energy, Inc., Class A 271,929
16,050 Clearway Energy, Inc., Class C 369,952
5,228 Constellation Energy Corporation 966,396
8,229 Duke Energy Corporation 795,827
6,532 Entergy Corporation 690,302
51,686 Evergy, Inc. 2,758,999
6,188 Eversource Energy 369,857
464 NextEra Energy Partners, LP 13,957
4,133 NiSource, Inc. 114,319
2,190 Northwestern Energy Group, Inc. 111,537
2,344 OGE Energy Corporation 80,399
4,043 PNM Resources, Inc. 152,179
21,447 Portland General Electric
Company 900,774
10,008 Public Service Enterprise Group,
Inc. 668,334
649 Spire, Inc. 39,829
42,501 UGI Corporation 1,042,975
37,502 Xcel Energy, Inc. 2,015,732
Total 12,466,347
Total Common Stock
(cost $448,489,046) 687,671,923
Shares Private Equity Funds ( 0.3% ) Value
Secondary (0.3%)
1 ASF IX, LP
*,k,l
2,294,375
1 Crown Global Secondaries VI
Feeder SA, SICAV-RAIF
*,k,l
395,180
1 LCP X (Offshore), LP
*,k,l
9,037,993
Total 11,727,548
Total Private Equity Funds
(cost $9,054,287) 11,727,548
Shares
Collateral Held for Securities
Loaned ( 0.3% ) Value
10,461,302 Thrivent Cash Management Trust $ 10,461,302
Total Collateral Held for
Securities Loaned
(cost $10,461,302) 10,461,302
Shares or
Principal
Amount Short-Term Investments ( 10.0% ) Value
Federal Home Loan Bank Discount
Notes
6,700,000 5.228%, 4/3/2024
m,n
6,694,216
6,000,000 5.210%, 4/10/2024
m,n
5,988,777
6,600,000 5.205%, 4/12/2024
m,n
6,585,755
5,300,000 5.214%, 4/17/2024
m,n
5,284,748
100,000 5.207%, 4/26/2024
m,n
99,583
700,000 5.230%, 5/8/2024
m,n
695,838
600,000 5.210%, 5/21/2024
m,n
595,302
200,000 5.238%, 5/22/2024
m,n
198,405
100,000 5.250%, 5/29/2024
m,n
99,101
1,000,000 5.229%, 6/7/2024
m,n
989,813
800,000 5.235%, 6/20/2024
m,n
790,359
Thrivent Core Short-Term Reserve
Fund
38,988,520 5.590% 389,885,199
U.S. Treasury Bills
400,000 5.220%, 4/11/2024
m,o
399,418
400,000 5.218%, 5/16/2024
m,o
397,385
Total Short-Term Investments
(cost $418,527,769) 418,703,899
Total Investments (cost
$3,956,757,917) 102.1% $4,272,392,547
Other Assets and Liabilities, Net
(2.1%) (88,565,344)
Total Net Assets 100.0% $4,183,827,203
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of March 28, 2024, the value of these investments was $234,360,883 or 5.6% of
total net assets.
b Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
March 28, 2024.
c Denotes variable rate securities. The rate shown is as of
March 28, 2024. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e All or a portion of the security is on loan.
f Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
g All or a portion of the security is insured or guaranteed.

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

h Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of March 28, 2024.
i Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
j Defaulted security.  Interest is not being accrued.
k Non-income producing security.
l Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
m The interest rate shown reflects the yield.
n All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
o At March 28, 2024, $163,050 of investments were
segregated to cover exposure to a counterparty for margin
on open mortgage-backed security transactions.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Moderately Conservative Allocation Portfolio as of March
28, 2024 was $11,727,548 or 0.28% of total net assets. The
following table indicates the acquisition date and cost of
restricted securities shown in the schedule as of March 28,
2024.
Security
Acquisition
Date Cost
ASF IX, LP  3/18/2024 $ 1,599,928
Crown Global Secondaries VI
Feeder SA, SICAV-RAIF  2/15/2024 384,000
LCP X (Offshore), LP  10/25/2023 7,070,359
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Conservative
Allocation Portfolio as of March 28, 2024:
Securities Lending Transactions
Long-Term Fixed Income $ 10,022,665
Common Stock 37,996
Total lending $10,060,661
Gross amount payable upon return of
collateral for securities loaned $10,461,302
Net amounts due to counterparty $400,641
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 28, 2024, in valuing Moderately Conservative Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 34,529,387 – 34,529,387 –
Basic Materials 13,684,297 – 13,684,297 –
Capital Goods 28,175,012 – 28,175,012 –
Collateralized Mortgage Obligations 72,759,760 – 72,759,760 –
Commercial Mortgage-Backed Securities 48,081,260 – 48,081,260 –
Communications Services 46,558,170 – 46,558,170 –
Consumer Cyclical 45,471,399 – 45,471,399 –
Consumer Non-Cyclical 53,071,474 – 53,071,474 –
Energy 41,026,570 – 41,026,570 –
Financials 133,450,729 – 133,450,729 –
Foreign Government 871,893 – 871,893 –
Mortgage-Backed Securities 482,416,116 – 482,416,116 –
Technology 29,477,150 – 29,477,150 –
Transportation 10,031,807 – 10,031,807 –
U.S. Government & Agencies 521,433,826 – 521,433,826 –
Utilities 30,244,519 – 30,244,519 –
Registered Investment Companies
U.S. Affiliated 1,230,579,324 1,230,579,324 – –
U.S. Unaffiliated 25,196,463 25,196,463 – –
Common Stock
Communications Services 49,529,036 49,467,514 61,522 –
Consumer Discretionary 79,642,842 79,642,842 – –
Consumer Staples 26,433,751 26,433,751 – –
Energy 25,383,312 25,383,312 – –
Financials 95,687,013 95,687,013 – –
Health Care 83,514,395 83,514,395 – –
Industrials 86,876,486 86,121,828 754,658 –
Information Technology 187,704,076 186,400,020 1,304,056 –
Materials 17,576,669 17,517,662 59,007 –
Real Estate 22,857,996 22,857,996 – –
Utilities 12,466,347 12,466,347 – –
Private Equity Funds
Secondary 11,727,548 – – 11,727,548
Short-Term Investments 28,818,700 – 28,818,700 –
Subtotal Investments in Securities $3,575,277,327 $1,941,268,467 $1,622,281,312 $11,727,548
Other Investments  * Total
Affiliated Short-Term Investments 389,885,199
U.S. Affiliated Registered Investment Cos. 296,768,719
Collateral Held for Securities Loaned 10,461,302
Subtotal Other Investments $697,115,220
Total Investments at Value $4,272,392,547
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of March 28, 2024, in valuing Moderately Conservative Allocation Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 7,632,762 7,632,762 – –
Total Asset Derivatives $7,632,762 $7,632,762 $– $–
Liability Derivatives
Futures Contracts 6,966,270 6,966,270 – –
Total Liability Derivatives $6,966,270 $6,966,270 $– $–

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table presents Moderately Conservative Allocation Portfolio's futures contracts held as of March 28, 2024. Investments and/or cash totaling $24,969,873 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 30 June 2024 $ 3,312,740 $ 11,167
CBOT 2-Yr. U.S. Treasury Note 728 June 2024 149,074,979 (210,350)
CBOT 5-Yr. U.S. Treasury Note 85 June 2024 9,085,926 10,402
CBOT U.S. Long Bond 347 June 2024 41,323,106 468,707
CME E-mini Russell 2000 Index 9 June 2024 948,932 16,723
CME E-mini S&P 500 Index 1,479 June 2024 386,407,991 6,155,584
CME E-mini S&P Mid-Cap 400 Index 3 June 2024 894,721 28,499
CME Ultra Long Term U.S. Treasury Bond 104 June 2024 13,283,866 132,134
ICE mini MSCI EAFE Index 848 June 2024 100,161,995 (220,955)
ICE US mini MSCI Emerging Markets Index 18 June 2024 946,689 (2,589)
Ultra 10-Yr. U.S. Treasury Note 40 June 2024 4,563,548 20,827
Total Futures Long Contracts $ 710,004,493 $ 6,410,149
CBOT 10-Yr. U.S. Treasury Note (18) June 2024 ( $ 2,001,888) $ 7,544
CME E-mini Russell 2000 Index (861) June 2024 (90,888,939) (1,492,056)
CME E-mini S&P Mid-Cap 400 Index (495) June 2024 (148,423,900) (3,907,400)
CME Euro Foreign Exchange Currency (361) June 2024 (49,613,194) 781,175
Eurex Euro STOXX 50 Index (924) June 2024 (49,188,600) (1,132,920)
Total Futures Short Contracts ( $ 340,116,521) ($5,743,657)
Total Futures Contracts $ 369,887,972 $666,492

Moderately Conservative Allocation Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderately Conservative
Allocation Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
3/28/2024
Shares Held at
3/28/2024
% of Net
Assets
3/28/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $140,309 $2,030 $6,348 $137,149 17,016 3.3%
Core Emerging Markets Equity 36,993 – – 38,563 4,242 0.9
Core International Equity 33,935 – – 35,679 3,353 0.9
Core Low Volatility Equity 23,442 – 21,600 2,027 183 <0.1
Core Mid Cap Value 42,522 – – 45,247 4,008 1.1
Core Small Cap Value 35,934 – – 38,103 3,615 0.9
Global Stock 58,754 – – 63,664 4,279 1.5
High Yield 97,012 1,455 2,551 95,552 23,019 2.3
Income 291,884 3,000 8,718 282,882 32,292 6.8
International Allocation 81,309 – – 85,130 8,573 2.0
International Index 22,311 – – 23,587 1,678 0.6
Large Cap Value 294,402 – – 320,280 13,395 7.7
Limited Maturity Bond 164,920 1,463 5,112 161,486 16,776 3.8
Mid Cap Stock 101,811 – – 113,976 5,177 2.7
Small Cap Stock 79,077 – – 84,021 4,450 2.0
Total U.S. Affiliated Registered Investment
Companies 1,504,615 1,527,346 36.5
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.590% 469,090 219,885 299,090 389,885 38,989 9.3
Total Affiliated Short-Term Investments 469,090 389,885 9.3
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 14,564 34,688 38,791 10,461 10,461 0.3
Total Collateral Held for Securities Loaned 14,564 10,461 0.3
Total Value $1,988,269 $1,927,692
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 3/28/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($1,650) $2,808 $ – $2,030
Core Emerging Markets Equity – 1,570 – –
Core International Equity – 1,744 – –
Core Low Volatility Equity 644 (459) – –
Core Mid Cap Value Fund – 2,725 – –
Core Small Cap Value Fund – 2,169 – –
Global Stock – 4,910 – –
High Yield (401) 37 – 1,453
Income (1,288) (1,996) – 2,996
International Allocation – 3,821 – –
International Index – 1,276 – –
Large Cap Value – 25,878 – –
Limited Maturity Bond (110) 325 – 1,464
Mid Cap Stock – 12,165 – –
Small Cap Stock – 4,944 – –
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.590% – – – 5,884
Total Income/Non Cash Income from Affiliated
Investments $13,827
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 15
Total Affiliated Income from Securities Loaned, Net $15
Total Value ($2,805) $61,917 $ –

Multidimensional Income Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 75 .0% ) Value
Basic Materials (1.8%)
ATI, Inc.
$ 30,000 7.250%,  8/15/2030 $ 31,009
ATI, Inc., Convertible
11,000 3.500%,  6/15/2025 36,459
Baffinland Iron Mines Corporation/
Baffinland Iron Mines, LP
5,000 8.750%,  7/15/2026
a
4,611
Cascades, Inc./Cascades USA,
Inc.
30,000 5.125%,  1/15/2026
a
29,406
Chemours Company
52,000 5.750%,  11/15/2028
a
47,949
Cleveland-Cliffs, Inc.
37,000 5.875%,  6/1/2027 36,934
40,000 4.625%,  3/1/2029
a
37,288
Consolidated Energy Finance SA
75,000 5.625%,  10/15/2028
a
62,943
First Quantum Minerals, Ltd.
69,000 6.875%,  10/15/2027
a
66,155
Hecla Mining Company
20,000 7.250%,  2/15/2028 20,022
Hudbay Minerals, Inc.
40,000 4.500%,  4/1/2026
a
38,746
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
37,000 9.000%,  7/1/2028
a
36,500
Innophos Holdings, Inc.
14,000 9.375%,  2/15/2028
a
11,677
Mercer International, Inc.
16,000 5.125%,  2/1/2029 14,064
Methanex Corporation
21,000 4.250%,  12/1/2024 20,818
Mineral Resources, Ltd.
9,000 9.250%,  10/1/2028
a
9,479
Novelis Corporation
25,000 3.250%,  11/15/2026
a
23,294
15,000 3.875%,  8/15/2031
a
12,885
Olin Corporation
50,000 5.125%,  9/15/2027 48,844
10,000 5.625%,  8/1/2029 9,874
Peabody Energy Corporation,
Convertible
13,000 3.250%,  3/1/2028
b
18,336
SCIL IV, LLC/SCIL USA Holdings,
LLC
28,000 5.375%,  11/1/2026
a
27,175
SNF Group SACA
40,000 3.375%,  3/15/2030
a
34,625
SunCoke Energy, Inc.
47,000 4.875%,  6/30/2029
a
42,554
Taseko Mines, Ltd.
49,000 7.000%,  2/15/2026
a
49,200
Tronox, Inc.
14,000 4.625%,  3/15/2029
a
12,557
Unifrax Escrow Issuer Corporation
36,000 5.250%,  9/30/2028
a
23,216
United States Steel Corporation
38,000 6.875%,  3/1/2029 38,365
Total 844,985
Capital Goods (3.6%)
AAR Escrow Issuer, LLC
31,000 6.750%,  3/15/2029
a
31,239
Principal
Amount Long-Term Fixed Income (75.0%) Value
Capital Goods (3.6%) - continued
Advanced Drainage Systems, Inc.
$ 32,000 6.375%,  6/15/2030
a
$ 32,166
Amsted Industries, Inc.
26,000 5.625%,  7/1/2027
a
25,610
10,000 4.625%,  5/15/2030
a
9,132
ARD Finance SA
18,000 6.500%,  6/30/2027
a
6,024
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
41,000 5.250%,  8/15/2027
a,b
25,830
7,000 5.250%,  8/15/2027
a,b
4,410
Bombardier, Inc.
35,000 7.875%,  4/15/2027
a
35,024
52,000 6.000%,  2/15/2028
a
51,151
Brand Industrial Services, Inc.
20,000 10.375%,  8/1/2030
a
21,653
Builders FirstSource, Inc.
20,000 5.000%,  3/1/2030
a
19,084
Canpack SA/Canpack US, LLC
56,000 3.875%,  11/15/2029
a
49,557
Chart Industries, Inc.
48,000 7.500%,  1/1/2030
a
49,845
Chart Industries, Inc., Convertible
9,000 1.000%,  11/15/2024 25,262
Clean Harbors, Inc.
33,000 6.375%,  2/1/2031
a
33,242
Clydesdale Acquisition Holdings,
Inc.
8,000 6.625%,  4/15/2029
a
7,994
15,000 8.750%,  4/15/2030
a
14,738
Cornerstone Building Brands, Inc.
40,000 6.125%,  1/15/2029
a
35,654
Covanta Holding Corporation
17,000 4.875%,  12/1/2029
a
15,236
CP Atlas Buyer, Inc.
45,000 7.000%,  12/1/2028
a,b
42,233
Crown Cork & Seal Company, Inc.
47,000 7.375%,  12/15/2026 49,309
Fluor Corporation, Convertible
32,000 1.125%,  8/15/2029
a
35,984
GFL Environmental, Inc.
18,000 4.000%,  8/1/2028
a
16,590
54,000 3.500%,  9/1/2028
a
49,464
Greenbrier Companies, Inc.,
Convertible
18,000 2.875%,  4/15/2028
b
19,949
H&E Equipment Services, Inc.
77,000 3.875%,  12/15/2028
a
70,492
Mauser Packaging Solutions
Holding Company
28,000 9.250%,  4/15/2027
a,b
27,777
Miter Brands Acquisition Holdco,
Inc./MIWD Borrower, LLC
8,000 6.750%,  4/1/2032
a
8,027
MIWD Holdco II, LLC
24,000 5.500%,  2/1/2030
a
22,087
Mueller Water Products, Inc.
29,000 4.000%,  6/15/2029
a
26,304
Nesco Holdings II, Inc.
55,000 5.500%,  4/15/2029
a
52,036
New Enterprise Stone and Lime
Company, Inc.
48,000 5.250%,  7/15/2028
a
45,984

Multidimensional Income Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (75.0%) Value
Capital Goods (3.6%) - continued
OI European Group BV
$ 55,000 4.750%,  2/15/2030
a
$ 50,638
Owens-Brockway Glass Container,
Inc.
25,000 6.625%,  5/13/2027
a
25,014
Pactiv Evergreen Group
35,000 4.375%,  10/15/2028
a
32,650
Patrick Industries, Inc., Convertible
10,000 1.750%,  12/1/2028 12,910
PGT Innovations, Inc.
41,000 4.375%,  10/1/2029
a
41,632
Rolls-Royce plc
21,000 5.750%,  10/15/2027
a
21,057
Sealed Air Corporation
40,000 6.125%,  2/1/2028
a
40,083
Smyrna Ready Mix Concrete, LLC
41,000 8.875%,  11/15/2031
a
43,825
Spirit AeroSystems, Inc.
42,000 9.750%,  11/15/2030
a
46,980
SRM Escrow Issuer, LLC
25,000 6.000%,  11/1/2028
a
24,434
Summit Materials, LLC/Summit
Materials Finance Corporation
12,000 7.250%,  1/15/2031
a
12,473
Titan Acquisition, Ltd./Titan Co-
Borrower, LLC
20,000 7.750%,  4/15/2026
a,b
19,976
TransDigm, Inc.
61,000 5.500%,  11/15/2027 59,704
49,000 7.125%,  12/1/2031
a
50,497
37,000 6.625%,  3/1/2032
a
37,381
Triumph Group, Inc.
38,000 9.000%,  3/15/2028
a
40,061
Trivium Packaging Finance
14,000 5.500%,  8/15/2026
a
13,804
17,000 8.500%,  8/15/2027
a
16,788
United Rentals North America, Inc.
7,000 5.500%,  5/15/2027 6,979
57,000 4.875%,  1/15/2028 55,470
20,000 4.000%,  7/15/2030 18,201
Waste Pro USA, Inc.
15,000 5.500%,  2/15/2026
a
14,773
WESCO Distribution, Inc.
27,000 7.250%,  6/15/2028
a
27,565
13,000 6.375%,  3/15/2029
a
13,134
9,000 6.625%,  3/15/2032
a
9,146
Total 1,694,262
Collateralized Mortgage Obligations (0.1%)
GMACM Mortgage Loan Trust
14,558
3.644%,  11/19/2035, Ser.
2005-AR6, Class 1A1
c
12,650
Residential Accredit Loans, Inc.
Trust
39,345
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 29,918
Total 42,568
Communications Services (4.6%)
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
38,000 10.500%,  2/15/2028
a
17,613
Principal
Amount Long-Term Fixed Income (75.0%) Value
Communications Services (4.6%) - continued
Altice Financing SA
$ 34,000 5.750%,  8/15/2029
a
$ 27,242
Altice France SA/France
2,000 5.125%,  7/15/2029
a
1,352
93,000 5.500%,  10/15/2029
a
63,122
AMC Networks, Inc.
22,000 4.750%,  8/1/2025
b
21,972
7,000 10.250%,  1/15/2029
a,d
7,051
Cable One, Inc., Convertible
10,000 1.125%,  3/15/2028 7,506
CCO Holdings, LLC/CCO Holdings
Capital Corporation
22,000 5.000%,  2/1/2028
a
20,480
17,000 6.375%,  9/1/2029
a
16,128
34,000 4.750%,  3/1/2030
a
29,194
85,000 4.500%,  8/15/2030
a
71,234
21,000 4.250%,  2/1/2031
a
17,150
90,000 4.750%,  2/1/2032
a
73,451
45,000 4.250%,  1/15/2034
a
33,968
CenterPoint Energy, Inc.,
Convertible
574 3.369%,  9/15/2029 18,512
Cimpress plc
31,000 7.000%,  6/15/2026 31,028
Clear Channel Outdoor Holdings,
Inc.
47,000 7.500%,  6/1/2029
a,b
38,871
Clear Channel Worldwide
Holdings, Inc.
54,000 5.125%,  8/15/2027
a,b
50,902
Connect Finco SARL/Connect US
Finco, LLC
25,000 6.750%,  10/1/2026
a
24,507
CSC Holdings, LLC
47,000 5.375%,  2/1/2028
a
40,426
14,000 11.750%,  1/31/2029
a
14,022
56,000 6.500%,  2/1/2029
a
47,449
58,000 5.750%,  1/15/2030
a
30,704
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
80,000 5.875%,  8/15/2027
a
75,683
DISH DBS Corporation
19,000 5.875%,  11/15/2024
b
18,204
16,000 5.250%,  12/1/2026
a,b
12,599
17,000 7.375%,  7/1/2028 8,184
31,000 5.750%,  12/1/2028
a,b
21,305
29,000 5.125%,  6/1/2029 12,096
DISH Network Corporation
15,000 11.750%,  11/15/2027
a
15,314
Frontier Communications
Holdings, LLC
48,000 5.875%,  10/15/2027
a
46,471
36,000 6.750%,  5/1/2029
a
32,083
14,000 8.750%,  5/15/2030
a
14,325
GCI, LLC
40,000 4.750%,  10/15/2028
a
36,676
Gray Television, Inc.
40,000 4.750%,  10/15/2030
a
26,234
17,000 5.375%,  11/15/2031
a
11,147
iHeartCommunications, Inc.
31,000 6.375%,  5/1/2026 26,446
Iliad Holding SASU
48,000 6.500%,  10/15/2026
a
47,550

Multidimensional Income Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (75.0%) Value
Communications Services (4.6%) - continued
LCPR Senior Secured Financing
DAC
$ 58,000 6.750%,  10/15/2027
a
$ 54,434
Level 3 Financing, Inc.
74,000 4.625%,  9/15/2027
a,b
49,210
11,000 4.250%,  7/1/2028
a
5,170
26,000 10.500%,  5/15/2030
a,b
26,585
McGraw-Hill Education, Inc.
42,000 8.000%,  8/1/2029
a,b
39,477
News Corporation
46,000 3.875%,  5/15/2029
a
42,065
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
18,000 4.625%,  3/15/2030
a,b
16,143
Paramount Global
50,000 6.250%,  2/28/2057
c
43,976
98,000 6.375%,  3/30/2062
c
90,549
Playtika Holding Corporation
42,000 4.250%,  3/15/2029
a
36,360
Rogers Communications, Inc.
100,000 5.250%,  3/15/2082
a,b,c
95,849
Scripps Escrow II, Inc.
16,000 3.875%,  1/15/2029
a
12,723
13,000 5.375%,  1/15/2031
a
7,999
Sinclair Television Group, Inc.
48,000 4.125%,  12/1/2030
a
34,961
Sirius XM Radio, Inc.
40,000 5.000%,  8/1/2027
a
38,483
20,000 4.000%,  7/15/2028
a
18,297
30,000 4.125%,  7/1/2030
a
26,225
TEGNA, Inc.
13,000 4.750%,  3/15/2026
a
12,745
46,000 4.625%,  3/15/2028 42,074
Telecom Italia Capital SA
31,000 6.000%,  9/30/2034 28,354
Telecom Italia SPA/Milano
22,000 5.303%,  5/30/2024
a
21,880
Telesat Canada/Telesat, LLC
20,000 4.875%,  6/1/2027
a
10,400
10,000 6.500%,  10/15/2027
a
4,000
Uniti Group, Inc., Convertible
11,000 7.500%,  12/1/2027
a
11,440
Uniti Group, LP/Uniti Group
Finance, Inc./CSL Capital, LLC
40,000 4.750%,  4/15/2028
a
34,925
23,000 6.500%,  2/15/2029
a
17,826
Univision Communications, Inc.
48,000 4.500%,  5/1/2029
a
42,895
Urban One, Inc.
8,000 7.375%,  2/1/2028
a
6,788
Viasat, Inc.
21,000 6.500%,  7/15/2028
a,b
16,217
Virgin Media Finance plc
18,000 5.000%,  7/15/2030
a
15,231
Virgin Media Secured Finance plc
36,000 5.500%,  5/15/2029
a
33,284
Vodafone Group plc
64,000 7.000%,  4/4/2079
c
66,015
VZ Secured Financing BV
12,000 5.000%,  1/15/2032
a
10,303
YPSO Finance BIS SA
26,000 10.500%,  5/15/2027
a
9,729
Principal
Amount Long-Term Fixed Income (75.0%) Value
Communications Services (4.6%) - continued
Zayo Group Holdings, Inc.
$ 16,000 4.000%,  3/1/2027
a
$ 13,170
Ziggo Bond Company BV
17,000 5.125%,  2/28/2030
a,b
14,559
Total 2,158,542
Consumer Cyclical (5.6%)
1011778 B.C., ULC/New Red
Finance, Inc.
66,000 4.375%,  1/15/2028
a
62,431
Adient Global Holdings, Ltd.
22,000 8.250%,  4/15/2031
a,b
23,215
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation
9,000 6.625%,  7/15/2026
a
8,994
32,000 6.000%,  6/1/2029
a,b
27,534
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
35,000 4.625%,  6/1/2028
a
31,961
40,000 4.625%,  6/1/2028
a
36,359
Allison Transmission, Inc.
25,000 3.750%,  1/30/2031
a
21,813
AMC Entertainment Holdings, Inc.
10,000 7.500%,  2/15/2029
a
6,679
American Axle & Manufacturing,
Inc.
65,000 6.500%,  4/1/2027
b
64,779
Anywhere Real Estate Group,
LLC/Anywhere Co-Issuer
Corporation
7,000 7.000%,  4/15/2030
a
6,233
Arches Buyer, Inc.
28,000 6.125%,  12/1/2028
a
23,455
Arko Corporation
27,000 5.125%,  11/15/2029
a
22,347
Asbury Automotive Group, Inc.
22,000 5.000%,  2/15/2032
a
19,933
Ashton Woods USA, LLC/Ashton
Woods Finance Company
25,000 4.625%,  8/1/2029
a
23,060
27,000 4.625%,  4/1/2030
a
24,669
Beazer Homes USA, Inc.
10,000 7.500%,  3/15/2031
a
10,099
Bloomin' Brands, Inc., Convertible
3,000 5.000%,  5/1/2025 7,721
Booking Holdings, Inc.,
Convertible
11,000 0.750%,  5/1/2025 21,230
Boyd Gaming Corporation
40,000 4.750%,  6/15/2031
a
36,758
Boyne USA, Inc.
18,000 4.750%,  5/15/2029
a
16,686
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
30,000 6.250%,  9/15/2027
a
29,350
Burlington Stores, Inc., Convertible
19,000 2.250%,  4/15/2025 22,219
8,000 1.250%,  12/15/2027
a
10,184
Caesars Entertainment, Inc.
5,000 8.125%,  7/1/2027
a
5,121
91,000 4.625%,  10/15/2029
a
82,980
16,000 6.500%,  2/15/2032
a
16,141

Multidimensional Income Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (75.0%) Value
Consumer Cyclical (5.6%) - continued
Carnival Corporation
$ 27,000 7.625%,  3/1/2026
a
$ 27,317
47,000 5.750%,  3/1/2027
a
46,518
7,000 6.000%,  5/1/2029
a
6,907
Carvana Company
22,000
0.000%,PIK 12.000%,
12/1/2028
a,e
21,510
Cedar Fair, LP
44,000 5.250%,  7/15/2029 41,709
Churchill Downs, Inc.
20,000 4.750%,  1/15/2028
a
19,039
20,000 6.750%,  5/1/2031
a
20,112
Cinemark USA, Inc.
39,000 5.875%,  3/15/2026
a
38,505
Clarios Global, LP/Clarios US
Finance Company, Inc.
20,000 8.500%,  5/15/2027
a
20,030
Dana, Inc.
20,000 4.500%,  2/15/2032 17,286
eG Global Finance plc
6,000 12.000%,  11/30/2028
a
6,378
Expedia Group, Inc., Convertible
28,000 Zero Coupon,  2/15/2026 25,788
Ford Motor Company, Convertible
43,000 Zero Coupon,  3/15/2026 44,441
Forestar Group, Inc.
37,000 3.850%,  5/15/2026
a
35,335
General Motors Financial
Company, Inc.
40,000 5.700%,  9/30/2030
c,f
38,354
Goodyear Tire & Rubber Company
30,000 5.000%,  7/15/2029
b
28,009
Hanesbrands, Inc.
15,000 4.875%,  5/15/2026
a
14,604
14,000 9.000%,  2/15/2031
a,b
14,384
Hilton Domestic Operating
Company, Inc.
21,000 3.625%,  2/15/2032
a
18,081
Hilton Grand Vacations Borrower
Escrow, LLC/Hilton Grand
Vacations Borrower Escrow, Inc.
34,000 5.000%,  6/1/2029
a
31,708
Hilton Worldwide Finance, LLC
50,000 4.875%,  4/1/2027 49,157
International Game Technology plc
42,000 5.250%,  1/15/2029
a
40,580
Jacobs Entertainment, Inc.
28,000 6.750%,  2/15/2029
a
27,200
KB Home
35,000 4.800%,  11/15/2029 33,405
L Brands, Inc.
69,000 6.625%,  10/1/2030
a
70,483
10,000 6.875%,  11/1/2035 10,226
Light & Wonder International, Inc.
43,000 7.250%,  11/15/2029
a
44,142
Live Nation Entertainment, Inc.
29,000 4.750%,  10/15/2027
a
27,690
Live Nation Entertainment, Inc.,
Convertible
14,000 2.000%,  2/15/2025
b
15,497
30,000 3.125%,  1/15/2029
b
35,982
Macy's Retail Holdings, LLC
35,000 5.875%,  4/1/2029
a,b
34,336
Principal
Amount Long-Term Fixed Income (75.0%) Value
Consumer Cyclical (5.6%) - continued
$ 13,000 6.125%,  3/15/2032
a
$ 12,601
Marriott Vacations Worldwide
Corporation, Convertible
19,000 Zero Coupon,  1/15/2026 18,003
23,000 3.250%,  12/15/2027 21,574
Mattamy Group Corporation
43,000 5.250%,  12/15/2027
a
41,691
Michaels Companies, Inc.
11,000 5.250%,  5/1/2028
a
9,373
10,000 7.875%,  5/1/2029
a
7,502
NCL Corporation, Ltd.
34,000 5.875%,  3/15/2026
a
33,563
31,000 5.875%,  2/15/2027
a
30,628
PENN Entertainment, Inc.
35,000 4.125%,  7/1/2029
a,b
30,098
PetSmart, Inc./PetSmart Finance
Corporation
60,000 4.750%,  2/15/2028
a
56,175
29,000 7.750%,  2/15/2029
a
28,233
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
54,000 5.750%,  4/15/2026
a
53,842
41,000 6.250%,  1/15/2028
a
40,163
QVC, Inc.
8,000 4.375%,  9/1/2028 6,412
Raising Cane's Restaurants, LLC
18,000 9.375%,  5/1/2029
a
19,453
Rakuten Group, Inc.
19,000 11.250%,  2/15/2027
a
20,130
Real Hero Merger Sub 2, Inc.
23,000 6.250%,  2/1/2029
a,b
20,153
Realogy Group, LLC/Realogy
Group Co-Issuer Corporation
15,000 5.750%,  1/15/2029
a,b
10,622
Royal Caribbean Cruises, Ltd.
74,000 4.250%,  7/1/2026
a
71,413
14,000 9.250%,  1/15/2029
a
15,016
27,000 7.250%,  1/15/2030
a
28,053
Scientific Games Holdings, LP/
Scientific Games US FinCo, Inc.
6,000 6.625%,  3/1/2030
a
5,800
SeaWorld Parks and
Entertainment, Inc.
31,000 5.250%,  8/15/2029
a
29,197
Six Flags Theme Parks, Inc.
15,000 7.000%,  7/1/2025
a
15,022
Staples, Inc.
44,000 7.500%,  4/15/2026
a
42,943
14,000 10.750%,  4/15/2027
a
13,308
Station Casinos, LLC
32,000 4.625%,  12/1/2031
a
28,761
Tenneco, Inc.
44,000 8.000%,  11/17/2028
a
40,147
Tripadvisor, Inc.
11,000 7.000%,  7/15/2025
a
10,970
Uber Technologies, Inc.,
Convertible
22,000 Zero Coupon,  12/15/2025 24,695
25,000 0.875%,  12/1/2028
a
30,925
Vail Resorts, Inc., Convertible
28,000 Zero Coupon,  1/1/2026 25,620
Victoria's Secret & Company
30,000 4.625%,  7/15/2029
a
24,615

Multidimensional Income Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (75.0%) Value
Consumer Cyclical (5.6%) - continued
Viking Cruises, Ltd.
$ 39,000 5.875%,  9/15/2027
a
$ 38,263
Wabash National Corporation
42,000 4.500%,  10/15/2028
a
38,516
Walgreens Boots Alliance, Inc.
22,000 3.200%,  4/15/2030 19,121
WASH Multifamily Acquisition, Inc.
15,000 5.750%,  4/15/2026
a,b
14,661
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
15,000 7.125%,  2/15/2031
a
15,523
Yum! Brands, Inc.
48,000 4.750%,  1/15/2030
a
45,526
ZF North America Capital, Inc.
27,000 7.125%,  4/14/2030
a
28,450
Total 2,633,425
Consumer Non-Cyclical (3.7%)
1375209 B.C., Ltd.
21,000 9.000%,  1/30/2028
a,b
20,580
AdaptHealth, LLC
56,000 4.625%,  8/1/2029
a
48,191
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
40,000 4.625%,  1/15/2027
a
38,712
39,000 3.500%,  3/15/2029
a
35,006
B&G Foods, Inc.
28,000 5.250%,  9/15/2027
b
26,164
Bausch + Lomb Corporation
9,000 8.375%,  10/1/2028
a
9,312
Bausch Health Companies, Inc.
21,000 5.500%,  11/1/2025
a
19,822
13,000 4.875%,  6/1/2028
a
7,094
43,000 11.000%,  9/30/2028
a
28,702
BellRing Brands, Inc.
29,000 7.000%,  3/15/2030
a
29,873
BioMarin Pharmaceutical, Inc.,
Convertible
19,000 1.250%,  5/15/2027
b
18,740
Catalent Pharma Solutions, Inc.
16,000 3.125%,  2/15/2029
a
15,289
Central Garden & Pet Company
50,000 4.125%,  10/15/2030 44,855
Cheplapharm Arzneimittel GmbH
10,000 5.500%,  1/15/2028
a
9,529
Chobani, LLC/Chobani Finance
Corporation, Inc.
56,000 4.625%,  11/15/2028
a
52,222
13,000 7.625%,  7/1/2029
a
13,179
CHS/Community Health Systems,
Inc.
17,000 5.625%,  3/15/2027
a
15,647
11,000 8.000%,  12/15/2027
a
10,790
55,000 6.000%,  1/15/2029
a
48,048
21,000 6.125%,  4/1/2030
a,b
15,143
19,000 5.250%,  5/15/2030
a
15,493
19,000 4.750%,  2/15/2031
a
14,663
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
53,000 4.750%,  1/15/2029
a
50,154
14,000 6.625%,  7/15/2030
a
14,217
Principal
Amount Long-Term Fixed Income (75.0%) Value
Consumer Non-Cyclical (3.7%) - continued
Edgewell Personal Care Company
$ 30,000 5.500%,  6/1/2028
a
$ 29,325
Embecta Corporation
18,000 6.750%,  2/15/2030
a
15,596
Encompass Health Corporation
65,000 4.500%,  2/1/2028 61,907
Energizer Holdings, Inc.
10,000 4.750%,  6/15/2028
a
9,262
35,000 4.375%,  3/31/2029
a
31,362
Envista Holdings Corporation,
Convertible
12,000 1.750%,  8/15/2028
a
10,553
Fortrea Holdings, Inc.
13,000 7.500%,  7/1/2030
a
13,420
Grifols SA
43,000 4.750%,  10/15/2028
a,b
35,577
Herbalife Nutrition, Ltd./HLF
Financing, Inc.
6,000 7.875%,  9/1/2025
a
5,999
HLF Financing SARL, LLC/
Herbalife International, Inc.
51,000 4.875%,  6/1/2029
a
35,445
Integer Holdings Corporation,
Convertible
26,000 2.125%,  2/15/2028 37,518
Jazz Investments I, Ltd.,
Convertible
28,000 2.000%,  6/15/2026 27,731
Jazz Securities DAC
29,000 4.375%,  1/15/2029
a
27,015
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
14,000 9.000%,  2/15/2029
a
14,194
Legacy LifePoint Health, LLC
19,000 4.375%,  2/15/2027
a
18,105
LifePoint Health, Inc.
9,000 9.875%,  8/15/2030
a
9,414
18,000 11.000%,  10/15/2030
a
19,238
Medline Borrower, LP/Medline Co-
Issuer, Inc.
26,000 6.250%,  4/1/2029
a
26,116
ModivCare Escrow Issuer, Inc.
15,000 5.000%,  10/1/2029
a,b
10,876
ModivCare, Inc.
12,000 5.875%,  11/15/2025
a
11,686
Mozart Debt Merger Sub, Inc.
34,000 3.875%,  4/1/2029
a
30,947
36,000 5.250%,  10/1/2029
a
34,026
Organon & Company/Organon
Foreign Debt Co-Issuer BV
45,000 4.125%,  4/30/2028
a
41,935
25,000 5.125%,  4/30/2031
a
22,228
Owens & Minor, Inc.
41,000 6.625%,  4/1/2030
a,b
40,693
Perrigo Finance Unlimited
Company
22,000 4.375%,  3/15/2026 21,407
24,000 3.150%,  6/15/2030 22,062
Post Holdings, Inc.
34,000 4.500%,  9/15/2031
a
30,583
Post Holdings, Inc., Convertible
21,000 2.500%,  8/15/2027 23,615

Multidimensional Income Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (75.0%) Value
Consumer Non-Cyclical (3.7%) - continued
RegionalCare Hospital Partners
Holdings, Inc./LifePoint Health,
Inc.
$ 19,000 9.750%,  12/1/2026
a
$ 19,026
Scotts Miracle-Gro Company
17,000 4.500%,  10/15/2029 15,385
Sigma Holdco BV
20,000 7.875%,  5/15/2026
a
19,200
Simmons Foods, Inc.
51,000 4.625%,  3/1/2029
a
45,069
Spectrum Brands, Inc.
20,000 5.000%,  10/1/2029
a
19,601
10,000 5.500%,  7/15/2030
a
9,794
Star Parent, Inc.
29,000 9.000%,  10/1/2030
a,b
30,691
Surgery Center Holdings, Inc.
16,000 7.250%,  4/15/2032
a,d
16,124
Tenet Healthcare Corporation
63,000 5.125%,  11/1/2027 61,622
68,000 6.125%,  10/1/2028
b
67,756
Teva Pharmaceutical Finance
Netherlands III BV
33,000 3.150%,  10/1/2026 30,851
Topgolf Callaway Brands
Corporation, Convertible
9,000 2.750%,  5/1/2026 10,287
Triton Water Holdings, Inc.
25,000 6.250%,  4/1/2029
a
22,770
Winnebago Industries, Inc.,
Convertible
17,000 3.250%,  1/15/2030
a
18,369
Total 1,705,805
Energy (5.8%)
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
30,000 5.375%,  6/15/2029
a
28,850
Antero Resources Corporation
17,000 5.375%,  3/1/2030
a
16,326
Archrock Partners, LP/Archrock
Partners Finance Corporation
57,000 6.250%,  4/1/2028
a
56,398
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
27,000 8.250%,  12/31/2028
a
27,737
Baytex Energy Corporation
31,000 8.500%,  4/30/2030
a
32,370
Borr IHC, Ltd./Borr Finance, LLC
34,000 10.375%,  11/15/2030
a
35,360
BP Capital Markets plc
85,000 6.450%,  12/1/2033
c,f
88,025
Buckeye Partners, LP
19,000 4.500%,  3/1/2028
a
18,050
Chesapeake Energy Corporation
24,000 6.750%,  4/15/2029
a
24,257
Civitas Resources, Inc.
18,000 8.375%,  7/1/2028
a
18,949
10,000 8.625%,  11/1/2030
a
10,738
37,000 8.750%,  7/1/2031
a
39,592
CNX Resources Corporation
18,000 6.000%,  1/15/2029
a
17,623
Principal
Amount Long-Term Fixed Income (75.0%) Value
Energy (5.8%) - continued
CNX Resources Corporation,
Convertible
$ 17,000 2.250%,  5/1/2026 $ 32,140
Comstock Resources, Inc.
17,000 6.750%,  3/1/2029
a
16,212
14,000 5.875%,  1/15/2030
a
12,679
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
34,000 5.500%,  6/15/2031
a
32,134
Crescent Energy Finance, LLC
16,000 9.250%,  2/15/2028
a
16,894
39,000 7.625%,  4/1/2032
a
39,300
Delek Logistics Partners, LP/Delek
Logistics Finance Corporation
16,000 8.625%,  3/15/2029
a
16,339
Diamond Foreign Asset Company/
Diamond Finance, LLC
12,000 8.500%,  10/1/2030
a
12,665
DT Midstream, Inc.
24,000 4.125%,  6/15/2029
a
22,064
10,000 4.375%,  6/15/2031
a
9,056
Enbridge, Inc.
100,000 7.375%,  1/15/2083
c
100,468
107,000 7.625%,  1/15/2083
c
109,809
Enerflex, Ltd.
30,000 9.000%,  10/15/2027
a
30,824
Energy Transfer, LP
115,000 6.750%,  5/15/2025
c,f
113,008
Enterprise Products Operating,
LLC
37,000
8.573%,  (TSFR3M +
3.248%), 8/16/2077
c
36,930
EQM Midstream Partners, LP
85,000 4.750%,  1/15/2031
a
79,046
Ferrellgas, LP/Ferrellgas Finance
Corporation
34,000 5.375%,  4/1/2026
a
33,264
Genesis Energy LP/Genesis
Energy Finance Corporation
47,000 8.875%,  4/15/2030 49,197
Harvest Midstream, LP
36,000 7.500%,  9/1/2028
a
36,502
Hess Midstream Operations, LP
29,000 5.625%,  2/15/2026
a
28,768
Hilcorp Energy I, LP/Hilcorp
Finance Company
27,000 5.750%,  2/1/2029
a
26,299
36,000 6.250%,  4/15/2032
a
35,503
Howard Midstream Energy
Partners, LLC
45,000 6.750%,  1/15/2027
a
44,898
ITT Holdings, LLC
47,000 6.500%,  8/1/2029
a
42,892
Kodiak Gas Services, LLC
17,000 7.250%,  2/15/2029
a
17,316
Laredo Petroleum, Inc.
54,000 7.750%,  7/31/2029
a
54,446
MEG Energy Corporation
41,000 5.875%,  2/1/2029
a
40,287
Nabors Industries, Ltd.
40,000 7.250%,  1/15/2026
a
39,752
New Fortress Energy, Inc.
13,000 6.750%,  9/15/2025
a
12,911
10,000 8.750%,  3/15/2029
a
9,962

Multidimensional Income Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (75.0%) Value
Energy (5.8%) - continued
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
$ 11,000 8.125%,  2/15/2029
a
$ 11,266
17,000 8.375%,  2/15/2032
a
17,427
Noble Finance II, LLC
33,000 8.000%,  4/15/2030
a
34,374
Northern Oil and Gas, Inc.
31,000 8.750%,  6/15/2031
a
32,735
Northern Oil and Gas, Inc.,
Convertible
16,000 3.625%,  4/15/2029 19,480
Northriver Midstream Finance, LP
16,000 5.625%,  2/15/2026
a
15,863
NuStar Logistics, LP
27,000 6.375%,  10/1/2030 27,175
PBF Holding Company, LLC/PBF
Finance Corporation
23,000 6.000%,  2/15/2028 22,632
Permian Resources Operating,
LLC
43,000 7.000%,  1/15/2032
a
44,609
Permian Resources Operating,
LLC, Convertible
8,000 3.250%,  4/1/2028 23,620
Pioneer Natural Resources
Company, Convertible
6,000 0.250%,  5/15/2025 17,164
Plains All American Pipeline, LP
60,000
9.679%,  (TSFR3M +
4.372%), 5/2/2024
c,f
59,621
Prairie Acquiror, LP
21,000 9.000%,  8/1/2029
a
21,618
Precision Drilling Corporation
42,000 6.875%,  1/15/2029
a
41,922
Range Resources Corporation
25,000 4.750%,  2/15/2030
a
23,309
Rockcliff Energy II, LLC
33,000 5.500%,  10/15/2029
a
30,882
Rockies Express Pipeline, LLC
35,000 4.950%,  7/15/2029
a
32,711
SM Energy Company
21,000 6.625%,  1/15/2027 20,981
15,000 6.500%,  7/15/2028 15,064
Southwestern Energy Company
25,000 5.375%,  3/15/2030 24,062
21,000 4.750%,  2/1/2032 19,332
Sunoco, LP/Sunoco Finance
Corporation
5,000 5.875%,  3/15/2028 4,952
29,000 4.500%,  4/30/2030 26,556
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
53,000 5.500%,  1/15/2028
a
51,065
Talos Production, Inc.
8,000 9.000%,  2/1/2029
a
8,496
Teine Energy, Ltd.
25,000 6.875%,  4/15/2029
a
24,312
TransCanada Trust
160,000 5.300%,  3/15/2077
c
149,676
Transocean, Inc.
37,000 11.500%,  1/30/2027
a,b
38,562
Principal
Amount Long-Term Fixed Income (75.0%) Value
Energy (5.8%) - continued
USA Compression Partners, LP/
USA Compression Finance
Corporation
$ 50,000 6.875%,  4/1/2026 $ 49,942
10,000 7.125%,  3/15/2029
a
10,125
Valaris, Ltd.
30,000 8.375%,  4/30/2030
a
30,946
Venture Global Calcasieu Pass,
LLC
78,000 3.875%,  8/15/2029
a
70,211
20,000 4.125%,  8/15/2031
a
17,784
Venture Global LNG, Inc.
63,000 8.375%,  6/1/2031
a
64,970
24,000 9.875%,  2/1/2032
a
25,866
Weatherford International, Ltd.
26,000 8.625%,  4/30/2030
a
27,143
Total 2,722,293
Financials (14.4%)
Acrisure, LLC/Acrisure Finance,
Inc.
21,000 6.000%,  8/1/2029
a
19,259
AerCap Holdings NV
60,000 5.875%,  10/10/2079
c
59,570
Air Lease Corporation
94,000 4.650%,  6/15/2026
c,f
88,754
Aircastle, Ltd.
55,000 5.250%,  6/15/2026
a,c,f
52,389
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
22,000 6.750%,  10/15/2027
a
21,675
19,000 6.750%,  4/15/2028
a
19,134
11,000 5.875%,  11/1/2029
a,b
10,219
13,000 7.000%,  1/15/2031
a
13,130
Ally Financial, Inc.
128,000 4.700%,  5/15/2026
c,f
109,739
8,000 6.700%,  2/14/2033 8,082
American Express Company
85,000 3.550%,  9/15/2026
c,f
78,677
AmWINS Group, Inc.
11,000 6.375%,  2/15/2029
a
11,059
33,000 4.875%,  6/30/2029
a
30,802
Arbor Realty Trust, Inc.,
Convertible
2,000 7.500%,  8/1/2025 1,959
BAC Capital Trust XIV
74,000
5.991%,  (TSFR3M +
0.662%), 4/17/2024
c,f
60,345
Bank of America Corporation
249,000 6.250%,  9/5/2024
c,f
249,283
82,000 6.100%,  3/17/2025
c,f
82,227
120,000 6.125%,  4/27/2027
c,f
120,328
Bank of Nova Scotia
97,000 4.900%,  6/4/2025
c,f
95,450
Blackstone Mortgage Trust, Inc.,
Convertible
7,000 5.500%,  3/15/2027 6,282
Bread Financial Holdings, Inc.
17,000 9.750%,  3/15/2029
a
17,692
Bread Financial Holdings, Inc.,
Convertible
11,000 4.250%,  6/15/2028
a,b
12,767

Multidimensional Income Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (75.0%) Value
Financials (14.4%) - continued
Brookfield Property REIT, Inc./BPR
Cumulus, LLC/BPR Nimbus,
LLC/GGSI Sellco, LLC
$ 10,000 4.500%,  4/1/2027
a
$ 9,128
Burford Capital Global Finance,
LLC
31,000 9.250%,  7/1/2031
a
32,810
Capital One Financial Corporation
36,000 3.950%,  9/1/2026
c,f
31,978
Castlelake Aviation Finance DAC
22,000 5.000%,  4/15/2027
a
21,189
Charles Schwab Corporation
176,000 5.375%,  6/1/2025
c,f
174,782
78,000 4.000%,  6/1/2026
c,f
72,975
35,000 5.000%,  6/1/2027
c,f
33,462
75,000 4.000%,  12/1/2030
c,f
63,282
Citigroup, Inc.
28,000 5.000%,  9/12/2024
c,f
27,827
95,000 4.000%,  12/10/2025
c,f
91,081
170,000 3.875%,  2/18/2026
c,f
160,441
62,000 4.150%,  11/15/2026
c,f
57,110
51,000 7.375%,  5/15/2028
b,c,f
53,028
90,000 7.625%,  11/15/2028
c,f
94,488
Citizens Financial Group, Inc.
80,000 4.000%,  10/6/2026
c,f
68,872
Coinbase Global, Inc., Convertible
41,000 0.500%,  6/1/2026
b
44,866
Comerica, Inc.
20,000 5.625%,  7/1/2025
c,f
19,228
COPT Defense Properties, LP,
Convertible
7,000 5.250%,  9/15/2028
a
7,266
Corebridge Financial, Inc.
81,000 6.875%,  12/15/2052
c
81,097
Credit Acceptance Corporation
40,000 9.250%,  12/15/2028
a
43,023
Credit Agricole SA
40,000 8.125%,  12/23/2025
a,c,f
40,800
Credit Suisse Group AG
40,000 7.250%,  9/12/2025
a,c,f,g
4,400
56,000 7.500%,  12/11/2028
*,c,f,g
6,160
Dai-ichi Life Insurance Company,
Ltd.
120,000 5.100%,  10/28/2024
a,c,f
118,910
Diversified Healthcare Trust
15,000 Zero Coupon,  1/15/2026
a
12,734
Drawbridge Special Opportunities
Fund, LP
56,000 3.875%,  2/15/2026
a
52,355
Enact Holdings, Inc.
28,000 6.500%,  8/15/2025
a
27,994
Encore Capital Group, Inc.,
Convertible
12,000 4.000%,  3/15/2029 11,220
Federal Realty OP, LP, Convertible
16,000 3.250%,  1/15/2029
a
15,528
Fifth Third Bancorp
91,000 4.500%,  9/30/2025
c,f
87,650
FirstCash, Inc.
26,000 5.625%,  1/1/2030
a
24,707
Fortress Transportation and
Infrastructure Investors, LLC
13,000 6.500%,  10/1/2025
a
12,981
31,000 9.750%,  8/1/2027
a
32,099
Principal
Amount Long-Term Fixed Income (75.0%) Value
Financials (14.4%) - continued
Freedom Mortgage Corporation
$ 14,000 7.625%,  5/1/2026
a
$ 13,978
12,000 12.000%,  10/1/2028
a
13,080
Freedom Mortgage Holdings, LLC
11,000 9.250%,  2/1/2029
a
11,258
GGAM Finance, Ltd.
13,000 8.000%,  6/15/2028
a
13,576
10,000 6.875%,  4/15/2029
a
10,037
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
39,000 3.750%,  12/15/2027
a,b
33,372
goeasy, Ltd.
23,000 9.250%,  12/1/2028
a
24,523
Goldman Sachs Group, Inc.
70,000 5.500%,  8/10/2024
c,f
69,401
70,000 3.650%,  8/10/2026
c,f
63,935
105,000 4.125%,  11/10/2026
c,f
97,459
Hartford Financial Services Group,
Inc.
100,000
7.694%,  (TSFR3M +
2.387%), 2/12/2047
a,c
88,959
HAT Holdings I, LLC/HAT Holdings
II, LLC, Convertible
1,000 Zero Coupon,  5/1/2025
a
1,021
18,000 3.750%,  8/15/2028
a
21,218
HSBC Holdings plc
55,000 6.375%,  3/30/2025
c,f
54,611
25,000 4.600%,  12/17/2030
c,f
21,149
HUB International, Ltd.
46,000 5.625%,  12/1/2029
a,b
43,131
14,000 7.375%,  1/31/2032
a
14,094
Huntington Bancshares, Inc./OH
104,000 4.450%,  10/15/2027
c,f
94,245
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
18,000 6.375%,  12/15/2025 17,854
18,000 6.250%,  5/15/2026 17,376
32,000 5.250%,  5/15/2027 28,920
Intesa Sanpaolo SPA
16,000 4.198%,  6/1/2032
a,c
13,377
J.P. Morgan Chase & Company
20,000
8.868%,  (TSFR3M +
3.562%), 5/1/2024
c,f
19,966
133,000 5.000%,  8/1/2024
c,f
132,566
100,000 4.600%,  2/1/2025
c,f
98,311
85,000 3.650%,  6/1/2026
c,f
80,728
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
15,000 5.000%,  8/15/2028
a
13,794
Jefferson Capital Holdings, LLC
11,000 6.000%,  8/15/2026
a
10,794
28,000 9.500%,  2/15/2029
a
28,662
Ladder Capital Finance Holdings,
LLLP/Ladder Capital Finance
Corporation
13,000 4.250%,  2/1/2027
a
12,163
23,000 4.750%,  6/15/2029
a
20,908
LD Holdings Group, LLC
10,000 6.125%,  4/1/2028
a,b
8,287
Lincoln National Corporation
100,000
7.938%,  (TSFR3M +
2.619%), 5/17/2024
c
80,020

Multidimensional Income Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (75.0%) Value
Financials (14.4%) - continued
M&T Bank Corporation
$ 113,000 3.500%,  9/1/2026
c,f
$ 86,672
Macquarie Airfinance Holdings,
Ltd.
27,000 6.400%,  3/26/2029
a
27,427
MetLife, Inc.
140,000 3.850%,  9/15/2025
c,f
134,568
72,000 5.875%,  3/15/2028
c,f
71,782
107,000 6.400%,  12/15/2036 109,564
Molina Healthcare, Inc.
39,000 4.375%,  6/15/2028
a
36,661
MPT Operating Partnership, LP/
MPT Finance Corporation
14,000 5.250%,  8/1/2026
b
12,816
31,000 4.625%,  8/1/2029 23,792
Nationstar Mortgage Holdings,
Inc.
37,000 6.000%,  1/15/2027
a
36,475
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
15,000 4.500%,  9/30/2028
a
12,838
Nippon Life Insurance Company
172,000 5.100%,  10/16/2044
a,c
170,841
OneMain Finance Corporation
43,000 3.500%,  1/15/2027 39,917
35,000 3.875%,  9/15/2028 31,223
Osaic Holdings, Inc.
8,000 10.750%,  8/1/2027
a
8,271
Panther Escrow Issuer, LLC
37,000 7.125%,  6/1/2031
a,d
37,618
Park Intermediate Holdings, LLC
20,000 4.875%,  5/15/2029
a
18,598
Pebblebrook Hotel Trust,
Convertible
36,000 1.750%,  12/15/2026 32,288
PNC Financial Services Group,
Inc.
95,000 3.400%,  9/15/2026
c,f
83,034
58,000 6.200%,  9/15/2027
c,f
57,849
103,000 6.250%,  3/15/2030
c,f
99,825
PRA Group, Inc.
7,000 7.375%,  9/1/2025
a
6,988
40,000 8.375%,  2/1/2028
a
39,808
Provident Financing Trust I
25,000 7.405%,  3/15/2038 27,467
Prudential Financial, Inc.
77,000 6.750%,  3/1/2053
c
80,094
41,000 6.500%,  3/15/2054
c
41,567
20,000 3.700%,  10/1/2050
c
17,482
QBE Insurance Group, Ltd.
40,000 5.875%,  5/12/2025
a,c,f
39,595
Quicken Loans, LLC
33,000 3.875%,  3/1/2031
a
28,750
Redwood Trust, Inc., Convertible
2,000 7.750%,  6/15/2027 1,915
Regions Financial Corporation
80,000 5.750%,  6/15/2025
c,f
78,810
RHP Hotel Properties, LP/RHP
Finance Corporation
27,000 7.250%,  7/15/2028
a
27,805
RLJ Lodging Trust, LP
19,000 3.750%,  7/1/2026
a
18,094
33,000 4.000%,  9/15/2029
a
29,090
Principal
Amount Long-Term Fixed Income (75.0%) Value
Financials (14.4%) - continued
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
$ 30,000 3.625%,  3/1/2029
a
$ 26,986
Service Properties Trust
13,000 7.500%,  9/15/2025 13,175
6,000 5.250%,  2/15/2026 5,804
16,000 8.625%,  11/15/2031
a
17,063
SLM Corporation
20,000 4.200%,  10/29/2025 19,517
Standard Chartered plc
35,000 6.000%,  7/26/2025
a,c,f
34,516
Starwood Property Trust, Inc.,
Convertible
16,000 6.750%,  7/15/2027
b
16,960
State Street Corporation
43,000 6.700%,  3/15/2029
c,f
43,633
Sumitomo Life Insurance Company
150,000 3.375%,  4/15/2081
a,c
129,795
Summit Hotel Properties, Inc.,
Convertible
15,000 1.500%,  2/15/2026 13,358
Synchrony Financial
13,000 7.250%,  2/2/2033 12,907
Toronto-Dominion Bank
55,000 8.125%,  10/31/2082
c
57,687
Truist Financial Corporation
150,000 5.100%,  3/1/2030
c,f
139,536
UBS Group AG
100,000 4.875%,  2/12/2027
a,c,f
91,822
United Wholesale Mortgage, LLC
11,000 5.500%,  11/15/2025
a
10,901
31,000 5.500%,  4/15/2029
a
29,320
USB Realty Corporation
78,000
6.723%,  (TSFR3M +
1.409%), 1/15/2027
a,c,f
60,032
Ventas Realty, LP, Convertible
20,000 3.750%,  6/1/2026
a
19,960
Vornado Realty, LP
10,000 3.400%,  6/1/2031 7,914
Wells Fargo & Company
162,000 3.900%,  3/15/2026
c,f
154,131
30,000
6.076%,  (TSFR3M +
0.762%), 1/15/2027
c
29,227
91,000 7.625%,  9/15/2028
c,f
97,252
Welltower OP, LLC, Convertible
30,000 2.750%,  5/15/2028
a
33,393
XHR, LP
19,000 6.375%,  8/15/2025
a
19,024
32,000 4.875%,  6/1/2029
a
29,628
Total 6,760,131
Mortgage-Backed Securities (11.3%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
714,745 5.500%,  7/1/2053 716,346
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
3,058,862 5.000%,  3/1/2053 2,985,084
814,023 4.500%,  8/1/2052 778,270

Multidimensional Income Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (75.0%) Value
Mortgage-Backed Securities (11.3%) -
continued
$ 836,860 4.500%,  9/1/2053 $ 798,154
Total 5,277,854
Technology (2.7%)
Akamai Technologies, Inc.,
Convertible
23,000 0.125%,  5/1/2025 27,129
6,000 0.375%,  9/1/2027 6,315
10,000 1.125%,  2/15/2029
a
10,255
AthenaHealth Group, Inc.
50,000 6.500%,  2/15/2030
a,b
45,731
Block, Inc., Convertible
5,000 0.125%,  3/1/2025
b
5,113
39,000 0.250%,  11/1/2027 32,507
Cloud Software Group, Inc.
71,000 6.500%,  3/31/2029
a
67,376
25,000 9.000%,  9/30/2029
a
23,978
CommScope, Inc.
20,000 7.125%,  7/1/2028
a
7,911
Consensus Cloud Solutions, Inc.
7,000 6.000%,  10/15/2026
a
6,653
CoreLogic, Inc.
8,000 4.500%,  5/1/2028
a
7,173
CSG Systems International, Inc.,
Convertible
19,000 3.875%,  9/15/2028
a
18,698
Dayforce, Inc., Convertible
9,000 0.250%,  3/15/2026 8,235
Euronet Worldwide, Inc.,
Convertible
15,000 0.750%,  3/15/2049
b
14,543
Gen Digital, Inc.
2,000 6.750%,  9/30/2027
a
2,029
16,000 7.125%,  9/30/2030
a
16,439
Global Payments, Inc., Convertible
37,000 1.500%,  3/1/2031
a
39,109
II-VI, Inc.
15,000 5.000%,  12/15/2029
a
14,128
InterDigital, Inc., Convertible
30,000 3.500%,  6/1/2027 43,009
Iron Mountain, Inc.
30,000 4.875%,  9/15/2027
a
29,005
15,000 5.000%,  7/15/2028
a
14,350
37,000 4.875%,  9/15/2029
a
34,713
30,000 5.250%,  7/15/2030
a
28,379
48,000 4.500%,  2/15/2031
a
43,307
Lumentum Holdings, Inc.,
Convertible
44,000 0.500%,  6/15/2028
b
33,958
10,000 1.500%,  12/15/2029
a
9,395
McAfee Corporation
13,000 7.375%,  2/15/2030
a
11,922
Microchip Technology, Inc.,
Convertible
36,000 0.125%,  11/15/2024
b
38,196
NCR Atleos Corporation
11,000 9.500%,  4/1/2029
a
11,766
Neptune Bidco US, Inc.
27,000 9.290%,  4/15/2029
a
25,530
Newfold Digital Holdings Group,
Inc.
8,000 11.750%,  10/15/2028
a
8,659
Principal
Amount Long-Term Fixed Income (75.0%) Value
Technology (2.7%) - continued
ON Semiconductor Corporation,
Convertible
$ 25,000 Zero Coupon,  5/1/2027 $ 36,713
2,000 0.500%,  3/1/2029 1,968
Open Text Corporation
65,000 4.125%,  2/15/2030
a
58,232
Pitney Bowes, Inc.
7,000 6.875%,  3/15/2027
a
6,392
Progress Software Corporation,
Convertible
9,000 1.000%,  4/15/2026 9,315
PTC, Inc.
10,000 3.625%,  2/15/2025
a
9,791
35,000 4.000%,  2/15/2028
a
32,710
RingCentral, Inc.
29,000 8.500%,  8/15/2030
a
30,152
Seagate HDD Cayman
18,000 8.500%,  7/15/2031
a
19,452
33,175 9.625%,  12/1/2032 37,796
Semtech Corporation, Convertible
14,000 1.625%,  11/1/2027
b
13,763
3,000 4.000%,  11/1/2028
a
4,567
Sensata Technologies, Inc.
43,000 3.750%,  2/15/2031
a
37,195
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
10,000 4.625%,  11/1/2026
a
9,668
SS&C Technologies, Inc.
37,000 5.500%,  9/30/2027
a
36,177
UKG, Inc.
28,000 6.875%,  2/1/2031
a
28,524
Verint Systems, Inc., Convertible
23,000 0.250%,  4/15/2026
b
21,563
Viavi Solutions, Inc.
32,000 3.750%,  10/1/2029
a
27,456
Viavi Solutions, Inc., Convertible
13,000 1.625%,  3/15/2026 12,610
Vishay Intertechnology, Inc.,
Convertible
35,000 2.250%,  9/15/2030
a
33,425
Western Digital Corporation,
Convertible
38,000 3.000%,  11/15/2028
a
55,689
Xerox Holdings Corporation
4,000 5.000%,  8/15/2025
a
3,947
19,000 5.500%,  8/15/2028
a
17,299
Ziff Davis, Inc., Convertible
27,000 1.750%,  11/1/2026 25,547
Total 1,255,462
Transportation (0.9%)
Air Transport Services Group, Inc.,
Convertible
16,000 3.875%,  8/15/2029
a,b
13,237
American Airlines Group, Inc.
12,000 3.750%,  3/1/2025
a
11,667
American Airlines, Inc.
19,000 8.500%,  5/15/2029
a
20,073
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
96,000 5.500%,  4/20/2026
a
95,346

Multidimensional Income Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (75.0%) Value
Transportation (0.9%) - continued
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
$ 19,000 5.375%,  3/1/2029
a
$ 17,708
Hawaiian Brand Intellectual
Property, Ltd.
21,000 5.750%,  1/20/2026
a
19,707
Hertz Corporation
16,000 4.625%,  12/1/2026
a
14,521
18,000 5.000%,  12/1/2029
a,b
13,910
Rand Parent, LLC
37,000 8.500%,  2/15/2030
a,b
36,640
RXO, Inc.
45,000 7.500%,  11/15/2027
a
46,181
Southwest Airlines Company,
Convertible
34,000 1.250%,  5/1/2025 34,408
Spirit Loyalty Cayman, Ltd.
9,000 8.000%,  9/20/2025
a
6,832
Stena International SA
22,000 7.250%,  1/15/2031
a
21,944
United Airlines, Inc.
44,000 4.375%,  4/15/2026
a
42,536
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
9,000 7.875%,  5/1/2027
a
7,609
45,000 6.375%,  2/1/2030
a,b
33,170
Total 435,489
U.S. Government & Agencies (17.4%)
U.S. Treasury Bonds
1,100,000 3.875%,  2/15/2043 1,016,856
U.S. Treasury Notes
900,000 4.750%,  7/31/2025 898,418
3,780,000 1.250%,  12/31/2026 3,470,217
2,740,000 1.375%,  11/15/2031 2,238,023
550,000 4.125%,  11/15/2032 546,240
Total 8,169,754
Utilities (3.1%)
Algonquin Power & Utilities
Corporation
65,000 4.750%,  1/18/2082
c
57,301
Alliant Energy Corporation,
Convertible
14,000 3.875%,  3/15/2026 13,769
American Water Capital
Corporation, Convertible
15,000 3.625%,  6/15/2026
a
14,647
Calpine Corporation
34,000 4.500%,  2/15/2028
a
32,248
CenterPoint Energy, Inc.,
Convertible
25,000 4.250%,  8/15/2026
a
24,763
CMS Energy Corporation,
Convertible
19,000 3.375%,  5/1/2028
a
18,686
Dominion Energy, Inc.
60,000 4.350%,  1/15/2027
c,f
56,170
Duke Energy Corporation
102,000 3.250%,  1/15/2082
c
90,641
51,000 4.875%,  9/16/2024
c,f
50,555
Duke Energy Corporation,
Convertible
42,000 4.125%,  4/15/2026
a
41,496
Principal
Amount Long-Term Fixed Income (75.0%) Value
Utilities (3.1%) - continued
Edison International
$ 43,000 7.875%,  6/15/2054
c
$ 44,175
170,000 5.000%,  12/15/2026
c,f
161,058
Evergy, Inc., Convertible
27,000 4.500%,  12/15/2027
a
27,446
FirstEnergy Corporation,
Convertible
43,000 4.000%,  5/1/2026
a
42,742
NextEra Energy Capital Holdings,
Inc.
55,000 3.800%,  3/15/2082
c
49,898
NextEra Energy Operating
Partners, LP
50,000 3.875%,  10/15/2026
a
46,631
NextEra Energy Partners, LP,
Convertible
8,000 Zero Coupon,  6/15/2024
a
7,880
32,000 Zero Coupon,  11/15/2025
a,b
28,400
NRG Energy, Inc.
86,000 10.250%,  3/15/2028
a,c,f
92,253
13,000 3.375%,  2/15/2029
a
11,550
15,000 5.250%,  6/15/2029
a
14,340
NRG Energy, Inc., Convertible
31,000 2.750%,  6/1/2048 51,290
PG&E Corporation
40,000 5.000%,  7/1/2028 38,522
PG&E Corporation, Convertible
36,000 4.250%,  12/1/2027
a
36,162
PPL Capital Funding, Inc.,
Convertible
26,000 2.875%,  3/15/2028 24,882
Sempra
95,000 4.125%,  4/1/2052
c
87,642
40,000 4.875%,  10/15/2025
c,f
39,138
Southern Company
64,000 3.750%,  9/15/2051
c
59,827
Southern Company, Convertible
45,000 3.875%,  12/15/2025 44,775
TerraForm Power Operating, LLC
50,000 5.000%,  1/31/2028
a
47,621
Vistra Operations Company, LLC
75,000 5.000%,  7/31/2027
a
72,624
Total 1,429,132
Total Long-Term Fixed Income
(cost $36,707,075) 35,129,702
Shares
Registered Investment
Companies ( 16 .7% ) Value
U.S. Affiliated  (7.2%)
419,632 Thrivent Core Emerging Markets
Debt Fund 3,382,232
Total 3,382,232
U.S. Unaffiliated  (9.5%)
60,900 Aberdeen Asia-Pacific Income
Fund, Inc. 170,520
17,956 AllianceBernstein Global High
Income Fund, Inc. 190,693
27,973 Allspring Income Opportunities
Fund 185,741
2,837 Barings Global Short Duration
High Yield Fund 40,569
4,847 BlackRock Core Bond Trust 52,348

Multidimensional Income Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies (16.7%) Value
U.S. Unaffiliated  (9.5%)- continued
19,924 BlackRock Corporate High Yield
Fund, Inc. $ 195,056
18,011 BlackRock Credit Allocation
Income Trust 192,537
1,950 BlackRock Debt Strategies Fund,
Inc. 21,567
1,000 BlackRock Enhanced Equity
Dividend Trust 8,250
18,551 BlackRock Enhanced Global
Dividend Trust 194,043
7,750 BlackRock Enhanced International
Dividend Trust 42,858
500 BlackRock Floating Rate Income
Strategies Fund, Inc. 6,460
3,433 BlackRock Income Trust, Inc. 40,853
6,661 BlackRock Multi-Sector Income
Trust 105,777
13,890 Blackstone Strategic Credit 2027
Term Fund 165,291
9,589 BNY Mellon High Yield Strategies
Fund 23,205
19,860 Eaton Vance Limited Duration
Income Fund 193,635
3,299 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 26,920
16,061 First Trust High Income Long/Short
Fund 191,608
4,358 Invesco Dynamic Credit
Opportunities Fund
h
45,911
5,948 iShares Preferred and Income
Securities ETF 191,704
7,123 New America High Income Fund,
Inc. 51,855
38,812 Nuveen Credit Strategies Income
Fund 216,183
4,568 Nuveen Floating Rate Income
Fund/Closed-End Fund 39,879
3,607 Nuveen Global High Income Fund 46,097
10,204 Nuveen Preferred Income
Opportunities Fund 73,367
16,331 PGIM Global High Yield Fund, Inc. 195,319
15,655 PGIM High Yield Bond Fund, Inc. 203,358
4,412 Pimco Dynamic Income Fund
b
85,107
1,173 Tri-Continental Corporation 36,128
8,600 Vanguard Short-Term Corporate
Bond ETF 664,866
5,500 Virtus Convertible & Income Fund 18,370
11,047 Virtus Dividend, Interest &
Premium Strategy Fund 141,181
1,375 Virtus Equity & Convertible Income
Fund 30,786
1,733 Voya Asia Pacific High Dividend
Equity Income Fund 10,970
27,718 Voya Global Equity Dividend &
Premium Opportunity Fund 146,905
46,579 Western Asset High Income
Opportunity Fund, Inc. 181,658
Total 4,427,575
Total Registered Investment
Companies (cost $8,844,663) 7,809,807
Shares Preferred Stock ( 5 .2% ) Value
Communications Services (0.7%)
10,950 AT&T, Inc., 4.750%
f
220,204
Shares Preferred Stock (5.2%) Value
Communications Services (0.7%) - continued
5,000 Telephone and Data Systems, Inc.,
6.000%
f
$ 79,950
Total 300,154
Energy (0.1%)
525 Energy Transfer, LP, 7.600%
c,f
13,282
1,415 Nustar Logistics, LP, 12.310%
c
35,545
56 UGI Corporation, Convertible,
7.250% 3,256
Total 52,083
Financials (3.9%)
3,750 Aegon Funding Corporation II,
5.100% 81,262
3,000 Allstate Corporation, 5.100%
f
67,320
730 Apollo Global Management, Inc.,
Convertible, 6.750% 46,537
8,150 Bank of America Corporation,
4.250%
f
161,370
40 Bank of America Corporation,
Convertible, 7.250%
f
47,750
4,250 Capital One Financial Corporation,
5.000%
f
86,955
3,100 Equitable Holdings, Inc., 5.250%
f
70,773
5,700 J.P. Morgan Chase & Company,
4.200%
f
114,912
5,450 J.P. Morgan Chase & Company,
4.750%
f
122,407
6,200 KeyCorp, 6.200%
c,f
142,042
5,475 Morgan Stanley, 4.250%
f
110,267
3,300 Morgan Stanley, 5.850%
c,f
82,467
3,200 Morgan Stanley, 7.125%
c,f
80,800
2,250 Public Storage, 3.950%
f
40,770
4,775 Public Storage, 4.125%
f
92,587
800 Public Storage, 4.625%
f
17,112
200 Public Storage, 4.700%
f
4,298
1,450 Regions Financial Corporation,
5.700%
c,f
34,220
250 Synovus Financial Corporation,
5.875%
c,f
6,160
5,500 U.S. Bancorp, 4.000%
f
103,675
6,750 Wells Fargo & Company, 4.250%
f
131,558
5,000 Wells Fargo & Company, 4.750%
f
108,500
65 Wells Fargo & Company,
Convertible, 7.500%
f
79,258
Total 1,833,000
Utilities (0.5%)
6,775 CMS Energy Corporation, 4.200%
f
137,803
841 NextEra Energy, Inc., Convertible,
6.926%
b
32,740
3,450 Southern Company, 4.950% 79,316
Total 249,859
Total Preferred Stock
(cost $2,797,166) 2,435,096
Shares
Collateral Held for Securities
Loaned ( 3 .5% ) Value
1,638,128 Thrivent Cash Management Trust 1,638,128
Total Collateral Held for
Securities Loaned
(cost $1,638,128) 1,638,128

Multidimensional Income Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 0 .3% ) Value
Communications Services (<0.1%)
184 Tripadvisor, Inc.
i
$ 5,113
31 Windstream Services, LLC
i
295
Total 5,408
Consumer Discretionary (0.1%)
231 Bloomin' Brands, Inc. 6,625
6 Booking Holdings, Inc. 21,767
91 Ford Motor Company 1,209
Total 29,601
Energy (0.1%)
155 Permian Resources Corporation 2,737
68 Pioneer Natural Resources
Company 17,850
Total 20,587
Financials (0.1%)
1,044 AGNC Investment Corporation 10,336
589 Annaly Capital Management, Inc. 11,597
1,200 Apollo Commercial Real Estate
Finance, Inc. 13,368
16 Block, Inc.
i
1,353
1,700 Chimera Investment Corporation 7,837
1,944 Rithm Capital Corporation 21,695
Total 66,186
Health Care (<0.1%)
109 Varex Imaging Corporation
i
1,973
Total 1,973
Information Technology (<0.1%)
42 RingCentral, Inc.
i
1,459
Total 1,459
Real Estate (<0.1%)
83 Kite Realty Group Trust 1,800
Total 1,800
Total Common Stock
(cost $113,673) 127,014
Shares or
Principal
Amount Short-Term Investments ( 2 .1% ) Value
Thrivent Core Short-Term Reserve
Fund
90,214 5.590% 902,136
U.S. Treasury Bills
100,000 5.207%, 4/11/2024
j,k
99,854
Total Short-Term Investments
(cost $1,001,894) 1,001,990
Total Investments (cost
$51,102,599) 102.8% $ 48,141,737
Other Assets and Liabilities, Net
(2.8%) (1,299,783)
Total Net Assets 100.0% $ 46,841,954
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of March 28, 2024, the value of these investments was $12,720,258 or 27.2% of
total net assets.
b All or a portion of the security is on loan.
c Denotes variable rate securities. The rate shown is as of
March 28, 2024. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of March 28, 2024.
f Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
g Defaulted security.  Interest is not being accrued.
h Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
i Non-income producing security.
j The interest rate shown reflects the yield.
k All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Multidimensional Income Portfolio as of March 28, 2024
was $6,160 or 0.01% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of March 28, 2024.
Security
Acquisition
Date Cost
Credit Suisse Group AG,
12/29/2049 5/9/2018 $ 60,178
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Multidimensional Income
Portfolio as of March 28, 2024:
Securities Lending Transactions
Long-Term Fixed Income $ 1,534,689
Common Stock 44,647
Total lending $1,579,336
Gross amount payable upon return of
collateral for securities loaned $1,638,128
Net amounts due to counterparty $58,792
Definitions:
ETF - Exchange Traded Fund
PIK - Payment-In-Kind
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series

Multidimensional Income Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Rate Index:
TSFR3M - CME Term SOFR 3 Month
Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 28, 2024, in valuing Multidimensional Income Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Basic Materials 844,985 – 844,985 –
Capital Goods 1,694,262 – 1,694,262 –
Collateralized Mortgage Obligations 42,568 – 42,568 –
Communications Services 2,158,542 – 2,158,542 –
Consumer Cyclical 2,633,425 – 2,633,425 –
Consumer Non-Cyclical 1,705,805 – 1,705,805 –
Energy 2,722,293 – 2,722,293 –
Financials 6,760,131 – 6,760,131 –
Mortgage-Backed Securities 5,277,854 – 5,277,854 –
Technology 1,255,462 – 1,255,462 –
Transportation 435,489 – 435,489 –
U.S. Government & Agencies 8,169,754 – 8,169,754 –
Utilities 1,429,132 – 1,429,132 –
Registered Investment Companies
U.S. Unaffiliated 4,427,575 4,381,664 – 45,911
Preferred Stock
Communications Services 300,154 – 300,154 –
Energy 52,083 48,827 3,256 –
Financials 1,833,000 954,166 878,834 –
Utilities 249,859 249,859 – –
Common Stock
Communications Services 5,408 5,113 295 –
Consumer Discretionary 29,601 29,601 – –
Energy 20,587 20,587 – –
Financials 66,186 66,186 – –
Health Care 1,973 1,973 – –
Information Technology 1,459 1,459 – –
Real Estate 1,800 1,800 – –
Short-Term Investments 99,854 – 99,854 –
Subtotal Investments in Securities $ 42,219,241 $ 5,761,235 $ 36,412,095 $ 45,911
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 3,382,232
Affiliated Short-Term Investments 902,136
Collateral Held for Securities Loaned 1,638,128
Subtotal Other Investments $ 5,922,496
Total Investments at Value $ 48,141,737
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of March 28, 2024, in valuing Multidimensional Income Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Credit Default Swaps 2,668 – 2,668 –
Total Liability Derivatives $ 2,668 $ – $ 2,668 $ –

Multidimensional Income Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table presents Multidimensional Income Portfolio's swaps contracts held as of March 28, 2024. Investments totaling $99,854 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 42, 5 Year, at 5.00%, Quarterly Buy 6/20/2029 $ 970,000 $ – ( $ 2,668 ) ( $ 2,668 )
Total Credit Default Swaps $ – ( $ 2,668 ) ( $ 2,668 )
1 As the buyer of protection, Multidimensional Income Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Multidimensional Income Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Multidimensional Income Portfolio could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Multidimensional Income
Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
3/28/2024
Shares Held at
3/28/2024
% of Net
Assets
3/28/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $ 3,852 $ 53 $ 550 $ 3,382 420 7.2%
Total U.S. Affiliated Registered Investment
Companies 3,852 3,382 7.2
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.590% 465 5,804 5,367 902 90 1.9
Total Affiliated Short-Term Investments 465 902 1.9
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 1,257 8,395 8,014 1,638 1,638 3.5
Total Collateral Held for Securities Loaned 1,257 1,638 3.5
Total Value $ 5,574 $ 5,922
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 3/28/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($133) $160 $ – $ 53
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.590% – – – 12
Total Income/Non Cash Income from Affiliated
Investments $ 65
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 3
Total Affiliated Income from Securities Loaned, Net $ 3
Total Value ($133) $160 $ –

Opportunity Income Plus Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 85 .1% ) Value
Asset-Backed Securities (9.7%)
510 Asset Backed Trust
$ 200,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
a,b
$ 184,627
154,874
2.116%,  6/25/2061, Ser.
2021-NPL2, Class A1
a,b
150,313
275,000
4.090%,  6/25/2061, Ser.
2021-NPL2, Class A2
a,b
269,733
720 East CLO I, Ltd.
300,000
9.568%,  (TSFR3M +
4.250%), 1/20/2036, Ser.
2022-1A, Class C
a,c
302,954
Affirm Asset Securitization Trust
350,000
4.300%,  5/17/2027, Ser.
2022-A, Class 1A
a
347,756
300,000
6.610%,  1/18/2028, Ser.
2023-A, Class A
a
301,813
200,000
5.610%,  2/15/2029, Ser.
2024-A, Class A
a
199,525
Anchorage Capital CLO 16, Ltd.
450,000
7.971%,  (TSFR3M +
2.662%), 1/19/2035, Ser.
2020-16A, Class CR
a,c
448,755
Anchorage Capital CLO 21, Ltd.
400,000
7.979%,  (TSFR3M +
2.662%), 10/20/2034, Ser.
2021-21A, Class C
a,c
399,146
Ares XL CLO, Ltd.
325,000
8.376%,  (TSFR3M +
3.062%), 1/15/2029, Ser.
2016-40A, Class CRR
a,c
324,456
Barings CLO, Ltd.
350,000
8.729%,  (TSFR3M +
3.412%), 1/20/2032, Ser.
2016-2A, Class DR2
a,c
350,077
Business Jet Securities, LLC
335,101
4.455%,  6/15/2037, Ser.
2022-1A, Class A
a
322,776
CarVal CLO, Ltd.
300,000
9.018%,  (TSFR3M +
3.700%), 4/21/2034, Ser.
2022-1A, Class D
a,c
300,074
College Avenue Student Loans,
LLC
65,028
7.094%,  (TSFR1M +
1.764%), 11/26/2046, Ser.
2017-A, Class A1
a,c
65,567
Dryden 36 Senior Loan Fund
275,000
7.626%,  (TSFR3M +
2.312%), 4/15/2029, Ser.
2014-36A, Class CR3
a,c
274,984
Education Funding Trust
180,504
2.790%,  7/25/2041, Ser.
2020-A, Class A
a
161,200
FirstKey Homes Trust
700,000
1.968%,  10/19/2037, Ser.
2020-SFR2, Class D
a
652,985
FRTKL Trust
200,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
a
181,730
GMAC Mortgage Corporation
Loan Trust
20,950
5.944%,  (TSFR1M +
0.614%), 8/25/2035, Ser.
2005-HE1, Class A2
c,d
11,405
Principal
Amount Long-Term Fixed Income (85.1%) Value
Asset-Backed Securities (9.7%) - continued
GSAA Home Equity Trust
$ 76,740
4.480%,  8/25/2034, Ser.
2004-10, Class M2
c
$ 68,817
Home Equity Asset Trust
361,939
6.764%,  (TSFR1M +
1.434%), 8/25/2033, Ser.
2003-2, Class M1
c
347,936
Long Beach Mortgage Loan Trust
303,964
6.944%,  (TSFR1M +
1.614%), 9/25/2034, Ser.
2004-5, Class M3
c
306,678
Longfellow Place CLO, Ltd.
193,926
7.876%,  (TSFR3M +
2.562%), 4/15/2029, Ser.
2013-1A, Class CR3
a,c
193,900
Madison Park Funding XVIII, Ltd.
550,000
7.479%,  (TSFR3M +
2.162%), 10/21/2030, Ser.
2015-18A, Class CRR
a,c
549,796
MetroNet Infrastructure Issuer, LLC
200,000
6.230%,  4/20/2054, Ser.
2024-1A, Class A2
a
200,160
Neuberger Berman CLO, Ltd.
425,000
8.576%,  (TSFR3M +
3.262%), 10/15/2029, Ser.
2013-15A, Class DR2
a,c
422,267
Pagaya AI Debt Trust
155,668
7.556%,  7/15/2030, Ser.
2023-1, Class A
a
156,383
Pagaya AI Technology in Housing
Trust
250,000
4.250%,  8/25/2025, Ser.
2022-1, Class A
a
243,449
300,000
4.250%,  8/25/2025, Ser.
2022-1, Class B
a
290,008
Preston Ridge Partners Mortgage
Trust, LLC
350,000
3.474%,  7/25/2026, Ser.
2021-6, Class A2
a,b
333,292
Pretium Mortgage Credit Partners,
LLC
225,000
5.438%,  1/25/2052, Ser.
2022-NPL1, Class A2
a,b
208,168
300,000
7.143%,  3/25/2054, Ser.
2024-RN1, Class A1
a,b,e
300,000
225,000
3.844%,  6/27/2060, Ser.
2021-NPL2, Class A2
a,b
203,218
250,000
3.721%,  7/25/2051, Ser.
2021-NPL3, Class A2
a,b
228,794
172,572
2.487%,  10/25/2051, Ser.
2021-NPL5, Class A1
a,b
168,887
Progress Residential Trust
350,000
3.600%,  4/17/2039, Ser.
2022-SFR3, Class B
a
330,873
RCO VII Mortgage, LLC
191,973
7.021%,  1/25/2029, Ser.
2024-1, Class A1
a,b
191,399
Renaissance Home Equity Loan
Trust
216,611
5.797%,  8/25/2036, Ser.
2006-2, Class AF3
b
83,549
Saxon Asset Securities Trust
120,405
3.243%,  8/25/2035, Ser.
2004-2, Class MF2
c
100,682

Opportunity Income Plus Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (85.1%) Value
Asset-Backed Securities (9.7%) - continued
Sculptor CLO, Ltd.
$ 425,000
7.979%,  (TSFR3M +
2.662%), 1/20/2035, Ser. 28A,
Class C
a,c
$ 422,419
Shackleton CLO, Ltd.
250,000
7.779%,  (TSFR3M +
2.462%), 10/20/2034, Ser.
2021-16A, Class C
a,c
249,202
Silver Point CLO 2, Ltd.
200,000
8.018%,  (TSFR3M +
2.700%), 4/20/2035, Ser.
2023-2A, Class A2
a,c
200,995
Sound Point CLO, Ltd.
450,000
7.829%,  (TSFR3M +
2.512%), 1/20/2032, Ser.
2019-1A, Class CR
a,c
445,059
Stanwich Mortgage Loan
Company, LLC
323,685
2.735%,  10/16/2026, Ser.
2021-NPB1, Class A1
a,b
313,647
Stratus CLO, Ltd.
450,000
8.079%,  (TSFR3M +
2.762%), 12/29/2029, Ser.
2021-1A, Class D
a,c
450,011
Stratus Static CLO, Ltd.
250,000
7.218%,  (TSFR3M +
1.900%), 10/20/2031, Ser.
2022-3A, Class BR
a,c
249,984
Unlock HEA Trust
289,176
7.000%,  10/25/2038, Ser.
2023-1, Class A
a
283,678
VCAT Asset Securitization, LLC
101,618
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
a,b
101,421
Vericrest Opportunity Loan
Transferee
354,240
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
a,b
316,885
404,969
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
a,b
360,901
451,810
4.826%,  4/25/2051, Ser.
2021-NPL6, Class A2
a,b
392,250
200,825
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
a,b
178,838
325,000
4.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
a,b
279,210
250,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
a,b
211,707
Whitebox CLO III, Ltd.
450,000
7.776%,  (TSFR3M +
2.462%), 10/15/2034, Ser.
2021-3A, Class C
a,c
449,434
Whitebox CLO IV, Ltd.
450,000
7.918%,  (TSFR3M +
2.600%), 4/20/2036, Ser.
2023-4A, Class B
a,c
454,766
Wind River CLO, Ltd.
200,000
7.579%,  (TSFR3M +
2.262%), 7/20/2030, Ser.
2013-1A, Class BRR
a,c
199,997
Total 15,738,536
Principal
Amount Long-Term Fixed Income (85.1%) Value
Basic Materials (1.9%)
Anglo American Capital plc
$ 63,000 3.875%,  3/16/2029
a
$ 58,939
ATI, Inc.
89,000 7.250%,  8/15/2030 91,992
ATI, Inc., Convertible
24,000 3.500%,  6/15/2025 79,548
Baffinland Iron Mines Corporation/
Baffinland Iron Mines, LP
16,000 8.750%,  7/15/2026
a
14,757
Cascades, Inc./Cascades USA,
Inc.
91,000 5.125%,  1/15/2026
a
89,198
Chemours Company
169,000 5.750%,  11/15/2028
a
155,835
Cleveland-Cliffs, Inc.
70,000 5.875%,  6/1/2027 69,876
110,000 4.625%,  3/1/2029
a
102,542
Consolidated Energy Finance SA
221,000 5.625%,  10/15/2028
a
185,472
Ecolab, Inc.
58,000 2.125%,  2/1/2032 48,169
EIDP, Inc.
51,000 4.500%,  5/15/2026 50,413
First Quantum Minerals, Ltd.
203,000 6.875%,  10/15/2027
a
194,629
FMC Corporation
44,000 5.150%,  5/18/2026 43,721
Glencore Funding, LLC
36,000 5.893%,  4/4/2054
a,f
36,472
63,000 4.000%,  3/27/2027
a
60,901
69,000 6.125%,  10/6/2028
a
71,302
Hecla Mining Company
45,000 7.250%,  2/15/2028 45,049
Hudbay Minerals, Inc.
135,000 4.500%,  4/1/2026
a
130,766
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
106,000 9.000%,  7/1/2028
a
104,569
Innophos Holdings, Inc.
39,000 9.375%,  2/15/2028
a
32,529
International Flavors & Fragrances,
Inc.
75,000 1.230%,  10/1/2025
a
70,200
Mercer International, Inc.
47,000 5.125%,  2/1/2029 41,312
Mineral Resources, Ltd.
25,000 9.250%,  10/1/2028
a
26,330
Mosaic Company
56,000 5.375%,  11/15/2028 56,673
Newmont Corporation/Newcrest
Finance, Pty. Ltd.
50,000 5.350%,  3/15/2034
a
50,319
Novelis Corporation
75,000 3.250%,  11/15/2026
a
69,883
40,000 4.750%,  1/30/2030
a
36,905
50,000 3.875%,  8/15/2031
a
42,950
Nutrien, Ltd.
84,000 4.000%,  12/15/2026 81,434
Olin Corporation
176,000 5.125%,  9/15/2027 171,930
Peabody Energy Corporation,
Convertible
31,000 3.250%,  3/1/2028
g
43,725

Opportunity Income Plus Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (85.1%) Value
Basic Materials (1.9%) - continued
SCIL IV, LLC/SCIL USA Holdings,
LLC
$ 82,000 5.375%,  11/1/2026
a
$ 79,583
Smurfit Kappa Treasury, ULC
56,000 5.777%,  4/3/2054
a,f
56,644
SNF Group SACA
134,000 3.375%,  3/15/2030
a
115,992
SunCoke Energy, Inc.
154,000 4.875%,  6/30/2029
a
139,432
Taseko Mines, Ltd.
142,000 7.000%,  2/15/2026
a,g
142,581
Tronox, Inc.
41,000 4.625%,  3/15/2029
a
36,774
Unifrax Escrow Issuer Corporation
119,000 5.250%,  9/30/2028
a
76,741
United States Steel Corporation
113,000 6.875%,  3/1/2029 114,084
Westlake Corporation
42,000 3.600%,  8/15/2026 40,363
Total 3,160,534
Capital Goods (3.8%)
AAR Escrow Issuer, LLC
94,000 6.750%,  3/15/2029
a
94,723
Advanced Drainage Systems, Inc.
94,000 6.375%,  6/15/2030
a
94,486
Amcor Finance USA, Inc.
38,000 5.625%,  5/26/2033 39,022
ARD Finance SA
48,000 6.500%,  6/30/2027
a
16,063
Ardagh Packaging Finance plc/
Ardagh Holdings USA, Inc.
35,000 5.250%,  8/15/2027
a,g
22,050
109,000 5.250%,  8/15/2027
a,g
68,670
Boeing Company
104,000 5.930%,  5/1/2060 97,504
163,000 2.196%,  2/4/2026 152,600
63,000 3.250%,  3/1/2028 57,747
76,000 5.150%,  5/1/2030 73,531
Bombardier, Inc.
134,000 7.875%,  4/15/2027
a
134,094
60,000 6.000%,  2/15/2028
a
59,020
Brand Industrial Services, Inc.
68,000 10.375%,  8/1/2030
a
73,621
Builders FirstSource, Inc.
80,000 5.000%,  3/1/2030
a
76,335
Canpack SA/Canpack US, LLC
165,000 3.875%,  11/15/2029
a
146,017
Carrier Global Corporation
85,000 2.722%,  2/15/2030 75,167
Chart Industries, Inc.
143,000 7.500%,  1/1/2030
a
148,498
Chart Industries, Inc., Convertible
20,000 1.000%,  11/15/2024 56,138
Clydesdale Acquisition Holdings,
Inc.
21,000 6.625%,  4/15/2029
a
20,983
41,000 8.750%,  4/15/2030
a
40,284
Cornerstone Building Brands, Inc.
105,000 6.125%,  1/15/2029
a
93,592
Covanta Holding Corporation
86,000 4.875%,  12/1/2029
a
77,078
Principal
Amount Long-Term Fixed Income (85.1%) Value
Capital Goods (3.8%) - continued
CP Atlas Buyer, Inc.
$ 135,000 7.000%,  12/1/2028
a,g
$ 126,698
Crown Cork & Seal Company, Inc.
123,000 7.375%,  12/15/2026 129,041
Fluor Corporation, Convertible
75,000 1.125%,  8/15/2029
a
84,337
GFL Environmental, Inc.
83,000 4.000%,  8/1/2028
a
76,499
135,000 3.500%,  9/1/2028
a
123,659
Greenbrier Companies, Inc.,
Convertible
44,000 2.875%,  4/15/2028
g
48,765
H&E Equipment Services, Inc.
230,000 3.875%,  12/15/2028
a
210,561
Honeywell International, Inc.
69,000 5.250%,  3/1/2054 69,622
Howmet Aerospace, Inc.
59,000 6.750%,  1/15/2028 61,662
Huntington Ingalls Industries, Inc.
63,000 4.200%,  5/1/2030 59,056
Ingersoll Rand, Inc.
19,000 5.700%,  8/14/2033 19,491
John Deere Capital Corporation
47,000 4.500%,  1/16/2029 46,535
37,000 4.700%,  6/10/2030 36,796
42,000 3.900%,  6/7/2032 39,439
16,000 5.150%,  9/8/2033 16,341
L3Harris Technologies, Inc.
31,000 5.400%,  1/15/2027 31,221
Lockheed Martin Corporation
42,000 5.200%,  2/15/2064 41,529
Mauser Packaging Solutions
Holding Company
82,000 9.250%,  4/15/2027
a,g
81,347
Miter Brands Acquisition Holdco,
Inc./MIWD Borrower, LLC
23,000 6.750%,  4/1/2032
a
23,079
MIWD Holdco II, LLC
75,000 5.500%,  2/1/2030
a
69,023
Mueller Water Products, Inc.
80,000 4.000%,  6/15/2029
a
72,563
Nesco Holdings II, Inc.
145,000 5.500%,  4/15/2029
a
137,185
New Enterprise Stone and Lime
Company, Inc.
146,000 5.250%,  7/15/2028
a
139,867
Northrop Grumman Corporation
65,000 5.200%,  6/1/2054 63,304
21,000 4.700%,  3/15/2033 20,501
OI European Group BV
154,000 4.750%,  2/15/2030
a
141,787
Otis Worldwide Corporation
71,000 2.056%,  4/5/2025 68,650
Owens-Brockway Glass Container,
Inc.
73,000 6.625%,  5/13/2027
a
73,041
Pactiv Evergreen Group
100,000 4.375%,  10/15/2028
a
93,287
Parker-Hannifin Corporation
35,000 4.250%,  9/15/2027 34,321
Patrick Industries, Inc., Convertible
24,000 1.750%,  12/1/2028 30,983

Opportunity Income Plus Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (85.1%) Value
Capital Goods (3.8%) - continued
PGT Innovations, Inc.
$ 136,000 4.375%,  10/1/2029
a
$ 138,098
Republic Services, Inc.
42,000 3.950%,  5/15/2028 40,613
38,000 5.000%,  12/15/2033 37,741
Roller Bearing Company of
America, Inc.
109,000 4.375%,  10/15/2029
a
99,803
Rolls-Royce plc
59,000 5.750%,  10/15/2027
a
59,161
RTX Corporation
44,000 5.750%,  1/15/2029 45,528
Sealed Air Corporation
119,000 6.125%,  2/1/2028
a
119,247
Smyrna Ready Mix Concrete, LLC
114,000 8.875%,  11/15/2031
a
121,854
Spirit AeroSystems, Inc.
122,000 9.750%,  11/15/2030
a
136,465
SRM Escrow Issuer, LLC
71,000 6.000%,  11/1/2028
a
69,392
Summit Materials, LLC/Summit
Materials Finance Corporation
33,000 7.250%,  1/15/2031
a
34,300
Textron, Inc.
63,000 3.650%,  3/15/2027 60,457
Titan Acquisition, Ltd./Titan Co-
Borrower, LLC
45,000 7.750%,  4/15/2026
a,g
44,946
TransDigm, Inc.
193,000 5.500%,  11/15/2027 188,899
138,000 7.125%,  12/1/2031
a
142,217
109,000 6.625%,  3/1/2032
a
110,122
Triumph Group, Inc.
110,000 9.000%,  3/15/2028
a
115,966
Trivium Packaging Finance
61,000 5.500%,  8/15/2026
a
60,145
50,000 8.500%,  8/15/2027
a
49,376
United Rentals North America, Inc.
162,000 4.875%,  1/15/2028 157,651
100,000 4.000%,  7/15/2030 91,006
Veralto Corporation
35,000 5.350%,  9/18/2028
a
35,454
Waste Connections, Inc.
23,000 3.200%,  6/1/2032 20,276
Waste Management, Inc.
31,000 4.875%,  2/15/2029 31,290
Waste Pro USA, Inc.
55,000 5.500%,  2/15/2026
a
54,168
WESCO Distribution, Inc.
78,000 7.250%,  6/15/2028
a
79,633
39,000 6.375%,  3/15/2029
a
39,401
27,000 6.625%,  3/15/2032
a
27,437
Total 6,198,059
Collateralized Mortgage Obligations (8.8%)
A&D Mortgage Trust
184,938
6.733%,  7/25/2068, Ser.
2023-NQM3, Class A1
a,b
185,307
Angel Oak Mortgage Trust
198,158
5.985%,  1/25/2069, Ser.
2024-2, Class A1
a,b
197,461
Principal
Amount Long-Term Fixed Income (85.1%) Value
Collateralized Mortgage Obligations (8.8%) -
continued
Arroyo Mortgage Trust
$ 500,000
3.269%,  12/25/2056, Ser.
2022-1, Class A1B
a,b
$ 444,401
Banc of America Alternative Loan
Trust
85,321
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 73,145
Banc of America Mortgage
Securities Trust
71,360
5.236%,  9/25/2035, Ser.
2005-H, Class 3A1
c
65,322
Bear Stearns Adjustable Rate
Mortgage Trust
83,231
4.746%,  1/25/2034, Ser.
2003-8, Class 5A
c
70,603
22,002
7.670%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
c
20,404
CAFL Issuer, LLC
300,000
2.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
a,b
287,803
ChaseFlex Trust
153,428
6.500%,  2/25/2035, Ser.
2005-1, Class 1A5 119,542
CHL Mortgage Pass-Through Trust
37,252
5.770%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
c
35,779
68,229
6.000%,  4/25/2037, Ser.
2007-3, Class A18 32,709
CHNGE Mortgage Trust
231,101
3.757%,  3/25/2067, Ser.
2022-2, Class A1
a,c
216,557
236,814
5.000%,  5/25/2067, Ser.
2022-3, Class A1
a,c
230,615
247,813
6.525%,  6/25/2058, Ser.
2023-2, Class A1
a,b
246,140
497,900
5.820%,  6/25/2067, Ser.
2022-NQM1, Class A3
a,b
489,273
297,498
6.000%,  10/25/2057, Ser.
2022-4, Class A1
a,b
293,318
Citigroup Mortgage Loan Trust,
Inc.
184,697
5.500%,  8/25/2034, Ser.
2004-NCM2, Class 1CB1 174,112
280,692
5.213%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
c
241,544
Countrywide Alternative Loan Trust
74,524
5.000%,  3/25/2035, Ser.
2005-3CB, Class 1A1 59,838
113,374
5.500%,  5/25/2035, Ser.
2005-J3, Class 1A5 90,694
45,162
5.500%,  10/25/2035, Ser.
2005-46CB, Class A8 32,314
29,251
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 22,561
Countrywide Home Loan
Mortgage Pass Through Trust
75,036
4.698%,  11/25/2035, Ser.
2005-22, Class 2A1
c
59,938
Credit Suisse Mortgage Trust
222,070
6.567%,  8/25/2067, Ser.
2022-ATH3, Class A3
a,c
218,599

Opportunity Income Plus Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (85.1%) Value
Collateralized Mortgage Obligations (8.8%) -
continued
$ 212,119
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
a,c
$ 178,506
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
105,049
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 92,602
Federal Home Loan Mortgage
Corporation
326,826
3.500%,  8/15/2035, Ser.
345, Class C8
h
33,123
Federal Home Loan Mortgage
Corporation - REMIC
110,177
4.000%,  1/25/2051, Ser.
5249, Class LA 105,300
328,046
Zero Coupon,  9/25/2053,
Ser. 5334, Class BO 259,561
3,316,795
1.500%,  12/25/2050, Ser.
5107, Class IO
h
270,203
133,636
3.000%,  5/15/2027, Ser.
4046, Class GI
h
3,560
138,711
3.000%,  7/15/2027, Ser.
4084, Class NI
h
4,397
258,705
3.500%,  10/15/2032, Ser.
4119, Class KI
h
23,247
262,348
3.000%,  4/15/2033, Ser.
4203, Class DI
h
12,216
Federal National Mortgage
Association - REMIC
166,055
4.500%,  6/25/2052, Ser.
2022-43, Class MA 162,283
317,889
4.000%,  7/25/2052, Ser.
2022-37, Class PE 303,341
103,759
3.000%,  7/25/2027, Ser.
2012-73, Class DI
h
2,908
161,983
3.000%,  7/25/2027, Ser.
2012-74, Class AI
h
4,634
199,902
3.000%,  8/25/2027, Ser.
2012-95, Class HI
h
4,189
415,952
3.000%,  11/25/2027, Ser.
2012-121, Class BI
h
14,037
222,920
3.000%,  12/25/2027, Ser.
2012-139, Class DI
h
6,945
99,139
2.500%,  1/25/2028, Ser.
2012-152, Class AI
h
2,966
299,854
3.000%,  1/25/2028, Ser.
2012-147, Class EI
h
8,454
334,993
3.000%,  3/25/2028, Ser.
2013-18, Class IL
h
8,718
210,323
2.500%,  6/25/2028, Ser.
2013-87, Class IW
h
7,117
169,710
3.000%,  11/25/2031, Ser.
2013-69, Class IO
h
3,377
246,985
3.000%,  2/25/2033, Ser.
2013-1, Class YI
h
20,117
209,268
4.500%,  1/25/2046, Ser.
2022-68, Class BA 204,143
First Horizon Alternative Mortgage
Securities Trust
26,711
6.443%,  7/25/2035, Ser.
2005-AA5, Class 2A1
c
23,989
Flagstar Mortgage Trust
270,986
3.000%,  3/25/2050, Ser.
2020-1INV, Class A3
a,c
228,897
Principal
Amount Long-Term Fixed Income (85.1%) Value
Collateralized Mortgage Obligations (8.8%) -
continued
$ 527,815
2.500%,  8/25/2051, Ser.
2021-6INV, Class A4
a,c
$ 422,871
218,898
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
a,c
191,478
GCAT Trust
195,991
6.500%,  1/25/2054, Ser.
2024-INV1, Class 2A2
a,c
197,661
194,264
4.250%,  5/25/2067, Ser.
2023-NQM4, Class A2
a,c
179,330
367,303
5.730%,  8/25/2067, Ser.
2022-NQM4, Class A3
a,b
364,018
GMAC Mortgage Corporation
Loan Trust
28,116
3.725%,  5/25/2035, Ser.
2005-AR2, Class 4A
c
22,989
845
4.055%,  9/19/2035, Ser.
2005-AR5, Class 5A1
c
726
GS Mortgage-Backed Securities
Trust
234,514
5.500%,  10/27/2053, Ser.
2023-PJ3, Class A16
a,c
230,776
Home RE, Ltd.
350,000
9.920%,  (SOFR30A +
4.600%), 10/25/2033, Ser.
2023-1, Class M1B
a,c
363,275
200,000
8.820%,  (SOFR30A +
3.500%), 10/25/2034, Ser.
2022-1, Class M1B
a,c
204,406
IndyMac IMJA Mortgage Loan
Trust
81,416
6.250%,  11/25/2037, Ser.
2007-A3, Class A1 35,648
IndyMac INDA Mortgage Loan
Trust
464,944
3.600%,  8/25/2036, Ser.
2006-AR1, Class A1
c
358,176
J.P. Morgan Mortgage Trust
197,803
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
a,c
163,038
350,431
5.000%,  10/25/2053, Ser.
2023-3, Class A4A
a,c
341,314
34,997
6.500%,  1/25/2035, Ser.
2005-S1, Class 1A2 34,886
32,811
5.547%,  7/25/2035, Ser.
2007-A1, Class 2A1
c
30,811
LHOME Mortgage Trust
190,781
2.363%,  9/25/2026, Ser.
2021-RTL3, Class A1
a,b
187,964
200,000
7.628%,  11/25/2028, Ser.
2023-RTL4, Class A1
a,b
202,404
200,000
7.017%,  1/25/2029, Ser.
2024-RTL1, Class A1
a,b
200,724
MASTR Alternative Loans Trust
33,575
5.000%,  3/25/2055, Ser.
2004-10, Class 3A1 26,931
Merrill Lynch Alternative Note
Asset Trust
165,473
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 60,600
MFRA Trust
200,000
7.093%,  2/25/2029, Ser.
2024-RTL1, Class A1
a,b
200,063

Opportunity Income Plus Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (85.1%) Value
Collateralized Mortgage Obligations (8.8%) -
continued
MortgageIT Trust
$ 485,661
5.904%,  (TSFR1M +
0.574%), 6/25/2047, Ser.
2007-1, Class 1A1
c
$ 397,751
NYMT Loan Trust
200,000
7.154%,  2/25/2029, Ser.
2024-BPL1, Class A1
a,b
198,159
Preston Ridge Partners Mortgage
Trust, LLC
246,440
4.000%,  1/25/2054, Ser.
2024-RCF1, Class A1
a,b
235,162
Pretium Mortgage Credit Partners,
LLC
196,491
7.021%,  2/25/2054, Ser.
2024-NPL2, Class A1
a,b
195,830
PRKCM Trust
86,688
7.087%,  6/25/2058, Ser.
2023-AFC2, Class A3
a
86,517
191,062
7.627%,  11/25/2058, Ser.
2023-AFC4, Class A2
a,b
195,025
Residential Accredit Loans, Inc.
Trust
117,460
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 99,349
50,768
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 38,604
57,566
6.250%,  4/25/2037, Ser.
2007-QS6, Class A6 45,954
ROC Securities Trust Series
386,896
3.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
a,c
384,699
Saluda Grade Alternative
Mortgage Trust
200,000
7.762%,  4/25/2030, Ser.
2024-RTL5, Class A1
a,b
200,139
Toorak Mortgage Trust
400,000
7.333%,  2/25/2031, Ser.
2024-1, Class A1
a,b
398,467
Triangle Re, Ltd.
250,000
8.720%,  (SOFR30A +
3.400%), 11/25/2033, Ser.
2023-1, Class M1A
a,c
255,162
9,575
7.220%,  (SOFR30A +
1.900%), 2/25/2034, Ser.
2021-3, Class M1A
a,c
9,579
Unlock HEA Trust
350,000
7.000%,  4/25/2039, Ser.
2024-1, Class A
a
342,125
Verus Securitization Trust
363,602
2.137%,  10/25/2066, Ser.
2021-7, Class A2
a,c
307,338
216,594
2.491%,  11/25/2066, Ser.
2021-8, Class A3
a,c
182,160
248,392
6.560%,  12/25/2067, Ser.
2023-1, Class A2
a,b
248,417
384,867
6.664%,  12/25/2068, Ser.
2023-8, Class A2
a,b
386,748
106,259
2.226%,  5/25/2060, Ser.
2020-2, Class A1
a,c
104,932
Principal
Amount Long-Term Fixed Income (85.1%) Value
Collateralized Mortgage Obligations (8.8%) -
continued
Washington Mutual Mortgage
Pass-Through Certificates
$ 87,981
6.000%,  3/25/2035, Ser.
2005-1, Class 2A $ 71,923
Total 14,300,938
Commercial Mortgage-Backed Securities (0.5%)
BANK 2022-BNK39
3,980,872
0.423%,  2/15/2055, Ser.
2022-BNK39, Class XA
c,h
106,047
BANK5 2023-5YR1
200,000
6.411%,  4/15/2056, Ser.
2023-5YR1, Class AS
c
206,122
BBCMS Mortgage Trust
1,613,388
0.713%,  2/15/2055, Ser.
2022-C14, Class XA
c,h
63,256
1,993,516
1.151%,  9/15/2055, Ser.
2022-C17, Class XA
c,h
151,339
SCOTT Trust
200,000
5.910%,  3/15/2040, Ser.
2023-SFS, Class A
a
201,142
Total 727,906
Communications Services (4.9%)
Allen Media, LLC/Allen Media Co-
Issuer, Inc.
123,000 10.500%,  2/15/2028
a
57,011
Altice Financing SA
96,000 5.750%,  8/15/2029
a
76,919
Altice France SA/France
45,000 8.125%,  2/1/2027
a
35,175
176,000 5.125%,  7/15/2029
a
118,982
65,000 5.500%,  10/15/2029
a
44,118
AMC Networks, Inc.
66,000 4.750%,  8/1/2025
g
65,917
19,000 10.250%,  1/15/2029
a,f
19,138
American Tower Corporation
84,000 4.400%,  2/15/2026 82,532
41,000 1.450%,  9/15/2026 37,369
68,000 5.500%,  3/15/2028 68,569
35,000 5.800%,  11/15/2028 35,834
63,000 3.800%,  8/15/2029 58,795
AT&T, Inc.
175,000 3.550%,  9/15/2055 122,364
123,000 4.300%,  2/15/2030 118,212
37,000 5.400%,  2/15/2034 37,485
Bell Telephone Company of
Canada
74,000 5.550%,  2/15/2054 73,876
43,000 5.100%,  5/11/2033 42,665
Cable One, Inc., Convertible
23,000 1.125%,  3/15/2028 17,264
CCO Holdings, LLC/CCO Holdings
Capital Corporation
115,000 5.125%,  5/1/2027
a
109,569
136,000 6.375%,  9/1/2029
a
129,021
269,000 4.750%,  3/1/2030
a
230,974
203,000 4.750%,  2/1/2032
a
165,673
133,000 4.250%,  1/15/2034
a
100,396
CenterPoint Energy, Inc.,
Convertible
1,445 3.369%,  9/15/2029 46,601

Opportunity Income Plus Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (85.1%) Value
Communications Services (4.9%) - continued
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
$ 27,000 6.150%,  11/10/2026 $ 27,211
63,000 5.050%,  3/30/2029 60,746
Cimpress plc
89,000 7.000%,  6/15/2026 89,080
Clear Channel Outdoor Holdings,
Inc.
141,000 7.500%,  6/1/2029
a,g
116,613
Clear Channel Worldwide
Holdings, Inc.
161,000 5.125%,  8/15/2027
a
151,764
Comcast Corporation
105,000 3.400%,  4/1/2030 97,102
Connect Finco SARL/Connect US
Finco, LLC
73,000 6.750%,  10/1/2026
a
71,560
Crown Castle, Inc.
71,000 2.900%,  3/15/2027 66,409
CSC Holdings, LLC
140,000 5.375%,  2/1/2028
a
120,417
42,000 11.750%,  1/31/2029
a
42,065
107,000 6.500%,  2/1/2029
a
90,662
172,000 5.750%,  1/15/2030
a
91,052
61,000 4.125%,  12/1/2030
a
43,618
Deutsche Telekom International
Finance BV
144,000 8.750%,  6/15/2030 170,224
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
255,000 5.875%,  8/15/2027
a
241,239
DISH DBS Corporation
50,000 5.875%,  11/15/2024
g
47,906
65,000 5.250%,  12/1/2026
a,g
51,182
53,000 7.375%,  7/1/2028 25,516
38,000 5.750%,  12/1/2028
a,g
26,116
77,000 5.125%,  6/1/2029 32,116
DISH Network Corporation
75,000 11.750%,  11/15/2027
a
76,570
Frontier Communications
Holdings, LLC
157,000 5.875%,  10/15/2027
a
151,997
107,000 6.750%,  5/1/2029
a
95,357
38,000 8.750%,  5/15/2030
a
38,882
GCI, LLC
119,000 4.750%,  10/15/2028
a
109,112
Gray Television, Inc.
115,000 4.750%,  10/15/2030
a
75,421
55,000 5.375%,  11/15/2031
a
36,065
iHeartCommunications, Inc.
94,000 6.375%,  5/1/2026 80,190
Iliad Holding SASU
139,000 6.500%,  10/15/2026
a
137,698
Lamar Media Corporation
78,000 3.625%,  1/15/2031 68,440
LCPR Senior Secured Financing
DAC
167,000 6.750%,  10/15/2027
a
156,733
Level 3 Financing, Inc.
107,000 4.625%,  9/15/2027
a
71,155
168,000 4.250%,  7/1/2028
a
78,960
69,000 10.500%,  5/15/2030
a,g
70,552
Principal
Amount Long-Term Fixed Income (85.1%) Value
Communications Services (4.9%) - continued
McGraw-Hill Education, Inc.
$ 121,000 8.000%,  8/1/2029
a,g
$ 113,730
Meta Platforms, Inc.
30,000 3.850%,  8/15/2032 28,112
News Corporation
137,000 3.875%,  5/15/2029
a
125,280
NTT Finance Corporation
51,000 1.162%,  4/3/2026
a
47,160
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
54,000 4.625%,  3/15/2030
a
48,429
Paramount Global
152,000 6.375%,  3/30/2062
c
140,444
Playtika Holding Corporation
129,000 4.250%,  3/15/2029
a
111,677
Rogers Communications, Inc.
50,000 5.250%,  3/15/2082
a,c,g
47,924
29,000 5.000%,  2/15/2029 28,799
58,000 5.300%,  2/15/2034 57,483
Scripps Escrow II, Inc.
42,000 3.875%,  1/15/2029
a
33,397
54,000 5.375%,  1/15/2031
a
33,224
Sinclair Television Group, Inc.
140,000 4.125%,  12/1/2030
a
101,970
Sirius XM Radio, Inc.
68,000 5.000%,  8/1/2027
a
65,422
165,000 4.000%,  7/15/2028
a
150,954
30,000 4.125%,  7/1/2030
a
26,225
Sprint Capital Corporation
118,000 6.875%,  11/15/2028 125,745
65,000 8.750%,  3/15/2032 78,816
Take-Two Interactive Software, Inc.
64,000 4.950%,  3/28/2028 63,754
TEGNA, Inc.
39,000 4.750%,  3/15/2026
a
38,236
129,000 4.625%,  3/15/2028 117,990
Telecom Italia Capital SA
94,000 6.000%,  9/30/2034 85,977
Telecom Italia SPA/Milano
59,000 5.303%,  5/30/2024
a
58,679
Telesat Canada/Telesat, LLC
70,000 4.875%,  6/1/2027
a
36,400
25,000 6.500%,  10/15/2027
a
10,000
T-Mobile USA, Inc.
35,000 5.500%,  1/15/2055 34,933
70,000 3.375%,  4/15/2029 64,738
Uniti Group, Inc., Convertible
27,000 7.500%,  12/1/2027
a
28,080
Uniti Group, LP/Uniti Group
Finance, Inc./CSL Capital, LLC
118,000 4.750%,  4/15/2028
a
103,029
69,000 6.500%,  2/15/2029
a
53,477
Univision Communications, Inc.
136,000 4.500%,  5/1/2029
a
121,537
Urban One, Inc.
23,000 7.375%,  2/1/2028
a
19,517
Verizon Communications, Inc.
39,000 5.500%,  2/23/2054 39,421
84,000 2.100%,  3/22/2028 75,622
132,000 3.150%,  3/22/2030 119,345
18,000 2.355%,  3/15/2032 14,792

Opportunity Income Plus Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (85.1%) Value
Communications Services (4.9%) - continued
Viasat, Inc.
$ 62,000 6.500%,  7/15/2028
a,g
$ 47,877
Virgin Media Finance plc
50,000 5.000%,  7/15/2030
a
42,308
Virgin Media Secured Finance plc
105,000 5.500%,  5/15/2029
a
97,080
Vodafone Group plc
48,000 7.000%,  4/4/2079
c
49,511
VZ Secured Financing BV
122,000 5.000%,  1/15/2032
a
104,750
Walt Disney Company
42,000 3.800%,  3/22/2030 40,020
Warnermedia Holdings, Inc.
47,000 3.638%,  3/15/2025 46,066
141,000 4.054%,  3/15/2029 131,994
YPSO Finance BIS SA
76,000 10.500%,  5/15/2027
a
28,437
Zayo Group Holdings, Inc.
47,000 4.000%,  3/1/2027
a
38,688
Ziggo Bond Company BV
48,000 5.125%,  2/28/2030
a,g
41,107
Total 7,922,345
Consumer Cyclical (6.1%)
1011778 B.C., ULC/New Red
Finance, Inc.
193,000 4.375%,  1/15/2028
a
182,565
Adient Global Holdings, Ltd.
65,000 8.250%,  4/15/2031
a,g
68,590
Alimentation Couche-Tard, Inc.
53,000 5.617%,  2/12/2054
a
53,497
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation
25,000 6.625%,  7/15/2026
a
24,984
109,000 6.000%,  6/1/2029
a,g
93,786
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
190,000 4.625%,  6/1/2028
a
173,502
Allison Transmission, Inc.
78,000 3.750%,  1/30/2031
a
68,057
Amazon.com, Inc.
42,000 1.500%,  6/3/2030 35,050
86,000 4.700%,  12/1/2032 86,330
AMC Entertainment Holdings, Inc.
28,000 7.500%,  2/15/2029
a
18,702
American Axle & Manufacturing,
Inc.
186,000 6.500%,  4/1/2027
g
185,369
American Honda Finance
Corporation
51,000 5.650%,  11/15/2028 52,554
60,000 5.850%,  10/4/2030 62,754
44,000 4.900%,  1/10/2034 43,326
Anywhere Real Estate Group,
LLC/Anywhere Co-Issuer
Corporation
21,000 7.000%,  4/15/2030
a
18,699
Arches Buyer, Inc.
84,000 6.125%,  12/1/2028
a
70,365
Arko Corporation
88,000 5.125%,  11/15/2029
a
72,835
Principal
Amount Long-Term Fixed Income (85.1%) Value
Consumer Cyclical (6.1%) - continued
Asbury Automotive Group, Inc.
$ 66,000 5.000%,  2/15/2032
a
$ 59,799
Ashton Woods USA, LLC/Ashton
Woods Finance Company
80,000 4.625%,  8/1/2029
a
73,793
63,000 4.625%,  4/1/2030
a
57,561
Beazer Homes USA, Inc.
27,000 7.500%,  3/15/2031
a
27,268
Best Buy Company, Inc.
42,000 1.950%,  10/1/2030 34,915
Bloomin' Brands, Inc., Convertible
2,000 5.000%,  5/1/2025 5,147
Booking Holdings, Inc.,
Convertible
29,000 0.750%,  5/1/2025 55,970
Boyd Gaming Corporation
105,000 4.750%,  6/15/2031
a
96,489
Boyne USA, Inc.
52,000 4.750%,  5/15/2029
a
48,203
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
77,000 6.250%,  9/15/2027
a
75,331
Burlington Stores, Inc., Convertible
45,000 2.250%,  4/15/2025 52,623
20,000 1.250%,  12/15/2027
a
25,460
Caesars Entertainment, Inc.
55,000 8.125%,  7/1/2027
a
56,329
261,000 4.625%,  10/15/2029
a
237,998
48,000 6.500%,  2/15/2032
a
48,423
Carnival Corporation
97,000 7.625%,  3/1/2026
a
98,141
163,000 5.750%,  3/1/2027
a
161,327
56,000 4.000%,  8/1/2028
a
52,164
20,000 6.000%,  5/1/2029
a
19,734
Carvana Company
66,000
0.000%,PIK 12.000%,
12/1/2028
a,i
64,531
Cedar Fair, LP
104,000 5.250%,  7/15/2029 98,585
Churchill Downs, Inc.
75,000 4.750%,  1/15/2028
a
71,397
57,000 6.750%,  5/1/2031
a
57,318
Cinemark USA, Inc.
115,000 5.875%,  3/15/2026
a
113,540
Clarios Global, LP/Clarios US
Finance Company, Inc.
59,000 8.500%,  5/15/2027
a
59,089
141,000 6.750%,  5/15/2028
a
142,922
D.R. Horton, Inc.
21,000 2.600%,  10/15/2025 20,122
Dana, Inc.
59,000 4.500%,  2/15/2032 50,995
eG Global Finance plc
19,000 12.000%,  11/30/2028
a
20,196
Expedia Group, Inc.
73,000 3.250%,  2/15/2030 65,713
Expedia Group, Inc., Convertible
69,000 Zero Coupon,  2/15/2026 63,549
Ford Motor Company, Convertible
104,000 Zero Coupon,  3/15/2026 107,484
Ford Motor Credit Company, LLC
80,000 2.900%,  2/10/2029 70,536

Opportunity Income Plus Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (85.1%) Value
Consumer Cyclical (6.1%) - continued
$ 67,000 7.122%,  11/7/2033 $ 72,086
Forestar Group, Inc.
97,000 3.850%,  5/15/2026
a
92,634
General Motors Financial
Company, Inc.
80,000 3.950%,  4/13/2024 79,932
38,000 1.200%,  10/15/2024 37,093
145,000 2.900%,  2/26/2025 141,447
41,000 2.750%,  6/20/2025 39,621
20,000 5.800%,  6/23/2028 20,391
45,000 5.800%,  1/7/2029 45,793
44,000 5.700%,  9/30/2030
c,j
42,189
14,000 5.750%,  2/8/2031 14,152
Genuine Parts Company
30,000 6.500%,  11/1/2028 31,683
Goodyear Tire & Rubber Company
70,000 5.000%,  7/15/2029
g
65,354
Hanesbrands, Inc.
44,000 4.875%,  5/15/2026
a
42,840
43,000 9.000%,  2/15/2031
a,g
44,180
Hilton Domestic Operating
Company, Inc.
162,000 4.875%,  1/15/2030 155,326
57,000 3.625%,  2/15/2032
a
49,077
Hilton Grand Vacations Borrower
Escrow, LLC/Hilton Grand
Vacations Borrower Escrow, Inc.
91,000 5.000%,  6/1/2029
a
84,867
Home Depot, Inc.
68,000 3.250%,  4/15/2032 60,777
Hyatt Hotels Corporation
37,000 5.750%,  1/30/2027 37,576
Hyundai Capital America
33,000 5.500%,  3/30/2026
a
33,054
63,000 3.000%,  2/10/2027
a
59,145
30,000 6.500%,  1/16/2029
a
31,473
International Game Technology plc
122,000 5.250%,  1/15/2029
a
117,875
Jacobs Entertainment, Inc.
83,000 6.750%,  2/15/2029
a
80,628
KB Home
100,000 4.800%,  11/15/2029 95,444
Kohl's Corporation
39,000 4.625%,  5/1/2031 32,819
L Brands, Inc.
209,000 6.625%,  10/1/2030
a
213,493
30,000 6.875%,  11/1/2035 30,677
Lennar Corporation
41,000 4.750%,  5/30/2025 40,643
Light & Wonder International, Inc.
125,000 7.250%,  11/15/2029
a
128,321
Live Nation Entertainment, Inc.
84,000 4.750%,  10/15/2027
a
80,205
Live Nation Entertainment, Inc.,
Convertible
34,000 2.000%,  2/15/2025
g
37,635
78,000 3.125%,  1/15/2029
g
93,553
Lowe's Companies, Inc.
98,000 4.500%,  4/15/2030 95,825
Macy's Retail Holdings, LLC
100,000 5.875%,  4/1/2029
a,g
98,102
38,000 6.125%,  3/15/2032
a
36,833
Principal
Amount Long-Term Fixed Income (85.1%) Value
Consumer Cyclical (6.1%) - continued
Marriott International, Inc./MD
$ 46,000 4.900%,  4/15/2029 $ 45,637
62,000 4.625%,  6/15/2030 60,320
Marriott Vacations Worldwide
Corporation, Convertible
47,000 Zero Coupon,  1/15/2026 44,532
58,000 3.250%,  12/15/2027 54,404
Mattamy Group Corporation
115,000 5.250%,  12/15/2027
a
111,499
McDonald's Corporation
40,000 4.950%,  8/14/2033 40,056
Mercedes-Benz Finance North
America, LLC
63,000 1.450%,  3/2/2026
a
58,787
36,000 5.200%,  8/3/2026
a
36,083
Michaels Companies, Inc.
33,000 5.250%,  5/1/2028
a
28,119
30,000 7.875%,  5/1/2029
a
22,507
NCL Corporation, Ltd.
91,000 5.875%,  3/15/2026
a
89,831
104,000 5.875%,  2/15/2027
a
102,751
Nordstrom, Inc.
46,000 4.375%,  4/1/2030
g
41,653
64,000 4.250%,  8/1/2031 56,196
PENN Entertainment, Inc.
95,000 4.125%,  7/1/2029
a,g
81,695
PetSmart, Inc./PetSmart Finance
Corporation
195,000 4.750%,  2/15/2028
a
182,568
68,000 7.750%,  2/15/2029
a
66,201
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
178,000 5.750%,  4/15/2026
a
177,481
108,000 6.250%,  1/15/2028
a,g
105,794
QVC, Inc.
24,000 4.375%,  9/1/2028
g
19,235
Raising Cane's Restaurants, LLC
49,000 9.375%,  5/1/2029
a
52,956
Rakuten Group, Inc.
57,000 11.250%,  2/15/2027
a
60,391
Real Hero Merger Sub 2, Inc.
67,000 6.250%,  2/1/2029
a,g
58,706
Realogy Group, LLC/Realogy
Group Co-Issuer Corporation
43,000 5.750%,  1/15/2029
a,g
30,450
Royal Caribbean Cruises, Ltd.
202,000 4.250%,  7/1/2026
a
194,939
81,000 9.250%,  1/15/2029
a
86,878
75,000 7.250%,  1/15/2030
a
77,924
SeaWorld Parks and
Entertainment, Inc.
91,000 5.250%,  8/15/2029
a
85,708
Six Flags Theme Parks, Inc.
38,000 7.000%,  7/1/2025
a
38,055
Staples, Inc.
118,000 7.500%,  4/15/2026
a
115,165
40,000 10.750%,  4/15/2027
a
38,022
Station Casinos, LLC
107,000 4.625%,  12/1/2031
a
96,171
Tapestry, Inc.
52,000 7.350%,  11/27/2028 54,793
Target Corporation
88,000 2.350%,  2/15/2030 77,390

Opportunity Income Plus Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (85.1%) Value
Consumer Cyclical (6.1%) - continued
Tenneco, Inc.
$ 127,000 8.000%,  11/17/2028
a
$ 115,880
Toyota Motor Credit Corporation
35,000 5.550%,  11/20/2030 36,209
30,000 4.800%,  1/5/2034 29,513
Tractor Supply Company
44,000 5.250%,  5/15/2033 44,327
Tripadvisor, Inc.
30,000 7.000%,  7/15/2025
a
29,918
Uber Technologies, Inc.,
Convertible
51,000 Zero Coupon,  12/15/2025 57,247
59,000 0.875%,  12/1/2028
a
72,983
Vail Resorts, Inc., Convertible
70,000 Zero Coupon,  1/1/2026 64,050
VICI Properties, LP/VICI Note
Company, Inc.
152,000 5.750%,  2/1/2027
a
151,808
Victoria's Secret & Company
90,000 4.625%,  7/15/2029
a
73,845
Viking Cruises, Ltd.
185,000 5.875%,  9/15/2027
a
181,506
Volkswagen Group of America
Finance, LLC
21,000 3.350%,  5/13/2025
a
20,499
Wabash National Corporation
141,000 4.500%,  10/15/2028
a
129,302
Walgreens Boots Alliance, Inc.
66,000 3.200%,  4/15/2030 57,363
WASH Multifamily Acquisition, Inc.
40,000 5.750%,  4/15/2026
a,g
39,095
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
91,000 7.125%,  2/15/2031
a
94,176
Yum! Brands, Inc.
140,000 4.750%,  1/15/2030
a
132,785
ZF North America Capital, Inc.
77,000 7.125%,  4/14/2030
a
81,136
Total 9,970,899
Consumer Non-Cyclical (5.3%)
1375209 B.C., Ltd.
60,000 9.000%,  1/30/2028
a,g
58,800
AbbVie, Inc.
86,000 5.500%,  3/15/2064 88,443
48,000 5.350%,  3/15/2044 48,943
AdaptHealth, LLC
164,000 4.625%,  8/1/2029
a
141,129
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
119,000 4.625%,  1/15/2027
a
115,168
127,000 3.500%,  3/15/2029
a
113,993
Altria Group, Inc.
35,000 6.200%,  11/1/2028 36,480
Amgen, Inc.
62,000 5.150%,  3/2/2028 62,397
107,000 5.250%,  3/2/2030 108,626
Anheuser-Busch InBev Worldwide,
Inc.
84,000 4.750%,  1/23/2029 83,975
99,000 5.000%,  6/15/2034 99,589
Principal
Amount Long-Term Fixed Income (85.1%) Value
Consumer Non-Cyclical (5.3%) - continued
Archer-Daniels-Midland Company
$ 43,000 4.500%,  8/15/2033 $ 41,611
AstraZeneca Finance, LLC
98,000 1.750%,  5/28/2028 87,012
42,000 5.000%,  2/26/2034 42,173
B&G Foods, Inc.
84,000 5.250%,  9/15/2027
g
78,493
BAT Capital Corporation
40,000 6.343%,  8/2/2030 41,679
19,000 5.834%,  2/20/2031 19,163
43,000 7.750%,  10/19/2032 48,524
14,000 6.000%,  2/20/2034 14,176
Bausch + Lomb Corporation
25,000 8.375%,  10/1/2028
a
25,867
Bausch Health Companies, Inc.
65,000 5.500%,  11/1/2025
a
61,354
61,000 4.875%,  6/1/2028
a
33,288
106,000 11.000%,  9/30/2028
a
70,755
Becton, Dickinson and Company
48,000 4.693%,  2/13/2028 47,512
63,000 2.823%,  5/20/2030 55,591
BellRing Brands, Inc.
80,000 7.000%,  3/15/2030
a
82,407
BioMarin Pharmaceutical, Inc.,
Convertible
45,000 1.250%,  5/15/2027
g
44,384
Bio-Rad Laboratories, Inc.
70,000 3.300%,  3/15/2027 66,378
Bristol-Myers Squibb Company
63,000 5.550%,  2/22/2054 64,788
30,000 5.750%,  2/1/2031 31,486
19,000 5.900%,  11/15/2033
g
20,304
Campbell Soup Company
110,000 5.400%,  3/21/2034 110,825
Cargill, Inc.
88,000 2.125%,  11/10/2031
a
72,099
Catalent Pharma Solutions, Inc.
47,000 3.125%,  2/15/2029
a
44,912
Central Garden & Pet Company
145,000 4.125%,  10/15/2030 130,079
Cheplapharm Arzneimittel GmbH
20,000 5.500%,  1/15/2028
a
19,057
Chobani, LLC/Chobani Finance
Corporation, Inc.
150,000 4.625%,  11/15/2028
a
139,881
39,000 7.625%,  7/1/2029
a,g
39,536
CHS/Community Health Systems,
Inc.
98,000 5.625%,  3/15/2027
a
90,199
36,000 8.000%,  12/15/2027
a
35,313
132,000 6.000%,  1/15/2029
a
115,315
61,000 6.125%,  4/1/2030
a,g
43,988
49,000 5.250%,  5/15/2030
a
39,955
57,000 4.750%,  2/15/2031
a
43,990
Cigna Group
30,000 5.600%,  2/15/2054 30,112
51,000 2.400%,  3/15/2030 44,041
Constellation Brands, Inc.
29,000 4.800%,  1/15/2029 28,746
84,000 3.150%,  8/1/2029 76,508
28,000 4.900%,  5/1/2033 27,468

Opportunity Income Plus Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (85.1%) Value
Consumer Non-Cyclical (5.3%) - continued
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
$ 174,000 4.750%,  1/15/2029
a
$ 164,658
24,000 6.625%,  7/15/2030
a
24,372
CVS Health Corporation
47,000 5.000%,  2/20/2026 46,836
33,000 4.300%,  3/25/2028 32,204
47,000 5.125%,  2/21/2030 47,142
37,000 5.300%,  6/1/2033 37,087
Diageo Capital plc
39,000 2.000%,  4/29/2030 33,187
40,000 5.625%,  10/5/2033 42,075
Edgewell Personal Care Company
80,000 5.500%,  6/1/2028
a
78,199
Eli Lilly & Company
66,000 5.000%,  2/9/2054 65,628
87,000 4.700%,  2/27/2033 86,776
Embecta Corporation
48,000 6.750%,  2/15/2030
a
41,589
Encompass Health Corporation
180,000 4.500%,  2/1/2028 171,436
Energizer Holdings, Inc.
25,000 4.750%,  6/15/2028
a
23,155
130,000 4.375%,  3/31/2029
a,g
116,488
Envista Holdings Corporation,
Convertible
32,000 1.750%,  8/15/2028
a
28,140
Fortrea Holdings, Inc.
36,000 7.500%,  7/1/2030
a
37,162
General Mills, Inc.
18,000 4.950%,  3/29/2033 17,799
Gilead Sciences, Inc.
30,000 5.250%,  10/15/2033 30,614
Grifols SA
125,000 4.750%,  10/15/2028
a,g
103,420
Herbalife Nutrition, Ltd./HLF
Financing, Inc.
19,000 7.875%,  9/1/2025
a
18,997
HLF Financing SARL, LLC/
Herbalife International, Inc.
145,000 4.875%,  6/1/2029
a
100,775
Imperial Brands Finance plc
34,000 3.125%,  7/26/2024
a
33,704
Integer Holdings Corporation,
Convertible
63,000 2.125%,  2/15/2028 90,909
Jazz Investments I, Ltd.,
Convertible
66,000 2.000%,  6/15/2026 65,366
Jazz Securities DAC
78,000 4.375%,  1/15/2029
a
72,660
JBS USA LUX SA/JBS USA Food
Company/JBS Luxembourg
SARL
35,000 6.750%,  3/15/2034
a
36,775
JBS USA LUX SA/JBS USA Food
Company/JBS USA Finance,
Inc.
114,000 2.500%,  1/15/2027 105,083
49,000 3.625%,  1/15/2032 41,926
Principal
Amount Long-Term Fixed Income (85.1%) Value
Consumer Non-Cyclical (5.3%) - continued
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
$ 39,000 9.000%,  2/15/2029
a
$ 39,539
Kenvue, Inc.
23,000 5.000%,  3/22/2030 23,240
Keurig Dr Pepper, Inc.
72,000 3.200%,  5/1/2030 64,854
66,000 5.300%,  3/15/2034 66,227
Kraft Heinz Foods Company
45,000 6.750%,  3/15/2032 49,867
Kroger Company
42,000 4.500%,  1/15/2029 41,435
Legacy LifePoint Health, LLC
53,000 4.375%,  2/15/2027
a
50,505
LifePoint Health, Inc.
35,000 9.875%,  8/15/2030
a
36,611
50,000 11.000%,  10/15/2030
a
53,440
Mattel, Inc.
137,000 3.375%,  4/1/2026
a
131,024
McKesson Corporation
134,000 1.300%,  8/15/2026 122,654
Medline Borrower, LP/Medline Co-
Issuer, Inc.
78,000 6.250%,  4/1/2029
a
78,349
Medtronic Global Holdings SCA
45,000 4.500%,  3/30/2033 43,667
ModivCare Escrow Issuer, Inc.
45,000 5.000%,  10/1/2029
a
32,629
ModivCare, Inc.
36,000 5.875%,  11/15/2025
a
35,059
Mozart Debt Merger Sub, Inc.
122,000 3.875%,  4/1/2029
a
111,045
96,000 5.250%,  10/1/2029
a
90,736
Organon & Company/Organon
Foreign Debt Co-Issuer BV
128,000 4.125%,  4/30/2028
a
119,282
74,000 5.125%,  4/30/2031
a
65,794
Owens & Minor, Inc.
121,000 6.625%,  4/1/2030
a,g
120,094
Perrigo Finance Unlimited
Company
61,000 4.375%,  3/15/2026 59,356
69,000 3.150%,  6/15/2030 63,429
Philip Morris International, Inc.
88,000 4.875%,  2/15/2028 87,758
43,000 5.625%,  11/17/2029 44,284
23,000 5.125%,  2/13/2031 22,849
43,000 5.750%,  11/17/2032 44,394
39,000 5.250%,  2/13/2034 38,654
Post Holdings, Inc.
99,000 4.500%,  9/15/2031
a
89,050
Post Holdings, Inc., Convertible
53,000 2.500%,  8/15/2027 59,599
Primo Water Holdings, Inc.
119,000 4.375%,  4/30/2029
a
109,430
Procter & Gamble Company
42,000 1.200%,  10/29/2030 34,354
RegionalCare Hospital Partners
Holdings, Inc./LifePoint Health,
Inc.
53,000 9.750%,  12/1/2026
a
53,071

Opportunity Income Plus Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (85.1%) Value
Consumer Non-Cyclical (5.3%) - continued
Roche Holdings, Inc.
$ 52,000 5.218%,  3/8/2054
a
$ 52,744
39,000 1.930%,  12/13/2028
a
34,424
68,000 2.076%,  12/13/2031
a
56,017
Royalty Pharma plc
97,000 1.200%,  9/2/2025 91,300
Scotts Miracle-Gro Company
50,000 4.500%,  10/15/2029 45,250
Sigma Holdco BV
59,000 7.875%,  5/15/2026
a
56,640
Simmons Foods, Inc.
152,000 4.625%,  3/1/2029
a
134,324
Spectrum Brands, Inc.
59,000 5.000%,  10/1/2029
a
57,823
60,000 5.500%,  7/15/2030
a
58,765
Star Parent, Inc.
82,000 9.000%,  10/1/2030
a,g
86,781
Surgery Center Holdings, Inc.
47,000 7.250%,  4/15/2032
a,f
47,365
Sysco Corporation
42,000 5.950%,  4/1/2030 43,792
Takeda Pharmaceutical Company,
Ltd.
75,000 5.000%,  11/26/2028 75,112
Tenet Healthcare Corporation
335,000 5.125%,  11/1/2027 327,673
55,000 6.125%,  10/1/2028
g
54,803
Teva Pharmaceutical Finance
Netherlands III BV
97,000 3.150%,  10/1/2026 90,684
Topgolf Callaway Brands
Corporation, Convertible
22,000 2.750%,  5/1/2026 25,146
Triton Water Holdings, Inc.
75,000 6.250%,  4/1/2029
a
68,311
Viterra Finance BV
60,000 3.200%,  4/21/2031
a
51,942
Winnebago Industries, Inc.,
Convertible
41,000 3.250%,  1/15/2030
a
44,301
Wyeth, LLC
106,000 6.500%,  2/1/2034 117,406
Zoetis, Inc.
56,000 5.600%,  11/16/2032 58,119
Total 8,621,675
Energy (5.0%)
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
85,000 5.375%,  6/15/2029
a
81,741
Antero Resources Corporation
48,000 5.375%,  3/1/2030
a
46,098
Apache Corporation
59,000 4.375%,  10/15/2028 55,771
Archrock Partners, LP/Archrock
Partners Finance Corporation
167,000 6.250%,  4/1/2028
a
165,236
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
79,000 8.250%,  12/31/2028
a
81,155
Baytex Energy Corporation
90,000 8.500%,  4/30/2030
a
93,977
Principal
Amount Long-Term Fixed Income (85.1%) Value
Energy (5.0%) - continued
Borr IHC, Ltd./Borr Finance, LLC
$ 100,000 10.375%,  11/15/2030
a
$ 104,000
BP Capital Markets America, Inc.
169,000 4.234%,  11/6/2028 165,390
61,000 4.812%,  2/13/2033 60,201
BP Capital Markets plc
51,000 4.875%,  3/22/2030
c,j
48,655
52,000 6.450%,  12/1/2033
c,j
53,851
Buckeye Partners, LP
56,000 4.500%,  3/1/2028
a
53,201
Cheniere Energy Partners, LP
42,000 4.500%,  10/1/2029 39,973
41,000 3.250%,  1/31/2032 34,925
52,000 5.950%,  6/30/2033
g
53,163
Cheniere Energy, Inc.
28,000 5.650%,  4/15/2034
a
28,200
Chesapeake Energy Corporation
69,000 6.750%,  4/15/2029
a
69,739
Civitas Resources, Inc.
60,000 8.375%,  7/1/2028
a
63,163
29,000 8.625%,  11/1/2030
a
31,140
100,000 8.750%,  7/1/2031
a
107,006
CNX Resources Corporation
53,000 6.000%,  1/15/2029
a
51,891
CNX Resources Corporation,
Convertible
40,000 2.250%,  5/1/2026 75,624
Columbia Pipelines Holding
Company, LLC
34,000 6.055%,  8/15/2026
a
34,372
77,000 6.042%,  8/15/2028
a
78,680
Comstock Resources, Inc.
62,000 6.750%,  3/1/2029
a
59,126
26,000 5.875%,  1/15/2030
a
23,546
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
113,000 5.500%,  6/15/2031
a
106,798
Crescent Energy Finance, LLC
47,000 9.250%,  2/15/2028
a
49,627
117,000 7.625%,  4/1/2032
a
117,902
Delek Logistics Partners, LP/Delek
Logistics Finance Corporation
47,000 8.625%,  3/15/2029
a
47,995
Diamond Foreign Asset Company/
Diamond Finance, LLC
33,000 8.500%,  10/1/2030
a
34,828
Diamondback Energy, Inc.
111,000 3.125%,  3/24/2031 98,336
DT Midstream, Inc.
67,000 4.125%,  6/15/2029
a
61,595
35,000 4.375%,  6/15/2031
a
31,697
Enbridge, Inc.
50,000 7.375%,  1/15/2083
c
50,234
50,000 7.625%,  1/15/2083
c
51,313
30,000 5.900%,  11/15/2026 30,557
22,000 5.700%,  3/8/2033 22,531
Enerflex, Ltd.
78,000 9.000%,  10/15/2027
a
80,143
Energy Transfer, LP
31,000 5.950%,  5/15/2054 30,936
50,000 6.750%,  5/15/2025
c,j
49,134
30,000 4.400%,  3/15/2027 29,356
28,000 6.400%,  12/1/2030 29,556

Opportunity Income Plus Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (85.1%) Value
Energy (5.0%) - continued
Enterprise Products Operating,
LLC
$ 42,000 4.150%,  10/16/2028 $ 40,855
53,000
8.573%,  (TSFR3M +
3.248%), 8/16/2077
c
52,899
EQM Midstream Partners, LP
248,000 4.750%,  1/15/2031
a
230,629
Ferrellgas, LP/Ferrellgas Finance
Corporation
103,000 5.375%,  4/1/2026
a
100,769
Genesis Energy LP/Genesis
Energy Finance Corporation
132,000 8.875%,  4/15/2030 138,171
Harvest Midstream, LP
100,000 7.500%,  9/1/2028
a
101,393
Hess Midstream Operations, LP
80,000 5.625%,  2/15/2026
a
79,361
Hilcorp Energy I, LP/Hilcorp
Finance Company
75,000 5.750%,  2/1/2029
a
73,053
111,000 6.250%,  4/15/2032
a
109,468
Howard Midstream Energy
Partners, LLC
152,000 6.750%,  1/15/2027
a
151,654
ITT Holdings, LLC
132,000 6.500%,  8/1/2029
a
120,463
Kodiak Gas Services, LLC
49,000 7.250%,  2/15/2029
a
49,911
Laredo Petroleum, Inc.
156,000 7.750%,  7/31/2029
a
157,289
Marathon Oil Corporation
42,000 4.400%,  7/15/2027 40,813
MEG Energy Corporation
118,000 5.875%,  2/1/2029
a
115,949
MPLX, LP
105,000 1.750%,  3/1/2026 98,153
21,000 5.000%,  3/1/2033 20,386
Nabors Industries, Ltd.
40,000 7.250%,  1/15/2026
a
39,752
National Fuel Gas Company
92,000 5.500%,  1/15/2026 91,858
New Fortress Energy, Inc.
31,000 8.750%,  3/15/2029
a
30,882
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
32,000 8.125%,  2/15/2029
a
32,774
48,000 8.375%,  2/15/2032
a
49,205
Noble Finance II, LLC
95,000 8.000%,  4/15/2030
a
98,957
Northern Oil and Gas, Inc.
92,000 8.750%,  6/15/2031
a
97,148
Northern Oil and Gas, Inc.,
Convertible
40,000 3.625%,  4/15/2029 48,700
Northriver Midstream Finance, LP
47,000 5.625%,  2/15/2026
a
46,598
NuStar Logistics, LP
78,000 6.375%,  10/1/2030 78,504
Occidental Petroleum Corporation
70,000 8.875%,  7/15/2030 81,318
ONEOK, Inc.
63,000 2.200%,  9/15/2025 60,111
33,000 5.550%,  11/1/2026 33,302
Principal
Amount Long-Term Fixed Income (85.1%) Value
Energy (5.0%) - continued
$ 42,000 5.650%,  11/1/2028 $ 42,933
Ovintiv, Inc.
37,000 5.650%,  5/15/2028
g
37,612
33,000 6.250%,  7/15/2033 34,310
PBF Holding Company, LLC/PBF
Finance Corporation
65,000 6.000%,  2/15/2028 63,959
Permian Resources Operating,
LLC
123,000 7.000%,  1/15/2032
a
127,602
Permian Resources Operating,
LLC, Convertible
20,000 3.250%,  4/1/2028 59,050
Pioneer Natural Resources
Company
63,000 1.900%,  8/15/2030 52,923
Pioneer Natural Resources
Company, Convertible
31,000 0.250%,  5/15/2025 88,679
Plains All American Pipeline, LP
2,000
9.679%,  (TSFR3M +
4.372%), 5/2/2024
c,g,j
1,987
Plains All American Pipeline, LP/
PAA Finance Corporation
103,000 4.650%,  10/15/2025 101,601
Prairie Acquiror, LP
62,000 9.000%,  8/1/2029
a
63,825
Precision Drilling Corporation
117,000 6.875%,  1/15/2029
a
116,783
Range Resources Corporation
73,000 4.750%,  2/15/2030
a
68,062
Rockcliff Energy II, LLC
96,000 5.500%,  10/15/2029
a
89,839
Rockies Express Pipeline, LLC
101,000 4.950%,  7/15/2029
a
94,393
Schlumberger Holdings
Corporation
27,000 4.300%,  5/1/2029
a
26,356
SM Energy Company
43,000 6.625%,  1/15/2027 42,962
55,000 6.500%,  7/15/2028 55,236
Southwestern Energy Company
66,000 5.375%,  3/15/2030 63,522
71,000 4.750%,  2/1/2032 65,360
Suncor Energy, Inc.
43,000 7.150%,  2/1/2032 47,626
Sunoco, LP/Sunoco Finance
Corporation
65,000 5.875%,  3/15/2028 64,378
95,000 4.500%,  4/30/2030 86,993
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
154,000 5.500%,  1/15/2028
a
148,376
Talos Production, Inc.
24,000 9.000%,  2/1/2029
a
25,487
Targa Resources Partners, LP
115,000 4.875%,  2/1/2031 110,088
Teine Energy, Ltd.
95,000 6.875%,  4/15/2029
a
92,387
TransCanada Trust
90,000 5.875%,  8/15/2076
c
87,447
Transocean, Inc.
97,000 11.500%,  1/30/2027
a,g
101,095

Opportunity Income Plus Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (85.1%) Value
Energy (5.0%) - continued
USA Compression Partners, LP/
USA Compression Finance
Corporation
$ 139,000 6.875%,  4/1/2026 $ 138,840
30,000 7.125%,  3/15/2029
a
30,374
Valaris, Ltd.
89,000 8.375%,  4/30/2030
a
91,806
Venture Global Calcasieu Pass,
LLC
184,000 3.875%,  8/15/2029
a
165,627
62,000 6.250%,  1/15/2030
a
62,376
70,000 4.125%,  8/15/2031
a
62,244
Venture Global LNG, Inc.
220,000 9.875%,  2/1/2032
a
237,104
Weatherford International, Ltd.
73,000 8.625%,  4/30/2030
a
76,210
Williams Companies, Inc.
65,000 4.900%,  3/15/2029 64,570
42,000 2.600%,  3/15/2031 35,785
Total 8,178,494
Financials (14.0%)
Acrisure, LLC/Acrisure Finance,
Inc.
61,000 6.000%,  8/1/2029
a
55,942
AerCap Holdings NV
50,000 5.875%,  10/10/2079
c
49,642
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
63,000 6.500%,  7/15/2025 63,607
108,000 3.000%,  10/29/2028 97,721
Air Lease Corporation
40,000 2.300%,  2/1/2025 38,845
11,000 3.375%,  7/1/2025 10,720
53,000 4.650%,  6/15/2026
c,j
50,042
52,000 3.125%,  12/1/2030 45,642
Aircastle, Ltd.
61,000 5.250%,  6/15/2026
a,c,j
58,104
51,000 2.850%,  1/26/2028
a
45,780
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
70,000 6.750%,  10/15/2027
a
68,966
57,000 6.750%,  4/15/2028
a
57,402
29,000 5.875%,  11/1/2029
a
26,941
39,000 7.000%,  1/15/2031
a
39,391
Ally Financial, Inc.
62,000 5.750%,  11/20/2025
g
61,553
84,000 4.700%,  5/15/2026
c,j
72,016
42,000 8.000%,  11/1/2031 46,783
25,000 6.700%,  2/14/2033 25,257
American Express Company
50,000 3.550%,  9/15/2026
c,j
46,280
65,000 6.338%,  10/30/2026
c
65,858
89,000 2.550%,  3/4/2027 83,123
American Homes 4 Rent, LP
50,000 2.375%,  7/15/2031 40,611
American International Group, Inc.
76,000 5.125%,  3/27/2033 75,577
AmWINS Group, Inc.
31,000 6.375%,  2/15/2029
a
31,167
97,000 4.875%,  6/30/2029
a
90,538
Aon North America, Inc.
66,000 5.750%,  3/1/2054 67,663
Principal
Amount Long-Term Fixed Income (85.1%) Value
Financials (14.0%) - continued
Arbor Realty Trust, Inc.,
Convertible
$ 4,000 7.500%,  8/1/2025 $ 3,919
Ares Capital Corporation
21,000 4.250%,  3/1/2025 20,656
90,000 2.150%,  7/15/2026 82,875
35,000 5.875%,  3/1/2029 34,895
Arthur J. Gallagher & Company
49,000 5.750%,  7/15/2054 49,067
Assurant, Inc.
67,000 6.100%,  2/27/2026 67,224
Australia & New Zealand Banking
Group, Ltd.
96,000 2.950%,  7/22/2030
a,c
92,245
Aviation Capital Group, LLC
41,000 4.875%,  10/1/2025
a
40,241
Avolon Holdings Funding, Ltd.
96,000 4.250%,  4/15/2026
a
92,652
62,000 5.750%,  3/1/2029
a
61,700
BAC Capital Trust XIV
42,000
5.991%,  (TSFR3M +
0.662%), 4/17/2024
c,j
34,250
Banco Santander Mexico SA
26,000 5.375%,  4/17/2025
a
25,900
Banco Santander SA
29,000 4.750%,  11/12/2026
c,j
25,221
Bank of America Corporation
213,000 6.250%,  9/5/2024
c,j
213,242
44,000 6.100%,  3/17/2025
c,j
44,122
102,000 1.319%,  6/19/2026
c
96,957
163,000 1.197%,  10/24/2026
c
152,562
65,000 6.125%,  4/27/2027
c,j
65,178
61,000 1.734%,  7/22/2027
c
56,239
89,000 4.376%,  4/27/2028
c
86,881
126,000 3.593%,  7/21/2028
c
119,760
59,000 4.948%,  7/22/2028
c
58,550
60,000 5.819%,  9/15/2029
c
61,520
202,000 3.974%,  2/7/2030
c
191,424
149,000 2.687%,  4/22/2032
c
126,121
62,000 2.572%,  10/20/2032
c
51,437
92,000 2.972%,  2/4/2033
c
78,241
49,000 5.468%,  1/23/2035
c
49,319
45,000 3.846%,  3/8/2037
c
39,783
Bank of Montreal
69,000 5.266%,  12/11/2026 69,305
68,000 5.203%,  2/1/2028 68,504
46,000 3.088%,  1/10/2037
c
37,581
Bank of New York Mellon
Corporation
29,000 6.317%,  10/25/2029
c
30,602
59,000 4.596%,  7/26/2030
c
57,913
30,000 6.474%,  10/25/2034
c
32,669
Bank of Nova Scotia
86,000 4.900%,  6/4/2025
c,j
84,626
41,000 1.050%,  3/2/2026 37,917
Barclays plc
49,000 2.852%,  5/7/2026
c
47,496
50,000 5.501%,  8/9/2028
c
49,856
64,000 4.972%,  5/16/2029
c
62,721
54,000 6.224%,  5/9/2034
c
55,695
35,000 7.119%,  6/27/2034
c
37,301
Berkshire Hathaway Finance
Corporation
124,000 2.875%,  3/15/2032 109,619

Opportunity Income Plus Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (85.1%) Value
Financials (14.0%) - continued
BlackRock Funding, Inc.
$ 35,000 5.250%,  3/14/2054 $ 35,173
Blackstone Mortgage Trust, Inc.,
Convertible
19,000 5.500%,  3/15/2027 17,052
Blue Owl Capital Corporation II
37,000 8.450%,  11/15/2026
a
38,109
Blue Owl Credit Income
Corporation
68,000 4.700%,  2/8/2027 64,509
Blue Owl Technology Finance
Corporation
20,000 4.750%,  12/15/2025
a
19,231
63,000 3.750%,  6/17/2026
a
58,339
Blue Owl Technology Finance
Corporation II
18,000 6.750%,  4/4/2029
a,f
17,777
BNP Paribas SA
58,000 2.819%,  11/19/2025
a,c
56,881
66,000 3.132%,  1/20/2033
a,c
56,168
BPCE SA
40,000 2.375%,  1/14/2025
a
38,944
Bread Financial Holdings, Inc.
49,000 9.750%,  3/15/2029
a
50,993
Bread Financial Holdings, Inc.,
Convertible
26,000 4.250%,  6/15/2028
a,g
30,176
Brixmor Operating Partnership, LP
83,000 2.250%,  4/1/2028 73,702
Brookfield Property REIT, Inc./BPR
Cumulus, LLC/BPR Nimbus,
LLC/GGSI Sellco, LLC
28,000 4.500%,  4/1/2027
a
25,557
Burford Capital Global Finance,
LLC
93,000 9.250%,  7/1/2031
a
98,430
Camden Property Trust
28,000 4.900%,  1/15/2034 27,247
Canadian Imperial Bank of
Commerce
59,000 3.945%,  8/4/2025 57,944
30,000 5.926%,  10/2/2026 30,575
Capital One Financial Corporation
24,000 3.950%,  9/1/2026
c,j
21,319
69,000 3.273%,  3/1/2030
c
62,159
Capital One NA
60,000 2.280%,  1/28/2026
c
58,102
Castlelake Aviation Finance DAC
64,000 5.000%,  4/15/2027
a
61,642
Centene Corporation
178,000 3.000%,  10/15/2030 152,617
Charles Schwab Corporation
96,000 5.375%,  6/1/2025
c,j
95,336
90,000 0.900%,  3/11/2026 82,939
46,000 4.000%,  6/1/2026
c,j
43,036
30,000 5.875%,  8/24/2026 30,500
25,000 5.000%,  6/1/2027
c,j
23,901
63,000 2.000%,  3/20/2028 56,459
45,000 4.000%,  12/1/2030
c,j
37,969
41,000 6.136%,  8/24/2034
c
42,771
Citigroup, Inc.
34,000 5.000%,  9/12/2024
c,j
33,790
105,000 3.352%,  4/24/2025
c
104,826
100,000 5.500%,  9/13/2025 99,954
Principal
Amount Long-Term Fixed Income (85.1%) Value
Financials (14.0%) - continued
$ 33,000 4.000%,  12/10/2025
c,j
$ 31,639
90,000 3.875%,  2/18/2026
c,j
84,940
45,000 4.150%,  11/15/2026
c,j
41,451
148,000 1.122%,  1/28/2027
c
136,880
83,000 1.462%,  6/9/2027
c
76,238
98,000 3.070%,  2/24/2028
c
92,181
26,000 7.375%,  5/15/2028
c,g,j
27,034
52,000 7.625%,  11/15/2028
c,j
54,593
168,000 4.075%,  4/23/2029
c
160,841
41,000 6.174%,  5/25/2034
c
41,635
Citizens Financial Group, Inc.
48,000 4.000%,  10/6/2026
c,j
41,323
CNA Financial Corporation
36,000 3.950%,  5/15/2024 35,923
53,000 5.125%,  2/15/2034 51,566
Coinbase Global, Inc., Convertible
101,000 0.500%,  6/1/2026
g
110,523
Comerica, Inc.
22,000 5.625%,  7/1/2025
c,j
21,150
15,000 5.982%,  1/30/2030
c
14,820
Commonwealth Bank of Australia
51,000 2.688%,  3/11/2031
a
42,418
Cooperatieve Rabobank UA
41,000 1.339%,  6/24/2026
a,c
38,940
COPT Defense Properties, LP
82,000 2.250%,  3/15/2026 77,100
COPT Defense Properties, LP,
Convertible
17,000 5.250%,  9/15/2028
a
17,646
Corebridge Financial, Inc.
38,000 6.875%,  12/15/2052
c
38,046
35,000 6.050%,  9/15/2033
a
36,054
35,000 5.750%,  1/15/2034 35,707
Credit Acceptance Corporation
115,000 9.250%,  12/15/2028
a
123,692
Credit Agricole SA
44,000 8.125%,  12/23/2025
a,c,j
44,880
42,000 3.250%,  1/14/2030
a
37,280
Credit Suisse Group AG
24,000 7.250%,  9/12/2025
a,c,j,k
2,640
54,000 7.500%,  12/11/2028
*,c,j,k
5,940
Dai-ichi Life Insurance Company,
Ltd.
75,000 5.100%,  10/28/2024
a,c,j
74,319
Deutsche Bank AG/New York, NY
143,000 2.129%,  11/24/2026
c
134,851
90,000 2.311%,  11/16/2027
c
82,284
51,000 6.819%,  11/20/2029
c
53,316
68,000 3.742%,  1/7/2033
c
56,168
Discover Bank
84,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
c
83,561
Discover Financial Services
22,000 6.700%,  11/29/2032 23,255
Diversified Healthcare Trust
45,000 Zero Coupon,  1/15/2026
a
38,202
Drawbridge Special Opportunities
Fund, LP
170,000 3.875%,  2/15/2026
a
158,936
Elevance Health, Inc.
62,000 5.350%,  10/15/2025 62,033
133,000 2.550%,  3/15/2031 113,627

Opportunity Income Plus Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (85.1%) Value
Financials (14.0%) - continued
Enact Holdings, Inc.
$ 78,000 6.500%,  8/15/2025
a
$ 77,984
Encore Capital Group, Inc.,
Convertible
32,000 4.000%,  3/15/2029 29,920
Extra Space Storage, LP
38,000 5.900%,  1/15/2031 39,315
41,000 2.400%,  10/15/2031 33,732
Fairfax Financial Holdings, Ltd.
50,000 6.350%,  3/22/2054
a
51,005
Federal Realty OP, LP, Convertible
41,000 3.250%,  1/15/2029
a
39,790
Fifth Third Bancorp
40,000 4.500%,  9/30/2025
c,j
38,527
40,000 4.772%,  7/28/2030
c
38,507
Fifth Third Bank NA
111,000 3.850%,  3/15/2026 106,896
First Horizon Bank
62,000 5.750%,  5/1/2030
g
58,665
FirstCash, Inc.
76,000 5.625%,  1/1/2030
a
72,220
Fortress Transportation and
Infrastructure Investors, LLC
57,000 6.500%,  10/1/2025
a
56,915
51,000 9.750%,  8/1/2027
a
52,807
7,000 5.500%,  5/1/2028
a
6,782
Freedom Mortgage Corporation
40,000 7.625%,  5/1/2026
a
39,938
33,000 12.000%,  10/1/2028
a
35,970
Freedom Mortgage Holdings, LLC
32,000 9.250%,  2/1/2029
a
32,750
FS KKR Capital Corporation
41,000 3.400%,  1/15/2026 38,908
42,000 2.625%,  1/15/2027
g
38,100
GGAM Finance, Ltd.
39,000 8.000%,  6/15/2028
a
40,729
31,000 6.875%,  4/15/2029
a
31,116
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
115,000 3.750%,  12/15/2027
a
98,404
goeasy, Ltd.
65,000 9.250%,  12/1/2028
a
69,303
Goldman Sachs BDC, Inc.
26,000 6.375%,  3/11/2027 26,194
Goldman Sachs Group, Inc.
36,000 5.500%,  8/10/2024
c,j
35,692
62,000 0.855%,  2/12/2026
c
59,388
75,000 3.650%,  8/10/2026
c,j
68,502
45,000 4.125%,  11/10/2026
c,j
41,768
135,000 1.948%,  10/21/2027
c
124,095
45,000 2.640%,  2/24/2028
c
41,912
132,000 3.615%,  3/15/2028
c
126,263
86,000 4.482%,  8/23/2028
c
84,077
84,000 3.814%,  4/23/2029
c
79,630
42,000 3.800%,  3/15/2030 39,333
42,000 2.615%,  4/22/2032
c
35,249
42,000 2.383%,  7/21/2032
c
34,455
Hartford Financial Services Group,
Inc.
42,000 2.800%,  8/19/2029 37,686
64,000
7.694%,  (TSFR3M +
2.387%), 2/12/2047
a,c
56,934
Principal
Amount Long-Term Fixed Income (85.1%) Value
Financials (14.0%) - continued
HAT Holdings I, LLC/HAT Holdings
II, LLC, Convertible
$ 3,000 Zero Coupon,  5/1/2025
a
$ 3,064
45,000 3.750%,  8/15/2028
a
53,046
HSBC Holdings plc
24,000 6.375%,  3/30/2025
c,j
23,830
49,000 2.633%,  11/7/2025
c
48,038
37,000 1.645%,  4/18/2026
c
35,439
49,000 1.589%,  5/24/2027
c
45,088
106,000 2.251%,  11/22/2027
c
97,693
118,000 4.583%,  6/19/2029
c
114,509
81,000 4.600%,  12/17/2030
c,j
68,524
50,000 2.804%,  5/24/2032
c
41,945
HUB International, Ltd.
146,000 5.625%,  12/1/2029
a
136,893
35,000 7.375%,  1/31/2032
a
35,236
Huntington Bancshares, Inc./OH
66,000 4.450%,  10/15/2027
c,j
59,809
77,000 5.709%,  2/2/2035
c
76,778
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
54,000 6.375%,  12/15/2025 53,563
55,000 6.250%,  5/15/2026 53,093
92,000 5.250%,  5/15/2027 83,144
ING Groep NV
84,000 1.726%,  4/1/2027
c
77,966
Intercontinental Exchange, Inc.
67,000 4.350%,  6/15/2029 65,225
Intesa Sanpaolo SPA
47,000 4.198%,  6/1/2032
a,c
39,294
Invitation Homes Operating
Partnership, LP
72,000 2.000%,  8/15/2031 57,210
J.P. Morgan Chase & Company
44,000
8.868%,  (TSFR3M +
3.562%), 5/1/2024
c,j
43,924
109,000 5.000%,  8/1/2024
c,j
108,644
66,000 4.600%,  2/1/2025
c,j
64,885
117,000 1.561%,  12/10/2025
c
113,751
44,000 2.083%,  4/22/2026
c
42,397
50,000 3.650%,  6/1/2026
c,j
47,487
129,000 1.045%,  11/19/2026
c
120,279
84,000 1.578%,  4/22/2027
c
77,878
105,000 2.947%,  2/24/2028
c
98,657
126,000 4.005%,  4/23/2029
c
120,774
41,000 2.069%,  6/1/2029
c
36,369
168,000 4.493%,  3/24/2031
c
162,423
45,000 2.963%,  1/25/2033
c
38,422
39,000 4.912%,  7/25/2033
c
38,187
42,000 5.717%,  9/14/2033
c
42,838
30,000 5.350%,  6/1/2034
c
30,116
25,000 6.254%,  10/23/2034
c
26,710
16,000 5.336%,  1/23/2035
c
16,063
J.P. Morgan Chase Bank NA
77,000 5.110%,  12/8/2026 77,221
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
39,000 5.000%,  8/15/2028
a
35,864
Jefferson Capital Holdings, LLC
33,000 6.000%,  8/15/2026
a
32,380
80,000 9.500%,  2/15/2029
a
81,891
KeyBank NA/Cleveland, OH
63,000 3.900%,  4/13/2029 56,568
82,000 5.000%,  1/26/2033 76,009

Opportunity Income Plus Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (85.1%) Value
Financials (14.0%) - continued
Kilroy Realty, LP
$ 55,000 4.250%,  8/15/2029 $ 50,477
20,000 6.250%,  1/15/2036 19,536
Kite Realty Group, LP
16,000 5.500%,  3/1/2034 15,899
Ladder Capital Finance Holdings,
LLLP/Ladder Capital Finance
Corporation
39,000 4.250%,  2/1/2027
a
36,488
68,000 4.750%,  6/15/2029
a
61,814
LD Holdings Group, LLC
28,000 6.125%,  4/1/2028
a,g
23,204
Lincoln National Corporation
40,000
7.938%,  (TSFR3M +
2.619%), 5/17/2024
c
32,008
Lloyds Banking Group plc
124,000 1.627%,  5/11/2027
c
114,164
M&T Bank Corporation
86,000 3.500%,  9/1/2026
c,j
65,963
Macquarie Airfinance Holdings,
Ltd.
82,000 6.400%,  3/26/2029
a
83,297
Macquarie Group, Ltd.
83,000 1.629%,  9/23/2027
a,c
75,309
Manufacturers & Traders Trust
Company
87,000 4.700%,  1/27/2028 83,825
Marsh & McLennan Companies,
Inc.
45,000 2.375%,  12/15/2031 37,527
MetLife, Inc.
54,000 3.850%,  9/15/2025
c,j
51,905
39,000 5.875%,  3/15/2028
c,j
38,882
50,000 6.400%,  12/15/2036 51,198
Metropolitan Life Global Funding I
68,000 2.950%,  4/9/2030
a
60,323
Mid-America Apartments, LP
84,000 4.200%,  6/15/2028 81,840
Mitsubishi UFJ Financial Group,
Inc.
49,000 1.412%,  7/17/2025 46,599
81,000 1.538%,  7/20/2027
c
74,603
Mizuho Financial Group, Inc.
111,000 1.554%,  7/9/2027
c
102,052
84,000 2.564%,  9/13/2031 68,763
39,000 5.748%,  7/6/2034
c
40,274
Molina Healthcare, Inc.
100,000 4.375%,  6/15/2028
a
94,003
Morgan Stanley
36,000 2.720%,  7/22/2025
c
35,636
82,000 1.164%,  10/21/2025
c
79,843
29,000 5.000%,  11/24/2025 28,821
115,000 2.630%,  2/18/2026
c
111,930
61,000 0.985%,  12/10/2026
c
56,514
84,000 1.593%,  5/4/2027
c
77,699
82,000 1.512%,  7/20/2027
c
75,260
30,000 5.123%,  2/1/2029
c
29,927
201,000 3.622%,  4/1/2031
c
184,342
45,000 2.943%,  1/21/2033
c
38,247
40,000 4.889%,  7/20/2033
c
38,795
43,000 5.250%,  4/21/2034
c
42,664
85,000 2.484%,  9/16/2036
c
67,225
Principal
Amount Long-Term Fixed Income (85.1%) Value
Financials (14.0%) - continued
MPT Operating Partnership, LP/
MPT Finance Corporation
$ 52,000 5.250%,  8/1/2026
g
$ 47,602
75,000 4.625%,  8/1/2029
g
57,560
Nasdaq, Inc.
31,000 5.350%,  6/28/2028 31,400
Nationstar Mortgage Holdings,
Inc.
104,000 6.000%,  1/15/2027
a
102,525
NatWest Group plc
42,000 4.892%,  5/18/2029
c
41,109
63,000 3.754%,  11/1/2029
c
61,930
83,000 6.475%,  6/1/2034
c
84,368
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
45,000 4.500%,  9/30/2028
a
38,514
New York Life Global Funding
44,000 4.550%,  1/28/2033
a
42,446
27,000 5.000%,  1/9/2034
a
26,712
Nippon Life Insurance Company
123,000 5.100%,  10/16/2044
a,c
122,171
NNN REIT, Inc.
42,000 2.500%,  4/15/2030 35,941
Nomura Holdings, Inc.
62,000 2.172%,  7/14/2028 54,556
Northern Trust Corporation
63,000 4.000%,  5/10/2027 61,377
Office Properties Income Trust
41,000 2.650%,  6/15/2026 23,688
Omega Healthcare Investors, Inc.
43,000 4.750%,  1/15/2028 41,514
42,000 3.375%,  2/1/2031 35,850
OneMain Finance Corporation
127,000 3.500%,  1/15/2027 117,894
134,000 3.875%,  9/15/2028 119,538
Osaic Holdings, Inc.
23,000 10.750%,  8/1/2027
a
23,780
Panther Escrow Issuer, LLC
109,000 7.125%,  6/1/2031
a,f
110,821
Park Intermediate Holdings, LLC
153,000 4.875%,  5/15/2029
a
142,278
Pebblebrook Hotel Trust,
Convertible
93,000 1.750%,  12/15/2026 83,412
Pine Street Trust I
42,000 4.572%,  2/15/2029
a
39,918
PNC Bank NA
42,000 2.700%,  10/22/2029 36,466
PNC Financial Services Group,
Inc.
82,000 5.671%,  10/28/2025
c
81,985
50,000 3.400%,  9/15/2026
c,j
43,702
40,000 6.200%,  9/15/2027
c,j
39,896
31,000 5.582%,  6/12/2029
c
31,378
51,000 6.250%,  3/15/2030
c,j
49,428
30,000 6.875%,  10/20/2034
c
32,851
PRA Group, Inc.
19,000 7.375%,  9/1/2025
a
18,966
117,000 8.375%,  2/1/2028
a
116,439
Principal Life Global Funding II
62,000 1.250%,  8/16/2026
a
56,322

Opportunity Income Plus Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (85.1%) Value
Financials (14.0%) - continued
Prologis Targeted US Logistics
Fund, LP
$ 46,000 5.250%,  4/1/2029
a
$ 45,868
Prologis, LP
41,000 5.250%,  3/15/2054 40,266
27,000 3.375%,  12/15/2027 25,623
Provident Financing Trust I
22,000 7.405%,  3/15/2038 24,171
Prudential Financial, Inc.
45,000 5.125%,  3/1/2052
c
42,180
38,000 6.750%,  3/1/2053
c
39,527
116,000 6.500%,  3/15/2054
c
117,604
22,000 3.700%,  10/1/2050
c
19,230
Public Storage Operating
Company
31,000 5.100%,  8/1/2033 31,135
QBE Insurance Group, Ltd.
19,000 5.875%,  5/12/2025
a,c,g,j
18,808
Quicken Loans, LLC
88,000 3.875%,  3/1/2031
a
76,666
Realty Income Corporation
41,000 4.875%,  6/1/2026 40,750
68,000 3.200%,  1/15/2027 64,290
63,000 3.950%,  8/15/2027 61,056
Redwood Trust, Inc., Convertible
5,000 7.750%,  6/15/2027 4,787
Regency Centers, LP
45,000 5.250%,  1/15/2034 44,829
Regions Financial Corporation
45,000 2.250%,  5/18/2025 43,266
44,000 5.750%,  6/15/2025
c,j
43,345
Reinsurance Group of America,
Inc.
35,000 6.000%,  9/15/2033 36,295
RGA Global Funding
26,000 5.500%,  1/11/2031
a
26,071
RHP Hotel Properties, LP/RHP
Finance Corporation
79,000 7.250%,  7/15/2028
a
81,355
RLJ Lodging Trust, LP
49,000 3.750%,  7/1/2026
a
46,663
102,000 4.000%,  9/15/2029
a
89,915
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
95,000 3.625%,  3/1/2029
a
85,457
Santander Holdings USA, Inc.
84,000 3.450%,  6/2/2025 81,653
47,000 2.490%,  1/6/2028
c
42,714
Santander UK Group Holdings plc
81,000 1.673%,  6/14/2027
c
74,097
Service Properties Trust
36,000 7.500%,  9/15/2025 36,485
19,000 5.250%,  2/15/2026 18,380
45,000 8.625%,  11/15/2031
a
47,990
Simon Property Group, LP
82,000 2.650%,  7/15/2030 71,612
35,000 6.250%,  1/15/2034 37,427
SLM Corporation
50,000 4.200%,  10/29/2025 48,792
Societe Generale SA
48,000 2.625%,  10/16/2024
a
47,175
49,000 1.488%,  12/14/2026
a,c
45,520
Principal
Amount Long-Term Fixed Income (85.1%) Value
Financials (14.0%) - continued
Standard Chartered plc
$ 25,000 6.000%,  7/26/2025
a,c,g,j
$ 24,654
66,000 2.608%,  1/12/2028
a,c
60,828
Starwood Property Trust, Inc.,
Convertible
38,000 6.750%,  7/15/2027
g
40,280
State Street Corporation
31,000 5.272%,  8/3/2026 31,167
26,000 6.700%,  3/15/2029
c,j
26,383
42,000 4.421%,  5/13/2033
c
40,105
Sumitomo Life Insurance Company
85,000 3.375%,  4/15/2081
a,c
73,551
Sumitomo Mitsui Financial Group,
Inc.
66,000 2.174%,  1/14/2027 61,122
63,000 2.142%,  9/23/2030 52,182
59,000 5.766%,  1/13/2033 61,476
Sumitomo Mitsui Trust Bank, Ltd.
41,000 1.050%,  9/12/2025
a
38,562
Summit Hotel Properties, Inc.,
Convertible
38,000 1.500%,  2/15/2026 33,839
Synchrony Financial
42,000 4.250%,  8/15/2024 41,729
40,000 7.250%,  2/2/2033 39,712
Synovus Bank
43,000 5.625%,  2/15/2028 41,757
Toronto-Dominion Bank
35,000 8.125%,  10/31/2082
c
36,710
46,000 5.156%,  1/10/2028 46,295
53,000 5.523%,  7/17/2028 54,128
42,000 4.456%,  6/8/2032
g
40,223
Truist Bank
42,000 2.250%,  3/11/2030 34,954
Truist Financial Corporation
74,000 6.047%,  6/8/2027
c
74,999
42,000 1.887%,  6/7/2029
c
36,457
90,000 5.100%,  3/1/2030
c,j
83,722
25,000 5.711%,  1/24/2035
c
25,108
U.S. Bancorp
62,000 5.727%,  10/21/2026
c
62,335
59,000 4.548%,  7/22/2028
c
57,825
15,000 5.836%,  6/12/2034
c
15,289
46,000 5.678%,  1/23/2035
c
46,448
UBS Group AG
39,000 2.593%,  9/11/2025
a,c
38,446
75,000 2.193%,  6/5/2026
a,c
71,905
55,000 4.875%,  2/12/2027
a,c,j
50,502
83,000 3.869%,  1/12/2029
a,c
78,488
UDR, Inc.
94,000 3.000%,  8/15/2031 81,594
United Wholesale Mortgage, LLC
31,000 5.500%,  11/15/2025
a
30,721
78,000 5.500%,  4/15/2029
a
73,772
UnitedHealth Group, Inc.
106,000 5.375%,  4/15/2054 107,808
85,000 4.200%,  5/15/2032 80,780
USB Realty Corporation
44,000
6.723%,  (TSFR3M +
1.409%), 1/15/2027
a,c,j
33,864
Ventas Realty, LP
34,000 3.750%,  5/1/2024 33,942

Opportunity Income Plus Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (85.1%) Value
Financials (14.0%) - continued
Ventas Realty, LP, Convertible
$ 48,000 3.750%,  6/1/2026
a
$ 47,904
Vornado Realty, LP
28,000 3.400%,  6/1/2031 22,160
Wells Fargo & Company
80,000 2.406%,  10/30/2025
c
78,476
65,000 3.900%,  3/15/2026
c,j
61,843
6,000 2.188%,  4/30/2026
c
5,778
50,000
6.076%,  (TSFR3M +
0.762%), 1/15/2027
c
48,712
46,000 3.526%,  3/24/2028
c
43,782
99,000 3.584%,  5/22/2028
c
94,121
59,000 4.808%,  7/25/2028
c
58,134
49,000 7.625%,  9/15/2028
c,g,j
52,367
230,000 4.478%,  4/4/2031
c
220,229
30,000 5.389%,  4/24/2034
c
29,813
28,000 6.491%,  10/23/2034
c
30,032
136,000 5.499%,  1/23/2035
c
136,320
Wells Fargo Bank NA
54,000 4.811%,  1/15/2026 53,722
Welltower OP, LLC, Convertible
74,000 2.750%,  5/15/2028
a
82,369
Westpac Banking Corporation
63,000 4.110%,  7/24/2034
c
58,191
Willis North America, Inc.
33,000 5.900%,  3/5/2054 33,407
84,000 4.500%,  9/15/2028 81,842
XHR, LP
49,000 6.375%,  8/15/2025
a
49,062
56,000 4.875%,  6/1/2029
a
51,849
Total 22,741,471
Foreign Government (<0.1%)
NBN Company, Ltd.
74,000 2.625%,  5/5/2031
a
62,946
Total 62,946
Mortgage-Backed Securities (12.8%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
884,724 2.500%,  5/1/2051 738,935
648,677 3.500%,  5/1/2052 580,850
400,614 4.000%,  5/1/2052 374,021
964,631 3.500%,  6/1/2052 864,376
288,717 5.000%,  7/1/2053 283,541
72,084 5.000%,  8/1/2053 71,017
243,142 5.500%,  9/1/2053 244,198
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
421,225 2.500%,  7/1/2030 395,955
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
1,000,000 4.500%,  4/1/2039
f
984,487
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
261,099 3.500%,  5/1/2040 244,344
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
1,182,992 3.000%,  1/1/2052 1,026,090
Principal
Amount Long-Term Fixed Income (85.1%) Value
Mortgage-Backed Securities (12.8%) -
continued
$ 83,671 2.000%,  2/1/2051 $ 67,053
117,046 2.000%,  2/1/2051 93,799
489,348 2.500%,  2/1/2051 404,790
1,026,317 2.000%,  3/1/2051 815,295
1,222,376 4.000%,  3/1/2051 1,153,277
1,171,661 3.000%,  3/1/2052 1,011,181
748,437 2.000%,  4/1/2051 595,731
723,133 3.000%,  4/1/2051 625,599
758,088 3.000%,  5/1/2050 659,671
125,339 2.000%,  5/1/2051 99,961
384,278 3.000%,  5/1/2051 337,398
362,506 4.000%,  6/1/2052 336,224
697,779 2.500%,  7/1/2051 584,816
1,004,555 4.000%,  7/1/2052 931,779
207,029 3.500%,  8/1/2050 188,585
135,671 4.500%,  8/1/2052 129,712
96,641 5.000%,  8/1/2053 95,115
216,214 3.500%,  9/1/2052
f
194,612
478,980 3.500%,  9/1/2052 431,125
67,950 5.000%,  9/1/2052 66,461
418,430 4.500%,  9/1/2053 399,077
357,253 4.000%,  10/1/2052 332,075
123,641 2.000%,  11/1/2051 98,737
571,094 2.000%,  12/1/2050 456,966
1,213,583 4.500%,  12/1/2052 1,164,194
2,350,000 5.500%,  4/1/2042
f
2,338,335
150,000 4.500%,  4/1/2049
f
142,833
400,000 5.000%,  4/1/2049
f
390,265
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
418,575 2.500%,  3/1/2062 335,011
351,951 3.500%,  7/1/2061 308,879
170,036 4.000%,  12/1/2061 155,555
Total 20,751,925
Technology (3.5%)
Advanced Micro Devices, Inc.
42,000 3.924%,  6/1/2032 39,500
Akamai Technologies, Inc.,
Convertible
36,000 0.125%,  5/1/2025 42,462
39,000 0.375%,  9/1/2027 41,047
26,000 1.125%,  2/15/2029
a
26,663
Analog Devices, Inc.
20,000 2.100%,  10/1/2031 16,586
Apple, Inc.
90,000 1.650%,  2/8/2031 74,740
173,000 3.750%,  9/12/2047 142,628
AthenaHealth Group, Inc.
145,000 6.500%,  2/15/2030
a,g
132,620
Block, Inc., Convertible
16,000 0.125%,  3/1/2025
g
16,360
91,000 0.250%,  11/1/2027 75,849
Broadcom Corporation/Broadcom
Cayman Finance, Ltd.
63,000 3.875%,  1/15/2027 61,074
Broadcom, Inc.
46,000 4.000%,  4/15/2029
a
43,819
Cisco Systems, Inc.
69,000 5.350%,  2/26/2064 70,715
Cloud Software Group, Inc.
208,000 6.500%,  3/31/2029
a
197,384

Opportunity Income Plus Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (85.1%) Value
Technology (3.5%) - continued
$ 75,000 9.000%,  9/30/2029
a
$ 71,934
CommScope, Inc.
65,000 7.125%,  7/1/2028
a
25,712
Consensus Cloud Solutions, Inc.
19,000 6.000%,  10/15/2026
a
18,059
CoreLogic, Inc.
23,000 4.500%,  5/1/2028
a
20,623
CSG Systems International, Inc.,
Convertible
46,000 3.875%,  9/15/2028
a
45,268
Dayforce, Inc., Convertible
24,000 0.250%,  3/15/2026 21,960
Dell International, LLC/EMC
Corporation
32,000 5.300%,  10/1/2029 32,393
Dell, Inc.
45,000 6.500%,  4/15/2038 48,209
Euronet Worldwide, Inc.,
Convertible
38,000 0.750%,  3/15/2049
g
36,841
Fiserv, Inc.
68,000 2.750%,  7/1/2024 67,493
67,000 5.350%,  3/15/2031 67,781
22,000 5.600%,  3/2/2033 22,429
67,000 5.450%,  3/15/2034 67,859
Gen Digital, Inc.
3,000 6.750%,  9/30/2027
a
3,043
47,000 7.125%,  9/30/2030
a
48,290
Global Payments, Inc.
42,000 5.950%,  8/15/2052 41,900
17,000 2.650%,  2/15/2025 16,562
65,000 4.950%,  8/15/2027 64,480
42,000 3.200%,  8/15/2029 37,734
Global Payments, Inc., Convertible
88,000 1.500%,  3/1/2031
a
93,016
IBM International Capital Private,
Ltd.
33,000 5.300%,  2/5/2054 32,224
II-VI, Inc.
43,000 5.000%,  12/15/2029
a
40,499
Intel Corporation
64,000 5.600%,  2/21/2054 65,209
88,000 5.125%,  2/10/2030 89,338
InterDigital, Inc., Convertible
73,000 3.500%,  6/1/2027 104,656
Iron Mountain, Inc.
38,000 4.875%,  9/15/2027
a
36,740
120,000 5.000%,  7/15/2028
a
114,802
119,000 4.875%,  9/15/2029
a
111,645
170,000 4.500%,  2/15/2031
a
153,380
Jabil, Inc.
43,000 5.450%,  2/1/2029 43,216
Lumentum Holdings, Inc.,
Convertible
118,000 0.500%,  6/15/2028
g
91,068
19,000 1.500%,  12/15/2029
a
17,851
Marvell Technology, Inc.
42,000 2.950%,  4/15/2031 36,285
Mastercard, Inc.
46,000 2.000%,  11/18/2031 38,019
McAfee Corporation
39,000 7.375%,  2/15/2030
a
35,765
Principal
Amount Long-Term Fixed Income (85.1%) Value
Technology (3.5%) - continued
Microchip Technology, Inc.
$ 20,000 5.050%,  3/15/2029 $ 20,003
Microchip Technology, Inc.,
Convertible
86,000 0.125%,  11/15/2024
g
91,246
Micron Technology, Inc.
27,000 5.300%,  1/15/2031 27,156
Moody's Corporation
43,000 4.250%,  8/8/2032 40,910
NCR Atleos Corporation
31,000 9.500%,  4/1/2029
a
33,158
NCR Voyix Corporation
145,000 5.125%,  4/15/2029
a
134,481
Neptune Bidco US, Inc.
79,000 9.290%,  4/15/2029
a
74,700
Newfold Digital Holdings Group,
Inc.
23,000 11.750%,  10/15/2028
a
24,896
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
21,000 2.700%,  5/1/2025 20,378
42,000 4.300%,  6/18/2029 40,471
ON Semiconductor Corporation,
Convertible
61,000 Zero Coupon,  5/1/2027 89,579
4,000 0.500%,  3/1/2029 3,936
Open Text Corporation
81,000 3.875%,  12/1/2029
a
72,171
115,000 4.125%,  2/15/2030
a
103,026
Oracle Corporation
121,000 6.900%,  11/9/2052 139,229
142,000 2.950%,  4/1/2030 126,358
63,000 6.250%,  11/9/2032 67,406
PayPal Holdings, Inc.
42,000 2.850%,  10/1/2029 37,981
59,000 2.300%,  6/1/2030 50,889
Pitney Bowes, Inc.
19,000 6.875%,  3/15/2027
a
17,349
Progress Software Corporation,
Convertible
22,000 1.000%,  4/15/2026 22,770
PTC, Inc.
65,000 3.625%,  2/15/2025
a
63,643
85,000 4.000%,  2/15/2028
a
79,438
RingCentral, Inc.
86,000 8.500%,  8/15/2030
a
89,417
S&P Global, Inc.
46,000 2.900%,  3/1/2032 40,088
Salesforce.com, Inc.
116,000 1.950%,  7/15/2031 96,293
Seagate HDD Cayman
54,000 8.500%,  7/15/2031
a
58,356
93,155 9.625%,  12/1/2032 106,131
Semtech Corporation, Convertible
34,000 1.625%,  11/1/2027
g
33,425
9,000 4.000%,  11/1/2028
a
13,700
Sensata Technologies, Inc.
113,000 3.750%,  2/15/2031
a
97,745
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
40,000 4.625%,  11/1/2026
a
38,674
SS&C Technologies, Inc.
111,000 5.500%,  9/30/2027
a
108,531

Opportunity Income Plus Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (85.1%) Value
Technology (3.5%) - continued
Texas Instruments, Inc.
$ 30,000 5.150%,  2/8/2054 $ 30,115
UKG, Inc.
80,000 6.875%,  2/1/2031
a
81,498
Verint Systems, Inc., Convertible
55,000 0.250%,  4/15/2026
g
51,563
Viavi Solutions, Inc.
106,000 3.750%,  10/1/2029
a
90,947
Viavi Solutions, Inc., Convertible
30,000 1.625%,  3/15/2026 29,100
Vishay Intertechnology, Inc.,
Convertible
84,000 2.250%,  9/15/2030
a
80,220
VMware, LLC
82,000 1.400%,  8/15/2026 74,887
61,000 2.200%,  8/15/2031 49,641
Western Digital Corporation,
Convertible
93,000 3.000%,  11/15/2028
a
136,292
Xerox Holdings Corporation
10,000 5.000%,  8/15/2025
a
9,867
57,000 5.500%,  8/15/2028
a
51,897
Xilinx, Inc.
24,000 2.375%,  6/1/2030 20,824
Ziff Davis, Inc., Convertible
65,000 1.750%,  11/1/2026 61,503
Total 5,675,618
Transportation (1.1%)
Air Transport Services Group, Inc.,
Convertible
42,000 3.875%,  8/15/2029
a,g
34,746
American Airlines Group, Inc.
33,000 3.750%,  3/1/2025
a
32,084
American Airlines, Inc.
56,000 8.500%,  5/15/2029
a
59,162
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
242,250 5.500%,  4/20/2026
a
240,600
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
52,000 5.375%,  3/1/2029
a
48,464
Canadian Pacific Railway
Company
89,000 1.750%,  12/2/2026 81,747
Delta Air Lines, Inc.
91,000 4.375%,  4/19/2028 88,294
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
55,458 4.500%,  10/20/2025
a
54,894
ERAC USA Finance, LLC
59,000 3.850%,  11/15/2024
a
58,349
51,000 5.200%,  10/30/2034
a
50,849
Hawaiian Brand Intellectual
Property, Ltd.
62,000 5.750%,  1/20/2026
a
58,184
Hertz Corporation
45,000 4.625%,  12/1/2026
a
40,839
50,000 5.000%,  12/1/2029
a,g
38,638
Mileage Plus Holdings, LLC
81,900 6.500%,  6/20/2027
a
82,352
Norfolk Southern Corporation
65,000 4.450%,  3/1/2033 62,357
Principal
Amount Long-Term Fixed Income (85.1%) Value
Transportation (1.1%) - continued
Penske Truck Leasing Company,
LP/PTL Finance Corporation
$ 41,000 1.200%,  11/15/2025
a
$ 38,248
31,000 5.750%,  5/24/2026
a
31,224
42,000 1.700%,  6/15/2026
a
38,736
Rand Parent, LLC
100,000 8.500%,  2/15/2030
a,g
99,026
RXO, Inc.
118,000 7.500%,  11/15/2027
a
121,098
Ryder System, Inc.
51,000 2.850%,  3/1/2027 47,807
Southwest Airlines Company
42,000 5.125%,  6/15/2027 41,917
Southwest Airlines Company,
Convertible
84,000 1.250%,  5/1/2025 85,008
Spirit Loyalty Cayman, Ltd.
27,000 8.000%,  9/20/2025
a
20,496
Stena International SA
65,000 7.250%,  1/15/2031
a
64,834
United Airlines, Inc.
112,000 4.375%,  4/15/2026
a
108,275
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
27,000 7.875%,  5/1/2027
a
22,826
127,000 6.375%,  2/1/2030
a,g
93,615
Total 1,844,669
U.S. Government & Agencies (4.5%)
U.S. Treasury Bonds
900,000 4.750%,  11/15/2053 960,750
2,025,000 3.375%,  8/15/2042 1,749,094
U.S. Treasury Notes
1,000,000 4.250%,  12/31/2025 991,758
300,000 4.125%,  7/31/2028 298,125
500,000 4.125%,  11/15/2032 496,582
2,532,000 3.375%,  5/15/2033 2,371,969
400,000 4.500%,  11/15/2033 408,875
Total 7,277,153
Utilities (3.2%)
AEP Texas, Inc.
43,000 4.700%,  5/15/2032 41,040
AES Corporation
81,000 3.950%,  7/15/2030
a
73,669
Algonquin Power & Utilities
Corporation
30,000 4.750%,  1/18/2082
c
26,447
Alliant Energy Corporation,
Convertible
33,000 3.875%,  3/15/2026 32,455
Ameren Corporation
52,000 1.750%,  3/15/2028 45,910
American Electric Power
Company, Inc.
37,000 5.200%,  1/15/2029 37,087
42,000 2.300%,  3/1/2030 35,732
22,000 5.625%,  3/1/2033 22,336
American Water Capital
Corporation
49,000 5.450%,  3/1/2054 49,418

Opportunity Income Plus Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (85.1%) Value
Utilities (3.2%) - continued
American Water Capital
Corporation, Convertible
$ 39,000 3.625%,  6/15/2026
a
$ 38,083
Arizona Public Service Company
37,000 5.550%,  8/1/2033 37,416
Atmos Energy Corporation
30,000 5.900%,  11/15/2033 31,824
Calpine Corporation
101,000 4.500%,  2/15/2028
a
95,796
CenterPoint Energy, Inc.
34,000 2.500%,  9/1/2024 33,560
62,000 1.450%,  6/1/2026 57,257
63,000 2.650%,  6/1/2031 53,360
CenterPoint Energy, Inc.,
Convertible
60,000 4.250%,  8/15/2026
a
59,430
CMS Energy Corporation,
Convertible
43,000 3.375%,  5/1/2028
a
42,290
Constellation Energy Generation,
LLC
51,000 5.750%,  3/15/2054 51,086
43,000 5.800%,  3/1/2033 44,323
Dominion Energy, Inc.
34,000 3.071%,  8/15/2024 33,633
45,000 4.350%,  1/15/2027
c,j
42,127
52,000 3.375%,  4/1/2030 47,257
DTE Energy Company
64,000 4.220%,  11/1/2024 63,409
39,000 4.875%,  6/1/2028 38,559
Duke Energy Carolinas, LLC
88,000 5.400%,  1/15/2054 87,576
Duke Energy Corporation
50,000 3.250%,  1/15/2082
c
44,432
24,000 4.875%,  9/16/2024
c,j
23,791
107,000 2.450%,  6/1/2030 92,151
43,000 4.500%,  8/15/2032 40,762
35,000 5.750%,  9/15/2033 35,954
Duke Energy Corporation,
Convertible
102,000 4.125%,  4/15/2026
a
100,776
Duke Energy Ohio, Inc.
33,000 5.550%,  3/15/2054 32,914
Edison International
26,000 7.875%,  6/15/2054
c
26,710
58,000 4.950%,  4/15/2025 57,533
145,000 5.000%,  12/15/2026
c,j
137,373
Enel Finance International NV
81,000 1.375%,  7/12/2026
a
74,096
Entergy Corporation
41,000 0.900%,  9/15/2025 38,431
42,000 1.900%,  6/15/2028 37,064
Evergy, Inc.
35,000 2.450%,  9/15/2024 34,455
Evergy, Inc., Convertible
65,000 4.500%,  12/15/2027
a
66,072
Eversource Energy
73,000 4.600%,  7/1/2027 71,749
Exelon Corporation
137,000 5.600%,  3/15/2053 136,745
42,000 4.050%,  4/15/2030 39,609
Fells Point Funding Trust
100,000 3.046%,  1/31/2027
a
93,822
Principal
Amount Long-Term Fixed Income (85.1%) Value
Utilities (3.2%) - continued
FirstEnergy Corporation,
Convertible
$ 108,000 4.000%,  5/1/2026
a
$ 107,352
Georgia Power Company
27,000 4.950%,  5/17/2033 26,621
ITC Holdings Corporation
42,000 4.950%,  9/22/2027
a
41,699
Jersey Central Power & Light
Company
86,000 2.750%,  3/1/2032
a
71,458
MidAmerican Energy Company
133,000 5.300%,  2/1/2055 131,564
National Rural Utilities Cooperative
Finance Corporation
22,000 4.850%,  2/7/2029 21,981
NextEra Energy Capital Holdings,
Inc.
65,000 3.800%,  3/15/2082
c
58,970
42,000 6.051%,  3/1/2025 42,160
55,000 5.749%,  9/1/2025 55,236
42,000 2.250%,  6/1/2030 35,762
NextEra Energy Operating
Partners, LP
147,000 3.875%,  10/15/2026
a
137,094
NextEra Energy Partners, LP,
Convertible
88,000 Zero Coupon,  11/15/2025
a,g
78,100
NiSource, Inc.
42,000 2.950%,  9/1/2029 37,931
Northern States Power Company/
MN
31,000 5.400%,  3/15/2054 31,218
NRG Energy, Inc.
53,000 2.000%,  12/2/2025
a
49,742
39,000 10.250%,  3/15/2028
a,c,j
41,836
38,000 3.375%,  2/15/2029
a
33,760
60,000 5.250%,  6/15/2029
a
57,361
NRG Energy, Inc., Convertible
75,000 2.750%,  6/1/2048 124,087
Pacific Gas and Electric Company
33,000 6.750%,  1/15/2053 35,946
67,000 5.550%,  5/15/2029 67,585
69,000 6.950%,  3/15/2034 75,539
PG&E Corporation
130,000 5.000%,  7/1/2028 125,198
PG&E Corporation, Convertible
89,000 4.250%,  12/1/2027
a
89,400
PPL Capital Funding, Inc.,
Convertible
63,000 2.875%,  3/15/2028 60,291
Public Service Enterprise Group,
Inc.
30,000 5.875%,  10/15/2028 30,889
42,000 1.600%,  8/15/2030 33,907
San Diego Gas & Electric
Company
33,000 5.550%,  4/15/2054 33,474
Sempra
65,000 4.125%,  4/1/2052
c
59,966
44,000 4.875%,  10/15/2025
c,j
43,052
Southern California Edison
Company
21,000 5.950%,  11/1/2032 22,022

Opportunity Income Plus Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (85.1%) Value
Utilities (3.2%) - continued
Southern Company
$ 42,000 4.475%,  8/1/2024 $ 41,791
40,000 5.700%,  10/15/2032 41,234
41,000 4.000%,  1/15/2051
c
39,416
92,000 3.750%,  9/15/2051
c
86,002
Southern Company, Convertible
99,000 3.875%,  12/15/2025 98,505
TerraForm Power Operating, LLC
146,000 5.000%,  1/31/2028
a
139,052
Virginia Electric and Power
Company
52,000 5.350%,  1/15/2054 50,971
Vistra Operations Company, LLC
86,000 5.125%,  5/13/2025
a
85,239
248,000 5.000%,  7/31/2027
a
240,145
Xcel Energy, Inc.
51,000 4.000%,  6/15/2028 48,610
65,000 4.600%,  6/1/2032 61,123
Total 5,198,808
Total Long-Term Fixed Income
(cost $143,987,841) 138,371,976
Shares
Registered Investment
Companies ( 10 .0% ) Value
U.S. Affiliated  (8.8%)
1,781,318 Thrivent Core Emerging Markets
Debt Fund 14,357,427
Total 14,357,427
U.S. Unaffiliated  (1.2%)
24,084 Aberdeen Asia-Pacific Income
Fund, Inc. 67,435
7,475 AllianceBernstein Global High
Income Fund, Inc. 79,384
11,364 Allspring Income Opportunities
Fund 75,457
2,221 BlackRock Core Bond Trust 23,987
7,534 BlackRock Corporate High Yield
Fund, Inc. 73,758
8,215 BlackRock Credit Allocation
Income Trust 87,818
1,056 BlackRock Debt Strategies Fund,
Inc. 11,679
950 BlackRock Enhanced Equity
Dividend Trust 7,837
8,259 BlackRock Enhanced Global
Dividend Trust 86,389
3,250 BlackRock Enhanced International
Dividend Trust 17,973
300 BlackRock Floating Rate Income
Strategies Fund, Inc. 3,876
1,599 BlackRock Income Trust, Inc. 19,028
2,729 BlackRock Multi-Sector Income
Trust 43,337
6,567 Blackstone Strategic Credit 2027
Term Fund 78,147
8,014 Eaton Vance Limited Duration
Income Fund 78,137
1,402 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 11,440
5,787 First Trust High Income Long/Short
Fund 69,039
Shares
Registered Investment
Companies (10.0%) Value
U.S. Unaffiliated  (1.2%)- continued
1,597 Invesco Dynamic Credit
Opportunities Fund
e
$ 16,824
3,100 iShares Preferred and Income
Securities ETF 99,913
15,525 Nuveen Credit Strategies Income
Fund 86,474
4,125 Nuveen Preferred Income
Opportunities Fund 29,659
7,350 PGIM Global High Yield Fund, Inc. 87,906
7,821 PGIM High Yield Bond Fund, Inc. 101,595
1,852 Pimco Dynamic Income Fund
g
35,725
487 Tri-Continental Corporation 15,000
3,900 Vanguard Short-Term Corporate
Bond ETF 301,509
2,350 Virtus Convertible & Income Fund 7,849
4,605 Virtus Dividend, Interest &
Premium Strategy Fund 58,852
520 Virtus Equity & Convertible Income
Fund 11,643
11,614 Voya Global Equity Dividend &
Premium Opportunity Fund 61,554
18,103 Western Asset High Income
Opportunity Fund, Inc. 70,602
Total 1,819,826
Total Registered Investment
Companies (cost $18,359,893) 16,177,253
Shares
Collateral Held for Securities
Loaned ( 2 .7% ) Value
4,371,653 Thrivent Cash Management Trust 4,371,653
Total Collateral Held for
Securities Loaned
(cost $4,371,653) 4,371,653
Shares Preferred Stock ( 1 .1% ) Value
Communications Services (0.1%)
6,050 AT&T, Inc., 4.750%
j
121,665
3,500 Telephone and Data Systems, Inc.,
6.000%
j
55,965
Total 177,630
Energy (<0.1%)
825 Energy Transfer, LP, 7.600%
c,j
20,873
1,736 Nustar Logistics, LP, 12.310%
c
43,608
131 UGI Corporation, Convertible,
7.250%
g
7,616
Total 72,097
Financials (0.8%)
1,750 Aegon Funding Corporation II,
5.100% 37,922
3,700 Allstate Corporation, 5.100%
j
83,028
1,765 Apollo Global Management, Inc.,
Convertible, 6.750% 112,519
4,550 Bank of America Corporation,
4.250%
j
90,090
98 Bank of America Corporation,
Convertible, 7.250%
j
116,987
3,050 Capital One Financial Corporation,
5.000%
j
62,403
1,275 Equitable Holdings, Inc., 5.250%
j
29,108
3,700 J.P. Morgan Chase & Company,
4.200%
j
74,592

Opportunity Income Plus Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Preferred Stock (1.1%) Value
Financials (0.8%) - continued
3,250 J.P. Morgan Chase & Company,
4.750%
j
$ 72,995
3,050 KeyCorp, 6.200%
c,g,j
69,875
2,450 Morgan Stanley, 4.250%
j
49,343
1,580 Morgan Stanley, 5.850%
c,j
39,484
2,200 Morgan Stanley, 7.125%
c,j
55,550
2,000 Public Storage, 3.950%
j
36,240
3,200 Public Storage, 4.125%
j
62,048
668 Public Storage, 4.625%
j
14,289
175 Public Storage, 4.700%
j
3,761
650 Regions Financial Corporation,
5.700%
c,j
15,340
425 Synovus Financial Corporation,
5.875%
c,j
10,472
2,400 U.S. Bancorp, 4.000%
j
45,240
3,500 Wells Fargo & Company, 4.250%
j
68,215
2,250 Wells Fargo & Company, 4.750%
j
48,825
129 Wells Fargo & Company,
Convertible, 7.500%
j
157,296
Total 1,355,622
Utilities (0.2%)
4,025 CMS Energy Corporation, 4.200%
j
81,869
2,039 NextEra Energy, Inc., Convertible,
6.926%
g
79,378
3,525 Southern Company, 4.950% 81,040
Total 242,287
Total Preferred Stock
(cost $2,061,549) 1,847,636
Shares Common Stock ( 0 .1% ) Value
Communications Services (<0.1%)
445 Tripadvisor, Inc.
l
12,367
306 Windstream Services, LLC
l
2,907
Total 15,274
Consumer Discretionary (0.1%)
1,047 Bloomin' Brands, Inc. 30,028
12 Booking Holdings, Inc. 43,534
239 Ford Motor Company 3,174
Total 76,736
Energy (<0.1%)
325 Permian Resources Corporation 5,739
Total 5,739
Financials (<0.1%)
34 Block, Inc.
l
2,876
Total 2,876
Health Care (<0.1%)
222 Varex Imaging Corporation
l
4,018
Total 4,018
Information Technology (<0.1%)
101 RingCentral, Inc.
l
3,509
Total 3,509
Materials (<0.1%)
69 Allegheny Technologies, Inc.
l
3,531
Total 3,531
Shares Common Stock (0.1%) Value
Real Estate (<0.1%)
202 Kite Realty Group Trust $ 4,379
Total 4,379
Total Common Stock
(cost $89,357) 116,062
Shares or
Principal
Amount Short-Term Investments ( 5 .3% ) Value
Federal Home Loan Bank Discount
Notes
100,000 5.214%, 4/17/2024
m,n
99,712
Thrivent Core Short-Term Reserve
Fund
851,338 5.590% 8,513,375
U.S. Treasury Bills
100,000 5.232%, 5/16/2024
m,o
99,347
Total Short-Term Investments
(cost $8,710,678) 8,712,434
Total Investments (cost
$177,580,971) 104.3% $ 169,597,014
Other Assets and Liabilities, Net
(4.3%) (7,005,223)
Total Net Assets 100.0% $ 162,591,791
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of March 28, 2024, the value of these investments was $64,730,403 or 39.8% of
total net assets.
b Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
March 28, 2024.
c Denotes variable rate securities. The rate shown is as of
March 28, 2024. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
d All or a portion of the security is insured or guaranteed.
e Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
f Denotes investments purchased on a when-issued or
delayed-delivery basis.
g All or a portion of the security is on loan.
h Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
i Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of March 28, 2024.

Opportunity Income Plus Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

j Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
k Defaulted security.  Interest is not being accrued.
l Non-income producing security.
m The interest rate shown reflects the yield.
n All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
o All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Opportunity Income Plus Portfolio as of March 28, 2024
was $5,940 or 0.00% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of March 28, 2024.
Security
Acquisition
Date Cost
Credit Suisse Group AG,
12/29/2049 8/24/2015 $ 58,420
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Opportunity Income Plus
Portfolio as of March 28, 2024:
Securities Lending Transactions
Long-Term Fixed Income $ 4,070,367
Common Stock 144,648
Total lending $4,215,015
Gross amount payable upon return of
collateral for securities loaned $4,371,653
Net amounts due to counterparty $156,638
Definitions:
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
Reference Rate Index:
CMT 1Y - Constant Maturity Treasury Yield 1 Year
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year

Opportunity Income Plus Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 28, 2024, in valuing Opportunity Income Plus Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 15,738,536 – 15,438,536 300,000
Basic Materials 3,160,534 – 3,160,534 –
Capital Goods 6,198,059 – 6,198,059 –
Collateralized Mortgage Obligations 14,300,938 – 14,300,938 –
Commercial Mortgage-Backed Securities 727,906 – 727,906 –
Communications Services 7,922,345 – 7,922,345 –
Consumer Cyclical 9,970,899 – 9,970,899 –
Consumer Non-Cyclical 8,621,675 – 8,621,675 –
Energy 8,178,494 – 8,178,494 –
Financials 22,741,471 – 22,741,471 –
Foreign Government 62,946 – 62,946 –
Mortgage-Backed Securities 20,751,925 – 20,751,925 –
Technology 5,675,618 – 5,675,618 –
Transportation 1,844,669 – 1,844,669 –
U.S. Government & Agencies 7,277,153 – 7,277,153 –
Utilities 5,198,808 – 5,198,808 –
Preferred Stock
Communications Services 177,630 – 177,630 –
Energy 72,097 64,481 7,616 –
Financials 1,355,622 806,513 549,109 –
Utilities 242,287 242,287 – –
Registered Investment Companies
U.S. Unaffiliated 1,819,826 1,803,002 – 16,824
Common Stock
Communications Services 15,274 12,367 2,907 –
Consumer Discretionary 76,736 76,736 – –
Energy 5,739 5,739 – –
Financials 2,876 2,876 – –
Health Care 4,018 4,018 – –
Information Technology 3,509 3,509 – –
Materials 3,531 3,531 – –
Real Estate 4,379 4,379 – –
Short-Term Investments 199,059 – 199,059 –
Subtotal Investments in Securities $ 142,354,559 $ 3,029,438 $ 139,008,297 $ 316,824
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 14,357,427
Affiliated Short-Term Investments 8,513,375
Collateral Held for Securities Loaned 4,371,653
Subtotal Other Investments $ 27,242,455
Total Investments at Value $ 169,597,014
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of March 28, 2024, in valuing Opportunity Income Plus Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 8,568 8,568 – –
Credit Default Swaps 3,479 – 3,479 –
Total Liability Derivatives $ 12,047 $ 8,568 $ 3,479 $ –

Opportunity Income Plus Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
The following table presents Opportunity Income Plus Portfolio's futures contracts held as of March 28, 2024. Investments and/or cash totaling
$99,712 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 35 June 2024 $ 7,165,521 ( $ 8,568 )
Total Futures Long Contracts $ 7,165,521 ( $ 8,568 )
Total Futures Contracts $ 7,165,521 ( $ 8,568 )
The following table presents Opportunity Income Plus Portfolio's swaps contracts held as of March 28, 2024. Investments totaling $99,347 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 42, 5 Year, at 5.00%, Quarterly Buy 6/20/2029 $ 1,265,000 $ – ( $ 3,479 ) ( $ 3,479 )
Total Credit Default Swaps $ – ( $ 3,479 ) ( $ 3,479 )
1 As the buyer of protection, Opportunity Income Plus Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Opportunity Income Plus Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Opportunity Income Plus Portfolio could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.

Opportunity Income Plus Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Opportunity Income Plus
Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
3/28/2024
Shares Held at
3/28/2024
% of Net
Assets
3/28/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $ 16,046 $ 221 $ 2,025 $ 14,357 1,781 8.8%
Total U.S. Affiliated Registered Investment
Companies 16,046 14,357 8.8
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.590% 7,293 22,317 21,097 8,513 851 5.2
Total Affiliated Short-Term Investments 7,293 8,513 5.2
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 4,208 11,730 11,566 4,372 4,372 2.7
Total Collateral Held for Securities Loaned 4,208 4,372 2.7
Total Value $ 27,547 $ 27,242
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 3/28/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($413) $528 $ – $ 221
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.590% – – – 114
Total Income/Non Cash Income from Affiliated
Investments $ 335
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 9
Total Affiliated Income from Securities Loaned, Net $ 9
Total Value ($413) $528 $ –

Real Estate Securities Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 98.6% ) Value
Data Center REITs (9.0%)
27,454 Digital Realty Trust, Inc. $ 3,954,474
11,740 Equinix, Inc. 9,689,374
Total 13,643,848
Diversified REITs (2.0%)
14,762 American Assets Trust, Inc. 323,435
18,459 Broadstone Net Lease, Inc. 289,253
45,025 Empire State Realty Trust, Inc. 456,103
68,613 Essential Properties Realty Trust,
Inc. 1,829,223
3,421 WP Carey, Inc. 193,081
Total 3,091,095
Health Care REITs (8.6%)
40,870 CareTrust REIT, Inc. 996,002
103,967 Global Medical REIT, Inc. 909,711
32,244 Healthpeak Properties, Inc. 604,575
66,000 Medical Properties Trust, Inc. 310,200
69,499 Ventas, Inc. 3,025,987
76,578 Welltower, Inc. 7,155,448
Total 13,001,923
Hotel & Resort REITs (3.2%)
39,440 Host Hotels & Resorts, Inc. 815,619
75,772 Park Hotels & Resorts, Inc. 1,325,252
110,076 RLJ Lodging Trust 1,301,099
12,434 Ryman Hospitality Properties 1,437,495
Total 4,879,465
Industrial REITs (15.4%)
12,746 EastGroup Properties, Inc. 2,291,348
13,733 First Industrial Realty Trust, Inc. 721,532
152,704 Industrial Logistics Properties Trust 655,100
44,091 LXP Industrial Trust 397,701
33,017 Plymouth Industrial REIT, Inc. 742,883
103,137 Prologis, Inc. 13,430,500
16,791 Rexford Industrial Realty, Inc. 844,587
54,622 STAG Industrial, Inc. 2,099,670
33,263 Terreno Realty Corporation 2,208,663
Total 23,391,984
Multi-Family Residential REITs (8.6%)
23,507 AvalonBay Communities, Inc. 4,361,959
1,085 Camden Property Trust 106,764
28,231 Equity Residential 1,781,659
10,363 Essex Property Trust, Inc. 2,536,966
47,047 Independence Realty Trust, Inc. 758,868
5,276 Mid-America Apartment
Communities, Inc. 694,216
67,158 UDR, Inc. 2,512,381
14,321 Veris Residential, Inc. 217,822
Total 12,970,635
Office REITs (3.1%)
28,457 Alexandria Real Estate Equities,
Inc. 3,668,392
4,268 Boston Properties, Inc. 278,743
12,043 Cousins Properties, Inc. 289,514
18,067 Vornado Realty Trust 519,787
Total 4,756,436
Other Specialized REITs (6.8%)
32,424 EPR Properties 1,376,399
Shares Common Stock (98.6%) Value
Other Specialized REITs (6.8%) - continued
2,462 Gaming and Leisure Properties,
Inc. $ 113,424
47,988 Iron Mountain, Inc. 3,849,118
654 Lamar Advertising Company 78,094
17,607 Safehold, Inc. 362,704
148,811 VICI Properties, Inc. 4,433,080
Total 10,212,819
Retail REITs (15.9%)
25,940 Agree Realty Corporation 1,481,693
77,748 Brixmor Property Group, Inc. 1,823,191
54,952 Getty Realty Corporation 1,502,937
125,502 Kimco Realty Corporation 2,461,094
49,244 NNN REIT, Inc. 2,104,689
52,746 Phillips Edison and Company, Inc. 1,891,999
75,864 Realty Income Corporation 4,104,242
12,973 Regency Centers Corporation 785,645
90,925 Retail Opportunity Investments
Corporation 1,165,658
31,817 Simon Property Group, Inc. 4,979,042
58,579 Tanger, Inc. 1,729,838
Total 24,030,028
Self-Storage REITs (6.2%)
10,172 CubeSmart 459,978
31,697 Extra Space Storage, Inc. 4,659,459
14,470 Public Storage 4,197,168
Total 9,316,605
Single-Family Residential REITs (5.1%)
61,197 American Homes 4 Rent 2,250,826
21,605 Equity Lifestyle Properties, Inc. 1,391,362
80,215 Invitation Homes, Inc. 2,856,456
9,693 Sun Communities, Inc. 1,246,326
Total 7,744,970
Telecom Tower REITs (13.4%)
61,026 American Tower Corporation 12,058,127
41,077 Crown Castle, Inc. 4,347,179
18,243 SBA Communications Corporation 3,953,258
Total 20,358,564
Timber REITs (1.3%)
54,572 Weyerhaeuser Company 1,959,680
Total 1,959,680
Total Common Stock
(cost $111,120,809) 149,358,052
Shares or
Principal
Amount Short-Term Investments ( 0.9% ) Value
Federal Home Loan Bank Discount
Notes
100,000 5.205%, 4/12/2024
a,b
99,784

Real Estate Securities Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments (0.9%) Value
Thrivent Core Short-Term Reserve
Fund
134,989 5.590% $ 1,349,892
Total Short-Term Investments
(cost $1,449,689) 1,449,676
Total Investments (cost
$112,570,498) 99.5% $150,807,728
Other Assets and Liabilities, Net
0.5% 711,598
Total Net Assets 100.0% $151,519,326
a The interest rate shown reflects the yield.
b All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
Definitions:
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 28, 2024, in valuing Real Estate Securities Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Data Center REITs 13,643,848 13,643,848 – –
Diversified REITs 3,091,095 3,091,095 – –
Health Care REITs 13,001,923 13,001,923 – –
Hotel & Resort REITs 4,879,465 4,879,465 – –
Industrial REITs 23,391,984 23,391,984 – –
Multi-Family Residential REITs 12,970,635 12,970,635 – –
Office REITs 4,756,436 4,756,436 – –
Other Specialized REITs 10,212,819 10,212,819 – –
Retail REITs 24,030,028 24,030,028 – –
Self-Storage REITs 9,316,605 9,316,605 – –
Single-Family Residential REITs 7,744,970 7,744,970 – –
Telecom Tower REITs 20,358,564 20,358,564 – –
Timber REITs 1,959,680 1,959,680 – –
Short-Term Investments 99,784 – 99,784 –
Subtotal Investments in Securities $149,457,836 $ 149,358,052 $99,784 $–
Other Investments  * Total
Affiliated Short-Term Investments 1,349,892
Subtotal Other Investments $1,349,892
Total Investments at Value $150,807,728
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of March 28, 2024, in valuing Real Estate Securities Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 24,430 24,430 – –
Total Asset Derivatives $24,430 $24,430 $– $–

Real Estate Securities Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
S&P
-
Standard & Poor's
The following table presents Real Estate Securities Portfolio's futures contracts held as of March 28, 2024. Investments and/or cash totaling
$99,784 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME Micro E-mini S&P 500 Index 42 June 2024 $ 1,090,355 $ 24,430
Total Futures Long Contracts $ 1,090,355 $ 24,430
Total Futures Contracts $ 1,090,355 $24,430
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Real Estate Securities
Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
3/28/2024
Shares Held at
3/28/2024
% of Net
Assets
3/28/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.590% $905 $4,586 $4,141 $1,350 135 0.9%
Total Affiliated Short-Term Investments 905 1,350 0.9
Total Value $905 $1,350
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 3/28/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.590% $– $– $ – $13
Total Income/Non Cash Income from Affiliated
Investments $13
Total Value $– $– $ –

Small Cap Growth Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 97.2% ) Value
Communications Services (2.5%)
81,883 Cargurus , Inc.
a
$ 1,889,860
79,002 QuinStreet , Inc.
a
1,395,175
Total 3,285,035
Consumer Discretionary (9.9%)
21,756 Boot Barn Holdings, Inc.
a
2,070,083
14,358 Columbia Sportswear Company 1,165,582
8,032 Grand Canyon Education, Inc.
a
1,094,039
7,294 Meritage Homes Corporation 1,279,805
19,569 Modine Manufacturing Company
a
1,862,773
20,695 Skyline Champion Corporation
a
1,759,282
66,884 Stoneridge, Inc.
a
1,233,341
12,812 Texas Roadhouse, Inc. 1,979,070
86,349 ThredUp , Inc.
a
172,698
1,495 Wingstop , Inc. 547,768
Total 13,164,441
Consumer Staples (6.1%)
21,046 Celsius Holdings, Inc.
a
1,745,134
15,461 e.l.f . Beauty, Inc.
a
3,030,820
13,024 J & J Snack Foods Corporation 1,882,750
6,686 Lancaster Colony Corporation 1,388,214
Total 8,046,918
Energy (2.4%)
4,195 Gulfport Energy Corporation
a
671,703
17,235 Matador Resources Company 1,150,781
53,805 TechnipFMC plc 1,351,044
Total 3,173,528
Financials (9.2%)
22,041 Glacier Bancorp, Inc. 887,811
18,225 Hamilton Lane, Inc. 2,055,051
17,845 Houlihan Lokey , Inc. 2,287,551
3,657 Kinsale Capital Group, Inc. 1,918,974
11,325 RLI Corporation 1,681,423
27,600 Triumph Financial, Inc.
a
2,189,232
17,590 Western Alliance Bancorp 1,129,102
Total 12,149,144
Health Care (15.1%)
1,590 Argenx SE ADR
a
626,015
5,482 Ascendis Pharma AS ADR
a
828,714
31,070 Enovis Corporation
a
1,940,322
35,167 Globus Medical, Inc.
a
1,886,358
17,711 Halozyme Therapeutics, Inc.
a
720,483
10,265 Immunocore Holdings plc ADR
a
667,225
5,309 Inspire Medical Systems, Inc.
a
1,140,320
14,439 Lantheus Holdings, Inc.
a
898,683
13,279 Natera , Inc.
a
1,214,497
64,625 Option Care Health, Inc.
a
2,167,523
78,303 Paragon 28, Inc.
a
967,042
36,361 Progyny , Inc.
a
1,387,172
1,690 QuidelOrtho Corporation
a
81,019
8,302 Repligen Corporation
a
1,526,904
95,963 scPharmaceuticals , Inc.
a
481,734
4,479 Shockwave Medical, Inc.
a
1,458,497
37,913 Vericel Corporation
a
1,972,234
Total 19,964,742
Industrials (20.8%)
17,157 ASGN, Inc.
a
1,797,367
53,235 Badger Infrastructure Solutions,
Ltd. 1,972,904
Shares Common Stock (97.2%) Value
Industrials (20.8%) - continued
14,858 Beacon Roofing Supply, Inc.
a
$ 1,456,381
17,146 Casella Waste Systems, Inc.
a
1,695,225
5,826 Curtiss-Wright Corporation 1,491,106
71,050 ExlService Holdings, Inc.
a
2,259,390
30,389 Flowserve Corporation 1,388,170
27,249 Fluor Corporation
a
1,152,088
27,729 Helios Technologies, Inc. 1,239,209
134,272 Janus International Group, Inc.
a
2,031,535
6,711 Lincoln Electric Holdings, Inc. 1,714,258
8,245 Middleby Corporation
a
1,325,714
3,472 Saia, Inc.
a
2,031,120
24,752 Schneider National, Inc. 560,385
8,912 Simpson Manufacturing Company,
Inc. 1,828,564
9,709 SiteOne Landscape Supply, Inc.
a
1,694,706
12,164 Timken Company 1,063,499
18,409 WillScot Mobile Mini Holdings
Corporation
a
856,018
Total 27,557,639
Information Technology (25.5%)
15,639 Agilysys , Inc.
a
1,317,742
17,737 Ciena Corporation
a
877,095
5,140 CyberArk Software, Ltd.
a
1,365,338
21,498 Descartes Systems Group, Inc.
a
1,967,712
10,174 Fabrinet
a
1,923,090
82,567 Grid Dynamics Holdings, Inc.
a
1,014,748
19,079 Guidewire Software, Inc.
a
2,226,710
16,545 Hackett Group, Inc. 402,044
37,089 JFrog , Ltd.
a
1,640,076
26,885 Lattice Semiconductor
Corporation
a
2,103,214
7,522 Littelfuse , Inc. 1,822,957
12,396 Nova, Ltd.
a
2,198,802
10,858 Onto Innovation, Inc.
a
1,966,167
45,158 PagerDuty , Inc.
a
1,024,183
31,382 PDF Solutions, Inc.
a
1,056,632
10,320 Silicon Laboratories, Inc.
a
1,483,190
35,255 Sprout Social, Inc.
a
2,105,076
9,689 SPS Commerce, Inc.
a
1,791,496
79,974 TTM Technologies, Inc.
a
1,251,593
51,759 Varonis Systems, Inc.
a
2,441,472
20,168 Workiva , Inc.
a
1,710,246
Total 33,689,583
Materials (3.1%)
9,148 Louisiana-Pacific Corporation 767,609
106,132 Ranpak Holdings Corporation
a
835,259
36,433 Summit Materials, Inc.
a
1,623,819
51,219 Tronox Holdings plc 888,649
Total 4,115,336
Real Estate (2.6%)
24,316 Agree Realty Corporation 1,388,930
7,504 FirstService Corporation 1,244,163
22,292 National Storage Affiliates Trust 872,955
Total 3,506,048
Total Common Stock
(cost $95,665,881) 128,652,414

Small Cap Growth Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Short-Term Investments ( 2.7% ) Value
Thrivent Core Short-Term Reserve
Fund
355,003 5.590% $ 3,550,031
Total Short-Term Investments
(cost $3,550,031) 3,550,031
Total Investments (cost
$99,215,912) 99.9% $132,202,445
Other Assets and Liabilities, Net
0.1% 148,698
Total Net Assets 100.0% $132,351,143
a Non-income producing security.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
plc - Public Limited Company

Small Cap Growth Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 28, 2024, in valuing Small Cap Growth Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 3,285,035 3,285,035 – –
Consumer Discretionary 13,164,441 13,164,441 – –
Consumer Staples 8,046,918 8,046,918 – –
Energy 3,173,528 3,173,528 – –
Financials 12,149,144 12,149,144 – –
Health Care 19,964,742 19,964,742 – –
Industrials 27,557,639 25,584,735 1,972,904 –
Information Technology 33,689,583 33,689,583 – –
Materials 4,115,336 4,115,336 – –
Real Estate 3,506,048 3,506,048 – –
Subtotal Investments in Securities $128,652,414 $126,679,510 $1,972,904 $–
Other Investments  * Total
Affiliated Short-Term Investments 3,550,031
Subtotal Other Investments $3,550,031
Total Investments at Value $132,202,445
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Growth Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
3/28/2024
Shares Held at
3/28/2024
% of Net
Assets
3/28/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.590% $2,775 $12,207 $11,432 $3,550 355 2.7%
Total Affiliated Short-Term Investments 2,775 3,550 2.7
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment – 708 708 – – –
Total Collateral Held for Securities Loaned – – –
Total Value $2,775 $3,550
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 3/28/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.590% $– $– $ – $33
Total Income/Non Cash Income from Affiliated
Investments $33
Cash Management Trust- Collateral Investment – – – 0
Total Affiliated Income from Securities Loaned, Net $0
Total Value $– $– $ –

Small Cap Index Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 99.2% ) Value
Communications Services (2.6%)
26,436 AMC Networks, Inc.
a
$ 320,669
8,944 ATN International, Inc. 281,781
74,329 Cargurus, Inc.
a
1,715,513
53,433 Cars.com, Inc.
a
917,979
92,028 Cinemark Holdings, Inc.
a
1,653,743
36,465 Cogent Communications Holdings 2,382,258
64,511 Consolidated Communications
Holdings, Inc.
a
278,687
51,077 E.W. Scripps Company
a
200,733
104,497 EchoStar Corporation
a
1,489,082
53,651 Gogo, Inc.
a
471,056
36,591 John Wiley and Sons, Inc. 1,395,215
875,240 Lumen Technologies, Inc.
a
1,365,374
14,486 Madison Square Garden Sports
Corporation
a
2,672,957
21,356 Marcus Corporation 304,536
45,238 QuinStreet, Inc.
a
798,903
22,769 Scholastic Corporation 858,619
43,605 Shenandoah Telecommunications
Company 757,419
20,758 Shutterstock, Inc. 950,924
22,432 TechTarget, Inc.
a
742,051
85,520 Telephone and Data Systems, Inc. 1,370,030
26,846 Thryv Holdings, Inc.
a
596,787
93,792 Tripadvisor, Inc.
a
2,606,480
59,402 Yelp, Inc.
a
2,340,439
Total 26,471,235
Consumer Discretionary (14.8%)
43,728 Abercrombie & Fitch Company
a
5,480,430
64,327 Academy Sports and Outdoors,
Inc. 4,344,646
33,996 Adtalem Global Education, Inc.
a
1,747,394
51,277 Advance Auto Parts, Inc. 4,363,160
101,553 American Axle & Manufacturing
Holdings, Inc.
a
747,430
161,086 American Eagle Outfitters, Inc. 4,154,408
17,851 Asbury Automotive Group, Inc.
a
4,208,909
20,159 BJ's Restaurants, Inc.
a
729,353
75,313 Bloomin' Brands, Inc. 2,159,977
26,287 Boot Barn Holdings, Inc.
a
2,501,208
38,368 Brinker International, Inc.
a
1,906,122
25,343 Buckle, Inc. 1,020,563
28,951 Caleres, Inc. 1,187,860
6,734 Cavco Industries, Inc.
a
2,687,270
24,533 Century Communities, Inc. 2,367,434
40,523 Cheesecake Factory, Inc. 1,464,906
15,054 Chuy's Holdings, Inc.
a
507,771
19,246 Cracker Barrel Old Country Store,
Inc. 1,399,762
111,442 Dana, Inc. 1,415,313
27,892 Dave & Buster's Entertainment,
Inc.
a
1,746,039
37,076 Designer Brands, Inc.
b
405,241
13,397 Dine Brands Global, Inc. 622,693
24,585 Dorman Products, Inc.
a
2,369,748
19,831 Ethan Allen Interiors, Inc. 685,558
71,068 Foot Locker, Inc. 2,025,438
69,074 Frontdoor, Inc.
a
2,250,431
28,451 Gentherm, Inc.
a
1,638,209
35,306 G-III Apparel Group, Ltd.
a
1,024,227
18,619 Golden Entertainment, Inc. 685,738
22,045 Green Brick Partners, Inc.
a
1,327,770
11,521 Group 1 Automotive, Inc. 3,366,782
23,759 Guess ?, Inc.
b
747,696
Shares Common Stock (99.2%) Value
Consumer Discretionary (14.8%) - continued
303,667 Hanesbrands, Inc.
a
$ 1,761,269
11,571 Haverty Furniture Companies, Inc. 394,803
10,212 Hibbet, Inc. 784,384
20,338 Installed Building Products, Inc. 5,262,051
16,966 Jack in the Box, Inc. 1,161,832
96,045 Kohl's Corporation 2,799,712
43,376 Kontoor Brands, Inc. 2,613,404
37,112 La-Z-Boy, Inc. 1,396,153
21,970 LCI Industries 2,703,628
160,069 Leslie's, Inc.
a
1,040,448
17,785 LGI Homes, Inc.
a
2,069,640
51,816 M.D.C. Holdings, Inc. 3,259,745
24,160 M/I Homes, Inc.
a
3,292,766
17,605 MarineMax, Inc.
a
585,542
31,621 Meritage Homes Corporation 5,548,221
79,014 Mister Car Wash, Inc.
a,b
612,358
11,579 Monarch Casino & Resort, Inc. 868,309
25,941 Monro, Inc. 818,179
13,531 Movado Group, Inc. 377,921
67,880 National Vision Holdings, Inc.
a
1,504,221
330,581 Newell Brands, Inc. 2,654,565
28,859 ODP Corporation
a
1,530,970
12,742 Oxford Industries, Inc. 1,432,201
28,416 Papa John's International, Inc. 1,892,506
18,050 Patrick Industries, Inc. 2,156,434
56,986 Perdoceo Education Corporation 1,000,674
40,500 Phinia, Inc. 1,556,415
329,207 Sabre Corporation
a
796,681
90,989 Sally Beauty Holdings, Inc.
a
1,130,083
32,527 Shake Shack, Inc.
a
3,383,784
15,535 Shoe Carnival, Inc. 569,202
38,446 Signet Jewelers, Ltd. 3,847,291
62,763 Six Flags Entertainment
Corporation
a
1,651,922
12,894 Sonic Automotive, Inc. 734,184
107,436 Sonos, Inc.
a
2,047,730
16,211 Standard Motor Products, Inc. 543,879
60,840 Steven Madden, Ltd. 2,572,315
18,872 Strategic Education, Inc. 1,964,953
34,525 Stride, Inc.
a
2,176,801
15,375 Sturm, Ruger & Company, Inc. 709,556
123,256 Topgolf Callaway Brands
Corporation
a
1,993,050
84,195 Tri Pointe Homes, Inc.
a
3,254,979
38,624 Upbound Group, Inc. 1,359,951
49,100 Urban Outfitters, Inc.
a
2,131,922
67,176 Victoria's Secret & Company
a
1,301,871
50,444 Vista Outdoor, Inc.
a
1,653,554
25,365 Winnebago Industries, Inc. 1,877,010
68,996 Wolverine World Wide, Inc. 773,445
26,456 Worthington Enterprises, Inc. 1,646,357
18,456 XPEL, Inc.
a
996,993
Total 153,485,350
Consumer Staples (3.4%)
27,318 Andersons, Inc. 1,567,234
68,208 B&G Foods, Inc. 780,299
15,441 Calavo Growers, Inc. 429,414
35,263 Cal-Maine Foods, Inc. 2,075,228
8,265 Central Garden & Pet Company
a
353,990
46,845 Central Garden & Pet Company,
Class A
a
1,729,517
30,625 Chefs' Warehouse, Inc.
a
1,153,337
43,318 Edgewell Personal Care Company 1,673,807
57,913 Energizer Holdings, Inc. 1,704,959

Small Cap Index Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (99.2%) Value
Consumer Staples (3.4%) - continued
29,226 Fresh Del Monte Produce, Inc. $ 757,246
77,931 Hain Celestial Group, Inc.
a
612,538
15,537 Inter Parfums, Inc. 2,183,104
13,450 J & J Snack Foods Corporation 1,944,332
7,810 John B. Sanfilippo & Son, Inc. 827,235
9,349 Medifast, Inc. 358,254
13,561 MGP Ingredients, Inc. 1,168,009
20,255 National Beverage Corporation
a
961,302
42,863 Nu Skin Enterprises, Inc. 592,795
21,726 PriceSmart, Inc. 1,824,984
78,797 Simply Good Foods Company
a
2,681,462
30,037 SpartanNash Company 607,048
15,435 Tootsie Roll Industries, Inc. 494,383
43,656 TreeHouse Foods, Inc.
a
1,700,401
51,538 United Natural Foods, Inc.
a
592,172
21,318 Universal Corporation 1,102,567
9,625 USANA Health Sciences, Inc.
a
466,812
114,984 Vector Group, Ltd. 1,260,225
11,765 WD-40 Company 2,980,192
57,201 WK Kellogg Company 1,075,379
Total 35,658,225
Energy (4.9%)
119,137 Archrock, Inc. 2,343,425
20,828 Bristow Group, Inc.
a
566,522
55,957 California Resources Corporation 3,083,231
79,709 Comstock Resources, Inc.
b
739,699
23,113 CONSOL Energy, Inc. 1,935,945
40,534 Core Laboratories, Inc. 692,321
25,292 CVR Energy, Inc. 901,913
29,581 Dorian LPG, Ltd. 1,137,685
29,654 Dril-Quip, Inc.
a
668,105
55,750 Green Plains, Inc.
a
1,288,940
122,900 Helix Energy Solutions Group, Inc.
a
1,332,236
85,734 Helmerich & Payne, Inc. 3,605,972
131,586 Liberty Energy, Inc. 2,726,462
160,685 Magnolia Oil & Gas Corporation 4,169,776
7,718 Nabors Industries, Ltd.
a
664,751
79,183 Northern Oil and Gas, Inc. 3,141,981
87,381 Oceaneering International, Inc.
a
2,044,715
48,286 Par Pacific Holdings, Inc.
a
1,789,479
278,741 Patterson-UTI Energy, Inc. 3,328,168
95,535 Peabody Energy Corporation 2,317,679
73,638 ProPetro Holding Corporation
a
594,995
13,211 REX American Resources
Corporation
a
775,618
73,806 RPC, Inc. 571,258
100,372 SM Energy Company 5,003,544
116,936 Talos Energy, Inc.
a
1,628,918
66,933 U.S. Silica Holdings, Inc.
a
830,638
21,514 Vital Energy, Inc.
a
1,130,346
52,226 World Kinect Corporation 1,381,378
Total 50,395,700
Financials (17.8%)
39,208 Ambac Financial Group, Inc.
a
612,821
54,159 American Equity Investment Life
Holding Company
a
3,044,819
56,130 Ameris Bancorp 2,715,569
16,630 AMERISAFE, Inc. 834,327
113,410 Apollo Commercial Real Estate
Finance, Inc. 1,263,387
163,529 Arbor Realty Trust, Inc. 2,166,759
42,504 ARMOUR Residential REIT, Inc. 840,304
Shares Common Stock (99.2%) Value
Financials (17.8%) - continued
59,512 Artisan Partners Asset
Management, Inc. $ 2,723,864
47,156 Assured Guaranty, Ltd. 4,114,361
65,084 Atlantic Union Bankshares
Corporation 2,298,116
43,931 Axos Financial, Inc.
a
2,374,031
14,327 B. Riley Financial, Inc.
b
303,303
120,238 Banc of California, Inc. 1,828,820
12,571 BancFirst Corporation 1,106,625
46,548 Bancorp, Inc.
a
1,557,496
34,485 Bank of Hawaii Corporation
b
2,151,519
64,520 BankUnited, Inc. 1,806,560
29,798 Banner Corporation 1,430,304
37,047 Berkshire Hills Bancorp, Inc. 849,117
335,549 BGC Group, Inc. 2,607,216
149,472 Blackstone Mortgage Trust, Inc. 2,975,988
42,796 Bread Financial Holdings, Inc. 1,593,723
28,087 BrightSphere Investment Group 641,507
77,093 Brookline Bancorp, Inc. 767,846
107,824 Capitol Federal Financial, Inc. 642,631
63,024 Cathay General Bancorp 2,384,198
23,460 Central Pacific Financial
Corporation 463,335
12,839 City Holding Company 1,338,081
46,262 Community Bank System, Inc. 2,221,964
24,548 Customers Bancorp, Inc.
a
1,302,517
114,840 CVB Financial Corporation 2,048,746
30,312 Dime Community Bancshares, Inc. 583,809
21,464 Donnelley Financial Solutions, Inc.
a
1,330,983
25,961 Eagle Bancorp, Inc. 609,824
68,773 Ellington Financial, Inc.
b
812,209
22,313 Employers Holdings, Inc. 1,012,787
20,412 Encore Capital Group, Inc.
a
930,991
25,235 Enova International, Inc.
a
1,585,515
56,069 EVERTEC, Inc. 2,237,153
45,271 EZCORP, Inc.
a
512,920
30,478 FB Financial Corporation 1,147,801
146,096 First Bancorp/Puerto Rico 2,562,524
35,664 First Bancorp/Southern Pines, NC 1,288,184
88,316 First Commonwealth Financial
Corporation 1,229,359
82,537 First Financial Bancorp 1,850,480
110,712 First Hawaiian, Inc. 2,431,236
71,200 Franklin BSP Realty Trust, Inc. 951,232
142,101 Fulton Financial Corporation 2,257,985
391,256 Genworth Financial, Inc.
a
2,515,776
21,211 Goosehead Insurance, Inc.
a
1,413,077
39,133 Green Dot Corporation
a
365,111
26,210 Hanmi Financial Corporation 417,263
96,441 Hannon Armstrong Sustainable
Infrastructure Capital, Inc. 2,738,924
5,914 HCI Group, Inc. 686,497
30,282 Heritage Financial Corporation 587,168
40,130 Hilltop Holdings, Inc. 1,256,872
104,213 Hope Bancorp, Inc. 1,199,492
35,427 Horace Mann Educators
Corporation 1,310,445
37,193 Independent Bank Corporation 1,934,780
31,157 Independent Bank Group, Inc. 1,422,317
61,381 Jackson Financial, Inc. 4,059,739
50,510 KKR Real Estate Finance Trust,
Inc. 508,131
22,062 Lakeland Financial Corporation 1,463,152
147,185 Lincoln National Corporation 4,699,617
23,057 Mercury General Corporation 1,189,741
57,833 Moelis & Company 3,283,179

Small Cap Index Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (99.2%) Value
Financials (17.8%) - continued
56,042 Mr. Cooper Group, Inc.
a
$ 4,368,474
32,779 National Bank Holdings
Corporation 1,182,339
71,206 Navient Corporation 1,238,984
40,850 NBT Bancorp, Inc. 1,498,378
58,042 NCR Atleos Corporation
a
1,146,329
78,669 New York Mortgage Trust, Inc. 566,417
70,339 NMI Holdings, Inc.
a
2,274,763
33,991 Northfield Bancorp, Inc. 330,393
110,270 Northwest Bancshares, Inc. 1,284,645
40,830 OFG Bancorp 1,502,952
83,195 Pacific Premier Bancorp, Inc. 1,996,680
21,455 Palomar Holdings, Inc.
a
1,798,573
12,443 Park National Corporation 1,690,382
22,114 Pathward Financial, Inc. 1,116,315
225,990 Payoneer Global, Inc.
a
1,098,311
75,148 PennyMac Mortgage Investment
Trust 1,103,173
13,186 Piper Sandler Companies 2,617,289
19,346 PJT Partners, Inc. 1,823,554
34,045 PRA Group, Inc.
a
887,894
10,868 Preferred Bank/Los Angeles, CA 834,336
44,217 ProAssurance Corporation
a
568,631
38,797 PROG Holdings, Inc. 1,336,169
65,533 Provident Financial Services, Inc. 954,816
132,886 Radian Group, Inc. 4,447,694
137,376 Ready Capital Corporation 1,254,243
114,079 Redwood Trust, Inc. 726,683
48,704 Renasant Corporation 1,525,409
33,168 S&T Bancorp, Inc. 1,064,029
12,832 Safety Insurance Group, Inc. 1,054,662
73,156 Seacoast Banking Corporation of
Florida 1,857,431
42,501 ServisFirst Bancshares, Inc. 2,820,366
108,600 Simmons First National
Corporation 2,113,356
78,505 SiriusPoint, Ltd.
a
997,799
24,930 Southside Bancshares, Inc. 728,704
40,683 Stellar Bancorp, Inc. 991,038
23,744 Stewart Information Services
Corporation 1,544,785
23,538 StoneX Group, Inc.
a
1,653,780
10,873 Tompkins Financial Corporation 546,803
18,701 Triumph Financial, Inc.
a
1,483,363
30,995 Trupanion, Inc.
a,b
855,772
16,504 TrustCo Bank Corporation NY 464,753
52,980 Trustmark Corporation 1,489,268
89,533 Two Harbors Investment
Corporation 1,185,417
103,217 United Community Banks, Inc. 2,716,671
18,411 United Fire Group, Inc. 400,807
47,139 Veritex Holdings, Inc. 965,878
5,859 Virtus Investment Partners, Inc. 1,452,915
58,930 WaFd, Inc. 1,710,738
29,019 Walker & Dunlop, Inc. 2,932,660
23,138 Westamerica Bancorporation 1,130,985
95,791 WisdomTree, Inc. 880,319
2,913 World Acceptance Corporation
a
422,327
52,518 WSFS Financial Corporation 2,370,663
Total 184,405,242
Health Care (10.1%)
70,993 AdaptHealth Corporation
a
817,129
13,885 Addus HomeCare Corporation
a
1,434,876
30,415 Agiliti, Inc.
a
307,800
Shares Common Stock (99.2%) Value
Health Care (10.1%) - continued
144,773 Alkermes plc
a
$ 3,919,005
32,783 AMN Healthcare Services, Inc.
a
2,049,265
32,417 Amphastar Pharmaceuticals, Inc.
a
1,423,430
13,078 ANI Pharmaceuticals, Inc.
a
904,082
46,895 Arcus Biosciences, Inc.
a
885,378
33,830 Artivion, Inc.
a
715,843
36,532 Astrana Health, Inc.
a
1,533,979
40,275 Avanos Medical, Inc.
a
801,875
30,873 BioLife Solutions, Inc.
a
572,694
96,890 Catalyst Pharmaceuticals, Inc.
a
1,544,427
92,908 Certara, Inc.
a
1,661,195
28,291 Collegium Pharmaceutical, Inc.
a
1,098,257
26,678 CONMED Corporation 2,136,374
78,694 Corcept Therapeutics, Inc.
a
1,982,302
7,860 CorVel Corporation
a
2,066,866
28,665 Cross Country Healthcare, Inc.
a
536,609
85,842 Cytek Biosciences, Inc.
a
576,000
112,136 Dynavax Technologies
Corporation
a
1,391,608
49,951 Embecta Corporation 662,850
43,489 Enhabit, Inc.
a
506,647
48,762 Ensign Group, Inc. 6,066,968
77,036 Fortrea Holdings, Inc.
a
3,092,225
17,481 Fulgent Genetics, Inc.
a
379,338
42,335 Glaukos Corporation
a
3,991,767
28,455 Harmony Biosciences Holdings,
Inc.
a
955,519
20,756 HealthStream, Inc. 553,355
17,591 ICU Medical, Inc.
a
1,887,866
44,465 Inari Medical, Inc.
a
2,133,431
48,925 Innoviva, Inc.
a
745,617
28,912 Integer Holdings Corporation
a
3,373,452
119,192 Ironwood Pharmaceuticals, Inc.
a
1,038,162
17,189 LeMaitre Vascular, Inc. 1,140,662
14,219 Ligand Pharmaceuticals, Inc.
a
1,039,409
50,099 Merit Medical Systems, Inc.
a
3,794,999
4,445 Mesa Laboratories, Inc. 487,750
10,708 ModivCare, Inc.
a
251,103
76,806 Myriad Genetics, Inc.
a
1,637,504
11,699 National HealthCare Corporation 1,105,672
110,579 NeoGenomics, Inc.
a
1,738,302
6,287 OmniAb, Inc., 12.5 Earnout
Share
a,c
1
6,287 OmniAb, Inc., 15.0 Earnout
Share
a,c
1
39,445 Omnicell, Inc.
a
1,152,977
63,749 OraSure Technologies, Inc.
a
392,056
221,743 Organon & Company 4,168,768
66,366 Owens & Minor, Inc.
a
1,839,002
40,286 Pacira Pharmaceuticals, Inc.
a
1,177,157
71,543 Patterson Companies, Inc. 1,978,164
71,856 Pediatrix Medical Group, Inc.
a
720,716
17,644 Phibro Animal Health Corporation 228,137
103,944 Premier, Inc. 2,297,162
43,071 Prestige Consumer Healthcare,
Inc.
a
3,125,232
89,108 Privia Health Group, Inc.
a
1,745,626
56,563 RadNet, Inc.
a
2,752,356
35,111 REGENXBIO, Inc.
a
739,789
47,450 Schrodinger, Inc./United States
a
1,281,150
91,207 Select Medical Holdings
Corporation 2,749,891
13,857 Simulations Plus, Inc. 570,215
42,339 STAAR Surgical Company
a
1,620,737
47,395 Supernus Pharmaceuticals, Inc.
a
1,616,643
56,571 Tandem Diabetes Care, Inc.
a
2,003,179

Small Cap Index Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (99.2%) Value
Health Care (10.1%) - continued
13,002 U.S. Physical Therapy, Inc. $ 1,467,536
6,097 UFP Technologies, Inc.
a
1,537,663
35,221 Varex Imaging Corporation
a
637,500
41,402 Vericel Corporation
a
2,153,732
74,688 Vir Biotechnology, Inc.
a
756,589
52,810 Xencor, Inc.
a
1,168,685
Total 104,822,256
Industrials (18.1%)
115,757 3D Systems Corporation
a
513,961
58,500 AAON, Inc. 5,153,850
28,788 AAR Corporation
a
1,723,538
54,533 ABM Industries, Inc. 2,433,262
24,282 AeroVironment, Inc.
a
3,721,945
89,576 Air Lease Corporation 4,607,789
8,962 Alamo Group, Inc. 2,046,293
109,386 Alaska Air Group, Inc.
a
4,702,504
27,067 Albany International Corporation 2,531,035
12,428 Allegiant Travel Company 934,710
13,903 American Woodmark Corporation
a
1,413,379
19,159 Apogee Enterprises, Inc. 1,134,213
20,527 ArcBest Corporation 2,925,097
42,300 Arcosa, Inc. 3,631,878
38,327 Armstrong World Industries, Inc. 4,760,980
19,727 Astec Industries, Inc. 862,267
21,755 AZZ, Inc. 1,681,879
43,962 Barnes Group, Inc. 1,633,188
34,345 Boise Cascade Company 5,267,493
38,859 Brady Corporation 2,303,562
98,555 CoreCivic, Inc.
a
1,538,444
24,527 CSG Systems International, Inc. 1,264,122
37,911 Deluxe Corporation 780,587
92,244 DNOW, Inc.
a
1,402,109
11,507 DXP Enterprises, Inc.
a
618,271
25,451 Dycom Industries, Inc.
a
3,652,982
13,686 Encore Wire Corporation 3,596,407
46,958 Enerpac Tool Group Corporation 1,674,522
18,137 EnPro, Inc. 3,060,981
69,258 Enviri Corporation
a
633,711
22,380 ESCO Technologies, Inc. 2,395,779
52,857 Federal Signal Corporation 4,485,974
26,717 Forward Air Corporation 831,166
34,415 Franklin Electric Company, Inc. 3,675,866
105,890 GEO Group, Inc.
a
1,495,167
26,404 Gibraltar Industries, Inc.
a
2,126,314
34,543 GMS, Inc.
a
3,362,416
38,113 Granite Construction, Inc. 2,177,396
26,972 Greenbrier Companies, Inc. 1,405,241
33,147 Griffon Corporation 2,431,001
109,379 Hayward Holdings, Inc.
a
1,674,592
64,065 Healthcare Services Group, Inc.
a
799,531
39,769 Heartland Express, Inc. 474,842
17,456 Heidrick & Struggles International,
Inc. 587,569
60,858 Hillenbrand, Inc. 3,060,549
40,408 HNI Corporation 1,823,613
54,119 Hub Group, Inc. 2,339,023
16,872 Insteel Industries, Inc. 644,848
50,409 Interface, Inc. 847,879
289,135 JetBlue Airways Corporation
a
2,145,382
27,621 John Bean Technologies
Corporation 2,897,167
24,557 Kaman Corporation 1,126,430
93,708 KAR Auction Services, Inc.
a
1,621,148
27,721 Kelly Services, Inc. 694,134
Shares Common Stock (99.2%) Value
Industrials (18.1%) - continued
68,768 Kennametal, Inc. $ 1,715,074
45,580 Korn Ferry 2,997,341
9,570 Lindsay Corporation 1,126,006
19,454 Liquidity Services, Inc.
a
361,844
50,083 Marten Transport, Ltd. 925,534
109,969 Masterbrand, Inc.
a
2,060,819
30,307 Matson, Inc. 3,406,507
26,617 Matthews International Corporation 827,256
45,321 Mercury Systems, Inc.
a
1,336,969
63,171 MillerKnoll, Inc. 1,564,114
24,945 Moog, Inc. 3,982,469
98,489 Mueller Industries, Inc. 5,311,512
14,496 MYR Group, Inc.
a
2,562,168
4,546 National Presto Industries, Inc. 380,955
11,032 NV5 Global, Inc.
a
1,081,246
133,084 Pitney Bowes, Inc. 576,254
7,995 Powell Industries, Inc. 1,137,688
22,370 Proto Labs, Inc.
a
799,728
28,718 Quanex Building Products
Corporation 1,103,633
126,734 Resideo Technologies, Inc.
a
2,841,376
27,615 Resources Connection, Inc. 363,413
53,438 Rush Enterprises, Inc. 2,860,002
101,522 RXO, Inc.
a
2,220,286
35,520 SkyWest, Inc.
a
2,453,722
39,601 SPX Technologies, Inc.
a
4,876,071
10,298 Standex International Corporation 1,876,502
33,813 Sun Country Airlines Holdings,
Inc.
a
510,238
74,543 SunPower Corporation
a,b
223,629
189,014 Sunrun, Inc.
a
2,491,205
16,205 Tennant Company 1,970,690
44,026 Titan International, Inc.
a
548,564
71,025 Trinity Industries, Inc. 1,978,046
66,683 Triumph Group, Inc.
a
1,002,912
16,457 TTEC Holdings, Inc. 170,659
13,109 UniFirst Corporation/MA 2,273,494
144,281 Verra Mobility Corporation
a
3,602,697
114,029 Vestis Corporation 2,197,339
18,148 Viad Corporation
a
716,665
19,578 Vicor Corporation
a
748,663
39,379 Wabash National Corporation 1,179,007
Total 187,690,283
Information Technology (12.2%)
60,637 A10 Networks, Inc. 830,121
94,319 ACI Worldwide, Inc.
a
3,132,334
92,975 Adeia, Inc. 1,015,287
61,446 Adtran Holdings, Inc. 334,266
32,342 Advanced Energy Industries, Inc. 3,298,237
17,504 Agilysys, Inc.
a
1,474,887
43,366 Alarm.com Holdings, Inc.
a
3,142,734
19,871 Alpha and Omega Semiconductor,
Ltd.
a
437,957
82,093 Arlo Technologies, Inc.
a
1,038,476
28,355 Axcelis Technologies, Inc.
a
3,162,150
25,459 Badger Meter, Inc. 4,119,521
30,955 Benchmark Electronics, Inc. 928,960
44,117 BlackLine, Inc.
a
2,849,076
124,568 Box, Inc.
a
3,527,766
50,855 Calix, Inc.
a
1,686,352
36,154 Cerence, Inc.
a
569,426
20,440 CEVA, Inc.
a
464,192
41,212 Cohu, Inc.
a
1,373,596
37,521 Corsair Gaming, Inc.
a
463,009

Small Cap Index Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (99.2%) Value
Information Technology (12.2%) - continued
27,030 CTS Corporation $ 1,264,734
31,454 Digi International, Inc.
a
1,004,326
39,854 Diodes, Inc.
a
2,809,707
120,922 DoubleVerify Holdings, Inc.
a
4,251,618
158,644 DXC Technology Company
a
3,364,839
43,148 Envestnet, Inc.
a
2,498,701
23,114 ePlus, Inc.
a
1,815,374
111,676 Extreme Networks, Inc.
a
1,288,741
31,498 Fabrinet
a
5,953,752
67,529 FormFactor, Inc.
a
3,081,348
97,515 Harmonic, Inc.
a
1,310,602
25,535 Ichor Holdings, Ltd.
a
986,162
24,022 Insight Enterprises, Inc.
a
4,456,561
22,298 InterDigital, Inc. 2,373,845
39,466 Itron, Inc.
a
3,651,394
77,290 Knowles Corporation
a
1,244,369
48,877 Kulicke and Soffa Industries, Inc. 2,459,002
57,416 LiveRamp Holding, Inc.
a
1,980,852
64,676 MaxLinear, Inc.
a
1,207,501
30,883 Methode Electronics, Inc. 376,155
60,303 N-able, Inc.
a
788,160
116,369 NCR Voyix Corporation
a
1,469,740
61,624 NetScout Systems, Inc.
a
1,345,868
13,605 OSI Systems, Inc.
a
1,943,066
9,800 PC Connection, Inc. 646,114
26,554 PDF Solutions, Inc.
a
894,073
30,165 Perficient, Inc.
a
1,697,988
54,311 Photronics, Inc.
a
1,538,088
23,954 Plexus Corporation
a
2,271,318
38,067 Progress Software Corporation 2,029,352
14,536 Rogers Corporation
a
1,725,278
48,387 Sanmina Corporation
a
3,008,704
21,835 ScanSource, Inc.
a
961,613
55,768 Semtech Corporation
a
1,533,062
15,158 SiTime Corporation
a
1,413,180
44,964 SMART Global Holdings, Inc.
a
1,183,452
49,285 SolarEdge Technologies, Inc.
a
3,498,249
102,587 Sprinklr, Inc.
a
1,258,743
31,836 SPS Commerce, Inc.
a
5,886,476
88,700 TTM Technologies, Inc.
a
1,388,155
38,892 Ultra Clean Holdings, Inc.
a
1,786,698
48,878 Veeco Instruments, Inc.
a
1,719,039
65,231 ViaSat, Inc.
a
1,180,029
193,080 Viavi Solutions, Inc.
a
1,755,097
98,093 Xerox Holdings Corporation 1,755,865
37,708 Xperi, Inc.
a
454,758
Total 126,360,095
Materials (5.9%)
23,383 AdvanSix, Inc. 668,754
110,676 Allegheny Technologies, Inc.
a
5,663,291
10,256 Alpha Metallurgical Resources,
Inc. 3,396,480
15,935 Arch Resources, Inc. 2,562,189
27,970 Balchem Corporation 4,333,951
42,866 Carpenter Technology Corporation 3,061,490
44,891 Century Aluminum Company
a
690,872
14,369 Clearwater Paper Corporation
a
628,356
29,387 Compass Minerals International,
Inc. 462,551
47,027 H.B. Fuller Company 3,749,933
16,536 Hawkins, Inc. 1,269,965
10,980 Haynes International, Inc. 660,118
29,231 Ingevity Corporation
a
1,394,319
21,572 Innospec, Inc. 2,781,494
Shares Common Stock (99.2%) Value
Materials (5.9%) - continued
13,789 Kaiser Aluminum Corporation $ 1,232,185
18,064 Koppers Holdings, Inc. 996,591
17,907 Materion Corporation 2,359,247
47,020 Mativ, Inc. 881,625
38,059 Mercer International, Inc. 378,687
33,320 Metallus, Inc.
a
741,370
28,233 Minerals Technologies, Inc. 2,125,380
31,958 Myers Industries, Inc. 740,467
134,229 O-I Glass, Inc.
a
2,226,859
8,499 Olympic Steel, Inc. 602,409
12,014 Quaker Chemical Corporation 2,465,873
125,301 Sealed Air Corporation 4,661,197
36,653 Sensient Technologies Corporation 2,536,021
18,434 Stepan Company 1,659,797
72,660 SunCoke Energy, Inc. 818,878
30,642 Sylvamo Corporation 1,891,837
45,128 Warrior Met Coal, Inc. 2,739,270
26,429 Worthington Steel, Inc. 947,480
Total 61,328,936
Real Estate (7.4%)
88,726 Acadia Realty Trust 1,509,229
62,926 Alexander & Baldwin, Inc. 1,036,391
42,263 American Assets Trust, Inc. 925,982
95,851 Anywhere Real Estate, Inc.
a
592,359
184,600 Apple Hospitality REIT, Inc. 3,023,748
58,472 Armada Hoffler Properties, Inc. 608,109
149,298 Brandywine Realty Trust 716,630
113,214 CareTrust REIT, Inc. 2,759,025
13,059 Centerspace 746,191
42,381 Chatham Lodging Trust 428,472
21,026 Community Healthcare Trust, Inc. 558,240
145,888 Cushman and Wakefield plc
a
1,525,989
181,856 DiamondRock Hospitality
Company 1,747,636
144,648 Douglas Emmett, Inc. 2,006,268
82,589 Easterly Government Properties,
Inc. 950,599
76,197 Elme Communities 1,060,662
135,354 Essential Properties Realty Trust,
Inc. 3,608,538
66,712 eXp World Holdings, Inc.
b
689,135
78,567 Four Corners Property Trust, Inc. 1,922,535
42,593 Getty Realty Corporation 1,164,919
169,430 Global Net Lease, Inc. 1,316,471
91,706 Highwoods Properties, Inc. 2,400,863
109,891 Hudson Pacific Properties, Inc. 708,797
24,325 Innovative Industrial Properties,
Inc. 2,518,611
75,550 JBG SMITH Properties 1,212,578
102,786 Kennedy-Wilson Holdings, Inc. 881,904
35,926 LTC Properties, Inc. 1,167,954
253,867 LXP Industrial Trust 2,289,880
187,364 Macerich Company 3,228,282
20,638 Marcus and Millichap, Inc. 705,200
519,644 Medical Properties Trust, Inc. 2,442,327
19,823 NexPoint Residential Trust, Inc. 638,102
126,002 Outfront Media, Inc. 2,115,574
104,538 Pebblebrook Hotel Trust 1,610,931
105,858 Phillips Edison and Company, Inc. 3,797,126
109,309 Retail Opportunity Investments
Corporation 1,401,341
38,840 Safehold, Inc. 800,104
11,217 Saul Centers, Inc. 431,742
143,809 Service Properties Trust 975,025

Small Cap Index Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

/
Shares Common Stock (99.2%) Value
Real Estate (7.4%) - continued
156,165 SITE Centers Corporation $ 2,287,817
56,151 SL Green Realty Corporation 3,095,605
30,890 St. Joe Company 1,790,693
93,327 Summit Hotel Properties, Inc. 607,559
178,227 Sunstone Hotel Investors, Inc. 1,985,449
93,417 Tanger, Inc. 2,758,604
207,053 Uniti Group, Inc. 1,221,613
11,032 Universal Health Realty Income
Trust 404,985
102,057 Urban Edge Properties 1,762,524
69,562 Veris Residential, Inc. 1,058,038
40,866 Whitestone REIT 512,868
91,264 Xenia Hotels & Resorts, Inc. 1,369,873
Total 77,079,097
Utilities (2.0%)
32,082 American States Water Company 2,317,604
67,118 Avista Corporation 2,350,472
50,065 California Water Service Group 2,327,021
19,289 Chesapeake Utilities Corporation 2,069,710
30,028 Clearway Energy, Inc., Class A 645,902
71,475 Clearway Energy, Inc., Class C 1,647,499
31,372 MGE Energy, Inc. 2,469,604
15,448 Middlesex Water Company 811,020
31,906 Northwest Natural Holding
Company 1,187,541
36,185 Otter Tail Corporation 3,126,384
25,209 SJW Group 1,426,577
13,965 Unitil Corporation 731,068
Total 21,110,402
Total Common Stock
(cost $758,370,405) 1,028,806,821
Shares
Collateral Held for Securities
Loaned ( 0.7% ) Value
6,810,515 Thrivent Cash Management Trust 6,810,515
Total Collateral Held for
Securities Loaned
(cost $6,810,515) 6,810,515
Shares
Registered Investment
Companies ( 0.6% ) Value
U.S. Unaffiliated  (0.6%)
53,652 iShares Core S&P Small-Cap ETF 5,929,619
Total 5,929,619
Total Registered Investment
Companies (cost $5,604,682) 5,929,619
Shares or
Principal
Amount Short-Term Investments ( 0.3% ) Value
Federal Home Loan Bank Discount
Notes
100,000 5.207%, 4/26/2024
d
99,583
300,000 5.230%, 5/8/2024
d,e
298,216
Shares or
Principal
Amount Short-Term Investments (0.3%) Value
Thrivent Core Short-Term Reserve
Fund
300,355 5.590% $ 3,003,550
Total Short-Term Investments
(cost $3,401,401) 3,401,349
Total Investments (cost
$774,187,003) 100.8% $1,044,948,304
Other Assets and Liabilities, Net
(0.8%) (8,138,284)
Total Net Assets 100.0% $1,036,810,020
a Non-income producing security.
b All or a portion of the security is on loan.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d The interest rate shown reflects the yield.
e All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Index Portfolio as of March 28, 2024:
Securities Lending Transactions
Common Stock $ 6,713,358
Total lending $6,713,358
Gross amount payable upon return of
collateral for securities loaned $6,810,515
Net amounts due to counterparty $97,157
Definitions:
ETF - Exchange Traded Fund
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.

Small Cap Index Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 28, 2024, in valuing Small Cap Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 26,471,235 26,471,235 – –
Consumer Discretionary 153,485,350 153,485,350 – –
Consumer Staples 35,658,225 35,658,225 – –
Energy 50,395,700 50,395,700 – –
Financials 184,405,242 184,405,242 – –
Health Care 104,822,256 104,822,254 – 2
Industrials 187,690,283 187,690,283 – –
Information Technology 126,360,095 126,360,095 – –
Materials 61,328,936 61,328,936 – –
Real Estate 77,079,097 77,079,097 – –
Utilities 21,110,402 21,110,402 – –
Registered Investment Companies
U.S. Unaffiliated 5,929,619 5,929,619 – –
Short-Term Investments 397,799 – 397,799 –
Subtotal Investments in Securities $1,035,134,239 $1,034,736,438 $397,799 $2
Other Investments  * Total
Affiliated Short-Term Investments 3,003,550
Collateral Held for Securities Loaned 6,810,515
Subtotal Other Investments $9,814,065
Total Investments at Value $1,044,948,304
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of March 28, 2024, in valuing Small Cap Index Portfolio's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 37,161 37,161 – –
Total Asset Derivatives $37,161 $37,161 $– $–
The following table presents Small Cap Index Portfolio's futures contracts held as of March 28, 2024. Investments and/or cash totaling $298,216 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME E-mini Russell 2000 Index 20 June 2024 $ 2,108,739 $ 37,161
Total Futures Long Contracts $ 2,108,739 $ 37,161
Total Futures Contracts $ 2,108,739 $37,161

Small Cap Index Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Index Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
3/28/2024
Shares Held at
3/28/2024
% of Net
Assets
3/28/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.590% $635 $12,407 $10,038 $3,004 300 0.3%
Total Affiliated Short-Term Investments 635 3,004 0.3
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 13,922 20,634 27,745 6,811 6,811 0.7
Total Collateral Held for Securities Loaned 13,922 6,811 0.7
Total Value $14,557 $9,815
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 3/28/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.590% $– $– $ – $10
Total Income/Non Cash Income from Affiliated
Investments $10
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 31
Total Affiliated Income from Securities Loaned, Net $31
Total Value $– $– $ –

Small Cap Stock Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 96 .3% ) Value
Communications Services (1.4%)
465,897 QuinStreet, Inc.
a
$ 8,227,741
111,121 Ziff Davis, Inc.
a
7,005,068
Total 15,232,809
Consumer Discretionary (9.9%)
65,094 Boot Barn Holdings, Inc.
a
6,193,694
116,619 Brunswick Corporation 11,256,066
157,246 Columbia Sportswear Company 12,765,230
564,786 Cooper-Standard Holdings, Inc.
a
9,352,856
54,984 Grand Canyon Education, Inc.
a
7,489,371
35,806 Meritage Homes Corporation 6,282,521
83,051 Savers Value Village, Inc.
a
1,601,223
282,440 SharkNinja, Inc. 17,593,188
100,489 Skyline Champion Corporation
a
8,542,570
508,163 Stoneridge, Inc.
a
9,370,526
70,237 Texas Roadhouse, Inc. 10,849,509
1,211,031 ThredUp, Inc.
a
2,422,062
Total 103,718,816
Consumer Staples (6.3%)
175,063 BJ's Wholesale Club Holdings,
Inc.
a
13,243,516
147,333 John B. Sanfilippo & Son, Inc. 15,605,512
76,178 Lancaster Colony Corporation 15,816,838
369,066 Pilgrim's Pride Corporation
a
12,666,345
302,467 Turning Point Brands, Inc. 8,862,283
Total 66,194,494
Energy (3.7%)
113,441 Chesapeake Energy Corporation 10,076,964
134,484 Matador Resources Company 8,979,497
628,430 NOV, Inc. 12,266,953
305,944 TechnipFMC plc 7,682,254
Total 39,005,668
Financials (15.6%)
579,367 Ally Financial, Inc. 23,516,507
259,037 Bank of N.T. Butterfield & Son, Ltd. 8,286,594
605,919 Bridgewater Bancshares, Inc.
a
7,052,897
793,195 F.N.B. Corporation 11,184,050
238,627 Glacier Bancorp, Inc. 9,611,896
258,169 Heartland Financial USA, Inc. 9,074,640
137,654 Houlihan Lokey, Inc. 17,645,866
42,585 Kinsale Capital Group, Inc. 22,346,053
144,035 Prosperity Bancshares, Inc. 9,474,622
133,118 RLI Corporation 19,764,029
156,611 Triumph Financial, Inc.
a
12,422,385
59,094 Voya Financial, Inc. 4,368,228
151,947 Western Alliance Bancorp 9,753,478
Total 164,501,245
Health Care (7.0%)
286,026 Enovis Corporation
a
17,862,324
317,014 Halozyme Therapeutics, Inc.
a
12,896,129
72,420 Masimo Corporation
a
10,634,877
444,153 Option Care Health, Inc.
a
14,896,892
226,268 Progyny, Inc.
a
8,632,124
25,442 QuidelOrtho Corporation
a
1,219,689
757,816 Viemed Healthcare, Inc.
a
7,146,205
Total 73,288,240
Industrials (22.7%)
424,382 Air Lease Corporation 21,830,210
97,045 ASGN, Inc.
a
10,166,434
Shares Common Stock (96.3%) Value
Industrials (22.7%) - continued
655,135 Badger Infrastructure Solutions,
Ltd. $ 24,279,485
88,110 Cimpress plc
a
7,798,616
38,452 Curtiss-Wright Corporation 9,841,405
317,221 ExlService Holdings, Inc.
a
10,087,628
313,087 Fluor Corporation
a
13,237,318
234,648 Greenbrier Companies, Inc. 12,225,161
249,656 Helios Technologies, Inc. 11,157,127
903,828 Janus International Group, Inc.
a
13,674,918
117,155 ManpowerGroup, Inc. 9,095,914
732,016 Masterbrand, Inc.
a
13,717,980
172,032 Maximus, Inc. 14,433,485
239,531 Miller Industries, Inc. 12,000,503
68,324 Moog, Inc. 10,907,927
467,060 Schneider National, Inc. 10,574,238
28,690 Simpson Manufacturing Company,
Inc. 5,886,614
147,439 Tennant Company 17,930,057
118,124 Timken Company 10,327,581
Total 239,172,601
Information Technology (15.7%)
150,422 Ciena Corporation
a
7,438,368
282,402 Cohu, Inc.
a
9,412,459
63,650 Fabrinet
a
12,031,123
63,752 FormFactor, Inc.
a
2,909,004
620,436 Gilat Satellite Networks, Ltd.
a
3,368,967
132,011 Guidewire Software, Inc.
a
15,407,004
33,346 Insight Enterprises, Inc.
a
6,186,350
219,284 JFrog, Ltd.
a
9,696,738
669,046 Knowles Corporation
a
10,771,641
38,641 Littelfuse, Inc. 9,364,646
43,637 Onto Innovation, Inc.
a
7,901,788
147,805 Plexus Corporation
a
14,014,870
61,279 Silicon Laboratories, Inc.
a
8,807,018
72,239 Sprout Social, Inc.
a
4,313,391
1,560,480 TTM Technologies, Inc.
a
24,421,512
28,182 Universal Display Corporation 4,747,258
154,959 Varonis Systems, Inc.
a
7,309,416
75,938 Workiva, Inc.
a
6,439,542
Total 164,541,095
Materials (6.6%)
230,316 Alcoa Corporation 7,782,377
96,549 Carpenter Technology Corporation 6,895,529
62,995 Greif, Inc. 4,349,805
238,733 Ingevity Corporation
a
11,387,564
824,189 Ivanhoe Mines, Ltd.
a
9,832,708
819,180 Tronox Holdings plc 14,212,773
50,991 United States Lime & Minerals, Inc. 15,202,457
Total 69,663,213
Real Estate (5.2%)
184,454 Agree Realty Corporation 10,536,013
1,406,434 Cushman and Wakefield plc
a
14,711,300
699,840 Independence Realty Trust, Inc. 11,288,419
464,784 National Storage Affiliates Trust 18,200,941
Total 54,736,673
Utilities (2.2%)
94,634 ALLETE, Inc. 5,643,972
78,164 Northwestern Energy Group, Inc. 3,980,892
161,706 Portland General Electric
Company 6,791,652

Small Cap Stock Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (96.3%) Value
Utilities (2.2%) - continued
107,459 Spire, Inc. $ 6,594,759
Total 23,011,275
Total Common Stock
(cost $808,216,734) 1,013,066,129
Shares
Registered Investment
Companies ( 1 .0% ) Value
U.S. Unaffiliated  (1.0%)
109,194 SPDR S&P Biotech ETF
b
10,361,418
Total 10,361,418
Total Registered Investment
Companies (cost $9,095,421) 10,361,418
Shares
Collateral Held for Securities
Loaned ( 0 .5% ) Value
5,506,570 Thrivent Cash Management Trust 5,506,570
Total Collateral Held for
Securities Loaned
(cost $5,506,570) 5,506,570
Shares Short-Term Investments ( 2 .5% ) Value
Thrivent Core Short-Term Reserve
Fund
2,609,766 5.590% 26,097,656
Total Short-Term Investments
(cost $26,096,399) 26,097,656
Total Investments (cost
$848,915,124) 100.3% $ 1,055,031,773
Other Assets and Liabilities, Net
(0.3%) (3,568,738)
Total Net Assets 100.0% $ 1,051,463,035
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Stock Portfolio as of March 28, 2024:
Securities Lending Transactions
Common Stock $ 5,389,752
Total lending $5,389,752
Gross amount payable upon return of
collateral for securities loaned $5,506,570
Net amounts due to counterparty $116,818
Definitions:
ETF - Exchange Traded Fund
plc - Public Limited Company
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.

Small Cap Stock Portfolio
Schedule of Investments as of March 28, 2024
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of March 28, 2024, in valuing Small Cap Stock Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 15,232,809 15,232,809 – –
Consumer Discretionary 103,718,816 103,718,816 – –
Consumer Staples 66,194,494 66,194,494 – –
Energy 39,005,668 39,005,668 – –
Financials 164,501,245 164,501,245 – –
Health Care 73,288,240 73,288,240 – –
Industrials 239,172,601 214,893,116 24,279,485 –
Information Technology 164,541,095 164,541,095 – –
Materials 69,663,213 59,830,505 9,832,708 –
Real Estate 54,736,673 54,736,673 – –
Utilities 23,011,275 23,011,275 – –
Registered Investment Companies
U.S. Unaffiliated 10,361,418 10,361,418 – –
Subtotal Investments in Securities $ 1,023,427,547 $ 989,315,354 $ 34,112,193 $ –
Other Investments  * Total
Affiliated Short-Term Investments 26,097,656
Collateral Held for Securities Loaned 5,506,570
Subtotal Other Investments $ 31,604,226
Total Investments at Value $ 1,055,031,773
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Stock Portfolio, is as follows:
Portfolio
Value
12/31/2023
Gross
Purchases
Gross
Sales
Value
3/28/2024
Shares Held at
3/28/2024
% of Net
Assets
3/28/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.590% $ 30,694 $ 36,363 $ 40,959 $ 26,098 2,610 2.5%
Total Affiliated Short-Term Investments 30,694 26,098 2.5
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 9,934 74,915 79,342 5,507 5,507 0.5
Total Collateral Held for Securities Loaned 9,934 5,507 0.5
Total Value $ 40,628 $ 31,605
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2024
- 3/28/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.590% $– $– $ – $ 309
Total Income/Non Cash Income from Affiliated
Investments $ 309
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 10
Total Affiliated Income from Securities Loaned, Net $ 10
Total Value $– $– $ –

Notes to Schedule of Investments
as of March 28, 2024
(unaudited)

SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
— The Portfolios record their investments
at fair value using market quotations when they are readily available pursuant to Rule 2a-5.  The Portfolios' investments are recorded at fair value determined in good faith when market quotations are not readily available.  Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system.  Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time.  Security prices are based on quotes that are obtained from an independent pricing service approved by the Fund's Board
of Directors (the “Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are
valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the primary exchange settle price.  Exchange
cleared swap agreements are valued at the clearinghouse end
of day price. Swap agreements not cleared on exchanges will be valued using the mid-price from the primary approved pricing service.  Forward foreign currency exchange contracts are
marked-to-market based upon foreign currency exchange rates
provided by the pricing service.  Investments in open-ended
mutual funds are valued at their net asset value at the close of each business day.
Thrivent Money Market seeks to maintain a stable net asset
value of $1.00 per share, pursuant to procedures established by the Board, and generally utilizes the amortized cost method.
Valuing securities held by Thrivent Money Market on the basis of amortized cost (which approximates market value) involves a constant amortization of premium or accretion of discount to maturity. The Thrivent Money Market will not value a security at amortized cost, but will instead make a fair value determination of each security, if it determines that amortized cost is not approximately the same as the fair value of the security.
The Board has chosen the Portfolios' Investment Adviser as the valuation designee, responsible for daily valuation of the Portfolios'
securities.  The Adviser has formed a Valuation Committee (the
“Committee”) that is responsible for overseeing the Portfolios’
valuation policies in accordance with Valuation Policies and
Procedures.  The Committee meets on a monthly and on an as-
needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing,
international fair valuation, and other securities requiring fair valuation.
Certain Portfolios may invest in Private Equity Funds ("Private
Funds"), which are fair valued by the Portfolios pursuant to valuation procedures designed by the Committee. Private Funds are typically valued at an amount equal to the Net Asset Value
(NAV) of a portfolio's investment in the Private Fund when this information is readily available to the portfolio. This is commonly referred to as using the NAV as a practical expedient, which allows for the estimation of the fair value of an investment in an investment company based on the NAV of the investment company, if it is calculated in a manner consistent with ASC 946. The Committee has determined that for the Private Funds held by the Portfolios, if the NAV of the Private Fund is not readily available for the daily pricing needs of the Portfolios, the Committee, pursuant to the valuation procedures, will adjust the daily value of the Private
Fund via a model utilizing unobservable inputs.
The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Portfolios.  Examples of such events include trading halts, national news/events, and issuer-specific developments.  If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities.  If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.
In accordance with U.S. Generally Accepted Accounting
Principles (“GAAP”), the various inputs used to determine the fair value of the Portfolios’ investments are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, options and registered investment company funds. Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts. Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in
determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.  Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available-for-sale are not categorized within the fair value hierarchy.
Valuation of International Securities
— The Portfolios value
certain foreign securities traded on foreign exchanges that close prior to the close of the New York Stock Exchange using a fair value pricing service.  The fair value pricing service uses a multi-factor model that may take into account the local close, relevant general and sector indices, currency fluctuation, prices of other securities
(including ADRs, New York registered shares, and ETFs), and
futures, as applicable, to determine price adjustments for each

Notes to Schedule of Investments
as of March 28, 2024
(unaudited)

security in order to reflect the effects of post-closing events.
The Board has authorized the Adviser to make fair valuation
determinations pursuant to policies approved by the Board.
Foreign Currency Translation
— The accounting records of
each Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.
Foreign currency amounts related to the purchase or sale
of securities and income and expenses are translated at the
exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from closed currency
contracts, disposition of foreign currencies, exchange gains or losses between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Portfolios do not separately report the effect of changes in foreign exchange rates from changes in prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.
For federal income tax purposes, the Portfolios treat the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign exchange rates between the trade date and settlement date as ordinary income.
Foreign Denominated Investments
— Foreign denominated
assets and currency contracts may involve more risks than
domestic transactions including currency risk, political and economic risk, regulatory risk, and market risk. Certain Portfolios may also invest in securities of companies located in emerging markets. Future economic or political developments could
adversely affect the liquidity or value, or both, of such securities.
Derivative Financial Instruments
— Each of the Portfolios, with
the exception of the Money Market, may invest in derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments. Derivatives are financial instruments whose value is derived from another security, an index or a currency. Each applicable Portfolio may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities. Each applicable Portfolio may also use derivatives for replication of a certain asset class or speculation (investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter
("OTC").
A derivative may incur a loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative contract. A
Portfolio’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Portfolio. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Portfolios because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate
customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all of the broker’s customers, potentially resulting in losses to the Portfolios. Using derivatives to hedge can guard against potential risks, but it also adds to the Portfolios’ expenses and can eliminate some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.
In order to define their contractual rights and to secure rights that will help the Portfolios mitigate their counterparty risk, the
Portfolios may enter into an International Swaps and Derivatives
Association, Inc. Master Agreement (“ISDA Master Agreement”)
or similar agreement with derivative contract counterparties.
An ISDA Master Agreement is a bilateral agreement between a
Portfolio and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master
Agreement, each Portfolio may, under certain circumstances,
offset with the counterparty certain derivatives' payables and/
or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default
(close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency
laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral and margin requirements vary by type of
derivative. Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared
derivatives (futures, options, and centrally cleared swaps). Brokers can ask for margining in excess of the minimum requirements
in certain situations. Collateral terms are contract specific for
OTC derivatives (foreign currency exchange contracts, options, and swaps). For derivatives traded under an ISDA Master
Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Portfolio and the counterparty.

Notes to Schedule of Investments
as of March 28, 2024
(unaudited)

For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Portfolio has been noted in the
Schedule of Investments. To the extent amounts due to a Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty nonperformance. The Portfolios attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Options
— All Portfolios, with the exception of the Money Market,
may buy put and call options and write put and covered call
options. The Portfolios intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or
interest rates. The Portfolios may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.
Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.
Buying put options tends to decrease a Portfolio’s exposure
to the underlying security while buying call options tends to increase a Portfolio’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the
contract against default. Writing put options tends to increase a
Portfolio’s exposure to the underlying security while writing call options tends to decrease a Portfolio’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when the Portfolio has purchased an option, exercises that option, and the counterparty doesn’t buy from the Portfolio or sell to the Portfolio the underlying asset as required. In the case where the Portfolio has written an option, the Portfolio doesn’t have counterparty risk. Counterparty risk on purchased over-the-
counter options is partially mitigated by the Portfolio’s collateral posting requirements. As the option increases in value to the
Portfolio, the Portfolio receives collateral from the counterparty.
Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.
Futures Contracts
— All Portfolios, with the exception of
the Money Market, may use futures contracts to manage the
exposure to interest rate and market or currency fluctuations.
Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit”
are held on deposit with and pledged to the broker. Additional securities held by the Portfolios may be earmarked to cover
open futures contracts. A futures contract’s daily change in value
(“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.
During the period ended March 28, 2024, Aggressive Allocation,
Balanced Income Plus, Diversified Income Plus, Government
Bond, Income, Moderate Allocation, Moderately Aggressive
Allocation, Moderately Conservative Allocation, and Opportunity
Income Plus used treasury futures to manage the duration
and yield curve exposure of the respective Portfolio versus its benchmark.
During the period ended March 28, 2024, Aggressive Allocation,
Balanced Income Plus, Diversified Income Plus, ESG Index,
Emerging Markets Equity, Global Stock, International Allocation,
International Index, Large Cap Index, Low Volatility Equity, Mid Cap
Index, Moderate Allocation, Moderately Aggressive Allocation,
Moderately Conservative Allocation, Real Estate Securities, and
Small Cap Index used equity futures to manage exposure to the equities market.
During the period ended March 28, 2024, Aggressive Allocation,
Balanced Income Plus, Diversified Income Plus, Moderate
Allocation, Moderately Aggressive Allocation, and Moderately
Conservative Allocation used foreign exchange futures to hedge the currency risk.
Foreign Currency Forward Contracts
— In connection with
purchases and sales of securities denominated in foreign
currencies, all Portfolios, with the exception of the Money Market, may enter into foreign currency forward contracts. Additionally, the
Portfolios may enter into such contracts to mitigate currency and counterparty exposure to other foreign-currency-denominated
investments. These contracts are recorded at value and
the realized- and change in unrealized- foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these forward contracts, the Portfolios could be exposed to foreign currency fluctuations.
Foreign currency contracts are valued daily and unrealized
appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-counter and a Portfolio is exposed to counterparty risk equal to the discounted net amount of payments to the Portfolio.
Swap Agreements
— All Portfolios, with the exception of the
Money Market, may enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include

Notes to Schedule of Investments
as of March 28, 2024
(unaudited)

market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal.
Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Portfolio is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Portfolio is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction.
The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at the
clearinghouse end of day prices as furnished by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the
Statement of Assets and Liabilities and recorded as unrealized gain or loss.  The Portfolio accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount recorded as realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Portfolio’s custodian, or a third party, in connection with these agreements. Certain swap agreements are over-the-counter. In these types of transactions, the Portfolio is exposed to counterparty risk, which is the discounted net amount of payments owed to the Portfolio. This risk is partially mitigated by the Portfolio’s collateral posting requirements. As the swap increases in value to the Portfolio, the Portfolio receives collateral from the counterparty.  Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.
Credit Default Swaps
— A credit default swap ("CDS") is a swap
agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a
CDS transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a CDS contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a CDS is said to buy protection whereas a seller of a CDS is said to sell protection.
The Portfolios may be either the protection seller or the protection buyer.
Certain Portfolios enter into credit default derivative contracts directly through CDSs or through credit default swap indices ("CDX
Indices"). CDX indices are static pools of equally weighted CDSs referencing corporate bonds and/or loans designed to increase or decrease diversified credit exposure to these asset classes.
Portfolios sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract, the maximum potential amount of future payments would be the notional amount.
Portfolios buy default protection in order to reduce their overall credit exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure.  If a default event as specified in the CDS reference entity agreement occurs, the
Portfolio has the option to receive a cash payment in exchange for the credit loss of the reference entity obligation as of the date of the credit event. A realized gain or loss is recorded upon a default event or the maturity or termination of the CDS agreement.
For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which could include a reduction in interest or principal, maturity extension and subordination to other obligations.
During the period ended March 28, 2024, Balanced Income Plus,
Diversified Income Plus, High Yield, Income, Multidimensional
Income, and Opportunity Income Plus used CDX indices
(comprised of CDSs) to help manage credit risk exposure within the Portfolio.
Total Rate of Return Swaps
— A total rate of return swap is
a swap agreement between two parties to exchange the total
return of a particular reference asset.  A total return swap involves commitments to pay interest in exchange for a marked linked
return based on a notional amount.  To the extent that the total return of the security, group of securities, or index underlying the transactions exceeds or falls short of the offsetting interest obligation, the Portfolios will receive a payment from or make a payment to the counterparty.  The Portfolios may take a "long" or
"short" position with respect to the underlying referenced asset.
During the period ended March 28, 2024, Aggressive Allocation used total rate of return swaps to achieve exposure to asset

Notes to Schedule of Investments
as of March 28, 2024
(unaudited)

classes where liquid future contracts do not exist or where pricing of the swap contract is more attractive than the futures contract.
For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Bank Loans (Leveraged Loans)
— Certain Portfolios may invest
in bank loans, which are senior secured loans that are made by banks or other lending institutions to companies that are typically rated below investment grade.  A Portfolio may invest in multiple series or tranches of a bank loan, with varying terms and different associated risks.  Transactions in bank loan securities may settle on a delayed basis, which may result in the proceeds of the
sale to not be readily available for a Portfolio to make additional investments.  Interest rates of bank loan securities typically reset periodically, as the rates are tied to a reference index rate, plus a premium.  Income is recorded daily on bank loan securities.  On an ongoing basis, a Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit of the bank loan.  This commitment fee is accrued as income over the term of the bank loan.  A Portfolio may receive consent and amendment fees for accepting an amendment to the current terms of a bank loan.  Consent and amendment fees are accrued as income when the changes to the bank loan are immaterial and to capital when the changes are material.
All or a portion of these bank loan commitments may be
unfunded. A Portfolio is obligated to fund these commitments at the borrower’s discretion. Therefore, the Portfolio must have funds sufficient to cover its contractual obligation. These unfunded bank loan commitments, which are marked-to-market daily, are presented in the Schedule of Investments and included in Payable for investments purchased on a delayed-delivery basis on the
Statement of Assets and Liabilities.
Private Equity Funds
—  Typically, when a Portfolio invests in a
Private Equity Fund, the Portfolio makes a commitment to invest a specified amount of capital in the applicable Private Equity Fund.
The capital commitment may be drawn by the general partner of the
Private Equity Fund either all at once or through a series of capital calls at the discretion of the general partner. Thus, an unfunded capital commitment represents the portion of the Portfolio’s overall capital commitment that has not yet been called by the general partner. Unfunded commitments may subject the Portfolio to
certain risks. For example, the Portfolio may be required to:
liquidate other portfolio investments, potentially at inopportune times, to obtain the cash needed to satisfy its obligations with respect to a capital call or borrow under a credit facility which may result in additional expenses to the Portfolio. Management recognizes these risks as potentially detrimental to the overall strategy and so the Fund will generally maintain with its custodian cash and/or, liquid investments having an aggregate value at least equal to the par value of unfunded capital commitments.
As of March 28, 2024, the unfunded capital commitments were
as follows:
Additional information for the Portfolio's policy regarding
valuation of investments and other significant accounting policies can be obtained by referring to the Portfolio's most recent annual or semiannual shareholder report.
Portfolio
Total
Commitments
Unfunded
Commitments
Percent
Funded
Aggressive Allocation 62,000,000 52,621,815 15.13%
Moderate Allocation 161,000,000 138,494,459 13.98%
Moderately Aggressive
Allocation 141,000,000 121,471,730 13.85%
Moderately Conservative
Allocation 67,000,000 57,884,769 13.60%
431,000,000 370,472,773 14.04%